UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08090

Lincoln Variable Insurance Products Trust
(Exact name of registrant as specified in charter)

1301 South Harrison Street
Fort Wayne, Indiana 46802
(Address of principal executive offices) (Zip code)

Ronald A. Holinsky, Esq.

Lincoln Financial Group

150 North Radnor Chester Road
Radnor, Pennsylvania 19087
(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

US Bank Tower

633 West 5th Street

Suite 4900

Los Angeles, CA 90071-2013

Registrant’s telephone number, including area code: (260) 455-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

LVIP JPMorgan Mid Cap Value Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP JPMorgan Mid Cap Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	0.98%

Key Fund Statistics

  Total Net Assets$282,901,561
  # of Portfolio Holdings104
  Portfolio Turnover Rate8%
  Total Advisory Fees Paid$917,628

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	96.8%
Short-Term Investments	3.1%
Other	0.1%

Top 5 Industries (Equity)

Machinery	7.9%
Banks	7.0%
Capital Markets	6.2%
Insurance	5.6%
Electronic Equipment, Instruments & Components	5.2%

Top 5 Holdings (Equity)

Ameriprise Financial, Inc.	2.2%
Loews Corp.	1.8%
Williams Cos., Inc.	1.8%
Cencora, Inc.	1.7%
Arch Capital Group Ltd.	1.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Change in Independent Registered Public Accounting Firm

Accountant change: Effective January 1, 2024, Tait, Weller and Baker LLP was dismissed as independent public accounting firm for the Fund, and the election of Ernst and Young was approved.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP JPMorgan Mid Cap Value Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP JPMorgan Mid Cap Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$37	0.73%

Key Fund Statistics

  Total Net Assets$282,901,561
  # of Portfolio Holdings104
  Portfolio Turnover Rate8%
  Total Advisory Fees Paid$917,628

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	96.8%
Short-Term Investments	3.1%
Other	0.1%

Top 5 Industries (Equity)

Machinery	7.9%
Banks	7.0%
Capital Markets	6.2%
Insurance	5.6%
Electronic Equipment, Instruments & Components	5.2%

Top 5 Holdings (Equity)

Ameriprise Financial, Inc.	2.2%
Loews Corp.	1.8%
Williams Cos., Inc.	1.8%
Cencora, Inc.	1.7%
Arch Capital Group Ltd.	1.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Change in Independent Registered Public Accounting Firm

Accountant change: Effective January 1, 2024, Tait, Weller and Baker LLP was dismissed as independent public accounting firm for the Fund, and the election of Ernst and Young was approved.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP JPMorgan Retirement Income Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP JPMorgan Retirement Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$32	0.63%

Key Fund Statistics

  Total Net Assets$204,174,487
  # of Portfolio Holdings21
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid$304,486

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	55.3%
Equity Funds	23.6%
International Equity Funds	12.6%
Money Market Funds	4.1%
Global Equity Funds	4.1%
U.S. Treasury Obligations	0.2%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP JPMorgan Retirement Income Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP JPMorgan Retirement Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$19	0.38%

Key Fund Statistics

  Total Net Assets$204,174,487
  # of Portfolio Holdings21
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid$304,486

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	55.3%
Equity Funds	23.6%
International Equity Funds	12.6%
Money Market Funds	4.1%
Global Equity Funds	4.1%
U.S. Treasury Obligations	0.2%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$52	1.02%

Key Fund Statistics

  Total Net Assets$559,090,831
  # of Portfolio Holdings448
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid$1,988,959

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	94.0%
Short-Term Investments	5.7%
Rights	0.0%
Other	0.3%

Top 5 Industries (Equity)

Machinery	6.3%
Banks	6.3%
Capital Markets	5.5%
Insurance	4.9%
Health Care Providers & Services	4.6%

Top 5 Holdings (Equity)

Ameriprise Financial, Inc.	1.7%
Arch Capital Group Ltd.	1.4%
Diamondback Energy, Inc.	1.3%
Williams Cos., Inc.	1.2%
Loews Corp.	1.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$39	0.77%

Key Fund Statistics

  Total Net Assets$559,090,831
  # of Portfolio Holdings448
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid$1,988,959

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	94.0%
Short-Term Investments	5.7%
Rights	0.0%
Other	0.3%

Top 5 Industries (Equity)

Machinery	6.3%
Banks	6.3%
Capital Markets	5.5%
Insurance	4.9%
Health Care Providers & Services	4.6%

Top 5 Holdings (Equity)

Ameriprise Financial, Inc.	1.7%
Arch Capital Group Ltd.	1.4%
Diamondback Energy, Inc.	1.3%
Williams Cos., Inc.	1.2%
Loews Corp.	1.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP JPMorgan Small Cap Core Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP JPMorgan Small Cap Core Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$52	1.01%

Key Fund Statistics

  Total Net Assets$178,037,850
  # of Portfolio Holdings505
  Portfolio Turnover Rate35%
  Total Advisory Fees Paid$565,153

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.4%
Short-Term Investments	0.9%
Rights	0.0%
Other	1.7%

Top 5 Industries (Equity)

Banks	8.7%
Biotechnology	8.6%
Software	5.9%
Semiconductors & Semiconductor Equipment	4.1%
Oil, Gas & Consumable Fuels	3.5%

Top 5 Holdings (Equity)

Viking Therapeutics, Inc.	0.8%
Super Micro Computer, Inc.	0.8%
ABM Industries, Inc.	0.7%
Comfort Systems USA, Inc.	0.7%
Medpace Holdings, Inc.	0.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Change in Independent Registered Public Accounting Firm

Accountant change: Effective January 1, 2024, Tait, Weller and Baker LLP was dismissed as independent public accounting firm for the Fund, and the election of Ernst and Young was approved.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP JPMorgan Small Cap Core Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP JPMorgan Small Cap Core Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$39	0.76%

Key Fund Statistics

  Total Net Assets$178,037,850
  # of Portfolio Holdings505
  Portfolio Turnover Rate35%
  Total Advisory Fees Paid$565,153

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.4%
Short-Term Investments	0.9%
Rights	0.0%
Other	1.7%

Top 5 Industries (Equity)

Banks	8.7%
Biotechnology	8.6%
Software	5.9%
Semiconductors & Semiconductor Equipment	4.1%
Oil, Gas & Consumable Fuels	3.5%

Top 5 Holdings (Equity)

Viking Therapeutics, Inc.	0.8%
Super Micro Computer, Inc.	0.8%
ABM Industries, Inc.	0.7%
Comfort Systems USA, Inc.	0.7%
Medpace Holdings, Inc.	0.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Change in Independent Registered Public Accounting Firm

Accountant change: Effective January 1, 2024, Tait, Weller and Baker LLP was dismissed as independent public accounting firm for the Fund, and the election of Ernst and Young was approved.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP JPMorgan U.S. Equity Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP JPMorgan U.S. Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48	0.89%

Key Fund Statistics

  Total Net Assets$210,747,265
  # of Portfolio Holdings52
  Portfolio Turnover Rate30%
  Total Advisory Fees Paid$513,817

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.3%
Short-Term Investments	0.4%
Other	0.3%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	13.0%
Software	12.8%
Technology Hardware, Storage & Peripherals	8.5%
Interactive Media & Services	6.5%
Biotechnology	6.2%

Top 5 Holdings (Equity)

Microsoft Corp.	9.6%
Apple, Inc.	7.8%
NVIDIA Corp.	7.3%
Amazon.com, Inc.	4.3%
Alphabet, Inc., Class A	3.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Change in Independent Registered Public Accounting Firm

Accountant change: Effective January 1, 2024, Tait, Weller and Baker LLP was dismissed as independent public accounting firm for the Fund, and the election of Ernst and Young was approved.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP JPMorgan U.S. Equity Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP JPMorgan U.S. Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$34	0.64%

Key Fund Statistics

  Total Net Assets$210,747,265
  # of Portfolio Holdings52
  Portfolio Turnover Rate30%
  Total Advisory Fees Paid$513,817

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.3%
Short-Term Investments	0.4%
Other	0.3%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	13.0%
Software	12.8%
Technology Hardware, Storage & Peripherals	8.5%
Interactive Media & Services	6.5%
Biotechnology	6.2%

Top 5 Holdings (Equity)

Microsoft Corp.	9.6%
Apple, Inc.	7.8%
NVIDIA Corp.	7.3%
Amazon.com, Inc.	4.3%
Alphabet, Inc., Class A	3.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Change in Independent Registered Public Accounting Firm

Accountant change: Effective January 1, 2024, Tait, Weller and Baker LLP was dismissed as independent public accounting firm for the Fund, and the election of Ernst and Young was approved.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Loomis Sayles Global Growth Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Loomis Sayles Global Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$59	1.12%

Key Fund Statistics

  Total Net Assets$263,513,653
  # of Portfolio Holdings45
  Portfolio Turnover Rate5%
  Total Advisory Fees Paid$873,774

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.2%
Short-Term Investments	0.6%
Other	0.2%

Top 5 Industries (Equity)

Interactive Media & Services	16.8%
Broadline Retail	13.5%
Software	11.3%
Pharmaceuticals	8.2%
Financial Services	7.1%

Top 5 Holdings (Equity)

Meta Platforms, Inc., Class A	7.3%
Amazon.com, Inc.	6.5%
MercadoLibre, Inc.	6.1%
Alphabet, Inc., Class A	5.8%
Netflix, Inc.	4.3%

Top 5 Countries (Equity)

United States	57.1%
China	7.6%
Switzerland	6.8%
Uruguay	6.1%
United Kingdom	5.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Loomis Sayles Global Growth Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Loomis Sayles Global Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$40	0.77%

Key Fund Statistics

  Total Net Assets$263,513,653
  # of Portfolio Holdings45
  Portfolio Turnover Rate5%
  Total Advisory Fees Paid$873,774

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.2%
Short-Term Investments	0.6%
Other	0.2%

Top 5 Industries (Equity)

Interactive Media & Services	16.8%
Broadline Retail	13.5%
Software	11.3%
Pharmaceuticals	8.2%
Financial Services	7.1%

Top 5 Holdings (Equity)

Meta Platforms, Inc., Class A	7.3%
Amazon.com, Inc.	6.5%
MercadoLibre, Inc.	6.1%
Alphabet, Inc., Class A	5.8%
Netflix, Inc.	4.3%

Top 5 Countries (Equity)

United States	57.1%
China	7.6%
Switzerland	6.8%
Uruguay	6.1%
United Kingdom	5.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Macquarie Bond Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Macquarie Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$36	0.72%

Key Fund Statistics

  Total Net Assets$6,826,096,690
  # of Portfolio Holdings611
  Portfolio Turnover Rate60%
  Total Advisory Fees Paid$10,467,658

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Agency Mortgage-Backed Securities	29.5%
Corporate Bonds	28.9%
U.S. Treasury Obligations	21.5%
Non-Agency Commercial Mortgage-Backed Securities	8.8%
Non-Agency Asset-Backed Securities	4.7%
Discounted Commercial Paper	2.6%
Non-Agency Collateralized Mortgage Obligations	2.0%
Agency Collateralized Mortgage Obligations	1.3%
Supranational Banks	0.5%
Loan Agreements	0.2%
Other	0.0%

Top 5 Industries (Fixed Income)

Banks	8.6%
Electric	4.1%
Pipelines	2.1%
Diversified Financial Services	1.9%
Oil & Gas	1.8%

Credit Quality Ratings (as a % of fixed income investments)

U.S. Government	50.9%
AAA	13.6%
AA	3.3%
A	12.7%
BBB	15.0%
BB	1.0%
B	0.2%
Not Rated	0.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Macquarie Bond Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Macquarie Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$18	0.37%

Key Fund Statistics

  Total Net Assets$6,826,096,690
  # of Portfolio Holdings611
  Portfolio Turnover Rate60%
  Total Advisory Fees Paid$10,467,658

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Agency Mortgage-Backed Securities	29.5%
Corporate Bonds	28.9%
U.S. Treasury Obligations	21.5%
Non-Agency Commercial Mortgage-Backed Securities	8.8%
Non-Agency Asset-Backed Securities	4.7%
Discounted Commercial Paper	2.6%
Non-Agency Collateralized Mortgage Obligations	2.0%
Agency Collateralized Mortgage Obligations	1.3%
Supranational Banks	0.5%
Loan Agreements	0.2%
Other	0.0%

Top 5 Industries (Fixed Income)

Banks	8.6%
Electric	4.1%
Pipelines	2.1%
Diversified Financial Services	1.9%
Oil & Gas	1.8%

Credit Quality Ratings (as a % of fixed income investments)

U.S. Government	50.9%
AAA	13.6%
AA	3.3%
A	12.7%
BBB	15.0%
BB	1.0%
B	0.2%
Not Rated	0.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Macquarie Diversified Floating Rate Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Macquarie Diversified Floating Rate Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$44	0.88%

Key Fund Statistics

  Total Net Assets$815,408,056
  # of Portfolio Holdings327
  Portfolio Turnover Rate51%
  Total Advisory Fees Paid$2,201,673

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Corporate Bonds	21.2%
U.S. Treasury Obligations	17.9%
Non-Agency Asset-Backed Securities	17.1%
Supranational Banks	9.1%
Non-Agency Commercial Mortgage-Backed Securities	8.3%
Agency Mortgage-Backed Securities	6.6%
Loan Agreements	6.0%
Sovereign Bonds	5.1%
Agency Obligations	4.0%
Agency Collateralized Mortgage Obligations	1.3%
Other	3.4%

Top 5 Industries (Fixed Income)

Banks	6.7%
Diversified Financial Services	2.1%
Electric	2.1%
Pipelines	1.7%
Health Care Services	1.4%

Credit Quality Ratings (as a % of fixed income investments)

U.S. Government	28.7%
AAA	37.3%
AA	5.6%
A	10.6%
BBB	12.7%
BB	2.0%
B	1.0%
Not Rated	0.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Macquarie Diversified Floating Rate Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Macquarie Diversified Floating Rate Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$32	0.63%

Key Fund Statistics

  Total Net Assets$815,408,056
  # of Portfolio Holdings327
  Portfolio Turnover Rate51%
  Total Advisory Fees Paid$2,201,673

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Corporate Bonds	21.2%
U.S. Treasury Obligations	17.9%
Non-Agency Asset-Backed Securities	17.1%
Supranational Banks	9.1%
Non-Agency Commercial Mortgage-Backed Securities	8.3%
Agency Mortgage-Backed Securities	6.6%
Loan Agreements	6.0%
Sovereign Bonds	5.1%
Agency Obligations	4.0%
Agency Collateralized Mortgage Obligations	1.3%
Other	3.4%

Top 5 Industries (Fixed Income)

Banks	6.7%
Diversified Financial Services	2.1%
Electric	2.1%
Pipelines	1.7%
Health Care Services	1.4%

Credit Quality Ratings (as a % of fixed income investments)

U.S. Government	28.7%
AAA	37.3%
AA	5.6%
A	10.6%
BBB	12.7%
BB	2.0%
B	1.0%
Not Rated	0.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Macquarie Diversified Income Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Macquarie Diversified Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$42	0.84%

Key Fund Statistics

  Total Net Assets$2,222,621,805
  # of Portfolio Holdings834
  Portfolio Turnover Rate59%
  Total Advisory Fees Paid$6,426,480

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Corporate Bonds	32.8%
Agency Mortgage-Backed Securities	26.4%
U.S. Treasury Obligations	17.9%
Non-Agency Commercial Mortgage-Backed Securities	8.5%
Non-Agency Asset-Backed Securities	4.3%
Loan Agreements	3.1%
Short-Term Investments	2.7%
Non-Agency Collateralized Mortgage Obligations	1.9%
Sovereign Bonds	1.4%
Agency Collateralized Mortgage Obligations	1.0%
Other	0.0%

Top 5 Industries (Fixed Income)

Banks	8.9%
Electric	3.7%
Pipelines	2.5%
Diversified Financial Services	2.2%
Oil & Gas	2.0%

Credit Quality Ratings (as a % of fixed income investments)

U.S. Government	44.0%
AAA	12.5%
AA	2.6%
A	12.9%
BBB	16.9%
BB	4.6%
B	2.3%
CCC	0.1%
CC	0.0%
Not Rated	1.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Macquarie Diversified Income Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Macquarie Diversified Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$27	0.54%

Key Fund Statistics

  Total Net Assets$2,222,621,805
  # of Portfolio Holdings834
  Portfolio Turnover Rate59%
  Total Advisory Fees Paid$6,426,480

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Corporate Bonds	32.8%
Agency Mortgage-Backed Securities	26.4%
U.S. Treasury Obligations	17.9%
Non-Agency Commercial Mortgage-Backed Securities	8.5%
Non-Agency Asset-Backed Securities	4.3%
Loan Agreements	3.1%
Short-Term Investments	2.7%
Non-Agency Collateralized Mortgage Obligations	1.9%
Sovereign Bonds	1.4%
Agency Collateralized Mortgage Obligations	1.0%
Other	0.0%

Top 5 Industries (Fixed Income)

Banks	8.9%
Electric	3.7%
Pipelines	2.5%
Diversified Financial Services	2.2%
Oil & Gas	2.0%

Credit Quality Ratings (as a % of fixed income investments)

U.S. Government	44.0%
AAA	12.5%
AA	2.6%
A	12.9%
BBB	16.9%
BB	4.6%
B	2.3%
CCC	0.1%
CC	0.0%
Not Rated	1.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Macquarie High Yield Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Macquarie High Yield Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$52	1.04%

Key Fund Statistics

  Total Net Assets$164,955,394
  # of Portfolio Holdings201
  Portfolio Turnover Rate27%
  Total Advisory Fees Paid$529,553

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Corporate Bonds	86.6%
Loan Agreements	6.8%
Short-Term Investments	4.7%
Supranational Banks	0.6%
Non-Agency Asset-Backed Securities	0.2%
Other	1.1%

Top 5 Industries (Fixed Income)

Oil & Gas	6.8%
Media	6.6%
Telecommunications	5.6%
Retail	4.7%
Pipelines	4.2%

Credit Quality Ratings (as a % of fixed income investments)

BBB	7.1%
BB	52.9%
B	25.4%
CCC	7.9%
Not Rated	1.9%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Macquarie High Yield Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Macquarie High Yield Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$37	0.74%

Key Fund Statistics

  Total Net Assets$164,955,394
  # of Portfolio Holdings201
  Portfolio Turnover Rate27%
  Total Advisory Fees Paid$529,553

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Corporate Bonds	86.6%
Loan Agreements	6.8%
Short-Term Investments	4.7%
Supranational Banks	0.6%
Non-Agency Asset-Backed Securities	0.2%
Other	1.1%

Top 5 Industries (Fixed Income)

Oil & Gas	6.8%
Media	6.6%
Telecommunications	5.6%
Retail	4.7%
Pipelines	4.2%

Credit Quality Ratings (as a % of fixed income investments)

BBB	7.1%
BB	52.9%
B	25.4%
CCC	7.9%
Not Rated	1.9%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Macquarie Limited-Term Diversified Income Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Macquarie Limited-Term Diversified Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$42	0.83%

Key Fund Statistics

  Total Net Assets$1,135,605,273
  # of Portfolio Holdings226
  Portfolio Turnover Rate82%
  Total Advisory Fees Paid$2,734,282

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Corporate Bonds	34.8%
U.S. Treasury Obligations	32.4%
Non-Agency Asset-Backed Securities	25.1%
Agency Mortgage-Backed Securities	3.3%
Short-term Investments	3.0%
Agency Collateralized Mortgage Obligations	1.2%
Non-Agency Collateralized Mortgage Obligations	0.9%
Agency Commercial Mortgage-Backed Securities	0.3%
Other	(1.0%)

Top 5 Industries (Fixed Income)

Banks	10.1%
Electric	4.9%
Pipelines	2.4%
Diversified Financial Services	2.0%
Auto Manufacturers	1.4%

Credit Quality Ratings (as a % of fixed income investments)

U.S. Government	35.3%
AAA	26.8%
AA	4.1%
A	12.8%
BBB	15.4%
BB	1.3%
B	0.5%
Not Rated	0.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Macquarie Limited-Term Diversified Income Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Macquarie Limited-Term Diversified Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$27	0.53%

Key Fund Statistics

  Total Net Assets$1,135,605,273
  # of Portfolio Holdings226
  Portfolio Turnover Rate82%
  Total Advisory Fees Paid$2,734,282

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Corporate Bonds	34.8%
U.S. Treasury Obligations	32.4%
Non-Agency Asset-Backed Securities	25.1%
Agency Mortgage-Backed Securities	3.3%
Short-term Investments	3.0%
Agency Collateralized Mortgage Obligations	1.2%
Non-Agency Collateralized Mortgage Obligations	0.9%
Agency Commercial Mortgage-Backed Securities	0.3%
Other	(1.0%)

Top 5 Industries (Fixed Income)

Banks	10.1%
Electric	4.9%
Pipelines	2.4%
Diversified Financial Services	2.0%
Auto Manufacturers	1.4%

Credit Quality Ratings (as a % of fixed income investments)

U.S. Government	35.3%
AAA	26.8%
AA	4.1%
A	12.8%
BBB	15.4%
BB	1.3%
B	0.5%
Not Rated	0.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Macquarie Mid Cap Value Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Macquarie Mid Cap Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.77%

Key Fund Statistics

  Total Net Assets$895,275,209
  # of Portfolio Holdings95
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$1,658,826

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.4%
Discounted Commercial Paper	2.6%
Short-Term Investments	0.0%
Other	0.0%

Top 5 Industries (Equity)

Insurance	7.2%
Oil, Gas & Consumable Fuels	6.0%
Banks	4.8%
Machinery	4.7%
Electrical Equipment	3.7%

Top 5 Holdings (Equity)

KBR, Inc.	1.9%
Parker-Hannifin Corp.	1.9%
Marriott International, Inc., Class A	1.9%
Regal Rexnord Corp.	1.9%
Hartford Financial Services Group, Inc.	1.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Macquarie Mid Cap Value Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Macquarie Mid Cap Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$21	0.42%

Key Fund Statistics

  Total Net Assets$895,275,209
  # of Portfolio Holdings95
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$1,658,826

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.4%
Discounted Commercial Paper	2.6%
Short-Term Investments	0.0%
Other	0.0%

Top 5 Industries (Equity)

Insurance	7.2%
Oil, Gas & Consumable Fuels	6.0%
Banks	4.8%
Machinery	4.7%
Electrical Equipment	3.7%

Top 5 Holdings (Equity)

KBR, Inc.	1.9%
Parker-Hannifin Corp.	1.9%
Marriott International, Inc., Class A	1.9%
Regal Rexnord Corp.	1.9%
Hartford Financial Services Group, Inc.	1.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Macquarie SMID Cap Core Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Macquarie SMID Cap Core Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.10%

Key Fund Statistics

  Total Net Assets$622,584,370
  # of Portfolio Holdings132
  Portfolio Turnover Rate7%
  Total Advisory Fees Paid$2,293,254

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.3%
Short-Term Investments	2.7%
Other	0.0%

Top 5 Industries (Equity)

Software	8.0%
Biotechnology	7.4%
Banks	6.1%
Insurance	4.2%
Machinery	4.1%

Top 5 Holdings (Equity)

PTC, Inc.	1.7%
Chesapeake Energy Corp.	1.6%
Liberty Energy, Inc.	1.6%
East West Bancorp, Inc.	1.5%
Casey's General Stores, Inc.	1.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Macquarie SMID Cap Core Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Macquarie SMID Cap Core Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$41	0.80%

Key Fund Statistics

  Total Net Assets$622,584,370
  # of Portfolio Holdings132
  Portfolio Turnover Rate7%
  Total Advisory Fees Paid$2,293,254

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.3%
Short-Term Investments	2.7%
Other	0.0%

Top 5 Industries (Equity)

Software	8.0%
Biotechnology	7.4%
Banks	6.1%
Insurance	4.2%
Machinery	4.1%

Top 5 Holdings (Equity)

PTC, Inc.	1.7%
Chesapeake Energy Corp.	1.6%
Liberty Energy, Inc.	1.6%
East West Bancorp, Inc.	1.5%
Casey's General Stores, Inc.	1.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Macquarie Social Awareness Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Macquarie Social Awareness Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$41	0.78%

Key Fund Statistics

  Total Net Assets$818,753,286
  # of Portfolio Holdings97
  Portfolio Turnover Rate1%
  Total Advisory Fees Paid$1,475,880

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.3%
Short-Term Investments	1.7%
Other	0.0%

Top 5 Industries (Equity)

Software	15.2%
Semiconductors & Semiconductor Equipment	9.6%
Interactive Media & Services	7.1%
Technology Hardware, Storage & Peripherals	6.0%
Broadline Retail	3.9%

Top 5 Holdings (Equity)

Microsoft Corp.	7.5%
Apple, Inc.	6.0%
NVIDIA Corp.	5.5%
Alphabet, Inc., Class A	4.9%
Amazon.com, Inc.	3.9%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Macquarie Social Awareness Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Macquarie Social Awareness Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$23	0.43%

Key Fund Statistics

  Total Net Assets$818,753,286
  # of Portfolio Holdings97
  Portfolio Turnover Rate1%
  Total Advisory Fees Paid$1,475,880

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.3%
Short-Term Investments	1.7%
Other	0.0%

Top 5 Industries (Equity)

Software	15.2%
Semiconductors & Semiconductor Equipment	9.6%
Interactive Media & Services	7.1%
Technology Hardware, Storage & Peripherals	6.0%
Broadline Retail	3.9%

Top 5 Holdings (Equity)

Microsoft Corp.	7.5%
Apple, Inc.	6.0%
NVIDIA Corp.	5.5%
Alphabet, Inc., Class A	4.9%
Amazon.com, Inc.	3.9%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Macquarie U.S. Growth Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Macquarie U.S. Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.02%

Key Fund Statistics

  Total Net Assets$451,471,024
  # of Portfolio Holdings63
  Portfolio Turnover Rate25%
  Total Advisory Fees Paid$1,647,712

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	100.0%
Short-Term Investments	0.2%
Other	(0.2%)

Top 5 Industries (Equity)

Software	19.3%
Semiconductors & Semiconductor Equipment	18.8%
Interactive Media & Services	13.8%
Technology Hardware, Storage & Peripherals	8.5%
Hotels, Restaurants & Leisure	4.3%

Top 5 Holdings (Equity)

Microsoft Corp.	8.2%
Apple, Inc.	7.4%
NVIDIA Corp.	6.8%
Alphabet, Inc., Class A	4.9%
Meta Platforms, Inc., Class A	4.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Macquarie U.S. Growth Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Macquarie U.S. Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$40	0.72%

Key Fund Statistics

  Total Net Assets$451,471,024
  # of Portfolio Holdings63
  Portfolio Turnover Rate25%
  Total Advisory Fees Paid$1,647,712

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	100.0%
Short-Term Investments	0.2%
Other	(0.2%)

Top 5 Industries (Equity)

Software	19.3%
Semiconductors & Semiconductor Equipment	18.8%
Interactive Media & Services	13.8%
Technology Hardware, Storage & Peripherals	8.5%
Hotels, Restaurants & Leisure	4.3%

Top 5 Holdings (Equity)

Microsoft Corp.	8.2%
Apple, Inc.	7.4%
NVIDIA Corp.	6.8%
Alphabet, Inc., Class A	4.9%
Meta Platforms, Inc., Class A	4.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Macquarie U.S. REIT Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Macquarie U.S. REIT Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.13%

Key Fund Statistics

  Total Net Assets$356,038,277
  # of Portfolio Holdings63
  Portfolio Turnover Rate11%
  Total Advisory Fees Paid$1,311,101

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.6%
Short-Term Investments	0.4%
Other	1.0%

Top 5 Industries (Equity)

REIT Diversified	19.7%
REIT Apartments	15.3%
REIT Storage	11.8%
REIT Warehouse/Industry	10.7%
REIT Health Care	9.0%

Top 5 Holdings (Equity)

Prologis, Inc.	8.8%
Equinix, Inc.	7.1%
Welltower, Inc.	5.9%
Simon Property Group, Inc.	4.6%
Public Storage	4.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Macquarie U.S. REIT Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Macquarie U.S. REIT Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$41	0.83%

Key Fund Statistics

  Total Net Assets$356,038,277
  # of Portfolio Holdings63
  Portfolio Turnover Rate11%
  Total Advisory Fees Paid$1,311,101

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.6%
Short-Term Investments	0.4%
Other	1.0%

Top 5 Industries (Equity)

REIT Diversified	19.7%
REIT Apartments	15.3%
REIT Storage	11.8%
REIT Warehouse/Industry	10.7%
REIT Health Care	9.0%

Top 5 Holdings (Equity)

Prologis, Inc.	8.8%
Equinix, Inc.	7.1%
Welltower, Inc.	5.9%
Simon Property Group, Inc.	4.6%
Public Storage	4.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Macquarie Value Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Macquarie Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	0.97%

Key Fund Statistics

  Total Net Assets$1,313,618,747
  # of Portfolio Holdings34
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$4,070,267

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.0%
Short-Term Investments	0.7%
Other	0.3%

Top 5 Industries (Equity)

Banks	6.2%
Specialty Retail	6.2%
Communications Equipment	6.2%
Insurance	6.0%
Oil, Gas & Consumable Fuels	5.9%

Top 5 Holdings (Equity)

Oracle Corp.	3.4%
Equity Residential	3.4%
DuPont de Nemours, Inc.	3.3%
Honeywell International, Inc.	3.3%
TJX Cos., Inc.	3.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Macquarie Value Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Macquarie Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$34	0.67%

Key Fund Statistics

  Total Net Assets$1,313,618,747
  # of Portfolio Holdings34
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$4,070,267

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.0%
Short-Term Investments	0.7%
Other	0.3%

Top 5 Industries (Equity)

Banks	6.2%
Specialty Retail	6.2%
Communications Equipment	6.2%
Insurance	6.0%
Oil, Gas & Consumable Fuels	5.9%

Top 5 Holdings (Equity)

Oracle Corp.	3.4%
Equity Residential	3.4%
DuPont de Nemours, Inc.	3.3%
Honeywell International, Inc.	3.3%
TJX Cos., Inc.	3.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Macquarie Wealth Builder Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Macquarie Wealth Builder Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	0.96%

Key Fund Statistics

  Total Net Assets$127,014,844
  # of Portfolio Holdings565
  Portfolio Turnover Rate42%
  Total Advisory Fees Paid$397,995

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	49.3%
Agency Mortgage-Backed Securities	13.1%
U.S. Treasury Obligations	12.9%
Corporate Bonds	11.7%
Non-Agency Asset-Backed Securities	3.3%
Discounted Commercial Paper	3.3%
Non-Agency Commercial Mortgage-Backed Securities	3.2%
Exchange-Traded Funds	2.1%
Agency Collateralized Mortgage Obligations	0.4%
Preferred Stocks	0.2%
Other	0.2%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	4.8%
Technology Hardware, Storage & Peripherals	3.0%
Software	2.9%
Specialty Retail	2.9%
Oil, Gas & Consumable Fuels	2.6%

Top 5 Holdings (Equity)

Microsoft Corp.	2.2%
NVIDIA Corp.	2.2%
Apple, Inc.	2.0%
Exxon Mobil Corp.	1.0%
Merck & Co., Inc.	0.9%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Macquarie Wealth Builder Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Macquarie Wealth Builder Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$36	0.71%

Key Fund Statistics

  Total Net Assets$127,014,844
  # of Portfolio Holdings565
  Portfolio Turnover Rate42%
  Total Advisory Fees Paid$397,995

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	49.3%
Agency Mortgage-Backed Securities	13.1%
U.S. Treasury Obligations	12.9%
Corporate Bonds	11.7%
Non-Agency Asset-Backed Securities	3.3%
Discounted Commercial Paper	3.3%
Non-Agency Commercial Mortgage-Backed Securities	3.2%
Exchange-Traded Funds	2.1%
Agency Collateralized Mortgage Obligations	0.4%
Preferred Stocks	0.2%
Other	0.2%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	4.8%
Technology Hardware, Storage & Peripherals	3.0%
Software	2.9%
Specialty Retail	2.9%
Oil, Gas & Consumable Fuels	2.6%

Top 5 Holdings (Equity)

Microsoft Corp.	2.2%
NVIDIA Corp.	2.2%
Apple, Inc.	2.0%
Exxon Mobil Corp.	1.0%
Merck & Co., Inc.	0.9%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP MFS International Equity Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP MFS International Equity Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$22	0.44%

Key Fund Statistics

  Total Net Assets$604,575,316
  # of Portfolio Holdings14
  Portfolio Turnover Rate1%
  Total Advisory Fees Paid$560,802

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	85.6%
Equity Funds	9.5%
Money Market Funds	4.6%
Other	0.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP MFS International Equity Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP MFS International Equity Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$10	0.19%

Key Fund Statistics

  Total Net Assets$604,575,316
  # of Portfolio Holdings14
  Portfolio Turnover Rate1%
  Total Advisory Fees Paid$560,802

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	85.6%
Equity Funds	9.5%
Money Market Funds	4.6%
Other	0.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP MFS International Growth Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP MFS International Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$53	1.04%

Key Fund Statistics

  Total Net Assets$1,434,671,390
  # of Portfolio Holdings88
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$5,115,087

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.4%
Agency Obligations	1.8%
Short-Term Investments	0.1%
Other	0.7%

Top 5 Industries (Equity)

Chemicals	9.5%
Software	7.5%
Pharmaceuticals	7.1%
Beverages	6.2%
Hotels, Restaurants & Leisure	5.8%

Top 5 Holdings (Equity)

SAP SE	5.5%
Schneider Electric SE	4.8%
Hitachi Ltd.	4.6%
Nestle SA	4.2%
Roche Holding AG	3.5%

Top 5 Countries (Equity)

France	17.9%
Switzerland	11.5%
Germany	11.3%
Japan	10.9%
United Kingdom	8.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP MFS International Growth Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP MFS International Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$40	0.79%

Key Fund Statistics

  Total Net Assets$1,434,671,390
  # of Portfolio Holdings88
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$5,115,087

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.4%
Agency Obligations	1.8%
Short-Term Investments	0.1%
Other	0.7%

Top 5 Industries (Equity)

Chemicals	9.5%
Software	7.5%
Pharmaceuticals	7.1%
Beverages	6.2%
Hotels, Restaurants & Leisure	5.8%

Top 5 Holdings (Equity)

SAP SE	5.5%
Schneider Electric SE	4.8%
Hitachi Ltd.	4.6%
Nestle SA	4.2%
Roche Holding AG	3.5%

Top 5 Countries (Equity)

France	17.9%
Switzerland	11.5%
Germany	11.3%
Japan	10.9%
United Kingdom	8.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP MFS Value Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP MFS Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$44	0.86%

Key Fund Statistics

  Total Net Assets$2,043,882,650
  # of Portfolio Holdings74
  Portfolio Turnover Rate7%
  Total Advisory Fees Paid$5,688,269

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.4%
Short-Term Investments	0.5%
Other	0.1%

Top 5 Industries (Equity)

Insurance	11.6%
Banks	7.6%
Aerospace & Defense	7.1%
Health Care Providers & Services	7.1%
Semiconductors & Semiconductor Equipment	7.0%

Top 5 Holdings (Equity)

JPMorgan Chase & Co.	5.0%
Progressive Corp.	3.5%
Cigna Group	3.0%
McKesson Corp.	2.7%
ConocoPhillips	2.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP MFS Value Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP MFS Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$31	0.61%

Key Fund Statistics

  Total Net Assets$2,043,882,650
  # of Portfolio Holdings74
  Portfolio Turnover Rate7%
  Total Advisory Fees Paid$5,688,269

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.4%
Short-Term Investments	0.5%
Other	0.1%

Top 5 Industries (Equity)

Insurance	11.6%
Banks	7.6%
Aerospace & Defense	7.1%
Health Care Providers & Services	7.1%
Semiconductors & Semiconductor Equipment	7.0%

Top 5 Holdings (Equity)

JPMorgan Chase & Co.	5.0%
Progressive Corp.	3.5%
Cigna Group	3.0%
McKesson Corp.	2.7%
ConocoPhillips	2.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Mondrian Global Income Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Mondrian Global Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$44	0.91%

Key Fund Statistics

  Total Net Assets$447,393,963
  # of Portfolio Holdings132
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$1,228,183

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Sovereign Bonds	51.8%
U.S. Treasury Obligations	38.0%
Corporate Bonds	4.9%
Supranational Banks	3.8%
Short-Term Investments	1.3%
Common Stock	0.1%
Other	0.1%

Top 5 Countries (Fixed Income)

United States	38.1%
United Kingdom	7.6%
Japan	6.0%
New Zealand	6.0%
Italy	4.6%

Credit Quality Ratings (as a % of fixed income investments)

U.S. Government	38.1%
AAA	14.6%
AA	5.1%
A	7.0%
BBB	4.3%
Not Rated	29.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Mondrian Global Income Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Mondrian Global Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$32	0.66%

Key Fund Statistics

  Total Net Assets$447,393,963
  # of Portfolio Holdings132
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$1,228,183

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Sovereign Bonds	51.8%
U.S. Treasury Obligations	38.0%
Corporate Bonds	4.9%
Supranational Banks	3.8%
Short-Term Investments	1.3%
Common Stock	0.1%
Other	0.1%

Top 5 Countries (Fixed Income)

United States	38.1%
United Kingdom	7.6%
Japan	6.0%
New Zealand	6.0%
Italy	4.6%

Credit Quality Ratings (as a % of fixed income investments)

U.S. Government	38.1%
AAA	14.6%
AA	5.1%
A	7.0%
BBB	4.3%
Not Rated	29.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Mondrian International Value Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Mondrian International Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	0.99%

Key Fund Statistics

  Total Net Assets$1,073,544,225
  # of Portfolio Holdings51
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid$3,597,165

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.2%
Short-Term Investments	0.2%
Other	0.6%

Top 5 Industries (Equity)

Pharmaceuticals	11.6%
Banks	9.9%
Electric Utilities	6.3%
Industrial Conglomerates	5.3%
Oil, Gas & Consumable Fuels	5.3%

Top 5 Holdings (Equity)

Lloyds Banking Group PLC	3.5%
Fujitsu Ltd.	3.2%
Banco Santander SA	3.2%
Enel SpA	3.2%
Imperial Brands PLC	3.2%

Top 5 Countries (Equity)

Japan	25.0%
United Kingdom	23.3%
Germany	10.7%
France	7.3%
Italy	6.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Mondrian International Value Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Mondrian International Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$37	0.74%

Key Fund Statistics

  Total Net Assets$1,073,544,225
  # of Portfolio Holdings51
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid$3,597,165

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.2%
Short-Term Investments	0.2%
Other	0.6%

Top 5 Industries (Equity)

Pharmaceuticals	11.6%
Banks	9.9%
Electric Utilities	6.3%
Industrial Conglomerates	5.3%
Oil, Gas & Consumable Fuels	5.3%

Top 5 Holdings (Equity)

Lloyds Banking Group PLC	3.5%
Fujitsu Ltd.	3.2%
Banco Santander SA	3.2%
Enel SpA	3.2%
Imperial Brands PLC	3.2%

Top 5 Countries (Equity)

Japan	25.0%
United Kingdom	23.3%
Germany	10.7%
France	7.3%
Italy	6.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Multi-Manager Global Equity Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Multi-Manager Global Equity Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$29	0.56%

Key Fund Statistics

  Total Net Assets$98,050,895
  # of Portfolio Holdings15
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$94,311

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	57.1%
Equity Funds	38.0%
Money Market Funds	4.7%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Multi-Manager Global Equity Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Multi-Manager Global Equity Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$11	0.21%

Key Fund Statistics

  Total Net Assets$98,050,895
  # of Portfolio Holdings15
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$94,311

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	57.1%
Equity Funds	38.0%
Money Market Funds	4.7%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP PIMCO Low Duration Bond Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP PIMCO Low Duration Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$52	1.04%

Key Fund Statistics

  Total Net Assets$850,657,085
  # of Portfolio Holdings330
  Portfolio Turnover Rate98%
  Total Advisory Fees Paid$1,892,418

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Corporate Bonds	30.5%
Non-Agency Asset-Backed Securities	29.1%
U.S. Treasury Obligations	13.5%
Agency Obligations	7.0%
Agency Collateralized Mortgage Obligations	6.2%
Non-Agency Commercial Mortgage-Backed Securities	5.5%
Agency Mortgage-Backed Securities	4.7%
Non-Agency Collateralized Mortgage Obligations	3.8%
Sovereign Bonds	2.1%
Municipal Bonds	2.1%
Other	(4.5%)

Top 5 Industries (Fixed Income)

Banks	12.0%
Diversified Financial Services	2.4%
Auto Manufacturers	2.3%
Electric	2.3%
Insurance	2.2%

Credit Quality Ratings (as a % of fixed income investments)

U.S. Government	24.1%
AAA	37.1%
AA	3.6%
A	15.2%
BBB	12.5%
BB	0.8%
Not Rated	6.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP PIMCO Low Duration Bond Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP PIMCO Low Duration Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$40	0.79%

Key Fund Statistics

  Total Net Assets$850,657,085
  # of Portfolio Holdings330
  Portfolio Turnover Rate98%
  Total Advisory Fees Paid$1,892,418

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Corporate Bonds	30.5%
Non-Agency Asset-Backed Securities	29.1%
U.S. Treasury Obligations	13.5%
Agency Obligations	7.0%
Agency Collateralized Mortgage Obligations	6.2%
Non-Agency Commercial Mortgage-Backed Securities	5.5%
Agency Mortgage-Backed Securities	4.7%
Non-Agency Collateralized Mortgage Obligations	3.8%
Sovereign Bonds	2.1%
Municipal Bonds	2.1%
Other	(4.5%)

Top 5 Industries (Fixed Income)

Banks	12.0%
Diversified Financial Services	2.4%
Auto Manufacturers	2.3%
Electric	2.3%
Insurance	2.2%

Credit Quality Ratings (as a % of fixed income investments)

U.S. Government	24.1%
AAA	37.1%
AA	3.6%
A	15.2%
BBB	12.5%
BB	0.8%
Not Rated	6.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP SSGA Conservative Index Allocation Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP SSGA Conservative Index Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$23	0.45%

Key Fund Statistics

  Total Net Assets$141,458,908
  # of Portfolio Holdings7
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid$104,213

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	49.9%
Equity Funds	32.1%
International Equity Funds	18.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP SSGA Conservative Index Allocation Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP SSGA Conservative Index Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$10	0.20%

Key Fund Statistics

  Total Net Assets$141,458,908
  # of Portfolio Holdings7
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid$104,213

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	49.9%
Equity Funds	32.1%
International Equity Funds	18.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP SSGA Moderate Index Allocation Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP SSGA Moderate Index Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$23	0.46%

Key Fund Statistics

  Total Net Assets$615,379,700
  # of Portfolio Holdings8
  Portfolio Turnover Rate15%
  Total Advisory Fees Paid$451,637

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	44.2%
Fixed Income Funds	29.9%
International Equity Funds	25.9%
Money Market Funds	0.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP SSGA Moderate Index Allocation Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP SSGA Moderate Index Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$11	0.21%

Key Fund Statistics

  Total Net Assets$615,379,700
  # of Portfolio Holdings8
  Portfolio Turnover Rate15%
  Total Advisory Fees Paid$451,637

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	44.2%
Fixed Income Funds	29.9%
International Equity Funds	25.9%
Money Market Funds	0.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP SSGA Moderately Aggressive Index Allocation Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP SSGA Moderately Aggressive Index Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$24	0.46%

Key Fund Statistics

  Total Net Assets$591,012,564
  # of Portfolio Holdings7
  Portfolio Turnover Rate11%
  Total Advisory Fees Paid$430,426

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	43.2%
International Equity Funds	31.9%
Fixed Income Funds	24.9%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP SSGA Moderately Aggressive Index Allocation Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP SSGA Moderately Aggressive Index Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$11	0.21%

Key Fund Statistics

  Total Net Assets$591,012,564
  # of Portfolio Holdings7
  Portfolio Turnover Rate11%
  Total Advisory Fees Paid$430,426

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	43.2%
International Equity Funds	31.9%
Fixed Income Funds	24.9%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Structured Conservative Allocation Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Structured Conservative Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$25	0.50%

Key Fund Statistics

  Total Net Assets$138,798,522
  # of Portfolio Holdings6
  Portfolio Turnover Rate15%
  Total Advisory Fees Paid$104,661

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	49.9%
Equity Funds	32.2%
International Equity Funds	18.0%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Structured Conservative Allocation Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Structured Conservative Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$13	0.25%

Key Fund Statistics

  Total Net Assets$138,798,522
  # of Portfolio Holdings6
  Portfolio Turnover Rate15%
  Total Advisory Fees Paid$104,661

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	49.9%
Equity Funds	32.2%
International Equity Funds	18.0%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Structured Moderate Allocation Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Structured Moderate Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$24	0.46%

Key Fund Statistics

  Total Net Assets$706,705,963
  # of Portfolio Holdings7
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid$524,308

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	44.2%
Fixed Income Funds	29.9%
International Equity Funds	25.9%
Money Market Funds	0.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Structured Moderate Allocation Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Structured Moderate Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$11	0.21%

Key Fund Statistics

  Total Net Assets$706,705,963
  # of Portfolio Holdings7
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid$524,308

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	44.2%
Fixed Income Funds	29.9%
International Equity Funds	25.9%
Money Market Funds	0.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Structured Moderately Aggressive Allocation Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Structured Moderately Aggressive Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$24	0.46%

Key Fund Statistics

  Total Net Assets$462,049,746
  # of Portfolio Holdings6
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid$343,935

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	43.1%
International Equity Funds	32.0%
Fixed Income Funds	24.9%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Structured Moderately Aggressive Allocation Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Structured Moderately Aggressive Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$11	0.21%

Key Fund Statistics

  Total Net Assets$462,049,746
  # of Portfolio Holdings6
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid$343,935

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	43.1%
International Equity Funds	32.0%
Fixed Income Funds	24.9%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP SSGA Bond Index Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP SSGA Bond Index Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$31	0.62%

Key Fund Statistics

  Total Net Assets$2,525,119,801
  # of Portfolio Holdings5,687
  Portfolio Turnover Rate20%
  Total Advisory Fees Paid$3,459,763

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

U.S. Treasury Obligations	42.6%
Agency Mortgage-Backed Securities	25.5%
Corporate Bonds	24.7%
Short-Term Investments	2.5%
Sovereign Bonds	1.4%
Supranational Banks	1.4%
Agency Obligations	0.9%
Agency Commercial Mortgage-Backed Securities	0.8%
Non-Agency Commercial Mortgage-Backed Securities	0.6%
Municipal Bonds	0.5%
Other	(1.5%)

Top 5 Industries (Fixed Income)

Banks	5.4%
Electric	2.1%
Pharmaceuticals	1.4%
Telecommunications	1.1%
Real Estate Investment Trusts	1.0%

Credit Quality Ratings (as a % of fixed income investments)

U.S. Government	67.9%
AAA	4.6%
AA	5.8%
A	10.1%
BBB	9.0%
Not Rated	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP SSGA Bond Index Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP SSGA Bond Index Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$18	0.37%

Key Fund Statistics

  Total Net Assets$2,525,119,801
  # of Portfolio Holdings5,687
  Portfolio Turnover Rate20%
  Total Advisory Fees Paid$3,459,763

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

U.S. Treasury Obligations	42.6%
Agency Mortgage-Backed Securities	25.5%
Corporate Bonds	24.7%
Short-Term Investments	2.5%
Sovereign Bonds	1.4%
Supranational Banks	1.4%
Agency Obligations	0.9%
Agency Commercial Mortgage-Backed Securities	0.8%
Non-Agency Commercial Mortgage-Backed Securities	0.6%
Municipal Bonds	0.5%
Other	(1.5%)

Top 5 Industries (Fixed Income)

Banks	5.4%
Electric	2.1%
Pharmaceuticals	1.4%
Telecommunications	1.1%
Real Estate Investment Trusts	1.0%

Credit Quality Ratings (as a % of fixed income investments)

U.S. Government	67.9%
AAA	4.6%
AA	5.8%
A	10.1%
BBB	9.0%
Not Rated	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP SSGA Emerging Markets Equity Index Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP SSGA Emerging Markets Equity Index Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.75%

Key Fund Statistics

  Total Net Assets$310,357,731
  # of Portfolio Holdings1,328
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$537,736

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	96.6%
Preferred Stocks	2.0%
Short-Term Investments	1.1%
Rights	0.0%
Warrants	0.0%
Other	0.3%

Top 5 Industries (Equity)

Banks	16.6%
Semiconductors & Semiconductor Equipment	13.4%
Technology Hardware, Storage & Peripherals	9.3%
Interactive Media & Services	6.7%
Oil, Gas & Consumable Fuels	6.2%

Top 5 Holdings (Equity)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
Tencent Holdings Ltd.	4.2%
Samsung Electronics Co. Ltd.	3.8%
Alibaba Group Holding Ltd.	1.9%
Reliance Industries Ltd.	1.5%

Top 5 Countries (Equity)

China	21.8%
Taiwan	19.4%
India	19.1%
Republic of Korea	12.2%
Brazil	4.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP SSGA Emerging Markets Equity Index Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP SSGA Emerging Markets Equity Index Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$26	0.50%

Key Fund Statistics

  Total Net Assets$310,357,731
  # of Portfolio Holdings1,328
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$537,736

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	96.6%
Preferred Stocks	2.0%
Short-Term Investments	1.1%
Rights	0.0%
Warrants	0.0%
Other	0.3%

Top 5 Industries (Equity)

Banks	16.6%
Semiconductors & Semiconductor Equipment	13.4%
Technology Hardware, Storage & Peripherals	9.3%
Interactive Media & Services	6.7%
Oil, Gas & Consumable Fuels	6.2%

Top 5 Holdings (Equity)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.7%
Tencent Holdings Ltd.	4.2%
Samsung Electronics Co. Ltd.	3.8%
Alibaba Group Holding Ltd.	1.9%
Reliance Industries Ltd.	1.5%

Top 5 Countries (Equity)

China	21.8%
Taiwan	19.4%
India	19.1%
Republic of Korea	12.2%
Brazil	4.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP SSGA Global Tactical Allocation Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$31	0.61%

Key Fund Statistics

  Total Net Assets$648,214,302
  # of Portfolio Holdings32
  Portfolio Turnover Rate41%
  Total Advisory Fees Paid$972,017

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	38.1%
International Equity Funds	27.6%
Fixed Income Funds	27.4%
Money Market Funds	6.8%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP SSGA Global Tactical Allocation Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$18	0.36%

Key Fund Statistics

  Total Net Assets$648,214,302
  # of Portfolio Holdings32
  Portfolio Turnover Rate41%
  Total Advisory Fees Paid$972,017

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	38.1%
International Equity Funds	27.6%
Fixed Income Funds	27.4%
Money Market Funds	6.8%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP SSGA International Index Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP SSGA International Index Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$32	0.63%

Key Fund Statistics

  Total Net Assets$2,417,693,611
  # of Portfolio Holdings751
  Portfolio Turnover Rate1%
  Total Advisory Fees Paid$3,313,724

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.8%
Preferred Stocks	0.3%
Short-Term Investments	0.1%
Convertible Preferred Stocks	0.1%
Rights	0.0%
Other	0.7%

Top 5 Industries (Equity)

Banks	10.7%
Pharmaceuticals	9.8%
Insurance	5.3%
Semiconductors & Semiconductor Equipment	4.6%
Oil, Gas & Consumable Fuels	4.1%

Top 5 Holdings (Equity)

Novo Nordisk AS, Class B	2.8%
ASML Holding NV	2.5%
Nestle SA	1.6%
AstraZeneca PLC	1.5%
Shell PLC	1.4%

Top 5 Countries (Equity)

Japan	22.6%
United Kingdom	13.9%
France	10.9%
Switzerland	10.4%
Germany	8.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP SSGA International Index Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP SSGA International Index Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$19	0.38%

Key Fund Statistics

  Total Net Assets$2,417,693,611
  # of Portfolio Holdings751
  Portfolio Turnover Rate1%
  Total Advisory Fees Paid$3,313,724

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.8%
Preferred Stocks	0.3%
Short-Term Investments	0.1%
Convertible Preferred Stocks	0.1%
Rights	0.0%
Other	0.7%

Top 5 Industries (Equity)

Banks	10.7%
Pharmaceuticals	9.8%
Insurance	5.3%
Semiconductors & Semiconductor Equipment	4.6%
Oil, Gas & Consumable Fuels	4.1%

Top 5 Holdings (Equity)

Novo Nordisk AS, Class B	2.8%
ASML Holding NV	2.5%
Nestle SA	1.6%
AstraZeneca PLC	1.5%
Shell PLC	1.4%

Top 5 Countries (Equity)

Japan	22.6%
United Kingdom	13.9%
France	10.9%
Switzerland	10.4%
Germany	8.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP SSGA International Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP SSGA International Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$25	0.50%

Key Fund Statistics

  Total Net Assets$296,629,319
  # of Portfolio Holdings11
  Portfolio Turnover Rate0%
  Total Advisory Fees Paid$341,901

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	95.0%
Money Market Funds	4.6%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP SSGA International Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP SSGA International Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$13	0.25%

Key Fund Statistics

  Total Net Assets$296,629,319
  # of Portfolio Holdings11
  Portfolio Turnover Rate0%
  Total Advisory Fees Paid$341,901

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	95.0%
Money Market Funds	4.6%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP SSGA Large Cap Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP SSGA Large Cap Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.50%

Key Fund Statistics

  Total Net Assets$922,660,783
  # of Portfolio Holdings3
  Portfolio Turnover Rate0%
  Total Advisory Fees Paid$1,010,551

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	95.0%
Money Market Funds	4.8%
Others	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP SSGA Large Cap Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP SSGA Large Cap Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$13	0.25%

Key Fund Statistics

  Total Net Assets$922,660,783
  # of Portfolio Holdings3
  Portfolio Turnover Rate0%
  Total Advisory Fees Paid$1,010,551

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	95.0%
Money Market Funds	4.8%
Others	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP SSGA Mid-Cap Index Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP SSGA Mid-Cap Index Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$31	0.60%

Key Fund Statistics

  Total Net Assets$897,905,731
  # of Portfolio Holdings404
  Portfolio Turnover Rate10%
  Total Advisory Fees Paid$1,201,197

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.7%
Short-Term Investments	0.9%
Other	0.4%

Top 5 Industries (Equity)

Banks	5.2%
Oil, Gas & Consumable Fuels	4.9%
Insurance	4.7%
Machinery	4.4%
Specialty Retail	3.9%

Top 5 Holdings (Equity)

Pure Storage, Inc., Class A	0.7%
Carlisle Cos., Inc.	0.7%
Williams-Sonoma, Inc.	0.7%
EMCOR Group, Inc.	0.6%
Lennox International, Inc.	0.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP SSGA Mid-Cap Index Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP SSGA Mid-Cap Index Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$18	0.35%

Key Fund Statistics

  Total Net Assets$897,905,731
  # of Portfolio Holdings404
  Portfolio Turnover Rate10%
  Total Advisory Fees Paid$1,201,197

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.7%
Short-Term Investments	0.9%
Other	0.4%

Top 5 Industries (Equity)

Banks	5.2%
Oil, Gas & Consumable Fuels	4.9%
Insurance	4.7%
Machinery	4.4%
Specialty Retail	3.9%

Top 5 Holdings (Equity)

Pure Storage, Inc., Class A	0.7%
Carlisle Cos., Inc.	0.7%
Williams-Sonoma, Inc.	0.7%
EMCOR Group, Inc.	0.6%
Lennox International, Inc.	0.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP SSGA Nasdaq 100 Index Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP SSGA Nasdaq 100 Index Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$38	0.70%

Key Fund Statistics

  Total Net Assets$124,924,961
  # of Portfolio Holdings104
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$174,598

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.3%
Short-Term Investments	1.7%
Other	0.0%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	24.9%
Software	16.0%
Interactive Media & Services	9.9%
Technology Hardware, Storage & Peripherals	8.3%
Broadline Retail	6.3%

Top 5 Holdings (Equity)

Microsoft Corp.	8.5%
Apple, Inc.	8.3%
NVIDIA Corp.	7.8%
Amazon.com, Inc.	5.1%
Broadcom, Inc.	4.9%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP SSGA Nasdaq 100 Index Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP SSGA Nasdaq 100 Index Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$24	0.45%

Key Fund Statistics

  Total Net Assets$124,924,961
  # of Portfolio Holdings104
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$174,598

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.3%
Short-Term Investments	1.7%
Other	0.0%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	24.9%
Software	16.0%
Interactive Media & Services	9.9%
Technology Hardware, Storage & Peripherals	8.3%
Broadline Retail	6.3%

Top 5 Holdings (Equity)

Microsoft Corp.	8.5%
Apple, Inc.	8.3%
NVIDIA Corp.	7.8%
Amazon.com, Inc.	5.1%
Broadcom, Inc.	4.9%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP SSGA S&P 500 Index Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP SSGA S&P 500 Index Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.48%

Key Fund Statistics

  Total Net Assets$10,661,109,194
  # of Portfolio Holdings505
  Portfolio Turnover Rate1%
  Total Advisory Fees Paid$8,403,087

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.7%
Short-Term Investments	0.3%
Other	0.0%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	12.0%
Software	11.0%
Technology Hardware, Storage & Peripherals	7.0%
Interactive Media & Services	6.7%
Broadline Retail	3.9%

Top 5 Holdings (Equity)

Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	2.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP SSGA S&P 500 Index Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP SSGA S&P 500 Index Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$12	0.23%

Key Fund Statistics

  Total Net Assets$10,661,109,194
  # of Portfolio Holdings505
  Portfolio Turnover Rate1%
  Total Advisory Fees Paid$8,403,087

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.7%
Short-Term Investments	0.3%
Other	0.0%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	12.0%
Software	11.0%
Technology Hardware, Storage & Peripherals	7.0%
Interactive Media & Services	6.7%
Broadline Retail	3.9%

Top 5 Holdings (Equity)

Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	2.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP SSGA Short-Term Bond Index Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP SSGA Short-Term Bond Index Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$31	0.61%

Key Fund Statistics

  Total Net Assets$297,609,131
  # of Portfolio Holdings916
  Portfolio Turnover Rate29%
  Total Advisory Fees Paid$403,500

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Corporate Bonds	97.1%
Short-Term Investments	4.5%
Supranational Banks	1.3%
Other	(2.9%)

Top 5 Industries (Fixed Income)

Banks	34.2%
Electric	5.1%
Diversified Financial Services	4.7%
Auto Manufacturers	4.6%
Pharmaceuticals	4.1%

Credit Quality Ratings (as a % of fixed income investments)

AAA	1.8%
AA	17.4%
A	42.6%
BBB	33.7%
Not Rated	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP SSGA Short-Term Bond Index Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP SSGA Short-Term Bond Index Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$18	0.36%

Key Fund Statistics

  Total Net Assets$297,609,131
  # of Portfolio Holdings916
  Portfolio Turnover Rate29%
  Total Advisory Fees Paid$403,500

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Corporate Bonds	97.1%
Short-Term Investments	4.5%
Supranational Banks	1.3%
Other	(2.9%)

Top 5 Industries (Fixed Income)

Banks	34.2%
Electric	5.1%
Diversified Financial Services	4.7%
Auto Manufacturers	4.6%
Pharmaceuticals	4.1%

Credit Quality Ratings (as a % of fixed income investments)

AAA	1.8%
AA	17.4%
A	42.6%
BBB	33.7%
Not Rated	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP SSGA Small-Cap Index Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP SSGA Small-Cap Index Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$32	0.63%

Key Fund Statistics

  Total Net Assets$1,973,300,125
  # of Portfolio Holdings1,999
  Portfolio Turnover Rate11%
  Total Advisory Fees Paid$3,194,531

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.3%
Short-Term Investments	0.9%
Warrants	0.0%
Rights	0.0%
Other	(0.2%)

Top 5 Industries (Equity)

Banks	9.1%
Biotechnology	8.7%
Software	6.0%
Oil, Gas & Consumable Fuels	3.9%
Machinery	3.8%

Top 5 Holdings (Equity)

Insmed, Inc.	0.4%
FTAI Aviation Ltd.	0.4%
Abercrombie & Fitch Co., Class A	0.4%
Fabrinet	0.4%
Sprouts Farmers Market, Inc.	0.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP SSGA Small-Cap Index Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP SSGA Small-Cap Index Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$19	0.38%

Key Fund Statistics

  Total Net Assets$1,973,300,125
  # of Portfolio Holdings1,999
  Portfolio Turnover Rate11%
  Total Advisory Fees Paid$3,194,531

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.3%
Short-Term Investments	0.9%
Warrants	0.0%
Rights	0.0%
Other	(0.2%)

Top 5 Industries (Equity)

Banks	9.1%
Biotechnology	8.7%
Software	6.0%
Oil, Gas & Consumable Fuels	3.9%
Machinery	3.8%

Top 5 Holdings (Equity)

Insmed, Inc.	0.4%
FTAI Aviation Ltd.	0.4%
Abercrombie & Fitch Co., Class A	0.4%
Fabrinet	0.4%
Sprouts Farmers Market, Inc.	0.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP SSGA SMID Cap Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP SSGA SMID Cap Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$25	0.50%

Key Fund Statistics

  Total Net Assets$631,656,192
  # of Portfolio Holdings5
  Portfolio Turnover Rate0%
  Total Advisory Fees Paid$710,293

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	95.0%
Money Market Funds	4.7%
Other	0.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP SSGA SMID Cap Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP SSGA SMID Cap Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$13	0.25%

Key Fund Statistics

  Total Net Assets$631,656,192
  # of Portfolio Holdings5
  Portfolio Turnover Rate0%
  Total Advisory Fees Paid$710,293

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	95.0%
Money Market Funds	4.7%
Other	0.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price Structured Mid-Cap Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	0.97%

Key Fund Statistics

  Total Net Assets$1,176,942,068
  # of Portfolio Holdings281
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid$3,855,747

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.0%
Convertible Preferred Stocks	0.8%
Short-Term Investments	0.2%
Other	0.0%

Top 5 Industries (Equity)

Software	13.9%
Hotels, Restaurants & Leisure	6.9%
Health Care Equipment & Supplies	5.5%
Capital Markets	5.0%
Specialty Retail	4.6%

Top 5 Holdings (Equity)

Crowdstrike Holdings, Inc., Class A	2.4%
Apollo Global Management, Inc.	1.9%
Trade Desk, Inc., Class A	1.6%
Palantir Technologies, Inc., Class A	1.5%
Cencora, Inc.	1.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price Structured Mid-Cap Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$37	0.72%

Key Fund Statistics

  Total Net Assets$1,176,942,068
  # of Portfolio Holdings281
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid$3,855,747

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.0%
Convertible Preferred Stocks	0.8%
Short-Term Investments	0.2%
Other	0.0%

Top 5 Industries (Equity)

Software	13.9%
Hotels, Restaurants & Leisure	6.9%
Health Care Equipment & Supplies	5.5%
Capital Markets	5.0%
Specialty Retail	4.6%

Top 5 Holdings (Equity)

Crowdstrike Holdings, Inc., Class A	2.4%
Apollo Global Management, Inc.	1.9%
Trade Desk, Inc., Class A	1.6%
Palantir Technologies, Inc., Class A	1.5%
Cencora, Inc.	1.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2020 Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2020 Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$25	0.49%

Key Fund Statistics

  Total Net Assets$96,447,301
  # of Portfolio Holdings24
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$92,061

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	42.0%
Fixed Income Funds	39.8%
International Equity Funds	11.9%
International Fixed Income Funds	6.6%
Money Market Funds	1.4%
Other	(1.7%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2020 Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2020 Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$12	0.24%

Key Fund Statistics

  Total Net Assets$96,447,301
  # of Portfolio Holdings24
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$92,061

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	42.0%
Fixed Income Funds	39.8%
International Equity Funds	11.9%
International Fixed Income Funds	6.6%
Money Market Funds	1.4%
Other	(1.7%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2030 Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2030 Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.50%

Key Fund Statistics

  Total Net Assets$198,705,102
  # of Portfolio Holdings24
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$180,837

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	52.5%
Fixed Income Funds	25.1%
International Equity Funds	16.4%
International Fixed Income Funds	4.6%
Money Market Funds	2.2%
Other	(0.8%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2030 Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2030 Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$13	0.25%

Key Fund Statistics

  Total Net Assets$198,705,102
  # of Portfolio Holdings24
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$180,837

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	52.5%
Fixed Income Funds	25.1%
International Equity Funds	16.4%
International Fixed Income Funds	4.6%
Money Market Funds	2.2%
Other	(0.8%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2040 Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2040 Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.51%

Key Fund Statistics

  Total Net Assets$161,539,605
  # of Portfolio Holdings22
  Portfolio Turnover Rate4%
  Total Advisory Fees Paid$149,645

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	67.6%
International Equity Funds	22.1%
Fixed Income Funds	7.9%
International Fixed Income Funds	1.2%
Money Market Funds	0.8%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2040 Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2040 Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$13	0.26%

Key Fund Statistics

  Total Net Assets$161,539,605
  # of Portfolio Holdings22
  Portfolio Turnover Rate4%
  Total Advisory Fees Paid$149,645

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	67.6%
International Equity Funds	22.1%
Fixed Income Funds	7.9%
International Fixed Income Funds	1.2%
Money Market Funds	0.8%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2050 Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2050 Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.52%

Key Fund Statistics

  Total Net Assets$91,294,254
  # of Portfolio Holdings19
  Portfolio Turnover Rate4%
  Total Advisory Fees Paid$85,393

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	73.3%
International Equity Funds	24.6%
Fixed Income Funds	0.9%
International Fixed Income Funds	0.1%
Other	1.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2050 Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2050 Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$14	0.27%

Key Fund Statistics

  Total Net Assets$91,294,254
  # of Portfolio Holdings19
  Portfolio Turnover Rate4%
  Total Advisory Fees Paid$85,393

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	73.3%
International Equity Funds	24.6%
Fixed Income Funds	0.9%
International Fixed Income Funds	0.1%
Other	1.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2060 Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2060 Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.52%

Key Fund Statistics

  Total Net Assets$26,555,914
  # of Portfolio Holdings20
  Portfolio Turnover Rate3%
  Total Advisory Fees Paid$22,127

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	73.8%
International Equity Funds	24.6%
Fixed Income Funds	0.8%
Money Market Funds	0.5%
International Fixed Income Funds	0.0%
Other	0.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP T. Rowe Price 2060 Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2060 Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$14	0.27%

Key Fund Statistics

  Total Net Assets$26,555,914
  # of Portfolio Holdings20
  Portfolio Turnover Rate3%
  Total Advisory Fees Paid$22,127

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	73.8%
International Equity Funds	24.6%
Fixed Income Funds	0.8%
Money Market Funds	0.5%
International Fixed Income Funds	0.0%
Other	0.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP U.S. Growth Allocation Managed Risk Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP U.S. Growth Allocation Managed Risk Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$28	0.54%

Key Fund Statistics

  Total Net Assets$1,863,261,810
  # of Portfolio Holdings23
  Portfolio Turnover Rate7%
  Total Advisory Fees Paid$2,184,840

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	68.9%
Fixed Income Funds	27.6%
Money Market Funds	2.9%
Global Equity Funds	0.5%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP U.S. Growth Allocation Managed Risk Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP U.S. Growth Allocation Managed Risk Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$15	0.29%

Key Fund Statistics

  Total Net Assets$1,863,261,810
  # of Portfolio Holdings23
  Portfolio Turnover Rate7%
  Total Advisory Fees Paid$2,184,840

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	68.9%
Fixed Income Funds	27.6%
Money Market Funds	2.9%
Global Equity Funds	0.5%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Vanguard Bond Allocation Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Vanguard Bond Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.55%

Key Fund Statistics

  Total Net Assets$1,260,386,352
  # of Portfolio Holdings7
  Portfolio Turnover Rate1%
  Total Advisory Fees Paid$1,524,587

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	99.9%
Money Market Funds	0.2%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Vanguard Bond Allocation Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Vanguard Bond Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$15	0.30%

Key Fund Statistics

  Total Net Assets$1,260,386,352
  # of Portfolio Holdings7
  Portfolio Turnover Rate1%
  Total Advisory Fees Paid$1,524,587

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	99.9%
Money Market Funds	0.2%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Vanguard Domestic Equity ETF Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Vanguard Domestic Equity ETF Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.50%

Key Fund Statistics

  Total Net Assets$1,123,837,314
  # of Portfolio Holdings9
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$1,071,560

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	99.6%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Vanguard Domestic Equity ETF Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Vanguard Domestic Equity ETF Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$13	0.25%

Key Fund Statistics

  Total Net Assets$1,123,837,314
  # of Portfolio Holdings9
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$1,071,560

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	99.6%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Vanguard International Equity ETF Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Vanguard International Equity ETF Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.51%

Key Fund Statistics

  Total Net Assets$641,341,776
  # of Portfolio Holdings7
  Portfolio Turnover Rate4%
  Total Advisory Fees Paid$627,187

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	100.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Vanguard International Equity ETF Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Vanguard International Equity ETF Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$13	0.26%

Key Fund Statistics

  Total Net Assets$641,341,776
  # of Portfolio Holdings7
  Portfolio Turnover Rate4%
  Total Advisory Fees Paid$627,187

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	100.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Wellington Capital Growth Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Wellington Capital Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	0.94%

Key Fund Statistics

  Total Net Assets$824,348,390
  # of Portfolio Holdings58
  Portfolio Turnover Rate43%
  Total Advisory Fees Paid$2,448,395

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.9%
Short-Term Investments	0.2%
Other	(0.1%)

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	23.9%
Software	14.4%
Interactive Media & Services	10.5%
Broadline Retail	6.8%
Capital Markets	5.5%

Top 5 Holdings (Equity)

Microsoft Corp.	10.7%
Alphabet, Inc., Class C	7.5%
Amazon.com, Inc.	6.8%
Broadcom, Inc.	4.8%
NVIDIA Corp.	4.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Wellington Capital Growth Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Wellington Capital Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$37	0.69%

Key Fund Statistics

  Total Net Assets$824,348,390
  # of Portfolio Holdings58
  Portfolio Turnover Rate43%
  Total Advisory Fees Paid$2,448,395

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.9%
Short-Term Investments	0.2%
Other	(0.1%)

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	23.9%
Software	14.4%
Interactive Media & Services	10.5%
Broadline Retail	6.8%
Capital Markets	5.5%

Top 5 Holdings (Equity)

Microsoft Corp.	10.7%
Alphabet, Inc., Class C	7.5%
Amazon.com, Inc.	6.8%
Broadcom, Inc.	4.8%
NVIDIA Corp.	4.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Wellington SMID Cap Value Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Wellington SMID Cap Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$52	1.03%

Key Fund Statistics

  Total Net Assets$349,233,879
  # of Portfolio Holdings83
  Portfolio Turnover Rate57%
  Total Advisory Fees Paid$1,219,249

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.7%
Short-Term Investments	2.2%
Other	0.1%

Top 5 Industries (Equity)

Banks	8.9%
Insurance	7.0%
Oil, Gas & Consumable Fuels	6.6%
Health Care Equipment & Supplies	5.2%
Electronic Equipment, Instruments & Components	4.2%

Top 5 Holdings (Equity)

Kemper Corp.	2.3%
U.S. Foods Holding Corp.	2.0%
Everest Group Ltd.	1.8%
Wyndham Hotels & Resorts, Inc.	1.8%
Reliance, Inc.	1.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Wellington SMID Cap Value Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Wellington SMID Cap Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$39	0.78%

Key Fund Statistics

  Total Net Assets$349,233,879
  # of Portfolio Holdings83
  Portfolio Turnover Rate57%
  Total Advisory Fees Paid$1,219,249

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.7%
Short-Term Investments	2.2%
Other	0.1%

Top 5 Industries (Equity)

Banks	8.9%
Insurance	7.0%
Oil, Gas & Consumable Fuels	6.6%
Health Care Equipment & Supplies	5.2%
Electronic Equipment, Instruments & Components	4.2%

Top 5 Holdings (Equity)

Kemper Corp.	2.3%
U.S. Foods Holding Corp.	2.0%
Everest Group Ltd.	1.8%
Wyndham Hotels & Resorts, Inc.	1.8%
Reliance, Inc.	1.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Western Asset Core Bond Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Western Asset Core Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$41	0.82%

Key Fund Statistics

  Total Net Assets$505,547,420
  # of Portfolio Holdings1,509
  Portfolio Turnover Rate73%
  Total Advisory Fees Paid$1,098,664

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Corporate Bonds	30.7%
Agency Mortgage-Backed Securities	28.5%
U.S. Treasury Obligations	18.5%
Non-Agency Asset-Backed Securities	7.6%
Non-Agency Collateralized Mortgage Obligations	4.1%
Agency Collateralized Mortgage Obligations	3.5%
Non-Agency Commercial Mortgage-Backed Securities	3.0%
Sovereign Bonds	1.5%
Short-Term Investments	1.0%
Agency Commercial Mortgage-Backed Securities	0.5%
Other	1.1%

Top 5 Industries (Fixed Income)

Banks	9.6%
Oil & Gas	3.0%
Pipelines	2.5%
Pharmaceuticals	2.1%
Telecommunications	1.6%

Credit Quality Ratings (as a % of fixed income investments)

U.S. Government	47.5%
AAA	12.8%
AA	6.3%
A	13.5%
BBB	15.4%
BB	0.2%
B	0.2%
Not Rated	3.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Western Asset Core Bond Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Western Asset Core Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$28	0.57%

Key Fund Statistics

  Total Net Assets$505,547,420
  # of Portfolio Holdings1,509
  Portfolio Turnover Rate73%
  Total Advisory Fees Paid$1,098,664

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Corporate Bonds	30.7%
Agency Mortgage-Backed Securities	28.5%
U.S. Treasury Obligations	18.5%
Non-Agency Asset-Backed Securities	7.6%
Non-Agency Collateralized Mortgage Obligations	4.1%
Agency Collateralized Mortgage Obligations	3.5%
Non-Agency Commercial Mortgage-Backed Securities	3.0%
Sovereign Bonds	1.5%
Short-Term Investments	1.0%
Agency Commercial Mortgage-Backed Securities	0.5%
Other	1.1%

Top 5 Industries (Fixed Income)

Banks	9.6%
Oil & Gas	3.0%
Pipelines	2.5%
Pharmaceuticals	2.1%
Telecommunications	1.6%

Credit Quality Ratings (as a % of fixed income investments)

U.S. Government	47.5%
AAA	12.8%
AA	6.3%
A	13.5%
BBB	15.4%
BB	0.2%
B	0.2%
Not Rated	3.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

LVIP JPMorgan Mid Cap Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP JPMorgan Mid Cap Value Fund

LVIP JPMorgan Mid Cap Value Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–96.82%
Banks–6.98%
Fifth Third Bancorp	101,330	$3,697,531
First Citizens BancShares, Inc. Class A	2,203	3,708,993
Huntington Bancshares, Inc.	291,129	3,837,080
M&T Bank Corp.	30,047	4,547,914
Regions Financial Corp.	198,045	3,968,822
		19,760,340
Beverages–1.59%
Constellation Brands, Inc. Class A	8,320	2,140,569
Keurig Dr Pepper, Inc.	70,157	2,343,244
		4,483,813
Building Products–2.44%
Carlisle Cos., Inc.	9,528	3,860,841
Fortune Brands Innovations, Inc.	46,827	3,040,945
		6,901,786
Capital Markets–6.16%
Ameriprise Financial, Inc.	14,285	6,102,409
Blue Owl Capital, Inc.	64,955	1,152,951
Northern Trust Corp.	24,425	2,051,212
Raymond James Financial, Inc.	35,992	4,448,971
State Street Corp.	49,775	3,683,350
		17,438,893
Chemicals–1.62%
Celanese Corp.	7,574	1,021,657
RPM International, Inc.	33,035	3,557,209
		4,578,866
Commercial Services & Supplies–0.44%
Veralto Corp.	12,912	1,232,709
		1,232,709
Communications Equipment–0.75%
Motorola Solutions, Inc.	5,476	2,114,010
		2,114,010
Construction Materials–1.28%
Martin Marietta Materials, Inc.	6,673	3,615,431
		3,615,431
Consumer Finance–0.88%
Discover Financial Services	18,951	2,478,980
		2,478,980
Consumer Staples Distribution & Retail–1.92%
Kroger Co.	43,549	2,174,402
†U.S. Foods Holding Corp.	61,541	3,260,442
		5,434,844
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging–3.76%
Ball Corp.	33,356	$2,002,027
Graphic Packaging Holding Co.	52,577	1,378,043
International Paper Co.	16,726	721,727
Packaging Corp. of America	21,062	3,845,079
Silgan Holdings, Inc.	63,689	2,695,955
		10,642,831
Distributors–1.76%
Genuine Parts Co.	16,357	2,262,500
LKQ Corp.	65,066	2,706,095
		4,968,595
Electric Utilities–3.07%
Edison International	25,086	1,801,426
PG&E Corp.	231,080	4,034,657
Xcel Energy, Inc.	53,542	2,859,678
		8,695,761
Electrical Equipment–4.10%
Acuity Brands, Inc.	13,914	3,359,396
AMETEK, Inc.	24,848	4,142,410
Hubbell, Inc.	11,235	4,106,168
		11,607,974
Electronic Equipment, Instruments & Components–5.23%
Amphenol Corp. Class A	35,642	2,401,201
CDW Corp.	8,158	1,826,087
†Flex Ltd.	60,369	1,780,282
Jabil, Inc.	5,819	633,049
TD SYNNEX Corp.	13,726	1,583,980
†Teledyne Technologies, Inc.	9,871	3,829,751
†Zebra Technologies Corp. Class A	8,833	2,728,779
		14,783,129
Entertainment–0.88%
†Take-Two Interactive Software, Inc.	15,976	2,484,108
		2,484,108
Financial Services–2.15%
Fidelity National Information Services, Inc.	40,530	3,054,341
MGIC Investment Corp.	140,602	3,029,973
		6,084,314
Food Products–1.24%
Hershey Co.	7,447	1,368,982
†Post Holdings, Inc.	20,656	2,151,529
		3,520,511
Gas Utilities–0.69%
National Fuel Gas Co.	35,886	1,944,662
		1,944,662
LVIP JPMorgan Mid Cap Value Fund-1

LVIP JPMorgan Mid Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–1.75%
†Globus Medical, Inc. Class A	36,142	$2,475,365
Zimmer Biomet Holdings, Inc.	22,690	2,462,546
		4,937,911
Health Care Providers & Services–4.97%
Cencora, Inc.	21,588	4,863,776
†Henry Schein, Inc.	49,095	3,146,989
Labcorp Holdings, Inc.	11,927	2,427,264
Quest Diagnostics, Inc.	15,302	2,094,538
Universal Health Services, Inc. Class B	8,320	1,538,618
		14,071,185
Health Care REITs–0.46%
Ventas, Inc.	25,153	1,289,343
		1,289,343
Hotel & Resort REITs–0.41%
Host Hotels & Resorts, Inc.	63,812	1,147,340
		1,147,340
Hotels, Restaurants & Leisure–1.73%
Darden Restaurants, Inc.	14,391	2,177,646
†Expedia Group, Inc.	21,463	2,704,123
		4,881,769
Household Durables–0.88%
†Mohawk Industries, Inc.	22,008	2,499,889
		2,499,889
Household Products–0.40%
Energizer Holdings, Inc.	38,197	1,128,339
		1,128,339
Industrial REITs–0.50%
Rexford Industrial Realty, Inc.	31,966	1,425,364
		1,425,364
Insurance–5.57%
†Arch Capital Group Ltd.	46,584	4,699,860
Hartford Financial Services Group, Inc.	31,468	3,163,793
Loews Corp.	67,913	5,075,817
W R Berkley Corp.	35,883	2,819,686
		15,759,156
Interactive Media & Services–0.80%
†IAC, Inc.	48,223	2,259,248
		2,259,248
IT Services–1.30%
†GoDaddy, Inc. Class A	26,248	3,667,108
		3,667,108
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery–7.92%
Dover Corp.	20,616	$3,720,157
IDEX Corp.	6,858	1,379,830
ITT, Inc.	35,107	4,535,122
Lincoln Electric Holdings, Inc.	18,227	3,438,341
†Middleby Corp.	22,859	2,802,742
Snap-on, Inc.	15,829	4,137,542
Timken Co.	29,991	2,403,179
		22,416,913
Metals & Mining–0.42%
Freeport-McMoRan, Inc.	24,341	1,182,973
		1,182,973
Multi-Utilities–3.87%
CMS Energy Corp.	63,186	3,761,463
NiSource, Inc.	68,937	1,986,075
Public Service Enterprise Group, Inc.	19,380	1,428,306
WEC Energy Group, Inc.	48,111	3,774,789
		10,950,633
Oil, Gas & Consumable Fuels–4.25%
Coterra Energy, Inc.	95,092	2,536,104
Diamondback Energy, Inc.	22,417	4,487,659
Williams Cos., Inc.	117,840	5,008,200
		12,031,963
Pharmaceuticals–0.69%
†Jazz Pharmaceuticals PLC	18,297	1,952,839
		1,952,839
Professional Services–0.46%
UL Solutions, Inc. Class A	31,080	1,311,265
		1,311,265
Real Estate Management & Development–0.70%
†CBRE Group, Inc. Class A	22,218	1,979,846
		1,979,846
Residential REITs–3.12%
American Homes 4 Rent Class A	67,280	2,500,125
AvalonBay Communities, Inc.	13,898	2,875,357
Essex Property Trust, Inc.	5,537	1,507,172
Mid-America Apartment Communities, Inc.	13,561	1,933,934
		8,816,588
Retail REITs–1.90%
Federal Realty Investment Trust	8,578	866,121
Kimco Realty Corp.	76,766	1,493,866
Regency Centers Corp.	48,624	3,024,413
		5,384,400
LVIP JPMorgan Mid Cap Value Fund-2

LVIP JPMorgan Mid Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–1.51%
Microchip Technology, Inc.	35,802	$3,275,883
†ON Semiconductor Corp.	14,648	1,004,120
		4,280,003
Specialized REITs–1.47%
Rayonier, Inc.	58,921	1,714,012
Weyerhaeuser Co.	85,884	2,438,247
		4,152,259
Specialty Retail–2.64%
†AutoZone, Inc.	1,042	3,088,592
Bath & Body Works, Inc.	50,232	1,961,560
Best Buy Co., Inc.	28,848	2,431,598
		7,481,750
Textiles, Apparel & Luxury Goods–2.16%
Carter's, Inc.	34,410	2,132,388
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corp.	12,831	$2,246,195
Tapestry, Inc.	40,621	1,738,172
		6,116,755
Total Common Stock (Cost $153,080,107)		273,896,396

MONEY MARKET FUND–3.13%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.25%)	8,855,670	8,855,670
Total Money Market Fund (Cost $8,855,670)		8,855,670

TOTAL INVESTMENTS–99.95% (Cost $161,935,777)	282,752,066
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	149,495
NET ASSETS APPLICABLE TO 26,765,845 SHARES OUTSTANDING–100.00%	$282,901,561
NET ASSET VALUE PER SHARE–LVIP JPMORGAN MID CAP VALUE FUND STANDARD CLASS ($272,426,311 / 25,772,346 Shares)	$10.570
NET ASSET VALUE PER SHARE–LVIP JPMORGAN MID CAP VALUE FUND SERVICE CLASS ($10,475,250 / 993,499 Shares)	$10.544
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$110,645,076
Distributable earnings/(accumulated loss)	172,256,485
TOTAL NET ASSETS	$282,901,561

†Non-income producing.

★Includes $225,774 payable for fund shares redeemed, $3,595 other accrued expenses payable, $160,643 due to manager and affiliates,
$17,942 due to custodian, $14,794 payable for audit fee and $20,722 payable for fund accounting fee as of June 30, 2024.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Mid Cap Value Fund-3

LVIP JPMorgan Mid Cap Value Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$2,837,528
EXPENSES:
Management fees	917,628
Shareholder servicing fees	40,940
Accounting and administration expenses	34,674
Professional fees	19,110
Distribution fees-Service Class	9,406
Reports and statements to shareholders	5,546
Trustees’ fees and expenses	4,467
Consulting fees	1,623
Custodian fees	1,313
Pricing fees	564
Other	6,212
Total operating expenses	1,041,483
NET INVESTMENT INCOME	1,796,045
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	6,295,849
Net change in unrealized appreciation (depreciation) of investments	2,510,613
NET REALIZED AND UNREALIZED GAIN	8,806,462
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,602,507
See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Mid Cap Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,796,045	$5,052,793
Net realized gain	6,295,849	46,768,050
Net change in unrealized appreciation (depreciation)	2,510,613	(20,740,429)
Net increase in net assets resulting from operations	10,602,507	31,080,414
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(48,999,686)
Service Class	—	(64,253)
	—	(49,063,939)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	16,479,297	30,568,085
Service Class	6,261,728	4,328,113
Reinvestment of dividends and distributions:
Standard Class	—	48,999,686
Service Class	—	64,253
	22,741,025	83,960,137
Cost of shares redeemed:
Standard Class	(29,529,316)	(234,450,480)
Service Class	(304,804)	(303,983)
	(29,834,120)	(234,754,463)
Decrease in net assets derived from capital share transactions	(7,093,095)	(150,794,326)
NET INCREASE (DECREASE) IN NET ASSETS	3,509,412	(168,777,851)
NET ASSETS:
Beginning of period	279,392,149	448,170,000
End of period	$282,901,561	$279,392,149
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Mid Cap Value Fund-4

LVIP JPMorgan Mid Cap Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Mid Cap Value Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23[2]	12/31/22[2]	12/31/21[2]	12/31/20[2]	12/31/19[2]
Net asset value, beginning of period	$10.173	$10.430	$13.34	$10.89	$11.81	$10.16
Income (loss) from investment operations:
Net investment income[3]	0.067	0.133	0.13	0.11	0.12	0.15
Net realized and unrealized gain (loss)	0.330	0.852	(1.14)	3.11	(0.28)	2.47
Total from investment operations	0.397	0.985	(1.01)	3.22	(0.16)	2.62
Less dividends and distributions from:
Net investment income	—	(0.320)	(0.12)	(0.12)	(0.15)	(0.19)
Net realized gain	—	(0.922)	(1.78)	(0.65)	(0.61)	(0.78)
Total dividends and distributions	—	(1.242)	(1.90)	(0.77)	(0.76)	(0.97)
Net asset value, end of period	$10.570	$10.173	$10.43	$13.34	$10.89	$11.81
Total return[4]	3.91%	10.91%	(8.16% )	29.88%	0.37%	26.76%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$272,426	$275,064	$448,170	$529,038	$447,529	$494,297
Ratio of expenses to average net assets[5]	0.73%	0.74%	0.77%	0.76%	0.76%	0.76%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.73%	0.74%	0.77%	0.76%	0.77%	0.77%
Ratio of net investment income to average net assets	1.28%	1.34%	1.19%	0.86%	1.20%	1.31%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.28%	1.34%	1.19%	0.86%	1.19%	1.30%
Portfolio turnover	8%	14%	22%	22%	20%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust Mid Cap Value Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust Mid Cap Value Portfolio.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Mid Cap Value Fund-5

LVIP JPMorgan Mid Cap Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Mid Cap Value Fund Service Class
	Six Months Ended 6/30/24[2] (unaudited)	5/1/23[1] to 12/31/23

Net asset value, beginning of period	$10.159	$9.310
Income from investment operations:
Net investment income[3]	0.054	0.070
Net realized and unrealized gain	0.331	0.959
Total from investment operations	0.385	1.029
Less dividends and distributions from:
Net investment income	—	(0.180)
Total dividends and distributions	—	(0.180)
Net asset value, end of period	$10.544	$10.159
Total return[4]	3.79%	11.09%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,475	$4,328
Ratio of expenses to average net assets	0.98%	0.99%
Ratio of net investment income to average net assets	1.03%	1.09%
Portfolio turnover	8%	14%

[1]	Date of commencement of operations of Service Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Mid Cap Value Fund-6

LVIP JPMorgan Mid Cap Value Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Mid Cap Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust Mid Cap Value Portfolio, a former portfolio of JPMorgan Insurance Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on May 1, 2023. The Fund commenced on May 1, 2023. Pre-inception information for Standard Class shares shown is that of the Predecessor Fund’s Standard Class shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities..
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP JPMorgan Mid Cap Value Fund-7

LVIP JPMorgan Mid Cap Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $812 for the six months ended June 30, 2024. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.76% of the Fund’s average daily net assets for the Standard Class and 1.01% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2024, no expense reimbursements were subject to recoupment.
J.P. Morgan Investment Management, Inc. (“JPMorgan”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays JPMorgan a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$11,975
Legal	1,822
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with , Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP JPMorgan Mid Cap Value Fund-8

LVIP JPMorgan Mid Cap Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$151,837
Distribution fees payable to LFD	2,032
Shareholder servicing fees payable to Lincoln Life	6,774
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$22,659,645
Sales	30,610,317
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$161,935,777
Aggregate unrealized appreciation of investments	$124,509,591
Aggregate unrealized depreciation of investments	(3,693,302)
Net unrealized appreciation of investments	$120,816,289
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$273,896,396	$—	$—	$273,896,396
Money Market Fund	8,855,670	—	—	8,855,670
Total Investments	$282,752,066	$—	$—	$282,752,066
There were no Level 3 investments at the beginning or end of the period.
LVIP JPMorgan Mid Cap Value Fund-9

LVIP JPMorgan Mid Cap Value Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	1,551,581	3,076,660
Service Class	595,999	451,622
Shares reinvested:
Standard Class	—	5,353,118
Service Class	—	6,450
	2,147,580	8,887,850
Shares redeemed:
Standard Class	(2,818,672)	(24,344,783)
Service Class	(28,534)	(32,038)
	(2,847,206)	(24,376,821)
Net decrease	(699,626)	(15,488,971)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Risk Factors
The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP JPMorgan Mid Cap Value Fund-10

LVIP JPMorgan Mid Cap Value Fund
Notes to Financial Statements (continued)
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan Mid Cap Value Fund-11

LVIP JPMorgan Retirement Income Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP JPMorgan Retirement Income Fund

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.71%
Equity Funds–23.66%
JPMorgan BetaBuilders MSCI US REIT ETF	4,708	$412,986
JPMorgan BetaBuilders US Mid Cap Equity ETF	66,501	5,853,418
✧JPMorgan Equity Index Fund	344,511	28,225,815
JPMorgan Realty Income ETF	28,315	1,248,691
✧JPMorgan Small Cap Equity Fund	19,522	1,073,318
✧JPMorgan Small Cap Growth Fund	48,094	1,023,448
✧JPMorgan Small Cap Value Fund	38,554	1,052,509
✧JPMorgan U.S. Equity Fund	381,423	9,424,953
		48,315,138
Fixed Income Funds–55.32%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	104,557	4,782,437
✧JPMorgan Core Bond Fund	7,760,747	78,461,153
✧JPMorgan High Yield Fund	3,035,772	19,368,223
JPMorgan Inflation Managed Bond ETF	221,231	10,330,028
		112,941,841
Global Equity Fund–4.07%
JPMorgan Global Select Equity ETF	137,733	8,319,073
		8,319,073
International Equity Funds–12.58%
JPMorgan ActiveBuilders Emerging Markets Equity ETF	100,041	3,819,065
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
JPMorgan BetaBuilders International Equity ETF	76,741	$4,533,858
✧JPMorgan Emerging Markets Equity Fund	51,003	1,601,500
✧JPMorgan Emerging Markets Research Enhanced Equity Fund	128,400	2,142,994
✧JPMorgan International Equity Fund	271,854	5,428,923
JPMorgan International Research Enhanced Equity ETF	130,361	8,160,598
		25,686,938
Money Market Fund–4.08%
JPMorgan Prime Money Market Fund - IM Shares (seven-day effective yield 5.53%)	8,330,501	8,332,168
		8,332,168
Total Investment Companies (Cost $184,316,868)		203,595,158

	Principal Amount°
U.S. TREASURY OBLIGATION–0.19%
U.S. Treasury Notes 4.13% 1/31/25	384,000	381,334
Total U.S. Treasury Obligation (Cost $381,920)		381,334

TOTAL INVESTMENTS–99.90% (Cost $184,698,788)	203,976,492
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.10%	197,995
NET ASSETS APPLICABLE TO 16,258,635 SHARES OUTSTANDING–100.00%	$204,174,487
NET ASSET VALUE PER SHARE–LVIP JPMORGAN RETIREMENT INCOME FUND STANDARD CLASS ($170,696,190 / 13,587,988 Shares)	$12.562
NET ASSET VALUE PER SHARE–LVIP JPMORGAN RETIREMENT INCOME FUND SERVICE CLASS ($33,478,297 / 2,670,647 Shares)	$12.536
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$190,022,226
Distributable earnings/(accumulated loss)	14,152,261
TOTAL NET ASSETS	$204,174,487

LVIP JPMorgan Retirement Income Fund-1

LVIP JPMorgan Retirement Income Fund
Statement of Net Assets (continued)

✧Class R-6 shares.
°Principal amount shown is stated in U.S. dollars.

★Includes $1,255 expense reimbursement receivable from Lincoln Financial Investments Corporation, $885,945 payable for securities purchased, $672,465 payable for fund shares redeemed, $2 foreign currencies due to custodian, $18,557 other accrued expenses payable,
$63,724 due to manager and affiliates, $1,412 due to custodian, $19,580 payable for audit fee and $23,188 payable for fund accounting fee as of June 30, 2024.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund-2

LVIP JPMorgan Retirement Income Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$3,245,262
Interest	9,593
3,254,855
EXPENSES:
Management fees	761,214
Distribution fees-Service Class	40,555
Accounting and administration expenses	33,361
Shareholder servicing fees	29,434
Professional fees	26,081
Reports and statements to shareholders	5,097
Trustees’ fees and expenses	3,292
Custodian fees	2,641
Consulting fees	1,180
Pricing fees	257
Other	3,049
906,161
Less:
Management fees waived	(456,728)
Expenses reimbursed	(23,196)
Total operating expenses	426,237
NET INVESTMENT INCOME	2,828,618
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	3,929,388
Futures contracts	230,541
Net realized gain	4,159,929
Net change in unrealized appreciation (depreciation) of:
Investments	2,245,092
Futures contracts	(142,080)
Net change in unrealized appreciation (depreciation)	2,103,012
NET REALIZED AND UNREALIZED GAIN	6,262,941
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,091,559
See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Retirement Income Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,828,618	$6,135,915
Net realized gain	4,159,929	124,010
Net change in unrealized appreciation (depreciation)	2,103,012	15,891,996
Net increase in net assets resulting from operations	9,091,559	22,151,921
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(6,037,805)
Service Class	—	(1,039,370)
	—	(7,077,175)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,859,745	32,210,943
Service Class	2,897,975	5,775,868
Reinvestment of dividends and distributions:
Standard Class	—	6,037,805
Service Class	—	1,039,370
	6,757,720	45,063,986
Cost of shares redeemed:
Standard Class	(14,694,788)	(22,704,267)
Service Class	(3,765,015)	(32,344,883)
	(18,459,803)	(55,049,150)
Decrease in net assets derived from capital share transactions	(11,702,083)	(9,985,164)
NET INCREASE (DECREASE) IN NET ASSETS	(2,610,524)	5,089,582
NET ASSETS:
Beginning of period	206,785,011	201,695,429
End of period	$204,174,487	$206,785,011
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund-3

LVIP JPMorgan Retirement Income Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Retirement Income Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$12.014	$11.151	$13.564	$13.267	$12.562	$11.370
Income (loss) from investment operations:
Net investment income[2]	0.172	0.358	0.291	0.245	0.256	0.330
Net realized and unrealized gain (loss)	0.376	0.933	(2.107)	0.532	0.928	1.254
Total from investment operations	0.548	1.291	(1.816)	0.777	1.184	1.584
Less dividends and distributions from:
Net investment income	—	(0.428)	(0.241)	(0.312)	(0.328)	(0.392)
Net realized gain	—	—	(0.356)	(0.168)	(0.151)	—
Total dividends and distributions	—	(0.428)	(0.597)	(0.480)	(0.479)	(0.392)
Net asset value, end of period	$12.562	$12.014	$11.151	$13.564	$13.267	$12.562
Total return[3]	4.56%	11.60%	(13.33% )	5.87%	9.48%	13.93%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$170,696	$173,857	$146,449	$170,271	$179,898	$183,336
Ratio of expenses to average net assets[4]	0.38%	0.38%	0.41%	0.52%	0.50%	0.47%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.85%	0.85%	0.87%	0.87%	0.89%	0.88%
Ratio of net investment income to average net assets	2.83% [5]	3.07%	2.42%	1.80%	2.03%	2.69%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.36% [5]	2.60%	1.96%	1.45%	1.64%	2.28%
Portfolio turnover	16%	17%	70%	51%	44%	35%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund-4

LVIP JPMorgan Retirement Income Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Retirement Income Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$12.003	$11.140	$13.552	$13.256	$12.554	$11.367
Income (loss) from investment operations:
Net investment income[2]	0.157	0.329	0.260	0.211	0.224	0.300
Net realized and unrealized gain (loss)	0.376	0.930	(2.105)	0.531	0.925	1.250
Total from investment operations	0.533	1.259	(1.845)	0.742	1.149	1.550
Less dividends and distributions from:
Net investment income	—	(0.396)	(0.211)	(0.278)	(0.296)	(0.363)
Net realized gain	—	—	(0.356)	(0.168)	(0.151)	—
Total dividends and distributions	—	(0.396)	(0.567)	(0.446)	(0.447)	(0.363)
Net asset value, end of period	$12.536	$12.003	$11.140	$13.552	$13.256	$12.554
Total return[3]	4.44%	11.32%	(13.55% )	5.60%	9.21%	13.64%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$33,478	$32,928	$55,246	$62,363	$59,776	$56,258
Ratio of expenses to average net assets[4]	0.63%	0.63%	0.66%	0.77%	0.75%	0.72%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	1.10%	1.10%	1.12%	1.12%	1.14%	1.13%
Ratio of net investment income to average net assets	2.58% [5]	2.82%	2.17%	1.55%	1.78%	2.44%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.11% [5]	2.35%	1.71%	1.20%	1.39%	2.03%
Portfolio turnover	16%	17%	70%	51%	44%	35%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Retirement Income Fund-5

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Retirement Income Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests a substantial portion of its assets in open-end investment companies, including exchange-traded funds (“ETFs”), advised by J.P. Morgan or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Financial Investments Corporation (LFI). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may also invest in individual securities. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek to provide current income and some capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities,
LVIP JPMorgan Retirement Income Fund-6

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.45% of the Fund's average daily net assets.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
LFI has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.38% of the Fund’s average daily net assets for the Standard Class and 0.63% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2024	2025	2026	Total
LFI	$97,475	$91,834	$49,718	$239,027
J.P. Morgan Investment Management, Inc. (“JPM”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays JPM a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$8,658
Legal	1,317
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP JPMorgan Retirement Income Fund-7

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,949 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds and ETFs in which it invests. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$1,255
Management fees payable to LFI	50,612
Distribution fees payable to LFD	6,868
Printing and mailing fees payable to Lincoln Life	1,352
Shareholder servicing fees payable to Lincoln Life	4,892
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$30,993,282
Sales	30,218,942
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$184,698,788
Aggregate unrealized appreciation of investments	$23,044,036
Aggregate unrealized depreciation of investments	(3,766,332)
Net unrealized appreciation of investments	$19,277,704
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted
LVIP JPMorgan Retirement Income Fund-8

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$203,595,158	$—	$—	$203,595,158
U.S. Treasury Obligation	—	381,334	—	381,334
Total Investments	$203,595,158	$381,334	$—	$203,976,492
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	315,815	2,776,960
Service Class	235,857	491,982
Shares reinvested:
Standard Class	—	503,366
Service Class	—	86,773
	551,672	3,859,081
Shares redeemed:
Standard Class	(1,199,536)	(1,942,432)
Service Class	(308,499)	(2,794,596)
	(1,508,035)	(4,737,028)
Net decrease	(956,363)	(877,947)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the
LVIP JPMorgan Retirement Income Fund-9

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to facilitate investments in portfolio securities and to reduce transaction costs.
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$221,321	$86,866
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	9,220	(228,946)
Total		$230,541	$(142,080)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$4,702,663	$829,112
7. Risk Factors
Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP JPMorgan Retirement Income Fund-10

LVIP JPMorgan Retirement Income Fund
Notes to Financial Statements (continued)
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan Retirement Income Fund-11

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–93.86%
Aerospace & Defense–0.31%
†Boeing Co.	1,165	$212,042
General Electric Co.	5,138	816,788
Northrop Grumman Corp.	703	306,473
Textron, Inc.	792	68,001
TransDigm Group, Inc.	248	316,847
		1,720,151
Air Freight & Logistics–0.12%
FedEx Corp.	1,736	520,522
United Parcel Service, Inc. Class B	1,115	152,588
		673,110
Automobile Components–0.03%
†Aptiv PLC	2,767	194,852
		194,852
Banks–6.27%
Bank of America Corp.	48,160	1,915,323
Citizens Financial Group, Inc.	15,913	573,345
Cullen/Frost Bankers, Inc.	437	44,412
East West Bancorp, Inc.	2,620	191,863
Fifth Third Bancorp	161,660	5,898,973
First Citizens BancShares, Inc. Class A	3,191	5,372,400
First Horizon Corp.	21,156	333,630
FNB Corp.	2,418	33,078
Huntington Bancshares, Inc.	385,791	5,084,725
KeyCorp	6,421	91,242
M&T Bank Corp.	40,129	6,073,926
†NU Holdings Ltd. Class A	43,571	561,630
Pinnacle Financial Partners, Inc.	856	68,514
Popular, Inc.	7,197	636,431
Regions Financial Corp.	262,443	5,259,358
Synovus Financial Corp.	2,013	80,903
Truist Financial Corp.	26,457	1,027,855
Webster Financial Corp.	1,965	85,654
Wells Fargo & Co.	27,060	1,607,093
Wintrust Financial Corp.	1,228	121,032
		35,061,387
Beverages–1.33%
Coca-Cola Co.	13,736	874,296
Constellation Brands, Inc. Class A	11,096	2,854,779
Keurig Dr Pepper, Inc.	93,570	3,125,238
PepsiCo, Inc.	3,522	580,884
		7,435,197
Biotechnology–1.20%
AbbVie, Inc.	8,637	1,481,418
†Alnylam Pharmaceuticals, Inc.	3,033	737,019
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
Amgen, Inc.	1,360	$424,932
†BioMarin Pharmaceutical, Inc.	4,382	360,770
†Exact Sciences Corp.	4,896	206,856
†Exelixis, Inc.	1,280	28,762
Gilead Sciences, Inc.	9,231	633,339
†GRAIL, Inc.	450	6,914
†Incyte Corp.	3,487	211,382
†Neurocrine Biosciences, Inc.	4,925	678,025
†Regeneron Pharmaceuticals, Inc.	1,097	1,152,980
†Sarepta Therapeutics, Inc.	604	95,432
†Ultragenyx Pharmaceutical, Inc.	2,252	92,557
†United Therapeutics Corp.	915	291,473
†Vertex Pharmaceuticals, Inc.	603	282,638
		6,684,497
Broadline Retail–0.12%
†Amazon.com, Inc.	2,369	457,809
eBay, Inc.	3,806	204,459
		662,268
Building Products–2.19%
†Builders FirstSource, Inc.	5,685	786,861
Carlisle Cos., Inc.	12,883	5,220,321
Fortune Brands Innovations, Inc.	61,927	4,021,539
Trane Technologies PLC	6,799	2,236,395
		12,265,116
Capital Markets–5.48%
Affiliated Managers Group, Inc.	2,321	362,610
Ameriprise Financial, Inc.	22,037	9,413,986
ARES Management Corp. Class A	1,422	189,524
Blue Owl Capital, Inc.	85,287	1,513,844
Cboe Global Markets, Inc.	3,099	527,016
Charles Schwab Corp.	12,851	946,990
CME Group, Inc.	3,167	622,632
†Coinbase Global, Inc. Class A	1,216	270,232
Interactive Brokers Group, Inc. Class A	1,408	172,621
KKR & Co., Inc.	1,721	181,118
LPL Financial Holdings, Inc.	1,955	546,031
Morgan Stanley	8,299	806,580
Morningstar, Inc.	580	171,593
MSCI, Inc.	1,132	545,341
Nasdaq, Inc.	11,552	696,124
Northern Trust Corp.	32,576	2,735,732
Raymond James Financial, Inc.	48,003	5,933,651
S&P Global, Inc.	292	130,232
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-1

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
State Street Corp.	66,037	$4,886,738
		30,652,595
Chemicals–1.82%
†Axalta Coating Systems Ltd.	1,034	35,332
Celanese Corp.	11,132	1,501,596
CF Industries Holdings, Inc.	1,583	117,332
Chemours Co.	3,534	79,762
Corteva, Inc.	6,666	359,564
Dow, Inc.	23,085	1,224,659
Eastman Chemical Co.	6,022	589,975
FMC Corp.	1,583	91,102
Huntsman Corp.	7,394	168,361
International Flavors & Fragrances, Inc.	3,635	346,088
Linde PLC	1,556	682,788
PPG Industries, Inc.	1,456	183,296
RPM International, Inc.	43,973	4,735,013
Scotts Miracle-Gro Co.	1,034	67,272
		10,182,140
Commercial Services & Supplies–0.59%
†Copart, Inc.	3,236	175,262
Republic Services, Inc.	6,139	1,193,053
Veralto Corp.	16,909	1,614,302
Waste Management, Inc.	1,600	341,344
		3,323,961
Communications Equipment–0.53%
†Ciena Corp.	4,322	208,234
Motorola Solutions, Inc.	7,182	2,772,611
		2,980,845
Construction & Engineering–0.27%
MDU Resources Group, Inc.	8,525	213,977
Quanta Services, Inc.	2,884	732,796
†WillScot Mobile Mini Holdings Corp.	14,735	554,625
		1,501,398
Construction Materials–0.96%
Martin Marietta Materials, Inc.	9,901	5,364,362
		5,364,362
Consumer Finance–0.73%
American Express Co.	3,137	726,372
Discover Financial Services	25,275	3,306,223
OneMain Holdings, Inc.	685	33,216
		4,065,811
Consumer Staples Distribution & Retail–1.78%
Casey's General Stores, Inc.	447	170,557
Costco Wholesale Corp.	427	362,946
Kroger Co.	58,082	2,900,034
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail (continued)
†Maplebear, Inc.	6,164	$198,111
†Performance Food Group Co.	7,408	489,743
†U.S. Foods Holding Corp.	91,811	4,864,147
Walmart, Inc.	14,143	957,622
		9,943,160
Containers & Packaging–2.81%
=†Ardagh Group SA	3,700	91,575
Avery Dennison Corp.	723	158,084
Ball Corp.	46,837	2,811,157
Berry Global Group, Inc.	13,682	805,186
Crown Holdings, Inc.	974	72,456
Graphic Packaging Holding Co.	72,427	1,898,311
International Paper Co.	21,866	943,518
Packaging Corp. of America	28,091	5,128,293
Silgan Holdings, Inc.	85,686	3,627,088
Sonoco Products Co.	3,925	199,076
		15,734,744
Distributors–1.18%
Genuine Parts Co.	21,774	3,011,780
LKQ Corp.	86,601	3,601,735
		6,613,515
Diversified Consumer Services–0.16%
H&R Block, Inc.	16,374	887,962
		887,962
Diversified Telecommunication Services–0.09%
Verizon Communications, Inc.	11,599	478,343
		478,343
Electric Utilities–2.70%
Edison International	33,068	2,374,613
Entergy Corp.	999	106,893
NextEra Energy, Inc.	12,421	879,531
NRG Energy, Inc.	6,643	517,224
OGE Energy Corp.	5,003	178,607
PG&E Corp.	384,194	6,708,027
Southern Co.	6,997	542,758
Xcel Energy, Inc.	71,410	3,814,008
		15,121,661
Electrical Equipment–3.00%
Acuity Brands, Inc.	18,392	4,440,564
AMETEK, Inc.	33,140	5,524,769
Eaton Corp. PLC	2,170	680,404
Emerson Electric Co.	3,019	332,573
Hubbell, Inc.	14,763	5,395,581
nVent Electric PLC	5,360	410,630
		16,784,521
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-2

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components–3.81%
Amphenol Corp. Class A	59,208	$3,988,843
†Arrow Electronics, Inc.	1,200	144,912
CDW Corp.	10,779	2,412,771
†Flex Ltd.	79,808	2,353,538
Jabil, Inc.	7,782	846,604
†Keysight Technologies, Inc.	1,872	255,996
TD SYNNEX Corp.	17,981	2,075,008
†Teledyne Technologies, Inc.	12,965	5,030,161
Vontier Corp.	13,867	529,719
†Zebra Technologies Corp. Class A	11,781	3,639,504
		21,277,056
Energy Equipment & Services–0.18%
Baker Hughes Co.	19,577	688,523
Halliburton Co.	6,651	224,671
TechnipFMC PLC	3,006	78,607
		991,801
Entertainment–0.90%
Electronic Arts, Inc.	2,056	286,462
†Liberty Media Corp.-Liberty Formula One Class A	6,871	441,324
†Liberty Media Corp.-Liberty Live Class C	929	35,553
†Roku, Inc.	1,164	69,759
†Take-Two Interactive Software, Inc.	23,620	3,672,674
Walt Disney Co.	5,276	523,854
		5,029,626
Financial Services–2.41%
Apollo Global Management, Inc.	1,708	201,664
†Berkshire Hathaway, Inc. Class B	3,798	1,545,026
†Block, Inc.	5,809	374,622
Corebridge Financial, Inc.	10,370	301,974
Equitable Holdings, Inc.	7,628	311,680
Fidelity National Information Services, Inc.	67,698	5,101,721
Global Payments, Inc.	677	65,466
Mastercard, Inc. Class A	2,234	985,552
MGIC Investment Corp.	210,274	4,531,405
Voya Financial, Inc.	639	45,465
		13,464,575
Food Products–1.36%
Archer-Daniels-Midland Co.	2,072	125,252
Bunge Global SA	3,434	366,648
†Freshpet, Inc.	2,502	323,734
Hershey Co.	9,815	1,804,292
Ingredion, Inc.	5,786	663,654
Lamb Weston Holdings, Inc.	4,455	374,577
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Mondelez International, Inc. Class A	8,386	$548,780
†Pilgrim's Pride Corp.	4,141	159,387
†Post Holdings, Inc.	27,549	2,869,504
Tyson Foods, Inc. Class A	6,724	384,209
		7,620,037
Gas Utilities–0.47%
Atmos Energy Corp.	394	45,960
National Fuel Gas Co.	47,304	2,563,404
		2,609,364
Ground Transportation–0.41%
CSX Corp.	16,106	538,746
JB Hunt Transport Services, Inc.	3,312	529,920
Knight-Swift Transportation Holdings, Inc.	3,236	161,541
Landstar System, Inc.	707	130,427
Norfolk Southern Corp.	1,214	260,634
Old Dominion Freight Line, Inc.	693	122,384
Schneider National, Inc. Class B	3,962	95,722
†Uber Technologies, Inc.	6,146	446,691
		2,286,065
Health Care Equipment & Supplies–1.66%
†Align Technology, Inc.	2,682	647,515
†Boston Scientific Corp.	10,366	798,286
DENTSPLY SIRONA, Inc.	1,462	36,418
†Dexcom, Inc.	2,421	274,493
†Globus Medical, Inc. Class A	47,508	3,253,823
†Hologic, Inc.	3,916	290,763
†Inspire Medical Systems, Inc.	1,871	250,396
†Insulet Corp.	407	82,133
Medtronic PLC	4,399	346,245
Zimmer Biomet Holdings, Inc.	30,262	3,284,335
		9,264,407
Health Care Providers & Services–4.62%
Cardinal Health, Inc.	3,788	372,436
Cencora, Inc.	28,378	6,393,563
†Centene Corp.	3,270	216,801
Cigna Group	1,463	483,624
†DaVita, Inc.	1,159	160,603
Elevance Health, Inc.	1,769	958,550
HCA Healthcare, Inc.	1,140	366,259
†Henry Schein, Inc.	65,479	4,197,204
Humana, Inc.	4,059	1,516,645
Labcorp Holdings, Inc.	15,841	3,223,802
McKesson Corp.	2,997	1,750,368
Premier, Inc. Class A	4,812	89,840
Quest Diagnostics, Inc.	20,326	2,782,223
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-3

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Tenet Healthcare Corp.	1,387	$184,513
UnitedHealth Group, Inc.	2,130	1,084,724
Universal Health Services, Inc. Class B	11,060	2,045,326
		25,826,481
Health Care REITs–0.39%
Alexandria Real Estate Equities, Inc.	1,112	130,071
Ventas, Inc.	40,121	2,056,602
		2,186,673
Hotel & Resort REITs–0.30%
Host Hotels & Resorts, Inc.	88,000	1,582,240
Park Hotels & Resorts, Inc.	5,683	85,131
		1,667,371
Hotels, Restaurants & Leisure–2.03%
†Chipotle Mexican Grill, Inc.	10,050	629,632
Darden Restaurants, Inc.	21,687	3,281,677
†DoorDash, Inc. Class A	5,682	618,088
†DraftKings, Inc. Class A	5,483	209,286
†Expedia Group, Inc.	28,548	3,596,763
Hilton Worldwide Holdings, Inc.	7,521	1,641,082
†Royal Caribbean Cruises Ltd.	4,454	710,101
Travel & Leisure Co.	5,511	247,885
Yum! Brands, Inc.	3,271	433,277
		11,367,791
Household Durables–0.93%
DR Horton, Inc.	3,288	463,378
Lennar Corp. Class A	2,539	380,520
†Mohawk Industries, Inc.	29,352	3,334,094
Newell Brands, Inc.	27,381	175,512
PulteGroup, Inc.	3,813	419,811
Toll Brothers, Inc.	3,699	426,051
		5,199,366
Household Products–0.49%
Energizer Holdings, Inc.	50,517	1,492,272
Procter & Gamble Co.	7,470	1,231,953
		2,724,225
Independent Power and Renewable Electricity Producers–0.26%
AES Corp.	26,547	466,431
Vistra Corp.	11,193	962,374
		1,428,805
Industrial Conglomerates–0.12%
Honeywell International, Inc.	3,182	679,484
		679,484
Industrial REITs–0.48%
EastGroup Properties, Inc.	1,080	183,708
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial REITs (continued)
First Industrial Realty Trust, Inc.	2,671	$126,899
Prologis, Inc.	4,024	451,935
Rexford Industrial Realty, Inc.	43,313	1,931,327
		2,693,869
Insurance–4.89%
Aon PLC Class A	2,551	748,923
†Arch Capital Group Ltd.	77,096	7,778,215
Arthur J Gallagher & Co.	589	152,734
Brown & Brown, Inc.	3,182	284,503
Chubb Ltd.	889	226,766
Everest Group Ltd.	703	267,857
Fidelity National Financial, Inc.	1,888	93,305
Hartford Financial Services Group, Inc.	43,069	4,330,157
Loews Corp.	90,116	6,735,270
MetLife, Inc.	10,024	703,585
Principal Financial Group, Inc.	4,141	324,861
Progressive Corp.	2,441	507,020
Reinsurance Group of America, Inc.	419	86,008
RenaissanceRe Holdings Ltd.	174	38,891
RLI Corp.	285	40,097
Travelers Cos., Inc.	3,233	657,398
Unum Group	9,904	506,193
W R Berkley Corp.	47,125	3,703,082
Willis Towers Watson PLC	605	158,595
		27,343,460
Interactive Media & Services–0.81%
Alphabet, Inc. Class A	1,284	233,881
Alphabet, Inc. Class C	1,959	359,320
†IAC, Inc.	65,838	3,084,510
†Match Group, Inc.	1,878	57,054
Meta Platforms, Inc. Class A	980	494,135
†Pinterest, Inc. Class A	6,469	285,089
		4,513,989
IT Services–1.14%
Accenture PLC Class A	1,308	396,860
†Globant SA	430	76,652
†GoDaddy, Inc. Class A	39,298	5,490,323
†MongoDB, Inc.	1,300	324,948
†VeriSign, Inc.	442	78,588
		6,367,371
Life Sciences Tools & Services–0.49%
†10X Genomics, Inc. Class A	3,898	75,816
Agilent Technologies, Inc.	8,030	1,040,929
†Charles River Laboratories International, Inc.	266	54,950
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-4

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Illumina, Inc.	2,699	$281,721
†IQVIA Holdings, Inc.	1,295	273,815
†Qiagen NV	1,774	72,894
†Repligen Corp.	62	7,816
Revvity, Inc.	487	51,067
Thermo Fisher Scientific, Inc.	1,619	895,307
		2,754,315
Machinery–6.29%
Allison Transmission Holdings, Inc.	19,757	1,499,556
Cummins, Inc.	864	239,268
Deere & Co.	1,687	630,314
Dover Corp.	27,497	4,961,834
†Gates Industrial Corp. PLC	19,719	311,757
IDEX Corp.	8,986	1,807,983
Ingersoll Rand, Inc.	6,323	574,381
ITT, Inc.	46,447	6,000,023
Lincoln Electric Holdings, Inc.	23,959	4,519,626
†Middleby Corp.	30,488	3,738,134
PACCAR, Inc.	9,375	965,062
Parker-Hannifin Corp.	1,670	844,703
Snap-on, Inc.	21,112	5,518,466
Timken Co.	44,686	3,580,689
		35,191,796
Media–0.41%
Cable One, Inc.	160	56,640
Comcast Corp. Class A	27,136	1,062,646
†Liberty Broadband Corp. Class C	394	21,599
†Liberty Media Corp.-Liberty SiriusXM Class C	22,073	489,138
News Corp. Class A	5,834	160,843
†Trade Desk, Inc. Class A	5,354	522,925
		2,313,791
Metals & Mining–0.67%
Alcoa Corp.	2,192	87,198
Freeport-McMoRan, Inc.	39,493	1,919,360
Nucor Corp.	6,729	1,063,720
Reliance, Inc.	237	67,687
Steel Dynamics, Inc.	4,539	587,801
		3,725,766
Mortgage Real Estate Investment Trusts (REITs)–0.02%
Annaly Capital Management, Inc.	2,906	55,388
Rithm Capital Corp.	6,414	69,977
		125,365
Multi-Utilities–3.07%
Ameren Corp.	1,159	82,417
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
CenterPoint Energy, Inc.	6,443	$199,604
CMS Energy Corp.	92,179	5,487,416
Consolidated Edison, Inc.	3,713	332,016
DTE Energy Co.	4,614	512,200
NiSource, Inc.	91,770	2,643,894
Public Service Enterprise Group, Inc.	33,636	2,478,973
Sempra	6,001	456,436
WEC Energy Group, Inc.	63,458	4,978,915
		17,171,871
Office REITs–0.03%
Boston Properties, Inc.	1,062	65,377
Cousins Properties, Inc.	851	19,701
Highwoods Properties, Inc.	1,583	41,585
Kilroy Realty Corp.	640	19,949
		146,612
Oil, Gas & Consumable Fuels–4.59%
Cheniere Energy, Inc.	6,235	1,090,065
Chevron Corp.	4,679	731,889
ConocoPhillips	10,260	1,173,539
Coterra Energy, Inc.	143,649	3,831,119
Devon Energy Corp.	10,620	503,388
Diamondback Energy, Inc.	35,491	7,104,943
EOG Resources, Inc.	4,603	579,380
EQT Corp.	1,389	51,365
Exxon Mobil Corp.	16,042	1,846,755
Marathon Oil Corp.	31,964	916,408
Marathon Petroleum Corp.	1,615	280,170
Ovintiv, Inc.	2,638	123,643
Targa Resources Corp.	4,637	597,153
Valero Energy Corp.	278	43,579
Williams Cos., Inc.	159,480	6,777,900
		25,651,296
Paper & Forest Products–0.03%
Louisiana-Pacific Corp.	2,344	192,982
		192,982
Passenger Airlines–0.19%
Delta Air Lines, Inc.	21,982	1,042,826
		1,042,826
Pharmaceuticals–0.90%
Bristol-Myers Squibb Co.	12,259	509,116
†Catalent, Inc.	5,605	315,169
†Jazz Pharmaceuticals PLC	27,580	2,943,613
Johnson & Johnson	4,103	599,695
Merck & Co., Inc.	2,129	263,570
Pfizer, Inc.	12,355	345,693
Viatris, Inc.	5,601	59,539
		5,036,395
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-5

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services–0.70%
KBR, Inc.	19,776	$1,268,433
Leidos Holdings, Inc.	3,564	519,916
ManpowerGroup, Inc.	1,798	125,500
UL Solutions, Inc. Class A	45,245	1,908,887
Verisk Analytics, Inc.	235	63,344
		3,886,080
Real Estate Management & Development–0.71%
†CBRE Group, Inc. Class A	38,462	3,427,349
†Jones Lang LaSalle, Inc.	1,414	290,266
†Zillow Group, Inc. Class A	5,485	250,607
		3,968,222
Residential REITs–2.44%
American Homes 4 Rent Class A	100,967	3,751,934
AvalonBay Communities, Inc.	19,899	4,116,904
Camden Property Trust	3,465	378,066
Equity Residential	3,609	250,248
Essex Property Trust, Inc.	7,385	2,010,197
Invitation Homes, Inc.	10,465	375,589
Mid-America Apartment Communities, Inc.	18,834	2,685,917
UDR, Inc.	2,053	84,481
		13,653,336
Retail REITs–1.46%
Agree Realty Corp.	2,171	134,472
Brixmor Property Group, Inc.	18,421	425,341
Federal Realty Investment Trust	11,435	1,154,592
Kimco Realty Corp.	101,173	1,968,826
Regency Centers Corp.	69,640	4,331,608
Simon Property Group, Inc.	799	121,288
		8,136,127
Semiconductors & Semiconductor Equipment–1.87%
†Advanced Micro Devices, Inc.	1,434	232,609
Lam Research Corp.	1,083	1,153,233
Marvell Technology, Inc.	13,386	935,681
Microchip Technology, Inc.	47,331	4,330,786
Micron Technology, Inc.	3,555	467,589
NXP Semiconductors NV	1,830	492,435
†ON Semiconductor Corp.	20,957	1,436,602
QUALCOMM, Inc.	859	171,096
Skyworks Solutions, Inc.	1,726	183,957
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,480	431,049
Texas Instruments, Inc.	3,300	641,949
		10,476,986
Software–1.31%
†Cadence Design Systems, Inc.	3,958	1,218,074
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Crowdstrike Holdings, Inc. Class A	1,219	$467,109
†DoubleVerify Holdings, Inc.	891	17,348
†Elastic NV	1,159	132,022
†Fair Isaac Corp.	65	96,763
†Freshworks, Inc. Class A	4,812	61,064
†HubSpot, Inc.	614	362,131
Microsoft Corp.	995	444,715
†MicroStrategy, Inc. Class A	433	596,449
†Nutanix, Inc. Class A	1,461	83,058
Oracle Corp.	3,761	531,053
†Palantir Technologies, Inc. Class A	7,194	182,224
Salesforce, Inc.	2,001	514,457
†SentinelOne, Inc. Class A	5,850	123,142
†Smartsheet, Inc. Class A	10,961	483,161
†Synopsys, Inc.	2,649	1,576,314
†Teradata Corp.	2,863	98,945
†Zscaler, Inc.	1,635	314,231
		7,302,260
Specialized REITs–1.77%
CubeSmart	3,570	161,257
Digital Realty Trust, Inc.	2,705	411,295
Equinix, Inc.	728	550,805
Extra Space Storage, Inc.	3,386	526,218
Gaming & Leisure Properties, Inc.	9,181	415,073
National Storage Affiliates Trust	1,550	63,891
Rayonier, Inc.	77,902	2,266,169
SBA Communications Corp.	4,480	879,424
VICI Properties, Inc.	17,770	508,933
Weyerhaeuser Co.	145,675	4,135,713
		9,918,778
Specialty Retail–2.59%
Advance Auto Parts, Inc.	385	24,382
†AutoNation, Inc.	1,207	192,372
†AutoZone, Inc.	1,526	4,523,217
Bath & Body Works, Inc.	72,886	2,846,198
Best Buy Co., Inc.	43,510	3,667,458
Dick's Sporting Goods, Inc.	716	153,833
†GameStop Corp. Class A	1,732	42,763
Lowe's Cos., Inc.	5,177	1,141,321
Murphy USA, Inc.	537	252,100
†O'Reilly Automotive, Inc.	580	612,515
†Restoration Hardware, Inc.	423	103,398
TJX Cos., Inc.	4,052	446,125
†Valvoline, Inc.	7,367	318,254
Williams-Sonoma, Inc.	600	169,422
		14,493,358
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-6

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–0.61%
Hewlett Packard Enterprise Co.	18,331	$388,067
HP, Inc.	17,477	612,045
NetApp, Inc.	5,985	770,868
†Pure Storage, Inc. Class A	6,582	422,630
Seagate Technology Holdings PLC	5,263	543,510
†Super Micro Computer, Inc.	817	669,409
		3,406,529
Textiles, Apparel & Luxury Goods–1.79%
†Capri Holdings Ltd.	4,827	159,677
Carter's, Inc.	45,328	2,808,976
†Crocs, Inc.	1,425	207,965
†Deckers Outdoor Corp.	833	806,302
Ralph Lauren Corp.	17,072	2,988,624
†Skechers USA, Inc. Class A	4,289	296,456
Tapestry, Inc.	60,343	2,582,077
VF Corp.	12,160	164,160
		10,014,237
Tobacco–0.19%
Philip Morris International, Inc.	10,413	1,055,149
		1,055,149
Trading Companies & Distributors–0.38%
Air Lease Corp.	2,528	120,156
†Core & Main, Inc. Class A	6,117	299,366
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
Ferguson PLC	2,387	$462,242
MSC Industrial Direct Co., Inc. Class A	3,776	299,475
United Rentals, Inc.	1,417	916,416
		2,097,655
Water Utilities–0.02%
American Water Works Co., Inc.	733	94,675
Essential Utilities, Inc.	1,034	38,599
		133,274
Total Common Stock (Cost $350,859,905)		524,768,418
RIGHTS–0.00%
=†Mirati Therapeutics, Inc.	3,008	1,579
Total Rights (Cost $2,105)		1,579

MONEY MARKET FUND–5.74%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.25%)	32,096,199	32,096,199
Total Money Market Fund (Cost $32,096,199)		32,096,199

TOTAL INVESTMENTS–99.60% (Cost $382,958,209)	556,866,196
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.40%	2,224,635
NET ASSETS APPLICABLE TO 29,884,480 SHARES OUTSTANDING–100.00%	$559,090,831
NET ASSET VALUE PER SHARE–LVIP JPMORGAN SELECT MID CAP VALUE MANAGED VOLATILITY FUND STANDARD CLASS ($45,455,528 / 2,404,367 Shares)	$18.905
NET ASSET VALUE PER SHARE–LVIP JPMORGAN SELECT MID CAP VALUE MANAGED VOLATILITY FUND SERVICE CLASS ($513,635,303 / 27,480,113 Shares)	$18.691
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$345,700,536
Distributable earnings/(accumulated loss)	213,390,295
TOTAL NET ASSETS	$559,090,831

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-7

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Net Assets (continued)

★Includes $1,497,965 cash collateral held at broker for futures contracts, $12,496,496 payable for securities purchased, $410,046 payable for fund shares redeemed, $16,770 other accrued expenses payable, $441,056 due to manager and affiliates, $4,391 variation margin due to broker on futures contracts, $15,888 payable for audit fee and $44,130 payable for fund accounting fee as of June 30, 2024.

The following futures contracts were outstanding at June 30, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
1	British Pound	$79,056	$79,677	9/16/24	$—	$(621)
1	Euro	134,400	134,772	9/16/24	—	(372)
1	Japanese Yen	78,656	80,771	9/16/24	—	(2,115)
					—	(3,108)
Equity Contracts:
20	E-mini Russell 2000 Index	2,065,000	2,082,749	9/20/24	—	(17,749)
24	E-mini S&P 500 Index	6,625,800	6,599,634	9/20/24	26,166	—
55	E-mini S&P MidCap 400 Index	16,269,550	16,420,924	9/20/24	—	(151,374)
2	Euro STOXX 50 Index	105,510	107,730	9/20/24	—	(2,220)
1	FTSE 100 Index	103,808	103,444	9/20/24	364	—
					26,530	(171,343)
Total Futures Contracts					$26,530	$(174,451)

[1]	See Note 6 in Notes to Financial Statements.
[2]	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024.

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
ADR–American Depositary Receipt
FTSE–Financial Times Stock Exchange
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-8

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$5,771,733
Foreign taxes withheld	(2,304)
5,769,429
EXPENSES:
Management fees	2,032,066
Distribution fees-Service Class	662,116
Shareholder servicing fees	83,340
Accounting and administration expenses	72,685
Professional fees	25,748
Custodian fees	9,864
Reports and statements to shareholders	9,457
Trustees’ fees and expenses	9,267
Pricing fees	3,627
Consulting fees	2,180
Other	12,234
2,922,584
Less:
Management fees waived	(43,107)
Total operating expenses	2,879,477
NET INVESTMENT INCOME	2,889,952
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	25,102,131
Foreign currencies	56
Futures contracts	1,222,157
Net realized gain	26,324,344
Net change in unrealized appreciation (depreciation) of:
Investments	4,110,965
Foreign currencies	(158)
Futures contracts	(202,844)
Net change in unrealized appreciation (depreciation)	3,907,963
NET REALIZED AND UNREALIZED GAIN	30,232,307
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,122,259
See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,889,952	$6,724,035
Net realized gain	26,324,344	17,042,182
Net change in unrealized appreciation (depreciation)	3,907,963	40,677,796
Net increase in net assets resulting from operations	33,122,259	64,444,013
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(3,649,064)
Service Class	—	(44,914,569)
	—	(48,563,633)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	7,792,221	8,893,756
Service Class	5,458,530	22,838,746
Reinvestment of dividends and distributions:
Standard Class	—	3,649,064
Service Class	—	44,914,569
	13,250,751	80,296,135
Cost of shares redeemed:
Standard Class	(8,974,559)	(9,150,866)
Service Class	(60,976,507)	(74,911,485)
	(69,951,066)	(84,062,351)
Decrease in net assets derived from capital share transactions	(56,700,315)	(3,766,216)
NET INCREASE (DECREASE) IN NET ASSETS	(23,578,056)	12,114,164
NET ASSETS:
Beginning of period	582,668,887	570,554,723
End of period	$559,090,831	$582,668,887
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-9

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20[2]	12/31/19
Net asset value, beginning of period	$17.847	$17.440	$22.332	$17.640	$17.492	$15.396
Income (loss) from investment operations:
Net investment income[3]	0.115	0.249	0.231	0.147	0.178	0.207
Net realized and unrealized gain (loss)	0.943	1.750	(2.374)	4.981	0.160	2.271
Total from investment operations	1.058	1.999	(2.143)	5.128	0.338	2.478
Less dividends and distributions from:
Net investment income	—	(0.267)	(0.255)	(0.219)	(0.181)	(0.208)
Net realized gain	—	(1.325)	(2.494)	(0.217)	—	(0.172)
Return of capital	—	—	—	—	(0.009)	(0.002)
Total dividends and distributions	—	(1.592)	(2.749)	(0.436)	(0.190)	(0.382)
Net asset value, end of period	$18.905	$17.847	$17.440	$22.332	$17.640	$17.492
Total return[4]	5.93%	12.08%	(9.17% )	29.07%	1.95%	16.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$45,456	$44,052	$39,492	$48,364	$41,887	$38,767
Ratio of expenses to average net assets	0.77%	0.78%	0.77%	0.76%	0.79%	0.78%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.79%	0.79%	0.78%	0.77%	0.79%	0.78%
Ratio of net investment income to average net assets	1.24%	1.41%	1.17%	0.71%	1.14%	1.24%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.22%	1.40%	1.16%	0.70%	1.14%	1.24%
Portfolio turnover	14%	27%	23%	30%	48%	35%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-10

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20[2]	12/31/19
Net asset value, beginning of period	$17.667	$17.282	$22.159	$17.507	$17.363	$15.287
Income (loss) from investment operations:
Net investment income[3]	0.091	0.203	0.180	0.094	0.138	0.164
Net realized and unrealized gain (loss)	0.933	1.730	(2.356)	4.938	0.155	2.252
Total from investment operations	1.024	1.933	(2.176)	5.032	0.293	2.416
Less dividends and distributions from:
Net investment income	—	(0.223)	(0.207)	(0.163)	(0.142)	(0.166)
Net realized gain	—	(1.325)	(2.494)	(0.217)	—	(0.172)
Return of capital	—	—	—	—	(0.007)	(0.002)
Total dividends and distributions	—	(1.548)	(2.701)	(0.380)	(0.149)	(0.340)
Net asset value, end of period	$18.691	$17.667	$17.282	$22.159	$17.507	$17.363
Total return[4]	5.80%	11.80%	(9.39% )	28.75%	1.70%	15.87%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$513,635	$538,617	$531,063	$668,840	$629,567	$640,788
Ratio of expenses to average net assets	1.02%	1.03%	1.02%	1.01%	1.04%	1.03%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.04%	1.04%	1.03%	1.02%	1.04%	1.03%
Ratio of net investment income to average net assets	0.99%	1.16%	0.92%	0.46%	0.89%	0.99%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.97%	1.15%	0.91%	0.45%	0.89%	0.99%
Portfolio turnover	14%	27%	23%	30%	48%	35%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-11

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-12

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $5,961 for the six months ended June 30, 2024. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 1.05% of the first $60 million of the Fund’s average daily net assets; 0.75% of the next $90 million; and 0.65% of the Fund’s average daily net assets in excess of $150 million.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.015% of the Fund's average daily net assets.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
J.P. Morgan Investment Management, Inc. (“JPMorgan”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays JPMorgan a fee based on the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$24,639
Legal	3,749
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $5,650 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-13

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$320,022
Distribution fees payable to LFD	106,029
Printing and mailing fees payable to Lincoln Life	1,625
Shareholder servicing fees payable to Lincoln Life	13,380
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$74,755,503
Sales	128,046,696
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$382,958,209
Aggregate unrealized appreciation of investments and derivatives	$184,423,887
Aggregate unrealized depreciation of investments and derivatives	(10,663,821)
Net unrealized appreciation of investments and derivatives	$173,760,066
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-14

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$524,676,843	$—	$91,575	$524,768,418
Rights	—	—	1,579	1,579
Money Market Fund	32,096,199	—	—	32,096,199
Total Investments	$556,773,042	$—	$93,154	$556,866,196
Derivatives:

Assets:
Futures Contracts	$26,530	$—	$—	$26,530
Liabilities:
Futures Contracts	$(174,451)	$—	$—	$(174,451)
During the six months ended June 30, 2024, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	413,031	514,351
Service Class	294,048	1,330,664
Shares reinvested:
Standard Class	—	215,145
Service Class	—	2,683,556
	707,079	4,743,716
Shares redeemed:
Standard Class	(476,899)	(525,745)
Service Class	(3,300,970)	(4,256,020)
	(3,777,869)	(4,781,765)
Net decrease	(3,070,790)	(38,049)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-15

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2024, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; to hedge currency risks associated with the Fund’s investments and as a cash management tool.
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$26,530	Receivables and other assets net of liabilities	$(171,343)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(3,108)
Total		$26,530		$(174,451)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,237,382	$(198,863)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(15,225)	(3,981)
Total		$1,222,157	$(202,844)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$25,174,023	$—
7. Risk Factors
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-16

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
The Fund may invest in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2024. The Fund's REIT holdings may also be affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund-17

LVIP JPMorgan Small Cap Core Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP JPMorgan Small Cap Core Fund

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.36%
Aerospace & Defense–0.56%
Moog, Inc. Class A	2,017	$337,444
†V2X, Inc.	13,875	665,445
		1,002,889
Air Freight & Logistics–0.48%
Hub Group, Inc. Class A	17,215	741,106
†Radiant Logistics, Inc.	21,187	120,554
		861,660
Automobile Components–1.41%
†Goodyear Tire & Rubber Co.	42,662	484,214
†Modine Manufacturing Co.	11,276	1,129,742
Patrick Industries, Inc.	2,491	270,398
Phinia, Inc.	15,906	626,060
		2,510,414
Banks–8.73%
Amalgamated Financial Corp.	12,279	336,445
Ameris Bancorp	13,414	675,395
Associated Banc-Corp.	5,267	111,397
†Axos Financial, Inc.	3,586	204,940
Banc of California, Inc.	37,788	482,931
†Bancorp, Inc.	5,829	220,103
Bank of NT Butterfield & Son Ltd.	29,303	1,029,121
BankUnited, Inc.	4,629	135,491
Banner Corp.	6,173	306,428
Business First Bancshares, Inc.	10,018	217,992
Byline Bancorp, Inc.	2,270	53,890
Capitol Federal Financial, Inc.	7,449	40,895
Central Pacific Financial Corp.	3,217	68,200
CNB Financial Corp.	3,942	80,456
†Coastal Financial Corp.	5,508	254,139
ConnectOne Bancorp, Inc.	25,523	482,129
†Customers Bancorp, Inc.	7,638	366,471
Eastern Bankshares, Inc.	37,183	519,818
Enterprise Financial Services Corp.	11,652	476,683
Equity Bancshares, Inc. Class A	8,653	304,586
First BanCorp	36,065	659,629
First Bancshares, Inc.	8,973	233,119
First Financial Corp.	3,964	146,192
First Interstate BancSystem, Inc. Class A	1,977	54,901
First Merchants Corp.	10,942	364,259
First Mid Bancshares, Inc.	3,632	119,420
Glacier Bancorp, Inc.	5,109	190,668
Hancock Whitney Corp.	2,044	97,765
Hanmi Financial Corp.	5,085	85,021
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Heartland Financial USA, Inc.	2,550	$113,348
Heritage Commerce Corp.	35,062	305,039
Hilltop Holdings, Inc.	9,082	284,085
Home BancShares, Inc.	8,889	212,980
Hope Bancorp, Inc.	13,623	146,311
Mercantile Bank Corp.	793	32,172
Mid Penn Bancorp, Inc.	806	17,692
MidWestOne Financial Group, Inc.	1,269	28,540
MVB Financial Corp.	364	6,785
National Bank Holdings Corp. Class A	2,035	79,467
OceanFirst Financial Corp.	30,826	489,825
OFG Bancorp	14,935	559,316
Old National Bancorp	35,441	609,231
Old Second Bancorp, Inc.	22,046	326,501
Pathward Financial, Inc.	6,586	372,570
Peapack-Gladstone Financial Corp.	1,493	33,816
Pinnacle Financial Partners, Inc.	2,781	222,591
Popular, Inc.	9,363	827,970
Preferred Bank	1,983	149,697
Premier Financial Corp.	2,691	55,058
QCR Holdings, Inc.	6,649	398,940
Seacoast Banking Corp. of Florida	2,009	47,493
South Plains Financial, Inc.	448	12,096
Southside Bancshares, Inc.	1,928	53,232
SouthState Corp.	1,999	152,764
†Texas Capital Bancshares, Inc.	1,649	100,820
Towne Bank	4,301	117,288
TriCo Bancshares	5,802	229,585
UMB Financial Corp.	1,821	151,908
United Bankshares, Inc.	3,547	115,065
Unity Bancorp, Inc.	525	15,524
Veritex Holdings, Inc.	7,772	163,911
WesBanco, Inc.	3,519	98,215
Wintrust Financial Corp.	5,959	587,319
WSFS Financial Corp.	2,114	99,358
		15,534,996
Beverages–0.36%
†Vita Coco Co., Inc.	22,879	637,180
		637,180
Biotechnology–8.56%
†ACADIA Pharmaceuticals, Inc.	18,645	302,981
†Akero Therapeutics, Inc.	18,056	423,594
†Alkermes PLC	7,707	185,739
†Allogene Therapeutics, Inc.	31,482	73,353
†Amicus Therapeutics, Inc.	57,142	566,849
LVIP JPMorgan Small Cap Core Fund-1

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Annexon, Inc.	119,188	$584,021
†Arcutis Biotherapeutics, Inc.	88,535	823,376
†Arrowhead Pharmaceuticals, Inc.	6,011	156,226
†Biohaven Ltd.	855	29,677
†Blueprint Medicines Corp.	3,199	344,788
†Bridgebio Pharma, Inc.	3,356	85,007
†Cartesian Therapeutics, Inc.	21,859	590,412
†Catalyst Pharmaceuticals, Inc.	14,422	223,397
†Crinetics Pharmaceuticals, Inc.	15,473	693,036
†Enanta Pharmaceuticals, Inc.	6,723	87,197
†Immunovant, Inc.	10,935	288,684
†Insmed, Inc.	10,392	696,264
†Intellia Therapeutics, Inc.	6,089	136,272
†iTeos Therapeutics, Inc.	31,572	468,528
†Kura Oncology, Inc.	24,963	513,988
†Kyverna Therapeutics, Inc.	13,580	101,850
†Madrigal Pharmaceuticals, Inc.	2,281	639,045
†MeiraGTx Holdings PLC	22,683	95,495
†Mersana Therapeutics, Inc.	83,849	168,536
†Ovid therapeutics, Inc.	103,518	79,626
†Protagonist Therapeutics, Inc.	23,365	809,597
†PTC Therapeutics, Inc.	5,849	178,862
†Recursion Pharmaceuticals, Inc. Class A	56,064	420,480
†Replimune Group, Inc.	15,361	138,249
†REVOLUTION Medicines, Inc.	20,932	812,371
†Sage Therapeutics, Inc.	7,416	80,538
†SpringWorks Therapeutics, Inc.	13,965	526,062
†Sutro Biopharma, Inc.	1,662	4,870
†Syndax Pharmaceuticals, Inc.	18,006	369,663
†Taysha Gene Therapies, Inc.	203,910	456,758
†Travere Therapeutics, Inc.	21,744	178,736
†Twist Bioscience Corp.	18,919	932,328
†Tyra Biosciences, Inc.	25,689	410,767
†Viking Therapeutics, Inc.	27,755	1,471,293
†Xencor, Inc.	4,930	93,325
†Y-mAbs Therapeutics, Inc.	461	5,569
		15,247,409
Broadline Retail–0.09%
†Savers Value Village, Inc.	12,742	155,962
		155,962
Building Products–1.72%
Apogee Enterprises, Inc.	2,842	178,577
†Gibraltar Industries, Inc.	2,389	163,766
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Griffon Corp.	17,980	$1,148,203
Quanex Building Products Corp.	7,032	194,435
†Resideo Technologies, Inc.	10,725	209,781
Simpson Manufacturing Co., Inc.	792	133,475
UFP Industries, Inc.	9,309	1,042,608
		3,070,845
Capital Markets–2.08%
†AssetMark Financial Holdings, Inc.	1,575	54,416
Brightsphere Investment Group, Inc.	6,257	138,718
†Donnelley Financial Solutions, Inc.	15,080	899,070
†Open Lending Corp. Class A	49,772	277,728
Perella Weinberg Partners	14,779	240,159
Piper Sandler Cos.	2,006	461,721
†StoneX Group, Inc.	2,790	210,115
Victory Capital Holdings, Inc. Class A	14,673	700,342
Virtus Investment Partners, Inc.	3,231	729,721
		3,711,990
Chemicals–1.39%
†Arcadium Lithium PLC	10,493	35,256
Avient Corp.	6,894	300,923
Cabot Corp.	6,577	604,361
†Ecovyst, Inc.	3,971	35,620
HB Fuller Co.	4,567	351,476
†Ingevity Corp.	2,368	103,505
Innospec, Inc.	1,774	219,249
Orion SA	27,145	595,561
Tronox Holdings PLC	14,278	224,022
		2,469,973
Commercial Services & Supplies–1.93%
ABM Industries, Inc.	25,257	1,277,246
Brink's Co.	4,565	467,456
MillerKnoll, Inc.	25,575	677,482
Tetra Tech, Inc.	4,564	933,247
†Viad Corp.	2,325	79,050
		3,434,481
Communications Equipment–0.15%
†Aviat Networks, Inc.	5,965	171,136
†Extreme Networks, Inc.	6,754	90,841
		261,977
Construction & Engineering–3.36%
†API Group Corp.	28,947	1,089,276
Arcosa, Inc.	8,745	729,420
Comfort Systems USA, Inc.	4,167	1,267,268
LVIP JPMorgan Small Cap Core Fund-2

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
†Construction Partners, Inc. Class A	5,709	$315,194
†IES Holdings, Inc.	2,413	336,203
†MYR Group, Inc.	7,661	1,039,674
†Northwest Pipe Co.	2,034	69,095
Primoris Services Corp.	9,980	497,902
†Sterling Infrastructure, Inc.	5,334	631,226
		5,975,258
Construction Materials–0.34%
†Knife River Corp.	3,676	257,835
†Summit Materials, Inc. Class A	9,707	355,373
		613,208
Consumer Finance–0.51%
†Enova International, Inc.	9,123	567,907
FirstCash Holdings, Inc.	1,774	186,057
†LendingClub Corp.	17,708	149,810
		903,774
Consumer Staples Distribution & Retail–0.88%
Andersons, Inc.	5,835	289,416
†Chefs' Warehouse, Inc.	13,568	530,644
†Sprouts Farmers Market, Inc.	8,859	741,144
		1,561,204
Containers & Packaging–0.14%
Greif, Inc. Class A	1,787	102,699
†O-I Glass, Inc.	13,226	147,205
		249,904
Diversified Consumer Services–1.31%
†Adtalem Global Education, Inc.	7,175	489,407
†Duolingo, Inc.	2,182	455,318
Laureate Education, Inc.	18,091	270,280
†OneSpaWorld Holdings Ltd.	28,276	434,602
Perdoceo Education Corp.	12,638	270,706
†Stride, Inc.	5,865	413,482
		2,333,795
Diversified REITs–0.59%
American Assets Trust, Inc.	6,090	136,294
Armada Hoffler Properties, Inc.	3,226	35,777
Broadstone Net Lease, Inc.	12,629	200,422
Empire State Realty Trust, Inc. Class A	16,110	151,112
Essential Properties Realty Trust, Inc.	18,966	525,548
		1,049,153
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services–0.39%
Iridium Communications, Inc.	2,901	$77,225
†Liberty Latin America Ltd. Class C	63,768	613,448
		690,673
Electric Utilities–0.67%
IDACORP, Inc.	4,616	429,981
Portland General Electric Co.	17,634	762,494
		1,192,475
Electrical Equipment–1.07%
Atkore, Inc.	7,629	1,029,381
†Bloom Energy Corp. Class A	6,351	77,736
†Enovix Corp.	30,443	470,649
†Thermon Group Holdings, Inc.	10,479	322,334
		1,900,100
Electronic Equipment, Instruments & Components–1.83%
Benchmark Electronics, Inc.	15,793	623,192
†Fabrinet	4,971	1,216,851
†Insight Enterprises, Inc.	4,920	975,931
†OSI Systems, Inc.	1,670	229,658
†ScanSource, Inc.	4,660	206,485
		3,252,117
Energy Equipment & Services–2.29%
ChampionX Corp.	5,977	198,496
Helmerich & Payne, Inc.	1,573	56,848
Liberty Energy, Inc.	42,722	892,463
Noble Corp. PLC	12,023	536,827
†Oceaneering International, Inc.	17,351	410,525
†Oil States International, Inc.	18,049	80,138
Patterson-UTI Energy, Inc.	56,656	586,956
Select Water Solutions, Inc.	23,145	247,651
†Valaris Ltd.	8,144	606,728
†Weatherford International PLC	3,724	456,004
		4,072,636
Entertainment–0.18%
†Lions Gate Entertainment Corp. Class A	19,608	184,707
†Vivid Seats, Inc. Class A	22,268	128,041
		312,748
Financial Services–3.40%
Cannae Holdings, Inc.	8,568	155,424
Enact Holdings, Inc.	19,393	594,589
Essent Group Ltd.	10,681	600,165
EVERTEC, Inc.	12,396	412,167
LVIP JPMorgan Small Cap Core Fund-3

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
Federal Agricultural Mortgage Corp. Class C	580	$104,876
†Flywire Corp.	21,893	358,826
†International Money Express, Inc.	10,205	212,672
Jackson Financial, Inc. Class A	7,805	579,599
Merchants Bancorp	9,594	388,941
†Mr Cooper Group, Inc.	9,404	763,887
†NMI Holdings, Inc. Class A	16,057	546,580
PennyMac Financial Services, Inc.	6,013	568,830
Radian Group, Inc.	18,017	560,329
†Remitly Global, Inc.	11,896	144,180
†Repay Holdings Corp.	6,091	64,321
		6,055,386
Food Products–1.22%
Cal-Maine Foods, Inc.	4,242	259,229
Dole PLC	25,476	311,826
Fresh Del Monte Produce, Inc.	2,798	61,136
†Freshpet, Inc.	3,686	476,932
John B Sanfilippo & Son, Inc.	2,393	232,528
†Simply Good Foods Co.	9,128	329,795
†SunOpta, Inc.	29,496	159,278
†Vital Farms, Inc.	7,170	335,341
		2,166,065
Gas Utilities–0.88%
Chesapeake Utilities Corp.	4,091	434,464
New Jersey Resources Corp.	5,772	246,695
Northwest Natural Holding Co.	4,406	159,101
ONE Gas, Inc.	11,413	728,720
		1,568,980
Ground Transportation–0.19%
ArcBest Corp.	3,178	340,300
		340,300
Health Care Equipment & Supplies–3.33%
†Alphatec Holdings, Inc.	15,638	163,417
†AngioDynamics, Inc.	23,385	141,479
†AtriCure, Inc.	15,324	348,928
Atrion Corp.	1,358	614,400
†Inmode Ltd.	8,098	147,708
†Inogen, Inc.	59,261	481,792
†Lantheus Holdings, Inc.	11,723	941,240
†Omnicell, Inc.	3,675	99,482
†PROCEPT BioRobotics Corp.	12,170	743,465
†Pulmonx Corp.	66,509	421,667
†RxSight, Inc.	11,435	688,044
†SI-BONE, Inc.	9,917	128,227
†TransMedics Group, Inc.	6,352	956,738
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Treace Medical Concepts, Inc.	7,925	$52,701
		5,929,288
Health Care Providers & Services–2.20%
†AMN Healthcare Services, Inc.	2,329	119,315
†Fulgent Genetics, Inc.	4,948	97,080
†HealthEquity, Inc.	10,813	932,080
†Hims & Hers Health, Inc.	40,291	813,475
National HealthCare Corp.	1,746	189,266
†NeoGenomics, Inc.	42,493	589,378
†OPKO Health, Inc.	75,328	94,160
†Option Care Health, Inc.	19,596	542,809
†Surgery Partners, Inc.	3,725	88,618
†Tenet Healthcare Corp.	3,390	450,972
		3,917,153
Health Care REITs–0.50%
CareTrust REIT, Inc.	9,784	245,579
Community Healthcare Trust, Inc.	7,364	172,244
Sabra Health Care REIT, Inc.	30,643	471,902
		889,725
Health Care Technology–0.36%
†Health Catalyst, Inc.	56,570	361,482
†OptimizeRx Corp.	7,543	75,430
†Veradigm, Inc.	20,791	197,515
		634,427
Hotel & Resort REITs–1.02%
Apple Hospitality REIT, Inc.	22,867	332,486
Chatham Lodging Trust	3,867	32,947
DiamondRock Hospitality Co.	23,530	198,829
Pebblebrook Hotel Trust	2,217	30,484
RLJ Lodging Trust	25,609	246,615
Ryman Hospitality Properties, Inc.	6,919	690,931
Xenia Hotels & Resorts, Inc.	19,640	281,441
		1,813,733
Hotels, Restaurants & Leisure–2.17%
†Accel Entertainment, Inc.	18,695	191,811
Boyd Gaming Corp.	4,763	262,441
†Cava Group, Inc.	4,446	412,367
†Dave & Buster's Entertainment, Inc.	6,433	256,098
†El Pollo Loco Holdings, Inc.	8,097	91,577
†Everi Holdings, Inc.	22,246	186,866
†Hilton Grand Vacations, Inc.	20,199	816,646
†Kura Sushi USA, Inc. Class A	1,441	90,913
†Light & Wonder, Inc.	2,638	276,673
†Shake Shack, Inc. Class A	4,615	415,350
†Sweetgreen, Inc. Class A	12,580	379,161
LVIP JPMorgan Small Cap Core Fund-4

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†United Parks & Resorts, Inc.	3,088	$167,709
Wingstop, Inc.	767	324,180
		3,871,792
Household Durables–2.29%
†Cavco Industries, Inc.	681	235,742
Century Communities, Inc.	2,894	236,324
†Green Brick Partners, Inc.	4,539	259,812
Installed Building Products, Inc.	2,200	452,496
KB Home	5,732	402,272
†Landsea Homes Corp.	13,885	127,603
†M/I Homes, Inc.	2,176	265,777
Meritage Homes Corp.	3,243	524,880
†Sonos, Inc.	36,379	536,954
†Taylor Morrison Home Corp.	11,110	615,938
†Tri Pointe Homes, Inc.	11,339	422,378
		4,080,176
Independent Power and Renewable Electricity Producers–0.26%
Clearway Energy, Inc. Class A	17,391	421,974
†Sunnova Energy International, Inc.	6,604	36,851
		458,825
Industrial REITs–0.67%
First Industrial Realty Trust, Inc.	2,500	118,775
Innovative Industrial Properties, Inc.	2,726	297,734
LXP Industrial Trust	49,517	451,595
Plymouth Industrial REIT, Inc.	14,872	317,963
		1,186,067
Insurance–1.08%
CNO Financial Group, Inc.	7,978	221,150
†Genworth Financial, Inc. Class A	17,004	102,704
†Oscar Health, Inc. Class A	48,592	768,725
†Palomar Holdings, Inc.	2,614	212,126
RLI Corp.	2,315	325,697
Selective Insurance Group, Inc.	2,450	229,884
†Skyward Specialty Insurance Group, Inc.	1,615	58,431
		1,918,717
Interactive Media & Services–0.76%
†Cargurus, Inc.	17,242	451,740
†QuinStreet, Inc.	11,638	193,075
Shutterstock, Inc.	5,693	220,319
†Yelp, Inc.	13,389	494,724
		1,359,858
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services–0.46%
†ASGN, Inc.	4,702	$414,575
Information Services Group, Inc.	26,339	77,437
†Unisys Corp.	78,527	324,317
		816,329
Leisure Products–0.24%
Acushnet Holdings Corp.	5,180	328,826
†JAKKS Pacific, Inc.	2,368	42,411
†Solo Brands, Inc. Class A	25,664	58,514
		429,751
Life Sciences Tools & Services–0.77%
†Adaptive Biotechnologies Corp.	2,313	8,373
†Medpace Holdings, Inc.	3,063	1,261,497
†OmniAb, Inc.	12,567	47,126
†Quanterix Corp.	4,344	57,384
		1,374,380
Machinery–2.20%
†Blue Bird Corp.	6,775	364,834
Mueller Industries, Inc.	21,902	1,247,100
Mueller Water Products, Inc. Class A	29,577	530,020
Terex Corp.	12,330	676,177
†Titan International, Inc.	25,082	185,857
Watts Water Technologies, Inc. Class A	4,978	912,816
		3,916,804
Marine Transportation–0.38%
Matson, Inc.	4,409	577,447
Safe Bulkers, Inc.	17,492	101,803
		679,250
Media–0.53%
Gray Television, Inc.	21,719	112,939
†Integral Ad Science Holding Corp.	4,268	41,485
John Wiley & Sons, Inc. Class A	5,087	207,041
†Magnite, Inc.	28,239	375,296
†Thryv Holdings, Inc.	12,120	215,978
		952,739
Metals & Mining–1.71%
Alpha Metallurgical Resources, Inc.	1,909	535,532
Arch Resources, Inc.	2,071	315,268
†ATI, Inc.	2,180	120,881
†Coeur Mining, Inc.	10,245	57,577
Commercial Metals Co.	19,027	1,046,295
†Constellium SE	15,424	290,742
Hecla Mining Co.	49,041	237,849
LVIP JPMorgan Small Cap Core Fund-5

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Olympic Steel, Inc.	1,941	$87,015
SunCoke Energy, Inc.	5,505	53,949
Warrior Met Coal, Inc.	4,790	300,668
		3,045,776
Mortgage Real Estate Investment Trusts (REITs)–0.64%
BrightSpire Capital, Inc.	43,237	246,451
KKR Real Estate Finance Trust, Inc.	3,538	32,019
Ladder Capital Corp.	46,536	525,391
MFA Financial, Inc.	14,228	151,386
Redwood Trust, Inc.	8,182	53,101
TPG RE Finance Trust, Inc.	15,650	135,216
		1,143,564
Multi-Utilities–0.47%
Northwestern Energy Group, Inc.	3,259	163,211
Unitil Corp.	12,902	668,194
		831,405
Office REITs–0.81%
Brandywine Realty Trust	11,868	53,169
City Office REIT, Inc.	7,376	36,733
COPT Defense Properties	26,705	668,426
Easterly Government Properties, Inc.	5,595	69,210
†Equity Commonwealth	7,164	138,982
Piedmont Office Realty Trust, Inc. Class A	7,805	56,586
SL Green Realty Corp.	7,535	426,782
		1,449,888
Oil, Gas & Consumable Fuels–3.46%
Chord Energy Corp.	1,273	213,457
Civitas Resources, Inc.	2,517	173,673
†CNX Resources Corp.	6,472	157,270
†CONSOL Energy, Inc.	833	84,991
CVR Energy, Inc.	5,391	144,317
Delek U.S. Holdings, Inc.	9,053	224,152
Dorian LPG Ltd.	5,661	237,536
Equitrans Midstream Corp.	10,098	131,072
†Green Plains, Inc.	3,779	59,935
†Gulfport Energy Corp.	653	98,603
International Seaways, Inc.	9,589	566,998
Magnolia Oil & Gas Corp. Class A	5,816	147,377
Matador Resources Co.	6,648	396,221
Murphy Oil Corp.	15,857	653,943
Ovintiv, Inc.	7,043	330,105
PBF Energy, Inc. Class A	6,242	287,257
Peabody Energy Corp.	2,388	52,823
Permian Resources Corp.	22,096	356,850
†REX American Resources Corp.	1,166	53,158
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Scorpio Tankers, Inc.	643	$52,269
SM Energy Co.	24,888	1,075,908
Teekay Tankers Ltd. Class A	5,436	374,051
†Uranium Energy Corp.	46,829	281,442
		6,153,408
Passenger Airlines–0.58%
†Blade Air Mobility, Inc.	37,537	130,629
†Joby Aviation, Inc.	11,544	58,874
†SkyWest, Inc.	10,372	851,230
		1,040,733
Personal Care Products–1.16%
†BellRing Brands, Inc.	4,573	261,301
Edgewell Personal Care Co.	3,864	155,294
†elf Beauty, Inc.	3,948	831,923
†Oddity Tech Ltd. Class A	19,037	747,393
†USANA Health Sciences, Inc.	1,634	73,922
		2,069,833
Pharmaceuticals–1.26%
†ANI Pharmaceuticals, Inc.	2,028	129,143
†Axsome Therapeutics, Inc.	10,277	827,298
†Esperion Therapeutics, Inc.	106,360	236,119
†Longboard Pharmaceuticals, Inc.	33,928	917,074
†Ventyx Biosciences, Inc.	59,822	138,189
		2,247,823
Professional Services–2.09%
Barrett Business Services, Inc.	10,132	332,026
†CACI International, Inc. Class A	1,889	812,515
†CBIZ, Inc.	7,630	565,383
†Huron Consulting Group, Inc.	5,286	520,671
KBR, Inc.	7,784	499,266
TriNet Group, Inc.	8,501	850,100
†TrueBlue, Inc.	4,229	43,559
†Upwork, Inc.	8,427	90,590
		3,714,110
Real Estate Management & Development–0.51%
†Anywhere Real Estate, Inc.	13,755	45,529
†Cushman & Wakefield PLC	27,334	284,274
DigitalBridge Group, Inc.	10,841	148,522
†Forestar Group, Inc.	7,033	224,986
Newmark Group, Inc. Class A	9,410	96,264
†Opendoor Technologies, Inc.	58,749	108,098
		907,673
Residential REITs–0.29%
Independence Realty Trust, Inc.	19,824	371,502
UMH Properties, Inc.	4,039	64,583
LVIP JPMorgan Small Cap Core Fund-6

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Residential REITs (continued)
Veris Residential, Inc.	4,886	$73,290
		509,375
Retail REITs–1.43%
Agree Realty Corp.	4,246	262,997
InvenTrust Properties Corp.	9,729	240,890
Kimco Realty Corp.	2,957	57,543
Kite Realty Group Trust	15,679	350,896
Macerich Co.	19,691	304,029
Phillips Edison & Co., Inc.	19,219	628,654
Retail Opportunity Investments Corp.	43,344	538,766
SITE Centers Corp.	11,573	167,809
		2,551,584
Semiconductors & Semiconductor Equipment–4.06%
†ACM Research, Inc. Class A	21,225	489,448
†Axcelis Technologies, Inc.	1,201	170,770
†Cirrus Logic, Inc.	1,809	230,937
†FormFactor, Inc.	14,000	847,420
†Impinj, Inc.	7,089	1,111,343
†MACOM Technology Solutions Holdings, Inc.	3,021	336,751
†MaxLinear, Inc.	30,504	614,351
†Onto Innovation, Inc.	1,877	412,114
†Rambus, Inc.	14,597	857,720
†Semtech Corp.	16,621	496,635
†SMART Global Holdings, Inc.	14,832	339,208
†Ultra Clean Holdings, Inc.	7,175	351,575
†Veeco Instruments, Inc.	20,619	963,113
		7,221,385
Software–5.94%
†Asana, Inc. Class A	17,716	247,847
†AvePoint, Inc.	85,751	893,525
†BlackLine, Inc.	6,351	307,706
†Box, Inc. Class A	27,621	730,299
†Braze, Inc. Class A	6,904	268,151
†Cleanspark, Inc.	2,120	33,814
†CommVault Systems, Inc.	8,813	1,071,396
†Domo, Inc. Class B	32,774	253,015
†Envestnet, Inc.	3,260	204,043
†Hut 8 Corp.	48,614	728,724
†LiveRamp Holdings, Inc.	17,792	550,485
†Marathon Digital Holdings, Inc.	47,750	947,838
†Ooma, Inc.	25,750	255,698
†Q2 Holdings, Inc.	4,813	290,368
†Qualys, Inc.	3,963	565,124
†Rapid7, Inc.	10,063	435,024
†Riot Platforms, Inc.	76,000	694,640
†Sprout Social, Inc. Class A	4,012	143,148
†SPS Commerce, Inc.	1,284	241,598
†Workiva, Inc.	6,997	510,711
†Xperi, Inc.	24,167	198,411
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Zeta Global Holdings Corp. Class A	50,531	$891,872
†Zuora, Inc. Class A	10,957	108,803
		10,572,240
Specialized REITs–0.25%
PotlatchDeltic Corp.	10,264	404,299
Uniti Group, Inc.	15,720	45,902
		450,201
Specialty Retail–2.59%
†Abercrombie & Fitch Co. Class A	5,355	952,333
Academy Sports & Outdoors, Inc.	5,328	283,716
†Asbury Automotive Group, Inc.	2,506	571,042
†Beyond, Inc.	7,415	96,988
†Boot Barn Holdings, Inc.	3,313	427,145
Buckle, Inc.	5,936	219,276
Caleres, Inc.	2,542	85,411
†EVgo, Inc.	17,978	44,046
Group 1 Automotive, Inc.	1,723	512,214
Haverty Furniture Cos., Inc.	1,959	49,543
†Lands' End, Inc.	2,865	38,935
†Petco Health & Wellness Co., Inc.	10,848	41,006
Signet Jewelers Ltd.	5,673	508,187
†Urban Outfitters, Inc.	10,160	417,068
†Valvoline, Inc.	8,458	365,386
		4,612,296
Technology Hardware, Storage & Peripherals–0.84%
†Super Micro Computer, Inc.	1,783	1,460,901
†Turtle Beach Corp.	2,101	30,128
		1,491,029
Textiles, Apparel & Luxury Goods–0.56%
†Crocs, Inc.	4,073	594,413
Steven Madden Ltd.	9,466	400,412
		994,825
Trading Companies & Distributors–2.56%
Applied Industrial Technologies, Inc.	4,478	868,732
†Beacon Roofing Supply, Inc.	6,410	580,105
†BlueLinx Holdings, Inc.	1,539	143,266
Boise Cascade Co.	3,302	393,664
†DNOW, Inc.	47,253	648,784
†GMS, Inc.	5,100	411,111
Herc Holdings, Inc.	2,960	394,538
†Hudson Technologies, Inc.	2,205	19,382
Rush Enterprises, Inc. Class A	15,775	660,499
LVIP JPMorgan Small Cap Core Fund-7

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
WESCO International, Inc.	2,776	$440,052
		4,560,133
Water Utilities–0.14%
American States Water Co.	2,208	160,234
Consolidated Water Co. Ltd.	3,383	89,785
		250,019
Wireless Telecommunication Services–0.08%
†Gogo, Inc.	9,003	86,609
Telephone & Data Systems, Inc.	2,943	61,008
		147,617
Total Common Stock (Cost $141,974,829)		173,331,483
	Number of Shares	Value (U.S. $)
RIGHTS–0.00%
=†Aduro Biotech, Inc.	20,960	$7,965
Total Rights (Cost $0)		7,965

MONEY MARKET FUND–0.90%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.25%)	1,602,738	1,602,738
Total Money Market Fund (Cost $1,602,738)		1,602,738

TOTAL INVESTMENTS–98.26% (Cost $143,577,567)	174,942,186
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.74%	3,095,664
NET ASSETS APPLICABLE TO 8,532,146 SHARES OUTSTANDING–100.00%	$178,037,850

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".

The following futures contracts were outstanding at June 30, 2024:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
40	E-mini Russell 2000 Index	$4,130,000	$4,137,195	9/20/24	$—	$(7,195)

[1]	See Note 6 in Notes to Financial Statements.
[2]
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Small Cap Core Fund-8

LVIP JPMorgan Small Cap Core Fund
Statement of Assets and Liabilities
June 30, 2024 (unaudited)
ASSETS:
Investments, at value	$174,942,186
Receivable for securities sold	10,536,810
Receivable for fund shares sold	771,642
Cash collateral held at broker for futures contracts	258,000
Dividends and interest receivable	165,997
Prepaid expenses	745
TOTAL ASSETS	186,675,380
LIABILITIES:
Payable for securities purchased	8,439,366
Due to manager and affiliates	102,310
Payable for fund shares redeemed	42,162
Payable for fund accounting fee	17,344
Payable for audit fee	16,491
Other accrued expenses payable	13,781
Variation margin due to broker on futures contracts	6,076
TOTAL LIABILITIES	8,637,530
TOTAL NET ASSETS	$178,037,850
Investments, at cost	$143,577,567
Standard Class:
Net Assets	$154,767,195
Shares Outstanding	7,403,756
Net Asset Value Per Share	$20.904
Service Class:
Net Assets	$23,270,655
Shares Outstanding	1,128,390
Net Asset Value Per Share	$20.623
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$140,505,063
Distributable earnings/(accumulated loss)	37,532,787
TOTAL NET ASSETS	$178,037,850
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Small Cap Core Fund-9

LVIP JPMorgan Small Cap Core Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$1,184,989
Foreign taxes withheld	(3,790)
1,181,199
EXPENSES:
Management fees	565,153
Accounting and administration expenses	25,970
Shareholder servicing fees	25,214
Professional fees	19,731
Distribution fees-Service Class	19,581
Custodian fees	7,261
Reports and statements to shareholders	4,047
Trustees’ fees and expenses	2,801
Pricing fees	2,491
Consulting fees	1,613
Other	3,886
Total operating expenses	677,748
NET INVESTMENT INCOME	503,451
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	9,789,171
Futures contracts	538,966
Net realized gain	10,328,137
Net change in unrealized appreciation (depreciation) of:
Investments	(1,866,821)
Futures contracts	(530,153)
Net change in unrealized appreciation (depreciation)	(2,396,974)
NET REALIZED AND UNREALIZED GAIN	7,931,163
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,434,614
See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Small Cap Core Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$503,451	$883,604
Net realized gain (loss)	10,328,137	(1,656,560)
Net change in unrealized appreciation (depreciation)	(2,396,974)	22,094,165
Net increase in net assets resulting from operations	8,434,614	21,321,209
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(3,714,222)
Service Class	—	(64,841)
	—	(3,779,063)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,695,307	11,815,990
Service Class	14,615,728	7,594,783
Reinvestment of dividends and distributions:
Standard Class	—	3,714,222
Service Class	—	64,841
	19,311,035	23,189,836
Cost of shares redeemed:
Standard Class	(30,680,866)	(24,571,341)
Service Class	(718,204)	(730,370)
	(31,399,070)	(25,301,711)
Decrease in net assets derived from capital share transactions	(12,088,035)	(2,111,875)
NET INCREASE (DECREASE) IN NET ASSETS	(3,653,421)	15,430,271
NET ASSETS:
Beginning of period	181,691,271	166,261,000
End of period	$178,037,850	$181,691,271
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Small Cap Core Fund-10

LVIP JPMorgan Small Cap Core Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Small Cap Core Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23[2]	12/31/22[2]	12/31/21[2]	12/31/20[2]	12/31/19[2]
Net asset value, beginning of period	$19.849	$17.960	$28.40	$24.11	$23.04	$21.10
Income (loss) from investment operations:
Net investment income[3]	0.062	0.098	0.11	0.09	0.15	0.15
Net realized and unrealized gain (loss)	0.993	2.208	(5.40)	5.04	2.38	4.69
Total from investment operations	1.055	2.306	(5.29)	5.13	2.53	4.84
Less dividends and distributions from:
Net investment income	—	(0.255)	(0.11)	(0.14)	(0.19)	(0.10)
Net realized gain	—	(0.162)	(5.04)	(0.70)	(1.27)	(2.80)
Total dividends and distributions	—	(0.417)	(5.15)	(0.84)	(1.46)	(2.90)
Net asset value, end of period	$20.904	$19.849	$17.96	$28.40	$24.11	$23.04
Total return[4]	5.30%	13.10%	(19.35% )	21.38%	13.69%	24.58%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$154,767	$172,897	$165,062	$218,952	$201,489	$198,542
Ratio of expenses to average net assets	0.76%	0.78%	0.83%	0.80%	0.84%	0.83%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.76%	0.78%	0.84%	0.80%	0.84%	0.84%
Ratio of net investment income to average net assets	0.60%	0.53%	0.50%	0.33%	0.76%	0.66%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.60%	0.53%	0.49%	0.33%	0.76%	0.65%
Portfolio turnover	35%	72%	69%	67%	95%	83%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust Small Cap Core Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust Small Cap Core Portfolio.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Small Cap Core Fund-11

LVIP JPMorgan Small Cap Core Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Small Cap Core Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23[2]	12/31/22[2]	12/31/21[2]	12/31/20[2]	12/31/19[2]
Net asset value, beginning of period	$19.608	$17.720	$28.06	$23.85	$22.79	$20.91
Income (loss) from investment operations:
Net investment income[3]	0.035	0.051	0.04	0.01	0.09	0.09
Net realized and unrealized gain (loss)	0.980	2.181	(5.32)	4.98	2.37	4.63
Total from investment operations	1.015	2.232	(5.28)	4.99	2.46	4.72
Less dividends and distributions from:
Net investment income	—	(0.182)	(0.02)	(0.08)	(0.13)	(0.04)
Net realized gain	—	(0.162)	(5.04)	(0.70)	(1.27)	(2.80)
Total dividends and distributions	—	(0.344)	(5.06)	(0.78)	(1.40)	(2.84)
Net asset value, end of period	$20.623	$19.608	$17.72	$28.06	$23.85	$22.79
Total return[4]	5.18%	12.80%	(19.56% )	21.01%	13.38%	24.20%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$23,271	$8,794	$1,199	$1,718	$1,450	$1,786
Ratio of expenses to average net assets	1.01%	1.03%	1.11%	1.09%	1.12%	1.11%
Ratio of net investment income to average net assets	0.35%	0.28%	0.22%	0.05%	0.46%	0.39%
Portfolio turnover	35%	72%	69%	67%	95%	83%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust Small Cap Core Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust Small Cap Core Portfolio.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Small Cap Core Fund-12

LVIP JPMorgan Small Cap Core Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Small Cap Core Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust Small Cap Core Portfolio, a former portfolio of JPMorgan Insurance Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on May 1, 2023. The Fund commenced on May 1, 2023. Pre-inception information for Standard Class shares and Service Class shares shown is that of the Predecessor Fund’s Standard Class shares and Service Class shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek capital growth over the long term.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP JPMorgan Small Cap Core Fund-13

LVIP JPMorgan Small Cap Core Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $8,649 for the six months ended June 30, 2024. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.82% of the Fund’s average daily net assets for the Standard Class and 1.07% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2024, no expense reimbursements were subject to recoupment.
J.P. Morgan Investment Management, Inc. (“JPMorgan”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays JPMorgan a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$7,421
Legal	1,129
LVIP JPMorgan Small Cap Core Fund-14

LVIP JPMorgan Small Cap Core Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$93,667
Distribution fees payable to LFD	4,464
Shareholder servicing fees payable to Lincoln Life	4,179
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$59,381,519
Sales	67,437,451
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$143,584,762
Aggregate unrealized appreciation of investments and derivatives	$42,704,316
Aggregate unrealized depreciation of investments and derivatives	(11,346,892)
Net unrealized appreciation of investments and derivatives	$31,357,424
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted
LVIP JPMorgan Small Cap Core Fund-15

LVIP JPMorgan Small Cap Core Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$173,331,483	$—	$—	$173,331,483
Rights	—	—	7,965	7,965
Money Market Fund	1,602,738	—	—	1,602,738
Total Investments	$174,934,221	$—	$7,965	$174,942,186
Derivatives:

Liabilities:
Futures Contract	$(7,195)	$—	$—	$(7,195)
During the six months ended June 30, 2024, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	229,012	636,563
Service Class	715,140	417,564
Shares reinvested:
Standard Class	—	207,292
Service Class	—	3,498
	944,152	1,264,917
Shares redeemed:
Standard Class	(1,535,936)	(1,322,751)
Service Class	(35,234)	(40,245)
	(1,571,170)	(1,362,996)
Net decrease	(627,018)	(98,079)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
LVIP JPMorgan Small Cap Core Fund-16

LVIP JPMorgan Small Cap Core Fund
Notes to Financial Statements (continued)
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2024, the Fund used futures contracts as a cash management tool.
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$—	Variation margin due to broker on futures contracts	$(7,195)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$538,966	$(530,153)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$4,910,500	$—
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
LVIP JPMorgan Small Cap Core Fund-17

LVIP JPMorgan Small Cap Core Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan Small Cap Core Fund-18

LVIP JPMorgan U.S. Equity Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP JPMorgan U.S. Equity Fund

LVIP JPMorgan U.S. Equity Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.36%
Aerospace & Defense–2.42%
Howmet Aerospace, Inc.	20,340	$1,578,994
Northrop Grumman Corp.	8,059	3,513,321
		5,092,315
Banks–3.82%
U.S. Bancorp	69,363	2,753,711
Wells Fargo & Co.	89,152	5,294,737
		8,048,448
Biotechnology–6.18%
AbbVie, Inc.	26,307	4,512,177
†Biogen, Inc.	4,624	1,071,936
†Regeneron Pharmaceuticals, Inc.	4,710	4,950,351
†Vertex Pharmaceuticals, Inc.	5,330	2,498,277
		13,032,741
Broadline Retail–4.33%
†Amazon.com, Inc.	47,192	9,119,854
		9,119,854
Building Products–2.26%
Carrier Global Corp.	33,633	2,121,570
Trane Technologies PLC	8,030	2,641,308
		4,762,878
Capital Markets–2.88%
Ameriprise Financial, Inc.	6,435	2,748,968
Morgan Stanley	34,112	3,315,345
		6,064,313
Construction Materials–1.87%
Vulcan Materials Co.	15,827	3,935,858
		3,935,858
Consumer Finance–2.04%
American Express Co.	18,555	4,296,410
		4,296,410
Electric Utilities–2.99%
NextEra Energy, Inc.	43,903	3,108,771
PG&E Corp.	182,406	3,184,809
		6,293,580
Electrical Equipment–1.65%
Eaton Corp. PLC	11,118	3,486,049
		3,486,049
Energy Equipment & Services–2.08%
Baker Hughes Co.	124,938	4,394,070
		4,394,070
Financial Services–3.15%
†Block, Inc.	14,894	960,514
†Corpay, Inc.	4,148	1,105,069
Mastercard, Inc. Class A	10,363	4,571,741
		6,637,324
Food Products–1.19%
Mondelez International, Inc. Class A	38,453	2,516,364
		2,516,364
Ground Transportation–2.06%
CSX Corp.	129,767	4,340,706
		4,340,706
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–2.44%
Medtronic PLC	25,109	$1,976,330
Stryker Corp.	9,309	3,167,387
		5,143,717
Health Care Providers & Services–2.33%
UnitedHealth Group, Inc.	9,632	4,905,192
		4,905,192
Hotels, Restaurants & Leisure–2.37%
Marriott International, Inc. Class A	6,563	1,586,737
McDonald's Corp.	13,361	3,404,917
		4,991,654
Industrial REITs–1.17%
Prologis, Inc.	22,045	2,475,874
		2,475,874
Insurance–1.09%
Travelers Cos., Inc.	11,262	2,290,015
		2,290,015
Interactive Media & Services–6.48%
Alphabet, Inc. Class A	37,907	6,904,760
Meta Platforms, Inc. Class A	13,384	6,748,480
		13,653,240
Life Sciences Tools & Services–1.00%
Danaher Corp.	8,407	2,100,489
		2,100,489
Machinery–1.54%
Deere & Co.	8,661	3,236,009
		3,236,009
Oil, Gas & Consumable Fuels–2.54%
Exxon Mobil Corp.	46,568	5,360,908
		5,360,908
Pharmaceuticals–1.02%
Eli Lilly & Co.	2,385	2,159,331
		2,159,331
Semiconductors & Semiconductor Equipment–12.95%
Analog Devices, Inc.	13,845	3,160,260
ASML Holding NV	510	521,592
Marvell Technology, Inc.	20,221	1,413,448
Micron Technology, Inc.	16,879	2,220,095
NVIDIA Corp.	124,096	15,330,820
NXP Semiconductors NV	17,258	4,643,955
		27,290,170
Software–12.76%
Intuit, Inc.	4,813	3,163,152
Microsoft Corp.	45,135	20,173,088
Oracle Corp.	25,144	3,550,333
		26,886,573
Specialty Retail–4.29%
†AutoZone, Inc.	753	2,231,967
Lowe's Cos., Inc.	22,240	4,903,031
TJX Cos., Inc.	17,270	1,901,427
		9,036,425
Technology Hardware, Storage & Peripherals–8.46%
Apple, Inc.	77,712	16,367,702
LVIP JPMorgan U.S. Equity Fund-1

LVIP JPMorgan U.S. Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
Seagate Technology Holdings PLC	14,263	$1,472,940
		17,840,642
Total Common Stock (Cost $127,491,363)		209,391,149

MONEY MARKET FUND–0.35%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.25%)	738,777	738,777
Total Money Market Fund (Cost $738,777)		738,777

TOTAL INVESTMENTS–99.71% (Cost $128,230,140)	$210,129,926
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	617,339
NET ASSETS APPLICABLE TO 4,861,686 SHARES OUTSTANDING–100.00%	$210,747,265
NET ASSET VALUE PER SHARE–LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS ($137,062,279 / 3,141,229 Shares)	$43.633
NET ASSET VALUE PER SHARE–LVIP JPMORGAN U.S. EQUITY FUND SERVICE CLASS ($73,684,986 / 1,720,457 Shares)	$42.829
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$115,828,988
Distributable earnings/(accumulated loss)	94,918,277
TOTAL NET ASSETS	$210,747,265

†Non-income producing.

★Includes $1,038,200 payable for securities purchased, $103,132 payable for fund shares redeemed, $5,472 other accrued expenses payable,
$112,186 due to manager and affiliates, $7 due to custodian, $16,491 payable for audit fee and $16,607 payable for fund accounting fee as of
June 30, 2024.

Summary of Abbreviations:
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan U.S. Equity Fund-2

LVIP JPMorgan U.S. Equity Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$1,278,249
Foreign taxes withheld	(5,733)
1,272,516
EXPENSES:
Management fees	513,817
Distribution fees-Service Class	69,434
Shareholder servicing fees	27,092
Accounting and administration expenses	25,662
Professional fees	19,717
Reports and statements to shareholders	4,230
Custodian fees	3,540
Trustees’ fees and expenses	2,663
Consulting fees	1,612
Pricing fees	327
Other	3,137
Total operating expenses	671,231
NET INVESTMENT INCOME	601,285
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	7,091,095
Futures contracts	121,325
Net realized gain	7,212,420
Net change in unrealized appreciation (depreciation) of investments	19,800,812
NET REALIZED AND UNREALIZED GAIN	27,013,232
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,614,517
See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan U.S. Equity Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$601,285	$1,182,534
Net realized gain	7,212,420	7,745,055
Net change in unrealized appreciation (depreciation)	19,800,812	23,279,036
Net increase in net assets resulting from operations	27,614,517	32,206,625
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(7,064,907)
Service Class	—	(1,174,462)
	—	(8,239,369)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,171,477	12,643,860
Service Class	32,022,764	24,713,928
Reinvestment of dividends and distributions:
Standard Class	—	7,064,907
Service Class	—	1,174,462
	38,194,241	45,597,157
Cost of shares redeemed:
Standard Class	(13,588,827)	(19,848,061)
Service Class	(5,671,692)	(4,980,326)
	(19,260,519)	(24,828,387)
Increase in net assets derived from capital share transactions	18,933,722	20,768,770
NET INCREASE IN NET ASSETS	46,548,239	44,736,026
NET ASSETS:
Beginning of period	164,199,026	119,463,000
End of period	$210,747,265	$164,199,026
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan U.S. Equity Fund-3

LVIP JPMorgan U.S. Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan U.S. Equity Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23[2]	12/31/22[2]	12/31/21[2]	12/31/20[2]	12/31/19[2]
Net asset value, beginning of period	$37.626	$31.600	$45.86	$37.40	$32.27	$26.63
Income (loss) from investment operations:
Net investment income[3]	0.145	0.318	0.26	0.20	0.30	0.26
Net realized and unrealized gain (loss)	5.862	7.901	(8.55)	10.44	7.16	7.81
Total from investment operations	6.007	8.219	(8.29)	10.64	7.46	8.07
Less dividends and distributions from:
Net investment income	—	(0.549)	(0.21)	(0.31)	(0.26)	(0.26)
Net realized gain	—	(1.644)	(5.76)	(1.87)	(2.07)	(2.17)
Total dividends and distributions	—	(2.193)	(5.97)	(2.18)	(2.33)	(2.43)
Net asset value, end of period	$43.633	$37.626	$31.60	$45.86	$37.40	$32.27
Total return[4]	15.97%	27.16%	(18.67% )	29.34%	25.26%	31.75%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$137,062	$125,043	$105,316	$143,135	$121,611	$101,127
Ratio of expenses to average net assets[5]	0.64%	0.69%	0.77%	0.74%	0.76%	0.78%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.64%	0.69%	0.77%	0.74%	0.76%	0.79%
Ratio of net investment income to average net assets	0.72%	0.93%	0.73%	0.48%	0.94%	0.88%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.72%	0.93%	0.73%	0.48%	0.94%	0.87%
Portfolio turnover	30%	65%	48%	48%	66%	69%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust U.S. Equity Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust U.S. Equity Portfolio.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan U.S. Equity Fund-4

LVIP JPMorgan U.S. Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan U.S. Equity Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23[2]	12/31/22[2]	12/31/21[2]	12/31/20[2]	12/31/19[2]
Net asset value, beginning of period	$36.977	$31.050	$45.14	$36.85	$31.83	$26.29
Income (loss) from investment operations:
Net investment income[3]	0.093	0.230	0.17	0.10	0.22	0.19
Net realized and unrealized gain (loss)	5.759	7.760	(8.41)	10.28	7.05	7.71
Total from investment operations	5.852	7.990	(8.24)	10.38	7.27	7.90
Less dividends and distributions from:
Net investment income	—	(0.419)	(0.09)	(0.22)	(0.18)	(0.19)
Net realized gain	—	(1.644)	(5.76)	(1.87)	(2.07)	(2.17)
Total dividends and distributions	—	(2.063)	(5.85)	(2.09)	(2.25)	(2.36)
Net asset value, end of period	$42.829	$36.977	$31.05	$45.14	$36.85	$31.83
Total return[4]	15.83%	26.84%	(18.87% )	29.01%	24.95%	31.44%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$73,685	$39,156	$14,147	$17,139	$18,556	$17,054
Ratio of expenses to average net assets[5]	0.89%	0.94%	1.02%	0.99%	1.01%	1.03%
Ratio of net investment income to average net assets	0.47%	0.68%	0.49%	0.23%	0.69%	0.64%
Portfolio turnover	30%	65%	48%	48%	66%	69%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust U.S. Equity Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust U.S. Equity Portfolio.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan U.S. Equity Fund-5

LVIP JPMorgan U.S. Equity Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan U.S. Equity Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust U.S. Equity Portfolio, a former portfolio of JPMorgan Insurance Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on May 1, 2023. The Fund commenced on May 1, 2023. Pre-inception information for Standard Class shares and Service Class shares shown is that of the Predecessor Fund’s Standard Class shares and Service Class shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek to provide high total return from a portfolio of selected equity securities..
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as
LVIP JPMorgan U.S. Equity Fund-6

LVIP JPMorgan U.S. Equity Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
dividend income.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $581 for the six months ended June 30, 2024. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.55% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.75% of the Fund’s average daily net assets for the Standard Class and 1.00% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2024, no expense reimbursements were subject to recoupment.
J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$7,623
Legal	1,160
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$92,927
Distribution fees payable to LFD	14,359
Shareholder servicing fees payable to Lincoln Life	4,900
LVIP JPMorgan U.S. Equity Fund-7

LVIP JPMorgan U.S. Equity Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$75,052,249
Sales	54,993,344
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$128,230,140
Aggregate unrealized appreciation of investments	$82,900,822
Aggregate unrealized depreciation of investments	(1,001,036)
Net unrealized appreciation of investments	$81,899,786
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$209,391,149	$—	$—	$209,391,149
Money Market Fund	738,777	—	—	738,777
Total Investments	$210,129,926	$—	$—	$210,129,926
There were no Level 3 investments at the beginning or end of the period.
LVIP JPMorgan U.S. Equity Fund-8

LVIP JPMorgan U.S. Equity Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	151,748	360,763
Service Class	802,302	714,053
Shares reinvested:
Standard Class	—	215,691
Service Class	—	35,783
	954,050	1,326,290
Shares redeemed:
Standard Class	(333,835)	(586,443)
Service Class	(140,772)	(146,573)
	(474,607)	(733,016)
Net increase	479,443	593,274
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.   No futures contracts were outstanding at June 30, 2024.
During the six months ended June 30, 2024, the Fund used futures contracts as a cash management tool.
LVIP JPMorgan U.S. Equity Fund-9

LVIP JPMorgan U.S. Equity Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$121,325	$—
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$709,114	$—
7. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan U.S. Equity Fund-10

LVIP Loomis Sayles Global Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP Loomis Sayles Global Growth Fund

LVIP Loomis Sayles Global Growth Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–99.18%
Brazil–1.55%
Ambev SA ADR	1,995,196	$4,090,152
		4,090,152
Canada–3.15%
†Shopify, Inc. Class A	125,740	8,305,127
		8,305,127
China–7.56%
Alibaba Group Holding Ltd. ADR	31,883	2,295,576
†Baidu, Inc. ADR	30,918	2,673,789
Tencent Holdings Ltd.	144,600	6,895,722
†Trip.com Group Ltd. ADR	129,881	6,104,407
Yum China Holdings, Inc.	62,939	1,941,039
		19,910,533
Denmark–3.70%
Novo Nordisk AS Class B	67,544	9,753,478
		9,753,478
France–0.64%
Sodexo SA	18,659	1,678,561
		1,678,561
Hong Kong–0.16%
Budweiser Brewing Co. APAC Ltd.	346,813	408,587
		408,587
Japan–1.64%
FANUC Corp.	157,900	4,327,063
		4,327,063
Netherlands–5.03%
†Adyen NV	6,355	7,576,317
NXP Semiconductors NV	19,127	5,146,884
†Pluxee NV	18,659	523,451
		13,246,652
Switzerland–6.81%
†CRISPR Therapeutics AG	71,518	3,862,687
Nestle SA	20,708	2,114,016
Novartis AG	82,666	8,848,561
Roche Holding AG	11,237	3,120,520
		17,945,784
United Kingdom–5.80%
†ARM Holdings PLC ADR	39,526	6,467,244
Experian PLC	132,487	6,173,193
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Reckitt Benckiser Group PLC	13,866	$750,549
Unilever PLC	34,703	1,905,831
		15,296,817
United States–57.09%
†Alnylam Pharmaceuticals, Inc.	26,376	6,409,368
Alphabet, Inc. Class A	84,245	15,345,227
†Amazon.com, Inc.	89,037	17,206,400
†Autodesk, Inc.	9,287	2,298,068
†Block, Inc.	36,149	2,331,249
†Boeing Co.	53,558	9,748,091
Deere & Co.	4,045	1,511,333
†Doximity, Inc. Class A	86,902	2,430,649
Expeditors International of Washington, Inc.	13,611	1,698,517
Meta Platforms, Inc. Class A	38,122	19,221,875
Microsoft Corp.	25,248	11,284,594
†Netflix, Inc.	16,893	11,400,748
Oracle Corp.	75,022	10,593,106
QUALCOMM, Inc.	22,920	4,565,206
Salesforce, Inc.	21,341	5,486,771
SEI Investments Co.	28,997	1,875,816
†Tesla, Inc.	52,167	10,322,806
†Under Armour, Inc. Class A	163,233	1,088,764
†Vertex Pharmaceuticals, Inc.	11,122	5,213,104
Visa, Inc. Class A	33,883	8,893,271
Yum! Brands, Inc.	11,478	1,520,376
		150,445,339
Uruguay–6.05%
†MercadoLibre, Inc.	9,702	15,944,267
		15,944,267
Total Common Stock (Cost $149,628,149)		261,352,360

MONEY MARKET FUND–0.61%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 5.25%)	1,609,676	1,609,676
Total Money Market Fund (Cost $1,609,676)		1,609,676

TOTAL INVESTMENTS–99.79% (Cost $151,237,825)	262,962,036
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.21%	551,617
NET ASSETS APPLICABLE TO 15,746,529 SHARES OUTSTANDING–100.00%	$263,513,653
LVIP Loomis Sayles Global Growth Fund-1

LVIP Loomis Sayles Global Growth Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP LOOMIS SAYLES GLOBAL GROWTH FUND STANDARD CLASS ($259,365,428 / 15,495,520 Shares)	$16.738
NET ASSET VALUE PER SHARE–LVIP LOOMIS SAYLES GLOBAL GROWTH FUND SERVICE CLASS ($4,148,225 / 251,009 Shares)	$16.526
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$145,712,448
Distributable earnings/(accumulated loss)	117,801,205
TOTAL NET ASSETS	$263,513,653

ΔSecurities have been classified by country of origin.
†Non-income producing.

★Includes $22 payable for securities purchased, $91,734 payable for fund shares redeemed, $5,597 other accrued expenses payable, $153,141 due to manager and affiliates, $15,888 payable for audit fee, $19,467 payable for fund accounting fee and $13,390 Payable for custodian fee as of June 30, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund-2

LVIP Loomis Sayles Global Growth Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$1,311,590
Foreign taxes withheld	(146,285)
1,165,305
EXPENSES:
Management fees	873,774
Shareholder servicing fees	37,264
Accounting and administration expenses	31,896
Professional fees	22,344
Custodian fees	16,342
Distribution fees-Service Class	7,123
Trustees’ fees and expenses	4,122
Reports and statements to shareholders	2,473
Pricing fees	1,216
Consulting fees	1,197
Other	6,131
1,003,882
Less:
Expenses reimbursed	(7,338)
Total operating expenses	996,544
NET INVESTMENT INCOME	168,761
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	10,135,253
Foreign currencies	(2,790)
Net realized gain	10,132,463
Net change in unrealized appreciation (depreciation) of:
Investments	15,749,406
Foreign currencies	(38,943)
Net change in unrealized appreciation (depreciation)	15,710,463
NET REALIZED AND UNREALIZED GAIN	25,842,926
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,011,687
See accompanying notes, which are an integral part of the financial statements.

LVIP Loomis Sayles Global Growth Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$168,761	$566,246
Net realized gain	10,132,463	5,945,208
Net change in unrealized appreciation (depreciation)	15,710,463	75,252,537
Net increase in net assets resulting from operations	26,011,687	81,763,991
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(7,295,279)
Service Class	—	(113,914)
	—	(7,409,193)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	7,863,682	4,368,556
Service Class	484,495	3,538,844
Reinvestment of dividends and distributions:
Standard Class	—	7,295,279
Service Class	—	113,914
	8,348,177	15,316,593
Cost of shares redeemed:
Standard Class	(31,706,348)	(78,873,216)
Service Class	(893,801)	(1,760,806)
	(32,600,149)	(80,634,022)
Decrease in net assets derived from capital share transactions	(24,251,972)	(65,317,429)
NET INCREASE IN NET ASSETS	1,759,715	9,037,369
NET ASSETS:
Beginning of period	261,753,938	252,716,569
End of period	$263,513,653	$261,753,938
See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund-3

LVIP Loomis Sayles Global Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Loomis Sayles Global Growth Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$15.155	$11.408	$16.534	$15.735	$12.220	$9.370
Income (loss) from investment operations:
Net investment income[2]	0.011	0.030	0.040	0.005	0.024	0.061
Net realized and unrealized gain (loss)	1.572	4.127	(4.324)	0.960	4.207	2.806
Total from investment operations	1.583	4.157	(4.284)	0.965	4.231	2.867
Less dividends and distributions from:
Net investment income	—	(0.057)	(0.045)	—	(0.040)	(0.014)
Net realized gain	—	(0.353)	(0.797)	(0.166)	(0.676)	(0.003)
Total dividends and distributions	—	(0.410)	(0.842)	(0.166)	(0.716)	(0.017)
Net asset value, end of period	$16.738	$15.155	$11.408	$16.534	$15.735	$12.220
Total return[3]	10.45%	36.85%	(25.74% )	6.12%	34.77%	30.61%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$259,365	$257,593	$251,064	$334,283	$340,368	$358,653
Ratio of expenses to average net assets	0.77%	0.77%	0.77%	0.77% [4]	0.77%	0.77%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.78%	0.78%	0.77%	0.76%	0.77%	0.86%
Ratio of net investment income to average net assets	0.14%	0.22%	0.31%	0.03% [4]	0.18%	0.54%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.13%	0.21%	0.31%	0.04%	0.18%	0.45%
Portfolio turnover	5%	5%	42%	18%	26%	23%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements/recoupments by the manager. Performance would have been lower had the waivers/reimbursements/recoupments not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]
The Fund recouped previously waived expenses during the year ended December 31, 2021, which increased the Ratio of expenses to average net assets and decreased
Ratio of net investment income to average net assets by 0.01%.

See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund-4

LVIP Loomis Sayles Global Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Loomis Sayles Global Growth Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$14.989	$11.295	$16.379	$15.644	$12.174	$9.363
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.017)	(0.018)	(0.006)	(0.054)	(0.023)	0.021
Net realized and unrealized gain (loss)	1.554	4.082	(4.281)	0.955	4.183	2.801
Total from investment operations	1.537	4.064	(4.287)	0.901	4.160	2.822
Less dividends and distributions from:
Net investment income	—	(0.017)	—	—	(0.014)	(0.008)
Net realized gain	—	(0.353)	(0.797)	(0.166)	(0.676)	(0.003)
Total dividends and distributions	—	(0.370)	(0.797)	(0.166)	(0.690)	(0.011)
Net asset value, end of period	$16.526	$14.989	$11.295	$16.379	$15.644	$12.174
Total return[3]	10.25%	36.38%	(26.00% )	5.75%	34.32%	30.14%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,148	$4,161	$1,653	$2,705	$3,191	$626
Ratio of expenses to average net assets	1.12%	1.12%	1.12%	1.12% [4]	1.12%	1.12%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	1.13%	1.13%	1.12%	1.11%	1.12%	1.21%
Ratio of net investment (loss) to average net assets	(0.21% )	(0.13% )	(0.04% )	(0.32% )[4]	(0.17% )	0.19%
Ratio of net investment (loss) to average net assets prior to expenses waived/reimbursed	(0.22% )	(0.14% )	(0.04% )	(0.31% )	(0.17% )	0.10%
Portfolio turnover	5%	5%	42%	18%	26%	23%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements/recoupments by the manager. Performance would have been lower had the waivers/reimbursements/recoupments not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]
The Fund recouped previously waived expenses during the year ended December 31, 2021, which increased the Ratio of expenses to average net assets and decreased
Ratio of net investment income to average net assets by 0.01%.

See accompanying notes, which are an integral part of the financial statements.
LVIP Loomis Sayles Global Growth Fund-5

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Loomis Sayles Global Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in
LVIP Loomis Sayles Global Growth Fund-6

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2024, the value and cost of foreign currency held by the LVIP Loomis Sayles Global Growth Fund is $39,102 and $39,120 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $1,601 for the six months ended June 30, 2024. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.68% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses (excluding Underlying Fund fees and expenses) exceed 0.77% of the average daily net assets for the Standard Class and 1.12% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	Total
LFI	$13,931	$15,010	$28,941
Loomis, Sayles & Company, L.P. ("Loomis Sayles") is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays Loomis Sayles a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
LVIP Loomis Sayles Global Growth Fund-7

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Administrative	$10,964
Legal	1,668
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $72 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Funds had expense reimbursement receivable due from and liabilities payable to affiliates as follows:
Management fees payable to LFI	$145,766
Distribution fees payable to LFD	1,169
Shareholder servicing fees payable to Lincoln Life	6,206
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$12,964,507
Sales	36,937,380
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$151,237,825
Aggregate unrealized appreciation of investments	$119,511,167
Aggregate unrealized depreciation of investments	(7,786,956)
Net unrealized appreciation of investments	$111,724,211
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted
LVIP Loomis Sayles Global Growth Fund-8

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Brazil	$4,090,152	$—	$—	$4,090,152
Canada	8,305,127	—	—	8,305,127
China	19,910,533	—	—	19,910,533
Denmark	9,753,478	—	—	9,753,478
France	1,678,561	—	—	1,678,561
Hong Kong	408,587	—	—	408,587
Japan	4,327,063	—	—	4,327,063
Netherlands	13,246,652	—	—	13,246,652
Switzerland	17,945,784	—	—	17,945,784
United Kingdom	15,296,817	—	—	15,296,817
United States	150,445,339	—	—	150,445,339
Uruguay	15,944,267	—	—	15,944,267
Money Market Fund	1,609,676	—	—	1,609,676
Total Investments	$262,962,036	$—	$—	$262,962,036
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	487,532	313,635
Service Class	30,934	255,045
Shares reinvested:
Standard Class	—	534,708
Service Class	—	8,524
	518,466	1,111,912
Shares redeemed:
Standard Class	(1,989,055)	(5,859,204)
Service Class	(57,502)	(132,325)
	(2,046,557)	(5,991,529)
Net decrease	(1,528,091)	(4,879,617)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
LVIP Loomis Sayles Global Growth Fund-9

LVIP Loomis Sayles Global Growth Fund
Notes to Financial Statements (continued)
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund currently invests a significant portion of its assets in companies located in China, and therefore the Fund has more exposure to the risks specific to China. China is a developing market and may be subject to considerable degrees of economic, political and social instability. In the past couple of decades, the Chinese government has reformed economic and market practices and expanded the sphere of private ownership in China. Nevertheless, in general the Chinese markets continue to experience, among other things, inefficiency, volatility and pricing anomalies that result from government influence, unavailability of consistently reliable economic data, a lack of publicly available information, and/or political and social instability. Internal social unrest or confrontations with neighboring countries could also disrupt economic developments in China. Reduction in spending on Chinese products and services, institutions of tariffs or other trade barriers, or a downturn in any of the economies of China's key trading partners may adversely impact the Chinese economy. In addition, from time to time, China has experienced outbreaks of infectious illnesses, diseases or public health emergencies, and could again in the future. Any of these events could reduce consumer demand and/or economic output, result in closure of markets, impose restrictions on travel or quarantines, and could generally significantly impact the Chinese economy, which would adversely affect the Fund's investments in securities of issuers located in China.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Loomis Sayles Global Growth Fund-10

LVIP Macquarie Bond Fund
(formerly, LVIP Delaware Bond Fund)
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP Macquarie Bond Fund

LVIP Macquarie Bond Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.30%
•Fannie Mae Connecticut Avenue Securities
Series 2019-R01 2M2 7.90% (SOFR30A + 2.56%) 7/25/31	32,916	$32,975
Series 2022-R02 2M2 8.34% (SOFR30A + 3.00%) 1/25/42	4,565,000	4,691,650
Series 2023-R08 1M1 6.84% (SOFR30A + 1.50%) 10/25/43	12,535,298	12,616,598
Series 2024-R04 1A1 6.32% (SOFR30A + 1.00%) 5/25/44	17,412,066	17,420,176
Fannie Mae REMIC Trust Series 2004-W11 1A2 6.50% 5/25/44	41,498	42,047
Fannie Mae REMICS
Series 2013-44 Z 3.00% 5/25/43	205,702	150,811
Series 2017-40 GZ 3.50% 5/25/47	2,841,227	2,561,280
Freddie Mac REMICs Series 4676 KZ 2.50% 7/15/45	2,240,169	1,897,966
•Freddie Mac STACR REMIC Trust
Series 2017-HQA2 M2AS 6.50% (SOFR30A + 1.16%) 12/25/29	376,845	377,812
Series 2021-DNA5 M2 6.99% (SOFR30A + 1.65%) 1/25/34	9,174,324	9,235,270
Series 2021-HQA2 M2 7.39% (SOFR30A + 2.05%) 12/25/33	24,400,533	24,946,990
Series 2022-DNA1 M2 7.84% (SOFR30A + 2.50%) 1/25/42	11,550,000	11,769,313
♦Freddie Mac Structured Pass Through Certificates Series T-58 2A 6.50% 9/25/43	156,346	161,476
GNMA
Series 2013-113 LY 3.00% 5/20/43	2,816,801	2,518,279
Series 2017-163 ZK 3.50% 11/20/47	660,436	594,279
Total Agency Collateralized Mortgage Obligations (Cost $88,575,525)		89,016,922
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.04%
•FREMF Mortgage Trust Series 2017-K71 B 3.88% 11/25/50	2,990,000	2,824,297
Total Agency Commercial Mortgage-Backed Security (Cost $2,952,379)		2,824,297
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES–29.50%
Fannie Mae S.F. 15 yr
2.00% 3/1/37	30,652,680	$27,136,632
2.50% 8/1/36	28,150,681	25,462,898
3.00% 11/1/33	10,561,411	9,971,683
5.50% 10/1/38	18,918,876	18,959,809
Fannie Mae S.F. 20 yr
2.00% 3/1/41	13,964,526	11,727,121
2.00% 5/1/41	6,360,928	5,320,397
2.50% 5/1/40	3,137,162	2,740,276
3.00% 12/1/37	8,521,102	7,771,606
3.00% 1/1/38	10,984,229	10,068,322
3.00% 10/1/47	47,370	40,467
4.00% 9/1/42	27,232,739	25,396,608
4.50% 12/1/40	9,661,947	9,464,462
Fannie Mae S.F. 30 yr
2.00% 6/1/50	26,464,680	20,923,411
2.00% 11/1/50	16,735,239	13,277,124
2.00% 12/1/50	5,096,344	4,043,024
2.00% 1/1/51	5,144,660	4,097,200
2.00% 2/1/51	19,513,220	15,512,004
2.00% 3/1/51	1,974,076	1,550,642
2.00% 4/1/51	19,649,845	15,448,260
2.00% 8/1/51	7,270,901	5,767,823
2.00% 9/1/51	48,498,145	38,072,413
2.00% 1/1/52	18,938,982	15,075,105
2.50% 8/1/50	25,927,868	21,640,186
2.50% 1/1/51	44,656,584	37,385,547
2.50% 6/1/51	7,381,428	6,147,021
2.50% 7/1/51	1,098,956	908,994
2.50% 8/1/51	38,160,902	31,658,726
2.50% 12/1/51	2,464,121	2,020,235
2.50% 2/1/52	73,376,911	60,099,949
3.00% 6/1/45	454,477	398,885
3.00% 4/1/46	2,049,364	1,805,893
3.00% 8/1/46	1,184,944	1,036,199
3.00% 4/1/47	19,481	16,945
3.00% 12/1/47	2,367,613	2,064,088
3.00% 2/1/48	21,130,989	18,470,586
3.00% 3/1/48	16,340,699	14,246,891
3.00% 11/1/48	3,031,449	2,646,174
3.00% 11/1/49	1,323,201	1,155,347
3.00% 12/1/49	18,352,664	15,860,611
3.00% 2/1/50	1,010,498	844,912
3.00% 5/1/51	2,381,341	2,058,752
3.00% 7/1/51	8,161,314	7,032,793
3.00% 12/1/51	12,092,339	10,427,383
3.00% 6/1/52	37,297,403	31,990,199
3.50% 1/1/48	9,685,185	8,778,630
3.50% 2/1/48	13,377,882	12,056,037
3.50% 3/1/50	2,696,898	2,426,020
3.50% 8/1/50	30,051,989	27,125,997
3.50% 9/1/50	6,260,590	5,638,140
3.50% 3/1/52	21,826,589	19,533,530
3.50% 5/1/52	13,990,466	12,508,616
3.50% 6/1/52	4,215,777	3,766,352
LVIP Macquarie Bond Fund-1

LVIP Macquarie Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.50% 9/1/52	31,340,188	$28,009,761
4.00% 3/1/47	14,976,435	14,012,864
4.00% 6/1/48	11,177,700	10,439,490
4.00% 10/1/48	11,010,324	10,313,004
4.00% 1/1/50	2,967,849	2,812,305
4.00% 8/1/51	8,829,569	8,297,860
4.00% 9/1/52	12,176,853	11,155,223
4.50% 7/1/40	886,070	858,347
4.50% 8/1/41	2,098,564	2,038,443
4.50% 2/1/44	8,993,703	8,736,341
4.50% 2/1/46	26,715,828	25,860,576
4.50% 5/1/46	3,374,001	3,277,474
4.50% 12/1/48	2,836,767	2,707,804
4.50% 1/1/49	4,364,053	4,172,399
4.50% 2/1/49	2,402,233	2,304,293
4.50% 1/1/50	7,542,018	7,257,225
4.50% 4/1/50	14,823,067	14,208,801
4.50% 6/1/52	21,371,117	20,178,418
4.50% 9/1/52	32,713,406	30,887,666
4.50% 10/1/52	56,492,494	53,335,310
4.50% 12/1/52	11,681,546	11,028,737
4.50% 2/1/53	20,792,521	19,611,963
5.00% 7/1/47	19,763,316	19,542,833
5.00% 1/1/51	19,000,739	18,679,982
5.00% 8/1/53	50,665,559	49,126,180
5.00% 9/1/53	10,578,912	10,227,631
5.50% 5/1/44	21,304,562	21,382,453
5.50% 8/1/52	11,048,426	11,016,880
5.50% 11/1/52	9,945,757	9,883,431
5.50% 7/1/53	11,087,921	10,937,140
6.00% 1/1/42	16,262,871	16,626,792
6.00% 5/1/53	14,802,901	14,929,409
6.00% 7/1/53	14,015,810	14,303,639
6.00% 9/1/53	20,953,772	21,018,296
6.50% 9/1/53	10,673,794	10,936,650
Freddie Mac S.F. 15 yr 4.50% 5/1/38	4,713,895	4,611,607
Freddie Mac S.F. 20 yr
2.00% 3/1/41	15,666,520	13,232,603
2.00% 5/1/42	13,726,992	11,473,474
2.00% 8/1/42	20,871,906	17,462,802
2.50% 2/1/42	5,176,072	4,465,206
2.50% 3/1/42	16,977,735	14,634,520
2.50% 9/1/42	24,478,211	21,110,843
3.00% 5/1/40	675,082	604,877
3.00% 4/1/42	6,054,097	5,354,395
5.00% 11/1/42	13,327,001	13,069,525
5.50% 6/1/43	2,262,295	2,259,516
5.50% 7/1/43	24,384,143	24,428,766
Freddie Mac S.F. 30 yr
2.00% 12/1/50	6,311,314	4,970,744
2.00% 3/1/52	16,599,192	13,004,598
2.50% 7/1/50	2,006,221	1,661,506
2.50% 3/1/51	3,183,891	2,645,140
2.50% 5/1/51	4,101,382	3,410,502
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
2.50% 11/1/51	16,959,670	$14,129,619
2.50% 12/1/51	23,432,287	19,457,741
2.50% 5/1/52	18,664,498	15,251,736
3.00% 1/1/47	54,453,080	47,515,552
3.00% 8/1/48	4,493,534	3,911,375
3.00% 1/1/50	2,691,826	2,333,255
3.00% 7/1/50	3,817,178	3,311,789
3.00% 12/1/50	1,758,181	1,524,271
3.00% 8/1/51	6,469,387	5,558,967
3.00% 8/1/52	17,929,007	15,441,059
3.50% 2/1/47	9,996,205	9,075,846
3.50% 7/1/47	60,525,000	54,782,710
3.50% 11/1/48	18,022,387	16,281,200
3.50% 2/1/49	39,142,826	35,069,545
3.50% 6/1/52	4,336,864	3,857,737
4.00% 10/1/47	6,991,978	6,474,989
4.00% 9/1/49	6,629,454	6,183,113
4.00% 9/1/52	73,096,000	67,160,380
4.50% 1/1/49	4,504,997	4,305,589
4.50% 3/1/49	2,147,842	2,054,435
4.50% 8/1/49	6,743,200	6,474,067
4.50% 10/1/52	21,997,539	20,754,679
4.50% 11/1/52	31,937,131	30,125,625
5.00% 10/1/48	2,687,983	2,647,989
5.00% 7/1/52	14,029,111	13,653,632
5.00% 9/1/52	27,637,410	26,931,059
5.00% 11/1/52	2,948,235	2,854,132
5.00% 6/1/53	19,414,979	18,765,650
5.50% 9/1/41	7,908,980	7,948,092
5.50% 9/1/52	13,851,218	13,822,932
5.50% 11/1/52	2,880,606	2,858,775
5.50% 3/1/53	24,356,214	24,216,067
5.50% 9/1/53	26,961,071	26,827,490
5.50% 2/1/54	22,680,771	22,428,348
6.00% 1/1/53	8,734,892	8,877,544
GNMA I S.F. 30 yr
3.00% 8/15/45	3,200,842	2,822,714
3.00% 3/15/50	1,714,860	1,497,000
5.50% 10/15/42	9,836,029	10,014,343
GNMA II S.F. 30 yr
3.00% 8/20/50	3,649,488	3,245,463
3.00% 12/20/51	14,388,952	12,545,769
5.00% 9/20/52	7,455,380	7,266,413
5.50% 4/20/53	12,866,060	12,651,780
5.50% 5/20/53	21,476,950	21,322,176
5.50% 7/20/53	13,409,401	13,371,889
5.50% 2/20/54	16,580,429	16,550,368
6.00% 5/20/53	21,201,752	21,528,007
Total Agency Mortgage-Backed Securities (Cost $2,120,120,847)		2,013,776,080
LVIP Macquarie Bond Fund-2

LVIP Macquarie Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–28.90%
Aerospace & Defense–0.13%
Northrop Grumman Corp. 5.20% 6/1/54	9,850,000	$9,222,682
		9,222,682
Auto Manufacturers–0.63%
Ford Motor Credit Co. LLC
5.80% 3/5/27	7,100,000	7,100,160
5.80% 3/8/29	5,830,000	5,809,522
6.13% 3/8/34	4,785,000	4,732,882
6.80% 11/7/28	3,405,000	3,518,365
General Motors Co.
5.40% 4/1/48	6,455,000	5,775,418
5.95% 4/1/49	2,152,000	2,088,612
General Motors Financial Co., Inc.
5.60% 6/18/31	3,040,000	3,017,250
5.95% 4/4/34	2,995,000	2,997,559
Hyundai Capital America
5.28% 6/24/27	3,835,000	3,818,079
5.40% 6/24/31	4,465,000	4,427,611
		43,285,458
Auto Parts & Equipment–0.13%
Aptiv PLC 3.10% 12/1/51	14,023,000	8,563,245
		8,563,245
Banks–8.55%
μBanco de Credito del Peru SA 3.13% 7/1/30	7,440,000	7,158,182
Banco Santander SA 5.59% 8/8/28	4,200,000	4,238,857
μBangkok Bank PCL 3.73% 9/25/34	11,340,000	10,032,634
μBank Leumi Le-Israel BM 7.13% 7/18/33	4,260,000	4,147,370
μBank of America Corp.
2.48% 9/21/36	26,285,000	20,950,928
5.47% 1/23/35	5,920,000	5,914,012
5.82% 9/15/29	12,710,000	12,976,073
6.20% 11/10/28	22,420,000	23,088,746
μBank of Montreal 7.70% 5/26/84	8,305,000	8,482,644
μBank of New York Mellon Corp. 4.70% 9/20/25	21,135,000	20,762,289
μBarclays PLC
6.22% 5/9/34	4,196,000	4,299,349
7.39% 11/2/28	4,335,000	4,567,449
μBBVA Bancomer SA 5.88% 9/13/34	3,475,000	3,221,810
BPCE SA 5.13% 1/18/28	10,570,000	10,444,576
Citibank NA
5.44% 4/30/26	4,880,000	4,896,963
5.49% 12/4/26	12,355,000	12,421,710
μCitigroup, Inc. 5.61% 9/29/26	4,320,000	4,317,602
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μCitizens Bank NA 6.06% 10/24/25	10,270,000	$10,264,303
μCredit Agricole SA 6.32% 10/3/29	12,851,000	13,198,278
μDeutsche Bank AG
3.73% 1/14/32	8,262,000	6,965,904
6.72% 1/18/29	15,077,000	15,559,196
6.82% 11/20/29	11,163,000	11,609,376
7.15% 7/13/27	5,515,000	5,649,225
μFifth Third Bank NA 5.85% 10/27/25	13,250,000	13,238,363
μGoldman Sachs Group, Inc.
5.73% 4/25/30	5,780,000	5,882,630
5.85% 4/25/35	6,270,000	6,422,531
6.48% 10/24/29	8,840,000	9,229,357
μHuntington Bancshares, Inc. 6.21% 8/21/29	8,210,000	8,382,679
μHuntington National Bank 4.55% 5/17/28	3,340,000	3,253,612
μING Groep NV 6.08% 9/11/27	4,515,000	4,565,109
μJPMorgan Chase & Co.
1.76% 11/19/31	29,840,000	24,273,257
5.01% 1/23/30	6,455,000	6,405,494
5.57% 4/22/28	6,940,000	6,996,194
5.77% 4/22/35	7,165,000	7,351,347
6.25% 10/23/34	4,064,000	4,310,315
μLloyds Banking Group PLC 5.72% 6/5/30	4,850,000	4,889,411
μMorgan Stanley
2.48% 9/16/36	20,963,000	16,584,273
5.16% 4/20/29	12,870,000	12,828,232
5.83% 4/19/35	14,661,000	15,028,625
6.14% 10/16/26	23,885,000	24,041,885
6.30% 10/18/28	12,237,000	12,625,586
6.41% 11/1/29	7,724,000	8,058,929
6.63% 11/1/34	7,630,000	8,240,426
μNBK SPC Ltd. 5.50% 6/6/30	4,975,000	5,021,914
PNC Bank NA 4.05% 7/26/28	7,075,000	6,726,205
μPNC Financial Services Group, Inc.
5.68% 1/22/35	5,300,000	5,328,436
6.88% 10/20/34	7,745,000	8,441,022
Popular, Inc. 7.25% 3/13/28	17,270,000	17,731,627
Shinhan Bank Co. Ltd. 5.75% 4/15/34	4,295,000	4,238,975
State Street Corp. 4.99% 3/18/27	7,870,000	7,860,483
SVB Financial Group
‡1.80% 10/28/26	2,432,000	1,477,318
‡1.80% 2/2/31	4,000,000	2,440,000
μ‡4.00% 5/15/26	11,000,000	82,500
μ‡4.57% 4/29/33	5,384,000	3,230,400
Toronto-Dominion Bank 4.11% 6/8/27	3,806,000	3,693,664
LVIP Macquarie Bond Fund-3

LVIP Macquarie Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Truist Bank
μ2.64% 9/17/29	21,981,000	$21,509,425
3.30% 5/15/26	7,220,000	6,918,058
μTruist Financial Corp.
1.89% 6/7/29	13,720,000	12,010,993
4.95% 9/1/25	7,095,000	6,949,738
U.S. Bancorp
μ2.49% 11/3/36	4,690,000	3,692,370
3.95% 11/17/25	6,220,000	6,102,380
μ4.65% 2/1/29	16,232,000	15,882,826
μ5.38% 1/23/30	2,500,000	2,506,698
μ5.68% 1/23/35	5,565,000	5,586,344
μ5.73% 10/21/26	1,384,000	1,386,359
μ6.79% 10/26/27	3,755,000	3,866,186
μUBS Group AG 5.70% 2/8/35	3,295,000	3,291,640
		583,751,292
Biotechnology–0.85%
Amgen, Inc.
5.15% 3/2/28	3,745,000	3,744,450
5.25% 3/2/33	42,025,000	41,902,527
Royalty Pharma PLC
1.75% 9/2/27	6,895,000	6,194,078
5.90% 9/2/54	6,313,000	6,073,407
		57,914,462
Chemicals–0.47%
Celanese U.S. Holdings LLC 6.17% 7/15/27	10,125,000	10,276,022
LYB International Finance III LLC
3.63% 4/1/51	6,445,000	4,430,987
5.50% 3/1/34	11,405,000	11,284,249
OCP SA
5.13% 6/23/51	4,285,000	3,219,171
7.50% 5/2/54	3,125,000	3,187,953
		32,398,382
Commercial Services–0.13%
ERAC USA Finance LLC
4.90% 5/1/33	3,490,000	3,396,639
5.00% 2/15/29	3,650,000	3,640,284
Movida Europe SA 7.85% 4/11/29	1,795,000	1,689,185
		8,726,108
Computers–0.06%
Apple, Inc. 1.40% 8/5/28	5,015,000	4,414,394
		4,414,394
Diversified Financial Services–1.88%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	7,150,000	6,669,760
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (continued)
3.00% 10/29/28	20,435,000	$18,570,727
6.50% 7/15/25	3,035,000	3,058,210
Air Lease Corp.
2.88% 1/15/26	22,595,000	21,678,127
3.00% 2/1/30	9,220,000	8,165,731
3.38% 7/1/25	3,290,000	3,214,809
μ4.13% 12/15/26	3,560,000	3,218,110
4.63% 10/1/28	3,303,000	3,202,859
5.10% 3/1/29	2,389,000	2,363,787
Aviation Capital Group LLC
3.50% 11/1/27	15,880,000	14,864,955
5.38% 7/15/29	7,005,000	6,923,381
BOC Aviation USA Corp. 5.25% 1/14/30	5,625,000	5,598,730
Jefferies Financial Group, Inc.
2.63% 10/15/31	5,925,000	4,781,487
5.88% 7/21/28	10,766,000	10,874,115
6.05% 3/12/25	7,945,000	7,939,740
6.45% 6/8/27	1,766,000	1,807,945
6.50% 1/20/43	5,130,000	5,359,078
		128,291,551
Electric–4.13%
AEP Texas, Inc.
3.45% 1/15/50	1,805,000	1,197,680
4.15% 5/1/49	1,530,000	1,144,672
5.40% 6/1/33	2,525,000	2,458,162
AES Andes SA
6.30% 3/15/29	4,000,000	4,026,116
μ8.15% 6/10/55	2,350,000	2,350,000
Alfa Desarrollo SpA 4.55% 9/27/51	4,165,386	3,128,357
Appalachian Power Co. 3.70% 5/1/50	2,410,000	1,666,120
Atlantic City Electric Co. 4.00% 10/15/28	1,695,000	1,625,310
Berkshire Hathaway Energy Co. 2.85% 5/15/51	21,640,000	13,188,842
Constellation Energy Generation LLC 5.75% 3/15/54	8,055,000	7,806,297
DTE Energy Co. 5.10% 3/1/29	7,080,000	7,022,066
Duke Energy Carolinas LLC 4.95% 1/15/33	28,195,000	27,712,191
μDuke Energy Corp. 4.88% 9/16/24	7,100,000	7,038,575
Duke Energy Indiana LLC
2.75% 4/1/50	11,495,000	6,954,340
3.25% 10/1/49	4,095,000	2,739,662
Enel Finance America LLC 2.88% 7/12/41	11,800,000	7,719,140
LVIP Macquarie Bond Fund-4

LVIP Macquarie Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Enel Finance International NV
1.88% 7/12/28	3,695,000	$3,252,572
2.25% 7/12/31	1,709,000	1,393,860
Engie SA
5.25% 4/10/29	5,085,000	5,069,700
5.63% 4/10/34	4,520,000	4,496,515
Entergy Arkansas LLC 4.20% 4/1/49	10,450,000	8,309,640
Entergy Texas, Inc. 3.55% 9/30/49	3,560,000	2,544,599
Evergy Kansas Central, Inc. 3.45% 4/15/50	5,975,000	4,116,760
Evergy Metro, Inc. 3.65% 8/15/25	10,103,000	9,900,826
Exelon Corp. 5.45% 3/15/34	13,150,000	13,056,476
Infraestructura Energetica Nova SAPI de CV 3.75% 1/14/28	7,096,000	6,613,554
Louisville Gas & Electric Co. 4.25% 4/1/49	2,505,000	1,979,942
NextEra Energy Capital Holdings, Inc.
5.55% 3/15/54	13,405,000	12,821,233
5.75% 9/1/25	16,660,000	16,696,104
Oglethorpe Power Corp.
3.75% 8/1/50	8,178,000	5,797,025
5.05% 10/1/48	6,185,000	5,437,779
6.20% 12/1/53	1,740,000	1,784,153
Pacific Gas & Electric Co. 3.30% 8/1/40	21,588,000	15,373,784
PacifiCorp
5.10% 2/15/29	1,750,000	1,748,812
5.45% 2/15/34	2,985,000	2,948,713
5.80% 1/15/55	2,780,000	2,691,755
Southern California Edison Co.
4.00% 4/1/47	3,505,000	2,682,410
4.88% 3/1/49	11,850,000	10,253,205
5.20% 6/1/34	6,655,000	6,498,247
Southwestern Electric Power Co. 4.10% 9/15/28	17,845,000	17,023,987
Vistra Operations Co. LLC
6.00% 4/15/34	3,055,000	3,062,302
6.95% 10/15/33	17,605,000	18,842,385
		282,173,868
Electronics–0.16%
Amphenol Corp.
2.20% 9/15/31	3,705,000	3,041,680
5.05% 4/5/27	3,470,000	3,467,083
5.25% 4/5/34	4,303,000	4,289,514
		10,798,277
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Engineering & Construction–0.19%
Cellnex Finance Co. SA 3.88% 7/7/41	16,510,000	$13,039,950
		13,039,950
Food–0.11%
Bimbo Bakeries USA, Inc. 6.40% 1/15/34	6,980,000	7,379,263
		7,379,263
Gas–0.25%
Atmos Energy Corp. 2.85% 2/15/52	4,815,000	2,977,364
Brooklyn Union Gas Co. 3.87% 3/4/29	14,885,000	13,920,256
		16,897,620
Health Care Services–1.46%
Elevance Health, Inc.
5.15% 6/15/29	17,060,000	17,105,684
5.38% 6/15/34	18,454,000	18,541,667
HCA, Inc.
3.50% 7/15/51	21,169,000	14,148,889
5.45% 4/1/31	4,800,000	4,796,553
6.00% 4/1/54	6,800,000	6,718,618
UnitedHealth Group, Inc.
4.50% 4/15/33	18,730,000	17,900,117
4.90% 4/15/31	20,585,000	20,394,028
		99,605,556
Insurance–0.95%
Aon Corp./Aon Global Holdings PLC
2.90% 8/23/51	12,560,000	7,663,136
5.00% 9/12/32	12,325,000	11,988,231
Aon North America, Inc.
5.30% 3/1/31	11,400,000	11,366,870
5.75% 3/1/54	1,905,000	1,863,195
Athene Holding Ltd.
3.45% 5/15/52	12,375,000	7,908,612
3.95% 5/25/51	5,515,000	3,944,043
6.25% 4/1/54	3,865,000	3,867,497
New York Life Global Funding 5.45% 9/18/26	9,745,000	9,791,265
Prudential Financial, Inc. 3.70% 3/13/51	8,920,000	6,468,178
		64,861,027
Iron & Steel–0.29%
CSN Resources SA 8.88% 12/5/30	6,190,000	6,150,136
Vale Overseas Ltd. 6.13% 6/12/33	13,475,000	13,578,744
		19,728,880
LVIP Macquarie Bond Fund-5

LVIP Macquarie Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media–0.38%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.85% 4/1/61	7,510,000	$4,385,226
Comcast Corp. 2.80% 1/15/51	1,245,000	769,113
Time Warner Cable LLC
6.75% 6/15/39	6,015,000	5,818,708
7.30% 7/1/38	14,595,000	14,769,589
		25,742,636
Mining–0.13%
Freeport-McMoRan, Inc. 5.45% 3/15/43	9,634,000	9,150,654
		9,150,654
Miscellaneous Manufacturing–0.14%
Teledyne Technologies, Inc. 2.25% 4/1/28	10,470,000	9,410,403
		9,410,403
Office Business Equipment–0.35%
CDW LLC/CDW Finance Corp.
2.67% 12/1/26	2,635,000	2,461,488
3.28% 12/1/28	23,485,000	21,318,037
		23,779,525
Oil & Gas–1.76%
BP Capital Markets America, Inc.
2.72% 1/12/32	7,265,000	6,171,498
2.94% 6/4/51	10,410,000	6,608,632
4.81% 2/13/33	16,583,000	16,076,413
5.23% 11/17/34	5,030,000	4,992,361
μBP Capital Markets PLC 4.88% 3/22/30	5,850,000	5,515,154
ConocoPhillips Co. 5.05% 9/15/33	16,550,000	16,404,304
Diamondback Energy, Inc.
5.20% 4/18/27	3,555,000	3,555,750
5.40% 4/18/34	10,509,000	10,404,411
5.75% 4/18/54	12,682,000	12,294,460
Ecopetrol SA 8.38% 1/19/36	6,730,000	6,610,518
Eni SpA
5.50% 5/15/34	5,515,000	5,464,264
5.95% 5/15/54	5,930,000	5,824,321
Occidental Petroleum Corp. 6.13% 1/1/31	9,132,000	9,346,876
Petroleos Mexicanos 6.75% 9/21/47	7,932,000	5,217,620
TotalEnergies Capital SA 5.49% 4/5/54	5,960,000	5,877,516
		120,364,098
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals–0.80%
AbbVie, Inc.
4.05% 11/21/39	21,570,000	$18,735,657
4.95% 3/15/31	9,490,000	9,465,316
5.35% 3/15/44	3,800,000	3,756,060
Cardinal Health, Inc. 5.13% 2/15/29	8,310,000	8,290,230
Takeda Pharmaceutical Co. Ltd. 3.18% 7/9/50	21,445,000	14,211,410
		54,458,673
Pipelines–2.15%
Cheniere Energy Partners LP
4.50% 10/1/29	8,470,000	8,068,879
5.75% 8/15/34	8,305,000	8,338,087
Enbridge, Inc.
5.25% 4/5/27	6,810,000	6,809,547
μ5.75% 7/15/80	2,980,000	2,812,085
Energy Transfer LP
5.95% 5/15/54	5,450,000	5,307,038
6.05% 9/1/54	12,285,000	12,114,285
6.10% 12/1/28	6,520,000	6,718,534
μ6.50% 11/15/26	15,980,000	15,761,881
Enterprise Products Operating LLC
3.20% 2/15/52	11,315,000	7,518,550
3.30% 2/15/53	16,872,000	11,363,206
5.35% 1/31/33	5,635,000	5,682,304
Kinder Morgan, Inc.
5.00% 2/1/29	2,615,000	2,585,950
5.20% 6/1/33	18,870,000	18,310,098
ONEOK, Inc.
5.65% 11/1/28	9,345,000	9,485,441
6.05% 9/1/33	1,999,000	2,058,139
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	11,805,000	11,562,619
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	14,002,000	12,235,492
		146,732,135
Real Estate Investment Trusts–0.80%
American Tower Corp.
2.30% 9/15/31	21,520,000	17,557,330
5.20% 2/15/29	5,090,000	5,072,424
5.45% 2/15/34	4,435,000	4,396,256
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332 4.38% 7/22/31	6,000,000	4,798,754
Extra Space Storage LP 5.40% 2/1/34	11,580,000	11,334,777
VICI Properties LP 4.95% 2/15/30	11,785,000	11,369,463
		54,529,004
LVIP Macquarie Bond Fund-6

LVIP Macquarie Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail–0.27%
CK Hutchison International 23 Ltd. 4.88% 4/21/33	6,925,000	$6,681,457
Home Depot, Inc.
4.85% 6/25/31	2,085,000	2,068,632
4.88% 6/25/27	2,605,000	2,599,692
4.95% 6/25/34	6,830,000	6,758,807
		18,108,588
Semiconductors–0.32%
Broadcom, Inc.
3.14% 11/15/35	3,000	2,402
3.47% 4/15/34	18,997,000	16,194,827
Entegris, Inc. 4.75% 4/15/29	5,905,000	5,649,653
		21,846,882
Software–0.44%
Oracle Corp.
3.60% 4/1/50	26,756,000	18,725,836
4.65% 5/6/30	8,980,000	8,799,295
Workday, Inc.
3.50% 4/1/27	960,000	918,336
3.70% 4/1/29	1,465,000	1,374,275
		29,817,742
Telecommunications–0.99%
AT&T, Inc. 3.50% 9/15/53	20,149,000	13,677,903
Millicom International Cellular SA 7.38% 4/2/32	5,500,000	5,484,533
Rogers Communications, Inc.
5.00% 2/15/29	9,965,000	9,842,176
5.30% 2/15/34	11,015,000	10,808,525
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 9/20/29	881,250	875,737
T-Mobile USA, Inc.
3.00% 2/15/41	6,441,000	4,608,805
3.75% 4/15/27	13,240,000	12,725,762
5.75% 1/15/34	3,335,000	3,428,514
Turk Telekomunikasyon AS 7.38% 5/20/29	2,565,000	2,574,170
Verizon Communications, Inc. 2.88% 11/20/50	5,390,000	3,390,563
		67,416,688
Total Corporate Bonds (Cost $2,096,019,185)		1,972,409,043
LOAN AGREEMENT–0.21%
∞Ardonagh Midco 3 PLC 0.00% 2/17/31	14,525,000	14,452,375
Total Loan Agreement (Cost $14,452,375)		14,452,375
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES–4.65%
•Apex Credit CLO Ltd. Series 2018-1A A2 6.62% (TSFR03M + 1.29%) 4/25/31	6,450,131	$6,449,034
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A A 3.35% 9/22/25	2,935,000	2,925,146
•Black Diamond CLO DAC Series 2017-2A A2 6.89% (TSFR03M + 1.56%) 1/20/32	1,486,038	1,486,652
•Catamaran CLO Ltd. Series 2014-1A A1BR 6.98% (TSFR03M + 1.65%) 4/22/30	11,150,000	11,137,635
φCiticorp Residential Mortgage Trust Series 2006-3 A5 4.58% 11/25/36	421,581	416,520
DataBank Issuer LLC Series 2021-1A A2 2.06% 2/27/51	8,500,000	7,889,036
Diamond Infrastructure Funding LLC Series 2021-1A A 1.76% 4/15/49	26,305,000	23,732,929
Domino's Pizza Master Issuer LLC Series 2021-1A A2I 2.66% 4/25/51	42,790,000	37,976,664
Ford Credit Auto Owner Trust
Series 2021-A B 0.70% 10/15/26	1,420,000	1,368,760
Series 2024-B A3 5.10% 4/15/29	22,000,000	21,983,496
Ford Credit Floorplan Master Owner Trust A Series 2020-2 A 1.06% 9/15/27	5,372,000	5,093,741
Frontier Issuer LLC Series 2024-1 A2 6.19% 6/20/54	7,000,000	6,998,685
GMF Floorplan Owner Revolving Trust Series 2024-1 A1 5.13% 3/15/29	29,000,000	28,987,858
•ICG US CLO Ltd. Series 2014-1A A1A2 6.79% (TSFR03M + 1.46%) 10/20/34	4,000,000	4,003,544
JPMorgan Chase Bank NA Series 2021-3 B 0.76% 2/26/29	944,340	922,494
•KKR CLO 41 Ltd. Series 2022-41A A1 6.66% (TSFR03M + 1.33%) 4/15/35	5,600,000	5,601,098
•Midocean Credit CLO IX Series 2018-9A A1 6.74% (TSFR03M + 1.41%) 7/20/31	4,541,467	4,541,467
•MKS CLO Ltd. Series 2017-2A A 6.78% (TSFR03M + 1.45%) 1/20/31	3,278,950	3,279,520
•Oaktree CLO Ltd. Series 2019-2A A1AR 6.71% (TSFR03M + 1.38%) 4/15/31	5,582,715	5,586,600
LVIP Macquarie Bond Fund-7

LVIP Macquarie Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Octagon Investment Partners 51 Ltd. Series 2021-1A A 6.74% (TSFR03M + 1.41%) 7/20/34	11,000,000	$11,007,590
•Regatta XIX Funding Ltd. Series 2022-1A A1 6.64% (TSFR03M + 1.32%) 4/20/35	3,000,000	3,002,103
•Signal Peak CLO 5 Ltd. Series 2018-5A A1R 6.88% (TSFR03M + 1.55%) 4/25/37	4,000,000	4,008,316
•Steele Creek CLO Ltd. Series 2017-1A A 6.84% (TSFR03M + 1.51%) 10/15/30	3,754,549	3,756,013
•TICP CLO IX Ltd. Series 2017-9A A 6.73% (TSFR03M + 1.40%) 1/20/31	3,899,562	3,903,524
Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	28,575,000	28,688,045
•Venture 34 CLO Ltd.
Series 2018-34A A 6.82% (TSFR03M + 1.49%) 10/15/31	7,349,030	7,352,079
Series 2018-34A AR 1.00% (1.28% minus TSFR03M) 10/15/31	7,500,000	7,500,000
•Venture 42 CLO Ltd. Series 2021-42A A1A 6.72% (TSFR03M + 1.39%) 4/15/34	15,000,000	15,000,000
Verizon Master Trust Series 2024-3 A1A 5.34% 4/22/30	17,000,000	17,148,764
Volkswagen Auto Lease Trust Series 2024-A A3 5.21% 6/21/27	34,000,000	33,962,733
•Zais CLO 17 Ltd. Series 2021-17A A1A 6.92% (TSFR03M + 1.59%) 10/20/33	2,000,000	2,000,206
Total Non-Agency Asset-Backed Securities (Cost $326,031,203)		317,710,252
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.98%
•Agate Bay Mortgage Trust
Series 2015-1 B1 3.63% 1/25/45	639,644	607,858
Series 2015-1 B2 3.63% 1/25/45	361,439	343,477
•GS Mortgage-Backed Securities Trust
Series 2021-PJ7 A2 2.50% 1/25/52	10,456,999	8,320,667
Series 2021-PJ8 A2 2.50% 1/25/52	14,601,503	11,618,461
Series 2021-PJ9 A2 2.50% 2/26/52	16,242,249	12,924,008
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•JP Morgan Mortgage Trust
Series 2014-2 B1 3.41% 6/25/29	588,553	$544,726
Series 2014-2 B2 3.41% 6/25/29	219,277	202,949
Series 2015-1 B2 6.65% 12/25/44	1,128,440	1,126,128
Series 2015-4 B1 3.53% 6/25/45	1,468,079	1,331,875
Series 2015-4 B2 3.53% 6/25/45	1,051,367	953,824
Series 2015-5 B2 6.79% 5/25/45	946,377	943,414
Series 2015-6 B1 3.51% 10/25/45	1,036,940	963,983
Series 2015-6 B2 3.51% 10/25/45	878,580	816,765
Series 2015-6 B3 3.51% 10/25/45	1,581,415	1,397,260
Series 2016-4 B1 3.80% 10/25/46	1,002,801	917,226
Series 2016-4 B2 3.80% 10/25/46	1,839,071	1,682,133
Series 2017-1 B3 3.45% 1/25/47	3,816,837	3,351,747
Series 2017-2 A3 3.50% 5/25/47	305,690	268,308
Series 2020-2 A3 3.50% 7/25/50	429,372	372,073
Series 2020-7 A3 3.00% 1/25/51	1,915,977	1,599,641
Series 2021-1 A3 2.50% 6/25/51	3,343,591	2,668,865
Series 2021-10 A3 2.50% 12/25/51	6,910,063	5,506,996
Series 2021-11 A3 2.50% 1/25/52	11,808,942	9,411,173
Series 2021-12 A3 2.50% 2/25/52	15,301,168	12,194,314
Series 2021-13 A3 2.50% 4/25/52	15,515,161	12,364,856
•Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 2.50% 12/25/50	4,657,177	3,725,789
Series 2021-1 A2 2.50% 3/25/51	3,239,321	2,577,537
Series 2021-4 A3 2.50% 7/25/51	3,308,752	2,632,784
Series 2021-5 A3 2.50% 8/25/51	10,495,113	8,350,994
•New Residential Mortgage Loan Trust Series 2018-RPL1 A1 3.50% 12/25/57	615,642	580,902
•RCKT Mortgage Trust
Series 2021-1 A1 2.50% 3/25/51	3,380,814	2,694,350
LVIP Macquarie Bond Fund-8

LVIP Macquarie Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•RCKT Mortgage Trust (continued)
Series 2021-4 A1 2.50% 9/25/51	15,833,272	$12,618,375
Series 2021-6 A1 2.50% 12/25/51	7,107,028	5,663,968
•Sequoia Mortgage Trust
Series 2013-4 B2 3.44% 4/25/43	360,429	337,684
Series 2015-1 B2 3.93% 1/25/45	596,837	564,540
Series 2020-4 A2 2.50% 11/25/50	2,668,389	2,132,747
•Towd Point Mortgage Trust Series 2018-1 A1 3.00% 1/25/58	476,977	462,984
•Wells Fargo Mortgage-Backed Securities Trust Series 2020-1 A1 3.00% 12/25/49	676,669	565,016
Total Non-Agency Collateralized Mortgage Obligations (Cost $168,669,700)		135,340,397
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–8.75%
BANK
•Series 2017-BNK5 B 3.90% 6/15/60	4,085,000	3,754,241
Series 2017-BNK7 A5 3.44% 9/15/60	17,405,000	16,387,535
Series 2019-BN20 A3 3.01% 9/15/62	6,159,000	5,383,383
Series 2019-BN21 A5 2.85% 10/17/52	12,550,000	11,004,621
Series 2020-BN25 A5 2.65% 1/15/63	40,000,000	34,565,844
•Series 2022-BNK40 B 3.51% 3/15/64	8,850,000	7,234,249
BBCMS Mortgage Trust Series 2020-C7 A5 2.04% 4/15/53	18,430,000	15,612,551
Benchmark Mortgage Trust
•Series 2018-B1 A5 3.67% 1/15/51	1,220,000	1,143,625
Series 2020-B17 A5 2.29% 3/15/53	21,500,000	17,979,906
Series 2020-B20 A5 2.03% 10/15/53	22,100,000	17,652,530
Series 2020-B21 A5 1.98% 12/17/53	13,290,000	10,836,843
Series 2020-B22 A5 1.97% 1/15/54	24,350,000	19,785,225
Series 2021-B24 A5 2.58% 3/15/54	6,634,000	5,488,457
Series 2021-B25 A5 2.58% 4/15/54	14,130,000	11,505,506
•Series 2022-B32 B 3.20% 1/15/55	9,000,000	6,772,402
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust (continued)
•Series 2022-B32 C 3.57% 1/15/55	11,000,000	$7,917,479
•Series 2022-B33 B 3.74% 3/15/55	4,450,000	3,647,975
•Series 2022-B33 C 3.74% 3/15/55	4,450,000	3,283,647
•Series 2022-B35 A5 4.59% 5/15/55	5,845,000	5,399,955
•BMO Mortgage Trust Series 2022-C1 A5 3.37% 2/15/55	3,555,000	3,105,819
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.79% 5/15/52	16,282,000	14,816,983
Series 2019-CF2 A5 2.87% 11/15/52	5,950,000	5,145,020
Series 2019-CF3 A4 3.01% 1/15/53	13,150,000	11,542,815
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	9,638,427	9,199,388
•Series 2017-CD6 B 3.91% 11/13/50	2,760,000	2,406,887
Series 2019-CD8 A4 2.91% 8/15/57	16,075,000	14,084,401
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	7,090,000	6,757,992
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	4,991,000	4,954,171
Series 2015-GC27 A5 3.14% 2/10/48	7,120,000	7,023,982
Series 2016-P3 A4 3.33% 4/15/49	7,897,000	7,557,686
Series 2017-C4 A4 3.47% 10/12/50	18,940,000	17,708,258
Series 2019-C7 A4 3.10% 12/15/72	11,904,000	10,618,079
Series 2020-555 A 2.65% 12/10/41	6,700,000	5,676,460
COMM Mortgage Trust
Series 2014-CR20 AM 3.94% 11/10/47	11,135,000	10,790,683
Series 2015-3BP A 3.18% 2/10/35	22,346,000	20,526,046
Series 2015-CR23 A4 3.50% 5/10/48	3,327,000	3,259,338
Series 2016-CR28 A4 3.76% 2/10/49	8,148,000	7,899,082
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.28% 5/10/49	4,585,000	4,376,572
Series 2020-C9 A5 1.93% 8/15/53	11,250,000	9,302,443
LVIP Macquarie Bond Fund-9

LVIP Macquarie Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DB-JPM Mortgage Trust (continued)
Series 2020-C9 B 2.57% 8/15/53	3,250,000	$2,595,150
Grace Trust Series 2020-GRCE A 2.35% 12/10/40	9,310,000	7,582,903
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	5,118,000	5,003,192
Series 2017-GS6 A3 3.43% 5/10/50	14,900,000	13,929,643
•Series 2018-GS9 B 4.32% 3/10/51	2,875,000	2,657,926
Series 2019-GC39 A4 3.57% 5/10/52	2,200,000	1,994,871
Series 2019-GC42 A4 3.00% 9/10/52	20,000,000	17,827,502
Series 2020-GC47 A5 2.38% 5/12/53	14,250,000	12,114,955
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	7,000,000	5,276,839
Series 2015-JP1 A5 3.91% 1/15/49	8,627,000	8,366,146
Series 2016-JP2 A4 2.82% 8/15/49	10,654,000	10,056,958
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.80% 8/15/48	10,930,503	10,644,514
Series 2015-C33 A4 3.77% 12/15/48	18,043,000	17,551,814
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	11,776,000	11,105,039
Series 2016-C4 A3 3.14% 12/15/49	7,150,000	6,625,846
Series 2017-C7 A5 3.41% 10/15/50	4,220,000	3,933,346
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23 A4 3.72% 7/15/50	17,967,000	17,575,332
Series 2015-C26 A5 3.53% 10/15/48	5,698,000	5,522,076
Series 2016-C29 A4 3.33% 5/15/49	4,910,000	4,694,457
Morgan Stanley Capital I Trust Series 2019-L3 A4 3.13% 11/15/52	6,400,000	5,739,115
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.41% 12/15/47	5,756,058	5,679,232
Series 2015-NXS3 A4 3.62% 9/15/57	3,185,000	3,091,659
Series 2016-BNK1 A3 2.65% 8/15/49	7,895,000	7,388,953
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2019-C54 A4 3.15% 12/15/52	28,403,000	$25,354,514
Series 2020-C58 A4 2.09% 7/15/53	3,275,000	2,694,987
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $696,327,645)		597,115,048
SUPRANATIONAL BANKS–0.52%
μAfrican Development Bank 5.75% 5/7/34	6,475,000	6,248,237
Central American Bank for Economic Integration 2.00% 5/6/25	30,000,000	29,087,492
Total Supranational Banks (Cost $36,296,232)		35,335,729
U.S. TREASURY OBLIGATIONS–21.53%
U.S. Treasury Bonds
2.25% 8/15/46	131,705,000	87,794,759
4.25% 2/15/54	162,245,000	154,487,661
4.63% 5/15/44	63,010,000	62,891,856
U.S. Treasury Notes
3.50% 1/31/30	108,340,000	103,752,478
4.00% 1/31/31	23,695,000	23,218,323
4.00% 2/15/34	21,100,000	20,480,188
4.13% 3/31/29	79,300,000	78,491,512
4.38% 5/15/34	147,525,000	147,571,102
4.50% 5/15/27	22,165,000	22,135,562
4.50% 5/31/29	179,770,000	180,991,875
4.63% 9/30/28	182,720,000	184,268,837
4.63% 4/30/31	129,050,000	131,126,898
4.63% 5/31/31	87,185,000	88,601,756
4.88% 5/31/26	112,150,000	112,377,805
5.00% 9/30/25	32,490,000	32,476,039
^U.S. Treasury Strip Principal 0.00% 5/15/44	97,675,000	38,880,940
Total U.S. Treasury Obligations (Cost $1,529,710,389)		1,469,547,591

	Number of Shares
MONEY MARKET FUND–0.19%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	13,032,863	13,032,863
Total Money Market Fund (Cost $13,032,863)		13,032,863

LVIP Macquarie Bond Fund-10

LVIP Macquarie Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS—2.64%
Discounted Commercial Paper–2.64%
≠American Crystal Sugar Co.
5.61% 7/9/24	5,500,000	$5,493,266
5.63% 7/31/24	6,500,000	6,470,100
5.63% 8/1/24	3,441,000	3,424,644
5.63% 8/2/24	10,000,000	9,950,933
≠American Honda Finance Corp.
5.67% 9/10/24	10,000,000	9,885,012
5.70% 9/10/24	2,000,000	1,977,003
5.72% 9/5/24	1,000,000	989,288
≠Avery Dennison Corp.
5.46% 7/1/24	8,500,000	8,500,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank
5.38% 7/1/24	1,620,000	1,620,000
≠Florida Power & Light Co.
5.38% 7/1/24	5,810,000	5,810,000
≠HSBC USA, Inc.
6.05% 9/20/24	5,250,000	5,182,539
6.39% 10/31/24	10,000,000	9,809,693
≠Hyundai Capital America
5.49% 7/1/24	10,000,000	10,000,000
≠McCormick & Co., Inc.
5.53% 7/18/24	12,000,000	11,969,173
5.55% 7/9/24	3,560,000	3,555,696
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
Discounted Commercial Paper (continued)
≠PECO Energy Co.
5.46% 7/1/24	2,300,000	$2,300,000
≠Sony Capital Corp.
5.58% 7/2/24	5,500,000	5,499,161
5.58% 7/2/24	7,287,000	7,285,887
≠South Jersey Gas Co.
5.54% 7/1/24	3,400,000	3,400,000
5.58% 7/1/24	10,000,000	10,000,000
≠Southern California Edison Co.
5.58% 7/1/24	15,000,000	15,000,000
5.64% 7/8/24	9,000,000	8,990,288
≠Sysco Corp.
5.48% 7/1/24	10,000,000	10,000,000
≠Volvo Treasury North America LP
5.44% 7/31/24	10,000,000	9,955,500
≠VW Credit, Inc.
5.64% 7/10/24	1,110,000	1,108,465
5.64% 7/10/24	8,000,000	7,988,940
5.68% 8/21/24	4,000,000	3,968,550
Total Short-Term Investments (Cost $180,131,162)		180,134,138

TOTAL INVESTMENTS–100.21% (Cost $7,272,319,505)	6,840,694,735

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.21%)	(14,598,045)
NET ASSETS APPLICABLE TO 586,368,413 SHARES OUTSTANDING–100.00%	$6,826,096,690
NET ASSET VALUE PER SHARE–LVIP MACQUARIE BOND FUND STANDARD CLASS ($2,674,934,943 / 229,471,220 Shares)	$11.657
NET ASSET VALUE PER SHARE–LVIP MACQUARIE BOND FUND SERVICE CLASS ($4,151,161,747 / 356,897,193 Shares)	$11.631
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$7,907,977,849
Distributable earnings/(accumulated loss)	(1,081,881,159)
TOTAL NET ASSETS	$6,826,096,690

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2024. Rate will reset at a future date.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
LVIP Macquarie Bond Fund-11

LVIP Macquarie Bond Fund
Statement of Net Assets (continued)
∞Delayed settlement. Interest rate to be determined upon settlement date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2024.
^Zero coupon security.
≠The rate shown is the effective yield at the time of purchase.

★Includes $21,343,000 cash collateral held at broker for futures contracts, $910,000 cash collateral held at broker for certain open bilateral derivatives, $80,592,779 payable for securities purchased, $2,207,203 payable for fund shares redeemed, $106,136 other accrued expenses payable, $3,097,146 due to manager and affiliates, $3,320,301 due to custodian, $1,925,286 variation margin due to broker on futures contracts, $34,038 payable for audit fee and $265,948 payable for fund accounting fee as of June 30, 2024.

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2024:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMC	JPY	5,089,200,000	USD	(33,048,848)	8/23/24	$—	$(1,150,280)
JPMC	JPY	(5,089,200,000)	USD	32,322,094	8/23/24	423,526	—
TDB	AUD	52,730,000	USD	(35,302,629)	8/23/24	—	(74,780)
TDB	AUD	(52,730,000)	USD	35,129,517	8/23/24	—	(98,332)
Total Foreign Currency Exchange Contracts						$423,526	$(1,323,392)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
1,487	U.S. Treasury 10 yr Notes	$163,546,766	$162,113,467	9/19/24	$1,433,299	$—
1,835	U.S. Treasury Long Bonds	217,103,438	219,840,604	9/19/24	—	(2,737,166)
(234)	U.S. Treasury Ultra Bonds	(29,330,438)	(29,004,317)	9/19/24	—	(326,121)
Total Futures Contracts					$1,433,299	$(3,063,287)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024.

Summary of Abbreviations:
AUD–Australian Dollar
BMO–Bank of Montreal
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPMC–JPMorgan Chase
JPM-DB–JPMorgan Deutsche Bank
JPY–Japanese Yen
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
STACR–Structured Agency Credit Risk
TDB–Toronto-Dominion Bank
TSFR03M–3 Month Term Secured Overnight Financing Rate
SOFR30A–Secured Overnight Financing Rate 30 Days Average
USD–United States Dollar
LVIP Macquarie Bond Fund-12

LVIP Macquarie Bond Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Bond Fund-13

LVIP Macquarie Bond Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Interest	$155,785,708
Foreign taxes withheld	(3,415)
155,782,293
EXPENSES:
Management fees	10,467,658
Distribution fees-Service Class	7,090,909
Shareholder servicing fees	984,955
Accounting and administration expenses	600,914
Trustees’ fees and expenses	109,672
Professional fees	103,545
Reports and statements to shareholders	62,789
Custodian fees	35,771
Pricing fees	22,648
Consulting fees	3,488
Other	58,193
Total operating expenses	19,540,542
NET INVESTMENT INCOME	136,241,751
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(41,780,122)
Foreign currencies	6,091
Foreign currency exchange contracts	(1,470,710)
Futures contracts	5,675,038
Options written	264,870
Swap contracts	(2,422,351)
Net realized loss	(39,727,184)
Net change in unrealized appreciation (depreciation) of:
Investments	(106,349,392)
Foreign currencies	(2,667)
Foreign currency exchange contracts	1,097,976
Futures contracts	(39,284,477)
Swap contracts	355,241
Net change in unrealized appreciation (depreciation)	(144,183,319)
NET REALIZED AND UNREALIZED LOSS	(183,910,503)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(47,668,752)
See accompanying notes, which are an integral part of the financial statements.

LVIP Macquarie Bond Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$136,241,751	$248,790,286
Net realized loss	(39,727,184)	(305,628,956)
Net change in unrealized appreciation (depreciation)	(144,183,319)	423,466,262
Net increase (decrease) in net assets resulting from operations	(47,668,752)	366,627,592
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(87,187,698)
Service Class	—	(112,397,659)
	—	(199,585,357)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	180,217,351	679,206,686
Service Class	251,598,596	332,347,537
Reinvestment of dividends and distributions:
Standard Class	—	87,187,698
Service Class	—	112,397,659
	431,815,947	1,211,139,580
Cost of shares redeemed:
Standard Class	(292,922,880)	(363,259,476)
Service Class	(120,285,758)	(337,864,149)
	(413,208,638)	(701,123,625)
Increase in net assets derived from capital share transactions	18,607,309	510,015,955
NET INCREASE (DECREASE) IN NET ASSETS	(29,061,443)	677,058,190
NET ASSETS:
Beginning of period	6,855,158,133	6,178,099,943
End of period	$6,826,096,690	$6,855,158,133
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Bond Fund-14

LVIP Macquarie Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie Bond Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$11.728	$11.430	$13.691	$14.404	$13.701	$13.057
Income (loss) from investment operations:
Net investment income[2]	0.243	0.471	0.343	0.236	0.303	0.390
Net realized and unrealized gain (loss)	(0.314)	0.203	(2.209)	(0.493)	1.047	0.809
Total from investment operations	(0.071)	0.674	(1.866)	(0.257)	1.350	1.199
Less dividends and distributions from:
Net investment income	—	(0.376)	(0.375)	(0.284)	(0.344)	(0.366)
Net realized gain	—	—	—	(0.172)	(0.303)	(0.126)
Return of capital	—	—	(0.020)	—	—	(0.063)
Total dividends and distributions	—	(0.376)	(0.395)	(0.456)	(0.647)	(0.555)
Net asset value, end of period	$11.657	$11.728	$11.430	$13.691	$14.404	$13.701
Total return[3]	(0.61% )	5.93%	(13.70% )	(1.80% )	9.87%	9.21%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,674,935	$2,805,120	$2,334,652	$2,932,099	$2,816,560	$2,604,021
Ratio of expenses to average net assets	0.37%	0.37%	0.37%	0.36%	0.37%	0.37%
Ratio of net investment income to average net assets	4.22%	4.06%	2.78%	1.67%	2.09%	2.84%
Portfolio turnover	60%	121%	156%	298%	163%	164%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Bond Fund-15

LVIP Macquarie Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie Bond Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$11.723	$11.426	$13.684	$14.398	$13.699	$13.056
Income (loss) from investment operations:
Net investment income[2]	0.222	0.430	0.299	0.186	0.252	0.341
Net realized and unrealized gain (loss)	(0.314)	0.202	(2.206)	(0.492)	1.044	0.810
Total from investment operations	(0.092)	0.632	(1.907)	(0.306)	1.296	1.151
Less dividends and distributions from:
Net investment income	—	(0.335)	(0.331)	(0.236)	(0.294)	(0.326)
Net realized gain	—	—	—	(0.172)	(0.303)	(0.126)
Return of capital	—	—	(0.020)	—	—	(0.056)
Total dividends and distributions	—	(0.335)	(0.351)	(0.408)	(0.597)	(0.508)
Net asset value, end of period	$11.631	$11.723	$11.426	$13.684	$14.398	$13.699
Total return[3]	(0.78% )	5.57%	(14.00% )	(2.14% )	9.48%	8.83%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,151,162	$4,050,038	$3,843,448	$4,823,857	$4,518,452	$4,076,030
Ratio of expenses to average net assets	0.72%	0.72%	0.72%	0.71%	0.72%	0.72%
Ratio of net investment income to average net assets	3.87%	3.71%	2.43%	1.32%	1.74%	2.49%
Portfolio turnover	60%	121%	156%	298%	163%	164%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Bond Fund-16

LVIP Macquarie Bond Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Macquarie Bond Fund (formerly, LVIP Delaware Bond Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize current income yield consistent with a prudent investment strategy.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a
LVIP Macquarie Bond Fund-17

LVIP Macquarie Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   The management fee is calculated daily and paid monthly.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$289,516
Legal	44,052
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Macquarie Bond Fund-18

LVIP Macquarie Bond Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $30,609 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$1,732,232
Distribution fees payable to LFD	1,195,206
Printing and mailing fees payable to Lincoln Life	6,696
Shareholder servicing fees payable to Lincoln Life	163,012
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2024, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$861,528,091
Purchases of U.S. government securities	3,232,603,539
Sales other than U.S. government securities	691,040,543
Sales of U.S. government securities	3,293,261,141
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$7,272,319,505
Aggregate unrealized appreciation of investments and derivatives	$33,386,582
Aggregate unrealized depreciation of investments and derivatives	(467,541,206)
Net unrealized depreciation of investments and derivatives	$(434,154,624)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP Macquarie Bond Fund-19

LVIP Macquarie Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$89,016,922	$—	$89,016,922
Agency Commercial Mortgage-Backed Security	—	2,824,297	—	2,824,297
Agency Mortgage-Backed Securities	—	2,013,776,080	—	2,013,776,080
Corporate Bonds	—	1,972,409,043	—	1,972,409,043
Loan Agreement	—	14,452,375	—	14,452,375
Non-Agency Asset-Backed Securities	—	317,710,252	—	317,710,252
Non-Agency Collateralized Mortgage Obligations	—	135,340,397	—	135,340,397
Non-Agency Commercial Mortgage-Backed Securities	—	597,115,048	—	597,115,048
Supranational Banks	—	35,335,729	—	35,335,729
U.S. Treasury Obligations	—	1,469,547,591	—	1,469,547,591
Money Market Fund	13,032,863	—	—	13,032,863
Short-Term Investments	—	180,134,138	—	180,134,138
Total Investments	$13,032,863	$6,827,661,872	$—	$6,840,694,735
Derivatives:

Assets:
Foreign Currency Exchange Contract	$—	$423,526	$—	$423,526
Futures Contract	$1,433,299	$—	$—	$1,433,299
Liabilities:
Foreign Currency Exchange Contracts	$—	$(1,323,392)	$—	$(1,323,392)
Futures Contracts	$(3,063,287)	$—	$—	$(3,063,287)
There were no Level 3 investments at the beginning or end of the period.
LVIP Macquarie Bond Fund-20

LVIP Macquarie Bond Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	15,626,300	58,726,976
Service Class	21,815,987	28,639,602
Shares reinvested:
Standard Class	—	7,529,812
Service Class	—	9,710,381
	37,442,287	104,606,771
Shares redeemed:
Standard Class	(25,331,366)	(31,337,511)
Service Class	(10,402,826)	(29,243,048)
	(35,734,192)	(60,580,559)
Net increase	1,708,095	44,026,212
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts– The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2024, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the
LVIP Macquarie Bond Fund-21

LVIP Macquarie Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Options Contracts–During the six months ended June 30, 2024, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the six months ended June 30, 2024, the Fund used options contracts to purchase the underlying security for the Fund at a price lower than the current market value of the security by selling put options.
Swap Contracts–The Fund enters into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the six months ended June 30, 2024, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparties for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and for centrally cleared swaps, by trading these instruments through a central counterparty.
During the six months ended June 30, 2024, the Fund used CDS contracts to hedge against credit events.
LVIP Macquarie Bond Fund-22

LVIP Macquarie Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Liabilities net of receivables and other assets	$423,526	Liabilities net of receivables and other assets	$(1,323,392)
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	1,433,299	Liabilities net of receivables and other assets	(3,063,287)
Total		$1,856,825		$(4,386,679)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(1,470,710)	$1,097,976
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	5,675,038	(39,284,477)
Options written (Interest rate contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	264,870	—
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(2,422,351)	355,241
Total		$2,046,847	$(37,831,260)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$67,645,690	$65,213,479
Futures contracts (average notional value)	1,157,700,353	151,096,992
Options contracts (average value)	—	14,371
CDS contracts (average notional value)*	—	57,872,571

*Long represents buying protection and short represents selling protection.
At June 30, 2024, the Fund posted cash collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
JPMorgan Chase Bank	$730,000
Toronto-Dominion Bank	180,000
Total	$910,000
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
LVIP Macquarie Bond Fund-23

LVIP Macquarie Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2024, the Fund had no assets and liabilities subject to offsetting provisions.
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
JPMorgan Chase Bank	$423,526	$(1,150,280)	$(726,754)
Toronto Dominion Bank	—	(173,112)	(173,112)
Total	$423,526	$(1,323,392)	$(899,866)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
JPMorgan Chase Bank	$(726,754)	$—	$—	$—	$726,754	$—
Toronto Dominion Bank	(173,112)	—	—	—	173,112	—
Total	$(899,866)	$—	$—	$—	$899,866	$—

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
7. Risk Factors
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP Macquarie Bond Fund-24

LVIP Macquarie Bond Fund
Notes to Financial Statements (continued)
9. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU was effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In March 2021, the Financial Conduct Authority (FCA), regulator of financial services firms and financial markets in the United Kingdom, announced that the intended cessation date of the overnight 1-, 3-, 6-, and 12-month tenors of USD LIBOR would be June 30, 2023. In December 2022, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2022-06, Reference Rate Reform (Topic 848)-Deferral of the Sunset Date of Topic 848. The amendments in this update defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management is currently evaluating the impact, if any, of applying this ASU.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Macquarie Bond Fund-25

LVIP Macquarie Diversified Floating Rate Fund
(formerly, LVIP Delaware Diversified Floating Rate Fund)
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP Macquarie Diversified Floating Rate Fund

LVIP Macquarie Diversified Floating Rate Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.33%
•Fannie Mae Connecticut Avenue Securities
Series 2023-R07 2M1 7.29% (SOFR30A + 1.95%) 9/25/43	3,759,579	$3,794,863
Series 2023-R08 1M1 6.84% (SOFR30A + 1.50%) 10/25/43	2,089,216	2,102,766
Series 2024-R04 1A1 6.32% (SOFR30A + 1.00%) 5/25/44	1,989,950	1,990,878
•Freddie Mac STACR REMIC Trust
Series 2017-HQA2 M2AS 6.50% (SOFR30A + 1.16%) 12/25/29	37,685	37,781
Series 2023-HQA3 A1 7.19% (SOFR30A + 1.85%) 11/25/43	2,917,811	2,959,676
Total Agency Collateralized Mortgage Obligations (Cost $10,794,156)		10,885,964
AGENCY MORTGAGE-BACKED SECURITIES–6.56%
Fannie Mae S.F. 30 yr
4.50% 10/1/52	5,362,533	5,062,838
5.50% 3/1/53	4,519,617	4,461,865
6.00% 12/1/52	6,486,157	6,528,714
6.00% 6/1/53	1,499,292	1,506,008
Freddie Mac S.F. 15 yr 4.50% 5/1/38	7,209,436	7,052,997
Freddie Mac S.F. 20 yr 5.50% 7/1/43	3,382,354	3,388,544
Freddie Mac S.F. 30 yr
4.50% 10/1/52	3,794,228	3,579,854
5.00% 6/1/53	8,901,144	8,603,447
5.50% 11/1/52	2,410,480	2,386,017
6.00% 9/1/53	7,418,019	7,440,864
GNMA II S.F. 30 yr 5.00% 9/20/52	3,530,845	3,441,351
Total Agency Mortgage-Backed Securities (Cost $53,743,679)		53,452,499
AGENCY OBLIGATIONS–3.94%
Federal Farm Credit Banks Funding Corp. 5.44% 1/9/29	8,000,000	7,975,914
Federal Home Loan Mortgage Corp.
0.63% 9/8/25	8,165,000	7,754,188
4.00% 2/28/25	4,220,000	4,187,263
4.20% 8/28/25	4,220,000	4,181,226
5.60% 3/6/26	8,065,000	8,060,496
Total Agency Obligations (Cost $32,670,000)		32,159,087
CORPORATE BONDS–21.21%
Aerospace & Defense–0.11%
Boeing Co. 2.20% 2/4/26	910,000	855,286
		855,286
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers–0.59%
Ford Motor Credit Co. LLC
2.30% 2/10/25	200,000	$195,548
2.90% 2/16/28	450,000	407,040
2.90% 2/10/29	280,000	246,877
5.80% 3/5/27	820,000	820,018
5.80% 3/8/29	645,000	642,734
6.13% 3/8/34	525,000	519,282
6.80% 11/7/28	315,000	325,488
General Motors Financial Co., Inc.
5.60% 6/18/31	360,000	357,306
5.95% 4/4/34	350,000	350,299
Hyundai Capital America
5.28% 6/24/27	475,000	472,904
5.40% 6/24/31	510,000	505,729
		4,843,225
Banks–6.65%
Banco Santander SA 5.59% 8/8/28	600,000	605,551
μBank of America Corp.
2.48% 9/21/36	2,020,000	1,610,077
5.82% 9/15/29	984,000	1,004,599
5.87% 9/15/34	485,000	498,917
6.20% 11/10/28	1,315,000	1,354,224
μBank of Montreal 7.70% 5/26/84	970,000	990,748
μBank of New York Mellon Corp. 5.80% 10/25/28	150,000	152,832
μBarclays PLC
6.22% 5/9/34	501,000	513,340
7.39% 11/2/28	436,000	459,379
Citibank NA
5.44% 4/30/26	595,000	597,068
5.49% 12/4/26	505,000	507,727
μCitizens Bank NA 6.06% 10/24/25	1,410,000	1,409,218
μCitizens Financial Group, Inc. 4.30% 2/11/31	750,000	667,455
Credit Agricole SA 5.51% 7/5/33	1,645,000	1,660,141
μDeutsche Bank AG
6.72% 1/18/29	492,000	507,735
6.82% 11/20/29	752,000	782,070
7.15% 7/13/27	640,000	655,577
Goldman Sachs Group, Inc.
μ5.73% 4/25/30	650,000	661,541
•6.18% (SOFR + 0.81%) 3/9/27	2,705,000	2,709,193
μ6.48% 10/24/29	1,085,000	1,132,789
•6.75% (TSFR03M + 1.43%) 5/15/26	4,925,000	4,960,214
μHuntington Bancshares, Inc. 6.21% 8/21/29	1,020,000	1,041,454
LVIP Macquarie Diversified Floating Rate Fund-1

LVIP Macquarie Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μHuntington National Bank 4.55% 5/17/28	290,000	$282,499
μING Groep NV 6.08% 9/11/27	485,000	490,383
μJPMorgan Chase & Co.
2.55% 11/8/32	1,165,000	970,078
4.08% 4/26/26	1,040,000	1,026,175
5.01% 1/23/30	735,000	729,363
5.57% 4/22/28	850,000	856,883
KeyBank NA 4.15% 8/8/25	2,130,000	2,088,782
•KeyCorp 6.62% (SOFRINDX + 1.25%) 5/23/25	1,885,000	1,878,063
μLloyds Banking Group PLC 5.72% 6/5/30	550,000	554,469
μMorgan Stanley
2.48% 9/16/36	135,000	106,801
5.83% 4/19/35	56,000	57,404
6.14% 10/16/26	4,755,000	4,786,232
6.30% 10/18/28	2,105,000	2,171,844
6.41% 11/1/29	1,005,000	1,048,579
6.63% 11/1/34	960,000	1,036,803
μMorgan Stanley Bank NA 5.50% 5/26/28	895,000	901,125
PNC Bank NA 3.88% 4/10/25	970,000	955,776
μPNC Financial Services Group, Inc.
5.68% 1/22/35	625,000	628,353
6.88% 10/20/34	1,070,000	1,166,158
Popular, Inc. 7.25% 3/13/28	555,000	569,835
State Street Corp. 4.99% 3/18/27	920,000	918,887
SVB Financial Group
‡1.80% 10/28/26	277,000	168,264
μ‡4.57% 4/29/33	690,000	414,000
Toronto-Dominion Bank 4.11% 6/8/27	266,000	258,149
μTruist Bank 2.64% 9/17/29	653,000	638,991
μTruist Financial Corp. 1.89% 6/7/29	810,000	709,104
μU.S. Bancorp
4.65% 2/1/29	717,000	701,576
5.38% 1/23/30	285,000	285,764
5.73% 10/21/26	175,000	175,298
6.79% 10/26/27	435,000	447,881
μUBS Group AG 5.70% 2/8/35	350,000	349,643
μWells Fargo & Co. 3.91% 4/25/26	2,360,000	2,324,584
		54,179,595
Beverages–0.24%
Coca-Cola Consolidated, Inc. 5.25% 6/1/29	1,970,000	1,978,856
		1,978,856
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology–0.06%
Amgen, Inc. 5.15% 3/2/28	485,000	$484,929
		484,929
Chemicals–0.31%
Celanese U.S. Holdings LLC
6.05% 3/15/25	375,000	375,477
6.17% 7/15/27	345,000	350,146
LYB International Finance III LLC 5.50% 3/1/34	1,855,000	1,835,360
		2,560,983
Commercial Services–0.11%
ERAC USA Finance LLC
4.90% 5/1/33	445,000	433,096
5.00% 2/15/29	425,000	423,868
		856,964
Computers–0.07%
Apple, Inc. 1.40% 8/5/28	650,000	572,155
		572,155
Diversified Financial Services–2.14%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	630,000	587,685
3.65% 7/21/27	1,530,000	1,452,185
4.63% 10/15/27	440,000	428,710
5.10% 1/19/29	3,245,000	3,213,863
6.50% 7/15/25	365,000	367,791
Air Lease Corp.
2.88% 1/15/26	3,580,000	3,434,729
3.38% 7/1/25	400,000	390,858
μ4.13% 12/15/26	400,000	361,585
4.63% 10/1/28	24,000	23,272
5.10% 3/1/29	18,000	17,810
Aviation Capital Group LLC
1.95% 1/30/26	1,255,000	1,180,927
3.50% 11/1/27	1,945,000	1,820,676
5.38% 7/15/29	825,000	815,387
Jefferies Financial Group, Inc.
2.63% 10/15/31	405,000	326,836
5.88% 7/21/28	2,048,000	2,068,567
6.05% 3/12/25	940,000	939,378
		17,430,259
Electric–2.05%
AEP Texas, Inc.
5.40% 6/1/33	330,000	321,265
5.45% 5/15/29	745,000	748,880
Avangrid, Inc. 3.20% 4/15/25	765,000	749,020
DTE Energy Co. 5.10% 3/1/29	835,000	828,167
Duke Energy Carolinas LLC 4.95% 1/15/33	630,000	619,212
LVIP Macquarie Diversified Floating Rate Fund-2

LVIP Macquarie Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
μDuke Energy Corp. 4.88% 9/16/24	1,015,000	$1,006,219
Enel Finance International NV
1.88% 7/12/28	380,000	334,500
2.25% 7/12/31	210,000	171,276
4.50% 6/15/25	765,000	754,928
Engie SA
5.25% 4/10/29	590,000	588,225
5.63% 4/10/34	555,000	552,116
Exelon Corp. 5.45% 3/15/34	415,000	412,049
National Rural Utilities Cooperative Finance Corp. 5.80% 1/15/33	135,000	138,735
NextEra Energy Capital Holdings, Inc. 5.75% 9/1/25	315,000	315,683
Pacific Gas & Electric Co. 2.10% 8/1/27	2,455,000	2,215,084
PacifiCorp
5.10% 2/15/29	205,000	204,861
5.45% 2/15/34	350,000	345,745
Sempra
3.30% 4/1/25	2,845,000	2,794,245
μ4.88% 10/15/25	340,000	333,477
Southern California Edison Co. 5.20% 6/1/34	770,000	751,863
Vistra Operations Co. LLC
5.13% 5/13/25	846,000	840,902
6.00% 4/15/34	365,000	365,872
6.95% 10/15/33	1,265,000	1,353,912
		16,746,236
Electronics–0.14%
Amphenol Corp.
2.05% 3/1/25	375,000	366,028
2.20% 9/15/31	420,000	344,806
5.05% 4/5/27	425,000	424,643
		1,135,477
Entertainment–0.28%
Warnermedia Holdings, Inc.
3.64% 3/15/25	2,155,000	2,121,583
4.05% 3/15/29	200,000	184,699
		2,306,282
Health Care Products–0.19%
Medtronic Global Holdings SCA 4.25% 3/30/28	1,615,000	1,577,992
		1,577,992
Health Care Services–1.37%
Elevance Health, Inc.
5.15% 6/15/29	1,280,000	1,283,428
5.38% 6/15/34	985,000	989,679
HCA, Inc. 5.45% 4/1/31	895,000	894,357
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
UnitedHealth Group, Inc.
4.25% 1/15/29	4,130,000	$4,021,460
4.50% 4/15/33	1,630,000	1,557,778
4.90% 4/15/31	2,445,000	2,422,317
		11,169,019
Insurance–0.93%
Aon North America, Inc.
5.13% 3/1/27	695,000	693,793
5.30% 3/1/31	1,375,000	1,371,004
Met Tower Global Funding 3.70% 6/13/25	4,375,000	4,303,281
New York Life Global Funding 5.45% 9/18/26	1,215,000	1,220,768
		7,588,846
Iron & Steel–0.11%
Nucor Corp. 3.95% 5/23/25	890,000	877,816
		877,816
Machinery Diversified–0.08%
Otis Worldwide Corp.
2.06% 4/5/25	570,000	554,632
2.57% 2/15/30	75,000	65,826
		620,458
Mining–0.30%
Newmont Corp./Newcrest Finance Pty. Ltd. 5.30% 3/15/26	2,475,000	2,474,174
		2,474,174
Miscellaneous Manufacturing–0.13%
Teledyne Technologies, Inc. 2.25% 4/1/28	1,190,000	1,069,568
		1,069,568
Office Business Equipment–0.14%
CDW LLC/CDW Finance Corp.
2.67% 12/1/26	260,000	242,879
3.28% 12/1/28	965,000	875,960
		1,118,839
Oil & Gas–0.45%
BP Capital Markets America, Inc. 4.81% 2/13/33	430,000	416,864
ConocoPhillips Co. 2.40% 3/7/25	283,000	277,251
Diamondback Energy, Inc.
5.20% 4/18/27	415,000	415,087
5.40% 4/18/34	350,000	346,517
Exxon Mobil Corp.
2.02% 8/16/24	720,000	716,773
2.28% 8/16/26	310,000	293,163
LVIP Macquarie Diversified Floating Rate Fund-3

LVIP Macquarie Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Occidental Petroleum Corp. 6.13% 1/1/31	1,154,000	$1,181,154
		3,646,809
Pharmaceuticals–0.99%
AbbVie, Inc.
4.80% 3/15/29	5,695,000	5,672,987
4.95% 3/15/31	1,155,000	1,151,996
Cardinal Health, Inc. 5.13% 2/15/29	995,000	992,633
Zoetis, Inc. 5.40% 11/14/25	280,000	279,792
		8,097,408
Pipelines–1.74%
Cheniere Energy Partners LP 4.50% 10/1/29	1,035,000	985,985
Enbridge, Inc. 2.50% 2/14/25	3,820,000	3,743,381
μEnergy Transfer LP 6.50% 11/15/26	1,405,000	1,385,822
Enterprise Products Operating LLC 5.35% 1/31/33	185,000	186,553
Kinder Morgan, Inc.
5.00% 2/1/29	305,000	301,612
5.20% 6/1/33	635,000	616,159
MPLX LP
1.75% 3/1/26	405,000	380,582
4.88% 12/1/24	4,190,000	4,172,062
ONEOK, Inc.
5.65% 11/1/28	310,000	314,659
6.05% 9/1/33	278,000	286,224
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	1,645,000	1,611,225
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	230,000	200,983
		14,185,247
Real Estate Investment Trusts–0.53%
Crown Castle, Inc. 1.05% 7/15/26	3,025,000	2,768,804
VICI Properties LP 4.95% 2/15/30	1,585,000	1,529,113
		4,297,917
Retail–0.07%
Home Depot, Inc.
4.85% 6/25/31	280,000	277,802
4.88% 6/25/27	325,000	324,338
		602,140
Semiconductors–0.43%
Broadcom, Inc. 3.42% 4/15/33	737,000	635,404
Entegris, Inc. 4.75% 4/15/29	740,000	708,000
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Microchip Technology, Inc. 0.98% 9/1/24	2,180,000	$2,161,526
		3,504,930
Software–0.15%
Oracle Corp.
4.65% 5/6/30	285,000	279,265
5.80% 11/10/25	190,000	190,900
6.15% 11/9/29	405,000	423,593
Workday, Inc.
3.50% 4/1/27	120,000	114,792
3.70% 4/1/29	185,000	173,543
		1,182,093
Telecommunications–0.85%
AT&T, Inc.
1.70% 3/25/26	3,790,000	3,557,733
2.30% 6/1/27	510,000	471,776
Rogers Communications, Inc. 5.00% 2/15/29	2,000,000	1,975,349
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 9/20/29	496,875	493,767
T-Mobile USA, Inc. 5.75% 1/15/34	435,000	447,197
		6,945,822
Total Corporate Bonds (Cost $175,378,854)		172,909,325
LOAN AGREEMENTS–5.97%
•AmWINS Group, Inc. 7.59% (SOFRTE01M + 2.25%) 2/19/28	1,944,617	1,942,050
•Aramark Services, Inc. 7.34% (SOFR CME01M + 2.00%) 4/6/28	903,715	904,095
∞Ardonagh Midco 3 PLC 0.00% 2/17/31	1,000,000	995,000
•Asplundh Tree Expert LLC 7.19% (SOFR CME01M + 1.75%) 9/7/27	1,311,943	1,311,536
Avantor Funding, Inc.
∞0.00% 11/8/27	731,385	731,385
•7.43% (SOFRTE01M + 2.00%) 11/8/27	742,860	745,646
•Caesars Entertainment, Inc. 8.10% (SOFR CME03M + 2.75%) 2/6/31	1,246,875	1,245,703
•Calpine Construction Finance Co. LP 7.35% (SOFR CME01M + 2.00%) 7/31/30	1,856,597	1,849,840
•Castlelake Aviation Ltd. 8.09% (SOFR CME03M + 2.75%) 10/22/27	1,989,899	1,992,386
LVIP Macquarie Diversified Floating Rate Fund-4

LVIP Macquarie Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Charter Communications Operating LLC
7.05% (SOFR CME01M + 1.75%) 2/1/27	2,203,172	$2,199,999
7.30% (SOFR CME03M + 2.00%) 12/7/30	1,990,000	1,965,622
•DaVita, Inc. 7.34% (SOFR CME01M + 2.00%) 5/9/31	3,000,000	2,990,250
•Delta Air Lines, Inc. 9.07% (SOFR CME03M + 3.75%) 10/20/27	429,275	438,981
•Flutter Financing BV 7.58% (SOFRTE03M + 2.25%) 11/25/30	1,990,000	1,988,766
•Frontier Communications Corp. 9.21% (SOFRTE01M + 3.75%) 10/8/27	1,445,127	1,442,598
•GTCR W Merger Sub LLC 8.33% (SOFR CME03M + 3.00%) 1/31/31	2,000,000	1,999,720
•Instructure Holdings, Inc. 8.35% (SOFRTE03M + 2.75%) 10/30/28	1,940,076	1,936,836
•Iron Mountain, Inc. 7.59% (SOFR CME01M + 2.25%) 1/31/31	1,940,250	1,929,734
•Jazz Financing Lux SARL 8.46% (SOFRTE01M + 3.00%) 5/5/28	1,174,566	1,174,566
•Lamar Media Corp. 6.94% (SOFRTE01M + 1.50%) 2/5/27	1,000,435	998,354
•Medline Borrower LP 8.09% (SOFR CME01M + 2.75%) 10/23/28	1,304,482	1,306,230
•Mileage Plus Holdings LLC 10.74% (SOFRTE03M + 5.25%) 6/21/27	600,000	611,658
•Parkway Generation LLC
10.34% (SOFRTE03M + 4.75%) 2/18/29	1,967,725	1,963,790
10.34% (SOFRTE03M + 4.75%) 2/18/29	262,069	261,545
Peer Holding III BV
∞0.00% 6/20/31	1,500,000	1,500,630
•8.58% (SOFR CME03M + 3.25%) 10/28/30	2,493,750	2,495,321
•Setanta Aircraft Leasing Designated Activity Co. 7.08% (SOFR CME03M + 1.75%) 11/5/28	1,225,000	1,231,125
•Standard Industries, Inc. 7.34% (SOFR CME01M + 2.00%) 9/22/28	1,753,462	1,756,443
•Trans Union LLC 7.09% (SOFR CME01M + 1.75%) 6/24/31	2,000,000	1,994,500
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•UKG, Inc. 8.58% (SOFR CME01M + 3.25%) 2/10/31	2,781,656	$2,790,696
•United Rentals, Inc. 7.09% (SOFR CME01M + 1.75%) 2/14/31	997,500	1,005,290
•Zekelman Industries, Inc. 7.59% (SOFR CME01M + 2.25%) 1/24/31	997,500	997,859
Total Loan Agreements (Cost $48,621,601)		48,698,154
NON-AGENCY ASSET-BACKED SECURITIES–17.08%
•Allegro CLO VIII Ltd. Series 2018-2A A 6.69% (TSFR03M + 1.36%) 7/15/31	381,320	381,511
•Apex Credit CLO Ltd. Series 2018-1A A2 6.62% (TSFR03M + 1.29%) 4/25/31	460,724	460,645
ARI Fleet Lease Trust Series 2024-B A2 5.54% 4/15/33	8,000,000	8,005,452
•Benefit Street Partners CLO IX Ltd. Series 2016-9A AR 6.70% (TSFR03M + 1.37%) 7/20/31	761,146	761,523
•BMW Vehicle Owner Trust Series 2023-A A2B 5.77% (SOFR30A + 0.43%) 4/27/26	3,596,884	3,598,590
•Carlyle Global Market Strategies CLO Ltd. Series 2014-2RA A1 6.63% (TSFR03M + 1.31%) 5/15/31	1,294,101	1,299,601
•Cedar Funding IX CLO Ltd. Series 2018-9A A1 6.57% (TSFR03M + 1.24%) 4/20/31	1,057,251	1,058,172
Chase Issuance Trust Series 2024-A1 A 4.60% 1/16/29	6,880,000	6,816,736
CNH Equipment Trust
Series 2024-A A2 5.19% 7/15/27	5,000,000	4,984,282
•Series 2024-B A2B 5.73% (SOFR30A + 0.40%) 10/15/27	8,000,000	8,002,336
Dell Equipment Finance Trust Series 2023-1 A3 5.65% 9/22/28	5,000,000	5,002,838
Enterprise Fleet Financing LLC
Series 2021-3 A2 0.77% 8/20/27	1,752,939	1,732,466
Series 2022-4 A2 5.76% 10/22/29	3,342,504	3,344,898
Ford Credit Auto Lease Trust
Series 2023-A A4 4.83% 5/15/26	7,617,000	7,571,189
Series 2024-A A3 5.06% 5/15/27	100,000	99,600
LVIP Macquarie Diversified Floating Rate Fund-5

LVIP Macquarie Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	1,900,000	$1,831,439
Ford Credit Floorplan Master Owner Trust A Series 2024-1 A1 5.29% 4/15/29	8,000,000	8,029,402
GM Financial Automobile Leasing Trust Series 2023-2 A3 5.05% 7/20/26	8,000,000	7,970,060
Huntington Auto Trust Series 2024-1A A3 5.23% 1/16/29	10,000,000	9,971,758
Hyundai Auto Lease Securitization Trust Series 2024-A A3 5.02% 3/15/27	5,100,000	5,078,446
•Hyundai Auto Receivables Trust Series 2023-B A2B 5.81% (SOFR30A + 0.48%) 5/15/26	3,929,475	3,932,408
•ICG US CLO Ltd. Series 2014-1A A1A2 6.79% (TSFR03M + 1.46%) 10/20/34	2,000,000	2,001,772
•Magnetite XL Ltd. Series 2024-40A A1 6.78% (TSFR03M + 1.45%) 7/15/37	2,000,000	2,001,374
•Marathon CLO Ltd. Series 2021-16A A1A 6.79% (TSFR03M + 1.46%) 4/15/34	2,000,000	1,997,078
•Mercedes-Benz Auto Lease Trust Series 2024-A A2B 5.75% (SOFR30A + 0.42%) 2/16/27	8,000,000	7,999,997
•Midocean Credit CLO IX Series 2018-9A A1 6.74% (TSFR03M + 1.41%) 7/20/31	1,297,562	1,297,562
•MKS CLO Ltd. Series 2017-2A A 6.78% (TSFR03M + 1.45%) 1/20/31	1,561,405	1,561,676
•Park Avenue Institutional Advisers CLO Ltd. Series 2021-1A A1A 6.98% (TSFR03M + 1.65%) 1/20/34	2,750,000	2,753,330
PFS Financing Corp. Series 2024-B A 4.95% 2/15/29	5,000,000	4,959,117
•Signal Peak CLO 5 Ltd. Series 2018-5A A1R 6.88% (TSFR03M + 1.55%) 4/25/37	500,000	501,040
•Steele Creek CLO Ltd. Series 2017-1A A 6.84% (TSFR03M + 1.51%) 10/15/30	1,023,968	1,024,367
Toyota Auto Receivables Owner Trust
Series 2024-A A3 4.83% 10/16/28	5,000,000	4,967,798
Series 2024-B A3 5.33% 1/16/29	3,500,000	3,513,846
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Venture 42 CLO Ltd. Series 2021-42A A1A 6.72% (TSFR03M + 1.39%) 4/15/34	1,500,000	$1,500,000
•Volkswagen Auto Loan Enhanced Trust Series 2023-2 A2B 5.96% (SOFR30A + 0.63%) 3/22/27	5,998,577	6,009,733
•World Omni Auto Receivables Trust Series 2023-C A2B 5.74% (SOFR30A + 0.41%) 12/15/26	4,248,748	4,249,585
•Zais CLO 16 Ltd. Series 2020-16A A1R 7.01% (TSFR03M + 1.68%) 10/20/34	3,000,000	3,000,399
Total Non-Agency Asset-Backed Securities (Cost $139,465,145)		139,272,026
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–8.30%
BANK Series 2020-BN25 A5 2.65% 1/15/63	4,000,000	3,456,584
BBCMS Mortgage Trust Series 2020-C7 A5 2.04% 4/15/53	2,000,000	1,694,254
Benchmark Mortgage Trust
Series 2019-B15 A5 2.93% 12/15/72	5,185,000	4,522,495
Series 2020-B17 A5 2.29% 3/15/53	8,000,000	6,690,198
Series 2020-B18 A5 1.93% 7/15/53	8,250,000	6,723,274
Series 2020-B22 A5 1.97% 1/15/54	3,500,000	2,843,872
Series 2021-B24 A5 2.58% 3/15/54	2,500,000	2,068,306
Series 2021-B25 A5 2.58% 4/15/54	4,300,000	3,501,322
•Series 2022-B32 A5 3.00% 1/15/55	5,000,000	4,166,208
Citigroup Commercial Mortgage Trust Series 2019-C7 A4 3.10% 12/15/72	8,000,000	7,135,806
COMM Mortgage Trust Series 2015-3BP A 3.18% 2/10/35	3,280,000	3,012,863
GS Mortgage Securities Trust Series 2020-GC47 A5 2.38% 5/12/53	8,000,000	6,801,378
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	8,000,000	7,782,215
Wells Fargo Commercial Mortgage Trust Series 2021-C61 A4 2.66% 11/15/54	8,780,000	7,301,768
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $81,984,397)		67,700,543
LVIP Macquarie Diversified Floating Rate Fund-6

LVIP Macquarie Diversified Floating Rate Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔREGIONAL BOND–1.00%
Canada—1.00%
Province of British Columbia Canada 4.20% 7/6/33	8,500,000	$8,145,780
		8,145,780
Total Regional Bond (Cost $8,493,674)		8,145,780
ΔSOVEREIGN BONDS–5.14%
Australia—0.48%
Export Finance & Insurance Corp. 4.63% 10/26/27	3,900,000	3,890,913
		3,890,913
Canada—3.30%
OMERS Finance Trust 1.10% 3/26/26	5,000,000	4,669,663
Ontario Teachers' Finance Trust 3.00% 4/13/27	10,000,000	9,520,944
Province of Manitoba 4.30% 7/27/33	8,000,000	7,724,776
Province of Quebec Canada 4.50% 4/3/29	5,000,000	4,973,210
		26,888,593
Japan—0.64%
Development Bank of Japan, Inc. 0.50% 8/27/25	3,000,000	2,840,936
Japan Finance Organization for Municipalities 0.63% 9/2/25	2,500,000	2,367,403
		5,208,339
Sweden—0.72%
Svensk Exportkredit AB 0.63% 10/7/24	6,000,000	5,921,317
		5,921,317
Total Sovereign Bonds (Cost $43,343,217)		41,909,162
SUPRANATIONAL BANKS–9.08%
Asian Development Bank 2.88% 5/6/25	4,500,000	4,412,647
European Investment Bank 2.75% 8/15/25	6,000,000	5,847,573
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
•Inter-American Development Bank
5.56% (SOFRINDX + 0.20%) 2/10/26	6,000,000	$5,998,495
5.66% (SOFRINDX + 0.30%) 2/15/29	10,000,000	9,975,600
5.73% (SOFRINDX + 0.36%) 6/10/31	7,000,000	6,962,830
Inter-American Investment Corp. 2.63% 4/22/25	4,000,000	3,914,092
•International Bank for Reconstruction & Development
5.55% (SOFRINDX + 0.18%) 6/15/26	12,000,000	11,985,239
5.66% (SOFRINDX + 0.30%) 5/15/28	8,000,000	7,999,426
5.66% (SOFRINDX + 0.29%) 11/22/28	7,000,000	6,980,750
5.73% (SOFRINDX + 0.37%) 2/11/31	10,000,000	9,956,500
Total Supranational Banks (Cost $74,490,216)		74,033,152
U.S. TREASURY OBLIGATIONS–17.90%
•U.S. Treasury Floating Rate Notes
5.46% 4/30/26 (USBMMY3M + 0.15%)	80,860,000	80,868,670
5.55% 1/31/26 (USBMMY3M + 0.25%)	65,000,000	65,101,295
Total U.S. Treasury Obligations (Cost $145,952,884)		145,969,965

	Number of Shares
MONEY MARKET FUND–1.18%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	9,579,167	9,579,167
Total Money Market Fund (Cost $9,579,167)		9,579,167

TOTAL INVESTMENTS–98.69% (Cost $824,516,990)	804,714,824

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.31%	10,693,232
NET ASSETS APPLICABLE TO 81,710,103 SHARES OUTSTANDING–100.00%	$815,408,056
NET ASSET VALUE PER SHARE–LVIP MACQUARIE DIVERSIFIED FLOATING RATE FUND STANDARD CLASS ($73,527,284 / 7,357,472 Shares)	$9.994
NET ASSET VALUE PER SHARE–LVIP MACQUARIE DIVERSIFIED FLOATING RATE FUND SERVICE CLASS ($741,880,772 / 74,352,631 Shares)	$9.978
LVIP Macquarie Diversified Floating Rate Fund-7

LVIP Macquarie Diversified Floating Rate Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$825,545,959
Distributable earnings/(accumulated loss)	(10,137,903)
TOTAL NET ASSETS	$815,408,056

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2024. Rate will reset at a future date.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
∞Delayed settlement. Interest rate to be determined upon settlement date.
ΔSecurities have been classified by country of origin.

★Includes $90,000 cash collateral held at broker for futures contracts, $6,935,456 cash collateral held at brokers for centrally cleared swap contracts, $13,037 variation margin due from broker on futures contracts, $38,915 variation margin due from brokers on centrally cleared swap contracts, $3,237,859 payable for securities purchased, $470,720 payable for fund shares redeemed, $26,878 other accrued expenses payable, $541,485 due to manager and affiliates, $1,469,559 due to custodian, $25,525 payable for audit fee and $48,005 payable for fund accounting fee as of June 30, 2024.

The following futures contracts and swap contracts were outstanding at June 30, 2024:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contract:
(27)	U.S. Treasury 10 yr Ultra Notes	$(3,065,344)	$(3,072,454)	9/19/24	$7,110	$—
Swap Contracts1
Interest Rate Swap (IRS) Contracts
Notional Amount[3]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared
15,310,000	0.48	SOFR03M	Receive	Bi-Monthly/Quarterly	10/5/30	$3,529,419	$—	$3,529,419	$—
17,655,000	2.81	SOFR12M	Receive	Annual	8/8/25	814,329	—	814,329	—
19,545,000	0.09	SOFR12M	Receive	Annual	8/24/25	1,943,215	—	1,943,215	—
19,825,000	0.72	SOFR12M	Receive	Annual	3/25/26	1,545,886	—	1,545,886	—
5,700,000	1.65	SOFR12M	Receive	Annual/Semiannual	2/22/27	465,311	—	465,311	—
18,405,000	3.53	SOFR12M	Receive	Annual	5/26/28	458,907	—	458,907	—
3,605,000	3.68	SOFR12M	Receive	Annual	6/13/28	66,907	—	66,907	—
9,500,000	0.28	SOFR12M	Receive	Annual	10/5/27	1,506,001	—	1,506,001	—
18,415,000	2.42	SOFR12M	Receive	Annual	8/2/29	1,877,013	—	1,877,013	—
6,795,000	4.56	SOFR12M	Receive	Annual	10/24/30	(167,369)	—	—	(167,369)
6,115,000	4.96	SOFR12M	Receive	Annual	11/2/25	9,038	—	9,038	—
16,255,000	4.79	SOFR12M	Receive	Annual	11/13/25	70,244	—	70,244	—
8,585,000	4.27	SOFR12M	Receive	Annual	11/13/28	11,614	—	11,614	—
19,415,000	3.52	SOFR12M	Receive	Annual	12/28/30	716,268	—	716,268	—
20,315,000	4.14	SOFR12M	Receive	Annual	12/28/25	318,293	—	318,293	—
12,450,000	3.51	SOFR12M	Receive	Annual	1/2/29	419,762	—	419,762	—
19,725,000	3.76	SOFR12M	Receive	Annual	2/5/27	442,266	—	442,266	—
17,725,000	3.97	SOFR12M	Receive	Annual	2/20/29	187,089	—	187,089	—
17,835,000	4.04	SOFR12M	Receive	Annual	3/18/29	107,773	—	107,773	—
37,820,000	4.13	SOFR12M	Receive	Annual	6/12/31	(287,461)	—	—	(287,461)
LVIP Macquarie Diversified Floating Rate Fund-8

LVIP Macquarie Diversified Floating Rate Fund
Statement of Net Assets (continued)
Swap Contracts1
Interest Rate Swap (IRS) Contracts (continued)
Notional Amount[3]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared: (continued)
29,290,000	4.49	SOFR12M	Receive	Annual	6/12/27	(112,603)	$—	$—	$(112,603)
30,245,000	4.74	SOFR12M	Receive	Annual	6/12/26	(69,078)	—	—	(69,078)
Total IRS Contracts							$—	$14,489,335	$(636,511)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2024.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
CLO–Collateralized Loan Obligation
GM–Insured by Assured Guaranty Municipal Corporation
GNMA–Government National Mortgage Association
GS–Goldman Sachs
IRS–Interest Rate Swap
JPM-BB–JPMorgan Barclays Bank
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR03M–Secured Overnight Financing Rate 3 Months
SOFR12M–Secured Overnight Financing Rate 12 Months
SOFR30A–Secured Overnight Financing Rate 30 Days Average
SOFRINDX–Secured Overnight Financing Rate Index
SOFRTE01M–1 Month Term Secured Overnight Financing Rate
SOFRTE03M–3 Month Term Secured Overnight Financing Rate
STACR–Structured Agency Credit Risk
TSFR03M–3 Month Term Secured Overnight Financing Rate
USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Diversified Floating Rate Fund-9

LVIP Macquarie Diversified Floating Rate Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Interest	$19,334,418
EXPENSES:
Management fees	2,321,520
Distribution fees-Service Class	910,019
Shareholder servicing fees	115,853
Accounting and administration expenses	86,859
Professional fees	37,338
Custodian fees	14,159
Trustees’ fees and expenses	12,794
Reports and statements to shareholders	11,262
Pricing fees	10,090
Consulting fees	1,391
Other	9,317
3,530,602
Less:
Management fees waived	(119,847)
Total operating expenses	3,410,755
NET INVESTMENT INCOME	15,923,663
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(197,910)
Futures contracts	256,909
Swap contracts	4,946,137
Net realized gain	5,005,136
Net change in unrealized appreciation (depreciation) of:
Investments	(758,886)
Futures contracts	7,110
Swap contracts	3,292,433
Net change in unrealized appreciation (depreciation)	2,540,657
NET REALIZED AND UNREALIZED GAIN	7,545,793
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,469,456
See accompanying notes, which are an integral part of the financial statements.

LVIP Macquarie Diversified Floating Rate Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$15,923,663	$27,793,637
Net realized gain	5,005,136	8,268,095
Net change in unrealized appreciation (depreciation)	2,540,657	4,516,608
Net increase in net assets resulting from operations	23,469,456	40,578,340
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(3,443,916)
Service Class	—	(34,232,270)
Return of capital:
Standard Class	—	(50,061)
Service Class	—	(520,048)
	—	(38,246,295)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	12,438,322	19,985,810
Service Class	54,045,122	66,616,032
Reinvestment of dividends and distributions:
Standard Class	—	3,493,977
Service Class	—	34,752,318
	66,483,444	124,848,137
Cost of shares redeemed:
Standard Class	(9,056,757)	(23,183,445)
Service Class	(41,670,184)	(128,121,777)
	(50,726,941)	(151,305,222)
Increase (decrease) in net assets derived from capital share transactions	15,756,503	(26,457,085)
NET INCREASE (DECREASE) IN NET ASSETS	39,225,959	(24,125,040)
NET ASSETS:
Beginning of period	776,182,097	800,307,137
End of period	$815,408,056	$776,182,097
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Diversified Floating Rate Fund-10

LVIP Macquarie Diversified Floating Rate Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie Diversified Floating Rate Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$9.694	$9.682	$9.908	$9.988	$10.003	$9.831
Income (loss) from investment operations:
Net investment income[2]	0.206	0.373	0.186	0.110	0.146	0.256
Net realized and unrealized gain (loss)	0.094	0.165	(0.176)	(0.070)	(0.010)	0.195
Total from investment operations	0.300	0.538	0.010	0.040	0.136	0.451
Less dividends and distributions from:
Net investment income	—	(0.519)	(0.236)	(0.112)	(0.143)	(0.279)
Return of capital	—	(0.007)	—	(0.008)	(0.008)	—
Total dividends and distributions	—	(0.526)	(0.236)	(0.120)	(0.151)	(0.279)
Net asset value, end of period	$9.994	$9.694	$9.682	$9.908	$9.988	$10.003
Total return[3]	3.09%	5.57%	0.10%	0.40%	1.36%	4.60%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$73,527	$67,981	$67,448	$64,208	$56,114	$55,043
Ratio of expenses to average net assets	0.63%	0.63%	0.63%	0.62%	0.63%	0.63%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.66%	0.66%	0.66%	0.65%	0.66%	0.66%
Ratio of net investment income to average net assets	4.21%	3.76%	1.90%	1.10%	1.46%	2.53%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.18%	3.73%	1.87%	1.07%	1.43%	2.50%
Portfolio turnover	51%	75%	64%	70%	66%	85%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Diversified Floating Rate Fund-11

LVIP Macquarie Diversified Floating Rate Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie Diversified Floating Rate Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$9.691	$9.679	$9.904	$9.985	$9.999	$9.827
Income (loss) from investment operations:
Net investment income[2]	0.194	0.347	0.162	0.085	0.121	0.230
Net realized and unrealized gain (loss)	0.093	0.165	(0.176)	(0.071)	(0.009)	0.195
Total from investment operations	0.287	0.512	(0.014)	0.014	0.112	0.425
Less dividends and distributions from:
Net investment income	—	(0.493)	(0.211)	(0.089)	(0.119)	(0.253)
Return of capital	—	(0.007)	—	(0.006)	(0.007)	—
Total dividends and distributions	—	(0.500)	(0.211)	(0.095)	(0.126)	(0.253)
Net asset value, end of period	$9.978	$9.691	$9.679	$9.904	$9.985	$9.999
Total return[3]	2.96%	5.31%	(0.16% )	0.14%	1.12%	4.34%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$741,881	$708,201	$732,859	$803,024	$763,495	$837,649
Ratio of expenses to average net assets	0.88%	0.88%	0.88%	0.87%	0.88%	0.88%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.91%	0.91%	0.91%	0.90%	0.91%	0.91%
Ratio of net investment income to average net assets	3.96%	3.51%	1.65%	0.85%	1.21%	2.28%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.93%	3.48%	1.62%	0.82%	1.18%	2.25%
Portfolio turnover	51%	75%	64%	70%	66%	85%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Diversified Floating Rate Fund-12

LVIP Macquarie Diversified Floating Rate Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Macquarie Diversified Floating Rate Fund (formerly, LVIP Delaware Diversified Floating Rate Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek total return.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Macquarie Diversified Floating Rate Fund-13

LVIP Macquarie Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Interest income is recorded on an accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.60% of the first $500 million of the Fund’s average daily net assets; and 0.55% of the Fund’s average daily net assets in excess of $500 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.03% on the first $2 billion of the Fund’s average daily net assets and 0.05% of the Fund’s average daily net assets in excess of $2 billion.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$33,781
Legal	5,140
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,318 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$368,228
Distribution fees payable to LFD	152,341
Printing and mailing fees payable to Lincoln Life	1,523
Shareholder servicing fees payable to Lincoln Life	19,393
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP Macquarie Diversified Floating Rate Fund-14

LVIP Macquarie Diversified Floating Rate Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$176,568,900
Purchases of U.S. government securities	265,608,555
Sales other than U.S. government securities	127,849,308
Sales of U.S. government securities	271,468,513
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$824,516,990
Aggregate unrealized appreciation of investments and derivatives	$16,325,195
Aggregate unrealized depreciation of investments and derivatives	(22,267,427)
Net unrealized depreciation of investments and derivatives	$(5,942,232)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Macquarie Diversified Floating Rate Fund-15

LVIP Macquarie Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$10,885,964	$—	$10,885,964
Agency Mortgage-Backed Securities	—	53,452,499	—	53,452,499
Agency Obligations	—	32,159,087	—	32,159,087
Corporate Bonds	—	172,909,325	—	172,909,325
Loan Agreements	—	48,698,154	—	48,698,154
Non-Agency Asset-Backed Securities	—	139,272,026	—	139,272,026
Non-Agency Commercial Mortgage-Backed Securities	—	67,700,543	—	67,700,543
Regional Bond	—	8,145,780	—	8,145,780
Sovereign Bonds	—	41,909,162	—	41,909,162
Supranational Banks	—	74,033,152	—	74,033,152
U.S. Treasury Obligations	—	145,969,965	—	145,969,965
Money Market Fund	9,579,167	—	—	9,579,167
Total Investments	$9,579,167	$795,135,657	$—	$804,714,824
Derivatives:

Assets:
Futures Contract	$7,110	$—	$—	$7,110
Swap Contracts	$—	$14,489,335	$—	$14,489,335
Liabilities:
Swap Contracts	$—	$(636,511)	$—	$(636,511)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	1,263,160	2,008,203
Service Class	5,498,828	6,715,517
Shares reinvested:
Standard Class	—	360,534
Service Class	—	3,587,119
	6,761,988	12,671,373
Shares redeemed:
Standard Class	(918,137)	(2,322,567)
Service Class	(4,223,670)	(12,943,779)
	(5,141,807)	(15,266,346)
Net increase (decrease)	1,620,181	(2,594,973)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
LVIP Macquarie Diversified Floating Rate Fund-16

LVIP Macquarie Diversified Floating Rate Fund
Notes to Financial Statements (continued)
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Swap Contracts–The Fund enters into interest rate swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or hedge against changes in interest rates.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such a swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from (paid to) the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades.
During the six months ended June 30, 2024, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	$7,110	Receivables and other assets net of liabilities	$—
Swap contracts (Interest rate contracts)	Receivables and other assets net of liabilities	14,489,335	Receivables and other assets net of liabilities	(636,511)
Total		$14,496,445		$(636,511)
LVIP Macquarie Diversified Floating Rate Fund-17

LVIP Macquarie Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$256,909	$7,110
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	4,946,137	3,292,433
Total		$5,203,046	$3,299,543
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$—	$12,865,537
Interest rate swap contracts (average notional value)*	252,263,571	64,924,286

*Long represents paying floating interest payments and short represent receiving floating interest payments.
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
7. Risk Factors
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
LVIP Macquarie Diversified Floating Rate Fund-18

LVIP Macquarie Diversified Floating Rate Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU was effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In March 2021, the Financial Conduct Authority (FCA), regulator of financial services firms and financial markets in the United Kingdom, announced that the intended cessation date of the overnight 1-, 3-, 6-, and 12-month tenors of USD LIBOR would be June 30, 2023. In December 2022, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2022-06, Reference Rate Reform (Topic 848)-Deferral of the Sunset Date of Topic 848. The amendments in this update defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management is currently evaluating the impact, if any, of applying this ASU.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Macquarie Diversified Floating Rate Fund-19

LVIP Macquarie Diversified Income Fund
(formerly, LVIP Delaware Diversified Income Fund)
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP Macquarie Diversified Income Fund

LVIP Macquarie Diversified Income Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.02%
•Fannie Mae Connecticut Avenue Securities
Series 2019-R01 2M2 7.90% (SOFR30A + 2.56%) 7/25/31	12,344	$12,366
Series 2022-R01 1M2 7.24% (SOFR30A + 1.90%) 12/25/41	2,600,000	2,630,681
Series 2022-R02 2M2 8.34% (SOFR30A + 3.00%) 1/25/42	1,600,000	1,644,390
Fannie Mae Grantor Trust
•Series 1999-T2 A1 7.50% 1/19/39	110	110
Series 2004-T1 1A2 6.50% 1/25/44	1,461	1,490
Fannie Mae REMIC Trust
•Series 2002-W6 2A1 7.00% 6/25/42	5,735	5,532
Series 2004-W11 1A2 6.50% 5/25/44	9,501	9,626
Fannie Mae REMICS
Series 2013-44 Z 3.00% 5/25/43	12,431	9,114
Series 2017-40 GZ 3.50% 5/25/47	943,338	850,391
Freddie Mac REMICs Series 4676 KZ 2.50% 7/15/45	817,727	692,813
•Freddie Mac STACR REMIC Trust
Series 2017-HQA2 M2AS 6.50% (SOFR30A + 1.16%) 12/25/29	87,931	88,156
Series 2021-DNA5 M2 6.99% (SOFR30A + 1.65%) 1/25/34	3,331,620	3,353,753
Series 2021-HQA2 M2 7.39% (SOFR30A + 2.05%) 12/25/33	9,162,161	9,367,350
Series 2022-DNA1 M2 7.84% (SOFR30A + 2.50%) 1/25/42	1,600,000	1,630,381
Series 2022-DNA2 M2 9.09% (SOFR30A + 3.75%) 2/25/42	1,500,000	1,574,437
♦Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43	6,342	6,438
Series T-58 2A 6.50% 9/25/43	1,529	1,579
GNMA Series 2013-113 LY 3.00% 5/20/43	852,007	761,712
Total Agency Collateralized Mortgage Obligations (Cost $22,405,685)		22,640,319
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.16%
♦Freddie Mac Multifamily Structured Pass Through Certificates Series X3FX A2FX 3.00% 6/25/27	2,545,000	$2,431,767
•FREMF Mortgage Trust Series 2017-K71 B 3.88% 11/25/50	1,175,000	1,109,882
Total Agency Commercial Mortgage-Backed Securities (Cost $3,671,977)		3,541,649
AGENCY MORTGAGE-BACKED SECURITIES–26.42%
Fannie Mae S.F. 15 yr
2.00% 3/1/37	9,981,612	8,836,660
2.50% 7/1/36	8,385,276	7,584,664
2.50% 8/1/36	390,749	353,441
4.50% 5/1/38	2,501,556	2,447,275
Fannie Mae S.F. 20 yr
2.00% 3/1/41	4,211,898	3,537,065
2.00% 5/1/41	4,826,367	4,036,863
3.00% 9/1/37	1,326,454	1,231,269
4.00% 8/1/42	915,291	851,680
5.50% 8/1/43	6,280,361	6,291,854
Fannie Mae S.F. 30 yr
2.00% 6/1/50	23,942,185	18,929,085
2.00% 11/1/50	6,303,609	5,001,051
2.00% 12/1/50	5,407,521	4,270,435
2.00% 1/1/51	1,718,895	1,368,926
2.00% 2/1/51	4,786,056	3,815,262
2.00% 4/1/51	411,828	323,770
2.00% 8/1/51	2,394,037	1,899,130
2.00% 9/1/51	8,451,534	6,634,693
2.50% 1/1/43	1,995,933	1,689,989
2.50% 8/1/50	9,365,768	7,816,955
2.50% 11/1/50	12,728,221	10,477,072
2.50% 1/1/51	3,646,907	3,011,773
2.50% 12/1/51	1,220,141	1,000,346
2.50% 2/1/52	25,874,412	21,250,727
3.00% 10/1/46	5,972,099	5,221,134
3.00% 4/1/47	656,068	570,657
3.00% 11/1/48	1,130,509	986,829
3.00% 12/1/49	9,490,580	8,201,883
3.00% 5/1/51	892,498	771,595
3.00% 7/1/51	6,834,698	5,889,618
3.00% 12/1/51	550,828	474,986
3.00% 6/1/52	7,693,763	6,598,985
3.50% 2/1/47	3,366,381	3,062,805
3.50% 7/1/47	2,942,666	2,680,962
3.50% 1/1/48	3,341,921	3,029,109
3.50% 2/1/48	1,969,346	1,774,759
3.50% 1/1/50	1,300,272	1,176,100
3.50% 3/1/50	1,175,798	1,057,701
3.50% 7/1/50	7,149,064	6,443,156
3.50% 8/1/50	8,639,244	7,816,365
3.50% 1/1/52	1,953,525	1,731,956
3.50% 3/1/52	480,014	429,585
LVIP Macquarie Diversified Income Fund-1

LVIP Macquarie Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.50% 5/1/52	8,931,110	$7,953,293
3.50% 6/1/52	23,621,544	20,922,225
3.50% 9/1/52	7,131,089	6,373,290
4.00% 3/1/47	7,217,606	6,753,231
4.00% 4/1/47	814,195	762,591
4.00% 6/1/48	2,830,219	2,643,302
4.00% 9/1/48	189,618	176,264
4.00% 10/1/48	4,135,358	3,873,452
4.00% 6/1/49	887,510	829,457
4.00% 5/1/51	6,156,912	5,723,312
4.50% 7/1/40	322,980	312,875
4.50% 8/1/41	707,999	687,716
4.50% 5/1/46	52,212	50,718
4.50% 4/1/48	301,309	293,988
4.50% 12/1/48	38,431	36,684
4.50% 1/1/49	7,363,293	7,063,476
4.50% 1/1/50	17,026,387	16,504,508
4.50% 4/1/50	1,207,647	1,157,602
4.50% 10/1/52	20,007,610	18,889,448
4.50% 2/1/53	8,709,318	8,214,820
5.00% 7/1/47	666,212	658,790
5.00% 7/1/49	1,279,206	1,259,655
5.00% 1/1/51	5,565,992	5,472,031
5.50% 5/1/44	5,492,279	5,513,232
5.50% 10/1/52	9,242,391	9,151,137
5.50% 11/1/52	6,764,446	6,722,056
5.50% 3/1/53	765,512	755,731
5.50% 7/1/53	5,500,009	5,425,215
5.50% 8/1/53	6,177,514	6,207,899
6.00% 1/1/42	6,394,081	6,537,164
6.00% 5/1/53	4,831,000	4,872,286
6.00% 7/1/53	4,741,912	4,839,292
6.00% 9/1/53	12,260,186	12,297,939
Freddie Mac S.F. 15 yr 3.00% 3/1/35	10,656,329	9,921,957
Freddie Mac S.F. 20 yr
2.00% 3/1/41	5,835,896	4,929,244
2.00% 5/1/42	2,095,404	1,751,408
2.00% 8/1/42	3,898,519	3,261,756
2.50% 1/1/40	2,803,813	2,440,928
2.50% 6/1/41	9,958,974	8,658,553
2.50% 3/1/42	2,271,263	1,957,790
3.00% 4/1/42	2,252,939	1,992,555
3.00% 6/1/42	3,588,680	3,173,183
5.00% 11/1/42	4,679,123	4,588,723
Freddie Mac S.F. 30 yr
2.00% 3/1/52	3,289,882	2,577,450
2.50% 3/1/51	7,479,189	6,213,625
2.50% 12/1/51	8,786,889	7,296,471
2.50% 5/1/52	6,127,940	5,007,460
3.00% 11/1/46	2,567,744	2,246,247
3.00% 1/1/47	2,527,159	2,205,190
3.00% 1/1/50	1,003,983	870,244
3.00% 7/1/50	1,502,715	1,303,758
3.00% 5/1/51	9,231,127	8,031,902
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
3.00% 8/1/52	7,058,650	$6,079,145
3.50% 11/1/48	2,450,711	2,213,942
3.50% 2/1/52	1,864,353	1,662,420
3.50% 4/1/52	3,589,725	3,193,936
4.00% 10/1/47	1,143,313	1,058,776
4.00% 9/1/49	2,152,843	2,007,899
4.00% 9/1/52	20,147,538	18,517,048
4.50% 1/1/49	3,916,499	3,743,141
4.50% 3/1/49	256,494	245,339
4.50% 8/1/49	2,580,287	2,477,303
4.50% 7/1/52	1,204,375	1,137,718
4.50% 10/1/52	19,047,471	17,971,290
5.00% 7/1/52	5,022,020	4,887,609
5.00% 9/1/52	8,766,667	8,542,610
5.00% 6/1/53	28,721,426	27,791,552
5.50% 9/1/41	2,410,243	2,422,162
5.50% 9/1/52	7,652,084	7,589,313
5.50% 11/1/52	4,628,335	4,593,258
5.50% 3/1/53	3,914,004	3,891,482
5.50% 9/1/53	8,768,713	8,725,267
6.00% 1/1/53	940,753	956,117
GNMA I S.F. 30 yr 3.00% 3/15/50	641,170	559,714
GNMA II S.F. 30 yr
3.00% 12/20/51	4,586,568	3,999,042
3.00% 1/20/52	8,825,195	7,688,568
5.00% 9/20/52	2,548,388	2,483,795
5.50% 6/20/49	4,798,122	4,825,479
Total Agency Mortgage-Backed Securities (Cost $629,886,512)		587,205,218
AGENCY OBLIGATION–0.02%
Korea Housing Finance Corp. 4.63% 2/24/33	410,000	392,891
Total Agency Obligation (Cost $396,763)		392,891
CORPORATE BONDS–32.79%
Aerospace & Defense–0.33%
Boeing Co. 2.20% 2/4/26	4,675,000	4,393,916
Northrop Grumman Corp. 5.20% 6/1/54	3,245,000	3,038,336
		7,432,252
Agriculture–0.02%
**πMHP Lux SA 6.95% 4/3/26	545,000	452,350
		452,350
Airlines–0.41%
Azul Secured Finance LLP 11.93% 8/28/28	330,000	320,266
Grupo Aeromexico SAB de CV 8.50% 3/17/27	700,000	700,472
United Airlines, Inc.
4.38% 4/15/26	2,560,000	2,472,979
LVIP Macquarie Diversified Income Fund-2

LVIP Macquarie Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
United Airlines, Inc. (continued)
4.63% 4/15/29	5,963,000	$5,553,402
		9,047,119
Auto Manufacturers–0.77%
Ford Motor Credit Co. LLC
2.30% 2/10/25	420,000	410,650
2.90% 2/16/28	1,030,000	931,669
2.90% 2/10/29	615,000	542,248
4.54% 8/1/26	1,749,000	1,702,345
5.80% 3/5/27	2,340,000	2,340,053
5.80% 3/8/29	1,755,000	1,748,835
6.13% 3/8/34	1,450,000	1,434,207
6.80% 11/7/28	850,000	878,300
General Motors Co.
5.40% 4/1/48	2,097,000	1,876,228
5.95% 4/1/49	699,000	678,411
General Motors Financial Co., Inc.
5.60% 6/18/31	985,000	977,628
5.95% 4/4/34	965,000	965,824
Hyundai Capital America
5.28% 6/24/27	1,295,000	1,289,286
5.40% 6/24/31	1,420,000	1,408,109
		17,183,793
Auto Parts & Equipment–0.14%
Aptiv PLC 3.10% 12/1/51	4,967,000	3,033,134
		3,033,134
Banks–8.90%
Access Bank PLC 6.13% 9/21/26	600,000	569,280
μAkbank TAS 6.80% 6/22/31	310,000	302,405
Banco de Credito del Peru SA
μ3.13% 7/1/30	460,000	442,576
5.85% 1/11/29	520,000	526,352
μBanco de Credito e Inversiones SA 8.75% 2/8/29	550,000	576,180
μBanco GNB Sudameris SA 7.50% 4/16/31	535,000	475,866
μBanco Industrial SA 4.88% 1/29/31	300,000	289,500
μBanco Internacional del Peru SAA Interbank 7.63% 1/16/34	470,000	495,803
μBanco Mercantil del Norte SA 8.38% 10/14/30	205,000	206,395
Banco Nacional de Panama 2.50% 8/11/30	360,000	276,928
μBanco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 7.53% 10/1/28	325,000	336,880
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Banco Santander SA 5.59% 8/8/28	1,400,000	$1,412,952
μBangkok Bank PCL 5.00% 9/23/25	400,000	389,467
μBank Leumi Le-Israel BM 7.13% 7/18/33	550,000	535,459
μBank of America Corp.
2.48% 9/21/36	10,395,000	8,285,520
5.47% 1/23/35	1,970,000	1,968,007
5.82% 9/15/29	4,171,000	4,258,316
6.20% 11/10/28	5,285,000	5,442,642
μBank of Montreal 7.70% 5/26/84	2,555,000	2,609,651
μBank of New York Mellon Corp. 4.70% 9/20/25	4,870,000	4,784,119
μBarclays PLC
6.22% 5/9/34	1,365,000	1,398,620
7.39% 11/2/28	1,372,000	1,445,569
μBBVA Bancomer SA
5.88% 9/13/34	330,000	305,956
8.13% 1/8/39	365,000	369,640
CIMB Bank Bhd. 2.13% 7/20/27	405,000	369,413
Citibank NA
5.44% 4/30/26	1,585,000	1,590,510
5.49% 12/4/26	3,960,000	3,981,382
μCitigroup, Inc.
5.17% 2/13/30	4,015,000	3,991,612
5.61% 9/29/26	747,000	746,585
μCitizens Bank NA 6.06% 10/24/25	3,645,000	3,642,978
Credit Agricole SA
5.30% 7/12/28	1,630,000	1,631,765
μ6.32% 10/3/29	4,177,000	4,289,877
μDeutsche Bank AG
3.73% 1/14/32	2,820,000	2,377,614
6.72% 1/18/29	3,558,000	3,671,793
6.82% 11/20/29	2,599,000	2,702,926
7.15% 7/13/27	1,755,000	1,797,713
Development Bank of Kazakhstan JSC 5.50% 4/15/27	200,000	198,775
Emirates NBD Bank PJSC 2.63% 2/18/25	330,000	322,737
μFifth Third Bancorp 6.36% 10/27/28	679,000	693,801
μFifth Third Bank NA 5.85% 10/27/25	3,780,000	3,776,680
μFirst Abu Dhabi Bank PJSC 4.50% 4/5/26	355,000	342,188
μGoldman Sachs Group, Inc.
5.73% 4/25/30	1,860,000	1,893,026
5.85% 4/25/35	2,040,000	2,089,627
6.48% 10/24/29	8,295,000	8,660,353
LVIP Macquarie Diversified Income Fund-3

LVIP Macquarie Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
HDFC Bank Ltd. 5.18% 2/15/29	510,000	$507,720
μHuntington Bancshares, Inc. 6.21% 8/21/29	2,785,000	2,843,576
μHuntington National Bank 4.55% 5/17/28	452,000	440,309
ICICI Bank Ltd. 4.00% 3/18/26	245,000	239,337
μING Groep NV 6.08% 9/11/27	1,330,000	1,344,761
μJPMorgan Chase & Co.
3.11% 4/22/41	1,290,000	965,427
3.11% 4/22/51	2,205,000	1,501,291
3.70% 5/6/30	230,000	215,057
5.00% 8/1/24	2,495,000	2,487,864
5.01% 1/23/30	2,075,000	2,059,086
5.34% 1/23/35	2,175,000	2,161,997
5.57% 4/22/28	2,245,000	2,263,178
5.77% 4/22/35	5,815,000	5,966,236
6.25% 10/23/34	1,418,000	1,503,943
KeyBank NA
4.15% 8/8/25	4,349,000	4,264,841
5.85% 11/15/27	709,000	706,655
Kookmin Bank 2.50% 11/4/30	512,000	429,938
μLloyds Banking Group PLC 5.72% 6/5/30	1,475,000	1,486,986
μMorgan Stanley
0.50% 10/26/29	3,350,000	3,134,857
2.48% 9/16/36	21,355,000	16,894,393
5.83% 4/19/35	5,246,000	5,377,543
6.14% 10/16/26	1,475,000	1,484,688
6.30% 10/18/28	3,189,000	3,290,267
6.41% 11/1/29	2,746,000	2,865,073
6.63% 11/1/34	2,595,000	2,802,609
μNBK SPC Ltd.
1.63% 9/15/27	800,000	735,000
5.50% 6/6/30	515,000	519,856
μOversea-Chinese Banking Corp. Ltd. 1.83% 9/10/30	345,000	329,798
μPNC Financial Services Group, Inc.
5.68% 1/22/35	1,760,000	1,769,443
6.88% 10/20/34	2,670,000	2,909,946
Popular, Inc. 7.25% 3/13/28	1,480,000	1,519,560
QNB Finance Ltd. 2.63% 5/12/25	590,000	574,256
μRizal Commercial Banking Corp. 6.50% 8/27/25	535,000	527,219
Shinhan Bank Co. Ltd. 5.75% 4/15/34	410,000	404,652
Shinhan Financial Group Co. Ltd. 5.00% 7/24/28	280,000	277,290
μStandard Chartered PLC 6.30% 1/9/29	460,000	469,456
SVB Financial Group
‡1.80% 2/2/31	1,505,000	918,050
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
SVB Financial Group (continued)
μ‡4.00% 5/15/26	6,755,000	$50,663
μ‡4.10% 2/15/31	4,850,000	24,250
μ‡4.57% 4/29/33	4,845,000	2,907,000
μTBC Bank JSC 10.25% 7/30/29	650,000	637,201
Toronto-Dominion Bank 4.11% 6/8/27	1,355,000	1,315,006
Truist Bank
2.25% 3/11/30	4,195,000	3,498,921
μ2.64% 9/17/29	10,165,000	9,946,923
μTruist Financial Corp. 4.95% 9/1/25	2,750,000	2,693,697
μTurkiye Garanti Bankasi AS
7.18% 5/24/27	315,000	310,532
8.38% 2/28/34	505,000	503,106
Turkiye Is Bankasi AS 7.75% 6/12/29	660,000	660,000
μU.S. Bancorp
2.49% 11/3/36	1,685,000	1,326,576
4.65% 2/1/29	1,970,000	1,927,622
5.38% 1/23/30	795,000	797,130
5.68% 1/23/35	1,795,000	1,801,885
5.73% 10/21/26	421,000	421,718
6.79% 10/26/27	1,150,000	1,184,052
μUBS Group AG
0.25% 11/5/28	1,650,000	1,577,805
5.70% 2/8/35	1,005,000	1,003,975
μYapi ve Kredi Bankasi AS 9.25% 1/17/34	495,000	507,424
		197,763,082
Beverages–0.02%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25% 4/27/29	367,000	341,375
		341,375
Biotechnology–0.19%
Royalty Pharma PLC
1.75% 9/2/27	2,675,000	2,403,069
3.35% 9/2/51	2,758,000	1,763,627
		4,166,696
Building Materials–0.29%
μCemex SAB de CV 9.13% 3/14/28	427,000	455,519
Holcim Finance Luxembourg SA
0.50% 4/23/31	1,800,000	1,545,773
0.63% 4/6/30	1,700,000	1,535,009
Sisecam U.K. PLC 8.25% 5/2/29	540,000	548,392
LVIP Macquarie Diversified Income Fund-4

LVIP Macquarie Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
Standard Industries, Inc. 3.38% 1/15/31	2,005,000	$1,689,273
UltraTech Cement Ltd. 2.80% 2/16/31	355,000	299,599
West China Cement Ltd. 4.95% 7/8/26	415,000	338,432
		6,411,997
Chemicals–0.52%
LYB International Finance III LLC
3.63% 4/1/51	2,070,000	1,423,141
5.50% 3/1/34	3,655,000	3,616,303
OCP SA
3.75% 6/23/31	440,000	378,729
5.13% 6/23/51	640,000	480,809
7.50% 5/2/54	545,000	555,979
Sasol Financing USA LLC 8.75% 5/3/29	595,000	604,042
Sherwin-Williams Co. 3.30% 5/15/50	6,015,000	4,093,469
Sociedad Quimica y Minera de Chile SA 6.50% 11/7/33	485,000	506,788
		11,659,260
Commercial Services–0.24%
Adani Ports & Special Economic Zone Ltd. 4.38% 7/3/29	375,000	335,539
Bidvest Group U.K. PLC 3.63% 9/23/26	375,000	348,826
ERAC USA Finance LLC
4.90% 5/1/33	1,235,000	1,201,963
5.00% 2/15/29	1,180,000	1,176,859
Hutama Karya Persero PT 3.75% 5/11/30	300,000	274,125
International Container Terminal Services, Inc. 4.75% 6/17/30	585,000	560,418
Movida Europe SA 7.85% 4/11/29	515,000	484,641
United Rentals North America, Inc. 3.88% 2/15/31	1,124,000	1,002,783
		5,385,154
Computers–0.07%
Apple, Inc. 1.40% 8/5/28	1,790,000	1,575,626
		1,575,626
Diversified Financial Services–2.20%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	2,070,000	1,930,965
3.00% 10/29/28	3,769,000	3,425,156
6.50% 7/15/25	2,870,000	2,891,948
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Air Lease Corp.
2.88% 1/15/26	3,870,000	$3,712,961
3.00% 2/1/30	5,465,000	4,840,100
3.38% 7/1/25	1,255,000	1,226,318
μ4.13% 12/15/26	5,260,000	4,754,847
4.63% 10/1/28	3,468,000	3,362,857
5.10% 3/1/29	2,508,000	2,481,531
Aviation Capital Group LLC
3.50% 11/1/27	5,545,000	5,190,565
5.38% 7/15/29	2,300,000	2,273,201
BOC Aviation USA Corp. 5.25% 1/14/30	850,000	846,030
Jefferies Financial Group, Inc.
2.63% 10/15/31	5,310,000	4,285,181
4.15% 1/23/30	2,135,000	1,983,235
5.88% 7/21/28	1,848,000	1,866,558
6.05% 3/12/25	2,555,000	2,553,309
6.50% 1/20/43	750,000	783,491
XP, Inc. 6.75% 7/2/29	430,000	425,700
		48,833,953
Electric–3.68%
Abu Dhabi National Energy Co. PJSC 2.00% 4/29/28	570,000	509,689
AEP Texas, Inc. 5.40% 6/1/33	895,000	871,309
AES Andes SA
6.30% 3/15/29	510,000	513,330
μ8.15% 6/10/55	520,000	520,000
Alfa Desarrollo SpA 4.55% 9/27/51	501,435	376,596
Berkshire Hathaway Energy Co. 2.85% 5/15/51	7,555,000	4,604,515
Calpine Corp.
4.50% 2/15/28	616,000	585,254
5.00% 2/1/31	1,990,000	1,857,261
5.13% 3/15/28	585,000	562,623
CenterPoint Energy, Inc. 4.25% 11/1/28	1,560,000	1,493,807
Consorcio Transmantaro SA 5.20% 4/11/38	465,000	436,078
Constellation Energy Generation LLC 5.75% 3/15/54	2,595,000	2,514,878
DTE Energy Co. 5.10% 3/1/29	2,295,000	2,276,221
Duke Energy Carolinas LLC 4.95% 1/15/33	3,880,000	3,813,559
μDuke Energy Corp. 4.88% 9/16/24	3,480,000	3,449,893
Duke Energy Indiana LLC 3.25% 10/1/49	2,480,000	1,659,185
Engie Energia Chile SA 6.38% 4/17/34	620,000	628,141
Engie SA
5.25% 4/10/29	1,600,000	1,595,186
LVIP Macquarie Diversified Income Fund-5

LVIP Macquarie Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Engie SA (continued)
5.63% 4/10/34	1,505,000	$1,497,180
Entergy Arkansas LLC 4.20% 4/1/49	1,930,000	1,534,699
Entergy Louisiana LLC 4.95% 1/15/45	545,000	477,638
Entergy Mississippi LLC 3.85% 6/1/49	2,400,000	1,769,373
Entergy Texas, Inc. 3.55% 9/30/49	1,380,000	986,390
Exelon Corp. 5.45% 3/15/34	1,115,000	1,107,070
Infraestructura Energetica Nova SAPI de CV 4.75% 1/15/51	450,000	326,033
JSW Hydro Energy Ltd. 4.13% 5/18/31	433,200	384,465
Minejesa Capital BV 5.63% 8/10/37	345,000	310,918
Mong Duong Finance Holdings BV 5.13% 5/7/29	706,669	671,332
NextEra Energy Capital Holdings, Inc.
5.55% 3/15/54	4,550,000	4,351,854
5.75% 9/1/25	5,415,000	5,426,735
Oglethorpe Power Corp.
3.75% 8/1/50	3,049,000	2,161,302
6.20% 12/1/53	565,000	579,337
Oryx Funding Ltd. 5.80% 2/3/31	565,000	557,316
Pacific Gas & Electric Co.
2.10% 8/1/27	925,000	834,604
3.30% 8/1/40	6,427,000	4,576,955
PacifiCorp
5.10% 2/15/29	580,000	579,606
5.45% 2/15/34	985,000	973,026
5.80% 1/15/55	900,000	871,431
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13% 5/15/27	475,000	457,868
5.25% 5/15/47	528,000	466,400
PG&E Corp. 5.25% 7/1/30	1,810,000	1,728,597
μSempra 4.88% 10/15/25	1,155,000	1,132,842
Southern California Edison Co.
4.00% 4/1/47	1,745,000	1,335,465
5.20% 6/1/34	2,160,000	2,109,123
Southwestern Electric Power Co. 4.10% 9/15/28	8,995,000	8,581,158
Star Energy Geothermal Wayang Windu Ltd. 6.75% 4/24/33	407,160	409,614
μVistra Corp. 7.00% 12/15/26	2,500,000	2,478,278
Vistra Operations Co. LLC
6.00% 4/15/34	985,000	987,354
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Vistra Operations Co. LLC (continued)
6.95% 10/15/33	3,575,000	$3,826,272
		81,757,760
Electronics–0.17%
Amphenol Corp.
2.20% 9/15/31	1,175,000	964,635
5.05% 4/5/27	1,160,000	1,159,025
5.25% 4/5/34	1,360,000	1,355,738
Foxconn Far East Ltd. 2.50% 10/28/30	405,000	347,640
		3,827,038
Energy-Alternate Sources–0.01%
Sweihan PV Power Co. PJSC 3.63% 1/31/49	393,906	315,520
		315,520
Engineering & Construction–0.34%
Aeropuertos Argentina 2000 SA 8.50% 8/1/31	452,543	461,466
Aeropuertos Dominicanos Siglo XXI SA 7.00% 6/30/34	420,000	423,655
Cellnex Finance Co. SA 3.88% 7/7/41	5,404,000	4,268,194
HTA Group Ltd. 7.50% 6/4/29	600,000	596,400
IHS Holding Ltd.
5.63% 11/29/26	380,000	359,880
5.63% 11/29/26	200,000	189,410
Summit Digitel Infrastructure Ltd. 2.88% 8/12/31	515,000	426,966
TAV Havalimanlari Holding AS 8.50% 12/7/28	845,000	864,646
		7,590,617
Entertainment–0.15%
•Light & Wonder International, Inc. 8.08% (SOFR CME01M + 2.75%) 4/14/29	3,227,574	3,227,574
		3,227,574
Food–0.43%
Bimbo Bakeries USA, Inc. 6.40% 1/15/34	480,000	507,457
Campbell Soup Co. 5.20% 3/19/27	6,625,000	6,634,946
Cencosud SA 5.95% 5/28/31	615,000	617,602
Indofood CBP Sukses Makmur Tbk. PT
3.54% 4/27/32	470,000	405,375
4.81% 4/27/52	325,000	269,303
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL 5.50% 1/15/30	445,000	438,218
LVIP Macquarie Diversified Income Fund-6

LVIP Macquarie Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Minerva Luxembourg SA 8.88% 9/13/33	625,000	$645,473
		9,518,374
Health Care Services–1.12%
DaVita, Inc.
3.75% 2/15/31	1,030,000	878,548
4.63% 6/1/30	780,000	704,831
Elevance Health, Inc.
5.15% 6/15/29	2,085,000	2,090,583
5.38% 6/15/34	1,300,000	1,306,176
HCA, Inc.
3.50% 7/15/51	1,859,000	1,242,514
5.45% 4/1/31	3,740,000	3,737,314
UnitedHealth Group, Inc.
4.50% 4/15/33	6,607,000	6,314,259
4.90% 4/15/31	6,640,000	6,578,399
5.38% 4/15/54	2,185,000	2,122,603
		24,975,227
Insurance–1.22%
AIA Group Ltd.
3.38% 4/7/30	305,000	277,730
5.38% 4/5/34	520,000	507,147
Aon Corp./Aon Global Holdings PLC 2.90% 8/23/51	18,100,000	11,043,214
Aon North America, Inc.
5.30% 3/1/31	3,740,000	3,729,131
5.75% 3/1/54	610,000	596,614
Athene Holding Ltd.
3.45% 5/15/52	4,320,000	2,760,824
3.95% 5/25/51	1,925,000	1,376,661
6.25% 4/1/54	1,240,000	1,240,801
Jones Deslauriers Insurance Management, Inc. 8.50% 3/15/30	3,765,000	3,926,413
New York Life Global Funding 5.45% 9/18/26	1,740,000	1,748,261
		27,206,796
Internet–0.06%
Alibaba Group Holding Ltd. 2.70% 2/9/41	460,000	309,136
Prosus NV 4.19% 1/19/32	585,000	516,056
Tencent Holdings Ltd.
2.88% 4/22/31	285,000	247,716
3.68% 4/22/41	340,000	263,881
		1,336,789
Investment Companies–0.03%
Gaci First Investment Co. 4.88% 2/14/35	360,000	340,084
Huarong Finance 2017 Co. Ltd. 4.75% 4/27/27	450,000	423,000
		763,084
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel–0.06%
CSN Resources SA 8.88% 12/5/30	485,000	$481,876
@Samarco Mineracao SA 9.00% 6/30/31	372,499	346,359
Vale Overseas Ltd. 6.13% 6/12/33	505,000	508,888
		1,337,123
Leisure Time–0.17%
Carnival Corp.
4.00% 8/1/28	760,000	713,729
7.63% 3/1/26	1,874,000	1,892,525
Royal Caribbean Cruises Ltd. 5.50% 4/1/28	1,145,000	1,130,394
		3,736,648
Lodging–0.11%
Melco Resorts Finance Ltd. 7.63% 4/17/32	515,000	510,705
MGM China Holdings Ltd. 4.75% 2/1/27	520,000	495,363
Sands China Ltd.
3.25% 8/8/31	375,000	315,617
4.38% 6/18/30	460,000	423,731
Studio City Finance Ltd. 5.00% 1/15/29	820,000	721,812
		2,467,228
Media–1.44%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70% 4/1/51	4,060,000	2,468,854
3.85% 4/1/61	6,270,000	3,661,167
4.80% 3/1/50	1,635,000	1,199,416
Comcast Corp.
2.80% 1/15/51	948,000	585,638
3.75% 4/1/40	835,000	679,245
4.55% 1/15/29	4,450,000	4,379,674
CSC Holdings LLC 4.63% 12/1/30	1,150,000	418,833
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88% 8/15/27	2,525,000	2,374,981
Discovery Communications LLC 4.13% 5/15/29	11,195,000	10,334,837
Time Warner Cable LLC 7.30% 7/1/38	5,775,000	5,844,082
		31,946,727
Mining–0.35%
Anglo American Capital PLC 5.50% 5/2/33	600,000	587,358
LVIP Macquarie Diversified Income Fund-7

LVIP Macquarie Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining (continued)
Antofagasta PLC 6.25% 5/2/34	510,000	$528,207
Corp. Nacional del Cobre de Chile
3.70% 1/30/50	800,000	548,677
4.25% 7/17/42	200,000	157,323
First Quantum Minerals Ltd. 9.38% 3/1/29	435,000	454,521
FMG Resources August 2006 Pty. Ltd. 6.13% 4/15/32	2,055,000	2,031,757
Freeport Indonesia PT
5.32% 4/14/32	400,000	387,903
6.20% 4/14/52	345,000	339,991
Freeport-McMoRan, Inc. 5.45% 3/15/43	2,965,000	2,816,244
		7,851,981
Miscellaneous Manufacturing–0.13%
Teledyne Technologies, Inc. 2.75% 4/1/31	3,420,000	2,927,514
		2,927,514
Office Business Equipment–0.25%
CDW LLC/CDW Finance Corp.
2.67% 12/1/26	1,120,000	1,046,249
3.28% 12/1/28	4,860,000	4,411,568
		5,457,817
Oil & Gas–2.00%
3R Lux SARL 9.75% 2/5/31	665,000	697,933
Bapco Energies BSC Closed 7.50% 10/25/27	210,000	213,171
BP Capital Markets America, Inc.
2.72% 1/12/32	2,625,000	2,229,894
4.81% 2/13/33	2,263,000	2,193,869
5.23% 11/17/34	1,660,000	1,647,579
μBP Capital Markets PLC 4.88% 3/22/30	6,940,000	6,542,763
Canacol Energy Ltd. 5.75% 11/24/28	785,000	415,139
Diamondback Energy, Inc.
5.20% 4/18/27	1,110,000	1,110,234
5.40% 4/18/34	3,803,000	3,765,151
5.75% 4/18/54	3,701,000	3,587,904
Ecopetrol SA
5.88% 11/2/51	385,000	267,347
8.38% 1/19/36	400,000	392,899
Energean Israel Finance Ltd. 4.88% 3/30/26	370,000	348,725
Eni SpA
5.50% 5/15/34	1,755,000	1,738,855
5.95% 5/15/54	1,860,000	1,826,853
Geopark Ltd. 5.50% 1/17/27	610,000	554,389
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
KazMunayGas National Co. JSC
4.75% 4/19/27	220,000	$212,773
5.38% 4/24/30	350,000	340,935
Kosmos Energy Ltd. 7.75% 5/1/27	740,000	723,433
Medco Maple Tree Pte. Ltd. 8.96% 4/27/29	655,000	684,782
Murphy Oil Corp. 5.88% 12/1/27	2,415,000	2,411,994
Occidental Petroleum Corp. 6.13% 1/1/31	3,158,000	3,232,308
Pertamina Persero PT 3.65% 7/30/29	410,000	380,808
Petroleos Mexicanos
6.70% 2/16/32	165,000	138,151
6.75% 9/21/47	839,000	551,889
7.69% 1/23/50	665,000	480,800
10.00% 2/7/33	200,000	200,728
Petronas Capital Ltd. 3.50% 4/21/30	500,000	459,279
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 6.24% 7/3/36	710,000	710,710
PTTEP Treasury Center Co. Ltd. 2.59% 6/10/27	330,000	305,693
Puma International Financing SA 7.75% 4/25/29	701,000	706,047
Raizen Fuels Finance SA
6.45% 3/5/34	300,000	304,739
6.95% 3/5/54	690,000	701,820
Saudi Arabian Oil Co.
1.63% 11/24/25	200,000	189,408
3.50% 11/24/70	215,000	139,024
4.25% 4/16/39	680,000	591,600
SierraCol Energy Andina LLC 6.00% 6/15/28	600,000	536,241
Thaioil Treasury Center Co. Ltd. 2.50% 6/18/30	541,000	456,350
TotalEnergies Capital SA 5.49% 4/5/54	1,915,000	1,888,497
YPF SA 9.50% 1/17/31	665,000	675,651
		44,556,365
Packaging & Containers–0.22%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28	2,699,000	2,371,339
Mauser Packaging Solutions Holding Co. 7.88% 4/15/27	2,240,000	2,284,780
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.50% 8/2/28	350,000	307,189
		4,963,308
LVIP Macquarie Diversified Income Fund-8

LVIP Macquarie Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals–0.62%
AbbVie, Inc.
4.95% 3/15/31	6,500,000	$6,483,093
5.35% 3/15/44	1,190,000	1,176,240
Cardinal Health, Inc. 5.13% 2/15/29	5,510,000	5,496,892
Teva Pharmaceutical Finance Netherlands III BV
5.13% 5/9/29	275,000	264,541
6.75% 3/1/28	410,000	419,719
		13,840,485
Pipelines–2.45%
Cheniere Energy Partners LP
4.50% 10/1/29	2,825,000	2,691,214
5.75% 8/15/34	2,685,000	2,695,697
EIG Pearl Holdings SARL 4.39% 11/30/46	400,000	316,072
Enbridge, Inc.
5.25% 4/5/27	2,195,000	2,194,854
5.70% 3/8/33	805,000	811,331
μ5.75% 7/15/80	975,000	920,061
Energy Transfer LP
5.95% 5/15/54	1,765,000	1,718,701
6.10% 12/1/28	4,235,000	4,363,956
6.25% 4/15/49	8,940,000	8,893,392
μ6.50% 11/15/26	5,670,000	5,592,607
Enterprise Products Operating LLC
3.20% 2/15/52	8,295,000	5,511,832
3.30% 2/15/53	3,565,000	2,401,009
5.35% 1/31/33	490,000	494,113
Galaxy Pipeline Assets Bidco Ltd. 2.94% 9/30/40	462,469	369,569
Greensaif Pipelines Bidco SARL 6.51% 2/23/42	655,000	681,129
Kinder Morgan, Inc.
3.60% 2/15/51	2,360,000	1,610,662
5.00% 2/1/29	850,000	840,557
5.20% 6/1/33	1,750,000	1,698,075
ONEOK, Inc. 6.05% 9/1/33	768,000	790,721
QazaqGaz NC JSC 4.38% 9/26/27	901,000	843,662
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	4,355,000	4,265,583
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	4,768,000	4,166,464
TMS Issuer Sarl 5.78% 8/23/32	335,000	340,150
Transportadora de Gas del Sur SA 6.75% 5/2/25	345,000	340,419
		54,551,830
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate–0.02%
‡China Evergrande Group 10.00% 4/11/23	1,020,000	$12,750
μMAF Global Securities Ltd. 7.88% 6/30/27	350,000	358,050
@Sunac China Holdings Ltd.
6.00% 9/30/26	726,150	92,584
6.25% 9/30/27	427,969	47,633
		511,017
Real Estate Investment Trusts–1.05%
American Homes 4 Rent LP 3.63% 4/15/32	1,580,000	1,381,374
American Tower Corp.
2.30% 9/15/31	7,000,000	5,711,027
5.20% 2/15/29	1,640,000	1,634,337
5.45% 2/15/34	1,435,000	1,422,464
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332 4.38% 7/22/31	600,000	479,875
Extra Space Storage LP 5.40% 2/1/34	3,770,000	3,690,165
Iron Mountain Information Management Services, Inc. 5.00% 7/15/32	3,665,000	3,347,761
Iron Mountain, Inc. 5.25% 7/15/30	1,169,000	1,111,118
Trust Fibra Uno 7.38% 2/13/34	480,000	473,496
VICI Properties LP 4.95% 2/15/30	3,840,000	3,704,602
VICI Properties LP/VICI Note Co., Inc. 5.75% 2/1/27	265,000	265,006
		23,221,225
Retail–0.24%
Alsea SAB de CV 7.75% 12/14/26	390,000	393,388
CK Hutchison International 23 Ltd.
4.75% 4/21/28	340,000	335,686
4.88% 4/21/33	670,000	646,437
‡Future Retail Ltd. 5.60% 1/22/25	905,000	1,810
Home Depot, Inc.
4.85% 6/25/31	765,000	758,994
4.88% 6/25/27	890,000	888,187
4.95% 6/25/34	2,295,000	2,271,078
		5,295,580
Semiconductors–0.27%
Broadcom, Inc. 3.47% 4/15/34	3,600,000	3,068,978
Entegris, Inc. 4.75% 4/15/29	2,145,000	2,052,245
TSMC Arizona Corp. 2.50% 10/25/31	590,000	499,448
LVIP Macquarie Diversified Income Fund-9

LVIP Macquarie Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
TSMC Global Ltd. 2.25% 4/23/31	395,000	$333,183
		5,953,854
Software–0.14%
Oracle Corp.
3.60% 4/1/50	3,294,000	2,305,386
4.65% 5/6/30	785,000	769,203
		3,074,589
Telecommunications–1.88%
America Movil SAB de CV 4.70% 7/21/32	565,000	544,034
AT&T, Inc. 3.50% 9/15/53	15,040,000	10,209,720
Connect Finco Sarl/Connect U.S. Finco LLC 6.75% 10/1/26	3,568,000	3,443,659
CT Trust 5.13% 2/3/32	530,000	467,027
Frontier Communications Holdings LLC
5.00% 5/1/28	2,565,000	2,416,472
5.88% 10/15/27	1,510,000	1,474,226
Millicom International Cellular SA 7.38% 4/2/32	461,000	459,704
Rogers Communications, Inc.
5.00% 2/15/29	3,015,000	2,977,838
5.30% 2/15/34	3,355,000	3,292,111
Silknet JSC 8.38% 1/31/27	385,000	383,075
Sprint Capital Corp. 6.88% 11/15/28	3,075,000	3,259,814
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 9/20/29	399,375	396,877
T-Mobile USA, Inc.
3.00% 2/15/41	580,000	415,014
3.75% 4/15/27	4,155,000	3,993,621
5.75% 1/15/34	1,190,000	1,223,368
Turk Telekomunikasyon AS 7.38% 5/20/29	515,000	516,841
Verizon Communications, Inc.
2.55% 3/21/31	2,055,000	1,745,945
2.88% 11/20/50	1,945,000	1,223,496
5.50% 2/23/54	1,235,000	1,208,968
Vmed O2 U.K. Financing I PLC 4.25% 1/31/31	2,440,000	2,024,901
		41,676,711
Transportation–0.08%
Georgian Railway JSC 4.00% 6/17/28	720,000	633,337
MISC Capital Two Labuan Ltd. 3.75% 4/6/27	595,000	568,692
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
MV24 Capital BV 6.75% 6/1/34	516,337	$493,356
		1,695,385
Total Corporate Bonds (Cost $789,791,913)		728,869,957
LOAN AGREEMENTS–3.12%
∞Ardonagh Midco 3 PLC 0.00% 2/17/31	4,745,000	4,721,275
•Berry Global, Inc. 7.19% (SOFRTE01M + 1.75%) 7/1/29	1,223,385	1,223,740
•Calpine Corp.
7.34% (SOFR CME01M + 2.00%) 12/16/27	328,202	328,435
7.34% (SOFR CME01M + 2.00%) 1/31/31	571,568	569,424
•Castlelake Aviation Ltd. 8.09% (SOFR CME03M + 2.75%) 10/22/27	2,774,367	2,777,835
•CD&R Hydra Buyer, Inc. 9.44% (SOFR CME03M + 4.00%) 3/25/31	2,498,737	2,502,636
•Charter Communications Operating LLC
7.05% (SOFR CME01M + 1.75%) 2/1/27	1,111,730	1,110,129
7.30% (SOFR CME03M + 2.00%) 12/7/30	2,487,500	2,457,028
∞Concentra Health Services, Inc. 0.00% 6/26/31	2,570,000	2,576,425
•Connect Finco SARL 9.84% (SOFR CME01M + 4.50%) 12/11/26	1,256,763	1,182,538
•DaVita, Inc. 7.34% (SOFR CME01M + 2.00%) 5/9/31	3,670,000	3,658,072
•Entegris, Inc. 7.58% (SOFR CME03M + 2.25%) 7/6/29	1,263,513	1,263,197
Epicor Software Corp.
✠0.00% 5/30/31	127,188	127,647
•8.58% (SOFR CME01M + 3.25%) 5/23/31	1,230,571	1,235,013
•Flutter Financing BV 7.58% (SOFRTE03M + 2.25%) 11/25/30	2,457,650	2,456,126
Frontier Communications Corp.
∞0.00% 6/20/31	3,368,383	3,359,962
•9.21% (SOFRTE01M + 3.75%) 10/8/27	2,308,357	2,304,318
•Informatica LLC 7.59% (SOFR CME01M + 2.25%) 10/27/28	1,075,250	1,077,605
•Mileage Plus Holdings LLC 10.74% (SOFRTE03M + 5.25%) 6/21/27	1,290,000	1,315,065
∞Peer Holding III BV 0.00% 6/20/31	5,630,000	5,632,365
LVIP Macquarie Diversified Income Fund-10

LVIP Macquarie Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
∞Roper Industrial Products Investment Co. LLC 0.00% 11/22/29	3,301,725	$3,301,725
•Russell Investments U.S. Inst'l Holdco, Inc. 8.82% (SOFR CME03M + 3.50%) 5/30/25	10	8
•Standard Industries, Inc. 7.34% (SOFR CME01M + 2.00%) 9/22/28	4,137,566	4,144,599
•Staples, Inc. 11.08% (SOFR CME03M + 5.75%) 9/4/29	2,555,000	2,333,993
•Trans Union LLC 7.09% (SOFR CME01M + 1.75%) 6/24/31	2,475,000	2,468,194
•UKG, Inc. 8.58% (SOFR CME01M + 3.25%) 2/10/31	4,064,508	4,077,717
USI, Inc.
•8.08% (SOFR CME03M + 2.75%) 9/27/30	2,322,479	2,321,504
•16.19% (SOFR CME01M + 2.75%) 9/27/30	2,328,300	2,332,468
•ViaSat, Inc. 9.84% (SOFR CME01M + 4.50%) 3/2/29	4,713,800	4,206,077
•Virgin Media Bristol LLC 8.66% (SOFRTE06M + 3.25%) 3/31/31	421,000	396,717
•Vistra Operations Co. LLC 7.34% (SOFR CME01M + 2.00%) 12/20/30	1,911,193	1,911,499
Total Loan Agreements (Cost $69,880,777)		69,373,336
MUNICIPAL BONDS–0.43%
^Commonwealth of Puerto Rico Series A 0.00% 7/1/24	142,734	142,734
GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	9,781,619	9,488,170
Total Municipal Bonds (Cost $8,641,354)		9,630,904
NON-AGENCY ASSET-BACKED SECURITIES–4.31%
•Apex Credit CLO Ltd. Series 2018-1A A2 6.62% (TSFR03M + 1.29%) 4/25/31	5,712,973	5,712,002
φCiticorp Residential Mortgage Trust Series 2006-3 A5 4.58% 11/25/36	152,165	150,338
Diamond Infrastructure Funding LLC Series 2021-1A A 1.76% 4/15/49	9,000,000	8,119,991
Domino's Pizza Master Issuer LLC Series 2021-1A A2I 2.66% 4/25/51	14,587,500	12,946,590
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust
Series 2021-A B 0.70% 10/15/26	240,000	$231,340
Series 2024-B A3 5.10% 4/15/29	7,000,000	6,994,749
Ford Credit Floorplan Master Owner Trust A Series 2024-1 A1 5.29% 4/15/29	11,000,000	11,040,428
Frontier Issuer LLC Series 2024-1 A2 6.19% 6/20/54	2,250,000	2,249,577
•Galaxy XXI CLO Ltd. Series 2015-21A AR 6.61% (TSFR03M + 1.28%) 4/20/31	2,088,360	2,089,810
GreenState Auto Receivables Trust Series 2024-1A A2 5.53% 8/16/27	6,000,000	5,994,779
JPMorgan Chase Bank NA Series 2021-3 B 0.76% 2/26/29	354,554	346,352
•Man GLG U.S. CLO Series 2018-1A A1R 6.73% (TSFR03M + 1.40%) 4/22/30	5,657,395	5,661,508
Nissan Master Owner Trust Receivables Series 2024-B A 5.05% 2/15/29	15,000,000	14,941,258
•Saranac CLO VII Ltd. Series 2014-2A A1AR 6.82% (TSFR03M + 1.49%) 11/20/29	288,453	288,561
•Signal Peak CLO 5 Ltd. Series 2018-5A A1R 6.88% (TSFR03M + 1.55%) 4/25/37	4,600,000	4,609,563
Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	9,500,000	9,537,583
•Venture 42 CLO Ltd. Series 2021-42A A1A 6.72% (TSFR03M + 1.39%) 4/15/34	3,370,000	3,370,000
•Zais CLO 17 Ltd. Series 2021-17A A1A 6.92% (TSFR03M + 1.59%) 10/20/33	1,500,000	1,500,154
Total Non-Agency Asset-Backed Securities (Cost $98,289,422)		95,784,583
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.94%
Citicorp Mortgage Securities Trust Series 2006-3 1A9 5.75% 6/25/36	25,548	22,196
•Flagstar Mortgage Trust Series 2021-2 A6 2.50% 4/25/51	889,575	765,301
•GS Mortgage-Backed Securities Corp. Trust Series 2021-PJ4 A8 2.50% 9/25/51	3,475,051	2,997,130
LVIP Macquarie Diversified Income Fund-11

LVIP Macquarie Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•GS Mortgage-Backed Securities Trust Series 2021-PJ7 A2 2.50% 1/25/52	3,906,116	$3,108,109
•JP Morgan Mortgage Trust
Series 2014-2 B1 3.41% 6/25/29	218,218	201,968
Series 2014-2 B2 3.41% 6/25/29	81,567	75,493
Series 2015-1 B2 6.65% 12/25/44	399,810	398,991
Series 2015-4 B1 3.53% 6/25/45	537,844	487,944
Series 2015-4 B2 3.53% 6/25/45	385,844	350,047
Series 2015-5 B2 6.79% 5/25/45	351,908	350,806
Series 2015-6 B1 3.51% 10/25/45	319,920	297,411
Series 2015-6 B2 3.51% 10/25/45	309,922	288,117
Series 2016-4 B1 3.80% 10/25/46	337,216	308,440
Series 2016-4 B2 3.80% 10/25/46	621,892	568,822
Series 2017-1 B3 3.45% 1/25/47	1,369,133	1,202,301
Series 2017-2 A3 3.50% 5/25/47	112,332	98,595
Series 2020-2 A3 3.50% 7/25/50	164,009	142,123
Series 2020-7 A3 3.00% 1/25/51	684,277	571,300
Series 2021-1 A3 2.50% 6/25/51	1,313,554	1,048,482
Series 2021-10 A3 2.50% 12/25/51	2,601,435	2,073,222
Series 2021-11 A3 2.50% 1/25/52	7,085,365	5,646,704
Series 2021-13 B1 3.14% 4/25/52	3,090,841	2,487,625
•Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 2.50% 12/25/50	665,311	532,256
Series 2021-4 A3 2.50% 7/25/51	1,275,664	1,015,049
•New Residential Mortgage Loan Trust Series 2018-RPL1 A1 3.50% 12/25/57	237,428	224,030
φ•PRPM LLC Series 2024-RPL1 A1 4.20% 12/25/64	4,949,794	4,726,559
•RCKT Mortgage Trust
Series 2021-1 A1 2.50% 3/25/51	1,272,349	1,014,003
Series 2021-6 A1 2.50% 12/25/51	2,557,770	2,038,423
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Sequoia Mortgage Trust
Series 2015-1 B2 3.93% 1/25/45	222,240	$210,214
Series 2015-2 B2 3.76% 5/25/45	2,214,939	2,066,803
Series 2017-5 B1 3.78% 8/25/47	2,902,549	2,633,855
Series 2020-4 A2 2.50% 11/25/50	907,252	725,134
•Towd Point Mortgage Trust
Series 2017-4 M1 3.25% 6/25/57	1,505,000	1,326,787
Series 2018-1 A1 3.00% 1/25/58	170,936	165,921
φ•Verus Securitization Trust Series 2023-7 A1 7.07% 10/25/68	2,645,866	2,693,312
•Wells Fargo Mortgage-Backed Securities Trust Series 2020-1 A1 3.00% 12/25/49	285,916	238,739
Total Non-Agency Collateralized Mortgage Obligations (Cost $50,425,136)		43,102,212
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–8.45%
BANK
•Series 2017-BNK5 B 3.90% 6/15/60	1,500,000	1,378,546
Series 2017-BNK7 A5 3.44% 9/15/60	2,645,000	2,490,378
Series 2019-BN20 A3 3.01% 9/15/62	2,540,000	2,220,132
Series 2019-BN21 A5 2.85% 10/17/52	6,160,000	5,401,471
Series 2019-BN23 A3 2.92% 12/15/52	4,500,000	3,980,329
Series 2020-BN26 A4 2.40% 3/15/63	5,000,000	4,262,542
•Series 2022-BNK39 B 3.35% 2/15/55	1,600,000	1,226,478
•Series 2022-BNK39 C 3.38% 2/15/55	1,426,000	1,048,399
•Series 2022-BNK40 B 3.51% 3/15/64	3,200,000	2,615,774
BBCMS Mortgage Trust Series 2020-C7 A5 2.04% 4/15/53	1,250,000	1,058,909
Benchmark Mortgage Trust
Series 2020-B17 A5 2.29% 3/15/53	2,750,000	2,299,755
Series 2020-B19 A5 1.85% 9/15/53	5,190,000	4,187,313
Series 2020-B20 A5 2.03% 10/15/53	16,819,000	13,434,294
Series 2020-B21 A5 1.98% 12/17/53	2,450,000	1,997,763
LVIP Macquarie Diversified Income Fund-12

LVIP Macquarie Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust (continued)
Series 2020-B22 A5 1.97% 1/15/54	4,450,000	$3,615,780
Series 2021-B24 A5 2.58% 3/15/54	4,435,000	3,669,175
Series 2021-B29 A5 2.39% 9/15/54	2,000,000	1,649,421
•Series 2022-B32 B 3.20% 1/15/55	3,150,000	2,370,341
•Series 2022-B32 C 3.57% 1/15/55	3,950,000	2,843,095
•Series 2022-B33 B 3.74% 3/15/55	1,600,000	1,311,631
•Series 2022-B33 C 3.74% 3/15/55	1,600,000	1,180,637
•Series 2022-B35 A5 4.59% 5/15/55	2,250,000	2,078,682
•BMO Mortgage Trust Series 2022-C1 A5 3.37% 2/15/55	2,350,000	2,053,073
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.79% 5/15/52	5,060,000	4,604,713
Series 2019-CF2 A5 2.87% 11/15/52	6,500,000	5,620,610
Series 2019-CF3 A4 3.01% 1/15/53	3,650,000	3,203,899
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	11,497,976	10,974,233
Series 2019-CD8 A4 2.91% 8/15/57	2,650,000	2,321,845
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	5,695,000	5,428,317
Citigroup Commercial Mortgage Trust Series 2015-GC27 A5 3.14% 2/10/48	2,780,000	2,742,510
COMM Mortgage Trust
Series 2014-CR20 AM 3.94% 11/10/47	7,775,000	7,534,581
Series 2015-3BP A 3.18% 2/10/35	3,960,000	3,637,481
Series 2015-CR23 A4 3.50% 5/10/48	1,910,000	1,871,156
CyrusOne Data Centers Issuer I LLC Series 2024-2A A2 4.50% 5/20/49	8,000,000	7,412,450
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	1,790,000	1,708,629
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.67% 3/10/50	2,980,000	2,803,934
Series 2017-GS6 A3 3.43% 5/10/50	4,410,000	4,122,800
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust (continued)
Series 2019-GC39 A4 3.57% 5/10/52		820,000	$743,543
Series 2019-GC42 A4 3.00% 9/10/52		13,750,000	12,256,408
Series 2020-GC47 A5 2.38% 5/12/53		6,020,000	5,118,037
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46		2,445,000	1,843,125
Series 2015-JP1 A5 3.91% 1/15/49		1,590,000	1,541,923
Series 2016-JP2 A4 2.82% 8/15/49		4,995,000	4,715,084
Series 2016-JP2 AS 3.06% 8/15/49		3,095,000	2,807,804
JPM-BB Commercial Mortgage Securities Trust Series 2015-C31 A3 3.80% 8/15/48		2,832,752	2,758,635
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49		2,080,000	1,961,488
Series 2017-C7 A5 3.41% 10/15/50		3,425,000	3,192,348
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C26 A5 3.53% 10/15/48		1,970,000	1,909,177
Series 2016-C29 A4 3.33% 5/15/49		1,620,000	1,548,884
Morgan Stanley Capital I Trust
Series 2019-L3 A4 3.13% 11/15/52		2,400,000	2,152,168
Series 2020-HR8 A4 2.04% 7/15/53		8,415,000	7,009,116
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.41% 12/15/47		1,175,000	1,159,317
Series 2015-NXS3 A4 3.62% 9/15/57		1,250,000	1,213,367
Series 2016-BNK1 A3 2.65% 8/15/49		2,575,000	2,409,950
Series 2020-C58 A4 2.09% 7/15/53		1,540,000	1,267,261
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $216,313,613)			187,968,711
ΔSOVEREIGN BONDS–1.43%
Albania—0.01%
Albania Government International Bonds 3.50% 6/16/27	EUR	250,000	259,023
			259,023
LVIP Macquarie Diversified Income Fund-13

LVIP Macquarie Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Angola—0.02%
Angolan Government International Bonds
8.25% 5/9/28	306,000	$287,640
8.75% 4/14/32	200,000	176,936
		464,576
Argentina—0.03%
Argentina Government International Bonds
φ0.75% 7/9/30	1,064,158	599,131
1.00% 7/9/29	47,491	27,189
φ3.63% 7/9/35	231,767	97,061
		723,381
Azerbaijan—0.02%
Azerbaijan International Bonds 3.50% 9/1/32	413,000	352,025
		352,025
Bahrain—0.02%
Bahrain Government International Bonds 7.38% 5/14/30	400,000	416,062
		416,062
Benin—0.01%
Benin Government International Bonds 7.96% 2/13/38	200,000	185,954
		185,954
Bermuda—0.04%
Bermuda Government International Bonds
5.00% 7/15/32	400,000	385,560
5.00% 7/15/32	430,000	414,477
		800,037
Brazil—0.04%
Brazil Government International Bonds
3.88% 6/12/30	509,000	449,165
4.75% 1/14/50	325,000	232,732
6.00% 10/20/33	200,000	192,201
		874,098
Chile—0.02%
Chile Government International Bonds
3.10% 5/7/41	344,000	251,326
3.50% 1/25/50	250,000	179,462
		430,788
Colombia—0.04%
Colombia Government International Bonds
3.25% 4/22/32	520,000	397,790
5.00% 6/15/45	242,000	169,638
5.20% 5/15/49	300,000	210,923
8.75% 11/14/53	200,000	210,073
		988,424
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Costa Rica—0.02%
Costa Rica Government International Bonds
5.63% 4/30/43	200,000	$179,606
7.16% 3/12/45	230,000	238,338
		417,944
Dominican Republic—0.05%
Dominican Republic International Bonds
4.88% 9/23/32	659,000	589,561
5.30% 1/21/41	389,000	329,650
5.50% 2/22/29	200,000	192,935
		1,112,146
Ecuador—0.02%
Ecuador Government International Bonds
^0.00% 7/31/30	48,209	22,960
φ3.50% 7/31/35	446,320	221,444
φ6.00% 7/31/30	170,310	107,661
		352,065
Egypt—0.03%
Egypt Government International Bond 5.80% 9/30/27	284,000	255,600
Egypt Government International Bonds 8.70% 3/1/49	679,000	510,546
		766,146
El Salvador—0.01%
El Salvador Government International Bonds
0.25% 4/17/30	150,000	4,262
6.38% 1/18/27	146,000	129,738
9.25% 4/17/30	150,000	133,233
		267,233
Gabon—0.01%
Gabon Government International Bonds 6.63% 2/6/31	275,000	206,322
		206,322
Ghana—0.01%
Ghana Government International Bonds 7.88% 3/26/27	256,000	129,608
		129,608
Hungary—0.02%
Hungary Government International Bonds 6.75% 9/25/52	200,000	213,566
MFB Magyar Fejlesztesi Bank Zrt 6.50% 6/29/28	320,000	325,408
		538,974
LVIP Macquarie Diversified Income Fund-14

LVIP Macquarie Diversified Income Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Indonesia—0.03%
Indonesia Government International Bonds
4.63% 4/15/43		230,000	$208,984
4.65% 9/20/32		200,000	192,750
Perusahaan Penerbit SBSN Indonesia III 3.55% 6/9/51		200,000	144,833
			546,567
Ivory Coast—0.05%
Ivory Coast Government International Bonds
6.13% 6/15/33		782,000	693,243
7.63% 1/30/33		430,000	417,100
			1,110,343
Japan—0.38%
Japan Government Thirty Year Bond 0.40% 3/20/50	JPY	2,008,050,000	8,344,347
			8,344,347
Jordan—0.01%
Jordan Government International Bonds 5.75% 1/31/27		244,000	231,820
			231,820
Kazakhstan—0.01%
Kazakhstan Government International Bonds 6.50% 7/21/45		250,000	288,239
			288,239
Mexico—0.06%
Mexico Government International Bonds
3.50% 2/12/34		832,000	675,944
4.88% 5/19/33		300,000	276,383
6.34% 5/4/53		200,000	188,570
6.35% 2/9/35		200,000	201,096
			1,341,993
Morocco—0.01%
Morocco Government International Bonds 1.38% 3/30/26	EUR	200,000	202,747
			202,747
Nigeria—0.05%
Nigeria Government International Bonds
7.38% 9/28/33		546,000	445,749
7.88% 2/16/32		452,000	390,121
8.38% 3/24/29		250,000	234,368
			1,070,238
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Oman—0.02%
Oman Government International Bonds 6.75% 1/17/48	430,000	$437,876
		437,876
Panama—0.03%
Panama Bonos del Tesoro 3.36% 6/30/31	200,000	159,500
Panama Government International Bonds 7.50% 3/1/31	500,000	522,609
		682,109
Paraguay—0.03%
Paraguay Government International Bonds
2.74% 1/29/33	324,000	261,241
4.95% 4/28/31	300,000	286,805
5.40% 3/30/50	245,000	213,722
		761,768
Peru—0.02%
Peruvian Government International Bonds 2.84% 6/20/30	468,000	408,003
		408,003
Poland—0.04%
Bank Gospodarstwa Krajowego 5.38% 5/22/33	445,000	440,483
Republic of Poland Government International Bonds 5.50% 4/4/53	341,000	334,250
		774,733
Qatar—0.04%
Qatar Government International Bonds 4.40% 4/16/50	1,022,000	894,250
		894,250
Republic of Korea—0.03%
Export-Import Bank of Korea 5.13% 1/11/33	300,000	303,534
Korea Hydro & Nuclear Power Co. Ltd. 5.00% 7/18/28	460,000	459,058
		762,592
Romania—0.03%
Romania Government International Bonds 7.13% 1/17/33	592,000	623,581
		623,581
Saudi Arabia—0.02%
Saudi Government International Bonds
4.50% 10/26/46	357,000	302,481
LVIP Macquarie Diversified Income Fund-15

LVIP Macquarie Diversified Income Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Saudi Arabia (continued)
Saudi Government International Bonds (continued)
4.88% 7/18/33		200,000	$195,151
			497,632
Serbia—0.03%
Serbia International Bonds
3.13% 5/15/27	EUR	300,000	307,630
6.00% 6/12/34		300,000	295,331
			602,961
South Africa—0.03%
Republic of South Africa Government International Bonds
4.85% 9/30/29		296,000	270,923
5.75% 9/30/49		501,000	377,636
			648,559
Sri Lanka—0.01%
Sri Lanka Government International Bonds 6.20% 5/11/27		542,000	316,769
			316,769
Trinidad And Tobago—0.01%
Trinidad & Tobago Government International Bonds 4.50% 6/26/30		250,000	228,675
			228,675
Turkey—0.06%
Hazine Mustesarligi Varlik Kiralama AS 5.13% 6/22/26		350,000	340,941
Turkiye Government International Bonds
7.63% 4/26/29		722,000	736,477
9.13% 7/13/30		240,000	261,300
			1,338,718
Ukraine—0.01%
**πUkraine Government International Bonds 7.75% 9/1/28		832,000	254,800
			254,800
Venezuela—0.00%
‡Venezuela Government International Bonds 7.75% 10/13/19		556,000	80,482
			80,482
Total Sovereign Bonds (Cost $36,034,913)			31,734,608
		Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS–0.05%
μAfrican Development Bank 5.75% 5/7/34		520,000	$501,789
Banque Ouest Africaine de Developpement 2.75% 1/22/33	EUR	300,000	258,410
Corp. Andina de Fomento 5.00% 1/24/29		300,000	299,154
Total Supranational Banks (Cost $1,167,110)			1,059,353
U.S. TREASURY OBLIGATIONS–17.89%
U.S. Treasury Bonds
2.25% 8/15/46		37,530,000	25,017,557
3.88% 2/15/43		28,715,000	25,955,668
4.25% 2/15/54		19,445,000	18,515,286
4.50% 2/15/44		9,070,000	8,897,103
4.63% 5/15/44		25,730,000	25,681,756
•U.S. Treasury Floating Rate Notes 5.46% 4/30/26 (USBMMY3M + 0.15%)		15,430,000	15,431,655
U.S. Treasury Notes
3.50% 1/31/30		9,765,000	9,351,513
4.00% 1/31/31		5,090,000	4,987,604
4.00% 2/15/34		122,495,000	118,896,709
4.38% 5/15/34		30,465,000	30,474,520
4.50% 5/15/27		23,470,000	23,438,829
4.63% 4/30/31		64,870,000	65,914,002
4.63% 5/31/31		24,625,000	25,025,156
Total U.S. Treasury Obligations (Cost $411,600,388)			397,587,358

	Number of Shares
COMMON STOCK–0.07%
=†Grupo Aeromexico SAB de CV	74,288	1,421,197
Total Common Stock (Cost $1,089,955)		1,421,197
MONEY MARKET FUND–2.69%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	59,888,823	59,888,823
Total Money Market Fund (Cost $59,888,823)		59,888,823

TOTAL INVESTMENTS–100.79% (Cost $2,399,484,341)	2,240,201,119

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.79%)	(17,579,314)
NET ASSETS APPLICABLE TO 251,777,358 SHARES OUTSTANDING–100.00%	$2,222,621,805
LVIP Macquarie Diversified Income Fund-16

LVIP Macquarie Diversified Income Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP MACQUARIE DIVERSIFIED INCOME FUND STANDARD CLASS ($335,885,775 / 37,835,478 Shares)	$8.878
NET ASSET VALUE PER SHARE–LVIP MACQUARIE DIVERSIFIED INCOME FUND SERVICE CLASS ($1,886,736,030 / 213,941,880 Shares)	$8.819
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$2,617,512,411
Distributable earnings/(accumulated loss)	(394,890,606)
TOTAL NET ASSETS	$2,222,621,805

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

**Security is in default
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2024. Rate will reset at a future date.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
@PIK. 100% of the income received was in the form of additional par.
∞Delayed settlement. Interest rate to be determined upon settlement date.
✠All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
^Zero coupon security.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2024.
ΔSecurities have been classified by country of origin.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
†Non-income producing.
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At June 30, 2024, the aggregate value of restricted securities was $707,150, which represented 0.03% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
MHP Lux SA	8/25/2023	$410,505	$452,350
Ukraine Government International Bonds	10/16/2015	837,313	254,800
Total		$1,247,818	$707,150
LVIP Macquarie Diversified Income Fund-17

LVIP Macquarie Diversified Income Fund
Statement of Net Assets (continued)

★Includes $7,759,000 cash collateral held at broker for futures contracts, $150,000 cash collateral held at broker for certain open bilateral derivatives, $192,784 expense reimbursement receivable from Lincoln Financial Investments Corporation, $44,700 variation margin due from brokers on centrally cleared swap contracts, $39,917,851 payable for securities purchased, $2,922,414 payable for fund shares redeemed, $66,588 other accrued expenses payable, $1,595,316 due to manager and affiliates, $725,992 variation margin due to broker on futures contracts, $29,286 payable for audit fee and $90,169 payable for fund accounting fee as of June 30, 2024.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2024:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMC	EUR	(983,034)	USD	1,051,071	7/12/24	$—	$(2,308)
JPMC	JPY	1,636,280,000	USD	(10,625,869)	8/23/24	—	(369,838)
JPMC	JPY	(2,989,605,000)	USD	19,080,323	8/23/24	341,794	—
TDB	AUD	17,000,000	USD	(11,381,466)	8/23/24	—	(24,109)
TDB	AUD	(17,000,000)	USD	11,325,655	8/23/24	—	(31,702)
TDB	EUR	(6,983,238)	USD	7,618,853	8/23/24	120,416	—
Total Foreign Currency Exchange Contracts						$462,210	$(427,957)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
(423)	U.S. Treasury 10 yr Ultra Notes	$(48,023,719)	$(47,767,965)	9/19/24	$—	$(255,754)
633	U.S. Treasury 5 yr Notes	67,463,953	66,996,072	9/30/24	467,881	—
729	U.S. Treasury Long Bonds	86,249,813	87,337,221	9/19/24	—	(1,087,408)
85	U.S. Treasury Ultra Bonds	10,654,219	10,849,612	9/19/24	—	(195,393)
Total Futures Contracts					$467,881	$(1,538,555)
Swap Contracts1
Credit Default Swap (CDS) Contracts
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased
JPMC Republic of South Af- rica Government Interna- tional Bonds 5.88% 09/16/2025 - Quarterly	674,000	(1.00%)	6/20/28	$16,675	$32,858	$—	$(16,183)
JPMC United Mexican States 4.15% 03/28/2027 - Quarterly	3,900,000	(1.00%)	6/20/26	35,374	(2,231)	37,605	—
JPMC United Mexican States 4.15% 03/28/2027 - Quarterly	2,175,000	(1.00%)	6/20/28	(9,411)	7,270	—	(16,681)
Total CDS Contracts					$37,897	$37,605	$(32,864)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the
Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

LVIP Macquarie Diversified Income Fund-18

LVIP Macquarie Diversified Income Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
AUD–Australian Dollar
BB–Barclays Bank
BMO–Bank of Montreal
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
EUR–Euro
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPMC–JPMorgan Chase
JPM-DB–JPMorgan Deutsche Bank
JPY–Japanese Yen
PJSC–Public Joint Stock Company
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SBSN–Surat Berharga Syariah Negara
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFRTE01M–1 Month Term Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFRTE03M–3 Month Term Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield
SOFRTE06M–6 Month Term Secured Overnight Financing Rate
SOFR30A–Secured Overnight Financing Rate 30 Days Average
STACR–Structured Agency Credit Risk
TDB–Toronto-Dominion Bank
USD–United States Dollar
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Diversified Income Fund-19

LVIP Macquarie Diversified Income Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Interest	$51,626,184
Foreign taxes withheld	(7,129)
51,619,055
EXPENSES:
Management fees	6,426,480
Distribution fees-Service Class	2,806,772
Shareholder servicing fees	319,186
Accounting and administration expenses	198,848
Professional fees	54,984
Trustees’ fees and expenses	35,631
Reports and statements to shareholders	32,205
Custodian fees	27,065
Pricing fees	25,746
Consulting fees	1,883
Other	22,416
9,951,216
Less:
Expenses reimbursed	(1,200,980)
Total operating expenses	8,750,236
NET INVESTMENT INCOME	42,868,819
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(19,801,303)
Foreign currencies	44,576
Foreign currency exchange contracts	(176,489)
Futures contracts	965,838
Options written	86,151
Swap contracts	(999,249)
Net realized loss	(19,880,476)
Net change in unrealized appreciation (depreciation) of:
Investments	(21,835,845)
Foreign currencies	(17,984)
Foreign currency exchange contracts	1,083,482
Futures contracts	(14,897,590)
Swap contracts	248,547
Net change in unrealized appreciation (depreciation)	(35,419,390)
NET REALIZED AND UNREALIZED LOSS	(55,299,866)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,431,047)
See accompanying notes, which are an integral part of the financial statements.

LVIP Macquarie Diversified Income Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$42,868,819	$82,967,751
Net realized loss	(19,880,476)	(107,397,960)
Net change in unrealized appreciation (depreciation)	(35,419,390)	150,269,091
Net increase (decrease) in net assets resulting from operations	(12,431,047)	125,838,882
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(13,158,728)
Service Class	—	(69,693,461)
	—	(82,852,189)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	28,186,792	50,734,501
Service Class	90,302,318	127,637,306
Reinvestment of dividends and distributions:
Standard Class	—	13,158,728
Service Class	—	69,693,461
	118,489,110	261,223,996
Cost of shares redeemed:
Standard Class	(25,559,971)	(44,606,964)
Service Class	(89,859,633)	(185,568,369)
	(115,419,604)	(230,175,333)
Increase in net assets derived from capital share transactions	3,069,506	31,048,663
NET INCREASE (DECREASE) IN NET ASSETS	(9,361,541)	74,035,356
NET ASSETS:
Beginning of period	2,231,983,346	2,157,947,990
End of period	$2,222,621,805	$2,231,983,346
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Diversified Income Fund-20

LVIP Macquarie Diversified Income Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie Diversified Income Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21[2]	12/31/20[2]	12/31/19[2]
Net asset value, beginning of period	$8.917	$8.735	$10.533	$11.560	$10.710	$9.990
Income (loss) from investment operations:
Net investment income[3]	0.182	0.363	0.296	0.247	0.270	0.310
Net realized and unrealized gain (loss)	(0.221)	0.185	(1.756)	(0.402)	0.890	0.710
Total from investment operations	(0.039)	0.548	(1.460)	(0.155)	1.160	1.020
Less dividends and distributions from:
Net investment income	—	(0.366)	(0.310)	(0.553)	(0.310)	(0.300)
Net realized gain	—	—	(0.020)	(0.318)	—	—
Return of capital	—	—	(0.008)	(0.001)	—	—
Total dividends and distributions	—	(0.366)	(0.338)	(0.872)	(0.310)	(0.300)
Net asset value, end of period	$8.878	$8.917	$8.735	$10.533	$11.560	$10.710
Total return[4]	(0.44% )	6.24%	(13.86% )	(1.30% )	11.04%	10.43% [5]
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$335,886	$334,721	$309,107	$385,982	$386,607	$348,697
Ratio of expenses to average net assets	0.54%	0.54%	0.54%	0.56%	0.60%	0.62%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.65%	0.65%	0.65%	0.63%	0.64%	0.64%
Ratio of net investment income to average net assets	4.15%	4.08%	3.12%	2.26%	2.42%	2.92%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.04%	3.97%	3.01%	2.19%	2.38%	2.90%
Portfolio turnover	59%	96%	96%	280%	132%	171%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP Diversified Income Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Diversified Income Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver/reimbursement by the manager and/or distributor. Performance would have been lower had the waiver/reimbursement not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.13% lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Diversified Income Fund-21

LVIP Macquarie Diversified Income Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie Diversified Income Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21[2]	12/31/20[2]	12/31/19[2]
Net asset value, beginning of period	$8.872	$8.693	$10.481	$11.470	$10.630	$9.920
Income (loss) from investment operations:
Net investment income[3]	0.168	0.334	0.266	0.213	0.230	0.270
Net realized and unrealized gain (loss)	(0.221)	0.183	(1.746)	(0.403)	0.880	0.710
Total from investment operations	(0.053)	0.517	(1.480)	(0.190)	1.110	0.980
Less dividends and distributions from:
Net investment income	—	(0.338)	(0.280)	(0.480)	(0.270)	(0.270)
Net realized gain	—	—	(0.020)	(0.318)	—	—
Return of capital	—	—	(0.008)	(0.001)	—	—
Total dividends and distributions	—	(0.338)	(0.308)	(0.799)	(0.270)	(0.270)
Net asset value, end of period	$8.819	$8.872	$8.693	$10.481	$11.470	$10.630
Total return[4]	(0.59% )	5.94%	(14.12% )	(1.62% )	10.69%	10.08% [5]
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,886,736	$1,897,262	$1,848,841	$2,413,119	$2,362,602	$2,199,174
Ratio of expenses to average net assets	0.84%	0.84%	0.84%	0.86%	0.90%	0.92%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.95%	0.95%	0.95%	0.93%	0.94%	0.94%
Ratio of net investment income to average net assets	3.85%	3.78%	2.82%	1.96%	2.12%	2.62%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.74%	3.67%	2.71%	1.89%	2.08%	2.60%
Portfolio turnover	59%	96%	96%	280%	132%	171%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP Diversified Income Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Diversified Income Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver/reimbursement by the manager and/or distributor. Performance would have been lower had the waiver/reimbursement not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.13% lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Diversified Income Fund-22

LVIP Macquarie Diversified Income Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Macquarie Diversified Income Fund (formerly, LVIP Delaware Diversified Income Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified  management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek maximum long-term total return, consistent with reasonable risk.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP Macquarie Diversified Income Fund-23

LVIP Macquarie Diversified Income Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Net Assets.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2024, the value and cost of foreign currency held by the LVIP Macquarie Diversified Income Fund is $253,506 and $256,176 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund's average daily net assets; 0.60% of the next $500 million; 0.55% of the next $1.5 billion; and 0.50% of the Fund's average daily net assets in excess of $2.5 billion.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.54% of the Fund’s average daily net assets for the Standard Class and 0.84% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LVIP Macquarie Diversified Income Fund-24

LVIP Macquarie Diversified Income Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2024	2025	2026	Total
LFI	$1,633,948	$2,542,450	$2,310,296	$6,486,694
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$93,767
Legal	14,267
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $20,665 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$192,784
Management fees payable to LFI	1,070,831
Distribution fees payable to LFD	467,716
Printing and mailing fees payable to Lincoln Life	3,548
Shareholder servicing fees payable to Lincoln Life	53,221
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$364,108,691
Purchases of U.S. government securities	941,652,758
Sales other than U.S. government securities	299,175,750
Sales of U.S. government securities	978,427,789
LVIP Macquarie Diversified Income Fund-25

LVIP Macquarie Diversified Income Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$2,399,484,341
Aggregate unrealized appreciation of investments and derivatives	$14,229,378
Aggregate unrealized depreciation of investments and derivatives	(174,544,280)
Net unrealized depreciation of investments and derivatives	$(160,314,902)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Macquarie Diversified Income Fund-26

LVIP Macquarie Diversified Income Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$22,640,319	$—	$22,640,319
Agency Commercial Mortgage-Backed Securities	—	3,541,649	—	3,541,649
Agency Mortgage-Backed Securities	—	587,205,218	—	587,205,218
Agency Obligation	—	392,891	—	392,891
Corporate Bonds	—	728,869,957	—	728,869,957
Loan Agreements	—	69,373,336	—	69,373,336
Municipal Bonds	—	9,630,904	—	9,630,904
Non-Agency Asset-Backed Securities	—	95,784,583	—	95,784,583
Non-Agency Collateralized Mortgage Obligations	—	43,102,212	—	43,102,212
Non-Agency Commercial Mortgage-Backed Securities	—	187,968,711	—	187,968,711
Sovereign Bonds	—	31,734,608	—	31,734,608
Supranational Banks	—	1,059,353	—	1,059,353
U.S. Treasury Obligations	—	397,587,358	—	397,587,358
Common Stock	—	—	1,421,197	1,421,197
Money Market Fund	59,888,823	—	—	59,888,823
Total Investments	$59,888,823	$2,178,891,099	$1,421,197	$2,240,201,119
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$462,210	$—	$462,210
Futures Contract	$467,881	$—	$—	$467,881
Swap Contract	$—	$37,605	$—	$37,605
Liabilities:
Foreign Currency Exchange Contracts	$—	$(427,957)	$—	$(427,957)
Futures Contracts	$(1,538,555)	$—	$—	$(1,538,555)
Swap Contracts	$—	$(32,864)	$—	$(32,864)
During the six months ended June 30, 2024, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	3,199,485	5,710,428
Service Class	10,327,473	14,435,199
Shares reinvested:
Standard Class	—	1,469,756
Service Class	—	7,823,693
	13,526,958	29,439,076
Shares redeemed:
Standard Class	(2,900,654)	(5,029,292)
Service Class	(10,245,009)	(21,077,932)
	(13,145,663)	(26,107,224)
Net increase	381,295	3,331,852
LVIP Macquarie Diversified Income Fund-27

LVIP Macquarie Diversified Income Fund
Notes to Financial Statements (continued)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts– The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2024, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Options Contracts–During the six months ended June 30, 2024, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and
LVIP Macquarie Diversified Income Fund-28

LVIP Macquarie Diversified Income Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.   No options contracts were outstanding at June 30, 2024.
During the six months ended June 30, 2024, the Fund used options contracts to purchase the underlying security for the Fund at a price lower than the current market value of the security by selling put options.
Swap Contracts–The Fund enters into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the six months ended June 30, 2024, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparties for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the six months ended June 30, 2024, the Fund used CDS contracts to hedge against credit events.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
LVIP Macquarie Diversified Income Fund-29

LVIP Macquarie Diversified Income Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Liabilities net of receivables and other assets	$462,210	Liabilities net of receivables and other assets	$(427,957)
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	467,881	Liabilities net of receivables and other assets	(1,538,555)
Swap contracts (Credit contracts)	Liabilities net of receivables and other assets	37,605	Liabilities net of receivables and other assets	(32,864)
Total		$967,696		$(1,999,376)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(176,489)	$1,083,482
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	965,838	(14,897,590)
Options written (Interest rate contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	86,151	—
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(999,249)	248,547
Total		$(123,749)	$(13,565,561)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$22,116,834	$34,995,126
Futures contracts (average notional value)	433,152,014	40,666,681
Options contracts (average value)	—	4,674
CDS contracts (average notional value)*	1,521,286	28,140,857

*Long represents buying protection and short represents selling protection.
At June 30, 2024, the Fund posted cash collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
JPMorgan Chase Bank	$150,000
Total	$150,000
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or
LVIP Macquarie Diversified Income Fund-30

LVIP Macquarie Diversified Income Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2024, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
JPMorgan Chase Bank	$379,399	$(405,010)	$(25,611)
Toronto Dominion Bank	120,416	(55,811)	64,605
Total	$499,815	$(460,821)	$38,994

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
JPMorgan Chase Bank	$(25,611)	$—	$—	$—	$25,611	$—
Toronto Dominion Bank	64,605	—	—	—	—	64,605
Total	$38,994	$—	$—	$—	$25,611	$64,605

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
In February 2022, Russia launched a large-scale invasion of Ukraine, significantly amplifying already existing geo-political tensions. The United States and many other countries have instituted various sanctions against Russian individuals and entities (including corporate and banking). The extent and duration of the military action, sanctions and other punitive actions taken, and resulting future market disruptions – both in Europe and globally – cannot easily be predicted but could be significant and have a severe adverse effect on Russia and Europe in general. In addition, there are significant risks due to the relatively recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
LVIP Macquarie Diversified Income Fund-31

LVIP Macquarie Diversified Income Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU was effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In March 2021, the Financial Conduct Authority (FCA), regulator of financial services firms and financial markets in the United Kingdom, announced that the intended cessation date of the overnight 1-, 3-, 6-, and 12-month tenors of USD LIBOR would be June 30, 2023. In December 2022, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2022-06, Reference Rate Reform (Topic 848)-Deferral of the Sunset Date of Topic 848. The amendments in this update defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management is currently evaluating the impact, if any, of applying this ASU.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Macquarie Diversified Income Fund-32

LVIP Macquarie High Yield Fund
(formerly, LVIP Delaware High Yield Fund)
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP Macquarie High Yield Fund

LVIP Macquarie High Yield Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–86.58%
Advertising–0.50%
CMG Media Corp. 8.88% 12/15/27	1,460,000	$832,693
		832,693
Aerospace & Defense–2.71%
Bombardier, Inc.
6.00% 2/15/28	547,000	540,708
7.00% 6/1/32	65,000	65,903
7.25% 7/1/31	395,000	405,554
7.50% 2/1/29	652,000	675,625
8.75% 11/15/30	695,000	751,144
TransDigm, Inc.
6.63% 3/1/32	675,000	681,790
6.88% 12/15/30	1,320,000	1,347,522
		4,468,246
Airlines–0.49%
Air Canada 3.88% 8/15/26	855,000	813,269
		813,269
Auto Manufacturers–1.41%
Allison Transmission, Inc. 5.88% 6/1/29	2,360,000	2,327,713
		2,327,713
Auto Parts & Equipment–1.69%
Clarios Global LP/Clarios U.S. Finance Co. 8.50% 5/15/27	775,000	779,372
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75% 5/31/32	1,235,000	1,251,576
Goodyear Tire & Rubber Co. 5.25% 7/15/31	830,000	755,878
		2,786,826
Banks–1.10%
μBank of Montreal 7.70% 5/26/84	585,000	597,513
μBarclays PLC 9.63% 12/15/29	770,000	834,751
μDeutsche Bank AG 6.00% 10/30/25	400,000	378,616
**μ‡SVB Financial Group 4.10% 2/15/31	1,425,000	7,125
		1,818,005
Building Materials–1.22%
CP Atlas Buyer, Inc. 7.00% 12/1/28	940,000	803,545
Standard Industries, Inc. 3.38% 1/15/31	1,445,000	1,217,456
		2,021,001
Chemicals–1.25%
NOVA Chemicals Corp. 8.50% 11/15/28	185,000	196,309
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Olympus Water U.S. Holding Corp.
7.25% 6/15/31	200,000	$198,802
9.75% 11/15/28	775,000	819,927
Vibrantz Technologies, Inc. 9.00% 2/15/30	930,000	851,183
		2,066,221
Commercial Services–3.23%
ADT Security Corp. 4.13% 8/1/29	970,000	894,557
Block, Inc. 6.50% 5/15/32	615,000	623,235
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26	540,000	535,897
United Rentals North America, Inc. 3.88% 2/15/31	2,755,000	2,457,890
Wand NewCo 3, Inc. 7.63% 1/30/32	788,000	813,840
		5,325,419
Computers–1.48%
Gartner, Inc. 4.50% 7/1/28	765,000	737,285
NCR Voyix Corp.
5.00% 10/1/28	460,000	434,323
5.13% 4/15/29	245,000	230,730
5.25% 10/1/30	190,000	173,660
Seagate HDD Cayman
5.75% 12/1/34	450,000	436,824
8.25% 12/15/29	405,000	434,363
		2,447,185
Diversified Financial Services–2.13%
μAerCap Holdings NV 5.88% 10/10/79	1,723,000	1,714,774
μAir Lease Corp. 4.65% 6/15/26	905,000	859,043
Castlelake Aviation Finance DAC 5.00% 4/15/27	976,000	941,854
		3,515,671
Electric–3.45%
Calpine Corp.
3.75% 3/1/31	950,000	839,588
4.63% 2/1/29	320,000	296,895
5.00% 2/1/31	1,005,000	937,963
5.13% 3/15/28	565,000	543,388
μVistra Corp.
7.00% 12/15/26	1,645,000	1,630,707
8.00% 10/15/26	760,000	766,461
Vistra Operations Co. LLC 6.95% 10/15/33	625,000	668,929
		5,683,931
LVIP Macquarie High Yield Fund-1

LVIP Macquarie High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics–0.57%
Sensata Technologies BV 4.00% 4/15/29	1,030,000	$945,643
		945,643
Entertainment–3.62%
Caesars Entertainment, Inc.
6.50% 2/15/32	390,000	391,913
7.00% 2/15/30	1,360,000	1,389,486
Light & Wonder International, Inc. 7.25% 11/15/29	1,135,000	1,159,181
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63% 3/1/30	1,650,000	1,608,447
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 6.63% 5/1/32	1,395,000	1,417,650
		5,966,677
Environmental Control–0.80%
GFL Environmental, Inc. 6.75% 1/15/31	945,000	964,074
Wrangler Holdco Corp. 6.63% 4/1/32	350,000	348,454
		1,312,528
Food–1.20%
Fiesta Purchaser, Inc. 7.88% 3/1/31	1,063,000	1,098,384
Pilgrim's Pride Corp. 4.25% 4/15/31	965,000	878,280
		1,976,664
Health Care Products–1.89%
Avantor Funding, Inc. 3.88% 11/1/29	885,000	804,786
Medline Borrower LP
3.88% 4/1/29	795,000	732,123
5.25% 10/1/29	1,650,000	1,574,639
		3,111,548
Health Care Services–3.32%
CHS/Community Health Systems, Inc.
4.75% 2/15/31	955,000	750,850
6.13% 4/1/30	200,000	139,952
6.88% 4/15/29	200,000	152,941
DaVita, Inc.
3.75% 2/15/31	490,000	417,950
4.63% 6/1/30	480,000	433,742
HCA, Inc. 7.58% 9/15/25	580,000	591,546
Legacy LifePoint Health LLC 4.38% 2/15/27	615,000	587,480
Surgery Center Holdings, Inc. 7.25% 4/15/32	825,000	833,361
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Tenet Healthcare Corp.
4.38% 1/15/30	1,025,000	$950,131
6.13% 10/1/28	625,000	621,875
		5,479,828
Insurance–3.94%
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25% 2/15/31	525,000	521,075
8.13% 2/15/32	480,000	476,878
HUB International Ltd.
5.63% 12/1/29	860,000	813,302
7.38% 1/31/32	780,000	790,984
Jones Deslauriers Insurance Management, Inc.
8.50% 3/15/30	1,140,000	1,188,874
10.50% 12/15/30	1,210,000	1,299,361
Panther Escrow Issuer LLC 7.13% 6/1/31	805,000	814,205
USI, Inc. 7.50% 1/15/32	590,000	599,230
		6,503,909
Internet–0.25%
Arches Buyer, Inc. 6.13% 12/1/28	490,000	406,478
		406,478
Iron & Steel–0.68%
Cleveland-Cliffs, Inc. 7.00% 3/15/32	1,130,000	1,117,207
		1,117,207
Leisure Time–3.27%
Acushnet Co. 7.38% 10/15/28	504,000	522,280
Carnival Corp.
5.75% 3/1/27	765,000	755,761
6.00% 5/1/29	1,710,000	1,689,172
Royal Caribbean Cruises Ltd.
5.50% 4/1/28	2,049,000	2,022,862
7.25% 1/15/30	390,000	403,812
		5,393,887
Lodging–0.98%
Boyd Gaming Corp. 4.75% 6/15/31	1,780,000	1,613,223
		1,613,223
Machinery Diversified–0.76%
Esab Corp. 6.25% 4/15/29	1,240,000	1,247,436
		1,247,436
Media–6.57%
AMC Networks, Inc. 4.25% 2/15/29	1,020,000	688,111
LVIP Macquarie High Yield Fund-2

LVIP Macquarie High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50% 8/15/30	1,215,000	$1,028,590
4.50% 5/1/32	230,000	185,247
5.38% 6/1/29	765,000	695,970
6.38% 9/1/29	830,000	788,939
CSC Holdings LLC
4.63% 12/1/30	275,000	100,156
5.00% 11/15/31	895,000	324,446
5.75% 1/15/30	1,860,000	702,053
Cumulus Media New Holdings, Inc. 8.00% 7/1/29	811,000	342,331
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88% 8/15/27	1,765,000	1,660,135
Gray Television, Inc. 5.38% 11/15/31	2,180,000	1,235,790
Nexstar Media, Inc. 4.75% 11/1/28	1,045,000	929,112
Sirius XM Radio, Inc.
4.00% 7/15/28	920,000	831,085
4.13% 7/1/30	955,000	815,681
VZ Secured Financing BV 5.00% 1/15/32	595,000	507,339
		10,834,985
Metal Fabricate & Hardware–0.84%
Roller Bearing Co. of America, Inc. 4.38% 10/15/29	1,505,000	1,384,957
		1,384,957
Mining–3.07%
Alcoa Nederland Holding BV 5.50% 12/15/27	835,000	822,226
Arsenal AIC Parent LLC 8.00% 10/1/30	1,140,000	1,196,311
FMG Resources August 2006 Pty. Ltd.
5.88% 4/15/30	685,000	669,159
6.13% 4/15/32	310,000	306,494
Novelis Corp.
3.25% 11/15/26	195,000	183,496
3.88% 8/15/31	195,000	168,828
4.75% 1/30/30	1,850,000	1,716,254
		5,062,768
Office Business Equipment–0.89%
CDW LLC/CDW Finance Corp. 3.57% 12/1/31	1,405,000	1,227,143
Zebra Technologies Corp. 6.50% 6/1/32	235,000	237,646
		1,464,789
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas–6.83%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88% 6/30/29	1,017,000	$993,881
7.00% 11/1/26	475,000	475,325
Civitas Resources, Inc. 8.63% 11/1/30	765,000	820,248
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 4/15/30	1,080,000	1,043,225
6.00% 2/1/31	469,000	447,630
6.25% 4/15/32	553,000	531,808
Murphy Oil Corp. 6.38% 7/15/28	1,501,000	1,512,324
Nabors Industries, Inc. 9.13% 1/31/30	600,000	621,561
Southwestern Energy Co.
5.38% 2/1/29	155,000	150,661
5.38% 3/15/30	1,315,000	1,270,393
Sunoco LP 7.25% 5/1/32	460,000	475,805
Transocean, Inc.
8.00% 2/1/27	948,000	944,715
8.50% 5/15/31	775,000	775,332
Vital Energy, Inc.
7.75% 7/31/29	875,000	881,932
7.88% 4/15/32	320,000	325,309
		11,270,149
Oil & Gas Services–1.85%
Kodiak Gas Services LLC 7.25% 2/15/29	435,000	445,908
USA Compression Partners LP/USA Compression Finance Corp.
6.88% 9/1/27	1,035,000	1,036,940
7.13% 3/15/29	400,000	403,043
Weatherford International Ltd. 8.63% 4/30/30	1,125,000	1,165,767
		3,051,658
Packaging & Containers–2.56%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25% 9/1/28	460,000	404,156
4.00% 9/1/29	485,000	410,434
Clydesdale Acquisition Holdings, Inc.
6.63% 4/15/29	155,000	152,339
8.75% 4/15/30	500,000	489,327
Mauser Packaging Solutions Holding Co.
7.88% 4/15/27	1,415,000	1,443,287
9.25% 4/15/27	395,000	395,254
LVIP Macquarie High Yield Fund-3

LVIP Macquarie High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Packaging & Containers (continued)
Sealed Air Corp.
5.00% 4/15/29	450,000	$428,272
6.50% 7/15/32	300,000	298,317
Sealed Air Corp./Sealed Air Corp. U.S. 7.25% 2/15/31	200,000	205,919
		4,227,305
Pharmaceuticals–1.36%
Cheplapharm Arzneimittel GmbH 5.50% 1/15/28	935,000	864,961
Grifols SA 4.75% 10/15/28	610,000	526,415
Organon & Co./Organon Foreign Debt Co.-Issuer BV 5.13% 4/30/31	945,000	848,848
		2,240,224
Pipelines–4.23%
Energy Transfer LP
5.63% 5/1/27	183,000	182,182
6.00% 2/1/29	803,000	808,513
EQM Midstream Partners LP
4.75% 1/15/31	1,732,000	1,619,498
6.50% 7/15/48	265,000	267,538
Genesis Energy LP/Genesis Energy Finance Corp.
7.75% 2/1/28	580,000	586,158
7.88% 5/15/32	195,000	196,858
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.38% 2/15/32	790,000	802,162
NuStar Logistics LP
6.00% 6/1/26	642,000	641,005
6.38% 10/1/30	652,000	662,994
Venture Global LNG, Inc. 8.38% 6/1/31	1,165,000	1,208,374
		6,975,282
Real Estate Investment Trusts–0.85%
Iron Mountain, Inc. 5.25% 7/15/30	1,470,000	1,397,214
		1,397,214
Retail–4.74%
Asbury Automotive Group, Inc.
4.63% 11/15/29	220,000	203,339
4.75% 3/1/30	660,000	611,591
Bath & Body Works, Inc.
6.88% 11/1/35	590,000	595,030
6.95% 3/1/33	431,000	419,539
Murphy Oil USA, Inc. 3.75% 2/15/31	1,805,000	1,589,453
PetSmart, Inc./PetSmart Finance Corp. 7.75% 2/15/29	1,205,000	1,173,511
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Victra Holdings LLC/Victra Finance Corp. 7.75% 2/15/26	1,259,000	$1,252,202
White Cap Buyer LLC 6.88% 10/15/28	1,381,000	1,332,515
@White Cap Parent LLC 8.25% 3/15/26	642,000	642,015
		7,819,195
Semiconductors–0.99%
Entegris, Inc.
4.75% 4/15/29	437,000	418,103
5.95% 6/15/30	1,225,000	1,212,828
		1,630,931
Software–2.76%
Athenahealth Group, Inc. 6.50% 2/15/30	420,000	386,693
Cloud Software Group, Inc. 6.50% 3/31/29	2,170,000	2,083,883
SS&C Technologies, Inc. 5.50% 9/30/27	1,024,000	1,008,339
UKG, Inc. 6.88% 2/1/31	1,060,000	1,073,282
		4,552,197
Telecommunications–5.61%
CommScope Technologies LLC 6.00% 6/15/25	486,000	395,964
Connect Finco Sarl/Connect U.S. Finco LLC 6.75% 10/1/26	1,740,000	1,679,363
Consolidated Communications, Inc.
5.00% 10/1/28	365,000	301,900
6.50% 10/1/28	1,510,000	1,290,455
Frontier Communications Holdings LLC
5.88% 10/15/27	683,000	666,819
5.88% 11/1/29	435,000	378,741
6.00% 1/15/30	1,211,000	1,053,524
6.75% 5/1/29	515,000	472,388
Iliad Holding SASU 8.50% 4/15/31	760,000	769,529
Sable International Finance Ltd. 5.75% 9/7/27	1,206,000	1,157,706
Sprint Capital Corp. 8.75% 3/15/32	200,000	240,562
Vmed O2 U.K. Financing I PLC 4.75% 7/15/31	1,000,000	843,376
		9,250,327
Transportation–0.99%
Genesee & Wyoming, Inc. 6.25% 4/15/32	1,645,000	1,638,837
		1,638,837
LVIP Macquarie High Yield Fund-4

LVIP Macquarie High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Trucking & Leasing–0.50%
Fortress Transportation & Infrastructure Investors LLC 7.00% 6/15/32	820,000	$831,600
		831,600
Total Corporate Bonds (Cost $148,872,873)		142,813,626
LOAN AGREEMENTS–6.85%
•Amynta Agency Borrower, Inc. 9.60% (SOFR CME03M + 4.25%) 2/28/28	818,769	819,940
•Applied Systems, Inc. 10.58% (SOFR CME03M + 5.25%) 2/23/32	763,000	787,797
•Bausch & Lomb Corp. 8.69% (SOFRTE01M + 3.25%) 5/10/27	786,970	777,920
•CD&R Hydra Buyer, Inc. 9.44% (SOFR CME03M + 4.00%) 3/25/31	822,937	824,221
•Cedar Fair LP 7.33% (SOFR CME01M + 2.00%) 5/1/31	240,000	239,251
•Cotiviti, Inc. 7.63% 5/1/31	806,000	801,301
•Dynacast International LLC 10.20% (SOFRTE03M + 4.75%) 7/22/25	1,158,052	1,105,940
=•Heartland Dental LLC 9.85% (SOFR CME03M + 4.50%) 4/28/28	1,245,000	1,249,280
•Hexion Holdings Corp. 12.88% (SOFRTE01M + 7.44%) 3/15/30	510,000	464,610
•Parkway Generation LLC
10.34% (SOFRTE03M + 4.75%) 2/18/29	348,361	347,665
10.34% (SOFRTE03M + 4.75%) 2/18/29	43,966	43,878
•PMHC II, Inc. 9.71% (SOFR CME03M + 4.25%) 4/23/29	177,739	173,295
∞Roper Industrial Products Investment Co. LLC 0.00% 11/22/29	822,937	822,937
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Solis IV BV 8.84% (SOFR CME03M + 3.50%) 2/26/29	421,647	$417,582
•SPX Flow, Inc. 8.84% (SOFR CME01M + 3.50%) 4/5/29	530,000	532,825
•Staples, Inc. 11.08% (SOFR CME03M + 5.75%) 9/4/29	855,000	781,042
•Vantage Specialty Chemicals, Inc. 10.08% (SOFR CME03M + 4.75%) 10/26/26	1,126,815	1,110,972
Total Loan Agreements (Cost $11,227,862)		11,300,456
NON-AGENCY ASSET-BACKED SECURITIES–0.18%
=•Barings CLO Ltd. Series 2024-2A E 1.00% (5.90% minus TSFR03M) 7/15/39	150,000	150,750
=•Bear Mountain Park CLO Ltd. Series 2022-1A ER 9.85% (TSFR03M + 5.95%) 7/15/37	150,000	150,000
Total Non-Agency Asset-Backed Securities (Cost $300,000)		300,750
SUPRANATIONAL BANK–0.57%
Ardonagh Finco Ltd. 7.75% 2/15/31	945,000	934,194
Total Supranational Bank (Cost $945,000)		934,194

	Number of Shares
MONEY MARKET FUND–4.74%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	7,826,961	7,826,961
Total Money Market Fund (Cost $7,826,961)		7,826,961

TOTAL INVESTMENTS–98.92% (Cost $169,172,696)	163,175,987

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.08%	1,779,407
NET ASSETS APPLICABLE TO 38,238,248 SHARES OUTSTANDING–100.00%	$164,955,394
NET ASSET VALUE PER SHARE–LVIP MACQUARIE HIGH YIELD FUND STANDARD CLASS ($72,156,695 / 16,713,885 Shares)	$4.317
NET ASSET VALUE PER SHARE–LVIP MACQUARIE HIGH YIELD FUND SERVICE CLASS ($92,798,699 / 21,524,363 Shares)	$4.311
LVIP Macquarie High Yield Fund-5

LVIP Macquarie High Yield Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$211,765,830
Distributable earnings/(accumulated loss)	(46,810,436)
TOTAL NET ASSETS	$164,955,394

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2024. Rate will reset at a future date.
**Security is in default
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
@PIK. 100% of the income received was in the form of additional par.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
∞Delayed settlement. Interest rate to be determined upon settlement date.

★Includes $4,092 expense reimbursement receivable from Lincoln Financial Investments Corporation, $1,781,040 payable for securities purchased, $77,410 payable for fund shares redeemed, $13,019 other accrued expenses payable, $115,261 due to manager and affiliates,
$18,275 payable for audit fee and $18,867 payable for fund accounting fee as of June 30, 2024.

Summary of Abbreviations:
CLO–Collateralized Loan Obligation
LNG–Liquefied Natural Gas
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFRTE01M–1 Month Term Secured Overnight Financing Rate
SOFRTE03M–3 Month Term Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie High Yield Fund-6

LVIP Macquarie High Yield Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Interest	$5,798,770
EXPENSES:
Management fees	529,553
Distribution fees-Service Class	138,692
Accounting and administration expenses	26,951
Professional fees	24,134
Shareholder servicing fees	23,626
Pricing fees	6,992
Reports and statements to shareholders	4,901
Custodian fees	4,137
Trustees’ fees and expenses	2,624
Consulting fees	1,165
Other	4,160
766,935
Less:
Expenses reimbursed	(25,367)
Total operating expenses	741,568
NET INVESTMENT INCOME	5,057,202
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(2,472,404)
Net change in unrealized appreciation (depreciation) of investments	702,963
NET REALIZED AND UNREALIZED LOSS	(1,769,441)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,287,761
See accompanying notes, which are an integral part of the financial statements.

LVIP Macquarie High Yield Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,057,202	$10,016,315
Net realized loss	(2,472,404)	(5,867,248)
Net change in unrealized appreciation (depreciation)	702,963	14,278,347
Net increase in net assets resulting from operations	3,287,761	18,427,414
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(4,565,003)
Service Class	—	(5,712,860)
Return of capital:
Standard Class	—	(27,526)
Service Class	—	(36,677)
	—	(10,342,066)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,311,778	9,221,842
Service Class	8,209,225	13,731,820
Reinvestment of dividends and distributions:
Standard Class	—	4,592,529
Service Class	—	5,749,537
	13,521,003	33,295,728
Cost of shares redeemed:
Standard Class	(5,357,434)	(12,137,939)
Service Class	(9,933,504)	(18,328,858)
	(15,290,938)	(30,466,797)
Increase (decrease) in net assets derived from capital share transactions	(1,769,935)	2,828,931
NET INCREASE IN NET ASSETS	1,517,826	10,914,279
NET ASSETS:
Beginning of period	163,437,568	152,523,289
End of period	$164,955,394	$163,437,568
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie High Yield Fund-7

LVIP Macquarie High Yield Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie High Yield Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21[2]	12/31/20[2]	12/31/19[2]
Net asset value, beginning of period	$4.228	$4.013	$4.845	$5.100	$5.080	$4.670
Income (loss) from investment operations:
Net investment income[3]	0.135	0.276	0.242	0.225	0.240	0.260
Net realized and unrealized gain (loss)	(0.046)	0.232	(0.795)	0.016	0.080	0.480
Total from investment operations	0.089	0.508	(0.553)	0.241	0.320	0.740
Less dividends and distributions from:
Net investment income	—	(0.292)	(0.278)	(0.496)	(0.300)	(0.330)
Return of capital	—	(0.001)	(0.001)[4]	— [4]	—	—
Total dividends and distributions	—	(0.293)	(0.279)	(0.496)	(0.300)	(0.330)
Net asset value, end of period	$4.317	$4.228	$4.013	$4.845	$5.100	$5.080
Total return[5]	2.10%	12.67%	(11.41% )	4.92%	7.24%	16.43% [6]
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$72,157	$70,718	$65,564	$80,790	$76,743	$79,463
Ratio of expenses to average net assets	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.77%	0.76%	0.77%	0.76%	0.78%	0.76%
Ratio of net investment income to average net assets	6.38%	6.58%	5.47%	4.57%	5.08%	5.32%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	6.35%	6.56%	5.44%	4.55%	5.04%	5.30%
Portfolio turnover	27%	37%	36%	93%	124%	87%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP High Yield Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP High Yield Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]	Amount is less than $(0.005) per share.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 1.11% lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie High Yield Fund-8

LVIP Macquarie High Yield Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie High Yield Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21[2]	12/31/20[2]	12/31/19[2]
Net asset value, beginning of period	$4.229	$4.014	$4.845	$5.080	$5.060	$4.650
Income (loss) from investment operations:
Net investment income[3]	0.129	0.263	0.229	0.216	0.230	0.250
Net realized and unrealized gain (loss)	(0.047)	0.233	(0.795)	0.009	0.070	0.480
Total from investment operations	0.082	0.496	(0.566)	0.225	0.300	0.730
Less dividends and distributions from:
Net investment income	—	(0.279)	(0.264)	(0.460)	(0.280)	(0.320)
Return of capital	—	(0.002)	(0.001)[4]	— [4]	—	—
Total dividends and distributions	—	(0.281)	(0.265)	(0.460)	(0.280)	(0.320)
Net asset value, end of period	$4.311	$4.229	$4.014	$4.845	$5.080	$5.060
Total return[5]	1.96%	12.34%	(11.66% )	4.59%	6.89%	16.12% [6]
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$92,799	$92,720	$86,959	$113,599	$119,487	$123,687
Ratio of expenses to average net assets	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.07%	1.06%	1.07%	1.06%	1.08%	1.06%
Ratio of net investment income to average net assets	6.08%	6.28%	5.17%	4.28%	4.78%	5.02%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	6.05%	6.26%	5.14%	4.26%	4.74%	5.00%
Portfolio turnover	27%	37%	36%	93%	124%	87%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP High Yield Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP High Yield Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]	Amount is less than $(0.005) per share.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 1.11% lower.
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie High Yield Fund-9

LVIP Macquarie High Yield Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Macquarie High Yield Fund (formerly, LVIP Delaware High Yield Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a  management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek total return and, as a secondary objective, high current income.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual
LVIP Macquarie High Yield Fund-10

LVIP Macquarie High Yield Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund's average daily net assets; 0.60% of the next $500 million; 0.55% of the next $1.5 billion; and 0.50% of the Fund's average daily net assets in excess of $2.5 billion.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses (excluding Underlying Fund fees and expenses) exceed 0.74% of the average daily net assets for the Standard Class and 1.04% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2024	2025	2026	Total
LFI	$18,611	$43,325	$27,638	$89,574
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$6,937
Legal	1,055
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,996 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Macquarie High Yield Fund-11

LVIP Macquarie High Yield Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$4,092
Management fees payable to LFI	87,406
Distribution fees payable to LFD	22,764
Printing and mailing fees payable to Lincoln Life	1,191
Shareholder servicing fees payable to Lincoln Life	3,900
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$43,617,469
Sales	41,609,146
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$169,172,696
Aggregate unrealized appreciation of investments	$2,490,488
Aggregate unrealized depreciation of investments	(8,487,197)
Net unrealized depreciation of investments	$(5,996,709)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Macquarie High Yield Fund-12

LVIP Macquarie High Yield Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds	$—	$142,813,626	$—	$142,813,626
Loan Agreements	—	10,051,176	1,249,280	11,300,456
Non-Agency Asset-Backed Securities	—	—	300,750	300,750
Supranational Bank	—	934,194	—	934,194
Money Market Fund	7,826,961	—	—	7,826,961
Total Investments	$7,826,961	$153,798,996	$1,550,030	$163,175,987
During the six months ended June 30, 2024, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	1,246,456	2,192,065
Service Class	1,929,630	3,266,758
Shares reinvested:
Standard Class	—	1,085,704
Service Class	—	1,358,908
	3,176,086	7,903,435
Shares redeemed:
Standard Class	(1,258,514)	(2,889,024)
Service Class	(2,332,053)	(4,362,110)
	(3,590,567)	(7,251,134)
Net increase	(414,481)	652,301
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Risk Factors
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP Macquarie High Yield Fund-13

LVIP Macquarie High Yield Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Macquarie High Yield Fund-14

LVIP Macquarie Limited-Term Diversified Income Fund
(formerly, LVIP Delaware Limited-Term Diversified Income Fund)
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP Macquarie Limited-Term Diversified Income Fund

LVIP Macquarie Limited-Term Diversified Income Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.21%
•Fannie Mae Connecticut Avenue Securities Series 2023-R08 1M1 6.84% (SOFR30A + 1.50%) 10/25/43	2,507,059	$2,523,320
•Fannie Mae Grantor Trust Series 2001-T5 A2 7.00% 6/19/41	5,698	5,735
Freddie Mac REMICs Series 5092 WG 1.00% 4/25/31	9,391,673	8,440,447
•Freddie Mac STACR REMIC Trust
Series 2017-HQA2 M2AS 6.50% (SOFR30A + 1.16%) 12/25/29	125,615	125,937
Series 2021-DNA3 M1 6.09% (SOFR30A + 0.75%) 10/25/33	164,277	164,299
Series 2023-HQA3 A1 7.19% (SOFR30A + 1.85%) 11/25/43	2,431,509	2,466,397
♦Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43	453	460
Series T-58 2A 6.50% 9/25/43	6,497	6,710
Total Agency Collateralized Mortgage Obligations (Cost $14,669,092)		13,733,305
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.33%
♦Freddie Mac Multifamily Structured Pass Through Certificates Series K729 A2 3.14% 10/25/24	3,776,280	3,742,664
Total Agency Commercial Mortgage-Backed Security (Cost $3,808,062)		3,742,664
AGENCY MORTGAGE-BACKED SECURITIES–3.31%
Fannie Mae S.F. 15 yr 2.50% 8/1/36	2,697,207	2,439,681
Fannie Mae S.F. 30 yr
3.50% 6/1/52	6,385,975	5,715,061
4.50% 7/1/40	189,809	183,871
4.50% 8/1/41	448,430	435,583
4.50% 2/1/46	3,468,646	3,357,605
4.50% 5/1/46	343,448	333,622
4.50% 11/1/47	3,518,497	3,385,750
4.50% 4/1/48	1,975,566	1,927,565
4.50% 1/1/50	873,063	847,845
5.00% 7/1/47	380,941	376,697
5.00% 8/1/48	2,849,509	2,809,469
5.00% 7/1/49	6,763,919	6,660,539
5.50% 5/1/44	7,035,933	7,065,413
6.00% 1/1/42	759,440	776,435
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr 5.50% 9/1/41	1,274,480	$1,280,782
Total Agency Mortgage-Backed Securities (Cost $39,528,558)		37,595,918
CORPORATE BONDS–34.78%
Aerospace & Defense–0.65%
Boeing Co. 2.20% 2/4/26	2,075,000	1,950,241
RTX Corp. 5.75% 11/8/26	5,355,000	5,412,234
		7,362,475
Airlines–0.04%
United Airlines, Inc. 4.38% 4/15/26	465,000	449,193
		449,193
Auto Manufacturers–1.39%
Daimler Truck Finance North America LLC 1.63% 12/13/24	5,890,000	5,785,938
Ford Motor Credit Co. LLC
2.30% 2/10/25	1,245,000	1,217,283
3.38% 11/13/25	3,070,000	2,971,161
5.80% 3/5/27	1,890,000	1,890,042
5.80% 3/8/29	1,450,000	1,444,907
6.80% 11/7/28	735,000	759,471
6.95% 6/10/26	645,000	657,342
Hyundai Capital America 5.28% 6/24/27	1,055,000	1,050,345
		15,776,489
Auto Parts & Equipment–0.33%
Aptiv PLC/Aptiv Corp. 2.40% 2/18/25	3,775,000	3,693,510
		3,693,510
Banks–10.14%
Banco Continental SAECA 2.75% 12/10/25	3,115,000	2,956,641
Banco Santander SA 5.59% 8/8/28	1,200,000	1,211,102
μBank of America Corp.
0.98% 9/25/25	6,085,000	6,016,817
5.82% 9/15/29	2,670,000	2,725,894
Bank of Montreal
1.85% 5/1/25	1,785,000	1,731,456
μ7.70% 5/26/84	2,115,000	2,160,240
μBank of New York Mellon Corp. 5.80% 10/25/28	2,167,000	2,207,918
μBarclays PLC 7.39% 11/2/28	703,000	740,696
BBVA Bancomer SA 1.88% 9/18/25	3,490,000	3,329,642
BPCE SA 5.13% 1/18/28	1,065,000	1,052,363
Citibank NA
5.44% 4/30/26	1,315,000	1,319,571
5.49% 12/4/26	1,160,000	1,166,263
LVIP Macquarie Limited-Term Diversified Income Fund-1

LVIP Macquarie Limited-Term Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μCitizens Bank NA 6.06% 10/24/25	2,005,000	$2,003,888
Credit Agricole SA
μ1.91% 6/16/26	1,895,000	1,824,198
5.30% 7/12/28	860,000	860,931
μDeutsche Bank AG
6.72% 1/18/29	708,000	730,643
6.82% 11/20/29	1,440,000	1,497,581
μFifth Third Bank NA 5.85% 10/27/25	3,320,000	3,317,084
Goldman Sachs Group, Inc.
μ5.73% 4/25/30	1,445,000	1,470,657
•5.84% (SOFR + 0.49%) 10/21/24	9,495,000	9,496,044
μING Groep NV 6.08% 9/11/27	1,130,000	1,142,541
JPMorgan Chase & Co.
μ5.01% 1/23/30	1,690,000	1,677,039
μ5.57% 4/22/28	1,890,000	1,905,304
•6.24% (SOFR + 0.89%) 4/22/27	3,675,000	3,690,546
KeyBank NA 4.15% 8/8/25	3,821,000	3,747,059
•KeyCorp 6.62% (SOFRINDX + 1.25%) 5/23/25	2,725,000	2,714,972
μLloyds Banking Group PLC 5.72% 6/5/30	1,210,000	1,219,833
μMorgan Stanley
6.14% 10/16/26	12,400,000	12,481,447
6.30% 10/18/28	1,854,000	1,912,874
6.41% 11/1/29	694,000	724,093
μMorgan Stanley Bank NA 5.50% 5/26/28	1,985,000	1,998,584
PNC Bank NA 3.88% 4/10/25	4,955,000	4,882,338
μPNC Financial Services Group, Inc.
5.30% 1/21/28	2,240,000	2,236,919
5.67% 10/28/25	1,185,000	1,183,695
Popular, Inc. 7.25% 3/13/28	795,000	816,250
State Street Corp. 4.99% 3/18/27	2,080,000	2,077,485
Toronto-Dominion Bank 4.11% 6/8/27	1,878,000	1,822,570
μTruist Bank 2.64% 9/17/29	9,026,000	8,832,358
μU.S. Bancorp
4.65% 2/1/29	223,000	218,203
5.38% 1/23/30	650,000	651,741
5.73% 10/21/26	243,000	243,414
6.79% 10/26/27	1,000,000	1,029,610
μWells Fargo & Co. 3.91% 4/25/26	8,225,000	8,101,570
Wells Fargo Bank NA 5.25% 12/11/26	1,990,000	1,992,059
		115,122,133
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages–0.24%
Coca-Cola Consolidated, Inc. 5.25% 6/1/29	2,735,000	$2,747,295
		2,747,295
Biotechnology–1.00%
Amgen, Inc. 5.15% 3/2/28	1,225,000	1,224,820
Royalty Pharma PLC 1.20% 9/2/25	10,690,000	10,152,349
		11,377,169
Chemicals–0.63%
Avient Corp. 5.75% 5/15/25	5,607,000	5,591,787
Celanese U.S. Holdings LLC
6.05% 3/15/25	475,000	475,604
6.17% 7/15/27	1,100,000	1,116,407
		7,183,798
Commercial Services–0.51%
ERAC USA Finance LLC
4.60% 5/1/28	4,895,000	4,817,589
5.00% 2/15/29	970,000	967,418
		5,785,007
Diversified Financial Services–1.96%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00% 10/29/28	1,310,000	1,190,489
5.10% 1/19/29	4,620,000	4,575,669
Air Lease Corp.
0.80% 8/18/24	5,645,000	5,607,669
2.88% 1/15/26	755,000	724,363
Aviation Capital Group LLC
1.95% 1/30/26	3,680,000	3,462,798
3.50% 11/1/27	2,410,000	2,255,954
5.38% 7/15/29	1,825,000	1,803,736
Jefferies Financial Group, Inc.
5.88% 7/21/28	560,000	565,624
6.05% 3/12/25	2,110,000	2,108,603
		22,294,905
Electric–4.88%
AEP Texas, Inc. 5.45% 5/15/29	1,645,000	1,653,567
Avangrid, Inc. 3.20% 4/15/25	2,630,000	2,575,061
DTE Energy Co. 5.10% 3/1/29	1,895,000	1,879,494
Duke Energy Carolinas LLC 3.95% 11/15/28	1,335,000	1,283,656
μDuke Energy Corp. 4.88% 9/16/24	3,180,000	3,152,488
Enel Finance International NV 4.50% 6/15/25	1,630,000	1,608,539
Engie SA
5.25% 4/10/29	1,320,000	1,316,028
LVIP Macquarie Limited-Term Diversified Income Fund-2

LVIP Macquarie Limited-Term Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Engie SA (continued)
5.63% 4/10/34	1,245,000	$1,238,531
Fells Point Funding Trust 3.05% 1/31/27	3,065,000	2,885,317
FirstEnergy Pennsylvania Electric Co. 5.20% 4/1/28	3,465,000	3,461,873
National Rural Utilities Cooperative Finance Corp.
1.88% 2/7/25	7,575,000	7,408,127
4.45% 3/13/26	2,045,000	2,016,646
4.80% 3/15/28	1,570,000	1,557,762
NextEra Energy Capital Holdings, Inc. 5.75% 9/1/25	735,000	736,593
Pacific Gas & Electric Co. 5.55% 5/15/29	1,105,000	1,107,486
PacifiCorp
5.10% 2/15/29	470,000	469,681
5.45% 2/15/34	795,000	785,336
Sempra 3.30% 4/1/25	4,220,000	4,144,715
Southern Co. 4.85% 6/15/28	4,825,000	4,774,680
Virginia Power Fuel Securitization LLC 5.09% 5/1/29	11,000,000	10,946,201
Vistra Operations Co. LLC 5.13% 5/13/25	440,000	437,349
		55,439,130
Electronics–0.08%
Amphenol Corp. 5.05% 4/5/27	955,000	954,197
		954,197
Entertainment–0.67%
Warnermedia Holdings, Inc.
3.64% 3/15/25	6,245,000	6,148,162
6.41% 3/15/26	1,470,000	1,469,995
		7,618,157
Forest Products & Paper–0.27%
Inversiones CMPC SA 4.75% 9/15/24	3,120,000	3,110,321
		3,110,321
Health Care Products–0.17%
Medtronic Global Holdings SCA 4.25% 3/30/28	1,940,000	1,895,544
		1,895,544
Health Care Services–0.74%
Elevance Health, Inc. 5.15% 6/15/29	685,000	686,834
UnitedHealth Group, Inc.
4.25% 1/15/29	5,955,000	5,798,497
4.90% 4/15/31	1,910,000	1,892,281
		8,377,612
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance–1.06%
Aon North America, Inc. 5.13% 3/1/27	1,565,000	$1,562,282
Equitable Financial Life Global Funding 0.80% 8/12/24	1,825,000	1,814,236
Met Tower Global Funding 3.70% 6/13/25	6,120,000	6,019,675
New York Life Global Funding 5.45% 9/18/26	2,580,000	2,592,249
		11,988,442
Internet–0.30%
JD.com, Inc. 3.88% 4/29/26	3,470,000	3,378,186
		3,378,186
Leisure Time–0.17%
Carnival Corp. 7.63% 3/1/26	1,882,000	1,900,604
		1,900,604
Media–0.57%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.15% 11/10/26	6,415,000	6,476,995
		6,476,995
Mining–0.31%
Newmont Corp./Newcrest Finance Pty. Ltd. 5.30% 3/15/26	3,500,000	3,498,833
		3,498,833
Miscellaneous Manufacturing–0.38%
Parker-Hannifin Corp. 4.25% 9/15/27	4,455,000	4,340,648
		4,340,648
Oil & Gas–0.84%
Devon Energy Corp. 5.25% 9/15/24	1,908,000	1,906,779
Diamondback Energy, Inc. 5.20% 4/18/27	920,000	920,194
Occidental Petroleum Corp.
5.50% 12/1/25	2,793,000	2,785,906
5.88% 9/1/25	3,450,000	3,451,633
Southwestern Energy Co. 5.70% 1/23/25	424,000	422,678
		9,487,190
Packaging & Containers–0.47%
Mauser Packaging Solutions Holding Co. 7.88% 4/15/27	5,190,000	5,293,754
		5,293,754
LVIP Macquarie Limited-Term Diversified Income Fund-3

LVIP Macquarie Limited-Term Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals–1.38%
AbbVie, Inc.
2.60% 11/21/24	7,125,000	$7,046,467
4.80% 3/15/29	2,640,000	2,629,796
Cardinal Health, Inc. 5.13% 2/15/29	2,255,000	2,249,635
Pfizer Investment Enterprises Pte. Ltd. 4.45% 5/19/28	3,455,000	3,394,512
Zoetis, Inc. 5.40% 11/14/25	395,000	394,707
		15,715,117
Pipelines–2.37%
Energy Transfer LP 5.55% 2/15/28	4,720,000	4,758,251
Kinder Morgan, Inc. 5.00% 2/1/29	700,000	692,224
MPLX LP 4.88% 12/1/24	6,200,000	6,173,457
NuStar Logistics LP 5.75% 10/1/25	3,345,000	3,324,052
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	2,375,000	2,326,236
TransCanada PipeLines Ltd. 1.00% 10/12/24	9,760,000	9,626,692
		26,900,912
Real Estate Investment Trusts–0.69%
American Tower Corp. 5.20% 2/15/29	1,360,000	1,355,304
Crown Castle, Inc. 1.05% 7/15/26	4,740,000	4,338,555
VICI Properties LP 4.95% 2/15/30	2,250,000	2,170,665
		7,864,524
Retail–0.06%
Home Depot, Inc. 4.88% 6/25/27	720,000	718,533
		718,533
Semiconductors–0.29%
SK Hynix, Inc. 1.50% 1/19/26	3,510,000	3,295,408
		3,295,408
Software–0.89%
Oracle Corp. 5.80% 11/10/25	2,780,000	2,793,172
Roper Technologies, Inc. 2.35% 9/15/24	6,670,000	6,623,827
Workday, Inc. 3.50% 4/1/27	710,000	679,186
		10,096,185
Telecommunications–1.30%
NBN Co. Ltd. 0.88% 10/8/24	7,100,000	7,008,005
Rogers Communications, Inc. 5.00% 2/15/29	2,845,000	2,809,934
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 9/20/29	327,187	$325,141
T-Mobile USA, Inc. 3.75% 4/15/27	4,850,000	4,661,627
		14,804,707
Total Corporate Bonds (Cost $398,533,971)		394,946,973
NON-AGENCY ASSET-BACKED SECURITIES–25.10%
American Express Credit Account Master Trust Series 2023-1 A 4.87% 5/15/28	6,000,000	5,973,323
ARI Fleet Lease Trust Series 2024-B A2 5.54% 4/15/33	6,000,000	6,004,089
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A A 3.35% 9/22/25	1,665,000	1,659,410
•Ballyrock CLO Ltd. Series 2018-1A A1 6.59% (TSFR03M + 1.26%) 4/20/31	3,324,430	3,328,297
•Benefit Street Partners CLO IX Ltd. Series 2016-9A AR 6.70% (TSFR03M + 1.37%) 7/20/31	1,241,869	1,242,485
•Benefit Street Partners CLO VIII Ltd. Series 2015-8A A1AR 6.69% (TSFR03M + 1.36%) 1/20/31	1,334,355	1,335,426
•Canyon Capital CLO Ltd. Series 2019-2A AR 6.77% (TSFR03M + 1.44%) 10/15/34	7,250,000	7,257,504
•Carlyle Global Market Strategies CLO Ltd. Series 2014-2RA A1 6.63% (TSFR03M + 1.31%) 5/15/31	3,002,315	3,015,075
•CBAM Ltd. Series 2020-13A A 7.02% (TSFR03M + 1.69%) 1/20/34	7,000,000	7,003,136
•Cedar Funding IX CLO Ltd. Series 2018-9A A1 6.57% (TSFR03M + 1.24%) 4/20/31	1,775,851	1,777,398
Chase Issuance Trust Series 2024-A1 A 4.60% 1/16/29	8,000,000	7,926,437
CNH Equipment Trust Series 2024-A A2 5.19% 7/15/27	5,800,000	5,781,767
Discover Card Execution Note Trust
Series 2022-A4 A 5.03% 10/15/27	11,500,000	11,457,204
Series 2023-A1 A 4.31% 3/15/28	5,000,000	4,924,649
•Dryden 83 CLO Ltd. Series 2020-83A AR 6.86% (TSFR03M + 1.53%) 4/18/37	4,750,000	4,756,650
LVIP Macquarie Limited-Term Diversified Income Fund-4

LVIP Macquarie Limited-Term Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Enterprise Fleet Financing LLC
Series 2022-2 A2 4.65% 5/21/29	1,273,596	$1,263,921
Series 2023-3 A2 6.40% 3/20/30	5,500,000	5,561,997
Ford Credit Auto Lease Trust Series 2024-A A3 5.06% 5/15/27	5,000,000	4,980,012
Ford Credit Auto Owner Trust
Series 2021-A B 0.70% 10/15/26	4,000,000	3,855,661
Series 2022-A B 1.91% 7/15/27	4,800,000	4,547,573
Series 2023-C A3 5.53% 9/15/28	11,000,000	11,058,850
Series 2024-B A3 5.10% 4/15/29	11,000,000	10,991,748
Ford Credit Floorplan Master Owner Trust A Series 2024-1 A1 5.29% 4/15/29	9,000,000	9,033,078
GM Financial Automobile Leasing Trust
Series 2022-1 B 2.23% 2/20/26	3,806,435	3,798,402
Series 2024-1 A3 5.09% 3/22/27	14,650,000	14,579,636
GreatAmerica Leasing Receivables Funding LLC Series 2021-1 B 0.72% 12/15/26	3,600,000	3,513,242
GTE Auto Receivables Trust Series 2023-1 A2 5.65% 8/17/26	849,921	849,139
•Halseypoint CLO 5 Ltd. Series 2021-5A A1A 6.80% (TSFR03M + 1.47%) 1/30/35	4,000,000	4,000,160
Huntington Auto Trust Series 2024-1A A3 5.23% 1/16/29	10,000,000	9,971,758
Hyundai Auto Lease Securitization Trust
Series 2023-A A3 5.05% 1/15/26	5,000,000	4,988,906
Series 2024-A A3 5.02% 3/15/27	5,800,000	5,775,487
•Magnetite XL Ltd. Series 2024-40A A1 6.78% (TSFR03M + 1.45%) 7/15/37	5,000,000	5,003,435
•Mercedes-Benz Auto Lease Trust Series 2024-A A2B 5.75% (SOFR30A + 0.42%) 2/16/27	3,300,000	3,299,999
•NextGear Floorplan Master Owner Trust Series 2024-1A A1 6.23% (SOFR30A + 0.90%) 3/15/29	11,000,000	11,049,971
•Oaktree CLO Ltd. Series 2019-2A A1AR 6.71% (TSFR03M + 1.38%) 4/15/31	2,000,000	2,001,392
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
OCCU Auto Receivables Trust Series 2023-1A A2 6.23% 4/15/27	2,762,916	$2,768,362
PFS Financing Corp. Series 2024-B A 4.95% 2/15/29	8,900,000	8,827,227
Toyota Auto Loan Extended Note Trust Series 2022-1A A 3.82% 4/25/35	11,490,000	11,111,077
Toyota Auto Receivables Owner Trust
Series 2024-A A3 4.83% 10/16/28	6,300,000	6,259,425
Series 2024-B A3 5.33% 1/16/29	4,750,000	4,768,791
Trafigura Securitisation Finance PLC Series 2021-1A A2 1.08% 1/15/25	10,150,000	10,129,010
•TRESTLES CLO V Ltd. Series 2021-5A A1 6.76% (TSFR03M + 1.43%) 10/20/34	7,000,000	7,001,183
Verizon Master Trust
Series 2021-2 A 0.99% 4/20/28	6,500,000	6,407,341
Series 2022-2 A 1.53% 7/20/28	5,000,000	4,888,103
Series 2022-2 B 1.83% 7/20/28	4,800,000	4,695,428
Series 2024-3 A1A 5.34% 4/22/30	5,500,000	5,548,129
Volkswagen Auto Lease Trust Series 2022-A A3 3.44% 7/21/25	1,650,998	1,647,117
•Volkswagen Auto Loan Enhanced Trust Series 2023-2 A2B 5.96% (SOFR30A + 0.63%) 3/22/27	8,767,152	8,783,456
World Omni Auto Receivables Trust Series 2022-D A3 5.61% 2/15/28	3,650,000	3,651,860
•Zais CLO 16 Ltd. Series 2020-16A A1R 7.01% (TSFR03M + 1.68%) 10/20/34	5,000,000	5,000,665
Total Non-Agency Asset-Backed Securities (Cost $285,720,724)		285,054,391
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.90%
φOBX Trust Series 2023-NQM8 A1 7.05% 9/25/63	3,711,117	3,780,738
φVerus Securitization Trust Series 2023-6 A1 6.67% 9/25/68	6,409,369	6,477,450
Total Non-Agency Collateralized Mortgage Obligations (Cost $10,120,320)		10,258,188
LVIP Macquarie Limited-Term Diversified Income Fund-5

LVIP Macquarie Limited-Term Diversified Income Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS–32.36%
U.S. Treasury Notes
4.13% 6/15/26	115,630,000	$114,302,061
4.50% 4/15/27	67,650,000	67,549,582
4.63% 6/30/26	18,505,000	18,471,749
4.88% 4/30/26	28,015,000	28,056,585
4.88% 5/31/26	138,765,000	139,046,866
Total U.S. Treasury Obligations (Cost $367,554,996)		367,426,843

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–3.02%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	34,306,837	$34,306,837
Total Money Market Fund (Cost $34,306,837)		34,306,837

TOTAL INVESTMENTS–101.01% (Cost $1,154,242,560)	1,147,065,119

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.01%)	(11,459,846)
NET ASSETS APPLICABLE TO 121,155,376 SHARES OUTSTANDING–100.00%	$1,135,605,273
NET ASSET VALUE PER SHARE–LVIP MACQUARIE LIMITED-TERM DIVERSIFIED INCOME FUND STANDARD CLASS ($182,355,757 / 19,337,843 Shares)	$9.430
NET ASSET VALUE PER SHARE–LVIP MACQUARIE LIMITED-TERM DIVERSIFIED INCOME FUND SERVICE CLASS ($953,249,516 / 101,817,533 Shares)	$9.362
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$1,211,576,761
Distributable earnings/(accumulated loss)	(75,971,488)
TOTAL NET ASSETS	$1,135,605,273

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2024. Rate will reset at a future date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2024.

★Includes $1,400,000 cash collateral held at broker for futures contracts, $15,846 expense reimbursement receivable from Lincoln Financial
Investments Corporation, $18,474,075 payable for securities purchased, $786,076 payable for fund shares redeemed, $22,791 other accrued expenses payable, $716,285 due to manager and affiliates, $7,841 variation margin due to broker on futures contracts, $27,981 payable for audit fee and $55,011 payable for fund accounting fee as of June 30, 2024.

LVIP Macquarie Limited-Term Diversified Income Fund-6

LVIP Macquarie Limited-Term Diversified Income Fund
Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2024:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contract:
388	U.S. Treasury 2 yr Notes	$79,236,875	$79,038,160	9/30/24	$198,715	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024.

Summary of Abbreviations:
CLO–Collateralized Loan Obligation
CMPC–Coût Moyen Pondéré du Capital
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
SOFRINDX–Secured Overnight Financing Rate Index
STACR–Structured Agency Credit Risk
TSFR03M–3 Month Term Secured Overnight Financing Rate
SOFR30A–Secured Overnight Financing Rate 30 Days Average
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Limited-Term Diversified Income Fund-7

LVIP Macquarie Limited-Term Diversified Income Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Interest	$24,441,228
EXPENSES:
Management fees	2,734,282
Distribution fees-Service Class	1,430,610
Shareholder servicing fees	164,192
Accounting and administration expenses	110,658
Professional fees	42,932
Trustees’ fees and expenses	18,470
Reports and statements to shareholders	16,716
Pricing fees	7,964
Custodian fees	5,544
Consulting fees	1,520
Other	12,159
4,545,047
Less:
Expenses reimbursed	(113,687)
Total operating expenses	4,431,360
NET INVESTMENT INCOME	20,009,868
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	1,410,104
Futures contracts	(1,556,522)
Net realized loss	(146,418)
Net change in unrealized appreciation (depreciation) of:
Investments	(2,790,191)
Futures contracts	(1,989,514)
Net change in unrealized appreciation (depreciation)	(4,779,705)
NET REALIZED AND UNREALIZED LOSS	(4,926,123)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,083,745
See accompanying notes, which are an integral part of the financial statements.

LVIP Macquarie Limited-Term Diversified Income Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$20,009,868	$33,265,992
Net realized loss	(146,418)	(19,905,373)
Net change in unrealized appreciation (depreciation)	(4,779,705)	39,030,064
Net increase in net assets resulting from operations	15,083,745	52,390,683
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(6,146,237)
Service Class	—	(30,715,876)
	—	(36,862,113)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	23,376,083	46,907,843
Service Class	56,843,986	70,698,977
Reinvestment of dividends and distributions:
Standard Class	—	6,146,237
Service Class	—	30,715,876
	80,220,069	154,468,933
Cost of shares redeemed:
Standard Class	(19,534,411)	(39,811,824)
Service Class	(67,544,795)	(153,974,428)
	(87,079,206)	(193,786,252)
Decrease in net assets derived from capital share transactions	(6,859,137)	(39,317,319)
NET INCREASE (DECREASE) IN NET ASSETS	8,224,608	(23,788,749)
NET ASSETS:
Beginning of period	1,127,380,665	1,151,169,414
End of period	$1,135,605,273	$1,127,380,665
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Limited-Term Diversified Income Fund-8

LVIP Macquarie Limited-Term Diversified Income Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie Limited-Term Diversified Income Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21[2]	12/31/20[2]	12/31/19[2]
Net asset value, beginning of period	$9.294	$9.173	$9.818	$10.060	$9.820	$9.590
Income (loss) from investment operations:
Net investment income[3]	0.176	0.294	0.170	0.109	0.120	0.220
Net realized and unrealized gain (loss)	(0.040)	0.165	(0.574)	(0.176)	0.300	0.270
Total from investment operations	0.136	0.459	(0.404)	(0.067)	0.420	0.490
Less dividends and distributions from:
Net investment income	—	(0.338)	(0.241)	(0.174)	(0.180)	(0.260)
Return of capital	—	—	—	(0.001)	— [4]	—
Total dividends and distributions	—	(0.338)	(0.241)	(0.175)	(0.180)	(0.260)
Net asset value, end of period	$9.430	$9.294	$9.173	$9.818	$10.060	$9.820
Total return[5]	1.46%	5.00%	(4.12% )	(0.67% )	4.31%	5.21%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$182,356	$175,888	$160,489	$180,707	$169,526	$131,920
Ratio of expenses to average net assets	0.53%	0.53%	0.53%	0.53%	0.53%	0.54%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.55%	0.55%	0.54%	0.53%	0.54%	0.54%
Ratio of net investment income to average net assets	3.79%	3.15%	1.79%	1.09%	1.26%	2.27%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.77%	3.13%	1.78%	1.09%	1.25%	2.27%
Portfolio turnover	82%	123%	122%	274%	196%	97%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP Limited-Term Diversified Income Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Limited-Term Diversified Income Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]	Amount is less than $(0.005) per share.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Limited-Term Diversified Income Fund-9

LVIP Macquarie Limited-Term Diversified Income Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie Limited-Term Diversified Income Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21[2]	12/31/20[2]	12/31/19[2]
Net asset value, beginning of period	$9.241	$9.122	$9.762	$10.000	$9.750	$9.530
Income (loss) from investment operations:
Net investment income[3]	0.161	0.265	0.141	0.079	0.090	0.190
Net realized and unrealized gain (loss)	(0.040)	0.162	(0.571)	(0.183)	0.310	0.260
Total from investment operations	0.121	0.427	(0.430)	(0.104)	0.400	0.450
Less dividends and distributions from:
Net investment income	—	(0.308)	(0.210)	(0.133)	(0.150)	(0.230)
Return of capital	—	—	—	(0.001)	— [4]	—
Total dividends and distributions	—	(0.308)	(0.210)	(0.134)	(0.150)	(0.230)
Net asset value, end of period	$9.362	$9.241	$9.122	$9.762	$10.000	$9.750
Total return[5]	1.31%	4.68%	(4.40% )	(1.04% )	4.12%	4.81%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$953,250	$951,493	$990,680	$1,221,710	$1,243,718	$1,216,346
Ratio of expenses to average net assets	0.83%	0.83%	0.83%	0.83%	0.83%	0.84%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.85%	0.85%	0.84%	0.83%	0.84%	0.84%
Ratio of net investment income to average net assets	3.49%	2.85%	1.49%	0.79%	0.96%	1.97%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.47%	2.83%	1.48%	0.79%	0.95%	1.97%
Portfolio turnover	82%	123%	122%	274%	196%	97%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP Limited-Term Diversified Income Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Limited-Term Diversified Income Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]	Amount is less than $(0.005) per share.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Limited-Term Diversified Income Fund-10

LVIP Macquarie Limited-Term Diversified Income Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Macquarie Limited-Term Diversified Income Fund (formerly, LVIP Delaware Limited-Term Diversified Income Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified  management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek maximum total return, consistent with reasonable risk.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP Macquarie Limited-Term Diversified Income Fund-11

LVIP Macquarie Limited-Term Diversified Income Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.50% of the first $500 million of the Fund's average daily net assets; 0.475% of the next $500 million; 0.45% of the next $1.5 billion; and 0.425% of the Fund's average daily net assets in excess of $2.5 billion.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses (excluding Underlying Fund fees and expenses) exceed 0.53% of the average daily net assets for the Standard Class and 0.83% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2024	2025	2026	Total
LFI	$23,434	$180,474	$196,789	$400,697
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$48,242
Legal	7,340
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Macquarie Limited-Term Diversified Income Fund-12

LVIP Macquarie Limited-Term Diversified Income Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $10,045 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$15,846
Management fees payable to LFI	451,147
Distribution fees payable to LFD	235,517
Printing and mailing fees payable to Lincoln Life	2,528
Shareholder servicing fees payable to Lincoln Life	27,093
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$240,049,711
Purchases of U.S. government securities	681,534,863
Sales other than U.S. government securities	242,429,592
Sales of U.S. government securities	676,379,234
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$1,154,242,560
Aggregate unrealized appreciation of investments and derivatives	$3,036,176
Aggregate unrealized depreciation of investments and derivatives	(10,014,902)
Net unrealized depreciation of investments and derivatives	$(6,978,726)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted
LVIP Macquarie Limited-Term Diversified Income Fund-13

LVIP Macquarie Limited-Term Diversified Income Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$13,733,305	$—	$13,733,305
Agency Commercial Mortgage-Backed Security	—	3,742,664	—	3,742,664
Agency Mortgage-Backed Securities	—	37,595,918	—	37,595,918
Corporate Bonds	—	394,946,973	—	394,946,973
Non-Agency Asset-Backed Securities	—	285,054,391	—	285,054,391
Non-Agency Collateralized Mortgage Obligations	—	10,258,188	—	10,258,188
U.S. Treasury Obligations	—	367,426,843	—	367,426,843
Money Market Fund	34,306,837	—	—	34,306,837
Total Investments	$34,306,837	$1,112,758,282	$—	$1,147,065,119
Derivatives:

Assets:
Futures Contract	$198,715	$—	$—	$198,715
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	2,502,120	5,026,798
Service Class	6,137,239	7,632,044
Shares reinvested:
Standard Class	—	661,225
Service Class	—	3,323,457
	8,639,359	16,643,524
Shares redeemed:
Standard Class	(2,088,884)	(4,259,952)
Service Class	(7,281,442)	(16,601,700)
	(9,370,326)	(20,861,652)
Net decrease	(730,967)	(4,218,128)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
LVIP Macquarie Limited-Term Diversified Income Fund-14

LVIP Macquarie Limited-Term Diversified Income Fund
Notes to Financial Statements (continued)
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	$198,715	Liabilities net of receivables and other assets	$—
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(1,556,522)	$(1,989,514)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$181,353,165	$—
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
LVIP Macquarie Limited-Term Diversified Income Fund-15

LVIP Macquarie Limited-Term Diversified Income Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
At June 30, 2024, the Fund had no assets and liabilities subject to offsetting provisions.
7. Risk Factors
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU was effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In March 2021, the Financial Conduct Authority (FCA), regulator of financial services firms and financial markets in the United Kingdom, announced that the intended cessation date of the overnight 1-, 3-, 6-, and 12-month tenors of USD LIBOR would be June 30, 2023. In December 2022, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2022-06, Reference Rate Reform (Topic 848)-Deferral of the Sunset Date of Topic 848. The amendments in this update defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management is currently evaluating the impact, if any, of applying this ASU.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Macquarie Limited-Term Diversified Income Fund-16

LVIP Macquarie Mid Cap Value Fund
(formerly, LVIP Delaware Mid Cap Value Fund)
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP Macquarie Mid Cap Value Fund

LVIP Macquarie Mid Cap Value Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.35%
Aerospace & Defense–0.93%
Curtiss-Wright Corp.	30,850	$8,359,733
		8,359,733
Automobile Components–0.43%
†Aptiv PLC	54,200	3,816,764
		3,816,764
Banks–4.75%
East West Bancorp, Inc.	188,250	13,785,547
KeyCorp	613,100	8,712,151
Synovus Financial Corp.	237,350	9,539,097
Webster Financial Corp.	241,300	10,518,267
		42,555,062
Beverages–0.35%
Constellation Brands, Inc. Class A	12,300	3,164,544
		3,164,544
Building Products–0.59%
Johnson Controls International PLC	79,745	5,300,650
		5,300,650
Capital Markets–3.31%
Affiliated Managers Group, Inc.	58,050	9,069,151
Raymond James Financial, Inc.	104,375	12,901,794
State Street Corp.	103,150	7,633,100
		29,604,045
Chemicals–2.37%
Celanese Corp.	75,250	10,150,472
Huntsman Corp.	258,200	5,879,214
Olin Corp.	109,450	5,160,568
		21,190,254
Communications Equipment–0.64%
†Ciena Corp.	118,250	5,697,285
		5,697,285
Construction & Engineering–3.68%
AECOM	139,350	12,282,309
MDU Resources Group, Inc.	254,400	6,385,440
Quanta Services, Inc.	56,240	14,290,022
		32,957,771
Construction Materials–2.01%
†Knife River Corp.	63,662	4,465,253
Vulcan Materials Co.	54,450	13,540,626
		18,005,879
Consumer Finance–2.36%
Ally Financial, Inc.	330,800	13,122,836
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
Synchrony Financial	169,650	$8,005,784
		21,128,620
Consumer Staples Distribution & Retail–1.00%
†U.S. Foods Holding Corp.	168,650	8,935,077
		8,935,077
Containers & Packaging–2.39%
Berry Global Group, Inc.	118,832	6,993,263
Crown Holdings, Inc.	88,600	6,590,954
Graphic Packaging Holding Co.	296,500	7,771,265
		21,355,482
Electric Utilities–3.48%
Edison International	140,000	10,053,400
NRG Energy, Inc.	175,300	13,648,858
Xcel Energy, Inc.	140,350	7,496,093
		31,198,351
Electrical Equipment–3.74%
AMETEK, Inc.	73,100	12,186,501
†NEXTracker, Inc. Class A	101,226	4,745,475
Regal Rexnord Corp.	122,600	16,577,972
		33,509,948
Electronic Equipment, Instruments & Components–2.94%
†Flex Ltd.	334,291	9,858,242
†Keysight Technologies, Inc.	62,250	8,512,687
TD SYNNEX Corp.	68,800	7,939,520
		26,310,449
Entertainment–1.24%
Electronic Arts, Inc.	79,800	11,118,534
		11,118,534
Financial Services–0.64%
†Fiserv, Inc.	38,500	5,738,040
		5,738,040
Food Products–2.23%
Conagra Brands, Inc.	228,400	6,491,128
Kellanova	150,600	8,686,608
Tyson Foods, Inc. Class A	84,000	4,799,760
		19,977,496
Ground Transportation–0.70%
JB Hunt Transport Services, Inc.	39,400	6,304,000
		6,304,000
Health Care Equipment & Supplies–3.14%
STERIS PLC	41,600	9,132,864
Teleflex, Inc.	41,650	8,760,245
LVIP Macquarie Mid Cap Value Fund-1

LVIP Macquarie Mid Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc.	94,550	$10,261,511
		28,154,620
Health Care Providers & Services–2.41%
Cencora, Inc.	54,950	12,380,235
Quest Diagnostics, Inc.	67,250	9,205,180
		21,585,415
Hotel & Resort REITs–1.17%
Host Hotels & Resorts, Inc.	582,750	10,477,845
		10,477,845
Hotels, Restaurants & Leisure–2.80%
Darden Restaurants, Inc.	53,570	8,106,213
Marriott International, Inc. Class A	70,090	16,945,659
		25,051,872
Household Durables–2.35%
DR Horton, Inc.	109,433	15,422,393
PulteGroup, Inc.	51,300	5,648,130
		21,070,523
Industrial REITs–1.07%
First Industrial Realty Trust, Inc.	200,700	9,535,257
		9,535,257
Insurance–7.20%
Allstate Corp.	53,300	8,509,878
Assurant, Inc.	55,850	9,285,062
Globe Life, Inc.	80,400	6,615,312
Hartford Financial Services Group, Inc.	159,950	16,081,373
Reinsurance Group of America, Inc.	70,200	14,409,954
Willis Towers Watson PLC	36,350	9,528,789
		64,430,368
IT Services–0.94%
†Akamai Technologies, Inc.	93,550	8,426,984
		8,426,984
Leisure Products–0.56%
Polaris, Inc.	63,490	4,971,902
		4,971,902
Life Sciences Tools & Services–1.66%
Agilent Technologies, Inc.	55,100	7,142,613
†Avantor, Inc.	363,300	7,701,960
		14,844,573
Machinery–4.66%
ITT, Inc.	118,150	15,262,617
Oshkosh Corp.	87,500	9,467,500
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Parker-Hannifin Corp.	33,550	$16,969,925
		41,700,042
Media–0.72%
Interpublic Group of Cos., Inc.	221,550	6,444,890
		6,444,890
Metals & Mining–1.03%
Reliance, Inc.	32,250	9,210,600
		9,210,600
Multi-Utilities–3.61%
CMS Energy Corp.	194,750	11,593,467
Public Service Enterprise Group, Inc.	190,600	14,047,220
WEC Energy Group, Inc.	84,750	6,649,485
		32,290,172
Oil, Gas & Consumable Fuels–6.02%
APA Corp.	206,500	6,079,360
Cheniere Energy, Inc.	54,600	9,545,718
Coterra Energy, Inc.	324,850	8,663,750
Devon Energy Corp.	160,030	7,585,422
Marathon Oil Corp.	385,850	11,062,319
Valero Energy Corp.	69,700	10,926,172
		53,862,741
Paper & Forest Products–1.01%
Louisiana-Pacific Corp.	110,150	9,068,650
		9,068,650
Passenger Airlines–0.74%
Delta Air Lines, Inc.	140,400	6,660,576
		6,660,576
Professional Services–3.36%
†CACI International, Inc. Class A	29,450	12,667,328
KBR, Inc.	271,220	17,396,051
		30,063,379
Residential REITs–1.01%
American Homes 4 Rent Class A	244,070	9,069,641
		9,069,641
Retail REITs–1.44%
Kimco Realty Corp.	267,600	5,207,496
Realty Income Corp.	145,547	7,687,793
		12,895,289
Semiconductors & Semiconductor Equipment–2.96%
†ON Semiconductor Corp.	119,800	8,212,290
†Qorvo, Inc.	53,950	6,260,358
LVIP Macquarie Mid Cap Value Fund-2

LVIP Macquarie Mid Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc.	80,950	$12,004,075
		26,476,723
Software–0.99%
†Synopsys, Inc.	14,950	8,896,147
		8,896,147
Specialized REITs–1.65%
Extra Space Storage, Inc.	44,118	6,856,378
VICI Properties, Inc.	275,460	7,889,175
		14,745,553
Specialty Retail–2.42%
†AutoZone, Inc.	3,400	10,077,940
Ross Stores, Inc.	79,600	11,567,472
		21,645,412
Trading Companies & Distributors–2.65%
United Rentals, Inc.	15,200	9,830,296
WESCO International, Inc.	87,578	13,882,865
		23,713,161
Total Common Stock (Cost $531,159,046)		871,520,319

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.01%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.25%)	79,418	$79,418
Total Money Market Fund (Cost $79,418)		79,418

	Principal Amount°
SHORT-TERM INVESTMENT–2.61%
Discounted Commercial Paper–2.61%
≠DZ Bank AG Deutsche Zentral-Genossenschaftsbank 5.38% 7/1/24	23,380,000	23,380,000
		23,380,000
Total Short-Term Investment (Cost $23,380,000)		23,380,000

TOTAL INVESTMENTS–99.97% (Cost $554,618,464)	894,979,737
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	295,472
NET ASSETS APPLICABLE TO 21,547,702 SHARES OUTSTANDING–100.00%	$895,275,209
NET ASSET VALUE PER SHARE–LVIP MACQUARIE MID CAP VALUE FUND STANDARD CLASS ($699,057,254 / 16,786,111 Shares)	$41.645
NET ASSET VALUE PER SHARE–LVIP MACQUARIE MID CAP VALUE FUND SERVICE CLASS ($196,217,955 / 4,761,591 Shares)	$41.208
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$480,343,979
Distributable earnings/(accumulated loss)	414,931,230
TOTAL NET ASSETS	$895,275,209

†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠The rate shown is the effective yield at the time of purchase.

★Includes $382,117 payable for fund shares redeemed, $3,247 other accrued expenses payable, $348,100 due to manager and affiliates,
$13,762 payable for audit fee and $41,237 payable for fund accounting fee as of June 30, 2024.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Mid Cap Value Fund-3

LVIP Macquarie Mid Cap Value Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$8,244,723
EXPENSES:
Management fees	1,658,826
Distribution fees-Service Class	345,070
Shareholder servicing fees	133,435
Accounting and administration expenses	86,650
Professional fees	26,508
Trustees’ fees and expenses	14,702
Reports and statements to shareholders	11,754
Custodian fees	2,972
Consulting fees	1,418
Pricing fees	650
Other	15,701
Total operating expenses	2,297,686
NET INVESTMENT INCOME	5,947,037
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	44,729,658
Net change in unrealized appreciation (depreciation) of investments	(12,433,718)
NET REALIZED AND UNREALIZED GAIN	32,295,940
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,242,977
See accompanying notes, which are an integral part of the financial statements.

LVIP Macquarie Mid Cap Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,947,037	$13,208,166
Net realized gain	44,729,658	28,065,346
Net change in unrealized appreciation (depreciation)	(12,433,718)	54,488,398
Net increase in net assets resulting from operations	38,242,977	95,761,910
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(68,818,302)
Service Class	—	(17,878,583)
	—	(86,696,885)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,695,160	53,326,542
Service Class	9,747,459	20,527,820
Reinvestment of dividends and distributions:
Standard Class	—	68,818,302
Service Class	—	17,878,583
	20,442,619	160,551,247
Cost of shares redeemed:
Standard Class	(73,187,308)	(114,635,219)
Service Class	(18,059,908)	(28,740,497)
	(91,247,216)	(143,375,716)
Increase (decrease) in net assets derived from capital share transactions	(70,804,597)	17,175,531
NET INCREASE (DECREASE) IN NET ASSETS	(32,561,620)	26,240,556
NET ASSETS:
Beginning of period	927,836,829	901,596,273
End of period	$895,275,209	$927,836,829
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Mid Cap Value Fund-4

LVIP Macquarie Mid Cap Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie Mid Cap Value Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$39.969	$39.837	$46.009	$35.342	$36.468	$31.753
Income (loss) from investment operations:
Net investment income[2]	0.282	0.614	0.576	0.523	0.447	0.504
Net realized and unrealized gain (loss)	1.394	3.520	(4.730)	10.732	(0.357)	8.882
Total from investment operations	1.676	4.134	(4.154)	11.255	0.090	9.386
Less dividends and distributions from:
Net investment income	—	(0.632)	(0.630)	(0.588)	(0.470)	(0.409)
Net realized gain	—	(3.370)	(1.388)	—	(0.348)	(4.262)
Return of capital	—	—	—	—	(0.398)	—
Total dividends and distributions	—	(4.002)	(2.018)	(0.588)	(1.216)	(4.671)
Net asset value, end of period	$41.645	$39.969	$39.837	$46.009	$35.342	$36.468
Total return[3]	4.20%	11.24%	(8.87% )	31.91%	0.51%	30.43%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$699,057	$731,154	$716,382	$875,293	$671,609	$736,219
Ratio of expenses to average net assets	0.42%	0.43%	0.42%	0.41%	0.44%	0.46%
Ratio of net investment income to average net assets	1.37%	1.56%	1.37%	1.25%	1.48%	1.39%
Portfolio turnover	6%	12%	20%	19%	28%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Mid Cap Value Fund-5

LVIP Macquarie Mid Cap Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie Mid Cap Value Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$39.619	$39.537	$45.685	$35.102	$36.246	$31.604
Income (loss) from investment operations:
Net investment income[2]	0.208	0.472	0.424	0.373	0.339	0.375
Net realized and unrealized gain (loss)	1.381	3.480	(4.695)	10.649	(0.374)	8.826
Total from investment operations	1.589	3.952	(4.271)	11.022	(0.035)	9.201
Less dividends and distributions from:
Net investment income	—	(0.500)	(0.489)	(0.439)	(0.412)	(0.297)
Net realized gain	—	(3.370)	(1.388)	—	(0.348)	(4.262)
Return of capital	—	—	—	—	(0.349)	—
Total dividends and distributions	—	(3.870)	(1.877)	(0.439)	(1.109)	(4.559)
Net asset value, end of period	$41.208	$39.619	$39.537	$45.685	$35.102	$36.246
Total return[3]	4.01%	10.86%	(9.19% )	31.45%	0.16%	29.97%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$196,218	$196,683	$185,214	$202,292	$166,482	$160,131
Ratio of expenses to average net assets	0.77%	0.78%	0.77%	0.76%	0.79%	0.81%
Ratio of net investment income to average net assets	1.02%	1.21%	1.02%	0.88%	1.13%	1.04%
Portfolio turnover	6%	12%	20%	19%	28%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Mid Cap Value Fund-6

LVIP Macquarie Mid Cap Value Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Macquarie Mid Cap Value Fund (formerly, LVIP Delaware Mid Cap Value Fund) (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize long-term capital appreciation (as measured by the change in the value of Fund shares over a period of three years or longer).
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Macquarie Mid Cap Value Fund-7

LVIP Macquarie Mid Cap Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2024.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   The management fee is calculated daily and paid monthly.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$39,345
Legal	5,987
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,466 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$268,116
Distribution fees payable to LFD	56,340
Printing and mailing fees payable to Lincoln Life	2,163
Shareholder servicing fees payable to Lincoln Life	21,481
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP Macquarie Mid Cap Value Fund-8

LVIP Macquarie Mid Cap Value Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$52,001,513
Sales	117,208,199
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$554,618,464
Aggregate unrealized appreciation of investments	$360,524,128
Aggregate unrealized depreciation of investments	(20,162,855)
Net unrealized appreciation of investments	$340,361,273
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$871,520,319	$—	$—	$871,520,319
Money Market Fund	79,418	—	—	79,418
Short-Term Investment	—	23,380,000	—	23,380,000
Total Investments	$871,599,737	$23,380,000	$—	$894,979,737
There were no Level 3 investments at the beginning or end of the period.
LVIP Macquarie Mid Cap Value Fund-9

LVIP Macquarie Mid Cap Value Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	257,582	1,368,797
Service Class	237,264	525,338
Shares reinvested:
Standard Class	—	1,844,898
Service Class	—	485,201
	494,846	4,224,234
Shares redeemed:
Standard Class	(1,764,676)	(2,903,384)
Service Class	(440,078)	(730,758)
	(2,204,754)	(3,634,142)
Net increase (decrease)	(1,709,908)	590,092
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Macquarie Mid Cap Value Fund-10

LVIP Macquarie SMID Cap Core Fund
(formerly, LVIP Delaware SMID Cap Core Fund)
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP Macquarie SMID Cap Core Fund

LVIP Macquarie SMID Cap Core Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.31%
Automobile Components–0.57%
BorgWarner, Inc.	110,691	$3,568,678
		3,568,678
Banks–6.08%
Columbia Banking System, Inc.	260,478	5,180,907
East West Bancorp, Inc.	125,628	9,199,739
Pinnacle Financial Partners, Inc.	70,005	5,603,200
SouthState Corp.	62,903	4,807,047
Valley National Bancorp	409,676	2,859,539
Webster Financial Corp.	138,595	6,041,356
WSFS Financial Corp.	87,948	4,133,556
		37,825,344
Biotechnology–7.38%
†Amicus Therapeutics, Inc.	242,519	2,405,789
†Apellis Pharmaceuticals, Inc.	74,083	2,841,824
†Blueprint Medicines Corp.	55,944	6,029,644
†Exact Sciences Corp.	80,948	3,420,053
†Halozyme Therapeutics, Inc.	110,315	5,776,093
†Insmed, Inc.	117,427	7,867,609
†Natera, Inc.	75,159	8,138,968
†Neurocrine Biosciences, Inc.	52,126	7,176,186
†Ultragenyx Pharmaceutical, Inc.	56,407	2,318,328
		45,974,494
Building Products–1.95%
Carlisle Cos., Inc.	19,479	7,893,085
Zurn Elkay Water Solutions Corp.	145,114	4,266,352
		12,159,437
Capital Markets–2.14%
Hamilton Lane, Inc. Class A	35,923	4,439,364
Stifel Financial Corp.	105,406	8,869,915
		13,309,279
Chemicals–2.46%
Huntsman Corp.	315,955	7,194,295
Minerals Technologies, Inc.	97,804	8,133,381
		15,327,676
Commercial Services & Supplies–3.12%
ABM Industries, Inc.	86,885	4,393,774
†Casella Waste Systems, Inc. Class A	34,619	3,434,897
†Clean Harbors, Inc.	26,315	5,951,137
Tetra Tech, Inc.	27,468	5,616,657
		19,396,465
Construction & Engineering–2.30%
†Ameresco, Inc. Class A	57,990	1,670,692
†API Group Corp.	62,569	2,354,471
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
Quanta Services, Inc.	13,143	$3,339,505
†WillScot Mobile Mini Holdings Corp.	184,251	6,935,208
		14,299,876
Construction Materials–0.64%
†Summit Materials, Inc. Class A	109,002	3,990,563
		3,990,563
Consumer Staples Distribution & Retail–2.30%
†BJ's Wholesale Club Holdings, Inc.	59,528	5,228,940
Casey's General Stores, Inc.	23,752	9,062,813
		14,291,753
Containers & Packaging–0.81%
Westrock Co.	100,003	5,026,151
		5,026,151
Electrical Equipment–0.93%
Atkore, Inc.	14,821	1,999,798
Regal Rexnord Corp.	27,891	3,771,421
		5,771,219
Electronic Equipment, Instruments & Components–1.03%
†Coherent Corp.	88,883	6,440,462
		6,440,462
Energy Equipment & Services–1.57%
Liberty Energy, Inc.	467,075	9,757,197
		9,757,197
Entertainment–0.48%
†IMAX Corp.	178,765	2,997,889
		2,997,889
Financial Services–0.77%
Essent Group Ltd.	85,027	4,777,667
		4,777,667
Food Products–0.76%
J & J Snack Foods Corp.	29,208	4,742,503
		4,742,503
Gas Utilities–0.81%
Spire, Inc.	83,010	5,041,197
		5,041,197
Ground Transportation–1.89%
ArcBest Corp.	9,516	1,018,973
Knight-Swift Transportation Holdings, Inc.	97,552	4,869,796
†Saia, Inc.	2,463	1,168,176
Werner Enterprises, Inc.	87,958	3,151,535
LVIP Macquarie SMID Cap Core Fund-1

LVIP Macquarie SMID Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation (continued)
†XPO, Inc.	14,679	$1,558,176
		11,766,656
Health Care Equipment & Supplies–1.18%
†Inspire Medical Systems, Inc.	21,389	2,862,490
†Lantheus Holdings, Inc.	55,968	4,493,671
=†OmniAb, Inc. Earnout Shares	14,046	0
=†OmniAb, Inc. Earnout Shares.	14,046	0
		7,356,161
Health Care Providers & Services–0.94%
Encompass Health Corp.	67,988	5,832,690
		5,832,690
Health Care REITs–0.85%
Healthpeak Properties, Inc.	269,144	5,275,222
		5,275,222
Hotels, Restaurants & Leisure–3.56%
Aramark	134,922	4,590,046
†Brinker International, Inc.	72,488	5,247,406
Jack in the Box, Inc.	28,054	1,429,071
Texas Roadhouse, Inc.	45,081	7,740,859
Wendy's Co.	187,006	3,171,622
		22,179,004
Household Durables–2.97%
†Helen of Troy Ltd.	23,316	2,162,326
KB Home	56,500	3,965,170
La-Z-Boy, Inc.	76,827	2,864,111
†Taylor Morrison Home Corp.	65,679	3,641,244
Toll Brothers, Inc.	50,864	5,858,515
		18,491,366
Industrial REITs–1.73%
First Industrial Realty Trust, Inc.	145,336	6,904,914
Terreno Realty Corp.	65,057	3,850,073
		10,754,987
Insurance–4.18%
Axis Capital Holdings Ltd.	94,431	6,671,550
Kemper Corp.	119,050	7,063,236
Primerica, Inc.	19,239	4,551,563
Reinsurance Group of America, Inc.	37,621	7,722,463
		26,008,812
Interactive Media & Services–0.64%
†Yelp, Inc.	68,242	2,521,542
†Ziff Davis, Inc.	26,590	1,463,779
		3,985,321
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services–0.76%
†ASGN, Inc.	53,760	$4,740,019
		4,740,019
Leisure Products–0.91%
†Malibu Boats, Inc. Class A	51,012	1,787,461
†YETI Holdings, Inc.	101,068	3,855,744
		5,643,205
Life Sciences Tools & Services–1.65%
†Azenta, Inc.	50,209	2,641,998
Bio-Techne Corp.	59,552	4,266,901
†Repligen Corp.	26,774	3,375,130
		10,284,029
Machinery–4.09%
†Chart Industries, Inc.	23,007	3,320,830
Federal Signal Corp.	63,653	5,325,847
†Gates Industrial Corp. PLC	132,451	2,094,050
Graco, Inc.	54,295	4,304,508
Kadant, Inc.	14,025	4,120,265
Lincoln Electric Holdings, Inc.	33,532	6,325,476
		25,490,976
Marine Transportation–1.32%
†Kirby Corp.	68,776	8,234,550
		8,234,550
Media–1.20%
Interpublic Group of Cos., Inc.	161,493	4,697,831
Nexstar Media Group, Inc.	16,585	2,753,276
		7,451,107
Metals & Mining–1.93%
Kaiser Aluminum Corp.	42,323	3,720,192
Reliance, Inc.	29,075	8,303,820
		12,024,012
Multi-Utilities–0.77%
Black Hills Corp.	88,365	4,805,289
		4,805,289
Oil, Gas & Consumable Fuels–4.04%
Chesapeake Energy Corp.	119,129	9,791,213
International Seaways, Inc.	17,570	1,038,914
Permian Resources Corp.	327,912	5,295,779
Scorpio Tankers, Inc.	14,040	1,141,312
†Southwestern Energy Co.	1,080,876	7,274,295
Teekay Tankers Ltd. Class A	8,984	618,189
		25,159,702
Pharmaceuticals–1.64%
†Intra-Cellular Therapies, Inc.	56,128	3,844,207
†Ligand Pharmaceuticals, Inc.	42,599	3,589,392
LVIP Macquarie SMID Cap Core Fund-2

LVIP Macquarie SMID Cap Core Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Supernus Pharmaceuticals, Inc.	104,663	$2,799,735
		10,233,334
Professional Services–2.63%
†ExlService Holdings, Inc.	194,956	6,113,820
KBR, Inc.	95,251	6,109,399
†WNS Holdings Ltd.	78,992	4,147,080
		16,370,299
Real Estate Management & Development–0.66%
†Jones Lang LaSalle, Inc.	20,175	4,141,524
		4,141,524
Residential REITs–1.09%
Camden Property Trust	62,155	6,781,732
		6,781,732
Retail REITs–1.79%
Brixmor Property Group, Inc.	255,879	5,908,246
Kite Realty Group Trust	233,755	5,231,437
		11,139,683
Semiconductors & Semiconductor Equipment–2.78%
†MACOM Technology Solutions Holdings, Inc.	55,821	6,222,367
†MaxLinear, Inc.	115,613	2,328,446
†Semtech Corp.	162,204	4,846,655
†Silicon Laboratories, Inc.	35,100	3,883,113
		17,280,581
Software–7.99%
†Box, Inc. Class A	84,826	2,242,799
†Dynatrace, Inc.	95,530	4,274,012
†Guidewire Software, Inc.	46,628	6,429,535
†Procore Technologies, Inc.	58,710	3,893,060
†PTC, Inc.	56,538	10,271,259
†Q2 Holdings, Inc.	100,941	6,089,771
†Rapid7, Inc.	46,801	2,023,207
†Rubrik, Inc. Class A	15,954	489,150
†Smartsheet, Inc. Class A	74,395	3,279,332
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Sprout Social, Inc. Class A	40,762	$1,454,388
†SPS Commerce, Inc.	8,032	1,511,301
†Varonis Systems, Inc.	121,161	5,812,093
†Workiva, Inc.	27,256	1,989,415
		49,759,322
Specialized REITs–0.76%
National Storage Affiliates Trust	114,312	4,711,941
		4,711,941
Specialty Retail–2.08%
Dick's Sporting Goods, Inc.	40,353	8,669,842
†Five Below, Inc.	39,246	4,276,637
		12,946,479
Textiles, Apparel & Luxury Goods–1.19%
Steven Madden Ltd.	175,728	7,433,294
		7,433,294
Trading Companies & Distributors–3.99%
Applied Industrial Technologies, Inc.	11,999	2,327,806
†Beacon Roofing Supply, Inc.	91,510	8,281,655
Boise Cascade Co.	64,845	7,730,821
WESCO International, Inc.	40,926	6,487,589
		24,827,871
Total Common Stock (Cost $420,155,880)		605,807,018

MONEY MARKET FUND–2.69%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.25%)	16,774,128	16,774,128
Total Money Market Fund (Cost $16,774,128)		16,774,128

TOTAL INVESTMENTS–100.00% (Cost $436,930,008)	622,581,146
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.00%	3,224
NET ASSETS APPLICABLE TO 24,229,838 SHARES OUTSTANDING–100.00%	$622,584,370
NET ASSET VALUE PER SHARE–LVIP MACQUARIE SMID CAP CORE FUND STANDARD CLASS ($415,348,180 / 15,614,200 Shares)	$26.601
NET ASSET VALUE PER SHARE–LVIP MACQUARIE SMID CAP CORE FUND SERVICE CLASS ($207,236,190 / 8,615,638 Shares)	$24.053
LVIP Macquarie SMID Cap Core Fund-3

LVIP Macquarie SMID Cap Core Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$399,896,501
Distributable earnings/(accumulated loss)	222,687,869
TOTAL NET ASSETS	$622,584,370

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".

★Includes $3,295 expense reimbursement receivable from Lincoln Financial Investments Corporation, $247,796 payable for fund shares redeemed, $6,040 other accrued expenses payable, $445,647 due to manager and affiliates, $14,358 payable for audit fee and $30,965 payable for fund accounting fee as of June 30, 2024.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie SMID Cap Core Fund-4

LVIP Macquarie SMID Cap Core Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$4,367,937
EXPENSES:
Management fees	2,293,254
Distribution fees-Service Class	310,764
Shareholder servicing fees	89,856
Accounting and administration expenses	61,274
Professional fees	24,201
Reports and statements to shareholders	10,794
Trustees’ fees and expenses	9,749
Custodian fees	2,267
Consulting fees	1,310
Pricing fees	871
Other	10,154
2,814,494
Less:
Expenses reimbursed	(24,945)
Total operating expenses	2,789,549
NET INVESTMENT INCOME	1,578,388
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	7,457,183
Net change in unrealized appreciation (depreciation) of investments	15,555,758
NET REALIZED AND UNREALIZED GAIN	23,012,941
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,591,329
See accompanying notes, which are an integral part of the financial statements.

LVIP Macquarie SMID Cap Core Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,578,388	$3,693,745
Net realized gain	7,457,183	30,153,968
Net change in unrealized appreciation (depreciation)	15,555,758	55,105,518
Net increase in net assets resulting from operations	24,591,329	88,953,231
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(23,782,030)
Service Class	—	(12,584,476)
	—	(36,366,506)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	22,394,589	27,879,391
Service Class	9,907,561	20,352,021
Reinvestment of dividends and distributions:
Standard Class	—	23,782,030
Service Class	—	12,584,476
	32,302,150	84,597,918
Cost of shares redeemed:
Standard Class	(34,822,006)	(49,917,356)
Service Class	(18,201,084)	(30,226,554)
	(53,023,090)	(80,143,910)
Increase (decrease) in net assets derived from capital share transactions	(20,720,940)	4,454,008
NET INCREASE IN NET ASSETS	3,870,389	57,040,733
NET ASSETS:
Beginning of period	618,713,981	561,673,248
End of period	$622,584,370	$618,713,981
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie SMID Cap Core Fund-5

LVIP Macquarie SMID Cap Core Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie SMID Cap Core Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21[2]	12/31/20[2]	12/31/19[2]
Net asset value, beginning of period	$25.561	$23.395	$28.114	$24.740	$23.090	$18.920
Income (loss) from investment operations:
Net investment income[3]	0.079	0.180	0.167	0.052	0.210	0.110
Net realized and unrealized gain (loss)	0.961	3.529	(4.065)	5.604	2.040	5.370
Total from investment operations	1.040	3.709	(3.898)	5.656	2.250	5.480
Less dividends and distributions from:
Net investment income	—	(0.273)	(0.111)	(0.273)	(0.110)	(0.120)
Net realized gain	—	(1.270)	(0.710)	(2.008)	(0.490)	(1.190)
Return of capital	—	—	—	(0.001)	—	—
Total dividends and distributions	—	(1.543)	(0.821)	(2.282)	(0.600)	(1.310)
Net asset value, end of period	$26.601	$25.561	$23.395	$28.114	$24.740	$23.090
Total return[4]	4.07%	16.45%	(13.73% )	23.18%	11.09%	29.63%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$415,348	$411,197	$373,770	$467,478	$413,756	$399,267
Ratio of expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.82%	0.81%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.81%	0.81%	0.81%	0.80%	0.82%	0.81%
Ratio of net investment income to average net assets	0.61%	0.74%	0.68%	0.19%	1.02%	0.52%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.60%	0.73%	0.67%	0.19%	1.02%	0.52%
Portfolio turnover	7%	17%	19%	17%	32%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP SMID Cap Core Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP SMID Cap Core Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie SMID Cap Core Fund-6

LVIP Macquarie SMID Cap Core Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie SMID Cap Core Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21[2]	12/31/20[2]	12/31/19[2]
Net asset value, beginning of period	$23.148	$21.331	$25.715	$22.750	$21.280	$17.520
Income (loss) from investment operations:
Net investment income (loss)[3]	0.036	0.097	0.085	(0.031)	0.140	0.040
Net realized and unrealized gain (loss)	0.869	3.198	(3.718)	5.154	1.870	4.970
Total from investment operations	0.905	3.295	(3.633)	5.123	2.010	5.010
Less dividends and distributions from:
Net investment income	—	(0.208)	(0.041)	(0.148)	(0.050)	(0.060)
Net realized gain	—	(1.270)	(0.710)	(2.009)	(0.490)	(1.190)
Return of capital	—	—	—	(0.001)	—	—
Total dividends and distributions	—	(1.478)	(0.751)	(2.158)	(0.540)	(1.250)
Net asset value, end of period	$24.053	$23.148	$21.331	$25.715	$22.750	$21.280
Total return[4]	3.91%	16.10%	(13.99% )	22.83%	10.74%	29.25%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$207,236	$207,517	$187,903	$244,643	$230,731	$228,479
Ratio of expenses to average net assets	1.10%	1.10%	1.10%	1.10%	1.12%	1.11%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.11%	1.11%	1.11%	1.10%	1.12%	1.11%
Ratio of net investment income (loss) to average net assets	0.31%	0.44%	0.38%	(0.13% )	0.72%	0.22%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.30%	0.43%	0.37%	(0.13% )	0.72%	0.22%
Portfolio turnover	7%	17%	19%	17%	32%	14%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP SMID Cap Core Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP SMID Cap Core Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie SMID Cap Core Fund-7

LVIP Macquarie SMID Cap Core Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Macquarie SMID Cap Core Fund (formerly, LVIP Delaware SMID Cap Core Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified  management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign
LVIP Macquarie SMID Cap Core Fund-8

LVIP Macquarie SMID Cap Core Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the first $500 million of the Fund's average daily net assets; 0.70% of the next $500 million; 0.65% of the next $1.5 billion; and 0.60% of the Fund's average daily net assets in excess of $2.5 billion.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.80% of the Fund’s average daily net assets for the Standard Class and 1.10% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	Total
LFI	$59,838	$43,886	$103,724
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$26,325
Legal	4,006
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,937 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Macquarie SMID Cap Core Fund-9

LVIP Macquarie SMID Cap Core Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$3,295
Management fees payable to LFI	377,663
Distribution fees payable to LFD	51,054
Printing and mailing fees payable to Lincoln Life	2,133
Shareholder servicing fees payable to Lincoln Life	14,797
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$43,443,815
Sales	57,663,659
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$436,930,008
Aggregate unrealized appreciation of investments	$206,642,923
Aggregate unrealized depreciation of investments	(20,991,785)
Net unrealized appreciation of investments	$185,651,138
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Macquarie SMID Cap Core Fund-10

LVIP Macquarie SMID Cap Core Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Automobile Components	$3,568,678	$—	$—	$3,568,678
Banks	37,825,344	—	—	37,825,344
Biotechnology	45,974,494	—	—	45,974,494
Building Products	12,159,437	—	—	12,159,437
Capital Markets	13,309,279	—	—	13,309,279
Chemicals	15,327,676	—	—	15,327,676
Commercial Services & Supplies	19,396,465	—	—	19,396,465
Construction & Engineering	14,299,876	—	—	14,299,876
Construction Materials	3,990,563	—	—	3,990,563
Consumer Staples Distribution & Retail	14,291,753	—	—	14,291,753
Containers & Packaging	5,026,151	—	—	5,026,151
Electrical Equipment	5,771,219	—	—	5,771,219
Electronic Equipment, Instruments & Components	6,440,462	—	—	6,440,462
Energy Equipment & Services	9,757,197	—	—	9,757,197
Entertainment	2,997,889	—	—	2,997,889
Financial Services	4,777,667	—	—	4,777,667
Food Products	4,742,503	—	—	4,742,503
Gas Utilities	5,041,197	—	—	5,041,197
Ground Transportation	11,766,656	—	—	11,766,656
Health Care Equipment & Supplies	7,356,161	—	— *	7,356,161
Health Care Providers & Services	5,832,690	—	—	5,832,690
Health Care REITs	5,275,222	—	—	5,275,222
Hotels, Restaurants & Leisure	22,179,004	—	—	22,179,004
Household Durables	18,491,366	—	—	18,491,366
Industrial REITs	10,754,987	—	—	10,754,987
Insurance	26,008,812	—	—	26,008,812
Interactive Media & Services	3,985,321	—	—	3,985,321
IT Services	4,740,019	—	—	4,740,019
Leisure Products	5,643,205	—	—	5,643,205
Life Sciences Tools & Services	10,284,029	—	—	10,284,029
Machinery	25,490,976	—	—	25,490,976
Marine Transportation	8,234,550	—	—	8,234,550
Media	7,451,107	—	—	7,451,107
Metals & Mining	12,024,012	—	—	12,024,012
Multi-Utilities	4,805,289	—	—	4,805,289
Oil, Gas & Consumable Fuels	25,159,702	—	—	25,159,702
Pharmaceuticals	10,233,334	—	—	10,233,334
Professional Services	16,370,299	—	—	16,370,299
Real Estate Management & Development	4,141,524	—	—	4,141,524
Residential REITs	6,781,732	—	—	6,781,732
Retail REITs	11,139,683	—	—	11,139,683
Semiconductors & Semiconductor Equipment	17,280,581	—	—	17,280,581
Software	49,759,322	—	—	49,759,322
Specialized REITs	4,711,941	—	—	4,711,941
Specialty Retail	12,946,479	—	—	12,946,479
Textiles, Apparel & Luxury Goods	7,433,294	—	—	7,433,294
Trading Companies & Distributors	24,827,871	—	—	24,827,871
Money Market Fund	16,774,128	—	—	16,774,128
Total Investments	$622,581,146	$—	$—	$622,581,146

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2024, there were no material transfers to or from Level 3 investments.
LVIP Macquarie SMID Cap Core Fund-11

LVIP Macquarie SMID Cap Core Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	854,906	1,151,654
Service Class	418,023	924,138
Shares reinvested:
Standard Class	—	1,007,868
Service Class	—	591,839
	1,272,929	3,675,499
Shares redeemed:
Standard Class	(1,327,703)	(2,048,906)
Service Class	(767,310)	(1,360,086)
	(2,095,013)	(3,408,992)
Net increase (decrease)	(822,084)	266,507
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Macquarie SMID Cap Core Fund-12

LVIP Macquarie Social Awareness Fund
(formerly, LVIP Delaware Social Awareness Fund)
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP Macquarie Social Awareness Fund

LVIP Macquarie Social Awareness Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.32%
Automobile Components–0.29%
BorgWarner, Inc.	72,666	$2,342,752
		2,342,752
Automobiles–0.54%
†Tesla, Inc.	22,351	4,422,816
		4,422,816
Banks–3.69%
East West Bancorp, Inc.	82,713	6,057,073
JPMorgan Chase & Co.	93,864	18,984,933
U.S. Bancorp	130,342	5,174,577
		30,216,583
Beverages–1.14%
PepsiCo, Inc.	56,670	9,346,583
		9,346,583
Biotechnology–2.30%
†Exact Sciences Corp.	82,807	3,498,596
†Neurocrine Biosciences, Inc.	38,777	5,338,429
†Vertex Pharmaceuticals, Inc.	21,308	9,987,486
		18,824,511
Broadline Retail–3.94%
†Amazon.com, Inc.	167,043	32,281,060
		32,281,060
Building Products–1.74%
Carlisle Cos., Inc.	13,442	5,446,833
Trane Technologies PLC	26,732	8,792,957
		14,239,790
Capital Markets–3.04%
BlackRock, Inc.	9,525	7,499,223
Intercontinental Exchange, Inc.	77,310	10,582,966
Raymond James Financial, Inc.	55,279	6,833,037
		24,915,226
Chemicals–1.94%
Corteva, Inc.	63,263	3,412,406
DuPont de Nemours, Inc.	55,963	4,504,462
Linde PLC	18,160	7,968,790
		15,885,658
Commercial Services & Supplies–0.57%
Waste Management, Inc.	21,875	4,666,813
		4,666,813
Communications Equipment–0.69%
Cisco Systems, Inc.	118,123	5,612,024
		5,612,024
Construction & Engineering–1.76%
†Ameresco, Inc. Class A	38,120	1,098,237
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
Quanta Services, Inc.	43,789	$11,126,347
†WillScot Mobile Mini Holdings Corp.	57,089	2,148,830
		14,373,414
Consumer Staples Distribution & Retail–0.87%
Casey's General Stores, Inc.	18,585	7,091,293
		7,091,293
Containers & Packaging–0.49%
Westrock Co.	79,478	3,994,564
		3,994,564
Diversified Telecommunication Services–0.47%
AT&T, Inc.	201,185	3,844,645
		3,844,645
Electrical Equipment–1.46%
Eaton Corp. PLC	20,538	6,439,690
Emerson Electric Co.	35,546	3,915,748
Rockwell Automation, Inc.	5,915	1,628,281
		11,983,719
Entertainment–0.80%
Walt Disney Co.	65,843	6,537,552
		6,537,552
Financial Services–2.13%
Visa, Inc. Class A	66,484	17,450,056
		17,450,056
Food Products–0.50%
General Mills, Inc.	64,912	4,106,333
		4,106,333
Ground Transportation–1.37%
Knight-Swift Transportation Holdings, Inc.	92,187	4,601,975
Union Pacific Corp.	29,107	6,585,750
		11,187,725
Health Care Equipment & Supplies–3.04%
Abbott Laboratories	61,344	6,374,255
Becton Dickinson & Co.	16,498	3,855,747
†Dexcom, Inc.	47,586	5,395,301
†Edwards Lifesciences Corp.	48,340	4,465,166
†Lantheus Holdings, Inc.	59,783	4,799,977
		24,890,446
Health Care Providers & Services–1.23%
Cigna Group	30,547	10,097,922
		10,097,922
LVIP Macquarie Social Awareness Fund-1

LVIP Macquarie Social Awareness Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology–0.25%
†Veeva Systems, Inc. Class A	11,373	$2,081,373
		2,081,373
Hotels, Restaurants & Leisure–1.89%
Aramark	115,272	3,921,554
Starbucks Corp.	68,172	5,307,190
Texas Roadhouse, Inc.	36,178	6,212,124
		15,440,868
Household Durables–1.16%
DR Horton, Inc.	31,694	4,466,635
Toll Brothers, Inc.	43,665	5,029,335
		9,495,970
Industrial REITs–0.52%
First Industrial Realty Trust, Inc.	90,540	4,301,555
		4,301,555
Insurance–2.38%
Axis Capital Holdings Ltd.	101,260	7,154,019
Kemper Corp.	82,244	4,879,536
Reinsurance Group of America, Inc.	36,207	7,432,211
		19,465,766
Interactive Media & Services–7.07%
Alphabet, Inc. Class A	222,136	40,462,072
Meta Platforms, Inc. Class A	34,625	17,458,618
		57,920,690
IT Services–1.60%
Accenture PLC Class A	27,880	8,459,071
†MongoDB, Inc.	10,129	2,531,845
†Snowflake, Inc. Class A	15,364	2,075,522
		13,066,438
Leisure Products–0.32%
†YETI Holdings, Inc.	68,428	2,610,528
		2,610,528
Life Sciences Tools & Services–1.92%
†ICON PLC	11,509	3,607,726
†Repligen Corp.	24,253	3,057,333
Thermo Fisher Scientific, Inc.	16,341	9,036,573
		15,701,632
Machinery–2.60%
Deere & Co.	12,997	4,856,069
Ingersoll Rand, Inc.	32,036	2,910,150
Lincoln Electric Holdings, Inc.	25,218	4,757,124
Parker-Hannifin Corp.	17,287	8,743,937
		21,267,280
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media–0.79%
Comcast Corp. Class A	164,883	$6,456,818
		6,456,818
Metals & Mining–0.31%
Reliance, Inc.	8,899	2,541,554
		2,541,554
Oil, Gas & Consumable Fuels–3.52%
Chesapeake Energy Corp.	98,448	8,091,441
ConocoPhillips	79,461	9,088,749
Diamondback Energy, Inc.	58,335	11,678,084
		28,858,274
Passenger Airlines–0.49%
Delta Air Lines, Inc.	84,962	4,030,597
		4,030,597
Pharmaceuticals–3.02%
Eli Lilly & Co.	10,439	9,451,262
Merck & Co., Inc.	81,203	10,052,931
Pfizer, Inc.	186,252	5,211,331
		24,715,524
Real Estate Management & Development–0.43%
†Jones Lang LaSalle, Inc.	17,219	3,534,716
		3,534,716
Residential REITs–0.58%
Camden Property Trust	43,531	4,749,667
		4,749,667
Semiconductors & Semiconductor Equipment–9.56%
Broadcom, Inc.	12,150	19,507,190
NVIDIA Corp.	366,816	45,316,449
†ON Semiconductor Corp.	83,688	5,736,812
Texas Instruments, Inc.	39,465	7,677,126
		78,237,577
Software–15.16%
†Adobe, Inc.	9,977	5,542,623
†Crowdstrike Holdings, Inc. Class A	21,032	8,059,252
†Datadog, Inc. Class A	20,409	2,646,843
Intuit, Inc.	9,413	6,186,318
Microsoft Corp.	137,659	61,526,690
†Palo Alto Networks, Inc.	17,118	5,803,173
†PTC, Inc.	23,287	4,230,549
Roper Technologies, Inc.	15,513	8,744,057
Salesforce, Inc.	31,278	8,041,574
†ServiceNow, Inc.	10,907	8,580,210
†Tyler Technologies, Inc.	9,536	4,794,510
		124,155,799
Specialized REITs–1.27%
American Tower Corp.	21,879	4,252,840
LVIP Macquarie Social Awareness Fund-2

LVIP Macquarie Social Awareness Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs (continued)
Extra Space Storage, Inc.	39,788	$6,183,453
		10,436,293
Specialty Retail–2.93%
†Five Below, Inc.	33,131	3,610,285
Home Depot, Inc.	36,220	12,468,373
Tractor Supply Co.	29,370	7,929,900
		24,008,558
Technology Hardware, Storage & Peripherals–6.03%
Apple, Inc.	234,575	49,406,187
		49,406,187
Textiles, Apparel & Luxury Goods–0.52%
NIKE, Inc. Class B	56,310	4,244,085
		4,244,085
Total Common Stock (Cost $293,582,118)		805,039,234

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.72%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.25%)	14,062,659	$14,062,659
Total Money Market Fund (Cost $14,062,659)		14,062,659

TOTAL INVESTMENTS–100.04% (Cost $307,644,777)	819,101,893
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(348,607)
NET ASSETS APPLICABLE TO 15,880,418 SHARES OUTSTANDING–100.00%	$818,753,286
NET ASSET VALUE PER SHARE–LVIP MACQUARIE SOCIAL AWARENESS FUND STANDARD CLASS ($693,203,662 / 13,420,683 Shares)	$51.652
NET ASSET VALUE PER SHARE–LVIP MACQUARIE SOCIAL AWARENESS FUND SERVICE CLASS ($125,549,624 / 2,459,735 Shares)	$51.042
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$259,115,946
Distributable earnings/(accumulated loss)	559,637,340
TOTAL NET ASSETS	$818,753,286

†Non-income producing.

★Includes $340,714 payable for fund shares redeemed, $41,050 other accrued expenses payable, $303,715 due to manager and affiliates,
$13,762 payable for audit fee and $36,473 payable for fund accounting fee as of June 30, 2024.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Social Awareness Fund-3

LVIP Macquarie Social Awareness Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$4,980,149
EXPENSES:
Management fees	1,475,880
Distribution fees-Service Class	216,086
Shareholder servicing fees	115,750
Accounting and administration expenses	75,435
Professional fees	25,162
Trustees’ fees and expenses	12,431
Reports and statements to shareholders	9,890
Custodian fees	2,407
Consulting fees	1,372
Pricing fees	672
Other	14,632
Total operating expenses	1,949,717
NET INVESTMENT INCOME	3,030,432
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	20,683,153
Net change in unrealized appreciation (depreciation) of investments	71,734,567
NET REALIZED AND UNREALIZED GAIN	92,417,720
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$95,448,152
See accompanying notes, which are an integral part of the financial statements.

LVIP Macquarie Social Awareness Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,030,432	$6,593,687
Net realized gain	20,683,153	27,198,080
Net change in unrealized appreciation (depreciation)	71,734,567	153,897,810
Net increase in net assets resulting from operations	95,448,152	187,689,577
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(50,554,093)
Service Class	—	(8,967,672)
	—	(59,521,765)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,853,299	7,352,240
Service Class	4,504,290	9,187,060
Reinvestment of dividends and distributions:
Standard Class	—	50,554,093
Service Class	—	8,967,672
	15,357,589	76,061,065
Cost of shares redeemed:
Standard Class	(50,438,317)	(70,003,548)
Service Class	(13,089,115)	(18,056,260)
	(63,527,432)	(88,059,808)
Decrease in net assets derived from capital share transactions	(48,169,843)	(11,998,743)
NET INCREASE IN NET ASSETS	47,278,309	116,169,069
NET ASSETS:
Beginning of period	771,474,977	655,305,908
End of period	$818,753,286	$771,474,977
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Social Awareness Fund-4

LVIP Macquarie Social Awareness Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie Social Awareness Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$45.827	$38.311	$54.896	$45.599	$41.154	$33.401
Income (loss) from investment operations:
Net investment income[2]	0.198	0.419	0.476	0.418	0.480	0.518
Net realized and unrealized gain (loss)	5.627	10.816	(11.429)	11.535	7.230	10.004
Total from investment operations	5.825	11.235	(10.953)	11.953	7.710	10.522
Less dividends and distributions from:
Net investment income	—	(0.429)	(0.480)	(0.433)	(0.533)	(0.799)
Net realized gain	—	(3.290)	(5.152)	(2.223)	(2.732)	(1.970)
Total dividends and distributions	—	(3.719)	(5.632)	(2.656)	(3.265)	(2.769)
Net asset value, end of period	$51.652	$45.827	$38.311	$54.896	$45.599	$41.154
Total return[3]	12.71%	30.17%	(19.71% )	26.43%	19.69%	31.98%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$693,204	$651,939	$555,475	$760,315	$672,678	$632,383
Ratio of expenses to average net assets	0.43%	0.45%	0.44%	0.43%	0.45%	0.46%
Ratio of net investment income to average net assets	0.82%	0.97%	1.05%	0.81%	1.19%	1.34%
Portfolio turnover	1%	6%	12%	12%	10%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Social Awareness Fund-5

LVIP Macquarie Social Awareness Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie Social Awareness Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$45.365	$37.973	$54.473	$45.280	$40.909	$33.230
Income (loss) from investment operations:
Net investment income[2]	0.112	0.266	0.314	0.235	0.336	0.381
Net realized and unrealized gain (loss)	5.565	10.699	(11.330)	11.436	7.159	9.934
Total from investment operations	5.677	10.965	(11.016)	11.671	7.495	10.315
Less dividends and distributions from:
Net investment income	—	(0.283)	(0.332)	(0.255)	(0.392)	(0.666)
Net realized gain	—	(3.290)	(5.152)	(2.223)	(2.732)	(1.970)
Total dividends and distributions	—	(3.573)	(5.484)	(2.478)	(3.124)	(2.636)
Net asset value, end of period	$51.042	$45.365	$37.973	$54.473	$45.280	$40.909
Total return[3]	12.51%	29.72%	(19.99% )	25.99%	19.27%	31.51%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$125,550	$119,535	$99,831	$133,121	$108,828	$100,426
Ratio of expenses to average net assets	0.78%	0.80%	0.79%	0.78%	0.80%	0.81%
Ratio of net investment income to average net assets	0.47%	0.62%	0.70%	0.46%	0.84%	0.99%
Portfolio turnover	1%	6%	12%	12%	10%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Social Awareness Fund-6

LVIP Macquarie Social Awareness Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Macquarie Social Awareness Fund (formerly, LVIP Delaware Social Awareness Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize long-term capital appreciation (as measured by the change in the value of Fund shares over a period of three years or longer).
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Distributions received from
LVIP Macquarie Social Awareness Fund-7

LVIP Macquarie Social Awareness Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2024.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   The management fee is calculated daily and paid monthly.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$33,688
Legal	5,126
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $5,345 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$246,348
Distribution fees payable to LFD	35,965
Printing and mailing fees payable to Lincoln Life	2,026
Shareholder servicing fees payable to Lincoln Life	19,376
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2024, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP Macquarie Social Awareness Fund-8

LVIP Macquarie Social Awareness Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$6,708,947
Sales	53,404,753
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$307,644,777
Aggregate unrealized appreciation of investments	$522,647,186
Aggregate unrealized depreciation of investments	(11,190,070)
Net unrealized appreciation of investments	$511,457,116
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$805,039,234	$—	$—	$805,039,234
Money Market Fund	14,062,659	—	—	14,062,659
Total Investments	$819,101,893	$—	$—	$819,101,893
There were no Level 3 investments at the beginning or end of the period.
LVIP Macquarie Social Awareness Fund-9

LVIP Macquarie Social Awareness Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	220,535	169,627
Service Class	93,728	214,786
Shares reinvested:
Standard Class	—	1,188,468
Service Class	—	214,051
	314,263	1,786,932
Shares redeemed:
Standard Class	(1,025,878)	(1,631,203)
Service Class	(268,968)	(422,840)
	(1,294,846)	(2,054,043)
Net decrease	(980,583)	(267,111)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund only invests in companies that meet its definition of “socially responsible” and may be subject to certain risks as a result of investing exclusively in socially responsible companies. Investing exclusively in socially responsible companies is a type of environmental, social and governance (“ESG”) investing. An assessment of ESG factors for the Fund may differ from the views of other investors and advisers. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP Macquarie Social Awareness Fund-10

LVIP Macquarie Social Awareness Fund
Notes to Financial Statements (continued)
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Macquarie Social Awareness Fund-11

LVIP Macquarie U.S. Growth Fund
(formerly, LVIP Delaware U.S. Growth Fund)
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP Macquarie U.S. Growth Fund

LVIP Macquarie U.S. Growth Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.99%
Automobiles–1.54%
†Tesla, Inc.	35,128	$6,951,129
		6,951,129
Biotechnology–0.75%
†Vertex Pharmaceuticals, Inc.	7,169	3,360,254
		3,360,254
Broadline Retail–2.66%
†Amazon.com, Inc.	62,126	12,005,849
		12,005,849
Building Products–0.52%
Trane Technologies PLC	7,175	2,360,073
		2,360,073
Capital Markets–0.48%
Ameriprise Financial, Inc.	2,865	1,223,899
TPG, Inc.	23,132	958,822
		2,182,721
Communications Equipment–1.24%
†Arista Networks, Inc.	15,942	5,587,352
		5,587,352
Construction & Engineering–0.96%
EMCOR Group, Inc.	11,919	4,351,389
		4,351,389
Consumer Finance–0.66%
American Express Co.	12,882	2,982,827
		2,982,827
Consumer Staples Distribution & Retail–3.10%
Costco Wholesale Corp.	16,470	13,999,335
		13,999,335
Electrical Equipment–0.27%
Vertiv Holdings Co. Class A	14,148	1,224,792
		1,224,792
Entertainment–1.89%
†Netflix, Inc.	5,519	3,724,663
†Spotify Technology SA	15,380	4,826,090
		8,550,753
Financial Services–3.15%
†Block, Inc.	22,858	1,474,112
Mastercard, Inc. Class A	14,370	6,339,469
Visa, Inc. Class A	24,391	6,401,906
		14,215,487
Ground Transportation–0.95%
†Uber Technologies, Inc.	59,045	4,291,391
		4,291,391
Health Care Equipment & Supplies–0.59%
†Intuitive Surgical, Inc.	5,993	2,665,986
		2,665,986
Health Care Providers & Services–2.72%
McKesson Corp.	13,856	8,092,458
UnitedHealth Group, Inc.	8,189	4,170,330
		12,262,788
Health Care Technology–1.20%
†Veeva Systems, Inc. Class A	29,652	5,426,613
		5,426,613
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure–4.27%
Booking Holdings, Inc.	2,499	$9,899,788
†Chipotle Mexican Grill, Inc.	16,700	1,046,255
†DoorDash, Inc. Class A	60,186	6,547,033
†Expedia Group, Inc.	14,142	1,781,751
		19,274,827
Household Durables–0.33%
†NVR, Inc.	197	1,494,946
		1,494,946
Insurance–0.81%
Progressive Corp.	17,607	3,657,150
		3,657,150
Interactive Media & Services–13.80%
Alphabet, Inc. Class A	121,013	22,042,518
Alphabet, Inc. Class C	87,076	15,971,480
Meta Platforms, Inc. Class A	37,841	19,080,189
†Pinterest, Inc. Class A	118,560	5,224,939
		62,319,126
IT Services–1.84%
Accenture PLC Class A	16,549	5,021,132
†EPAM Systems, Inc.	6,022	1,132,798
†VeriSign, Inc.	12,165	2,162,937
		8,316,867
Life Sciences Tools & Services–0.50%
†Medpace Holdings, Inc.	5,468	2,251,996
		2,251,996
Pharmaceuticals–3.41%
Eli Lilly & Co.	16,981	15,374,258
		15,374,258
Semiconductors & Semiconductor Equipment–18.80%
†Advanced Micro Devices, Inc.	16,263	2,638,021
Applied Materials, Inc.	44,194	10,429,342
Broadcom, Inc.	10,835	17,395,918
Lam Research Corp.	8,565	9,120,440
Monolithic Power Systems, Inc.	3,994	3,281,790
NVIDIA Corp.	247,860	30,620,624
QUALCOMM, Inc.	57,136	11,380,349
		84,866,484
Software–19.25%
†Adobe, Inc.	19,307	10,725,811
†Cadence Design Systems, Inc.	6,896	2,122,244
†Crowdstrike Holdings, Inc. Class A	7,971	3,054,407
†Fair Isaac Corp.	1,191	1,772,994
†Fortinet, Inc.	69,476	4,187,319
†Manhattan Associates, Inc.	28,737	7,088,843
Microsoft Corp.	82,758	36,988,688
Salesforce, Inc.	19,255	4,950,461
†ServiceNow, Inc.	12,490	9,825,508
†Synopsys, Inc.	10,401	6,189,219
		86,905,494
Specialty Retail–3.64%
†AutoZone, Inc.	325	963,333
Ross Stores, Inc.	23,789	3,457,017
TJX Cos., Inc.	88,713	9,767,301
LVIP Macquarie U.S. Growth Fund-1

LVIP Macquarie U.S. Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Williams-Sonoma, Inc.	7,873	$2,223,099
		16,410,750
Technology Hardware, Storage & Peripherals–8.51%
Apple, Inc.	158,196	33,319,242
NetApp, Inc.	39,515	5,089,532
		38,408,774
Textiles, Apparel & Luxury Goods–2.15%
†Deckers Outdoor Corp.	7,020	6,795,009
†Lululemon Athletica, Inc.	5,076	1,516,201
NIKE, Inc. Class B	18,703	1,409,645
		9,720,855
Total Common Stock (Cost $250,806,421)		451,420,266

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.23%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.25%)	1,037,830	$1,037,830
Total Money Market Fund (Cost $1,037,830)		1,037,830

TOTAL INVESTMENTS–100.22% (Cost $251,844,251)	452,458,096
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.22%)	(987,072)
NET ASSETS APPLICABLE TO 37,798,221 SHARES OUTSTANDING–100.00%	$451,471,024
NET ASSET VALUE PER SHARE–LVIP MACQUARIE U.S. GROWTH FUND STANDARD CLASS ($94,602,224 / 7,318,908 Shares)	$12.926
NET ASSET VALUE PER SHARE–LVIP MACQUARIE U.S. GROWTH FUND SERVICE CLASS ($356,868,800 / 30,479,313 Shares)	$11.709
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$186,187,874
Distributable earnings/(accumulated loss)	265,283,150
TOTAL NET ASSETS	$451,471,024

†Non-income producing.

★Includes $653,416 payable for fund shares redeemed, $8,086 other accrued expenses payable, $338,463 due to manager and affiliates,
$13,053 payable for audit fee and $24,004 payable for fund accounting fee as of June 30, 2024.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie U.S. Growth Fund-2

LVIP Macquarie U.S. Growth Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$1,458,191
EXPENSES:
Management fees	1,647,712
Distribution fees-Service Class	508,364
Shareholder servicing fees	73,811
Accounting and administration expenses	50,455
Professional fees	21,943
Reports and statements to shareholders	8,348
Trustees’ fees and expenses	7,786
Custodian fees	1,484
Consulting fees	1,260
Pricing fees	503
Other	9,692
Total operating expenses	2,331,358
NET INVESTMENT LOSS	(873,167)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	49,085,541
Futures contracts	1,488,065
Net realized gain	50,573,606
Net change in unrealized appreciation (depreciation) of investments	48,965,955
NET REALIZED AND UNREALIZED GAIN	99,539,561
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$98,666,394
See accompanying notes, which are an integral part of the financial statements.

LVIP Macquarie U.S. Growth Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(873,167)	$(304,958)
Net realized gain	50,573,606	24,104,157
Net change in unrealized appreciation (depreciation)	48,965,955	123,726,119
Net increase in net assets resulting from operations	98,666,394	147,525,318
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	40,401,549	100,247,551
Service Class	12,421,562	31,302,617
	52,823,111	131,550,168
Cost of shares redeemed:
Standard Class	(144,768,187)	(19,614,939)
Service Class	(50,151,667)	(83,875,459)
	(194,919,854)	(103,490,398)
Increase (decrease) in net assets derived from capital share transactions	(142,096,743)	28,059,770
NET INCREASE (DECREASE) IN NET ASSETS	(43,430,349)	175,585,088
NET ASSETS:
Beginning of period	494,901,373	319,316,285
End of period	$451,471,024	$494,901,373
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie U.S. Growth Fund-3

LVIP Macquarie U.S. Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie U.S. Growth Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21[2]	12/31/20[2]	12/31/19[2]
Net asset value, beginning of period	$10.564	$7.121	$12.491	$13.770	$10.150	$9.570
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.008)	0.014	0.011	(0.028)	(0.030)	0.010
Net realized and unrealized gain (loss)	2.370	3.429	(3.464)	2.193	4.220	2.410
Total from investment operations	2.362	3.443	(3.453)	2.165	4.190	2.420
Less dividends and distributions from:
Net realized gain	—	—	(1.917)	(3.443)	(0.570)	(1.840)
Return of capital	—	—	—	(0.001)	—	—
Total dividends and distributions	—	—	(1.917)	(3.444)	(0.570)	(1.840)
Net asset value, end of period	$12.926	$10.564	$7.121	$12.491	$13.770	$10.150
Total return[4]	22.36%	48.35%	(27.66% )	18.10%	44.13%	27.25%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$94,602	$168,808	$56,620	$74,978	$68,745	$53,322
Ratio of expenses to average net assets	0.72%	0.72%	0.73%	0.72%	0.73%	0.73%
Ratio of net investment income (loss) to average net assets	(0.15% )	0.16%	0.12%	(0.23% )	(0.23% )	0.13%
Portfolio turnover	25%	41%	33%	91%	54%	33%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP U.S. Growth Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP U.S. Growth Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie U.S. Growth Fund-4

LVIP Macquarie U.S. Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie U.S. Growth Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21[2]	12/31/20[2]	12/31/19[2]
Net asset value, beginning of period	$9.584	$6.480	$11.638	$13.080	$9.700	$9.240
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.023)	(0.012)	(0.015)	(0.062)	(0.060)	(0.020)
Net realized and unrealized gain (loss)	2.148	3.116	(3.226)	2.064	4.010	2.320
Total from investment operations	2.125	3.104	(3.241)	2.002	3.950	2.300
Less dividends and distributions from:
Net realized gain	—	—	(1.917)	(3.443)	(0.570)	(1.840)
Return of capital	—	—	—	(0.001)	—	—
Total dividends and distributions	—	—	(1.917)	(3.444)	(0.570)	(1.840)
Net asset value, end of period	$11.709	$9.584	$6.480	$11.638	$13.080	$9.700
Total return[4]	22.17%	47.90%	(27.88% )	17.74%	43.69%	26.88%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$356,869	$326,094	$262,696	$376,868	$371,268	$318,999
Ratio of expenses to average net assets	1.02%	1.02%	1.03%	1.02%	1.03%	1.03%
Ratio of net investment loss to average net assets	(0.45% )	(0.14% )	(0.18% )	(0.53% )	(0.53% )	(0.17% )
Portfolio turnover	25%	41%	33%	91%	54%	33%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP U.S. Growth Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP U.S. Growth Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie U.S. Growth Fund-5

LVIP Macquarie U.S. Growth Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Macquarie U.S. Growth Fund (formerly, LVIP Delaware U.S. Growth Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from
LVIP Macquarie U.S. Growth Fund-6

LVIP Macquarie U.S. Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2024.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund's average daily net assets; 0.60% of the next $500 million; 0.55% of the next $1.5 billion; and 0.50% of the Fund's average daily net assets in excess of $2.5 billion.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses (excluding Underlying Fund fees and expenses) exceed 0.73% of the average daily net assets for the Standard Class and 1.03% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2024, no expense reimbursements were subject to recoupment.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$22,024
Legal	3,351
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $5,408 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Macquarie U.S. Growth Fund-7

LVIP Macquarie U.S. Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$239,003
Distribution fees payable to LFD	87,221
Printing and mailing fees payable to Lincoln Life	1,576
Shareholder servicing fees payable to Lincoln Life	10,663
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$125,395,981
Sales	264,867,640
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$251,844,251
Aggregate unrealized appreciation of investments	$204,665,984
Aggregate unrealized depreciation of investments	(4,052,139)
Net unrealized appreciation of investments	$200,613,845
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Macquarie U.S. Growth Fund-8

LVIP Macquarie U.S. Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$451,420,266	$—	$—	$451,420,266
Money Market Fund	1,037,830	—	—	1,037,830
Total Investments	$452,458,096	$—	$—	$452,458,096
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	3,556,512	10,202,706
Service Class	1,194,169	3,804,536
Shares reinvested:
Standard Class	—	—
Service Class	—	—
	4,750,681	14,007,242
Shares redeemed:
Standard Class	(12,216,594)	(2,175,283)
Service Class	(4,739,162)	(10,322,706)
	(16,955,756)	(12,497,989)
Net increase	(12,205,075)	1,509,253
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
LVIP Macquarie U.S. Growth Fund-9

LVIP Macquarie U.S. Growth Fund
Notes to Financial Statements (continued)
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Macquarie U.S. Growth Fund-10

LVIP Macquarie U.S. REIT Fund
(formerly, LVIP Delaware U.S. REIT Fund)
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP Macquarie U.S. REIT Fund

LVIP Macquarie U.S. REIT Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.57%
REIT Apartments–15.28%
American Homes 4 Rent Class A	128,845	$4,787,880
AvalonBay Communities, Inc.	50,637	10,476,289
Camden Property Trust	56,437	6,157,841
Equity Residential	125,151	8,677,970
Essex Property Trust, Inc.	27,944	7,606,357
Invitation Homes, Inc.	310,441	11,141,727
Mid-America Apartment Communities, Inc.	38,947	5,554,232
		54,402,296
REIT Diversified–19.65%
Broadstone Net Lease, Inc.	60,537	960,722
Digital Realty Trust, Inc.	90,080	13,696,664
EPR Properties	46,941	1,970,583
Equinix, Inc.	33,505	25,349,883
Gaming & Leisure Properties, Inc.	165,667	7,489,805
Gladstone Commercial Corp.	48,147	687,058
InvenTrust Properties Corp.	7,012	173,617
Lamar Advertising Co. Class A	24,074	2,877,565
Outfront Media, Inc.	159,349	2,278,691
VICI Properties, Inc.	504,877	14,459,677
		69,944,265
REIT Health Care–8.99%
CareTrust REIT, Inc.	95,149	2,388,240
Community Healthcare Trust, Inc.	5,702	133,370
Healthpeak Properties, Inc.	67,986	1,332,526
Medical Properties Trust, Inc.	137,928	594,470
Ventas, Inc.	126,090	6,463,373
Welltower, Inc.	202,158	21,074,971
		31,986,950
REIT Hotels–6.64%
Apple Hospitality REIT, Inc.	247,028	3,591,787
Chatham Lodging Trust	310,246	2,643,296
Host Hotels & Resorts, Inc.	403,181	7,249,195
Park Hotels & Resorts, Inc.	145,885	2,185,357
RLJ Lodging Trust	62,094	597,965
Ryman Hospitality Properties, Inc.	60,717	6,063,200
Sunstone Hotel Investors, Inc.	105,663	1,105,235
Xenia Hotels & Resorts, Inc.	15,131	216,827
		23,652,862
REIT Manufactured Homes–2.16%
Equity LifeStyle Properties, Inc.	57,021	3,713,778
Sun Communities, Inc.	33,150	3,989,271
		7,703,049
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
REIT Office Property–4.66%
Alexandria Real Estate Equities, Inc.	69,228	$8,097,599
Boston Properties, Inc.	29,490	1,815,404
Cousins Properties, Inc.	158,501	3,669,298
Orion Office REIT, Inc.	63,164	226,759
Piedmont Office Realty Trust, Inc. Class A	344,199	2,495,443
Vornado Realty Trust	10,883	286,114
		16,590,617
REIT Regional Malls–5.42%
Simon Property Group, Inc.	108,896	16,530,413
Tanger, Inc.	102,438	2,777,094
		19,307,507
REIT Shopping Centers–7.53%
Alexander's, Inc.	819	184,160
Brixmor Property Group, Inc.	379,124	8,753,973
Kimco Realty Corp.	329,485	6,411,778
Kite Realty Group Trust	93,967	2,102,982
Phillips Edison & Co., Inc.	23,026	753,181
Regency Centers Corp.	78,371	4,874,676
Retail Opportunity Investments Corp.	90,004	1,118,750
SITE Centers Corp.	166,974	2,421,123
Urban Edge Properties	9,796	180,932
		26,801,555
REIT Single Tenant–5.72%
Agree Realty Corp.	47,371	2,934,160
Essential Properties Realty Trust, Inc.	115,111	3,189,726
Realty Income Corp.	269,786	14,250,096
		20,373,982
REIT Storage–11.84%
CubeSmart	104,199	4,706,669
Extra Space Storage, Inc.	56,701	8,811,902
Iron Mountain, Inc.	137,886	12,357,343
Public Storage	56,618	16,286,168
		42,162,082
REIT Warehouse/Industry–10.68%
Innovative Industrial Properties, Inc.	10,622	1,160,135
Plymouth Industrial REIT, Inc.	27,396	585,726
Prologis, Inc.	277,384	31,152,997
Rexford Industrial Realty, Inc.	86,134	3,840,715
Terreno Realty Corp.	21,825	1,291,604
		38,031,177
Total Common Stock (Cost $294,989,685)		350,956,342

LVIP Macquarie U.S. REIT Fund-1

LVIP Macquarie U.S. REIT Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.45%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.25%)	1,578,295	$1,578,295
Total Money Market Fund (Cost $1,578,295)		1,578,295

TOTAL INVESTMENTS–99.02% (Cost $296,567,980)	$352,534,637
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.98%	3,503,640
NET ASSETS APPLICABLE TO 27,292,548 SHARES OUTSTANDING–100.00%	$356,038,277
NET ASSET VALUE PER SHARE–LVIP MACQUARIE U.S. REIT FUND STANDARD CLASS ($213,624,921 / 16,381,633 Shares)	$13.041
NET ASSET VALUE PER SHARE–LVIP MACQUARIE U.S. REIT FUND SERVICE CLASS ($142,413,356 / 10,910,915 Shares)	$13.052
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$338,112,688
Distributable earnings/(accumulated loss)	17,925,589
TOTAL NET ASSETS	$356,038,277

★Includes $251 expense reimbursement receivable from Lincoln Financial Investments Corporation, $685,910 payable for securities purchased, $354,721 payable for fund shares redeemed, $17,732 other accrued expenses payable, $260,489 due to manager and affiliates,
$15,664 payable for audit fee and $22,651 payable for fund accounting fee as of June 30, 2024.

Summary of Abbreviations:
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie U.S. REIT Fund-2

LVIP Macquarie U.S. REIT Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$7,005,731
EXPENSES:
Management fees	1,311,101
Distribution fees-Service Class	214,042
Shareholder servicing fees	50,696
Accounting and administration expenses	39,924
Professional fees	24,170
Reports and statements to shareholders	9,058
Trustees’ fees and expenses	5,696
Custodian fees	1,522
Consulting fees	1,227
Pricing fees	373
Other	25,136
1,682,945
Less:
Expenses reimbursed	(17,951)
Total operating expenses	1,664,994
NET INVESTMENT INCOME	5,340,737
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(3,520,803)
Net change in unrealized appreciation (depreciation) of investments	(5,684,602)
NET REALIZED AND UNREALIZED LOSS	(9,205,405)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,864,668)
See accompanying notes, which are an integral part of the financial statements.

LVIP Macquarie U.S. REIT Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,340,737	$9,465,974
Net realized loss	(3,520,803)	(3,281,102)
Net change in unrealized appreciation (depreciation)	(5,684,602)	35,644,464
Net increase (decrease) in net assets resulting from operations	(3,864,668)	41,829,336
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(5,821,926)
Service Class	—	(3,669,044)
Return of capital:
Standard Class	—	(1,140,943)
Service Class	—	(833,476)
	—	(11,465,389)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	17,274,367	27,869,427
Service Class	6,466,519	13,154,730
Reinvestment of dividends and distributions:
Standard Class	—	6,962,869
Service Class	—	4,502,520
	23,740,886	52,489,546
Cost of shares redeemed:
Standard Class	(17,965,053)	(32,367,164)
Service Class	(15,148,540)	(25,431,834)
	(33,113,593)	(57,798,998)
Decrease in net assets derived from capital share transactions	(9,372,707)	(5,309,452)
NET INCREASE (DECREASE) IN NET ASSETS	(13,237,375)	25,054,495
NET ASSETS:
Beginning of period	369,275,652	344,221,157
End of period	$356,038,277	$369,275,652
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie U.S. REIT Fund-3

LVIP Macquarie U.S. REIT Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie U.S. REIT Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21[2]	12/31/20[2]	12/31/19[2]
Net asset value, beginning of period	$13.166	$12.081	$16.787	$12.090	$14.690	$11.850
Income (loss) from investment operations:
Net investment income[3]	0.202	0.355	0.288	0.140	0.230	0.240
Net realized and unrealized gain (loss)	(0.327)	1.166	(4.542)	4.994	(1.920)	2.900
Total from investment operations	(0.125)	1.521	(4.254)	5.134	(1.690)	3.140
Less dividends and distributions from:
Net investment income	—	(0.366)	(0.313)	(0.436)	(0.250)	(0.300)
Net realized gain	—	—	—	—	(0.660)	—
Return of capital	—	(0.070)	(0.139)	(0.001)	—	—
Total dividends and distributions	—	(0.436)	(0.452)	(0.437)	(0.910)	(0.300)
Net asset value, end of period	$13.041	$13.166	$12.081	$16.787	$12.090	$14.690
Total return[4]	(0.95% )	12.58%	(25.30% )	43.07%	(10.41% )	26.81%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$213,625	$216,340	$196,242	$274,086	$214,644	$236,492
Ratio of expenses to average net assets	0.83%	0.83%	0.83%	0.82%	0.83%	0.83%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.84%	0.84%	0.84%	0.82%	0.84%	0.83%
Ratio of net investment income to average net assets	3.18%	2.86%	2.05%	0.98%	1.94%	1.70%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.17%	2.85%	2.04%	0.98%	1.93%	1.70%
Portfolio turnover	11%	16%	16%	15%	127%	98%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP REIT Series, a former series of Delaware VIP® Trust, as the result of a reorganization on
May 1, 2021. Pre-inception information is that of the Delaware VIP REIT Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie U.S. REIT Fund-4

LVIP Macquarie U.S. REIT Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie U.S. REIT Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21[2]	12/31/20[2]	12/31/19[2]
Net asset value, beginning of period	$13.198	$12.111	$16.818	$12.080	$14.660	$11.820
Income (loss) from investment operations:
Net investment income[3]	0.183	0.319	0.246	0.097	0.190	0.200
Net realized and unrealized gain (loss)	(0.329)	1.166	(4.545)	4.982	(1.900)	2.900
Total from investment operations	(0.146)	1.485	(4.299)	5.079	(1.710)	3.100
Less dividends and distributions from:
Net investment income	—	(0.327)	(0.269)	(0.340)	(0.210)	(0.260)
Net realized gain	—	—	—	—	(0.660)	—
Return of capital	—	(0.071)	(0.139)	(0.001)	—	—
Total dividends and distributions	—	(0.398)	(0.408)	(0.341)	(0.870)	(0.260)
Net asset value, end of period	$13.052	$13.198	$12.111	$16.818	$12.080	$14.660
Total return[4]	(1.10% )	12.24%	(25.53% )	42.54%	(10.64% )	26.50%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$142,413	$152,935	$147,979	$218,731	$174,364	$204,193
Ratio of expenses to average net assets	1.13%	1.13%	1.13%	1.12%	1.13%	1.13%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.14%	1.14%	1.14%	1.12%	1.14%	1.13%
Ratio of net investment income to average net assets	2.88%	2.56%	1.75%	0.68%	1.64%	1.40%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.87%	2.55%	1.74%	0.68%	1.63%	1.40%
Portfolio turnover	11%	16%	16%	15%	127%	98%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP REIT Series, a former series of Delaware VIP® Trust, as the result of a reorganization on
May 1, 2021. Pre-inception information is that of the Delaware VIP REIT Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie U.S. REIT Fund-5

LVIP Macquarie U.S. REIT Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Macquarie U.S. REIT Fund (formerly, LVIP Delaware U.S. REIT Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified  management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek maximum long-term total return, with capital appreciation as a secondary objective.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are
LVIP Macquarie U.S. REIT Fund-6

LVIP Macquarie U.S. REIT Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the first $500 million of the Fund's average daily net assets; 0.70% of the next $500 million; 0.65% of the next $1.5 billion; and 0.60% of the Fund's average daily net assets in excess of $2.5 billion.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses (excluding Underlying Fund fees and expenses) exceed 0.83% of the average daily net assets for the Standard Class and 1.13% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	Total
LFI	$20,960	$41,738	$62,698
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$15,016
Legal	2,285
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,280 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Macquarie U.S. REIT Fund-7

LVIP Macquarie U.S. REIT Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$251
Management fees payable to LFI	215,530
Distribution fees payable to LFD	34,585
Printing and mailing fees payable to Lincoln Life	2,040
Shareholder servicing fees payable to Lincoln Life	8,334
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$38,367,307
Sales	44,800,202
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$296,567,980
Aggregate unrealized appreciation of investments	$66,247,555
Aggregate unrealized depreciation of investments	(10,280,898)
Net unrealized appreciation of investments	$55,966,657
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Macquarie U.S. REIT Fund-8

LVIP Macquarie U.S. REIT Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$350,956,342	$—	$—	$350,956,342
Money Market Fund	1,578,295	—	—	1,578,295
Total Investments	$352,534,637	$—	$—	$352,534,637
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	1,354,334	2,254,508
Service Class	505,470	1,063,257
Shares reinvested:
Standard Class	—	525,896
Service Class	—	339,250
	1,859,804	4,182,911
Shares redeemed:
Standard Class	(1,404,535)	(2,591,970)
Service Class	(1,182,688)	(2,032,448)
	(2,587,223)	(4,624,418)
Net decrease	(727,419)	(441,507)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Risk Factors
The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable
LVIP Macquarie U.S. REIT Fund-9

LVIP Macquarie U.S. REIT Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Macquarie U.S. REIT Fund-10

LVIP Macquarie Value Fund
(formerly, LVIP Delaware Value Fund)
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP Macquarie Value Fund

LVIP Macquarie Value Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.96%
Aerospace & Defense–2.84%
Northrop Grumman Corp.	85,600	$37,317,320
		37,317,320
Banks–6.22%
Truist Financial Corp.	1,087,900	42,264,915
U.S. Bancorp	995,200	39,509,440
		81,774,355
Chemicals–3.30%
DuPont de Nemours, Inc.	538,683	43,358,595
		43,358,595
Communications Equipment–6.17%
Cisco Systems, Inc.	804,600	38,226,546
Motorola Solutions, Inc.	110,900	42,812,945
		81,039,491
Consumer Staples Distribution & Retail–2.51%
†Dollar Tree, Inc.	309,200	33,013,284
		33,013,284
Distributors–2.77%
Genuine Parts Co.	262,841	36,356,167
		36,356,167
Diversified Telecommunication Services–3.18%
Verizon Communications, Inc.	1,014,200	41,825,608
		41,825,608
Electric Utilities–3.20%
Duke Energy Corp.	418,900	41,986,347
		41,986,347
Electronic Equipment, Instruments & Components–2.80%
†Teledyne Technologies, Inc.	94,658	36,725,411
		36,725,411
Entertainment–2.81%
Walt Disney Co.	371,684	36,904,504
		36,904,504
Financial Services–3.23%
Fidelity National Information Services, Inc.	563,734	42,482,994
		42,482,994
Food Products–5.72%
Conagra Brands, Inc.	1,363,904	38,762,152
Hershey Co.	197,915	36,382,714
		75,144,866
Health Care Equipment & Supplies–5.74%
Baxter International, Inc.	1,078,000	36,059,100
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Hologic, Inc.	529,988	$39,351,609
		75,410,709
Health Care Providers & Services–5.41%
Cigna Group	119,351	39,453,860
CVS Health Corp.	534,300	31,555,758
		71,009,618
Industrial Conglomerates–3.29%
Honeywell International, Inc.	202,373	43,214,730
		43,214,730
Insurance–6.03%
Allstate Corp.	245,006	39,117,658
Travelers Cos., Inc.	196,906	40,038,866
		79,156,524
IT Services–2.81%
Cognizant Technology Solutions Corp. Class A	542,322	36,877,896
		36,877,896
Machinery–3.17%
Dover Corp.	231,057	41,694,236
		41,694,236
Oil, Gas & Consumable Fuels–5.93%
Chevron Corp.	249,000	38,948,580
Exxon Mobil Corp.	337,900	38,899,048
		77,847,628
Pharmaceuticals–5.88%
Johnson & Johnson	250,400	36,598,464
Merck & Co., Inc.	328,300	40,643,540
		77,242,004
Professional Services–3.02%
Jacobs Solutions, Inc.	283,659	39,629,999
		39,629,999
Residential REITs–3.36%
Equity Residential	636,300	44,121,042
		44,121,042
Software–3.36%
Oracle Corp.	313,100	44,209,720
		44,209,720
Specialty Retail–6.21%
Lowe's Cos., Inc.	174,700	38,514,362
TJX Cos., Inc.	391,600	43,115,160
		81,629,522
Total Common Stock (Cost $1,115,442,783)		1,299,972,570

LVIP Macquarie Value Fund-1

LVIP Macquarie Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.73%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.25%)	9,585,979	$9,585,979
Total Money Market Fund (Cost $9,585,979)		9,585,979

TOTAL INVESTMENTS–99.69% (Cost $1,125,028,762)	$1,309,558,549
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.31%	4,060,198
NET ASSETS APPLICABLE TO 50,342,660 SHARES OUTSTANDING–100.00%	$1,313,618,747
NET ASSET VALUE PER SHARE–LVIP MACQUARIE VALUE FUND STANDARD CLASS ($1,030,414,451 / 39,470,495 Shares)	$26.106
NET ASSET VALUE PER SHARE–LVIP MACQUARIE VALUE FUND SERVICE CLASS ($283,204,296 / 10,872,165 Shares)	$26.049
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$1,026,900,161
Distributable earnings/(accumulated loss)	286,718,586
TOTAL NET ASSETS	$1,313,618,747

†Non-income producing.

★Includes $591,424 payable for fund shares redeemed, $7,547 other accrued expenses payable, $760,382 due to manager and affiliates,
$15,664 payable for audit fee and $56,130 payable for fund accounting fee as of June 30, 2024.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Value Fund-2

LVIP Macquarie Value Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$16,752,531
EXPENSES:
Management fees	4,070,267
Distribution fees-Service Class	441,536
Shareholder servicing fees	194,949
Accounting and administration expenses	122,361
Professional fees	32,291
Trustees’ fees and expenses	21,499
Reports and statements to shareholders	12,138
Custodian fees	3,305
Consulting fees	1,568
Pricing fees	315
Other	19,254
Total operating expenses	4,919,483
NET INVESTMENT INCOME	11,833,048
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	43,094,600
Net change in unrealized appreciation (depreciation) of investments	(9,245,327)
NET REALIZED AND UNREALIZED GAIN	33,849,273
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,682,321
See accompanying notes, which are an integral part of the financial statements.

LVIP Macquarie Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$11,833,048	$20,736,347
Net realized gain	43,094,600	59,855,607
Net change in unrealized appreciation (depreciation)	(9,245,327)	(20,763,934)
Net increase in net assets resulting from operations	45,682,321	59,828,020
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(63,300,935)
Service Class	—	(17,432,429)
	—	(80,733,364)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	43,337,811	726,328,671
Service Class	9,269,720	27,448,228
Reinvestment of dividends and distributions:
Standard Class	—	63,300,935
Service Class	—	17,432,429
	52,607,531	834,510,263
Cost of shares redeemed:
Standard Class	(91,058,978)	(132,841,566)
Service Class	(33,218,194)	(58,397,921)
	(124,277,172)	(191,239,487)
Increase (decrease) in net assets derived from capital share transactions	(71,669,641)	643,270,776
NET INCREASE (DECREASE) IN NET ASSETS	(25,987,320)	622,365,432
NET ASSETS:
Beginning of period	1,339,606,067	717,240,635
End of period	$1,313,618,747	$1,339,606,067
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Value Fund-3

LVIP Macquarie Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie Value Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21[2]	12/31/20[2]	12/31/19[2]
Net asset value, beginning of period	$25.237	$25.984	$29.690	$28.810	$31.090	$28.310
Income (loss) from investment operations:
Net investment income[3]	0.237	0.477	0.457	0.454	0.550	0.570
Net realized and unrealized gain (loss)	0.632	0.367	(1.613)	5.619	(0.920)	4.870
Total from investment operations	0.869	0.844	(1.156)	6.073	(0.370)	5.440
Less dividends and distributions from:
Net investment income	—	(0.432)	(0.488)	(1.059)	(0.580)	(0.540)
Net realized gain	—	(1.159)	(2.062)	(4.131)	(1.330)	(2.120)
Return of capital	—	—	—	(0.003)	—	—
Total dividends and distributions	—	(1.591)	(2.550)	(5.193)	(1.910)	(2.660)
Net asset value, end of period	$26.106	$25.237	$25.984	$29.690	$28.810	$31.090
Total return[4]	3.44%	3.49%	(3.27% )	22.42%	0.41%	19.97%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,030,414	$1,042,285	$397,629	$463,942	$419,362	$440,587
Ratio of expenses to average net assets	0.67%	0.68% [5]	0.69%	0.69%	0.70%	0.69%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.67%	0.67%	0.70%	0.69%	0.70%	0.69%
Ratio of net investment income to average net assets	1.82%	1.91% [5]	1.65%	1.54%	2.10%	1.92%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed/recouped	1.82%	1.92%	1.64%	1.54%	2.10%	1.92%
Portfolio turnover	17%	26%	8%	25%	33%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP Value Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Value Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements/recoupments by the manager. Performance would have been lower had the waivers/reimbursements/recoupments not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]
The Fund recouped previously waived expenses during the year ended December 31, 2023, which increased the Ratio of expenses to average net assets and decreased
Ratio of net investment income to average net assets by 0.01%.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Value Fund-4

LVIP Macquarie Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie Value Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21[2]	12/31/20[2]	12/31/19[2]
Net asset value, beginning of period	$25.220	$25.970	$29.673	$28.700	$30.950	$28.200
Income (loss) from investment operations:
Net investment income[3]	0.198	0.402	0.373	0.365	0.470	0.480
Net realized and unrealized gain (loss)	0.631	0.361	(1.612)	5.595	(0.900)	4.840
Total from investment operations	0.829	0.763	(1.239)	5.960	(0.430)	5.320
Less dividends and distributions from:
Net investment income	—	(0.354)	(0.402)	(0.854)	(0.490)	(0.450)
Net realized gain	—	(1.159)	(2.062)	(4.130)	(1.330)	(2.120)
Return of capital	—	—	—	(0.003)	—	—
Total dividends and distributions	—	(1.513)	(2.464)	(4.987)	(1.820)	(2.570)
Net asset value, end of period	$26.049	$25.220	$25.970	$29.673	$28.700	$30.950
Total return[4]	3.29%	3.18%	(3.56% )	22.04%	0.13%	19.60%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$283,204	$297,321	$319,612	$385,587	$362,270	$399,310
Ratio of expenses to average net assets	0.97%	0.98% [5]	0.99%	0.99%	1.00%	0.99%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.97%	0.97%	1.00%	0.99%	1.00%	0.99%
Ratio of net investment income to average net assets	1.52%	1.61% [5]	1.35%	1.24%	1.80%	1.62%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed/recouped	1.52%	1.62%	1.34%	1.24%	1.80%	1.62%
Portfolio turnover	17%	26%	8%	25%	33%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP Value Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Value Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements/recoupments by the manager. Performance would have been lower had the waivers/reimbursements/recoupments not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]
The Fund recouped previously waived expenses during the year ended December 31, 2023, which increased the Ratio of expenses to average net assets and decreased
Ratio of net investment income to average net assets by 0.01%.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Value Fund-5

LVIP Macquarie Value Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Macquarie Value Fund (formerly, LVIP Delaware Value Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified  management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities
LVIP Macquarie Value Fund-6

LVIP Macquarie Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund's average daily net assets; 0.60% of the next $500 million; 0.55% of the next $1.5 billion; and 0.50% of the Fund's average daily net assets in excess of $2.5 billion.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses (excluding Underlying Fund fees and expenses) exceed 0.69% of the average daily net assets for the Standard Class and 0.99% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2024, no expense reimbursements were subject to recoupment.
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$57,405
Legal	8,735
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,845 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$657,268
Distribution fees payable to LFD	70,042
Printing and mailing fees payable to Lincoln Life	1,658
Shareholder servicing fees payable to Lincoln Life	31,414
LVIP Macquarie Value Fund-7

LVIP Macquarie Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$224,413,425
Sales	285,723,312
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$1,125,028,762
Aggregate unrealized appreciation of investments	$218,842,708
Aggregate unrealized depreciation of investments	(34,312,921)
Net unrealized appreciation of investments	$184,529,787
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,299,972,570	$—	$—	$1,299,972,570
Money Market Fund	9,585,979	—	—	9,585,979
Total Investments	$1,309,558,549	$—	$—	$1,309,558,549
There were no Level 3 investments at the beginning or end of the period.
LVIP Macquarie Value Fund-8

LVIP Macquarie Value Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	1,663,279	28,724,743
Service Class	356,348	1,092,140
Shares reinvested:
Standard Class	—	2,568,659
Service Class	—	709,737
	2,019,627	33,095,279
Shares redeemed:
Standard Class	(3,492,167)	(5,296,577)
Service Class	(1,273,503)	(2,319,374)
	(4,765,670)	(7,615,951)
Net increase (decrease)	(2,746,043)	25,479,328
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Macquarie Value Fund-9

LVIP Macquarie Wealth Builder Fund
(formerly, LVIP Delaware Wealth Builder Fund)
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP Macquarie Wealth Builder Fund

LVIP Macquarie Wealth Builder Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–49.30%
U.S. MARKETS–45.13%
Aerospace & Defense–0.57%
Lockheed Martin Corp.	349	$163,018
Northrop Grumman Corp.	1,300	566,735
		729,753
Air Freight & Logistics–0.28%
Expeditors International of Washington, Inc.	2,861	357,024
		357,024
Banks–2.08%
Citizens Financial Group, Inc.	12,570	452,897
Fifth Third Bancorp	6,716	245,067
KeyCorp	28,458	404,388
PNC Financial Services Group, Inc.	1,445	224,669
Regions Financial Corp.	5,998	120,200
Truist Financial Corp.	15,800	613,830
U.S. Bancorp	14,600	579,620
		2,640,671
Biotechnology–0.77%
AbbVie, Inc.	3,725	638,912
Gilead Sciences, Inc.	4,917	337,355
		976,267
Broadline Retail–0.14%
eBay, Inc.	3,353	180,123
		180,123
Building Products–0.29%
Masco Corp.	5,604	373,619
		373,619
Capital Markets–1.64%
Ameriprise Financial, Inc.	983	419,928
Artisan Partners Asset Management, Inc. Class A	4,147	171,146
Bank of New York Mellon Corp.	6,984	418,272
BlackRock, Inc.	656	516,482
Blackstone, Inc.	2,559	316,804
State Street Corp.	3,319	245,606
		2,088,238
Chemicals–0.75%
Dow, Inc.	6,394	339,202
DuPont de Nemours, Inc.	7,600	611,724
		950,926
Commercial Services & Supplies–0.05%
†Pluxee NV	2,248	63,064
		63,064
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Communications Equipment–1.27%
Cisco Systems, Inc.	21,793	$1,035,385
Motorola Solutions, Inc.	1,500	579,075
		1,614,460
Consumer Finance–0.55%
Ally Financial, Inc.	6,020	238,813
Synchrony Financial	9,715	458,451
		697,264
Consumer Staples Distribution & Retail–0.41%
†Dollar Tree, Inc.	4,900	523,173
		523,173
Distributors–0.43%
Genuine Parts Co.	3,906	540,278
		540,278
Diversified REITs–0.02%
Essential Properties Realty Trust, Inc.	844	23,387
		23,387
Diversified Telecommunication Services–1.20%
AT&T, Inc.	21,948	419,426
Verizon Communications, Inc.	26,948	1,111,336
		1,530,762
Electric Utilities–0.47%
Duke Energy Corp.	5,900	591,357
		591,357
Electronic Equipment, Instruments & Components–0.46%
†Teledyne Technologies, Inc.	1,495	580,030
		580,030
Entertainment–0.42%
Walt Disney Co.	5,410	537,159
		537,159
Financial Services–1.08%
Corebridge Financial, Inc.	14,568	424,220
Fidelity National Information Services, Inc.	7,982	601,523
Western Union Co.	28,208	344,702
		1,370,445
Food Products–1.17%
Cal-Maine Foods, Inc.	5,849	357,432
Conagra Brands, Inc.	20,000	568,400
Hershey Co.	3,018	554,799
		1,480,631
LVIP Macquarie Wealth Builder Fund-1

LVIP Macquarie Wealth Builder Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Health Care Equipment & Supplies–1.09%
Baxter International, Inc.	15,400	$515,130
†Hologic, Inc.	8,086	600,386
Smith & Nephew PLC	21,218	263,013
		1,378,529
Health Care Providers & Services–1.70%
Cardinal Health, Inc.	3,581	352,084
Cencora, Inc.	1,889	425,592
Cigna Group	1,800	595,026
CVS Health Corp.	8,208	484,764
McKesson Corp.	522	304,869
		2,162,335
Health Care REITs–0.22%
Alexandria Real Estate Equities, Inc.	494	57,783
CareTrust REIT, Inc.	696	17,470
Community Healthcare Trust, Inc.	23	538
Healthpeak Properties, Inc.	502	9,839
Medical Properties Trust, Inc.	968	4,172
Ventas, Inc.	883	45,263
Welltower, Inc.	1,432	149,286
		284,351
Hotel & Resort REITs–0.13%
Apple Hospitality REIT, Inc.	1,809	26,303
Chatham Lodging Trust	2,282	19,443
Host Hotels & Resorts, Inc.	2,871	51,620
Park Hotels & Resorts, Inc.	1,042	15,609
RLJ Lodging Trust	472	4,545
Ryman Hospitality Properties, Inc.	430	42,940
Sunstone Hotel Investors, Inc.	700	7,322
Xenia Hotels & Resorts, Inc.	105	1,505
		169,287
Hotels, Restaurants & Leisure–0.36%
Amadeus IT Group SA	3,997	265,996
Starbucks Corp.	2,395	186,451
		452,447
Household Durables–0.34%
PulteGroup, Inc.	3,964	436,436
		436,436
Household Products–0.09%
Essity AB Class B	4,573	117,097
		117,097
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Industrial Conglomerates–0.47%
Honeywell International, Inc.	2,822	$602,610
		602,610
Industrial REITs–0.21%
Plymouth Industrial REIT, Inc.	217	4,640
Prologis, Inc.	1,968	221,026
Rexford Industrial Realty, Inc.	766	34,156
Terreno Realty Corp.	162	9,587
		269,409
Insurance–2.53%
Allstate Corp.	3,600	574,776
American Financial Group, Inc.	3,209	394,771
Fidelity National Financial, Inc.	5,764	284,857
MetLife, Inc.	6,145	431,318
Principal Financial Group, Inc.	5,506	431,946
Prudential Financial, Inc.	4,271	500,518
Travelers Cos., Inc.	2,906	590,906
		3,209,092
Interactive Media & Services–1.00%
Alphabet, Inc. Class A	1,705	310,566
Alphabet, Inc. Class C	1,602	293,839
Meta Platforms, Inc. Class A	1,314	662,545
		1,266,950
IT Services–0.73%
Accenture PLC Class A	1,186	359,844
Cognizant Technology Solutions Corp. Class A	8,441	573,988
		933,832
Machinery–0.77%
Dover Corp.	3,372	608,478
Otis Worldwide Corp.	3,813	367,039
		975,517
Media–0.06%
Interpublic Group of Cos., Inc.	2,701	78,572
		78,572
Office REITs–0.05%
Boston Properties, Inc.	216	13,297
Cousins Properties, Inc.	1,164	26,947
Orion Office REIT, Inc.	363	1,303
Piedmont Office Realty Trust, Inc. Class A	2,530	18,342
LVIP Macquarie Wealth Builder Fund-2

LVIP Macquarie Wealth Builder Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Office REITs (continued)
Vornado Realty Trust	71	$1,867
		61,756
Oil, Gas & Consumable Fuels–2.64%
APA Corp.	7,529	221,654
Chevron Corp.	5,804	907,861
Coterra Energy, Inc.	10,252	273,421
EOG Resources, Inc.	1,908	240,160
Exxon Mobil Corp.	11,444	1,317,433
Marathon Petroleum Corp.	2,277	395,014
		3,355,543
Pharmaceuticals–2.08%
Bristol-Myers Squibb Co.	6,706	278,500
Eli Lilly & Co.	57	51,607
Johnson & Johnson	3,862	564,470
Merck & Co., Inc.	9,665	1,196,527
Novo Nordisk AS Class B	1,177	169,961
Pfizer, Inc.	9,479	265,222
SIGA Technologies, Inc.	14,932	113,334
		2,639,621
Professional Services–0.80%
Jacobs Solutions, Inc.	4,208	587,900
Paychex, Inc.	3,618	428,950
		1,016,850
Residential REITs–0.83%
American Homes 4 Rent Class A	942	35,005
AvalonBay Communities, Inc.	359	74,273
Camden Property Trust	400	43,644
Equity LifeStyle Properties, Inc.	417	27,159
Equity Residential	9,686	671,627
Essex Property Trust, Inc.	199	54,168
Invitation Homes, Inc.	2,204	79,102
Mid-America Apartment Communities, Inc.	275	39,218
Sun Communities, Inc.	232	27,919
		1,052,115
Retail REITs–0.35%
Agree Realty Corp.	329	20,378
Brixmor Property Group, Inc.	2,606	60,172
Kimco Realty Corp.	2,342	45,575
Kite Realty Group Trust	695	15,554
Phillips Edison & Co., Inc.	177	5,790
Realty Income Corp.	1,888	99,724
Regency Centers Corp.	533	33,153
Retail Opportunity Investments Corp.	672	8,353
Simon Property Group, Inc.	767	116,431
SITE Centers Corp.	1,229	17,820
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Retail REITs (continued)
Tanger, Inc.	751	$20,360
		443,310
Semiconductors & Semiconductor Equipment–4.80%
Applied Materials, Inc.	1,982	467,732
Broadcom, Inc.	645	1,035,567
KLA Corp.	202	166,551
Lam Research Corp.	536	570,760
Monolithic Power Systems, Inc.	584	479,861
NVIDIA Corp.	22,580	2,789,533
QUALCOMM, Inc.	2,939	585,390
		6,095,394
Software–2.68%
Microsoft Corp.	6,258	2,797,013
Oracle Corp.	4,300	607,160
		3,404,173
Specialized REITs–0.63%
CubeSmart	1,045	47,203
Digital Realty Trust, Inc.	637	96,856
EPR Properties	344	14,441
Equinix, Inc.	237	179,314
Extra Space Storage, Inc.	405	62,941
Gaming & Leisure Properties, Inc.	1,204	54,433
Iron Mountain, Inc.	984	88,186
Lamar Advertising Co. Class A	176	21,037
Outfront Media, Inc.	1,120	16,016
Public Storage	403	115,923
VICI Properties, Inc.	3,548	101,615
		797,965
Specialty Retail–2.79%
Bath & Body Works, Inc.	8,169	319,000
Best Buy Co., Inc.	4,908	413,695
Home Depot, Inc.	1,992	685,726
Lowe's Cos., Inc.	2,600	573,196
Ross Stores, Inc.	2,652	385,389
TJX Cos., Inc.	10,551	1,161,665
		3,538,671
Technology Hardware, Storage & Peripherals–3.02%
Apple, Inc.	11,764	2,477,734
Dell Technologies, Inc. Class C	3,203	441,726
HP, Inc.	12,544	439,291
NetApp, Inc.	3,692	475,529
		3,834,280
LVIP Macquarie Wealth Builder Fund-3

LVIP Macquarie Wealth Builder Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Textiles, Apparel & Luxury Goods–0.17%
NIKE, Inc. Class B	2,823	$212,769
		212,769
Tobacco–0.54%
Philip Morris International, Inc.	5,641	571,603
Vector Group Ltd.	11,297	119,409
		691,012
Total U.S. Markets (Cost $40,980,993)		57,328,554
§DEVELOPED MARKETS–4.17%
Air Freight & Logistics–0.05%
DSV AS	379	58,070
		58,070
Beverages–0.45%
Anheuser-Busch InBev SA	3,652	211,669
Asahi Group Holdings Ltd.	1,600	56,436
Diageo PLC	9,600	302,110
		570,215
Chemicals–0.19%
Air Liquide SA	1,433	247,512
		247,512
Commercial Services & Supplies–0.22%
Securitas AB Class B	27,825	276,176
		276,176
Consumer Staples Distribution & Retail–0.33%
Koninklijke Ahold Delhaize NV	12,134	358,530
Seven & i Holdings Co. Ltd.	4,900	59,693
		418,223
Food Products–0.38%
Danone SA	3,538	216,277
Nestle SA	2,563	261,649
		477,926
Hotels, Restaurants & Leisure–0.17%
Sodexo SA	2,376	213,744
		213,744
Machinery–0.37%
Knorr-Bremse AG	1,885	143,936
Kone OYJ Class B	2,933	144,773
Makita Corp.	6,600	179,348
		468,057
Media–0.10%
Publicis Groupe SA	1,225	130,378
		130,378
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Personal Care Products–0.43%
Kao Corp.	4,700	$190,582
Unilever PLC	6,364	349,544
		540,126
Pharmaceuticals–0.20%
Roche Holding AG	925	256,873
		256,873
Professional Services–0.15%
Intertek Group PLC	3,147	190,711
		190,711
Software–0.21%
SAP SE	1,322	268,322
		268,322
Specialty Retail–0.08%
H & M Hennes & Mauritz AB Class B	6,571	103,937
		103,937
Textiles, Apparel & Luxury Goods–0.41%
adidas AG	794	189,624
Kering SA	280	101,505
LVMH Moet Hennessy Louis Vuitton SE	190	145,204
Swatch Group AG	389	79,688
		516,021
Tobacco–0.38%
Altria Group, Inc.	10,733	488,888
		488,888
Wireless Telecommunication Services–0.05%
KDDI Corp.	2,600	68,745
		68,745
Total Developed Markets (Cost $4,895,238)		5,293,924
Total Common Stock (Cost $45,876,231)		62,622,478
PREFERRED STOCK–0.19%
Henkel AG & Co. KGaA 2.24%	2,633	234,665
Total Preferred Stock (Cost $212,671)		234,665

Principal Amount°
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.45%
•Fannie Mae Connecticut Avenue Securities Series 2023-R08 1M1 6.84% (SOFR30A + 1.50%) 10/25/43	417,843	420,553
LVIP Macquarie Wealth Builder Fund-4

LVIP Macquarie Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae Grantor Trust Series 2001-T7 A1 7.50% 2/25/41	13	$14
•Freddie Mac STACR REMIC Trust Series 2023-HQA3 A1 7.19% (SOFR30A + 1.85%) 11/25/43	145,891	147,984
Total Agency Collateralized Mortgage Obligations (Cost $563,747)		568,551
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.02%
•FREMF Mortgage Trust Series 2017-K71 B 3.88% 11/25/50	35,000	33,060
Total Agency Commercial Mortgage-Backed Security (Cost $34,576)		33,060
AGENCY MORTGAGE-BACKED SECURITIES–13.09%
Fannie Mae S.F. 15 yr
2.00% 3/1/37	260,785	230,871
2.50% 7/1/36	273,599	247,476
3.00% 11/1/33	17,665	16,679
Fannie Mae S.F. 20 yr
2.00% 3/1/41	116,036	97,445
2.00% 5/1/41	343,875	287,623
3.00% 10/1/47	29,202	24,947
4.00% 8/1/42	273,583	254,570
4.00% 9/1/42	253,910	236,790
Fannie Mae S.F. 30 yr
2.00% 6/1/50	212,825	168,263
2.00% 12/1/50	43,165	34,244
2.00% 1/1/51	45,847	36,513
2.00% 2/1/51	171,670	136,470
2.00% 3/1/51	658,533	517,280
2.00% 9/1/51	332,288	260,856
2.50% 8/1/50	111,020	92,660
2.50% 1/1/51	128,231	105,898
2.50% 5/1/51	21,069	17,304
2.50% 7/1/51	27,357	22,628
2.50% 8/1/51	152,721	126,699
2.50% 12/1/51	159,801	131,015
2.50% 2/1/52	358,966	296,070
2.50% 4/1/52	128,435	105,593
3.00% 7/1/47	423,467	368,372
3.00% 2/1/48	281,621	246,165
3.00% 3/1/48	125,397	109,329
3.00% 11/1/48	30,382	26,521
3.00% 3/1/50	4,709	4,082
3.00% 7/1/50	94,101	81,845
3.00% 5/1/51	20,205	17,468
3.00% 12/1/51	280,672	242,027
3.00% 2/1/52	125,475	107,564
3.00% 6/1/52	342,178	293,488
3.50% 7/1/47	81,569	74,315
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.50% 2/1/48	322,600	$290,724
3.50% 12/1/49	370,184	331,843
3.50% 3/1/50	35,485	31,921
3.50% 7/1/50	142,208	128,167
3.50% 6/1/52	244,256	216,344
3.50% 9/1/52	452,177	404,126
4.00% 6/1/48	47,359	44,231
4.00% 5/1/51	212,256	197,308
4.00% 9/1/52	35,293	32,332
4.50% 7/1/40	6,950	6,732
4.50% 8/1/41	13,001	12,629
4.50% 5/1/46	28,140	27,335
4.50% 4/1/48	26,294	25,655
4.50% 12/1/48	26,991	25,764
4.50% 1/1/49	42,377	40,516
4.50% 1/1/50	97,191	93,825
4.50% 4/1/50	29,646	28,418
4.50% 10/1/52	618,479	583,914
4.50% 2/1/53	434,580	409,905
5.00% 1/1/51	105,369	103,590
5.50% 5/1/44	179,681	180,536
5.50% 10/1/52	260,547	257,979
5.50% 11/1/52	188,588	187,406
6.00% 1/1/42	45,872	46,899
6.00% 5/1/53	123,000	124,051
6.00% 6/1/53	172,656	173,430
6.00% 9/1/53	384,524	385,708
Freddie Mac S.F. 15 yr
3.00% 3/1/35	131,386	122,332
4.50% 9/1/37	238,912	233,728
Freddie Mac S.F. 20 yr
2.00% 8/1/42	146,798	122,821
2.50% 6/1/41	478,616	416,119
3.00% 6/1/42	185,355	163,895
5.00% 11/1/42	134,810	132,205
Freddie Mac S.F. 30 yr
2.00% 2/1/52	43,155	33,779
2.00% 3/1/52	90,401	70,824
2.50% 5/1/51	128,168	106,578
2.50% 8/1/51	52,051	42,691
2.50% 10/1/51	292,106	242,240
2.50% 12/1/51	104,315	86,622
2.50% 1/1/52	427,886	353,421
2.50% 5/1/52	151,651	123,922
3.00% 8/1/48	60,350	52,531
3.00% 11/1/49	6,826	5,892
3.00% 1/1/50	27,183	23,562
3.00% 8/1/51	68,232	58,629
3.50% 11/1/48	430,535	388,940
3.50% 6/1/52	172,499	153,442
4.00% 10/1/47	73,163	67,753
4.00% 8/1/52	542,682	499,941
4.00% 9/1/52	339,639	312,079
4.50% 8/1/48	156,210	150,189
LVIP Macquarie Wealth Builder Fund-5

LVIP Macquarie Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.50% 1/1/49	64,599	$61,740
4.50% 3/1/49	21,050	20,134
4.50% 8/1/49	65,342	62,734
4.50% 9/1/52	394,087	372,064
4.50% 10/1/52	394,240	371,966
5.00% 7/1/52	133,297	129,730
5.00% 9/1/52	297,700	290,092
5.00% 6/1/53	906,636	877,199
5.50% 9/1/41	33,126	33,290
5.50% 9/1/52	470,687	474,348
5.50% 11/1/52	121,613	120,691
6.00% 1/1/53	78,614	79,898
GNMA I S.F. 30 yr 3.00% 3/15/50	16,101	14,055
GNMA II S.F. 30 yr
3.00% 12/20/51	145,947	127,252
5.00% 9/20/52	73,265	71,408
5.50% 2/20/54	144,397	144,135
Total Agency Mortgage-Backed Securities (Cost $17,754,807)		16,625,229
CORPORATE BONDS–11.69%
Aerospace & Defense–0.05%
Northrop Grumman Corp. 5.20% 6/1/54	65,000	60,860
		60,860
Agriculture–0.12%
Bunge Ltd. Finance Corp. 1.63% 8/17/25	155,000	148,246
		148,246
Auto Manufacturers–0.12%
General Motors Co.
5.40% 4/1/48	56,000	50,104
5.95% 4/1/49	19,000	18,440
General Motors Financial Co., Inc.
5.60% 6/18/31	20,000	19,850
5.95% 4/4/34	20,000	20,017
Hyundai Capital America
5.28% 6/24/27	25,000	24,890
5.40% 6/24/31	25,000	24,791
		158,092
Auto Parts & Equipment–0.11%
Aptiv PLC 3.10% 12/1/51	227,000	138,619
		138,619
Banks–2.55%
μBank of America Corp.
2.48% 9/21/36	175,000	139,487
5.82% 9/15/29	55,000	56,151
5.87% 9/15/34	25,000	25,717
6.20% 11/10/28	110,000	113,281
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μBank of New York Mellon Corp.
4.70% 9/20/25	180,000	$176,826
5.80% 10/25/28	19,000	19,359
μCitigroup, Inc. 5.61% 9/29/26	67,000	66,963
μCitizens Bank NA 6.06% 10/24/25	250,000	249,861
μGoldman Sachs Group, Inc.
5.73% 4/25/30	35,000	35,622
5.85% 4/25/35	40,000	40,973
6.48% 10/24/29	55,000	57,423
μHuntington Bancshares, Inc. 6.21% 8/21/29	55,000	56,157
μJPMorgan Chase & Co.
5.01% 1/23/30	40,000	39,693
5.57% 4/22/28	45,000	45,364
5.77% 4/22/35	45,000	46,170
6.25% 10/23/34	21,000	22,273
KeyBank NA 3.40% 5/20/26	250,000	237,432
μMorgan Stanley
2.48% 9/16/36	172,000	136,073
5.83% 4/19/35	77,000	78,931
6.14% 10/16/26	210,000	211,379
6.30% 10/18/28	74,000	76,350
6.41% 11/1/29	52,000	54,255
6.63% 11/1/34	50,000	54,000
μPNC Financial Services Group, Inc.
5.68% 1/22/35	35,000	35,188
6.88% 10/20/34	155,000	168,929
State Street Corp. 4.99% 3/18/27	50,000	49,940
SVB Financial Group
‡1.80% 10/28/26	15,000	9,112
‡1.80% 2/2/31	325,000	198,250
μ‡4.57% 4/29/33	35,000	21,000
μTruist Bank 2.64% 9/17/29	522,000	510,801
μTruist Financial Corp. 4.95% 9/1/25	65,000	63,669
μU.S. Bancorp
2.49% 11/3/36	30,000	23,619
4.65% 2/1/29	35,000	34,247
5.38% 1/23/30	15,000	15,040
5.68% 1/23/35	35,000	35,134
5.73% 10/21/26	9,000	9,015
6.79% 10/26/27	20,000	20,592
		3,234,276
Biotechnology–0.28%
Amgen, Inc. 5.15% 3/2/28	245,000	244,964
Gilead Sciences, Inc. 5.55% 10/15/53	35,000	34,946
Royalty Pharma PLC 1.75% 9/2/27	90,000	80,851
		360,761
LVIP Macquarie Wealth Builder Fund-6

LVIP Macquarie Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals–0.16%
Celanese U.S. Holdings LLC 6.17% 7/15/27	105,000	$106,566
LYB International Finance III LLC
3.63% 4/1/51	40,000	27,500
5.50% 3/1/34	70,000	69,259
		203,325
Commercial Services–0.04%
ERAC USA Finance LLC
4.90% 5/1/33	25,000	24,331
5.00% 2/15/29	25,000	24,934
		49,265
Computers–0.04%
Apple, Inc.
1.40% 8/5/28	40,000	35,209
2.70% 8/5/51	35,000	22,229
		57,438
Diversified Financial Services–1.18%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45% 4/3/26	325,000	319,006
Air Lease Corp.
2.88% 1/15/26	410,000	393,363
4.63% 10/1/28	49,000	47,514
5.10% 3/1/29	36,000	35,620
Aviation Capital Group LLC
3.50% 11/1/27	165,000	154,453
5.38% 7/15/29	45,000	44,476
Jefferies Financial Group, Inc.
2.63% 10/15/31	500,000	403,501
5.88% 7/21/28	15,000	15,150
6.05% 3/12/25	50,000	49,967
6.45% 6/8/27	25,000	25,594
6.50% 1/20/43	15,000	15,670
		1,504,314
Electric–1.83%
AEP Texas, Inc.
3.45% 1/15/50	20,000	13,271
5.40% 6/1/33	20,000	19,471
Baltimore Gas & Electric Co. 4.55% 6/1/52	100,000	83,344
Berkshire Hathaway Energy Co. 2.85% 5/15/51	50,000	30,473
Constellation Energy Generation LLC 5.75% 3/15/54	55,000	53,302
DTE Energy Co. 5.10% 3/1/29	45,000	44,632
Duke Energy Carolinas LLC 4.95% 1/15/33	215,000	211,318
Duke Energy Indiana LLC
2.75% 4/1/50	125,000	75,624
3.25% 10/1/49	275,000	183,982
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Entergy Louisiana LLC 4.95% 1/15/45	20,000	$17,528
Entergy Mississippi LLC 2.85% 6/1/28	165,000	151,704
Entergy Texas, Inc. 3.55% 9/30/49	325,000	232,302
Exelon Corp. 5.45% 3/15/34	25,000	24,822
National Rural Utilities Cooperative Finance Corp. 5.80% 1/15/33	10,000	10,277
Nevada Power Co. 3.13% 8/1/50	165,000	105,415
NextEra Energy Capital Holdings, Inc.
5.55% 3/15/54	50,000	47,823
5.75% 9/1/25	15,000	15,032
Oglethorpe Power Corp. 6.20% 12/1/53	10,000	10,254
PacifiCorp
5.10% 2/15/29	10,000	9,993
5.45% 2/15/34	20,000	19,757
5.80% 1/15/55	20,000	19,365
Southern California Edison Co.
3.65% 2/1/50	80,000	56,864
4.00% 4/1/47	85,000	65,051
4.88% 3/1/49	130,000	112,482
5.20% 6/1/34	45,000	43,940
Southwestern Electric Power Co. 4.10% 9/15/28	460,000	438,836
Vistra Operations Co. LLC
5.13% 5/13/25	123,000	122,259
6.00% 4/15/34	20,000	20,048
6.95% 10/15/33	50,000	53,514
WEC Energy Group, Inc. 1.80% 10/15/30	40,000	32,532
		2,325,215
Electronics–0.05%
Amphenol Corp.
2.20% 9/15/31	15,000	12,314
5.05% 4/5/27	25,000	24,979
5.25% 4/5/34	30,000	29,906
		67,199
Gas–0.07%
Southern California Gas Co. 2.95% 4/15/27	95,000	89,443
		89,443
Health Care Services–0.30%
Elevance Health, Inc.
5.13% 2/15/53	27,000	24,835
5.15% 6/15/29	40,000	40,107
5.38% 6/15/34	25,000	25,119
HCA, Inc.
3.50% 7/15/51	44,000	29,409
LVIP Macquarie Wealth Builder Fund-7

LVIP Macquarie Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
HCA, Inc. (continued)
5.45% 4/1/31	30,000	$29,978
6.00% 4/1/54	45,000	44,461
UnitedHealth Group, Inc.
4.90% 4/15/31	45,000	44,583
5.38% 4/15/54	145,000	140,859
		379,351
Insurance–0.54%
Aon Corp./Aon Global Holdings PLC
2.90% 8/23/51	85,000	51,860
5.00% 9/12/32	150,000	145,901
Aon North America, Inc.
5.30% 3/1/31	75,000	74,782
5.75% 3/1/54	10,000	9,781
Athene Holding Ltd.
3.45% 5/15/52	125,000	79,885
3.95% 5/25/51	55,000	39,333
6.25% 4/1/54	25,000	25,016
Marsh & McLennan Cos., Inc. 5.70% 9/15/53	110,000	111,105
New York Life Global Funding 5.45% 9/18/26	145,000	145,689
		683,352
Internet–0.25%
Amazon.com, Inc. 1.50% 6/3/30	375,000	312,341
		312,341
Machinery Diversified–0.43%
Otis Worldwide Corp. 2.57% 2/15/30	620,000	544,163
		544,163
Media–0.41%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.85% 4/1/61	480,000	280,281
Comcast Corp.
2.80% 1/15/51	29,000	17,915
3.20% 7/15/36	69,000	55,753
Time Warner Cable LLC 7.30% 7/1/38	165,000	166,974
		520,923
Mining–0.05%
Freeport-McMoRan, Inc. 5.45% 3/15/43	65,000	61,739
		61,739
Miscellaneous Manufacturing–0.10%
Teledyne Technologies, Inc.
2.25% 4/1/28	75,000	67,410
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing (continued)
Teledyne Technologies, Inc. (continued)
2.75% 4/1/31	65,000	$55,640
		123,050
Office Business Equipment–0.15%
CDW LLC/CDW Finance Corp.
2.67% 12/1/26	15,000	14,012
3.28% 12/1/28	195,000	177,008
		191,020
Oil & Gas–0.26%
BP Capital Markets America, Inc.
4.81% 2/13/33	55,000	53,320
5.23% 11/17/34	30,000	29,776
Diamondback Energy, Inc.
5.20% 4/18/27	20,000	20,004
5.40% 4/18/34	20,000	19,801
5.75% 4/18/54	93,000	90,158
Occidental Petroleum Corp. 6.13% 1/1/31	82,000	83,930
TotalEnergies Capital SA 5.49% 4/5/54	40,000	39,446
		336,435
Pharmaceuticals–0.11%
AbbVie, Inc.
4.95% 3/15/31	60,000	59,844
5.35% 3/15/44	25,000	24,711
Cardinal Health, Inc. 5.13% 2/15/29	55,000	54,869
		139,424
Pipelines–1.11%
Cheniere Energy Partners LP
4.50% 10/1/29	55,000	52,395
5.75% 8/15/34	50,000	50,199
Enbridge, Inc.
5.25% 4/5/27	60,000	59,996
μ5.75% 7/15/80	20,000	18,873
Energy Transfer LP
5.95% 5/15/54	35,000	34,082
6.05% 9/1/54	45,000	44,375
6.25% 4/15/49	230,000	228,801
Enterprise Products Operating LLC
3.30% 2/15/53	5,000	3,368
5.35% 1/31/33	140,000	141,175
Kinder Morgan, Inc.
5.00% 2/1/29	15,000	14,833
5.20% 6/1/33	35,000	33,962
MPLX LP
1.75% 3/1/26	30,000	28,191
4.00% 3/15/28	85,000	81,331
ONEOK, Inc.
5.65% 11/1/28	15,000	15,225
6.05% 9/1/33	15,000	15,444
LVIP Macquarie Wealth Builder Fund-8

LVIP Macquarie Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
ONEOK, Inc. (continued)
6.10% 11/15/32	180,000	$186,035
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00% 1/15/32	105,000	94,598
5.00% 1/15/28	185,000	181,202
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	140,000	122,338
		1,406,423
Real Estate Investment Trusts–0.40%
American Homes 4 Rent LP 3.63% 4/15/32	150,000	131,143
American Tower Corp.
2.30% 9/15/31	30,000	24,476
5.20% 2/15/29	30,000	29,896
5.45% 2/15/34	30,000	29,738
Crown Castle, Inc. 1.05% 7/15/26	70,000	64,072
Extra Space Storage LP 5.40% 2/1/34	75,000	73,412
VICI Properties LP 4.95% 2/15/30	160,000	154,358
		507,095
Retail–0.06%
Home Depot, Inc.
4.85% 6/25/31	15,000	14,882
4.88% 6/25/27	15,000	14,970
4.95% 6/25/34	45,000	44,531
		74,383
Semiconductors–0.14%
Broadcom, Inc. 3.47% 4/15/34	163,000	138,957
Entegris, Inc. 4.75% 4/15/29	40,000	38,270
		177,227
Software–0.27%
Oracle Corp.
3.60% 4/1/50	109,000	76,287
4.65% 5/6/30	15,000	14,698
Workday, Inc.
3.50% 4/1/27	130,000	124,358
3.80% 4/1/32	150,000	134,780
		350,123
Telecommunications–0.48%
Rogers Communications, Inc.
5.00% 2/15/29	80,000	79,014
5.30% 2/15/34	90,000	88,313
T-Mobile USA, Inc.
3.00% 2/15/41	520,000	372,082
5.75% 1/15/34	25,000	25,701
Verizon Communications, Inc.
2.88% 11/20/50	35,000	22,016
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Verizon Communications, Inc. (continued)
5.50% 2/23/54	25,000	$24,473
		611,599
Transportation–0.03%
Burlington Northern Santa Fe LLC 2.88% 6/15/52	60,000	37,890
		37,890
Total Corporate Bonds (Cost $16,158,683)		14,853,591
NON-AGENCY ASSET-BACKED SECURITIES–3.31%
•AMMC CLO 22 Ltd. Series 2018-22A A 6.62% (TSFR03M + 1.29%) 4/25/31	50,919	50,952
•Apex Credit CLO Ltd. Series 2018-1A A2 6.62% (TSFR03M + 1.29%) 4/25/31	92,145	92,129
•Cedar Funding IX CLO Ltd. Series 2018-9A A1 6.57% (TSFR03M + 1.24%) 4/20/31	412,989	413,348
Diamond Infrastructure Funding LLC Series 2021-1A A 1.76% 4/15/49	215,000	193,978
Domino's Pizza Master Issuer LLC Series 2021-1A A2I 2.66% 4/25/51	340,375	302,087
Enterprise Fleet Financing LLC Series 2022-2 A2 4.65% 5/21/29	63,680	63,196
Ford Credit Auto Owner Trust Series 2023-C A3 5.53% 9/15/28	600,000	603,210
GM Financial Automobile Leasing Trust Series 2024-1 A3 5.09% 3/22/27	600,000	597,118
GMF Floorplan Owner Revolving Trust Series 2023-1 A1 5.34% 6/15/28	170,000	170,209
•Man GLG U.S. CLO Series 2018-1A A1R 6.73% (TSFR03M + 1.40%) 4/22/30	172,481	172,607
PFS Financing Corp. Series 2024-B A 4.95% 2/15/29	600,000	595,094
Taco Bell Funding LLC Series 2021-1A A2I 1.95% 8/25/51	294,750	267,983
Toyota Auto Loan Extended Note Trust Series 2022-1A A 3.82% 4/25/35	100,000	96,702
Trafigura Securitisation Finance PLC Series 2021-1A A2 1.08% 1/15/25	500,000	498,966
LVIP Macquarie Wealth Builder Fund-9

LVIP Macquarie Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Volkswagen Auto Lease Trust Series 2022-A A3 3.44% 7/21/25	84,107	$83,910
Total Non-Agency Asset-Backed Securities (Cost $4,302,165)		4,201,489
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.18%
•GS Mortgage-Backed Securities Trust Series 2021-PJ7 A2 2.50% 1/25/52	81,377	64,752
•JP Morgan Mortgage Trust
Series 2014-2 B2 3.41% 6/25/29	31,568	29,217
Series 2021-10 A3 2.50% 12/25/51	81,295	64,788
•Morgan Stanley Residential Mortgage Loan Trust Series 2021-4 A3 2.50% 7/25/51	79,729	63,440
•Sequoia Mortgage Trust Series 2015-1 B2 3.93% 1/25/45	3,704	3,504
Total Non-Agency Collateralized Mortgage Obligations (Cost $281,924)		225,701
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.16%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	70,000	66,012
•Series 2017-BNK5 B 3.90% 6/15/60	50,000	45,951
Series 2019-BN20 A3 3.01% 9/15/62	395,000	345,257
Series 2019-BN21 A5 2.85% 10/17/52	225,000	197,294
Series 2020-BN25 A5 2.65% 1/15/63	500,000	432,073
Benchmark Mortgage Trust
•Series 2019-B10 B 4.18% 3/15/62	225,000	195,394
Series 2020-B20 A5 2.03% 10/15/53	50,000	39,938
Series 2020-B21 A5 1.98% 12/17/53	45,000	36,694
Series 2021-B24 A5 2.58% 3/15/54	47,000	38,884
•Series 2022-B35 A5 4.59% 5/15/55	70,000	64,670
Cantor Commercial Real Estate Lending Series 2019-CF1 A5 3.79% 5/15/52	155,000	141,053
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	56,780	54,194
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CD Mortgage Trust (continued)
Series 2019-CD8 A4 2.91% 8/15/57	400,000	$350,467
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	95,000	90,551
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	45,000	44,668
Series 2016-P3 A4 3.33% 4/15/49	145,000	138,770
Series 2020-555 A 2.65% 12/10/41	100,000	84,723
COMM Mortgage Trust
Series 2014-CR20 AM 3.94% 11/10/47	85,000	82,372
Series 2015-3BP A 3.18% 2/10/35	100,000	91,856
Series 2015-CR23 A4 3.50% 5/10/48	35,000	34,288
Series 2016-CR28 A4 3.76% 2/10/49	50,000	48,472
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	75,000	71,591
Grace Trust Series 2020-GRCE A 2.35% 12/10/40	200,000	162,898
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	30,000	29,327
Series 2017-GS5 A4 3.67% 3/10/50	65,000	61,160
Series 2019-GC39 A4 3.57% 5/10/52	20,000	18,135
Series 2020-GC47 A5 2.38% 5/12/53	35,000	29,756
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	35,000	26,384
Series 2015-JP1 A5 3.91% 1/15/49	30,000	29,093
Series 2016-JP2 AS 3.06% 8/15/49	60,000	54,432
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.80% 8/15/48	166,878	162,512
Series 2015-C33 A4 3.77% 12/15/48	220,000	214,011
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.14% 6/15/49	75,000	70,727
Series 2017-C7 A5 3.41% 10/15/50	195,000	181,754
LVIP Macquarie Wealth Builder Fund-10

LVIP Macquarie Wealth Builder Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C26 A5 3.53% 10/15/48	35,000	$33,919
Series 2016-C29 A4 3.33% 5/15/49	35,000	33,464
Morgan Stanley Capital I Trust Series 2019-L3 A4 3.13% 11/15/52	100,000	89,674
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.62% 9/15/57	65,000	63,095
Series 2016-BNK1 A3 2.65% 8/15/49	60,000	56,154
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $4,538,719)		4,011,667
U.S. TREASURY OBLIGATIONS–12.87%
U.S. Treasury Bonds
2.25% 8/15/46	1,485,000	989,903
3.88% 2/15/43	310,000	280,211
4.25% 2/15/54	815,000	776,033
4.63% 5/15/44	210,000	209,606
•U.S. Treasury Floating Rate Notes 5.46% 4/30/26 (USBMMY3M + 0.15%)	2,440,000	2,440,262
U.S. Treasury Notes
4.00% 1/31/31	3,675,000	3,601,069
4.00% 2/15/34	4,260,000	4,134,863
4.38% 5/15/34	2,500,000	2,500,781
4.50% 5/31/29	55,000	55,374
4.63% 5/31/31	840,000	853,650
^U.S. Treasury Strip Principal 0.00% 5/15/44	1,280,000	509,522
Total U.S. Treasury Obligations (Cost $16,877,128)		16,351,274

	Number of Shares	Value (U.S. $)
EXCHANGE-TRADED FUNDS–2.12%
iShares Core MSCI Emerging Markets ETF	22,401	$1,199,126
iShares Core MSCI Europe ETF	8,437	480,487
Vanguard S&P 500 ETF	2,042	1,021,265
Total Exchange-Traded Funds (Cost $2,616,302)		2,700,878
MONEY MARKET FUND–0.13%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	161,005	161,005
Total Money Market Fund (Cost $161,005)		161,005

	Principal Amount°
SHORT-TERM INVESTMENT—3.30%
DISCOUNTED COMMERCIAL PAPER–3.30%
≠Florida Power & Light Co. 5.38% 7/1/24	4,190,000	4,190,000
		4,190,000
Total Short-Term Investment (Cost $4,190,000)		4,190,000

TOTAL INVESTMENTS–99.81% (Cost $113,567,958)	126,779,588
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.19%	235,256
NET ASSETS APPLICABLE TO 10,811,497 SHARES OUTSTANDING–100.00%	$127,014,844
NET ASSET VALUE PER SHARE–LVIP MACQUARIE WEALTH BUILDER FUND STANDARD CLASS ($97,329,618 / 8,277,023 Shares)	$11.759
NET ASSET VALUE PER SHARE–LVIP MACQUARIE WEALTH BUILDER FUND SERVICE CLASS ($29,685,226 / 2,534,474 Shares)	$11.713
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$111,298,145
Distributable earnings/(accumulated loss)	15,716,699
TOTAL NET ASSETS	$127,014,844

LVIP Macquarie Wealth Builder Fund-11

LVIP Macquarie Wealth Builder Fund
Statement of Net Assets (continued)

†Non-income producing.
§Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2024. Rate will reset at a future date.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
^Zero coupon security.
≠The rate shown is the effective yield at the time of purchase.

★Includes $104,000 cash collateral held at broker for futures contracts, $9,128 expense reimbursement receivable from Lincoln Financial
Investments Corporation, $584,731 payable for securities purchased, $86,512 payable for fund shares redeemed, $39,928 other accrued expenses payable, $75,523 due to manager and affiliates, $3,636 variation margin due to broker on futures contracts, $25,525 payable for audit fee and $29,957 payable for fund accounting fee as of June 30, 2024.

The following futures contracts were outstanding at June 30, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
(7)	U.S. Treasury 10 yr Ultra Notes	$(794,719)	$(786,992)	9/19/24	$—	$(7,727)
50	U.S. Treasury 5 yr Notes	5,328,907	5,291,949	9/30/24	36,958	—
4	U.S. Treasury Long Bonds	473,250	467,851	9/19/24	5,399	—
Total Futures Contracts					$42,357	$(7,727)

[1]	See Note 6 in Notes to Financial Statements.
[2]	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024.

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
ETF–Exchange-Traded Fund
FREMF–Freddie Mac Multifamily
GM–Insured by Assured Guaranty Municipal Corporation
GNMA–Government National Mortgage Association
GS–Goldman Sachs
IT–Information Technology
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
REMIC–Real Estate Mortgage Investment Conduits
S&P–Standard & Poor’s
S.F.–Single Family
SOFR30A–Secured Overnight Financing Rate 30 Days Average
STACR–Structured Agency Credit Risk
TSFR03M–3 Month Term Secured Overnight Financing Rate
USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield
LVIP Macquarie Wealth Builder Fund-12

LVIP Macquarie Wealth Builder Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
yr–Year
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Wealth Builder Fund-13

LVIP Macquarie Wealth Builder Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Interest	$1,310,988
Dividends	865,782
Foreign taxes withheld	(13,653)
2,163,117
EXPENSES:
Management fees	397,995
Accounting and administration expenses	36,038
Distribution fees-Service Class	35,580
Professional fees	31,851
Shareholder servicing fees	18,320
Custodian fees	15,716
Pricing fees	12,950
Reports and statements to shareholders	3,479
Trustees’ fees and expenses	2,031
Consulting fees	1,152
Other	3,118
558,230
Less:
Expenses reimbursed	(74,116)
Total operating expenses	484,114
NET INVESTMENT INCOME	1,679,003
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	2,667,107
Foreign currencies	(1,354)
Futures contracts	(50,571)
Net realized gain	2,615,182
Net change in unrealized appreciation (depreciation) of:
Investments	1,281,482
Foreign currencies	(1,820)
Futures contracts	(116,793)
Net change in unrealized appreciation (depreciation)	1,162,869
NET REALIZED AND UNREALIZED GAIN	3,778,051
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,457,054
See accompanying notes, which are an integral part of the financial statements.

LVIP Macquarie Wealth Builder Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,679,003	$3,292,496
Net realized gain	2,615,182	999,717
Net change in unrealized appreciation (depreciation)	1,162,869	7,397,298
Net increase in net assets resulting from operations	5,457,054	11,689,511
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(2,669,720)
Service Class	—	(677,482)
Return of capital:
Standard Class	—	(26,732)
Service Class	—	(7,332)
	—	(3,381,266)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,449,533	4,563,523
Service Class	3,083,182	5,182,063
Reinvestment of dividends and distributions:
Standard Class	—	2,696,452
Service Class	—	684,814
	5,532,715	13,126,852
Cost of shares redeemed:
Standard Class	(8,077,161)	(14,642,223)
Service Class	(2,155,961)	(6,726,290)
	(10,233,122)	(21,368,513)
Decrease in net assets derived from capital share transactions	(4,700,407)	(8,241,661)
NET INCREASE IN NET ASSETS	756,647	66,584
NET ASSETS:
Beginning of period	126,258,197	126,191,613
End of period	$127,014,844	$126,258,197
See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Wealth Builder Fund-14

LVIP Macquarie Wealth Builder Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie Wealth Builder Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$11.261	$10.531	$12.881	$12.096	$11.812	$11.016
Income (loss) from investment operations:
Net investment income[2]	0.155	0.292	0.240	0.205	0.226	0.317
Net realized and unrealized gain (loss)	0.343	0.753	(1.711)	1.220	0.425	1.423
Total from investment operations	0.498	1.045	(1.471)	1.425	0.651	1.740
Less dividends and distributions from:
Net investment income	—	(0.312)	(0.246)	(0.270)	(0.233)	(0.345)
Net realized gain	—	—	(0.625)	(0.370)	(0.134)	(0.599)
Return of capital	—	(0.003)	(0.008)	—	—	—
Total dividends and distributions	—	(0.315)	(0.879)	(0.640)	(0.367)	(0.944)
Net asset value, end of period	$11.759	$11.261	$10.531	$12.881	$12.096	$11.812
Total return[3]	4.42%	9.91%	(11.21% )	11.78%	5.62%	15.91%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$97,330	$98,718	$99,589	$125,058	$129,610	$138,568
Ratio of expenses to average net assets	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.83%	0.84%	0.83%	0.80%	0.83%	0.86%
Ratio of net investment income to average net assets	2.71%	2.69%	2.08%	1.60%	1.99%	2.66%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.59%	2.56%	1.96%	1.51%	1.87%	2.51%
Portfolio turnover	42%	68%	89%	144%	106%	126%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Wealth Builder Fund-15

LVIP Macquarie Wealth Builder Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Macquarie Wealth Builder Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$11.231	$10.504	$12.850	$12.069	$11.788	$10.998
Income (loss) from investment operations:
Net investment income[2]	0.140	0.264	0.210	0.173	0.197	0.287
Net realized and unrealized gain (loss)	0.342	0.749	(1.706)	1.215	0.422	1.418
Total from investment operations	0.482	1.013	(1.496)	1.388	0.619	1.705
Less dividends and distributions from:
Net investment income	—	(0.283)	(0.217)	(0.237)	(0.204)	(0.316)
Net realized gain	—	—	(0.625)	(0.370)	(0.134)	(0.599)
Return of capital	—	(0.003)	(0.008)	—	—	—
Total dividends and distributions	—	(0.286)	(0.850)	(0.607)	(0.338)	(0.915)
Net asset value, end of period	$11.713	$11.231	$10.504	$12.850	$12.069	$11.788
Total return[3]	4.29%	9.64%	(11.43% )	11.51%	5.36%	15.61%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$29,685	$27,540	$26,602	$32,163	$30,336	$29,588
Ratio of expenses to average net assets	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.08%	1.09%	1.08%	1.05%	1.08%	1.11%
Ratio of net investment income to average net assets	2.46%	2.44%	1.83%	1.35%	1.74%	2.41%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.34%	2.31%	1.71%	1.26%	1.62%	2.26%
Portfolio turnover	42%	68%	89%	144%	106%	126%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Macquarie Wealth Builder Fund-16

LVIP Macquarie Wealth Builder Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Macquarie Wealth Builder Fund (formerly, LVIP Delaware Wealth Builder Fund) (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The investment objective of the LVIP Macquarie Wealth Builder Fund is to seek to provide a responsible level of income and the potential for capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
LVIP Macquarie Wealth Builder Fund-17

LVIP Macquarie Wealth Builder Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2024, the value and cost of foreign currency held by the LVIP Macquarie Wealth Builder Fund is $1,958 and $2,120 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends and interest are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2024.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.63% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses (excluding Underlying Fund fees and expenses) exceed 0.71% of the average daily net assets for the Standard Class and 0.96% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2024, LFI has not recouped any previously reimbursed Fund expenses.
LVIP Macquarie Wealth Builder Fund-18

LVIP Macquarie Wealth Builder Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2024	2025	2026	Total
LFI	$151,200	$159,258	$163,896	$474,354
Delaware Investments Fund Advisers ("DIFA") (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays DIFA a fee based on the Fund’s average daily net assets. In managing the Fund, DIFA may utilize sub-sub-advisers, Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Europe Limited (“MIMEL”), Macquarie Funds Management Hong Kong Limited (“MFMHKL”) and Macquarie Investment Management Austria Kapitalanlage (“MIMAK”), which are affiliates of DIFA. MIMAK is primarily responsible for the day-to-day management of the Fund’s portfolio and determines its asset allocation. A reference to “Sub-Adviser” may also include MIMAK with respect to its role as sub-sub-adviser to the Fund.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$5,382
Legal	819
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,719 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$9,128
Management fees payable to LFI	65,826
Distribution fees payable to LFD	6,089
Printing and mailing fees payable to Lincoln Life	578
Shareholder servicing fees payable to Lincoln Life	3,030
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$18,443,191
Purchases of U.S. government securities	33,877,617
Sales other than U.S. government securities	25,101,967
Sales of U.S. government securities	34,026,523
LVIP Macquarie Wealth Builder Fund-19

LVIP Macquarie Wealth Builder Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$113,567,958
Aggregate unrealized appreciation of investments and derivatives	$18,883,946
Aggregate unrealized depreciation of investments and derivatives	(5,637,686)
Net unrealized appreciation of investments and derivatives	$13,246,260
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$729,753	$—	$—	$729,753
Air Freight & Logistics	357,024	—	—	357,024
Banks	2,640,671	—	—	2,640,671
Biotechnology	976,267	—	—	976,267
Broadline Retail	180,123	—	—	180,123
Building Products	373,619	—	—	373,619
Capital Markets	2,088,238	—	—	2,088,238
Chemicals	950,926	—	—	950,926
Commercial Services & Supplies	63,064	—	—	63,064
Communications Equipment	1,614,460	—	—	1,614,460
Consumer Finance	697,264	—	—	697,264
Consumer Staples Distribution & Retail	523,173	—	—	523,173
Distributors	540,278	—	—	540,278
Diversified REITs	23,387	—	—	23,387
Diversified Telecommunication Services	1,530,762	—	—	1,530,762
LVIP Macquarie Wealth Builder Fund-20

LVIP Macquarie Wealth Builder Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
U.S. Markets (continued)
Electric Utilities	$591,357	$—	$—	$591,357
Electronic Equipment, Instruments & Components	580,030	—	—	580,030
Entertainment	537,159	—	—	537,159
Financial Services	1,370,445	—	—	1,370,445
Food Products	1,480,631	—	—	1,480,631
Health Care Equipment & Supplies	1,378,529	—	—	1,378,529
Health Care Providers & Services	2,162,335	—	—	2,162,335
Health Care REITs	284,351	—	—	284,351
Hotel & Resort REITs	169,287	—	—	169,287
Hotels, Restaurants & Leisure	452,447	—	—	452,447
Household Durables	436,436	—	—	436,436
Household Products	117,097	—	—	117,097
Industrial Conglomerates	602,610	—	—	602,610
Industrial REITs	269,409	—	—	269,409
Insurance	3,209,092	—	—	3,209,092
Interactive Media & Services	1,266,950	—	—	1,266,950
IT Services	933,832	—	—	933,832
Machinery	975,517	—	—	975,517
Media	78,572	—	—	78,572
Office REITs	61,756	—	—	61,756
Oil, Gas & Consumable Fuels	3,355,543	—	—	3,355,543
Pharmaceuticals	2,639,621	—	—	2,639,621
Professional Services	1,016,850	—	—	1,016,850
Residential REITs	1,052,115	—	—	1,052,115
Retail REITs	443,310	—	—	443,310
Semiconductors & Semiconductor Equipment	6,095,394	—	—	6,095,394
Software	3,404,173	—	—	3,404,173
Specialized REITs	797,965	—	—	797,965
Specialty Retail	3,538,671	—	—	3,538,671
Technology Hardware, Storage & Peripherals	3,834,280	—	—	3,834,280
Textiles, Apparel & Luxury Goods	212,769	—	—	212,769
Tobacco	691,012	—	—	691,012
Developed Markets
Air Freight & Logistics	58,070	—	—	58,070
Beverages	570,215	—	—	570,215
Chemicals	247,512	—	—	247,512
Commercial Services & Supplies	276,176	—	—	276,176
Consumer Staples Distribution & Retail	418,223	—	—	418,223
Food Products	477,926	—	—	477,926
Hotels, Restaurants & Leisure	213,744	—	—	213,744
Machinery	468,057	—	—	468,057
Media	130,378	—	—	130,378
Personal Care Products	540,126	—	—	540,126
Pharmaceuticals	256,873	—	—	256,873
Professional Services	190,711	—	—	190,711
Software	268,322	—	—	268,322
Specialty Retail	103,937	—	—	103,937
Textiles, Apparel & Luxury Goods	516,021	—	—	516,021
Tobacco	488,888	—	—	488,888
Wireless Telecommunication Services	68,745	—	—	68,745
Preferred Stock	234,665	—	—	234,665
Agency Collateralized Mortgage Obligations	—	568,551	—	568,551
Agency Commercial Mortgage-Backed Security	—	33,060	—	33,060
Agency Mortgage-Backed Securities	—	16,625,229	—	16,625,229
Corporate Bonds	—	14,853,591	—	14,853,591
Non-Agency Asset-Backed Securities	—	4,201,489	—	4,201,489
Non-Agency Collateralized Mortgage Obligations	—	225,701	—	225,701
LVIP Macquarie Wealth Builder Fund-21

LVIP Macquarie Wealth Builder Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Non-Agency Commercial Mortgage-Backed Securities	$—	$4,011,667	$—	$4,011,667
U.S. Treasury Obligations	—	16,351,274	—	16,351,274
Exchange-Traded Funds	2,700,878	—	—	2,700,878
Money Market Fund	161,005	—	—	161,005
Short-Term Investment	—	4,190,000	—	4,190,000
Total Investments	$65,719,026	$61,060,562	$—	$126,779,588
Derivatives:

Assets:
Futures Contracts	$42,357	$—	$—	$42,357
Liabilities:
Futures Contract	$(7,727)	$—	$—	$(7,727)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	210,730	421,811
Service Class	270,490	480,533
Shares reinvested:
Standard Class	—	238,730
Service Class	—	60,791
	481,220	1,201,865
Shares redeemed:
Standard Class	(699,970)	(1,350,668)
Service Class	(188,243)	(621,609)
	(888,213)	(1,972,277)
Net decrease	(406,993)	(770,412)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded.
LVIP Macquarie Wealth Builder Fund-22

LVIP Macquarie Wealth Builder Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	$42,357	Receivables and other assets net of liabilities	$(7,727)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(50,571)	$(116,793)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$6,419,768	$799,453
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2024, the Fund had no assets and liabilities subject to offsetting provisions.
7. Risk Factors
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
LVIP Macquarie Wealth Builder Fund-23

LVIP Macquarie Wealth Builder Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
LVIP Macquarie Wealth Builder Fund-24

LVIP Macquarie Wealth Builder Fund
Notes to Financial Statements (continued)
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Macquarie Wealth Builder Fund-25

LVIP MFS International Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP MFS International Equity Managed Volatility Fund

LVIP MFS International Equity Managed Volatility Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–76.15%
INVESTMENT COMPANIES–76.15%
Equity Fund–9.43%
✧✧Lincoln Variable Insurance Products Trust– LVIP MFS Value Fund	1,057,188	$56,990,885
		56,990,885
International Equity Fund–66.72%
✧✧Lincoln Variable Insurance Products Trust– LVIP MFS International Growth Fund	19,948,835	403,385,383
		403,385,383
Total Affiliated Investments (Cost $345,628,649)		460,376,268

UNAFFILIATED INVESTMENTS–23.51%
INVESTMENT COMPANIES–23.51%
International Equity Fund–18.91%
✠MFS® Variable Insurance Trust II– MFS® VIT II Research International Portfolio	4,948,164	114,352,074
114,352,074
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–4.60%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	27,819,186	$27,819,186
		27,819,186
Total Unaffiliated Investments (Cost $141,962,077)		142,171,260

TOTAL INVESTMENTS–99.66% (Cost $487,590,726)	602,547,528
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.34%	2,027,788
NET ASSETS APPLICABLE TO 46,510,446 SHARES OUTSTANDING–100.00%	$604,575,316

✧✧Standard Class shares.
✠Initial Class.
LVIP MFS International Equity Managed Volatility Fund-1

LVIP MFS International Equity Managed Volatility Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
73	British Pound	$5,771,106	$5,816,468	9/16/24	$—	$(45,362)
72	Euro	9,676,800	9,703,576	9/16/24	—	(26,776)
86	Japanese Yen	6,764,438	6,946,340	9/16/24	—	(181,902)
					—	(254,040)
Equity Contracts:
22	E-mini MSCI Emerging Markets Index	1,197,020	1,190,774	9/20/24	6,246	—
3	E-mini Russell 2000 Index	309,750	312,412	9/20/24	—	(2,662)
14	E-mini S&P 500 Index	3,865,050	3,844,995	9/20/24	20,055	—
3	E-mini S&P MidCap 400 Index	887,430	896,197	9/20/24	—	(8,767)
184	Euro STOXX 50 Index	9,706,924	9,907,137	9/20/24	—	(200,213)
56	FTSE 100 Index	5,813,239	5,792,880	9/20/24	20,359	—
28	Nikkei 225 Index (OSE)	6,888,184	6,724,898	9/12/24	163,286	—
					209,946	(211,642)
Total Futures Contracts					$209,946	$(465,682)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Equity Managed Volatility Fund-2

LVIP MFS International Equity Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2024 (unaudited)
ASSETS:
Affiliated investments, at value	$460,376,268
Unaffiliated investments, at value	142,171,260
Cash collateral held at broker for futures contracts	2,160,900
Dividends and interest receivable	121,226
Receivable for fund shares sold	83,289
Receivable for securities sold	56,768
Expense reimbursement receivable from Lincoln Financial Investments Corporation	31,216
Prepaid expenses	1,517
TOTAL ASSETS	605,002,444
LIABILITIES:
Due to manager and affiliates	233,259
Payable for fund shares redeemed	143,045
Payable for fund accounting fee	21,976
Payable for audit fee	13,762
Other accrued expenses payable	8,587
Variation margin due to broker on futures contracts	6,499
TOTAL LIABILITIES	427,128
TOTAL NET ASSETS	$604,575,316
Affiliated investments, at cost	$345,628,649
Unaffiliated investments, at cost	141,962,077
Standard Class:
Net Assets	$16,190
Shares Outstanding	1,242
Net Asset Value Per Share	$13.030
Service Class:
Net Assets	$604,559,126
Shares Outstanding	46,509,204
Net Asset Value Per Share	$12.999
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$482,392,685
Distributable earnings/(accumulated loss)	122,182,631
TOTAL NET ASSETS	$604,575,316
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Equity Managed Volatility Fund-3

LVIP MFS International Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$568,027
EXPENSES:
Management fees	2,576,658
Distribution fees-Service Class	757,821
Shareholder servicing fees	87,909
Accounting and administration expenses	52,198
Professional fees	23,147
Trustees’ fees and expenses	9,617
Reports and statements to shareholders	7,629
Custodian fees	3,029
Consulting fees	2,190
Pricing fees	309
Other	7,908
3,528,415
Less:
Management fees waived	(2,015,856)
Expenses reimbursed	(193,936)
Total operating expenses	1,318,623
NET INVESTMENT LOSS	(750,596)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	2,977,287
Sale of unaffiliated investments	(394,463)
Foreign currencies	(1,563)
Futures contracts	1,533,015
Net realized gain	4,114,276
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	21,976,208
Unaffiliated investments	6,385,935
Foreign currencies	5,358
Futures contracts	(966,218)
Net change in unrealized appreciation (depreciation)	27,401,283
NET REALIZED AND UNREALIZED GAIN	31,515,559
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,764,963
See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(750,596)	$9,877,932
Net realized gain	4,114,276	18,453,749
Net change in unrealized appreciation (depreciation)	27,401,283	47,628,724
Net increase in net assets resulting from operations	30,764,963	75,960,405
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,163)
Service Class	—	(44,788,195)
	—	(44,789,358)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class	6,612,000	28,749,413
Reinvestment of dividends and distributions:
Standard Class	—	1,163
Service Class	—	44,788,195
	6,612,000	73,538,771
Cost of shares redeemed:
Service Class	(40,575,575)	(74,841,163)
	(40,575,575)	(74,841,163)
Decrease in net assets derived from capital share transactions	(33,963,575)	(1,302,392)
NET INCREASE (DECREASE) IN NET ASSETS	(3,198,612)	29,868,655
NET ASSETS:
Beginning of period	607,773,928	577,905,273
End of period	$604,575,316	$607,773,928
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Equity Managed Volatility Fund-4

LVIP MFS International Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS International Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20[2]	12/31/19
Net asset value, beginning of period	$12.376	$11.788	$14.252	$12.809	$12.914	$10.377
Income (loss) from investment operations:
Net investment income[3]	0.002	0.244	0.131	0.088	0.118	0.175
Net realized and unrealized gain (loss)	0.652	1.343	(2.450)	1.502	0.177	2.562
Total from investment operations	0.654	1.587	(2.319)	1.590	0.295	2.737
Less dividends and distributions from:
Net investment income	—	(0.235)	(0.145)	(0.147)	(0.149)	(0.200)
Net realized gain	—	(0.764)	—	—	(0.251)	—
Total dividends and distributions	—	(0.999)	(0.145)	(0.147)	(0.400)	(0.200)
Net asset value, end of period	$13.030	$12.376	$11.788	$14.252	$12.809	$12.914
Total return[4]	5.28%	13.89%	(16.26% )	12.42%	2.50%	26.37%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$16	$15	$14	$16	$14	$14
Ratio of expenses to average net assets[5]	0.19%	0.19%	0.19%	0.14%	0.17%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.91%	0.92%	0.92%	0.92%	0.92%	0.92%
Ratio of net investment income (loss) to average net assets	— [6]	1.94%	1.09%	0.62%	1.02%	1.48%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.72% )[6]	1.21%	0.36%	(0.16% )	0.27%	0.76%
Portfolio turnover	1%	10%	31%	7%	15%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Equity Managed Volatility Fund-5

LVIP MFS International Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS International Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20[2]	12/31/19
Net asset value, beginning of period	$12.361	$11.778	$14.239	$12.798	$12.908	$10.376
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.016)	0.211	0.101	0.051	0.089	0.146
Net realized and unrealized gain (loss)	0.654	1.340	(2.447)	1.502	0.173	2.559
Total from investment operations	0.638	1.551	(2.346)	1.553	0.262	2.705
Less dividends and distributions from:
Net investment income	—	(0.204)	(0.115)	(0.112)	(0.121)	(0.173)
Net realized gain	—	(0.764)	—	—	(0.251)	—
Total dividends and distributions	—	(0.968)	(0.115)	(0.112)	(0.372)	(0.173)
Net asset value, end of period	$12.999	$12.361	$11.778	$14.239	$12.798	$12.908
Total return[4]	5.16%	13.59%	(16.47% )	12.14%	2.24%	26.06%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$604,559	$607,759	$577,892	$701,878	$640,677	$593,257
Ratio of expenses to average net assets[5]	0.44%	0.44%	0.44%	0.39%	0.42%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.16%	1.17%	1.17%	1.17%	1.17%	1.17%
Ratio of net investment income (loss) to average net assets	(0.25% )[6]	1.69%	0.84%	0.37%	0.77%	1.23%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.97% )[6]	0.96%	0.11%	(0.41% )	0.02%	0.51%
Portfolio turnover	1%	10%	31%	7%	15%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Equity Managed Volatility Fund-6

LVIP MFS International Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP MFS International Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of fund structure and invests substantially all of its assets in open-end investment companies, that are advised by Lincoln Financial Investments Corporation ("LFI") or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP MFS International Equity Managed Volatility Fund-7

LVIP MFS International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.85% of the Fund's average daily net assets.    LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.665% of the Fund’s average daily net assets.   This agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.185% of the Fund’s average daily net assets for the Standard Class and 0.435% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2024	2025	2026	Total
LFI	$393,895	$389,908	$391,470	$1,175,273
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$25,788
Legal	3,924
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,725 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP MFS International Equity Managed Volatility Fund-8

LVIP MFS International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$31,216
Management fees payable to LFI	92,644
Distribution fees payable to LFD	125,192
Printing and mailing fees payable to Lincoln Life	900
Shareholder servicing fees payable to Lincoln Life	14,523
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Number of Shares 06/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-76.15%@
Equity Fund-9.43%@
✧✧LVIP MFS Value Fund	$59,301,471	$70,134	$6,195,689	$538,137	$3,276,832	$56,990,885	1,057,188	$—	$—
International Equity Fund-66.72%@
✧✧LVIP MFS International Growth Fund	412,700,109	490,940	30,944,192	2,439,150	18,699,376	403,385,383	19,948,835	—	—
Total	$472,001,580	$561,074	$37,139,881	$2,977,287	$21,976,208	$460,376,268		$—	$—

@ As a percentage of Net Assets as of June 30, 2024.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$2,992,860
Sales	48,366,843
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$487,590,726
Aggregate unrealized appreciation of investments and derivatives	$115,166,748
Aggregate unrealized depreciation of investments and derivatives	(465,682)
Net unrealized appreciation of investments and derivatives	$114,701,066
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market
LVIP MFS International Equity Managed Volatility Fund-9

LVIP MFS International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$460,376,268	$—	$—	$460,376,268
Unaffiliated Investment Companies	142,171,260	—	—	142,171,260
Total Investments	$602,547,528	$—	$—	$602,547,528
Derivatives:
Assets:
Futures Contracts	$209,946	$—	$—	$209,946
Liabilities:
Futures Contracts	$(465,682)	$—	$—	$(465,682)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	—	—
Service Class	518,036	2,331,954
Shares reinvested:
Standard Class	—	97
Service Class	—	3,752,210
	518,036	6,084,261
Shares redeemed:
Standard Class	—	—
Service Class	(3,174,859)	(5,984,296)
	(3,174,859)	(5,984,296)
Net increase (decrease)	(2,656,823)	99,965
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the
LVIP MFS International Equity Managed Volatility Fund-10

LVIP MFS International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Line of Credit (continued)
respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$209,946	Variation margin due to broker on futures contracts	$(211,642)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	—	Variation margin due to broker on futures contracts	(254,040)
Total		$209,946		$(465,682)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$2,065,360	$(392,770)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(532,345)	(573,448)
Total		$1,533,015	$(966,218)
LVIP MFS International Equity Managed Volatility Fund-11

LVIP MFS International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$37,834,704	$—
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP MFS International Equity Managed Volatility Fund-12

LVIP MFS International Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP MFS International Growth Fund

LVIP MFS International Growth Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–97.38%
Australia–1.47%
Aristocrat Leisure Ltd.	353,652	$11,739,439
Lottery Corp. Ltd.	846,854	2,864,226
WiseTech Global Ltd.	97,842	6,546,619
		21,150,284
Brazil–0.08%
Hypera SA	218,537	1,127,850
		1,127,850
Canada–7.63%
Agnico Eagle Mines Ltd.	372,340	24,353,630
Canadian Pacific Kansas City Ltd.	177,726	13,996,710
Element Fleet Management Corp.	1,226,143	22,308,176
Franco-Nevada Corp.	191,447	22,698,515
RB Global, Inc.	341,709	26,061,852
		109,418,883
China–1.01%
Alibaba Group Holding Ltd.	274,900	2,481,794
Kingsoft Corp. Ltd.	400,200	1,155,648
Ping An Insurance Group Co. of China Ltd. Class H	472,500	2,141,938
Tencent Holdings Ltd.	133,300	6,356,845
Yum China Holdings, Inc.	76,298	2,354,647
		14,490,872
France–17.87%
Air Liquide SA	187,453	32,377,424
Capgemini SE	134,263	26,701,622
Dassault Systemes SE	394,112	14,899,227
EssilorLuxottica SA	152,272	32,810,845
Kering SA	28,434	10,307,801
LVMH Moet Hennessy Louis Vuitton SE	62,167	47,509,902
Pernod Ricard SA	134,173	18,205,857
Schneider Electric SE	286,921	68,922,496
Sodexo SA	52,056	4,682,949
		256,418,123
Germany–11.29%
Deutsche Boerse AG	127,077	26,007,405
GEA Group AG	416,735	17,361,169
Merck KGaA	78,898	13,075,733
SAP SE	385,617	78,267,346
Symrise AG	156,124	19,111,082
†Zalando SE	346,378	8,120,176
		161,942,911
Hong Kong–2.89%
AIA Group Ltd.	5,781,000	39,235,631
China Resources Gas Group Ltd.	651,700	2,282,479
		41,518,110
India–1.19%
HDFC Bank Ltd. ADR	134,486	8,651,485
ITC Ltd.	7,355	37,477
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Reliance Industries Ltd.	151,164	$5,675,482
UPL Ltd.	386,685	2,647,149
		17,011,593
Ireland–2.00%
†Flutter Entertainment PLC	123,080	22,505,423
Kingspan Group PLC	73,350	6,245,060
		28,750,483
Japan–10.88%
Chugai Pharmaceutical Co. Ltd.	262,900	9,340,148
Hitachi Ltd.	2,918,500	65,321,142
Kose Corp.	33,400	2,124,737
LY Corp.	2,671,800	6,458,220
Mitsubishi Heavy Industries Ltd.	992,600	10,629,932
Nitto Denko Corp.	99,400	7,852,408
Nomura Research Institute Ltd.	505,500	14,204,522
Obic Co. Ltd.	32,300	4,163,727
Oracle Corp.	109,600	7,561,439
Resonac Holdings Corp.	427,900	9,367,045
Sugi Holdings Co. Ltd.	368,300	5,068,160
Terumo Corp.	787,100	12,978,907
ZOZO, Inc.	41,700	1,043,990
		156,114,377
Luxembourg–0.27%
Tenaris SA	256,192	3,937,194
		3,937,194
Macau–0.47%
†Sands China Ltd.	3,263,600	6,803,825
		6,803,825
Mexico–0.32%
Grupo Financiero Banorte SAB de CV Class O	591,301	4,601,773
		4,601,773
Netherlands–7.04%
Akzo Nobel NV	175,578	10,676,647
ASML Holding NV	20,386	21,050,796
Heineken NV	492,745	47,651,806
†Pluxee NV	52,056	1,460,355
Prosus NV	201,873	7,190,678
†Qiagen NV	315,342	13,018,939
		101,049,221
Peru–0.38%
Credicorp Ltd.	33,413	5,390,519
		5,390,519
Republic of Korea–0.84%
Amorepacific Corp.	31,453	3,822,802
NAVER Corp.	31,870	3,864,223
SK Hynix, Inc.	25,036	4,301,499
		11,988,524
LVIP MFS International Growth Fund-1

LVIP MFS International Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore–2.31%
DBS Group Holdings Ltd.	1,071,760	$28,287,825
Singapore Technologies Engineering Ltd.	1,500,200	4,790,461
		33,078,286
Spain–2.28%
Amadeus IT Group SA	492,379	32,767,262
		32,767,262
Sweden–2.03%
Assa Abloy AB Class B	1,030,487	29,128,588
		29,128,588
Switzerland–11.49%
Nestle SA	584,272	59,646,533
Novartis AG	266,266	28,501,087
Roche Holding AG	180,922	50,242,127
Sika AG	46,526	13,319,035
Sonova Holding AG	42,277	13,062,603
		164,771,385
Taiwan–2.52%
Delta Electronics, Inc.	459,000	5,482,561
Taiwan Semiconductor Manufacturing Co. Ltd.	390,000	11,612,903
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	109,807	19,085,555
		36,181,019
Thailand–0.23%
Advanced Info Service PCL	218,100	1,248,068
Kasikornbank PCL	594,300	2,032,418
		3,280,486
United Kingdom–8.06%
Burberry Group PLC	379,205	4,207,759
Diageo PLC	750,929	23,631,553
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Experian PLC	493,229	$22,981,860
Haleon PLC	2,140,841	8,730,317
London Stock Exchange Group PLC	120,474	14,315,365
Reckitt Benckiser Group PLC	405,288	21,937,728
†Rolls-Royce Holdings PLC	3,425,561	19,780,581
		115,585,163
United States–2.83%
Linde PLC	92,452	40,568,862
		40,568,862
Total Common Stock (Cost $916,691,467)		1,397,075,593

MONEY MARKET FUND–0.11%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 5.25%)	1,600,968	1,600,968
Total Money Market Fund (Cost $1,600,968)		1,600,968

	Principal Amount°
SHORT-TERM INVESTMENTS–1.82%
AGENCY OBLIGATIONS–1.82%
≠Federal Home Loan Bank Discount Notes
5.22% 7/1/24	19,267,000	19,267,000
5.27% 7/1/24	6,858,000	6,858,000
		26,125,000
Total Short-Term Investments (Cost $26,125,000)		26,125,000

TOTAL INVESTMENTS–99.31% (Cost $944,417,435)	1,424,801,561
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.69%	9,869,829
NET ASSETS APPLICABLE TO 70,959,586 SHARES OUTSTANDING–100.00%	$1,434,671,390
NET ASSET VALUE PER SHARE–LVIP MFS INTERNATIONAL GROWTH FUND STANDARD CLASS ($1,139,189,724 / 56,335,570 Shares)	$20.222
NET ASSET VALUE PER SHARE–LVIP MFS INTERNATIONAL GROWTH FUND SERVICE CLASS ($295,481,666 / 14,624,016 Shares)	$20.205
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$874,614,305
Distributable earnings/(accumulated loss)	560,057,085
TOTAL NET ASSETS	$1,434,671,390

LVIP MFS International Growth Fund-2

LVIP MFS International Growth Fund
Statement of Net Assets (continued)

ΔSecurities have been classified by country of origin.
†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠The rate shown is the effective yield at the time of purchase.

★Includes $2,356,067 payable for securities purchased, $355,974 payable for fund shares redeemed, $89,335 other accrued expenses payable,
$947,231 due to manager and affiliates, $216,045 foreign capital gain taxes payable, $15,888 payable for audit fee and $57,710 payable for fund accounting fee as of June 30, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund-3

LVIP MFS International Growth Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$21,131,126
Foreign taxes withheld	(2,229,708)
18,901,418
EXPENSES:
Management fees	5,849,011
Distribution fees-Service Class	361,936
Shareholder servicing fees	207,069
Accounting and administration expenses	128,207
Professional fees	88,648
Custodian fees	58,775
Trustees’ fees and expenses	22,453
Reports and statements to shareholders	14,036
Pricing fees	6,038
Consulting fees	1,590
Other	23,513
6,761,276
Less:
Management fees waived	(733,924)
Total operating expenses	6,027,352
NET INVESTMENT INCOME	12,874,066
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments*	40,677,517
Foreign currencies	(113,155)
Net realized gain	40,564,362
Net change in unrealized appreciation (depreciation) of:
Investments**	19,796,910
Foreign currencies	(371,541)
Net change in unrealized appreciation (depreciation)	19,425,369
NET REALIZED AND UNREALIZED GAIN	59,989,731
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$72,863,797

*	Includes $3,860 foreign capital gains taxes paid.
**	Includes $(48,894)change in foreign capital gain taxes accrued.
See accompanying notes, which are an integral part of the financial statements.

LVIP MFS International Growth Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$12,874,066	$15,159,448
Net realized gain	40,564,362	62,869,506
Net change in unrealized appreciation (depreciation)	19,425,369	121,797,101
Net increase in net assets resulting from operations	72,863,797	199,826,055
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(59,928,407)
Service Class	—	(14,405,365)
	—	(74,333,772)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	27,943,980	110,651,084
Service Class	17,427,736	32,669,697
Reinvestment of dividends and distributions:
Standard Class	—	59,928,407
Service Class	—	14,405,365
	45,371,716	217,654,553
Cost of shares redeemed:
Standard Class	(82,058,355)	(305,716,103)
Service Class	(22,507,890)	(43,943,963)
	(104,566,245)	(349,660,066)
Decrease in net assets derived from capital share transactions	(59,194,529)	(132,005,513)
NET INCREASE (DECREASE) IN NET ASSETS	13,669,268	(6,513,230)
NET ASSETS:
Beginning of period	1,421,002,122	1,427,515,352
End of period	$1,434,671,390	$1,421,002,122
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund-4

LVIP MFS International Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS International Growth Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$19.216	$17.736	$22.641	$21.750	$19.265	$16.018
Income (loss) from investment operations:
Net investment income[2]	0.182	0.217	0.193	0.160	0.156	0.285
Net realized and unrealized gain (loss)	0.824	2.328	(3.576)	2.256	2.631	4.061
Total from investment operations	1.006	2.545	(3.383)	2.416	2.787	4.346
Less dividends and distributions from:
Net investment income	—	(0.401)	(0.196)	(0.157)	(0.186)	(0.284)
Net realized gain	—	(0.664)	(1.326)	(1.368)	(0.116)	(0.815)
Total dividends and distributions	—	(1.065)	(1.522)	(1.525)	(0.302)	(1.099)
Net asset value, end of period	$20.222	$19.216	$17.736	$22.641	$21.750	$19.265
Total return[3]	5.23%	14.71%	(14.28% )	11.24%	14.54%	27.56%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,139,190	$1,134,818	$1,166,939	$1,442,752	$1,298,318	$1,344,586
Ratio of expenses to average net assets	0.79%	0.80%	0.79%	0.78%	0.79%	0.79%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.90%	0.90%	0.89%	0.88%	0.89%	0.89%
Ratio of net investment income to average net assets	1.87%	1.14%	1.02%	0.70%	0.83%	1.56%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.76%	1.03%	0.92%	0.60%	0.73%	1.46%
Portfolio turnover	6%	15%	12%	18%	23%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund-5

LVIP MFS International Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS International Growth Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$19.224	$17.746	$22.658	$21.767	$19.286	$16.039
Income (loss) from investment operations:
Net investment income[2]	0.158	0.170	0.146	0.103	0.109	0.239
Net realized and unrealized gain (loss)	0.823	2.327	(3.581)	2.258	2.626	4.063
Total from investment operations	0.981	2.497	(3.435)	2.361	2.735	4.302
Less dividends and distributions from:
Net investment income	—	(0.355)	(0.151)	(0.102)	(0.138)	(0.240)
Net realized gain	—	(0.664)	(1.326)	(1.368)	(0.116)	(0.815)
Total dividends and distributions	—	(1.019)	(1.477)	(1.470)	(0.254)	(1.055)
Net asset value, end of period	$20.205	$19.224	$17.746	$22.658	$21.767	$19.286
Total return[3]	5.10%	14.42%	(14.50% )	10.97%	14.25%	27.25%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$295,482	$286,184	$260,576	$317,403	$283,856	$252,214
Ratio of expenses to average net assets	1.04%	1.05%	1.04%	1.03%	1.04%	1.04%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.15%	1.15%	1.14%	1.13%	1.14%	1.14%
Ratio of net investment income to average net assets	1.62%	0.89%	0.77%	0.45%	0.58%	1.31%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.51%	0.78%	0.67%	0.35%	0.48%	1.21%
Portfolio turnover	6%	15%	12%	18%	23%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP MFS International Growth Fund-6

LVIP MFS International Growth Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP MFS International Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP MFS International Growth Fund-7

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2024, the value and cost of foreign currency held by the LVIP MFS International Growth Fund is $67,136 and $67,149 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2024.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 1.00% of the first $50 million of the Fund's average daily net assets; 0.95% of the next $50 million; 0.90% of the next $50 million; 0.85% of the next $100 million; and 0.80% of the Fund's average daily net assets in excess of $250 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.11% on the first $400 million of the Fund’s average daily net assets and 0.10% of the Fund’s average daily net assets in excess of $400 million.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Massachusetts Financial Services Company (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$60,583
Legal	9,218
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP MFS International Growth Fund-8

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,527 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$850,451
Distribution fees payable to LFD	60,954
Printing and mailing fees payable to Lincoln Life	1,391
Shareholder servicing fees payable to Lincoln Life	34,435
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2024, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$81,775,786
Sales	142,477,836
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$944,417,435
Aggregate unrealized appreciation of investments	$528,101,115
Aggregate unrealized depreciation of investments	(47,716,989)
Net unrealized appreciation of investments	$480,384,126
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted
LVIP MFS International Growth Fund-9

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$21,150,284	$—	$—	$21,150,284
Brazil	1,127,850	—	—	1,127,850
Canada	109,418,883	—	—	109,418,883
China	14,490,872	—	—	14,490,872
France	256,418,123	—	—	256,418,123
Germany	161,942,911	—	—	161,942,911
Hong Kong	41,518,110	—	—	41,518,110
India	17,011,593	—	—	17,011,593
Ireland	28,750,483	—	—	28,750,483
Japan	156,114,377	—	—	156,114,377
Luxembourg	3,937,194	—	—	3,937,194
Macau	6,803,825	—	—	6,803,825
Mexico	4,601,773	—	—	4,601,773
Netherlands	101,049,221	—	—	101,049,221
Peru	5,390,519	—	—	5,390,519
Republic of Korea	11,988,524	—	—	11,988,524
Singapore	33,078,286	—	—	33,078,286
Spain	32,767,262	—	—	32,767,262
Sweden	29,128,588	—	—	29,128,588
Switzerland	164,771,385	—	—	164,771,385
Taiwan	36,181,019	—	—	36,181,019
Thailand	3,280,486	—	—	3,280,486
United Kingdom	115,585,163	—	—	115,585,163
United States	40,568,862	—	—	40,568,862
Money Market Fund	1,600,968	—	—	1,600,968
Short-Term Investment	—	26,125,000	—	26,125,000
Total Investments	$1,398,676,561	$26,125,000	$—	$1,424,801,561
There were no Level 3 investments at the beginning or end of the period.
LVIP MFS International Growth Fund-10

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	1,412,136	5,842,708
Service Class	879,363	1,727,529
Shares reinvested:
Standard Class	—	3,270,313
Service Class	—	787,679
	2,291,499	11,628,229
Shares redeemed:
Standard Class	(4,132,459)	(15,852,874)
Service Class	(1,141,830)	(2,312,439)
	(5,274,289)	(18,165,313)
Net decrease	(2,982,790)	(6,537,084)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP MFS International Growth Fund-11

LVIP MFS International Growth Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP MFS International Growth Fund-12

LVIP MFS Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP MFS Value Fund

LVIP MFS Value Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.35%
Aerospace & Defense–7.11%
†Boeing Co.	174,877	$31,829,363
General Dynamics Corp.	152,737	44,315,113
Northrop Grumman Corp.	73,652	32,108,590
RTX Corp.	368,662	37,009,978
		145,263,044
Banks–7.62%
Citigroup, Inc.	492,983	31,284,701
JPMorgan Chase & Co.	507,651	102,677,491
PNC Financial Services Group, Inc.	140,341	21,820,219
		155,782,411
Beverages–2.36%
Diageo PLC	694,191	21,846,021
PepsiCo, Inc.	159,769	26,350,701
		48,196,722
Biotechnology–1.27%
AbbVie, Inc.	151,446	25,976,018
		25,976,018
Building Products–0.89%
Johnson Controls International PLC	40,405	2,685,720
Trane Technologies PLC	47,348	15,574,178
		18,259,898
Capital Markets–5.52%
BlackRock, Inc.	27,800	21,887,496
KKR & Co., Inc.	200,088	21,057,261
Morgan Stanley	411,932	40,035,671
Nasdaq, Inc.	497,017	29,950,245
		112,930,673
Chemicals–2.91%
Corteva, Inc.	202,805	10,939,302
DuPont de Nemours, Inc.	342,862	27,596,962
PPG Industries, Inc.	98,151	12,356,230
Sherwin-Williams Co.	28,473	8,497,197
		59,389,691
Commercial Services & Supplies–0.06%
Veralto Corp.	12,060	1,151,368
		1,151,368
Consumer Finance–2.06%
American Express Co.	181,800	42,095,790
		42,095,790
Consumer Staples Distribution & Retail–1.46%
Target Corp.	201,944	29,895,790
		29,895,790
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities–6.33%
American Electric Power Co., Inc.	97,377	$8,543,858
Duke Energy Corp.	361,625	36,245,674
Exelon Corp.	376,687	13,037,137
PG&E Corp.	1,176,754	20,546,125
Southern Co.	494,677	38,372,095
Xcel Energy, Inc.	236,816	12,648,342
		129,393,231
Electrical Equipment–1.39%
Eaton Corp. PLC	90,628	28,416,409
		28,416,409
Food Products–2.38%
Mondelez International, Inc. Class A	342,361	22,404,104
Nestle SA	257,527	26,290,140
		48,694,244
Ground Transportation–2.42%
Canadian National Railway Co.	91,858	10,851,186
Union Pacific Corp.	170,446	38,565,112
		49,416,298
Health Care Equipment & Supplies–1.31%
Abbott Laboratories	203,427	21,138,099
Medtronic PLC	72,190	5,682,075
		26,820,174
Health Care Providers & Services–7.10%
Cigna Group	184,546	61,005,371
Elevance Health, Inc.	52,992	28,714,245
McKesson Corp.	94,775	55,352,391
		145,072,007
Hotels, Restaurants & Leisure–1.32%
Marriott International, Inc. Class A	112,024	27,084,042
		27,084,042
Household Products–1.31%
Kimberly-Clark Corp.	113,657	15,707,397
Reckitt Benckiser Group PLC	203,628	11,022,127
		26,729,524
Industrial Conglomerates–1.73%
Honeywell International, Inc.	165,160	35,268,266
		35,268,266
Industrial REITs–1.50%
Prologis, Inc.	273,861	30,757,329
		30,757,329
Insurance–11.61%
Aon PLC Class A	153,764	45,142,035
LVIP MFS Value Fund-1

LVIP MFS Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Chubb Ltd.	147,293	$37,571,499
Marsh & McLennan Cos., Inc.	234,603	49,435,544
Progressive Corp.	342,966	71,237,468
Travelers Cos., Inc.	166,586	33,873,597
		237,260,143
IT Services–1.86%
Accenture PLC Class A	125,093	37,954,467
		37,954,467
Machinery–1.99%
Illinois Tool Works, Inc.	84,685	20,066,958
Otis Worldwide Corp.	72,217	6,951,608
PACCAR, Inc.	133,108	13,702,138
		40,720,704
Media–1.05%
Comcast Corp. Class A	548,689	21,486,661
		21,486,661
Multi-Utilities–1.45%
Dominion Energy, Inc.	603,463	29,569,687
		29,569,687
Oil, Gas & Consumable Fuels–6.75%
Chevron Corp.	197,804	30,940,502
ConocoPhillips	454,475	51,982,850
EOG Resources, Inc.	143,518	18,064,611
Exxon Mobil Corp.	320,506	36,896,651
		137,884,614
Personal Care Products–0.92%
Kenvue, Inc.	1,029,317	18,712,983
		18,712,983
Pharmaceuticals–5.20%
Johnson & Johnson	299,432	43,764,981
Merck & Co., Inc.	210,878	26,106,697
Pfizer, Inc.	1,094,082	30,612,414
Roche Holding AG	20,688	5,745,068
		106,229,160
Professional Services–0.87%
Equifax, Inc.	73,122	17,729,160
		17,729,160
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–6.96%
Analog Devices, Inc.	196,441	$44,839,623
KLA Corp.	44,783	36,924,031
NXP Semiconductors NV	101,498	27,312,097
Texas Instruments, Inc.	170,676	33,201,602
		142,277,353
Specialized REITs–0.33%
Public Storage	23,822	6,852,398
		6,852,398
Specialty Retail–1.96%
Lowe's Cos., Inc.	181,936	40,109,611
		40,109,611
Trading Companies & Distributors–0.35%
WW Grainger, Inc.	7,899	7,126,794
		7,126,794
Total Common Stock (Cost $1,138,126,901)		2,030,506,664

MONEY MARKET FUND–0.03%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.25%)	702,680	702,680
Total Money Market Fund (Cost $702,680)		702,680

	Principal Amount°
SHORT-TERM INVESTMENTS–0.52%
AGENCY OBLIGATIONS–0.52%
≠Federal Home Loan Bank Discount Notes
5.22% 7/1/24	7,866,000	7,866,000
5.27% 7/1/24	2,800,000	2,800,000
		10,666,000
Total Short-Term Investments (Cost $10,666,000)		10,666,000

TOTAL INVESTMENTS–99.90% (Cost $1,149,495,581)	2,041,875,344
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.10%	2,007,306
NET ASSETS APPLICABLE TO 37,970,110 SHARES OUTSTANDING–100.00%	$2,043,882,650
LVIP MFS Value Fund-2

LVIP MFS Value Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP MFS VALUE FUND STANDARD CLASS ($981,460,047 / 18,206,121 Shares)	$53.908
NET ASSET VALUE PER SHARE–LVIP MFS VALUE FUND SERVICE CLASS ($1,062,422,603 / 19,763,989 Shares)	$53.755
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$969,754,697
Distributable earnings/(accumulated loss)	1,074,127,953
TOTAL NET ASSETS	$2,043,882,650

†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠The rate shown is the effective yield at the time of purchase.

★Includes $674,534 payable for fund shares redeemed, $13,159 other accrued expenses payable, $1,204,055 due to manager and affiliates,
$13,762 payable for audit fee and $77,921 payable for fund accounting fee as of June 30, 2024.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund-3

LVIP MFS Value Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$24,604,917
Foreign taxes withheld	(214,397)
24,390,520
EXPENSES:
Management fees	6,098,990
Distribution fees-Service Class	1,363,797
Shareholder servicing fees	297,773
Accounting and administration expenses	178,836
Professional fees	36,823
Trustees’ fees and expenses	32,353
Reports and statements to shareholders	21,753
Custodian fees	7,591
Consulting fees	1,793
Pricing fees	730
Other	31,408
8,071,847
Less:
Management fees waived	(410,721)
Total operating expenses	7,661,126
NET INVESTMENT INCOME	16,729,394
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	64,552,650
Foreign currencies	4,752
Net realized gain	64,557,402
Net change in unrealized appreciation (depreciation) of:
Investments	47,826,938
Foreign currencies	(41,136)
Net change in unrealized appreciation (depreciation)	47,785,802
NET REALIZED AND UNREALIZED GAIN	112,343,204
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$129,072,598
See accompanying notes, which are an integral part of the financial statements.

LVIP MFS Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$16,729,394	$31,439,900
Net realized gain	64,557,402	110,698,158
Net change in unrealized appreciation (depreciation)	47,785,802	5,856,596
Net increase in net assets resulting from operations	129,072,598	147,994,654
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(69,389,567)
Service Class	—	(81,524,036)
	—	(150,913,603)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	53,811,134	140,701,022
Service Class	37,922,821	82,015,421
Reinvestment of dividends and distributions:
Standard Class	—	69,389,567
Service Class	—	81,524,036
	91,733,955	373,630,046
Cost of shares redeemed:
Standard Class	(59,524,058)	(106,091,689)
Service Class	(131,660,723)	(137,965,384)
	(191,184,781)	(244,057,073)
Increase (decrease) in net assets derived from capital share transactions	(99,450,826)	129,572,973
NET INCREASE IN NET ASSETS	29,621,772	126,654,024
NET ASSETS:
Beginning of period	2,014,260,878	1,887,606,854
End of period	$2,043,882,650	$2,014,260,878
See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund-4

LVIP MFS Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS Value Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$50.605	$50.824	$57.719	$47.407	$46.462	$36.798
Income (loss) from investment operations:
Net investment income[2]	0.464	0.902	0.876	0.744	0.706	0.731
Net realized and unrealized gain (loss)	2.839	2.988	(4.561)	11.259	0.981	10.207
Total from investment operations	3.303	3.890	(3.685)	12.003	1.687	10.938
Less dividends and distributions from:
Net investment income	—	(0.885)	(0.951)	(0.758)	(0.735)	(0.744)
Net realized gain	—	(3.224)	(2.259)	(0.933)	(0.007)	(0.530)
Total dividends and distributions	—	(4.109)	(3.210)	(1.691)	(0.742)	(1.274)
Net asset value, end of period	$53.908	$50.605	$50.824	$57.719	$47.407	$46.462
Total return[3]	6.53%	8.07%	(6.07% )	25.46%	3.66%	29.84%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$981,460	$926,670	$823,716	$962,574	$749,207	$670,397
Ratio of expenses to average net assets	0.61%	0.62%	0.63%	0.65%	0.67%	0.67%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.65%	0.66%	0.66%	0.65%	0.67%	0.67%
Ratio of net investment income to average net assets	1.77%	1.80%	1.66%	1.38%	1.66%	1.70%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.73%	1.76%	1.63%	1.38%	1.66%	1.70%
Portfolio turnover	7%	15%	14%	9%	15%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund-5

LVIP MFS Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP MFS Value Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$50.524	$50.758	$57.652	$47.359	$46.426	$36.778
Income (loss) from investment operations:
Net investment income[2]	0.398	0.776	0.743	0.607	0.599	0.622
Net realized and unrealized gain (loss)	2.833	2.975	(4.560)	11.239	0.969	10.192
Total from investment operations	3.231	3.751	(3.817)	11.846	1.568	10.814
Less dividends and distributions from:
Net investment income	—	(0.761)	(0.818)	(0.620)	(0.628)	(0.636)
Net realized gain	—	(3.224)	(2.259)	(0.933)	(0.007)	(0.530)
Total dividends and distributions	—	(3.985)	(3.077)	(1.553)	(0.635)	(1.166)
Net asset value, end of period	$53.755	$50.524	$50.758	$57.652	$47.359	$46.426
Total return[3]	6.40%	7.80%	(6.31% )	25.15%	3.40%	29.52%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,062,423	$1,087,591	$1,063,891	$1,263,214	$1,108,447	$1,070,132
Ratio of expenses to average net assets	0.86%	0.87%	0.88%	0.90%	0.92%	0.92%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.90%	0.91%	0.91%	0.90%	0.92%	0.92%
Ratio of net investment income to average net assets	1.52%	1.55%	1.41%	1.13%	1.41%	1.45%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.48%	1.51%	1.38%	1.13%	1.41%	1.45%
Portfolio turnover	7%	15%	14%	9%	15%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP MFS Value Fund-6

LVIP MFS Value Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP MFS Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP MFS Value Fund-7

LVIP MFS Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2024.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the first $75 million of the Fund’s average daily net assets; 0.70% of the next $75 million; 0.65% of the next $50 million; 0.60% of the next $300 million; 0.5875% of the next $1 billion; and 0.5625% of the Fund’s average daily net assets in excess of $1.5 billion.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.04% of the Fund's average daily net assets.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Massachusetts Financial Services Company (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$87,075
Legal	13,249
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP MFS Value Fund-8

LVIP MFS Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $11,730 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$933,412
Distribution fees payable to LFD	219,382
Printing and mailing fees payable to Lincoln Life	2,411
Shareholder servicing fees payable to Lincoln Life	48,850
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$141,573,987
Sales	210,869,393
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$1,149,495,581
Aggregate unrealized appreciation of investments	$916,800,586
Aggregate unrealized depreciation of investments	(24,420,823)
Net unrealized appreciation of investments	$892,379,763
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g.,
LVIP MFS Value Fund-9

LVIP MFS Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$2,030,506,664	$—	$—	$2,030,506,664
Money Market Fund	702,680	—	—	702,680
Short-Term Investment	—	10,666,000	—	10,666,000
Total Investments	$2,031,209,344	$10,666,000	$—	$2,041,875,344
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	1,018,171	2,800,578
Service Class	718,938	1,643,570
Shares reinvested:
Standard Class	—	1,421,161
Service Class	—	1,675,937
	1,737,109	7,541,246
Shares redeemed:
Standard Class	(1,123,899)	(2,117,011)
Service Class	(2,481,044)	(2,753,346)
	(3,604,943)	(4,870,357)
Net increase (decrease)	(1,867,834)	2,670,889
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government
LVIP MFS Value Fund-10

LVIP MFS Value Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP MFS Value Fund-11

LVIP Mondrian Global Income Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP Mondrian Global Income Fund

LVIP Mondrian Global Income Fund
Statement of Net Assets
June 30, 2024 (unaudited)

		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS–4.92%
Germany–1.59%
Deutsche Bahn Finance GMBH 1.38% 3/3/34	EUR	6,272,000	$5,624,911
Kreditanstalt fuer Wiederaufbau 2.60% 6/20/37	JPY	200,000,000	1,465,460
			7,090,371
Japan–1.46%
Sumitomo Mitsui Trust Bank Ltd. 0.01% 10/15/27	EUR	6,811,000	6,506,465
			6,506,465
Norway–0.82%
Equinor ASA 1.63% 2/17/35	EUR	4,133,000	3,677,045
			3,677,045
South Africa–0.00%
‡K2016470219 South Africa Ltd. 3.00% 12/31/22		106,828	96
			96
Sweden–1.05%
Svenska Handelsbanken AB 0.05% 9/6/28	EUR	5,031,000	4,713,569
			4,713,569
United States–0.00%
‡Sanchez Energy Corp. 7.75% 6/15/21		150,000	6,375
			6,375
Total Corporate Bonds (Cost $25,352,182)			21,993,921
ΔSOVEREIGN BONDS–51.83%
Australia–4.20%
Australia Government Bonds
0.25% 11/21/25	AUD	1,500,000	946,788
1.25% 5/21/32	AUD	4,400,000	2,350,103
1.75% 6/21/51	AUD	3,000,000	1,107,281
2.75% 6/21/35	AUD	5,000,000	2,871,196
3.00% 3/21/47	AUD	3,600,000	1,842,802
3.25% 4/21/25	AUD	2,200,000	1,454,179
3.25% 4/21/25	AUD	3,250,000	2,148,218
3.25% 6/21/39	AUD	4,500,000	2,595,487
4.75% 4/21/27	AUD	5,100,000	3,461,389
			18,777,443
Austria–1.05%
Austria Government Bonds 6.25% 7/15/27	EUR	4,000,000	4,681,999
			4,681,999
Belgium–2.37%
Belgium Government Bonds
0.10% 6/22/30	EUR	900,000	819,181
0.40% 6/22/40	EUR	8,250,000	5,603,806
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Belgium (continued)
Kingdom of Belgium Government Bonds 0.10% 6/22/30	EUR	4,600,000	$4,186,924
			10,609,911
Canada–2.02%
Canada Government Bonds
0.50% 12/1/30	CAD	7,494,000	4,551,507
1.00% 6/1/27	CAD	6,422,000	4,359,665
3.50% 12/1/45	CAD	200,000	147,135
			9,058,307
China–1.04%
China Government Bonds 2.68% 5/21/30	CNY	32,700,000	4,642,243
			4,642,243
Finland–0.99%
Finland Government Bonds 0.50% 9/15/27	EUR	4,459,000	4,434,273
			4,434,273
France–2.83%
French Republic Government Bonds O.A.T.
0.50% 6/25/44	EUR	2,600,000	1,577,411
0.75% 5/25/52	EUR	2,600,000	1,392,777
1.50% 5/25/31	EUR	10,026,297	9,705,778
			12,675,966
Germany–2.79%
Bundesrepublik Deutschland Bundesanleihe
0.25% 2/15/29	EUR	4,649,000	4,514,148
1.25% 8/15/48	EUR	1,650,000	1,323,478
2.50% 7/4/44	EUR	2,722,000	2,824,918
4.00% 1/4/37	EUR	3,100,000	3,810,050
			12,472,594
Italy–4.59%
Italy Buoni Poliennali Del Tesoro
1.45% 5/15/25	EUR	2,400,000	2,525,949
1.80% 3/1/41	EUR	2,950,000	2,213,092
2.00% 2/1/28	EUR	4,300,000	4,389,578
2.45% 9/1/33	EUR	2,500,000	2,380,236
2.95% 9/1/38	EUR	6,800,000	6,267,288
4.75% 9/1/44	EUR	2,500,000	2,785,124
			20,561,267
Japan–4.55%
Japan Government 10 yr Bond 0.10% 3/20/28	JPY	375,000,000	2,300,368
Japan Government 20 yr Bond
0.60% 12/20/37	JPY	1,015,100,000	5,687,626
1.60% 6/20/30	JPY	300,000,000	1,968,283
Japan Government 30 yr Bond
0.30% 6/20/46	JPY	600,000,000	2,640,723
LVIP Mondrian Global Income Fund-1

LVIP Mondrian Global Income Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Japan (continued)
Japan Government 30 yr Bond (continued)
1.70% 9/20/44	JPY	1,200,000,000	$7,244,751
Japan Government 40 yr Bond 0.50% 3/20/60	JPY	141,500,000	504,032
			20,345,783
Malaysia–3.02%
Malaysia Government Bonds
3.50% 5/31/27	MYR	40,874,000	8,653,938
3.88% 3/14/25	MYR	9,600,000	2,043,540
3.90% 11/30/26	MYR	6,000,000	1,285,442
3.90% 11/16/27	MYR	1,150,000	246,362
4.18% 7/15/24	MYR	6,000,000	1,272,242
			13,501,524
Mexico–3.66%
Mexican Bonos
7.50% 6/3/27	MXN	75,000,000	3,812,025
7.75% 11/13/42	MXN	95,000,000	4,183,116
8.00% 11/7/47	MXN	135,000,000	6,023,310
Mexico Bonos
7.75% 5/29/31	MXN	33,000,000	1,607,431
8.50% 11/18/38	MXN	15,100,000	731,246
			16,357,128
Netherlands–1.10%
Netherlands Government Bonds
0.50% 1/15/40	EUR	1,950,000	1,464,581
2.75% 1/15/47	EUR	3,300,000	3,440,687
			4,905,268
New Zealand–5.98%
New Zealand Government Bonds
1.75% 5/15/41	NZD	20,000,000	7,744,704
2.00% 5/15/32	NZD	13,000,000	6,560,864
3.00% 4/20/29	NZD	7,000,000	3,984,171
4.50% 4/15/27	NZD	14,000,000	8,486,637
			26,776,376
Norway–1.04%
Kommunalbanken AS 0.05% 10/24/29	EUR	5,068,000	4,652,497
			4,652,497
Republic of Korea–3.02%
Korea Treasury Bonds
3.50% 9/10/28	KRW	12,700,000,000	9,324,964
3.88% 12/10/26	KRW	5,700,000,000	4,202,751
			13,527,715
United Kingdom–7.58%
United Kingdom Gilt
0.38% 10/22/30	GBP	3,000,000	3,036,267
1.25% 10/22/41	GBP	10,500,000	8,097,884
1.25% 7/31/51	GBP	7,250,000	4,427,477
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
United Kingdom (continued)
United Kingdom Gilt (continued)
1.75% 9/7/37	GBP	4,452,000	$4,170,741
4.25% 12/7/27	GBP	2,500,000	3,172,599
4.50% 9/7/34	GBP	8,500,000	10,998,585
			33,903,553
Total Sovereign Bonds (Cost $265,475,133)			231,883,847
SUPRANATIONAL BANKS–3.80%
Asian Development Bank 2.35% 6/21/27	JPY	1,200,000,000	7,900,447
European Investment Bank 2.15% 1/18/27	JPY	1,400,000,000	9,113,543
Total Supranational Banks (Cost $24,400,517)			17,013,990
U.S. TREASURY OBLIGATIONS–38.00%
U.S. Treasury Bonds
1.13% 8/15/40		17,000,000	10,351,406
2.25% 5/15/41		15,000,000	10,852,734
2.50% 2/15/46		11,400,000	8,032,547
2.75% 8/15/42		10,000,000	7,691,406
3.13% 8/15/44		11,500,000	9,190,566
3.63% 8/15/43		8,000,000	6,951,250
3.63% 2/15/53		10,931,100	9,299,121
4.50% 5/15/38		7,300,000	7,371,004
U.S. Treasury Notes
1.13% 2/15/31		9,500,000	7,768,848
1.25% 8/15/31		22,000,000	17,854,375
1.63% 2/15/26		17,251,500	16,386,903
2.00% 8/15/25		17,350,000	16,775,959
2.13% 5/15/25		10,300,000	10,033,246
2.75% 2/28/25		15,900,000	15,641,780
2.75% 2/15/28		13,100,000	12,351,356
4.13% 9/30/27		3,500,000	3,460,352
Total U.S. Treasury Obligations (Cost $188,773,216)			170,012,853

	Number of Shares
COMMON STOCK–0.04%
=†Fieldwood Energy, Inc.	900	160,200
Total Common Stock (Cost $106,327)		160,200
MONEY MARKET FUND–1.26%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	5,637,578	5,637,578
Total Money Market Fund (Cost $5,637,578)		5,637,578

LVIP Mondrian Global Income Fund-2

LVIP Mondrian Global Income Fund
Statement of Net Assets (continued)
TOTAL INVESTMENTS–99.85% (Cost $509,744,953)	$446,702,389
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	691,574
NET ASSETS APPLICABLE TO 49,912,308 SHARES OUTSTANDING –100.00%	$447,393,963
NET ASSET VALUE PER SHARE–LVIP MONDRIAN GLOBAL INCOME FUND STANDARD CLASS ($50,709,655 / 5,591,110 Shares)	$9.070
NET ASSET VALUE PER SHARE–LVIP MONDRIAN GLOBAL INCOME FUND SERVICE CLASS ($396,684,308 / 44,321,198 Shares)	$8.950
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$563,215,997
Distributable earnings/(accumulated loss)	(115,822,034)
TOTAL NET ASSETS	$447,393,963

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
ΔSecurities have been classified by country of origin.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
†Non-income producing.

★Includes $564,913 payable for fund shares redeemed, $8,416 cash collateral due to brokers for certain open bilateral derivatives, $33,376 other accrued expenses payable, $296,429 due to manager and affiliates, $4 due to custodian, $34,038 payable for audit fee and $61,576 payable for fund accounting fee as of June 30, 2024.

The following foreign currency exchange contracts were outstanding at June 30, 2024:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
SSB	AUD	(21,685,000)	USD	14,002,655	7/31/24	$—	$(475,614)
SSB	AUD	611,000	USD	(407,028)	7/31/24	914	—
SSB	CAD	(12,334,000)	USD	9,003,298	7/31/24	—	(18,850)
SSB	CNY	128,395,000	USD	(17,776,101)	7/31/24	214,455	—
SSB	EUR	(53,426,500)	USD	57,192,160	7/31/24	—	(108,481)
SSB	EUR	1,656,500	USD	(1,794,935)	7/31/24	—	(18,317)
SSB	EUR	(2,048,000)	USD	2,211,340	7/31/24	14,833	—
SSB	GBP	(27,198,500)	USD	33,630,841	7/31/24	—	(757,023)
SSB	GBP	660,500	USD	(822,592)	7/31/24	12,497	—
SSB	GBP	658,000	USD	(836,972)	7/31/24	—	(5,043)
SSB	GBP	(1,020,000)	USD	1,296,953	7/31/24	7,336	—
SSB	JPY	10,124,462,000	USD	(66,221,912)	7/31/24	—	(2,996,858)
SSB	MXN	(319,246,000)	USD	18,397,986	7/31/24	1,030,575	—
SSB	MXN	4,952,500	USD	(271,922)	7/31/24	—	(2,499)
SSB	MXN	29,785,500	USD	(1,599,760)	7/31/24	20,610	—
SSB	MXN	(11,224,500)	USD	600,921	7/31/24	—	(9,706)
SSB	NOK	296,513,500	USD	(26,990,984)	7/31/24	802,485	—
SSB	NZD	(43,699,000)	USD	25,807,650	7/31/24	—	(809,666)
SSB	NZD	535,000	USD	(329,562)	7/31/24	—	(3,690)
SSB	NZD	(934,500)	USD	570,626	7/31/24	1,417	—
Total Foreign Currency Exchange Contracts						$2,105,122	$(5,205,747)
LVIP Mondrian Global Income Fund-3

LVIP Mondrian Global Income Fund
Statement of Net Assets (continued)
Foreign Currency Exchange Contracts1 (continued)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.

Summary of Abbreviations:
AUD–Australian Dollar
CAD–Canadian Dollar
CNY–Chinese Yuan
EUR–Euro
GBP–British Pound Sterling
JPY–Japanese Yen
KRW–South Korean Won
MXN–Mexican Peso
MYR–Malaysian Ringgit
NOK–Norwegian Krone
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
SSB–State Street Bank
USD–United States Dollar
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian Global Income Fund-4

LVIP Mondrian Global Income Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Interest	$6,837,993
Foreign taxes withheld	(3,511)
6,834,482
EXPENSES:
Management fees	1,464,197
Distribution fees-Service Class	502,319
Accounting and administration expenses	75,102
Shareholder servicing fees	65,326
Professional fees	41,305
Custodian fees	18,837
Pricing fees	8,777
Reports and statements to shareholders	8,474
Trustees’ fees and expenses	7,420
Consulting fees	1,270
Other	21,666
2,214,693
Less:
Management fees waived	(236,014)
Total operating expenses	1,978,679
NET INVESTMENT INCOME	4,855,803
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(754,264)
Foreign currencies	67,283
Foreign currency exchange contracts	(5,301,144)
Net realized loss	(5,988,125)
Net change in unrealized appreciation (depreciation) of:
Investments	(26,315,389)
Foreign currencies	(78,487)
Foreign currency exchange contracts	(133,593)
Net change in unrealized appreciation (depreciation)	(26,527,469)
NET REALIZED AND UNREALIZED LOSS	(32,515,594)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(27,659,791)
See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian Global Income Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,855,803	$8,791,215
Net realized loss	(5,988,125)	(31,792,320)
Net change in unrealized appreciation (depreciation)	(26,527,469)	39,441,546
Net increase (decrease) in net assets resulting from operations	(27,659,791)	16,440,441
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	9,765,573	17,340,063
Service Class	23,837,026	29,343,520
	33,602,599	46,683,583
Cost of shares redeemed:
Standard Class	(4,958,574)	(90,472,847)
Service Class	(23,309,137)	(55,312,110)
	(28,267,711)	(145,784,957)
Increase (decrease) in net assets derived from capital share transactions	5,334,888	(99,101,374)
NET DECREASE IN NET ASSETS	(22,324,903)	(82,660,933)
NET ASSETS:
Beginning of period	469,718,866	552,379,799
End of period	$447,393,963	$469,718,866
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian Global Income Fund-5

LVIP Mondrian Global Income Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Mondrian Global Income Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22[2]	12/31/21[3]	12/31/20	12/31/19
Net asset value, beginning of period	$9.625	$9.253	$10.903	$12.086	$11.522	$11.082
Income (loss) from investment operations:
Net investment income[4]	0.109	0.182	0.123	0.088	0.138	0.200
Net realized and unrealized gain (loss)	(0.664)	0.190	(1.773)	(0.693)	0.641	0.547
Total from investment operations	(0.555)	0.372	(1.650)	(0.605)	0.779	0.747
Less dividends and distributions from:
Net investment income	—	—	—	(0.175)	(0.198)	(0.307)
Net realized gain	—	—	—	(0.217)	(0.017)	—
Return of capital	—	—	—	(0.186)	—	—
Total dividends and distributions	—	—	—	(0.578)	(0.215)	(0.307)
Net asset value, end of period	$9.070	$9.625	$9.253	$10.903	$12.086	$11.522
Total return[5]	(5.77% )	4.02%	(15.13% )	(5.09% )	6.78%	6.74%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$50,710	$48,787	$120,770	$201,394	$184,379	$182,976
Ratio of expenses to average net assets	0.66%	0.65%	0.64%	0.67%	0.69%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.76%	0.76%	0.75%	0.76%	0.76%	0.77%
Ratio of net investment income to average net assets	2.37%	1.96%	1.27%	0.76%	1.16%	1.73%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.27%	1.85%	1.16%	0.67%	1.09%	1.66%
Portfolio turnover	2%	27%	40%	45%	48%	30%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective July 26, 2022, Mondrian Investment Partners Ltd. is responsible for the day-to-day management of the portion of the Fund’s investment portfolio previously managed by Allianz Global Investors U.S. LLC (“AllianzGI U.S.”)

[3]
Effective August 17, 2021, Allianz Global Investors U.S. LLC (“AllianzGI U.S.”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio, replacing Franklin Advisers, Inc.

[4]	The average shares outstanding method has been applied for per share information.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian Global Income Fund-6

LVIP Mondrian Global Income Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Mondrian Global Income Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22[2]	12/31/21[3]	12/31/20	12/31/19
Net asset value, beginning of period	$9.510	$9.165	$10.826	$12.006	$11.447	$11.011
Income (loss) from investment operations:
Net investment income[4]	0.096	0.156	0.098	0.059	0.107	0.170
Net realized and unrealized gain (loss)	(0.656)	0.189	(1.759)	(0.689)	0.637	0.543
Total from investment operations	(0.560)	0.345	(1.661)	(0.630)	0.744	0.713
Less dividends and distributions from:
Net investment income	—	—	—	(0.156)	(0.168)	(0.277)
Net realized gain	—	—	—	(0.217)	(0.017)	—
Return of capital	—	—	—	(0.177)	—	—
Total dividends and distributions	—	—	—	(0.550)	(0.185)	(0.277)
Net asset value, end of period	$8.950	$9.510	$9.165	$10.826	$12.006	$11.447
Total return[5]	(5.88% )	3.76%	(15.34% )	(5.33% )	6.52%	6.47%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$396,684	$420,932	$431,610	$574,126	$584,793	$601,703
Ratio of expenses to average net assets	0.91%	0.90%	0.89%	0.92%	0.94%	0.95%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.01%	1.01%	1.00%	1.01%	1.01%	1.02%
Ratio of net investment income to average net assets	2.12%	1.71%	1.02%	0.51%	0.91%	1.48%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.02%	1.60%	0.91%	0.42%	0.84%	1.41%
Portfolio turnover	2%	27%	40%	45%	48%	30%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective July 26, 2022, Mondrian Investment Partners Ltd. is responsible for the day-to-day management of the portion of the Fund’s investment portfolio previously managed by Allianz Global Investors U.S. LLC (“AllianzGI U.S.”)

[3]
Effective August 17, 2021, Allianz Global Investors U.S. LLC (“AllianzGI U.S.”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio, replacing Franklin Advisers, Inc.

[4]	The average shares outstanding method has been applied for per share information.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian Global Income Fund-7

LVIP Mondrian Global Income Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Mondrian Global Income Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek current income consistent with the preservation of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign
LVIP Mondrian Global Income Fund-8

LVIP Mondrian Global Income Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2024, the value and cost of foreign currency held by the LVIP Mondrian Global Income Fund is $1,055,287 and $1,050,111 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Withholding taxes on foreign interest are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.1025% on the first $350 million of average daily net assets of the Fund; 0.1125% on the next $175 million; 0.1225% on the next $175 million; and 0.1375% on the excess of $700 million of average daily net assets of the Fund.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Mondrian Investment Partners Ltd. (the "Sub-Adviser") is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$19,329
Legal	2,941
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,987 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Mondrian Global Income Fund-9

LVIP Mondrian Global Income Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$201,911
Distribution fees payable to LFD	82,161
Printing and mailing fees payable to Lincoln Life	1,618
Shareholder servicing fees payable to Lincoln Life	10,739
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$12,879,442
Sales other than U.S. government securities	2,316,260
Sales of U.S. government securities	6,750,844
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end.At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:
Cost of investments and derivatives	$509,744,953
Aggregate unrealized appreciation of investments and derivatives	$6,099,923
Aggregate unrealized depreciation of investments and derivatives	(72,243,112)
Net unrealized depreciation of investments and derivatives	$(66,143,189)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value.
LVIP Mondrian Global Income Fund-10

LVIP Mondrian Global Income Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds	$—	$21,993,921	$—	$21,993,921
Sovereign Bonds	—	231,883,847	—	231,883,847
Supranational Banks	—	17,013,990	—	17,013,990
U.S. Treasury Obligations	—	170,012,853	—	170,012,853
Common Stock	—	—	160,200	160,200
Money Market Fund	5,637,578	—	—	5,637,578
Total Investments	$5,637,578	$440,904,611	$160,200	$446,702,389
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$2,105,122	$—	$2,105,122
Liabilities:
Foreign Currency Exchange Contracts	$—	$(5,205,747)	$—	$(5,205,747)
During the six months ended June 30, 2024, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	1,059,832	1,882,778
Service Class	2,620,189	3,217,929
Shares reinvested:
Standard Class	—	—
Service Class	—	—
	3,680,021	5,100,707
Shares redeemed:
Standard Class	(537,595)	(9,865,903)
Service Class	(2,561,861)	(6,047,161)
	(3,099,456)	(15,913,064)
Net increase (decrease)	580,565	(10,812,357)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP Mondrian Global Income Fund-11

LVIP Mondrian Global Income Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Foreign Currency Exchange Contracts– The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2024, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$2,105,122	Receivables and other assets net of liabilities	$(5,205,747)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(5,301,144)	$(133,593)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$109,184,481	$163,374,270
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
LVIP Mondrian Global Income Fund-12

LVIP Mondrian Global Income Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
At June 30, 2024, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
State Street Bank & Trust Company	$2,105,122	$(5,205,747)	$(3,100,625)
Total	$2,105,122	$(5,205,747)	$(3,100,625)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
State Street Bank & Trust Company	$(3,100,625)	$—	$—	$—	$—	$(3,100,625)
Total	$(3,100,625)	$—	$—	$—	$—	$(3,100,625)

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable
LVIP Mondrian Global Income Fund-13

LVIP Mondrian Global Income Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Mondrian Global Income Fund-14

LVIP Mondrian International Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP Mondrian International Value Fund

LVIP Mondrian International Value Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–99.25%
Australia–1.47%
Aurizon Holdings Ltd.	6,459,498	$15,728,325
		15,728,325
Austria–1.52%
ANDRITZ AG	262,585	16,268,318
		16,268,318
France–7.29%
Bouygues SA	653,716	20,981,921
Kering SA	66,851	24,234,606
Sanofi SA	288,969	27,833,865
Vinci SA	49,487	5,213,956
		78,264,348
Germany–10.71%
Allianz SE	117,085	32,539,285
Continental AG	206,327	11,689,101
Deutsche Post AG	697,515	28,229,282
Evonik Industries AG	1,355,011	27,644,401
Heidelberg Materials AG	143,929	14,923,915
		115,025,984
Hong Kong–4.76%
CK Hutchison Holdings Ltd.	4,321,000	20,694,630
Jardine Matheson Holdings Ltd.	412,500	14,594,250
WH Group Ltd.	23,985,862	15,787,750
		51,076,630
Italy–6.79%
Enel SpA	4,894,440	34,039,618
Eni SpA	650,816	10,004,619
Snam SpA	6,533,186	28,903,444
		72,947,681
Japan–25.03%
FUJIFILM Holdings Corp.	1,384,400	32,370,643
Fujitsu Ltd.	2,226,100	34,825,618
Hitachi Ltd.	962,000	21,531,245
Honda Motor Co. Ltd.	1,486,900	15,895,755
Kao Corp.	195,700	7,935,526
Kyocera Corp.	1,103,200	12,695,474
MINEBEA MITSUMI, Inc.	709,400	14,528,392
Mitsubishi Electric Corp.	815,700	13,017,029
Nippon Telegraph & Telephone Corp.	17,395,500	16,412,685
Secom Co. Ltd.	245,600	14,497,254
Sony Group Corp.	379,900	32,207,322
Sumitomo Metal Mining Co. Ltd.	463,000	14,037,628
Takeda Pharmaceutical Co. Ltd.	667,600	17,311,375
Toyota Industries Corp.	254,900	21,491,196
		268,757,142
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands–3.88%
Koninklijke Ahold Delhaize NV	369,836	$10,927,738
†Koninklijke Philips NV	1,214,704	30,687,944
		41,615,682
Singapore–4.90%
Singapore Telecommunications Ltd.	9,385,900	19,034,827
United Overseas Bank Ltd.	1,451,081	33,526,820
		52,561,647
Spain–3.22%
Banco Santander SA	7,461,043	34,602,460
		34,602,460
Switzerland–4.81%
Novartis AG	177,662	19,016,923
Roche Holding AG	44,332	12,311,018
Sandoz Group AG	560,373	20,295,551
		51,623,492
Taiwan–1.63%
Taiwan Semiconductor Manufacturing Co. Ltd.	587,000	17,478,908
		17,478,908
United Kingdom–23.24%
Associated British Foods PLC	448,701	14,032,594
BP PLC	3,699,767	22,224,503
GSK PLC	1,419,520	27,445,569
Imperial Brands PLC	1,322,586	33,838,856
Kingfisher PLC	4,903,574	15,422,130
Lloyds Banking Group PLC	54,854,291	37,957,416
Shell PLC	678,226	24,297,160
SSE PLC	1,488,733	33,676,718
Tesco PLC	4,076,543	15,768,657
WPP PLC	2,717,018	24,880,104
		249,543,707
Total Common Stock (Cost $899,814,116)		1,065,494,324

MONEY MARKET FUND–0.17%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 5.25%)	1,774,614	1,774,614
Total Money Market Fund (Cost $1,774,614)		1,774,614

LVIP Mondrian International Value Fund-1

LVIP Mondrian International Value Fund
Statement of Net Assets (continued)
TOTAL INVESTMENTS–99.42% (Cost $901,588,730)	$1,067,268,938
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.58%	6,275,287
NET ASSETS APPLICABLE TO 62,598,500 SHARES OUTSTANDING–100.00%	$1,073,544,225
NET ASSET VALUE PER SHARE–LVIP MONDRIAN INTERNATIONAL VALUE FUND STANDARD CLASS ($807,821,436 / 47,079,734 Shares)	$17.159
NET ASSET VALUE PER SHARE–LVIP MONDRIAN INTERNATIONAL VALUE FUND SERVICE CLASS ($265,722,789 / 15,518,766 Shares)	$17.123
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$939,768,503
Distributable earnings/(accumulated loss)	133,775,722
TOTAL NET ASSETS	$1,073,544,225

ΔSecurities have been classified by country of origin.
†Non-income producing.

★Includes $449,719 payable for fund shares redeemed, $54,809 other accrued expenses payable, $680,259 due to manager and affiliates,
$15,888 payable for audit fee and $48,116 payable for fund accounting fee as of June 30, 2024.

See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund-2

LVIP Mondrian International Value Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$29,048,500
Foreign taxes withheld	(2,680,459)
26,368,041
EXPENSES:
Management fees	3,675,833
Distribution fees-Service Class	322,984
Shareholder servicing fees	156,034
Accounting and administration expenses	100,795
Professional fees	54,439
Custodian fees	37,921
Trustees’ fees and expenses	17,122
Reports and statements to shareholders	13,960
Pricing fees	4,314
Consulting fees	1,480
Other	15,149
4,400,031
Less:
Management fees waived	(78,668)
Total operating expenses	4,321,363
NET INVESTMENT INCOME	22,046,678
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	26,637,811
Foreign currencies	(130,343)
Net realized gain	26,507,468
Net change in unrealized appreciation (depreciation) of:
Investments	(11,487,523)
Foreign currencies	(145,094)
Net change in unrealized appreciation (depreciation)	(11,632,617)
NET REALIZED AND UNREALIZED GAIN	14,874,851
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,921,529
See accompanying notes, which are an integral part of the financial statements.

LVIP Mondrian International Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$22,046,678	$29,073,881
Net realized gain (loss)	26,507,468	(16,387,825)
Net change in unrealized appreciation (depreciation)	(11,632,617)	158,277,782
Net increase in net assets resulting from operations	36,921,529	170,963,838
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(25,508,993)
Service Class	—	(7,514,360)
	—	(33,023,353)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	47,700,228	228,645,011
Service Class	30,017,275	23,529,612
Reinvestment of dividends and distributions:
Standard Class	—	25,508,993
Service Class	—	7,514,360
	77,717,503	285,197,976
Cost of shares redeemed:
Standard Class	(82,112,457)	(128,606,313)
Service Class	(32,234,558)	(55,439,872)
	(114,347,015)	(184,046,185)
Increase (decrease) in net assets derived from capital share transactions	(36,629,512)	101,151,791
NET INCREASE IN NET ASSETS	292,017	239,092,276
NET ASSETS:
Beginning of period	1,073,252,208	834,159,932
End of period	$1,073,544,225	$1,073,252,208
See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund-3

LVIP Mondrian International Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Mondrian International Value Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$16.597	$14.273	$16.478	$15.341	$16.962	$15.218
Income (loss) from investment operations:
Net investment income[2]	0.349	0.475	0.435	0.466	0.340	0.550
Net realized and unrealized gain (loss)	0.213	2.384	(2.215)	1.249	(1.243)	2.174
Total from investment operations	0.562	2.859	(1.780)	1.715	(0.903)	2.724
Less dividends and distributions from:
Net investment income	—	(0.535)	(0.425)	(0.578)	(0.343)	(0.624)
Net realized gain	—	—	—	—	(0.375)	(0.356)
Total dividends and distributions	—	(0.535)	(0.425)	(0.578)	(0.718)	(0.980)
Net asset value, end of period	$17.159	$16.597	$14.273	$16.478	$15.341	$16.962
Total return[3]	3.39%	20.11%	(10.76% )	11.26%	(4.97% )	18.17%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$807,821	$813,764	$588,377	$718,353	$655,155	$768,883
Ratio of expenses to average net assets	0.74%	0.75%	0.76%	0.75%	0.78%	0.76%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.75%	0.77%	0.78%	0.76%	0.78%	0.76%
Ratio of net investment income to average net assets	4.16%	3.01%	2.90%	2.78%	2.40%	3.35%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.15%	3.00%	2.88%	2.77%	2.40%	3.35%
Portfolio turnover	14%	25%	23%	22%	22%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund-4

LVIP Mondrian International Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Mondrian International Value Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$16.583	$14.262	$16.465	$15.327	$16.953	$15.212
Income (loss) from investment operations:
Net investment income[2]	0.327	0.434	0.397	0.423	0.304	0.508
Net realized and unrealized gain (loss)	0.213	2.381	(2.213)	1.250	(1.247)	2.172
Total from investment operations	0.540	2.815	(1.816)	1.673	(0.943)	2.680
Less dividends and distributions from:
Net investment income	—	(0.494)	(0.387)	(0.535)	(0.308)	(0.583)
Net realized gain	—	—	—	—	(0.375)	(0.356)
Total dividends and distributions	—	(0.494)	(0.387)	(0.535)	(0.683)	(0.939)
Net asset value, end of period	$17.123	$16.583	$14.262	$16.465	$15.327	$16.953
Total return[3]	3.26%	19.81%	(10.98% )	10.99%	(5.21% )	17.88%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$265,723	$259,488	$245,783	$289,275	$289,235	$295,266
Ratio of expenses to average net assets	0.99%	1.00%	1.01%	1.00%	1.03%	1.01%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.00%	1.02%	1.03%	1.01%	1.03%	1.01%
Ratio of net investment income to average net assets	3.91%	2.76%	2.65%	2.53%	2.15%	3.10%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.90%	2.75%	2.63%	2.52%	2.15%	3.10%
Portfolio turnover	14%	25%	23%	22%	22%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Mondrian International Value Fund-5

LVIP Mondrian International Value Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Mondrian International Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation as measured by the change in the value of Fund shares over a period of three years or longer.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP Mondrian International Value Fund-6

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2024, the value and cost of foreign currency held by the LVIP Mondrian International Value Fund is $1,994,743 and $1,994,953 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2024.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.90% of the first $200 million of the Fund’s average daily net assets; 0.75% of the next $200 million; and 0.60% of the Fund’s average daily net assets in excess of $400 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.015% on the first $1 billion of the Fund’s average daily net assets and 0.01% of the Fund’s average daily net assets in excess of $1 billion.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Mondrian Investment Partners Ltd. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$45,678
Legal	6,950
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Mondrian International Value Fund-7

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $7,961 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$596,449
Distribution fees payable to LFD	55,239
Printing and mailing fees payable to Lincoln Life	2,679
Shareholder servicing fees payable to Lincoln Life	25,892
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$152,310,360
Sales	169,394,373
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$901,588,730
Aggregate unrealized appreciation of investments	$215,441,800
Aggregate unrealized depreciation of investments	(49,761,592)
Net unrealized appreciation of investments	$165,680,208
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g.,
LVIP Mondrian International Value Fund-8

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$15,728,325	$—	$—	$15,728,325
Austria	16,268,318	—	—	16,268,318
France	78,264,348	—	—	78,264,348
Germany	115,025,984	—	—	115,025,984
Hong Kong	51,076,630	—	—	51,076,630
Italy	72,947,681	—	—	72,947,681
Japan	268,757,142	—	—	268,757,142
Netherlands	41,615,682	—	—	41,615,682
Singapore	52,561,647	—	—	52,561,647
Spain	34,602,460	—	—	34,602,460
Switzerland	51,623,492	—	—	51,623,492
Taiwan	17,478,908	—	—	17,478,908
United Kingdom	249,543,707	—	—	249,543,707
Money Market Fund	1,774,614	—	—	1,774,614
Total Investments	$1,067,268,938	$—	$—	$1,067,268,938
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	2,882,985	14,404,374
Service Class	1,783,298	1,497,028
Shares reinvested:
Standard Class	—	1,570,580
Service Class	—	463,011
	4,666,283	17,934,993
Shares redeemed:
Standard Class	(4,834,437)	(8,166,906)
Service Class	(1,912,566)	(3,545,833)
	(6,747,003)	(11,712,739)
Net increase (decrease)	(2,080,720)	6,222,254
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
LVIP Mondrian International Value Fund-9

LVIP Mondrian International Value Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Mondrian International Value Fund-10

LVIP Multi-Manager Global Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP Multi-Manager Global Equity Managed Volatility Fund

LVIP Multi-Manager Global Equity Managed Volatility Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.11%
INVESTMENT COMPANIES–95.11%
Equity Fund–37.96%
✧✧Lincoln Variable Insurance Products Trust– LVIP Dimensional U.S. Core Equity 2 Fund	1,747,157	$37,223,185
		37,223,185
International Equity Funds–57.15%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Dimensional International Core Equity Fund	720,932	8,973,446
LVIP Franklin Templeton Multi-Factor International Equity Fund	1,059,188	9,059,232
LVIP Loomis Sayles Global Growth Fund	2,270,469	38,003,101
		56,035,779
Total Affiliated Investments (Cost $59,932,674)		93,258,964

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–4.68%
INVESTMENT COMPANY–4.68%
Money Market Fund–4.68%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	4,584,043	$4,584,043
Total Unaffiliated Investment (Cost $4,584,043)		4,584,043

TOTAL INVESTMENTS–99.79% (Cost $64,516,717)	97,843,007
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.21%	207,888
NET ASSETS APPLICABLE TO 6,682,898 SHARES OUTSTANDING–100.00%	$98,050,895

✧✧Standard Class shares.

The following futures contracts were outstanding at June 30, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
4	British Pound	$316,225	$318,711	9/16/24	$—	$(2,486)
4	Euro	537,600	539,088	9/16/24	—	(1,488)
4	Japanese Yen	314,625	323,086	9/16/24	—	(8,461)
					—	(12,435)
Equity Contracts:
4	E-mini MSCI Emerging Markets Index	217,640	216,504	9/20/24	1,136	—
5	E-mini Russell 2000 Index	516,250	520,687	9/20/24	—	(4,437)
8	E-mini S&P 500 Index	2,208,600	2,197,140	9/20/24	11,460	—
3	E-mini S&P MidCap 400 Index	887,430	896,197	9/20/24	—	(8,767)
9	Euro STOXX 50 Index	474,795	484,783	9/20/24	—	(9,988)
3	FTSE 100 Index	311,423	310,332	9/20/24	1,091	—
1	Nikkei 225 Index (OSE)	246,007	240,175	9/12/24	5,832	—
					19,519	(23,192)
Total Futures Contracts					$19,519	$(35,627)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

LVIP Multi-Manager Global Equity Managed Volatility Fund-1

LVIP Multi-Manager Global Equity Managed Volatility Fund
Schedule of Investments (continued)

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund-2

LVIP Multi-Manager Global Equity Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2024 (unaudited)
ASSETS:
Affiliated investments, at value	$93,258,964
Unaffiliated investments, at value	4,584,043
Cash collateral held at broker for futures contracts	286,210
Receivable for securities sold	44,712
Dividends and interest receivable	19,811
Expense reimbursement receivable from Lincoln Financial Investments Corporation	8,305
Receivable for fund shares sold	447
Prepaid expenses	225
TOTAL ASSETS	98,202,717
LIABILITIES:
Payable for fund shares redeemed	47,513
Due to manager and affiliates	46,034
Payable for fund accounting fee	30,944
Payable for audit fee	13,762
Variation margin due to broker on futures contracts	7,173
Other accrued expenses payable	3,805
Payable for custodian fee	2,591
TOTAL LIABILITIES	151,822
TOTAL NET ASSETS	$98,050,895
Affiliated investments, at cost	$59,932,674
Unaffiliated investments, at cost	4,584,043
Standard Class:
Net Assets	$1,900,635
Shares Outstanding	129,192
Net Asset Value Per Share	$14.712
Service Class:
Net Assets	$96,150,260
Shares Outstanding	6,553,706
Net Asset Value Per Share	$14.671
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$64,111,682
Distributable earnings/(accumulated loss)	33,939,213
TOTAL NET ASSETS	$98,050,895
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund-3

LVIP Multi-Manager Global Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$115,388
EXPENSES:
Distribution fees-Service Class	161,887
Management fees	94,311
Accounting and administration expenses	26,581
Professional fees	18,821
Shareholder servicing fees	13,675
Custodian fees	2,357
Reports and statements to shareholders	2,201
Consulting fees	2,014
Trustees’ fees and expenses	1,478
Pricing fees	314
Other	2,098
325,737
Less:
Expenses reimbursed	(64,824)
Total operating expenses	260,913
NET INVESTMENT LOSS	(145,525)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	1,642,416
Foreign currencies	(46)
Futures contracts	465,770
Net realized gain	2,108,140
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	6,480,923
Foreign currencies	140
Futures contracts	(205,385)
Net change in unrealized appreciation (depreciation)	6,275,678
NET REALIZED AND UNREALIZED GAIN	8,383,818
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,238,293
See accompanying notes, which are an integral part of the financial statements.

LVIP Multi-Manager Global Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(145,525)	$843,498
Net realized gain	2,108,140	4,222,648
Net change in unrealized appreciation (depreciation)	6,275,678	16,983,523
Net increase in net assets resulting from operations	8,238,293	22,049,669
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(64,389)
Service Class	—	(3,575,260)
	—	(3,639,649)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	472,402	338,024
Service Class	5,517,764	10,298,810
Reinvestment of dividends and distributions:
Standard Class	—	64,389
Service Class	—	3,575,260
	5,990,166	14,276,483
Cost of shares redeemed:
Standard Class	(241,802)	(2,573,965)
Service Class	(8,779,712)	(39,164,233)
	(9,021,514)	(41,738,198)
Decrease in net assets derived from capital share transactions	(3,031,348)	(27,461,715)
NET INCREASE (DECREASE) IN NET ASSETS	5,206,945	(9,051,695)
NET ASSETS:
Beginning of period	92,843,950	101,895,645
End of period	$98,050,895	$92,843,950
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund-4

LVIP Multi-Manager Global Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Multi-Manager Global Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20[2]	12/31/19
Net asset value, beginning of period	$13.466	$11.160	$13.930	$12.236	$10.826	$9.175
Income (loss) from investment operations:
Net investment income[3]	0.002	0.145	0.178	0.121	0.097	0.101
Net realized and unrealized gain (loss)	1.244	2.761	(2.679)	1.824	1.568	1.706
Total from investment operations	1.246	2.906	(2.501)	1.945	1.665	1.807
Less dividends and distributions from:
Net investment income	—	(0.178)	(0.177)	(0.251)	(0.255)	(0.077)
Net realized gain	—	(0.422)	(0.065)	—	—	(0.079)
Return of capital	—	—	(0.027)	—	—	—
Total dividends and distributions	—	(0.600)	(0.269)	(0.251)	(0.255)	(0.156)
Net asset value, end of period	$14.712	$13.466	$11.160	$13.930	$12.236	$10.826
Total return[4]	9.25%	26.01%	(17.93% )	15.90%	15.47%	19.77%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,901	$1,507	$3,189	$3,850	$3,236	$2,859
Ratio of expenses to average net assets[5]	0.21%	0.21%	0.21%	0.21%	0.21%	0.22%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.35%	0.37%	0.40%	0.38%	0.43%	0.42%
Ratio of net investment income to average net assets	0.03% [6]	1.16%	1.50%	0.89%	0.93%	1.00%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.11% )[6]	1.00%	1.31%	0.72%	0.71%	0.80%
Portfolio turnover	6%	15%	18%	12%	17%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund-5

LVIP Multi-Manager Global Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20[2]	12/31/19
Net asset value, beginning of period	$13.452	$11.145	$13.907	$12.219	$10.818	$9.170
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.022)	0.101	0.136	0.073	0.060	0.065
Net realized and unrealized gain (loss)	1.241	2.752	(2.672)	1.820	1.561	1.703
Total from investment operations	1.219	2.853	(2.536)	1.893	1.621	1.768
Less dividends and distributions from:
Net investment income	—	(0.124)	(0.134)	(0.205)	(0.220)	(0.041)
Net realized gain	—	(0.422)	(0.065)	—	—	(0.079)
Return of capital	—	—	(0.027)	—	—	—
Total dividends and distributions	—	(0.546)	(0.226)	(0.205)	(0.220)	(0.120)
Net asset value, end of period	$14.671	$13.452	$11.145	$13.907	$12.219	$10.818
Total return[4]	9.06%	25.58%	(18.22% )	15.49%	15.07%	19.35%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$96,150	$91,337	$98,707	$127,109	$100,707	$82,078
Ratio of expenses to average net assets[5]	0.56%	0.56%	0.56%	0.56%	0.56%	0.57%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.70%	0.72%	0.75%	0.73%	0.78%	0.77%
Ratio of net investment income (loss) to average net assets	(0.32% )[6]	0.81%	1.15%	0.54%	0.58%	0.65%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.46% )[6]	0.65%	0.96%	0.37%	0.36%	0.45%
Portfolio turnover	6%	15%	18%	12%	17%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund-6

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Multi-Manager Global Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders.  The Trust is an open-end  investment company. The Fund is a diversified management investment company registered  under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Financial Investments Corporation ("LFI") or unaffiliated managers (collectively,  the “Underlying Funds”). The Fund is advised by LFI. The Underlying Funds invest in U.S. and foreign stocks. In addition to investment companies, the Fund may invest in individual securities, such as money market securities, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded  futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek long-term growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities
LVIP Multi-Manager Global Equity Managed Volatility Fund-7

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.20% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
LFI has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.21% of average daily net assets for the Standard Class and 0.56% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue at least through April 30, 2025 and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2024	2025	2026	Total
LFI	$196,055	$192,960	$158,596	$547,611
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$3,981
Legal	606
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $519 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
LVIP Multi-Manager Global Equity Managed Volatility Fund-8

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$8,305
Management fees payable to LFI	16,045
Distribution fees payable to LFD	27,541
Printing and mailing fees payable to Lincoln Life	122
Shareholder servicing fees payable to Lincoln Life	2,326
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Number of Shares 06/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.11%@
Equity Fund-37.96%@
✧✧LVIP Dimensional U.S. Core Equity 2 Fund	$35,502,664	$1,569,115	$3,467,878	$812,337	$2,806,947	$37,223,185	1,747,157	$—	$—
International Equity Funds-57.15%@
✧✧LVIP Dimensional International Core Equity Fund	8,821,100	754,578	925,118	26,397	296,489	8,973,446	720,932	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	8,912,295	533,137	937,363	36,266	514,897	9,059,232	1,059,188	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	35,458,304	2,281,068	3,366,277	767,416	2,862,590	38,003,101	2,270,469	—	—
Total	$88,694,363	$5,137,898	$8,696,636	$1,642,416	$6,480,923	$93,258,964		$—	$—

@ As a percentage of Net Assets as of June 30, 2024.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$5,137,898
Sales	8,696,636
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives were as follows:
Cost of investments and derivatives	$64,516,717
Aggregate unrealized appreciation of investments and derivatives	$33,345,809
Aggregate unrealized depreciation of investments and derivatives	(35,627)
Net unrealized appreciation of investments and derivatives	$33,310,182
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP Multi-Manager Global Equity Managed Volatility Fund-9

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$93,258,964	$—	$—	$93,258,964
Unaffiliated Investment Company	4,584,043	—	—	4,584,043
Total Investments	$97,843,007	$—	$—	$97,843,007
Derivatives:
Assets:
Futures Contracts	$19,519	$—	$—	$19,519
Liabilities:
Futures Contracts	$(35,627)	$—	$—	$(35,627)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	34,142	27,116
Service Class	387,667	807,268
Shares reinvested:
Standard Class	—	4,760
Service Class	—	264,580
	421,809	1,103,724
Shares redeemed:
Standard Class	(16,882)	(205,711)
Service Class	(623,642)	(3,138,866)
	(640,524)	(3,344,577)
Net decrease	(218,715)	(2,240,853)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
LVIP Multi-Manager Global Equity Managed Volatility Fund-10

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Line of Credit (continued)
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$19,519	Variation margin due to broker on futures contracts	$(23,192)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	—	Variation margin due to broker on futures contracts	(12,435)
Total		$19,519		$(35,627)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$500,257	$(172,102)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(34,487)	(33,283)
Total		$465,770	$(205,385)
LVIP Multi-Manager Global Equity Managed Volatility Fund-11

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$5,331,302	$—
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Multi-Manager Global Equity Managed Volatility Fund-12

LVIP PIMCO Low Duration Bond Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP PIMCO Low Duration Bond Fund

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–6.17%
Fannie Mae REMIC
•Series 2011-86 NF 6.00% (SOFR30A + 0.66%) 9/25/41	699,222	$694,117
Series 2013-6 JB 1.50% 2/25/43	5,072,220	4,200,945
•Series 2014-49 AF 5.76% (SOFR30A + 0.43%) 8/25/44	305,520	301,616
•Series 2017-95 FA 5.79% (SOFR30A + 0.46%) 11/25/47	1,718,125	1,693,705
•Series 2019-53 FA 5.84% (SOFR30A + 0.51%) 9/25/49	1,783,808	1,719,997
•Series 2020-29 FC 6.24% (SOFR30A + 0.91%) 5/25/50	2,004,982	2,003,101
Freddie Mac REMIC
Series 4141 PA 1.50% 12/15/42	5,313,151	4,290,469
•Series 4347 WF 5.84% (SOFR30A + 0.51%) 1/15/40	611,321	603,645
•Series 4367 GF 5.79% (SOFR30A + 0.46%) 3/15/37	1,807,219	1,780,968
•Series 4419 AF 5.78% (SOFR30A + 0.45%) 6/15/40	1,043,264	1,028,430
•Series 4730 WF 5.79% (SOFR30A + 0.46%) 8/15/38	1,946,801	1,918,755
•Series 4906 WF 5.84% (SOFR30A + 0.51%) 12/15/38	2,306,141	2,233,444
Series 4948 E 2.50% 10/25/48	307,331	271,350
Series 5115 CD 1.00% 8/15/44	5,128,621	4,291,478
•Freddie Mac Strips
Series 328 F4 5.79% (SOFR30A + 0.46%) 2/15/38	1,868,642	1,840,862
Series 330 F4 5.79% (SOFR30A + 0.46%) 10/15/37	831,563	819,446
•GNMA
Series 2016-H17 FC 6.27% (TSFR01M + 0.94%) 8/20/66	1,053,370	1,052,623
Series 2016-H19 FA 6.22% (TSFR01M + 0.89%) 9/20/66	821,884	822,381
Series 2022-H22 EF 6.08% (SOFR30A + 0.75%) 10/20/72	2,875,548	2,876,555
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•GNMA (continued)
Series 2023-H02 FA 6.23% (SOFR30A + 0.90%) 1/20/73	3,448,287	$3,453,000
Series 2023-H23 JF 6.31% (SOFR30A + 0.98%) 9/20/73	7,875,909	7,950,157
Series 2023-H26 DF 5.63% (SOFR30A + 0.30%) 9/20/73	6,678,192	6,633,960
Total Agency Collateralized Mortgage Obligations (Cost $55,242,396)		52,481,004
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.06%
•Fannie Mae-Aces Series 2017-M13 FA 5.84% (SOFR30A + 0.51%) 10/25/24	512,045	509,206
Total Agency Commercial Mortgage-Backed Security (Cost $512,045)		509,206
AGENCY MORTGAGE-BACKED SECURITY–4.69%
Fannie Mae S.F. 30 yr TBA 5.00% 7/1/54	41,300,000	39,912,578
Total Agency Mortgage-Backed Security (Cost $39,793,195)		39,912,578
AGENCY OBLIGATIONS–6.98%
Federal Home Loan Banks 5.30% 12/6/24	17,300,000	17,267,708
Federal Home Loan Mortgage Corp.
5.31% 11/15/24	17,000,000	16,991,900
5.36% 11/22/24	25,100,000	25,073,988
Total Agency Obligations (Cost $59,377,197)		59,333,596
CORPORATE BONDS–30.49%
Aerospace & Defense–0.34%
Boeing Co.
2.20% 2/4/26	2,200,000	2,067,725
2.75% 2/1/26	300,000	285,105
6.26% 5/1/27	500,000	503,380
		2,856,210
Agriculture–1.14%
BAT Capital Corp. 3.22% 8/15/24	2,195,000	2,186,765
Imperial Brands Finance PLC 3.13% 7/26/24	7,500,000	7,485,732
		9,672,497
Auto Manufacturers–2.33%
Daimler Truck Finance North America LLC 5.15% 1/16/26	4,200,000	4,177,225
LVIP PIMCO Low Duration Bond Fund-1

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Ford Motor Credit Co. LLC
4.13% 8/4/25	5,400,000	$5,298,668
5.13% 6/16/25	3,900,000	3,870,527
Hyundai Capital America 5.50% 3/30/26	4,200,000	4,195,571
Nissan Motor Acceptance Co. LLC 1.85% 9/16/26	2,500,000	2,289,055
		19,831,046
Banks–11.96%
μABN AMRO Bank NV 6.58% 10/13/26	2,000,000	2,020,110
μBank of America Corp. 5.08% 1/20/27	2,000,000	1,987,996
Barclays PLC
4.38% 1/12/26	3,000,000	2,949,270
μ5.30% 8/9/26	4,000,000	3,973,495
μBPCE SA 6.61% 10/19/27	2,700,000	2,741,746
μCitigroup, Inc. 3.29% 3/17/26	1,000,000	982,148
μCooperatieve Rabobank UA 1.98% 12/15/27	4,200,000	3,852,092
Federation des Caisses Desjardins du Quebec 2.05% 2/10/25	3,571,000	3,492,497
•Goldman Sachs Group, Inc. 5.84% (SOFR + 0.49%) 10/21/24	3,200,000	3,200,352
•HSBC Holdings PLC 6.80% (SOFR + 1.43%) 3/10/26	500,000	503,149
μING Groep NV 3.87% 3/28/26	5,600,000	5,518,548
KEB Hana Bank 3.25% 3/30/27	2,000,000	1,905,032
μLloyds Banking Group PLC
3.51% 3/18/26	2,500,000	2,458,612
4.72% 8/11/26	3,000,000	2,965,497
5.46% 1/5/28	2,300,000	2,295,114
Mitsubishi UFJ Financial Group, Inc.
μ0.96% 10/11/25	6,300,000	6,212,210
•5.70% (BBSW3M + 1.25%) 10/1/24	2,500,000	1,669,418
μMorgan Stanley
1.16% 10/21/25	900,000	887,004
5.65% 4/13/28	4,100,000	4,140,610
•Nordea Bank Abp 6.33% (SOFR + 0.96%) 6/6/25	4,000,000	4,021,470
μSantander U.K. Group Holdings PLC 6.83% 11/21/26	8,500,000	8,613,386
Societe Generale SA 2.63% 1/22/25	3,100,000	3,039,809
Standard Chartered PLC
μ1.82% 11/23/25	1,000,000	983,818
•6.30% (SOFR + 0.93%) 11/23/25	3,100,000	3,102,852
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Standard Chartered PLC (continued)
•7.12% (SOFR + 1.74%) 3/30/26	4,500,000	$4,529,276
•Sumitomo Mitsui Banking Corp. 5.19% (BBSW3M + 0.85%) 2/20/26	2,000,000	1,338,859
Sumitomo Mitsui Financial Group, Inc.
1.47% 7/8/25	2,500,000	2,400,027
5.88% 7/13/26	4,000,000	4,036,477
Synchrony Bank 5.40% 8/22/25	4,900,000	4,863,225
•UBS AG 5.28% (BBSW3M + 0.87%) 7/30/25	2,000,000	1,337,735
μUBS Group AG
4.49% 8/5/25	2,200,000	2,196,533
4.49% 5/12/26	5,800,000	5,731,598
5.71% 1/12/27	1,800,000	1,800,947
		101,750,912
Biotechnology–0.05%
Illumina, Inc. 5.80% 12/12/25	400,000	400,437
		400,437
Chemicals–0.39%
International Flavors & Fragrances, Inc. 1.23% 10/1/25	3,500,000	3,310,306
		3,310,306
Commercial Services–0.40%
Global Payments, Inc. 1.20% 3/1/26	2,800,000	2,606,134
•Transurban Queensland Finance Pty. Ltd. 6.42% (BBSW3M + 2.05%) 12/16/24	1,200,000	803,458
		3,409,592
Diversified Financial Services–2.40%
Avolon Holdings Funding Ltd. 2.88% 2/15/25	4,700,000	4,604,494
LeasePlan Corp. NV 2.88% 10/24/24	5,000,000	4,953,008
Nomura Holdings, Inc.
1.85% 7/16/25	6,300,000	6,052,557
2.65% 1/16/25	1,300,000	1,277,710
5.59% 7/2/27	2,200,000	2,200,481
ORIX Corp. 3.25% 12/4/24	1,300,000	1,286,404
		20,374,654
Electric–2.31%
AES Corp. 1.38% 1/15/26	5,200,000	4,873,000
LVIP PIMCO Low Duration Bond Fund-2

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Enel Finance International NV
4.50% 6/15/25	3,000,000	$2,960,501
5.13% 6/26/29	1,400,000	1,378,169
FirstEnergy Corp. 4.15% 7/15/27	800,000	767,639
Israel Electric Corp. Ltd. 5.00% 11/12/24	4,000,000	3,964,770
•Korea Southern Power Co. Ltd. 5.38% (BBSW3M + 0.97%) 10/30/24	2,500,000	1,666,839
Pacific Gas & Electric Co.
2.10% 8/1/27	1,300,000	1,172,957
2.95% 3/1/26	200,000	191,427
3.40% 8/15/24	300,000	298,989
4.95% 6/8/25	2,400,000	2,378,827
		19,653,118
Electronics–0.03%
Arrow Electronics, Inc. 3.25% 9/8/24	250,000	248,565
		248,565
Entertainment–0.30%
Warnermedia Holdings, Inc. 3.79% 3/15/25	2,600,000	2,562,159
		2,562,159
Health Care Services–0.45%
CommonSpirit Health 1.55% 10/1/25	4,000,000	3,799,187
		3,799,187
Insurance–2.24%
Athene Global Funding
1.45% 1/8/26	2,500,000	2,346,929
5.34% 1/15/27	5,000,000	4,998,747
Corebridge Financial, Inc.
3.50% 4/4/25	6,000,000	5,900,138
3.65% 4/5/27	1,700,000	1,626,776
Equitable Financial Life Global Funding 1.00% 1/9/26	4,500,000	4,203,911
		19,076,501
Investment Company–0.47%
KKR Financial Holdings LLC 5.40% 5/23/33	4,500,000	4,034,057
		4,034,057
Lodging–0.47%
Las Vegas Sands Corp. 5.90% 6/1/27	4,000,000	4,021,233
		4,021,233
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas–0.73%
Petronas Energy Canada Ltd. 2.11% 3/23/28	2,400,000	$2,162,465
Woodside Finance Ltd. 3.65% 3/5/25	4,100,000	4,041,875
		6,204,340
Packaging & Containers–0.46%
Berry Global, Inc. 1.57% 1/15/26	4,200,000	3,945,937
		3,945,937
Pharmaceuticals–0.47%
Bayer U.S. Finance II LLC 4.38% 12/15/28	4,200,000	3,988,526
		3,988,526
Real Estate–0.27%
GAIF Bond Issuer Pty. Ltd. 3.40% 9/30/26	1,800,000	1,722,555
Lendlease Finance Ltd. 3.40% 10/27/27	1,000,000	610,556
		2,333,111
Real Estate Investment Trusts–0.73%
VICI Properties LP 4.38% 5/15/25	1,300,000	1,282,740
Weyerhaeuser Co. 4.75% 5/15/26	5,000,000	4,942,458
		6,225,198
Semiconductors–0.77%
Broadcom, Inc. 3.46% 9/15/26	6,253,000	6,019,030
SK Hynix, Inc. 3.00% 9/17/24	500,000	497,079
		6,516,109
Software–0.41%
Oracle Corp. 1.65% 3/25/26	3,700,000	3,468,187
		3,468,187
Telecommunications–0.65%
KT Corp. 4.00% 8/8/25	5,600,000	5,516,629
		5,516,629
Transportation–0.13%
Canadian Pacific Railway Co. 3.13% 6/1/26	1,200,000	1,148,973
		1,148,973
Trucking & Leasing–0.59%
Penske Truck Leasing Co. LP/PTL Finance Corp. 3.45% 7/1/24	5,000,000	5,000,000
		5,000,000
Total Corporate Bonds (Cost $264,144,612)		259,347,484
LVIP PIMCO Low Duration Bond Fund-3

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS–2.11%
County of Williamson
0.64% 2/15/26	2,200,000	$2,051,418
0.92% 2/15/27	2,200,000	1,992,688
Massachusetts School Building Authority Series B 1.13% 8/15/26	3,100,000	2,869,008
Metro 3.25% 6/1/26	2,200,000	2,132,459
State of Hawaii Series GB 0.80% 10/1/24	3,000,000	2,965,307
•Tulane University Series C 5.88% 2/15/36	3,000,000	2,759,626
Virginia College Building Authority Series B 0.77% 9/1/26	3,500,000	3,193,968
Total Municipal Bonds (Cost $18,009,024)		17,964,474
NON-AGENCY ASSET-BACKED SECURITIES–29.15%
•522 Funding CLO Ltd. Series 2018-3A AR 6.63% (TSFR03M + 1.30%) 10/20/31	472,779	472,905
•Accredited Mortgage Loan Trust Series 2004-3 2A2 6.66% (TSFR01M + 1.31%) 10/25/34	3,567	3,491
•ACREC LLC Series 2023-FL2 A 7.56% (TSFR01M + 2.23%) 2/19/38	1,499,064	1,503,457
American Express Credit Account Master Trust Series 2022-3 A 3.75% 8/15/27	8,670,000	8,513,997
•Amortizing Residential Collateral Trust Series 2004-1 A5 6.46% (TSFR01M + 1.11%) 10/25/34	26,908	26,497
•Apidos CLO XII Series 2013-12A AR 6.67% (TSFR03M + 1.34%) 4/15/31	5,969,820	5,974,136
•Apidos CLO XV Ltd. Series 2013-15A A1RR 6.60% (TSFR03M + 1.27%) 4/20/31	382,430	382,733
•Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL3 A 6.51% (TSFR01M + 1.18%) 8/15/34	1,294,962	1,282,791
Series 2021-FL4 A 6.79% (TSFR01M + 1.46%) 11/15/36	3,000,000	2,990,750
•Ares L CLO Ltd. Series 2018-50A AR 6.64% (TSFR03M + 1.31%) 1/15/32	1,113,024	1,113,348
•Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 M1 6.28% (TSFR01M + 0.94%) 4/25/34	1,477,365	1,448,285
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP LLC Series 2023-7A A 5.90% 8/21/28	7,600,000	$7,687,208
BA Credit Card Trust
Series 2022-A2 A2 5.00% 4/15/28	8,800,000	8,766,910
Series 2023-A2 A2 4.98% 11/15/28	4,300,000	4,296,847
•Bain Capital Euro CLO DAC Series 2018-2A AR 4.64% (EURIBOR03M + 0.74%) 1/20/32	2,825,291	3,010,382
Bank of America Auto Trust Series 2023-1A A3 5.53% 2/15/28	4,000,000	4,008,149
•Barings CLO Ltd.
Series 2018-1A A1 6.54% (TSFR03M + 1.21%) 4/15/31	4,036,182	4,041,042
Series 2020-4A A 6.81% (TSFR03M + 1.48%) 1/20/32	3,809,282	3,813,880
•Bear Stearns Asset-Backed Securities I Trust Series 2005-AQ1 M3 6.58% (TSFR01M + 1.24%) 3/25/35	318,162	314,719
•Bear Stearns Asset-Backed Securities Trust Series 2003-2 A3 6.96% (TSFR01M + 1.61%) 3/25/43	26,118	25,720
•Benefit Street Partners CLO XII Ltd. Series 2017-12A A1R 6.54% (TSFR03M + 1.21%) 10/15/30	166,325	166,391
BMW Vehicle Lease Trust Series 2023-2 A3 5.99% 9/25/26	5,000,000	5,022,513
Capital One Multi-Asset Execution Trust
Series 2022-A2 A 3.49% 5/15/27	1,500,000	1,474,393
Series 2022-A3 A 4.95% 10/15/27	4,000,000	3,979,935
•Carlyle Euro CLO DAC
Series 2017-3A A1R 4.61% (EURIBOR03M + 0.70%) 1/15/31	695,966	743,314
Series 2019-2A A1R 4.72% (EURIBOR03M + 0.89%) 8/15/32	2,898,606	3,088,904
CarMax Auto Owner Trust
Series 2022-4 A2A 5.34% 12/15/25	387,804	387,728
Series 2023-4 A2A 6.08% 12/15/26	5,932,819	5,950,987
Citizens Auto Receivables Trust Series 2023-2 A3 5.83% 2/15/28	2,200,000	2,213,660
LVIP PIMCO Low Duration Bond Fund-4

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Countrywide Asset-Backed Certificates Trust Series 2004-6 1A1 6.00% (TSFR01M + 0.65%) 12/25/34	1,286,303	$1,253,370
•Cumulus Static CLO Series 2024-1A A 5.03% (EURIBOR03M + 1.20%) 11/15/33	3,100,000	3,322,324
•Dryden 27 R Euro CLO DAC Series 2017-27A AR 4.57% (EURIBOR03M + 0.66%) 4/15/33	1,774,604	1,891,177
•Dryden 36 Senior Loan Fund Series 2014-36A AR3 6.61% (TSFR03M + 1.28%) 4/15/29	157,906	157,983
•Elevation CLO Ltd. Series 2017-8A A1R2 6.54% (TSFR03M + 1.21%) 10/25/30	1,461,956	1,462,255
ELFI Graduate Loan Program LLC Series 2021-A A 1.53% 12/26/46	2,370,113	2,038,490
Enterprise Fleet Financing LLC
Series 2022-4 A2 5.76% 10/22/29	4,011,005	4,013,878
Series 2023-1 A2 5.51% 1/22/29	2,669,626	2,664,926
•Finance America Mortgage Loan Trust Series 2004-2 M1 6.28% (TSFR01M + 0.94%) 8/25/34	311,908	292,297
Ford Auto Securitization Trust II Asset-Backed Notes Series 2023-B A1 5.89% 5/15/26	5,990,103	4,390,129
Ford Credit Auto Owner Trust
Series 2022-D A2A 5.37% 8/15/25	152,305	152,293
Series 2023-1 A 4.85% 8/15/35	6,000,000	5,949,910
Series 2023-2 A 5.28% 2/15/36	3,400,000	3,425,001
•Gallatin CLO VIII Ltd. Series 2017-1A A1R 6.68% (TSFR03M + 1.35%) 7/15/31	1,041,376	1,042,027
GM Financial Automobile Leasing Trust
Series 2023-1 A2A 5.27% 6/20/25	295,080	295,035
Series 2023-2 A2A 5.44% 10/20/25	1,757,081	1,756,294
GM Financial Consumer Automobile Receivables Trust
Series 2022-4 A2A 4.60% 11/17/25	462,442	462,092
Series 2023-4 A2A 5.89% 11/16/26	3,702,158	3,706,958
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Golden Credit Card Trust Series 2022-4A A 4.31% 9/15/27	9,000,000	$8,872,357
•Greenwood Park CLO Ltd. Series 2018-1A A2 6.60% (TSFR03M + 1.27%) 4/15/31	734,455	735,263
•Halseypoint CLO II Ltd. Series 2020-2A A1 6.69% (TSFR03M + 1.36%) 7/20/31	2,261,785	2,263,018
•Harvest CLO XVI DAC Series 16A ARR 4.55% (EURIBOR03M + 0.64%) 10/15/31	3,693,209	3,933,039
Harvest CLO XXI DAC Series 21A A2R 1.04% 7/15/31	2,035,330	2,071,198
•HERA Commercial Mortgage Ltd. Series 2021-FL1 A 6.50% (TSFR01M + 1.16%) 2/18/38	2,675,110	2,649,631
Huntington Auto Trust
Series 2024-1A A2 5.50% 3/15/27	4,000,000	3,996,008
Series 2024-1A A3 5.23% 1/16/29	2,000,000	1,994,352
Hyundai Auto Lease Securitization Trust
Series 2023-A A2A 5.20% 4/15/25	128,895	128,878
Series 2023-B A2A 5.47% 9/15/25	2,478,168	2,477,504
Hyundai Auto Receivables Trust Series 2022-C A2A 5.35% 11/17/25	737,709	737,559
•Invesco Euro CLO I DAC Series 1A A1R 4.56% (EURIBOR03M + 0.65%) 7/15/31	900,000	956,322
•KKR CLO 18 Ltd. Series 18 AR 6.53% (TSFR03M + 1.20%) 7/18/30	851,453	852,497
Kubota Credit Owner Trust Series 2023-2A A3 5.28% 1/18/28	3,300,000	3,301,392
•LCM Loan Income Fund I Ltd. Series 1A A 6.62% (TSFR03M + 1.29%) 4/20/31	694,611	694,955
•LoanCore Issuer Ltd. Series 2021-CRE5 A 6.74% (TSFR01M + 1.41%) 7/15/36	304,330	303,152
•Man GLG Euro CLO III DAC Series 3A AR 4.59% (EURIBOR03M + 0.68%) 10/15/30	1,220,570	1,306,212
Master Credit Card Trust II Series 2023-1A A 4.70% 6/21/27	4,000,000	3,963,867
MBarc Credit Canada, Inc. Series 2024-AA A2 5.30% 10/15/26	8,000,000	5,850,897
LVIP PIMCO Low Duration Bond Fund-5

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Mercedes-Benz Auto Receivables Trust Series 2022-1 A2 5.26% 10/15/25	212,270	$212,243
•MF1 Ltd. Series 2020-FL4 A 7.14% (TSFR01M + 1.81%) 11/15/35	959,440	959,433
•Mountain View CLO XVI Ltd. Series 2022-1A A1R 6.79% (TSFR03M + 1.46%) 4/15/34	3,000,000	3,000,000
Navient Private Education Loan Trust Series 2020-A A2A 2.46% 11/15/68	1,536,663	1,447,659
Navient Private Education Refi Loan Trust
Series 2020-HA A 1.31% 1/15/69	843,271	776,471
Series 2020-IA A1A 1.33% 4/15/69	1,486,253	1,344,593
Series 2021-GA A 1.58% 4/15/70	1,910,134	1,667,698
Series 2022-A A 2.23% 7/15/70	3,383,005	2,983,874
Navient Student Loan Trust Series 2023-BA A1A 6.48% 3/15/72	1,585,827	1,607,905
•Palmer Square CLO Ltd. Series 2014-1A A1R2 6.71% (TSFR03M + 1.39%) 1/17/31	356,395	356,802
•Palmer Square European Loan Funding DAC Series 2021-1A A 4.69% (EURIBOR03M + 0.78%) 4/15/31	146,550	156,708
•Palmer Square Loan Funding Ltd. Series 2021-4A A1 6.39% (TSFR03M + 1.06%) 10/15/29	416,138	416,221
PFS Financing Corp. Series 2023-C A 5.52% 10/15/28	5,000,000	5,023,726
SMB Private Education Loan Trust
Series 2020-A A2A 2.23% 9/15/37	1,419,016	1,333,580
•Series 2020-PTA A2B 6.31% (TSFR01M + 0.96%) 9/15/54	2,663,794	2,654,531
Series 2022-C A1A 4.48% 5/16/50	2,051,584	1,995,519
Series 2023-C A1A 5.67% 11/15/52	4,321,536	4,362,045
Series 2024-C A1A 5.50% 6/17/52	2,168,997	2,186,026
Series 2024-D A1A 5.38% 7/5/53	2,500,000	2,491,699
SoFi Professional Loan Program LLC
Series 2016-F A2 3.02% 2/25/40	445,963	429,805
Series 2017-D A2FX 2.65% 9/25/40	152,953	148,186
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Starwood Ltd. Series 2022-FL3 A 6.68% (SOFR30A + 1.35%) 11/15/38	300,000	$295,355
Synchrony Card Funding LLC Series 2023-A1 A 5.54% 7/15/29	7,300,000	7,348,776
•TCW CLO Ltd. Series 2018-1A A1R 6.56% (TSFR03M + 1.23%) 4/25/31	2,734,850	2,736,187
Tesla Auto Lease Trust Series 2023-B A3 6.13% 9/21/26	3,600,000	3,619,737
•Tikehau CLO DAC Series 2015-1A ARR 4.72% (EURIBOR03M + 0.87%) 8/4/34	3,378,694	3,616,843
•Toro European CLO 6 DAC Series 6A AR 4.83% (EURIBOR03M + 0.92%) 1/12/32	3,000,000	3,200,064
Toyota Auto Receivables Owner Trust
Series 2022-C A2A 3.83% 8/15/25	205,303	205,144
Series 2022-D A2A 5.27% 1/15/26	1,282,688	1,281,971
Series 2023-B A2A 5.28% 5/15/26	3,532,321	3,527,847
Series 2023-C A3 5.16% 4/17/28	4,000,000	3,988,933
Toyota Lease Owner Trust Series 2023-B A2A 5.73% 4/20/26	4,136,992	4,139,888
•Venture XVII CLO Ltd. Series 2014-17A ARR 6.47% (TSFR03M + 1.14%) 4/15/27	15,147	15,147
•Venture XXVI CLO Ltd. Series 2017-26A AR 6.69% (TSFR03M + 1.36%) 1/20/29	508,651	508,897
•Venture XXVII CLO Ltd. Series 2017-27A AR 6.64% (TSFR03M + 1.31%) 7/20/30	151,347	151,427
Verizon Master Trust Series 2024-1 A1A 5.00% 12/20/28	5,800,000	5,775,527
Volkswagen Auto Lease Trust Series 2023-A A2A 5.87% 1/20/26	3,225,350	3,227,607
World Omni Auto Receivables Trust Series 2022-D A2A 5.51% 3/16/26	699,832	699,807
Total Non-Agency Asset-Backed Securities (Cost $252,133,932)		247,963,493
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.82%
•Bear Stearns ARM Trust Series 2003-1 5A1 6.25% 4/25/33	12,211	11,703
LVIP PIMCO Low Duration Bond Fund-6

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Canada Square Funding PLC Series 2020-2 A 6.48% (SONIA + 1.25%) 12/17/57	1,275,126	$1,617,006
•Cheshire PLC Series 2020-1 A 6.13% (SONIA + 0.90%) 8/20/45	1,418,121	1,794,782
•GCAT Trust Series 2022-HX1 A1 2.89% 12/27/66	1,412,436	1,275,935
•Gemgarto PLC Series 2021-1A A 5.82% (SONIA + 0.59%) 12/16/67	548,418	692,646
•GS Mortgage Securities Corp. Trust Series 2022 A 8.73% (TSFR01M + 3.40%) 8/15/39	4,500,000	4,500,004
•GSR Mortgage Loan Trust Series 2005-5F 8A1 5.50% (TSFR01M + 0.61%) 6/25/35	115,549	110,347
•Merrill Lynch Mortgage Investors Trust Series 2003-A3 1A 5.64% 5/25/33	3,274	3,104
MFA Trust
•Series 2020-NQM2 A1 1.38% 4/25/65	455,631	422,809
•Series 2021-RPL1 A1 1.13% 7/25/60	1,820,712	1,605,715
φ•Series 2023-NQM4 A1 6.11% 12/25/68	909,617	907,447
•New Residential Mortgage Loan Trust Series 2018-3A A1 4.50% 5/25/58	303,857	289,616
•New York Mortgage Trust Series 2005-3 A1 5.94% (TSFR01M + 0.59%) 2/25/36	88,780	87,209
φ•OBX Trust
Series 2023-NQM6 A1 6.52% 7/25/63	2,251,768	2,268,923
Series 2024-NQM5 A1 5.99% 12/1/64	1,432,444	1,433,597
φPretium Mortgage Credit Partners LLC Series 2021-RN1 A1 4.99% 2/25/61	1,027,423	1,016,442
φ•PRPM Trust Series 2023-NQM3 A1 6.22% 11/25/68	366,234	365,621
•Resimac Bastille Trust Series 2021-2NCA A1A 6.09% (TSFR01M + 0.76%) 2/3/53	886,976	885,362
•Sequoia Mortgage Trust Series 2004-6 A1 6.05% 7/20/34	3,054	2,811
•Towd Point Mortgage Trust
Series 2018-5 A1 3.25% 7/25/58	6,577,714	6,150,166
Series 2019-4 A1 2.90% 10/25/59	1,986,472	1,853,614
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Towd Point Mortgage Trust (continued)
Series 2019-HY2 A1 6.46% (TSFR01M + 1.11%) 5/25/58	613,599	$628,709
Series 2020-1 A1 2.71% 1/25/60	1,100,052	1,027,495
Verus Securitization Trust
•Series 2021-6 A1 1.63% 10/25/66	2,259,728	1,875,167
φ•Series 2024-1 A1 5.71% 1/25/69	1,675,442	1,667,703
Total Non-Agency Collateralized Mortgage Obligations (Cost $33,827,508)		32,493,933
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–5.49%
•AREIT LLC Series 2022-CRE7 A 7.57% (TSFR01M + 2.24%) 6/17/39	4,599,818	4,605,591
•BDS LLC Series 2022-FL12 A 7.48% (TSFR01M + 2.14%) 8/19/38	4,899,954	4,915,215
Benchmark Mortgage Trust Series 2019-B12 AAB 3.04% 8/15/52	5,000,000	4,677,902
•BSREP Commercial Mortgage Trust Series 2021-DC A 6.39% (TSFR01M + 1.06%) 8/15/38	3,506,513	3,278,566
•BX Trust Series 2021-MFM1 A 6.14% (TSFR01M + 0.81%) 1/15/34	3,371,552	3,338,889
•BXMT Ltd. Series 2020-FL3 A 6.84% (TSFR01M + 1.51%) 11/15/37	2,781,488	2,729,208
•CRSNT Trust Series 2021-MOON A 6.26% (TSFR01M + 0.93%) 4/15/36	4,500,000	4,392,498
•GCT Commercial Mortgage Trust Series 2021-GCT A 6.24% (TSFR01M + 0.91%) 2/15/38	900,000	747,091
•GPMT Ltd. Series 2021-FL3 A 6.70% (TSFR01M + 1.36%) 7/16/35	2,341,055	2,316,328
•JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-FL12 A 6.83% (TSFR01M + 1.50%) 12/15/31	571,717	513,313
•Natixis Commercial Mortgage Securities Trust Series 2022-RRI A 7.15% (TSFR01M + 1.82%) 3/15/35	356,263	355,595
LVIP PIMCO Low Duration Bond Fund-7

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•NYO Commercial Mortgage Trust Series 2021-1290 A 6.54% (TSFR01M + 1.21%) 11/15/38		4,500,000	$4,320,005
•One New York Plaza Trust Series 2020-1NYP A 6.39% (TSFR01M + 1.06%) 1/15/36		3,000,000	2,880,914
•PFP Ltd. Series 2021-8 A 6.44% (TSFR01M + 1.11%) 8/9/37		738,372	729,141
•Ready Capital Mortgage Financing LLC Series 2021-FL6 A 6.41% (TSFR01M + 1.06%) 7/25/36		722,804	717,711
•SREIT Trust Series 2021-IND A 6.14% (TSFR01M + 0.81%) 10/15/38		300,000	295,593
•Starwood Mortgage Trust Series 2021-HTS A 6.54% (TSFR01M + 1.21%) 4/15/34		2,457,300	2,437,228
•Taurus U.K. DAC Series 2021-UK1A A 6.08% (SONIA + 0.85%) 5/17/31		2,581,043	3,242,698
WFRBS Commercial Mortgage Trust Series 2014-C25 ASB 3.37% 11/15/47		193,578	192,773
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $47,968,305)			46,686,259
ΔSOVEREIGN BONDS–2.15%
Brazil—0.75%
^Brazil Letras do Tesouro Nacional 0.00% 4/1/25	BRL	38,600,000	6,390,009
			6,390,009
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Italy—0.30%
Cassa Depositi e Prestiti SpA 5.88% 4/30/29	2,500,000	$2,537,700
		2,537,700
Republic of Korea—1.10%
Industrial Bank of Korea 2.13% 10/23/24	9,500,000	9,398,140
		9,398,140
Total Sovereign Bonds (Cost $18,586,402)		18,325,849
U.S. TREASURY OBLIGATIONS–13.50%
U.S. Treasury Inflation Indexed Bonds
∞2.13% 4/15/29	28,380,240	28,412,973
2.38% 1/15/25	665,280	659,290
U.S. Treasury Inflation Indexed Notes 0.25% 1/15/25	87,609,669	85,797,586
Total U.S. Treasury Obligations (Cost $115,733,457)		114,869,849

	Number of Shares
MONEY MARKET FUND–0.09%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	738,882	738,882
Total Money Market Fund (Cost $738,882)		738,882

TOTAL INVESTMENTS–104.70% (Cost $906,066,955)	890,626,607

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(4.70%)	(39,969,522)
NET ASSETS APPLICABLE TO 90,016,619 SHARES OUTSTANDING–100.00%	$850,657,085
NET ASSET VALUE PER SHARE–LVIP PIMCO LOW DURATION BOND FUND STANDARD CLASS ($32,259,323 / 3,407,953 Shares)	$9.466
NET ASSET VALUE PER SHARE–LVIP PIMCO LOW DURATION BOND FUND SERVICE CLASS ($818,397,762 / 86,608,666 Shares)	$9.449
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$894,534,741
Distributable earnings/(accumulated loss)	(43,877,656)
TOTAL NET ASSETS	$850,657,085

LVIP PIMCO Low Duration Bond Fund-8

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2024. Rate will reset at a future date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2024.
ΔSecurities have been classified by country of origin.
^Zero coupon security.
∞Fully or partially pledged as collateral for reverse repurchase agreements.

★Includes $5,222,000 cash collateral held at broker for futures contracts, $981,000 cash collateral held at brokers for centrally cleared swap contracts, $8,588 expense reimbursement receivable from Lincoln Financial Investments Corporation, $1,255,974 variation margin due from broker on futures contracts, $685,158 variation margin due from brokers on centrally cleared swap contracts, $41,993,195 payable for securities purchased, $2,089,615 payable for fund shares redeemed, $1,000,000 cash collateral due to brokers for certain open bilateral derivatives, $250,000 cash collateral due to brokers for TBAs, $40,621 other accrued expenses payable, $498,606 due to manager and affiliates, $34,038 payable for audit fee and $46,567 payable for fund accounting fee as of June 30, 2024.

The following foreign currency exchange contracts, futures contracts, reverse repurchase agreements and swap contracts were outstanding at June 30, 2024:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	AUD	2,660,765	USD	(1,775,931)	7/2/24	$—	$(847)
BNP	AUD	297,235	USD	(198,049)	7/2/24	246	—
BNP	AUD	(1,538,000)	USD	1,026,944	7/2/24	894	—
BNP	AUD	(297,235)	USD	198,217	8/2/24	—	(246)
BNP	CAD	(21,611,004)	USD	15,791,269	7/2/24	—	(6,413)
BNP	EUR	(29,563,000)	USD	32,004,878	7/2/24	341,464	—
BNP	EUR	33,717,000	USD	(36,063,703)	7/2/24	48,847	—
BNP	EUR	(33,717,000)	USD	36,116,369	8/2/24	—	(49,267)
BNP	GBP	(5,790,000)	USD	7,396,180	7/2/24	76,956	—
BNP	GBP	5,790,000	USD	(7,321,507)	7/2/24	—	(2,284)
BNP	GBP	(5,790,000)	USD	7,322,706	8/2/24	2,103	—
GSI	BRL	(35,800,000)	USD	7,009,976	7/2/24	607,139	—
GSI	BRL	35,800,000	USD	(6,622,635)	7/2/24	—	(219,799)
GSI	BRL	10,422,888	USD	(2,031,752)	8/2/24	—	(174,440)
GSI	BRL	(38,600,000)	USD	6,924,846	4/2/25	233,637	—
GSI	CAD	2,010,000	USD	(1,462,730)	7/2/24	6,584	—
GSI	CAD	(19,568,360)	USD	14,295,823	8/2/24	—	(18,863)
GSI	CHF	(1,945,163)	USD	2,160,257	7/2/24	—	(5,281)
JPMC	AUD	(2,958,000)	USD	1,968,433	7/2/24	—	(4,945)
JPMC	AUD	1,538,000	USD	(1,025,077)	7/2/24	973	—
JPMC	AUD	(1,982,000)	USD	1,322,261	8/2/24	—	(1,119)
JPMC	BRL	(22,690,624)	USD	4,529,373	7/2/24	471,150	—
JPMC	BRL	22,690,623	USD	(4,136,357)	7/2/24	—	(78,135)
JPMC	BRL	(12,847,035)	USD	2,350,440	9/4/24	69,099	—
JPMC	CHF	(1,930,000)	USD	2,136,222	7/2/24	—	(12,435)
JPMC	CHF	3,873,026	USD	(4,315,807)	7/2/24	—	(3,991)
JPMC	CHF	(3,858,716)	USD	4,315,807	8/2/24	3,827	—
JPMC	EUR	(4,154,000)	USD	4,460,907	7/2/24	11,771	—
Total Foreign Currency Exchange Contracts						$1,874,690	$(578,065)
LVIP PIMCO Low Duration Bond Fund-9

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
212	Australia 10 yr Bonds	$16,061,510	$16,097,114	9/16/24	$—	$(35,604)
71	Long Gilt	8,757,011	8,714,534	9/26/24	42,477	—
(143)	U.S. Treasury 10 yr Notes	(15,727,766)	(15,529,821)	9/19/24	—	(197,945)
(779)	U.S. Treasury 10 yr Ultra Notes	(88,440,844)	(87,199,061)	9/19/24	—	(1,241,783)
2,879	U.S. Treasury 2 yr Notes	587,945,781	587,085,227	9/30/24	860,554	—
(504)	U.S. Treasury 5 yr Notes	(53,715,375)	(53,666,432)	9/30/24	—	(48,943)
(114)	U.S. Treasury Ultra Bonds	(14,289,187)	(14,128,298)	9/19/24	—	(160,889)
Total Futures Contracts					$903,031	$(1,685,164)
Reverse Repurchase Agreements3
Counterparty	Interest Rate	Trade Date	Maturity Date	Principal Amount	Face Value Including Accrued Interest
JPM-collateralized by U.S. Treasury Inflation Indexed Notes 2.125% 4/15/29; market value $10,248,965	5.46%	6/28/24	7/1/24	$(10,302,000)	$(10,306,687)
Swap Contracts1
Interest Rate Swap (IRS) Contracts
Notional Amount[4]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared
AUD17,400,000	4.50	BBSW6M	Pay	Semiannual	9/20/33	$(9,972)	$(118,798)	$108,826	$—
19,500,000	3.75	SOFR12M	Receive	Annual	12/18/29	135,046	83,344	51,702	—
GBP15,300,000	4.00	SONIA12M	Pay	Annual	9/18/29	78,525	125,265	—	(46,740)
Total IRS Contracts							$89,811	$160,528	$(46,740)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2024.
[3] See Note 1 in Notes to Financial Statements.
[4] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
AUD–Australian Dollar
BBSW3M–Bank Bill Swap Rate 3 Months
BBSW6M–Bank Bill Swap Rate 6 Months
BNP–BNP Paribas
BRL–Brazilian Real
CAD–Canadian Dollar
CHF–Swiss Franc
CLO–Collateralized Loan Obligation
EUR–Euro
EURIBOR03M–Euro InterBank Offered Rate EUR 3 Month
GBP–British Pound Sterling
GNMA–Government National Mortgage Association
GS–Goldman Sachs
GSI–Goldman Sachs International
LVIP PIMCO Low Duration Bond Fund-10

LVIP PIMCO Low Duration Bond Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
HSBC–Hong Kong and Shanghai Banking Corporation
IRS–Interest Rate Swap
JPM–JPMorgan
JPMC–JPMorgan Chase
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SONIA–Sterling Overnight Index Average
TBA–To be announced
TSFR01M–1 Month Term Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
SOFR12M–Secured Overnight Financing Rate 12 Months
SONIA12M–Sterling Overnight Index Average Offered Rate GBP 12 Month
SOFR30A–Secured Overnight Financing Rate 30 Days Average
USD–United States Dollar
WF–Wells Fargo
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund-11

LVIP PIMCO Low Duration Bond Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Interest	$23,094,669
EXPENSES:
Management fees	2,153,247
Interest expense on reverse repurchase agreements and securities sold short	1,265,096
Distribution fees-Service Class	1,008,104
Shareholder servicing fees	124,888
Accounting and administration expenses	89,212
Professional fees	46,549
Custodian fees	22,254
Trustees’ fees and expenses	14,407
Reports and statements to shareholders	14,296
Pricing fees	10,427
Consulting fees	1,433
Other	8,212
4,758,125
Less:
Management fees waived	(260,829)
Expenses reimbursed	(70,850)
Total operating expenses	4,426,446
NET INVESTMENT INCOME	18,668,223
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(2,308,938)
Foreign currencies	(246,525)
Foreign currency exchange contracts	517,512
Futures contracts	(1,818,686)
Options purchased	366,525
Options written	188,016
Swap contracts	(782,482)
Net realized loss	(4,084,578)
Net change in unrealized appreciation (depreciation) of:
Investments	(758,208)
Foreign currencies	(11,372)
Foreign currency exchange contracts	2,032,659
Futures contracts	(400,868)
Swap contracts	480,429
Net change in unrealized appreciation (depreciation)	1,342,640
NET REALIZED AND UNREALIZED LOSS	(2,741,938)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,926,285
See accompanying notes, which are an integral part of the financial statements.

LVIP PIMCO Low Duration Bond Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$18,668,223	$35,880,764
Net realized loss	(4,084,578)	(35,839,613)
Net change in unrealized appreciation (depreciation)	1,342,640	43,851,674
Net increase in net assets resulting from operations	15,926,285	43,892,825
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(2,924,889)
Service Class	—	(25,039,760)
Return of capital:
Standard Class	—	(54,882)
Service Class	—	(199,562)
	—	(28,219,093)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,801,845	7,997,083
Service Class	110,149,307	168,119,257
Reinvestment of dividends and distributions:
Standard Class	—	2,979,771
Service Class	—	25,239,322
	116,951,152	204,335,433
Cost of shares redeemed:
Standard Class	(62,983,023)	(305,350,381)
Service Class	(99,766,679)	(199,687,387)
	(162,749,702)	(505,037,768)
Decrease in net assets derived from capital share transactions	(45,798,550)	(300,702,335)
NET DECREASE IN NET ASSETS	(29,872,265)	(285,028,603)
NET ASSETS:
Beginning of period	880,529,350	1,165,557,953
End of period	$850,657,085	$880,529,350
See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund-12

LVIP PIMCO Low Duration Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP PIMCO Low Duration Bond Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$9.282	$9.167	$9.854	$10.085	$9.900	$9.882
Income (loss) from investment operations:
Net investment income[2]	0.211	0.353	0.174	0.105	0.166	0.242
Net realized and unrealized gain (loss)	(0.027)	0.092	(0.655)	(0.170)	0.238	0.089
Total from investment operations	0.184	0.445	(0.481)	(0.065)	0.404	0.331
Less dividends and distributions from:
Net investment income	—	(0.328)	(0.143)	(0.115)	(0.153)	(0.313)
Net realized gain	—	—	—	—	(0.048)	—
Return of capital	—	(0.002)	(0.063)	(0.051)	(0.018)	—
Total dividends and distributions	—	(0.330)	(0.206)	(0.166)	(0.219)	(0.313)
Net asset value, end of period	$9.466	$9.282	$9.167	$9.854	$10.085	$9.900
Total return[3]	1.98%	4.87%	(4.88% )	(0.64% )	4.09%	3.37%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$32,259	$87,466	$376,412	$135,986	$167,331	$390,993
Ratio of expenses to average net assets[4]	0.79%	0.66%	0.51%	0.53%	0.54%	0.54%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.87%	0.74%	0.58%	0.57%	0.58%	0.58%
Ratio of net investment income to average net assets[5]	4.57%	3.79%	1.85%	1.04%	1.64%	2.41%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.49%	3.71%	1.78%	1.00%	1.60%	2.37%
Portfolio turnover	98%	383%	1,035%	461%	852%	715%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]
The ratio of expenses to average net assets excluding interest expense for the six months ended June 30, 2024, the years ended 2023, 2022, 2021, and 2020 was 0.50%,
0.50%, 0.50%, 0.53%, and 0.54%, respectively.

[5]
The ratio of net investment income to average net assets excluding interest expense for the six months ended June 30, 2024, the years ended 2023, 2022, 2021, and 2020 was 4.86%, 3.95%, 1.86%, 1.04%, and 1.64%, respectively.

See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund-13

LVIP PIMCO Low Duration Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP PIMCO Low Duration Bond Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$9.277	$9.162	$9.849	$10.080	$9.898	$9.881
Income (loss) from investment operations:
Net investment income[2]	0.201	0.325	0.152	0.079	0.140	0.217
Net realized and unrealized gain (loss)	(0.029)	0.095	(0.655)	(0.168)	0.238	0.088
Total from investment operations	0.172	0.420	(0.503)	(0.089)	0.378	0.305
Less dividends and distributions from:
Net investment income	—	(0.303)	(0.120)	(0.099)	(0.132)	(0.288)
Net realized gain	—	—	—	—	(0.048)	—
Return of capital	—	(0.002)	(0.064)	(0.043)	(0.016)	—
Total dividends and distributions	—	(0.305)	(0.184)	(0.142)	(0.196)	(0.288)
Net asset value, end of period	$9.449	$9.277	$9.162	$9.849	$10.080	$9.898
Total return[3]	1.85%	4.61%	(5.12% )	(0.89% )	3.83%	3.11%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$818,398	$793,063	$789,146	$815,181	$720,390	$564,954
Ratio of expenses to average net assets[4]	1.04%	0.94%	0.76%	0.78%	0.79%	0.79%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.12%	1.02%	0.83%	0.82%	0.83%	0.83%
Ratio of net investment income to average net assets[5]	4.32%	3.51%	1.60%	0.79%	1.39%	2.16%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.24%	3.43%	1.53%	0.75%	1.35%	2.12%
Portfolio turnover	98%	383%	1,035%	461%	852%	715%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]
The ratio of expenses to average net assets excluding interest expense for the six months ended June 30, 2024, the years ended 2023, 2022, 2021, and 2020 was 0.75%,
0.75%, 0.75%, 0.78%, and 0.79%, respectively.

[5]
The ratio of net investment income to average net assets excluding interest expense for the six months ended June 30, 2024, the years ended 2023, 2022, 2021, and 2020 was 4.61%, 3.70%, 1.61%, 0.79%, and 1.39%, respectively.

See accompanying notes, which are an integral part of the financial statements.
LVIP PIMCO Low Duration Bond Fund-14

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP PIMCO Low Duration Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek a high level of current income consistent with preservation of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a
LVIP PIMCO Low Duration Bond Fund-15

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2024, the value and cost of foreign currency held by the LVIP PIMCO Low Duration Bond Fund is $966,557 and $987,725 respectively.
Repurchase Agreements–The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. As of June 30, 2024, there were no open repurchase agreements.
Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank or broker/dealer and agrees to repurchase the securities at an agreed upon date and price. The Fund will maintain, in a segregated account with its custodian, cash, cash equivalents or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements. The Fund will subject its reverse repurchase agreements to the borrowing provisions set forth in the 1940 Act. The use of reverse repurchase agreements by the Fund creates leverage, which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case. At June 30, 2024, the Fund pledged $10,248,965 in securities as collateral for reverse repurchase agreements.
Cash and Cash Equivalents–Cash and cash equivalents include deposits held at financial institutions, which are available for the Fund’s use with no restrictions, with original maturities of 90 days or less.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.50% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.05% on the first $500 million of the Fund’s
LVIP PIMCO Low Duration Bond Fund-16

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
average daily net assets and 0.075% of the Fund’s average daily net assets in excess of $500 million.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses and interest expense) exceed 0.50% of the Fund's average daily net assets for the Standard Class and 0.75% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2024	2025	2026	Total
LFI	$74,643	$105,916	$131,939	$312,498
Pacific Investment Management Company LLC (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$36,946
Legal	5,622
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $8,575 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$8,588
Management fees payable to LFI	307,087
Distribution fees payable to LFD	167,940
Printing and mailing fees payable to Lincoln Life	3,324
Shareholder servicing fees payable to Lincoln Life	20,255
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2024, the Fund did not engage in any 17a-7 securities purchases or sales.
LVIP PIMCO Low Duration Bond Fund-17

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$129,861,581
Purchases of U.S. government securities	695,971,120
Sales other than U.S. government securities	217,721,459
Sales of U.S. government securities	833,426,605
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$906,066,955
Aggregate unrealized appreciation of investments and derivatives	$4,692,913
Aggregate unrealized depreciation of investments and derivatives	(19,504,981)
Net unrealized depreciation of investments and derivatives	$(14,812,068)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP PIMCO Low Duration Bond Fund-18

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$52,481,004	$—	$52,481,004
Agency Commercial Mortgage-Backed Security	—	509,206	—	509,206
Agency Mortgage-Backed Security	—	39,912,578	—	39,912,578
Agency Obligations	—	59,333,596	—	59,333,596
Corporate Bonds	—	259,347,484	—	259,347,484
Municipal Bonds	—	17,964,474	—	17,964,474
Non-Agency Asset-Backed Securities	—	247,963,493	—	247,963,493
Non-Agency Collateralized Mortgage Obligations	—	32,493,933	—	32,493,933
Non-Agency Commercial Mortgage-Backed Securities	—	46,686,259	—	46,686,259
Sovereign Bonds	—	18,325,849	—	18,325,849
U.S. Treasury Obligations	—	114,869,849	—	114,869,849
Money Market Fund	738,882	—	—	738,882
Total Investments	$738,882	$889,887,725	$—	$890,626,607
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$1,874,690	$—	$1,874,690
Futures Contracts	$903,031	$—	$—	$903,031
Swap Contracts	$—	$160,528	$—	$160,528
Liabilities:
Foreign Currency Exchange Contracts	$—	$(578,065)	$—	$(578,065)
Futures Contracts	$(1,685,164)	$—	$—	$(1,685,164)
Reverse Repurchase Agreement	$—	$(10,302,000)	$—	$(10,302,000)
Swap Contract	$—	$(46,740)	$—	$(46,740)
There were no Level 3 investments at the end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	725,766	859,473
Service Class	11,776,900	18,103,945
Shares reinvested:
Standard Class	—	323,045
Service Class	—	2,737,454
	12,502,666	22,023,917
Shares redeemed:
Standard Class	(6,741,187)	(32,821,141)
Service Class	(10,656,517)	(21,482,003)
	(17,397,704)	(54,303,144)
Net decrease	(4,895,038)	(32,279,227)
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP PIMCO Low Duration Bond Fund-19

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2024, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to fix the U.S. dollar value of a security between trade date and settlement date.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; to facilitate investments in portfolio securities; to reduce transaction costs and as a cash management tool.
Swap Contracts–The Fund may enter into CDS contracts and interest rate swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event (including single name, baskets, and systemic), to enhance total return or to gain exposure to certain securities or markets. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or hedge against changes in interest rates.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from (paid to) the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, trading these instruments through a central counterparty.
During the six months ended June 30, 2024, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
LVIP PIMCO Low Duration Bond Fund-20

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the six months ended June 30, 2024, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to a central counterparty for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the six months ended June 30, 2024, the Fund used CDS contracts to hedge against credit events; to enhance total return and to gain exposure to certain securities or markets.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Liabilities net of receivables and other assets	$1,874,690	Liabilities net of receivables and other assets	$(578,065)
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	903,031	Liabilities net of receivables and other assets	(1,685,164)
Swap contracts (Interest rate contracts)	Liabilities net of receivables and other assets	160,528	Liabilities net of receivables and other assets	(46,740)
Total		$2,938,249		$(2,309,969)
LVIP PIMCO Low Duration Bond Fund-21

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$517,512	$2,032,659
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(1,818,686)	(400,868)
Options purchased (Interest rate contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	366,525	—
Options written (Interest rate contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	188,016	—
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(795,697)	814,103
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	13,215	(333,674)
Total		$(1,529,115)	$2,112,220
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$65,555,441	$143,505,290
Futures contracts (average notional value)	502,658,313	145,072,022
Options contracts (average value)	31,791	24,617
At June 30, 2024, the Fund received cash collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
BNP Paribas SA	$480,000
Goldman Sachs International	260,000
JPMorgan Chase Bank	260,000
Total	$1,000,000
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
LVIP PIMCO Low Duration Bond Fund-22

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
At June 30, 2024, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
BNP Paribas SA	$470,510	$(59,057)	$411,453
Goldman Sachs International	847,360	(418,383)	428,977
JPMorgan Chase Bank	556,820	(100,625)	456,195
Total	$1,874,690	$(578,065)	$1,296,625

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
BNP Paribas SA	$411,453	$—	$(411,453)	$—	$—	$—
Goldman Sachs International	428,977	—	(260,000)	—	—	168,977
JPMorgan Chase Bank	456,195	—	(260,000)	—	—	196,195
Total	$1,296,625	$—	$(931,453)	$—	$—	$365,172

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
Reverse repurchase agreements
Reverse repurchase transactions are entered into by the Fund under Master Reverse Repurchase Agreements (each, an “MRRA”), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRRA with collateral  held and/or posted to the counterparty  and create one single net payment due to or from the Fund. With reverse repurchase transactions, typically the Fund and the counterparties are permitted to sell, repledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRRA counterparty’s  bankruptcy or insolvency. Pursuant to the terms of the MRRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRRA counterparty,  the Fund is considered  unsecured creditors with respect to excess collateral and, as such, the return of excess collateral may be delayed. As of June 30, 2024, the following table is a summary of the Fund’s reverse repurchase agreements by counterparty which are subject to offset under an MRRA:
Counterparty	Reverse Repurchase Agreement	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
JPMorgan Chase Bank	$(10,302,000)	$10,248,965	$—	$(53,035)
Total	$(10,302,000)	$10,248,965	$—	$(53,035)

[1] Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate
LVIP PIMCO Low Duration Bond Fund-23

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU was effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In March 2021, the Financial Conduct Authority (FCA), regulator of financial services firms and financial markets in the United Kingdom, announced that the intended cessation date of the overnight 1-, 3-, 6-, and 12-month tenors of USD LIBOR would be June 30, 2023. In December 2022, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2022-06, Reference Rate Reform (Topic 848)-Deferral of the Sunset Date of Topic 848. The amendments in this update defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management is currently evaluating the impact, if any, of applying this ASU.
LVIP PIMCO Low Duration Bond Fund-24

LVIP PIMCO Low Duration Bond Fund
Notes to Financial Statements (continued)
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP PIMCO Low Duration Bond Fund-25

LVIP SSGA Index Allocation Funds
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP Structured Allocation Funds
LVIP Structured Conservative Allocation Fund
LVIP Structured Moderate Allocation Fund
LVIP Structured Moderately Aggressive Allocation Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP Allocation Funds

LVIP SSGA Conservative Index Allocation Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–86.00%
INVESTMENT COMPANIES–86.00%
Equity Funds–22.13%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	328,952	$4,282,300
LVIP SSGA S&P 500 Index Fund	792,696	24,146,302
LVIP SSGA Small-Cap Index Fund	91,228	2,881,888
		31,310,490
Fixed Income Fund–49.91%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	7,108,401	70,600,644
		70,600,644
International Equity Fund–13.96%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,794,188	19,752,216
		19,752,216
Total Affiliated Investments (Cost $101,614,126)		121,663,350

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–14.01%
INVESTMENT COMPANIES–14.01%
Equity Fund–9.99%
Schwab US TIPS ETF	271,689	$14,130,545
		14,130,545
International Equity Fund–4.02%
iShares Core MSCI Emerging Markets ETF	106,161	5,682,798
		5,682,798
Total Unaffiliated Investments (Cost $18,597,077)		19,813,343

TOTAL INVESTMENTS–100.01% (Cost $120,211,203)	141,476,693
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(17,785)
NET ASSETS APPLICABLE TO 10,379,479 SHARES OUTSTANDING–100.00%	$141,458,908

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-1

LVIP SSGA Moderate Index Allocation Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–84.00%
INVESTMENT COMPANIES–84.00%
Equity Funds–34.18%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	2,858,018	$37,205,674
LVIP SSGA S&P 500 Index Fund	4,861,451	148,084,646
LVIP SSGA Small-Cap Index Fund	792,624	25,039,008
		210,329,328
Fixed Income Fund–29.90%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	18,527,435	184,014,481
		184,014,481
International Equity Fund–19.92%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	11,134,279	122,577,283
		122,577,283
Total Affiliated Investments (Cost $383,775,299)		516,921,092

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–16.03%
INVESTMENT COMPANIES–16.03%
Equity Fund–10.00%
Schwab US TIPS ETF	1,182,875	$61,521,329
		61,521,329
International Equity Fund–6.03%
iShares Core MSCI Emerging Markets ETF	693,298	37,112,242
		37,112,242
Money Market Fund–0.00%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	21,523	21,523
		21,523
Total Unaffiliated Investments (Cost $92,897,916)		98,655,094

TOTAL INVESTMENTS–100.03% (Cost $476,673,215)	615,576,186
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(196,486)
NET ASSETS APPLICABLE TO 37,125,411 SHARES OUTSTANDING–100.00%	$615,379,700

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-2

LVIP SSGA Moderately Aggressive Index Allocation Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–84.99%
INVESTMENT COMPANIES–84.99%
Equity Funds–38.19%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	3,200,378	$41,662,520
LVIP SSGA S&P 500 Index Fund	5,055,000	153,980,350
LVIP SSGA Small-Cap Index Fund	950,977	30,041,380
		225,684,250
Fixed Income Fund–24.90%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	14,819,047	147,182,772
		147,182,772
International Equity Fund–21.90%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	11,755,432	129,415,550
		129,415,550
Total Affiliated Investments (Cost $361,115,276)		502,282,572

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–15.04%
INVESTMENT COMPANIES–15.04%
Equity Fund–4.99%
Schwab US TIPS ETF	567,825	$29,532,578
		29,532,578
International Equity Fund–10.05%
iShares Core MSCI Emerging Markets ETF	1,109,371	59,384,630
		59,384,630
Total Unaffiliated Investments (Cost $80,555,501)		88,917,208

TOTAL INVESTMENTS–100.03% (Cost $441,670,777)	591,199,780
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(187,216)
NET ASSETS APPLICABLE TO 33,639,877 SHARES OUTSTANDING–100.00%	$591,012,564

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-3

LVIP Structured Conservative Allocation Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–90.04%
INVESTMENT COMPANIES–90.04%
Equity Funds–22.15%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	1,542,094	$22,289,427
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	701,217	8,462,291
		30,751,718
Fixed Income Fund–49.89%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	6,972,318	69,249,065
		69,249,065
International Equity Funds–18.00%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	702,748	5,604,413
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP Franklin Templeton Multi-Factor International Equity Fund	2,265,355	$19,375,581
		24,979,994
Total Affiliated Investments (Cost $118,736,050)		124,980,777

UNAFFILIATED INVESTMENT–10.01%
INVESTMENT COMPANY–10.01%
Equity Fund–10.01%
Schwab US TIPS ETF	267,093	13,891,507
Total Unaffiliated Investment (Cost $13,878,184)		13,891,507

TOTAL INVESTMENTS–100.05% (Cost $132,614,234)	138,872,284
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(73,762)
NET ASSETS APPLICABLE TO 12,134,417 SHARES OUTSTANDING–100.00%	$138,798,522

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-4

LVIP Structured Moderate Allocation Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–90.04%
INVESTMENT COMPANIES–90.04%
Equity Funds–34.19%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	11,759,064	$169,965,507
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	5,941,036	71,696,422
		241,661,929
Fixed Income Fund–29.89%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	21,266,995	211,223,796
		211,223,796
International Equity Funds–25.96%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	5,358,675	42,735,433
LVIP Franklin Templeton Multi-Factor International Equity Fund	16,451,995	140,713,916
		183,449,349
Total Affiliated Investments (Cost $576,014,416)		636,335,074

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–9.98%
INVESTMENT COMPANIES–9.98%
Equity Fund–9.98%
Schwab US TIPS ETF	1,355,433	$70,496,070
		70,496,070
Money Market Fund–0.00%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	29,248	29,248
		29,248
Total Unaffiliated Investments (Cost $70,458,257)		70,525,318

TOTAL INVESTMENTS–100.02% (Cost $646,472,673)	706,860,392
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(154,429)
NET ASSETS APPLICABLE TO 54,321,979 SHARES OUTSTANDING–100.00%	$706,705,963

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-5

LVIP Structured Moderately Aggressive Allocation Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.04%
INVESTMENT COMPANIES–95.04%
Equity Funds–38.20%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	8,322,407	$120,292,066
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	4,657,664	56,208,697
		176,500,763
Fixed Income Fund–24.89%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	11,577,998	114,992,676
		114,992,676
International Equity Funds–31.95%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	5,834,780	46,532,373
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP Franklin Templeton Multi-Factor International Equity Fund	11,822,741	$101,119,902
		147,652,275
Total Affiliated Investments (Cost $392,633,330)		439,145,714

UNAFFILIATED INVESTMENT–5.00%
INVESTMENT COMPANY–5.00%
Equity Fund–5.00%
Schwab US TIPS ETF	443,588	23,071,012
Total Unaffiliated Investment (Cost $23,049,143)		23,071,012

TOTAL INVESTMENTS–100.04% (Cost $415,682,473)	462,216,726
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(166,980)
NET ASSETS APPLICABLE TO 33,325,459 SHARES OUTSTANDING–100.00%	$462,049,746

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-6

LVIP Allocation Funds
Statements of Assets and Liabilities
June 30, 2024 (unaudited)
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
ASSETS:
Affiliated investments, at value	$121,663,350	$516,921,092	$502,282,572	$124,980,777	$636,335,074	$439,145,714
Unaffiliated investments, at value	19,813,343	98,655,094	88,917,208	13,891,507	70,525,318	23,071,012
Receivable for fund shares sold	360,946	197,691	493,675	19,668	1,467,191	36,340
Expense reimbursement receivable from Lincoln Financial Investments Corporation	4,902	—	—	—	—	—
Receivable for securities sold	2,150	—	127,510	5,565	—	52,753
Prepaid expenses	357	1,512	1,422	363	1,780	1,594
Dividends and interest receivable	37	446	402	52	323	87
TOTAL ASSETS	141,845,085	615,775,835	591,822,789	138,897,932	708,329,686	462,307,500
LIABILITIES:
Payable for securities purchased	276,450	42,731	—	1,846	1,148,605	—
Payable for fund shares redeemed	39,492	172,357	622,713	17,617	223,339	91,323
Due to manager and affiliates	38,299	149,127	138,261	44,169	217,283	133,616
Payable for fund accounting fee	14,592	14,687	14,679	14,592	14,713	14,659
Payable for audit fee	11,306	11,306	11,306	11,306	11,306	11,306
Other accrued expenses payable	3,785	5,927	5,393	4,268	8,477	6,384
Due to custodian	2,253	—	17,873	5,612	—	466
TOTAL LIABILITIES	386,177	396,135	810,225	99,410	1,623,723	257,754
TOTAL NET ASSETS	$141,458,908	$615,379,700	$591,012,564	$138,798,522	$706,705,963	$462,049,746
Affiliated investments, at cost	$101,614,126	$383,775,299	$361,115,276	$118,736,050	$576,014,416	$392,633,330
Unaffiliated investments, at cost	18,597,077	92,897,916	80,555,501	13,878,184	70,458,257	23,049,143
Standard Class:
Net Assets	$56,743,832	$329,747,319	$342,579,055	$23,914,438	$160,265,131	$143,017,837
Shares Outstanding	4,159,004	19,873,833	19,466,574	2,088,595	12,302,017	10,301,227
Net Asset Value Per Share	$13.644	$16.592	$17.598	$11.450	$13.028	$13.884
Service Class:
Net Assets	$84,715,076	$285,632,381	$248,433,509	$114,884,084	$546,440,832	$319,031,909
Shares Outstanding	6,220,475	17,251,578	14,173,303	10,045,822	42,019,962	23,024,232
Net Asset Value Per Share	$13.619	$16.557	$17.528	$11.436	$13.004	$13.856
LVIP Allocation Funds-7

LVIP Allocation Funds
Statements of Assets and Liabilities (continued)

	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$124,870,927	$484,224,187	$450,058,664	$127,347,497	$579,891,359	$371,503,665
Distributable earnings/(accumulated loss)	16,587,981	131,155,513	140,953,900	11,451,025	126,814,604	90,546,081
TOTAL NET ASSETS	$141,458,908	$615,379,700	$591,012,564	$138,798,522	$706,705,963	$462,049,746
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-8

LVIP Allocation Funds
Statements of Operations
Six Months Ended June 30, 2024 (unaudited)
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$330,902	$1,556,928	$1,153,150	$273,918	$1,380,899	$452,345
EXPENSES:
Management fees	104,213	451,637	430,426	104,661	524,308	343,935
Distribution fees-Service Class	103,856	354,145	306,049	145,313	679,676	398,869
Accounting and administration expenses	21,335	44,342	42,791	21,411	49,346	37,351
Shareholder servicing fees	20,148	87,317	83,216	20,235	101,366	66,494
Professional fees	16,319	20,614	20,288	16,335	21,565	19,337
Reports and statements to shareholders	2,345	4,871	4,661	2,228	7,188	3,964
Trustees’ fees and expenses	2,232	9,509	8,946	2,271	11,208	7,378
Custodian fees	1,570	2,275	2,240	1,555	2,406	2,040
Consulting fees	1,157	1,312	1,299	1,158	1,350	1,267
Index fees	654	2,706	2,542	—	—	—
Pricing fees	36	36	36	31	31	31
Other	2,045	5,498	5,161	2,850	10,535	7,063
	275,910	984,262	907,655	318,048	1,408,979	887,729
Less:
Expenses reimbursed	(33,103)	—	—	—	—	—
Total operating expenses	242,807	984,262	907,655	318,048	1,408,979	887,729
NET INVESTMENT INCOME (LOSS)	88,095	572,666	245,495	(44,130)	(28,080)	(435,384)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	1,519,169	5,030,220	2,936,221	(51,950)	2,716,582	1,127,845
Sale of unaffiliated investments	(1,031,133)	(5,354,434)	(2,805,523)	(818,964)	(4,686,397)	(1,490,332)
Net realized gain (loss)	488,036	(324,214)	130,698	(870,914)	(1,969,815)	(362,487)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	2,733,917	23,423,651	27,028,629	5,321,788	38,942,282	30,211,036
Unaffiliated investments	1,260,053	7,038,207	5,950,469	722,357	4,206,133	1,329,900
Net change in unrealized appreciation (depreciation)	3,993,970	30,461,858	32,979,098	6,044,145	43,148,415	31,540,936
NET REALIZED AND UNREALIZED GAIN	4,482,006	30,137,644	33,109,796	5,173,231	41,178,600	31,178,449
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,570,101	$30,710,310	$33,355,291	$5,129,101	$41,150,520	$30,743,065
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-9

LVIP Allocation Funds
Statements of Changes in Net Assets
	LVIP SSGA Conservative Index Allocation Fund		LVIP SSGA Moderate Index Allocation Fund		LVIP SSGA Moderately Aggressive Index Allocation Fund
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$88,095	$3,085,953	$572,666	$12,265,308	$245,495	$11,064,385
Net realized gain (loss)	488,036	(77,277)	(324,214)	4,816,630	130,698	4,309,688
Net change in unrealized appreciation (depreciation)	3,993,970	10,576,511	30,461,858	54,090,673	32,979,098	56,156,568
Net increase in net assets resulting from operations	4,570,101	13,585,187	30,710,310	71,172,611	33,355,291	71,530,641
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(2,065,696)	—	(14,079,947)	—	(14,998,030)
Service Class	—	(2,946,782)	—	(12,265,445)	—	(10,902,826)
	—	(5,012,478)	—	(26,345,392)	—	(25,900,856)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,216,459	9,159,502	25,987,892	36,185,130	27,307,078	44,718,637
Service Class	5,649,821	10,980,288	12,623,909	28,020,984	13,238,242	32,973,997
Reinvestment of dividends and distributions:
Standard Class	—	2,065,696	—	14,079,947	—	14,998,030
Service Class	—	2,946,782	—	12,265,445	—	10,902,826
	9,866,280	25,152,268	38,611,801	90,551,506	40,545,320	103,593,490
Cost of shares redeemed:
Standard Class	(4,784,812)	(9,507,939)	(24,941,476)	(32,437,020)	(22,857,461)	(38,430,075)
Service Class	(8,745,254)	(15,989,742)	(24,931,619)	(40,560,199)	(20,256,785)	(36,275,808)
	(13,530,066)	(25,497,681)	(49,873,095)	(72,997,219)	(43,114,246)	(74,705,883)
Increase (decrease) in net assets derived from capital share transactions	(3,663,786)	(345,413)	(11,261,294)	17,554,287	(2,568,926)	28,887,607
NET INCREASE (DECREASE) IN NET ASSETS	906,315	8,227,296	19,449,016	62,381,506	30,786,365	74,517,392
NET ASSETS:
Beginning of period	140,552,593	132,325,297	595,930,684	533,549,178	560,226,199	485,708,807
End of period	$141,458,908	$140,552,593	$615,379,700	$595,930,684	$591,012,564	$560,226,199
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-10

LVIP Allocation Funds
Statements of Changes in Net Assets (continued)
	LVIP Structured Conservative Allocation Fund		LVIP Structured Moderate Allocation Fund		LVIP Structured Moderately Aggressive Allocation Fund
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(44,130)	$3,287,641	$(28,080)	$16,133,326	$(435,384)	$10,511,061
Net realized gain (loss)	(870,914)	13,240,212	(1,969,815)	94,533,052	(362,487)	66,889,350
Net change in unrealized appreciation (depreciation)	6,044,145	(2,883,969)	43,148,415	(26,884,332)	31,540,936	(18,218,778)
Net increase in net assets resulting from operations	5,129,101	13,643,884	41,150,520	83,782,046	30,743,065	59,181,633
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(829,782)	—	(6,882,926)	—	(6,409,507)
Service Class	—	(4,038,458)	—	(24,017,005)	—	(13,886,389)
	—	(4,868,240)	—	(30,899,931)	—	(20,295,896)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,220,607	6,069,337	10,231,621	28,707,137	13,417,330	20,643,165
Service Class	6,284,553	6,079,785	8,257,747	21,260,994	4,162,359	13,237,783
Reinvestment of dividends and distributions:
Standard Class	—	829,782	—	6,882,926	—	6,409,507
Service Class	—	4,038,458	—	24,017,005	—	13,886,389
	7,505,160	17,017,362	18,489,368	80,868,062	17,579,689	54,176,844
Cost of shares redeemed:
Standard Class	(1,094,404)	(6,412,455)	(11,306,281)	(33,621,444)	(23,080,746)	(19,199,222)
Service Class	(14,837,826)	(24,280,294)	(42,788,987)	(100,651,718)	(27,852,550)	(51,752,230)
	(15,932,230)	(30,692,749)	(54,095,268)	(134,273,162)	(50,933,296)	(70,951,452)
Increase (decrease) in net assets derived from capital share transactions	(8,427,070)	(13,675,387)	(35,605,900)	(53,405,100)	(33,353,607)	(16,774,608)
NET INCREASE (DECREASE) IN NET ASSETS	(3,297,969)	(4,899,743)	5,544,620	(522,985)	(2,610,542)	22,111,129
NET ASSETS:
Beginning of period	142,096,491	146,996,234	701,161,343	701,684,328	464,660,288	442,549,159
End of period	$138,798,522	$142,096,491	$706,705,963	$701,161,343	$462,049,746	$464,660,288
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-11

LVIP SSGA Conservative Index Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Conservative Index Allocation Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$13.195	$12.378	$15.237	$14.733	$13.532	$12.157
Income (loss) from investment operations:
Net investment income[2]	0.018	0.314	0.340	0.305	0.273	0.306
Net realized and unrealized gain (loss)	0.431	1.006	(2.596)	0.634	1.368	1.495
Total from investment operations	0.449	1.320	(2.256)	0.939	1.641	1.801
Less dividends and distributions from:
Net investment income	—	(0.318)	(0.363)	(0.322)	(0.294)	(0.319)
Net realized gain	—	(0.185)	(0.240)	(0.113)	(0.146)	(0.107)
Total dividends and distributions	—	(0.503)	(0.603)	(0.435)	(0.440)	(0.426)
Net asset value, end of period	$13.644	$13.195	$12.378	$15.237	$14.733	$13.532
Total return[3]	3.40%	10.73%	(14.75% )	6.37%	12.18%	14.83%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$56,744	$55,436	$50,418	$58,531	$49,097	$38,885
Ratio of expenses to average net assets[4]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.25%	0.25%	0.25%	0.24%	0.26%	0.29%
Ratio of net investment income to average net assets	0.28% [5]	2.43%	2.52%	2.00%	1.97%	2.33%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.23% [5]	2.38%	2.47%	1.96%	1.91%	2.24%
Portfolio turnover	16%	13%	16%	15%	31%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-12

LVIP SSGA Conservative Index Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Conservative Index Allocation Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$13.187	$12.372	$15.227	$14.726	$13.528	$12.156
Income (loss) from investment operations:
Net investment income[2]	0.002	0.281	0.306	0.266	0.238	0.273
Net realized and unrealized gain (loss)	0.430	1.004	(2.593)	0.632	1.366	1.492
Total from investment operations	0.432	1.285	(2.287)	0.898	1.604	1.765
Less dividends and distributions from:
Net investment income	—	(0.285)	(0.328)	(0.284)	(0.260)	(0.286)
Net realized gain	—	(0.185)	(0.240)	(0.113)	(0.146)	(0.107)
Total dividends and distributions	—	(0.470)	(0.568)	(0.397)	(0.406)	(0.393)
Net asset value, end of period	$13.619	$13.187	$12.372	$15.227	$14.726	$13.528
Total return[3]	3.28%	10.46%	(14.96% )	6.10%	11.91%	14.54%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$84,715	$85,116	$81,908	$103,670	$98,050	$83,153
Ratio of expenses to average net assets[4]	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.50%	0.50%	0.50%	0.49%	0.51%	0.54%
Ratio of net investment income to average net assets	0.03% [5]	2.18%	2.27%	1.75%	1.72%	2.08%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.02% )[5]	2.13%	2.22%	1.71%	1.66%	1.99%
Portfolio turnover	16%	13%	16%	15%	31%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-13

LVIP SSGA Moderate Index Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderate Index Allocation Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$15.763	$14.551	$18.135	$16.887	$15.344	$13.362
Income (loss) from investment operations:
Net investment income[2]	0.025	0.354	0.409	0.351	0.282	0.325
Net realized and unrealized gain (loss)	0.804	1.597	(3.221)	1.403	1.817	2.108
Total from investment operations	0.829	1.951	(2.812)	1.754	2.099	2.433
Less dividends and distributions from:
Net investment income	—	(0.358)	(0.442)	(0.399)	(0.343)	(0.342)
Net realized gain	—	(0.381)	(0.330)	(0.107)	(0.213)	(0.109)
Total dividends and distributions	—	(0.739)	(0.772)	(0.506)	(0.556)	(0.451)
Net asset value, end of period	$16.592	$15.763	$14.551	$18.135	$16.887	$15.344
Total return[3]	5.26%	13.57%	(15.41% )	10.39%	13.83%	18.24%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$329,747	$312,213	$271,486	$308,832	$267,776	$208,502
Ratio of expenses to average net assets[4]	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.21%	0.21%	0.21%	0.21%	0.21%	0.24%
Ratio of net investment income to average net assets	0.31% [5]	2.31%	2.58%	1.96%	1.84%	2.21%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.31% [5]	2.31%	2.58%	1.96%	1.84%	2.18%
Portfolio turnover	15%	10%	12%	10%	23%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-14

LVIP SSGA Moderate Index Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderate Index Allocation Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$15.749	$14.542	$18.121	$16.875	$15.337	$13.359
Income (loss) from investment operations:
Net investment income[2]	0.005	0.316	0.369	0.306	0.243	0.288
Net realized and unrealized gain (loss)	0.803	1.592	(3.216)	1.402	1.812	2.104
Total from investment operations	0.808	1.908	(2.847)	1.708	2.055	2.392
Less dividends and distributions from:
Net investment income	—	(0.320)	(0.402)	(0.355)	(0.304)	(0.305)
Net realized gain	—	(0.381)	(0.330)	(0.107)	(0.213)	(0.109)
Total dividends and distributions	—	(0.701)	(0.732)	(0.462)	(0.517)	(0.414)
Net asset value, end of period	$16.557	$15.749	$14.542	$18.121	$16.875	$15.337
Total return[3]	5.13%	13.28%	(15.62% )	10.12%	13.55%	17.94%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$285,632	$283,718	$262,063	$332,821	$305,451	$284,453
Ratio of expenses to average net assets[4]	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.46%	0.46%	0.46%	0.46%	0.46%	0.49%
Ratio of net investment income to average net assets	0.06% [5]	2.06%	2.33%	1.71%	1.59%	1.96%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.06% [5]	2.06%	2.33%	1.71%	1.59%	1.93%
Portfolio turnover	15%	10%	12%	10%	23%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-15

LVIP SSGA Moderately Aggressive Index Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderately Aggressive Index Allocation Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$16.604	$15.194	$18.970	$17.483	$15.891	$13.689
Income (loss) from investment operations:
Net investment income[2]	0.016	0.360	0.395	0.344	0.287	0.323
Net realized and unrealized gain (loss)	0.978	1.862	(3.426)	1.643	1.950	2.371
Total from investment operations	0.994	2.222	(3.031)	1.987	2.237	2.694
Less dividends and distributions from:
Net investment income	—	(0.352)	(0.424)	(0.405)	(0.389)	(0.353)
Net realized gain	—	(0.460)	(0.321)	(0.095)	(0.256)	(0.139)
Total dividends and distributions	—	(0.812)	(0.745)	(0.500)	(0.645)	(0.492)
Net asset value, end of period	$17.598	$16.604	$15.194	$18.970	$17.483	$15.891
Total return[3]	5.99%	14.82%	(15.88% )	11.37%	14.28%	19.73%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$342,579	$318,829	$271,813	$305,640	$262,014	$214,176
Ratio of expenses to average net assets[4]	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.21%	0.21%	0.21%	0.21%	0.21%	0.24%
Ratio of net investment income to average net assets	0.19% [5]	2.24%	2.40%	1.84%	1.83%	2.13%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.19% [5]	2.24%	2.40%	1.84%	1.83%	2.10%
Portfolio turnover	11%	9%	9%	12%	22%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-16

LVIP SSGA Moderately Aggressive Index Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Moderately Aggressive Index Allocation Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$16.558	$15.157	$18.923	$17.443	$15.860	$13.664
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.005)	0.318	0.353	0.297	0.246	0.284
Net realized and unrealized gain (loss)	0.975	1.856	(3.415)	1.636	1.941	2.365
Total from investment operations	0.970	2.174	(3.062)	1.933	2.187	2.649
Less dividends and distributions from:
Net investment income	—	(0.313)	(0.383)	(0.358)	(0.348)	(0.314)
Net realized gain	—	(0.460)	(0.321)	(0.095)	(0.256)	(0.139)
Total dividends and distributions	—	(0.773)	(0.704)	(0.453)	(0.604)	(0.453)
Net asset value, end of period	$17.528	$16.558	$15.157	$18.923	$17.443	$15.860
Total return[3]	5.86%	14.54%	(16.09% )	11.09%	13.99%	19.43%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$248,434	$241,397	$213,896	$268,538	$245,748	$234,290
Ratio of expenses to average net assets[4]	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.46%	0.46%	0.46%	0.46%	0.46%	0.49%
Ratio of net investment income (loss) to average net assets	(0.06% )[5]	1.99%	2.15%	1.59%	1.58%	1.88%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.06% )[5]	1.99%	2.15%	1.59%	1.58%	1.85%
Portfolio turnover	11%	9%	9%	12%	22%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-17

LVIP Structured Conservative Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Structured Conservative Allocation Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$11.026	$10.375	$12.915	$12.585	$11.966	$10.983
Income (loss) from investment operations:
Net investment income[2]	0.008	0.270	0.353	0.296	0.236	0.282
Net realized and unrealized gain (loss)	0.416	0.790	(2.084)	0.638	0.906	1.211
Total from investment operations	0.424	1.060	(1.731)	0.934	1.142	1.493
Less dividends and distributions from:
Net investment income	—	(0.289)	(0.440)	(0.497)	(0.256)	(0.323)
Net realized gain	—	(0.120)	(0.369)	(0.107)	(0.267)	(0.187)
Total dividends and distributions	—	(0.409)	(0.809)	(0.604)	(0.523)	(0.510)
Net asset value, end of period	$11.450	$11.026	$10.375	$12.915	$12.585	$11.966
Total return[3]	3.85%	10.27%	(13.30% )	7.43%	9.68%	13.64%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$23,914	$22,898	$21,098	$24,304	$22,240	$21,161
Ratio of expenses to average net assets[4]	0.25%	0.25%	0.25%	0.24%	0.24%	0.24%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.25%	0.25%	0.25%	0.24%	0.24%	0.27%
Ratio of net investment income to average net assets	0.14% [5]	2.51%	3.06%	2.24%	1.99%	2.39%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.14% [5]	2.51%	3.06%	2.24%	1.99%	2.36%
Portfolio turnover	15%	30%	14%	17%	24%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-18

LVIP Structured Conservative Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Structured Conservative Allocation Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$11.026	$10.375	$12.913	$12.582	$11.966	$10.983
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.006)	0.243	0.324	0.262	0.206	0.252
Net realized and unrealized gain (loss)	0.416	0.788	(2.082)	0.639	0.903	1.211
Total from investment operations	0.410	1.031	(1.758)	0.901	1.109	1.463
Less dividends and distributions from:
Net investment income	—	(0.260)	(0.411)	(0.463)	(0.226)	(0.293)
Net realized gain	—	(0.120)	(0.369)	(0.107)	(0.267)	(0.187)
Total dividends and distributions	—	(0.380)	(0.780)	(0.570)	(0.493)	(0.480)
Net asset value, end of period	$11.436	$11.026	$10.375	$12.913	$12.582	$11.966
Total return[3]	3.72%	9.99%	(13.52% )	7.17%	9.40%	13.36%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$114,884	$119,199	$125,899	$161,937	$161,559	$162,687
Ratio of expenses to average net assets[4]	0.50%	0.50%	0.50%	0.49%	0.49%	0.49%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.50%	0.50%	0.50%	0.49%	0.49%	0.52%
Ratio of net investment income (loss) to average net assets	(0.11% )[5]	2.26%	2.81%	1.99%	1.74%	2.14%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.11% )[5]	2.26%	2.81%	1.99%	1.74%	2.11%
Portfolio turnover	15%	30%	14%	17%	24%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-19

LVIP Structured Moderate Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Structured Moderate Allocation Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$12.275	$11.378	$14.372	$13.554	$12.950	$11.659
Income (loss) from investment operations:
Net investment income[2]	0.012	0.301	0.443	0.347	0.256	0.304
Net realized and unrealized gain (loss)	0.741	1.172	(2.359)	1.299	0.988	1.617
Total from investment operations	0.753	1.473	(1.916)	1.646	1.244	1.921
Less dividends and distributions from:
Net investment income	—	(0.314)	(0.572)	(0.696)	(0.317)	(0.363)
Net realized gain	—	(0.262)	(0.506)	(0.132)	(0.323)	(0.267)
Total dividends and distributions	—	(0.576)	(1.078)	(0.828)	(0.640)	(0.630)
Net asset value, end of period	$13.028	$12.275	$11.378	$14.372	$13.554	$12.950
Total return[3]	6.13%	13.09%	(13.15% )	12.15%	9.86%	16.57%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$160,265	$152,040	$139,079	$156,805	$136,955	$116,658
Ratio of expenses to average net assets[4]	0.21%	0.21%	0.21%	0.20%	0.21%	0.21%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.21%	0.21%	0.21%	0.20%	0.21%	0.24%
Ratio of net investment income to average net assets	0.19% [5]	2.53%	3.47%	2.38%	2.05%	2.40%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.19% [5]	2.53%	3.47%	2.38%	2.05%	2.37%
Portfolio turnover	14%	41%	11%	13%	21%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-20

LVIP Structured Moderate Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Structured Moderate Allocation Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$12.268	$11.372	$14.364	$13.546	$12.945	$11.655
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.004)	0.271	0.411	0.310	0.224	0.272
Net realized and unrealized gain (loss)	0.740	1.170	(2.358)	1.297	0.984	1.615
Total from investment operations	0.736	1.441	(1.947)	1.607	1.208	1.887
Less dividends and distributions from:
Net investment income	—	(0.283)	(0.539)	(0.657)	(0.284)	(0.330)
Net realized gain	—	(0.262)	(0.506)	(0.132)	(0.323)	(0.267)
Total dividends and distributions	—	(0.545)	(1.045)	(0.789)	(0.607)	(0.597)
Net asset value, end of period	$13.004	$12.268	$11.372	$14.364	$13.546	$12.945
Total return[3]	6.00%	12.81%	(13.38% )	11.87%	9.59%	16.28%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$546,441	$549,122	$562,606	$731,672	$728,337	$738,583
Ratio of expenses to average net assets[4]	0.46%	0.46%	0.46%	0.45%	0.46%	0.46%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.46%	0.46%	0.46%	0.45%	0.46%	0.49%
Ratio of net investment income (loss) to average net assets	(0.06% )[5]	2.28%	3.22%	2.13%	1.80%	2.15%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.06% )[5]	2.28%	3.22%	2.13%	1.80%	2.12%
Portfolio turnover	14%	41%	11%	13%	21%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-21

LVIP Structured Moderately Aggressive Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Structured Moderately Aggressive Allocation Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$12.973	$11.897	$14.994	$14.002	$13.483	$12.014
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.001)	0.315	0.489	0.370	0.271	0.321
Net realized and unrealized gain (loss)	0.912	1.365	(2.487)	1.544	0.937	1.762
Total from investment operations	0.911	1.680	(1.998)	1.914	1.208	2.083
Less dividends and distributions from:
Net investment income	—	(0.324)	(0.635)	(0.786)	(0.337)	(0.380)
Net realized gain	—	(0.280)	(0.464)	(0.136)	(0.352)	(0.234)
Total dividends and distributions	—	(0.604)	(1.099)	(0.922)	(0.689)	(0.614)
Net asset value, end of period	$13.884	$12.973	$11.897	$14.994	$14.002	$13.483
Total return[3]	7.02%	14.27%	(13.13% )	13.68%	9.28%	17.43%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$143,018	$143,276	$124,080	$140,459	$119,194	$103,328
Ratio of expenses to average net assets[4]	0.21%	0.22%	0.21%	0.21%	0.21%	0.21%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.21%	0.22%	0.21%	0.21%	0.21%	0.24%
Ratio of net investment income (loss) to average net assets	(0.01% )[5]	2.52%	3.68%	2.42%	2.13%	2.45%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.01% )[5]	2.52%	3.68%	2.42%	2.13%	2.42%
Portfolio turnover	9%	45%	13%	15%	22%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-22

LVIP Structured Moderately Aggressive Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Structured Moderately Aggressive Allocation Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$12.963	$11.890	$14.983	$13.993	$13.477	$12.009
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.018)	0.283	0.456	0.331	0.238	0.288
Net realized and unrealized gain (loss)	0.911	1.361	(2.484)	1.541	0.934	1.760
Total from investment operations	0.893	1.644	(2.028)	1.872	1.172	2.048
Less dividends and distributions from:
Net investment income	—	(0.291)	(0.601)	(0.746)	(0.304)	(0.346)
Net realized gain	—	(0.280)	(0.464)	(0.136)	(0.352)	(0.234)
Total dividends and distributions	—	(0.571)	(1.065)	(0.882)	(0.656)	(0.580)
Net asset value, end of period	$13.856	$12.963	$11.890	$14.983	$13.993	$13.477
Total return[3]	6.89%	13.98%	(13.35% )	13.39%	9.01%	17.14%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$319,032	$321,385	$318,469	$412,715	$407,285	$428,752
Ratio of expenses to average net assets[4]	0.46%	0.47%	0.46%	0.46%	0.46%	0.46%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.46%	0.47%	0.46%	0.46%	0.46%	0.49%
Ratio of net investment income (loss) to average net assets	(0.26% )[5]	2.27%	3.43%	2.17%	1.88%	2.20%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.26% )[5]	2.27%	3.43%	2.17%	1.88%	2.17%
Portfolio turnover	9%	45%	13%	15%	22%	13%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Allocation Funds-23

LVIP Allocation Funds
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Conservative Index Allocation Fund, LVIP SSGA Moderate Index Allocation Fund, LVIP SSGA Moderately Aggressive Index Allocation Fund, LVIP Structured Conservative Allocation Fund, LVIP Structured Moderate Allocation Fund and LVIP Structured Moderately Aggressive Allocation Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in investment companies, including exchange-traded funds (“ETFs”), and mutual funds that are advised by Lincoln Financial Investments Corporation ("LFI") or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e., index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP SSGA Conservative Index Allocation Fund and LVIP Structured Conservative Allocation Fund is to seek a high level of current income, with some consideration given to growth of capital.
The investment objective of the LVIP SSGA Moderate Index Allocation Fund and LVIP Structured Moderate Allocation Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
The investment objective of the LVIP SSGA Moderately Aggressive Index Allocation Fund and LVIP Structured Moderately Aggressive Allocation Fund is to seek a balance between high level of current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of their financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2024, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Allocation Funds-24

LVIP Allocation Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Funds' investment portfolios, including monitoring of the Funds' investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.15% of each Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
LFI has contractually agreed to reimburse the LVIP SSGA Conservative Index Allocation Fund to the extent that annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.20% of average daily net assets for the Standard Class and 0.45% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2024	2025	2026	Total
LVIP SSGA Conservative Index Allocation Fund	$65,822	$75,198	$71,765	$212,785
SSGA Funds Management Inc. (“SSGA”) provides consulting services to LFI but has no management discretion over the Funds’ assets and LFI pays no compensation to SSGA under the consulting agreement.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Administrative	$5,908	$25,501	$24,189	$5,970	$29,738	$19,538
Legal	899	3,880	3,680	908	4,525	2,973
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2024, these fees were as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Printing and mailing	$533	$1,075	$1,037	$388	$2,805	$709
LVIP Allocation Funds-25

LVIP Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2024, each Fund had receivables due from and liabilities payable to affiliates as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Expense reimbursement receivable due from LFI	$4,902	$—	$—	$—	$—	$—
Management fees payable to LFI	17,436	75,708	72,836	17,138	87,015	56,955
Distribution fees payable to LFD	17,365	58,664	51,271	23,658	112,180	65,650
Printing and mailing fees payable to Lincoln Life	127	118	72	60	1,265	—
Shareholder servicing fees payable to Lincoln Life	3,371	14,637	14,082	3,313	16,823	11,011
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2024, each Fund engaged in securities purchases and securities sales which resulted in net realized gains (losses) as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Purchases	$486,148	$745,306	$876,700	$233,742	$74,310	$114,762
Sales	382,300	541,851	272,578	208,295	822,681	303,264
Net realized loss	(35,714)	(94,662)	(43,606)	(16,455)	(78,320)	(29,923)
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
LVIP Allocation Funds-26

LVIP Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2024, were as follows:
LVIP SSGA Conservative Index Allocation Fund
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Number of Shares 06/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-86.00%@
Equity Funds-22.13%@
✧✧LVIP SSGA Mid-Cap Index Fund	$4,196,123	$286,971	$450,968	$48,904	$201,270	$4,282,300	328,952	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	23,796,912	805,006	3,915,004	1,917,778	1,541,610	24,146,302	792,696	—	—
✧✧LVIP SSGA Small-Cap Index Fund	2,808,037	204,181	173,087	6,649	36,108	2,881,888	91,228	—	—
Fixed Income Fund-49.91%@
✧✧LVIP SSGA Bond Index Fund	70,316,939	5,130,649	4,327,201	(738,739)	218,996	70,600,644	7,108,401	—	—
International Equity Fund-13.96%@
✧✧LVIP SSGA International Index Fund	19,894,045	864,739	2,027,078	284,577	735,933	19,752,216	1,794,188	—	—
Total	$121,012,056	$7,291,546	$10,893,338	$1,519,169	$2,733,917	$121,663,350		$—	$—

@ As a percentage of Net Assets as of June 30, 2024.
✧✧ Standard Class shares.
LVIP SSGA Moderate Index Allocation Fund
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Number of Shares 06/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-84.00%@
Equity Funds-34.18%@
✧✧LVIP SSGA Mid-Cap Index Fund	$35,562,769	$1,851,115	$2,355,440	$278,656	$1,868,574	$37,205,674	2,858,018	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	142,366,387	1,901,142	17,198,052	5,194,338	15,820,831	148,084,646	4,861,451	—	—
✧✧LVIP SSGA Small-Cap Index Fund	23,798,258	1,656,284	789,177	(317)	373,960	25,039,008	792,624	—	—
Fixed Income Fund-29.90%@
✧✧LVIP SSGA Bond Index Fund	178,788,626	12,490,012	5,918,824	(1,139,569)	(205,764)	184,014,481	18,527,435	—	—
International Equity Fund-19.92%@
✧✧LVIP SSGA International Index Fund	120,435,257	3,230,063	7,351,199	697,112	5,566,050	122,577,283	11,134,279	—	—
Total	$500,951,297	$21,128,616	$33,612,692	$5,030,220	$23,423,651	$516,921,092		$—	$—

@ As a percentage of Net Assets as of June 30, 2024.
✧✧ Standard Class shares.
LVIP SSGA Moderately Aggressive Index Allocation Fund
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Number of Shares 06/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-84.99%@
Equity Funds-38.19%@
✧✧LVIP SSGA Mid-Cap Index Fund	$38,961,879	$2,603,696	$2,269,297	$172,936	$2,193,306	$41,662,520	3,200,378	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	144,832,326	3,753,424	16,246,095	3,359,258	18,281,437	153,980,350	5,055,000	—	—
✧✧LVIP SSGA Small-Cap Index Fund	27,935,698	2,526,767	868,539	(6,681)	454,135	30,041,380	950,977	—	—
Fixed Income Fund-24.90%@
✧✧LVIP SSGA Bond Index Fund	139,909,950	12,640,158	4,342,695	(860,998)	(163,643)	147,182,772	14,819,047	—	—
International Equity Fund-21.90%@
✧✧LVIP SSGA International Index Fund	124,407,378	5,073,070	6,599,998	271,706	6,263,394	129,415,550	11,755,432	—	—
Total	$476,047,231	$26,597,115	$30,326,624	$2,936,221	$27,028,629	$502,282,572		$—	$—

@ As a percentage of Net Assets as of June 30, 2024.
✧✧ Standard Class shares.
LVIP Allocation Funds-27

LVIP Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Structured Conservative Allocation Fund
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Number of Shares 06/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-90.04%@
Equity Funds-22.15%@
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	$22,611,738	$494,262	$4,517,932	$530,221	$3,171,138	$22,289,427	1,542,094	$—	$—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	8,485,105	489,456	920,515	84,636	323,609	8,462,291	701,217	—	—
Fixed Income Fund-49.89%@
✧✧LVIP SSGA Bond Index Fund	71,114,965	4,563,417	5,869,035	(825,387)	265,105	69,249,065	6,972,318	—	—
International Equity Funds-18.00%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	5,784,007	123,566	784,417	(33,862)	515,119	5,604,413	702,748	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	20,120,335	568,795	2,552,808	192,442	1,046,817	19,375,581	2,265,355	—	—
Total	$128,116,150	$6,239,496	$14,644,707	$(51,950)	$5,321,788	$124,980,777		$—	$—

@ As a percentage of Net Assets as of June 30, 2024.
✧✧ Standard Class shares.
LVIP Structured Moderate Allocation Fund
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Number of Shares 06/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-90.04%@
Equity Funds-34.19%@
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	$167,293,803	$554,472	$25,495,545	$3,351,360	$24,261,417	$169,965,507	11,759,064	$—	$—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	69,755,596	2,912,014	4,322,394	477,250	2,873,956	71,696,422	5,941,036	—	—
Fixed Income Fund-29.89%@
✧✧LVIP SSGA Bond Index Fund	210,453,171	13,925,287	11,533,717	(1,734,012)	113,067	211,223,796	21,266,995	—	—
International Equity Funds-25.96%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	42,793,859	138,618	3,802,955	(323,337)	3,929,248	42,735,433	5,358,675	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	141,775,219	1,706,146	11,477,364	945,321	7,764,594	140,713,916	16,451,995	—	—
Total	$632,071,648	$19,236,537	$56,631,975	$2,716,582	$38,942,282	$636,335,074		$—	$—

@ As a percentage of Net Assets as of June 30, 2024.
✧✧ Standard Class shares.
LVIP Allocation Funds-28

LVIP Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Structured Moderately Aggressive Allocation Fund
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Number of Shares 06/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.04%@
Equity Funds-38.20%@
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	$119,960,048	$841,067	$20,069,662	$2,390,148	$17,170,465	$120,292,066	8,322,407	$—	$—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	55,405,456	2,699,195	4,486,612	274,552	2,316,106	56,208,697	4,657,664	—	—
Fixed Income Fund-24.89%@
✧✧LVIP SSGA Bond Index Fund	116,083,128	9,166,203	9,347,107	(1,609,977)	700,429	114,992,676	11,577,998	—	—
International Equity Funds-31.95%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	47,208,643	323,487	4,892,625	(604,205)	4,497,073	46,532,373	5,834,780	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	103,225,209	1,851,089	10,160,686	677,327	5,526,963	101,119,902	11,822,741	—	—
Total	$441,882,484	$14,881,041	$48,956,692	$1,127,845	$30,211,036	$439,145,714		$—	$—

@ As a percentage of Net Assets as of June 30, 2024.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2024, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Purchases	$22,343,849	$87,778,706	$60,998,033	$20,972,747	$94,900,635	$39,808,507
Sales	26,004,543	98,608,341	63,847,052	29,481,040	129,952,776	73,425,559
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Cost of investments	$120,211,203	$476,673,215	$441,670,777	$132,614,234	$646,472,673	$415,682,473
Aggregate unrealized appreciation of investments	$27,310,899	$156,046,375	$162,303,804	$12,139,249	$79,952,312	$56,450,063
Aggregate unrealized depreciation of investments	(6,045,409)	(17,143,404)	(12,774,801)	(5,881,199)	(19,564,593)	(9,915,810)
Net unrealized appreciation of investments	$21,265,490	$138,902,971	$149,529,003	$6,258,050	$60,387,719	$46,534,253
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statements of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and
LVIP Allocation Funds-29

LVIP Allocation Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2024:
Level 1	LVIP SSGA Conservative Index Allocation Fund	LVIP SSGA Moderate Index Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP Structured Conservative Allocation Fund	LVIP Structured Moderate Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
Investments:
Assets:
Affiliated Investment Companies	$121,663,350	$516,921,092	$502,282,572	$124,980,777	$636,335,074	$439,145,714
Unaffiliated Investment Companies	19,813,343	98,655,094	88,917,208	13,891,507	70,525,318	23,071,012
Total Investments	$141,476,693	$615,576,186	$591,199,780	$138,872,284	$706,860,392	$462,216,726
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP SSGA Conservative Index Allocation Fund		LVIP SSGA Moderate Index Allocation Fund		LVIP SSGA Moderately Aggressive Index Allocation Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/24	12/31/23	6/30/24	12/31/23	6/30/24	12/31/23
Shares sold:
Standard Class	315,606	706,309	1,622,047	2,364,068	1,604,327	2,790,323
Service Class	422,499	853,109	781,481	1,841,470	783,324	2,063,929
Shares reinvested:
Standard Class	—	157,938	—	909,695	—	925,053
Service Class	—	225,788	—	794,919	—	676,005
	738,105	1,943,144	2,403,528	5,910,152	2,387,651	6,455,310
Shares redeemed:
Standard Class	(357,862)	(736,049)	(1,554,967)	(2,124,082)	(1,339,806)	(2,403,346)
Service Class	(656,383)	(1,244,699)	(1,544,771)	(2,643,083)	(1,188,602)	(2,273,323)
	(1,014,245)	(1,980,748)	(3,099,738)	(4,767,165)	(2,528,408)	(4,676,669)
Net increase (decrease)	(276,140)	(37,604)	(696,210)	1,142,987	(140,757)	1,778,641

LVIP Allocation Funds-30

LVIP Allocation Funds
Notes to Financial Statements (continued)
 4. Capital Shares (continued)
	LVIP Structured Conservative Allocation Fund		LVIP Structured Moderate Allocation Fund		LVIP Structured Moderately Aggressive Allocation Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/24	12/31/23	6/30/24	12/31/23	6/30/24	12/31/23
Shares sold:
Standard Class	109,067	566,773	810,466	2,397,862	1,009,338	1,648,822
Service Class	564,498	563,558	651,309	1,779,068	310,093	1,059,936
Shares reinvested:
Standard Class	—	75,722	—	569,378	—	503,352
Service Class	—	369,093	—	1,992,855	—	1,094,017
	673,565	1,575,146	1,461,775	6,739,163	1,319,431	4,306,127
Shares redeemed:
Standard Class	(97,248)	(599,209)	(894,798)	(2,804,867)	(1,752,496)	(1,537,273)
Service Class	(1,329,445)	(2,256,577)	(3,391,404)	(8,483,682)	(2,077,614)	(4,147,059)
	(1,426,693)	(2,855,786)	(4,286,202)	(11,288,549)	(3,830,110)	(5,684,332)
Net increase (decrease)	(753,128)	(1,280,640)	(2,824,427)	(4,549,386)	(2,510,679)	(1,378,205)
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Funds had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
7. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP Allocation Funds-31

LVIP SSGA Bond Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP SSGA Bond Index Fund

LVIP SSGA Bond Index Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.80%
Fannie Mae-Aces
•Series 2017-M15 ATS2 3.20% 11/25/27	423,697	$400,773
•Series 2017-M3 A2 2.55% 12/25/26	585,999	550,607
•Series 2017-M8 A2 3.06% 5/25/27	268,771	255,493
•Series 2018-M1 A2 3.09% 12/25/27	122,696	115,101
Series 2020-M42 A2 1.27% 7/25/30	960,000	778,245
•Series 2020-M53 A2 1.75% 11/25/32	1,000,000	792,004
Series 2020-M8 A2 1.82% 2/25/30	139,766	119,290
•Series 2021-M1 A2 1.44% 11/25/30	131,250	106,371
•Series 2022-M1 A2 1.72% 10/25/31	500,000	395,482
•Series 2022-M3 A2 1.76% 11/25/31	1,000,000	808,175
•Fannie Mae-Aces REMIC Series 2022-M13 A2 2.68% 6/25/32	500,000	418,265
Freddie Mac Multifamily Structured Pass Through Certificates
♦Series K060 A2 3.30% 10/25/26	1,000,000	965,428
♦Series K067 AM 3.28% 8/25/27	800,000	754,029
♦•Series K069 A2 3.19% 9/25/27	1,400,000	1,330,288
♦Series K072 A2 3.44% 12/25/27	1,270,000	1,211,130
♦Series K089 A2 3.56% 1/25/29	714,286	676,588
♦Series K098 A2 2.43% 8/25/29	350,000	313,699
♦Series K102 A2 2.54% 10/25/29	1,000,000	897,535
♦Series K105 A2 1.87% 1/25/30	250,000	215,783
♦Series K108 A2 1.52% 3/25/30	222,222	187,355
♦Series K109 A2 1.56% 4/25/30	200,000	168,599
♦Series K110 A2 1.48% 4/25/30	160,714	135,486
♦Series K111 A2 1.35% 5/25/30	600,000	499,759
♦Series K113 A2 1.34% 6/25/30	500,000	413,326
♦Series K115 A2 1.38% 6/25/30	2,383,333	1,970,021
♦Series K117 A2 1.41% 8/25/30	750,000	617,741
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued)
♦Series K121 A2 1.55% 10/25/30	400,000	$330,262
♦Series K123 A2 1.62% 12/25/30	350,000	289,762
♦Series K126 A2 2.07% 1/25/31	400,000	340,935
♦Series K140 A2 2.25% 1/25/32	1,000,000	841,473
♦Series K-1515 A2 1.94% 2/25/35	351,000	267,898
♦Series K-1519 A2 2.01% 12/25/35	250,000	187,005
♦•Series K-159 A2 4.50% 7/25/33	487,500	477,763
♦Series K737 A2 2.53% 10/25/26	1,500,000	1,424,462
♦Series K741 A2 1.60% 12/25/27	400,000	359,321
♦Series K752 A2 4.28% 7/25/30	500,000	486,401
Total Agency Commercial Mortgage-Backed Securities (Cost $22,946,662)		20,101,855
AGENCY MORTGAGE-BACKED SECURITIES–25.51%
Fannie Mae S.F. 15 yr
1.50% 7/1/36	3,600,185	3,086,341
1.50% 3/1/37	6,030,620	5,158,079
1.50% 4/1/37	1,701,740	1,455,498
2.00% 9/1/35	2,087,574	1,848,320
2.00% 11/1/35	3,590,691	3,179,096
2.00% 12/1/35	2,668,327	2,362,429
2.00% 2/1/36	2,312,148	2,044,172
2.00% 6/1/36	4,146,451	3,654,327
2.00% 12/1/36	5,334,538	4,692,923
2.00% 5/1/37	1,310,275	1,151,182
2.50% 10/1/27	133,707	128,527
2.50% 3/1/28	249,567	239,206
2.50% 4/1/28	433,549	415,241
2.50% 7/1/28	100,401	95,903
2.50% 9/1/28	166,485	158,927
2.50% 10/1/28	92,562	88,377
2.50% 2/1/30	346,163	326,504
2.50% 5/1/30	139,248	131,087
2.50% 2/1/31	867,112	812,597
2.50% 7/1/31	385,891	361,191
2.50% 10/1/31	411,073	383,789
2.50% 6/1/32	1,066,384	997,286
2.50% 12/1/32	430,821	399,685
2.50% 2/1/35	1,726,279	1,570,170
2.50% 8/1/35	848,545	772,280
3.00% 11/1/26	175,151	170,437
3.00% 6/1/27	51,106	49,555
LVIP SSGA Bond Index Fund-1

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
3.00% 8/1/27	98,372	$95,271
3.00% 9/1/27	417,193	404,044
3.00% 10/1/27	74,343	71,913
3.00% 12/1/27	20,924	20,217
3.00% 8/1/29	399,270	382,463
3.00% 4/1/30	228,484	218,132
3.00% 5/1/30	374,243	362,429
3.00% 6/1/30	318,361	304,008
3.00% 12/1/30	221,706	211,153
3.00% 10/1/32	321,437	303,326
3.50% 11/1/25	24,420	23,928
3.50% 12/1/25	58,568	57,356
3.50% 12/1/26	60,156	58,827
3.50% 10/1/29	362,244	350,689
3.50% 4/1/32	133,234	128,155
3.50% 7/1/32	79,448	76,360
3.50% 6/1/33	191,168	183,098
4.00% 7/1/24	87	86
4.00% 10/1/24	34	34
4.00% 12/1/24	2,669	2,648
4.00% 1/1/25	4,598	4,563
4.00% 3/1/25	7,494	7,415
4.00% 5/1/25	363	361
4.00% 7/1/25	11	11
4.00% 8/1/25	302	299
4.00% 9/1/25	7,777	7,670
4.00% 10/1/25	5,895	5,810
4.00% 1/1/26	215	211
4.00% 3/1/26	25,310	24,895
4.00% 5/1/26	309	304
4.00% 7/1/26	12,744	12,560
4.00% 3/1/31	46,359	45,688
4.00% 1/1/38	253,548	243,873
4.50% 8/1/24	677	674
4.50% 11/1/24	1,201	1,197
4.50% 4/1/25	2,518	2,501
4.50% 5/1/25	300	298
4.50% 6/1/25	184	183
4.50% 5/1/38	250,457	245,023
5.00% 3/1/25	86	85
5.00% 6/1/25	1	1
Fannie Mae S.F. 15 yr TBA
4.00% 7/1/39	300,000	288,426
4.50% 7/1/39	400,000	391,250
5.00% 7/1/39	1,075,000	1,065,517
Fannie Mae S.F. 20 yr
1.50% 12/1/41	2,491,106	2,007,664
2.00% 8/1/40	560,251	473,270
2.00% 10/1/40	628,309	529,205
2.00% 11/1/40	4,497,681	3,799,356
2.00% 1/1/41	2,066,482	1,736,020
2.00% 2/1/41	702,821	591,328
2.00% 11/1/41	2,414,261	2,020,346
2.50% 2/1/40	385,398	337,040
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 20 yr (continued)
2.50% 6/1/40	402,994	$351,927
2.50% 8/1/40	937,824	818,394
2.50% 4/1/41	300,441	261,589
3.00% 11/1/34	251,592	233,215
3.00% 12/1/34	167,994	155,726
3.00% 2/1/35	339,851	315,396
3.00% 3/1/36	146,035	134,916
3.00% 11/1/36	708,191	652,091
3.00% 9/1/37	374,462	341,638
3.50% 7/1/34	1,019,110	966,512
3.50% 2/1/37	435,373	410,518
4.00% 9/1/35	86,757	83,669
4.00% 10/1/35	139,619	134,612
4.00% 1/1/37	206,333	197,822
Fannie Mae S.F. 30 yr
1.50% 11/1/51	4,952,552	3,696,526
2.00% 8/1/50	11,154,781	8,799,289
2.00% 1/1/51	10,233,102	8,086,738
2.00% 2/1/51	5,736,140	4,504,289
2.00% 4/1/51	12,535,989	9,854,170
2.00% 7/1/51	9,449,392	7,426,569
2.00% 10/1/51	10,819,968	8,495,484
2.00% 11/1/51	6,992,146	5,487,067
2.00% 1/1/52	6,973,421	5,465,633
2.00% 3/1/52	4,845,025	3,800,431
2.50% 11/1/49	4,277,801	3,535,467
2.50% 7/1/50	3,020,939	2,492,172
2.50% 4/1/51	10,693,379	8,793,685
2.50% 7/1/51	8,049,594	6,611,043
2.50% 8/1/51	6,271,977	5,144,604
2.50% 9/1/51	1,698,671	1,390,985
2.50% 10/1/51	7,693,086	6,308,322
2.50% 1/1/52	4,627,631	3,849,608
2.50% 3/1/52	7,592,091	6,212,334
3.00% 9/1/42	345,397	304,547
3.00% 10/1/42	1,009,243	890,218
3.00% 11/1/42	596,013	525,824
3.00% 12/1/42	638,617	563,213
3.00% 1/1/43	445,700	393,210
3.00% 3/1/43	826,249	728,677
3.00% 4/1/43	588,906	519,361
3.00% 6/1/43	1,584,747	1,397,571
3.00% 7/1/43	906,790	799,698
3.00% 8/1/43	1,015,073	895,190
3.00% 9/1/45	623,016	547,706
3.00% 11/1/45	1,109,474	972,974
3.00% 9/1/46	1,362,746	1,190,253
3.00% 10/1/46	885,099	772,838
3.00% 11/1/46	974,861	848,956
3.00% 12/1/46	997,194	870,455
3.00% 1/1/47	902,009	786,904
3.00% 9/1/47	341,934	297,694
3.00% 2/1/48	1,168,531	1,022,136
3.00% 12/1/49	4,622,053	3,988,080
LVIP SSGA Bond Index Fund-2

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.00% 2/1/50	2,044,918	$1,767,224
3.00% 7/1/50	1,784,554	1,537,923
3.00% 1/1/51	4,056,306	3,524,565
3.00% 2/1/52	1,947,022	1,669,103
3.00% 5/1/52	2,231,706	1,900,771
3.50% 10/1/40	162,126	149,148
3.50% 12/1/40	98,688	90,738
3.50% 2/1/41	159,560	146,712
3.50% 8/1/42	171,099	156,271
3.50% 9/1/42	561,502	512,839
3.50% 10/1/42	968,022	881,339
3.50% 11/1/42	260,255	240,617
3.50% 1/1/43	822,671	746,615
3.50% 2/1/43	139,601	127,130
3.50% 7/1/43	1,152,959	1,047,135
3.50% 10/1/44	465,125	421,738
3.50% 1/1/45	306,202	278,849
3.50% 2/1/45	1,422,135	1,300,877
3.50% 5/1/45	572,905	519,269
3.50% 8/1/45	696,587	631,309
3.50% 11/1/45	863,798	782,447
3.50% 2/1/46	1,675,742	1,517,907
3.50% 5/1/46	359,227	325,187
3.50% 6/1/46	145,177	131,965
3.50% 2/1/47	487,762	441,489
3.50% 3/1/47	331,074	299,666
3.50% 5/1/47	621,179	562,772
3.50% 7/1/47	1,299,462	1,181,235
3.50% 9/1/47	304,573	274,406
3.50% 10/1/47	727,901	657,525
3.50% 12/1/47	625,364	562,744
3.50% 1/1/48	732,930	659,577
3.50% 2/1/48	419,003	378,295
3.50% 6/1/48	776,075	700,673
3.50% 11/1/48	579,864	525,592
3.50% 6/1/49	2,075,658	1,876,295
3.50% 8/1/49	2,107,903	1,889,442
3.50% 6/1/50	544,404	487,902
3.50% 5/1/52	526,187	469,925
4.00% 1/1/39	9,656	9,141
4.00% 2/1/39	10,029	9,465
4.00% 3/1/39	531	501
4.00% 4/1/39	36,748	34,682
4.00% 6/1/39	31,240	29,217
4.00% 8/1/39	122,748	115,994
4.00% 9/1/39	164,652	155,387
4.00% 11/1/39	9,241	8,721
4.00% 12/1/39	183,254	172,949
4.00% 1/1/40	61,917	58,432
4.00% 5/1/40	81,649	77,056
4.00% 8/1/40	23,306	21,995
4.00% 9/1/40	35,508	33,509
4.00% 10/1/40	148,143	139,805
4.00% 11/1/40	212,232	200,282
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.00% 12/1/40	347,149	$327,608
4.00% 1/1/41	628,789	593,486
4.00% 2/1/41	233,908	220,739
4.00% 3/1/41	3,382	3,186
4.00% 4/1/41	74,836	70,621
4.00% 5/1/41	387,827	365,996
4.00% 9/1/41	73,063	68,918
4.00% 10/1/41	31,119	29,366
4.00% 11/1/41	80,213	75,696
4.00% 12/1/41	2,771	2,615
4.00% 1/1/42	2,603	2,457
4.00% 10/1/43	987,881	927,277
4.00% 12/1/43	258,699	242,660
4.00% 7/1/44	317,184	297,110
4.00% 9/1/44	329,871	308,994
4.00% 10/1/44	505,927	474,020
4.00% 3/1/45	499,068	461,409
4.00% 7/1/45	505,712	473,477
4.00% 9/1/45	1,320,419	1,231,910
4.00% 4/1/46	264,954	248,067
4.00% 7/1/46	113,664	106,384
4.00% 11/1/46	879,950	823,495
4.00% 4/1/47	507,914	475,045
4.00% 9/1/47	264,488	246,424
4.00% 12/1/47	1,025,579	958,487
4.00% 1/1/48	302,889	282,326
4.00% 2/1/48	643,792	599,851
4.00% 5/1/48	159,596	148,587
4.00% 6/1/48	1,309,720	1,217,435
4.00% 7/1/48	392,827	366,441
4.00% 5/1/49	607,116	561,639
4.00% 8/1/49	1,812,298	1,678,784
4.00% 7/1/52	1,184,165	1,094,842
4.00% 8/1/52	1,611,895	1,492,787
4.00% 10/1/52	3,505,652	3,208,206
4.50% 8/1/33	4,337	4,197
4.50% 1/1/34	4,007	3,878
4.50% 9/1/35	14,121	13,665
4.50% 2/1/38	2,157	2,089
4.50% 4/1/38	12,495	11,985
4.50% 7/1/38	13,568	13,180
4.50% 11/1/38	23,800	23,097
4.50% 2/1/39	73,511	71,406
4.50% 3/1/39	45,435	44,134
4.50% 4/1/39	228,636	222,090
4.50% 5/1/39	130,641	126,900
4.50% 6/1/39	23,706	22,949
4.50% 7/1/39	82,212	79,859
4.50% 9/1/39	69,306	67,322
4.50% 1/1/40	200,300	194,565
4.50% 2/1/40	349,778	339,763
4.50% 5/1/40	158,919	153,965
4.50% 6/1/40	98,762	95,935
4.50% 8/1/40	33,389	32,418
LVIP SSGA Bond Index Fund-3

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 9/1/40	93,263	$90,594
4.50% 10/1/40	507,424	492,932
4.50% 11/1/40	65,998	64,013
4.50% 2/1/41	256,514	249,181
4.50% 4/1/41	5,828	5,604
4.50% 5/1/41	453,838	440,026
4.50% 1/1/42	546,183	530,547
4.50% 9/1/43	224,363	216,827
4.50% 10/1/44	41,492	40,141
4.50% 9/1/47	335,318	322,599
4.50% 11/1/47	306,678	293,797
4.50% 8/1/48	606,425	579,601
4.50% 11/1/48	360,706	344,806
4.50% 12/1/48	428,188	409,738
4.50% 7/1/52	1,732,049	1,635,252
4.50% 8/1/52	4,967,370	4,683,616
4.50% 2/1/53	542,598	512,316
4.50% 3/1/53	934,906	882,657
5.00% 9/1/33	29,098	28,687
5.00% 4/1/34	109,449	107,961
5.00% 7/1/34	73,045	72,053
5.00% 11/1/34	35,741	35,255
5.00% 4/1/35	21,276	20,987
5.00% 6/1/35	36,893	36,393
5.00% 7/1/35	433,480	427,589
5.00% 9/1/35	11,320	11,169
5.00% 10/1/35	26,696	26,348
5.00% 12/1/35	129,576	127,913
5.00% 2/1/36	286,252	282,724
5.00% 3/1/36	16,387	16,176
5.00% 11/1/36	6,510	6,421
5.00% 4/1/38	33,149	32,787
5.00% 7/1/38	4,616	4,564
5.00% 8/1/39	105,824	104,726
5.00% 12/1/39	31,599	31,247
5.00% 1/1/40	110,194	109,016
5.00% 7/1/40	225,247	222,734
5.00% 9/1/40	69,490	68,715
5.00% 6/1/41	134,871	133,367
5.00% 10/1/52	602,882	590,018
5.00% 4/1/53	460,992	446,138
5.00% 6/1/53	2,767,298	2,674,840
5.00% 10/1/53	1,592,713	1,539,498
5.00% 5/1/54	1,500,683	1,450,539
5.50% 11/1/33	8,918	9,069
5.50% 1/1/34	16,773	16,834
5.50% 5/1/34	28,933	28,839
5.50% 7/1/34	15,657	15,714
5.50% 10/1/34	38,795	38,937
5.50% 9/1/35	21,385	21,463
5.50% 10/1/35	8,282	8,312
5.50% 12/1/35	22,494	22,577
5.50% 1/1/36	109,789	110,191
5.50% 4/1/36	219,411	220,214
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 8/1/36	85,530	$85,696
5.50% 1/1/37	51,289	51,082
5.50% 3/1/37	18,102	18,168
5.50% 5/1/37	27,508	27,598
5.50% 6/1/37	5,718	5,739
5.50% 8/1/37	9,923	9,959
5.50% 11/1/37	496	498
5.50% 12/1/37	72	72
5.50% 1/1/38	424,134	425,688
5.50% 2/1/38	8,313	8,344
5.50% 5/1/38	40,056	40,203
5.50% 6/1/38	2,288	2,296
5.50% 7/1/38	15,177	15,233
5.50% 10/1/38	8,187	8,217
5.50% 1/1/39	45,346	45,481
5.50% 5/1/39	76,781	77,062
5.50% 6/1/39	79,916	80,210
5.50% 10/1/39	32,799	32,920
5.50% 7/1/41	63,625	63,859
5.50% 12/1/52	631,050	626,910
5.50% 2/1/53	1,604,022	1,588,105
5.50% 5/1/53	2,288,285	2,257,808
5.50% 7/1/53	936,808	930,850
5.50% 9/1/53	3,303,454	3,258,531
5.50% 10/1/53	3,279,527	3,234,929
6.00% 12/1/35	22,052	22,448
6.00% 2/1/36	10,212	10,433
6.00% 6/1/36	8,262	8,449
6.00% 7/1/36	30,523	31,113
6.00% 8/1/36	17,199	17,580
6.00% 9/1/36	24,561	24,973
6.00% 10/1/36	12,288	12,529
6.00% 11/1/36	1,360	1,385
6.00% 1/1/37	20,430	20,857
6.00% 2/1/37	69,025	70,516
6.00% 3/1/37	15,529	15,815
6.00% 4/1/37	2,927	2,954
6.00% 5/1/37	21,370	21,854
6.00% 6/1/37	16,952	17,364
6.00% 8/1/37	29,654	30,323
6.00% 9/1/37	47,452	48,523
6.00% 10/1/37	38,784	39,661
6.00% 11/1/37	16,990	17,318
6.00% 1/1/38	6,436	6,622
6.00% 4/1/38	1,525	1,545
6.00% 5/1/38	24,460	25,014
6.00% 6/1/38	11,211	11,405
6.00% 8/1/38	14,407	14,540
6.00% 9/1/38	12,091	12,263
6.00% 10/1/38	4,361	4,425
6.00% 11/1/38	5,280	5,399
6.00% 12/1/38	121,425	124,174
6.00% 4/1/40	87,647	89,632
6.00% 6/1/40	161,732	165,392
LVIP SSGA Bond Index Fund-4

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 1/1/53	1,284,756	$1,291,042
6.00% 5/1/53	1,120,920	1,125,835
6.00% 7/1/53	904,199	913,968
6.00% 5/1/54	3,042,117	3,051,186
6.50% 3/1/32	259	266
6.50% 7/1/36	14,737	15,071
6.50% 9/1/36	15,168	15,497
6.50% 11/1/36	12,591	13,121
6.50% 9/1/37	3,114	3,245
6.50% 10/1/37	28,006	28,874
6.50% 2/1/38	20,342	21,159
6.50% 3/1/38	86,907	90,564
6.50% 5/1/38	17,183	17,795
6.50% 7/1/38	80,137	82,931
6.50% 11/1/53	886,192	902,114
6.50% 12/1/53	892,789	908,950
6.50% 6/1/54	2,427,287	2,470,741
7.00% 8/1/39	23,793	24,470
7.00% 11/1/53	857,229	881,813
Fannie Mae S.F. 30 yr TBA
2.50% 7/1/54	525,000	428,634
3.50% 7/1/54	550,000	486,750
4.50% 7/1/54	1,475,000	1,390,476
5.00% 7/1/54	950,000	918,086
5.50% 7/1/54	4,100,000	4,043,465
6.00% 7/1/54	4,275,000	4,286,856
6.50% 7/1/54	2,450,000	2,493,449
7.00% 7/1/54	1,200,000	1,234,172
Freddie Mac S.F. 15 yr
1.50% 2/1/37	3,944,963	3,371,621
1.50% 4/1/37	800,322	684,006
2.00% 2/1/37	1,825,085	1,613,377
2.50% 4/1/28	14,743	14,097
2.50% 7/1/28	60,932	58,251
2.50% 9/1/28	362,277	345,788
2.50% 10/1/28	441,257	421,753
2.50% 1/1/31	421,486	395,494
2.50% 5/1/31	162,074	151,752
2.50% 6/1/31	592,907	555,728
2.50% 12/1/31	649,558	607,603
2.50% 12/1/32	393,950	366,123
3.00% 11/1/26	216,721	211,319
3.00% 2/1/27	22,842	22,220
3.00% 4/1/27	76,337	74,017
3.00% 11/1/27	31,663	30,863
3.00% 2/1/29	235,912	226,631
3.00% 4/1/30	543,976	520,065
3.00% 12/1/30	667,775	635,664
3.00% 5/1/31	316,384	300,756
3.00% 2/1/32	311,583	295,178
3.00% 5/1/32	186,192	176,159
3.00% 11/1/32	343,198	323,982
3.50% 12/1/25	50,512	49,500
3.50% 3/1/26	44,440	43,710
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr (continued)
3.50% 10/1/27	63,269	$61,781
3.50% 2/1/30	46,858	45,291
3.50% 4/1/32	139,145	133,939
3.50% 7/1/38	578,087	546,556
4.00% 8/1/24	249	249
4.00% 2/1/25	2,548	2,526
4.00% 7/1/25	10,410	10,311
4.00% 4/1/26	39,085	38,662
4.50% 7/1/24	196	195
4.50% 8/1/24	51	51
4.50% 11/1/24	1,551	1,545
4.50% 5/1/25	527	524
5.00% 3/1/25	43	43
Freddie Mac S.F. 20 yr
2.50% 1/1/42	1,192,057	1,024,722
3.00% 4/1/36	397,728	367,676
3.00% 2/1/37	335,279	308,169
3.00% 5/1/42	683,259	598,591
Freddie Mac S.F. 30 yr
1.50% 2/1/51	7,047,808	5,291,106
1.50% 10/1/51	2,715,215	2,033,646
1.50% 11/1/51	2,656,877	1,989,962
2.00% 10/1/50	5,500,448	4,341,503
2.00% 11/1/50	6,128,645	4,822,132
2.00% 1/1/51	5,587,164	4,409,364
2.00% 2/1/51	7,520,697	5,904,789
2.00% 9/1/51	6,467,976	5,076,801
2.00% 11/1/51	10,499,413	8,233,707
2.00% 2/1/52	8,146,656	6,376,621
2.00% 3/1/52	5,317,697	4,166,138
2.50% 7/1/50	4,621,766	3,812,306
2.50% 8/1/50	3,718,305	3,063,621
2.50% 10/1/50	4,074,542	3,357,569
2.50% 11/1/50	3,802,898	3,132,526
2.50% 6/1/51	3,633,563	2,968,328
2.50% 9/1/51	7,213,842	5,920,868
2.50% 10/1/51	6,011,761	4,932,691
2.50% 11/1/51	5,380,477	4,413,345
2.50% 12/1/51	6,232,278	5,108,946
2.50% 4/1/52	23,492	19,349
3.00% 10/1/42	588,906	520,970
3.00% 1/1/43	1,579,389	1,394,715
3.00% 3/1/43	768,329	674,690
3.00% 4/1/43	948,396	839,830
3.00% 7/1/43	382,149	337,460
3.00% 8/1/43	158,573	140,029
3.00% 10/1/43	568,256	501,805
3.00% 4/1/46	323,078	282,783
3.00% 7/1/46	2,440,041	2,129,082
3.00% 11/1/46	881,995	771,104
3.00% 1/1/47	1,097,242	958,723
3.00% 2/1/47	2,142,243	1,872,516
3.00% 12/1/47	93,132	81,091
3.00% 10/1/49	652,816	563,479
LVIP SSGA Bond Index Fund-5

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
3.00% 1/1/50	1,947,499	$1,680,983
3.00% 2/1/50	2,520,621	2,176,126
3.00% 4/1/50	1,351,671	1,166,933
3.00% 2/1/52	2,359,672	2,019,248
3.00% 3/1/52	2,174,507	1,852,092
3.00% 8/1/52	624,269	531,125
3.50% 10/1/41	631,062	580,915
3.50% 2/1/42	426,499	392,620
3.50% 5/1/42	546,726	500,357
3.50% 10/1/42	534,529	487,758
3.50% 2/1/43	506,426	466,190
3.50% 5/1/43	393,718	358,154
3.50% 8/1/43	891,953	810,459
3.50% 2/1/44	192,961	175,296
3.50% 3/1/44	14,572	13,235
3.50% 6/1/44	199,018	180,715
3.50% 8/1/44	233,811	212,260
3.50% 11/1/44	409,257	371,404
3.50% 1/1/45	520,552	472,398
3.50% 7/1/45	707,163	641,746
3.50% 10/1/45	503,510	456,821
3.50% 12/1/45	382,358	346,954
3.50% 1/1/46	676,327	613,346
3.50% 3/1/46	343,381	310,586
3.50% 5/1/46	252,665	229,004
3.50% 6/1/46	579,726	525,375
3.50% 2/1/47	577,589	522,217
3.50% 3/1/47	316,710	287,037
3.50% 10/1/47	224,050	203,115
3.50% 11/1/47	331,280	299,967
3.50% 12/1/47	734,844	664,624
3.50% 2/1/48	712,801	644,965
3.50% 5/1/48	283,403	255,923
3.50% 8/1/49	185,642	166,404
3.50% 9/1/49	1,663,294	1,505,402
3.50% 12/1/49	714,263	640,248
3.50% 3/1/50	205,443	184,157
3.50% 9/1/52	1,764,061	1,562,245
4.00% 5/1/39	50,274	47,506
4.00% 2/1/40	21,260	19,938
4.00% 5/1/40	17,073	16,109
4.00% 8/1/40	8,834	8,348
4.00% 9/1/40	55,225	52,183
4.00% 10/1/40	255,988	241,887
4.00% 11/1/40	593,842	561,123
4.00% 12/1/40	357,588	337,889
4.00% 2/1/41	313,433	296,166
4.00% 12/1/41	408,645	383,862
4.00% 1/1/42	36,045	35,060
4.00% 3/1/42	28,321	26,762
4.00% 4/1/42	499,764	472,238
4.00% 6/1/42	2,371	2,241
4.00% 5/1/44	543,140	509,589
4.00% 9/1/44	158,012	148,175
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.00% 4/1/45	496,627	$465,609
4.00% 10/1/45	248,870	233,306
4.00% 11/1/45	104,330	97,805
4.00% 1/1/46	291,660	273,423
4.00% 2/1/46	235,475	218,278
4.00% 2/1/47	135,147	126,565
4.00% 9/1/47	1,021,702	955,024
4.00% 11/1/47	138,143	129,392
4.00% 12/1/47	299,391	279,420
4.00% 1/1/48	141,449	132,561
4.00% 5/1/48	582,983	544,918
4.00% 7/1/48	173,006	161,282
4.00% 10/1/48	261,341	242,711
4.00% 3/1/49	282,267	262,018
4.00% 11/1/49	668,982	618,997
4.00% 10/1/52	1,551,515	1,423,653
4.50% 2/1/39	14,421	14,027
4.50% 4/1/39	9,540	9,279
4.50% 5/1/39	24,095	23,428
4.50% 6/1/39	142,291	138,396
4.50% 7/1/39	23,271	22,591
4.50% 9/1/39	191,643	186,396
4.50% 10/1/39	116,938	113,652
4.50% 1/1/40	486,017	472,710
4.50% 2/1/40	239,418	232,863
4.50% 7/1/40	30,908	30,061
4.50% 8/1/40	18,549	18,041
4.50% 9/1/40	215,857	209,943
4.50% 2/1/41	457,973	445,501
4.50% 3/1/41	115,063	111,911
4.50% 9/1/41	141,662	137,785
4.50% 3/1/44	83,440	80,742
4.50% 7/1/45	282,394	274,664
4.50% 4/1/47	71,184	68,639
4.50% 9/1/47	164,297	158,338
4.50% 12/1/47	76,147	73,291
4.50% 6/1/48	217,178	208,041
4.50% 8/1/48	350,019	335,533
4.50% 3/1/49	379,719	363,374
4.50% 6/1/49	499,283	475,717
4.50% 10/1/52	606,178	571,929
4.50% 12/1/52	2,272,047	2,158,756
4.50% 5/1/53	281,320	265,468
5.00% 10/1/34	42,878	42,351
5.00% 2/1/35	13,576	13,409
5.00% 8/1/35	17,792	17,573
5.00% 10/1/35	8,408	8,315
5.00% 11/1/35	3,811	3,764
5.00% 12/1/35	29,193	28,886
5.00% 2/1/37	20,851	20,604
5.00% 12/1/37	113,332	112,284
5.00% 1/1/38	1,550	1,535
5.00% 4/1/38	823	815
5.00% 6/1/38	39,903	39,518
LVIP SSGA Bond Index Fund-6

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.00% 7/1/38	5,169	$5,120
5.00% 9/1/38	2,042	2,022
5.00% 10/1/38	39,483	39,097
5.00% 12/1/38	33,402	33,078
5.00% 1/1/39	10,113	10,015
5.00% 2/1/39	176,697	174,973
5.00% 3/1/39	424,311	420,123
5.00% 8/1/39	42,733	42,312
5.00% 9/1/39	128,771	127,499
5.00% 1/1/40	100,317	99,327
5.00% 5/1/40	35,394	35,027
5.00% 6/1/40	168,833	167,037
5.00% 9/1/40	26,552	26,290
5.00% 3/1/41	70,225	69,532
5.00% 9/1/48	59,018	58,216
5.00% 11/1/48	108,254	106,630
5.00% 9/1/52	1,490,792	1,443,852
5.00% 10/1/52	834,132	811,806
5.00% 12/1/52	1,394,058	1,358,674
5.00% 2/1/53	3,244,834	3,139,150
5.00% 7/1/53	3,369,484	3,257,803
5.50% 8/1/33	9,346	9,463
5.50% 6/1/34	24,936	25,059
5.50% 6/1/35	16,985	17,069
5.50% 11/1/35	17,048	16,971
5.50% 1/1/37	10,730	10,783
5.50% 5/1/37	15,457	15,534
5.50% 7/1/37	5,312	5,320
5.50% 1/1/38	61,764	62,069
5.50% 2/1/38	15,621	15,698
5.50% 5/1/38	193,021	193,978
5.50% 6/1/38	4,101	4,121
5.50% 8/1/38	15,477	15,554
5.50% 12/1/38	8,888	8,932
5.50% 8/1/39	37,718	37,905
5.50% 12/1/39	91,703	92,000
5.50% 3/1/40	88,997	89,439
5.50% 4/1/40	185,897	186,819
5.50% 5/1/40	60,966	61,267
5.50% 6/1/41	18,902	18,996
5.50% 12/1/52	437,504	437,551
5.50% 7/1/53	2,554,767	2,520,486
5.50% 3/1/54	4,238,839	4,181,193
6.00% 11/1/28	1,749	1,777
6.00% 7/1/33	2,738	2,749
6.00% 8/1/36	4,325	4,428
6.00% 11/1/36	13,225	13,463
6.00% 4/1/37	152	156
6.00% 5/1/37	16,186	16,573
6.00% 8/1/37	35,811	36,625
6.00% 9/1/37	24,037	24,581
6.00% 10/1/37	7,973	8,050
6.00% 11/1/37	46,008	47,109
6.00% 12/1/37	6,254	6,355
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
6.00% 1/1/38	26,387	$27,019
6.00% 4/1/38	3,344	3,424
6.00% 6/1/38	6,688	6,848
6.00% 7/1/38	8,909	9,116
6.00% 8/1/38	6,167	6,315
6.00% 9/1/38	7,203	7,374
6.00% 10/1/38	10,923	11,100
6.00% 3/1/39	7,289	7,462
6.00% 5/1/40	198,239	202,971
6.00% 7/1/40	248,099	254,010
6.00% 6/1/53	467,427	473,465
6.00% 8/1/53	1,700,655	1,705,713
6.00% 9/1/53	1,314,506	1,334,451
6.00% 11/1/53	3,441,906	3,452,518
6.00% 12/1/53	706,574	708,678
6.00% 6/1/54	1,289,294	1,293,138
6.50% 11/1/36	38,501	39,643
6.50% 8/1/37	19,130	19,493
6.50% 10/1/37	6,335	6,610
6.50% 4/1/39	25,186	25,830
6.50% 10/1/53	2,992,761	3,046,532
6.50% 12/1/53	3,058,053	3,153,567
7.00% 1/1/54	1,274,369	1,310,768
GNMA I S.F. 30 yr
3.00% 9/15/42	337,312	299,730
3.00% 11/15/42	298,306	266,354
3.00% 12/15/42	132,444	118,292
3.00% 2/15/45	221,982	195,180
3.50% 10/15/40	45,906	42,258
3.50% 1/15/41	14,980	13,826
3.50% 7/15/41	39,327	36,163
3.50% 10/15/41	67,280	61,910
3.50% 3/15/42	5,886	5,418
3.50% 6/15/42	418,040	385,317
3.50% 10/15/42	17,400	15,994
4.00% 6/15/39	17,301	16,319
4.00% 8/15/40	68,305	63,906
4.00% 10/15/40	149,627	140,728
4.00% 12/15/40	273,115	256,873
4.00% 1/15/41	255,196	240,022
4.00% 9/15/41	59,574	56,030
4.50% 2/15/39	18,272	17,759
4.50% 3/15/39	219,280	211,915
4.50% 4/15/39	48,486	47,036
4.50% 5/15/39	20,321	19,590
4.50% 6/15/39	23,129	22,333
4.50% 7/15/39	53,944	52,545
4.50% 8/15/39	8,746	8,521
4.50% 9/15/39	75,866	73,662
4.50% 10/15/39	225,005	217,121
4.50% 11/15/39	70,729	68,856
4.50% 12/15/39	51,667	50,254
4.50% 1/15/40	177,850	173,330
4.50% 4/15/40	81,612	79,048
LVIP SSGA Bond Index Fund-7

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
4.50% 5/15/40	56,951	$55,172
4.50% 6/15/40	162,279	155,587
4.50% 8/15/40	35,871	34,853
4.50% 9/15/40	40,800	39,616
4.50% 1/15/41	214,147	212,307
4.50% 2/15/41	315,883	306,636
4.50% 3/15/41	37,694	36,483
4.50% 6/15/41	35,705	34,325
4.50% 7/15/41	5,505	5,353
5.00% 3/15/35	11,629	11,656
5.00% 3/15/38	4,991	5,006
5.00% 4/15/38	3,318	3,333
5.00% 5/15/38	547	541
5.00% 8/15/38	1,956	1,934
5.00% 1/15/39	38,613	38,732
5.00% 4/15/39	39,393	39,476
5.00% 5/15/39	261,597	262,449
5.00% 6/15/39	190,165	189,558
5.00% 9/15/39	55,684	54,897
5.00% 10/15/39	66,323	66,476
5.00% 11/15/39	88,213	88,331
5.00% 1/15/40	285,639	284,199
5.00% 2/15/40	168,678	167,819
5.00% 4/15/40	93,440	92,430
5.00% 7/15/40	95,901	95,691
5.50% 10/15/33	46,736	47,580
5.50% 4/15/37	11,812	11,969
5.50% 7/15/37	8,380	8,532
5.50% 1/15/38	43,831	44,572
5.50% 2/15/38	54,294	55,270
5.50% 7/15/38	22,206	22,606
5.50% 8/15/38	7,109	7,177
5.50% 9/15/38	96,783	98,536
5.50% 12/15/38	72,743	74,051
5.50% 1/15/39	27,815	28,320
5.50% 5/15/39	54,056	55,033
5.50% 7/15/39	570	583
5.50% 10/15/39	55,596	56,604
5.50% 12/15/39	14,309	14,568
5.50% 4/15/40	90,740	92,379
5.50% 2/15/41	13,355	13,597
6.00% 1/15/38	25,460	26,185
6.00% 3/15/38	288	291
6.00% 5/15/38	11,064	11,196
6.00% 7/15/38	997	1,012
6.00% 8/15/38	20,426	20,832
6.00% 10/15/38	25,098	25,827
6.00% 11/15/38	20,744	22,075
6.00% 12/15/38	45,308	46,410
6.00% 8/15/39	3,995	4,041
6.00% 10/15/39	2,086	2,108
6.00% 6/15/40	2,395	2,420
6.00% 12/15/40	140,127	144,534
6.50% 5/15/38	6,935	7,114
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
6.50% 7/15/38	55,157	$56,613
6.50% 10/15/38	3,605	3,767
6.50% 2/15/39	58,183	59,316
6.50% 8/15/39	3,056	3,135
GNMA II S.F. 30 yr
2.00% 1/20/51	3,023,130	2,448,758
2.00% 4/20/51	5,491,467	4,444,927
2.00% 5/20/51	3,376,020	2,732,618
2.00% 6/20/51	4,394,282	3,556,804
2.00% 9/20/51	5,971,745	4,833,566
2.00% 12/20/51	4,148,055	3,357,421
2.00% 1/20/52	3,791,686	3,070,514
2.00% 5/20/52	1,017,607	824,011
2.50% 12/20/46	485,061	413,372
2.50% 7/20/50	1,257,137	1,059,748
2.50% 8/20/50	3,584,035	3,022,316
2.50% 10/20/50	3,866,599	3,258,190
2.50% 4/20/51	5,026,355	4,224,919
2.50% 7/20/51	5,630,474	4,732,654
2.50% 8/20/51	2,678,293	2,251,830
2.50% 9/20/51	4,029,915	3,388,205
2.50% 1/20/52	2,496,975	2,098,892
2.50% 3/20/52	674,334	566,812
2.50% 4/20/52	941,795	791,624
2.50% 5/20/52	2,142,494	1,800,980
3.00% 9/20/42	518,623	460,926
3.00% 11/20/42	261,706	232,617
3.00% 12/20/42	416,813	370,483
3.00% 1/20/43	401,211	356,625
3.00% 2/20/43	745,910	665,062
3.00% 3/20/43	1,076,992	944,659
3.00% 6/20/43	343,129	304,994
3.00% 9/20/43	634,082	563,603
3.00% 12/20/44	356,985	317,315
3.00% 3/20/45	339,028	301,248
3.00% 4/20/45	296,384	263,443
3.00% 6/20/45	492,140	437,263
3.00% 8/20/45	680,918	603,338
3.00% 12/20/45	141,729	125,670
3.00% 5/20/46	561,462	496,464
3.00% 9/20/46	671,748	593,634
3.00% 10/20/46	689,231	608,995
3.00% 11/20/46	569,211	502,873
3.00% 12/20/46	1,380,265	1,219,224
3.00% 1/20/47	1,058,801	935,515
3.00% 2/20/47	382,967	338,424
3.00% 6/20/47	429,583	379,069
3.00% 1/20/48	355,035	313,374
3.00% 12/20/49	434,850	380,715
3.00% 2/20/50	1,133,129	991,368
3.00% 6/20/50	2,412,362	2,106,832
3.00% 7/20/50	3,823,130	3,330,734
3.00% 8/20/51	1,551,985	1,354,286
3.50% 12/20/41	351,639	322,236
LVIP SSGA Bond Index Fund-8

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.50% 4/20/42	165,770	$152,553
3.50% 6/20/42	503,620	461,760
3.50% 10/20/42	210,234	192,822
3.50% 12/20/42	455,998	418,277
3.50% 2/20/43	775,885	711,751
3.50% 3/20/43	454,531	416,325
3.50% 5/20/43	551,076	505,580
3.50% 9/20/43	629,968	578,114
3.50% 1/20/44	606,554	555,851
3.50% 12/20/44	310,265	283,337
3.50% 3/20/45	262,075	239,278
3.50% 4/20/45	1,389,063	1,263,099
3.50% 6/20/45	528,019	481,977
3.50% 10/20/45	545,930	497,902
3.50% 11/20/45	362,895	330,969
3.50% 12/20/45	126,562	115,417
3.50% 3/20/46	477,108	434,925
3.50% 6/20/46	925,019	842,513
3.50% 7/20/46	553,048	503,500
3.50% 1/20/47	425,149	386,611
3.50% 6/20/47	576,348	523,750
3.50% 7/20/47	522,341	475,441
3.50% 9/20/47	575,601	522,879
3.50% 10/20/47	813,599	737,909
3.50% 11/20/47	537,551	487,826
3.50% 12/20/47	236,377	214,416
3.50% 1/20/48	522,766	474,312
3.50% 6/20/48	657,831	596,004
3.50% 8/20/49	294,362	266,870
3.50% 11/20/49	462,299	419,670
3.50% 12/20/49	959,565	868,716
3.50% 7/20/52	231,426	207,783
3.50% 10/20/52	1,343,815	1,206,520
4.00% 8/20/40	103,083	97,938
4.00% 10/20/41	20,845	19,805
4.00% 11/20/41	370,330	351,848
4.00% 12/20/41	150,012	142,525
4.00% 5/20/42	339,844	322,885
4.00% 7/20/42	219,285	208,342
4.00% 8/20/42	166,339	158,038
4.00% 8/20/43	244,987	232,757
4.00% 3/20/44	325,981	309,505
4.00% 8/20/44	462,573	438,953
4.00% 10/20/44	132,288	125,479
4.00% 12/20/44	475,285	450,527
4.00% 1/20/45	98,251	93,163
4.00% 2/20/45	253,850	240,782
4.00% 8/20/45	167,145	158,013
4.00% 9/20/45	236,651	223,274
4.00% 10/20/45	355,536	335,293
4.00% 11/20/45	232,331	218,897
4.00% 1/20/46	50,186	47,289
4.00% 6/20/46	227,227	214,248
4.00% 1/20/47	186,277	174,962
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
4.00% 4/20/47	320,574	$300,245
4.00% 6/20/47	233,056	217,677
4.00% 7/20/47	81,294	76,264
4.00% 8/20/47	334,868	313,991
4.00% 5/20/49	448,205	418,619
4.00% 7/20/49	363,302	339,320
4.00% 3/20/50	552,617	515,829
4.00% 10/20/52	3,633,043	3,357,223
4.00% 11/20/52	689,534	637,185
4.50% 7/20/41	513,005	500,377
4.50% 12/20/43	321,497	311,997
4.50% 3/20/44	209,193	203,011
4.50% 4/20/45	156,238	151,621
4.50% 4/20/47	103,093	99,220
4.50% 7/20/47	102,556	99,019
4.50% 9/20/47	52,064	50,381
4.50% 3/20/48	154,058	148,669
4.50% 7/20/48	597,280	575,433
4.50% 10/20/52	272,429	259,838
4.50% 1/20/53	3,571,705	3,398,650
4.50% 3/20/53	948,226	902,282
4.50% 6/20/53	1,452,745	1,381,605
5.00% 4/20/43	266,782	266,686
5.00% 7/20/48	120,940	119,592
5.00% 5/20/53	2,388,165	2,325,450
5.00% 7/20/53	3,567,466	3,474,698
5.00% 5/20/54	2,002,346	1,949,760
5.50% 12/20/52	880,616	874,359
5.50% 5/20/53	469,462	466,079
5.50% 7/20/53	1,906,927	1,892,780
5.50% 8/20/53	938,542	931,579
5.50% 10/20/53	981,391	974,110
6.00% 12/20/52	502,110	504,520
6.00% 9/20/53	1,668,738	1,676,745
6.00% 2/20/54	1,689,080	1,697,184
6.50% 6/20/54	3,250,000	3,298,343
GNMA II S.F. 30 yr TBA
3.00% 7/20/54	2,025,000	1,764,123
5.00% 7/20/54	1,525,000	1,484,826
5.50% 7/20/54	5,325,000	5,282,929
6.00% 7/20/54	3,425,000	3,439,224
6.50% 7/20/54	2,475,000	2,510,265
Total Agency Mortgage-Backed Securities (Cost $738,546,043)		644,176,903
AGENCY OBLIGATIONS–0.87%
Federal Farm Credit Banks Funding Corp.
4.38% 6/23/26	1,000,000	992,943
4.50% 3/2/26	4,000,000	3,977,328
Federal Home Loan Banks
1.25% 12/21/26	1,000,000	920,778
3.25% 11/16/28	1,255,000	1,197,583
Series 677 5.50% 7/15/36	300,000	326,586
Federal Home Loan Mortgage Corp.
0.38% 9/23/25	185,000	174,847
LVIP SSGA Bond Index Fund-9

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
6.25% 7/15/32	750,000	$839,336
6.75% 9/15/29	100,000	110,755
6.75% 3/15/31	300,000	338,751
Federal National Mortgage Association
0.38% 8/25/25	2,850,000	2,702,094
0.75% 10/8/27	850,000	752,277
0.88% 8/5/30	5,000,000	4,050,688
2.13% 4/24/26	1,765,000	1,684,316
5.63% 7/15/37	100,000	109,666
6.25% 5/15/29	500,000	540,332
6.63% 11/15/30	300,000	335,307
7.13% 1/15/30	500,000	565,977
7.25% 5/15/30	500,000	572,641
Japan International Cooperation Agency
2.13% 10/20/26	200,000	187,926
3.38% 6/12/28	200,000	189,780
Tennessee Valley Authority
4.63% 9/15/60	150,000	138,752
4.65% 6/15/35	500,000	498,038
Series B 4.70% 7/15/33	200,000	201,044
5.38% 4/1/56	200,000	209,399
5.88% 4/1/36	75,000	82,486
6.15% 1/15/38	100,000	112,584
7.13% 5/1/30	100,000	113,377
Total Agency Obligations (Cost $22,469,803)		21,925,591
CORPORATE BONDS–24.66%
Advertising–0.02%
Interpublic Group of Cos., Inc.
2.40% 3/1/31	100,000	83,489
3.38% 3/1/41	70,000	51,297
5.38% 6/15/33	175,000	172,431
Omnicom Group, Inc. 2.45% 4/30/30	100,000	86,212
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60% 4/15/26	200,000	193,450
		586,879
Aerospace & Defense–0.46%
Boeing Co.
2.60% 10/30/25	100,000	95,626
2.70% 2/1/27	75,000	69,142
2.75% 2/1/26	150,000	142,553
2.95% 2/1/30	150,000	128,419
3.10% 5/1/26	100,000	94,884
3.20% 3/1/29	100,000	88,722
3.25% 2/1/28	150,000	137,370
3.25% 3/1/28	95,000	86,621
3.25% 2/1/35	100,000	76,363
3.55% 3/1/38	65,000	47,039
3.60% 5/1/34	100,000	80,456
3.63% 2/1/31	85,000	74,394
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Boeing Co. (continued)
3.63% 3/1/48	35,000	$22,420
3.75% 2/1/50	150,000	98,154
3.85% 11/1/48	35,000	23,155
3.90% 5/1/49	100,000	66,884
3.95% 8/1/59	150,000	95,570
5.04% 5/1/27	250,000	244,492
5.15% 5/1/30	500,000	480,143
5.71% 5/1/40	450,000	414,884
5.81% 5/1/50	500,000	450,600
5.93% 5/1/60	350,000	312,918
6.13% 2/15/33	50,000	49,797
6.26% 5/1/27	45,000	45,304
6.30% 5/1/29	125,000	126,758
6.53% 5/1/34	80,000	81,912
6.86% 5/1/54	45,000	46,178
6.88% 3/15/39	100,000	102,892
GE Capital Funding LLC 4.55% 5/15/32	250,000	238,633
General Dynamics Corp.
2.13% 8/15/26	150,000	141,209
2.63% 11/15/27	100,000	92,948
3.75% 5/15/28	160,000	153,940
4.25% 4/1/50	300,000	252,687
L3Harris Technologies, Inc.
3.85% 12/15/26	75,000	72,480
4.40% 6/15/28	150,000	145,678
4.85% 4/27/35	70,000	66,450
5.05% 4/27/45	70,000	64,601
5.40% 1/15/27	165,000	165,667
5.40% 7/31/33	250,000	249,212
Lockheed Martin Corp.
1.85% 6/15/30	45,000	37,909
2.80% 6/15/50	50,000	31,779
3.60% 3/1/35	150,000	131,540
3.80% 3/1/45	250,000	199,283
4.07% 12/15/42	279,000	234,615
4.50% 5/15/36	40,000	37,549
4.70% 5/15/46	109,000	98,073
4.75% 2/15/34	350,000	340,771
4.80% 8/15/34	115,000	112,301
5.10% 11/15/27	100,000	100,680
5.25% 1/15/33	200,000	203,301
5.70% 11/15/54	70,000	71,989
5.90% 11/15/63	90,000	94,415
Northrop Grumman Corp.
3.20% 2/1/27	100,000	95,374
3.25% 1/15/28	125,000	117,722
4.70% 3/15/33	115,000	110,947
4.90% 6/1/34	250,000	243,110
5.05% 11/15/40	100,000	94,822
5.25% 5/1/50	600,000	569,231
7.75% 2/15/31	150,000	170,371
RTX Corp.
2.25% 7/1/30	100,000	85,405
LVIP SSGA Bond Index Fund-10

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
RTX Corp. (continued)
2.38% 3/15/32	200,000	$163,926
3.03% 3/15/52	140,000	89,261
3.13% 5/4/27	350,000	331,726
3.13% 7/1/50	600,000	393,988
3.50% 3/15/27	107,000	102,527
3.75% 11/1/46	100,000	74,824
3.95% 8/16/25	75,000	73,714
4.05% 5/4/47	50,000	39,312
4.13% 11/16/28	180,000	173,268
4.15% 5/15/45	250,000	201,962
4.35% 4/15/47	70,000	57,722
4.45% 11/16/38	60,000	52,980
4.50% 6/1/42	400,000	346,445
4.63% 11/16/48	100,000	85,828
4.70% 12/15/41	200,000	177,002
5.38% 2/27/53	160,000	151,938
6.10% 3/15/34	500,000	526,304
		11,651,069
Agriculture–0.32%
Altria Group, Inc.
2.45% 2/4/32	500,000	404,290
2.63% 9/16/26	145,000	136,659
3.40% 5/6/30	25,000	22,619
3.40% 2/4/41	415,000	299,316
3.88% 9/16/46	200,000	144,048
4.00% 2/4/61	385,000	266,776
4.40% 2/14/26	65,000	63,939
4.45% 5/6/50	40,000	30,717
4.50% 5/2/43	100,000	81,859
4.80% 2/14/29	225,000	221,292
5.38% 1/31/44	63,000	59,021
5.80% 2/14/39	165,000	165,092
Archer-Daniels-Midland Co.
2.70% 9/15/51	250,000	152,845
4.50% 3/15/49	500,000	424,768
BAT Capital Corp.
2.26% 3/25/28	75,000	67,198
2.73% 3/25/31	150,000	126,496
3.22% 9/6/26	150,000	143,159
3.46% 9/6/29	200,000	182,202
3.56% 8/15/27	200,000	189,972
3.98% 9/25/50	100,000	70,595
4.39% 8/15/37	275,000	232,051
4.54% 8/15/47	240,000	184,796
4.76% 9/6/49	100,000	78,679
4.91% 4/2/30	400,000	389,864
6.42% 8/2/33	250,000	261,381
7.08% 8/2/53	125,000	132,920
7.75% 10/19/32	110,000	123,693
BAT International Finance PLC
1.67% 3/25/26	100,000	93,680
5.93% 2/2/29	195,000	199,559
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
Bunge Ltd. Finance Corp.
1.63% 8/17/25	50,000	$47,821
3.25% 8/15/26	45,000	43,046
3.75% 9/25/27	55,000	52,539
Philip Morris International, Inc.
0.88% 5/1/26	250,000	230,946
2.10% 5/1/30	55,000	46,577
2.75% 2/25/26	100,000	95,810
3.13% 8/17/27	150,000	141,749
3.38% 8/15/29	100,000	92,392
4.25% 11/10/44	85,000	68,743
4.50% 3/20/42	100,000	85,451
4.88% 2/13/26	100,000	99,212
4.88% 2/15/28	350,000	346,947
5.00% 11/17/25	120,000	119,395
5.13% 11/17/27	155,000	154,964
5.13% 2/15/30	100,000	99,641
5.25% 9/7/28	250,000	251,987
5.50% 9/7/30	250,000	253,329
5.63% 9/7/33	250,000	252,159
5.75% 11/17/32	115,000	117,407
6.38% 5/16/38	150,000	161,129
Reynolds American, Inc.
5.70% 8/15/35	50,000	48,823
5.85% 8/15/45	180,000	166,020
6.15% 9/15/43	125,000	120,314
		8,045,887
Airlines–0.06%
♦American Airlines Pass-Through Trust
3.00% 4/15/30	38,855	35,731
3.20% 12/15/29	326,000	302,294
3.65% 2/15/29	66,250	62,521
♦Delta Air Lines Pass-Through Trust 2.00% 12/10/29	114,124	103,751
♦JetBlue Pass-Through Trust
2.75% 11/15/33	39,636	34,189
4.00% 5/15/34	19,274	18,031
Southwest Airlines Co.
2.63% 2/10/30	100,000	86,595
5.13% 6/15/27	265,000	263,635
♦Spirit Airlines Pass-Through Trust 4.10% 10/1/29	13,477	12,623
♦United Airlines Pass-Through Trust
2.70% 11/1/33	76,755	66,402
3.10% 1/7/30	65,702	60,982
3.50% 9/1/31	99,193	91,594
3.75% 3/3/28	105,235	101,544
4.15% 2/25/33	84,460	79,131
4.88% 7/15/27	30,240	29,794
5.88% 4/15/29	165,287	165,756
		1,514,573
LVIP SSGA Bond Index Fund-11

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Apparel–0.06%
NIKE, Inc.
2.38% 11/1/26	150,000	$141,431
2.85% 3/27/30	500,000	450,177
3.38% 11/1/46	100,000	73,579
3.63% 5/1/43	100,000	78,918
3.88% 11/1/45	100,000	79,983
PVH Corp. 4.63% 7/10/25	30,000	29,648
Ralph Lauren Corp.
2.95% 6/15/30	55,000	49,101
3.75% 9/15/25	100,000	98,052
Tapestry, Inc.
3.05% 3/15/32	100,000	80,640
4.13% 7/15/27	35,000	33,543
7.35% 11/27/28	155,000	160,871
7.85% 11/27/33	110,000	115,859
		1,391,802
Auto Manufacturers–0.56%
American Honda Finance Corp.
1.30% 9/9/26	165,000	152,043
2.00% 3/24/28	115,000	103,381
2.35% 1/8/27	100,000	93,540
4.60% 4/17/30	250,000	245,009
4.70% 1/12/28	175,000	173,300
4.90% 1/10/34	160,000	155,269
5.25% 7/7/26	150,000	150,270
5.85% 10/4/30	220,000	229,489
Cummins, Inc.
0.75% 9/1/25	85,000	80,710
4.88% 10/1/43	64,000	58,737
Ford Motor Credit Co. LLC
5.80% 3/5/27	600,000	600,014
6.05% 3/5/31	750,000	750,836
6.13% 3/8/34	250,000	247,277
6.80% 11/7/28	205,000	211,825
6.95% 6/10/26	1,000,000	1,019,134
7.12% 11/7/33	285,000	301,153
7.20% 6/10/30	1,000,000	1,051,914
General Motors Co.
5.00% 10/1/28	150,000	148,587
5.15% 4/1/38	125,000	114,987
5.40% 4/1/48	200,000	178,944
5.95% 4/1/49	100,000	97,055
6.25% 10/2/43	350,000	348,540
6.60% 4/1/36	305,000	319,149
6.75% 4/1/46	75,000	78,319
6.80% 10/1/27	200,000	207,618
General Motors Financial Co., Inc.
1.25% 1/8/26	250,000	234,030
2.35% 2/26/27	150,000	138,757
2.35% 1/8/31	250,000	205,094
2.40% 4/10/28	100,000	89,671
2.70% 8/20/27	250,000	230,611
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors Financial Co., Inc. (continued)
3.10% 1/12/32	150,000	$126,069
3.60% 6/21/30	250,000	224,516
3.85% 1/5/28	100,000	94,878
4.30% 7/13/25	100,000	98,664
4.35% 1/17/27	180,000	175,323
5.55% 7/15/29	45,000	44,998
5.60% 6/18/31	155,000	153,840
5.75% 2/8/31	75,000	75,200
5.80% 6/23/28	200,000	202,451
5.85% 4/6/30	145,000	146,774
5.95% 4/4/34	45,000	45,038
6.00% 1/9/28	100,000	101,639
6.05% 10/10/25	250,000	250,901
6.10% 1/7/34	250,000	252,704
Honda Motor Co. Ltd.
2.53% 3/10/27	85,000	79,691
2.97% 3/10/32	100,000	87,737
Mercedes-Benz Finance North America LLC 8.50% 1/18/31	200,000	237,880
PACCAR Financial Corp.
4.45% 3/30/26	100,000	98,998
4.60% 1/10/28	100,000	99,030
4.95% 8/10/28	250,000	250,460
Toyota Motor Corp.
1.34% 3/25/26	200,000	187,525
2.76% 7/2/29	70,000	64,106
3.67% 7/20/28	105,000	101,078
5.12% 7/13/33	250,000	260,529
Toyota Motor Credit Corp.
0.80% 1/9/26	250,000	234,304
1.15% 8/13/27	120,000	107,125
1.90% 1/13/27	200,000	184,988
1.90% 4/6/28	100,000	89,785
2.40% 1/13/32	200,000	167,854
3.05% 3/22/27	200,000	189,929
3.20% 1/11/27	100,000	95,713
4.45% 5/18/26	250,000	246,800
4.55% 9/20/27	250,000	246,935
4.63% 1/12/28	160,000	158,492
5.00% 3/19/27	65,000	64,995
5.05% 5/16/29	250,000	250,874
5.10% 3/21/31	145,000	145,063
5.20% 5/15/26	250,000	250,411
5.45% 11/10/27	200,000	202,943
		14,111,503
Auto Parts & Equipment–0.03%
Aptiv PLC
4.35% 3/15/29	65,000	62,768
5.40% 3/15/49	150,000	134,226
Aptiv PLC/Aptiv Corp.
3.25% 3/1/32	100,000	86,702
LVIP SSGA Bond Index Fund-12

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
Aptiv PLC/Aptiv Corp. (continued)
4.15% 5/1/52	125,000	$93,064
BorgWarner, Inc. 2.65% 7/1/27	125,000	115,967
Lear Corp.
3.80% 9/15/27	100,000	95,474
4.25% 5/15/29	50,000	47,657
		635,858
Banks–5.42%
Banco Bilbao Vizcaya Argentaria SA 1.13% 9/18/25	200,000	189,412
Banco Santander SA
μ1.72% 9/14/27	200,000	183,404
1.85% 3/25/26	200,000	187,464
2.96% 3/25/31	200,000	170,930
3.49% 5/28/30	200,000	179,072
4.25% 4/11/27	200,000	193,506
4.38% 4/12/28	200,000	192,457
5.18% 11/19/25	200,000	198,069
5.59% 8/8/28	200,000	201,850
6.61% 11/7/28	200,000	210,057
6.92% 8/8/33	200,000	208,796
6.94% 11/7/33	250,000	273,064
Bank of America Corp.
μ1.20% 10/24/26	850,000	801,854
μ1.66% 3/11/27	250,000	234,395
μ1.73% 7/22/27	305,000	282,712
μ1.90% 7/23/31	200,000	164,738
μ1.92% 10/24/31	350,000	286,338
μ2.09% 6/14/29	750,000	665,358
μ2.30% 7/21/32	500,000	409,313
μ2.48% 9/21/36	300,000	239,120
μ2.50% 2/13/31	300,000	259,305
μ2.55% 2/4/28	200,000	186,668
μ2.57% 10/20/32	250,000	207,213
μ2.65% 3/11/32	250,000	211,538
μ2.68% 6/19/41	300,000	209,606
μ2.83% 10/24/51	75,000	47,385
μ2.88% 10/22/30	200,000	177,997
μ2.97% 2/4/33	1,125,000	952,059
μ2.97% 7/21/52	500,000	326,027
μ3.19% 7/23/30	250,000	227,006
3.25% 10/21/27	500,000	472,906
μ3.42% 12/20/28	480,000	451,355
μ3.48% 3/13/52	250,000	179,428
3.50% 4/19/26	350,000	339,224
μ3.56% 4/23/27	300,000	290,091
μ3.59% 7/21/28	350,000	333,124
μ3.82% 1/20/28	250,000	240,959
μ3.85% 3/8/37	200,000	175,274
3.88% 8/1/25	400,000	393,878
μ3.95% 1/23/49	250,000	196,785
μ3.97% 2/7/30	375,000	355,134
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America Corp. (continued)
4.18% 11/25/27	250,000	$241,347
4.25% 10/22/26	433,000	422,253
μ4.27% 7/23/29	400,000	385,405
μ4.38% 4/27/28	250,000	244,010
μ4.44% 1/20/48	200,000	170,524
4.45% 3/3/26	430,000	422,855
μ4.57% 4/27/33	250,000	235,765
5.00% 1/21/44	350,000	329,264
μ5.20% 4/25/29	200,000	199,683
μ5.29% 4/25/34	200,000	197,901
μ5.47% 1/23/35	200,000	199,798
μ5.82% 9/15/29	250,000	255,234
μ5.87% 9/15/34	250,000	257,174
5.88% 2/7/42	218,000	226,672
μ5.93% 9/15/27	250,000	252,690
6.11% 1/29/37	200,000	207,802
μ6.20% 11/10/28	130,000	133,878
7.75% 5/14/38	200,000	237,827
Bank of America NA
5.53% 8/18/26	250,000	251,775
6.00% 10/15/36	400,000	420,448
Bank of Montreal
1.25% 9/15/26	200,000	183,195
2.65% 3/8/27	135,000	126,558
4.70% 9/14/27	200,000	197,420
5.20% 2/1/28	200,000	200,292
5.27% 12/11/26	415,000	414,370
5.30% 6/5/26	250,000	249,783
5.37% 6/4/27	350,000	351,467
5.51% 6/4/31	350,000	353,706
5.72% 9/25/28	250,000	255,059
Bank of New York Mellon Corp.
3.00% 10/30/28	55,000	50,521
3.25% 5/16/27	150,000	143,199
3.30% 8/23/29	350,000	320,253
μ3.44% 2/7/28	180,000	172,217
3.85% 4/28/28	100,000	96,406
3.95% 11/18/25	100,000	98,310
μ4.95% 4/26/27	60,000	59,631
μ4.97% 4/26/34	85,000	82,923
μ5.80% 10/25/28	180,000	183,399
μ5.83% 10/25/33	145,000	150,119
μ6.32% 10/25/29	160,000	167,233
μ6.47% 10/25/34	350,000	377,474
Bank of Nova Scotia
1.05% 3/2/26	250,000	232,769
1.30% 9/15/26	100,000	91,687
2.45% 2/2/32	200,000	164,951
2.70% 8/3/26	200,000	189,540
2.95% 3/11/27	200,000	188,629
4.50% 12/16/25	150,000	147,609
μ4.59% 5/4/37	65,000	58,542
LVIP SSGA Bond Index Fund-13

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of Nova Scotia (continued)
4.85% 2/1/30	105,000	$103,313
5.65% 2/1/34	250,000	254,012
BankUnited, Inc. 5.13% 6/11/30	200,000	179,833
Barclays PLC
μ2.28% 11/24/27	200,000	185,281
μ2.65% 6/24/31	300,000	254,931
μ2.67% 3/10/32	200,000	166,026
μ2.89% 11/24/32	200,000	165,440
μ3.33% 11/24/42	200,000	143,594
μ3.81% 3/10/42	200,000	154,074
4.34% 1/10/28	200,000	192,505
4.38% 1/12/26	200,000	196,618
4.95% 1/10/47	200,000	178,332
μ4.97% 5/16/29	200,000	195,760
5.20% 5/12/26	500,000	494,260
5.25% 8/17/45	200,000	188,344
μ5.75% 8/9/33	600,000	598,469
μ5.83% 5/9/27	200,000	200,293
μ6.22% 5/9/34	200,000	204,926
μ6.69% 9/13/34	205,000	217,328
μ7.39% 11/2/28	200,000	210,724
μ7.44% 11/2/33	200,000	219,947
BPCE SA 3.38% 12/2/26	250,000	239,645
Canadian Imperial Bank of Commerce
0.95% 10/23/25	105,000	99,102
3.60% 4/7/32	90,000	79,708
5.26% 4/8/29	125,000	124,758
5.62% 7/17/26	400,000	402,063
5.99% 10/3/28	350,000	359,661
Citibank NA
5.44% 4/30/26	365,000	366,269
5.80% 9/29/28	500,000	513,679
5.86% 9/29/25	375,000	376,898
Citigroup, Inc.
μ2.52% 11/3/32	145,000	119,136
μ2.56% 5/1/32	140,000	116,670
μ2.67% 1/29/31	300,000	261,241
μ2.90% 11/3/42	100,000	69,749
μ3.06% 1/25/33	135,000	114,670
μ3.07% 2/24/28	250,000	235,934
3.20% 10/21/26	300,000	286,103
μ3.52% 10/27/28	250,000	236,297
μ3.67% 7/24/28	200,000	190,646
3.70% 1/12/26	400,000	389,558
μ3.79% 3/17/33	300,000	267,309
μ3.88% 1/24/39	250,000	209,435
μ3.98% 3/20/30	750,000	708,009
4.13% 7/25/28	380,000	364,769
4.30% 11/20/26	400,000	390,179
4.45% 9/29/27	300,000	292,420
4.60% 3/9/26	105,000	103,313
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Citigroup, Inc. (continued)
4.65% 7/30/45	250,000	$218,271
4.65% 7/23/48	250,000	218,093
4.75% 5/18/46	150,000	128,676
μ5.17% 2/13/30	150,000	149,126
μ5.45% 6/11/35	1,250,000	1,240,206
5.50% 9/13/25	200,000	199,780
μ5.83% 2/13/35	250,000	247,397
5.88% 2/22/33	200,000	203,608
5.88% 1/30/42	150,000	153,784
6.00% 10/31/33	100,000	102,487
μ6.17% 5/25/34	200,000	203,398
μ6.27% 11/17/33	335,000	350,857
6.63% 6/15/32	100,000	106,734
6.68% 9/13/43	150,000	163,518
8.13% 7/15/39	350,000	437,543
μCitizens Financial Group, Inc.
5.84% 1/23/30	250,000	249,219
6.65% 4/25/35	260,000	268,748
Comerica Bank 4.00% 7/27/25	250,000	244,411
μComerica, Inc. 5.98% 1/30/30	125,000	123,168
Cooperatieve Rabobank UA
5.25% 5/24/41	150,000	148,051
5.25% 8/4/45	250,000	237,265
Deutsche Bank AG
μ2.13% 11/24/26	150,000	142,351
μ2.55% 1/7/28	350,000	323,660
μ3.55% 9/18/31	355,000	312,494
4.10% 1/13/26	200,000	195,577
μ5.71% 2/8/28	150,000	149,802
μ6.12% 7/14/26	165,000	165,145
μ6.82% 11/20/29	150,000	155,998
μ7.08% 2/10/34	200,000	203,613
μ7.15% 7/13/27	330,000	338,032
Fifth Third Bancorp
μ1.71% 11/1/27	220,000	201,729
2.55% 5/5/27	120,000	111,136
μ4.06% 4/25/28	90,000	86,273
μ5.63% 1/29/32	70,000	69,390
μ6.34% 7/27/29	55,000	56,380
8.25% 3/1/38	100,000	118,255
Fifth Third Bank NA 3.95% 7/28/25	200,000	196,440
μGoldman Sachs Bank USA 5.41% 5/21/27	500,000	499,172
Goldman Sachs Group, Inc.
μ1.09% 12/9/26	100,000	93,479
μ1.43% 3/9/27	200,000	186,619
μ1.95% 10/21/27	430,000	397,075
μ2.38% 7/21/32	855,000	702,152
μ2.64% 2/24/28	90,000	83,942
μ2.65% 10/21/32	175,000	145,482
μ2.91% 7/21/42	290,000	203,644
μ3.10% 2/24/33	200,000	170,813
μ3.44% 2/24/43	100,000	75,515
LVIP SSGA Bond Index Fund-14

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Goldman Sachs Group, Inc. (continued)
μ3.62% 3/15/28	400,000	$382,471
μ3.69% 6/5/28	135,000	129,144
3.80% 3/15/30	600,000	560,959
μ3.81% 4/23/29	400,000	379,534
3.85% 1/26/27	300,000	289,903
μ4.02% 10/31/38	350,000	297,656
μ4.22% 5/1/29	500,000	481,312
μ4.41% 4/23/39	500,000	442,120
4.75% 10/21/45	150,000	134,660
5.15% 5/22/45	360,000	336,753
μ5.73% 4/25/30	150,000	152,663
μ5.80% 8/10/26	1,180,000	1,180,464
μ5.85% 4/25/35	65,000	66,581
5.95% 1/15/27	200,000	203,381
6.25% 2/1/41	255,000	270,768
6.45% 5/1/36	200,000	213,228
μ6.48% 10/24/29	500,000	522,022
μ6.56% 10/24/34	500,000	537,546
HSBC Bank USA NA 7.00% 1/15/39	100,000	112,300
HSBC Holdings PLC
μ2.01% 9/22/28	355,000	318,814
μ2.36% 8/18/31	200,000	167,106
μ2.85% 6/4/31	250,000	216,111
μ3.97% 5/22/30	435,000	406,628
μ4.04% 3/13/28	200,000	192,679
μ4.29% 9/12/26	600,000	589,457
4.38% 11/23/26	375,000	365,431
μ4.58% 6/19/29	235,000	227,168
μ4.76% 3/29/33	200,000	185,533
μ5.40% 8/11/33	1,000,000	989,354
μ5.60% 5/17/28	425,000	426,662
μ5.73% 5/17/32	370,000	370,908
μ5.89% 8/14/27	250,000	251,875
6.10% 1/14/42	200,000	212,749
μ6.25% 3/9/34	250,000	260,301
μ6.33% 3/9/44	200,000	209,193
6.50% 5/2/36	200,000	207,464
6.50% 9/15/37	200,000	204,827
μ6.55% 6/20/34	250,000	258,205
6.80% 6/1/38	200,000	211,450
μ7.39% 11/3/28	250,000	264,379
Huntington Bancshares, Inc.
2.55% 2/4/30	250,000	213,727
μ5.02% 5/17/33	70,000	66,213
μ6.21% 8/21/29	250,000	255,258
Industrial & Commercial Bank of China Ltd. 3.54% 11/8/27	250,000	238,626
ING Groep NV
μ1.73% 4/1/27	200,000	187,050
4.05% 4/9/29	370,000	351,553
μ4.25% 3/28/33	200,000	184,846
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
ING Groep NV (continued)
μ6.08% 9/11/27	200,000	$202,220
μ6.11% 9/11/34	200,000	206,199
JPMorgan Chase & Co.
μ1.04% 2/4/27	250,000	232,882
μ1.47% 9/22/27	190,000	174,513
μ1.76% 11/19/31	350,000	284,706
μ1.95% 2/4/32	150,000	122,008
μ2.07% 6/1/29	280,000	249,076
μ2.18% 6/1/28	700,000	642,366
μ2.53% 11/19/41	350,000	238,449
μ2.55% 11/8/32	250,000	208,171
μ2.74% 10/15/30	460,000	407,003
2.95% 10/1/26	500,000	476,465
μ2.95% 2/24/28	150,000	141,283
μ2.96% 5/13/31	80,000	70,114
μ2.96% 1/25/33	200,000	170,522
μ3.11% 4/22/41	300,000	224,518
μ3.11% 4/22/51	700,000	476,600
3.20% 6/15/26	450,000	433,207
3.30% 4/1/26	500,000	484,036
μ3.51% 1/23/29	310,000	293,155
μ3.54% 5/1/28	150,000	143,156
3.63% 12/1/27	260,000	248,720
μ3.70% 5/6/30	250,000	233,758
3.90% 7/15/25	500,000	492,301
μ3.96% 1/29/27	500,000	488,397
μ3.96% 11/15/48	200,000	158,878
μ4.01% 4/23/29	350,000	334,656
4.13% 12/15/26	500,000	487,131
μ4.20% 7/23/29	300,000	288,708
μ4.32% 4/26/28	250,000	243,884
μ4.45% 12/5/29	200,000	194,163
μ4.57% 6/14/30	140,000	135,885
μ4.59% 4/26/33	210,000	200,327
4.95% 6/1/45	500,000	468,016
μ5.01% 1/23/30	100,000	99,233
μ5.04% 1/23/28	125,000	124,324
μ5.30% 7/24/29	280,000	280,940
μ5.34% 1/23/35	95,000	94,432
μ5.35% 6/1/34	615,000	612,275
5.40% 1/6/42	200,000	198,787
5.50% 10/15/40	100,000	100,395
μ5.57% 4/22/28	120,000	120,972
μ5.58% 4/22/30	110,000	111,743
5.60% 7/15/41	500,000	508,548
μ5.72% 9/14/33	1,155,000	1,170,989
μ5.77% 4/22/35	95,000	97,471
μ6.09% 10/23/29	230,000	237,641
μ6.25% 10/23/34	160,000	169,697
6.40% 5/15/38	450,000	497,682
8.00% 4/29/27	100,000	107,408
JPMorgan Chase Bank NA 5.11% 12/8/26	250,000	249,960
LVIP SSGA Bond Index Fund-15

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
KeyBank NA
4.39% 12/14/27	400,000	$378,876
5.85% 11/15/27	250,000	249,173
KeyCorp 2.25% 4/6/27	250,000	227,219
Kreditanstalt fuer Wiederaufbau
^0.00% 4/18/36	200,000	115,761
^0.00% 6/29/37	500,000	273,810
0.38% 7/18/25	920,000	876,266
0.63% 1/22/26	450,000	421,251
1.75% 9/14/29	140,000	122,682
2.88% 4/3/28	525,000	495,743
3.00% 5/20/27	315,000	301,174
3.63% 4/1/26	270,000	264,404
3.75% 2/15/28	425,000	414,202
3.88% 6/15/28	205,000	200,337
4.00% 3/15/29	80,000	78,472
4.13% 7/15/33	200,000	194,600
4.63% 8/7/26	350,000	349,083
4.75% 10/29/30	400,000	406,867
5.00% 3/16/26	1,500,000	1,502,549
Landwirtschaftliche Rentenbank
0.88% 3/30/26	160,000	149,317
2.50% 11/15/27	300,000	280,351
4.63% 4/17/29	150,000	151,136
5.00% 10/24/33	600,000	621,396
Lloyds Banking Group PLC
μ1.63% 5/11/27	200,000	185,790
3.75% 1/11/27	235,000	226,135
μ3.75% 3/18/28	200,000	191,257
4.34% 1/9/48	150,000	116,763
4.38% 3/22/28	200,000	193,749
4.65% 3/24/26	200,000	196,321
μ5.46% 1/5/28	250,000	249,469
μ5.68% 1/5/35	200,000	199,194
μ5.72% 6/5/30	230,000	231,869
μ5.87% 3/6/29	200,000	202,767
μ5.99% 8/7/27	200,000	201,184
μ7.95% 11/15/33	200,000	224,419
μM&T Bank Corp.
5.05% 1/27/34	170,000	157,334
7.41% 10/30/29	145,000	152,565
Manufacturers & Traders Trust Co. 5.40% 11/21/25	250,000	248,837
Mitsubishi UFJ Financial Group, Inc.
1.41% 7/17/25	200,000	191,629
μ1.64% 10/13/27	250,000	230,195
2.05% 7/17/30	200,000	167,061
μ2.34% 1/19/28	200,000	185,836
2.56% 2/25/30	200,000	174,462
μ2.85% 1/19/33	200,000	169,022
3.20% 7/18/29	200,000	182,379
3.29% 7/25/27	200,000	189,681
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Mitsubishi UFJ Financial Group, Inc. (continued)
3.74% 3/7/29	200,000	$188,786
3.75% 7/18/39	200,000	167,061
3.85% 3/1/26	400,000	389,917
3.96% 3/2/28	350,000	336,983
4.05% 9/11/28	200,000	193,049
4.15% 3/7/39	70,000	62,057
4.29% 7/26/38	70,000	63,214
μ5.24% 4/19/29	200,000	200,350
μ5.35% 9/13/28	200,000	200,614
μ5.41% 4/19/34	200,000	201,216
μ5.47% 9/13/33	200,000	202,163
Mizuho Financial Group, Inc.
μ1.98% 9/8/31	200,000	163,617
μ2.26% 7/9/32	200,000	162,612
2.56% 9/13/31	200,000	162,733
μ3.15% 7/16/30	200,000	180,125
3.17% 9/11/27	200,000	187,737
4.02% 3/5/28	200,000	192,300
μ4.25% 9/11/29	200,000	191,462
μ5.38% 7/10/30	200,000	199,651
μ5.41% 9/13/28	200,000	200,530
μ5.59% 7/10/35	250,000	248,840
μ5.78% 7/6/29	200,000	202,685
Morgan Stanley
μ0.99% 12/10/26	500,000	467,545
μ1.51% 7/20/27	500,000	462,252
μ1.79% 2/13/32	655,000	525,668
μ1.93% 4/28/32	250,000	200,866
μ2.24% 7/21/32	500,000	408,454
μ2.48% 1/21/28	170,000	158,513
μ2.48% 9/16/36	250,000	197,780
μ2.51% 10/20/32	185,000	152,903
μ2.70% 1/22/31	235,000	205,996
μ2.94% 1/21/33	135,000	114,739
3.13% 7/27/26	235,000	224,669
•3.59% 7/22/28	200,000	190,180
μ3.62% 4/1/31	800,000	734,092
3.63% 1/20/27	350,000	337,451
μ3.77% 1/24/29	450,000	428,358
3.88% 1/27/26	265,000	259,047
3.95% 4/23/27	300,000	289,729
•3.97% 7/22/38	130,000	110,087
4.00% 7/23/25	200,000	197,005
μ4.21% 4/20/28	175,000	170,050
4.30% 1/27/45	500,000	423,678
4.35% 9/8/26	300,000	293,424
4.38% 1/22/47	400,000	342,224
μ4.43% 1/23/30	165,000	159,619
5.00% 11/24/25	175,000	173,792
μ5.05% 1/28/27	100,000	99,435
μ5.12% 2/1/29	165,000	164,348
μ5.16% 4/20/29	155,000	154,497
μ5.17% 1/16/30	120,000	119,703
LVIP SSGA Bond Index Fund-16

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Morgan Stanley (continued)
μ5.25% 4/21/34	180,000	$177,184
μ5.30% 4/20/37	160,000	153,203
μ5.42% 7/21/34	265,000	263,665
μ5.45% 7/20/29	200,000	201,234
μ5.47% 1/18/35	100,000	99,739
μ5.65% 4/13/28	75,000	75,743
μ5.66% 4/18/30	165,000	167,795
μ5.83% 4/19/35	115,000	117,884
μ6.14% 10/16/26	350,000	352,299
6.25% 8/9/26	100,000	101,799
μ6.30% 10/18/28	350,000	361,114
μ6.34% 10/18/33	325,000	344,984
μ6.41% 11/1/29	290,000	302,575
μ6.63% 11/1/34	230,000	248,401
7.25% 4/1/32	100,000	113,383
Morgan Stanley Bank NA
μ4.95% 1/14/28	250,000	248,117
5.48% 7/16/25	250,000	250,392
μ5.50% 5/26/28	280,000	281,916
5.88% 10/30/26	320,000	323,947
National Australia Bank Ltd. 2.50% 7/12/26	250,000	237,370
μNational Bank of Canada 5.60% 7/2/27	250,000	249,931
NatWest Group PLC
μ3.07% 5/22/28	200,000	187,147
μ4.45% 5/8/30	200,000	191,117
4.80% 4/5/26	250,000	246,902
μ5.81% 9/13/29	365,000	369,770
μ7.47% 11/10/26	200,000	204,384
Northern Trust Corp.
1.95% 5/1/30	190,000	161,348
3.65% 8/3/28	100,000	95,541
3.95% 10/30/25	250,000	244,932
4.00% 5/10/27	135,000	131,779
Oesterreichische Kontrollbank AG
4.13% 1/18/29	125,000	123,059
4.25% 3/1/28	145,000	143,338
4.63% 11/3/25	105,000	104,384
5.00% 10/23/26	165,000	165,822
PNC Bank NA
2.70% 10/22/29	250,000	218,062
3.10% 10/25/27	250,000	233,859
PNC Financial Services Group, Inc.
1.15% 8/13/26	250,000	229,779
2.55% 1/22/30	150,000	131,597
3.15% 5/19/27	250,000	237,365
3.45% 4/23/29	350,000	324,587
μ4.76% 1/26/27	115,000	113,593
μ5.30% 1/21/28	60,000	59,917
μ5.49% 5/14/30	125,000	125,695
μ5.58% 6/12/29	175,000	176,914
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
PNC Financial Services Group, Inc. (continued)
μ5.68% 1/22/35	125,000	$125,671
μ5.94% 8/18/34	250,000	256,242
μRegions Financial Corp. 5.72% 6/6/30	180,000	179,893
Royal Bank of Canada
0.88% 1/20/26	250,000	233,808
1.40% 11/2/26	250,000	229,020
2.05% 1/21/27	100,000	92,865
2.30% 11/3/31	200,000	165,663
3.63% 5/4/27	200,000	191,925
3.88% 5/4/32	200,000	183,196
4.95% 2/1/29	180,000	179,152
5.00% 5/2/33	350,000	345,373
5.20% 7/20/26	250,000	249,677
5.20% 8/1/28	250,000	251,641
6.00% 11/1/27	250,000	256,141
Santander Holdings USA, Inc.
μ2.49% 1/6/28	70,000	64,509
4.40% 7/13/27	220,000	212,553
4.50% 7/17/25	250,000	246,385
μ6.34% 5/31/35	250,000	249,283
μ6.50% 3/9/29	125,000	127,320
μSantander U.K. Group Holdings PLC
1.53% 8/21/26	250,000	237,924
2.47% 1/11/28	200,000	184,514
3.82% 11/3/28	200,000	188,982
Sumitomo Mitsui Financial Group, Inc.
1.40% 9/17/26	200,000	183,569
1.47% 7/8/25	435,000	417,605
1.90% 9/17/28	200,000	175,266
2.13% 7/8/30	300,000	250,800
2.22% 9/17/31	200,000	162,683
2.93% 9/17/41	100,000	73,031
3.04% 7/16/29	200,000	180,367
3.35% 10/18/27	150,000	141,649
3.36% 7/12/27	200,000	189,839
3.45% 1/11/27	250,000	239,492
3.54% 1/17/28	250,000	236,892
3.78% 3/9/26	200,000	194,682
3.94% 7/19/28	150,000	143,566
5.52% 1/13/28	450,000	454,863
5.77% 1/13/33	200,000	205,370
5.78% 7/13/33	250,000	257,414
6.18% 7/13/43	165,000	180,605
Synovus Bank 5.63% 2/15/28	250,000	241,550
Toronto-Dominion Bank
0.75% 1/6/26	250,000	233,550
1.25% 9/10/26	200,000	183,404
1.95% 1/12/27	250,000	232,018
2.00% 9/10/31	100,000	81,298
2.45% 1/12/32	250,000	205,879
LVIP SSGA Bond Index Fund-17

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Toronto-Dominion Bank (continued)
4.98% 4/5/27	100,000	$99,465
4.99% 4/5/29	100,000	99,146
5.10% 1/9/26	350,000	348,722
5.16% 1/10/28	350,000	349,580
5.26% 12/11/26	130,000	129,955
5.52% 7/17/28	200,000	202,485
5.53% 7/17/26	200,000	200,701
Truist Bank
3.30% 5/15/26	200,000	191,636
3.63% 9/16/25	250,000	243,447
4.05% 11/3/25	75,000	73,736
Truist Financial Corp.
1.13% 8/3/27	200,000	176,556
1.20% 8/5/25	165,000	157,188
μ1.27% 3/2/27	145,000	134,841
1.95% 6/5/30	165,000	136,564
μ4.87% 1/26/29	40,000	39,230
μ5.12% 1/26/34	40,000	38,311
μ5.44% 1/24/30	140,000	139,635
μ5.71% 1/24/35	115,000	114,498
μ5.87% 6/8/34	400,000	403,039
μ6.05% 6/8/27	80,000	80,560
μ6.12% 10/28/33	250,000	255,639
μ7.16% 10/30/29	90,000	95,568
U.S. Bancorp
1.38% 7/22/30	150,000	120,842
μ2.22% 1/27/28	200,000	184,916
2.38% 7/22/26	150,000	141,552
μ2.68% 1/27/33	200,000	165,407
3.00% 7/30/29	150,000	134,260
3.10% 4/27/26	65,000	62,322
3.90% 4/26/28	250,000	239,649
μ4.65% 2/1/29	250,000	244,622
μ4.84% 2/1/34	250,000	237,010
μ5.38% 1/23/30	110,000	110,295
μ5.68% 1/23/35	120,000	120,460
μ5.73% 10/21/26	155,000	155,264
μ5.78% 6/12/29	250,000	253,785
μ5.85% 10/21/33	155,000	157,413
μ6.79% 10/26/27	250,000	257,403
UBS AG
5.65% 9/11/28	250,000	254,659
7.50% 2/15/28	600,000	641,983
UBS Group AG
4.55% 4/17/26	350,000	343,936
4.88% 5/15/45	400,000	359,734
Wachovia Corp. 5.50% 8/1/35	150,000	147,959
Wells Fargo & Co.
μ2.39% 6/2/28	205,000	188,803
μ2.57% 2/11/31	115,000	99,529
μ2.88% 10/30/30	500,000	443,528
3.00% 4/22/26	150,000	143,805
3.00% 10/23/26	300,000	284,981
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Wells Fargo & Co. (continued)
μ3.35% 3/2/33	390,000	$338,210
μ3.53% 3/24/28	140,000	133,539
μ3.58% 5/22/28	755,000	719,083
4.10% 6/3/26	740,000	720,824
4.15% 1/24/29	300,000	288,430
4.30% 7/22/27	750,000	730,178
4.40% 6/14/46	250,000	201,640
μ4.61% 4/25/53	200,000	170,930
4.65% 11/4/44	225,000	190,066
4.75% 12/7/46	350,000	296,375
μ5.01% 4/4/51	950,000	865,371
μ5.20% 1/23/30	140,000	139,412
μ5.39% 4/24/34	195,000	192,771
μ5.50% 1/23/35	140,000	139,509
μ5.56% 7/25/34	600,000	599,556
μ5.71% 4/22/28	190,000	191,644
μ6.30% 10/23/29	385,000	399,519
μ6.49% 10/23/34	355,000	378,450
Wells Fargo Bank NA
4.81% 1/15/26	250,000	248,392
5.25% 12/11/26	400,000	400,414
5.45% 8/7/26	315,000	315,944
5.55% 8/1/25	315,000	315,431
6.60% 1/15/38	450,000	493,715
Westpac Banking Corp.
2.65% 1/16/30	70,000	62,356
μ2.67% 11/15/35	125,000	103,290
2.70% 8/19/26	200,000	190,300
2.85% 5/13/26	150,000	143,805
2.96% 11/16/40	95,000	66,566
3.35% 3/8/27	250,000	239,873
3.40% 1/25/28	100,000	95,090
μ4.11% 7/24/34	95,000	87,778
μ4.32% 11/23/31	250,000	241,289
4.42% 7/24/39	70,000	61,789
5.05% 4/16/29	250,000	250,564
5.20% 4/16/26	200,000	200,069
5.46% 11/18/27	250,000	253,789
6.82% 11/17/33	350,000	376,549
		136,933,396
Beverages–0.51%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.70% 2/1/36	950,000	905,706
Anheuser-Busch InBev Worldwide, Inc.
4.00% 4/13/28	270,000	262,473
4.38% 4/15/38	285,000	259,425
4.44% 10/6/48	395,000	338,013
4.60% 4/15/48	115,000	101,709
4.75% 1/23/29	395,000	392,760
LVIP SSGA Bond Index Fund-18

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Anheuser-Busch InBev Worldwide, Inc. (continued)
4.90% 1/23/31	160,000	$160,670
4.95% 1/15/42	300,000	281,537
5.00% 6/15/34	250,000	248,074
5.45% 1/23/39	165,000	167,268
5.55% 1/23/49	1,230,000	1,239,196
8.20% 1/15/39	200,000	254,419
Brown-Forman Corp. 4.00% 4/15/38	85,000	74,126
Coca-Cola Co.
1.00% 3/15/28	145,000	127,261
1.45% 6/1/27	60,000	54,805
1.50% 3/5/28	145,000	129,698
1.65% 6/1/30	700,000	587,222
2.00% 3/5/31	165,000	138,401
2.50% 6/1/40	70,000	49,136
2.50% 3/15/51	165,000	99,997
2.60% 6/1/50	150,000	93,153
2.75% 6/1/60	150,000	91,026
2.90% 5/25/27	100,000	94,846
3.00% 3/5/51	65,000	43,965
5.00% 5/13/34	100,000	100,331
Coca-Cola Consolidated, Inc.
3.80% 11/25/25	50,000	48,882
5.25% 6/1/29	125,000	125,562
Coca-Cola Femsa SAB de CV 2.75% 1/22/30	300,000	266,448
Constellation Brands, Inc.
3.15% 8/1/29	100,000	90,690
3.50% 5/9/27	30,000	28,642
3.60% 2/15/28	100,000	94,827
3.70% 12/6/26	100,000	96,621
4.10% 2/15/48	100,000	78,590
4.35% 5/9/27	200,000	195,055
4.50% 5/9/47	45,000	37,611
4.65% 11/15/28	125,000	122,322
4.75% 5/9/32	200,000	192,228
4.90% 5/1/33	125,000	120,681
Diageo Capital PLC
2.38% 10/24/29	200,000	176,762
3.88% 5/18/28	200,000	192,516
3.88% 4/29/43	30,000	24,647
5.38% 10/5/26	250,000	251,336
5.63% 10/5/33	250,000	259,511
5.88% 9/30/36	100,000	105,127
Keurig Dr Pepper, Inc.
2.25% 3/15/31	85,000	70,753
3.35% 3/15/51	60,000	40,931
3.40% 11/15/25	150,000	145,933
3.43% 6/15/27	70,000	66,758
3.95% 4/15/29	200,000	190,068
4.05% 4/15/32	135,000	125,249
4.42% 12/15/46	50,000	42,066
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Keurig Dr Pepper, Inc. (continued)
4.50% 4/15/52	145,000	$120,943
4.60% 5/25/28	150,000	146,983
Molson Coors Beverage Co.
3.00% 7/15/26	110,000	105,303
4.20% 7/15/46	345,000	275,716
5.00% 5/1/42	250,000	228,668
Pepsico Singapore Financing I Pte. Ltd.
4.55% 2/16/29	250,000	247,126
4.70% 2/16/34	250,000	243,755
PepsiCo, Inc.
1.40% 2/25/31	75,000	60,281
1.63% 5/1/30	560,000	468,667
1.95% 10/21/31	150,000	123,190
2.38% 10/6/26	80,000	75,616
2.63% 10/21/41	200,000	139,488
2.75% 3/19/30	100,000	89,577
2.75% 10/21/51	135,000	85,713
2.85% 2/24/26	90,000	86,931
3.00% 10/15/27	150,000	141,775
4.45% 5/15/28	200,000	198,686
4.45% 2/15/33	200,000	198,511
4.55% 2/13/26	130,000	129,124
4.65% 2/15/53	200,000	180,788
5.13% 11/10/26	130,000	130,571
		12,962,445
Biotechnology–0.28%
Amgen, Inc.
1.65% 8/15/28	200,000	174,971
2.00% 1/15/32	200,000	161,060
2.20% 2/21/27	175,000	162,335
2.30% 2/25/31	100,000	84,030
2.45% 2/21/30	400,000	348,856
2.60% 8/19/26	200,000	189,514
2.80% 8/15/41	200,000	140,587
3.00% 2/22/29	90,000	82,761
3.00% 1/15/52	200,000	130,989
3.15% 2/21/40	200,000	149,457
3.35% 2/22/32	90,000	79,822
3.38% 2/21/50	300,000	211,256
4.20% 2/22/52	90,000	71,165
4.40% 2/22/62	75,000	59,558
5.15% 3/2/28	250,000	249,963
5.15% 11/15/41	250,000	233,406
5.25% 3/2/30	200,000	201,467
5.25% 3/2/33	225,000	224,344
5.51% 3/2/26	85,000	84,984
5.60% 3/2/43	90,000	88,697
5.65% 3/2/53	705,000	694,314
5.75% 3/2/63	90,000	88,131
Baxalta, Inc. 5.25% 6/23/45	14,000	13,156
LVIP SSGA Bond Index Fund-19

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology (continued)
Biogen, Inc.
2.25% 5/1/30	75,000	$63,841
3.15% 5/1/50	120,000	77,307
3.25% 2/15/51	586,000	389,138
4.05% 9/15/25	145,000	142,375
Gilead Sciences, Inc.
1.20% 10/1/27	120,000	106,407
1.65% 10/1/30	95,000	78,279
2.60% 10/1/40	250,000	172,300
2.80% 10/1/50	250,000	156,598
3.65% 3/1/26	300,000	291,591
4.50% 2/1/45	80,000	69,099
4.60% 9/1/35	200,000	188,962
4.75% 3/1/46	200,000	178,256
4.80% 4/1/44	200,000	180,395
5.25% 10/15/33	155,000	156,132
Illumina, Inc. 5.75% 12/13/27	250,000	252,305
Royalty Pharma PLC
1.20% 9/2/25	180,000	170,947
1.75% 9/2/27	115,000	103,310
2.20% 9/2/30	105,000	87,509
3.30% 9/2/40	160,000	115,647
3.55% 9/2/50	160,000	107,396
		7,012,617
Building Materials–0.14%
Carrier Global Corp.
2.49% 2/15/27	85,000	79,581
2.72% 2/15/30	120,000	106,014
3.38% 4/5/40	85,000	65,752
3.58% 4/5/50	120,000	87,285
5.90% 3/15/34	125,000	130,459
Fortune Brands Innovations, Inc.
3.25% 9/15/29	150,000	135,902
5.88% 6/1/33	160,000	162,129
Johnson Controls International PLC
3.90% 2/14/26	28,000	27,322
4.50% 2/15/47	145,000	121,142
4.95% 7/2/64	68,000	58,307
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75% 9/15/30	85,000	70,216
2.00% 9/16/31	90,000	72,807
5.50% 4/19/29	250,000	252,928
Lennox International, Inc.
1.35% 8/1/25	55,000	52,506
1.70% 8/1/27	40,000	35,987
5.50% 9/15/28	200,000	202,225
Martin Marietta Materials, Inc.
3.45% 6/1/27	43,000	41,122
3.50% 12/15/27	100,000	95,073
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
Martin Marietta Materials, Inc. (continued)
4.25% 12/15/47	100,000	$81,252
Masco Corp.
1.50% 2/15/28	75,000	65,776
2.00% 10/1/30	125,000	102,961
2.00% 2/15/31	150,000	122,189
3.13% 2/15/51	45,000	29,051
3.50% 11/15/27	60,000	56,698
Mohawk Industries, Inc.
3.63% 5/15/30	150,000	137,423
5.85% 9/18/28	100,000	102,012
Owens Corning
3.88% 6/1/30	150,000	139,775
3.95% 8/15/29	70,000	66,185
4.30% 7/15/47	100,000	80,336
5.50% 6/15/27	70,000	70,606
5.70% 6/15/34	110,000	111,012
5.95% 6/15/54	115,000	115,919
7.00% 12/1/36	50,000	55,605
Trane Technologies Financing Ltd. 5.25% 3/3/33	45,000	45,324
Trane Technologies Global Holding Co. Ltd.
3.75% 8/21/28	100,000	95,326
4.30% 2/21/48	100,000	82,893
5.75% 6/15/43	100,000	101,855
Vulcan Materials Co. 3.90% 4/1/27	45,000	43,538
		3,502,493
Chemicals–0.35%
Air Products & Chemicals, Inc.
4.60% 2/8/29	250,000	247,450
4.80% 3/3/33	250,000	245,937
4.85% 2/8/34	250,000	245,394
Albemarle Corp.
5.05% 6/1/32	100,000	96,005
5.45% 12/1/44	100,000	91,021
5.65% 6/1/52	100,000	88,637
Cabot Corp. 4.00% 7/1/29	100,000	94,221
Celanese U.S. Holdings LLC
1.40% 8/5/26	50,000	45,920
6.35% 11/15/28	250,000	256,870
6.55% 11/15/30	350,000	365,748
6.70% 11/15/33	175,000	183,899
Dow Chemical Co.
2.10% 11/15/30	250,000	210,870
3.60% 11/15/50	250,000	174,060
4.80% 5/15/49	95,000	81,028
5.15% 2/15/34	250,000	244,550
5.25% 11/15/41	100,000	93,020
6.30% 3/15/33	155,000	163,522
7.38% 11/1/29	58,000	63,859
LVIP SSGA Bond Index Fund-20

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Dow Chemical Co. (continued)
9.40% 5/15/39	58,000	$76,783
DuPont de Nemours, Inc.
4.49% 11/15/25	250,000	246,462
4.73% 11/15/28	350,000	348,654
5.32% 11/15/38	82,000	84,349
Eastman Chemical Co.
4.65% 10/15/44	70,000	58,514
4.80% 9/1/42	250,000	217,400
Ecolab, Inc.
1.30% 1/30/31	195,000	155,149
2.13% 8/15/50	250,000	139,453
2.70% 11/1/26	45,000	42,613
5.25% 1/15/28	300,000	302,857
EIDP, Inc. 1.70% 7/15/25	155,000	149,145
Huntsman International LLC
2.95% 6/15/31	45,000	36,847
4.50% 5/1/29	90,000	85,273
International Flavors & Fragrances, Inc. 4.38% 6/1/47	55,000	42,356
Linde, Inc.
1.10% 8/10/30	250,000	201,363
2.00% 8/10/50	160,000	86,918
LYB International Finance III LLC
1.25% 10/1/25	40,000	37,850
2.25% 10/1/30	45,000	38,013
3.38% 10/1/40	60,000	43,885
3.63% 4/1/51	85,000	58,438
3.80% 10/1/60	60,000	40,753
4.20% 10/15/49	125,000	95,863
5.63% 5/15/33	500,000	505,863
Mosaic Co.
4.05% 11/15/27	150,000	143,842
5.45% 11/15/33	104,000	102,967
5.63% 11/15/43	200,000	188,981
NewMarket Corp. 2.70% 3/18/31	200,000	165,929
Nutrien Ltd.
2.95% 5/13/30	100,000	88,493
3.95% 5/13/50	100,000	75,116
4.13% 3/15/35	100,000	89,114
4.90% 3/27/28	115,000	113,651
5.40% 6/21/34	250,000	246,270
5.95% 11/7/25	70,000	70,374
PPG Industries, Inc.
1.20% 3/15/26	135,000	125,753
2.55% 6/15/30	50,000	43,575
2.80% 8/15/29	100,000	89,978
RPM International, Inc.
2.95% 1/15/32	125,000	104,563
3.75% 3/15/27	100,000	95,923
5.25% 6/1/45	100,000	91,823
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Sherwin-Williams Co.
2.30% 5/15/30	60,000	$51,472
2.95% 8/15/29	100,000	90,122
3.30% 5/15/50	100,000	68,054
3.45% 6/1/27	145,000	138,090
3.80% 8/15/49	100,000	75,461
3.95% 1/15/26	250,000	244,714
4.50% 6/1/47	88,000	74,206
Westlake Corp.
3.60% 8/15/26	150,000	144,332
5.00% 8/15/46	100,000	87,169
		8,896,784
Coal–0.00%
Teck Resources Ltd. 3.90% 7/15/30	125,000	115,970
		115,970
Commercial Services–0.28%
Automatic Data Processing, Inc.
1.25% 9/1/30	75,000	60,715
1.70% 5/15/28	95,000	84,857
3.38% 9/15/25	125,000	122,428
Block Financial LLC 3.88% 8/15/30	60,000	54,999
California Institute of Technology
3.65% 9/1/19	45,000	29,803
4.32% 8/1/45	60,000	53,319
Cintas Corp. No. 2 3.70% 4/1/27	100,000	96,256
Emory University
2.14% 9/1/30	35,000	29,887
2.97% 9/1/50	35,000	23,733
Equifax, Inc.
2.35% 9/15/31	350,000	287,197
5.10% 12/15/27	45,000	44,805
Ford Foundation
2.42% 6/1/50	200,000	120,127
2.82% 6/1/70	30,000	17,436
George Washington University
4.13% 9/15/48	200,000	169,393
4.30% 9/15/44	100,000	88,154
Georgetown University
4.32% 4/1/49	50,000	43,278
5.12% 4/1/53	55,000	54,097
5.22% 10/1/18	50,000	45,405
Global Payments, Inc.
1.20% 3/1/26	375,000	349,036
2.15% 1/15/27	200,000	185,232
2.90% 5/15/30	115,000	100,114
2.90% 11/15/31	200,000	167,464
4.45% 6/1/28	100,000	96,618
4.80% 4/1/26	100,000	98,731
LVIP SSGA Bond Index Fund-21

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Johns Hopkins University
2.81% 1/1/60	35,000	$21,728
4.71% 7/1/32	60,000	59,167
Leland Stanford Junior University
2.41% 6/1/50	60,000	37,188
3.65% 5/1/48	70,000	56,038
Massachusetts Institute of Technology
3.07% 4/1/52	200,000	141,720
3.89% 7/1/16	55,000	40,483
5.60% 7/1/11	200,000	210,583
Moody's Corp.
2.00% 8/19/31	100,000	81,188
2.75% 8/19/41	100,000	69,155
3.25% 1/15/28	65,000	61,469
3.25% 5/20/50	100,000	68,254
3.75% 2/25/52	100,000	75,443
4.25% 2/1/29	100,000	97,262
4.88% 12/17/48	100,000	89,118
Northwestern University 3.66% 12/1/57	75,000	55,929
PayPal Holdings, Inc.
2.30% 6/1/30	80,000	68,964
2.65% 10/1/26	65,000	61,518
2.85% 10/1/29	95,000	85,641
3.25% 6/1/50	500,000	338,521
5.15% 6/1/34	200,000	197,540
President & Fellows of Harvard College
3.15% 7/15/46	100,000	73,597
3.30% 7/15/56	100,000	71,585
3.75% 11/15/52	65,000	52,154
Quanta Services, Inc.
2.35% 1/15/32	55,000	44,687
3.05% 10/1/41	60,000	42,305
RELX Capital, Inc.
3.00% 5/22/30	100,000	89,718
4.00% 3/18/29	200,000	192,229
Rockefeller Foundation 2.49% 10/1/50	60,000	37,121
S&P Global, Inc.
1.25% 8/15/30	75,000	60,604
2.30% 8/15/60	395,000	200,629
2.45% 3/1/27	70,000	65,446
2.50% 12/1/29	55,000	48,695
2.70% 3/1/29	150,000	135,942
2.90% 3/1/32	105,000	90,733
2.95% 1/22/27	150,000	142,320
3.25% 12/1/49	65,000	45,752
3.70% 3/1/52	35,000	26,380
3.90% 3/1/62	45,000	33,500
5.25% 9/15/33	160,000	161,501
Trustees of Boston University 4.06% 10/1/48	25,000	20,968
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Trustees of Princeton University
2.52% 7/1/50	40,000	$25,746
5.70% 3/1/39	50,000	53,695
Trustees of the University of Pennsylvania 3.61% 2/15/19	100,000	67,739
UL Solutions, Inc. 6.50% 10/20/28	250,000	260,796
University of Chicago
2.55% 4/1/50	35,000	22,669
4.00% 10/1/53	60,000	49,214
University of Notre Dame du Lac 3.39% 2/15/48	100,000	77,176
University of Southern California
3.03% 10/1/39	200,000	159,327
3.84% 10/1/47	55,000	45,127
Verisk Analytics, Inc.
3.63% 5/15/50	20,000	14,382
4.13% 3/15/29	120,000	115,359
5.25% 6/5/34	180,000	177,234
William Marsh Rice University 3.57% 5/15/45	100,000	81,393
		7,125,716
Computers–0.50%
Apple, Inc.
0.55% 8/20/25	400,000	379,898
0.70% 2/8/26	250,000	233,467
1.20% 2/8/28	250,000	221,072
1.25% 8/20/30	100,000	81,874
1.40% 8/5/28	200,000	176,048
1.65% 5/11/30	120,000	101,123
1.70% 8/5/31	200,000	163,627
2.05% 9/11/26	200,000	188,018
2.20% 9/11/29	250,000	221,828
2.40% 8/20/50	220,000	133,266
2.45% 8/4/26	250,000	237,485
2.65% 5/11/50	500,000	319,106
2.70% 8/5/51	200,000	127,022
2.80% 2/8/61	250,000	153,354
2.85% 8/5/61	200,000	123,017
2.95% 9/11/49	135,000	92,351
3.00% 11/13/27	200,000	189,490
3.20% 5/11/27	154,000	147,573
3.35% 2/9/27	200,000	192,802
3.45% 2/9/45	125,000	96,859
3.75% 9/12/47	225,000	179,534
3.75% 11/13/47	150,000	119,644
3.85% 8/4/46	135,000	110,096
3.95% 8/8/52	800,000	649,881
4.00% 5/10/28	175,000	171,365
4.25% 2/9/47	25,000	21,797
4.30% 5/10/33	250,000	246,432
4.38% 5/13/45	100,000	89,118
LVIP SSGA Bond Index Fund-22

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Apple, Inc. (continued)
4.42% 5/8/26	180,000	$178,827
4.45% 5/6/44	200,000	184,871
4.50% 2/23/36	250,000	244,005
4.85% 5/10/53	250,000	241,771
Dell International LLC/EMC Corp.
3.38% 12/15/41	125,000	91,437
3.45% 12/15/51	250,000	169,365
4.90% 10/1/26	800,000	792,172
6.02% 6/15/26	179,000	180,873
8.10% 7/15/36	73,000	87,058
8.35% 7/15/46	33,000	41,731
Genpact Luxembourg SARL/Genpact USA, Inc. 6.00% 6/4/29	125,000	126,434
Hewlett Packard Enterprise Co.
1.75% 4/1/26	300,000	281,462
5.25% 7/1/28	250,000	251,472
6.35% 10/15/45	250,000	262,623
HP, Inc.
3.00% 6/17/27	150,000	141,060
4.20% 4/15/32	200,000	185,256
6.00% 9/15/41	305,000	311,643
IBM International Capital Pte. Ltd.
4.60% 2/5/29	250,000	245,725
4.90% 2/5/34	250,000	242,686
5.30% 2/5/54	105,000	98,195
International Business Machines Corp.
1.95% 5/15/30	110,000	93,063
2.20% 2/9/27	100,000	93,048
2.72% 2/9/32	155,000	132,985
2.85% 5/15/40	165,000	117,771
2.95% 5/15/50	155,000	98,185
3.30% 5/15/26	250,000	241,617
3.30% 1/27/27	100,000	95,945
3.43% 2/9/52	125,000	86,508
3.45% 2/19/26	150,000	145,759
4.00% 6/20/42	200,000	163,468
4.15% 5/15/39	200,000	171,944
4.25% 5/15/49	350,000	284,664
4.75% 2/6/33	250,000	243,522
5.10% 2/6/53	250,000	233,949
5.60% 11/30/39	210,000	213,490
5.88% 11/29/32	120,000	126,302
Leidos, Inc.
2.30% 2/15/31	195,000	160,663
5.75% 3/15/33	45,000	45,393
NetApp, Inc.
2.38% 6/22/27	50,000	46,171
2.70% 6/22/30	50,000	43,474
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Teledyne FLIR LLC 2.50% 8/1/30	35,000	$29,800
Western Digital Corp.
2.85% 2/1/29	65,000	56,408
3.10% 2/1/32	110,000	89,434
		12,539,376
Cosmetics & Personal Care–0.17%
Colgate-Palmolive Co.
3.70% 8/1/47	55,000	43,611
4.00% 8/15/45	100,000	83,867
4.60% 3/1/28	250,000	249,579
Estee Lauder Cos., Inc.
1.95% 3/15/31	115,000	94,542
3.15% 3/15/27	100,000	95,495
4.15% 3/15/47	65,000	52,901
4.38% 6/15/45	250,000	211,673
4.65% 5/15/33	125,000	120,660
Haleon U.S. Capital LLC
3.38% 3/24/27	250,000	238,558
3.38% 3/24/29	250,000	232,125
3.63% 3/24/32	250,000	223,956
Kenvue, Inc. 5.05% 3/22/53	400,000	377,299
Procter & Gamble Co.
0.55% 10/29/25	100,000	94,325
1.20% 10/29/30	100,000	81,441
1.90% 2/1/27	400,000	372,312
2.30% 2/1/32	400,000	343,717
2.70% 2/2/26	100,000	96,566
2.85% 8/11/27	150,000	141,746
4.05% 1/26/33	250,000	239,854
4.55% 1/29/34	250,000	245,342
Unilever Capital Corp.
1.38% 9/14/30	105,000	85,559
2.00% 7/28/26	100,000	93,978
2.90% 5/5/27	150,000	142,203
3.50% 3/22/28	100,000	95,372
4.88% 9/8/28	100,000	100,065
5.00% 12/8/33	100,000	100,192
5.90% 11/15/32	133,000	141,346
		4,398,284
Distribution/Wholesale–0.01%
WW Grainger, Inc.
3.75% 5/15/46	150,000	116,767
4.20% 5/15/47	100,000	83,094
4.60% 6/15/45	55,000	49,254
		249,115
Diversified Financial Services–0.84%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75% 1/30/26	225,000	211,945
2.45% 10/29/26	150,000	139,925
LVIP SSGA Bond Index Fund-23

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (continued)
3.30% 1/30/32	240,000	$206,212
3.40% 10/29/33	150,000	125,818
3.65% 7/21/27	150,000	142,371
3.85% 10/29/41	150,000	117,310
4.63% 10/15/27	200,000	194,868
5.10% 1/19/29	170,000	168,369
5.75% 6/6/28	210,000	212,190
6.15% 9/30/30	290,000	299,811
6.50% 7/15/25	150,000	151,147
Air Lease Corp.
2.10% 9/1/28	70,000	61,466
2.20% 1/15/27	200,000	184,635
3.13% 12/1/30	50,000	43,688
3.38% 7/1/25	95,000	92,829
3.75% 6/1/26	100,000	96,624
5.10% 3/1/29	400,000	395,778
5.85% 12/15/27	250,000	253,129
Aircastle Ltd. 4.25% 6/15/26	65,000	63,320
Ally Financial, Inc.
μ6.99% 6/13/29	125,000	129,709
8.00% 11/1/31	600,000	662,153
American Express Co.
1.65% 11/4/26	85,000	78,204
3.30% 5/3/27	230,000	218,824
4.05% 5/3/29	165,000	159,234
4.05% 12/3/42	135,000	112,693
4.90% 2/13/26	85,000	84,453
μ5.10% 2/16/28	235,000	233,953
μ5.53% 4/25/30	250,000	252,880
μ5.63% 7/28/34	125,000	125,145
5.85% 11/5/27	300,000	307,277
μ5.92% 4/25/35	125,000	126,996
μ6.34% 10/30/26	250,000	252,455
μ6.49% 10/30/31	165,000	175,901
Ameriprise Financial, Inc.
2.88% 9/15/26	100,000	95,226
5.15% 5/15/33	115,000	115,187
Apollo Global Management, Inc. 5.80% 5/21/54	165,000	162,383
BGC Group, Inc. 8.00% 5/25/28	200,000	210,718
BlackRock, Inc.
1.90% 1/28/31	50,000	41,416
2.10% 2/25/32	250,000	203,523
2.40% 4/30/30	90,000	78,571
3.20% 3/15/27	167,000	160,391
3.25% 4/30/29	150,000	139,737
Capital One Financial Corp.
μ1.88% 11/2/27	250,000	229,224
μ2.36% 7/29/32	200,000	156,244
μ2.62% 11/2/32	250,000	203,408
μ3.27% 3/1/30	200,000	180,530
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Capital One Financial Corp. (continued)
3.65% 5/11/27	500,000	$478,132
3.75% 3/9/27	250,000	240,107
4.20% 10/29/25	200,000	195,865
μ5.47% 2/1/29	155,000	154,283
μ6.05% 2/1/35	70,000	70,407
μ6.31% 6/8/29	165,000	168,825
μ6.38% 6/8/34	165,000	169,283
μ7.62% 10/30/31	180,000	198,157
Cboe Global Markets, Inc. 3.65% 1/12/27	100,000	96,474
Charles Schwab Corp.
0.90% 3/11/26	335,000	310,649
2.00% 3/20/28	200,000	179,523
3.20% 3/2/27	100,000	95,170
3.25% 5/22/29	200,000	184,322
3.30% 4/1/27	90,000	85,885
3.45% 2/13/26	70,000	67,951
μ5.85% 5/19/34	125,000	127,440
μ6.14% 8/24/34	250,000	260,335
μ6.20% 11/17/29	140,000	145,605
CI Financial Corp. 3.20% 12/17/30	155,000	122,170
CME Group, Inc.
2.65% 3/15/32	105,000	89,893
3.75% 6/15/28	100,000	96,308
4.15% 6/15/48	75,000	63,189
5.30% 9/15/43	100,000	99,945
Discover Financial Services
4.10% 2/9/27	115,000	110,560
4.50% 1/30/26	150,000	147,016
6.70% 11/29/32	200,000	208,699
Eaton Vance Corp. 3.50% 4/6/27	100,000	95,733
Franklin Resources, Inc. 1.60% 10/30/30	100,000	80,827
Intercontinental Exchange, Inc.
1.85% 9/15/32	165,000	127,849
2.10% 6/15/30	155,000	131,620
2.65% 9/15/40	165,000	114,188
3.00% 6/15/50	115,000	74,847
3.00% 9/15/60	160,000	95,651
3.75% 12/1/25	85,000	83,075
3.75% 9/21/28	105,000	100,021
4.00% 9/15/27	200,000	193,458
4.25% 9/21/48	150,000	122,757
4.35% 6/15/29	85,000	82,211
4.60% 3/15/33	55,000	52,527
4.95% 6/15/52	95,000	86,456
5.20% 6/15/62	145,000	135,012
5.25% 6/15/31	30,000	30,215
Invesco Finance PLC 3.75% 1/15/26	100,000	97,341
LVIP SSGA Bond Index Fund-24

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Janus Henderson U.S. Holdings, Inc. 4.88% 8/1/25	150,000	$148,431
Jefferies Financial Group, Inc.
2.75% 10/15/32	155,000	123,845
5.88% 7/21/28	135,000	136,356
6.20% 4/14/34	225,000	227,884
6.25% 1/15/36	100,000	100,981
Lazard Group LLC 3.63% 3/1/27	100,000	95,687
Legg Mason, Inc. 4.75% 3/15/26	150,000	149,056
LPL Holdings, Inc. 6.00% 5/20/34	250,000	249,625
Mastercard, Inc.
1.90% 3/15/31	100,000	83,561
2.95% 11/21/26	150,000	143,181
2.95% 6/1/29	150,000	137,857
2.95% 3/15/51	45,000	29,802
3.30% 3/26/27	600,000	575,602
3.65% 6/1/49	150,000	114,148
3.80% 11/21/46	100,000	79,247
Nasdaq, Inc.
1.65% 1/15/31	200,000	160,554
2.50% 12/21/40	200,000	130,425
3.85% 6/30/26	45,000	43,807
3.95% 3/7/52	100,000	74,481
5.55% 2/15/34	210,000	210,285
Nomura Holdings, Inc.
1.85% 7/16/25	300,000	288,217
2.33% 1/22/27	200,000	184,886
2.61% 7/14/31	200,000	164,662
2.71% 1/22/29	200,000	177,994
3.00% 1/22/32	200,000	167,195
5.39% 7/6/27	200,000	199,956
6.07% 7/12/28	250,000	255,767
ORIX Corp.
2.25% 3/9/31	100,000	83,528
3.70% 7/18/27	100,000	95,642
Raymond James Financial, Inc.
3.75% 4/1/51	250,000	184,008
4.95% 7/15/46	50,000	44,999
Synchrony Financial
2.88% 10/28/31	125,000	100,239
3.70% 8/4/26	200,000	190,852
4.50% 7/23/25	100,000	98,316
5.15% 3/19/29	50,000	48,010
Visa, Inc.
1.90% 4/15/27	500,000	461,551
2.00% 8/15/50	300,000	168,679
2.70% 4/15/40	100,000	72,865
2.75% 9/15/27	75,000	70,464
3.15% 12/14/25	350,000	340,385
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Visa, Inc. (continued)
4.15% 12/14/35	115,000	$107,317
4.30% 12/14/45	530,000	459,658
Voya Financial, Inc.
3.65% 6/15/26	100,000	96,501
4.80% 6/15/46	60,000	50,903
5.70% 7/15/43	100,000	96,886
Western Union Co.
1.35% 3/15/26	100,000	93,226
2.75% 3/15/31	100,000	83,105
		21,328,477
Electric–2.12%
AEP Texas, Inc.
2.10% 7/1/30	100,000	83,218
3.45% 1/15/50	50,000	33,177
4.15% 5/1/49	100,000	74,815
5.40% 6/1/33	180,000	175,235
AEP Transmission Co. LLC
3.75% 12/1/47	100,000	74,281
4.50% 6/15/52	40,000	33,170
AES Corp.
1.38% 1/15/26	190,000	178,052
2.45% 1/15/31	250,000	205,828
Alabama Power Co.
1.45% 9/15/30	250,000	203,744
3.05% 3/15/32	65,000	56,206
3.70% 12/1/47	100,000	74,311
3.75% 3/1/45	150,000	115,132
4.30% 1/2/46	150,000	124,821
4.30% 7/15/48	65,000	53,266
6.13% 5/15/38	100,000	105,401
Ameren Corp.
1.75% 3/15/28	100,000	88,246
3.65% 2/15/26	50,000	48,459
Ameren Illinois Co.
1.55% 11/15/30	40,000	32,376
3.70% 12/1/47	100,000	74,773
3.80% 5/15/28	100,000	95,885
4.95% 6/1/33	250,000	244,016
American Electric Power Co., Inc.
1.00% 11/1/25	125,000	117,454
2.30% 3/1/30	50,000	42,639
3.20% 11/13/27	100,000	93,634
3.25% 3/1/50	65,000	42,604
5.63% 3/1/33	65,000	64,761
5.70% 8/15/25	115,000	115,091
5.95% 11/1/32	200,000	204,629
Appalachian Power Co.
2.70% 4/1/31	250,000	210,354
3.70% 5/1/50	100,000	69,134
5.65% 4/1/34	250,000	247,527
Arizona Public Service Co.
2.95% 9/15/27	50,000	46,608
LVIP SSGA Bond Index Fund-25

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Arizona Public Service Co. (continued)
3.35% 5/15/50	70,000	$46,714
3.50% 12/1/49	100,000	67,938
4.25% 3/1/49	100,000	78,076
4.35% 11/15/45	100,000	81,155
4.50% 4/1/42	100,000	84,788
5.05% 9/1/41	100,000	91,005
Atlantic City Electric Co. 2.30% 3/15/31	50,000	41,982
Avangrid, Inc. 3.80% 6/1/29	100,000	93,031
Avista Corp. 4.35% 6/1/48	100,000	82,629
Baltimore Gas & Electric Co.
2.90% 6/15/50	55,000	34,531
3.50% 8/15/46	200,000	144,235
3.75% 8/15/47	100,000	74,897
5.30% 6/1/34	250,000	248,588
6.35% 10/1/36	100,000	106,273
Berkshire Hathaway Energy Co.
1.65% 5/15/31	90,000	71,615
2.85% 5/15/51	150,000	91,420
3.25% 4/15/28	125,000	117,257
3.80% 7/15/48	70,000	51,444
4.60% 5/1/53	150,000	124,534
5.15% 11/15/43	200,000	188,626
5.95% 5/15/37	125,000	129,384
6.13% 4/1/36	247,000	258,486
Black Hills Corp.
3.05% 10/15/29	100,000	88,896
3.88% 10/15/49	100,000	71,196
6.00% 1/15/35	95,000	95,562
6.15% 5/15/34	250,000	254,648
CenterPoint Energy Houston Electric LLC
2.35% 4/1/31	85,000	71,563
2.40% 9/1/26	100,000	94,300
3.00% 2/1/27	100,000	95,402
3.35% 4/1/51	125,000	86,630
4.25% 2/1/49	50,000	40,759
CenterPoint Energy, Inc.
2.95% 3/1/30	100,000	88,517
3.70% 9/1/49	100,000	71,899
Cleco Corporate Holdings LLC
3.74% 5/1/26	100,000	96,400
4.97% 5/1/46	70,000	57,467
Cleveland Electric Illuminating Co. 5.95% 12/15/36	100,000	101,310
CMS Energy Corp. 4.88% 3/1/44	100,000	90,376
Commonwealth Edison Co.
2.20% 3/1/30	100,000	85,718
2.55% 6/15/26	100,000	95,274
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Commonwealth Edison Co. (continued)
2.75% 9/1/51	285,000	$169,950
3.13% 3/15/51	100,000	65,266
3.20% 11/15/49	145,000	96,866
3.65% 6/15/46	100,000	74,360
3.70% 8/15/28	45,000	42,816
4.00% 3/1/48	250,000	194,205
4.90% 2/1/33	90,000	87,899
5.30% 6/1/34	55,000	55,004
5.65% 6/1/54	65,000	64,598
6.45% 1/15/38	100,000	108,241
Connecticut Light & Power Co.
0.75% 12/1/25	50,000	46,945
4.15% 6/1/45	75,000	61,436
4.30% 4/15/44	130,000	109,582
4.65% 1/1/29	250,000	247,032
Consolidated Edison Co. of New York, Inc.
3.00% 12/1/60	160,000	94,726
3.60% 6/15/61	200,000	135,875
3.70% 11/15/59	85,000	59,017
3.80% 5/15/28	100,000	95,911
3.95% 3/1/43	150,000	119,852
4.00% 12/1/28	100,000	96,234
4.30% 12/1/56	100,000	78,759
4.45% 3/15/44	200,000	170,365
4.50% 12/1/45	100,000	84,623
4.63% 12/1/54	200,000	169,135
4.65% 12/1/48	100,000	85,345
5.50% 12/1/39	250,000	246,357
5.85% 3/15/36	100,000	102,922
6.30% 8/15/37	20,000	21,291
6.75% 4/1/38	25,000	27,716
Constellation Energy Generation LLC
5.60% 6/15/42	292,000	281,481
6.13% 1/15/34	75,000	78,143
6.25% 10/1/39	100,000	103,287
Consumers Energy Co.
2.50% 5/1/60	85,000	47,808
3.95% 5/15/43	150,000	121,969
4.63% 5/15/33	100,000	95,743
4.65% 3/1/28	250,000	247,843
4.90% 2/15/29	250,000	248,860
Dayton Power & Light Co. 3.95% 6/15/49	95,000	69,054
Delmarva Power & Light Co. 4.15% 5/15/45	50,000	39,896
Dominion Energy South Carolina, Inc.
6.05% 1/15/38	225,000	234,847
6.25% 10/15/53	145,000	156,109
LVIP SSGA Bond Index Fund-26

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Dominion Energy, Inc.
1.45% 4/15/26	40,000	$37,251
2.25% 8/15/31	90,000	73,313
2.85% 8/15/26	60,000	56,999
3.30% 4/15/41	30,000	21,663
3.38% 4/1/30	400,000	361,318
4.25% 6/1/28	250,000	241,474
4.60% 3/15/49	150,000	124,572
4.90% 8/1/41	60,000	52,811
5.95% 6/15/35	25,000	25,360
DTE Electric Co.
1.90% 4/1/28	160,000	143,376
2.25% 3/1/30	150,000	129,469
3.25% 4/1/51	70,000	47,241
3.70% 6/1/46	50,000	38,139
3.75% 8/15/47	100,000	76,013
3.95% 3/1/49	70,000	55,143
4.05% 5/15/48	100,000	79,839
DTE Energy Co.
2.85% 10/1/26	200,000	189,330
3.40% 6/15/29	98,000	89,783
4.88% 6/1/28	210,000	206,701
Duke Energy Carolinas LLC
2.55% 4/15/31	75,000	63,879
3.45% 4/15/51	90,000	62,804
3.95% 3/15/48	150,000	115,339
4.00% 9/30/42	150,000	120,809
4.95% 1/15/33	250,000	245,719
5.30% 2/15/40	100,000	96,603
6.10% 6/1/37	170,000	175,203
Duke Energy Corp.
0.90% 9/15/25	65,000	61,560
2.45% 6/1/30	370,000	317,694
2.65% 9/1/26	165,000	155,980
3.15% 8/15/27	250,000	235,740
3.40% 6/15/29	65,000	60,049
3.95% 8/15/47	200,000	149,487
4.20% 6/15/49	65,000	49,991
4.80% 12/15/45	100,000	86,316
4.85% 1/5/29	250,000	246,851
5.00% 12/8/27	125,000	124,373
5.45% 6/15/34	145,000	143,319
5.75% 9/15/33	250,000	253,871
6.10% 9/15/53	250,000	253,729
Duke Energy Florida LLC
1.75% 6/15/30	335,000	277,962
3.20% 1/15/27	150,000	143,196
3.85% 11/15/42	100,000	79,483
5.95% 11/15/52	40,000	40,695
Duke Energy Florida Project Finance LLC 2.54% 9/1/31	78,796	74,362
Duke Energy Indiana LLC
2.75% 4/1/50	125,000	75,624
3.25% 10/1/49	50,000	33,451
3.75% 5/15/46	150,000	113,721
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Duke Energy Indiana LLC (continued)
6.12% 10/15/35	100,000	$105,818
6.45% 4/1/39	130,000	140,260
Duke Energy Ohio, Inc.
3.65% 2/1/29	100,000	94,381
3.70% 6/15/46	68,000	50,042
4.30% 2/1/49	45,000	36,148
5.25% 4/1/33	35,000	34,696
5.65% 4/1/53	60,000	57,957
Duke Energy Progress LLC
3.45% 3/15/29	70,000	65,286
3.70% 9/1/28	100,000	95,309
4.10% 3/15/43	100,000	80,944
6.30% 4/1/38	250,000	265,346
Duke Energy Progress NC Storm Funding LLC 2.39% 7/1/39	100,000	80,318
Edison International 5.25% 11/15/28	145,000	143,730
El Paso Electric Co. 5.00% 12/1/44	150,000	125,718
Emera U.S. Finance LP
3.55% 6/15/26	100,000	95,898
4.75% 6/15/46	105,000	86,402
Enel Americas SA 4.00% 10/25/26	35,000	33,600
Enel Chile SA 4.88% 6/12/28	150,000	145,005
Entergy Arkansas LLC
2.65% 6/15/51	65,000	37,808
3.35% 6/15/52	100,000	67,343
3.50% 4/1/26	60,000	58,344
4.20% 4/1/49	100,000	79,518
Entergy Corp.
1.90% 6/15/28	85,000	74,920
2.40% 6/15/31	100,000	82,529
2.95% 9/1/26	90,000	85,393
Entergy Louisiana LLC
1.60% 12/15/30	50,000	40,262
2.35% 6/15/32	100,000	81,177
2.40% 10/1/26	100,000	94,045
2.90% 3/15/51	75,000	45,422
3.10% 6/15/41	100,000	72,161
3.25% 4/1/28	150,000	140,500
4.00% 3/15/33	95,000	85,551
4.20% 4/1/50	100,000	78,422
4.95% 1/15/45	110,000	96,404
Entergy Mississippi LLC
2.85% 6/1/28	50,000	45,971
3.50% 6/1/51	145,000	100,585
3.85% 6/1/49	25,000	18,431
5.85% 6/1/54	155,000	154,260
Entergy Texas, Inc.
3.55% 9/30/49	50,000	35,739
5.80% 9/1/53	140,000	139,960
LVIP SSGA Bond Index Fund-27

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Evergy Kansas Central, Inc.
2.55% 7/1/26	50,000	$47,533
4.25% 12/1/45	50,000	40,894
5.70% 3/15/53	335,000	328,362
Evergy Metro, Inc.
2.25% 6/1/30	150,000	127,584
4.20% 6/15/47	100,000	79,526
Eversource Energy
0.80% 8/15/25	200,000	189,505
2.55% 3/15/31	250,000	207,839
2.90% 3/1/27	100,000	93,954
3.30% 1/15/28	100,000	93,402
3.38% 3/1/32	100,000	85,807
4.25% 4/1/29	75,000	71,373
5.45% 3/1/28	365,000	366,077
Exelon Corp.
2.75% 3/15/27	100,000	93,723
3.35% 3/15/32	100,000	87,673
3.40% 4/15/26	100,000	96,757
4.10% 3/15/52	40,000	30,749
4.45% 4/15/46	100,000	82,464
4.95% 6/15/35	105,000	97,738
5.10% 6/15/45	105,000	95,392
5.15% 3/15/28	50,000	49,886
5.30% 3/15/33	100,000	99,279
5.60% 3/15/53	100,000	96,074
Florida Power & Light Co.
3.15% 10/1/49	310,000	210,794
3.70% 12/1/47	100,000	75,903
3.80% 12/15/42	100,000	79,763
4.05% 6/1/42	150,000	125,485
4.13% 6/1/48	100,000	81,388
4.80% 5/15/33	250,000	243,069
5.05% 4/1/28	145,000	145,533
5.10% 4/1/33	160,000	159,254
5.30% 6/15/34	500,000	503,958
5.30% 4/1/53	165,000	159,038
5.69% 3/1/40	50,000	51,069
5.95% 2/1/38	200,000	210,510
5.96% 4/1/39	100,000	105,035
Fortis, Inc. 3.06% 10/4/26	200,000	189,772
Georgia Power Co.
2.65% 9/15/29	105,000	93,623
3.25% 4/1/26	50,000	48,325
3.25% 3/15/51	285,000	193,801
3.70% 1/30/50	40,000	29,518
4.30% 3/15/42	200,000	169,675
4.30% 3/15/43	100,000	83,224
4.65% 5/16/28	250,000	246,138
4.75% 9/1/40	100,000	90,314
Hydro-Quebec 8.50% 12/1/29	115,000	133,607
Iberdrola International BV 6.75% 7/15/36	100,000	112,130
Idaho Power Co. 5.50% 3/15/53	200,000	190,640
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Indiana Michigan Power Co.
3.75% 7/1/47	100,000	$73,607
3.85% 5/15/28	150,000	142,735
4.25% 8/15/48	50,000	39,641
Interstate Power & Light Co.
2.30% 6/1/30	25,000	21,349
3.50% 9/30/49	50,000	35,008
3.60% 4/1/29	200,000	187,285
5.70% 10/15/33	105,000	106,180
6.25% 7/15/39	130,000	135,597
ITC Holdings Corp.
3.25% 6/30/26	90,000	86,192
3.35% 11/15/27	100,000	94,284
Kentucky Utilities Co.
3.30% 6/1/50	105,000	70,965
5.13% 11/1/40	100,000	94,031
MidAmerican Energy Co.
3.10% 5/1/27	100,000	95,380
3.65% 4/15/29	50,000	47,280
3.95% 8/1/47	100,000	77,905
4.25% 7/15/49	50,000	41,081
4.40% 10/15/44	100,000	84,953
5.35% 1/15/34	125,000	126,714
5.75% 11/1/35	25,000	25,656
Mississippi Power Co. 3.95% 3/30/28	100,000	96,139
National Grid PLC 5.42% 1/11/34	250,000	244,420
NATIONAL GRID PLC 5.60% 6/12/28	250,000	252,434
National Rural Utilities Cooperative Finance Corp.
1.00% 6/15/26	250,000	230,655
1.35% 3/15/31	125,000	97,782
2.40% 3/15/30	195,000	168,592
3.05% 4/25/27	100,000	94,816
3.25% 11/1/25	100,000	97,176
4.02% 11/1/32	100,000	91,730
4.85% 2/7/29	250,000	248,501
5.80% 1/15/33	85,000	87,352
8.00% 3/1/32	150,000	172,783
Nevada Power Co.
2.40% 5/1/30	100,000	86,112
3.13% 8/1/50	65,000	41,527
3.70% 5/1/29	75,000	70,745
6.00% 3/15/54	80,000	81,285
6.75% 7/1/37	100,000	110,484
NextEra Energy Capital Holdings, Inc.
1.88% 1/15/27	200,000	184,248
2.44% 1/15/32	200,000	163,967
2.75% 11/1/29	320,000	284,596
3.00% 1/15/52	200,000	126,781
3.50% 4/1/29	150,000	139,399
4.63% 7/15/27	200,000	196,730
LVIP SSGA Bond Index Fund-28

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
NextEra Energy Capital Holdings, Inc. (continued)
5.00% 7/15/32	60,000	$58,427
5.05% 2/28/33	250,000	242,989
5.25% 2/28/53	145,000	134,930
μ5.65% 5/1/79	100,000	95,444
Northern States Power Co.
2.25% 4/1/31	100,000	84,314
2.90% 3/1/50	60,000	38,222
3.20% 4/1/52	60,000	39,942
3.60% 5/15/46	50,000	36,998
3.60% 9/15/47	100,000	72,903
4.00% 8/15/45	100,000	78,991
5.35% 11/1/39	40,000	39,238
5.65% 6/15/54	250,000	249,326
6.20% 7/1/37	100,000	106,696
NorthWestern Corp. 4.18% 11/15/44	150,000	120,382
NSTAR Electric Co.
1.95% 8/15/31	100,000	80,889
3.20% 5/15/27	100,000	95,199
Oglethorpe Power Corp.
3.75% 8/1/50	155,000	109,873
4.25% 4/1/46	75,000	57,547
5.95% 11/1/39	100,000	100,016
Ohio Edison Co. 6.88% 7/15/36	100,000	111,675
Ohio Power Co.
1.63% 1/15/31	100,000	79,842
4.15% 4/1/48	100,000	77,027
Oklahoma Gas & Electric Co.
3.30% 3/15/30	100,000	90,924
3.80% 8/15/28	100,000	95,472
4.15% 4/1/47	50,000	39,995
Oncor Electric Delivery Co. LLC
0.55% 10/1/25	175,000	164,834
3.70% 11/15/28	200,000	190,095
3.75% 4/1/45	100,000	77,537
4.10% 11/15/48	100,000	79,997
4.55% 12/1/41	150,000	133,391
5.30% 6/1/42	200,000	192,693
5.55% 6/15/54	175,000	171,611
Pacific Gas & Electric Co.
2.10% 8/1/27	85,000	76,693
2.50% 2/1/31	250,000	206,079
3.25% 6/1/31	185,000	159,065
3.30% 8/1/40	150,000	106,822
3.45% 7/1/25	900,000	877,990
3.50% 8/1/50	410,000	267,568
4.20% 3/1/29	70,000	66,214
4.20% 6/1/41	115,000	90,083
4.40% 3/1/32	100,000	91,453
4.95% 7/1/50	600,000	495,733
5.25% 3/1/52	100,000	85,728
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Pacific Gas & Electric Co. (continued)
6.15% 1/15/33	125,000	$126,984
6.75% 1/15/53	300,000	311,382
PacifiCorp
3.50% 6/15/29	65,000	60,383
4.10% 2/1/42	100,000	78,588
4.13% 1/15/49	70,000	53,310
4.15% 2/15/50	100,000	76,450
5.35% 12/1/53	300,000	272,230
5.45% 2/15/34	350,000	345,745
5.75% 4/1/37	100,000	99,246
6.00% 1/15/39	100,000	101,519
6.35% 7/15/38	25,000	26,129
7.70% 11/15/31	100,000	114,220
PECO Energy Co.
2.80% 6/15/50	290,000	181,331
3.00% 9/15/49	40,000	26,322
3.05% 3/15/51	30,000	19,482
5.95% 10/1/36	100,000	105,075
PG&E Wildfire Recovery Funding LLC 4.72% 6/1/39	250,000	239,984
Potomac Electric Power Co. 4.15% 3/15/43	100,000	82,628
PPL Electric Utilities Corp.
4.13% 6/15/44	100,000	82,573
4.85% 2/15/34	155,000	150,822
5.00% 5/15/33	145,000	142,996
5.25% 5/15/53	85,000	80,918
6.25% 5/15/39	30,000	32,139
Progress Energy, Inc.
6.00% 12/1/39	50,000	50,268
7.75% 3/1/31	150,000	168,333
Public Service Co. of Colorado
1.90% 1/15/31	150,000	121,834
2.70% 1/15/51	150,000	88,555
3.20% 3/1/50	65,000	42,728
4.05% 9/15/49	50,000	37,846
5.35% 5/15/34	80,000	79,295
5.75% 5/15/54	100,000	98,740
6.25% 9/1/37	100,000	104,793
Public Service Electric & Gas Co.
0.95% 3/15/26	150,000	139,892
2.05% 8/1/50	100,000	54,074
3.00% 3/1/51	100,000	65,522
3.60% 12/1/47	50,000	37,203
3.70% 5/1/28	100,000	95,752
3.80% 3/1/46	100,000	78,234
3.85% 5/1/49	125,000	97,204
4.05% 5/1/48	100,000	80,408
5.50% 3/1/40	100,000	99,845
Public Service Enterprise Group, Inc.
0.80% 8/15/25	100,000	94,947
LVIP SSGA Bond Index Fund-29

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Public Service Enterprise Group, Inc. (continued)
1.60% 8/15/30	100,000	$81,092
5.88% 10/15/28	250,000	255,703
6.13% 10/15/33	125,000	129,872
Puget Sound Energy, Inc.
2.89% 9/15/51	105,000	64,696
4.22% 6/15/48	65,000	51,542
5.33% 6/15/34	195,000	194,959
5.64% 4/15/41	80,000	78,599
5.80% 3/15/40	100,000	99,986
San Diego Gas & Electric Co.
1.70% 10/1/30	235,000	192,846
4.10% 6/15/49	100,000	78,621
4.15% 5/15/48	100,000	80,521
4.95% 8/15/28	200,000	199,079
5.35% 4/1/53	155,000	146,478
6.00% 6/1/39	110,000	115,954
Sempra
3.40% 2/1/28	95,000	89,340
3.70% 4/1/29	180,000	168,586
3.80% 2/1/38	150,000	122,550
4.00% 2/1/48	95,000	72,120
6.00% 10/15/39	125,000	126,447
Sierra Pacific Power Co. 2.60% 5/1/26	200,000	190,740
Southern California Edison Co.
2.25% 6/1/30	70,000	59,357
2.85% 8/1/29	155,000	139,159
3.65% 3/1/28	100,000	94,788
3.90% 3/15/43	100,000	77,816
4.00% 4/1/47	300,000	229,593
4.13% 3/1/48	150,000	116,456
4.20% 3/1/29	100,000	95,683
4.50% 9/1/40	100,000	86,048
4.65% 10/1/43	400,000	344,370
4.88% 3/1/49	100,000	86,525
4.90% 6/1/26	250,000	247,959
5.45% 6/1/31	165,000	166,179
5.95% 11/1/32	200,000	206,676
5.95% 2/1/38	25,000	25,299
6.00% 1/15/34	200,000	206,940
6.05% 3/15/39	170,000	174,039
6.65% 4/1/29	100,000	104,648
Southern Co.
4.25% 7/1/36	85,000	75,358
5.11% 8/1/27	100,000	99,763
5.15% 10/6/25	80,000	79,634
Southern Power Co.
0.90% 1/15/26	125,000	116,501
4.15% 12/1/25	200,000	196,439
4.95% 12/15/46	100,000	87,362
5.25% 7/15/43	120,000	111,174
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Southwestern Electric Power Co.
2.75% 10/1/26	150,000	$141,632
3.85% 2/1/48	100,000	71,881
3.90% 4/1/45	300,000	223,993
6.20% 3/15/40	200,000	207,202
Southwestern Public Service Co.
4.40% 11/15/48	100,000	78,442
6.00% 6/1/54	180,000	179,473
Tampa Electric Co.
4.10% 6/15/42	100,000	82,202
4.35% 5/15/44	50,000	41,636
4.45% 6/15/49	100,000	83,747
Tucson Electric Power Co. 1.50% 8/1/30	90,000	73,061
Union Electric Co.
2.63% 3/15/51	250,000	149,042
2.95% 6/15/27	100,000	94,339
3.50% 3/15/29	100,000	94,277
3.65% 4/15/45	100,000	75,175
3.90% 9/15/42	100,000	80,505
4.00% 4/1/48	100,000	77,632
8.45% 3/15/39	80,000	101,956
Virginia Electric & Power Co.
2.30% 11/15/31	200,000	164,569
2.95% 11/15/26	100,000	95,068
2.95% 11/15/51	200,000	124,915
3.15% 1/15/26	70,000	67,766
3.30% 12/1/49	100,000	67,426
3.50% 3/15/27	150,000	143,979
3.80% 4/1/28	100,000	95,709
3.80% 9/15/47	100,000	74,140
4.00% 11/15/46	45,000	35,017
4.60% 12/1/48	115,000	97,812
4.65% 8/15/43	150,000	130,166
6.00% 5/15/37	25,000	25,764
6.35% 11/30/37	100,000	106,225
8.88% 11/15/38	100,000	129,072
WEC Energy Group, Inc.
1.38% 10/15/27	150,000	132,951
1.80% 10/15/30	150,000	121,995
4.75% 1/9/26	250,000	247,294
4.75% 1/15/28	100,000	99,005
Wisconsin Electric Power Co. 4.30% 10/15/48	45,000	37,268
Wisconsin Power & Light Co. 1.95% 9/16/31	50,000	39,973
Wisconsin Public Service Corp. 4.75% 11/1/44	200,000	180,236
Xcel Energy, Inc.
3.35% 12/1/26	100,000	95,425
5.45% 8/15/33	500,000	491,215
		53,410,660
LVIP SSGA Bond Index Fund-30

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electrical Components & Equipment–0.02%
Emerson Electric Co.
0.88% 10/15/26	135,000	$123,128
1.80% 10/15/27	45,000	40,946
1.95% 10/15/30	100,000	84,486
2.00% 12/21/28	200,000	177,308
2.75% 10/15/50	30,000	19,190
2.80% 12/21/51	200,000	125,726
5.25% 11/15/39	50,000	50,006
		620,790
Electronics–0.17%
Allegion PLC 3.50% 10/1/29	50,000	46,169
Allegion U.S. Holding Co., Inc.
3.55% 10/1/27	150,000	142,055
5.60% 5/29/34	250,000	250,124
Amphenol Corp.
2.20% 9/15/31	60,000	49,258
2.80% 2/15/30	200,000	178,045
4.35% 6/1/29	75,000	72,722
Arrow Electronics, Inc. 3.88% 1/12/28	200,000	189,390
Avnet, Inc.
4.63% 4/15/26	50,000	49,156
5.50% 6/1/32	100,000	96,725
Flex Ltd.
4.88% 6/15/29	75,000	72,650
6.00% 1/15/28	210,000	212,779
Fortive Corp.
3.15% 6/15/26	150,000	143,751
4.30% 6/15/46	50,000	41,479
Honeywell International, Inc.
1.10% 3/1/27	200,000	181,369
1.75% 9/1/31	160,000	129,684
1.95% 6/1/30	250,000	213,187
2.70% 8/15/29	60,000	54,310
2.80% 6/1/50	100,000	65,859
4.25% 1/15/29	160,000	156,600
4.95% 2/15/28	180,000	181,412
5.25% 3/1/54	500,000	485,176
Hubbell, Inc.
2.30% 3/15/31	60,000	50,014
3.35% 3/1/26	150,000	145,171
Jabil, Inc.
1.70% 4/15/26	65,000	60,719
3.00% 1/15/31	50,000	42,527
3.60% 1/15/30	50,000	45,211
3.95% 1/12/28	110,000	104,640
4.25% 5/15/27	50,000	48,443
Keysight Technologies, Inc. 4.60% 4/6/27	60,000	58,930
TD SYNNEX Corp. 6.10% 4/12/34	65,000	65,181
Trimble, Inc.
4.90% 6/15/28	100,000	98,668
6.10% 3/15/33	125,000	129,438
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics (continued)
Tyco Electronics Group SA
2.50% 2/4/32	85,000	$71,555
3.70% 2/15/26	100,000	97,642
4.50% 2/13/26	150,000	148,584
		4,178,623
Engineering & Construction–0.01%
Jacobs Engineering Group, Inc. 6.35% 8/18/28	250,000	257,884
		257,884
Entertainment–0.06%
Warnermedia Holdings, Inc.
3.76% 3/15/27	370,000	351,285
4.28% 3/15/32	285,000	248,756
5.05% 3/15/42	1,085,000	882,549
5.14% 3/15/52	85,000	66,182
5.39% 3/15/62	70,000	54,633
		1,603,405
Environmental Control–0.09%
Republic Services, Inc.
0.88% 11/15/25	50,000	47,009
1.45% 2/15/31	200,000	158,578
1.75% 2/15/32	100,000	78,633
2.90% 7/1/26	110,000	105,144
3.38% 11/15/27	60,000	56,906
3.95% 5/15/28	150,000	144,201
5.00% 11/15/29	100,000	99,611
5.20% 11/15/34	100,000	99,272
Waste Connections, Inc.
2.20% 1/15/32	115,000	93,668
2.95% 1/15/52	115,000	73,489
3.20% 6/1/32	65,000	56,480
3.50% 5/1/29	150,000	140,183
Waste Management, Inc.
0.75% 11/15/25	20,000	18,800
1.15% 3/15/28	30,000	26,199
1.50% 3/15/31	30,000	24,010
2.50% 11/15/50	20,000	11,960
3.15% 11/15/27	100,000	94,376
4.15% 4/15/32	500,000	470,952
4.88% 2/15/29	250,000	249,219
4.95% 7/3/31	110,000	109,111
		2,157,801
Food–0.35%
Campbell Soup Co.
4.15% 3/15/28	200,000	193,690
4.80% 3/15/48	65,000	56,762
5.40% 3/21/34	40,000	39,737
Conagra Brands, Inc.
1.38% 11/1/27	100,000	88,088
4.60% 11/1/25	70,000	69,146
4.85% 11/1/28	165,000	162,164
LVIP SSGA Bond Index Fund-31

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Conagra Brands, Inc. (continued)
5.30% 11/1/38	50,000	$47,056
5.40% 11/1/48	105,000	96,699
8.25% 9/15/30	100,000	114,838
Flowers Foods, Inc.
2.40% 3/15/31	45,000	37,490
3.50% 10/1/26	105,000	100,810
General Mills, Inc.
2.25% 10/14/31	175,000	143,684
3.00% 2/1/51	95,000	60,468
3.20% 2/10/27	150,000	142,924
4.20% 4/17/28	75,000	72,644
4.95% 3/29/33	70,000	68,180
5.24% 11/18/25	80,000	79,702
5.50% 10/17/28	115,000	116,569
Hershey Co.
1.70% 6/1/30	195,000	163,049
2.45% 11/15/29	50,000	44,403
3.13% 11/15/49	50,000	34,109
4.25% 5/4/28	175,000	172,116
Hormel Foods Corp. 1.80% 6/11/30	85,000	71,367
Ingredion, Inc.
3.20% 10/1/26	100,000	95,495
3.90% 6/1/50	200,000	147,418
J M Smucker Co.
3.38% 12/15/27	100,000	94,779
4.25% 3/15/35	100,000	89,449
4.38% 3/15/45	50,000	41,866
5.90% 11/15/28	125,000	128,751
6.20% 11/15/33	125,000	131,276
6.50% 11/15/43	115,000	121,011
6.50% 11/15/53	145,000	155,816
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL
5.13% 2/1/28	500,000	494,246
5.75% 4/1/33	244,000	243,417
6.50% 12/1/52	165,000	165,333
6.75% 3/15/34	233,000	247,005
Kellanova
3.25% 4/1/26	95,000	91,628
3.40% 11/15/27	200,000	189,255
4.30% 5/15/28	150,000	146,039
4.50% 4/1/46	100,000	83,266
Koninklijke Ahold Delhaize NV 5.70% 10/1/40	145,000	145,113
Kraft Heinz Foods Co. 4.38% 6/1/46	1,000,000	813,278
Kroger Co.
1.70% 1/15/31	125,000	100,621
3.50% 2/1/26	100,000	97,041
5.00% 4/15/42	100,000	91,227
6.90% 4/15/38	100,000	111,197
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Kroger Co. (continued)
7.50% 4/1/31	250,000	$280,640
McCormick & Co., Inc.
3.40% 8/15/27	150,000	142,684
4.20% 8/15/47	20,000	16,510
Mondelez International, Inc.
1.50% 2/4/31	210,000	167,645
1.88% 10/15/32	180,000	141,427
2.63% 9/4/50	360,000	215,196
2.75% 4/13/30	135,000	119,660
Pilgrim's Pride Corp.
6.25% 7/1/33	145,000	147,705
6.88% 5/15/34	250,000	266,067
Sysco Corp.
2.40% 2/15/30	35,000	30,324
3.25% 7/15/27	200,000	189,384
3.30% 7/15/26	100,000	96,169
3.30% 2/15/50	35,000	23,946
3.75% 10/1/25	125,000	122,343
4.45% 3/15/48	100,000	83,097
4.50% 4/1/46	75,000	63,160
4.85% 10/1/45	85,000	75,111
Tyson Foods, Inc.
3.55% 6/2/27	155,000	148,142
4.00% 3/1/26	65,000	63,455
4.35% 3/1/29	130,000	124,834
5.10% 9/28/48	40,000	34,885
		8,752,606
Forest Products & Paper–0.03%
International Paper Co.
4.80% 6/15/44	149,000	128,862
6.00% 11/15/41	135,000	135,626
Suzano Austria GmbH
2.50% 9/15/28	125,000	109,735
3.75% 1/15/31	205,000	178,613
6.00% 1/15/29	200,000	199,482
Suzano International Finance BV 5.50% 1/17/27	100,000	99,349
		851,667
Gas–0.17%
Atmos Energy Corp.
1.50% 1/15/31	250,000	200,292
2.63% 9/15/29	250,000	223,362
3.00% 6/15/27	65,000	61,455
3.38% 9/15/49	55,000	38,068
4.13% 10/15/44	150,000	123,879
4.13% 3/15/49	155,000	122,054
6.20% 11/15/53	125,000	134,564
CenterPoint Energy Resources Corp.
1.75% 10/1/30	275,000	224,307
4.00% 4/1/28	100,000	95,722
4.10% 9/1/47	45,000	35,358
LVIP SSGA Bond Index Fund-32

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas (continued)
CenterPoint Energy Resources Corp. (continued)
5.25% 3/1/28	250,000	$250,892
5.85% 1/15/41	115,000	117,100
National Fuel Gas Co. 3.95% 9/15/27	200,000	191,130
NiSource, Inc.
0.95% 8/15/25	145,000	137,720
1.70% 2/15/31	175,000	139,170
2.95% 9/1/29	100,000	89,879
3.49% 5/15/27	100,000	95,405
3.95% 3/30/48	150,000	112,505
4.38% 5/15/47	100,000	80,234
4.80% 2/15/44	100,000	86,920
5.25% 2/15/43	59,000	54,089
5.40% 6/30/33	150,000	148,467
ONE Gas, Inc.
4.66% 2/1/44	50,000	44,168
5.10% 4/1/29	165,000	165,436
Piedmont Natural Gas Co., Inc.
3.50% 6/1/29	100,000	92,371
3.64% 11/1/46	50,000	35,934
4.65% 8/1/43	50,000	43,839
Southern California Gas Co.
2.95% 4/15/27	110,000	103,566
3.95% 2/15/50	50,000	37,915
4.13% 6/1/48	100,000	77,233
Southern Co. Gas Capital Corp.
1.75% 1/15/31	250,000	202,283
4.40% 6/1/43	100,000	82,402
4.40% 5/30/47	200,000	162,331
5.88% 3/15/41	70,000	70,056
Southwest Gas Corp.
3.18% 8/15/51	140,000	87,830
3.70% 4/1/28	100,000	95,064
5.80% 12/1/27	50,000	50,725
Washington Gas Light Co.
3.65% 9/15/49	40,000	29,298
3.80% 9/15/46	70,000	52,577
		4,195,600
Hand Machine Tools–0.05%
Kennametal, Inc. 2.80% 3/1/31	125,000	104,959
Regal Rexnord Corp. 6.05% 4/15/28	500,000	506,007
Snap-on, Inc. 4.10% 3/1/48	85,000	69,965
Stanley Black & Decker, Inc.
2.75% 11/15/50	300,000	171,756
3.40% 3/1/26	145,000	140,463
5.20% 9/1/40	100,000	93,197
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Hand Machine Tools (continued)
Stanley Black & Decker, Inc. (continued)
6.27% 3/6/26	200,000	$200,106
		1,286,453
Health Care Products–0.29%
Abbott Laboratories
1.15% 1/30/28	45,000	39,908
1.40% 6/30/30	40,000	33,233
3.75% 11/30/26	340,000	331,622
3.88% 9/15/25	120,000	118,268
4.90% 11/30/46	400,000	377,884
6.00% 4/1/39	50,000	54,286
6.15% 11/30/37	50,000	54,553
Agilent Technologies, Inc.
2.10% 6/4/30	115,000	97,005
2.30% 3/12/31	250,000	208,444
Baxter International, Inc.
1.73% 4/1/31	65,000	51,562
1.92% 2/1/27	200,000	183,322
2.54% 2/1/32	200,000	164,029
2.60% 8/15/26	150,000	141,691
3.13% 12/1/51	150,000	93,989
3.50% 8/15/46	100,000	70,047
Boston Scientific Corp.
2.65% 6/1/30	100,000	87,780
4.55% 3/1/39	100,000	93,176
4.70% 3/1/49	105,000	93,521
7.38% 1/15/40	201,000	235,942
Danaher Corp.
2.60% 10/1/50	190,000	116,288
2.80% 12/10/51	200,000	126,266
3.35% 9/15/25	125,000	122,340
4.38% 9/15/45	115,000	100,263
DH Europe Finance II SARL
2.60% 11/15/29	65,000	57,966
3.25% 11/15/39	100,000	79,056
GE HealthCare Technologies, Inc. 5.60% 11/15/25	700,000	700,235
Koninklijke Philips NV
5.00% 3/15/42	100,000	90,935
6.88% 3/11/38	50,000	54,799
Medtronic, Inc.
4.38% 3/15/35	108,000	101,729
4.63% 3/15/45	179,000	161,671
Revvity, Inc.
2.25% 9/15/31	180,000	147,282
2.55% 3/15/31	210,000	175,734
3.30% 9/15/29	95,000	86,463
3.63% 3/15/51	160,000	111,021
Smith & Nephew PLC 2.03% 10/14/30	100,000	82,589
Solventum Corp. 5.60% 3/23/34	700,000	687,522
LVIP SSGA Bond Index Fund-33

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products (continued)
Stryker Corp.
1.95% 6/15/30	300,000	$252,583
3.38% 11/1/25	100,000	97,319
3.50% 3/15/26	75,000	72,776
3.65% 3/7/28	200,000	190,638
4.38% 5/15/44	100,000	85,908
4.63% 3/15/46	95,000	83,474
Thermo Fisher Scientific, Inc.
4.10% 8/15/47	100,000	82,329
4.95% 11/21/32	125,000	123,880
5.09% 8/10/33	250,000	249,363
5.20% 1/31/34	125,000	125,758
5.30% 2/1/44	200,000	195,009
5.40% 8/10/43	105,000	104,900
Zimmer Biomet Holdings, Inc. 5.35% 12/1/28	140,000	140,857
		7,337,215
Health Care Services–0.72%
Advocate Health & Hospitals Corp.
3.39% 10/15/49	100,000	73,114
3.83% 8/15/28	35,000	33,620
4.27% 8/15/48	30,000	25,759
Aetna, Inc.
3.88% 8/15/47	145,000	105,281
6.63% 6/15/36	100,000	106,165
6.75% 12/15/37	100,000	106,662
AHS Hospital Corp.
2.78% 7/1/51	40,000	25,433
5.02% 7/1/45	50,000	47,750
Ascension Health
3.11% 11/15/39	45,000	34,918
3.95% 11/15/46	185,000	154,205
Banner Health
1.90% 1/1/31	40,000	33,097
2.34% 1/1/30	75,000	65,048
2.91% 1/1/51	50,000	32,921
Baylor Scott & White Holdings
1.78% 11/15/30	25,000	20,476
2.84% 11/15/50	45,000	29,387
3.97% 11/15/46	50,000	41,249
4.19% 11/15/45	95,000	81,330
Bon Secours Mercy Health, Inc.
2.10% 6/1/31	25,000	20,663
3.21% 6/1/50	25,000	16,953
4.30% 7/1/28	25,000	24,353
Centene Corp. 4.63% 12/15/29	750,000	709,369
Children's Health System of Texas 2.51% 8/15/50	105,000	64,175
Children's Hospital Corp. 4.12% 1/1/47	65,000	54,653
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Children's Hospital Medical Center 4.27% 5/15/44	50,000	$43,432
City of Hope 4.38% 8/15/48	75,000	61,322
CommonSpirit Health
1.55% 10/1/25	35,000	33,243
2.78% 10/1/30	65,000	56,297
3.35% 10/1/29	40,000	36,716
3.82% 10/1/49	40,000	30,323
3.91% 10/1/50	150,000	113,923
4.19% 10/1/49	70,000	55,901
4.35% 11/1/42	400,000	338,068
Corewell Health Obligated Group 3.49% 7/15/49	50,000	37,374
Dartmouth-Hitchcock Health 4.18% 8/1/48	100,000	78,325
Duke University Health System, Inc. 3.92% 6/1/47	75,000	60,604
Elevance Health, Inc.
1.50% 3/15/26	200,000	187,574
2.25% 5/15/30	50,000	42,842
2.55% 3/15/31	200,000	170,501
3.13% 5/15/50	65,000	43,557
3.60% 3/15/51	115,000	82,715
4.10% 3/1/28	350,000	338,254
4.10% 5/15/32	200,000	185,549
4.38% 12/1/47	125,000	103,759
4.63% 5/15/42	100,000	88,031
4.65% 1/15/43	125,000	110,228
4.65% 8/15/44	100,000	87,079
4.75% 2/15/33	250,000	241,418
5.38% 6/15/34	155,000	155,736
5.50% 10/15/32	200,000	203,290
Hackensack Meridian Health, Inc.
2.68% 9/1/41	250,000	174,928
4.50% 7/1/57	100,000	85,596
HCA, Inc.
2.38% 7/15/31	150,000	123,170
3.13% 3/15/27	70,000	66,135
3.50% 7/15/51	150,000	100,257
3.63% 3/15/32	150,000	132,129
4.13% 6/15/29	485,000	459,251
4.38% 3/15/42	50,000	41,006
4.50% 2/15/27	160,000	156,345
4.63% 3/15/52	575,000	464,189
5.13% 6/15/39	50,000	46,314
5.25% 6/15/26	200,000	199,106
5.25% 6/15/49	200,000	178,258
5.50% 6/15/47	200,000	184,895
Humana, Inc.
1.35% 2/3/27	55,000	49,836
2.15% 2/3/32	55,000	43,885
3.70% 3/23/29	125,000	117,219
4.63% 12/1/42	175,000	146,928
5.70% 3/13/26	190,000	189,907
LVIP SSGA Bond Index Fund-34

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Humana, Inc. (continued)
5.75% 3/1/28	100,000	$101,722
5.88% 3/1/33	100,000	101,724
Indiana University Health, Inc. Obligated Group 3.97% 11/1/48	55,000	44,815
Integris Baptist Medical Center, Inc. 3.88% 8/15/50	100,000	74,476
IQVIA, Inc. 6.25% 2/1/29	140,000	143,891
Johns Hopkins Health System Corp. 3.84% 5/15/46	70,000	56,972
Kaiser Foundation Hospitals
3.15% 5/1/27	125,000	119,753
3.27% 11/1/49	185,000	131,301
4.15% 5/1/47	105,000	87,766
Laboratory Corp. of America Holdings
3.60% 9/1/27	100,000	95,430
4.70% 2/1/45	500,000	438,672
Mass General Brigham, Inc.
3.19% 7/1/49	50,000	35,049
3.34% 7/1/60	65,000	43,610
3.77% 7/1/48	40,000	31,413
Mayo Clinic
3.20% 11/15/61	200,000	133,771
4.13% 11/15/52	100,000	83,864
McLaren Health Care Corp. 4.39% 5/15/48	65,000	55,838
Memorial Sloan-Kettering Cancer Center
2.96% 1/1/50	110,000	74,535
4.20% 7/1/55	127,000	105,558
Methodist Hospital 2.71% 12/1/50	300,000	188,974
Montefiore Obligated Group 5.25% 11/1/48	70,000	53,745
Mount Sinai Hospital 3.98% 7/1/48	100,000	77,284
New York & Presbyterian Hospital
2.26% 8/1/40	50,000	33,737
3.95% 8/1/19	35,000	25,092
4.02% 8/1/45	75,000	63,073
4.06% 8/1/56	50,000	40,328
Northwell Healthcare, Inc.
3.98% 11/1/46	250,000	193,730
4.26% 11/1/47	150,000	121,389
Novant Health, Inc.
3.17% 11/1/51	85,000	56,858
3.32% 11/1/61	70,000	46,028
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2.67% 10/1/50	120,000	75,889
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
NYU Langone Hospitals
3.38% 7/1/55	100,000	$69,076
4.37% 7/1/47	100,000	87,447
Orlando Health Obligated Group
3.33% 10/1/50	125,000	90,621
4.09% 10/1/48	45,000	37,121
PeaceHealth Obligated Group
1.38% 11/15/25	60,000	56,526
3.22% 11/15/50	65,000	42,937
Providence St Joseph Health Obligated Group
2.70% 10/1/51	75,000	44,425
2.75% 10/1/26	100,000	94,113
3.74% 10/1/47	100,000	75,664
Providence St. Joseph Health Obligated Group 5.40% 10/1/33	200,000	198,390
Quest Diagnostics, Inc.
3.45% 6/1/26	55,000	53,131
4.20% 6/30/29	100,000	96,292
Seattle Children's Hospital 2.72% 10/1/50	185,000	118,078
SSM Health Care Corp. 3.82% 6/1/27	71,000	68,578
Stanford Health Care 3.80% 11/15/48	30,000	23,890
Sutter Health
1.32% 8/15/25	100,000	95,446
2.29% 8/15/30	110,000	94,286
3.16% 8/15/40	100,000	75,636
3.36% 8/15/50	110,000	78,662
Texas Health Resources 4.33% 11/15/55	30,000	25,328
Toledo Hospital 5.75% 11/15/38	200,000	196,949
Trinity Health Corp.
2.63% 12/1/40	50,000	35,290
4.13% 12/1/45	25,000	21,034
UnitedHealth Group, Inc.
1.15% 5/15/26	200,000	185,914
1.25% 1/15/26	180,000	169,599
2.30% 5/15/31	200,000	167,814
2.75% 5/15/40	250,000	179,624
2.88% 8/15/29	155,000	140,505
2.90% 5/15/50	250,000	162,138
2.95% 10/15/27	250,000	235,027
3.05% 5/15/41	200,000	147,611
3.25% 5/15/51	200,000	137,339
3.38% 4/15/27	150,000	143,801
3.45% 1/15/27	100,000	96,420
3.50% 8/15/39	115,000	92,915
3.70% 12/15/25	40,000	39,150
3.70% 8/15/49	135,000	101,484
3.75% 10/15/47	200,000	152,260
LVIP SSGA Bond Index Fund-35

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
UnitedHealth Group, Inc. (continued)
3.85% 6/15/28	200,000	$192,255
3.88% 12/15/28	50,000	47,905
3.88% 8/15/59	150,000	110,994
4.00% 5/15/29	195,000	187,538
4.20% 1/15/47	55,000	45,317
4.25% 1/15/29	250,000	243,430
4.25% 3/15/43	100,000	86,194
4.25% 6/15/48	150,000	123,960
4.38% 3/15/42	100,000	87,554
4.50% 4/15/33	250,000	238,923
4.63% 11/15/41	200,000	180,791
5.00% 4/15/34	250,000	246,752
5.05% 4/15/53	250,000	231,560
5.15% 10/15/25	55,000	54,920
5.20% 4/15/63	250,000	231,422
5.25% 2/15/28	180,000	182,343
5.35% 2/15/33	250,000	253,304
5.38% 4/15/54	145,000	140,859
5.88% 2/15/53	90,000	93,468
6.50% 6/15/37	150,000	164,534
6.63% 11/15/37	100,000	110,595
6.88% 2/15/38	100,000	114,562
Universal Health Services, Inc.
1.65% 9/1/26	65,000	59,782
2.65% 1/15/32	50,000	40,792
Willis-Knighton Medical Center 3.07% 3/1/51	100,000	65,444
Yale-New Haven Health Services Corp. 2.50% 7/1/50	50,000	29,886
		18,283,888
Home Builders–0.02%
DR Horton, Inc. 1.40% 10/15/27	250,000	222,351
MDC Holdings, Inc. 3.97% 8/6/61	200,000	170,375
NVR, Inc. 3.00% 5/15/30	195,000	172,819
		565,545
Home Furnishings–0.02%
Leggett & Platt, Inc.
3.50% 11/15/27	100,000	91,662
3.50% 11/15/51	150,000	97,826
Whirlpool Corp.
4.50% 6/1/46	70,000	55,871
4.60% 5/15/50	150,000	118,782
4.75% 2/26/29	60,000	59,019
		423,160
Household Products Wares–0.06%
Avery Dennison Corp.
2.25% 2/15/32	100,000	80,952
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Household Products Wares (continued)
Avery Dennison Corp. (continued)
4.88% 12/6/28	100,000	$98,473
5.75% 3/15/33	250,000	256,316
Church & Dwight Co., Inc.
3.15% 8/1/27	100,000	94,921
3.95% 8/1/47	100,000	78,522
Clorox Co.
3.90% 5/15/28	100,000	96,072
4.60% 5/1/32	200,000	193,760
Kimberly-Clark Corp.
1.05% 9/15/27	85,000	75,374
2.88% 2/7/50	45,000	29,908
3.05% 8/15/25	50,000	48,844
3.20% 7/30/46	50,000	35,536
3.90% 5/4/47	100,000	79,103
5.30% 3/1/41	200,000	196,560
6.63% 8/1/37	100,000	113,731
		1,478,072
Insurance–0.76%
Aflac, Inc.
1.13% 3/15/26	105,000	98,022
4.00% 10/15/46	300,000	235,573
4.75% 1/15/49	100,000	88,089
Alleghany Corp. 4.90% 9/15/44	95,000	88,106
Allied World Assurance Co. Holdings Ltd. 4.35% 10/29/25	100,000	99,871
Allstate Corp.
0.75% 12/15/25	65,000	60,772
1.45% 12/15/30	100,000	79,851
3.28% 12/15/26	150,000	143,509
4.20% 12/15/46	150,000	121,103
4.50% 6/15/43	100,000	85,493
5.55% 5/9/35	150,000	151,908
American Financial Group, Inc. 4.50% 6/15/47	150,000	128,512
American International Group, Inc.
4.38% 6/30/50	130,000	107,690
4.75% 4/1/48	200,000	176,219
4.80% 7/10/45	100,000	89,196
Aon Corp.
2.80% 5/15/30	150,000	131,476
3.75% 5/2/29	100,000	93,848
Aon Corp./Aon Global Holdings PLC
2.05% 8/23/31	100,000	80,737
2.85% 5/28/27	70,000	65,667
2.90% 8/23/51	100,000	61,012
3.90% 2/28/52	85,000	62,935
Aon Global Ltd.
3.88% 12/15/25	100,000	97,722
LVIP SSGA Bond Index Fund-36

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Aon Global Ltd. (continued)
4.75% 5/15/45	100,000	$86,734
Aon North America, Inc. 5.45% 3/1/34	700,000	696,925
Arch Capital Finance LLC
4.01% 12/15/26	100,000	96,922
5.03% 12/15/46	100,000	90,575
Arch Capital Group Ltd. 3.64% 6/30/50	140,000	100,823
Arch Capital Group U.S., Inc. 5.14% 11/1/43	105,000	96,285
Arthur J Gallagher & Co.
5.45% 7/15/34	250,000	247,954
5.50% 3/2/33	155,000	155,351
Assurant, Inc. 4.90% 3/27/28	100,000	98,426
Assured Guaranty U.S. Holdings, Inc. 6.13% 9/15/28	95,000	97,813
Athene Holding Ltd.
3.50% 1/15/31	20,000	17,702
3.95% 5/25/51	125,000	89,394
4.13% 1/12/28	150,000	144,659
6.65% 2/1/33	100,000	105,094
AXA SA 8.60% 12/15/30	200,000	235,390
AXIS Specialty Finance LLC 3.90% 7/15/29	100,000	93,480
Berkshire Hathaway Finance Corp.
1.45% 10/15/30	160,000	131,578
2.30% 3/15/27	200,000	187,475
2.50% 1/15/51	140,000	84,170
2.85% 10/15/50	180,000	115,736
2.88% 3/15/32	200,000	175,160
3.85% 3/15/52	200,000	154,596
4.25% 1/15/49	100,000	85,374
4.30% 5/15/43	100,000	87,446
4.40% 5/15/42	100,000	90,601
5.75% 1/15/40	100,000	106,241
Berkshire Hathaway, Inc.
3.13% 3/15/26	215,000	208,105
4.50% 2/11/43	250,000	231,790
Brighthouse Financial, Inc.
3.70% 6/22/27	250,000	237,482
4.70% 6/22/47	200,000	155,180
Brown & Brown, Inc.
2.38% 3/15/31	85,000	70,187
4.20% 3/17/32	65,000	59,327
4.50% 3/15/29	100,000	96,536
4.95% 3/17/52	100,000	85,058
Chubb Corp.
6.00% 5/11/37	100,000	106,560
6.50% 5/15/38	200,000	222,833
Chubb INA Holdings LLC
1.38% 9/15/30	415,000	338,344
3.35% 5/3/26	95,000	91,926
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Chubb INA Holdings LLC (continued)
4.15% 3/13/43	100,000	$84,826
Cincinnati Financial Corp. 6.92% 5/15/28	100,000	105,863
CNA Financial Corp.
2.05% 8/15/30	20,000	16,660
3.90% 5/1/29	40,000	37,889
4.50% 3/1/26	100,000	98,445
5.13% 2/15/34	90,000	87,134
Corebridge Financial, Inc.
5.75% 1/15/34	350,000	352,322
6.05% 9/15/33	350,000	358,946
Enstar Group Ltd. 3.10% 9/1/31	95,000	78,538
Equitable Holdings, Inc. 5.59% 1/11/33	400,000	405,144
Everest Reinsurance Holdings, Inc.
3.50% 10/15/50	50,000	33,634
4.87% 6/1/44	100,000	87,729
F&G Annuities & Life, Inc. 6.50% 6/4/29	65,000	64,785
Fairfax Financial Holdings Ltd.
3.38% 3/3/31	180,000	156,327
6.10% 3/15/55	100,000	96,594
6.35% 3/22/54	160,000	160,105
Fidelity National Financial, Inc.
3.40% 6/15/30	50,000	44,346
4.50% 8/15/28	150,000	145,146
Hanover Insurance Group, Inc.
2.50% 9/1/30	145,000	122,182
4.50% 4/15/26	100,000	98,232
Hartford Financial Services Group, Inc.
2.80% 8/19/29	70,000	62,160
2.90% 9/15/51	100,000	62,898
3.60% 8/19/49	55,000	40,230
4.30% 4/15/43	43,000	36,285
4.40% 3/15/48	100,000	83,124
6.10% 10/1/41	50,000	51,814
Kemper Corp. 3.80% 2/23/32	100,000	85,644
Loews Corp.
4.13% 5/15/43	200,000	167,287
6.00% 2/1/35	100,000	105,325
Manulife Financial Corp.
μ4.06% 2/24/32	250,000	239,481
4.15% 3/4/26	100,000	97,841
5.38% 3/4/46	100,000	96,276
Markel Group, Inc.
5.00% 4/5/46	250,000	221,124
5.00% 5/20/49	65,000	57,450
LVIP SSGA Bond Index Fund-37

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Marsh & McLennan Cos., Inc.
2.25% 11/15/30	105,000	$89,442
2.38% 12/15/31	90,000	74,624
3.75% 3/14/26	75,000	73,207
4.35% 1/30/47	45,000	37,940
4.38% 3/15/29	195,000	190,505
4.75% 3/15/39	55,000	51,097
4.90% 3/15/49	90,000	80,527
5.40% 9/15/33	250,000	254,824
Mercury General Corp. 4.40% 3/15/27	50,000	48,248
MetLife, Inc.
4.05% 3/1/45	150,000	120,429
4.60% 5/13/46	200,000	174,253
5.25% 1/15/54	250,000	237,692
5.30% 12/15/34	200,000	199,450
5.70% 6/15/35	50,000	51,357
5.88% 2/6/41	100,000	102,267
6.38% 6/15/34	100,000	107,704
6.40% 12/15/66	100,000	101,215
6.50% 12/15/32	100,000	108,834
10.75% 8/1/69	150,000	200,076
Old Republic International Corp. 3.85% 6/11/51	200,000	141,039
Principal Financial Group, Inc.
3.70% 5/15/29	50,000	46,650
5.38% 3/15/33	140,000	139,625
Progressive Corp.
2.50% 3/15/27	40,000	37,441
3.00% 3/15/32	50,000	43,373
3.70% 3/15/52	25,000	18,671
4.13% 4/15/47	200,000	164,405
4.20% 3/15/48	150,000	123,471
4.95% 6/15/33	250,000	247,321
Prudential Financial, Inc.
3.70% 3/13/51	250,000	181,283
3.88% 3/27/28	65,000	62,406
3.91% 12/7/47	163,000	125,208
4.35% 2/25/50	250,000	203,631
4.42% 3/27/48	100,000	82,891
μ4.50% 9/15/47	215,000	203,260
6.63% 6/21/40	200,000	219,843
μ6.75% 3/1/53	160,000	163,853
Prudential Funding Asia PLC 3.63% 3/24/32	200,000	178,540
Reinsurance Group of America, Inc.
3.15% 6/15/30	70,000	62,264
3.95% 9/15/26	30,000	29,165
6.00% 9/15/33	250,000	255,228
RenaissanceRe Finance, Inc. 3.45% 7/1/27	130,000	123,330
RenaissanceRe Holdings Ltd. 3.60% 4/15/29	100,000	92,296
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Transatlantic Holdings, Inc. 8.00% 11/30/39	100,000	$125,521
Travelers Cos., Inc.
3.75% 5/15/46	50,000	39,146
4.00% 5/30/47	80,000	64,293
4.05% 3/7/48	200,000	162,725
4.10% 3/4/49	100,000	81,257
5.45% 5/25/53	115,000	115,084
6.25% 6/15/37	100,000	107,917
6.75% 6/20/36	100,000	112,181
Unum Group
4.00% 6/15/29	145,000	136,648
4.13% 6/15/51	200,000	146,729
5.75% 8/15/42	50,000	48,076
W R Berkley Corp.
3.55% 3/30/52	150,000	103,581
4.00% 5/12/50	105,000	80,413
Willis North America, Inc.
2.95% 9/15/29	65,000	58,225
3.88% 9/15/49	70,000	50,390
4.65% 6/15/27	100,000	98,251
5.35% 5/15/33	250,000	245,127
XL Group Ltd. 5.25% 12/15/43	200,000	184,444
		19,173,222
Internet–0.38%
Alibaba Group Holding Ltd.
2.13% 2/9/31	200,000	165,231
3.15% 2/9/51	200,000	128,084
3.25% 2/9/61	200,000	121,566
3.40% 12/6/27	210,000	198,419
4.00% 12/6/37	100,000	84,758
4.20% 12/6/47	400,000	315,922
4.40% 12/6/57	200,000	157,871
Alphabet, Inc.
0.45% 8/15/25	90,000	85,682
0.80% 8/15/27	200,000	178,255
1.10% 8/15/30	130,000	106,172
1.90% 8/15/40	100,000	65,130
2.00% 8/15/26	250,000	235,466
2.05% 8/15/50	130,000	73,921
2.25% 8/15/60	400,000	221,409
Amazon.com, Inc.
1.00% 5/12/26	250,000	232,581
1.20% 6/3/27	90,000	81,246
1.50% 6/3/30	165,000	137,430
1.65% 5/12/28	250,000	222,693
2.10% 5/12/31	250,000	210,617
2.50% 6/3/50	80,000	48,922
2.88% 5/12/41	250,000	183,798
3.10% 5/12/51	250,000	171,790
3.25% 5/12/61	250,000	166,687
3.30% 4/13/27	250,000	239,736
3.60% 4/13/32	500,000	459,199
3.88% 8/22/37	115,000	101,552
LVIP SSGA Bond Index Fund-38

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Amazon.com, Inc. (continued)
3.95% 4/13/52	200,000	$160,804
4.05% 8/22/47	635,000	528,665
4.25% 8/22/57	205,000	171,528
4.55% 12/1/27	250,000	248,142
4.60% 12/1/25	250,000	248,421
4.70% 12/1/32	250,000	247,768
5.20% 12/3/25	100,000	100,108
Baidu, Inc. 4.38% 3/29/28	200,000	195,392
Booking Holdings, Inc.
3.55% 3/15/28	150,000	142,631
4.63% 4/13/30	300,000	295,468
eBay, Inc.
5.95% 11/22/27	250,000	257,532
6.30% 11/22/32	250,000	265,485
Expedia Group, Inc.
2.95% 3/15/31	80,000	69,163
3.25% 2/15/30	35,000	31,548
3.80% 2/15/28	100,000	95,175
4.63% 8/1/27	90,000	88,372
JD.com, Inc. 3.88% 4/29/26	200,000	194,708
Meta Platforms, Inc.
4.60% 5/15/28	250,000	248,956
4.65% 8/15/62	1,000,000	861,928
4.95% 5/15/33	250,000	251,252
5.60% 5/15/53	220,000	224,546
Weibo Corp. 3.38% 7/8/30	300,000	262,096
		9,583,825
Investment Companies–0.18%
Ares Capital Corp.
2.88% 6/15/27	150,000	137,301
3.20% 11/15/31	250,000	206,171
3.25% 7/15/25	100,000	97,154
3.88% 1/15/26	250,000	241,382
Ares Strategic Income Fund 6.35% 8/15/29	250,000	247,946
BlackRock TCP Capital Corp. 6.95% 5/30/29	115,000	112,232
Blackstone Private Credit Fund
2.63% 12/15/26	200,000	182,911
4.00% 1/15/29	200,000	182,533
7.05% 9/29/25	200,000	201,926
Blackstone Secured Lending Fund
2.75% 9/16/26	250,000	231,436
2.85% 9/30/28	250,000	219,207
Blue Owl Capital Corp.
2.88% 6/11/28	200,000	176,907
3.40% 7/15/26	200,000	188,450
3.75% 7/22/25	100,000	97,484
Blue Owl Credit Income Corp.
7.75% 9/16/27	200,000	205,501
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Investment Companies (continued)
Blue Owl Credit Income Corp. (continued)
7.95% 6/13/28	250,000	$258,496
FS KKR Capital Corp.
3.13% 10/12/28	150,000	130,236
3.40% 1/15/26	200,000	190,276
6.88% 8/15/29	150,000	148,744
Goldman Sachs BDC, Inc. 2.88% 1/15/26	100,000	95,452
Golub Capital BDC, Inc. 2.50% 8/24/26	145,000	133,378
HPS Corporate Lending Fund 6.25% 9/30/29	250,000	247,211
Main Street Capital Corp. 3.00% 7/14/26	165,000	154,469
Prospect Capital Corp. 3.71% 1/22/26	200,000	190,481
Sixth Street Specialty Lending, Inc.
2.50% 8/1/26	125,000	115,993
6.95% 8/14/28	180,000	183,904
		4,577,181
Iron & Steel–0.08%
ArcelorMittal SA
6.00% 6/17/34	95,000	94,928
6.55% 11/29/27	200,000	206,211
6.80% 11/29/32	175,000	184,356
Nucor Corp.
2.70% 6/1/30	15,000	13,253
2.98% 12/15/55	400,000	245,694
3.95% 5/1/28	100,000	95,773
Steel Dynamics, Inc.
1.65% 10/15/27	25,000	22,282
3.25% 1/15/31	60,000	53,124
3.25% 10/15/50	40,000	26,350
3.45% 4/15/30	75,000	68,485
5.38% 8/15/34	105,000	103,203
Vale Overseas Ltd.
6.13% 6/12/33	190,000	191,463
6.40% 6/28/54	65,000	64,265
6.88% 11/21/36	350,000	375,599
6.88% 11/10/39	170,000	181,273
		1,926,259
Leisure Time–0.01%
Brunswick Corp. 5.85% 3/18/29	115,000	115,065
Harley-Davidson, Inc.
3.50% 7/28/25	50,000	48,856
4.63% 7/28/45	50,000	40,425
		204,346
LVIP SSGA Bond Index Fund-39

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Lodging–0.10%
Choice Hotels International, Inc.
3.70% 12/1/29	100,000	$89,780
5.85% 8/1/34	160,000	157,697
Hyatt Hotels Corp.
4.38% 9/15/28	100,000	96,672
4.85% 3/15/26	50,000	49,446
5.25% 6/30/29	140,000	138,854
5.75% 1/30/27	160,000	161,580
Las Vegas Sands Corp.
6.00% 8/15/29	125,000	125,645
6.20% 8/15/34	125,000	125,245
Marriott International, Inc.
2.85% 4/15/31	220,000	188,418
3.13% 6/15/26	100,000	95,950
3.50% 10/15/32	150,000	129,869
3.75% 10/1/25	50,000	48,928
4.00% 4/15/28	100,000	96,044
4.63% 6/15/30	135,000	131,017
5.00% 10/15/27	55,000	54,852
5.55% 10/15/28	195,000	197,570
Sands China Ltd. 3.25% 8/8/31	800,000	673,317
		2,560,884
Machinery Construction & Mining–0.06%
Caterpillar Financial Services Corp.
0.80% 11/13/25	85,000	80,134
0.90% 3/2/26	250,000	233,201
2.40% 8/9/26	100,000	94,740
5.15% 8/11/25	250,000	249,556
Caterpillar, Inc.
1.90% 3/12/31	100,000	83,985
2.60% 9/19/29	150,000	134,498
3.80% 8/15/42	168,000	136,200
4.75% 5/15/64	250,000	220,619
6.05% 8/15/36	200,000	217,453
Oshkosh Corp. 4.60% 5/15/28	100,000	97,610
		1,547,996
Machinery Diversified–0.21%
CNH Industrial Capital LLC 5.50% 1/12/29	200,000	202,124
CNH Industrial NV 3.85% 11/15/27	105,000	100,552
Deere & Co.
2.88% 9/7/49	65,000	43,648
3.90% 6/9/42	150,000	125,150
5.38% 10/16/29	100,000	102,474
Dover Corp.
2.95% 11/4/29	20,000	18,102
5.38% 3/1/41	100,000	97,368
Flowserve Corp. 3.50% 10/1/30	70,000	62,293
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified (continued)
IDEX Corp. 3.00% 5/1/30	75,000	$66,140
Ingersoll Rand, Inc.
5.18% 6/15/29	175,000	174,993
5.45% 6/15/34	105,000	105,911
5.70% 6/15/54	85,000	85,553
John Deere Capital Corp.
0.70% 1/15/26	100,000	93,482
1.45% 1/15/31	70,000	56,839
1.50% 3/6/28	200,000	176,974
1.70% 1/11/27	200,000	184,432
2.35% 3/8/27	50,000	46,754
2.45% 1/9/30	85,000	75,073
2.65% 6/10/26	100,000	95,525
2.80% 9/8/27	100,000	93,584
2.80% 7/18/29	50,000	45,298
3.05% 1/6/28	100,000	94,423
3.45% 3/7/29	120,000	113,089
4.15% 9/15/27	150,000	146,713
4.35% 9/15/32	115,000	109,925
4.50% 1/16/29	210,000	206,434
4.70% 6/10/30	210,000	207,934
4.75% 1/20/28	175,000	174,254
4.90% 3/3/28	100,000	99,960
4.95% 7/14/28	55,000	55,058
5.05% 3/3/26	100,000	99,996
5.05% 6/12/34	250,000	248,240
5.10% 4/11/34	250,000	249,287
5.15% 9/8/26	100,000	100,143
5.15% 9/8/33	100,000	100,242
5.30% 9/8/25	100,000	100,125
nVent Finance SARL 4.55% 4/15/28	100,000	97,095
Otis Worldwide Corp.
2.29% 4/5/27	90,000	83,434
2.57% 2/15/30	105,000	92,157
3.11% 2/15/40	250,000	185,999
3.36% 2/15/50	145,000	101,739
5.25% 8/16/28	135,000	135,723
Rockwell Automation, Inc.
3.50% 3/1/29	85,000	80,262
4.20% 3/1/49	70,000	58,503
Xylem, Inc.
1.95% 1/30/28	115,000	103,186
3.25% 11/1/26	55,000	52,583
4.38% 11/1/46	50,000	41,464
		5,190,237
Media–0.66%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25% 1/15/29	115,000	98,288
3.50% 6/1/41	315,000	211,560
3.50% 3/1/42	160,000	106,445
LVIP SSGA Bond Index Fund-40

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital (continued)
3.75% 2/15/28	100,000	$92,941
3.85% 4/1/61	70,000	40,874
3.90% 6/1/52	145,000	90,928
3.95% 6/30/62	250,000	148,111
4.20% 3/15/28	150,000	141,755
4.40% 4/1/33	125,000	110,193
4.80% 3/1/50	445,000	326,447
4.91% 7/23/25	104,000	102,990
5.05% 3/30/29	100,000	96,169
5.13% 7/1/49	200,000	153,520
5.25% 4/1/53	200,000	156,904
5.38% 5/1/47	275,000	219,699
5.50% 4/1/63	200,000	154,979
5.75% 4/1/48	225,000	188,110
6.10% 6/1/29	115,000	115,376
6.38% 10/23/35	190,000	185,250
6.48% 10/23/45	565,000	516,060
Comcast Corp.
1.50% 2/15/31	200,000	160,627
1.95% 1/15/31	175,000	144,530
2.35% 1/15/27	105,000	98,304
2.45% 8/15/52	150,000	84,440
2.65% 2/1/30	100,000	88,542
2.65% 8/15/62	700,000	380,785
2.80% 1/15/51	140,000	86,487
2.89% 11/1/51	75,000	46,792
2.94% 11/1/56	269,000	162,265
2.99% 11/1/63	101,000	59,274
3.15% 3/1/26	350,000	338,306
3.15% 2/15/28	150,000	140,889
3.20% 7/15/36	150,000	121,202
3.25% 11/1/39	150,000	115,435
3.30% 2/1/27	250,000	239,637
3.30% 4/1/27	500,000	478,103
3.38% 8/15/25	65,000	63,698
3.40% 7/15/46	110,000	79,557
3.45% 2/1/50	110,000	77,611
3.55% 5/1/28	150,000	142,493
3.90% 3/1/38	150,000	127,131
3.95% 10/15/25	300,000	295,270
3.97% 11/1/47	362,000	282,349
4.00% 8/15/47	150,000	117,878
4.00% 3/1/48	150,000	117,697
4.00% 11/1/49	79,000	61,651
4.05% 11/1/52	258,000	199,809
4.15% 10/15/28	185,000	179,096
4.20% 8/15/34	83,000	76,068
4.25% 10/15/30	165,000	158,227
4.25% 1/15/33	200,000	186,976
4.40% 8/15/35	192,000	177,778
4.60% 10/15/38	195,000	177,512
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Comcast Corp. (continued)
4.65% 7/15/42	24,000	$21,495
4.70% 10/15/48	190,000	167,993
4.80% 5/15/33	250,000	243,186
4.95% 10/15/58	190,000	170,025
5.30% 6/1/34	250,000	250,624
5.35% 5/15/53	250,000	239,651
5.50% 11/15/32	105,000	107,377
6.50% 11/15/35	200,000	218,283
Discovery Communications LLC
3.95% 3/20/28	200,000	186,912
4.13% 5/15/29	70,000	64,622
4.90% 3/11/26	100,000	98,514
Fox Corp.
4.71% 1/25/29	405,000	397,781
5.48% 1/25/39	75,000	71,504
5.58% 1/25/49	90,000	82,631
6.50% 10/13/33	240,000	251,404
Grupo Televisa SAB
6.63% 1/15/40	100,000	98,837
8.50% 3/11/32	200,000	226,214
NBCUniversal Media LLC 4.45% 1/15/43	175,000	150,964
Paramount Global
2.90% 1/15/27	53,000	48,914
4.20% 5/19/32	50,000	40,839
4.38% 3/15/43	77,000	51,048
4.85% 7/1/42	150,000	107,434
4.90% 8/15/44	125,000	86,936
4.95% 1/15/31	400,000	351,916
5.85% 9/1/43	150,000	117,960
6.88% 4/30/36	125,000	117,055
7.88% 7/30/30	200,000	204,708
Thomson Reuters Corp. 3.35% 5/15/26	55,000	53,031
Time Warner Cable Enterprises LLC 8.38% 7/15/33	200,000	220,966
Time Warner Cable LLC
5.50% 9/1/41	100,000	83,279
5.88% 11/15/40	100,000	86,767
6.55% 5/1/37	200,000	189,401
7.30% 7/1/38	150,000	151,794
TWDC Enterprises 18 Corp.
1.85% 7/30/26	95,000	88,836
2.95% 6/15/27	200,000	188,962
3.00% 7/30/46	50,000	34,005
3.15% 9/17/25	100,000	97,452
3.70% 12/1/42	150,000	118,882
4.13% 12/1/41	100,000	84,598
4.13% 6/1/44	83,000	69,212
Walt Disney Co.
1.75% 1/13/26	145,000	137,573
2.00% 9/1/29	335,000	291,162
LVIP SSGA Bond Index Fund-41

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Walt Disney Co. (continued)
2.65% 1/13/31	220,000	$192,023
2.75% 9/1/49	180,000	114,340
3.38% 11/15/26	60,000	57,711
3.50% 5/13/40	200,000	159,565
3.60% 1/13/51	75,000	55,900
3.70% 10/15/25	40,000	39,237
3.80% 5/13/60	490,000	363,054
4.70% 3/23/50	500,000	451,735
4.75% 9/15/44	60,000	54,287
4.75% 11/15/46	50,000	44,857
4.95% 10/15/45	30,000	27,860
6.40% 12/15/35	229,000	250,844
6.65% 11/15/37	175,000	196,743
		16,601,921
Metal Fabricate & Hardware–0.02%
Precision Castparts Corp.
3.90% 1/15/43	50,000	41,447
4.38% 6/15/45	100,000	87,463
Timken Co. 4.13% 4/1/32	110,000	99,989
Valmont Industries, Inc.
5.00% 10/1/44	100,000	90,764
5.25% 10/1/54	100,000	89,442
		409,105
Mining–0.15%
AngloGold Ashanti Holdings PLC 3.38% 11/1/28	200,000	179,715
Barrick North America Finance LLC 5.75% 5/1/43	150,000	148,845
Barrick PD Australia Finance Pty. Ltd. 5.95% 10/15/39	100,000	101,671
BHP Billiton Finance USA Ltd.
4.13% 2/24/42	125,000	105,777
5.00% 9/30/43	500,000	466,524
5.10% 9/8/28	250,000	251,055
5.25% 9/8/33	250,000	250,173
5.50% 9/8/53	95,000	94,273
Kinross Gold Corp. 4.50% 7/15/27	400,000	388,418
Newmont Corp.
2.60% 7/15/32	200,000	166,704
4.88% 3/15/42	400,000	369,208
6.25% 10/1/39	100,000	105,599
Rio Tinto Alcan, Inc. 6.13% 12/15/33	150,000	158,968
Rio Tinto Finance USA Ltd.
2.75% 11/2/51	200,000	124,072
5.20% 11/2/40	100,000	96,868
7.13% 7/15/28	75,000	80,858
Rio Tinto Finance USA PLC 4.13% 8/21/42	150,000	126,804
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining (continued)
Southern Copper Corp.
5.25% 11/8/42	150,000	$140,051
5.88% 4/23/45	69,000	68,576
6.75% 4/16/40	110,000	120,086
7.50% 7/27/35	200,000	232,781
		3,777,026
Miscellaneous Manufacturing–0.10%
3M Co.
2.38% 8/26/29	150,000	131,006
2.88% 10/15/27	150,000	140,048
3.00% 8/7/25	100,000	97,457
3.25% 8/26/49	85,000	57,532
3.38% 3/1/29	100,000	92,783
3.63% 10/15/47	150,000	108,598
3.88% 6/15/44	150,000	116,130
4.00% 9/14/48	65,000	51,629
Carlisle Cos., Inc.
2.20% 3/1/32	150,000	120,710
3.75% 12/1/27	100,000	95,284
Eaton Corp.
3.10% 9/15/27	100,000	94,415
3.92% 9/15/47	100,000	79,849
4.15% 11/2/42	150,000	127,447
4.35% 5/18/28	105,000	102,952
Illinois Tool Works, Inc.
2.65% 11/15/26	150,000	142,650
3.90% 9/1/42	150,000	124,869
4.88% 9/15/41	100,000	94,475
Parker-Hannifin Corp.
3.25% 6/14/29	55,000	50,515
4.00% 6/14/49	55,000	42,780
6.25% 5/15/38	350,000	373,628
Textron, Inc.
3.00% 6/1/30	100,000	88,037
3.38% 3/1/28	50,000	46,851
3.65% 3/15/27	50,000	47,908
		2,427,553
Office Business Equipment–0.02%
CDW LLC/CDW Finance Corp.
2.67% 12/1/26	180,000	168,147
3.57% 12/1/31	250,000	218,353
		386,500
Oil & Gas–0.82%
BP Capital Markets America, Inc.
1.75% 8/10/30	260,000	215,838
2.72% 1/12/32	210,000	178,392
2.77% 11/10/50	165,000	101,410
2.94% 6/4/51	320,000	203,147
3.00% 2/24/50	90,000	58,573
3.00% 3/17/52	100,000	64,200
3.02% 1/16/27	250,000	237,534
LVIP SSGA Bond Index Fund-42

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
BP Capital Markets America, Inc. (continued)
3.12% 5/4/26	75,000	$72,162
3.38% 2/8/61	300,000	196,943
3.41% 2/11/26	200,000	194,332
4.23% 11/6/28	400,000	387,501
4.81% 2/13/33	35,000	33,931
4.89% 9/11/33	190,000	184,757
4.97% 10/17/29	250,000	249,303
4.99% 4/10/34	250,000	244,575
BP Capital Markets PLC
3.28% 9/19/27	150,000	142,142
3.72% 11/28/28	90,000	85,536
Burlington Resources LLC 7.20% 8/15/31	100,000	112,375
Canadian Natural Resources Ltd.
2.05% 7/15/25	50,000	48,152
2.95% 7/15/30	50,000	43,854
4.95% 6/1/47	100,000	86,772
5.85% 2/1/35	200,000	198,389
6.25% 3/15/38	150,000	153,893
Cenovus Energy, Inc. 5.40% 6/15/47	298,000	274,282
Chevron Corp.
2.24% 5/11/30	125,000	108,197
2.95% 5/16/26	200,000	192,417
3.33% 11/17/25	150,000	146,542
Chevron USA, Inc.
0.69% 8/12/25	135,000	128,591
1.02% 8/12/27	85,000	75,588
2.34% 8/12/50	125,000	72,370
3.25% 10/15/29	100,000	92,782
3.85% 1/15/28	150,000	145,548
CNOOC Finance 2015 Australia Pty. Ltd. 4.20% 5/5/45	200,000	175,065
ConocoPhillips 6.50% 2/1/39	380,000	417,701
ConocoPhillips Co.
3.80% 3/15/52	110,000	82,108
4.03% 3/15/62	107,000	80,300
4.30% 11/15/44	150,000	127,364
5.05% 9/15/33	145,000	143,723
5.30% 5/15/53	180,000	170,850
6.95% 4/15/29	200,000	216,782
Coterra Energy, Inc.
3.90% 5/15/27	215,000	206,814
4.38% 3/15/29	50,000	47,814
Devon Energy Corp.
4.50% 1/15/30	325,000	312,705
4.75% 5/15/42	100,000	83,740
5.00% 6/15/45	70,000	59,669
5.60% 7/15/41	100,000	93,030
5.85% 12/15/25	150,000	150,372
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Diamondback Energy, Inc.
3.13% 3/24/31	95,000	$83,500
3.25% 12/1/26	110,000	105,115
3.50% 12/1/29	200,000	184,439
4.25% 3/15/52	60,000	46,486
4.40% 3/24/51	70,000	55,912
5.15% 1/30/30	125,000	124,471
5.20% 4/18/27	50,000	50,011
5.40% 4/18/34	105,000	103,955
5.75% 4/18/54	75,000	72,708
6.25% 3/15/53	200,000	205,828
EOG Resources, Inc.
3.90% 4/1/35	150,000	134,278
4.15% 1/15/26	100,000	98,427
EQT Corp. 5.75% 2/1/34	350,000	346,929
Equinor ASA
1.75% 1/22/26	220,000	208,899
2.38% 5/22/30	200,000	174,630
3.25% 11/18/49	110,000	76,960
3.63% 9/10/28	150,000	143,240
3.95% 5/15/43	250,000	205,449
4.80% 11/8/43	150,000	138,929
5.10% 8/17/40	200,000	193,169
Exxon Mobil Corp.
2.44% 8/16/29	700,000	625,771
3.00% 8/16/39	200,000	151,905
3.04% 3/1/26	750,000	725,397
3.10% 8/16/49	200,000	135,460
3.57% 3/6/45	200,000	152,729
4.11% 3/1/46	165,000	136,316
4.33% 3/19/50	400,000	336,855
Helmerich & Payne, Inc. 2.90% 9/29/31	45,000	37,509
Hess Corp.
4.30% 4/1/27	150,000	146,255
5.60% 2/15/41	200,000	199,351
5.80% 4/1/47	150,000	151,821
7.13% 3/15/33	100,000	112,245
Marathon Oil Corp.
4.40% 7/15/27	100,000	97,774
5.30% 4/1/29	100,000	100,411
5.70% 4/1/34	100,000	101,812
6.60% 10/1/37	100,000	108,344
Marathon Petroleum Corp.
3.80% 4/1/28	120,000	114,345
4.50% 4/1/48	50,000	40,218
5.13% 12/15/26	150,000	149,435
6.50% 3/1/41	145,000	150,908
Occidental Petroleum Corp.
6.45% 9/15/36	500,000	522,251
8.88% 7/15/30	500,000	575,799
Ovintiv, Inc.
5.65% 5/15/28	175,000	176,990
6.25% 7/15/33	115,000	118,540
LVIP SSGA Bond Index Fund-43

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Patterson-UTI Energy, Inc. 7.15% 10/1/33	95,000	$100,625
Phillips 66
1.30% 2/15/26	40,000	37,443
3.30% 3/15/52	65,000	42,496
3.90% 3/15/28	200,000	191,649
4.88% 11/15/44	180,000	159,376
5.88% 5/1/42	250,000	251,922
Phillips 66 Co.
3.15% 12/15/29	100,000	90,485
3.55% 10/1/26	100,000	96,561
3.75% 3/1/28	50,000	47,712
4.68% 2/15/45	40,000	34,114
4.90% 10/1/46	100,000	87,833
Pioneer Natural Resources Co.
1.13% 1/15/26	115,000	107,853
1.90% 8/15/30	200,000	167,570
2.15% 1/15/31	90,000	75,562
Shell International Finance BV
2.50% 9/12/26	150,000	141,987
2.75% 4/6/30	315,000	280,879
2.88% 5/10/26	400,000	384,610
3.25% 4/6/50	500,000	347,117
3.75% 9/12/46	150,000	115,911
4.00% 5/10/46	350,000	281,498
4.13% 5/11/35	156,000	143,066
4.38% 5/11/45	167,000	142,358
5.50% 3/25/40	100,000	100,492
6.38% 12/15/38	300,000	330,612
Suncor Energy, Inc.
3.75% 3/4/51	70,000	50,212
4.00% 11/15/47	70,000	52,730
6.50% 6/15/38	250,000	261,807
6.80% 5/15/38	100,000	106,721
6.85% 6/1/39	100,000	107,747
7.15% 2/1/32	25,000	27,311
TotalEnergies Capital International SA
2.83% 1/10/30	100,000	89,664
2.99% 6/29/41	200,000	145,772
3.13% 5/29/50	200,000	134,853
3.39% 6/29/60	200,000	133,087
3.46% 2/19/29	200,000	187,628
3.46% 7/12/49	100,000	72,720
Valero Energy Corp.
4.00% 4/1/29	100,000	95,148
4.00% 6/1/52	55,000	40,303
4.35% 6/1/28	120,000	116,121
6.63% 6/15/37	300,000	319,793
7.50% 4/15/32	100,000	112,859
		20,834,048
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas Services–0.09%
Baker Hughes Holdings LLC 5.13% 9/15/40	200,000	$190,224
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
2.06% 12/15/26	200,000	185,622
4.08% 12/15/47	200,000	159,932
4.49% 5/1/30	30,000	29,168
Halliburton Co.
2.92% 3/1/30	150,000	134,149
3.80% 11/15/25	7,000	6,850
4.75% 8/1/43	200,000	175,901
4.85% 11/15/35	100,000	95,115
5.00% 11/15/45	283,000	256,183
7.45% 9/15/39	200,000	236,787
NOV, Inc. 3.95% 12/1/42	150,000	113,356
Schlumberger Finance Canada Ltd. 1.40% 9/17/25	125,000	119,241
Schlumberger Investment SA
4.50% 5/15/28	250,000	246,042
5.00% 6/1/34	250,000	246,079
		2,194,649
Packaging & Containers–0.08%
Amcor Finance USA, Inc. 5.63% 5/26/33	160,000	161,746
Amcor Flexibles North America, Inc. 2.69% 5/25/31	230,000	193,266
Amcor Group Finance PLC 5.45% 5/23/29	250,000	250,823
Berry Global, Inc.
1.57% 1/15/26	575,000	540,217
5.80% 6/15/31	250,000	249,635
Packaging Corp. of America
3.00% 12/15/29	50,000	44,731
3.05% 10/1/51	45,000	29,352
3.40% 12/15/27	70,000	66,161
4.05% 12/15/49	25,000	19,631
WestRock MWV LLC 8.20% 1/15/30	150,000	171,112
WRKCo, Inc.
3.90% 6/1/28	50,000	47,571
4.00% 3/15/28	100,000	95,756
4.20% 6/1/32	50,000	46,738
		1,916,739
Pharmaceuticals–1.40%
AbbVie, Inc.
2.95% 11/21/26	250,000	238,312
3.20% 5/14/26	200,000	193,120
3.20% 11/21/29	525,000	481,741
4.05% 11/21/39	250,000	217,149
4.25% 11/21/49	525,000	437,511
4.30% 5/14/36	150,000	138,081
4.40% 11/6/42	300,000	263,049
LVIP SSGA Bond Index Fund-44

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
AbbVie, Inc. (continued)
4.45% 5/14/46	200,000	$173,600
4.55% 3/15/35	250,000	237,140
4.63% 10/1/42	125,000	112,841
4.80% 3/15/27	800,000	796,410
4.85% 6/15/44	250,000	231,046
5.50% 3/15/64	1,000,000	987,183
Astrazeneca Finance LLC
1.20% 5/28/26	65,000	60,348
2.25% 5/28/31	55,000	46,445
4.88% 3/3/28	500,000	499,288
4.88% 3/3/33	500,000	495,294
AstraZeneca PLC
1.38% 8/6/30	200,000	163,454
2.13% 8/6/50	95,000	53,161
3.00% 5/28/51	30,000	20,097
4.00% 1/17/29	105,000	101,208
4.38% 11/16/45	95,000	82,514
4.38% 8/17/48	125,000	107,571
Becton Dickinson & Co.
1.96% 2/11/31	165,000	135,118
3.70% 6/6/27	196,000	188,571
3.79% 5/20/50	200,000	151,336
4.67% 6/6/47	125,000	108,954
4.69% 2/13/28	75,000	73,928
4.87% 2/8/29	250,000	248,062
Bristol-Myers Squibb Co.
0.75% 11/13/25	150,000	141,161
1.13% 11/13/27	150,000	132,345
1.45% 11/13/30	90,000	72,957
2.35% 11/13/40	65,000	43,126
2.55% 11/13/50	90,000	52,659
2.95% 3/15/32	70,000	60,572
3.20% 6/15/26	120,000	115,689
3.25% 8/1/42	100,000	74,195
3.40% 7/26/29	217,000	202,209
3.55% 3/15/42	45,000	34,990
3.70% 3/15/52	105,000	76,943
3.90% 2/20/28	250,000	241,412
3.90% 3/15/62	95,000	68,337
4.13% 6/15/39	585,000	507,639
4.25% 10/26/49	210,000	170,943
4.35% 11/15/47	200,000	166,611
4.55% 2/20/48	250,000	214,231
4.90% 2/22/29	225,000	224,556
5.20% 2/22/34	185,000	184,623
5.50% 2/22/44	45,000	44,483
5.55% 2/22/54	1,120,000	1,104,189
Cardinal Health, Inc.
3.41% 6/15/27	250,000	238,064
3.75% 9/15/25	100,000	97,959
4.37% 6/15/47	100,000	80,549
4.90% 9/15/45	100,000	87,483
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Cencora, Inc.
2.70% 3/15/31	200,000	$170,739
2.80% 5/15/30	50,000	44,100
3.45% 12/15/27	100,000	94,654
4.30% 12/15/47	100,000	82,583
5.13% 2/15/34	180,000	176,729
Cigna Group
1.25% 3/15/26	135,000	126,042
2.38% 3/15/31	120,000	100,673
2.40% 3/15/30	150,000	129,779
3.20% 3/15/40	105,000	77,669
3.40% 3/15/50	85,000	57,962
3.40% 3/15/51	80,000	54,381
3.88% 10/15/47	150,000	113,163
4.13% 11/15/25	340,000	334,288
4.80% 8/15/38	145,000	133,233
4.90% 12/15/48	145,000	127,442
5.25% 2/15/34	250,000	246,547
5.40% 3/15/33	250,000	250,950
5.60% 2/15/54	105,000	100,810
6.13% 11/15/41	300,000	312,271
CVS Health Corp.
1.30% 8/21/27	415,000	367,693
1.75% 8/21/30	250,000	203,222
1.88% 2/28/31	160,000	128,380
2.70% 8/21/40	85,000	56,475
2.88% 6/1/26	250,000	238,042
3.00% 8/15/26	65,000	61,939
3.25% 8/15/29	85,000	77,108
3.75% 4/1/30	200,000	184,055
3.88% 7/20/25	400,000	392,745
4.13% 4/1/40	300,000	242,356
4.30% 3/25/28	323,000	311,895
4.78% 3/25/38	810,000	723,181
4.88% 7/20/35	225,000	210,216
5.00% 2/20/26	70,000	69,463
5.00% 1/30/29	90,000	89,077
5.05% 3/25/48	585,000	504,040
5.13% 2/21/30	100,000	98,912
5.13% 7/20/45	215,000	189,214
5.25% 2/21/33	100,000	97,647
5.30% 6/1/33	95,000	92,840
5.40% 6/1/29	165,000	165,218
5.63% 2/21/53	100,000	92,831
5.70% 6/1/34	250,000	249,325
5.88% 6/1/53	140,000	134,156
6.00% 6/1/44	200,000	195,986
6.05% 6/1/54	200,000	196,141
Eli Lilly & Co.
2.25% 5/15/50	250,000	145,763
2.50% 9/15/60	250,000	140,128
3.38% 3/15/29	65,000	61,428
4.70% 2/9/34	500,000	490,262
5.00% 2/9/54	175,000	167,122
LVIP SSGA Bond Index Fund-45

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
GlaxoSmithKline Capital PLC 3.38% 6/1/29	165,000	$154,453
GlaxoSmithKline Capital, Inc.
5.38% 4/15/34	100,000	103,489
6.38% 5/15/38	450,000	496,251
Johnson & Johnson
0.55% 9/1/25	250,000	237,364
0.95% 9/1/27	155,000	138,105
2.10% 9/1/40	335,000	223,556
2.45% 3/1/26	150,000	144,051
2.45% 9/1/60	165,000	93,210
2.90% 1/15/28	150,000	141,768
2.95% 3/3/27	200,000	191,111
3.40% 1/15/38	150,000	125,902
3.50% 1/15/48	95,000	72,717
3.55% 3/1/36	70,000	61,281
3.70% 3/1/46	80,000	64,335
3.75% 3/3/47	200,000	160,288
4.38% 12/5/33	183,000	179,650
4.80% 6/1/29	165,000	166,257
4.85% 5/15/41	100,000	97,440
4.95% 6/1/34	105,000	106,222
5.25% 6/1/54	110,000	110,469
5.85% 7/15/38	100,000	107,988
McKesson Corp.
0.90% 12/3/25	145,000	136,226
5.10% 7/15/33	200,000	199,557
5.25% 2/15/26	65,000	64,909
Mead Johnson Nutrition Co.
4.13% 11/15/25	95,000	93,355
5.90% 11/1/39	50,000	51,150
Merck & Co., Inc.
0.75% 2/24/26	215,000	200,764
1.45% 6/24/30	105,000	86,872
1.70% 6/10/27	100,000	91,767
1.90% 12/10/28	100,000	88,917
2.15% 12/10/31	95,000	78,976
2.35% 6/24/40	145,000	98,955
2.45% 6/24/50	100,000	59,393
2.75% 12/10/51	100,000	62,518
2.90% 12/10/61	55,000	32,949
3.40% 3/7/29	200,000	188,783
3.60% 9/15/42	100,000	79,130
3.90% 3/7/39	200,000	172,567
4.00% 3/7/49	135,000	109,133
4.15% 5/18/43	242,000	206,236
4.50% 5/17/33	145,000	140,004
4.90% 5/17/44	150,000	141,608
5.00% 5/17/53	250,000	235,082
Mylan, Inc.
4.55% 4/15/28	150,000	144,499
5.20% 4/15/48	150,000	121,704
5.40% 11/29/43	133,000	114,848
Novartis Capital Corp.
2.00% 2/14/27	150,000	139,691
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Novartis Capital Corp. (continued)
2.20% 8/14/30	150,000	$129,937
2.75% 8/14/50	100,000	64,963
3.00% 11/20/25	250,000	243,175
3.10% 5/17/27	125,000	119,342
3.70% 9/21/42	150,000	122,179
4.40% 5/6/44	250,000	222,866
Pfizer Investment Enterprises Pte. Ltd.
4.45% 5/19/26	195,000	192,509
4.45% 5/19/28	500,000	491,246
4.65% 5/19/30	250,000	246,416
4.75% 5/19/33	265,000	258,195
5.11% 5/19/43	250,000	237,696
5.30% 5/19/53	760,000	733,034
5.34% 5/19/63	250,000	235,977
Pfizer, Inc.
1.70% 5/28/30	125,000	105,215
1.75% 8/18/31	100,000	81,204
2.55% 5/28/40	300,000	208,830
2.70% 5/28/50	115,000	73,868
2.75% 6/3/26	150,000	143,441
3.45% 3/15/29	250,000	236,490
3.60% 9/15/28	250,000	239,201
3.90% 3/15/39	50,000	42,745
4.00% 12/15/36	100,000	89,742
4.00% 3/15/49	200,000	161,197
4.10% 9/15/38	150,000	132,051
4.20% 9/15/48	100,000	83,238
7.20% 3/15/39	300,000	353,936
Sanofi SA 3.63% 6/19/28	150,000	143,636
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/26	300,000	287,707
Takeda Pharmaceutical Co. Ltd.
2.05% 3/31/30	200,000	168,783
3.03% 7/9/40	200,000	144,839
3.18% 7/9/50	200,000	132,538
3.38% 7/9/60	200,000	128,234
5.00% 11/26/28	200,000	198,504
Utah Acquisition Sub, Inc.
3.95% 6/15/26	250,000	242,398
5.25% 6/15/46	160,000	131,615
Viatris, Inc.
2.70% 6/22/30	95,000	80,631
4.00% 6/22/50	95,000	63,933
Wyeth LLC
5.95% 4/1/37	350,000	368,740
6.00% 2/15/36	100,000	106,391
6.50% 2/1/34	100,000	109,872
Zoetis, Inc.
3.00% 9/12/27	100,000	93,789
3.00% 5/15/50	145,000	94,487
LVIP SSGA Bond Index Fund-46

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Zoetis, Inc. (continued)
3.90% 8/20/28	50,000	$47,730
3.95% 9/12/47	100,000	77,950
4.45% 8/20/48	50,000	42,566
4.50% 11/13/25	200,000	197,571
4.70% 2/1/43	150,000	133,573
5.60% 11/16/32	135,000	138,074
		35,289,086
Pipelines–0.84%
Boardwalk Pipelines LP
3.40% 2/15/31	45,000	39,401
4.45% 7/15/27	70,000	68,075
5.63% 8/1/34	250,000	245,670
5.95% 6/1/26	50,000	50,254
Cheniere Corpus Christi Holdings LLC
3.70% 11/15/29	230,000	212,521
5.13% 6/30/27	500,000	499,165
Cheniere Energy Partners LP
5.75% 8/15/34	350,000	351,394
5.95% 6/30/33	250,000	253,486
Columbia Pipeline Group, Inc. 5.80% 6/1/45	100,000	97,550
Enbridge, Inc.
1.60% 10/4/26	110,000	101,283
3.40% 8/1/51	140,000	94,787
3.70% 7/15/27	200,000	191,633
4.25% 12/1/26	100,000	97,628
4.50% 6/10/44	100,000	82,839
5.25% 4/5/27	180,000	179,988
5.30% 4/5/29	250,000	250,403
5.50% 12/1/46	100,000	95,752
5.63% 4/5/34	155,000	154,745
5.70% 3/8/33	600,000	604,719
5.95% 4/5/54	145,000	143,852
Energy Transfer LP
3.75% 5/15/30	105,000	96,590
3.90% 7/15/26	100,000	96,831
4.00% 10/1/27	245,000	235,217
4.20% 4/15/27	150,000	145,472
4.40% 3/15/27	100,000	97,539
4.95% 6/15/28	75,000	74,009
5.00% 5/15/44	70,000	60,379
5.00% 5/15/50	315,000	267,377
5.15% 3/15/45	150,000	131,856
5.30% 4/1/44	200,000	179,925
5.30% 4/15/47	150,000	132,488
5.40% 10/1/47	245,000	219,174
5.80% 6/15/38	100,000	97,881
5.95% 12/1/25	100,000	100,306
5.95% 10/1/43	125,000	120,911
6.00% 6/15/48	100,000	96,358
6.10% 12/1/28	180,000	185,481
6.50% 2/1/42	150,000	155,153
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Energy Transfer LP (continued)
6.55% 12/1/33	145,000	$153,668
7.50% 7/1/38	200,000	227,208
Enterprise Products Operating LLC
2.80% 1/31/30	105,000	93,785
3.13% 7/31/29	150,000	137,371
3.20% 2/15/52	350,000	232,567
3.30% 2/15/53	85,000	57,247
3.70% 2/15/26	150,000	146,143
3.95% 2/15/27	245,000	238,021
4.15% 10/16/28	100,000	96,672
4.20% 1/31/50	100,000	80,185
4.25% 2/15/48	90,000	73,564
4.45% 2/15/43	125,000	107,268
4.80% 2/1/49	100,000	88,692
4.85% 1/31/34	250,000	242,775
4.85% 8/15/42	200,000	180,639
4.85% 3/15/44	125,000	112,577
4.90% 5/15/46	100,000	90,180
5.70% 2/15/42	150,000	150,067
5.95% 2/1/41	100,000	102,881
6.13% 10/15/39	50,000	52,655
7.55% 4/15/38	100,000	118,163
Kinder Morgan Energy Partners LP
5.00% 3/1/43	250,000	218,508
5.80% 3/15/35	150,000	150,658
6.50% 9/1/39	100,000	103,831
6.55% 9/15/40	200,000	205,933
7.75% 3/15/32	200,000	225,915
Kinder Morgan, Inc.
1.75% 11/15/26	95,000	87,604
2.00% 2/15/31	140,000	114,699
3.25% 8/1/50	145,000	92,447
3.60% 2/15/51	280,000	191,095
4.30% 3/1/28	200,000	194,168
5.20% 6/1/33	70,000	67,923
5.20% 3/1/48	150,000	132,995
5.55% 6/1/45	200,000	186,546
MPLX LP
1.75% 3/1/26	70,000	65,780
2.65% 8/15/30	390,000	336,076
4.00% 3/15/28	175,000	167,446
4.13% 3/1/27	165,000	160,218
4.25% 12/1/27	50,000	48,381
4.50% 4/15/38	290,000	252,868
4.70% 4/15/48	115,000	94,593
4.90% 4/15/58	50,000	41,089
5.00% 3/1/33	145,000	138,531
5.20% 3/1/47	165,000	147,335
5.20% 12/1/47	90,000	79,587
5.50% 6/1/34	140,000	137,873
LVIP SSGA Bond Index Fund-47

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
ONEOK Partners LP
6.13% 2/1/41	100,000	$99,909
6.20% 9/15/43	178,000	178,496
6.65% 10/1/36	100,000	105,678
ONEOK, Inc.
2.20% 9/15/25	100,000	96,015
3.10% 3/15/30	100,000	89,401
3.40% 9/1/29	150,000	137,614
3.95% 3/1/50	155,000	112,462
4.00% 7/13/27	85,000	82,071
4.20% 10/3/47	100,000	76,724
4.25% 9/15/46	180,000	140,960
4.45% 9/1/49	60,000	47,166
4.50% 3/15/50	100,000	79,098
4.55% 7/15/28	150,000	146,285
4.95% 7/13/47	100,000	85,404
5.00% 3/1/26	100,000	99,164
5.20% 7/15/48	75,000	66,337
6.05% 9/1/33	105,000	108,106
6.63% 9/1/53	250,000	266,784
Plains All American Pipeline LP/PAA Finance Corp.
4.30% 1/31/43	100,000	78,884
4.50% 12/15/26	100,000	97,842
4.65% 10/15/25	200,000	197,301
5.15% 6/1/42	200,000	177,159
6.65% 1/15/37	125,000	131,451
Sabine Pass Liquefaction LLC
4.20% 3/15/28	70,000	67,533
4.50% 5/15/30	255,000	244,630
5.90% 9/15/37	250,000	255,855
Spectra Energy Partners LP
3.38% 10/15/26	145,000	138,816
4.50% 3/15/45	50,000	40,863
Targa Resources Corp.
6.13% 3/15/33	175,000	179,723
6.50% 2/15/53	250,000	262,640
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.88% 2/1/31	700,000	667,977
Tennessee Gas Pipeline Co. LLC 7.63% 4/1/37	150,000	171,206
TransCanada PipeLines Ltd.
2.50% 10/12/31	165,000	138,219
4.25% 5/15/28	150,000	145,043
4.63% 3/1/34	200,000	187,449
4.75% 5/15/38	150,000	137,183
4.88% 1/15/26	100,000	99,173
4.88% 5/15/48	150,000	131,736
5.10% 3/15/49	150,000	136,152
6.10% 6/1/40	100,000	101,664
6.20% 3/9/26	250,000	250,121
7.25% 8/15/38	100,000	112,561
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Transcontinental Gas Pipe Line Co. LLC
3.25% 5/15/30	100,000	$90,231
3.95% 5/15/50	200,000	151,484
4.00% 3/15/28	100,000	95,853
4.45% 8/1/42	100,000	87,005
4.60% 3/15/48	100,000	85,140
Valero Energy Partners LP 4.50% 3/15/28	100,000	97,453
Western Midstream Operating LP
6.15% 4/1/33	155,000	158,891
6.35% 1/15/29	165,000	170,181
Williams Cos., Inc.
2.60% 3/15/31	135,000	114,035
3.50% 11/15/30	150,000	135,961
3.75% 6/15/27	250,000	239,950
4.85% 3/1/48	70,000	60,543
4.90% 3/15/29	250,000	246,605
5.30% 8/15/28	350,000	351,073
5.40% 3/2/26	235,000	234,773
5.75% 6/24/44	95,000	93,012
		21,313,564
Private Equity–0.04%
Brookfield Finance LLC/Brookfield Finance, Inc. 3.45% 4/15/50	150,000	103,176
Brookfield Finance, Inc.
2.72% 4/15/31	80,000	67,669
3.50% 3/30/51	200,000	138,316
3.90% 1/25/28	100,000	95,434
4.70% 9/20/47	150,000	127,036
5.68% 1/15/35	250,000	247,324
5.97% 3/4/54	250,000	247,246
		1,026,201
Real Estate–0.01%
CBRE Services, Inc. 4.88% 3/1/26	300,000	296,331
		296,331
Real Estate Investment Trusts–0.95%
Agree LP 5.63% 6/15/34	60,000	59,384
Alexandria Real Estate Equities, Inc.
2.00% 5/18/32	125,000	97,832
2.75% 12/15/29	100,000	87,878
2.95% 3/15/34	40,000	32,395
3.00% 5/18/51	250,000	150,528
3.38% 8/15/31	60,000	52,917
3.55% 3/15/52	70,000	46,912
3.95% 1/15/27	25,000	24,158
3.95% 1/15/28	100,000	95,726
4.00% 2/1/50	100,000	74,202
LVIP SSGA Bond Index Fund-48

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Alexandria Real Estate Equities, Inc. (continued)
4.50% 7/30/29	110,000	$106,054
American Homes 4 Rent LP
2.38% 7/15/31	80,000	64,999
3.63% 4/15/32	140,000	122,400
5.50% 2/1/34	250,000	245,829
American Tower Corp.
1.30% 9/15/25	25,000	23,751
1.50% 1/31/28	50,000	43,836
1.60% 4/15/26	100,000	93,347
1.88% 10/15/30	250,000	203,535
2.10% 6/15/30	25,000	20,947
2.70% 4/15/31	100,000	84,573
2.95% 1/15/51	50,000	31,269
3.10% 6/15/50	300,000	193,637
3.13% 1/15/27	200,000	189,506
3.38% 10/15/26	200,000	191,009
3.60% 1/15/28	100,000	94,360
3.65% 3/15/27	160,000	153,228
3.80% 8/15/29	265,000	246,314
5.50% 3/15/28	250,000	251,476
5.80% 11/15/28	140,000	142,715
AvalonBay Communities, Inc.
1.90% 12/1/28	100,000	87,978
2.45% 1/15/31	105,000	89,324
2.90% 10/15/26	50,000	47,463
3.20% 1/15/28	85,000	79,890
3.30% 6/1/29	60,000	55,352
3.50% 11/15/25	50,000	48,819
3.90% 10/15/46	50,000	39,049
4.15% 7/1/47	50,000	40,351
5.35% 6/1/34	115,000	115,070
Boston Properties LP
2.45% 10/1/33	100,000	74,085
2.55% 4/1/32	150,000	116,972
2.75% 10/1/26	300,000	279,939
3.40% 6/21/29	150,000	133,317
3.65% 2/1/26	100,000	96,506
4.50% 12/1/28	70,000	66,032
Brixmor Operating Partnership LP
3.90% 3/15/27	100,000	96,049
4.05% 7/1/30	300,000	278,407
4.13% 6/15/26	50,000	48,680
Camden Property Trust
3.15% 7/1/29	125,000	113,914
3.35% 11/1/49	40,000	27,994
4.90% 1/15/34	250,000	239,190
COPT Defense Properties LP
2.25% 3/15/26	90,000	84,971
2.75% 4/15/31	100,000	82,679
Crown Castle, Inc.
1.05% 7/15/26	200,000	183,061
2.10% 4/1/31	200,000	161,965
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Crown Castle, Inc. (continued)
2.25% 1/15/31	40,000	$32,897
2.90% 4/1/41	200,000	138,408
3.25% 1/15/51	150,000	99,596
3.65% 9/1/27	140,000	133,043
3.80% 2/15/28	150,000	142,114
4.00% 3/1/27	40,000	38,635
4.45% 2/15/26	365,000	358,610
4.75% 5/15/47	25,000	21,252
5.00% 1/11/28	70,000	69,142
5.20% 2/15/49	100,000	90,619
5.60% 6/1/29	125,000	126,067
CubeSmart LP
2.00% 2/15/31	160,000	129,358
3.00% 2/15/30	100,000	88,529
3.13% 9/1/26	50,000	47,637
4.38% 2/15/29	30,000	28,762
Digital Realty Trust LP
3.60% 7/1/29	65,000	60,293
3.70% 8/15/27	100,000	95,454
5.55% 1/15/28	175,000	176,551
DOC DR LLC
2.63% 11/1/31	50,000	41,390
3.95% 1/15/28	100,000	95,627
4.30% 3/15/27	50,000	48,918
Equinix Europe 2 Financing Corp. LLC 5.50% 6/15/34	110,000	109,821
Equinix, Inc.
1.00% 9/15/25	250,000	236,666
1.25% 7/15/25	55,000	52,551
1.55% 3/15/28	125,000	109,310
2.15% 7/15/30	55,000	46,113
2.90% 11/18/26	90,000	85,009
2.95% 9/15/51	250,000	154,115
3.00% 7/15/50	45,000	28,459
3.20% 11/18/29	90,000	81,091
3.90% 4/15/32	200,000	181,857
ERP Operating LP
2.50% 2/15/30	100,000	87,246
2.85% 11/1/26	140,000	132,740
3.00% 7/1/29	100,000	90,834
4.15% 12/1/28	100,000	96,525
4.50% 6/1/45	50,000	41,861
Essex Portfolio LP
1.65% 1/15/31	250,000	198,528
1.70% 3/1/28	210,000	184,293
3.00% 1/15/30	100,000	88,826
3.38% 4/15/26	50,000	48,278
4.00% 3/1/29	100,000	94,454
Extra Space Storage LP
2.20% 10/15/30	235,000	195,051
3.50% 7/1/26	100,000	96,204
3.90% 4/1/29	20,000	18,831
4.00% 6/15/29	100,000	93,765
LVIP SSGA Bond Index Fund-49

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Extra Space Storage LP (continued)
5.50% 7/1/30	145,000	$146,094
Federal Realty OP LP
1.25% 2/15/26	50,000	46,662
3.25% 7/15/27	100,000	94,446
5.38% 5/1/28	200,000	200,219
GLP Capital LP/GLP Financing II, Inc.
3.25% 1/15/32	50,000	42,017
4.00% 1/15/30	95,000	87,039
4.00% 1/15/31	50,000	44,827
5.38% 4/15/26	145,000	143,816
5.75% 6/1/28	75,000	75,041
Healthcare Realty Holdings LP
2.00% 3/15/31	110,000	86,673
2.40% 3/15/30	100,000	82,409
3.10% 2/15/30	50,000	43,722
3.50% 8/1/26	95,000	91,006
3.75% 7/1/27	50,000	47,339
Healthpeak OP LLC
2.13% 12/1/28	160,000	141,212
3.00% 1/15/30	150,000	133,111
5.25% 12/15/32	250,000	245,467
Highwoods Realty LP
2.60% 2/1/31	65,000	51,924
3.88% 3/1/27	60,000	56,888
4.20% 4/15/29	100,000	91,604
Host Hotels & Resorts LP
2.90% 12/15/31	140,000	116,956
3.38% 12/15/29	150,000	133,846
3.50% 9/15/30	70,000	61,857
Invitation Homes Operating Partnership LP
2.30% 11/15/28	100,000	88,549
2.70% 1/15/34	100,000	78,764
5.50% 8/15/33	250,000	246,463
Kilroy Realty LP
2.50% 11/15/32	50,000	37,419
3.05% 2/15/30	100,000	84,341
4.25% 8/15/29	150,000	135,941
Kimco Realty OP LLC
2.25% 12/1/31	70,000	56,182
2.80% 10/1/26	100,000	94,564
3.80% 4/1/27	100,000	96,179
4.13% 12/1/46	100,000	76,478
4.45% 9/1/47	100,000	79,784
Kite Realty Group LP 4.00% 10/1/26	50,000	48,368
Kite Realty Group Trust 4.75% 9/15/30	250,000	238,789
Mid-America Apartments LP
1.70% 2/15/31	50,000	40,118
3.95% 3/15/29	100,000	95,659
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Mid-America Apartments LP (continued)
4.00% 11/15/25	50,000	$49,051
4.20% 6/15/28	100,000	96,939
National Health Investors, Inc. 3.00% 2/1/31	25,000	20,424
NNN REIT, Inc.
2.50% 4/15/30	150,000	128,691
3.00% 4/15/52	50,000	31,129
3.10% 4/15/50	150,000	95,193
3.50% 4/15/51	90,000	62,399
3.60% 12/15/26	100,000	95,932
4.00% 11/15/25	65,000	63,646
Omega Healthcare Investors, Inc.
3.25% 4/15/33	150,000	121,250
3.38% 2/1/31	50,000	42,704
3.63% 10/1/29	100,000	89,276
4.50% 4/1/27	200,000	193,624
5.25% 1/15/26	100,000	99,032
Piedmont Operating Partnership LP
2.75% 4/1/32	35,000	25,670
3.15% 8/15/30	200,000	159,351
Prologis LP
1.25% 10/15/30	115,000	91,757
1.63% 3/15/31	200,000	160,284
1.75% 7/1/30	100,000	82,703
2.13% 4/15/27	50,000	46,169
2.13% 10/15/50	85,000	45,112
2.25% 4/15/30	95,000	81,721
3.00% 4/15/50	50,000	32,294
3.88% 9/15/28	65,000	62,249
4.38% 2/1/29	125,000	121,800
4.38% 9/15/48	50,000	41,908
4.75% 6/15/33	200,000	192,838
5.13% 1/15/34	140,000	138,350
Public Storage Operating Co.
0.88% 2/15/26	125,000	116,597
1.50% 11/9/26	50,000	46,035
1.95% 11/9/28	85,000	74,905
2.25% 11/9/31	65,000	53,660
3.09% 9/15/27	60,000	56,539
3.39% 5/1/29	65,000	60,691
5.10% 8/1/33	50,000	49,588
5.35% 8/1/53	200,000	192,903
Realty Income Corp.
0.75% 3/15/26	195,000	180,144
1.80% 3/15/33	125,000	93,942
2.10% 3/15/28	100,000	89,607
2.20% 6/15/28	65,000	58,156
2.70% 2/15/32	125,000	103,958
2.85% 12/15/32	95,000	78,294
3.10% 12/15/29	100,000	89,819
3.40% 1/15/30	100,000	91,064
LVIP SSGA Bond Index Fund-50

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Realty Income Corp. (continued)
3.65% 1/15/28	100,000	$95,181
3.95% 8/15/27	80,000	77,137
4.00% 7/15/29	45,000	42,604
4.65% 3/15/47	100,000	86,137
4.70% 12/15/28	175,000	171,804
4.75% 2/15/29	250,000	245,691
4.88% 6/1/26	95,000	94,140
5.05% 1/13/26	55,000	54,634
Regency Centers LP
3.70% 6/15/30	105,000	96,713
4.13% 3/15/28	100,000	96,271
4.40% 2/1/47	165,000	133,255
Sabra Health Care LP 3.90% 10/15/29	100,000	90,276
Simon Property Group LP
1.38% 1/15/27	50,000	45,619
1.75% 2/1/28	250,000	222,713
2.20% 2/1/31	250,000	206,664
2.25% 1/15/32	50,000	40,596
2.45% 9/13/29	150,000	131,783
2.65% 7/15/30	200,000	174,214
3.25% 9/13/49	100,000	67,002
3.38% 6/15/27	200,000	190,779
5.50% 3/8/33	250,000	251,399
SITE Centers Corp.
4.25% 2/1/26	100,000	98,894
4.70% 6/1/27	100,000	99,238
Store Capital LLC
2.70% 12/1/31	100,000	80,082
2.75% 11/18/30	50,000	41,428
4.50% 3/15/28	50,000	47,587
4.63% 3/15/29	100,000	94,444
Sun Communities Operating LP
2.30% 11/1/28	65,000	57,139
2.70% 7/15/31	40,000	33,037
5.50% 1/15/29	200,000	200,054
5.70% 1/15/33	100,000	98,476
Tanger Properties LP
3.13% 9/1/26	50,000	47,136
3.88% 7/15/27	100,000	94,813
UDR, Inc.
1.90% 3/15/33	50,000	37,764
2.10% 8/1/32	25,000	19,562
2.10% 6/15/33	200,000	152,217
2.95% 9/1/26	50,000	47,410
3.50% 1/15/28	100,000	94,233
Ventas Realty LP
3.00% 1/15/30	100,000	88,285
3.85% 4/1/27	100,000	96,143
4.00% 3/1/28	100,000	95,383
4.13% 1/15/26	156,000	152,425
4.40% 1/15/29	150,000	144,135
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Ventas Realty LP (continued)
4.88% 4/15/49	50,000	$42,427
5.63% 7/1/34	145,000	143,722
Welltower OP LLC
2.70% 2/15/27	50,000	47,113
2.75% 1/15/31	105,000	90,447
2.80% 6/1/31	200,000	170,703
3.10% 1/15/30	55,000	49,291
4.25% 4/1/26	200,000	195,885
4.25% 4/15/28	50,000	48,338
4.95% 9/1/48	50,000	45,253
Weyerhaeuser Co.
3.38% 3/9/33	60,000	51,393
4.00% 3/9/52	45,000	33,942
7.38% 3/15/32	250,000	279,464
WP Carey, Inc.
2.25% 4/1/33	50,000	38,511
2.40% 2/1/31	50,000	41,477
4.25% 10/1/26	100,000	97,408
		24,106,146
Retail–0.69%
AutoNation, Inc.
3.80% 11/15/27	100,000	94,145
3.85% 3/1/32	100,000	88,814
4.50% 10/1/25	45,000	44,296
AutoZone, Inc.
1.65% 1/15/31	85,000	68,174
3.13% 4/21/26	75,000	72,039
3.75% 6/1/27	150,000	144,185
3.75% 4/18/29	100,000	94,086
5.20% 8/1/33	250,000	246,074
5.40% 7/15/34	180,000	178,012
6.25% 11/1/28	125,000	130,330
Best Buy Co., Inc. 1.95% 10/1/30	250,000	207,203
Costco Wholesale Corp. 3.00% 5/18/27	250,000	238,969
Darden Restaurants, Inc.
4.55% 2/15/48	35,000	28,457
6.30% 10/10/33	145,000	149,714
Dollar General Corp.
3.88% 4/15/27	100,000	96,157
4.13% 5/1/28	70,000	67,365
4.15% 11/1/25	75,000	73,573
4.63% 11/1/27	100,000	97,679
5.00% 11/1/32	60,000	58,465
5.20% 7/5/28	140,000	139,663
5.50% 11/1/52	100,000	94,076
Dollar Tree, Inc.
2.65% 12/1/31	200,000	166,148
3.38% 12/1/51	100,000	65,125
4.20% 5/15/28	165,000	158,375
LVIP SSGA Bond Index Fund-51

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Genuine Parts Co.
1.88% 11/1/30	55,000	$44,508
2.75% 2/1/32	65,000	53,983
6.50% 11/1/28	250,000	262,014
Home Depot, Inc.
0.90% 3/15/28	80,000	69,690
1.50% 9/15/28	150,000	131,584
1.88% 9/15/31	65,000	52,919
2.13% 9/15/26	155,000	145,644
2.38% 3/15/51	250,000	143,563
2.70% 4/15/30	200,000	178,175
2.75% 9/15/51	150,000	93,333
2.80% 9/14/27	200,000	187,295
2.88% 4/15/27	50,000	47,326
3.00% 4/1/26	125,000	120,466
3.13% 12/15/49	250,000	170,584
3.25% 4/15/32	65,000	57,649
3.35% 9/15/25	265,000	259,159
3.50% 9/15/56	135,000	95,695
3.63% 4/15/52	95,000	70,271
3.90% 12/6/28	60,000	57,961
3.90% 6/15/47	150,000	118,315
4.20% 4/1/43	150,000	127,094
4.25% 4/1/46	100,000	84,103
4.50% 9/15/32	145,000	140,576
4.50% 12/6/48	200,000	173,221
4.75% 6/25/29	115,000	114,330
4.88% 6/25/27	85,000	84,827
4.88% 2/15/44	96,000	88,938
4.90% 4/15/29	145,000	145,249
4.95% 6/25/34	95,000	94,010
5.30% 6/25/54	50,000	48,818
5.40% 9/15/40	100,000	99,824
5.88% 12/16/36	350,000	370,842
5.95% 4/1/41	100,000	105,770
Lowe's Cos., Inc.
1.30% 4/15/28	65,000	56,715
1.70% 9/15/28	50,000	43,689
1.70% 10/15/30	65,000	53,071
2.63% 4/1/31	250,000	213,278
2.80% 9/15/41	100,000	68,631
3.00% 10/15/50	850,000	531,510
3.10% 5/3/27	250,000	236,660
3.38% 9/15/25	120,000	117,088
3.50% 4/1/51	125,000	85,669
3.65% 4/5/29	170,000	159,917
3.70% 4/15/46	200,000	146,954
4.05% 5/3/47	147,000	113,573
4.50% 4/15/30	400,000	388,172
5.00% 4/15/33	165,000	162,460
5.63% 4/15/53	200,000	193,654
McDonald's Corp.
1.45% 9/1/25	55,000	52,614
2.13% 3/1/30	65,000	55,792
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
McDonald's Corp. (continued)
3.50% 3/1/27	150,000	$143,992
3.63% 5/1/43	100,000	76,502
3.63% 9/1/49	50,000	36,243
3.80% 4/1/28	200,000	192,046
4.45% 3/1/47	225,000	188,744
4.45% 9/1/48	40,000	33,578
4.60% 9/9/32	105,000	101,447
4.60% 5/26/45	94,000	81,128
4.70% 12/9/35	270,000	256,423
4.88% 12/9/45	275,000	247,179
4.95% 8/14/33	200,000	196,967
5.45% 8/14/53	200,000	193,177
6.30% 3/1/38	50,000	53,709
O'Reilly Automotive, Inc.
1.75% 3/15/31	225,000	181,297
3.60% 9/1/27	100,000	95,266
3.90% 6/1/29	100,000	94,621
4.35% 6/1/28	100,000	97,275
Ross Stores, Inc.
0.88% 4/15/26	100,000	92,448
1.88% 4/15/31	100,000	81,915
Starbucks Corp.
2.45% 6/15/26	100,000	94,956
2.55% 11/15/30	200,000	172,607
3.50% 3/1/28	150,000	142,291
3.50% 11/15/50	200,000	140,536
3.75% 12/1/47	70,000	52,353
3.80% 8/15/25	150,000	147,412
4.00% 11/15/28	150,000	144,476
4.45% 8/15/49	200,000	164,610
4.50% 11/15/48	80,000	66,794
4.80% 2/15/33	180,000	175,506
5.00% 2/15/34	250,000	244,074
Target Corp.
1.95% 1/15/27	400,000	372,241
2.35% 2/15/30	60,000	52,588
2.50% 4/15/26	100,000	95,756
2.95% 1/15/52	310,000	199,646
3.38% 4/15/29	200,000	188,038
4.40% 1/15/33	65,000	62,386
4.50% 9/15/32	250,000	241,015
TJX Cos., Inc.
1.15% 5/15/28	50,000	43,570
1.60% 5/15/31	50,000	40,263
2.25% 9/15/26	250,000	235,549
Tractor Supply Co. 5.25% 5/15/33	60,000	59,473
Walmart, Inc.
1.05% 9/17/26	135,000	124,448
1.80% 9/22/31	55,000	45,317
2.38% 9/24/29	6,000	5,382
2.50% 9/22/41	110,000	76,195
2.65% 9/22/51	80,000	50,138
LVIP SSGA Bond Index Fund-52

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Walmart, Inc. (continued)
3.05% 7/8/26	85,000	$82,144
3.25% 7/8/29	780,000	732,585
3.90% 4/15/28	155,000	151,019
3.95% 9/9/27	295,000	288,225
4.00% 4/15/26	65,000	63,967
4.10% 4/15/33	165,000	157,201
4.15% 9/9/32	315,000	303,855
4.50% 9/9/52	250,000	221,927
4.50% 4/15/53	155,000	137,193
		17,538,000
Semiconductors–0.57%
Analog Devices, Inc.
1.70% 10/1/28	45,000	39,641
2.10% 10/1/31	60,000	49,669
2.80% 10/1/41	50,000	35,231
2.95% 10/1/51	55,000	35,998
3.50% 12/5/26	150,000	144,707
5.05% 4/1/34	65,000	64,737
5.30% 4/1/54	100,000	97,624
Applied Materials, Inc.
1.75% 6/1/30	30,000	25,264
3.30% 4/1/27	80,000	76,819
3.90% 10/1/25	70,000	69,003
4.35% 4/1/47	70,000	61,134
4.80% 6/15/29	65,000	64,905
5.10% 10/1/35	70,000	71,020
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88% 1/15/27	250,000	241,888
Broadcom, Inc.
1.95% 2/15/28	165,000	147,701
2.45% 2/15/31	400,000	336,844
2.60% 2/15/33	400,000	324,162
3.15% 11/15/25	660,000	639,491
3.42% 4/15/33	345,000	297,441
3.50% 2/15/41	135,000	103,485
3.75% 2/15/51	80,000	59,576
4.11% 9/15/28	633,000	610,722
4.15% 11/15/30	200,000	188,889
4.15% 4/15/32	100,000	92,263
4.30% 11/15/32	115,000	107,487
Intel Corp.
2.60% 5/19/26	150,000	142,902
3.25% 11/15/49	165,000	110,666
3.70% 7/29/25	365,000	358,720
3.73% 12/8/47	200,000	146,990
3.75% 8/5/27	500,000	482,149
3.90% 3/25/30	500,000	469,958
4.00% 12/15/32	250,000	229,831
4.10% 5/19/46	150,000	119,681
4.75% 3/25/50	200,000	172,146
4.88% 2/10/28	190,000	189,295
4.95% 3/25/60	300,000	262,363
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Intel Corp. (continued)
5.05% 8/5/62	500,000	$441,374
5.20% 2/10/33	165,000	164,742
5.63% 2/10/43	100,000	99,044
5.70% 2/10/53	70,000	68,801
5.90% 2/10/63	400,000	399,157
KLA Corp.
3.30% 3/1/50	75,000	52,803
4.70% 2/1/34	250,000	242,982
4.95% 7/15/52	165,000	153,309
Lam Research Corp.
1.90% 6/15/30	50,000	42,226
2.88% 6/15/50	35,000	22,723
3.13% 6/15/60	240,000	152,484
3.75% 3/15/26	100,000	97,606
4.00% 3/15/29	85,000	81,765
4.88% 3/15/49	50,000	45,716
Marvell Technology, Inc.
1.65% 4/15/26	65,000	60,840
2.45% 4/15/28	65,000	58,662
2.95% 4/15/31	60,000	51,753
4.88% 6/22/28	100,000	98,537
5.75% 2/15/29	250,000	255,239
Micron Technology, Inc.
2.70% 4/15/32	90,000	74,520
3.37% 11/1/41	65,000	47,554
3.48% 11/1/51	95,000	65,212
4.19% 2/15/27	75,000	72,891
4.98% 2/6/26	100,000	99,183
5.30% 1/15/31	70,000	69,842
5.33% 2/6/29	100,000	100,471
5.38% 4/15/28	250,000	251,061
6.75% 11/1/29	100,000	106,362
NVIDIA Corp.
3.20% 9/16/26	200,000	193,341
3.50% 4/1/50	600,000	460,590
NXP BV/NXP Funding LLC
5.35% 3/1/26	100,000	99,736
5.55% 12/1/28	65,000	65,864
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.65% 2/15/32	200,000	166,233
3.13% 2/15/42	155,000	109,028
3.15% 5/1/27	65,000	61,461
3.25% 11/30/51	110,000	72,317
3.40% 5/1/30	85,000	77,016
4.40% 6/1/27	40,000	39,122
5.00% 1/15/33	50,000	48,754
QUALCOMM, Inc.
2.15% 5/20/30	200,000	173,139
3.25% 5/20/27	200,000	190,988
3.25% 5/20/50	90,000	63,580
4.25% 5/20/32	20,000	19,112
4.50% 5/20/52	45,000	38,846
4.65% 5/20/35	200,000	194,589
LVIP SSGA Bond Index Fund-53

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
QUALCOMM, Inc. (continued)
4.80% 5/20/45	200,000	$185,042
5.40% 5/20/33	200,000	207,248
Texas Instruments, Inc.
2.25% 9/4/29	65,000	57,487
3.88% 3/15/39	55,000	48,004
4.15% 5/15/48	300,000	248,753
4.60% 2/15/28	210,000	208,242
4.60% 2/8/29	115,000	114,348
4.85% 2/8/34	105,000	104,054
4.90% 3/14/33	75,000	74,832
5.05% 5/18/63	250,000	232,332
5.15% 2/8/54	125,000	119,629
TSMC Arizona Corp.
3.88% 4/22/27	200,000	193,315
4.25% 4/22/32	200,000	193,141
4.50% 4/22/52	200,000	185,388
Xilinx, Inc. 2.38% 6/1/30	100,000	86,558
		14,479,350
Software–0.58%
Adobe, Inc.
2.15% 2/1/27	65,000	60,624
2.30% 2/1/30	390,000	341,699
4.80% 4/4/29	100,000	100,107
4.85% 4/4/27	45,000	45,010
4.95% 4/4/34	100,000	99,554
Autodesk, Inc.
2.85% 1/15/30	55,000	49,018
3.50% 6/15/27	100,000	95,753
Broadridge Financial Solutions, Inc. 2.90% 12/1/29	150,000	133,669
Electronic Arts, Inc.
1.85% 2/15/31	120,000	98,056
2.95% 2/15/51	85,000	55,055
4.80% 3/1/26	100,000	99,339
Fidelity National Information Services, Inc.
1.15% 3/1/26	80,000	74,527
1.65% 3/1/28	55,000	48,444
3.10% 3/1/41	25,000	17,952
5.10% 7/15/32	500,000	493,748
Fiserv, Inc.
2.25% 6/1/27	500,000	461,363
2.65% 6/1/30	200,000	173,985
3.20% 7/1/26	65,000	62,376
3.50% 7/1/29	180,000	166,415
4.40% 7/1/49	140,000	113,616
5.45% 3/2/28	180,000	181,613
5.63% 8/21/33	250,000	252,107
Intuit, Inc.
0.95% 7/15/25	65,000	62,113
5.20% 9/15/33	250,000	251,048
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Microsoft Corp.
2.40% 8/8/26	250,000	$237,860
2.53% 6/1/50	574,000	362,434
2.68% 6/1/60	382,000	233,189
2.92% 3/17/52	1,280,000	868,922
3.04% 3/17/62	166,000	109,826
3.13% 11/3/25	200,000	195,041
3.30% 2/6/27	500,000	482,300
3.40% 9/15/26	100,000	96,808
3.40% 6/15/27	45,000	43,308
3.45% 8/8/36	596,000	519,551
4.50% 6/15/47	60,000	55,362
Oracle Corp.
1.65% 3/25/26	225,000	210,903
2.30% 3/25/28	250,000	226,026
2.88% 3/25/31	240,000	207,234
2.95% 4/1/30	500,000	444,673
3.25% 11/15/27	200,000	188,550
3.60% 4/1/40	246,000	189,079
3.60% 4/1/50	300,000	209,962
3.65% 3/25/41	400,000	306,010
3.80% 11/15/37	90,000	74,141
3.85% 7/15/36	150,000	126,447
3.85% 4/1/60	700,000	481,052
3.90% 5/15/35	355,000	307,766
3.95% 3/25/51	405,000	299,447
4.00% 7/15/46	150,000	114,392
4.00% 11/15/47	140,000	105,991
4.10% 3/25/61	240,000	171,898
4.30% 7/8/34	200,000	182,141
4.50% 5/6/28	90,000	88,381
4.50% 7/8/44	500,000	416,517
4.90% 2/6/33	85,000	82,453
5.38% 7/15/40	400,000	380,362
5.55% 2/6/53	115,000	108,808
5.80% 11/10/25	70,000	70,332
6.13% 7/8/39	150,000	155,430
6.25% 11/9/32	250,000	264,603
6.50% 4/15/38	200,000	214,289
6.90% 11/9/52	70,000	78,351
Roper Technologies, Inc.
1.00% 9/15/25	210,000	198,936
2.00% 6/30/30	115,000	96,073
3.80% 12/15/26	55,000	53,163
3.85% 12/15/25	100,000	97,746
4.20% 9/15/28	95,000	91,825
Salesforce, Inc.
1.50% 7/15/28	135,000	118,666
1.95% 7/15/31	200,000	164,122
2.70% 7/15/41	120,000	83,986
2.90% 7/15/51	200,000	129,058
3.05% 7/15/61	100,000	61,782
3.70% 4/11/28	100,000	96,398
ServiceNow, Inc. 1.40% 9/1/30	125,000	101,484
LVIP SSGA Bond Index Fund-54

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Take-Two Interactive Software, Inc.
4.95% 3/28/28	250,000	$247,686
5.00% 3/28/26	250,000	248,376
5.40% 6/12/29	95,000	95,544
VMware LLC
1.40% 8/15/26	80,000	73,662
1.80% 8/15/28	110,000	96,345
2.20% 8/15/31	135,000	109,694
3.90% 8/21/27	85,000	81,553
		14,693,129
Telecommunications–1.11%
America Movil SAB de CV
2.88% 5/7/30	200,000	176,239
4.38% 7/16/42	200,000	168,980
6.13% 11/15/37	150,000	157,505
6.13% 3/30/40	250,000	258,695
6.38% 3/1/35	25,000	26,752
AT&T, Inc.
1.65% 2/1/28	45,000	39,962
1.70% 3/25/26	200,000	187,743
2.25% 2/1/32	210,000	170,352
2.30% 6/1/27	200,000	185,010
2.55% 12/1/33	400,000	318,059
2.75% 6/1/31	350,000	299,703
3.10% 2/1/43	250,000	182,454
3.50% 6/1/41	900,000	687,601
3.50% 9/15/53	460,000	312,265
3.55% 9/15/55	700,000	471,933
3.65% 6/1/51	400,000	282,533
3.65% 9/15/59	555,000	372,195
3.80% 2/15/27	105,000	101,445
3.80% 12/1/57	812,000	567,292
3.85% 6/1/60	185,000	129,010
4.25% 3/1/27	500,000	488,326
4.30% 2/15/30	286,000	273,999
4.35% 3/1/29	370,000	358,597
4.35% 6/15/45	532,000	441,164
4.50% 5/15/35	220,000	202,599
4.85% 3/1/39	120,000	109,916
5.25% 3/1/37	150,000	145,692
5.35% 9/1/40	338,000	323,972
5.40% 2/15/34	265,000	265,003
5.54% 2/20/26	100,000	99,995
Bell Telephone Co. of Canada or Bell Canada
3.65% 3/17/51	250,000	179,347
4.30% 7/29/49	55,000	44,677
4.46% 4/1/48	100,000	83,552
5.10% 5/11/33	250,000	245,172
5.20% 2/15/34	250,000	244,141
British Telecommunications PLC 9.63% 12/15/30	350,000	427,353
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Cisco Systems, Inc.
2.95% 2/28/26	150,000	$144,982
5.30% 2/26/54	1,000,000	979,415
5.50% 1/15/40	200,000	203,021
5.90% 2/15/39	300,000	319,055
Corning, Inc.
3.90% 11/15/49	100,000	75,175
4.75% 3/15/42	250,000	222,384
5.45% 11/15/79	40,000	36,796
5.75% 8/15/40	25,000	24,781
Deutsche Telekom International Finance BV 8.75% 6/15/30	460,000	536,231
Juniper Networks, Inc.
1.20% 12/10/25	105,000	98,602
2.00% 12/10/30	160,000	130,007
5.95% 3/15/41	100,000	101,180
Motorola Solutions, Inc.
2.30% 11/15/30	85,000	71,482
2.75% 5/24/31	100,000	84,759
4.60% 2/23/28	100,000	98,316
4.60% 5/23/29	100,000	97,439
Orange SA
5.38% 1/13/42	100,000	95,473
9.00% 3/1/31	400,000	477,105
Rogers Communications, Inc.
2.90% 11/15/26	200,000	189,115
3.63% 12/15/25	65,000	63,197
3.70% 11/15/49	100,000	70,637
4.30% 2/15/48	40,000	31,635
4.35% 5/1/49	155,000	123,307
4.50% 3/15/43	100,000	83,495
5.00% 2/15/29	560,000	553,098
5.00% 3/15/44	100,000	89,375
7.50% 8/15/38	25,000	29,083
Telefonica Emisiones SA
4.90% 3/6/48	200,000	168,876
5.21% 3/8/47	300,000	264,975
5.52% 3/1/49	200,000	184,921
7.05% 6/20/36	175,000	190,401
Telefonica Europe BV 8.25% 9/15/30	200,000	226,183
TELUS Corp.
2.80% 2/16/27	100,000	94,052
3.70% 9/15/27	100,000	95,560
4.60% 11/16/48	100,000	83,489
T-Mobile USA, Inc.
1.50% 2/15/26	1,200,000	1,126,558
2.05% 2/15/28	255,000	229,042
2.25% 11/15/31	150,000	122,594
2.40% 3/15/29	55,000	48,637
2.55% 2/15/31	230,000	195,241
2.70% 3/15/32	110,000	92,029
3.00% 2/15/41	155,000	110,909
3.30% 2/15/51	275,000	185,658
LVIP SSGA Bond Index Fund-55

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
T-Mobile USA, Inc. (continued)
3.40% 10/15/52	300,000	$204,815
3.60% 11/15/60	265,000	179,122
3.88% 4/15/30	1,000,000	934,827
4.50% 4/15/50	800,000	668,133
4.95% 3/15/28	75,000	74,500
5.05% 7/15/33	550,000	538,069
5.15% 4/15/34	85,000	83,543
5.20% 1/15/33	130,000	128,614
5.65% 1/15/53	65,000	64,037
5.75% 1/15/34	105,000	107,944
5.80% 9/15/62	95,000	94,187
Verizon Communications, Inc.
0.85% 11/20/25	250,000	235,002
1.45% 3/20/26	160,000	149,793
1.50% 9/18/30	300,000	244,811
1.68% 10/30/30	206,000	167,425
1.75% 1/20/31	250,000	202,318
2.10% 3/22/28	240,000	215,839
2.55% 3/21/31	415,000	352,587
2.63% 8/15/26	230,000	218,127
2.65% 11/20/40	250,000	172,194
2.85% 9/3/41	95,000	66,559
2.88% 11/20/50	250,000	157,262
2.99% 10/30/56	431,000	263,867
3.00% 11/20/60	720,000	430,639
3.40% 3/22/41	195,000	149,115
3.55% 3/22/51	145,000	104,347
3.70% 3/22/61	120,000	84,670
3.88% 2/8/29	250,000	237,611
3.88% 3/1/52	250,000	189,642
4.00% 3/22/50	500,000	389,457
4.13% 3/16/27	200,000	194,958
4.13% 8/15/46	35,000	28,293
4.27% 1/15/36	904,000	818,974
4.40% 11/1/34	600,000	555,985
4.50% 8/10/33	370,000	347,841
5.05% 5/9/33	165,000	162,668
Vodafone Group PLC
4.25% 9/17/50	85,000	66,313
4.38% 2/19/43	150,000	130,766
4.88% 6/19/49	200,000	173,084
5.75% 6/28/54	250,000	242,110
5.88% 6/28/64	250,000	240,452
6.15% 2/27/37	400,000	424,861
7.88% 2/15/30	100,000	112,864
		28,085,728
Toys Games Hobbies–0.01%
Hasbro, Inc.
3.50% 9/15/27	60,000	56,637
3.90% 11/19/29	200,000	184,458
5.10% 5/15/44	65,000	55,756
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Toys Games Hobbies (continued)
Hasbro, Inc. (continued)
6.35% 3/15/40	65,000	$66,604
		363,455
Transportation–0.47%
Burlington Northern Santa Fe LLC
3.25% 6/15/27	100,000	95,635
3.30% 9/15/51	200,000	139,125
3.65% 9/1/25	100,000	98,134
3.90% 8/1/46	105,000	82,912
4.13% 6/15/47	100,000	81,656
4.15% 4/1/45	114,000	94,374
4.15% 12/15/48	40,000	32,612
4.40% 3/15/42	100,000	87,320
4.45% 3/15/43	100,000	87,834
4.70% 9/1/45	100,000	89,320
4.95% 9/15/41	100,000	93,947
5.05% 3/1/41	100,000	94,628
5.15% 9/1/43	150,000	143,758
5.20% 4/15/54	145,000	138,902
5.50% 3/15/55	180,000	180,327
5.75% 5/1/40	200,000	205,283
6.15% 5/1/37	100,000	107,865
Canadian National Railway Co.
2.45% 5/1/50	65,000	38,841
2.75% 3/1/26	50,000	48,150
3.20% 8/2/46	100,000	71,768
3.65% 2/3/48	100,000	77,103
6.20% 6/1/36	100,000	108,243
6.25% 8/1/34	100,000	108,839
Canadian Pacific Railway Co.
1.75% 12/2/26	60,000	55,354
2.05% 3/5/30	35,000	29,854
2.45% 12/2/31	65,000	59,154
2.88% 11/15/29	65,000	58,189
3.00% 12/2/41	60,000	51,793
3.10% 12/2/51	75,000	49,803
4.20% 11/15/69	70,000	53,121
4.30% 5/15/43	100,000	85,071
4.70% 5/1/48	100,000	86,554
4.80% 9/15/35	65,000	61,796
4.80% 8/1/45	100,000	89,954
4.95% 8/15/45	100,000	91,316
6.13% 9/15/15	65,000	66,028
7.13% 10/15/31	150,000	166,826
CH Robinson Worldwide, Inc. 4.20% 4/15/28	100,000	96,670
CSX Corp.
2.40% 2/15/30	50,000	43,620
3.35% 9/15/49	65,000	45,763
3.80% 3/1/28	100,000	96,181
3.80% 11/1/46	150,000	115,937
3.95% 5/1/50	90,000	70,548
LVIP SSGA Bond Index Fund-56

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
CSX Corp. (continued)
4.10% 3/15/44	100,000	$82,191
4.25% 3/15/29	150,000	145,471
4.25% 11/1/66	100,000	77,747
4.30% 3/1/48	100,000	83,305
4.65% 3/1/68	100,000	83,735
5.20% 11/15/33	250,000	250,528
5.50% 4/15/41	200,000	199,186
6.15% 5/1/37	120,000	128,573
6.22% 4/30/40	100,000	107,000
FedEx Corp.
3.25% 4/1/26	150,000	144,820
3.40% 2/15/28	100,000	94,640
3.88% 8/1/42	100,000	78,142
4.40% 1/15/47	100,000	81,518
4.55% 4/1/46	150,000	124,982
4.75% 11/15/45	350,000	301,738
4.90% 1/15/34	60,000	58,408
♦FedEx Corp. Pass-Through Trust 1.88% 8/20/35	568,992	472,025
JB Hunt Transport Services, Inc. 3.88% 3/1/26	100,000	97,736
Kirby Corp. 4.20% 3/1/28	100,000	96,670
Norfolk Southern Corp.
2.90% 8/25/51	250,000	155,761
3.05% 5/15/50	100,000	65,007
3.15% 6/1/27	50,000	47,442
3.16% 5/15/55	41,000	25,992
3.65% 8/1/25	50,000	49,063
3.80% 8/1/28	60,000	57,423
3.94% 11/1/47	80,000	61,714
4.05% 8/15/52	132,000	101,863
4.15% 2/28/48	125,000	99,224
4.45% 6/15/45	100,000	84,866
4.65% 1/15/46	100,000	87,104
4.84% 10/1/41	111,000	101,221
5.05% 8/1/30	180,000	179,664
5.35% 8/1/54	125,000	119,191
Ryder System, Inc.
1.75% 9/1/26	65,000	60,140
2.85% 3/1/27	70,000	65,952
2.90% 12/1/26	90,000	85,069
4.30% 6/15/27	50,000	48,793
5.25% 6/1/28	180,000	180,357
Union Pacific Corp.
2.15% 2/5/27	50,000	46,573
2.38% 5/20/31	45,000	38,194
2.40% 2/5/30	85,000	74,386
2.75% 3/1/26	250,000	240,468
2.80% 2/14/32	140,000	120,791
2.89% 4/6/36	115,000	92,638
2.95% 3/10/52	70,000	45,047
2.97% 9/16/62	75,000	44,355
3.25% 8/15/25	50,000	48,854
3.25% 2/5/50	150,000	104,742
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Union Pacific Corp. (continued)
3.35% 8/15/46	150,000	$108,616
3.38% 2/1/35	200,000	171,256
3.38% 2/14/42	80,000	61,609
3.50% 2/14/53	155,000	110,753
3.55% 8/15/39	70,000	57,045
3.60% 9/15/37	40,000	33,628
3.75% 7/15/25	100,000	98,469
3.75% 2/5/70	40,000	27,913
3.80% 4/6/71	80,000	56,242
3.84% 3/20/60	240,000	176,221
3.85% 2/14/72	125,000	88,957
3.88% 2/1/55	94,000	70,974
3.95% 8/15/59	70,000	52,654
4.00% 4/15/47	100,000	79,468
4.10% 9/15/67	65,000	49,099
4.50% 1/20/33	250,000	240,794
United Parcel Service, Inc.
2.40% 11/15/26	150,000	141,463
2.50% 9/1/29	45,000	40,139
3.40% 3/15/29	65,000	61,094
3.40% 11/15/46	150,000	111,022
3.40% 9/1/49	65,000	46,826
3.63% 10/1/42	75,000	59,082
3.75% 11/15/47	150,000	115,207
4.25% 3/15/49	100,000	82,798
4.88% 3/3/33	145,000	142,772
4.88% 11/15/40	55,000	51,429
5.15% 5/22/34	210,000	209,417
5.30% 4/1/50	150,000	146,028
6.20% 1/15/38	255,000	276,092
		11,987,484
Trucking & Leasing–0.03%
GATX Corp.
1.90% 6/1/31	250,000	200,121
3.25% 9/15/26	50,000	47,825
3.85% 3/30/27	50,000	48,099
4.00% 6/30/30	65,000	60,478
4.55% 11/7/28	100,000	97,762
4.70% 4/1/29	50,000	48,886
5.20% 3/15/44	50,000	46,210
6.05% 3/15/34	100,000	102,258
		651,639
Water–0.05%
American Water Capital Corp.
2.30% 6/1/31	150,000	124,084
2.95% 9/1/27	180,000	168,566
3.25% 6/1/51	150,000	102,020
3.75% 9/1/28	150,000	142,868
3.75% 9/1/47	250,000	189,108
4.00% 12/1/46	50,000	39,254
4.20% 9/1/48	100,000	81,131
LVIP SSGA Bond Index Fund-57

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Water (continued)
American Water Capital Corp. (continued)
4.30% 12/1/42	100,000	$84,872
Essential Utilities, Inc. 5.38% 1/15/34	350,000	343,758
		1,275,661
Total Corporate Bonds (Cost $688,409,873)		622,822,878
MUNICIPAL BONDS–0.52%
American Municipal Power, Inc.
Series B 6.45% 2/15/44	50,000	53,622
Series B 7.83% 2/15/41	55,000	66,430
Bay Area Toll Authority
Series F-2 6.26% 4/1/49	200,000	216,048
Series S1 6.92% 4/1/40	100,000	112,444
Series S1 7.04% 4/1/50	100,000	118,206
Board of Regents of the University of Texas System
Series A 3.35% 8/15/47	100,000	74,957
Series B 2.44% 8/15/49	50,000	30,783
Series C 4.79% 8/15/46	90,000	86,113
California State University Series B 3.90% 11/1/47	50,000	41,221
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue Series 2009-S 5.49% 11/1/39	50,000	50,514
Chicago O'Hare International Airport
Series C 4.47% 1/1/49	100,000	89,940
Series C 4.57% 1/1/54	100,000	90,637
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
Series A 6.90% 12/1/40	92,179	101,839
Series B 6.90% 12/1/40	38,812	42,880
City of Atlanta Water & Wastewater Revenue 2.26% 11/1/35	50,000	39,651
City of Houston 3.96% 3/1/47	100,000	85,215
City of New York NY
Series A2 5.21% 10/1/31	100,000	99,891
Series C1 5.52% 10/1/37	85,000	84,922
Series F1 6.27% 12/1/37	100,000	106,748
City of Riverside CA Series A 3.86% 6/1/45	20,000	17,046
City of San Antonio TX Electric & Gas Systems Revenue
4.43% 2/1/42	250,000	235,499
Series C 5.99% 2/1/39	50,000	52,096
Commonwealth of Massachusetts
4.91% 5/1/29	100,000	99,780
Series E 5.46% 12/1/39	100,000	101,189
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
County of Clark Department of Aviation Series C 6.82% 7/1/45	75,000	$84,378
Dallas Area Rapid Transit Series B 6.00% 12/1/44	200,000	207,312
Dallas Fort Worth International Airport
Series A 4.51% 11/1/51	60,000	53,253
Series C 2.92% 11/1/50	40,000	28,297
Series C 3.09% 11/1/40	60,000	47,505
Dallas Independent School District Series C 6.45% 2/15/35	100,000	100,303
East Bay Municipal Utility District Water System Revenue Surbordinate Series 5.87% 6/1/40	100,000	104,259
Grand Parkway Transportation Corp. Series B 3.24% 10/1/52	125,000	91,310
Health & Educational Facilities Authority of the State of Missouri Series A 3.65% 8/15/57	150,000	115,416
JobsOhio Beverage System Series A 2.83% 1/1/38	30,000	24,317
Kansas Development Finance Authority Series H 4.93% 4/15/45	100,000	95,784
Los Angeles Community College District 6.75% 8/1/49	100,000	115,146
Los Angeles County Public Works Financing Authority 7.62% 8/1/40	100,000	118,135
Massachusetts School Building Authority
Series B 3.40% 10/15/40	45,000	36,603
Series C 2.95% 5/15/43	250,000	188,104
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Series B 4.05% 7/1/26	10,000	9,760
Metropolitan Government of Nashville & Davidson County Convention Center Auth Series B 6.73% 7/1/43	50,000	54,505
Metropolitan Transportation Authority
5.87% 11/15/39	100,000	102,932
6.67% 11/15/39	130,000	140,985
Series E 6.81% 11/15/40	500,000	548,095
Metropolitan Water Reclamation District of Greater Chicago 5.72% 12/1/38	150,000	153,893
LVIP SSGA Bond Index Fund-58

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Municipal Electric Authority of Georgia
6.66% 4/1/57	116,000	$126,492
Series A 6.64% 4/1/57	139,000	151,269
Series B 7.06% 4/1/57	94,000	104,858
New Jersey Economic Development Authority Series A (NATL) 7.43% 2/15/29	225,000	239,687
New Jersey Transportation Trust Fund Authority
Series B 6.56% 12/15/40	100,000	108,962
Series C 5.75% 12/15/28	100,000	100,484
New Jersey Turnpike Authority
Series A 7.10% 1/1/41	350,000	399,869
Series F 7.41% 1/1/40	90,000	105,592
New York City Municipal Water Finance Authority Series AA-2 5.75% 6/15/41	100,000	101,546
New York City Transitional Finance Authority Future Tax Secured Revenue
5.51% 8/1/37	200,000	199,192
Series B 5.57% 11/1/38	65,000	64,897
New York City Water & Sewer System
5.95% 6/15/42	100,000	103,358
Series EE 6.01% 6/15/42	35,000	36,397
Series GG 5.72% 6/15/42	65,000	65,478
New York State Dormitory Authority Series D 5.60% 3/15/40	100,000	100,790
New York State Urban Development Corp.
5.77% 3/15/39	45,000	45,597
Series B 3.90% 3/15/33	100,000	93,686
Ohio State University Series C 4.91% 6/1/40	100,000	95,883
Oregon School Boards Association Series B 5.55% 6/30/28	250,000	251,731
Pennsylvania Turnpike Commission Series B 5.51% 12/1/45	150,000	147,651
Permanent University Fund - University of Texas System Series A 3.38% 7/1/47	40,000	30,950
Port Authority of New York & New Jersey
Series 165th 5.65% 11/1/40	250,000	259,363
Series 174th 4.46% 10/1/62	250,000	217,077
Series 181th 4.96% 8/1/46	155,000	148,620
Series 192th 4.81% 10/15/65	250,000	231,650
Regents of the University of California Medical Center Pooled Revenue
Series H 6.55% 5/15/48	100,000	109,763
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Regents of the University of California Medical Center Pooled Revenue (continued)
Series Q 4.13% 5/15/32	125,000	$118,833
Rutgers The State University of New Jersey Series H 5.67% 5/1/40	155,000	155,817
Sales Tax Securitization Corp. Series B 3.82% 1/1/48	100,000	80,641
Salt River Project Agricultural Improvement & Power District 4.84% 1/1/41	60,000	56,559
San Diego County Regional Transportation Commission 5.91% 4/1/48	100,000	103,842
San Diego County Water Authority Series B 6.14% 5/1/49	100,000	106,384
State Board of Administration Finance Corp.
Series A 1.26% 7/1/25	100,000	95,977
Series A 1.71% 7/1/27	100,000	90,739
Series A 2.15% 7/1/30	100,000	84,731
State of California
3.50% 4/1/28	100,000	95,680
4.50% 4/1/33	100,000	96,941
4.60% 4/1/38	60,000	56,540
7.50% 4/1/34	325,000	375,113
7.55% 4/1/39	600,000	713,229
7.60% 11/1/40	80,000	95,844
7.63% 3/1/40	85,000	100,787
State of Connecticut
Series A 5.85% 3/15/32	100,000	105,660
Series D 5.09% 10/1/30	200,000	197,952
State of Illinois 5.10% 6/1/33	752,941	738,793
State of Mississippi Series F 5.25% 11/1/34	100,000	99,338
State of Oregon Department of Transportation Series A 5.83% 11/15/34	75,000	76,996
State of Texas 5.52% 4/1/39	100,000	102,985
State of Utah Series D 4.55% 7/1/24	10,000	10,000
State Public School Building Authority Series A 5.00% 9/15/27	100,000	99,686
Texas Department of Transportation State Highway Fund Series B 5.18% 4/1/30	200,000	200,185
Texas Transportation Commission 2.47% 10/1/44	150,000	103,114
University of California
Series AD 4.86% 5/15/12	250,000	219,022
Series AQ 4.77% 5/15/15	250,000	214,914
Series AX 3.06% 7/1/25	100,000	97,907
LVIP SSGA Bond Index Fund-59

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
University of California (continued)
Series BG 1.61% 5/15/30	60,000	$50,397
University of Michigan
Series B 2.44% 4/1/40	50,000	36,734
Series B 2.56% 4/1/50	50,000	32,303
Series B 3.50% 4/1/52	200,000	154,893
Series C 3.60% 4/1/47	60,000	50,633
University of Virginia
2.26% 9/1/50	60,000	35,777
Series C 4.18% 9/1/17	50,000	39,581
Total Municipal Bonds (Cost $13,754,452)		13,253,332
NON-AGENCY ASSET-BACKED SECURITIES–0.37%
Americredit Automobile Receivables Trust Series 2023-2 A3 5.81% 5/18/28	350,000	351,552
BA Credit Card Trust Series 2024-A1 A 4.93% 5/15/29	1,000,000	1,000,397
Capital One Multi-Asset Execution Trust Series 2021-A2 A2 1.39% 7/15/30	600,000	522,537
Capital One Prime Auto Receivables Trust Series 2023-1 A3 4.87% 2/15/28	250,000	248,286
CarMax Auto Owner Trust
Series 2023-1 A3 4.75% 10/15/27	250,000	247,972
Series 2023-2 A3 5.05% 1/18/28	350,000	348,354
Chase Issuance Trust Series 2022-A1 A 3.97% 9/15/27	262,000	257,724
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39	750,000	800,971
CNH Equipment Trust Series 2023-A A3 4.81% 8/15/28	300,000	297,530
Discover Card Execution Note Trust Series 2021-A2 A2 1.03% 9/15/28	600,000	549,427
Exeter Automobile Receivables Trust Series 2024-3A B 5.57% 9/15/28	125,000	125,117
Ford Credit Auto Owner Trust
Series 2023-A A3 4.65% 2/15/28	133,000	131,759
Series 2023-B A3 5.23% 5/15/28	500,000	499,590
GM Financial Automobile Leasing Trust Series 2023-3 A3 5.38% 11/20/26	100,000	99,928
GM Financial Consumer Automobile Receivables Trust
Series 2023-1 A3 4.66% 2/16/28	80,000	79,299
Series 2023-2 A3 4.47% 2/16/28	300,000	296,689
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
GM Financial Consumer Automobile Receivables Trust (continued)
Series 2023-4 A3 5.78% 8/16/28	129,000	$130,206
Honda Auto Receivables Owner Trust
Series 2023-1 A3 5.04% 4/21/27	111,000	110,536
Series 2023-2 A3 4.93% 11/15/27	125,000	124,291
Series 2023-3 A3 5.41% 2/18/28	183,000	183,467
John Deere Owner Trust
Series 2023-B A3 5.18% 3/15/28	83,000	82,816
Series 2024-B A3 5.20% 3/15/29	250,000	250,772
Mercedes-Benz Auto Lease Trust Series 2024-A A3 5.32% 1/18/28	100,000	100,286
Santander Drive Auto Receivables Trust
Series 2023-4 A3 5.73% 4/17/28	333,000	334,376
Series 2024-1 A3 5.25% 4/17/28	31,000	30,869
Series 2024-2 A3 5.63% 11/15/28	175,000	175,605
Verizon Master Trust
Series 2023-4 A1A 5.16% 6/20/29	410,000	409,795
Series 2024-3 A1A 5.34% 4/22/30	300,000	302,625
Volkswagen Auto Lease Trust Series 2024-A A3 5.21% 6/21/27	104,000	103,886
Volkswagen Auto Loan Enhanced Trust Series 2023-2 A3 5.48% 12/20/28	350,000	352,617
World Omni Auto Receivables Trust Series 2023-A A3 4.83% 5/15/28	500,000	497,083
World Omni Automobile Lease Securitization Trust Series 2024-A A3 5.26% 10/15/27	350,000	350,450
Total Non-Agency Asset-Backed Securities (Cost $9,587,640)		9,396,812
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION–0.01%
BBCMS Mortgage Trust Series 2023-C20 A5 5.58% 7/15/56	140,000	142,255
Total Non-Agency Collateralized Mortgage Obligation (Cost $144,145)		142,255
LVIP SSGA Bond Index Fund-60

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.65%
BANK
Series 2017-BNK7 A4 3.18% 9/15/60	500,000	$474,867
•Series 2018-BN13 A5 4.22% 8/15/61	145,000	138,316
Series 2019-BN17 A4 3.71% 4/15/52	265,000	246,866
Series 2019-BN24 A3 2.96% 11/15/62	500,000	442,395
Series 2020-BN25 A5 2.65% 1/15/63	600,000	518,488
Series 2020-BN28 A4 1.84% 3/15/63	187,500	153,622
Series 2021-BN31 A4 2.04% 2/15/54	313,043	255,595
•Series 2022-BNK44 A5 5.94% 11/15/55	750,000	772,675
BBCMS Mortgage Trust
Series 2020-C6 A4 2.64% 2/15/53	650,000	563,983
Series 2020-C8 A5 2.04% 10/15/53	250,000	206,761
Benchmark Mortgage Trust
•Series 2018-B2 A5 3.88% 2/15/51	195,000	182,778
Series 2018-B3 A5 4.03% 4/10/51	350,000	332,093
Series 2018-B5 A4 4.21% 7/15/51	200,000	190,836
Series 2019-B10 A4 3.72% 3/15/62	575,000	535,123
Series 2020-B18 A5 1.93% 7/15/53	296,875	241,936
Series 2020-B19 A5 1.85% 9/15/53	800,000	645,443
Series 2021-B24 A5 2.58% 3/15/54	500,000	413,661
•Series 2022-B35 A5 4.59% 5/15/55	350,000	323,351
CD Mortgage Trust Series 2017-CD3 A4 3.63% 2/10/50	400,000	371,503
Citigroup Commercial Mortgage Trust
•Series 2015-GC33 B 4.73% 9/10/58	500,000	457,594
Series 2020-GC46 A5 2.72% 2/15/53	500,000	435,702
CSAIL Commercial Mortgage Trust
•Series 2017-CX10 A5 3.46% 11/15/50	500,000	459,297
Series 2020-C19 A3 2.56% 3/15/53	150,000	126,501
GS Mortgage Securities Trust Series 2020-GC45 A5 2.91% 2/13/53	275,000	242,454
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP2 B 3.46% 8/15/49	1,163,000	$1,011,243
JPM-BB Commercial Mortgage Securities Trust Series 2016-C1 A5 3.58% 3/17/49	500,000	482,562
JPM-DB Commercial Mortgage Securities Trust Series 2020-COR7 A5 2.18% 5/13/53	400,000	317,434
Morgan Stanley Capital I Series 2017-HR2 A4 3.59% 12/15/50	500,000	471,885
Morgan Stanley Capital I Trust Series 2020-L4 A3 2.70% 2/15/53	400,000	346,766
UBS Commercial Mortgage Trust
Series 2017-C4 A4 3.56% 10/15/50	580,000	534,202
Series 2017-C7 A4 3.68% 12/15/50	350,000	328,052
Series 2018-C14 A3 4.18% 12/15/51	267,316	254,211
Series 2018-C8 A4 3.98% 2/15/51	200,000	188,657
Wells Fargo Commercial Mortgage Trust
Series 2015-P2 A4 3.81% 12/15/48	665,000	646,135
Series 2017-C41 A4 3.47% 11/15/50	350,000	328,088
Series 2018-C46 A4 4.15% 8/15/51	2,350,000	2,219,653
Series 2019-C50 A5 3.73% 5/15/52	310,000	285,687
Series 2020-C56 A5 2.45% 6/15/53	220,600	187,228
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $18,933,115)		16,333,643
ΔREGIONAL BONDS–0.20%
Canada—0.20%
Province of Alberta Canada
1.30% 7/22/30	150,000	123,737
3.30% 3/15/28	400,000	380,730
Province of British Columbia Canada
1.30% 1/29/31	250,000	203,428
4.20% 7/6/33	320,000	306,665
6.50% 1/15/26	100,000	102,015
7.25% 9/1/36	100,000	120,101
Province of New Brunswick Canada 3.63% 2/24/28	150,000	143,687
Province of Ontario Canada
0.63% 1/21/26	175,000	163,483
LVIP SSGA Bond Index Fund-61

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔREGIONAL BONDS (continued)
Canada (continued)
Province of Ontario Canada (continued)
1.05% 4/14/26	600,000	$559,962
1.60% 2/25/31	250,000	206,432
2.00% 10/2/29	250,000	219,731
2.30% 6/15/26	500,000	475,456
3.10% 5/19/27	200,000	191,253
Province of Quebec Canada
0.60% 7/23/25	250,000	238,221
1.35% 5/28/30	200,000	166,106
2.50% 4/20/26	1,000,000	957,631
2.75% 4/12/27	300,000	284,630
7.50% 9/15/29	175,000	197,463
		5,040,731
Total Regional Bonds (Cost $5,399,288)		5,040,731
ΔSOVEREIGN BONDS–1.46%
Canada—0.17%
Canada Government International Bonds
3.75% 4/26/28	530,000	515,005
4.63% 4/30/29	235,000	236,725
Export Development Canada
3.88% 2/14/28	900,000	879,236
4.13% 2/13/29	310,000	305,248
4.38% 6/29/26	250,000	247,770
4.75% 6/5/34	145,000	147,841
Province of Alberta Canada 4.50% 1/24/34	215,000	210,476
Province of British Columbia
4.75% 6/12/34	250,000	248,673
4.90% 4/24/29	500,000	505,868
Province of Manitoba
4.30% 7/27/33	250,000	241,399
4.90% 5/31/34	150,000	150,965
Province of Ontario 5.05% 4/24/34	400,000	408,273
Province of Quebec Canada 4.50% 4/3/29	200,000	198,928
		4,296,407
Chile—0.08%
Chile Government International Bonds
2.55% 1/27/32	200,000	167,730
2.55% 7/27/33	250,000	202,499
3.10% 5/7/41	200,000	146,120
3.10% 1/22/61	200,000	123,276
3.13% 1/21/26	326,000	314,610
3.24% 2/6/28	350,000	328,115
3.50% 1/31/34	200,000	173,271
3.50% 1/25/50	200,000	143,569
4.34% 3/7/42	200,000	172,211
5.33% 1/5/54	300,000	282,549
		2,053,950
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Indonesia—0.10%
Indonesia Government International Bonds
2.15% 7/28/31	400,000	$328,902
2.85% 2/14/30	250,000	221,596
3.20% 9/23/61	200,000	128,590
3.50% 2/14/50	250,000	183,460
4.10% 4/24/28	300,000	288,750
4.20% 10/15/50	400,000	330,522
4.55% 1/11/28	200,000	195,750
4.65% 9/20/32	100,000	96,375
4.70% 2/10/34	200,000	193,000
4.75% 2/11/29	200,000	197,250
4.85% 1/11/33	200,000	195,368
5.35% 2/11/49	200,000	198,000
5.45% 9/20/52	12,500	12,375
		2,569,938
Israel—0.08%
Israel Government International Bonds
2.88% 3/16/26	200,000	189,341
3.25% 1/17/28	200,000	183,229
3.88% 7/3/50	400,000	279,879
4.50% 1/30/43	200,000	163,338
5.75% 3/12/54	1,037,000	932,004
State of Israel
2.50% 1/15/30	200,000	168,155
3.38% 1/15/50	200,000	127,392
		2,043,338
Italy—0.03%
Italy Government International Bonds
1.25% 2/17/26	495,000	463,116
5.38% 6/15/33	400,000	394,259
		857,375
Japan—0.13%
Japan Bank for International Cooperation
0.63% 7/15/25	235,000	223,968
1.25% 1/21/31	200,000	161,946
1.88% 4/15/31	200,000	167,930
2.00% 10/17/29	200,000	175,139
2.13% 2/16/29	200,000	178,900
2.25% 11/4/26	200,000	188,282
2.38% 4/20/26	300,000	286,181
2.75% 11/16/27	200,000	187,305
2.88% 6/1/27	350,000	331,616
2.88% 7/21/27	200,000	189,151
3.25% 7/20/28	300,000	284,174
3.88% 9/16/25	400,000	393,444
4.25% 1/26/26	210,000	207,240
4.63% 4/17/34	200,000	199,905
Japan International Cooperation Agency 4.75% 5/21/29	200,000	201,069
		3,376,250
LVIP SSGA Bond Index Fund-62

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Mexico—0.25%
Mexico Government International Bonds
3.25% 4/16/30	205,000	$180,279
3.50% 2/12/34	200,000	162,487
3.75% 1/11/28	200,000	189,025
3.77% 5/24/61	200,000	122,300
4.13% 1/21/26	1,285,000	1,257,244
4.15% 3/28/27	370,000	357,911
4.28% 8/14/41	200,000	154,805
4.35% 1/15/47	200,000	148,918
4.40% 2/12/52	200,000	145,824
4.50% 1/31/50	400,000	299,848
4.60% 2/10/48	200,000	152,352
4.75% 4/27/32	600,000	553,729
4.75% 3/8/44	1,000,000	800,985
6.00% 5/7/36	200,000	194,716
6.05% 1/11/40	475,000	458,734
6.34% 5/4/53	500,000	471,426
6.75% 9/27/34	500,000	520,510
		6,171,093
Panama—0.09%
Panama Government International Bonds
2.25% 9/29/32	700,000	502,279
3.16% 1/23/30	445,000	374,835
3.87% 7/23/60	310,000	176,354
3.88% 3/17/28	300,000	276,262
4.30% 4/29/53	300,000	192,019
4.50% 4/16/50	200,000	134,195
6.40% 2/14/35	200,000	189,276
6.70% 1/26/36	200,000	193,826
7.13% 1/29/26	100,000	101,440
8.88% 9/30/27	100,000	107,959
9.38% 4/1/29	100,000	111,200
		2,359,645
Peru—0.07%
Peruvian Government International Bonds
2.78% 1/23/31	140,000	120,198
3.00% 1/15/34	233,000	188,744
3.30% 3/11/41	125,000	92,345
3.55% 3/10/51	395,000	277,902
3.60% 1/15/72	400,000	255,927
4.13% 8/25/27	350,000	337,543
5.63% 11/18/50	100,000	97,010
7.35% 7/21/25	100,000	101,958
8.75% 11/21/33	200,000	243,373
		1,715,000
Philippines—0.13%
Philippines Government International Bonds
2.46% 5/5/30	250,000	215,803
2.95% 5/5/45	650,000	450,125
3.00% 2/1/28	200,000	186,096
3.20% 7/6/46	200,000	143,349
3.56% 9/29/32	200,000	178,130
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Philippines (continued)
Philippines Government International Bonds (continued)
3.70% 2/2/42	200,000	$161,880
3.75% 1/14/29	400,000	376,500
3.95% 1/20/40	500,000	424,875
5.00% 7/17/33	200,000	197,317
5.00% 1/13/37	500,000	491,250
5.60% 5/14/49	250,000	250,008
5.61% 4/13/33	200,000	205,548
		3,280,881
Poland—0.08%
Poland Government International Bonds 3.25% 4/6/26	400,000	388,000
Republic of Poland Government International Bonds
5.13% 9/18/34	1,004,000	987,509
5.50% 4/4/53	400,000	392,082
5.75% 11/16/32	165,000	170,882
		1,938,473
Republic of Korea—0.15%
Export-Import Bank of Korea
0.63% 2/9/26	200,000	186,485
1.63% 1/18/27	200,000	184,326
2.13% 1/18/32	200,000	165,139
3.25% 11/10/25	200,000	194,965
4.50% 1/11/29	200,000	198,264
5.00% 1/11/28	300,000	301,986
5.13% 9/18/28	200,000	202,835
5.13% 1/11/33	200,000	202,356
Korea Development Bank
0.80% 7/19/26	250,000	229,577
1.63% 1/19/31	250,000	203,499
2.25% 2/24/27	200,000	186,767
4.38% 2/15/33	300,000	286,096
4.50% 2/15/29	200,000	197,627
5.38% 10/23/28	200,000	204,655
Korea International Bonds
2.75% 1/19/27	500,000	474,872
4.50% 7/3/29	250,000	249,263
		3,668,712
Sweden—0.05%
Svensk Exportkredit AB
0.50% 8/26/25	500,000	473,893
4.00% 7/15/25	200,000	197,524
4.13% 6/14/28	250,000	245,585
4.25% 2/1/29	200,000	197,319
4.88% 9/14/26	200,000	200,077
		1,314,398
Uruguay—0.05%
Uruguay Government International Bonds
4.38% 10/27/27	300,000	296,464
5.10% 6/18/50	600,000	564,121
LVIP SSGA Bond Index Fund-63

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Uruguay (continued)
Uruguay Government International Bonds (continued)
7.63% 3/21/36	250,000	$295,117
		1,155,702
Total Sovereign Bonds (Cost $41,078,661)		36,801,162
SUPRANATIONAL BANKS–1.39%
African Development Bank
0.88% 7/22/26	250,000	231,041
3.38% 7/7/25	350,000	343,726
4.13% 2/25/27	250,000	246,524
4.38% 11/3/27	205,000	203,399
4.38% 3/14/28	200,000	198,459
Asian Development Bank
0.38% 9/3/25	750,000	709,886
0.50% 2/4/26	500,000	466,328
0.75% 10/8/30	250,000	199,793
1.00% 4/14/26	300,000	280,217
1.75% 8/14/26	100,000	93,976
1.88% 3/15/29	500,000	445,471
1.88% 1/24/30	200,000	174,664
2.38% 8/10/27	250,000	233,983
3.13% 4/27/32	600,000	547,128
3.75% 4/25/28	175,000	170,135
4.00% 1/12/33	170,000	163,965
4.13% 1/12/27	285,000	281,252
4.13% 1/12/34	400,000	388,850
4.25% 1/9/26	100,000	98,960
4.50% 8/25/28	268,000	267,895
4.88% 5/21/26	1,239,000	1,239,357
Asian Infrastructure Investment Bank
3.75% 9/14/27	400,000	389,478
4.00% 1/18/28	750,000	735,217
4.13% 1/18/29	205,000	202,274
Australia & New Zealand Banking Group Ltd.
4.75% 1/18/27	250,000	248,721
5.67% 10/3/25	400,000	402,067
Commonwealth Bank of Australia 5.50% 9/12/25	350,000	351,229
Cooperatieve Rabobank UA
4.80% 1/9/29	250,000	248,083
5.50% 7/18/25	250,000	250,340
5.50% 10/5/26	250,000	251,565
Corp. Andina de Fomento
1.63% 9/23/25	500,000	476,129
6.00% 4/26/27	220,000	224,649
Council of Europe Development Bank
3.75% 5/25/26	250,000	244,924
4.63% 6/11/27	130,000	129,553
European Bank for Reconstruction & Development 4.38% 3/9/28	200,000	198,769
European Investment Bank
0.38% 12/15/25	400,000	374,429
0.38% 3/26/26	340,000	314,815
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
European Investment Bank (continued)
0.75% 10/26/26	222,000	$202,936
1.25% 2/14/31	1,175,000	962,633
1.38% 3/15/27	550,000	504,615
1.63% 10/9/29	550,000	477,742
1.75% 3/15/29	187,000	165,621
2.75% 8/15/25	273,000	266,065
3.25% 11/15/27	700,000	671,334
3.63% 7/15/30	160,000	153,095
3.75% 2/14/33	815,000	774,199
3.88% 3/15/28	200,000	195,467
4.00% 2/15/29	340,000	333,381
4.13% 2/13/34	536,000	521,022
4.38% 3/19/27	700,000	695,074
4.50% 10/16/28	250,000	250,122
4.75% 6/15/29	417,000	422,323
Inter-American Development Bank
0.63% 9/16/27	500,000	441,046
1.13% 7/20/28	200,000	175,138
1.13% 1/13/31	250,000	202,696
2.00% 6/2/26	250,000	236,902
2.00% 7/23/26	100,000	94,595
2.25% 6/18/29	350,000	315,829
3.20% 8/7/42	100,000	80,027
3.50% 9/14/29	400,000	382,072
3.50% 4/12/33	250,000	232,205
3.88% 10/28/41	100,000	88,233
4.00% 1/12/28	200,000	196,282
4.13% 2/15/29	1,280,000	1,262,050
4.38% 2/1/27	500,000	496,412
4.38% 1/24/44	56,000	52,041
4.50% 5/15/26	625,000	620,846
4.50% 9/13/33	200,000	199,763
Inter-American Investment Corp. 4.13% 2/15/28	200,000	195,789
International Bank for Reconstruction & Development
0.38% 7/28/25	500,000	475,473
0.50% 10/28/25	280,000	263,921
0.75% 11/24/27	325,000	286,193
0.88% 5/14/30	500,000	408,079
1.13% 9/13/28	1,000,000	872,214
1.25% 2/10/31	1,000,000	816,189
1.63% 11/3/31	381,000	314,060
1.75% 10/23/29	250,000	218,158
2.50% 11/22/27	350,000	327,385
3.13% 11/20/25	450,000	438,742
3.13% 6/15/27	1,000,000	959,398
3.50% 7/12/28	200,000	192,708
3.88% 2/14/30	205,000	199,049
4.00% 7/25/30	450,000	439,173
4.00% 1/10/31	1,000,000	973,594
4.50% 4/10/31	318,000	318,690
4.63% 8/1/28	280,000	281,258
4.75% 4/10/26	245,000	244,566
4.75% 2/15/35	50,000	50,642
LVIP SSGA Bond Index Fund-64

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
International Finance Corp.
0.38% 7/16/25	145,000	$138,006
0.75% 8/27/30	500,000	401,233
3.63% 9/15/25	267,000	262,477
4.25% 7/2/29	280,000	280,011
4.50% 7/13/28	155,000	155,059
National Australia Bank Ltd.
4.79% 1/10/29	250,000	248,533
4.90% 6/13/28	250,000	249,482
5.09% 6/11/27	250,000	250,364
Nordic Investment Bank
0.38% 9/11/25	250,000	236,439
0.50% 1/21/26	250,000	233,472
3.38% 9/8/27	250,000	240,670
4.38% 3/14/28	200,000	198,406
Royalty Pharma PLC 5.40% 9/2/34	250,000	243,288
Total Supranational Banks (Cost $37,002,508)		35,111,738
U.S. TREASURY OBLIGATIONS–42.57%
U.S. Treasury Bonds
1.13% 5/15/40	3,000,000	1,846,055
1.13% 8/15/40	4,500,000	2,740,078
1.38% 11/15/40	1,000,000	630,977
1.38% 8/15/50	5,000,000	2,558,789
1.63% 11/15/50	8,750,000	4,790,625
1.88% 2/15/41	3,000,000	2,052,773
1.88% 2/15/51	5,000,000	2,919,922
1.88% 11/15/51	7,500,000	4,353,516
2.00% 2/15/50	1,500,000	910,957
2.00% 8/15/51	7,000,000	4,204,922
2.25% 2/15/52	7,000,000	4,459,219
2.38% 11/15/49	2,500,000	1,659,961
2.38% 5/15/51	3,500,000	2,305,078
2.50% 2/15/45	10,400,000	7,418,531
2.50% 2/15/46	6,350,000	4,474,270
2.50% 5/15/46	7,200,000	5,059,688
2.75% 8/15/42	2,600,000	1,999,766
2.75% 11/15/42	3,500,000	2,682,285
2.75% 8/15/47	4,200,000	3,059,438
2.75% 11/15/47	6,500,000	4,725,703
2.88% 5/15/43	6,000,000	4,659,375
2.88% 8/15/45	1,200,000	911,391
2.88% 5/15/49	3,000,000	2,216,016
2.88% 5/15/52	2,000,000	1,465,859
3.00% 5/15/42	2,850,000	2,287,793
3.00% 11/15/45	8,100,000	6,271,805
3.00% 2/15/47	7,700,000	5,901,328
3.00% 5/15/47	5,700,000	4,360,055
3.00% 2/15/48	5,000,000	3,804,492
3.00% 8/15/48	11,000,000	8,345,820
3.00% 2/15/49	9,500,000	7,195,879
3.00% 8/15/52	2,500,000	1,880,762
3.13% 8/15/44	19,500,000	15,584,004
3.13% 5/15/48	4,000,000	3,110,625
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
3.25% 5/15/42	5,000,000	$4,157,813
3.38% 11/15/48	2,000,000	1,624,297
3.63% 2/15/53	5,000,000	4,253,516
3.63% 5/15/53	6,500,000	5,531,348
3.75% 8/15/41	3,850,000	3,476,881
3.88% 8/15/40	3,750,000	3,477,686
3.88% 5/15/43	7,000,000	6,315,859
4.00% 11/15/52	5,500,000	5,010,586
4.13% 8/15/53	7,500,000	6,984,082
4.25% 2/15/54	10,600,000	10,093,187
4.38% 5/15/41	2,750,000	2,696,826
4.38% 8/15/43	1,500,000	1,447,852
4.63% 5/15/44	2,000,000	2,000,625
4.63% 5/15/54	4,000,000	4,055,625
4.75% 11/15/43	2,500,000	2,533,203
4.75% 11/15/53	4,700,000	4,858,625
5.25% 11/15/28	500,000	517,305
5.38% 2/15/31	500,000	531,758
5.50% 8/15/28	500,000	522,129
6.00% 2/15/26	750,000	764,648
6.13% 11/15/27	800,000	841,813
6.13% 8/15/29	300,000	324,234
6.63% 2/15/27	750,000	791,104
6.75% 8/15/26	500,000	522,402
6.88% 8/15/25	1,000,000	1,023,125
U.S. Treasury Notes
0.25% 10/31/25	20,000,000	18,796,094
0.38% 12/31/25	2,500,000	2,337,988
0.38% 7/31/27	45,000,000	39,691,406
0.50% 5/31/27	5,000,000	4,455,273
0.50% 6/30/27	12,000,000	10,662,656
0.50% 8/31/27	15,500,000	13,685,410
0.63% 12/31/27	10,000,000	8,763,281
0.63% 5/15/30	3,750,000	3,031,201
0.63% 8/15/30	5,000,000	4,007,031
0.75% 1/31/28	35,000,000	30,731,641
0.88% 9/30/26	10,000,000	9,203,516
0.88% 11/15/30	11,000,000	8,897,539
1.13% 2/29/28	12,000,000	10,660,781
1.25% 6/30/28	5,000,000	4,423,438
1.25% 8/15/31	12,000,000	9,738,750
1.38% 10/31/28	8,000,000	7,054,375
1.38% 12/31/28	10,000,000	8,781,641
1.38% 11/15/31	10,500,000	8,541,094
1.50% 8/15/26	11,000,000	10,293,594
1.50% 1/31/27	8,000,000	7,403,750
1.50% 2/15/30	6,000,000	5,149,687
1.63% 2/15/26	11,000,000	10,448,711
1.63% 5/15/26	6,500,000	6,136,914
1.63% 11/30/26	6,000,000	5,591,250
1.63% 8/15/29	8,000,000	7,010,312
1.63% 5/15/31	16,000,000	13,428,750
1.75% 11/15/29	5,000,000	4,391,602
1.88% 7/31/26	8,000,000	7,554,375
LVIP SSGA Bond Index Fund-65

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.88% 2/15/32	10,000,000	$8,394,531
2.00% 11/15/26	3,000,000	2,823,047
2.13% 5/31/26	10,000,000	9,522,656
2.25% 3/31/26	5,000,000	4,787,500
2.25% 2/15/27	16,000,000	15,084,375
2.25% 8/15/27	9,000,000	8,409,023
2.25% 11/15/27	11,500,000	10,697,695
2.38% 5/15/27	9,500,000	8,947,070
2.38% 5/15/29	11,000,000	10,045,234
2.63% 12/31/25	2,000,000	1,934,844
2.63% 2/15/29	9,000,000	8,343,281
2.63% 7/31/29	5,000,000	4,607,227
2.75% 2/15/28	12,000,000	11,314,219
2.75% 8/15/32	12,000,000	10,678,594
2.88% 11/30/25	7,000,000	6,805,312
2.88% 5/15/28	4,000,000	3,778,906
2.88% 8/15/28	13,000,000	12,248,437
2.88% 5/15/32	12,000,000	10,811,719
3.13% 8/15/25	10,000,000	9,790,234
3.38% 5/15/33	10,000,000	9,267,578
3.50% 1/31/28	6,000,000	5,810,859
3.50% 1/31/30	10,000,000	9,576,562
3.50% 2/15/33	10,000,000	9,372,656
3.63% 5/15/26	10,000,000	9,796,094
3.63% 3/31/28	8,000,000	7,775,000
3.63% 5/31/28	8,000,000	7,772,188
3.75% 6/30/30	7,500,000	7,259,766
3.75% 12/31/30	5,000,000	4,830,078
3.88% 1/15/26	15,000,000	14,774,414
3.88% 12/31/27	3,500,000	3,432,871
3.88% 9/30/29	9,000,000	8,794,336
3.88% 8/15/33	10,500,000	10,101,328
4.00% 2/15/26	4,000,000	3,945,938
4.00% 6/30/28	10,000,000	9,848,047
4.00% 7/31/30	9,000,000	8,828,437
4.00% 1/31/31	7,400,000	7,251,133
4.00% 2/15/34	27,200,000	26,401,000
4.13% 6/15/26	8,500,000	8,402,383
4.13% 2/15/27	18,000,000	17,793,281
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
4.13% 7/31/28	6,000,000	$5,936,484
4.13% 8/31/30	3,500,000	3,455,430
4.13% 3/31/31	20,000,000	19,736,719
4.13% 11/15/32	13,000,000	12,781,133
4.25% 10/15/25	12,000,000	11,887,500
4.25% 6/30/29	17,200,000	17,126,766
4.25% 2/28/31	6,134,500	6,098,316
4.38% 8/15/26	8,000,000	7,947,500
4.38% 11/30/28	9,000,000	8,998,594
4.38% 11/30/30	5,000,000	5,004,102
4.50% 11/15/25	8,500,000	8,448,535
4.50% 3/31/26	2,502,600	2,489,500
4.50% 7/15/26	4,976,300	4,954,917
4.50% 4/15/27	20,000,000	19,970,312
4.50% 5/31/29	1,000,000	1,006,875
4.50% 11/15/33	9,000,000	9,082,969
4.63% 3/15/26	10,000,000	9,965,234
4.63% 6/30/26	5,000,000	4,990,234
4.63% 9/30/30	9,000,000	9,126,562
4.63% 4/30/31	10,000,000	10,160,937
4.75% 7/31/25	6,000,000	5,978,672
4.88% 11/30/25	25,000,000	24,971,680
4.88% 5/31/26	13,000,000	13,026,406
4.88% 10/31/30	10,000,000	10,282,422
5.00% 8/31/25	3,500,000	3,497,266
Total U.S. Treasury Obligations (Cost $1,182,076,967)		1,075,059,264

	Number of Shares
MONEY MARKET FUND–2.53%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	63,771,275	63,771,275
Total Money Market Fund (Cost $63,771,275)		63,771,275

TOTAL INVESTMENTS–101.54% (Cost $2,844,120,432)	2,563,937,439

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.54%)	(38,817,638)
NET ASSETS APPLICABLE TO 254,305,151 SHARES OUTSTANDING–100.00%	$2,525,119,801
NET ASSET VALUE PER SHARE–LVIP SSGA BOND INDEX FUND STANDARD CLASS ($1,683,306,363 / 169,481,748 Shares)	$9.932
NET ASSET VALUE PER SHARE–LVIP SSGA BOND INDEX FUND SERVICE CLASS ($841,813,438 / 84,823,403 Shares)	$9.924
LVIP SSGA Bond Index Fund-66

LVIP SSGA Bond Index Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$2,833,711,707
Distributable earnings/(accumulated loss)	(308,591,906)
TOTAL NET ASSETS	$2,525,119,801

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2024. Rate will reset at a future date.
^Zero coupon security.
ΔSecurities have been classified by country of origin.

★Includes $60,434,932 payable for securities purchased, $681,255 payable for fund shares redeemed, $282,169 other accrued expenses payable, $813,080 due to manager and affiliates, $27,765 payable for audit fee and $99,989 payable for fund accounting fee as of June 30,
2024.

Summary of Abbreviations:
GM–Insured by Assured Guaranty Municipal Corporation
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
NATL–Insured by the National Public Finance Guarantee Corporation
REIT–Real Estate Investment Trust
REMIC–Real Estate Mortgage Investment Conduits
S&P–Standard & Poor’s
S.F.–Single Family
TBA–To be announced
TD–Toronto Dominion
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Bond Index Fund-67

LVIP SSGA Bond Index Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Interest	$43,525,193
Foreign taxes withheld	(1,688)
43,523,505
EXPENSES:
Management fees	4,930,826
Distribution fees-Service Class	1,029,424
Shareholder servicing fees	357,485
Accounting and administration expenses	220,840
Index fees	152,380
Pricing fees	149,424
Professional fees	58,561
Custodian fees	45,561
Trustees’ fees and expenses	39,923
Reports and statements to shareholders	20,401
Consulting fees	1,982
Other	27,108
7,033,915
Less:
Management fees waived	(1,471,063)
Total operating expenses	5,562,852
NET INVESTMENT INCOME	37,960,653
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(8,493,499)
Net change in unrealized appreciation (depreciation) of investments	(48,847,836)
NET REALIZED AND UNREALIZED LOSS	(57,341,335)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(19,380,682)
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Bond Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$37,960,653	$65,344,887
Net realized loss	(8,493,499)	(28,596,136)
Net change in unrealized appreciation (depreciation)	(48,847,836)	86,587,563
Net increase (decrease) in net assets resulting from operations	(19,380,682)	123,336,314
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(44,869,338)
Service Class	—	(20,675,239)
	—	(65,544,577)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	145,671,237	293,699,039
Service Class	60,313,957	83,846,712
Reinvestment of dividends and distributions:
Standard Class	—	44,869,338
Service Class	—	20,675,239
	205,985,194	443,090,328
Cost of shares redeemed:
Standard Class	(111,123,827)	(290,501,786)
Service Class	(41,696,720)	(105,759,683)
	(152,820,547)	(396,261,469)
Increase in net assets derived from capital share transactions	53,164,647	46,828,859
NET INCREASE IN NET ASSETS	33,783,965	104,620,596
NET ASSETS:
Beginning of period	2,491,335,836	2,386,715,240
End of period	$2,525,119,801	$2,491,335,836
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Bond Index Fund-68

LVIP SSGA Bond Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Bond Index Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$10.006	$9.772	$11.546	$12.057	$11.460	$10.881
Income (loss) from investment operations:
Net investment income[2]	0.155	0.276	0.223	0.189	0.237	0.284
Net realized and unrealized gain (loss)	(0.229)	0.238	(1.770)	(0.427)	0.620	0.612
Total from investment operations	(0.074)	0.514	(1.547)	(0.238)	0.857	0.896
Less dividends and distributions from:
Net investment income	—	(0.280)	(0.227)	(0.228)	(0.260)	(0.317)
Net realized gain	—	—	—	(0.045)	—	—
Total dividends and distributions	—	(0.280)	(0.227)	(0.273)	(0.260)	(0.317)
Net asset value, end of period	$9.932	$10.006	$9.772	$11.546	$12.057	$11.460
Total return[3]	(0.74% )	5.30%	(13.44% )	(1.98% )	7.49%	8.24%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,683,306	$1,661,113	$1,574,338	$2,033,169	$2,172,627	$1,961,969
Ratio of expenses to average net assets	0.37%	0.37%	0.37%	0.36%	0.35%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.49%	0.49%	0.49%	0.49%	0.47%	0.47%
Ratio of net investment income to average net assets	3.16%	2.79%	2.13%	1.60%	1.97%	2.48%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.04%	2.67%	2.01%	1.47%	1.85%	2.36%
Portfolio turnover	20%	47%	49%	95%	92%	43%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Bond Index Fund-69

LVIP SSGA Bond Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Bond Index Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$10.011	$9.777	$11.550	$12.061	$11.464	$10.885
Income (loss) from investment operations:
Net investment income[2]	0.143	0.251	0.197	0.159	0.207	0.256
Net realized and unrealized gain (loss)	(0.230)	0.238	(1.770)	(0.427)	0.621	0.611
Total from investment operations	(0.087)	0.489	(1.573)	(0.268)	0.828	0.867
Less dividends and distributions from:
Net investment income	—	(0.255)	(0.200)	(0.198)	(0.231)	(0.288)
Net realized gain	—	—	—	(0.045)	—	—
Total dividends and distributions	—	(0.255)	(0.200)	(0.243)	(0.231)	(0.288)
Net asset value, end of period	$9.924	$10.011	$9.777	$11.550	$12.061	$11.464
Total return[3]	(0.87% )	5.03%	(13.66% )	(2.22% )	7.23%	7.97%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$841,813	$830,223	$812,378	$1,033,836	$1,032,877	$952,426
Ratio of expenses to average net assets	0.62%	0.62%	0.62%	0.61%	0.60%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.74%	0.74%	0.74%	0.74%	0.72%	0.72%
Ratio of net investment income to average net assets	2.91%	2.54%	1.88%	1.35%	1.72%	2.23%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.79%	2.42%	1.76%	1.22%	1.60%	2.11%
Portfolio turnover	20%	47%	49%	95%	92%	43%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Bond Index Fund-70

LVIP SSGA Bond Index Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Bond Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Bond Index.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
LVIP SSGA Bond Index Fund-71

LVIP SSGA Bond Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.40% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.08% of the first $500 million of the Fund's average daily net assets; 0.122% of the next $1.5 billion; 0.152% of the next $500 million; 0.157% of the next $2.5 billion; and 0.162% of the Fund’s average daily net assets in excess of $5 billion.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$104,757
Legal	15,940
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $8,046 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$580,165
Distribution fees payable to LFD	172,823
Shareholder servicing fees payable to Lincoln Life	60,092
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP SSGA Bond Index Fund-72

LVIP SSGA Bond Index Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$74,644,644
Purchases of U.S. government securities	512,631,330
Sales other than U.S. government securities	69,798,656
Sales of U.S. government securities	432,839,413
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$2,844,120,432
Aggregate unrealized appreciation of investments	$5,394,353
Aggregate unrealized depreciation of investments	(285,577,346)
Net unrealized depreciation of investments	$(280,182,993)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Bond Index Fund-73

LVIP SSGA Bond Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Commercial Mortgage-Backed Securities	$—	$20,101,855	$—	$20,101,855
Agency Mortgage-Backed Securities	—	644,176,903	—	644,176,903
Agency Obligations	—	21,925,591	—	21,925,591
Corporate Bonds	—	622,822,878	—	622,822,878
Municipal Bonds	—	13,253,332	—	13,253,332
Non-Agency Asset-Backed Securities	—	9,396,812	—	9,396,812
Non-Agency Collateralized Mortgage Obligation	—	142,255	—	142,255
Non-Agency Commercial Mortgage-Backed Securities	—	16,333,643	—	16,333,643
Regional Bonds	—	5,040,731	—	5,040,731
Sovereign Bonds	—	36,801,162	—	36,801,162
Supranational Banks	—	35,111,738	—	35,111,738
U.S. Treasury Obligations	—	1,075,059,264	—	1,075,059,264
Money Market Fund	63,771,275	—	—	63,771,275
Total Investments	$63,771,275	$2,500,166,164	$—	$2,563,937,439
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	14,747,759	29,745,337
Service Class	6,116,964	8,459,098
Shares reinvested:
Standard Class	—	4,539,253
Service Class	—	2,090,875
	20,864,723	44,834,563
Shares redeemed:
Standard Class	(11,271,739)	(29,378,434)
Service Class	(4,224,806)	(10,708,140)
	(15,496,545)	(40,086,574)
Net increase	5,368,178	4,747,989
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $75,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
LVIP SSGA Bond Index Fund-74

LVIP SSGA Bond Index Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Bond Index Fund-75

LVIP SSGA Emerging Markets Equity Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP SSGA Emerging Markets Equity Index Fund

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–96.55%
Australia–0.01%
†MMG Ltd.	44,000	$16,791
		16,791
Brazil–3.00%
Ambev SA	185,700	379,366
†Atacadao SA	27,900	45,218
B3 SA - Brasil Bolsa Balcao	235,900	431,702
Banco Bradesco SA	58,684	117,576
Banco BTG Pactual SA	49,572	273,218
Banco do Brasil SA	72,300	344,421
BB Seguridade Participacoes SA	27,300	161,062
†BRF SA	12,700	51,435
Caixa Seguridade Participacoes SA	19,500	49,918
CCR SA	42,300	87,852
Centrais Eletricas Brasileiras SA	50,985	327,247
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	14,400	193,224
Cia Siderurgica Nacional SA	27,500	63,362
Cosan SA	50,700	122,802
CPFL Energia SA	10,100	59,244
Energisa SA	9,966	81,527
†Eneva SA	19,300	44,020
Engie Brasil Energia SA	8,425	66,992
†Equatorial Energia SA	44,367	243,314
†Hapvida Participacoes e Investimentos SA	204,491	139,373
Hypera SA	15,900	82,058
†JBS SA	32,600	188,598
Klabin SA	34,870	133,676
Localiza Rent a Car SA	38,294	287,097
Lojas Renner SA	40,343	90,427
†Magazine Luiza SA	14,168	30,541
Natura & Co. Holding SA	36,696	102,077
Petroleo Brasileiro SA	153,200	1,104,994
PRIO SA	33,800	265,135
Raia Drogasil SA	54,156	249,365
Rede D'Or Sao Luiz SA	23,600	115,169
Rumo SA	54,518	201,391
†Sendas Distribuidora SA	56,700	104,675
Suzano SA	32,130	327,962
Telefonica Brasil SA	17,300	141,152
TIM SA	35,500	101,164
TOTVS SA	23,114	125,905
Ultrapar Participacoes SA	30,200	116,908
Vale SA	140,692	1,568,726
Vibra Energia SA	41,300	154,558
WEG SA	70,100	528,437
		9,302,888
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Chile–0.37%
Banco de Chile	1,909,646	$213,094
Banco de Credito e Inversiones SA	3,175	89,341
Banco Santander Chile	2,764,110	129,827
Cencosud SA	53,423	100,766
Cia Sud Americana de Vapores SA	630,388	40,032
Empresas CMPC SA	47,045	88,486
Empresas COPEC SA	16,219	124,954
Enel Americas SA	889,830	82,832
Enel Chile SA	1,154,071	65,120
†Falabella SA	36,704	113,148
Latam Airlines Group SA	7,589,561	103,554
		1,151,154
China–21.77%
360 Security Technology, Inc. Class A	10,200	10,781
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	2,800	5,029
AAC Technologies Holdings, Inc.	30,000	117,940
Accelink Technologies Co. Ltd. Class A	1,600	8,229
Advanced Micro-Fabrication Equipment, Inc. China Class A	1,031	20,044
AECC Aero-Engine Control Co. Ltd. Class A	3,000	8,286
AECC Aviation Power Co. Ltd. Class A	4,101	20,629
Agricultural Bank of China Ltd. Class A	122,800	73,686
Agricultural Bank of China Ltd. Class H	1,156,000	494,431
Aier Eye Hospital Group Co. Ltd. Class A	14,558	20,677
AIMA Technology Group Co. Ltd. Class A	1,000	3,761
†Air China Ltd. Class A	14,900	15,134
†Akeso, Inc.	21,000	101,517
Alibaba Group Holding Ltd.	641,700	5,793,259
Aluminum Corp. of China Ltd. Class A	18,100	19,007
Aluminum Corp. of China Ltd. Class H	166,000	113,302
Amlogic Shanghai Co. Ltd. Class A	871	7,111
Angel Yeast Co. Ltd. Class A	1,800	6,919
Anhui Conch Cement Co. Ltd. Class A	6,500	21,103
LVIP SSGA Emerging Markets Equity Index Fund-1

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Anhui Conch Cement Co. Ltd. Class H	51,500	$122,665
Anhui Gujing Distillery Co. Ltd. Class A	600	17,429
Anhui Gujing Distillery Co. Ltd. Class B	4,500	66,949
†Anhui Jianghuai Automobile Group Corp. Ltd. Class A	3,600	7,848
†Anhui Kouzi Distillery Co. Ltd. Class A	1,300	7,012
Anhui Yingjia Distillery Co. Ltd. Class A	900	7,122
Anjoy Foods Group Co. Ltd. Class A	600	6,136
Anker Innovations Technology Co. Ltd. Class A	390	3,822
ANTA Sports Products Ltd.	52,400	503,262
Asymchem Laboratories Tianjin Co. Ltd. Class A	540	4,890
Autobio Diagnostics Co. Ltd. Class A	900	5,706
Autohome, Inc. ADR	2,800	76,860
Avary Holding Shenzhen Co. Ltd. Class A	2,800	15,322
AVIC Industry-Finance Holdings Co. Ltd. Class A	10,700	3,269
AviChina Industry & Technology Co. Ltd. Class H	106,000	47,645
Avicopter PLC Class A	1,300	7,355
†BAIC BluePark New Energy Technology Co. Ltd. Class A	4,400	4,893
†Baidu, Inc. Class A	94,300	1,029,456
Bank of Beijing Co. Ltd. Class A	29,100	23,389
Bank of Changsha Co. Ltd. Class A	4,200	4,728
Bank of Chengdu Co. Ltd. Class A	5,100	10,662
Bank of China Ltd. Class A	52,700	33,508
Bank of China Ltd. Class H	3,272,000	1,613,154
Bank of Communications Co. Ltd. Class A	57,620	59,237
Bank of Hangzhou Co. Ltd. Class A	9,300	16,703
Bank of Jiangsu Co. Ltd. Class A	26,800	27,405
Bank of Nanjing Co. Ltd. Class A	16,600	23,737
Bank of Ningbo Co. Ltd. Class A	9,170	27,840
Bank of Shanghai Co. Ltd. Class A	23,040	23,021
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Bank of Suzhou Co. Ltd. Class A	5,000	$5,161
Baoshan Iron & Steel Co. Ltd. Class A	33,200	30,385
†BeiGene Ltd.	28,700	316,804
Beijing Enlight Media Co. Ltd. Class A	6,400	7,408
Beijing Enterprises Water Group Ltd.	166,000	51,018
Beijing Kingsoft Office Software, Inc. Class A	637	19,944
Beijing New Building Materials PLC Class A	2,500	10,205
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	1,500	2,547
Beijing Roborock Technology Co. Ltd. Class A	110	5,944
Beijing Tongrentang Co. Ltd. Class A	2,100	11,043
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	1,108	10,046
Beijing Yanjing Brewery Co. Ltd. Class A	3,000	3,646
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	59,700	44,121
†Beiqi Foton Motor Co. Ltd. Class A	7,100	2,199
Bethel Automotive Safety Systems Co. Ltd. Class A	840	4,497
†Bilibili, Inc. Class Z	8,680	141,053
†Bloomage Biotechnology Corp. Ltd. Class A	680	5,294
BOC International China Co. Ltd. Class A	6,000	7,498
BOE Technology Group Co. Ltd. Class A	54,600	30,734
BYD Co. Ltd. Class A	2,600	89,547
BYD Co. Ltd. Class H	43,000	1,277,492
BYD Electronic International Co. Ltd.	33,500	167,306
By-health Co. Ltd. Class A	3,900	7,273
C&D International Investment Group Ltd.	28,733	53,426
Caitong Securities Co. Ltd. Class A	4,430	4,030
†Cambricon Technologies Corp. Ltd. Class A	557	15,230
CGN Power Co. Ltd. Class H	442,000	194,707
Changchun High-Tech Industry Group Co. Ltd. Class A	800	10,104
LVIP SSGA Emerging Markets Equity Index Fund-2

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Changjiang Securities Co. Ltd. Class A	6,900	$4,587
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	400	6,168
Chaozhou Three-Circle Group Co. Ltd. Class A	2,700	10,847
China Baoan Group Co. Ltd. Class A	5,600	6,628
†China CITIC Bank Corp. Ltd. Class H	375,000	240,586
†China Coal Energy Co. Ltd. Class H	86,000	100,437
China Communications Services Corp. Ltd. Class H	98,000	52,834
China Construction Bank Corp. Class A	15,600	15,888
China CSSC Holdings Ltd. Class A	6,800	38,099
†China Eastern Airlines Corp. Ltd. Class A	19,600	10,817
†China Energy Engineering Corp. Ltd. Class A	52,400	15,289
China Everbright Bank Co. Ltd. Class A	64,200	28,009
†China Everbright Bank Co. Ltd. Class H	132,000	41,075
China Feihe Ltd.	152,000	70,267
†China Film Co. Ltd. Class A	2,100	3,110
China Galaxy Securities Co. Ltd. Class A	6,800	10,163
China Galaxy Securities Co. Ltd. Class H	149,000	78,039
China Great Wall Securities Co. Ltd. Class A	5,800	5,348
China Greatwall Technology Group Co. Ltd. Class A	4,000	4,817
China Hongqiao Group Ltd.	101,000	152,876
China International Capital Corp. Ltd. Class A	2,500	10,188
China International Capital Corp. Ltd. Class H	64,400	71,665
China Jushi Co. Ltd. Class A	5,046	7,674
China Life Insurance Co. Ltd. Class A	4,500	19,230
China Life Insurance Co. Ltd. Class H	299,000	422,710
†China Literature Ltd.	17,800	57,327
China Longyuan Power Group Corp. Ltd. Class H	129,000	115,965
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Mengniu Dairy Co. Ltd.	132,000	$236,648
China Merchants Bank Co. Ltd. Class A	29,600	139,281
China Merchants Bank Co. Ltd. Class H	162,000	735,416
†China Merchants Energy Shipping Co. Ltd. Class A	12,400	14,420
China Merchants Securities Co. Ltd. Class A	10,200	19,527
†China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	13,100	15,848
†China Minsheng Banking Corp. Ltd. Class A	53,000	27,645
†China National Chemical Engineering Co. Ltd. Class A	7,700	8,732
China National Nuclear Power Co. Ltd. Class A	27,400	40,198
†China National Software & Service Co. Ltd. Class A	1,080	4,447
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	5,800	13,730
China Oilfield Services Ltd. Class H	76,000	72,992
China Overseas Land & Investment Ltd.	161,000	279,156
†China Pacific Insurance Group Co. Ltd. Class A	9,700	37,192
China Pacific Insurance Group Co. Ltd. Class H	110,200	268,971
China Petroleum & Chemical Corp. Class A	46,300	40,272
China Petroleum & Chemical Corp. Class H	1,018,000	659,630
China Power International Development Ltd.	207,000	107,356
China Railway Group Ltd. Class A	30,700	27,548
China Railway Signal & Communication Corp. Ltd. Class A	10,010	8,266
China Rare Earth Resources & Technology Co. Ltd. Class A	2,200	7,675
China Resources Beer Holdings Co. Ltd.	68,000	228,581
China Resources Land Ltd.	132,000	448,787
China Resources Microelectronics Ltd. Class A	2,365	12,186
China Resources Mixc Lifestyle Services Ltd.	29,200	96,660
LVIP SSGA Emerging Markets Equity Index Fund-3

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Resources Pharmaceutical Group Ltd.	66,500	$49,306
China Resources Power Holdings Co. Ltd.	80,000	245,356
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	2,080	12,189
†China Ruyi Holdings Ltd.	244,000	65,616
China Shenhua Energy Co. Ltd. Class A	9,700	59,233
China Shenhua Energy Co. Ltd. Class H	139,000	639,905
†China Southern Airlines Co. Ltd. Class A	18,500	14,996
China State Construction Engineering Corp. Ltd. Class A	61,400	44,871
China Taiping Insurance Holdings Co. Ltd.	62,400	63,766
China Three Gorges Renewables Group Co. Ltd. Class A	42,800	25,682
China Tourism Group Duty Free Corp. Ltd. Class A	2,900	24,941
China Tourism Group Duty Free Corp. Ltd. Class H	4,200	25,736
China Tower Corp. Ltd. Class H	1,862,000	240,826
China United Network Communications Ltd. Class A	47,100	30,466
China Vanke Co. Ltd. Class A	15,400	14,688
China Vanke Co. Ltd. Class H	88,600	52,758
China Yangtze Power Co. Ltd. Class A	34,584	137,650
China Zhenhua Group Science & Technology Co. Ltd. Class A	1,100	6,287
China Zheshang Bank Co. Ltd. Class A	31,480	11,958
Chongqing Brewery Co. Ltd. Class A	1,000	8,354
Chongqing Changan Automobile Co. Ltd. Class A	13,000	24,028
Chongqing Rural Commercial Bank Co. Ltd. Class A	11,600	8,014
†Chongqing Zhifei Biological Products Co. Ltd. Class A	3,600	13,888
CITIC Ltd.	237,000	215,481
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
CITIC Securities Co. Ltd. Class A	17,985	$45,123
CITIC Securities Co. Ltd. Class H	64,275	94,655
CMOC Group Ltd. Class A	24,000	28,076
CMOC Group Ltd. Class H	159,000	145,377
CNGR Advanced Material Co. Ltd. Class A	1,260	5,374
CNPC Capital Co. Ltd. Class A	11,600	8,812
Contemporary Amperex Technology Co. Ltd. Class A	6,240	154,608
COSCO SHIPPING Development Co. Ltd. Class A	21,800	7,741
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	5,100	10,957
COSCO SHIPPING Energy Transportation Co. Ltd. Class H	56,000	72,716
COSCO SHIPPING Holdings Co. Ltd. Class A	18,390	39,204
COSCO SHIPPING Holdings Co. Ltd. Class H	120,650	211,047
COSCO SHIPPING Ports Ltd.	1,946	1,343
=†Country Garden Holdings Co. Ltd.	533,474	33,133
CRRC Corp. Ltd. Class A	36,500	37,725
CRRC Corp. Ltd. Class H	182,000	117,464
CSC Financial Co. Ltd. Class A	5,900	15,623
CSPC Innovation Pharmaceutical Co. Ltd. Class A	1,680	5,833
CSPC Pharmaceutical Group Ltd.	342,240	272,598
Daqin Railway Co. Ltd. Class A	21,600	21,285
DaShenLin Pharmaceutical Group Co. Ltd. Class A	2,520	4,959
Datang International Power Generation Co. Ltd. Class A	21,700	8,989
Dong-E-E-Jiao Co. Ltd. Class A	900	7,754
Dongfang Electric Corp. Ltd. Class A	3,900	9,903
Dongxing Securities Co. Ltd. Class A	3,973	4,352
East Money Information Co. Ltd. Class A	22,444	32,619
Eastroc Beverage Group Co. Ltd. Class A	200	5,939
LVIP SSGA Emerging Markets Equity Index Fund-4

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Ecovacs Robotics Co. Ltd. Class A	1,000	$6,493
ENN Energy Holdings Ltd.	33,300	274,407
ENN Natural Gas Co. Ltd. Class A	3,200	9,160
†Eoptolink Technology, Inc. Ltd. Class A	900	13,074
Eve Energy Co. Ltd. Class A	3,055	16,784
Everbright Securities Co. Ltd. Class A	6,000	12,073
Far East Horizon Ltd.	68,000	44,236
FAW Jiefang Group Co. Ltd. Class A	3,700	3,987
First Capital Securities Co. Ltd. Class A	9,800	6,865
Flat Glass Group Co. Ltd. Class A	1,400	3,873
Flat Glass Group Co. Ltd. Class H	18,000	26,508
Focus Media Information Technology Co. Ltd. Class A	19,700	16,430
Foshan Haitian Flavouring & Food Co. Ltd. Class A	6,492	30,798
Fosun International Ltd.	101,500	54,591
Founder Securities Co. Ltd. Class A	5,000	5,319
Foxconn Industrial Internet Co. Ltd. Class A	18,852	71,090
Fuyao Glass Industry Group Co. Ltd. Class A	2,700	17,799
Fuyao Glass Industry Group Co. Ltd. Class H	25,200	146,346
Ganfeng Lithium Group Co. Ltd. Class A	2,500	9,857
Ganfeng Lithium Group Co. Ltd. Class H	16,600	32,354
†GCL Technology Holdings Ltd.	897,000	133,245
GD Power Development Co. Ltd. Class A	24,300	20,032
GEM Co. Ltd. Class A	6,500	5,698
†Genscript Biotech Corp.	48,000	51,141
GF Securities Co. Ltd. Class A	10,000	16,749
GF Securities Co. Ltd. Class H	43,800	36,289
Giant Biogene Holding Co. Ltd.	11,800	69,282
†GigaDevice Semiconductor, Inc. Class A	952	12,528
Ginlong Technologies Co. Ltd. Class A	750	4,298
GoerTek, Inc. Class A	5,100	13,694
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Goldwind Science & Technology Co. Ltd. Class A	4,200	$3,884
Goneo Group Co. Ltd. Class A	580	6,156
Gotion High-tech Co. Ltd. Class A	3,600	9,488
Great Wall Motor Co. Ltd. Class A	3,300	11,490
Great Wall Motor Co. Ltd. Class H	96,500	148,784
Gree Electric Appliances, Inc. of Zhuhai Class A	3,900	21,051
GRG Banking Equipment Co. Ltd. Class A	3,000	4,319
Guangdong Haid Group Co. Ltd. Class A	2,600	16,836
Guangdong HEC Technology Holding Co. Ltd. Class A	4,800	4,651
Guanghui Energy Co. Ltd. Class A	9,400	8,668
Guangzhou Automobile Group Co. Ltd. Class A	5,000	5,326
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	2,000	8,073
Guangzhou Haige Communications Group, Inc. Co. Class A	5,700	8,127
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	500	1,871
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	1,500	6,096
Guangzhou Tinci Materials Technology Co. Ltd. Class A	2,760	6,670
Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	9,595	6,550
†Guolian Securities Co. Ltd. Class A	5,300	7,032
Guosen Securities Co. Ltd. Class A	7,500	8,970
Guotai Junan Securities Co. Ltd. Class A	10,300	19,208
Guoyuan Securities Co. Ltd. Class A	5,440	4,537
H World Group Ltd. ADR	8,700	289,884
Haidilao International Holding Ltd.	70,000	125,854
Haier Smart Home Co. Ltd. Class A	9,400	36,715
LVIP SSGA Emerging Markets Equity Index Fund-5

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Haier Smart Home Co. Ltd. Class H	102,200	$341,581
†Hainan Airlines Holding Co. Ltd. Class A	41,100	5,770
†Hainan Airport Infrastructure Co. Ltd. Class A	5,400	2,334
Haitian International Holdings Ltd.	26,000	73,914
Haitong Securities Co. Ltd. Class A	16,200	19,085
Haitong Securities Co. Ltd. Class H	119,600	55,595
Hang Zhou Great Star Industrial Co. Ltd. Class A	1,100	3,739
Hangzhou First Applied Material Co. Ltd. Class A	2,835	5,736
Hangzhou Oxygen Plant Group Co. Ltd. Class A	2,200	6,737
Hangzhou Robam Appliances Co. Ltd. Class A	2,100	6,387
†Hangzhou Silan Microelectronics Co. Ltd. Class A	3,100	7,470
Hangzhou Tigermed Consulting Co. Ltd. Class A	800	5,351
Hansoh Pharmaceutical Group Co. Ltd.	50,000	104,494
Haohua Chemical Science & Technology Co. Ltd. Class A	700	2,784
Heilongjiang Agriculture Co. Ltd. Class A	4,200	7,220
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	2,800	7,796
Henan Shuanghui Investment & Development Co. Ltd. Class A	5,700	18,647
Hengan International Group Co. Ltd.	26,000	79,241
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,900	3,261
Hengli Petrochemical Co. Ltd. Class A	10,100	19,391
Hengtong Optic-electric Co. Ltd. Class A	4,600	9,984
Hengyi Petrochemical Co. Ltd. Class A	8,070	7,874
Hesteel Co. Ltd. Class A	11,700	3,124
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Hisense Home Appliances Group Co. Ltd. Class A	200	$887
Hisense Home Appliances Group Co. Ltd. Class H	5,000	16,455
Hisense Visual Technology Co. Ltd. Class A	1,000	3,405
Hithink RoyalFlush Information Network Co. Ltd. Class A	900	12,845
†Horizon Construction Development Ltd.	12,592	2,419
†Hoshine Silicon Industry Co. Ltd. Class A	1,100	7,071
Hua Hong Semiconductor Ltd.	26,000	73,415
Huadian Power International Corp. Ltd. Class A	11,900	11,366
Huadong Medicine Co. Ltd. Class A	2,600	9,951
†Huafon Chemical Co. Ltd. Class A	6,700	6,611
Huagong Tech Co. Ltd. Class A	2,000	8,238
Huaibei Mining Holdings Co. Ltd. Class A	2,800	6,451
Hualan Biological Engineering, Inc. Class A	2,120	4,607
†Huaneng Power International, Inc. Class A	15,100	19,992
†Huaneng Power International, Inc. Class H	180,000	133,461
Huatai Securities Co. Ltd. Class A	10,900	18,587
Huatai Securities Co. Ltd. Class H	56,200	62,108
Huaxia Bank Co. Ltd. Class A	20,400	17,968
Huayu Automotive Systems Co. Ltd. Class A	4,600	10,370
Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	1,300	5,673
Huizhou Desay Sv Automotive Co. Ltd. Class A	800	9,589
Humanwell Healthcare Group Co. Ltd. Class A	2,000	4,726
Hunan Valin Steel Co. Ltd. Class A	9,400	5,731
Hundsun Technologies, Inc. Class A	2,444	5,940
†Hwatsing Technology Co. Ltd. Class A	198	5,166
LVIP SSGA Emerging Markets Equity Index Fund-6

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Hygeia Healthcare Holdings Co. Ltd.	15,200	$54,793
Hygon Information Technology Co. Ltd. Class A	2,852	27,601
IEIT Systems Co. Ltd. Class A	2,060	10,311
Iflytek Co. Ltd. Class A	3,800	22,462
Imeik Technology Development Co. Ltd. Class A	560	13,264
Industrial & Commercial Bank of China Ltd. Class A	90,400	70,916
Industrial & Commercial Bank of China Ltd. Class H	2,685,000	1,595,380
†Industrial Bank Co. Ltd. Class A	29,896	72,497
Industrial Securities Co. Ltd. Class A	14,342	9,988
Ingenic Semiconductor Co. Ltd. Class A	1,000	7,630
†Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	72,600	13,988
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	4,100	11,906
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	10,700	5,434
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	8,900	31,651
Inner Mongolia Yitai Coal Co. Ltd. Class B	44,400	79,742
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	8,300	7,893
†Innovent Biologics, Inc.	51,000	240,337
†iQIYI, Inc. ADR	18,600	68,262
Isoftstone Information Technology Group Co. Ltd. Class A	1,500	7,269
JA Solar Technology Co. Ltd. Class A	4,692	7,232
Jason Furniture Hangzhou Co. Ltd. Class A	1,020	4,533
JCET Group Co. Ltd. Class A	1,900	8,292
†JD Health International, Inc.	46,500	126,536
†JD Logistics, Inc.	82,900	88,961
JD.com, Inc. Class A	95,821	1,267,543
Jiangsu Eastern Shenghong Co. Ltd. Class A	10,300	11,298
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Jiangsu Expressway Co. Ltd. Class H	52,000	$55,469
Jiangsu Hengli Hydraulic Co. Ltd. Class A	2,132	13,667
†Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	9,122	48,284
Jiangsu King's Luck Brewery JSC Ltd. Class A	2,000	12,717
Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	900	2,941
Jiangsu Pacific Quartz Co. Ltd. Class A	750	3,056
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	3,300	4,978
Jiangsu Yanghe Distillery Co. Ltd. Class A	2,300	25,557
Jiangsu Yangnong Chemical Co. Ltd. Class A	910	7,070
Jiangsu Yoke Technology Co. Ltd. Class A	1,000	8,658
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	900	4,657
Jiangsu Zhongtian Technology Co. Ltd. Class A	4,500	9,816
Jiangxi Copper Co. Ltd. Class A	2,900	9,451
Jiangxi Copper Co. Ltd. Class H	46,000	91,776
Jinduicheng Molybdenum Co. Ltd. Class A	2,500	3,582
Jinko Solar Co. Ltd. Class A	12,077	11,801
Jizhong Energy Resources Co. Ltd. Class A	7,400	6,824
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	2,300	3,536
Jointown Pharmaceutical Group Co. Ltd. Class A	6,281	4,218
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	1,731	5,405
Juneyao Airlines Co. Ltd. Class A	1,900	2,874
Kanzhun Ltd. ADR	9,300	174,933
KE Holdings, Inc. ADR	27,400	387,710
†Kingdee International Software Group Co. Ltd.	123,000	115,297
Kingnet Network Co. Ltd. Class A	4,200	5,520
LVIP SSGA Emerging Markets Equity Index Fund-7

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Kingsoft Corp. Ltd.	40,800	$117,817
†Kuaishou Technology	96,000	567,342
†Kuang-Chi Technologies Co. Ltd. Class A	2,200	5,253
Kunlun Energy Co. Ltd.	164,000	170,110
Kunlun Tech Co. Ltd. Class A	1,600	7,099
Kweichow Moutai Co. Ltd. Class A	1,800	363,513
LB Group Co. Ltd. Class A	3,100	7,923
Lenovo Group Ltd.	338,000	476,980
Lens Technology Co. Ltd. Class A	7,500	18,838
Lepu Medical Technology Beijing Co. Ltd. Class A	4,000	8,169
†Li Auto, Inc. Class A	48,000	432,114
Li Ning Co. Ltd.	97,500	211,005
Liaoning Port Co. Ltd. Class A	33,300	5,637
Lingyi iTech Guangdong Co. Class A	9,800	9,603
Livzon Pharmaceutical Group, Inc. Class A	1,400	7,170
Longfor Group Holdings Ltd.	82,756	113,605
†LONGi Green Energy Technology Co. Ltd. Class A	10,572	20,399
†Luxshare Precision Industry Co. Ltd. Class A	10,087	54,572
Luzhou Laojiao Co. Ltd. Class A	2,200	43,446
Mango Excellent Media Co. Ltd. Class A	2,400	6,903
Maxscend Microelectronics Co. Ltd. Class A	752	8,046
Meihua Holdings Group Co. Ltd. Class A	4,200	5,792
†Meituan Class B	208,940	2,972,607
Metallurgical Corp. of China Ltd. Class A	27,400	11,690
MGI Tech Co. Ltd. Class A	504	3,289
Midea Group Co. Ltd. Class A	4,500	39,946
MINISO Group Holding Ltd. ADR	3,965	75,613
Montage Technology Co. Ltd. Class A	1,741	13,696
Muyuan Foods Co. Ltd. Class A	7,850	47,104
NARI Technology Co. Ltd. Class A	11,383	39,102
†National Silicon Industry Group Co. Ltd. Class A	3,770	7,165
NAURA Technology Group Co. Ltd. Class A	700	30,818
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
NetEase, Inc.	79,700	$1,521,731
New China Life Insurance Co. Ltd. Class A	3,300	13,639
New China Life Insurance Co. Ltd. Class H	34,300	65,446
†New Hope Liuhe Co. Ltd. Class A	5,500	6,918
†New Oriental Education & Technology Group, Inc.	61,800	472,460
†Ninestar Corp. Class A	1,900	6,909
Ningbo Deye Technology Co. Ltd. Class A	1,008	10,313
Ningbo Joyson Electronic Corp. Class A	3,000	6,119
Ningbo Orient Wires & Cables Co. Ltd. Class A	1,400	9,405
Ningbo Shanshan Co. Ltd. Class A	4,700	5,252
Ningbo Tuopu Group Co. Ltd. Class A	1,700	12,543
†Ningxia Baofeng Energy Group Co. Ltd. Class A	10,100	24,089
†NIO, Inc. ADR	56,800	236,288
Nongfu Spring Co. Ltd. Class H	84,200	399,486
Offshore Oil Engineering Co. Ltd. Class A	5,900	4,799
Oppein Home Group, Inc. Class A	600	4,423
Orient Securities Co. Ltd. Class A	12,216	12,777
†Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	8,831	3,038
†PDD Holdings, Inc. ADR	24,600	3,270,570
People.cn Co. Ltd. Class A	2,400	6,603
People's Insurance Co. Group of China Ltd. Class A	16,200	11,482
†People's Insurance Co. Group of China Ltd. Class H	363,000	124,579
PetroChina Co. Ltd. Class A	31,600	44,882
PetroChina Co. Ltd. Class H	868,000	878,109
Pharmaron Beijing Co. Ltd. Class A	1,600	4,091
†PICC Property & Casualty Co. Ltd. Class H	290,000	360,223
Ping An Bank Co. Ltd. Class A	27,492	38,404
Ping An Insurance Group Co. of China Ltd. Class A	15,400	87,660
Ping An Insurance Group Co. of China Ltd. Class H	274,500	1,244,364
LVIP SSGA Emerging Markets Equity Index Fund-8

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Piotech, Inc. Class A	566	$9,356
†Poly Developments & Holdings Group Co. Ltd. Class A	16,500	19,893
Pop Mart International Group Ltd.	19,600	96,004
Postal Savings Bank of China Co. Ltd. Class A	40,300	28,120
Power Construction Corp. of China Ltd. Class A	25,600	19,695
Qifu Technology, Inc. ADR	5,000	98,650
†Qinghai Salt Lake Industry Co. Ltd. Class A	8,400	20,173
Rockchip Electronics Co. Ltd. Class A	300	2,443
Rongsheng Petrochemical Co. Ltd. Class A	16,150	21,471
SAIC Motor Corp. Ltd. Class A	12,400	23,653
Sailun Group Co. Ltd. Class A	4,100	7,900
Sanan Optoelectronics Co. Ltd. Class A	7,600	12,259
Sangfor Technologies, Inc. Class A	900	6,259
Sany Heavy Industry Co. Ltd. Class A	11,300	25,660
Satellite Chemical Co. Ltd. Class A	4,978	12,318
†SDIC Capital Co. Ltd. Class A	10,600	8,242
SDIC Power Holdings Co. Ltd. Class A	6,200	15,564
†Seres Group Co. Ltd. Class A	2,400	30,097
SF Holding Co. Ltd. Class A	6,900	33,892
SG Micro Corp. Class A	372	4,238
Shaanxi Coal Industry Co. Ltd. Class A	14,300	50,717
†Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	4,050	5,552
Shandong Gold Mining Co. Ltd. Class A	4,680	17,635
Shandong Gold Mining Co. Ltd. Class H	31,250	62,187
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	3,210	11,769
Shandong Linglong Tyre Co. Ltd. Class A	1,900	4,804
Shandong Nanshan Aluminum Co. Ltd. Class A	11,200	5,873
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shandong Sun Paper Industry JSC Ltd. Class A	3,700	$7,104
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	103,600	49,352
†Shanghai Aiko Solar Energy Co. Ltd. Class A	2,440	3,039
Shanghai Baosight Software Co. Ltd. Class A	3,513	15,438
Shanghai Baosight Software Co. Ltd. Class B	31,570	51,112
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	287	7,289
Shanghai Construction Group Co. Ltd. Class A	20,800	6,155
†Shanghai Electric Group Co. Ltd. Class A	19,500	9,930
Shanghai Electric Power Co. Ltd. Class A	4,300	5,853
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	2,500	7,618
†Shanghai International Airport Co. Ltd. Class A	2,100	9,321
Shanghai International Port Group Co. Ltd. Class A	10,900	8,671
†Shanghai Jinjiang International Hotels Co. Ltd. Class A	2,000	6,325
†Shanghai Lingang Holdings Corp. Ltd. Class A	2,940	3,686
Shanghai M&G Stationery, Inc. Class A	1,200	5,166
Shanghai Moons' Electric Co. Ltd. Class A	800	4,429
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	4,400	11,572
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	31,500	47,357
Shanghai Pudong Development Bank Co. Ltd. Class A	41,600	47,119
Shanghai Putailai New Energy Technology Co. Ltd. Class A	4,292	8,346
Shanghai RAAS Blood Products Co. Ltd. Class A	10,500	11,300
Shanghai Rural Commercial Bank Co. Ltd. Class A	15,600	14,428
Shanghai United Imaging Healthcare Co. Ltd. Class A	993	14,992
LVIP SSGA Emerging Markets Equity Index Fund-9

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	8,600	$6,095
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	2,000	5,087
Shanxi Coal International Energy Group Co. Ltd. Class A	1,900	3,823
†Shanxi Coking Coal Energy Group Co. Ltd. Class A	8,970	12,728
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	4,900	12,226
†Shanxi Meijin Energy Co. Ltd. Class A	9,400	6,158
†Shanxi Taigang Stainless Steel Co. Ltd. Class A	12,800	5,954
†Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,780	51,660
Shede Spirits Co. Ltd. Class A	400	3,120
Shengyi Technology Co. Ltd. Class A	3,300	9,565
Shennan Circuits Co. Ltd. Class A	820	11,937
Shenwan Hongyuan Group Co. Ltd. Class A	30,900	18,329
Shenzhen Capchem Technology Co. Ltd. Class A	1,680	6,603
Shenzhen Energy Group Co. Ltd. Class A	6,000	6,028
Shenzhen Inovance Technology Co. Ltd. Class A	2,150	15,179
Shenzhen Kangtai Biological Products Co. Ltd. Class A	2,460	5,285
Shenzhen Kedali Industry Co. Ltd. Class A	500	5,256
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,700	68,063
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	1,000	9,282
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	1,400	5,131
Shenzhen Transsion Holdings Co. Ltd. Class A	1,663	17,518
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	1,200	$4,226
Shenzhou International Group Holdings Ltd.	34,800	340,689
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,940	4,093
Sichuan Chuantou Energy Co. Ltd. Class A	6,200	15,999
†Sichuan Hebang Biotechnology Co. Ltd. Class A	20,300	4,610
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,900	7,931
†Sichuan Road & Bridge Group Co. Ltd. Class A	10,340	11,228
Sichuan Swellfun Co. Ltd. Class A	1,000	5,179
Sieyuan Electric Co. Ltd. Class A	1,200	11,049
Silergy Corp.	14,000	199,374
Sinoma International Engineering Co. Class A	2,600	4,315
Sinoma Science & Technology Co. Ltd. Class A	3,700	6,569
Sinomine Resource Group Co. Ltd. Class A	1,400	5,164
Sinotruk Hong Kong Ltd.	28,500	74,087
Smoore International Holdings Ltd.	80,000	97,016
Songcheng Performance Development Co. Ltd. Class A	5,720	6,321
SooChow Securities Co. Ltd. Class A	4,780	3,881
Southwest Securities Co. Ltd. Class A	8,100	3,991
†Spring Airlines Co. Ltd. Class A	1,100	8,528
StarPower Semiconductor Ltd. Class A	420	4,977
Sungrow Power Supply Co. Ltd. Class A	3,080	26,294
Sunny Optical Technology Group Co. Ltd.	29,700	183,508
†Sunresin New Materials Co. Ltd. Class A	600	3,448
Sunwoda Electronic Co. Ltd. Class A	3,700	7,725
SUPCON Technology Co. Ltd. Class A	1,090	5,655
LVIP SSGA Emerging Markets Equity Index Fund-10

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	3,800	$10,826
Suzhou Maxwell Technologies Co. Ltd. Class A	480	7,893
Suzhou TFC Optical Communication Co. Ltd. Class A	840	10,222
†TAL Education Group ADR	18,500	197,395
TBEA Co. Ltd. Class A	8,160	15,576
TCL Technology Group Corp. Class A	25,480	15,149
†TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	7,525	8,958
Tencent Holdings Ltd.	272,400	12,990,282
Tencent Music Entertainment Group ADR	30,900	434,145
Thunder Software Technology Co. Ltd. Class A	900	5,647
Tianqi Lithium Corp. Class A	2,400	9,879
Tianshan Aluminum Group Co. Ltd. Class A	9,100	10,157
Tianshui Huatian Technology Co. Ltd. Class A	7,400	8,300
Tingyi Cayman Islands Holding Corp.	84,000	101,221
Tongcheng Travel Holdings Ltd.	52,800	105,072
TongFu Microelectronics Co. Ltd. Class A	3,232	9,959
†Tongkun Group Co. Ltd. Class A	3,100	6,809
Tongling Nonferrous Metals Group Co. Ltd. Class A	16,600	8,247
Tongwei Co. Ltd. Class A	6,200	16,306
Topsports International Holdings Ltd.	82,000	43,578
TravelSky Technology Ltd. Class H	39,000	45,747
Trina Solar Co. Ltd. Class A	3,105	7,230
†Trip.com Group Ltd.	22,600	1,084,122
Tsingtao Brewery Co. Ltd. Class A	1,000	10,015
†Tsingtao Brewery Co. Ltd. Class H	26,000	173,465
Unigroup Guoxin Microelectronics Co. Ltd. Class A	919	6,653
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Unisplendour Corp. Ltd. Class A	3,980	$12,242
Universal Scientific Industrial Shanghai Co. Ltd. Class A	1,600	3,534
Vipshop Holdings Ltd. ADR	14,600	190,092
Walvax Biotechnology Co. Ltd. Class A	3,400	5,325
†Wanda Film Holding Co. Ltd. Class A	3,500	5,824
Wanhua Chemical Group Co. Ltd. Class A	4,620	51,414
Want Want China Holdings Ltd.	202,000	122,094
Weichai Power Co. Ltd. Class A	9,400	21,009
Weichai Power Co. Ltd. Class H	82,000	156,880
†Weihai Guangwei Composites Co. Ltd. Class A	1,920	6,561
Wens Foodstuffs Group Co. Ltd. Class A	9,220	25,150
Western Mining Co. Ltd. Class A	3,400	8,399
Western Securities Co. Ltd. Class A	6,100	5,197
†Western Superconducting Technologies Co. Ltd. Class A	795	4,193
Will Semiconductor Co. Ltd. Shanghai Class A	1,665	22,770
†Wingtech Technology Co. Ltd. Class A	1,700	6,610
Wuchan Zhongda Group Co. Ltd. Class A	10,800	6,451
Wuhan Guide Infrared Co. Ltd. Class A	9,321	7,556
†Wuliangye Yibin Co. Ltd. Class A	5,600	98,681
WUS Printed Circuit Kunshan Co. Ltd. Class A	3,010	15,120
WuXi AppTec Co. Ltd. Class A	3,532	19,050
WuXi AppTec Co. Ltd. Class H	14,956	55,924
†Wuxi Biologics Cayman, Inc.	161,000	237,921
†XCMG Construction Machinery Co. Ltd. Class A	19,300	18,992
Xiamen C & D, Inc. Class A	3,200	3,933
Xiamen Faratronic Co. Ltd. Class A	500	5,242
Xiamen Tungsten Co. Ltd. Class A	1,800	4,273
LVIP SSGA Emerging Markets Equity Index Fund-11

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Xiaomi Corp. Class B	630,400	$1,330,378
Xinjiang Daqo New Energy Co. Ltd. Class A	2,066	5,798
Xinyi Solar Holdings Ltd.	204,546	102,940
†XPeng, Inc. Class A	48,400	183,149
Yadea Group Holdings Ltd.	52,000	65,724
Yankuang Energy Group Co. Ltd. Class A	6,050	18,926
Yankuang Energy Group Co. Ltd. Class H	124,800	178,353
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	2,100	10,139
Yealink Network Technology Corp. Ltd. Class A	1,690	8,552
Yifeng Pharmacy Chain Co. Ltd. Class A	1,623	5,484
Yihai Kerry Arawana Holdings Co. Ltd. Class A	2,992	11,262
Yintai Gold Co. Ltd. Class A	4,280	9,595
YongXing Special Materials Technology Co. Ltd. Class A	1,170	5,761
†Yonyou Network Technology Co. Ltd. Class A	3,640	5,010
Youngor Fashion Co. Ltd. Class A	4,200	4,116
YTO Express Group Co. Ltd. Class A	4,600	9,908
Yum China Holdings, Inc.	16,100	496,524
Yunda Holding Co. Ltd. Class A	6,330	6,743
Yunnan Aluminium Co. Ltd. Class A	4,500	8,367
Yunnan Baiyao Group Co. Ltd. Class A	2,880	20,274
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	600	3,990
Yunnan Energy New Material Co. Ltd. Class A	1,900	8,276
Yunnan Tin Co. Ltd. Class A	2,000	4,264
Yunnan Yuntianhua Co. Ltd. Class A	2,100	5,613
Yutong Bus Co. Ltd. Class A	2,500	8,877
Zangge Mining Co. Ltd. Class A	2,100	6,957
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	800	22,810
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Zhaojin Mining Industry Co. Ltd. Class H	58,000	$97,297
†Zhejiang Century Huatong Group Co. Ltd. Class A	10,340	4,881
Zhejiang China Commodities City Group Co. Ltd. Class A	8,600	8,782
Zhejiang Chint Electrics Co. Ltd. Class A	2,900	7,607
Zhejiang Dahua Technology Co. Ltd. Class A	4,500	9,575
Zhejiang Dingli Machinery Co. Ltd. Class A	640	5,322
Zhejiang Expressway Co. Ltd. Class H	70,600	47,645
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	3,320	7,790
Zhejiang Huayou Cobalt Co. Ltd. Class A	1,960	5,970
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,400	5,536
Zhejiang Juhua Co. Ltd. Class A	4,100	13,616
†Zhejiang Leapmotor Technology Co. Ltd.	21,600	74,129
Zhejiang NHU Co. Ltd. Class A	4,664	12,324
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	3,000	7,878
Zhejiang Supor Co. Ltd. Class A	700	4,827
Zhejiang Weiming Environment Protection Co. Ltd. Class A	2,200	6,231
Zhejiang Weixing New Building Materials Co. Ltd. Class A	3,600	7,640
†Zhejiang Zheneng Electric Power Co. Ltd. Class A	10,400	10,177
Zheshang Securities Co. Ltd. Class A	3,900	5,754
Zhongji Innolight Co. Ltd. Class A	1,540	29,223
Zhongjin Gold Corp. Ltd. Class A	4,100	8,351
Zhongsheng Group Holdings Ltd.	35,500	51,915
Zhongtai Securities Co. Ltd. Class A	12,500	9,754
Zhuzhou CRRC Times Electric Co. Ltd. Class A	1,228	8,345
†Zhuzhou CRRC Times Electric Co. Ltd. Class H	20,600	81,249
LVIP SSGA Emerging Markets Equity Index Fund-12

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Zijin Mining Group Co. Ltd. Class A	29,400	$71,092
Zijin Mining Group Co. Ltd. Class H	228,000	481,165
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	11,300	11,944
†ZTE Corp. Class A	5,500	21,172
†ZTE Corp. Class H	33,000	73,023
ZTO Express Cayman, Inc. ADR	17,500	363,125
		67,557,143
Colombia–0.05%
Bancolombia SA	10,669	90,734
Interconexion Electrica SA ESP	18,516	81,187
		171,921
Czech Republic–0.13%
CEZ AS	6,784	255,218
Komercni Banka AS	3,182	106,446
Moneta Money Bank AS	10,351	45,225
		406,889
Egypt–0.06%
Commercial International Bank - Egypt (CIB)	92,825	149,587
Eastern Co. SAE	64,569	24,440
Talaat Moustafa Group	24,118	28,567
		202,594
Greece–0.48%
†Alpha Services & Holdings SA	93,021	151,772
†Eurobank Ergasias Services & Holdings SA Class A	109,322	236,615
Hellenic Telecommunications Organization SA	8,069	116,142
Jumbo SA	4,812	138,524
Metlen Energy & Metals SA	4,166	155,531
Motor Oil Hellas Corinth Refineries SA	2,755	69,159
†National Bank of Greece SA	32,687	272,488
OPAP SA	7,753	121,557
†Piraeus Financial Holdings SA	30,441	111,038
†Public Power Corp. SA	8,960	107,856
		1,480,682
Hong Kong–1.75%
†Alibaba Health Information Technology Ltd.	238,000	95,394
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Bank of Communications Co. Ltd. Class H	368,000	$288,875
Beijing Enterprises Holdings Ltd.	21,000	70,457
BOC Aviation Ltd.	8,600	61,672
Bosideng International Holdings Ltd.	160,000	99,782
Brilliance China Automotive Holdings Ltd.	126,000	132,469
China Construction Bank Corp. Class H	3,961,000	2,926,729
China Gas Holdings Ltd.	113,800	102,010
China Merchants Port Holdings Co. Ltd.	51,740	76,990
China Minsheng Banking Corp. Ltd. Class H	276,500	95,601
China National Building Material Co. Ltd. Class H	160,000	57,369
China Railway Group Ltd. Class H	175,000	96,587
China Resources Gas Group Ltd.	38,800	135,891
China State Construction International Holdings Ltd.	86,000	117,397
Chow Tai Fook Jewellery Group Ltd.	85,800	92,842
Geely Automobile Holdings Ltd.	254,000	285,907
Guangdong Investment Ltd.	122,000	71,397
Guangzhou Automobile Group Co. Ltd. Class H	124,000	43,826
Orient Overseas International Ltd.	5,500	89,236
Postal Savings Bank of China Co. Ltd. Class H	331,000	194,131
Sino Biopharmaceutical Ltd.	431,000	147,364
Sinopharm Group Co. Ltd. Class H	56,400	149,864
		5,431,790
Hungary–0.24%
MOL Hungarian Oil & Gas PLC	19,026	148,469
OTP Bank Nyrt	9,214	457,817
Richter Gedeon Nyrt	5,819	151,152
		757,438
India–19.10%
ABB India Ltd.	2,224	226,458
Adani Enterprises Ltd.	7,185	273,756
†Adani Green Energy Ltd.	13,317	285,672
Adani Ports & Special Economic Zone Ltd.	22,211	393,705
LVIP SSGA Emerging Markets Equity Index Fund-13

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
†Adani Power Ltd.	32,411	$279,305
Ambuja Cements Ltd.	24,815	199,457
APL Apollo Tubes Ltd.	7,111	132,631
Apollo Hospitals Enterprise Ltd.	4,232	313,931
Ashok Leyland Ltd.	61,101	177,241
Asian Paints Ltd.	16,029	560,724
Astral Ltd.	5,339	152,434
AU Small Finance Bank Ltd.	7,224	58,221
Aurobindo Pharma Ltd.	10,975	158,938
†Avenue Supermarts Ltd.	6,845	387,182
Axis Bank Ltd.	94,058	1,427,155
Bajaj Auto Ltd.	2,836	323,150
Bajaj Finance Ltd.	11,468	978,577
Bajaj Finserv Ltd.	16,101	306,650
Bajaj Holdings & Investment Ltd.	1,139	116,598
Balkrishna Industries Ltd.	3,234	125,230
Bandhan Bank Ltd.	31,913	77,988
Bank of Baroda	43,021	142,083
Bharat Electronics Ltd.	150,359	551,579
Bharat Forge Ltd.	10,817	216,677
Bharat Heavy Electricals Ltd.	44,047	158,915
†Bharat Petroleum Corp. Ltd.	63,802	232,560
Bharti Airtel Ltd.	93,383	1,617,146
Bosch Ltd.	22	8,992
†Britannia Industries Ltd.	4,556	299,165
Canara Bank	34,033	48,759
CG Power & Industrial Solutions Ltd.	25,452	215,093
Cholamandalam Investment & Finance Co. Ltd.	17,647	301,250
Cipla Ltd.	22,074	391,991
Coal India Ltd.	64,804	367,705
Colgate-Palmolive India Ltd.	5,710	194,686
Container Corp. of India Ltd.	10,406	130,082
Cummins India Ltd.	5,780	274,962
Dabur India Ltd.	21,797	157,019
Divi's Laboratories Ltd.	5,019	276,655
DLF Ltd.	31,094	307,537
Dr Reddy's Laboratories Ltd.	4,780	367,000
Eicher Motors Ltd.	5,757	322,616
GAIL India Ltd.	96,675	254,535
†GMR Airports Infrastructure Ltd.	100,228	116,073
Godrej Consumer Products Ltd.	17,198	283,758
†Godrej Properties Ltd.	5,211	200,466
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Grasim Industries Ltd.	11,076	$354,704
Havells India Ltd.	10,529	230,107
HCL Technologies Ltd.	39,596	693,081
HDFC Asset Management Co. Ltd.	3,902	186,861
HDFC Bank Ltd.	115,775	2,337,784
HDFC Life Insurance Co. Ltd.	40,680	290,291
Hero MotoCorp Ltd.	4,962	332,016
Hindalco Industries Ltd.	55,984	465,630
Hindustan Aeronautics Ltd.	8,253	521,012
†Hindustan Petroleum Corp. Ltd.	35,886	142,920
Hindustan Unilever Ltd.	33,859	1,004,167
ICICI Bank Ltd.	214,077	3,079,679
ICICI Lombard General Insurance Co. Ltd.	9,096	195,206
ICICI Prudential Life Insurance Co. Ltd.	15,067	109,442
†IDFC First Bank Ltd.	144,030	141,910
Indian Hotels Co. Ltd.	35,807	268,400
Indian Oil Corp. Ltd.	118,650	235,671
Indian Railway Catering & Tourism Corp. Ltd.	9,977	118,360
†Indus Towers Ltd.	29,486	132,707
IndusInd Bank Ltd.	12,085	212,244
Info Edge India Ltd.	2,989	243,237
Infosys Ltd.	136,780	2,569,930
†InterGlobe Aviation Ltd.	6,360	322,490
ITC Ltd.	125,128	637,588
Jindal Stainless Ltd.	12,082	119,172
Jindal Steel & Power Ltd.	14,870	186,242
†Jio Financial Services Ltd.	117,616	505,162
JSW Energy Ltd.	13,268	116,868
JSW Steel Ltd.	25,696	287,043
Jubilant Foodworks Ltd.	14,830	100,171
Kotak Mahindra Bank Ltd.	45,013	972,999
Larsen & Toubro Ltd.	27,736	1,180,271
LTIMindtree Ltd.	3,731	240,943
Lupin Ltd.	9,137	177,656
Macrotech Developers Ltd.	10,957	197,564
Mahindra & Mahindra Ltd.	38,404	1,320,232
†Mankind Pharma Ltd.	1,961	50,072
Marico Ltd.	21,707	159,573
Maruti Suzuki India Ltd.	5,824	840,475
Max Healthcare Institute Ltd.	32,695	368,815
Mphasis Ltd.	3,131	92,238
MRF Ltd.	90	139,725
Muthoot Finance Ltd.	5,038	108,499
Nestle India Ltd.	13,878	424,666
NHPC Ltd.	113,889	137,534
NMDC Ltd.	40,745	120,226
NTPC Ltd.	179,607	814,922
LVIP SSGA Emerging Markets Equity Index Fund-14

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Oil & Natural Gas Corp. Ltd.	132,343	$435,179
Page Industries Ltd.	257	120,504
†PB Fintech Ltd.	10,723	179,676
Persistent Systems Ltd.	4,165	211,850
Petronet LNG Ltd.	31,400	124,357
Phoenix Mills Ltd.	3,414	146,910
PI Industries Ltd.	3,108	141,586
Pidilite Industries Ltd.	6,410	242,829
†Polycab India Ltd.	1,889	152,672
Power Finance Corp. Ltd.	62,448	363,286
Power Grid Corp. of India Ltd.	191,394	759,608
Punjab National Bank	90,374	133,587
REC Ltd.	54,958	346,274
Reliance Industries Ltd.	125,423	4,709,031
Samvardhana Motherson International Ltd.	98,714	225,289
SBI Cards & Payment Services Ltd.	11,841	102,893
SBI Life Insurance Co. Ltd.	18,948	339,013
Shree Cement Ltd.	378	126,338
Shriram Finance Ltd.	11,849	413,711
Siemens Ltd.	3,743	345,831
†Solar Industries India Ltd.	994	119,450
Sona Blw Precision Forgings Ltd.	17,530	134,753
SRF Ltd.	6,290	183,754
State Bank of India	73,466	747,941
Sun Pharmaceutical Industries Ltd.	39,501	720,433
Sundaram Finance Ltd.	1,702	95,765
Supreme Industries Ltd.	2,645	188,917
†Suzlon Energy Ltd.	387,463	245,616
†Tata Communications Ltd.	4,733	105,257
Tata Consultancy Services Ltd.	37,252	1,744,115
Tata Consumer Products Ltd.	24,041	316,400
Tata Elxsi Ltd.	1,435	120,486
Tata Motors Ltd.	68,406	811,930
Tata Motors Ltd. Class A	19,046	152,025
†Tata Power Co. Ltd.	60,460	319,457
Tata Steel Ltd.	308,292	643,333
Tech Mahindra Ltd.	22,582	387,350
Thermax Ltd.	1,229	78,865
Titan Co. Ltd.	14,837	605,704
Torrent Pharmaceuticals Ltd.	4,223	141,360
Torrent Power Ltd.	6,066	109,001
Trent Ltd.	7,457	490,040
Tube Investments of India Ltd.	4,468	228,216
TVS Motor Co. Ltd.	9,982	283,087
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
UltraTech Cement Ltd.	4,824	$674,993
Union Bank of India Ltd.	60,871	99,781
United Spirits Ltd.	12,117	185,488
UPL Ltd.	18,856	129,083
Varun Beverages Ltd.	19,125	373,727
Vedanta Ltd.	37,253	202,823
Wipro Ltd.	54,916	339,062
†Yes Bank Ltd.	538,594	153,012
†Zomato Ltd.	265,046	637,477
		59,267,937
Indonesia–1.59%
Adaro Energy Indonesia Tbk. PT	602,400	102,638
†Amman Mineral Internasional PT	271,800	182,583
Aneka Tambang Tbk. PT	372,500	28,435
Astra International Tbk. PT	850,900	231,757
Bank Central Asia Tbk. PT	2,284,400	1,384,591
Bank Mandiri Persero Tbk. PT	1,559,900	585,856
Bank Negara Indonesia Persero Tbk. PT	626,200	178,204
Bank Rakyat Indonesia Persero Tbk. PT	2,807,359	788,632
Barito Pacific Tbk. PT	1,165,377	70,457
Chandra Asri Pacific Tbk. PT	300,800	169,458
Charoen Pokphand Indonesia Tbk. PT	308,700	95,674
†GoTo Gojek Tokopedia Tbk. PT	35,924,500	109,693
Indah Kiat Pulp & Paper Tbk. PT	104,900	57,014
Indofood CBP Sukses Makmur Tbk. PT	96,400	60,636
Indofood Sukses Makmur Tbk. PT	181,600	67,372
Kalbe Farma Tbk. PT	873,600	81,358
†Merdeka Copper Gold Tbk. PT	418,885	60,882
Sumber Alfaria Trijaya Tbk. PT	777,300	130,539
Telkom Indonesia Persero Tbk. PT	2,084,000	398,346
Unilever Indonesia Tbk. PT	330,000	60,861
United Tractors Tbk. PT	62,300	83,606
		4,928,592
Kuwait–0.71%
Boubyan Bank KSCP	61,576	113,599
Gulf Bank KSCP	82,838	76,952
Kuwait Finance House KSCP	393,347	910,288
LVIP SSGA Emerging Markets Equity Index Fund-15

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Kuwait (continued)
Mabanee Co. KPSC	29,107	$78,839
Mobile Telecommunications Co. KSCP	81,584	118,334
National Bank of Kuwait SAKP	325,649	914,959
		2,212,971
Luxembourg–0.05%
Reinet Investments SCA	5,706	144,110
		144,110
Malaysia–1.37%
AMMB Holdings Bhd.	78,800	71,659
Axiata Group Bhd.	113,861	62,995
CELCOMDIGI Bhd.	146,300	114,125
CIMB Group Holdings Bhd.	269,207	388,046
Gamuda Bhd.	81,385	113,516
Genting Bhd.	89,100	88,958
Genting Malaysia Bhd.	122,900	66,432
Hong Leong Bank Bhd.	27,700	112,738
IHH Healthcare Bhd.	92,200	123,129
Inari Amertron Bhd.	117,400	92,078
IOI Corp. Bhd.	105,100	82,431
Kuala Lumpur Kepong Bhd.	20,762	90,838
Malayan Banking Bhd.	223,370	471,598
Malaysia Airports Holdings Bhd.	34,320	72,023
Maxis Bhd.	97,300	72,807
MISC Bhd.	55,200	99,694
MR DIY Group M Bhd.	119,950	49,328
Nestle Malaysia Bhd.	2,900	74,690
Petronas Chemicals Group Bhd.	116,600	155,961
Petronas Dagangan Bhd.	12,700	46,950
Petronas Gas Bhd.	33,200	125,411
PPB Group Bhd.	26,700	80,935
Press Metal Aluminium Holdings Bhd.	156,900	191,573
Public Bank Bhd.	608,200	518,275
QL Resources Bhd.	47,900	66,202
RHB Bank Bhd.	62,588	73,102
SD Guthrie Bhd.	86,687	77,545
Sime Darby Bhd.	114,000	63,313
Telekom Malaysia Bhd.	48,059	68,867
Tenaga Nasional Bhd.	109,500	319,854
YTL Corp. Bhd.	140,100	102,458
YTL Power International Bhd.	104,500	106,771
		4,244,302
Mexico–2.26%
Alfa SAB de CV Class A	130,000	75,747
America Movil SAB de CV	765,700	652,488
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Mexico (continued)
Arca Continental SAB de CV	21,700	$213,382
Banco del Bajio SA	32,400	98,820
Cemex SAB de CV	605,800	387,421
Coca-Cola Femsa SAB de CV	22,100	190,088
Fibra Uno Administracion SA de CV	121,500	149,957
Fomento Economico Mexicano SAB de CV	79,600	854,476
Gruma SAB de CV Class B	7,695	140,950
Grupo Aeroportuario del Centro Norte SAB de CV	12,000	101,831
Grupo Aeroportuario del Pacifico SAB de CV Class B	16,405	257,817
Grupo Aeroportuario del Sureste SAB de CV Class B	7,570	228,217
Grupo Bimbo SAB de CV	55,500	196,002
Grupo Carso SAB de CV	23,717	163,096
Grupo Financiero Banorte SAB de CV Class O	106,800	831,166
†Grupo Financiero Inbursa SAB de CV Class O	77,000	182,620
Grupo Mexico SAB de CV	128,200	691,698
†Industrias Penoles SAB de CV	8,360	108,532
Kimberly-Clark de Mexico SAB de CV Class A	64,800	111,749
Operadora De Sites Mexicanos SAB de CV Class A1	55,200	49,814
Orbia Advance Corp. SAB de CV	41,600	58,029
Prologis Property Mexico SA de CV	31,329	102,130
Promotora y Operadora de Infraestructura SAB de CV	7,945	73,522
Southern Copper Corp.	3,537	381,076
Wal-Mart de Mexico SAB de CV	206,200	704,315
		7,004,943
Netherlands–0.05%
NEPI Rockcastle NV	22,956	165,756
		165,756
Peru–0.18%
Cia de Minas Buenaventura SAA ADR	6,800	115,260
Credicorp Ltd.	2,800	451,724
		566,984
LVIP SSGA Emerging Markets Equity Index Fund-16

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Philippines–0.53%
Ayala Corp.	10,890	$108,140
Ayala Land, Inc.	279,700	136,011
Bank of the Philippine Islands	77,228	156,936
BDO Unibank, Inc.	99,624	217,915
International Container Terminal Services, Inc.	42,700	254,849
JG Summit Holdings, Inc.	108,720	48,323
Jollibee Foods Corp.	18,540	71,491
Manila Electric Co.	11,760	73,439
Metropolitan Bank & Trust Co.	75,184	86,654
PLDT, Inc.	3,135	76,865
SM Investments Corp.	9,010	127,673
SM Prime Holdings, Inc.	424,400	204,926
Universal Robina Corp.	36,020	68,342
		1,631,564
Poland–0.97%
†Allegro.eu SA	23,102	216,349
Bank Polska Kasa Opieki SA	7,726	322,424
Budimex SA	530	91,764
CD Projekt SA	2,714	93,677
†Dino Polska SA	2,059	207,759
KGHM Polska Miedz SA	5,837	218,000
LPP SA	47	199,528
†mBank SA	622	98,422
ORLEN SA	24,311	408,782
†PGE Polska Grupa Energetyczna SA	37,142	66,227
Powszechna Kasa Oszczednosci Bank Polski SA	36,554	571,331
Powszechny Zaklad Ubezpieczen SA	25,423	325,488
Santander Bank Polska SA	1,502	201,926
		3,021,677
Qatar–0.79%
Barwa Real Estate Co.	88,583	66,875
Commercial Bank PSQC	134,767	158,752
Dukhan Bank	76,487	79,344
Industries Qatar QSC	63,525	223,273
Masraf Al Rayan QSC	232,267	149,263
Mesaieed Petrochemical Holding Co.	208,062	94,101
Ooredoo QPSC	33,472	93,769
Qatar Electricity & Water Co. QSC	18,360	79,107
Qatar Fuel QSC	24,765	101,505
Qatar Gas Transport Co. Ltd.	104,413	135,010
Qatar International Islamic Bank QSC	41,207	113,175
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Qatar (continued)
Qatar Islamic Bank QPSC	73,804	$378,843
Qatar National Bank QPSC	190,081	765,452
		2,438,469
Republic of Korea–11.57%
†Alteogen, Inc.	1,574	320,746
Amorepacific Corp.	1,190	144,633
†Celltrion Pharm, Inc.	810	52,254
Celltrion, Inc.	6,284	795,715
CJ CheilJedang Corp.	343	96,060
†CosmoAM&T Co. Ltd.	1,012	106,015
Coway Co. Ltd.	2,315	107,972
DB Insurance Co. Ltd.	1,966	163,536
Doosan Bobcat, Inc.	2,305	85,904
†Doosan Enerbility Co. Ltd.	18,841	275,121
†Ecopro BM Co. Ltd.	2,056	273,337
†Ecopro Co. Ltd.	4,198	274,784
†Ecopro Materials Co. Ltd.	603	39,820
†Enchem Co. Ltd.	439	71,758
GS Holdings Corp.	2,033	69,268
Hana Financial Group, Inc.	12,214	538,605
Hanjin Kal Corp.	1,112	52,187
Hankook Tire & Technology Co. Ltd.	3,175	104,257
Hanmi Pharm Co. Ltd.	291	57,185
Hanmi Semiconductor Co. Ltd.	1,839	230,192
Hanwha Aerospace Co. Ltd.	1,489	269,891
†Hanwha Ocean Co. Ltd.	3,108	68,979
Hanwha Solutions Corp.	4,673	93,698
HD Hyundai Co. Ltd.	1,815	98,233
HD Hyundai Electric Co. Ltd.	806	181,518
†HD Hyundai Heavy Industries Co. Ltd.	942	106,552
†HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,769	204,081
†HLB, Inc.	4,935	209,733
HMM Co. Ltd.	9,421	134,351
HYBE Co. Ltd.	879	129,312
Hyundai Engineering & Construction Co. Ltd.	3,255	75,788
Hyundai Glovis Co. Ltd.	785	124,893
Hyundai Mobis Co. Ltd.	2,543	464,631
Hyundai Motor Co.	5,598	1,199,717
Hyundai Steel Co.	3,596	75,891
Industrial Bank of Korea	11,698	119,147
Kakao Corp.	13,003	383,997
KakaoBank Corp.	6,987	103,041
KB Financial Group, Inc.	15,781	899,970
Kia Corp.	10,759	1,010,635
Korea Aerospace Industries Ltd.	3,062	117,898
LVIP SSGA Emerging Markets Equity Index Fund-17

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Korea Electric Power Corp.	10,773	$153,162
Korea Investment Holdings Co. Ltd.	1,733	88,129
Korea Zinc Co. Ltd.	350	130,948
Korean Air Lines Co. Ltd.	7,713	130,278
†Krafton, Inc.	1,219	249,291
KT Corp.	1,243	33,773
KT&G Corp.	4,219	270,335
†Kum Yang Co. Ltd.	1,499	93,653
Kumho Petrochemical Co. Ltd.	661	70,350
†L&F Co. Ltd.	1,063	104,485
LG Chem Ltd.	2,018	506,516
LG Corp.	3,786	221,687
†LG Display Co. Ltd.	12,570	104,742
LG Electronics, Inc.	4,246	342,086
†LG Energy Solution Ltd.	1,916	454,467
LG H&H Co. Ltd.	342	85,842
LG Innotek Co. Ltd.	594	117,376
LG Uplus Corp.	9,282	66,218
Lotte Chemical Corp.	696	57,996
Meritz Financial Group, Inc.	3,997	229,686
Mirae Asset Securities Co. Ltd.	10,529	55,991
NAVER Corp.	5,379	652,201
NCSoft Corp.	584	76,325
†Netmarble Corp.	1,081	42,172
NH Investment & Securities Co. Ltd.	5,378	49,580
Orion Corp.	981	65,709
Posco DX Co. Ltd.	2,292	63,856
POSCO Future M Co. Ltd.	1,302	244,509
POSCO Holdings, Inc.	2,984	786,917
Posco International Corp.	2,185	103,813
†Samsung Biologics Co. Ltd.	742	391,888
Samsung C&T Corp.	3,512	362,299
†Samsung E&A Co. Ltd.	6,695	117,460
Samsung Electro-Mechanics Co. Ltd.	2,355	270,316
Samsung Electronics Co. Ltd.	196,766	11,650,148
Samsung Fire & Marine Insurance Co. Ltd.	1,295	365,968
†Samsung Heavy Industries Co. Ltd.	27,715	188,257
Samsung Life Insurance Co. Ltd.	3,343	214,933
Samsung SDI Co. Ltd.	2,286	587,900
Samsung SDS Co. Ltd.	1,624	175,201
Shinhan Financial Group Co. Ltd.	17,817	623,239
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
†SK Biopharmaceuticals Co. Ltd.	1,309	$73,700
†SK Bioscience Co. Ltd.	1,065	40,697
SK Hynix, Inc.	22,492	3,864,408
†SK IE Technology Co. Ltd.	1,184	37,933
†SK Innovation Co. Ltd.	2,536	213,897
†SK Square Co. Ltd.	4,088	296,985
SK Telecom Co. Ltd.	2,337	87,436
SK, Inc.	1,452	166,983
†SKC Co. Ltd.	817	100,070
S-Oil Corp.	1,869	90,293
Woori Financial Group, Inc.	24,923	265,978
Yuhan Corp.	2,405	141,347
		35,910,734
Russia–0.00%
=πAlrosa PJSC	238,813	0
=†πGazprom PJSC	958,422	0
=†πGazprom PJSC ADR	40,705	0
=†πGMK Norilskiy Nickel PAO	595,900	0
=πInter RAO UES PJSC	3,556,000	0
=†πLUKOIL PJSC	39,222	0
=†πMobile TeleSystems PJSC ADR	41,500	0
=πMoscow Exchange MICEX-Rates PJSC	149,010	0
=†πNovatek PJSC GDR	8,045	0
=πNovolipetsk Steel PJSC	139,160	0
=†πPhosAgro PJSC	80	0
=†πPhosAgro PJSC GDR	12,445	0
=†πPolyus PJSC	3,172	0
=πRosneft Oil Co. PJSC	109,202	0
=†πSberbank of Russia PJSC	1,018,280	0
=πSeverstal PAO	19,447	0
=πSurgutneftegas PJSC	697,800	0
=πTatneft PJSC	132,700	0
=†πVK IPJSC GDR	12,642	0
=†πVTB Bank PJSC	292,180,000	0
=†πYandex NV Class A	11,636	0
		0
Saudi Arabia–3.95%
ACWA Power Co.	5,805	548,068
†Ades Holding Co.	13,393	71,827
†Advanced Petrochemical Co.	5,461	56,084
Al Rajhi Bank	80,722	1,759,495
Alinma Bank	50,382	420,115
Almarai Co. JSC	10,406	156,822
Arab National Bank	37,809	204,611
Arabian Internet & Communications Services Co.	1,003	78,103
Bank AlBilad	25,738	224,373
LVIP SSGA Emerging Markets Equity Index Fund-18

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Saudi Arabia (continued)
†Bank Al-Jazira	20,991	$92,614
Banque Saudi Fransi	24,810	235,142
Bupa Arabia for Cooperative Insurance Co.	3,467	237,504
Co. for Cooperative Insurance	3,088	118,996
Dallah Healthcare Co.	1,413	59,884
†Dar Al Arkan Real Estate Development Co.	22,080	69,403
Dr Sulaiman Al Habib Medical Services Group Co.	3,679	282,246
Elm Co.	1,009	230,588
Etihad Etisalat Co.	15,848	225,428
Jarir Marketing Co.	24,571	83,063
Mobile Telecommunications Co. Saudi Arabia	18,171	56,764
Mouwasat Medical Services Co.	4,076	131,428
Nahdi Medical Co.	1,702	59,528
Power & Water Utility Co. for Jubail & Yanbu	3,131	50,611
Riyad Bank	61,859	430,060
SABIC Agri-Nutrients Co.	9,807	295,080
Sahara International Petrochemical Co.	15,060	117,217
SAL Saudi Logistics Services	256	20,605
†Saudi Arabian Mining Co.	53,174	610,700
Saudi Arabian Oil Co.	167,695	1,235,779
Saudi Aramco Base Oil Co.	2,155	75,582
Saudi Awwal Bank	41,410	427,532
Saudi Basic Industries Corp.	37,044	725,753
Saudi Electricity Co.	34,708	151,995
Saudi Industrial Investment Group	15,342	85,967
Saudi Investment Bank	25,603	87,643
†Saudi Kayan Petrochemical Co.	30,420	65,728
Saudi National Bank	121,056	1,194,126
†Saudi Research & Media Group	1,506	82,773
Saudi Tadawul Group Holding Co.	1,996	132,696
Saudi Telecom Co.	82,327	822,863
†Savola Group	10,883	135,304
Yanbu National Petrochemical Co.	11,542	112,581
		12,262,681
South Africa–2.73%
Absa Group Ltd.	35,724	311,122
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
South Africa (continued)
Anglo American Platinum Ltd.	2,776	$91,810
Aspen Pharmacare Holdings Ltd.	15,928	204,255
Bid Corp. Ltd.	14,106	329,411
Bidvest Group Ltd.	12,136	189,734
Capitec Bank Holdings Ltd.	3,664	529,449
Clicks Group Ltd.	9,913	187,627
Discovery Ltd.	22,688	167,961
Exxaro Resources Ltd.	10,228	100,066
FirstRand Ltd.	207,784	878,246
Gold Fields Ltd.	37,337	561,109
Harmony Gold Mining Co. Ltd.	23,439	216,499
Impala Platinum Holdings Ltd.	38,156	190,363
Kumba Iron Ore Ltd.	2,668	64,469
MTN Group Ltd.	71,337	333,047
Naspers Ltd. Class N	7,342	1,439,534
Nedbank Group Ltd.	18,457	260,120
Northam Platinum Holdings Ltd.	14,928	104,450
Old Mutual Ltd.	136,157	92,723
OUTsurance Group Ltd.	35,205	89,823
Pepkor Holdings Ltd.	84,273	86,757
Remgro Ltd.	20,918	156,468
Sanlam Ltd.	74,090	329,529
Sasol Ltd.	23,938	181,702
Shoprite Holdings Ltd.	21,134	329,931
Sibanye Stillwater Ltd.	118,698	128,655
Standard Bank Group Ltd.	56,010	648,985
Vodacom Group Ltd.	26,125	140,018
Woolworths Holdings Ltd.	39,359	133,650
		8,477,513
Taiwan–19.40%
Accton Technology Corp.	21,000	359,262
Acer, Inc.	122,000	176,185
Advantech Co. Ltd.	19,951	227,544
Airtac International Group	5,696	173,471
Alchip Technologies Ltd.	3,000	227,024
ASE Technology Holding Co. Ltd.	128,000	664,827
Asia Cement Corp.	97,000	131,111
Asia Vital Components Co. Ltd.	12,000	282,971
Asustek Computer, Inc.	29,000	445,171
AUO Corp.	277,000	151,984
Catcher Technology Co. Ltd.	24,000	171,632
†Cathay Financial Holding Co. Ltd.	392,154	713,194
Chailease Holding Co. Ltd.	59,569	281,856
LVIP SSGA Emerging Markets Equity Index Fund-19

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Chang Hwa Commercial Bank Ltd.	227,366	$129,307
Cheng Shin Rubber Industry Co. Ltd.	73,000	111,273
China Airlines Ltd.	121,000	88,396
†China Development Financial Holding Corp.	672,048	312,807
China Steel Corp.	496,000	353,177
†Chunghwa Telecom Co. Ltd.	156,000	603,486
Compal Electronics, Inc.	176,000	188,253
CTBC Financial Holding Co. Ltd.	727,000	848,202
Delta Electronics, Inc.	81,000	967,511
E Ink Holdings, Inc.	36,000	279,642
E.Sun Financial Holding Co. Ltd.	588,869	518,232
Eclat Textile Co. Ltd.	7,000	114,144
†eMemory Technology, Inc.	3,000	237,659
Eva Airways Corp.	113,000	132,884
Evergreen Marine Corp. Taiwan Ltd.	41,986	249,782
Far Eastern New Century Corp.	123,000	133,648
Far EasTone Telecommunications Co. Ltd.	74,000	191,834
Feng TAY Enterprise Co. Ltd.	20,193	96,479
First Financial Holding Co. Ltd.	458,436	397,086
†Formosa Chemicals & Fibre Corp.	147,000	228,374
†Formosa Petrochemical Corp.	48,000	95,877
†Formosa Plastics Corp.	161,000	285,360
Fortune Electric Co. Ltd.	4,000	116,517
Fubon Financial Holding Co. Ltd.	321,520	785,923
Gigabyte Technology Co. Ltd.	21,000	197,756
Global Unichip Corp.	4,000	197,895
Globalwafers Co. Ltd.	9,000	149,531
Hon Hai Precision Industry Co. Ltd.	514,000	3,390,595
Hotai Motor Co. Ltd.	12,320	236,211
Hua Nan Financial Holdings Co. Ltd.	372,880	303,439
Innolux Corp.	359,012	158,803
Inventec Corp.	113,000	194,362
Largan Precision Co. Ltd.	4,000	338,455
Lite-On Technology Corp.	84,000	274,463
MediaTek, Inc.	63,000	2,718,740
Mega Financial Holding Co. Ltd.	481,143	599,176
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Micro-Star International Co. Ltd.	30,000	$164,604
†Nan Ya Plastics Corp.	200,000	303,932
†Nanya Technology Corp.	53,000	113,870
Nien Made Enterprise Co. Ltd.	7,000	84,151
Novatek Microelectronics Corp.	24,000	448,315
Pegatron Corp.	84,000	270,579
†PharmaEssentia Corp.	10,000	172,618
Pou Chen Corp.	92,000	99,256
President Chain Store Corp.	24,000	202,333
Quanta Computer, Inc.	111,000	1,067,522
Realtek Semiconductor Corp.	20,000	336,606
Ruentex Development Co. Ltd.	65,295	87,754
Shanghai Commercial & Savings Bank Ltd.	161,190	228,806
†Shin Kong Financial Holding Co. Ltd.	551,764	167,358
SinoPac Financial Holdings Co. Ltd.	442,572	346,511
Synnex Technology International Corp.	52,000	117,171
Taishin Financial Holding Co. Ltd.	471,618	274,032
Taiwan Business Bank	258,800	145,189
Taiwan Cooperative Financial Holding Co. Ltd.	433,566	347,478
Taiwan High Speed Rail Corp.	82,000	76,840
Taiwan Mobile Co. Ltd.	76,000	250,667
Taiwan Semiconductor Manufacturing Co. Ltd.	1,015,000	30,223,325
TCC Group Holdings	284,050	299,447
Unimicron Technology Corp.	57,000	316,262
Uni-President Enterprises Corp.	199,000	498,704
†United Microelectronics Corp.	464,000	796,659
Vanguard International Semiconductor Corp.	38,000	151,688
Voltronic Power Technology Corp.	3,000	178,013
Walsin Lihwa Corp.	120,548	131,913
Wan Hai Lines Ltd.	29,190	79,720
Winbond Electronics Corp.	134,472	106,528
Wistron Corp.	107,000	349,614
Wiwynn Corp.	4,000	326,125
WPG Holdings Ltd.	67,000	185,460
Yageo Corp.	14,306	321,914
LVIP SSGA Emerging Markets Equity Index Fund-20

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Yang Ming Marine Transport Corp.	73,000	$167,865
Yuanta Financial Holding Co. Ltd.	427,008	421,855
Zhen Ding Technology Holding Ltd.	28,000	111,770
		60,203,965
Thailand–1.33%
Advanced Info Service PCL NVDR	49,971	284,595
Airports of Thailand PCL NVDR	174,882	275,208
Asset World Corp. PCL	355,772	33,738
Bangkok Dusit Medical Services PCL NVDR	452,208	329,629
Bangkok Expressway & Metro PCL NVDR	316,242	65,924
Bumrungrad Hospital PCL NVDR	24,789	166,847
Central Pattana PCL NVDR	84,057	126,552
Central Retail Corp. PCL	74,837	62,708
†Charoen Pokphand Foods PCL NVDR	158,471	98,889
CP ALL PCL NVDR	240,584	360,573
CP Axtra PCL NVDR	88,278	65,552
Delta Electronics Thailand PCL	129,966	294,834
Energy Absolute PCL NVDR	69,138	21,101
Global Power Synergy PCL NVDR	29,981	32,475
Gulf Energy Development PCL NVDR	121,980	134,619
Home Product Center PCL NVDR	246,695	62,182
Indorama Ventures PCL NVDR	72,065	38,293
Intouch Holdings PCL Class F	39,849	77,640
Kasikornbank PCL NVDR	24,746	84,628
Krung Thai Bank PCL NVDR	145,616	67,853
Krungthai Card PCL NVDR	36,520	40,553
Minor International PCL NVDR	140,695	115,017
PTT Exploration & Production PCL NVDR	58,345	241,663
PTT Global Chemical PCL NVDR	94,281	78,359
PTT Oil & Retail Business PCL	124,862	54,440
PTT PCL NVDR	410,565	363,604
SCB X PCL NVDR	35,794	100,464
SCG Packaging PCL	56,695	52,141
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Thailand (continued)
Siam Cement PCL NVDR	31,453	$192,845
Thai Oil PCL NVDR	50,904	73,518
TMBThanachart Bank PCL	787,300	36,686
†True Corp. PCL NVDR	433,624	103,392
		4,136,522
Turkey–0.81%
Akbank TAS	134,368	263,553
Aselsan Elektronik Sanayi Ve Ticaret AS	58,086	104,237
BIM Birlesik Magazalar AS	19,139	319,425
Coca-Cola Icecek AS	3,086	78,060
Eregli Demir ve Celik Fabrikalari TAS	58,483	95,368
Ford Otomotiv Sanayi AS	2,992	102,987
Haci Omer Sabanci Holding AS	43,551	128,700
KOC Holding AS	31,965	222,009
†Pegasus Hava Tasimaciligi AS	9,579	66,853
†Sasa Polyester Sanayi AS	55,000	73,907
Tofas Turk Otomobil Fabrikasi AS	5,318	55,371
†Turk Hava Yollari AO	23,191	219,270
Turkcell Iletisim Hizmetleri AS	50,815	156,547
Turkiye Is Bankasi AS Class C	369,279	179,241
Turkiye Petrol Rafinerileri AS	40,479	205,155
Turkiye Sise ve Cam Fabrikalari AS	57,636	88,604
Yapi ve Kredi Bankasi AS	142,436	147,431
		2,506,718
United Arab Emirates–1.12%
Abu Dhabi Commercial Bank PJSC	123,093	268,774
Abu Dhabi Islamic Bank PJSC	61,006	192,336
Abu Dhabi National Oil Co. for Distribution PJSC	130,893	120,808
Aldar Properties PJSC	161,912	275,951
Americana Restaurants International PLC	104,816	91,033
Dubai Islamic Bank PJSC	122,849	191,983
Emaar Properties PJSC	276,981	618,362
Emirates NBD Bank PJSC	79,714	358,094
Emirates Telecommunications Group Co. PJSC	143,157	627,506
First Abu Dhabi Bank PJSC	184,647	626,382
†Multiply Group PJSC	164,002	91,534
		3,462,763
LVIP SSGA Emerging Markets Equity Index Fund-21

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom–0.14%
Anglogold Ashanti PLC	17,661	$446,307
		446,307
United States–0.04%
†Legend Biotech Corp. ADR	3,100	137,299
		137,299
Total Common Stock (Cost $223,347,402)		299,651,097
ΔPREFERRED STOCKS–1.99%
Brazil–1.24%
Banco Bradesco SA 10.60%	221,971	492,378
Centrais Eletricas Brasileiras SA 4.55%	10,500	75,396
Cia Energetica de Minas Gerais 10.92%	75,316	132,979
Cia Paranaense de Energia - Copel 4.09%	42,400	70,691
Gerdau SA 6.06%	57,850	190,829
Itau Unibanco Holding SA 7.24%	199,500	1,154,153
Itausa SA 8.62%	223,019	390,176
Petroleo Brasileiro SA 14.35%	196,100	1,334,789
		3,841,391
Chile–0.08%
Sociedad Quimica y Minera de Chile SA 2.07%	6,004	242,616
		242,616
Colombia–0.05%
Bancolombia SA 10.38%	18,825	154,563
		154,563
Republic of Korea–0.62%
Hyundai Motor Co. 7.64%	1,516	201,767
Hyundai Motor Co. 7.66%	959	126,659
LG Chem Ltd. 1.47%	318	55,676
	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCKS (continued)
Republic of Korea (continued)
Samsung Electronics Co. Ltd. 1.70%	33,517	$1,548,624
		1,932,726
Russia–0.00%
=πSurgutneftegas PJSC 1.24%	640,200	0
		0
Total Preferred Stocks (Cost $5,267,914)		6,171,296
ΔRIGHTS–0.00%
Brazil–0.00%
†Localiza Rent a Car SA	386	621
		621
Hong Kong–0.00%
†MMG Ltd.	17,600	778
		778
Total Rights (Cost $0)		1,399
ΔWARRANT–0.00%
Thailand–0.00%
†Srisawad Corp. PCL exp 8/29/25 exercise price THB 100.0000	3,180	21
Total Warrant (Cost $0)		21

MONEY MARKET FUND–1.07%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 5.25%)	3,331,001	3,331,001
Total Money Market Fund (Cost $3,331,001)		3,331,001

TOTAL INVESTMENTS–99.61% (Cost $231,946,317)	309,154,814
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.39%	1,202,917
NET ASSETS APPLICABLE TO 28,930,227 SHARES OUTSTANDING–100.00%	$310,357,731
NET ASSET VALUE PER SHARE–LVIP SSGA EMERGING MARKETS EQUITY INDEX FUND STANDARD CLASS ($293,982,501 / 27,398,117 Shares)	$10.730
NET ASSET VALUE PER SHARE–LVIP SSGA EMERGING MARKETS EQUITY INDEX FUND SERVICE CLASS ($16,375,230 / 1,532,110 Shares)	$10.688
LVIP SSGA Emerging Markets Equity Index Fund-22

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$304,253,117
Distributable earnings/(accumulated loss)	6,104,614
TOTAL NET ASSETS	$310,357,731

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At June 30, 2024, the aggregate value of restricted securities was $0, which represented
0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Alrosa PJSC	10/31/2018	$326,421	$0
Gazprom PJSC	10/31/2018	2,374,958	0
Gazprom PJSC ADR	10/31/2018	182,671	0
GMK Norilskiy Nickel PAO	10/31/2018	1,093,007	0
Inter RAO UES PJSC	10/31/2018	220,154	0
LUKOIL PJSC	10/31/2018	3,036,023	0
Mobile TeleSystems PJSC ADR	5/19/2021	329,452	0
Moscow Exchange MICEX-Rates PJSC	10/31/2018	222,248	0
Novatek PJSC GDR	2/17/2021	1,327,703	0
Novolipetsk Steel PJSC	10/31/2018	331,713	0
PhosAgro PJSC	4/26/2022	1,013	0
PhosAgro PJSC GDR	4/26/2022	157,510	0
Polyus PJSC	10/31/2018	243,731	0
Rosneft Oil Co. PJSC	10/31/2018	765,027	0
Sberbank of Russia PJSC	10/31/2018	3,026,893	0
Severstal PAO	10/31/2018	284,734	0
Surgutneftegas PJSC	10/31/2018	311,071	0
Surgutneftegas PJSC	10/31/2018	371,777	0
Tatneft PJSC	10/31/2018	1,490,294	0
VK IPJSC GDR	2/17/2021	330,604	0
VTB Bank PJSC	10/31/2018	165,967	0
Yandex NV Class A	2/17/2021	773,609	0
Total		$17,366,580	$—

★Includes $101,168 cash collateral held at broker for futures contracts, $37,330 expense reimbursement receivable from Lincoln Financial
Investments Corporation, $7,230 variation margin due from broker on futures contracts, $530,243 payable for fund shares redeemed,
$219,351 other accrued expenses payable, $96,746 due to manager and affiliates, $2,796,576 foreign capital gain taxes payable, $18,459 payable for audit fee and $29,508 payable for fund accounting fee as of June 30, 2024.

LVIP SSGA Emerging Markets Equity Index Fund-23

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Net Assets (continued)

The following futures contracts and swap contracts were outstanding at June 30, 2024:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
63	E-mini MSCI Emerging Markets Index	$3,427,830	$3,410,188	9/20/24	$17,642	$—
Swap Contract1
Total Return Swap (TRS) Contract
Counterparty/ Swap Obligation	Notional Amount[3]	Floating Interest Rate Received	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
BNP- Receive amounts based on MSCI China A Inclusion Net Return Index and pay variable quarterly payments based on SOFR12M4	5,485,493	(3.64%)	10/21/24	$(157,525)	$—	$(157,525)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[4] The MSCI China A Index captures large and mid-cap representation across China securities listed on the Shanghai and Shenzhen exchanges. The index is designed for international investors and is calculated using China A Stock Connect listings based on the offshore
RMB exchange rate (CNH).

Summary of Abbreviations:
ADR–American Depositary Receipt
BNP–BNP Paribas
CMPC–Coût Moyen Pondéré du Capital
COPEC–Compañia de Petroleos de Chile
GDR–Global Depository Receipt
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
QSC–Qatari Shareholding Company
SOFR12M–Secured Overnight Financing Rate 12 Months
THB–Thailand Baht
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Emerging Markets Equity Index Fund-24

LVIP SSGA Emerging Markets Equity Index Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$4,716,036
Foreign taxes withheld	(466,379)
4,249,657
EXPENSES:
Management fees	537,736
Custodian fees	151,967
Index fees	91,078
Professional fees	59,111
Pricing fees	50,968
Shareholder servicing fees	45,866
Accounting and administration expenses	45,017
Distribution fees-Service Class	19,464
Trustees’ fees and expenses	5,410
Reports and statements to shareholders	3,131
Consulting fees	1,233
Other	5,934
1,016,915
Less:
Expenses reimbursed	(206,663)
Total operating expenses	810,252
NET INVESTMENT INCOME	3,439,405
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments*	3,048,117
Foreign currencies	(183,207)
Futures contracts	477,396
Swap contracts	23,279
Net realized gain	3,365,585
Net change in unrealized appreciation (depreciation) of:
Investments**	15,219,728
Foreign currencies	(81,045)
Futures contracts	(317,254)
Swap contracts	(194,395)
Net change in unrealized appreciation (depreciation)	14,627,034
NET REALIZED AND UNREALIZED GAIN	17,992,619
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,432,024

*	Includes $461,197 foreign capital gains taxes paid.
**	Includes $(552,593)change in foreign capital gain taxes accrued.
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Emerging Markets Equity Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,439,405	$8,564,167
Net realized gain (loss)	3,365,585	(9,148,437)
Net change in unrealized appreciation (depreciation)	14,627,034	28,395,556
Net increase in net assets resulting from operations	21,432,024	27,811,286
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(10,750,260)
Service Class	—	(462,479)
	—	(11,212,739)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,026,529	57,020,123
Service Class	2,316,822	3,541,197
Reinvestment of dividends and distributions:
Standard Class	—	10,750,260
Service Class	—	462,479
	6,343,351	71,774,059
Cost of shares redeemed:
Standard Class	(58,991,697)	(70,359,348)
Service Class	(2,589,469)	(3,435,463)
	(61,581,166)	(73,794,811)
Decrease in net assets derived from capital share transactions	(55,237,815)	(2,020,752)
NET INCREASE (DECREASE) IN NET ASSETS	(33,805,791)	14,577,795
NET ASSETS:
Beginning of period	344,163,522	329,585,727
End of period	$310,357,731	$344,163,522
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Emerging Markets Equity Index Fund-25

LVIP SSGA Emerging Markets Equity Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Emerging Markets Equity Index Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$10.015	$9.522	$12.488	$13.244	$11.537	$10.074
Income (loss) from investment operations:
Net investment income[2]	0.111	0.238	0.256	0.238	0.189	0.287
Net realized and unrealized gain (loss)	0.604	0.588	(2.906)	(0.674)	1.776	1.491
Total from investment operations	0.715	0.826	(2.650)	(0.436)	1.965	1.778
Less dividends and distributions from:
Net investment income	—	(0.333)	(0.316)	(0.320)	(0.214)	(0.268)
Net realized gain	—	—	—	—	(0.044)	(0.047)
Total dividends and distributions	—	(0.333)	(0.316)	(0.320)	(0.258)	(0.315)
Net asset value, end of period	$10.730	$10.015	$9.522	$12.488	$13.244	$11.537
Total return[3]	7.14%	8.83%	(21.19% )	(3.30% )	17.20%	17.75%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$293,983	$328,587	$315,286	$815,846	$792,366	$757,110
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.63%	0.58%	0.61%	0.52%	0.57%	0.51%
Ratio of net investment income to average net assets	2.19%	2.40%	2.37%	1.76%	1.74%	2.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.06%	2.32%	2.26%	1.74%	1.67%	2.62%
Portfolio turnover	2%	15%	11%	19%	36%	52%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Emerging Markets Equity Index Fund-26

LVIP SSGA Emerging Markets Equity Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Emerging Markets Equity Index Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$9.988	$9.497	$12.456	$13.215	$11.521	$10.072
Income (loss) from investment operations:
Net investment income[2]	0.098	0.212	0.222	0.202	0.164	0.259
Net realized and unrealized gain (loss)	0.602	0.587	(2.890)	(0.668)	1.767	1.488
Total from investment operations	0.700	0.799	(2.668)	(0.466)	1.931	1.747
Less dividends and distributions from:
Net investment income	—	(0.308)	(0.291)	(0.293)	(0.193)	(0.251)
Net realized gain	—	—	—	—	(0.044)	(0.047)
Total dividends and distributions	—	(0.308)	(0.291)	(0.293)	(0.237)	(0.298)
Net asset value, end of period	$10.688	$9.988	$9.497	$12.456	$13.215	$11.521
Total return[3]	7.01%	8.56%	(21.39% )	(3.54% )	16.91%	17.46%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$16,375	$15,577	$14,300	$16,247	$8,831	$3,903
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.88%	0.83%	0.86%	0.77%	0.82%	0.76%
Ratio of net investment income to average net assets	1.94%	2.15%	2.12%	1.51%	1.49%	2.38%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.81%	2.07%	2.01%	1.49%	1.42%	2.37%
Portfolio turnover	2%	15%	11%	19%	36%	52%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Emerging Markets Equity Index Fund-27

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Emerging Markets Equity Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to provide investment results that, before fees and expenses, correspond generally to the total return of an index that tracks performance of emerging market equity securities.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.   Total return swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP SSGA Emerging Markets Equity Index Fund-28

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2024, the value and cost of foreign currency held by the LVIP SSGA Emerging Markets Equity Index Fund is $3,697,773 and $3,736,067 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.34% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.50% of the Fund’s average daily net assets for the Standard Class and 0.75% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2024	2025	2026	Total
LFI	$202,165	$559,308	$292,174	$1,053,647
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
LVIP SSGA Emerging Markets Equity Index Fund-29

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Administrative	$13,707
Legal	2,086
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $290 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$37,330
Management fees payable to LFI	86,105
Distribution fees payable to LFD	3,297
Shareholder servicing fees payable to Lincoln Life	7,344
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$4,745,926
Sales	52,269,485
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$231,946,317
Aggregate unrealized appreciation of investments and derivatives	$117,605,757
Aggregate unrealized depreciation of investments and derivatives	(40,537,143)
Net unrealized appreciation of investments and derivatives	$77,068,614
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP SSGA Emerging Markets Equity Index Fund-30

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$16,791	$—	$—	$16,791
Brazil	9,302,888	—	—	9,302,888
Chile	1,151,154	—	—	1,151,154
China	67,524,010	—	33,133	67,557,143
Colombia	171,921	—	—	171,921
Czech Republic	406,889	—	—	406,889
Egypt	178,154	24,440	—	202,594
Greece	1,480,682	—	—	1,480,682
Hong Kong	5,431,790	—	—	5,431,790
Hungary	757,438	—	—	757,438
India	59,104,017	163,920	—	59,267,937
Indonesia	4,928,592	—	—	4,928,592
Kuwait	2,212,971	—	—	2,212,971
Luxembourg	144,110	—	—	144,110
Malaysia	4,244,302	—	—	4,244,302
Mexico	7,004,943	—	—	7,004,943
Netherlands	165,756	—	—	165,756
Peru	566,984	—	—	566,984
Philippines	1,631,564	—	—	1,631,564
Poland	3,021,677	—	—	3,021,677
Qatar	445,040	1,993,429	—	2,438,469
Republic of Korea	35,910,734	—	—	35,910,734
Russia	—	—	— *	—
Saudi Arabia	1,700,369	10,562,312	—	12,262,681
South Africa	8,477,513	—	—	8,477,513
Taiwan	60,203,965	—	—	60,203,965
Thailand	4,136,522	—	—	4,136,522
Turkey	2,506,718	—	—	2,506,718
United Arab Emirates	3,462,763	—	—	3,462,763
United Kingdom	446,307	—	—	446,307
United States	137,299	—	—	137,299
LVIP SSGA Emerging Markets Equity Index Fund-31

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Brazil	$3,841,391	$—	$—	$3,841,391
Chile	242,616	—	—	242,616
Colombia	154,563	—	—	154,563
Republic of Korea	1,932,726	—	—	1,932,726
Russia	—	—	— *	—
Rights	1,399	—	—	1,399
Warrant	21	—	—	21
Money Market Fund	3,331,001	—	—	3,331,001
Total Investments	$296,377,580	$12,744,101	$33,133	$309,154,814
Derivatives:

Assets:
Futures Contract	$17,642	$—	$—	$17,642
Liabilities:
Swap Contract	$—	$(157,525)	$—	$(157,525)

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
As a result of utilizing International fair value pricing at June 30, 2024, a portion of the Fund’s common stock investments was categorized as Level 2.
During the six months ended June 30, 2024, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	401,071	5,727,119
Service Class	225,670	356,117
Shares reinvested:
Standard Class	—	1,119,164
Service Class	—	48,276
	626,741	7,250,676
Shares redeemed:
Standard Class	(5,813,069)	(7,148,556)
Service Class	(253,082)	(350,583)
	(6,066,151)	(7,499,139)
Net decrease	(5,439,410)	(248,463)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $75,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP SSGA Emerging Markets Equity Index Fund-32

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2024, the Fund used futures contracts to facilitate investments in portfolio securities; to reduce transaction costs and as a cash management tool.
Swap Contracts–The Fund enters into total return swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may also use total return swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms and to gain exposure to markets the Fund invests in.
Total Return Swaps- Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.
The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the total return swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the six months ended June 30, 2024, the Fund used total return swap contracts to gain exposure to markets the Fund invests in.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$17,642	Receivables and other assets net of liabilities	$—
Swap contracts (Equity contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(157,525)
Total		$17,642		$(157,525)
LVIP SSGA Emerging Markets Equity Index Fund-33

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$477,396	$(317,254)
Swap contracts (Equity contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	2,880,334	(156,900)
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(2,857,055)	(37,495)
Total		$500,675	$(511,649)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$5,177,391	$—
Total return swap contracts (average notional value)	5,414,760	5,257,445
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2024, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
BNP Paribas	$—	$(157,525)	$(157,525)
Total	$—	$(157,525)	$(157,525)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
BNP Paribas	$(157,525)	$—	$—	$—	$—	$(157,525)
Total	$(157,525)	$—	$—	$—	$—	$(157,525)

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
LVIP SSGA Emerging Markets Equity Index Fund-34

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund currently invests a significant portion of its assets in companies located in China, and therefore the Fund has more exposure to the risks specific to China. China is a developing market and may be subject to considerable degrees of economic, political and social instability. In the past couple of decades, the Chinese government has reformed economic and market practices and expanded the sphere of private ownership in China. Nevertheless, in general the Chinese markets continue to experience, among other things, inefficiency, volatility and pricing anomalies that result from government influence, unavailability of consistently reliable economic data, a lack of publicly available information, and/or political and social instability. Internal social unrest or confrontations with neighboring countries could also disrupt economic developments in China. Reduction in spending on Chinese products and services, institutions of tariffs or other trade barriers, or a downturn in any of the economies of China's key trading partners may adversely impact the Chinese economy. In addition, from time to time, China has experienced outbreaks of infectious illnesses, diseases or public health emergencies, and could again in the future. Any of these events could reduce consumer demand and/or economic output, result in closure of markets, impose restrictions on travel or quarantines, and could generally significantly impact the Chinese economy, which would adversely affect the Fund's investments in securities of issuers located in China.
In February 2022, Russia launched a large-scale invasion of Ukraine, significantly amplifying already existing geo-political tensions. The United States and many other countries have instituted various sanctions against Russian individuals and entities (including corporate and banking). The extent and duration of the military action, sanctions and other punitive actions taken, and resulting future market disruptions – both in Europe and globally – cannot easily be predicted but could be significant and have a severe adverse effect on Russia and Europe in general. In addition, there are significant risks due to the relatively recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
LVIP SSGA Emerging Markets Equity Index Fund-35

LVIP SSGA Emerging Markets Equity Index Fund
Notes to Financial Statements (continued)
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Emerging Markets Equity Index Fund-36

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–49.17%
INVESTMENT COMPANIES–49.17%
Equity Funds–22.43%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	5,237,603	$75,704,316
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	1,056,019	12,744,037
LVIP SSGA S&P 500 Index Fund	1,449,420	44,150,776
LVIP SSGA Small-Cap Index Fund	404,949	12,792,345
		145,391,474
Fixed Income Fund–9.68%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	6,314,554	62,716,156
		62,716,156
International Equity Funds–17.06%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	3,168,958	25,272,440
LVIP Franklin Templeton Multi-Factor International Equity Fund	6,279,412	53,707,809
LVIP SSGA International Index Fund	2,873,084	31,629,781
		110,610,030
Total Affiliated Investments (Cost $259,141,458)		318,717,660

UNAFFILIATED INVESTMENTS–50.78%
INVESTMENT COMPANIES–50.78%
Equity Funds–15.69%
Energy Select Sector SPDR® Fund	140,640	12,819,336
Industrial Select Sector SPDR® Fund	102,609	12,504,959
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
SPDR® Portfolio S&P 600 Small Cap ETF	766,579	$31,836,026
SPDR® S&P 500 ETF Trust	46,370	25,235,481
SPDR® Gold Shares	31,652	6,805,497
Technology Select Sector SPDR® Fund	55,279	12,505,768
		101,707,067
Fixed Income Funds–17.87%
SPDR® Portfolio Aggregate Bond ETF	1,249,811	31,357,758
SPDR® Portfolio Long Term Treasury ETF	681,248	18,543,570
SPDR® Portfolio TIPS ETF	1,972,197	50,133,248
SPDR® Bloomberg Barclays High Yield Bond ETF	33,392	3,147,864
SPDR® FTSE International Government Inflation-Protected Bond ETF	327,547	12,613,835
		115,796,275
International Equity Funds–10.45%
SPDR® Portfolio Developed World ex-US ETF	1,067,623	37,452,215
SPDR® Portfolio Emerging Markets ETF	804,307	30,298,245
		67,750,460
Money Market Fund–6.77%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	43,897,250	43,897,250
		43,897,250
Total Unaffiliated Investments (Cost $305,433,410)		329,151,052

TOTAL INVESTMENTS–99.95% (Cost $564,574,868)	647,868,712
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.05%	345,590
NET ASSETS APPLICABLE TO 54,850,218 SHARES OUTSTANDING–100.00%	$648,214,302

✧✧Standard Class shares.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-1

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
11	British Pound	$869,619	$876,454	9/16/24	$—	$(6,835)
11	Euro	1,478,400	1,482,491	9/16/24	—	(4,091)
13	Japanese Yen	1,022,531	1,050,028	9/16/24	—	(27,497)
					—	(38,423)
Equity Contracts:
17	E-mini MSCI Emerging Markets Index	924,970	920,143	9/20/24	4,827	—
10	E-mini Russell 2000 Index	1,032,500	1,041,375	9/20/24	—	(8,875)
14	E-mini S&P 500 Index	3,865,050	3,844,994	9/20/24	20,056	—
7	E-mini S&P MidCap 400 Index	2,070,670	2,091,127	9/20/24	—	(20,457)
27	Euro STOXX 50 Index	1,424,386	1,454,349	9/20/24	—	(29,963)
8	FTSE 100 Index	830,463	827,555	9/20/24	2,908	—
4	Nikkei 225 Index (OSE)	984,027	960,700	9/12/24	23,327	—
					51,118	(59,295)
Total Futures Contracts					$51,118	$(97,718)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-2

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2024 (unaudited)
ASSETS:
Unaffiliated investments, at value	$329,151,052
Affiliated investments, at value	318,717,660
Cash collateral held at broker for futures contracts	674,182
Dividends and interest receivable	325,259
Receivable for fund shares sold	7,622
Prepaid expenses	2,836
TOTAL ASSETS	648,878,611
LIABILITIES:
Due to manager and affiliates	300,041
Payable for fund shares redeemed	298,563
Payable for fund accounting fee	22,310
Other accrued expenses payable	20,036
Payable for audit fee	13,762
Variation margin due to broker on futures contracts	9,597
TOTAL LIABILITIES	664,309
TOTAL NET ASSETS	$648,214,302
Unaffiliated investments, at cost	$305,433,410
Affiliated investments, at cost	259,141,458
Standard Class:
Net Assets	$49,071,284
Shares Outstanding	4,148,010
Net Asset Value Per Share	$11.830
Service Class:
Net Assets	$599,143,018
Shares Outstanding	50,702,208
Net Asset Value Per Share	$11.817
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$611,111,813
Distributable earnings/(accumulated loss)	37,102,489
TOTAL NET ASSETS	$648,214,302
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-3

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$5,369,349
EXPENSES:
Management fees	1,296,023
Distribution fees-Service Class	749,911
Shareholder servicing fees	93,962
Accounting and administration expenses	54,714
Professional fees	23,864
Trustees’ fees and expenses	10,456
Reports and statements to shareholders	7,258
Custodian fees	3,042
Consulting fees	2,210
Pricing fees	397
Other	10,852
2,252,689
Less:
Management fees waived	(324,006)
Total operating expenses	1,928,683
NET INVESTMENT INCOME	3,440,666
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	3,757,341
Sale of unaffiliated investments	15,612,869
Foreign currencies	(272)
Futures contracts	1,460,516
Net realized gain	20,830,454
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	22,547,263
Unaffiliated investments	(7,761,988)
Foreign currencies	1,031
Futures contracts	(772,790)
Net change in unrealized appreciation (depreciation)	14,013,516
NET REALIZED AND UNREALIZED GAIN	34,843,970
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,284,636
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,440,666	$14,218,119
Net realized gain	20,830,454	22,226,600
Net change in unrealized appreciation (depreciation)	14,013,516	44,250,317
Net increase in net assets resulting from operations	38,284,636	80,695,036
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,155,671)
Service Class	—	(13,042,087)
	—	(14,197,758)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,233,511	10,445,862
Service Class	5,591,770	15,197,319
Reinvestment of dividends and distributions:
Standard Class	—	1,155,671
Service Class	—	13,042,087
	9,825,281	39,840,939
Cost of shares redeemed:
Standard Class	(6,321,147)	(11,692,913)
Service Class	(51,339,790)	(91,152,503)
	(57,660,937)	(102,845,416)
Decrease in net assets derived from capital share transactions	(47,835,656)	(63,004,477)
NET INCREASE (DECREASE) IN NET ASSETS	(9,551,020)	3,492,801
NET ASSETS:
Beginning of period	657,765,322	654,272,521
End of period	$648,214,302	$657,765,322
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-4

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Global Tactical Allocation Managed Volatility Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20[2]	12/31/19
Net asset value, beginning of period	$11.141	$10.055	$12.490	$12.446	$12.268	$11.026
Income (loss) from investment operations:
Net investment income[3]	0.074	0.257	0.338	0.375	0.198	0.274
Net realized and unrealized gain (loss)	0.615	1.102	(2.137)	1.185	0.615	1.455
Total from investment operations	0.689	1.359	(1.799)	1.560	0.813	1.729
Less dividends and distributions from:
Net investment income	—	(0.273)	(0.427)	(0.678)	(0.220)	(0.310)
Net realized gain	—	—	(0.206)	(0.838)	(0.415)	(0.177)
Return of capital	—	—	(0.003)	—	—	—
Total dividends and distributions	—	(0.273)	(0.636)	(1.516)	(0.635)	(0.487)
Net asset value, end of period	$11.830	$11.141	$10.055	$12.490	$12.446	$12.268
Total return[4]	6.18%	13.51%	(14.33% )	12.58%	7.02%	15.75%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$49,071	$48,276	$43,718	$55,090	$48,644	$48,147
Ratio of expenses to average net assets[5]	0.36%	0.37%	0.36%	0.36%	0.36%	0.36%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.46%	0.47%	0.46%	0.46%	0.46%	0.46%
Ratio of net investment income to average net assets	1.30% [6]	2.42%	3.05%	2.81%	1.71%	2.30%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.20% [6]	2.32%	2.95%	2.71%	1.61%	2.20%
Portfolio turnover	41%	92%	112%	91%	81%	65%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-5

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Global Tactical Allocation Managed Volatility Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20[2]	12/31/19
Net asset value, beginning of period	$11.142	$10.056	$12.489	$12.446	$12.270	$11.028
Income (loss) from investment operations:
Net investment income[3]	0.060	0.230	0.310	0.341	0.169	0.244
Net realized and unrealized gain (loss)	0.615	1.101	(2.136)	1.184	0.612	1.454
Total from investment operations	0.675	1.331	(1.826)	1.525	0.781	1.698
Less dividends and distributions from:
Net investment income	—	(0.245)	(0.398)	(0.644)	(0.190)	(0.279)
Net realized gain	—	—	(0.206)	(0.838)	(0.415)	(0.177)
Return of capital	—	—	(0.003)	—	—	—
Total dividends and distributions	—	(0.245)	(0.607)	(1.482)	(0.605)	(0.456)
Net asset value, end of period	$11.817	$11.142	$10.056	$12.489	$12.446	$12.270
Total return[4]	6.06%	13.22%	(14.54% )	12.29%	6.75%	15.47%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$599,143	$609,490	$610,555	$795,264	$794,835	$837,080
Ratio of expenses to average net assets[5]	0.61%	0.62%	0.61%	0.61%	0.61%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.71%	0.72%	0.71%	0.71%	0.71%	0.71%
Ratio of net investment income to average net assets	1.05% [6]	2.17%	2.80%	2.56%	1.46%	2.05%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.95% [6]	2.07%	2.70%	2.46%	1.36%	1.95%
Portfolio turnover	41%	92%	112%	91%	81%	65%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-6

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Global Tactical Allocation Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”), that are advised by Lincoln Financial Investments Corporation ("LFI") or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek long-term growth of capital. Current income is not a consideration.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-7

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2024.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.40% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$27,640
Legal	4,206
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,073 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds and ETFs in which it invests. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-8

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$160,128
Distribution fees payable to LFD	123,390
Printing and mailing fees payable to Lincoln Life	1,044
Shareholder servicing fees payable to Lincoln Life	15,479
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Number of Shares 06/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-49.17%@
Equity Funds-22.43%@
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	$75,801,943	$1,710,000	$14,110,951	$1,842,363	$10,460,961	$75,704,316	5,237,603	$—	$—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	13,103,018	852,504	1,840,000	96,974	531,541	12,744,037	1,056,019	—	—
✧✧LVIP SSGA S&P 500 Index Fund	44,267,403	740,000	7,200,000	1,093,482	5,249,891	44,150,776	1,449,420	—	—
✧✧LVIP SSGA Small-Cap Index Fund	13,163,645	1,100,000	1,679,999	114,720	93,979	12,792,345	404,949	—	—
Fixed Income Fund-9.68%@
✧✧LVIP SSGA Bond Index Fund	62,611,069	2,690,000	2,120,000	(255,880)	(209,033)	62,716,156	6,314,554	—	—
International Equity Funds-17.06%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	25,579,886	490,000	2,950,001	(159,975)	2,312,530	25,272,440	3,168,958	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	59,497,293	1,790,000	11,060,000	750,105	2,730,411	53,707,809	6,279,412	—	—
✧✧LVIP SSGA International Index Fund	31,927,246	1,280,000	3,230,000	275,552	1,376,983	31,629,781	2,873,084	—	—
Total	$325,951,503	$10,652,504	$44,190,951	$3,757,341	$22,547,263	$318,717,660		$—	$—

@ As a percentage of Net Assets as of June 30, 2024.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$243,780,175
Sales	289,039,998
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$564,574,868
Aggregate unrealized appreciation of investments and derivatives	$94,574,675
Aggregate unrealized depreciation of investments and derivatives	(11,327,431)
Net unrealized appreciation of investments and derivatives	$83,247,244
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-9

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$318,717,660	$—	$—	$318,717,660
Unaffiliated Investment Companies	329,151,052	—	—	329,151,052
Total Investments	$647,868,712	$—	$—	$647,868,712
Derivatives:
Assets:
Futures Contracts	$51,118	$—	$—	$51,118
Liabilities:
Futures Contracts	$(97,718)	$—	$—	$(97,718)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	370,447	988,649
Service Class	488,805	1,416,421
Shares reinvested:
Standard Class	—	103,286
Service Class	—	1,165,409
	859,252	3,673,765
Shares redeemed:
Standard Class	(555,596)	(1,106,684)
Service Class	(4,486,687)	(8,594,870)
	(5,042,283)	(9,701,554)
Net decrease	(4,183,031)	(6,027,789)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-10

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $75,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$51,118	Variation margin due to broker on futures contracts	$(59,295)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	—	Variation margin due to broker on futures contracts	(38,423)
Total		$51,118		$(97,718)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024. Only current day variation margin is reported on the Statement of Assets and Liabilities.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund-11

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,610,129	$(634,533)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(149,613)	(138,257)
Total		$1,460,516	$(772,790)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$17,425,925	$—
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Global Tactical Allocation Managed Volatility Fund-12

LVIP SSGA International Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP SSGA International Index Fund

LVIP SSGA International Index Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.76%
Australia–7.33%
Ampol Ltd.	36,977	$797,742
ANZ Group Holdings Ltd.	429,693	8,094,943
APA Group	183,107	975,984
Aristocrat Leisure Ltd.	86,285	2,864,221
ASX Ltd.	28,123	1,125,651
Aurizon Holdings Ltd.	239,840	583,990
BHP Group Ltd.	734,815	20,921,521
BlueScope Steel Ltd.	67,938	925,917
Brambles Ltd.	192,367	1,864,606
CAR Group Ltd.	57,703	1,356,902
Cochlear Ltd.	9,826	2,177,218
Coles Group Ltd.	197,547	2,244,274
Commonwealth Bank of Australia	242,922	20,642,340
Computershare Ltd.	83,685	1,470,463
CSL Ltd.	68,984	13,585,333
Dexus	163,522	706,874
Endeavour Group Ltd.	226,771	763,958
Fortescue Ltd.	240,318	3,432,368
Goodman Group	239,278	5,546,875
GPT Group	276,819	738,664
Insurance Australia Group Ltd.	374,869	1,785,536
†James Hardie Industries PLC CDI	60,160	1,898,278
Lottery Corp. Ltd.	341,175	1,153,921
Macquarie Group Ltd.	52,694	7,195,295
Medibank Pvt Ltd.	400,069	995,485
Mineral Resources Ltd.	26,452	951,479
Mirvac Group	572,334	713,973
National Australia Bank Ltd.	454,165	10,976,726
Northern Star Resources Ltd.	167,569	1,453,208
Orica Ltd.	64,283	766,322
Origin Energy Ltd.	250,261	1,813,067
Pilbara Minerals Ltd.	407,422	834,399
Pro Medicus Ltd.	8,299	793,125
†Qantas Airways Ltd.	154,254	601,982
QBE Insurance Group Ltd.	217,717	2,525,706
Ramsay Health Care Ltd.	28,778	911,128
REA Group Ltd.	8,586	1,126,413
Reece Ltd.	31,830	534,454
Rio Tinto Ltd.	52,890	4,198,666
Santos Ltd.	471,652	2,410,135
Scentre Group	690,374	1,436,911
SEEK Ltd.	48,953	697,544
Seven Group Holdings Ltd.	23,674	595,077
Sonic Healthcare Ltd.	66,342	1,163,952
South32 Ltd.	666,356	1,625,344
Stockland	347,397	966,391
Suncorp Group Ltd.	183,630	2,132,717
Telstra Group Ltd.	557,334	1,345,907
Transurban Group	438,495	3,627,247
Treasury Wine Estates Ltd.	122,115	1,013,398
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Vicinity Ltd.	520,528	$642,402
Washington H Soul Pattinson & Co. Ltd.	31,462	688,836
Wesfarmers Ltd.	162,547	7,067,798
Westpac Banking Corp.	503,549	9,147,032
WiseTech Global Ltd.	22,498	1,505,344
Woodside Energy Group Ltd.	272,471	5,127,601
Woolworths Group Ltd.	173,663	3,914,590
		177,157,233
Austria–0.19%
Erste Group Bank AG	49,949	2,366,526
OMV AG	21,394	931,599
Verbund AG	10,993	867,078
Voestalpine AG	16,857	455,297
		4,620,500
Belgium–0.79%
Ageas SA	24,684	1,128,260
Anheuser-Busch InBev SA	129,844	7,525,738
D'ieteren Group	3,136	665,319
Elia Group SA	4,314	404,026
Groupe Bruxelles Lambert NV	14,091	1,005,799
KBC Group NV	35,135	2,479,675
Lotus Bakeries NV	58	598,169
Sofina SA	1,899	433,592
Syensqo SA	10,974	982,166
UCB SA	17,059	2,533,958
Umicore SA	33,743	507,003
Warehouses De Pauw CVA	27,220	737,527
		19,001,232
Chile–0.06%
Antofagasta PLC	55,693	1,485,471
		1,485,471
China–0.02%
†Futu Holdings Ltd. ADR	8,800	577,324
		577,324
Denmark–3.81%
AP Moller - Maersk AS Class A	396	672,141
AP Moller - Maersk AS Class B	672	1,168,104
Carlsberg AS Class B	13,612	1,633,307
Coloplast AS Class B	19,601	2,354,743
Danske Bank AS	95,946	2,858,857
†Demant AS	14,412	623,757
DSV AS	24,846	3,806,873
†Genmab AS	9,359	2,345,159
Novo Nordisk AS Class B	473,605	68,389,435
LVIP SSGA International Index Fund-1

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
Novonesis (Novozymes) B Class B	51,291	$3,138,341
†Orsted AS	26,493	1,409,886
Pandora AS	13,030	1,966,503
Rockwool AS Class B	1,524	618,450
Tryg AS	55,636	1,215,957
		92,201,513
Faeroe Islands–0.14%
†Vestas Wind Systems AS	143,927	3,332,648
		3,332,648
Finland–1.01%
Elisa OYJ	19,955	915,526
Fortum OYJ	65,803	961,940
Kesko OYJ Class B	43,495	763,462
Kone OYJ Class B	47,730	2,355,958
Metso OYJ	101,881	1,078,438
Neste OYJ	59,768	1,064,143
Nokia OYJ	740,804	2,823,187
Nordea Bank Abp	473,243	5,630,389
Orion OYJ Class B	15,299	653,085
Sampo OYJ Class A	67,994	2,920,010
Stora Enso OYJ Class R	85,154	1,163,201
UPM-Kymmene OYJ	79,595	2,780,604
Wartsila OYJ Abp	70,882	1,366,400
		24,476,343
France–10.87%
Accor SA	26,364	1,081,383
Aeroports de Paris SA	4,365	531,046
Air Liquide SA	83,774	14,469,688
Airbus SE	86,237	11,845,524
Alstom SA	49,767	836,779
Amundi SA	9,532	615,050
Arkema SA	8,586	746,189
AXA SA	262,456	8,592,535
BioMerieux	6,841	650,216
BNP Paribas SA	150,045	9,565,921
Bollore SE	133,119	781,250
Bouygues SA	30,110	966,422
Bureau Veritas SA	43,586	1,207,105
Capgemini SE	23,360	4,645,732
Carrefour SA	90,463	1,278,834
Cie de Saint-Gobain SA	66,151	5,144,724
Cie Generale des Etablissements Michelin SCA	95,849	3,706,675
Covivio SA	9,324	443,158
Credit Agricole SA	162,743	2,220,451
Danone SA	92,095	5,629,754
Dassault Aviation SA	3,721	675,857
Dassault Systemes SE	96,277	3,639,709
Edenred SE	37,459	1,581,001
Eiffage SA	10,998	1,010,108
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Engie SA	256,162	$3,658,281
EssilorLuxottica SA	43,089	9,284,612
Eurazeo SE	6,255	498,055
Gecina SA	6,125	563,795
Getlink SE	51,553	853,005
Hermes International SCA	4,567	10,466,806
Ipsen SA	5,394	661,433
Kering SA	10,753	3,898,142
Klepierre SA	30,880	826,112
La Francaise des Jeux SAEM	16,783	571,566
Legrand SA	37,802	3,750,444
L'Oreal SA	34,522	15,160,103
LVMH Moet Hennessy Louis Vuitton SE	39,794	30,411,779
Orange SA	274,697	2,751,824
Pernod Ricard SA	29,647	4,022,784
Publicis Groupe SA	34,009	3,619,614
Remy Cointreau SA	3,612	301,338
Renault SA	29,427	1,507,671
Rexel SA	32,634	844,377
Safran SA	49,159	10,392,489
Sanofi SA	164,188	15,814,799
Sartorius Stedim Biotech	3,741	614,185
Schneider Electric SE	78,978	18,971,636
SEB SA	2,650	271,315
Societe Generale SA	104,893	2,462,388
Sodexo SA	13,502	1,214,638
Teleperformance SE	9,123	960,809
Thales SA	14,950	2,393,601
TotalEnergies SE	314,136	20,969,314
†Unibail-Rodamco-Westfield	9,056	713,036
Unibail-Rodamco-Westfield CDI	147,580	581,843
Veolia Environnement SA	100,573	3,007,227
Vinci SA	74,153	7,812,768
Vivendi SE	105,955	1,107,038
		262,803,938
Germany–8.04%
adidas AG	23,084	5,512,966
Allianz SE	56,680	15,752,032
BASF SE	130,247	6,302,769
Bayer AG	141,672	4,002,471
Bayerische Motoren Werke AG	47,084	4,456,529
Bechtle AG	13,596	639,795
Beiersdorf AG	14,802	2,164,619
Brenntag SE	20,831	1,404,573
Carl Zeiss Meditec AG	6,394	449,549
Commerzbank AG	160,354	2,436,007
Continental AG	17,050	965,938
†Covestro AG	28,597	1,678,303
CTS Eventim AG & Co. KGaA	9,017	752,262
LVIP SSGA International Index Fund-2

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Daimler Truck Holding AG	80,599	$3,208,423
†Delivery Hero SE	25,006	593,181
Deutsche Bank AG	286,023	4,566,566
Deutsche Boerse AG	27,211	5,568,966
Deutsche Lufthansa AG	80,787	494,023
Deutsche Post AG	142,344	5,760,835
Deutsche Telekom AG	463,529	11,655,862
E.ON SE	329,498	4,324,496
Evonik Industries AG	32,539	663,848
Fresenius Medical Care AG	28,813	1,103,457
†Fresenius SE & Co. KGaA	60,412	1,803,787
GEA Group AG	21,086	878,442
Hannover Rueck SE	8,623	2,185,878
Heidelberg Materials AG	20,711	2,147,512
Henkel AG & Co. KGaA	16,205	1,274,707
Infineon Technologies AG	187,799	6,899,539
Knorr-Bremse AG	11,455	874,690
LEG Immobilien SE	10,598	865,546
Mercedes-Benz Group AG	114,749	7,935,039
Merck KGaA	18,350	3,041,138
MTU Aero Engines AG	8,167	2,088,653
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	19,517	9,761,113
Nemetschek SE	8,714	857,168
Puma SE	14,825	680,640
Rational AG	869	723,585
Rheinmetall AG	6,493	3,307,866
RWE AG	91,501	3,130,878
SAP SE	150,639	30,574,675
Scout24 SE	10,376	791,187
Siemens AG	109,813	20,430,216
Siemens Healthineers AG	39,545	2,278,470
Symrise AG	18,534	2,268,740
Talanx AG	9,134	729,253
Volkswagen AG	4,494	539,521
Vonovia SE	104,853	2,981,362
†Zalando SE	33,152	777,186
		194,284,261
Hong Kong–1.91%
AIA Group Ltd.	1,652,200	11,213,477
BOC Hong Kong Holdings Ltd.	510,500	1,572,217
CK Asset Holdings Ltd.	274,300	1,027,433
CK Hutchison Holdings Ltd.	397,660	1,904,519
CK Infrastructure Holdings Ltd.	76,500	432,018
CLP Holdings Ltd.	238,500	1,927,168
Galaxy Entertainment Group Ltd.	305,000	1,421,684
Hang Seng Bank Ltd.	102,600	1,319,116
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Henderson Land Development Co. Ltd.	236,149	$633,537
HKT Trust & HKT Ltd.	581,592	652,415
Hong Kong & China Gas Co. Ltd.	1,738,358	1,322,292
Hong Kong Exchanges & Clearing Ltd.	173,308	5,552,745
Hongkong Land Holdings Ltd.	179,600	580,108
Jardine Matheson Holdings Ltd.	22,400	792,512
Link REIT	367,366	1,427,774
MTR Corp. Ltd.	244,157	770,704
Power Assets Holdings Ltd.	213,000	1,152,413
Prudential PLC	393,878	3,576,920
†Sands China Ltd.	360,668	751,906
Sino Land Co. Ltd.	549,657	566,617
SITC International Holdings Co. Ltd.	235,000	637,978
Sun Hung Kai Properties Ltd.	204,505	1,769,013
Swire Pacific Ltd. Class A	68,500	605,259
Swire Properties Ltd.	160,961	256,415
Techtronic Industries Co. Ltd.	192,000	2,193,148
WH Group Ltd.	1,359,340	894,732
Wharf Holdings Ltd.	195,000	548,114
Wharf Real Estate Investment Co. Ltd.	228,000	604,376
		46,106,610
Ireland–0.69%
AerCap Holdings NV	30,500	2,842,600
AIB Group PLC	247,035	1,305,879
Bank of Ireland Group PLC	147,090	1,538,715
DCC PLC	14,132	989,680
†Flutter Entertainment PLC	24,931	4,558,683
Kerry Group PLC Class A	22,313	1,807,741
Kingspan Group PLC	20,993	1,787,356
Smurfit Kappa Group PLC	38,367	1,712,039
		16,542,693
Isle Of Man–0.03%
Entain PLC	91,345	727,456
		727,456
Israel–0.68%
Azrieli Group Ltd.	7,408	432,814
Bank Hapoalim BM	173,582	1,533,006
Bank Leumi Le-Israel BM	234,449	1,911,131
†Check Point Software Technologies Ltd.	13,964	2,304,060
†CyberArk Software Ltd.	6,400	1,749,888
Elbit Systems Ltd.	4,111	715,361
LVIP SSGA International Index Fund-3

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
†Global-e Online Ltd.	12,900	$467,883
ICL Group Ltd.	95,041	408,702
Isracard Ltd.	1	2
Israel Discount Bank Ltd. Class A	186,199	929,223
Mizrahi Tefahot Bank Ltd.	24,502	830,899
†Nice Ltd.	8,854	1,523,212
†Teva Pharmaceutical Industries Ltd.	139,930	2,276,612
†Teva Pharmaceutical Industries Ltd. ADR	19,969	324,496
†Wix.com Ltd.	6,700	1,065,769
		16,473,058
Italy–2.37%
Amplifon SpA	17,201	612,328
Assicurazioni Generali SpA	146,157	3,645,512
Banco BPM SpA	194,868	1,255,085
Davide Campari-Milano NV	79,179	748,247
DiaSorin SpA	4,246	423,168
Enel SpA	1,170,072	8,137,561
Eni SpA	317,512	4,880,929
Ferrari NV	18,022	7,347,765
FinecoBank Banca Fineco SpA	94,627	1,410,664
Infrastrutture Wireless Italiane SpA	52,629	549,540
Intesa Sanpaolo SpA	2,116,337	7,866,994
Leonardo SpA	65,591	1,522,905
Mediobanca Banca di Credito Finanziario SpA	77,756	1,140,005
Moncler SpA	28,587	1,746,907
†Nexi SpA	83,097	506,725
Poste Italiane SpA	66,343	845,140
Prysmian SpA	36,613	2,267,163
Recordati Industria Chimica e Farmaceutica SpA	16,947	883,876
Snam SpA	277,650	1,228,350
†Telecom Italia SpA	1,751,080	419,134
Terna - Rete Elettrica Nazionale	194,560	1,503,972
UniCredit SpA	223,001	8,264,471
		57,206,441
Japan–22.51%
Advantest Corp.	106,400	4,248,990
Aeon Co. Ltd.	89,300	1,908,774
AGC, Inc.	28,400	918,953
Aisin Corp.	18,300	596,351
Ajinomoto Co., Inc.	63,900	2,240,412
ANA Holdings, Inc.	24,500	452,189
Asahi Group Holdings Ltd.	69,500	2,451,442
Asahi Kasei Corp.	194,400	1,245,131
Asics Corp.	93,200	1,425,603
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Astellas Pharma, Inc.	256,600	$2,535,857
Bandai Namco Holdings, Inc.	83,200	1,623,768
Bridgestone Corp.	80,800	3,174,949
Brother Industries Ltd.	36,000	633,451
Canon, Inc.	141,600	3,831,975
Capcom Co. Ltd.	53,400	1,006,664
Central Japan Railway Co.	111,800	2,413,335
Chiba Bank Ltd.	80,000	712,039
Chubu Electric Power Co., Inc.	94,400	1,115,386
Chugai Pharmaceutical Co. Ltd.	99,700	3,542,080
Concordia Financial Group Ltd.	161,400	949,199
Dai Nippon Printing Co. Ltd.	29,700	999,045
Daifuku Co. Ltd.	46,200	864,330
Dai-ichi Life Holdings, Inc.	137,800	3,681,176
Daiichi Sankyo Co. Ltd.	266,700	9,156,882
Daikin Industries Ltd.	38,000	5,283,486
Daito Trust Construction Co. Ltd.	9,500	979,287
Daiwa House Industry Co. Ltd.	83,500	2,115,915
Daiwa Securities Group, Inc.	202,900	1,547,382
Denso Corp.	273,600	4,247,951
Dentsu Group, Inc.	31,800	801,078
Disco Corp.	12,900	4,894,126
East Japan Railway Co.	125,700	2,081,718
Eisai Co. Ltd.	36,100	1,479,093
ENEOS Holdings, Inc.	409,460	2,103,671
FANUC Corp.	137,000	3,754,323
Fast Retailing Co. Ltd.	25,100	6,327,652
Fuji Electric Co. Ltd.	19,300	1,097,853
FUJIFILM Holdings Corp.	161,400	3,773,925
Fujitsu Ltd.	254,000	3,973,634
Hamamatsu Photonics KK	21,500	575,685
Hankyu Hanshin Holdings, Inc.	35,100	932,422
Hikari Tsushin, Inc.	3,200	595,985
Hitachi Construction Machinery Co. Ltd.	15,100	404,318
Hitachi Ltd.	676,500	15,141,255
Honda Motor Co. Ltd.	666,000	7,119,896
Hoshizaki Corp.	17,000	539,089
Hoya Corp.	51,100	5,940,863
Hulic Co. Ltd.	64,600	571,960
Ibiden Co. Ltd.	14,500	590,130
Idemitsu Kosan Co. Ltd.	156,915	1,015,768
Inpex Corp.	132,200	1,944,915
Isuzu Motors Ltd.	86,300	1,143,050
ITOCHU Corp.	170,200	8,308,477
Japan Airlines Co. Ltd.	24,500	386,558
LVIP SSGA International Index Fund-4

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Japan Exchange Group, Inc.	70,300	$1,639,416
Japan Post Bank Co. Ltd.	198,600	1,875,646
Japan Post Holdings Co. Ltd.	321,700	3,189,207
Japan Post Insurance Co. Ltd.	33,100	642,085
Japan Real Estate Investment Corp.	196	618,858
Japan Tobacco, Inc.	170,400	4,605,005
JFE Holdings, Inc.	90,400	1,301,021
Kajima Corp.	55,600	961,224
Kansai Electric Power Co., Inc.	103,100	1,731,470
Kao Corp.	68,400	2,773,582
Kawasaki Kisen Kaisha Ltd.	59,700	868,283
KDDI Corp.	215,800	5,705,844
Keisei Electric Railway Co. Ltd.	20,800	669,158
Keyence Corp.	28,376	12,442,829
Kikkoman Corp.	88,500	1,025,047
Kintetsu Group Holdings Co. Ltd.	26,100	568,104
Kirin Holdings Co. Ltd.	114,100	1,470,131
Kobe Bussan Co. Ltd.	24,000	534,626
Koito Manufacturing Co. Ltd.	35,000	482,721
Komatsu Ltd.	130,800	3,797,419
Konami Group Corp.	13,100	942,868
Kubota Corp.	147,300	2,059,948
Kyocera Corp.	178,000	2,048,400
Kyowa Kirin Co. Ltd.	40,200	686,491
Lasertec Corp.	11,600	2,602,051
LY Corp.	393,600	951,402
M3, Inc.	59,600	568,069
Makita Corp.	33,700	915,759
Marubeni Corp.	206,800	3,824,560
MatsukiyoCocokara & Co.	52,800	758,083
Mazda Motor Corp.	91,400	883,948
McDonald's Holdings Co. Japan Ltd.	14,200	559,562
MEIJI Holdings Co. Ltd.	33,736	727,393
MINEBEA MITSUMI, Inc.	49,200	1,007,608
Mitsubishi Chemical Group Corp.	188,400	1,045,808
Mitsubishi Corp.	493,500	9,655,902
Mitsubishi Electric Corp.	271,200	4,327,839
Mitsubishi Estate Co. Ltd.	162,800	2,549,916
Mitsubishi HC Capital, Inc.	116,000	765,691
Mitsubishi Heavy Industries Ltd.	441,000	4,722,748
Mitsubishi UFJ Financial Group, Inc.	1,606,700	17,266,358
Mitsui & Co. Ltd.	378,600	8,591,389
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mitsui Chemicals, Inc.	21,100	$582,286
Mitsui Fudosan Co. Ltd.	372,900	3,403,590
Mitsui OSK Lines Ltd.	51,400	1,539,221
Mizuho Financial Group, Inc.	345,082	7,202,345
MonotaRO Co. Ltd.	43,600	512,447
MS&AD Insurance Group Holdings, Inc.	178,662	3,969,896
Murata Manufacturing Co. Ltd.	246,300	5,085,516
NEC Corp.	33,200	2,733,134
Nexon Co. Ltd.	56,300	1,041,037
NIDEC Corp.	57,900	2,585,689
Nintendo Co. Ltd.	149,800	7,966,243
Nippon Building Fund, Inc.	234	818,833
NIPPON EXPRESS HOLDINGS, Inc.	12,000	553,049
Nippon Paint Holdings Co. Ltd.	136,700	890,432
Nippon Prologis REIT, Inc.	349	544,465
Nippon Sanso Holdings Corp.	27,700	819,344
Nippon Steel Corp.	122,322	2,585,724
Nippon Telegraph & Telephone Corp.	4,275,000	4,033,470
Nippon Yusen KK	66,000	1,920,641
Nissan Chemical Corp.	18,600	589,249
Nissan Motor Co. Ltd.	358,600	1,216,730
Nissin Foods Holdings Co. Ltd.	28,200	715,473
Nitori Holdings Co. Ltd.	12,000	1,267,201
Nitto Denko Corp.	22,000	1,737,958
Nomura Holdings, Inc.	429,800	2,463,022
Nomura Real Estate Holdings, Inc.	12,000	300,653
Nomura Real Estate Master Fund, Inc.	518	459,436
Nomura Research Institute Ltd.	51,807	1,455,774
NTT Data Group Corp.	97,900	1,437,254
Obayashi Corp.	93,200	1,107,579
Obic Co. Ltd.	10,500	1,353,533
Olympus Corp.	169,500	2,732,291
Omron Corp.	24,700	848,818
Ono Pharmaceutical Co. Ltd.	50,900	694,896
Oracle Corp.	5,900	407,048
Oriental Land Co. Ltd.	157,300	4,381,991
ORIX Corp.	168,600	3,722,215
Osaka Gas Co. Ltd.	47,000	1,034,999
Otsuka Corp.	32,600	626,307
Otsuka Holdings Co. Ltd.	63,300	2,663,565
Pan Pacific International Holdings Corp.	53,000	1,239,928
Panasonic Holdings Corp.	338,400	2,770,047
LVIP SSGA International Index Fund-5

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
†Rakuten Group, Inc.	213,800	$1,102,819
Recruit Holdings Co. Ltd.	214,600	11,480,280
Renesas Electronics Corp.	218,300	4,082,694
Resona Holdings, Inc.	296,500	1,961,739
Ricoh Co. Ltd.	68,000	581,354
Rohm Co. Ltd.	53,600	716,266
SBI Holdings, Inc.	39,170	990,145
SCREEN Holdings Co. Ltd.	11,800	1,063,459
SCSK Corp.	21,000	419,373
Secom Co. Ltd.	29,100	1,717,712
Seiko Epson Corp.	41,400	643,039
Sekisui Chemical Co. Ltd.	55,000	760,955
Sekisui House Ltd.	89,400	1,979,814
Seven & i Holdings Co. Ltd.	322,800	3,932,426
SG Holdings Co. Ltd.	46,200	425,704
Shimadzu Corp.	31,600	790,540
Shimano, Inc.	11,200	1,729,529
Shin-Etsu Chemical Co. Ltd.	260,500	10,100,062
Shionogi & Co. Ltd.	36,000	1,404,512
Shiseido Co. Ltd.	56,400	1,608,324
Shizuoka Financial Group, Inc.	78,300	751,415
SMC Corp.	8,200	3,890,782
SoftBank Corp.	410,200	5,008,626
SoftBank Group Corp.	148,400	9,583,417
Sompo Holdings, Inc.	129,825	2,771,763
Sony Group Corp.	180,300	15,285,549
Subaru Corp.	88,000	1,865,125
SUMCO Corp.	42,500	611,652
Sumitomo Corp.	158,800	3,964,818
Sumitomo Electric Industries Ltd.	110,300	1,715,618
Sumitomo Metal Mining Co. Ltd.	38,200	1,158,180
Sumitomo Mitsui Financial Group, Inc.	181,700	12,112,204
Sumitomo Mitsui Trust Holdings, Inc.	91,292	2,082,427
Sumitomo Realty & Development Co. Ltd.	37,300	1,094,495
Suntory Beverage & Food Ltd.	20,800	737,806
Suzuki Motor Corp.	227,600	2,618,482
Sysmex Corp.	67,200	1,082,200
T&D Holdings, Inc.	65,700	1,146,861
Taisei Corp.	27,300	1,009,773
Takeda Pharmaceutical Co. Ltd.	228,175	5,916,751
TDK Corp.	54,000	3,311,020
Terumo Corp.	194,000	3,198,968
TIS, Inc.	33,800	655,034
Toho Co. Ltd.	17,600	514,578
Tokio Marine Holdings, Inc.	271,500	10,133,367
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
†Tokyo Electric Power Co. Holdings, Inc.	222,100	$1,195,743
Tokyo Electron Ltd.	68,400	14,837,218
Tokyo Gas Co. Ltd.	56,000	1,202,561
Tokyu Corp.	73,700	811,712
TOPPAN Holdings, Inc.	39,300	1,082,832
Toray Industries, Inc.	206,100	975,481
TOTO Ltd.	17,000	401,305
Toyota Industries Corp.	19,700	1,660,952
Toyota Motor Corp.	1,535,800	31,405,196
Toyota Tsusho Corp.	94,800	1,845,445
Trend Micro, Inc.	17,600	714,436
Unicharm Corp.	56,500	1,814,504
West Japan Railway Co.	65,800	1,224,880
Yakult Honsha Co. Ltd.	39,200	700,844
Yamaha Motor Co. Ltd.	139,500	1,291,040
Yamato Holdings Co. Ltd.	43,900	482,548
Yaskawa Electric Corp.	36,900	1,324,951
Yokogawa Electric Corp.	34,900	843,813
Zensho Holdings Co. Ltd.	13,300	508,391
ZOZO, Inc.	18,100	453,147
		544,264,900
Jordan–0.02%
Hikma Pharmaceuticals PLC	22,317	533,468
		533,468
Luxembourg–0.16%
ArcelorMittal SA	71,808	1,643,413
Eurofins Scientific SE	20,980	1,045,910
Tenaris SA	70,212	1,079,028
		3,768,351
Netherlands–5.50%
ABN AMRO Bank NV	62,809	1,032,523
†Adyen NV	3,049	3,634,963
Aegon Ltd.	197,525	1,220,160
Akzo Nobel NV	25,313	1,539,247
†Argenx SE	8,745	3,826,728
ASM International NV	6,595	5,027,385
ASML Holding NV	57,991	59,882,112
ASR Nederland NV	22,860	1,089,691
BE Semiconductor Industries NV	11,025	1,843,699
Euronext NV	12,539	1,161,578
EXOR NV	15,510	1,622,840
Ferrovial SE	73,431	2,851,521
Heineken Holding NV	18,536	1,462,036
Heineken NV	41,188	3,983,161
IMCD NV	7,491	1,037,308
ING Groep NV	480,861	8,220,084
JDE Peet's NV	18,125	361,044
Koninklijke Ahold Delhaize NV	140,699	4,157,307
LVIP SSGA International Index Fund-6

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
Koninklijke KPN NV	570,387	$2,186,865
†Koninklijke Philips NV	123,066	3,109,105
NN Group NV	41,000	1,907,845
OCI NV	11,192	273,163
Prosus NV	205,730	7,328,064
†Qiagen NV	30,271	1,249,743
Randstad NV	15,180	688,160
Stellantis NV	130,219	2,575,791
Universal Music Group NV	118,151	3,515,111
Wolters Kluwer NV	36,805	6,101,648
		132,888,882
New Zealand–0.26%
Auckland International Airport Ltd.	184,782	858,762
Fisher & Paykel Healthcare Corp. Ltd.	91,273	1,670,589
Mercury NZ Ltd.	100,946	403,657
Meridian Energy Ltd.	215,240	824,636
Spark New Zealand Ltd.	273,813	693,802
†Xero Ltd.	20,695	1,883,088
		6,334,534
Norway–0.60%
Aker BP ASA	49,283	1,256,423
DNB Bank ASA	130,497	2,563,007
Equinor ASA	128,844	3,667,897
Gjensidige Forsikring ASA	32,261	576,510
Kongsberg Gruppen ASA	12,879	1,049,427
Mowi ASA	60,866	1,013,008
Norsk Hydro ASA	194,005	1,208,329
Orkla ASA	100,554	816,995
Salmar ASA	10,141	533,787
Telenor ASA	101,648	1,158,618
Yara International ASA	25,524	735,336
		14,579,337
Poland–0.02%
†InPost SA	28,899	509,427
		509,427
Portugal–0.20%
EDP - Energias de Portugal SA	434,335	1,627,564
EDP Renovaveis SA	44,629	623,731
Galp Energia SGPS SA	77,597	1,638,782
Jeronimo Martins SGPS SA	44,236	864,586
		4,754,663
Singapore–1.17%
CapitaLand Ascendas REIT	515,065	972,394
CapitaLand Integrated Commercial Trust	713,522	1,041,868
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
CapitaLand Investment Ltd.	420,028	$823,949
DBS Group Holdings Ltd.	286,052	7,550,001
Genting Singapore Ltd.	779,000	496,929
†Grab Holdings Ltd. Class A	269,400	956,370
Keppel Ltd.	190,715	909,975
Oversea-Chinese Banking Corp. Ltd.	483,640	5,146,700
Sembcorp Industries Ltd.	127,800	453,332
Singapore Airlines Ltd.	203,050	1,033,219
Singapore Exchange Ltd.	130,100	909,549
Singapore Technologies Engineering Ltd.	235,300	751,364
Singapore Telecommunications Ltd.	1,154,900	2,342,164
United Overseas Bank Ltd.	182,385	4,213,954
Wilmar International Ltd.	315,600	721,504
		28,323,272
Spain–2.50%
Acciona SA	4,250	502,035
ACS Actividades de Construccion y Servicios SA	30,563	1,318,423
Aena SME SA	10,144	2,042,380
Amadeus IT Group SA	63,024	4,194,175
Banco Bilbao Vizcaya Argentaria SA	865,431	8,667,749
Banco de Sabadell SA	786,092	1,515,779
Banco Santander SA	2,325,500	10,785,090
CaixaBank SA	542,759	2,873,208
†Cellnex Telecom SA	66,445	2,161,108
Endesa SA	41,080	771,446
†Grifols SA	36,493	307,186
Iberdrola SA	838,969	10,885,258
Industria de Diseno Textil SA	156,115	7,750,995
Redeia Corp. SA	59,962	1,048,010
Repsol SA	175,591	2,770,906
Telefonica SA	667,640	2,831,437
		60,425,185
Sweden–3.20%
Alfa Laval AB	38,854	1,701,306
Assa Abloy AB Class B	141,820	4,008,800
Atlas Copco AB Class A	383,612	7,209,691
Atlas Copco AB Class B	219,034	3,536,906
Beijer Ref AB	48,567	749,194
Boliden AB	42,518	1,360,303
Epiroc AB Class A	95,734	1,910,344
Epiroc AB Class B	56,651	1,035,849
EQT AB	54,615	1,613,871
Essity AB Class B	88,468	2,265,328
Evolution AB	25,941	2,702,034
LVIP SSGA International Index Fund-7

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
†Fastighets AB Balder Class B	76,708	$525,572
Getinge AB Class B	30,400	516,419
H & M Hennes & Mauritz AB Class B	94,787	1,499,296
Hexagon AB Class B	299,397	3,379,833
Holmen AB Class B	16,153	635,818
Husqvarna AB Class B	66,591	533,658
Industrivarden AB Class A	15,792	537,277
Industrivarden AB Class C	22,370	754,742
Indutrade AB	37,202	953,303
Investment AB Latour Class B	26,018	702,552
Investor AB Class B	249,596	6,833,924
L E Lundbergforetagen AB Class B	13,266	655,853
Lifco AB Class B	29,670	814,602
Nibe Industrier AB Class B	220,153	933,454
Saab AB Class B	46,192	1,111,327
Sagax AB Class B	28,074	718,338
Sandvik AB	150,817	3,022,316
Securitas AB Class B	77,507	769,293
Skandinaviska Enskilda Banken AB Class A	223,126	3,294,577
Skanska AB Class B	49,422	889,680
SKF AB Class B	43,476	872,884
Svenska Cellulosa AB SCA Class B	93,543	1,381,655
Svenska Handelsbanken AB Class A	201,875	1,922,755
Swedbank AB Class A	126,447	2,601,952
†Swedish Orphan Biovitrum AB	28,289	756,936
Tele2 AB Class B	85,945	865,207
Telefonaktiebolaget LM Ericsson Class B	432,496	2,684,993
Telia Co. AB	390,908	1,048,544
Trelleborg AB Class B	31,109	1,210,430
Volvo AB Class A	29,089	758,581
Volvo AB Class B	229,528	5,870,841
†Volvo Car AB Class B	102,602	317,370
		77,467,608
Switzerland–10.40%
ABB Ltd.	233,644	12,981,811
Adecco Group AG	20,767	689,267
Alcon, Inc.	71,487	6,382,867
Avolta AG	14,219	552,332
Bachem Holding AG	5,400	495,553
Baloise Holding AG	5,969	1,051,028
Banque Cantonale Vaudoise	4,837	513,337
Barry Callebaut AG	526	857,103
BKW AG	3,392	541,013
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Chocoladefabriken Lindt & Spruengli AG	151	$3,424,732
Cie Financiere Richemont SA Class A	77,785	12,142,408
Clariant AG	37,917	596,746
Coca-Cola HBC AG	31,762	1,083,256
DSM-Firmenich AG	26,596	3,007,805
EMS-Chemie Holding AG	926	759,084
Geberit AG	5,055	2,986,470
Givaudan SA	1,318	6,249,296
Glencore PLC	1,539,185	8,776,976
Helvetia Holding AG	5,353	723,902
Holcim AG	74,539	6,605,593
Julius Baer Group Ltd.	31,289	1,748,242
Kuehne & Nagel International AG	7,600	2,185,809
Logitech International SA	23,715	2,294,293
Lonza Group AG	10,699	5,839,824
Nestle SA	386,146	39,420,459
Novartis AG	286,037	30,617,372
Partners Group Holding AG	3,208	4,120,465
Roche Holding AG	106,379	29,666,346
Sandoz Group AG	58,627	2,123,349
Schindler Holding AG	9,792	2,453,924
SGS SA	22,513	2,004,608
†Siemens Energy AG	86,623	2,255,213
SIG Group AG	42,675	781,350
Sika AG	22,407	6,414,470
Sonova Holding AG	7,273	2,247,187
STMicroelectronics NV	97,716	3,857,885
Straumann Holding AG	16,413	2,033,243
Swatch Group AG	11,235	1,164,149
Swiss Life Holding AG	4,349	3,197,673
Swiss Prime Site AG	11,752	1,114,442
Swiss Re AG	43,052	5,342,866
Swisscom AG	3,636	2,045,743
Temenos AG	8,110	559,653
UBS Group AG	470,363	13,847,294
VAT Group AG	3,998	2,266,772
Zurich Insurance Group AG	21,518	11,474,510
		251,497,720
Thailand–0.15%
†Sea Ltd. ADR	51,500	3,678,130
		3,678,130
United Kingdom–13.93%
3i Group PLC	137,406	5,325,484
Admiral Group PLC	40,792	1,348,429
Anglo American PLC	182,229	5,763,497
Ashtead Group PLC	62,310	4,160,422
Associated British Foods PLC	52,377	1,638,029
LVIP SSGA International Index Fund-8

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
AstraZeneca PLC	224,468	$35,060,135
Auto Trader Group PLC	129,794	1,314,549
Aviva PLC	412,962	2,487,971
BAE Systems PLC	442,609	7,385,424
Barclays PLC	2,181,006	5,759,391
Barratt Developments PLC	146,631	875,252
Berkeley Group Holdings PLC	13,538	785,162
BP PLC	2,441,593	14,666,651
British American Tobacco PLC	291,237	8,946,106
BT Group PLC	941,664	1,670,666
Bunzl PLC	45,743	1,740,493
Burberry Group PLC	53,120	589,434
Centrica PLC	819,977	1,398,282
Coca-Cola Europacific Partners PLC	32,160	2,355,817
Compass Group PLC	252,247	6,887,490
Croda International PLC	20,287	1,012,456
Diageo PLC	319,686	10,060,440
Endeavour Mining PLC	26,771	570,563
Experian PLC	131,432	6,124,035
GSK PLC	598,920	11,579,759
Haleon PLC	989,688	4,035,933
Halma PLC	50,556	1,729,345
Hargreaves Lansdown PLC	58,970	843,837
HSBC Holdings PLC (London Shares)	2,740,172	23,689,270
Imperial Brands PLC	126,566	3,238,238
Informa PLC	192,235	2,079,630
InterContinental Hotels Group PLC	23,577	2,481,454
Intertek Group PLC	23,929	1,450,120
J Sainsbury PLC	209,264	674,553
JD Sports Fashion PLC	339,910	513,468
Kingfisher PLC	284,759	895,590
Land Securities Group PLC	110,952	868,876
Legal & General Group PLC	839,847	2,409,946
Lloyds Banking Group PLC	9,210,180	6,373,150
London Stock Exchange Group PLC	65,784	7,816,807
M&G PLC	290,077	748,040
Melrose Industries PLC	193,277	1,352,074
Mondi PLC	68,412	1,313,192
National Grid PLC	693,143	7,733,356
NatWest Group PLC	945,481	3,726,577
Next PLC	17,259	1,971,392
Pearson PLC	102,796	1,287,489
Persimmon PLC	45,540	778,307
Phoenix Group Holdings PLC	101,089	666,407
Reckitt Benckiser Group PLC	103,037	5,577,263
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
RELX PLC	268,847	$12,367,118
Rentokil Initial PLC	354,665	2,067,706
Rio Tinto PLC	162,363	10,674,687
†Rolls-Royce Holdings PLC	1,216,182	7,022,729
Sage Group PLC	138,876	1,910,895
Schroders PLC	117,517	540,436
Segro PLC	167,286	1,899,389
Severn Trent PLC	37,424	1,125,922
Shell PLC	929,301	33,291,817
Smith & Nephew PLC	118,153	1,464,596
Smiths Group PLC	45,532	981,346
Spirax Group PLC	9,806	1,051,160
SSE PLC	153,463	3,471,496
Standard Chartered PLC	334,215	3,024,964
Taylor Wimpey PLC	464,357	834,411
Tesco PLC	1,032,410	3,993,511
Unilever PLC	363,590	19,970,225
United Utilities Group PLC	96,652	1,200,518
Vodafone Group PLC	3,308,604	2,917,645
Whitbread PLC	29,619	1,113,881
†Wise PLC Class A	88,658	763,774
WPP PLC	148,207	1,357,152
		336,805,629
United States–0.20%
†Monday.com Ltd.	4,400	1,059,344
Stellantis NV	185,991	3,680,182
		4,739,526
Total Common Stock (Cost $1,326,829,717)		2,387,567,353
ΔCONVERTIBLE PREFERRED STOCK–0.05%
Germany–0.05%
Dr Ing hc F Porsche AG	17,264	1,285,348
Total Convertible Preferred Stock (Cost $1,482,665)		1,285,348
ΔPREFERRED STOCKS–0.34%
Germany–0.34%
Bayerische Motoren Werke AG 7.30%	8,815	778,363
Henkel AG & Co. KGaA 2.24%	24,267	2,162,784
Porsche Automobil Holding SE 6.08%	22,056	997,037
Sartorius AG 0.34%	3,779	886,320
Volkswagen AG 8.60%	29,736	3,356,546
Total Preferred Stocks (Cost $7,653,351)		8,181,050
LVIP SSGA International Index Fund-9

LVIP SSGA International Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
RIGHTS–0.00%
Italy–0.00%
=†Amplifon SpA	17,201	$0
Total Rights (Cost $0)		0

MONEY MARKET FUND–0.13%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 5.25%)	3,154,129	3,154,129
Total Money Market Fund (Cost $3,154,129)		3,154,129

TOTAL INVESTMENTS–99.28% (Cost $1,339,119,862)	$2,400,187,880
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.72%	17,505,731
NET ASSETS APPLICABLE TO 219,636,901 SHARES OUTSTANDING–100.00%	$2,417,693,611
NET ASSET VALUE PER SHARE–LVIP SSGA INTERNATIONAL INDEX FUND STANDARD CLASS ($2,140,548,687 / 194,434,350 Shares)	$11.009
NET ASSET VALUE PER SHARE–LVIP SSGA INTERNATIONAL INDEX FUND SERVICE CLASS ($277,144,924 / 25,202,551 Shares)	$10.997
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$1,656,732,887
Distributable earnings/(accumulated loss)	760,960,724
TOTAL NET ASSETS	$2,417,693,611

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".

★Includes $933,618 cash collateral held at broker for futures contracts, $33,276 variation margin due from broker on futures contracts,
$1,620,282 payable for fund shares redeemed, $104,342 other accrued expenses payable, $666,898 due to manager and affiliates, $15,888 payable for audit fee, $90,301 payable for fund accounting fee and $218,135 Payable for licensing fee as of June 30, 2024.

The following futures contracts were outstanding at June 30, 2024:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
251	E-mini MSCI EAFE Index	$29,407,160	$29,447,738	9/20/24	$—	$(40,578)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

LVIP SSGA International Index Fund-10

LVIP SSGA International Index Fund
Statement of Net Assets (continued)

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
CDI–Chess Depository Interest
CVA–Dutch Certificate
EAFE–Europe Australasia Far East
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Index Fund-11

LVIP SSGA International Index Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$52,780,364
Foreign taxes withheld	(5,375,334)
47,405,030
EXPENSES:
Management fees	4,823,585
Index fees	397,597
Shareholder servicing fees	349,710
Distribution fees-Service Class	344,824
Accounting and administration expenses	209,040
Custodian fees	77,598
Professional fees	65,952
Trustees’ fees and expenses	37,970
Pricing fees	31,023
Reports and statements to shareholders	14,908
Consulting fees	1,920
Other	27,970
6,382,097
Less:
Management fees waived	(1,509,861)
Total operating expenses	4,872,236
NET INVESTMENT INCOME	42,532,794
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(5,964,624)
Foreign currencies	(302,267)
Futures contracts	3,391,587
Net realized loss	(2,875,304)
Net change in unrealized appreciation (depreciation) of:
Investments	87,070,467
Foreign currencies	(667,421)
Futures contracts	(2,469,797)
Net change in unrealized appreciation (depreciation)	83,933,249
NET REALIZED AND UNREALIZED GAIN	81,057,945
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$123,590,739
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA International Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$42,532,794	$60,115,503
Net realized gain (loss)	(2,875,304)	40,598,209
Net change in unrealized appreciation (depreciation)	83,933,249	277,909,657
Net increase in net assets resulting from operations	123,590,739	378,623,369
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(63,141,897)
Service Class	—	(7,544,783)
	—	(70,686,680)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	60,655,213	213,273,326
Service Class	14,340,628	28,133,769
Reinvestment of dividends and distributions:
Standard Class	—	63,141,897
Service Class	—	7,544,783
	74,995,841	312,093,775
Cost of shares redeemed:
Standard Class	(150,424,845)	(445,802,675)
Service Class	(24,996,450)	(51,856,609)
	(175,421,295)	(497,659,284)
Decrease in net assets derived from capital share transactions	(100,425,454)	(185,565,509)
NET INCREASE IN NET ASSETS	23,165,285	122,371,180
NET ASSETS:
Beginning of period	2,394,528,326	2,272,157,146
End of period	$2,417,693,611	$2,394,528,326
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Index Fund-12

LVIP SSGA International Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA International Index Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$10.462	$9.178	$11.218	$10.374	$9.843	$8.305
Income (loss) from investment operations:
Net investment income[2]	0.191	0.265	0.274	0.277	0.195	0.269
Net realized and unrealized gain (loss)	0.356	1.339	(1.888)	0.861	0.568	1.518
Total from investment operations	0.547	1.604	(1.614)	1.138	0.763	1.787
Less dividends and distributions from:
Net investment income	—	(0.320)	(0.426)	(0.294)	(0.232)	(0.249)
Total dividends and distributions	—	(0.320)	(0.426)	(0.294)	(0.232)	(0.249)
Net asset value, end of period	$11.009	$10.462	$9.178	$11.218	$10.374	$9.843
Total return[3]	5.23%	17.57%	(14.32% )	11.06%	7.85%	21.58%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,140,549	$2,120,494	$2,016,487	$2,734,309	$2,671,741	$2,881,403
Ratio of expenses to average net assets	0.38%	0.39%	0.37%	0.37%	0.38%	0.38%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.51%	0.51%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	3.54%	2.65%	2.86%	2.48%	2.17%	2.90%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.41%	2.53%	2.73%	2.35%	2.05%	2.78%
Portfolio turnover	1%	3%	3%	3%	18%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Index Fund-13

LVIP SSGA International Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA International Index Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$10.463	$9.180	$11.220	$10.375	$9.846	$8.309
Income (loss) from investment operations:
Net investment income[2]	0.178	0.240	0.250	0.249	0.173	0.246
Net realized and unrealized gain (loss)	0.356	1.338	(1.889)	0.861	0.565	1.515
Total from investment operations	0.534	1.578	(1.639)	1.110	0.738	1.761
Less dividends and distributions from:
Net investment income	—	(0.295)	(0.401)	(0.265)	(0.209)	(0.224)
Total dividends and distributions	—	(0.295)	(0.401)	(0.265)	(0.209)	(0.224)
Net asset value, end of period	$10.997	$10.463	$9.180	$11.220	$10.375	$9.846
Total return[3]	5.10%	17.27%	(14.53% )	10.78%	7.58%	21.28%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$277,145	$274,034	$255,670	$323,905	$310,753	$303,955
Ratio of expenses to average net assets	0.63%	0.64%	0.62%	0.62%	0.63%	0.63%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.76%	0.76%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	3.29%	2.40%	2.61%	2.23%	1.92%	2.65%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.16%	2.28%	2.48%	2.10%	1.80%	2.53%
Portfolio turnover	1%	3%	3%	3%	18%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Index Fund-14

LVIP SSGA International Index Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA International Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in
LVIP SSGA International Index Fund-15

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2024, the value and cost of foreign currency held by the LVIP SSGA International Index Fund is $4,869,843 and $4,883,108 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2024.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.40% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.097% on the first $1 billion of the Fund’s average daily net assets and 0.145% of the Fund’s average daily net assets in excess of $1 billion.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$102,206
Legal	15,551
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,196 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets
LVIP SSGA International Index Fund-16

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$550,674
Distribution fees payable to LFD	57,452
Printing and mailing fees payable to Lincoln Life	621
Shareholder servicing fees payable to Lincoln Life	58,151
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$19,838,948
Sales	39,718,234
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$1,339,119,862
Aggregate unrealized appreciation of investments and derivatives	$1,134,422,005
Aggregate unrealized depreciation of investments and derivatives	(73,420,407)
Net unrealized appreciation of investments and derivatives	$1,061,001,598
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA International Index Fund-17

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$177,157,233	$—	$—	$177,157,233
Austria	4,620,500	—	—	4,620,500
Belgium	19,001,232	—	—	19,001,232
Chile	1,485,471	—	—	1,485,471
China	577,324	—	—	577,324
Denmark	92,201,513	—	—	92,201,513
Faeroe Islands	3,332,648	—	—	3,332,648
Finland	24,476,343	—	—	24,476,343
France	262,803,938	—	—	262,803,938
Germany	194,284,261	—	—	194,284,261
Hong Kong	46,106,610	—	—	46,106,610
Ireland	16,542,693	—	—	16,542,693
Isle Of Man	727,456	—	—	727,456
Israel	5,912,096	10,560,962	—	16,473,058
Italy	57,206,441	—	—	57,206,441
Japan	544,264,900	—	—	544,264,900
Jordan	533,468	—	—	533,468
Luxembourg	3,768,351	—	—	3,768,351
Netherlands	132,888,882	—	—	132,888,882
New Zealand	4,663,945	1,670,589	—	6,334,534
Norway	14,579,337	—	—	14,579,337
Poland	509,427	—	—	509,427
Portugal	4,754,663	—	—	4,754,663
Singapore	28,323,272	—	—	28,323,272
Spain	60,425,185	—	—	60,425,185
Sweden	77,467,608	—	—	77,467,608
Switzerland	251,497,720	—	—	251,497,720
Thailand	3,678,130	—	—	3,678,130
United Kingdom	336,805,629	—	—	336,805,629
United States	4,739,526	—	—	4,739,526
Convertible Preferred Stock	1,285,348	—	—	1,285,348
Preferred Stocks	8,181,050	—	—	8,181,050
Rights	—	—	— *	—
Money Market Fund	3,154,129	—	—	3,154,129
Total Investments	$2,387,956,329	$12,231,551	$—	$2,400,187,880
Derivatives:

Liabilities:
Futures Contract	$(40,578)	$—	$—	$(40,578)

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2024, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at June 30, 2024, a portion of the portfolio was categorized as Level 2.
LVIP SSGA International Index Fund-18

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	5,605,324	21,368,625
Service Class	1,326,717	2,814,504
Shares reinvested:
Standard Class	—	6,193,149
Service Class	—	739,855
	6,932,041	31,116,133
Shares redeemed:
Standard Class	(13,856,092)	(44,592,170)
Service Class	(2,314,387)	(5,216,366)
	(16,170,479)	(49,808,536)
Net decrease	(9,238,438)	(18,692,403)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $75,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. The Fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2024, the Fund used futures contracts to facilitate investments in portfolio securities; to reduce transaction costs and as a cash management tool.
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(40,578)
LVIP SSGA International Index Fund-19

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$3,391,587	$(2,469,797)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$37,996,735	$—
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2024, the Fund had no assets and liabilities subject to offsetting provisions.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was
LVIP SSGA International Index Fund-20

LVIP SSGA International Index Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA International Index Fund-21

LVIP SSGA International Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP SSGA International Managed Volatility Fund

LVIP SSGA International Managed Volatility Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–95.07%
INVESTMENT COMPANY–95.07%
International Equity Fund–95.07%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	25,616,071	$282,007,323
Total Affiliated Investment (Cost $207,288,806)		282,007,323

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–4.57%
INVESTMENT COMPANY–4.57%
Money Market Fund–4.57%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	13,553,632	$13,553,632
Total Unaffiliated Investment (Cost $13,553,632)		13,553,632

TOTAL INVESTMENTS–99.64% (Cost $220,842,438)	295,560,955
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.36%	1,068,364
NET ASSETS APPLICABLE TO 29,792,144 SHARES OUTSTANDING–100.00%	$296,629,319

✧✧Standard Class shares.

The following futures contracts were outstanding at June 30, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
45	British Pound	$3,557,531	$3,585,494	9/16/24	$—	$(27,963)
44	Euro	5,913,600	5,929,963	9/16/24	—	(16,363)
54	Japanese Yen	4,247,438	4,361,656	9/16/24	—	(114,218)
					—	(158,544)
Equity Contracts:
3	E-mini MSCI Emerging Markets Index	163,230	162,378	9/20/24	852	—
1	E-mini S&P 500 Index	276,075	274,642	9/20/24	1,433	—
1	E-mini S&P MidCap 400 Index	295,810	298,733	9/20/24	—	(2,923)
110	Euro STOXX 50 Index	5,803,052	5,925,123	9/20/24	—	(122,071)
34	FTSE 100 Index	3,529,467	3,517,106	9/20/24	12,361	—
17	Nikkei 225 Index (OSE)	4,182,110	4,082,974	9/12/24	99,136	—
					113,782	(124,994)
Total Futures Contracts					$113,782	$(283,538)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund-1

LVIP SSGA International Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2024 (unaudited)
ASSETS:
Affiliated investments, at value	$282,007,323
Unaffiliated investments, at value	13,553,632
Cash collateral held at broker for futures contracts	1,170,860
Receivable for securities sold	119,960
Dividends and interest receivable	59,411
Expense reimbursement receivable from Lincoln Financial Investments Corporation	12,314
Receivable for fund shares sold	11,413
Variation margin due from broker on futures contracts	3,512
Prepaid expenses	751
TOTAL ASSETS	296,939,176
LIABILITIES:
Payable for fund shares redeemed	137,687
Due to manager and affiliates	119,690
Payable for fund accounting fee	22,105
Other accrued expenses payable	16,613
Payable for audit fee	13,762
TOTAL LIABILITIES	309,857
TOTAL NET ASSETS	$296,629,319
Affiliated investments, at cost	$207,288,806
Unaffiliated investments, at cost	13,553,632
Standard Class:
Net Assets	$26,903,695
Shares Outstanding	2,700,812
Net Asset Value Per Share	$9.961
Service Class:
Net Assets	$269,725,624
Shares Outstanding	27,091,332
Net Asset Value Per Share	$9.956
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$234,227,880
Distributable earnings/(accumulated loss)	62,401,439
TOTAL NET ASSETS	$296,629,319
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund-2

LVIP SSGA International Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$352,253
EXPENSES:
Management fees	349,499
Distribution fees-Service Class	346,932
Shareholder servicing fees	44,067
Accounting and administration expenses	37,374
Professional fees	20,637
Reports and statements to shareholders	5,292
Trustees’ fees and expenses	4,901
Custodian fees	2,267
Consulting fees	2,089
Pricing fees	269
Other	4,953
818,280
Less:
Management fees waived	(7,598)
Expenses reimbursed	(91,458)
Total operating expenses	719,224
NET INVESTMENT LOSS	(366,971)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	6,147,540
Foreign currencies	(542)
Futures contracts	1,053,557
Net realized gain	7,200,555
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	8,937,677
Foreign currencies	3,736
Futures contracts	(644,466)
Net change in unrealized appreciation (depreciation)	8,296,947
NET REALIZED AND UNREALIZED GAIN	15,497,502
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,130,531
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA International Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(366,971)	$8,080,552
Net realized gain	7,200,555	9,425,937
Net change in unrealized appreciation (depreciation)	8,296,947	31,875,308
Net increase in net assets resulting from operations	15,130,531	49,381,797
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(728,322)
Service Class	—	(7,359,751)
	—	(8,088,073)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,596,039	8,459,911
Service Class	2,048,359	8,069,582
Reinvestment of dividends and distributions:
Standard Class	—	728,322
Service Class	—	7,359,751
	6,644,398	24,617,566
Cost of shares redeemed:
Standard Class	(4,831,150)	(9,374,902)
Service Class	(29,869,876)	(59,875,955)
	(34,701,026)	(69,250,857)
Decrease in net assets derived from capital share transactions	(28,056,628)	(44,633,291)
NET DECREASE IN NET ASSETS	(12,926,097)	(3,339,567)
NET ASSETS:
Beginning of period	309,555,416	312,894,983
End of period	$296,629,319	$309,555,416
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund-3

LVIP SSGA International Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA International Managed Volatility Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20[2]	12/31/19
Net asset value, beginning of period	$9.474	$8.301	$10.434	$9.634	$9.905	$8.555
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.001)	0.259	0.353	0.226	0.180	0.210
Net realized and unrealized gain (loss)	0.488	1.189	(2.114)	0.811	(0.276)	1.396
Total from investment operations	0.487	1.448	(1.761)	1.037	(0.096)	1.606
Less dividends and distributions from:
Net investment income	—	(0.275)	(0.372)	(0.237)	(0.175)	(0.232)
Net realized gain	—	—	—	—	—	(0.024)
Total dividends and distributions	—	(0.275)	(0.372)	(0.237)	(0.175)	(0.256)
Net asset value, end of period	$9.961	$9.474	$8.301	$10.434	$9.634	$9.905
Total return[4]	5.14%	17.44%	(16.83% )	10.76%	(0.97% )	18.79%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$26,904	$25,817	$22,837	$27,222	$23,989	$22,371
Ratio of expenses to average net assets[5]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.32%	0.32%	0.32%	0.31%	0.32%	0.49%
Ratio of net investment income (loss) to average net assets	(0.01% )[6]	2.87%	4.02%	2.17%	2.07%	2.25%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.08% )[6]	2.80%	3.95%	2.11%	2.00%	2.01%
Portfolio turnover	0%	4%	8%	4%	10%	4%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund-4

LVIP SSGA International Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA International Managed Volatility Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20[2]	12/31/19
Net asset value, beginning of period	$9.481	$8.307	$10.440	$9.639	$9.912	$8.562
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.013)	0.237	0.331	0.200	0.158	0.186
Net realized and unrealized gain (loss)	0.488	1.188	(2.114)	0.812	(0.279)	1.395
Total from investment operations	0.475	1.425	(1.783)	1.012	(0.121)	1.581
Less dividends and distributions from:
Net investment income	—	(0.251)	(0.350)	(0.211)	(0.152)	(0.207)
Net realized gain	—	—	—	—	—	(0.024)
Total dividends and distributions	—	(0.251)	(0.350)	(0.211)	(0.152)	(0.231)
Net asset value, end of period	$9.956	$9.481	$8.307	$10.440	$9.639	$9.912
Total return[4]	5.01%	17.15%	(17.04% )	10.49%	(1.22% )	18.49%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$269,726	$283,738	$290,058	$365,175	$367,033	$375,406
Ratio of expenses to average net assets[5]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.57%	0.57%	0.57%	0.56%	0.57%	0.74%
Ratio of net investment income (loss) to average net assets	(0.26% )[6]	2.62%	3.77%	1.92%	1.82%	2.00%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.33% )[6]	2.55%	3.70%	1.86%	1.75%	1.76%
Portfolio turnover	0%	4%	8%	4%	10%	4%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA International Managed Volatility Fund-5

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed  to be a shareholder  of any other series. These financial statements  and the related notes pertain to the LVIP SSGA International Managed Volatility Fund (the “Fund”).  The financial statements of the Trust’s other series are included in separate reports to their shareholders.  The Trust is an open-end  investment company. The Fund is a diversified management investment company registered  under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln  Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, primarily the LVIP SSGA International Index Fund (collectively,  the “Underlying Funds”). The Fund is advised by Lincoln Financial Investments Corporation ("LFI"). The LVIP SSGA International Index Fund, which is subadvised by an unaffiliated sub-adviser, invests primarily in the securities of companies located in developed countries outside of the United States. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP SSGA International Managed Volatility Fund-6

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.23% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.245% of the Fund’s average daily net assets for the Standard Class and 0.495% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2024	2025	2026	Total
LFI	$196,873	$205,670	$203,425	$605,968
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$13,004
Legal	1,979
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,692 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP SSGA International Managed Volatility Fund-7

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$12,314
Management fees payable to LFI	55,542
Distribution fees payable to LFD	56,153
Printing and mailing fees payable to Lincoln Life	836
Shareholder servicing fees payable to Lincoln Life	7,159
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Number of Shares 06/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-95.07%@
International Equity Fund-95.07%@
✧✧LVIP SSGA International Index Fund	$296,682,363	$405,856	$30,166,113	$6,147,540	$8,937,677	$282,007,323	25,616,071	$—	$—

@ As a percentage of Net Assets as of June 30, 2024.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$405,856
Sales	30,166,113
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$220,842,438
Aggregate unrealized appreciation of investments and derivatives	$74,832,299
Aggregate unrealized depreciation of investments and derivatives	(283,538)
Net unrealized appreciation of investments and derivatives	$74,548,761
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP SSGA International Managed Volatility Fund-8

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$282,007,323	$—	$—	$282,007,323
Unaffiliated Investment Company	13,553,632	—	—	13,553,632
Total Investments	$295,560,955	$—	$—	$295,560,955
Derivatives:
Assets:
Futures Contracts	$113,782	$—	$—	$113,782
Liabilities:
Futures Contracts	$(283,538)	$—	$—	$(283,538)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	462,308	939,083
Service Class	208,350	892,968
Shares reinvested:
Standard Class	—	76,781
Service Class	—	775,328
	670,658	2,684,160
Shares redeemed:
Standard Class	(486,617)	(1,041,907)
Service Class	(3,045,218)	(6,657,656)
	(3,531,835)	(7,699,563)
Net decrease	(2,861,177)	(5,015,403)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
LVIP SSGA International Managed Volatility Fund-9

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
 5. Line of Credit (continued)
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$113,782	Variation margin due from broker on futures contracts	$(124,994)
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	—	Variation margin due from broker on futures contracts	(158,544)
Total		$113,782		$(283,538)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,461,192	$(219,676)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(407,635)	(424,790)
Total		$1,053,557	$(644,466)
LVIP SSGA International Managed Volatility Fund-10

LVIP SSGA International Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$25,457,811	$—
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA International Managed Volatility Fund-11

LVIP SSGA Large Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP SSGA Large Cap Managed Volatility Fund

LVIP SSGA Large Cap Managed Volatility Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–95.02%
INVESTMENT COMPANY–95.02%
Equity Fund–95.02%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	28,781,900	$876,725,463
Total Affiliated Investment (Cost $448,793,682)		876,725,463

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–4.79%
INVESTMENT COMPANY–4.79%
Money Market Fund–4.79%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	44,178,107	$44,178,107
Total Unaffiliated Investment (Cost $44,178,107)		44,178,107

TOTAL INVESTMENTS–99.81% (Cost $492,971,789)	920,903,570
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.19%	1,757,213
NET ASSETS APPLICABLE TO 52,428,602 SHARES OUTSTANDING–100.00%	$922,660,783

✧✧Standard Class shares.

The following futures contracts were outstanding at June 30, 2024:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
169	E-mini S&P 500 Index	$46,656,675	$46,414,576	9/20/24	$242,099	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund-1

LVIP SSGA Large Cap Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2024 (unaudited)
ASSETS:
Affiliated investments, at value	$876,725,463
Unaffiliated investments, at value	44,178,107
Cash collateral held at broker for futures contracts	2,193,620
Receivable for securities sold	645,819
Dividends and interest receivable	189,204
Expense reimbursement receivable from Lincoln Financial Investments Corporation	28,514
Prepaid expenses	15,470
TOTAL ASSETS	923,976,197
LIABILITIES:
Payable for fund shares redeemed	679,809
Due to manager and affiliates	381,442
Variation margin due to broker on futures contracts	207,022
Payable for fund accounting fee	22,033
Payable for audit fee	13,762
Other accrued expenses payable	11,346
TOTAL LIABILITIES	1,315,414
TOTAL NET ASSETS	$922,660,783
Affiliated investments, at cost	$448,793,682
Unaffiliated investments, at cost	44,178,107
Standard Class:
Net Assets	$30,229
Shares Outstanding	1,710
Net Asset Value Per Share	$17.673
Service Class:
Net Assets	$922,630,554
Shares Outstanding	52,426,892
Net Asset Value Per Share	$17.598
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$636,999,906
Distributable earnings/(accumulated loss)	285,660,877
TOTAL NET ASSETS	$922,660,783
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund-2

LVIP SSGA Large Cap Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$1,076,207
EXPENSES:
Distribution fees-Service Class	1,122,800
Management fees	1,033,008
Shareholder servicing fees	130,249
Accounting and administration expenses	66,495
Professional fees	25,803
Trustees’ fees and expenses	14,109
Reports and statements to shareholders	8,472
Custodian fees	2,411
Consulting fees	2,284
Pricing fees	34
Other	11,277
2,416,942
Less:
Management fees waived	(22,457)
Expenses reimbursed	(171,307)
Total operating expenses	2,223,178
NET INVESTMENT LOSS	(1,146,971)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Sale of affiliated investments	19,200,778
Futures contracts	5,991,881
Net realized gain	25,192,659
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	102,425,375
Futures contracts	(1,344,871)
Net change in unrealized appreciation (depreciation)	101,080,504
NET REALIZED AND UNREALIZED GAIN	126,273,163
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$125,126,192
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Large Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,146,971)	$9,396,011
Net realized gain	25,192,659	25,163,849
Net change in unrealized appreciation (depreciation)	101,080,504	145,606,259
Net increase in net assets resulting from operations	125,126,192	180,166,119
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(3,874)
Service Class	—	(130,545,889)
	—	(130,549,763)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class	12,503,962	45,986,772
Reinvestment of dividends and distributions:
Standard Class	—	3,874
Service Class	—	130,545,889
	12,503,962	176,536,535
Cost of shares redeemed:
Service Class	(91,941,644)	(121,281,588)
	(91,941,644)	(121,281,588)
Increase (decrease) in net assets derived from capital share transactions	(79,437,682)	55,254,947
NET INCREASE IN NET ASSETS	45,688,510	104,871,303
NET ASSETS:
Beginning of period	876,972,273	772,100,970
End of period	$922,660,783	$876,972,273
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund-3

LVIP SSGA Large Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Large Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20[2]	12/31/19
Net asset value, beginning of period	$15.367	$14.628	$18.757	$16.325	$14.814	$12.851
Income (loss) from investment operations:
Net investment income[3]	0.001	0.216	0.187	0.173	0.192	0.219
Net realized and unrealized gain (loss)	2.305	3.158	(3.343)	4.298	2.082	2.465
Total from investment operations	2.306	3.374	(3.156)	4.471	2.274	2.684
Less dividends and distributions from:
Net investment income	—	(0.202)	(0.216)	(0.254)	(0.288)	(0.210)
Net realized gain	—	(2.433)	(0.757)	(1.785)	(0.475)	(0.511)
Total dividends and distributions	—	(2.635)	(0.973)	(2.039)	(0.763)	(0.721)
Net asset value, end of period	$17.673	$15.367	$14.628	$18.757	$16.325	$14.814
Total return[4]	15.01%	24.44%	(16.78% )	28.09%	15.78%	21.19%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$30	$26	$21	$25	$20	$17
Ratio of expenses to average net assets[5]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.29%	0.30%	0.30%	0.29%	0.29%	0.43%
Ratio of net investment income (loss) to average net assets	(0.01% )[6]	1.38%	1.13%	0.94%	1.29%	1.57%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.05% )[6]	1.33%	1.08%	0.90%	1.25%	1.39%
Portfolio turnover	0%	9%	9%	4%	10%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund-4

LVIP SSGA Large Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Large Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20[2]	12/31/19
Net asset value, beginning of period	$15.321	$14.596	$18.718	$16.299	$14.796	$12.844
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.021)	0.176	0.144	0.126	0.153	0.184
Net realized and unrealized gain (loss)	2.298	3.147	(3.333)	4.287	2.076	2.456
Total from investment operations	2.277	3.323	(3.189)	4.413	2.229	2.640
Less dividends and distributions from:
Net investment income	—	(0.165)	(0.176)	(0.209)	(0.251)	(0.177)
Net realized gain	—	(2.433)	(0.757)	(1.785)	(0.475)	(0.511)
Total dividends and distributions	—	(2.598)	(0.933)	(1.994)	(0.726)	(0.688)
Net asset value, end of period	$17.598	$15.321	$14.596	$18.718	$16.299	$14.796
Total return[4]	14.86%	24.13%	(17.00% )	27.77%	15.49%	20.86%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$922,631	$876,946	$772,080	$962,155	$836,192	$745,519
Ratio of expenses to average net assets[5]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.54%	0.55%	0.55%	0.54%	0.54%	0.68%
Ratio of net investment income (loss) to average net assets	(0.26% )[6]	1.13%	0.88%	0.69%	1.04%	1.32%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.30% )[6]	1.08%	0.83%	0.65%	1.00%	1.14%
Portfolio turnover	0%	9%	9%	4%	10%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Large Cap Managed Volatility Fund-5

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Large Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP SSGA S&P 500 Index Fund (collectively, “the Underlying Funds”). The Fund is advised by Lincoln Financial Investments Corporation ("LFI"). The LVIP SSGA S&P 500 Index Fund, which is sub-advised by an unaffiliated sub-adviser, invests primarily in stocks that make up the S&P 500®Index and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.23% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average
LVIP SSGA Large Cap Managed Volatility Fund-6

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
daily net assets.   This agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.245% of the Fund’s average daily net assets for the Standard Class and 0.495% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2024	2025	2026	Total
LFI	$310,996	$329,314	$339,047	$979,357
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$37,974
Legal	5,778
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,401 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$28,514
Management fees payable to LFI	169,843
Distribution fees payable to LFD	188,708
Printing and mailing fees payable to Lincoln Life	1,000
Shareholder servicing fees payable to Lincoln Life	21,891
LVIP SSGA Large Cap Managed Volatility Fund-7

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Number of Shares 06/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-95.02%@
Equity Fund-95.02%@
✧✧LVIP SSGA S&P 500 Index Fund	$838,438,274	$1,944,175	$85,283,139	$19,200,778	$102,425,375	$876,725,463	28,781,900	$—	$—

@ As a percentage of Net Assets as of June 30, 2024.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$1,944,175
Sales	85,283,139
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$492,971,789
Aggregate unrealized appreciation of investments and derivatives	$428,173,880
Aggregate unrealized depreciation of investments and derivatives	—
Net unrealized appreciation of investments and derivatives	$428,173,880
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
LVIP SSGA Large Cap Managed Volatility Fund-8

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$876,725,463	$—	$—	$876,725,463
Unaffiliated Investment Company	44,178,107	—	—	44,178,107
Total Investments	$920,903,570	$—	$—	$920,903,570
Derivatives:
Assets:
Futures Contract	$242,099	$—	$—	$242,099
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	—	—
Service Class	760,360	3,002,836
Shares reinvested:
Standard Class	—	266
Service Class	—	9,028,009
	760,360	12,031,111
Shares redeemed:
Standard Class	—	—
Service Class	(5,572,550)	(7,687,432)
	(5,572,550)	(7,687,432)
Net increase (decrease)	(4,812,190)	4,343,679
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the
LVIP SSGA Large Cap Managed Volatility Fund-9

LVIP SSGA Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$242,099	Variation margin due to broker on futures contracts	$—

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$5,991,881	$(1,344,871)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$41,775,038	$—
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Large Cap Managed Volatility Fund-10

LVIP SSGA Mid-Cap Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP SSGA Mid-Cap Index Fund

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.68%
Aerospace & Defense–1.29%
BWX Technologies, Inc.	30,436	$2,891,420
Curtiss-Wright Corp.	12,752	3,455,537
Hexcel Corp.	27,674	1,728,241
Woodward, Inc.	20,284	3,537,124
		11,612,322
Air Freight & Logistics–0.22%
†GXO Logistics, Inc.	39,766	2,008,183
		2,008,183
Automobile Components–1.13%
†Adient PLC	29,908	739,027
Autoliv, Inc.	24,114	2,579,957
Gentex Corp.	76,976	2,594,861
†Goodyear Tire & Rubber Co.	94,790	1,075,866
Lear Corp.	18,908	2,159,483
†Visteon Corp.	9,189	980,466
		10,129,660
Automobiles–0.34%
Harley-Davidson, Inc.	40,755	1,366,922
Thor Industries, Inc.	17,755	1,659,205
		3,026,127
Banks–5.15%
Associated Banc-Corp.	49,362	1,044,006
Bank OZK	35,126	1,440,166
Cadence Bank	60,826	1,720,159
Columbia Banking System, Inc.	69,715	1,386,631
Commerce Bancshares, Inc.	39,249	2,189,309
Cullen/Frost Bankers, Inc.	21,394	2,174,272
East West Bancorp, Inc.	46,329	3,392,673
First Financial Bankshares, Inc.	42,805	1,264,032
First Horizon Corp.	182,086	2,871,496
FNB Corp.	119,784	1,638,645
Glacier Bancorp, Inc.	37,754	1,408,979
Hancock Whitney Corp.	28,845	1,379,656
Home BancShares, Inc.	62,030	1,486,239
International Bancshares Corp.	17,804	1,018,567
New York Community Bancorp, Inc.	259,604	835,925
Old National Bancorp	105,143	1,807,408
Pinnacle Financial Partners, Inc.	25,469	2,038,539
Prosperity Bancshares, Inc.	31,944	1,953,056
SouthState Corp.	25,366	1,938,470
Synovus Financial Corp.	48,759	1,959,624
†Texas Capital Bancshares, Inc.	15,534	949,749
UMB Financial Corp.	14,607	1,218,516
United Bankshares, Inc.	44,907	1,456,783
Valley National Bancorp	142,412	994,036
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Webster Financial Corp.	57,099	$2,488,946
Wintrust Financial Corp.	20,562	2,026,591
Zions Bancorp NA	49,164	2,132,243
		46,214,716
Beverages–0.61%
†Boston Beer Co., Inc. Class A	3,044	928,572
†Celsius Holdings, Inc.	49,669	2,835,603
Coca-Cola Consolidated, Inc.	1,560	1,692,600
		5,456,775
Biotechnology–3.14%
†Arrowhead Pharmaceuticals, Inc.	41,354	1,074,790
†BioMarin Pharmaceutical, Inc.	63,223	5,205,150
†Cytokinetics, Inc.	38,177	2,068,430
†Exelixis, Inc.	96,990	2,179,365
†Halozyme Therapeutics, Inc.	42,377	2,218,860
†Neurocrine Biosciences, Inc.	33,508	4,613,046
†Roivant Sciences Ltd.	112,693	1,191,165
†Sarepta Therapeutics, Inc.	31,473	4,972,734
†United Therapeutics Corp.	14,769	4,704,665
		28,228,205
Broadline Retail–0.50%
Macy's, Inc.	91,617	1,759,047
Nordstrom, Inc.	32,615	692,090
†Ollie's Bargain Outlet Holdings, Inc.	20,408	2,003,453
		4,454,590
Building Products–3.65%
AAON, Inc.	22,719	1,982,006
Advanced Drainage Systems, Inc.	22,686	3,638,607
Carlisle Cos., Inc.	15,808	6,405,560
Fortune Brands Innovations, Inc.	41,647	2,704,556
Lennox International, Inc.	10,675	5,710,911
Owens Corning	28,853	5,012,343
Simpson Manufacturing Co., Inc.	14,037	2,365,656
†Trex Co., Inc.	36,191	2,682,477
UFP Industries, Inc.	20,562	2,302,944
		32,805,060
Capital Markets–2.95%
Affiliated Managers Group, Inc.	10,610	1,657,600
Carlyle Group, Inc.	71,896	2,886,624
Evercore, Inc. Class A	11,799	2,459,266
Federated Hermes, Inc.	26,725	878,718
Houlihan Lokey, Inc.	17,436	2,351,419
LVIP SSGA Mid-Cap Index Fund-1

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Interactive Brokers Group, Inc. Class A	35,664	$4,372,407
Janus Henderson Group PLC	42,742	1,440,833
Jefferies Financial Group, Inc.	56,482	2,810,544
Morningstar, Inc.	8,682	2,568,570
SEI Investments Co.	33,248	2,150,813
Stifel Financial Corp.	34,114	2,870,693
		26,447,487
Chemicals–2.17%
†Arcadium Lithium PLC	343,678	1,154,758
Ashland, Inc.	16,690	1,577,038
Avient Corp.	30,384	1,326,262
†Axalta Coating Systems Ltd.	73,467	2,510,367
Cabot Corp.	18,399	1,690,684
Chemours Co.	49,576	1,118,930
NewMarket Corp.	2,300	1,185,811
Olin Corp.	39,763	1,874,825
RPM International, Inc.	42,873	4,616,565
Scotts Miracle-Gro Co.	13,995	910,515
Westlake Corp.	10,702	1,549,864
		19,515,619
Commercial Services & Supplies–1.97%
Brink's Co.	14,804	1,515,930
†Clean Harbors, Inc.	16,701	3,776,931
MSA Safety, Inc.	12,326	2,313,467
RB Global, Inc.	61,171	4,671,017
†Stericycle, Inc.	30,894	1,795,868
Tetra Tech, Inc.	17,812	3,642,198
		17,715,411
Communications Equipment–0.39%
†Ciena Corp.	48,147	2,319,723
†Lumentum Holdings, Inc.	22,508	1,146,107
		3,465,830
Construction & Engineering–2.40%
AECOM	45,325	3,994,945
Comfort Systems USA, Inc.	11,856	3,605,647
EMCOR Group, Inc.	15,648	5,712,772
†Fluor Corp.	57,000	2,482,350
†MasTec, Inc.	20,231	2,164,515
MDU Resources Group, Inc.	67,887	1,703,964
Valmont Industries, Inc.	6,723	1,845,127
		21,509,320
Construction Materials–0.43%
Eagle Materials, Inc.	11,471	2,494,483
†Knife River Corp.	18,849	1,322,069
		3,816,552
Consumer Finance–0.72%
Ally Financial, Inc.	91,093	3,613,660
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
FirstCash Holdings, Inc.	12,415	$1,302,085
SLM Corp.	73,157	1,520,934
		6,436,679
Consumer Staples Distribution & Retail–2.09%
†BJ's Wholesale Club Holdings, Inc.	44,271	3,888,765
Casey's General Stores, Inc.	12,325	4,702,727
†Performance Food Group Co.	51,812	3,425,291
†Sprouts Farmers Market, Inc.	33,455	2,798,845
†U.S. Foods Holding Corp.	75,315	3,990,189
		18,805,817
Containers & Packaging–1.59%
AptarGroup, Inc.	22,063	3,106,691
Berry Global Group, Inc.	38,091	2,241,655
Crown Holdings, Inc.	39,726	2,955,217
Graphic Packaging Holding Co.	102,317	2,681,729
Greif, Inc. Class A	8,587	493,495
Silgan Holdings, Inc.	27,020	1,143,757
Sonoco Products Co.	32,716	1,659,355
		14,281,899
Diversified Consumer Services–1.19%
†Duolingo, Inc.	12,316	2,569,980
Graham Holdings Co. Class B	1,157	809,379
†Grand Canyon Education, Inc.	9,761	1,365,662
H&R Block, Inc.	46,458	2,519,417
Service Corp. International	48,483	3,448,596
		10,713,034
Diversified REITs–0.45%
WP Carey, Inc.	72,860	4,010,943
		4,010,943
Diversified Telecommunication Services–0.34%
†Frontier Communications Parent, Inc.	74,483	1,949,965
Iridium Communications, Inc.	40,431	1,076,273
		3,026,238
Electric Utilities–0.86%
ALLETE, Inc.	19,209	1,197,681
IDACORP, Inc.	16,880	1,572,372
OGE Energy Corp.	66,775	2,383,868
PNM Resources, Inc.	30,033	1,110,020
Portland General Electric Co.	34,305	1,483,348
		7,747,289
Electrical Equipment–1.66%
Acuity Brands, Inc.	10,155	2,451,823
LVIP SSGA Mid-Cap Index Fund-2

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
EnerSys	13,457	$1,393,069
†NEXTracker, Inc. Class A	40,917	1,918,189
nVent Electric PLC	55,278	4,234,848
Regal Rexnord Corp.	22,148	2,994,852
Sensata Technologies Holding PLC	50,190	1,876,604
		14,869,385
Electronic Equipment, Instruments & Components–2.51%
†Arrow Electronics, Inc.	17,724	2,140,350
Avnet, Inc.	30,093	1,549,489
Belden, Inc.	13,544	1,270,427
Cognex Corp.	57,157	2,672,661
†Coherent Corp.	44,164	3,200,123
Crane NXT Co.	16,168	993,039
†IPG Photonics Corp.	9,559	806,684
Littelfuse, Inc.	8,252	2,109,129
†Novanta, Inc.	11,951	1,949,328
TD SYNNEX Corp.	25,876	2,986,090
Vishay Intertechnology, Inc.	41,667	929,174
Vontier Corp.	51,409	1,963,824
		22,570,318
Energy Equipment & Services–1.02%
ChampionX Corp.	63,396	2,105,381
NOV, Inc.	131,699	2,503,598
†Valaris Ltd.	20,735	1,544,758
†Weatherford International PLC	24,358	2,982,637
		9,136,374
Entertainment–0.40%
TKO Group Holdings, Inc.	19,613	2,118,008
Warner Music Group Corp. Class A	47,147	1,445,055
		3,563,063
Financial Services–1.76%
Equitable Holdings, Inc.	101,797	4,159,425
Essent Group Ltd.	35,518	1,995,756
†Euronet Worldwide, Inc.	14,510	1,501,785
MGIC Investment Corp.	88,763	1,912,843
Voya Financial, Inc.	33,530	2,385,660
Western Union Co.	112,653	1,376,620
†WEX, Inc.	13,951	2,471,280
		15,803,369
Food Products–1.05%
†Darling Ingredients, Inc.	53,201	1,955,137
Flowers Foods, Inc.	63,975	1,420,245
Ingredion, Inc.	21,858	2,507,113
Lancaster Colony Corp.	6,782	1,281,594
†Pilgrim's Pride Corp.	13,412	516,228
†Post Holdings, Inc.	16,743	1,743,951
		9,424,268
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities–0.94%
National Fuel Gas Co.	30,605	$1,658,485
New Jersey Resources Corp.	32,904	1,406,317
ONE Gas, Inc.	18,835	1,202,615
Southwest Gas Holdings, Inc.	20,045	1,410,767
Spire, Inc.	19,228	1,167,717
UGI Corp.	69,796	1,598,328
		8,444,229
Ground Transportation–1.74%
Avis Budget Group, Inc.	6,053	632,660
Knight-Swift Transportation Holdings, Inc.	53,810	2,686,195
Landstar System, Inc.	11,907	2,196,603
Ryder System, Inc.	14,593	1,807,781
†Saia, Inc.	8,853	4,198,889
†XPO, Inc.	38,734	4,111,614
		15,633,742
Health Care Equipment & Supplies–1.78%
DENTSPLY SIRONA, Inc.	69,133	1,722,103
†Enovis Corp.	16,620	751,224
†Envista Holdings Corp.	57,222	951,602
†Globus Medical, Inc. Class A	37,501	2,568,444
†Haemonetics Corp.	16,910	1,398,964
†Lantheus Holdings, Inc.	23,079	1,853,013
†LivaNova PLC	18,031	988,459
†Masimo Corp.	14,848	1,869,957
†Neogen Corp.	65,631	1,025,813
†Penumbra, Inc.	12,907	2,322,873
†QuidelOrtho Corp.	16,501	548,163
		16,000,615
Health Care Providers & Services–2.09%
†Acadia Healthcare Co., Inc.	30,891	2,086,378
†Amedisys, Inc.	10,866	997,499
Chemed Corp.	5,041	2,735,146
Encompass Health Corp.	33,524	2,876,024
†HealthEquity, Inc.	28,971	2,497,300
†Option Care Health, Inc.	57,874	1,603,110
†Progyny, Inc.	27,583	789,149
†R1 RCM, Inc.	65,923	827,993
†Tenet Healthcare Corp.	32,525	4,326,801
		18,739,400
Health Care REITs–0.68%
Healthcare Realty Trust, Inc.	126,041	2,077,156
Omega Healthcare Investors, Inc.	82,275	2,817,919
Sabra Health Care REIT, Inc.	77,079	1,187,016
		6,082,091
Health Care Technology–0.13%
†Doximity, Inc. Class A	40,675	1,137,680
		1,137,680
LVIP SSGA Mid-Cap Index Fund-3

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotel & Resort REITs–0.12%
Park Hotels & Resorts, Inc.	70,121	$1,050,413
		1,050,413
Hotels, Restaurants & Leisure–3.56%
Aramark	87,566	2,978,995
Boyd Gaming Corp.	22,429	1,235,838
Choice Hotels International, Inc.	7,956	946,764
Churchill Downs, Inc.	22,272	3,109,171
†Hilton Grand Vacations, Inc.	22,789	921,359
Hyatt Hotels Corp. Class A	15,043	2,285,333
†Light & Wonder, Inc.	30,013	3,147,763
Marriott Vacations Worldwide Corp.	10,889	950,828
†Planet Fitness, Inc. Class A	29,144	2,144,707
Texas Roadhouse, Inc.	22,239	3,818,659
Travel & Leisure Co.	23,728	1,067,285
Vail Resorts, Inc.	12,642	2,277,204
Wendy's Co.	55,324	938,295
Wingstop, Inc.	9,779	4,133,192
Wyndham Hotels & Resorts, Inc.	26,829	1,985,346
		31,940,739
Household Durables–1.90%
†Helen of Troy Ltd.	7,928	735,243
KB Home	24,483	1,718,217
†Taylor Morrison Home Corp.	35,215	1,952,319
Tempur Sealy International, Inc.	57,811	2,736,773
Toll Brothers, Inc.	34,685	3,995,018
†TopBuild Corp.	10,532	4,057,664
Whirlpool Corp.	18,192	1,859,222
		17,054,456
Independent Power and Renewable Electricity Producers–0.14%
Ormat Technologies, Inc.	17,905	1,283,788
		1,283,788
Industrial REITs–1.14%
EastGroup Properties, Inc.	16,003	2,722,110
First Industrial Realty Trust, Inc.	44,065	2,093,528
Rexford Industrial Realty, Inc.	72,380	3,227,424
STAG Industrial, Inc.	60,626	2,186,174
		10,229,236
Insurance–4.65%
American Financial Group, Inc.	21,781	2,679,499
†Brighthouse Financial, Inc.	20,681	896,314
CNO Financial Group, Inc.	36,046	999,195
Erie Indemnity Co. Class A	8,305	3,009,732
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Fidelity National Financial, Inc.	86,429	$4,271,321
First American Financial Corp.	34,536	1,863,217
Hanover Insurance Group, Inc.	11,968	1,501,266
Kemper Corp.	20,148	1,195,381
Kinsale Capital Group, Inc.	7,363	2,836,817
Old Republic International Corp.	84,174	2,600,977
Primerica, Inc.	11,458	2,710,734
Reinsurance Group of America, Inc.	21,906	4,496,645
RenaissanceRe Holdings Ltd.	17,607	3,935,340
RLI Corp.	13,393	1,884,261
Ryan Specialty Holdings, Inc.	34,000	1,968,940
Selective Insurance Group, Inc.	20,241	1,899,213
Unum Group	59,274	3,029,494
		41,778,346
Interactive Media & Services–0.23%
†Ziff Davis, Inc.	15,359	845,513
†ZoomInfo Technologies, Inc.	94,621	1,208,310
		2,053,823
IT Services–0.37%
†ASGN, Inc.	15,283	1,347,502
†Kyndryl Holdings, Inc.	76,616	2,015,767
		3,363,269
Leisure Products–0.67%
Brunswick Corp.	22,497	1,637,107
†Mattel, Inc.	114,572	1,862,941
Polaris, Inc.	17,688	1,385,147
†YETI Holdings, Inc.	28,381	1,082,735
		5,967,930
Life Sciences Tools & Services–1.61%
†Azenta, Inc.	17,953	944,687
Bruker Corp.	32,422	2,068,848
†Illumina, Inc.	53,041	5,536,419
†Medpace Holdings, Inc.	7,840	3,228,904
†Repligen Corp.	17,302	2,181,090
†Sotera Health Co.	41,471	492,261
		14,452,209
Machinery–4.43%
AGCO Corp.	20,622	2,018,481
†Chart Industries, Inc.	13,998	2,020,471
Crane Co.	16,367	2,372,888
Donaldson Co., Inc.	40,078	2,867,982
Esab Corp.	18,912	1,785,860
Flowserve Corp.	43,836	2,108,512
Graco, Inc.	56,316	4,464,732
LVIP SSGA Mid-Cap Index Fund-4

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
ITT, Inc.	27,403	$3,539,919
Lincoln Electric Holdings, Inc.	18,948	3,574,351
†Middleby Corp.	17,903	2,195,087
Oshkosh Corp.	21,776	2,356,163
†RBC Bearings, Inc.	9,669	2,608,503
Terex Corp.	22,408	1,228,855
Timken Co.	21,569	1,728,324
Toro Co.	34,764	3,250,782
Watts Water Technologies, Inc. Class A	9,127	1,673,618
		39,794,528
Marine Transportation–0.26%
†Kirby Corp.	19,412	2,324,199
		2,324,199
Media–0.59%
New York Times Co. Class A	54,449	2,788,333
Nexstar Media Group, Inc.	10,385	1,724,014
TEGNA, Inc.	56,472	787,220
		5,299,567
Metals & Mining–2.06%
Alcoa Corp.	59,787	2,378,327
†Cleveland-Cliffs, Inc.	158,316	2,436,483
Commercial Metals Co.	38,526	2,118,545
†MP Materials Corp.	44,586	567,580
Reliance, Inc.	19,121	5,460,957
Royal Gold, Inc.	21,887	2,739,377
U.S. Steel Corp.	74,494	2,815,873
		18,517,142
Mortgage Real Estate Investment Trusts (REITs)–0.56%
Annaly Capital Management, Inc.	166,628	3,175,930
Starwood Property Trust, Inc.	99,943	1,892,920
		5,068,850
Multi-Utilities–0.25%
Black Hills Corp.	22,952	1,248,130
Northwestern Energy Group, Inc.	20,406	1,021,932
		2,270,062
Office REITs–0.51%
COPT Defense Properties	37,427	936,798
Cousins Properties, Inc.	50,634	1,172,177
Kilroy Realty Corp.	35,562	1,108,467
Vornado Realty Trust	53,276	1,400,626
		4,618,068
Oil, Gas & Consumable Fuels–4.88%
Antero Midstream Corp.	113,767	1,676,925
†Antero Resources Corp.	97,278	3,174,181
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp.	37,089	$3,048,345
Chord Energy Corp.	20,704	3,471,647
Civitas Resources, Inc.	30,660	2,115,540
†CNX Resources Corp.	51,025	1,239,907
DT Midstream, Inc.	32,334	2,296,684
Equitrans Midstream Corp.	144,393	1,874,221
HF Sinclair Corp.	49,905	2,661,933
Matador Resources Co.	38,639	2,302,884
Murphy Oil Corp.	48,262	1,990,325
Ovintiv, Inc.	82,880	3,884,586
PBF Energy, Inc. Class A	35,135	1,616,913
Permian Resources Corp.	171,011	2,761,828
Range Resources Corp.	80,786	2,708,754
†Southwestern Energy Co.	367,167	2,471,034
Texas Pacific Land Corp.	6,200	4,552,474
		43,848,181
Paper & Forest Products–0.20%
Louisiana-Pacific Corp.	21,239	1,748,607
		1,748,607
Personal Care Products–0.85%
†BellRing Brands, Inc.	43,430	2,481,590
†Coty, Inc. Class A	121,362	1,216,047
†elf Beauty, Inc.	18,482	3,894,527
		7,592,164
Pharmaceuticals–0.38%
†Jazz Pharmaceuticals PLC	20,990	2,240,263
Perrigo Co. PLC	45,389	1,165,589
		3,405,852
Professional Services–2.50%
†CACI International, Inc. Class A	7,424	3,193,285
Concentrix Corp.	15,601	987,231
†ExlService Holdings, Inc.	54,086	1,696,137
Exponent, Inc.	16,871	1,604,770
†FTI Consulting, Inc.	11,680	2,517,391
Genpact Ltd.	55,132	1,774,699
Insperity, Inc.	11,911	1,086,402
KBR, Inc.	44,709	2,867,635
ManpowerGroup, Inc.	15,883	1,108,633
Maximus, Inc.	20,243	1,734,825
†Paylocity Holding Corp.	14,468	1,907,606
Science Applications International Corp.	17,071	2,006,696
		22,485,310
Real Estate Management & Development–0.36%
†Jones Lang LaSalle, Inc.	15,836	3,250,814
		3,250,814
LVIP SSGA Mid-Cap Index Fund-5

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Residential REITs–1.05%
American Homes 4 Rent Class A	107,149	$3,981,657
Equity LifeStyle Properties, Inc.	62,096	4,044,313
Independence Realty Trust, Inc.	74,806	1,401,864
		9,427,834
Retail REITs–0.96%
Agree Realty Corp.	33,428	2,070,530
Brixmor Property Group, Inc.	100,321	2,316,412
Kite Realty Group Trust	73,120	1,636,426
NNN REIT, Inc.	61,048	2,600,645
		8,624,013
Semiconductors & Semiconductor Equipment–2.80%
†Allegro MicroSystems, Inc.	23,792	671,886
Amkor Technology, Inc.	34,425	1,377,689
†Cirrus Logic, Inc.	17,958	2,292,518
†Lattice Semiconductor Corp.	45,798	2,655,826
†MACOM Technology Solutions Holdings, Inc.	18,247	2,033,993
MKS Instruments, Inc.	21,032	2,746,359
†Onto Innovation, Inc.	16,407	3,602,321
Power Integrations, Inc.	18,900	1,326,591
†Rambus, Inc.	35,887	2,108,720
†Silicon Laboratories, Inc.	10,629	1,175,886
†Synaptics, Inc.	13,151	1,159,918
Universal Display Corp.	14,532	3,055,353
†Wolfspeed, Inc.	41,905	953,758
		25,160,818
Software–2.57%
†Altair Engineering, Inc. Class A	18,962	1,859,793
†Appfolio, Inc. Class A	6,988	1,709,055
†Aspen Technology, Inc.	9,278	1,842,889
†Blackbaud, Inc.	13,458	1,025,096
†CommVault Systems, Inc.	14,451	1,756,808
Dolby Laboratories, Inc. Class A	19,894	1,576,202
†Dropbox, Inc. Class A	80,459	1,807,914
†Dynatrace, Inc.	80,091	3,583,271
†Manhattan Associates, Inc.	20,500	5,056,940
†Qualys, Inc.	12,299	1,753,838
†Teradata Corp.	32,197	1,112,728
		23,084,534
Specialized REITs–1.71%
CubeSmart	74,907	3,383,549
EPR Properties	25,196	1,057,728
Gaming & Leisure Properties, Inc.	90,400	4,086,984
Lamar Advertising Co. Class A	29,241	3,495,177
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs (continued)
National Storage Affiliates Trust	23,206	$956,551
PotlatchDeltic Corp.	26,473	1,042,772
Rayonier, Inc.	45,604	1,326,620
		15,349,381
Specialty Retail–3.94%
†AutoNation, Inc.	8,179	1,303,569
†Burlington Stores, Inc.	21,265	5,103,600
Dick's Sporting Goods, Inc.	19,387	4,165,297
†Five Below, Inc.	18,377	2,002,542
†Floor & Decor Holdings, Inc. Class A	35,631	3,542,078
†GameStop Corp. Class A	89,715	2,215,063
Gap, Inc.	72,132	1,723,234
Lithia Motors, Inc.	9,125	2,303,606
Murphy USA, Inc.	6,277	2,946,800
Penske Automotive Group, Inc.	6,458	962,371
†Restoration Hardware, Inc.	5,130	1,253,977
†Valvoline, Inc.	42,904	1,853,453
Williams-Sonoma, Inc.	21,393	6,040,741
		35,416,331
Technology Hardware, Storage & Peripherals–0.73%
†Pure Storage, Inc. Class A	101,750	6,533,367
		6,533,367
Textiles, Apparel & Luxury Goods–1.31%
†Capri Holdings Ltd.	38,812	1,283,901
Carter's, Inc.	12,153	753,121
Columbia Sportswear Co.	11,221	887,357
†Crocs, Inc.	20,212	2,949,739
PVH Corp.	18,849	1,995,544
†Skechers USA, Inc. Class A	44,083	3,047,017
†Under Armour, Inc. Class A	126,402	834,206
		11,750,885
Trading Companies & Distributors–1.70%
Applied Industrial Technologies, Inc.	12,853	2,493,482
†Core & Main, Inc. Class A	56,942	2,786,742
GATX Corp.	11,853	1,568,863
MSC Industrial Direct Co., Inc. Class A	15,184	1,204,243
Watsco, Inc.	10,658	4,937,212
WESCO International, Inc.	14,554	2,307,100
		15,297,642
Water Utilities–0.35%
Essential Utilities, Inc.	83,787	3,127,769
		3,127,769
Total Common Stock (Cost $587,182,781)		886,002,417

LVIP SSGA Mid-Cap Index Fund-6

LVIP SSGA Mid-Cap Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.93%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.25%)	8,384,941	$8,384,941
Total Money Market Fund (Cost $8,384,941)		8,384,941

TOTAL INVESTMENTS–99.61% (Cost $595,567,722)	$894,387,358
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.39%	3,518,373
NET ASSETS APPLICABLE TO 69,049,078 SHARES OUTSTANDING–100.00%	$897,905,731
NET ASSET VALUE PER SHARE–LVIP SSGA MID-CAP INDEX FUND STANDARD CLASS ($694,557,479 / 53,351,905 Shares)	$13.018
NET ASSET VALUE PER SHARE–LVIP SSGA MID-CAP INDEX FUND SERVICE CLASS ($203,348,252 / 15,697,173 Shares)	$12.954
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$525,922,480
Distributable earnings/(accumulated loss)	371,983,251
TOTAL NET ASSETS	$897,905,731

†Non-income producing.

★Includes $543,600 cash collateral held at broker for futures contracts, $12,222 variation margin due from broker on futures contracts,
$167,451 payable for fund shares redeemed, $12,640 other accrued expenses payable, $257,186 due to manager and affiliates, $15,888 payable for audit fee, $40,748 payable for fund accounting fee and $29,167 Payable for licensing fee as of June 30, 2024.

The following futures contracts were outstanding at June 30, 2024:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
36	E-mini S&P MidCap 400 Index	$10,649,160	$10,672,328	9/20/24	$—	$(23,168)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Mid-Cap Index Fund-7

LVIP SSGA Mid-Cap Index Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$7,284,302
EXPENSES:
Management fees	1,223,861
Distribution fees-Service Class	244,466
Shareholder servicing fees	131,452
Accounting and administration expenses	85,721
Index fees	84,840
Professional fees	28,686
Trustees’ fees and expenses	14,297
Reports and statements to shareholders	6,346
Custodian fees	5,805
Pricing fees	2,516
Consulting fees	1,405
Other	15,860
1,845,255
Less:
Management fees waived	(22,664)
Total operating expenses	1,822,591
NET INVESTMENT INCOME	5,461,711
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	43,905,697
Futures contracts	348,615
Net realized gain	44,254,312
Net change in unrealized appreciation (depreciation) of:
Investments	3,700,119
Futures contracts	(83,862)
Net change in unrealized appreciation (depreciation)	3,616,257
NET REALIZED AND UNREALIZED GAIN	47,870,569
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$53,332,280
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Mid-Cap Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,461,711	$10,325,228
Net realized gain	44,254,312	42,517,129
Net change in unrealized appreciation (depreciation)	3,616,257	77,584,906
Net increase in net assets resulting from operations	53,332,280	130,427,263
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(48,420,572)
Service Class	—	(12,006,938)
	—	(60,427,510)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	18,368,318	80,703,872
Service Class	17,119,124	33,598,384
Reinvestment of dividends and distributions:
Standard Class	—	48,420,572
Service Class	—	12,006,938
	35,487,442	174,729,766
Cost of shares redeemed:
Standard Class	(86,130,217)	(160,208,512)
Service Class	(11,681,366)	(25,817,337)
	(97,811,583)	(186,025,849)
Decrease in net assets derived from capital share transactions	(62,324,141)	(11,296,083)
NET INCREASE (DECREASE) IN NET ASSETS	(8,991,861)	58,703,670
NET ASSETS:
Beginning of period	906,897,592	848,193,922
End of period	$897,905,731	$906,897,592
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Mid-Cap Index Fund-8

LVIP SSGA Mid-Cap Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Mid-Cap Index Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$12.282	$11.406	$15.167	$12.763	$12.000	$10.712
Income (loss) from investment operations:
Net investment income[2]	0.070	0.149	0.154	0.129	0.124	0.156
Net realized and unrealized gain (loss)	0.666	1.607	(2.279)	2.952	1.371	2.536
Total from investment operations	0.736	1.756	(2.125)	3.081	1.495	2.692
Less dividends and distributions from:
Net investment income	—	(0.163)	(0.173)	(0.165)	(0.178)	(0.146)
Net realized gain	—	(0.717)	(1.463)	(0.512)	(0.554)	(1.258)
Total dividends and distributions	—	(0.880)	(1.636)	(0.677)	(0.732)	(1.404)
Net asset value, end of period	$13.018	$12.282	$11.406	$15.167	$12.763	$12.000
Total return[3]	5.99%	16.05%	(13.40% )	24.37%	13.19%	25.81%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$694,557	$719,984	$694,216	$916,248	$876,695	$895,140
Ratio of expenses to average net assets	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.36%	0.36%	0.36%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	1.26%	1.26%	1.19%	0.87%	1.14%	1.30%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.25%	1.25%	1.18%	0.87%	1.14%	1.30%
Portfolio turnover	10%	22%	14%	23%	32%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Mid-Cap Index Fund-9

LVIP SSGA Mid-Cap Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Mid-Cap Index Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$12.236	$11.371	$15.129	$12.736	$11.982	$10.703
Income (loss) from investment operations:
Net investment income[2]	0.064	0.119	0.121	0.092	0.097	0.126
Net realized and unrealized gain (loss)	0.654	1.598	(2.273)	2.945	1.363	2.532
Total from investment operations	0.718	1.717	(2.152)	3.037	1.460	2.658
Less dividends and distributions from:
Net investment income	—	(0.135)	(0.143)	(0.132)	(0.152)	(0.121)
Net realized gain	—	(0.717)	(1.463)	(0.512)	(0.554)	(1.258)
Total dividends and distributions	—	(0.852)	(1.606)	(0.644)	(0.706)	(1.379)
Net asset value, end of period	$12.954	$12.236	$11.371	$15.129	$12.736	$11.982
Total return[3]	5.87%	15.75%	(13.61% )	24.06%	12.90%	25.50%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$203,348	$186,913	$153,978	$184,667	$131,707	$105,802
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.61%	0.61%	0.61%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	1.01%	1.01%	0.94%	0.62%	0.89%	1.05%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.00%	1.00%	0.93%	0.62%	0.89%	1.05%
Portfolio turnover	10%	22%	14%	23%	32%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Mid-Cap Index Fund-10

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Mid-Cap Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP SSGA Mid-Cap Index Fund-11

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.27% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.005% on the first $1.5 billion of the Fund’s average daily net assets and 0.01% of the Fund’s average daily net assets in excess of $1.5 billion.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$38,657
Legal	5,882
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,233 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$194,574
Distribution fees payable to LFD	41,319
Shareholder servicing fees payable to Lincoln Life	21,293
LVIP SSGA Mid-Cap Index Fund-12

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$94,643,868
Sales	159,632,868
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$595,567,722
Aggregate unrealized appreciation of investments and derivatives	$331,737,926
Aggregate unrealized depreciation of investments and derivatives	(32,941,458)
Net unrealized appreciation of investments and derivatives	$298,796,468
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Mid-Cap Index Fund-13

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$886,002,417	$—	$—	$886,002,417
Money Market Fund	8,384,941	—	—	8,384,941
Total Investments	$894,387,358	$—	$—	$894,387,358
Derivatives:

Liabilities:
Futures Contract	$(23,168)	$—	$—	$(23,168)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	1,430,441	6,972,996
Service Class	1,339,387	2,836,912
Shares reinvested:
Standard Class	—	4,227,238
Service Class	—	1,054,853
	2,769,828	15,091,999
Shares redeemed:
Standard Class	(6,701,593)	(13,439,659)
Service Class	(917,374)	(2,158,210)
	(7,618,967)	(15,597,869)
Net decrease	(4,849,139)	(505,870)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $75,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the
LVIP SSGA Mid-Cap Index Fund-14

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2024, the Fund used futures contracts to facilitate investments in portfolio securities; to reduce transaction costs and as a cash management tool.
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(23,168)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$348,615	$(83,862)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$5,262,173	$—
7. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
LVIP SSGA Mid-Cap Index Fund-15

LVIP SSGA Mid-Cap Index Fund
Notes to Financial Statements (continued)
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Mid-Cap Index Fund-16

LVIP SSGA Nasdaq-100 Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP SSGA Nasdaq-100 Index Fund

LVIP SSGA Nasdaq-100 Index Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.24%
Automobiles–2.44%
†Tesla, Inc.	15,406	$3,048,539
		3,048,539
Beverages–2.36%
Coca-Cola Europacific Partners PLC	3,788	276,031
Keurig Dr Pepper, Inc.	11,189	373,713
†Monster Beverage Corp.	8,599	429,520
PepsiCo, Inc.	11,329	1,868,492
		2,947,756
Biotechnology–3.75%
Amgen, Inc.	4,433	1,385,091
†Biogen, Inc.	1,201	278,416
Gilead Sciences, Inc.	10,291	706,066
†GRAIL, Inc.	229	3,527
†Moderna, Inc.	3,164	375,725
†Regeneron Pharmaceuticals, Inc.	895	940,672
†Vertex Pharmaceuticals, Inc.	2,132	999,311
		4,688,808
Broadline Retail–6.28%
†Amazon.com, Inc.	33,223	6,420,345
†MercadoLibre, Inc.	419	688,584
†PDD Holdings, Inc. ADR	5,518	733,618
		7,842,547
Chemicals–1.39%
Linde PLC	3,961	1,738,126
		1,738,126
Commercial Services & Supplies–0.81%
Cintas Corp.	838	586,818
†Copart, Inc.	7,944	430,247
		1,017,065
Communications Equipment–1.26%
Cisco Systems, Inc.	33,192	1,576,952
		1,576,952
Consumer Staples Distribution & Retail–2.71%
Costco Wholesale Corp.	3,656	3,107,563
†Dollar Tree, Inc.	1,798	191,973
Walgreens Boots Alliance, Inc.	6,999	84,653
		3,384,189
Electric Utilities–1.15%
American Electric Power Co., Inc.	4,351	381,757
Constellation Energy Corp.	2,603	521,303
Exelon Corp.	8,250	285,532
Xcel Energy, Inc.	4,549	242,962
		1,431,554
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components–0.20%
CDW Corp.	1,108	$248,015
		248,015
Energy Equipment & Services–0.23%
Baker Hughes Co.	8,232	289,519
		289,519
Entertainment–2.46%
Electronic Arts, Inc.	2,198	306,247
†Netflix, Inc.	3,551	2,396,499
†Take-Two Interactive Software, Inc.	1,402	217,997
†Warner Bros Discovery, Inc.	19,956	148,473
		3,069,216
Financial Services–0.40%
†PayPal Holdings, Inc.	8,638	501,263
		501,263
Food Products–0.84%
Kraft Heinz Co.	10,020	322,845
Mondelez International, Inc. Class A	11,080	725,075
		1,047,920
Ground Transportation–0.69%
CSX Corp.	16,143	539,983
Old Dominion Freight Line, Inc.	1,793	316,644
		856,627
Health Care Equipment & Supplies–1.84%
†Dexcom, Inc.	3,282	372,113
GE HealthCare Technologies, Inc.	3,766	293,447
†IDEXX Laboratories, Inc.	682	332,271
†Intuitive Surgical, Inc.	2,931	1,303,855
		2,301,686
Hotels, Restaurants & Leisure–2.64%
†Airbnb, Inc. Class A	3,646	552,843
Booking Holdings, Inc.	280	1,109,220
†DoorDash, Inc. Class A	3,150	342,657
Marriott International, Inc. Class A	2,359	570,335
Starbucks Corp.	9,356	728,365
		3,303,420
Industrial Conglomerates–0.92%
Honeywell International, Inc.	5,381	1,149,059
		1,149,059
Interactive Media & Services–9.86%
Alphabet, Inc. Class A	18,748	3,414,948
Alphabet, Inc. Class C	17,928	3,288,354
LVIP SSGA Nasdaq-100 Index Fund-1

LVIP SSGA Nasdaq-100 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
Meta Platforms, Inc. Class A	11,130	$5,611,969
		12,315,271
IT Services–0.34%
Cognizant Technology Solutions Corp. Class A	4,101	278,868
†MongoDB, Inc.	597	149,226
		428,094
Life Sciences Tools & Services–0.11%
†Illumina, Inc.	1,297	135,381
		135,381
Machinery–0.36%
PACCAR, Inc.	4,327	445,421
		445,421
Media–1.59%
†Charter Communications, Inc. Class A	1,189	355,463
Comcast Corp. Class A	32,343	1,266,552
†Trade Desk, Inc. Class A	3,674	358,840
		1,980,855
Oil, Gas & Consumable Fuels–0.24%
Diamondback Energy, Inc.	1,471	294,479
		294,479
Pharmaceuticals–0.30%
AstraZeneca PLC ADR	4,806	374,820
		374,820
Professional Services–1.18%
Automatic Data Processing, Inc.	3,381	807,011
Paychex, Inc.	2,971	352,242
Verisk Analytics, Inc.	1,177	317,260
		1,476,513
Real Estate Management & Development–0.20%
†CoStar Group, Inc.	3,344	247,924
		247,924
Semiconductors & Semiconductor Equipment–24.87%
†Advanced Micro Devices, Inc.	13,320	2,160,637
Analog Devices, Inc.	4,100	935,866
Applied Materials, Inc.	6,822	1,609,924
†ARM Holdings PLC ADR	963	157,566
ASML Holding NV	752	769,093
Broadcom, Inc.	3,821	6,134,730
†GLOBALFOUNDRIES, Inc.	4,548	229,947
Intel Corp.	35,173	1,089,308
KLA Corp.	1,112	916,855
Lam Research Corp.	1,080	1,150,038
Marvell Technology, Inc.	7,147	499,575
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc.	4,432	$405,528
Micron Technology, Inc.	9,150	1,203,500
NVIDIA Corp.	78,539	9,702,708
NXP Semiconductors NV	2,111	568,049
†ON Semiconductor Corp.	3,522	241,433
QUALCOMM, Inc.	9,196	1,831,659
Texas Instruments, Inc.	7,524	1,463,644
		31,070,060
Software–16.00%
†Adobe, Inc.	3,692	2,051,054
†ANSYS, Inc.	714	229,551
†Atlassian Corp. Class A	1,303	230,475
†Autodesk, Inc.	1,779	440,214
†Cadence Design Systems, Inc.	2,248	691,822
†Crowdstrike Holdings, Inc. Class A	1,905	729,977
†Datadog, Inc. Class A	2,545	330,061
†Fortinet, Inc.	6,305	380,002
Intuit, Inc.	2,310	1,518,155
Microsoft Corp.	23,731	10,606,570
†Palo Alto Networks, Inc.	2,675	906,852
Roper Technologies, Inc.	884	498,275
†Synopsys, Inc.	1,266	753,346
†Workday, Inc. Class A	1,750	391,230
†Zscaler, Inc.	1,226	235,625
		19,993,209
Specialty Retail–0.73%
†O'Reilly Automotive, Inc.	486	513,245
Ross Stores, Inc.	2,768	402,246
		915,491
Technology Hardware, Storage & Peripherals–8.25%
Apple, Inc.	48,960	10,311,955
		10,311,955
Textiles, Apparel & Luxury Goods–0.24%
†Lululemon Athletica, Inc.	997	297,804
		297,804
Trading Companies & Distributors–0.24%
Fastenal Co.	4,724	296,856
		296,856
Wireless Telecommunication Services–1.36%
T-Mobile U.S., Inc.	9,655	1,701,018
		1,701,018
Total Common Stock (Cost $81,074,181)		122,727,412

LVIP SSGA Nasdaq-100 Index Fund-2

LVIP SSGA Nasdaq-100 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.73%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.25%)	2,161,318	$2,161,318
Total Money Market Fund (Cost $2,161,318)		2,161,318

TOTAL INVESTMENTS–99.97% (Cost $83,235,499)	$124,888,730
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	36,231
NET ASSETS APPLICABLE TO 8,961,125 SHARES OUTSTANDING–100.00%	$124,924,961
NET ASSET VALUE PER SHARE–LVIP SSGA NASDAQ-100 INDEX FUND STANDARD CLASS ($89,145,888 / 6,389,001 Shares)	$13.953
NET ASSET VALUE PER SHARE–LVIP SSGA NASDAQ-100 INDEX FUND SERVICE CLASS ($35,779,073 / 2,572,124 Shares)	$13.910
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$84,700,376
Distributable earnings/(accumulated loss)	40,224,585
TOTAL NET ASSETS	$124,924,961

†Non-income producing.

★Includes $106,200 cash collateral held at broker for futures contracts, $35,150 payable for fund shares redeemed, $5,056 other accrued expenses payable, $41,459 due to manager and affiliates, $13,487 variation margin due to broker on futures contracts, $13,762 payable for audit fee, $15,648 payable for fund accounting fee and $14,916 Payable for licensing fee as of June 30, 2024.

The following futures contracts were outstanding at June 30, 2024:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
6	E-mini NASDAQ 100	$2,391,270	$2,396,429	9/20/24	$—	$(5,159)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Nasdaq-100 Index Fund-3

LVIP SSGA Nasdaq-100 Index Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$541,025
Foreign taxes withheld	(1,074)
539,951
EXPENSES:
Management fees	174,598
Distribution fees-Service Class	41,037
Index fees	26,956
Accounting and administration expenses	21,636
Professional fees	18,939
Shareholder servicing fees	17,460
Trustees’ fees and expenses	1,884
Reports and statements to shareholders	1,715
Custodian fees	1,563
Consulting fees	1,149
Pricing fees	646
Other	3,142
310,725
Plus:
Recoupment of prior expenses reduced by the Advisor	1,240
Total operating expenses	311,965
NET INVESTMENT INCOME	227,986
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	1,920,199
Futures contracts	193,974
Net realized gain	2,114,173
Net change in unrealized appreciation (depreciation) of:
Investments	17,059,702
Futures contracts	(66,105)
Net change in unrealized appreciation (depreciation)	16,993,597
NET REALIZED AND UNREALIZED GAIN	19,107,770
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,335,756
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Nasdaq-100 Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$227,986	$548,182
Net realized gain	2,114,173	2,155,285
Net change in unrealized appreciation (depreciation)	16,993,597	40,522,708
Net increase in net assets resulting from operations	19,335,756	43,226,175
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(367,761)
Service Class	—	(85,423)
	—	(453,184)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,398,316	4,799,048
Service Class	6,944,476	25,508,881
Reinvestment of dividends and distributions:
Standard Class	—	367,761
Service Class	—	85,423
	11,342,792	30,761,113
Cost of shares redeemed:
Standard Class	(15,328,827)	(28,838,656)
Service Class	(8,813,117)	(7,054,953)
	(24,141,944)	(35,893,609)
Decrease in net assets derived from capital share transactions	(12,799,152)	(5,132,496)
NET INCREASE IN NET ASSETS	6,536,604	37,640,495
NET ASSETS:
Beginning of period	118,388,357	80,747,862
End of period	$124,924,961	$118,388,357
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Nasdaq-100 Index Fund-4

LVIP SSGA Nasdaq-100 Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Nasdaq-100 Index Fund Standard Class
	Six Months Ended 6/30/24[2] (unaudited)	Year Ended		2/18/21[1] to 12/31/21
		12/31/23	12/31/22
Net asset value, beginning of period	$11.910	$7.742	$11.766	$10.000
Income (loss) from investment operations:
Net investment income[3]	0.028	0.058	0.040	0.020
Net realized and unrealized gain (loss)	2.015	4.161	(3.881)	1.916
Total from investment operations	2.043	4.219	(3.841)	1.936
Less dividends and distributions from:
Net investment income	—	(0.051)	(0.039)	(0.020)
Net realized gain	—	—	(0.144)	(0.150)
Total dividends and distributions	—	(0.051)	(0.183)	(0.170)
Net asset value, end of period	$13.953	$11.910	$7.742	$11.766
Total return[4]	17.15%	54.50%	(32.72% )	19.39%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$89,146	$86,071	$74,220	$106,553
Ratio of expenses to average net assets	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.45%	0.46%	0.46%	0.46%
Ratio of net investment income (loss) to average net assets	0.45%	0.58%	0.44%	0.21%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.45%	0.57%	0.43%	0.20%
Portfolio turnover	2%	33%	17%	28%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Nasdaq-100 Index Fund-5

LVIP SSGA Nasdaq-100 Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Nasdaq-100 Index Fund Service Class
	Six Months Ended 6/30/24[2] (unaudited)	Year Ended		2/18/21[1] to 12/31/21
		12/31/23	12/31/22
Net asset value, beginning of period	$11.888	$7.735	$11.752	$10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	0.012	0.034	0.017	(0.004)
Net realized and unrealized gain (loss)	2.010	4.151	(3.874)	1.916
Total from investment operations	2.022	4.185	(3.857)	1.912
Less dividends and distributions from:
Net investment income	—	(0.032)	(0.016)	(0.010)
Net realized gain	—	—	(0.144)	(0.150)
Total dividends and distributions	—	(0.032)	(0.160)	(0.160)
Net asset value, end of period	$13.910	$11.888	$7.735	$11.752
Total return[4]	17.01%	54.11%	(32.89% )	19.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$35,779	$32,318	$6,528	$9,470
Ratio of expenses to average net assets	0.70%	0.70%	0.70%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.70%	0.71%	0.71%	0.71%
Ratio of net investment income (loss) to average net assets	0.20%	0.33%	0.19%	(0.04% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.20%	0.32%	0.18%	(0.05% )
Portfolio turnover	2%	33%	17%	28%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Nasdaq-100 Index Fund-6

LVIP SSGA Nasdaq-100 Index Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Nasdaq-100 Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek an investment return that approximates as closely as practicable, before fees and expenses, the performance of U.S. common stocks, as represented by the Nasdaq-100® Index.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024, and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP SSGA Nasdaq-100 Index Fund-7

LVIP SSGA Nasdaq-100 Index Fund
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.29% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.45% of the Fund’s average daily net assets for the Standard Class and 0.70% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2024, LFI has recouped $1,240 in previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2024	2025	2026	Total
LFI	$2,257	$10,560	$7,384	$20,201
SSGA Funds Management, Inc. ("SSGA") is responsible for the day-to-day management of the Fund's investment portfolio. For these services, LFI, not the Fund, pays SSGA a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$5,072
Legal	772
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $38 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$31,178
Distribution fees payable to LFD	7,281
Shareholder servicing fees payable to Lincoln Life	3,000
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP SSGA Nasdaq-100 Index Fund-8

LVIP SSGA Nasdaq-100 Index Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$2,592,321
Sales	16,019,979
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$83,240,658
Aggregate unrealized appreciation of investments and derivatives	$45,539,008
Aggregate unrealized depreciation of investments and derivatives	(3,890,936)
Net unrealized appreciation of investments and derivatives	$41,648,072
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$122,727,412	$—	$—	$122,727,412
Money Market Fund	2,161,318	—	—	2,161,318
Total Investments	$124,888,730	$—	$—	$124,888,730
Derivatives:

Liabilities:
Futures Contract	$(5,159)	$—	$—	$(5,159)
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Nasdaq-100 Index Fund-9

LVIP SSGA Nasdaq-100 Index Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	326,072	470,482
Service Class	551,421	2,545,154
Shares reinvested:
Standard Class	—	31,397
Service Class	—	7,307
	877,493	3,054,340
Shares redeemed:
Standard Class	(1,163,914)	(2,861,929)
Service Class	(697,797)	(677,991)
	(1,861,711)	(3,539,920)
Net decrease	(984,218)	(485,580)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $75,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2024, the Fund used futures contracts to facilitate investments in portfolio securities; as a cash management tool and to reduce transaction costs.
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(5,159)
LVIP SSGA Nasdaq-100 Index Fund-10

LVIP SSGA Nasdaq-100 Index Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$193,974	$(66,105)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$1,495,005	$—
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Nasdaq-100 Index Fund-11

LVIP SSGA S&P 500 Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP SSGA S&P 500 Index Fund

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.66%
Aerospace & Defense–1.81%
†Axon Enterprise, Inc.	16,100	$4,737,264
†Boeing Co.	133,889	24,369,137
General Dynamics Corp.	52,680	15,284,575
General Electric Co.	253,647	40,322,264
Howmet Aerospace, Inc.	91,560	7,107,803
Huntington Ingalls Industries, Inc.	8,500	2,093,805
L3Harris Technologies, Inc.	44,106	9,905,325
Lockheed Martin Corp.	49,902	23,309,224
Northrop Grumman Corp.	32,033	13,964,786
RTX Corp.	309,071	31,027,638
Textron, Inc.	46,322	3,977,207
TransDigm Group, Inc.	13,000	16,608,930
		192,707,958
Air Freight & Logistics–0.43%
CH Robinson Worldwide, Inc.	28,427	2,504,987
Expeditors International of Washington, Inc.	31,876	3,977,806
FedEx Corp.	52,103	15,622,564
United Parcel Service, Inc. Class B	169,624	23,213,044
		45,318,401
Automobile Components–0.06%
†Aptiv PLC	64,524	4,543,780
BorgWarner, Inc.	51,098	1,647,400
		6,191,180
Automobiles–1.41%
Ford Motor Co.	909,902	11,410,171
General Motors Co.	262,506	12,196,029
†Tesla, Inc.	642,700	127,177,476
		150,783,676
Banks–3.20%
Bank of America Corp.	1,574,601	62,621,882
Citigroup, Inc.	443,062	28,116,714
Citizens Financial Group, Inc.	108,700	3,916,461
Fifth Third Bancorp	161,167	5,880,984
Huntington Bancshares, Inc.	337,420	4,447,196
JPMorgan Chase & Co.	665,160	134,535,261
KeyCorp	212,794	3,023,803
M&T Bank Corp.	39,124	5,921,809
PNC Financial Services Group, Inc.	92,346	14,357,956
Regions Financial Corp.	217,614	4,360,984
Truist Financial Corp.	311,342	12,095,637
U.S. Bancorp	365,256	14,500,663
Wells Fargo & Co.	806,382	47,891,027
		341,670,377
Beverages–1.31%
Brown-Forman Corp. Class B	44,150	1,906,838
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages (continued)
Coca-Cola Co.	897,197	$57,106,589
Constellation Brands, Inc. Class A	37,035	9,528,365
Keurig Dr Pepper, Inc.	239,700	8,005,980
Molson Coors Beverage Co. Class B	45,417	2,308,546
†Monster Beverage Corp.	162,402	8,111,980
PepsiCo, Inc.	318,075	52,460,110
		139,428,408
Biotechnology–1.90%
AbbVie, Inc.	408,749	70,108,628
Amgen, Inc.	124,657	38,949,080
†Biogen, Inc.	33,449	7,754,147
Gilead Sciences, Inc.	288,849	19,817,930
†Incyte Corp.	45,900	2,782,458
†Moderna, Inc.	76,700	9,108,125
†Regeneron Pharmaceuticals, Inc.	24,562	25,815,399
†Vertex Pharmaceuticals, Inc.	60,000	28,123,200
		202,458,967
Broadline Retail–3.92%
†Amazon.com, Inc.	2,122,560	410,184,720
eBay, Inc.	115,344	6,196,280
†Etsy, Inc.	27,300	1,610,154
		417,991,154
Building Products–0.49%
A O Smith Corp.	30,300	2,477,934
Allegion PLC	21,125	2,495,919
†Builders FirstSource, Inc.	29,000	4,013,890
Carrier Global Corp.	195,461	12,329,680
Johnson Controls International PLC	157,689	10,481,588
Masco Corp.	50,421	3,361,568
Trane Technologies PLC	52,175	17,161,922
		52,322,501
Capital Markets–2.82%
Ameriprise Financial, Inc.	23,282	9,945,838
Bank of New York Mellon Corp.	171,503	10,271,315
BlackRock, Inc.	32,591	25,659,546
Blackstone, Inc.	166,300	20,587,940
Cboe Global Markets, Inc.	24,600	4,183,476
Charles Schwab Corp.	348,625	25,690,176
CME Group, Inc.	83,853	16,485,500
FactSet Research Systems, Inc.	8,900	3,633,603
Franklin Resources, Inc.	67,456	1,507,642
Goldman Sachs Group, Inc.	74,486	33,691,507
Intercontinental Exchange, Inc.	133,430	18,265,233
Invesco Ltd.	107,539	1,608,783
LVIP SSGA S&P 500 Index Fund-1

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
KKR & Co., Inc.	153,300	$16,133,292
MarketAxess Holdings, Inc.	9,300	1,864,929
Moody's Corp.	36,742	15,465,810
Morgan Stanley	291,688	28,349,157
MSCI, Inc.	18,200	8,767,850
Nasdaq, Inc.	80,231	4,834,720
Northern Trust Corp.	48,484	4,071,686
Raymond James Financial, Inc.	44,450	5,494,464
S&P Global, Inc.	74,637	33,288,102
State Street Corp.	72,290	5,349,460
T Rowe Price Group, Inc.	50,635	5,838,722
		300,988,751
Chemicals–1.42%
Air Products & Chemicals, Inc.	51,499	13,289,317
Albemarle Corp.	28,000	2,674,560
Celanese Corp.	24,000	3,237,360
CF Industries Holdings, Inc.	40,990	3,038,179
Corteva, Inc.	159,727	8,615,674
Dow, Inc.	165,427	8,775,902
DuPont de Nemours, Inc.	95,649	7,698,788
Eastman Chemical Co.	26,527	2,598,850
Ecolab, Inc.	59,657	14,198,366
FMC Corp.	31,301	1,801,372
International Flavors & Fragrances, Inc.	60,304	5,741,544
Linde PLC	111,180	48,786,896
LyondellBasell Industries NV Class A	60,080	5,747,253
Mosaic Co.	72,847	2,105,278
PPG Industries, Inc.	54,356	6,842,877
Sherwin-Williams Co.	53,748	16,040,016
		151,192,232
Commercial Services & Supplies–0.57%
Cintas Corp.	20,108	14,080,828
†Copart, Inc.	206,200	11,167,792
Republic Services, Inc.	47,537	9,238,341
Rollins, Inc.	63,625	3,104,264
Veralto Corp.	50,067	4,779,896
Waste Management, Inc.	85,571	18,255,717
		60,626,838
Communications Equipment–0.80%
†Arista Networks, Inc.	58,700	20,573,176
Cisco Systems, Inc.	936,424	44,489,504
†F5, Inc.	13,296	2,289,970
Juniper Networks, Inc.	73,604	2,683,602
Motorola Solutions, Inc.	38,502	14,863,697
		84,899,949
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering–0.08%
Quanta Services, Inc.	33,687	$8,559,530
		8,559,530
Construction Materials–0.14%
Martin Marietta Materials, Inc.	14,300	7,747,740
Vulcan Materials Co.	30,663	7,625,275
		15,373,015
Consumer Finance–0.51%
American Express Co.	131,250	30,390,937
Capital One Financial Corp.	88,130	12,201,599
Discover Financial Services	59,211	7,745,391
Synchrony Financial	96,568	4,557,044
		54,894,971
Consumer Staples Distribution & Retail–1.88%
Costco Wholesale Corp.	102,648	87,249,773
Dollar General Corp.	51,829	6,853,349
†Dollar Tree, Inc.	47,383	5,059,083
Kroger Co.	156,046	7,791,377
Sysco Corp.	116,318	8,303,942
Target Corp.	107,738	15,949,534
Walgreens Boots Alliance, Inc.	172,762	2,089,556
Walmart, Inc.	988,785	66,950,632
		200,247,246
Containers & Packaging–0.20%
Amcor PLC	346,508	3,388,848
Avery Dennison Corp.	18,843	4,120,022
Ball Corp.	73,556	4,414,831
International Paper Co.	75,001	3,236,293
Packaging Corp. of America	20,800	3,797,248
Westrock Co.	55,118	2,770,231
		21,727,473
Distributors–0.09%
Genuine Parts Co.	32,741	4,528,735
LKQ Corp.	61,700	2,566,103
Pool Corp.	9,000	2,765,970
		9,860,808
Diversified Telecommunication Services–0.68%
AT&T, Inc.	1,660,440	31,731,008
Verizon Communications, Inc.	979,858	40,409,344
		72,140,352
Electric Utilities–1.47%
Alliant Energy Corp.	57,600	2,931,840
American Electric Power Co., Inc.	122,078	10,711,124
Constellation Energy Corp.	72,618	14,543,207
Duke Energy Corp.	180,248	18,066,257
LVIP SSGA S&P 500 Index Fund-2

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Edison International	88,804	$6,377,015
Entergy Corp.	48,372	5,175,804
Evergy, Inc.	51,999	2,754,387
Eversource Energy	79,974	4,535,325
Exelon Corp.	231,456	8,010,692
FirstEnergy Corp.	121,806	4,661,516
NextEra Energy, Inc.	474,732	33,615,773
NRG Energy, Inc.	47,055	3,663,702
PG&E Corp.	498,500	8,703,810
Pinnacle West Capital Corp.	27,883	2,129,703
PPL Corp.	174,698	4,830,400
Southern Co.	255,026	19,782,367
Xcel Energy, Inc.	126,577	6,760,478
		157,253,400
Electrical Equipment–0.73%
AMETEK, Inc.	53,700	8,952,327
Eaton Corp. PLC	93,017	29,165,480
Emerson Electric Co.	133,030	14,654,585
†GE Vernova, Inc.	62,861	10,781,290
†Generac Holdings, Inc.	15,000	1,983,300
Hubbell, Inc.	12,200	4,458,856
Rockwell Automation, Inc.	26,590	7,319,695
		77,315,533
Electronic Equipment, Instruments & Components–0.59%
Amphenol Corp. Class A	278,728	18,777,905
CDW Corp.	31,100	6,961,424
Corning, Inc.	182,860	7,104,111
Jabil, Inc.	27,100	2,948,209
†Keysight Technologies, Inc.	40,000	5,470,000
TE Connectivity Ltd.	72,211	10,862,701
†Teledyne Technologies, Inc.	11,197	4,344,212
†Trimble, Inc.	56,300	3,148,296
†Zebra Technologies Corp. Class A	11,900	3,676,267
		63,293,125
Energy Equipment & Services–0.29%
Baker Hughes Co.	236,597	8,321,117
Halliburton Co.	207,337	7,003,844
Schlumberger NV	332,373	15,681,358
		31,006,319
Entertainment–1.22%
Electronic Arts, Inc.	56,379	7,855,286
†Live Nation Entertainment, Inc.	32,700	3,065,298
†Netflix, Inc.	99,700	67,285,536
†Take-Two Interactive Software, Inc.	36,500	5,675,385
Walt Disney Co.	421,635	41,864,139
†Warner Bros Discovery, Inc.	536,913	3,994,633
		129,740,277
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services–3.82%
†Berkshire Hathaway, Inc. Class B	419,469	$170,639,989
†Corpay, Inc.	16,600	4,422,406
Fidelity National Information Services, Inc.	127,689	9,622,643
†Fiserv, Inc.	135,024	20,123,977
Global Payments, Inc.	60,445	5,845,032
Jack Henry & Associates, Inc.	17,600	2,921,952
Mastercard, Inc. Class A	190,120	83,873,339
†PayPal Holdings, Inc.	240,944	13,981,980
Visa, Inc. Class A	364,528	95,677,664
		407,108,982
Food Products–0.71%
Archer-Daniels-Midland Co.	112,923	6,826,195
Bunge Global SA	33,900	3,619,503
Campbell Soup Co.	48,350	2,184,937
Conagra Brands, Inc.	104,552	2,971,368
General Mills, Inc.	132,212	8,363,731
Hershey Co.	35,230	6,476,331
Hormel Foods Corp.	71,672	2,185,279
J M Smucker Co.	23,847	2,600,277
Kellanova	63,677	3,672,889
Kraft Heinz Co.	182,924	5,893,811
Lamb Weston Holdings, Inc.	33,600	2,825,088
McCormick & Co., Inc.	59,838	4,244,908
Mondelez International, Inc. Class A	312,308	20,437,436
Tyson Foods, Inc. Class A	66,550	3,802,667
		76,104,420
Gas Utilities–0.04%
Atmos Energy Corp.	34,900	4,071,085
		4,071,085
Ground Transportation–0.97%
CSX Corp.	449,912	15,049,556
JB Hunt Transport Services, Inc.	19,200	3,072,000
Norfolk Southern Corp.	52,632	11,299,564
Old Dominion Freight Line, Inc.	41,200	7,275,920
†Uber Technologies, Inc.	478,000	34,741,040
Union Pacific Corp.	142,102	32,151,999
		103,590,079
Health Care Equipment & Supplies–2.36%
Abbott Laboratories	404,680	42,050,299
†Align Technology, Inc.	17,000	4,104,310
Baxter International, Inc.	120,222	4,021,426
Becton Dickinson & Co.	67,313	15,731,721
†Boston Scientific Corp.	340,087	26,190,100
Cooper Cos., Inc.	46,800	4,085,640
†Dexcom, Inc.	89,000	10,090,820
LVIP SSGA S&P 500 Index Fund-3

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Edwards Lifesciences Corp.	140,848	$13,010,130
GE HealthCare Technologies, Inc.	90,649	7,063,370
†Hologic, Inc.	54,100	4,016,925
†IDEXX Laboratories, Inc.	19,200	9,354,240
†Insulet Corp.	15,300	3,087,540
†Intuitive Surgical, Inc.	81,907	36,436,329
Medtronic PLC	308,596	24,289,591
ResMed, Inc.	35,000	6,699,700
†Solventum Corp.	32,370	1,711,725
STERIS PLC	23,700	5,203,098
Stryker Corp.	78,512	26,713,708
Teleflex, Inc.	10,800	2,271,564
Zimmer Biomet Holdings, Inc.	46,690	5,067,266
		251,199,502
Health Care Providers & Services–2.43%
Cardinal Health, Inc.	58,061	5,708,558
Cencora, Inc.	38,678	8,714,153
†Centene Corp.	123,174	8,166,436
Cigna Group	65,502	21,652,996
CVS Health Corp.	289,342	17,088,538
†DaVita, Inc.	13,328	1,846,861
Elevance Health, Inc.	53,688	29,091,380
HCA Healthcare, Inc.	44,600	14,329,088
†Henry Schein, Inc.	32,400	2,076,840
Humana, Inc.	27,632	10,324,697
Labcorp Holdings, Inc.	19,847	4,039,063
McKesson Corp.	29,994	17,517,696
†Molina Healthcare, Inc.	13,800	4,102,740
Quest Diagnostics, Inc.	25,311	3,464,570
UnitedHealth Group, Inc.	213,146	108,546,732
Universal Health Services, Inc. Class B	13,300	2,459,569
		259,129,917
Health Care REITs–0.25%
Alexandria Real Estate Equities, Inc.	36,700	4,292,799
Healthpeak Properties, Inc.	137,323	2,691,531
Ventas, Inc.	94,695	4,854,066
Welltower, Inc.	137,701	14,355,329
		26,193,725
Hotel & Resort REITs–0.03%
Host Hotels & Resorts, Inc.	158,751	2,854,343
		2,854,343
Hotels, Restaurants & Leisure–1.90%
†Airbnb, Inc. Class A	102,100	15,481,423
Booking Holdings, Inc.	7,875	31,196,812
†Caesars Entertainment, Inc.	53,000	2,106,220
†Carnival Corp.	241,391	4,518,840
†Chipotle Mexican Grill, Inc.	321,100	20,116,915
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Darden Restaurants, Inc.	28,230	$4,271,764
Domino's Pizza, Inc.	8,100	4,182,273
†Expedia Group, Inc.	30,149	3,798,472
Hilton Worldwide Holdings, Inc.	57,500	12,546,500
Las Vegas Sands Corp.	88,500	3,916,125
Marriott International, Inc. Class A	55,227	13,352,232
McDonald's Corp.	166,618	42,460,931
†MGM Resorts International	55,600	2,470,864
†Norwegian Cruise Line Holdings Ltd.	105,800	1,987,982
†Royal Caribbean Cruises Ltd.	54,300	8,657,049
Starbucks Corp.	263,906	20,545,082
Wynn Resorts Ltd.	21,950	1,964,525
Yum! Brands, Inc.	65,324	8,652,817
		202,226,826
Household Durables–0.34%
DR Horton, Inc.	69,874	9,847,343
Garmin Ltd.	35,924	5,852,738
Lennar Corp. Class A	57,243	8,579,008
†Mohawk Industries, Inc.	12,200	1,385,798
†NVR, Inc.	750	5,691,420
PulteGroup, Inc.	48,941	5,388,404
		36,744,711
Household Products–1.21%
Church & Dwight Co., Inc.	58,300	6,044,544
Clorox Co.	29,285	3,996,524
Colgate-Palmolive Co.	189,052	18,345,606
Kimberly-Clark Corp.	77,731	10,742,424
Procter & Gamble Co.	546,531	90,133,893
		129,262,991
Independent Power and Renewable Electricity Producers–0.09%
AES Corp.	151,515	2,662,119
Vistra Corp.	74,500	6,405,510
		9,067,629
Industrial Conglomerates–0.43%
3M Co.	129,483	13,231,868
Honeywell International, Inc.	150,472	32,131,791
		45,363,659
Industrial REITs–0.23%
Prologis, Inc.	214,322	24,070,504
		24,070,504
Insurance–2.02%
Aflac, Inc.	118,822	10,611,993
Allstate Corp.	61,172	9,766,721
American International Group, Inc.	152,544	11,324,867
Aon PLC Class A	50,054	14,694,853
LVIP SSGA S&P 500 Index Fund-4

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
†Arch Capital Group Ltd.	86,200	$8,696,718
Arthur J Gallagher & Co.	51,100	13,250,741
Assurant, Inc.	11,616	1,931,160
Brown & Brown, Inc.	55,100	4,926,491
Chubb Ltd.	94,046	23,989,254
Cincinnati Financial Corp.	36,675	4,331,317
Everest Group Ltd.	9,900	3,772,098
Globe Life, Inc.	19,779	1,627,416
Hartford Financial Services Group, Inc.	67,489	6,785,344
Loews Corp.	42,908	3,206,944
Marsh & McLennan Cos., Inc.	114,169	24,057,692
MetLife, Inc.	137,115	9,624,102
Principal Financial Group, Inc.	52,033	4,081,989
Progressive Corp.	136,318	28,314,612
Prudential Financial, Inc.	82,325	9,647,667
Travelers Cos., Inc.	52,806	10,737,572
W R Berkley Corp.	47,300	3,716,834
Willis Towers Watson PLC	23,701	6,212,980
		215,309,365
Interactive Media & Services–6.69%
Alphabet, Inc. Class A	1,361,200	247,942,580
Alphabet, Inc. Class C	1,132,360	207,697,471
†Match Group, Inc.	62,100	1,886,598
Meta Platforms, Inc. Class A	507,800	256,042,916
		713,569,565
IT Services–1.04%
Accenture PLC Class A	145,367	44,105,801
†Akamai Technologies, Inc.	35,303	3,180,094
Cognizant Technology Solutions Corp. Class A	113,716	7,732,688
†EPAM Systems, Inc.	13,400	2,520,674
†Gartner, Inc.	18,400	8,262,704
†GoDaddy, Inc. Class A	31,900	4,456,749
International Business Machines Corp.	213,863	36,987,606
†VeriSign, Inc.	21,087	3,749,269
		110,995,585
Leisure Products–0.02%
Hasbro, Inc.	32,584	1,906,164
		1,906,164
Life Sciences Tools & Services–1.23%
Agilent Technologies, Inc.	69,037	8,949,266
†Bio-Rad Laboratories, Inc. Class A	5,300	1,447,483
Bio-Techne Corp.	38,100	2,729,865
†Charles River Laboratories International, Inc.	12,200	2,520,276
Danaher Corp.	152,401	38,077,390
†IQVIA Holdings, Inc.	42,200	8,922,768
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Mettler-Toledo International, Inc.	4,900	$6,848,191
Revvity, Inc.	29,575	3,101,235
Thermo Fisher Scientific, Inc.	88,353	48,859,209
†Waters Corp.	14,216	4,124,346
West Pharmaceutical Services, Inc.	16,600	5,467,874
		131,047,903
Machinery–1.60%
Caterpillar, Inc.	113,081	37,667,281
Cummins, Inc.	31,557	8,739,080
Deere & Co.	60,400	22,567,252
Dover Corp.	31,251	5,639,243
Fortive Corp.	82,571	6,118,511
IDEX Corp.	17,600	3,541,120
Illinois Tool Works, Inc.	62,519	14,814,502
Ingersoll Rand, Inc.	93,481	8,491,814
Nordson Corp.	12,300	2,852,862
Otis Worldwide Corp.	93,680	9,017,637
PACCAR, Inc.	121,632	12,520,798
Parker-Hannifin Corp.	29,882	15,114,614
Pentair PLC	37,294	2,859,331
Snap-on, Inc.	11,575	3,025,589
Stanley Black & Decker, Inc.	36,640	2,927,170
Westinghouse Air Brake Technologies Corp.	42,109	6,655,328
Xylem, Inc.	57,173	7,754,374
		170,306,506
Media–0.53%
†Charter Communications, Inc. Class A	23,000	6,876,080
Comcast Corp. Class A	904,544	35,421,943
Fox Corp. Class A	88,885	2,976,803
Interpublic Group of Cos., Inc.	88,680	2,579,701
News Corp. Class A	118,390	3,284,348
Omnicom Group, Inc.	46,297	4,152,841
Paramount Global Class B	125,000	1,298,750
		56,590,466
Metals & Mining–0.38%
Freeport-McMoRan, Inc.	333,061	16,186,765
Newmont Corp.	268,732	11,251,809
Nucor Corp.	56,643	8,954,125
Steel Dynamics, Inc.	33,400	4,325,300
		40,717,999
Multi-Utilities–0.59%
Ameren Corp.	58,701	4,174,228
CenterPoint Energy, Inc.	148,135	4,589,222
CMS Energy Corp.	67,838	4,038,396
Consolidated Edison, Inc.	81,612	7,297,745
LVIP SSGA S&P 500 Index Fund-5

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
Dominion Energy, Inc.	194,952	$9,552,648
DTE Energy Co.	48,292	5,360,895
NiSource, Inc.	92,695	2,670,543
Public Service Enterprise Group, Inc.	115,389	8,504,169
Sempra	145,676	11,080,117
WEC Energy Group, Inc.	75,258	5,904,743
		63,172,706
Office REITs–0.02%
Boston Properties, Inc.	33,712	2,075,311
		2,075,311
Oil, Gas & Consumable Fuels–3.33%
APA Corp.	76,326	2,247,038
Chevron Corp.	396,616	62,038,675
ConocoPhillips	270,152	30,899,986
Coterra Energy, Inc.	168,096	4,483,120
Devon Energy Corp.	144,214	6,835,744
Diamondback Energy, Inc.	41,700	8,347,923
EOG Resources, Inc.	132,302	16,652,853
EQT Corp.	89,300	3,302,314
Exxon Mobil Corp.	1,038,994	119,608,989
Hess Corp.	64,320	9,488,486
Kinder Morgan, Inc.	442,281	8,788,124
Marathon Oil Corp.	132,329	3,793,872
Marathon Petroleum Corp.	81,130	14,074,432
Occidental Petroleum Corp.	151,438	9,545,137
ONEOK, Inc.	134,577	10,974,754
Phillips 66	97,571	13,774,098
Targa Resources Corp.	51,200	6,593,536
Valero Energy Corp.	75,145	11,779,730
Williams Cos., Inc.	280,918	11,939,015
		355,167,826
Passenger Airlines–0.15%
†American Airlines Group, Inc.	161,600	1,830,928
Delta Air Lines, Inc.	148,600	7,049,584
Southwest Airlines Co.	141,081	4,036,327
†United Airlines Holdings, Inc.	72,000	3,503,520
		16,420,359
Personal Care Products–0.13%
Estee Lauder Cos., Inc. Class A	53,667	5,710,169
Kenvue, Inc.	444,071	8,073,211
		13,783,380
Pharmaceuticals–3.77%
Bristol-Myers Squibb Co.	471,666	19,588,289
†Catalent, Inc.	44,600	2,507,858
Eli Lilly & Co.	184,928	167,430,113
Johnson & Johnson	557,252	81,447,952
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.	586,381	$72,593,968
Pfizer, Inc.	1,315,748	36,814,629
Viatris, Inc.	278,751	2,963,123
Zoetis, Inc.	105,221	18,241,112
		401,587,044
Professional Services–0.61%
Automatic Data Processing, Inc.	95,368	22,763,388
Broadridge Financial Solutions, Inc.	28,100	5,535,700
†Dayforce, Inc.	38,000	1,884,800
Equifax, Inc.	29,318	7,108,442
Jacobs Solutions, Inc.	29,534	4,126,195
Leidos Holdings, Inc.	30,600	4,463,928
Paychex, Inc.	74,576	8,841,731
Paycom Software, Inc.	12,000	1,716,480
Verisk Analytics, Inc.	32,700	8,814,285
		65,254,949
Real Estate Management & Development–0.12%
†CBRE Group, Inc. Class A	69,476	6,191,006
†CoStar Group, Inc.	96,200	7,132,268
		13,323,274
Residential REITs–0.29%
AvalonBay Communities, Inc.	33,348	6,899,368
Camden Property Trust	25,600	2,793,216
Equity Residential	81,342	5,640,254
Essex Property Trust, Inc.	14,900	4,055,780
Invitation Homes, Inc.	137,900	4,949,231
Mid-America Apartment Communities, Inc.	26,600	3,793,426
UDR, Inc.	69,400	2,855,810
		30,987,085
Retail REITs–0.27%
Federal Realty Investment Trust	18,400	1,857,848
Kimco Realty Corp.	153,145	2,980,202
Realty Income Corp.	193,700	10,231,234
Regency Centers Corp.	36,900	2,295,180
Simon Property Group, Inc.	75,648	11,483,366
		28,847,830
Semiconductors & Semiconductor Equipment–11.99%
†Advanced Micro Devices, Inc.	373,983	60,663,782
Analog Devices, Inc.	115,123	26,277,976
Applied Materials, Inc.	192,153	45,346,187
Broadcom, Inc.	100,885	161,973,894
†Enphase Energy, Inc.	31,800	3,170,778
†First Solar, Inc.	24,700	5,568,862
Intel Corp.	982,028	30,413,407
KLA Corp.	31,421	25,906,929
Lam Research Corp.	30,250	32,211,713
LVIP SSGA S&P 500 Index Fund-6

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc.	126,506	$11,575,299
Micron Technology, Inc.	257,059	33,810,970
Monolithic Power Systems, Inc.	11,000	9,038,480
NVIDIA Corp.	5,701,900	704,412,726
NXP Semiconductors NV	58,900	15,849,401
†ON Semiconductor Corp.	99,600	6,827,580
†Qorvo, Inc.	23,900	2,773,356
QUALCOMM, Inc.	259,624	51,711,908
Skyworks Solutions, Inc.	37,100	3,954,118
Teradyne, Inc.	35,500	5,264,295
Texas Instruments, Inc.	211,924	41,225,576
		1,277,977,237
Software–10.95%
†Adobe, Inc.	103,700	57,609,498
†ANSYS, Inc.	20,700	6,655,050
†Autodesk, Inc.	49,703	12,299,007
†Cadence Design Systems, Inc.	63,700	19,603,675
†Crowdstrike Holdings, Inc. Class A	53,200	20,385,708
†Fair Isaac Corp.	5,700	8,485,362
†Fortinet, Inc.	146,900	8,853,663
Gen Digital, Inc.	130,925	3,270,506
Intuit, Inc.	64,740	42,547,775
Microsoft Corp.	1,722,788	770,000,097
Oracle Corp.	368,778	52,071,454
†Palo Alto Networks, Inc.	73,000	24,747,730
†PTC, Inc.	27,800	5,050,426
Roper Technologies, Inc.	24,864	14,014,842
Salesforce, Inc.	225,836	58,062,436
†ServiceNow, Inc.	47,400	37,288,158
†Synopsys, Inc.	35,700	21,243,642
†Tyler Technologies, Inc.	10,100	5,078,078
		1,167,267,107
Specialized REITs–0.93%
American Tower Corp.	108,103	21,013,061
Crown Castle, Inc.	100,065	9,776,351
Digital Realty Trust, Inc.	71,500	10,871,575
Equinix, Inc.	21,942	16,601,317
Extra Space Storage, Inc.	48,500	7,537,385
Iron Mountain, Inc.	68,400	6,130,008
Public Storage	36,551	10,513,895
SBA Communications Corp.	24,800	4,868,240
VICI Properties, Inc.	240,000	6,873,600
Weyerhaeuser Co.	165,407	4,695,905
		98,881,337
Specialty Retail–1.82%
†AutoZone, Inc.	4,027	11,936,431
Bath & Body Works, Inc.	50,843	1,985,419
Best Buy Co., Inc.	44,877	3,782,682
†CarMax, Inc.	35,509	2,604,230
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Home Depot, Inc.	229,485	$78,997,916
Lowe's Cos., Inc.	132,197	29,144,151
†O'Reilly Automotive, Inc.	13,757	14,528,218
Ross Stores, Inc.	78,126	11,353,270
TJX Cos., Inc.	261,592	28,801,279
Tractor Supply Co.	25,000	6,750,000
†Ulta Beauty, Inc.	10,800	4,167,396
		194,050,992
Technology Hardware, Storage & Peripherals–6.97%
Apple, Inc.	3,341,156	703,714,277
Hewlett Packard Enterprise Co.	301,776	6,388,598
HP, Inc.	200,376	7,017,168
NetApp, Inc.	47,543	6,123,538
Seagate Technology Holdings PLC	44,572	4,602,950
†Super Micro Computer, Inc.	11,400	9,340,590
†Western Digital Corp.	77,134	5,844,443
		743,031,564
Textiles, Apparel & Luxury Goods–0.36%
†Deckers Outdoor Corp.	5,900	5,710,905
†Lululemon Athletica, Inc.	26,400	7,885,680
NIKE, Inc. Class B	279,668	21,078,577
Ralph Lauren Corp.	8,872	1,553,132
Tapestry, Inc.	52,334	2,239,372
		38,467,666
Tobacco–0.51%
Altria Group, Inc.	395,801	18,028,736
Philip Morris International, Inc.	361,716	36,652,682
		54,681,418
Trading Companies & Distributors–0.26%
Fastenal Co.	132,606	8,332,961
United Rentals, Inc.	15,600	10,088,988
WW Grainger, Inc.	10,053	9,070,219
		27,492,168
Water Utilities–0.05%
American Water Works Co., Inc.	44,600	5,760,536
		5,760,536
Wireless Telecommunication Services–0.20%
T-Mobile U.S., Inc.	118,915	20,950,445
		20,950,445
Total Common Stock (Cost $2,757,359,602)		10,624,604,601

LVIP SSGA S&P 500 Index Fund-7

LVIP SSGA S&P 500 Index Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.33%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.25%)	35,396,217	$35,396,217
Total Money Market Fund (Cost $35,396,217)		35,396,217

TOTAL INVESTMENTS–99.99% (Cost $2,792,755,819)	$10,660,000,818
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.01%	1,108,376
NET ASSETS APPLICABLE TO 350,230,656 SHARES OUTSTANDING–100.00%	$10,661,109,194
NET ASSET VALUE PER SHARE–LVIP SSGA S&P 500 INDEX FUND STANDARD CLASS ($8,244,348,636 / 270,652,924 Shares)	$30.461
NET ASSET VALUE PER SHARE–LVIP SSGA S&P 500 INDEX FUND SERVICE CLASS ($2,416,760,558 / 79,577,732 Shares)	$30.370
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$1,801,682,796
Distributable earnings/(accumulated loss)	8,859,426,398
TOTAL NET ASSETS	$10,661,109,194

†Non-income producing.

★Includes $1,876,200 cash collateral held at broker for futures contracts, $9,914,244 payable for fund shares redeemed, $280,327 other accrued expenses payable, $2,185,048 due to manager and affiliates, $194,761 variation margin due to broker on futures contracts, $15,888 payable for audit fee and $326,087 payable for fund accounting fee as of June 30, 2024.

The following futures contracts were outstanding at June 30, 2024:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
159	E-mini S&P 500 Index	$43,895,925	$43,960,465	9/20/24	$—	$(64,540)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA S&P 500 Index Fund-8

LVIP SSGA S&P 500 Index Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$73,119,197
Foreign taxes withheld	(18,404)
73,100,793
EXPENSES:
Management fees	8,413,032
Distribution fees-Service Class	2,823,809
Shareholder servicing fees	1,470,784
Accounting and administration expenses	812,130
Index fees	466,701
Trustees’ fees and expenses	156,008
Professional fees	112,698
Reports and statements to shareholders	61,753
Custodian fees	19,532
Consulting fees	4,399
Pricing fees	3,902
Other	133,344
14,478,092
Less:
Management fees waived	(9,945)
Total operating expenses	14,468,147
NET INVESTMENT INCOME	58,632,646
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	258,708,927
Futures contracts	9,438,349
Net realized gain	268,147,276
Net change in unrealized appreciation (depreciation) of:
Investments	1,109,932,105
Futures contracts	(2,148,116)
Net change in unrealized appreciation (depreciation)	1,107,783,989
NET REALIZED AND UNREALIZED GAIN	1,375,931,265
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,434,563,911
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA S&P 500 Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$58,632,646	$126,766,031
Net realized gain	268,147,276	757,608,299
Net change in unrealized appreciation (depreciation)	1,107,783,989	1,225,888,225
Net increase in net assets resulting from operations	1,434,563,911	2,110,262,555
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(284,245,713)
Service Class	—	(74,393,824)
	—	(358,639,537)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	273,111,148	567,357,431
Service Class	163,140,620	247,645,760
Reinvestment of dividends and distributions:
Standard Class	—	284,245,713
Service Class	—	74,393,824
	436,251,768	1,173,642,728
Cost of shares redeemed:
Standard Class	(680,921,966)	(1,926,221,928)
Service Class	(184,940,909)	(292,633,206)
	(865,862,875)	(2,218,855,134)
Decrease in net assets derived from capital share transactions	(429,611,107)	(1,045,212,406)
NET INCREASE IN NET ASSETS	1,004,952,804	706,410,612
NET ASSETS:
Beginning of period	9,656,156,390	8,949,745,778
End of period	$10,661,109,194	$9,656,156,390
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA S&P 500 Index Fund-9

LVIP SSGA S&P 500 Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA S&P 500 Index Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$26.451	$21.849	$30.085	$24.087	$20.989	$16.898
Income (loss) from investment operations:
Net investment income[2]	0.172	0.350	0.349	0.314	0.330	0.343
Net realized and unrealized gain (loss)	3.838	5.270	(5.904)	6.493	3.424	4.863
Total from investment operations	4.010	5.620	(5.555)	6.807	3.754	5.206
Less dividends and distributions from:
Net investment income	—	(0.364)	(0.353)	(0.357)	(0.350)	(0.334)
Net realized gain	—	(0.654)	(2.328)	(0.452)	(0.306)	(0.781)
Total dividends and distributions	—	(1.018)	(2.681)	(0.809)	(0.656)	(1.115)
Net asset value, end of period	$30.461	$26.451	$21.849	$30.085	$24.087	$20.989
Total return[3]	15.16%	26.01%	(18.31% )	28.42%	18.03%	31.20%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,244,349	$7,534,365	$7,219,554	$9,250,241	$8,511,057	$7,701,580
Ratio of expenses to average net assets	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Ratio of net investment income to average net assets	1.21%	1.45%	1.38%	1.15%	1.58%	1.76%
Portfolio turnover	1%	3%	2%	2%	7%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA S&P 500 Index Fund-10

LVIP SSGA S&P 500 Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA S&P 500 Index Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$26.405	$21.818	$30.051	$24.065	$20.977	$16.894
Income (loss) from investment operations:
Net investment income[2]	0.136	0.289	0.284	0.246	0.277	0.294
Net realized and unrealized gain (loss)	3.829	5.256	(5.895)	6.481	3.414	4.857
Total from investment operations	3.965	5.545	(5.611)	6.727	3.691	5.151
Less dividends and distributions from:
Net investment income	—	(0.304)	(0.294)	(0.289)	(0.297)	(0.287)
Net realized gain	—	(0.654)	(2.328)	(0.452)	(0.306)	(0.781)
Total dividends and distributions	—	(0.958)	(2.622)	(0.741)	(0.603)	(1.068)
Net asset value, end of period	$30.370	$26.405	$21.818	$30.051	$24.065	$20.977
Total return[3]	15.02%	25.70%	(18.51% )	28.10%	17.74%	30.87%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,416,761	$2,121,791	$1,730,192	$2,168,807	$1,770,490	$1,523,447
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	0.96%	1.20%	1.13%	0.90%	1.33%	1.51%
Portfolio turnover	1%	3%	2%	2%	7%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA S&P 500 Index Fund-11

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is as a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA S&P 500 Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
The S&P 500® Index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI", and has been licensed for use by the investment adviser on behalf of the Fund. Standard & Poor's® and S&P® are registered trademarks of Standard & Poor's Financial Services LLC ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the investment adviser on behalf of the Fund. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in the Fund nor do they have any liability for any errors, omissions, or interruptions of the S&P 500® Index.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP SSGA S&P 500 Index Fund-12

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2024.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.24% of the first $500 million of the Fund’s average daily net assets; 0.20% of the next $500 million; and 0.16% of the Fund’s average daily net assets in excess of $1 billion.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.002% of the first $1 Billion of the Fund's average daily net assets.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$425,094
Legal	64,681
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $18,582 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP SSGA S&P 500 Index Fund-13

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$1,439,055
Distribution fees payable to LFD	490,501
Printing and mailing fees payable to Lincoln Life	3,280
Shareholder servicing fees payable to Lincoln Life	252,212
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$70,274,502
Sales	409,521,809
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$2,792,755,819
Aggregate unrealized appreciation of investments and derivatives	$8,000,581,412
Aggregate unrealized depreciation of investments and derivatives	(133,400,953)
Net unrealized appreciation of investments and derivatives	$7,867,180,459
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA S&P 500 Index Fund-14

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$10,624,604,601	$—	$—	$10,624,604,601
Money Market Fund	35,396,217	—	—	35,396,217
Total Investments	$10,660,000,818	$—	$—	$10,660,000,818
Derivatives:

Liabilities:
Futures Contract	$(64,540)	$—	$—	$(64,540)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	9,651,555	23,591,303
Service Class	5,714,123	10,113,956
Shares reinvested:
Standard Class	—	11,299,599
Service Class	—	2,971,722
	15,365,678	47,976,580
Shares redeemed:
Standard Class	(23,838,416)	(80,474,643)
Service Class	(6,492,496)	(12,029,654)
	(30,330,912)	(92,504,297)
Net decrease	(14,965,234)	(44,527,717)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $75,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the
LVIP SSGA S&P 500 Index Fund-15

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2024, the Fund used futures contracts to facilitate investments in portfolio securities; as a cash management tool and to reduce transaction costs.
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(64,540)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$9,438,349	$(2,148,116)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$54,794,616	$—
7. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
LVIP SSGA S&P 500 Index Fund-16

LVIP SSGA S&P 500 Index Fund
Notes to Financial Statements (continued)
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA S&P 500 Index Fund-17

LVIP SSGA Short-Term Bond Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP SSGA Short-Term Bond Index Fund

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–97.08%
Aerospace & Defense–1.55%
Boeing Co.
2.20% 2/4/26	1,000,000	$939,875
2.25% 6/15/26	250,000	232,772
2.70% 2/1/27	250,000	230,474
3.10% 5/1/26	350,000	332,094
5.04% 5/1/27	500,000	488,983
6.26% 5/1/27	70,000	70,473
General Dynamics Corp. 3.50% 4/1/27	250,000	240,685
Howmet Aerospace, Inc. 5.90% 2/1/27	150,000	151,820
L3Harris Technologies, Inc. 3.85% 12/15/26	250,000	241,602
Lockheed Martin Corp. 3.55% 1/15/26	350,000	341,517
Northrop Grumman Corp. 3.20% 2/1/27	150,000	143,061
RTX Corp.
2.65% 11/1/26	250,000	235,859
3.13% 5/4/27	500,000	473,895
3.95% 8/16/25	250,000	245,712
5.00% 2/27/26	55,000	54,733
5.75% 11/8/26	175,000	176,870
		4,600,425
Agriculture–0.93%
Altria Group, Inc. 2.63% 9/16/26	350,000	329,867
BAT Capital Corp.
3.22% 9/6/26	250,000	238,597
4.70% 4/2/27	250,000	246,103
BAT International Finance PLC 1.67% 3/25/26	500,000	468,401
Bunge Ltd. Finance Corp. 1.63% 8/17/25	350,000	334,750
Philip Morris International, Inc.
0.88% 5/1/26	250,000	230,946
3.38% 8/11/25	250,000	244,333
4.75% 2/12/27	70,000	69,432
4.88% 2/13/26	490,000	486,141
5.00% 11/17/25	120,000	119,395
		2,767,965
Apparel–0.33%
NIKE, Inc. 2.38% 11/1/26	250,000	235,719
PVH Corp. 4.63% 7/10/25	250,000	247,063
Ralph Lauren Corp. 3.75% 9/15/25	350,000	343,184
Tapestry, Inc.
7.00% 11/27/26	85,000	87,357
7.05% 11/27/25	65,000	66,080
		979,403
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers–4.62%
American Honda Finance Corp.
1.00% 9/10/25	350,000	$332,137
1.20% 7/8/25	500,000	479,013
2.35% 1/8/27	150,000	140,311
4.75% 1/12/26	125,000	123,979
4.90% 3/12/27	400,000	398,498
4.95% 1/9/26	95,000	94,490
5.25% 7/7/26	150,000	150,270
Ford Motor Co. 4.35% 12/8/26	500,000	485,412
Ford Motor Credit Co. LLC
2.70% 8/10/26	1,500,000	1,408,895
4.27% 1/9/27	250,000	240,887
4.39% 1/8/26	1,500,000	1,468,022
4.95% 5/28/27	350,000	341,639
5.80% 3/5/27	250,000	250,006
5.85% 5/17/27	200,000	199,976
General Motors Financial Co., Inc.
1.50% 6/10/26	350,000	324,154
2.35% 2/26/27	250,000	231,262
4.00% 10/6/26	300,000	290,485
4.30% 7/13/25	250,000	246,661
5.00% 4/9/27	250,000	247,449
5.25% 3/1/26	500,000	497,196
5.40% 4/6/26	185,000	184,579
5.40% 5/8/27	700,000	699,614
6.05% 10/10/25	450,000	451,622
Honda Motor Co. Ltd. 2.53% 3/10/27	250,000	234,384
PACCAR Financial Corp.
4.45% 3/30/26	200,000	197,997
4.95% 10/3/25	100,000	99,617
5.00% 5/13/27	200,000	200,457
5.05% 8/10/26	340,000	339,652
5.20% 11/9/26	165,000	165,606
Toyota Motor Corp. 5.28% 7/13/26	120,000	120,351
Toyota Motor Credit Corp.
0.80% 10/16/25	350,000	330,863
1.13% 6/18/26	250,000	231,519
3.05% 3/22/27	250,000	237,411
3.65% 8/18/25	500,000	490,890
4.45% 5/18/26	250,000	246,800
4.80% 1/5/26	200,000	199,006
5.00% 8/14/26	250,000	249,430
5.00% 3/19/27	65,000	64,995
5.20% 5/15/26	350,000	350,575
5.40% 11/10/25	200,000	200,479
5.40% 11/20/26	250,000	251,749
5.60% 9/11/25	250,000	250,978
		13,749,316
LVIP SSGA Short-Term Bond Index Fund-1

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Parts & Equipment–0.20%
Magna International, Inc.
4.15% 10/1/25	350,000	$344,403
5.98% 3/21/26	250,000	249,602
		594,005
Banks–34.24%
Australia & New Zealand Banking Group Ltd. 3.70% 11/16/25	250,000	244,877
Banco Bilbao Vizcaya Argentaria SA
1.13% 9/18/25	250,000	236,765
μ5.86% 9/14/26	200,000	200,011
Banco Santander SA
μ1.72% 9/14/27	200,000	183,404
1.85% 3/25/26	200,000	187,464
μ4.18% 3/24/28	200,000	192,769
4.25% 4/11/27	400,000	387,011
5.15% 8/18/25	450,000	446,499
5.18% 11/19/25	250,000	247,586
μ5.55% 3/14/28	200,000	199,617
μ6.53% 11/7/27	400,000	409,145
Bank of America Corp.
μ1.20% 10/24/26	500,000	471,679
μ1.73% 7/22/27	500,000	463,463
μ2.55% 2/4/28	500,000	466,670
3.50% 4/19/26	1,000,000	969,213
μ3.71% 4/24/28	1,250,000	1,197,265
μ3.82% 1/20/28	1,100,000	1,060,219
3.88% 8/1/25	750,000	738,521
4.25% 10/22/26	500,000	487,590
4.45% 3/3/26	350,000	344,184
μ4.83% 7/22/26	500,000	495,179
μ5.08% 1/20/27	650,000	646,099
μ5.93% 9/15/27	750,000	758,069
Bank of America NA
5.53% 8/18/26	350,000	352,485
5.65% 8/18/25	350,000	351,079
Bank of Montreal
2.65% 3/8/27	750,000	703,103
5.27% 12/11/26	210,000	209,681
5.30% 6/5/26	400,000	399,652
5.37% 6/4/27	350,000	351,467
5.92% 9/25/25	250,000	251,135
Bank of New York Mellon Corp.
0.75% 1/28/26	350,000	326,541
2.80% 5/4/26	250,000	239,942
μ3.99% 6/13/28	250,000	242,083
μ4.41% 7/24/26	595,000	588,316
μ4.95% 4/26/27	615,000	611,218
Bank of Nova Scotia
1.05% 3/2/26	350,000	325,877
1.35% 6/24/26	500,000	462,622
2.70% 8/3/26	500,000	473,850
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of Nova Scotia (continued)
4.50% 12/16/25	250,000	$246,015
4.75% 2/2/26	350,000	346,327
5.35% 12/7/26	250,000	250,309
5.40% 6/4/27	125,000	125,578
Barclays PLC
4.38% 1/12/26	500,000	491,545
5.20% 5/12/26	500,000	494,260
μ5.30% 8/9/26	350,000	347,681
μ5.67% 3/12/28	225,000	225,343
μ5.83% 5/9/27	875,000	876,283
μ6.50% 9/13/27	500,000	508,307
μ7.33% 11/2/26	500,000	508,720
Canadian Imperial Bank of Commerce
0.95% 10/23/25	250,000	235,958
3.95% 8/4/25	350,000	344,043
5.24% 6/28/27	250,000	249,602
5.62% 7/17/26	300,000	301,547
5.93% 10/2/26	250,000	253,200
Citibank NA
5.44% 4/30/26	405,000	406,408
5.49% 12/4/26	390,000	392,106
5.86% 9/29/25	340,000	341,720
Citigroup, Inc.
μ1.12% 1/28/27	750,000	699,488
μ3.07% 2/24/28	1,500,000	1,415,606
3.20% 10/21/26	500,000	476,838
3.40% 5/1/26	850,000	820,928
μ3.89% 1/10/28	750,000	723,963
4.60% 3/9/26	250,000	245,983
5.50% 9/13/25	250,000	249,725
μ5.61% 9/29/26	1,000,000	999,445
Commonwealth Bank of Australia 5.32% 3/13/26	250,000	250,923
Cooperatieve Rabobank UA 4.38% 8/4/25	350,000	344,493
Deutsche Bank AG
1.69% 3/19/26	750,000	705,531
μ2.13% 11/24/26	250,000	237,251
μ2.55% 1/7/28	500,000	462,372
μ5.71% 2/8/28	225,000	224,702
μ6.12% 7/14/26	415,000	415,365
μ7.15% 7/13/27	265,000	271,450
Discover Bank 3.45% 7/27/26	250,000	238,763
Fifth Third Bank NA
2.25% 2/1/27	500,000	462,478
3.95% 7/28/25	250,000	245,550
μGoldman Sachs Bank USA
5.28% 3/18/27	1,000,000	996,721
5.41% 5/21/27	335,000	334,446
Goldman Sachs Group, Inc.
μ1.43% 3/9/27	500,000	466,547
μ1.54% 9/10/27	1,000,000	918,453
LVIP SSGA Short-Term Bond Index Fund-2

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Goldman Sachs Group, Inc. (continued)
μ2.64% 2/24/28	1,750,000	$1,632,209
μ3.62% 3/15/28	750,000	717,132
μ3.69% 6/5/28	750,000	717,466
4.25% 10/21/25	1,000,000	982,476
μ4.39% 6/15/27	1,000,000	980,472
μ5.80% 8/10/26	355,000	355,140
HSBC Holdings PLC
μ4.04% 3/13/28	750,000	722,548
4.25% 8/18/25	350,000	343,733
μ4.29% 9/12/26	1,750,000	1,719,249
μ4.76% 6/9/28	250,000	246,080
μ5.60% 5/17/28	425,000	426,662
μ5.89% 8/14/27	750,000	755,624
μ7.34% 11/3/26	250,000	255,359
HSBC USA, Inc. 5.29% 3/4/27	500,000	501,327
μHuntington National Bank 4.55% 5/17/28	250,000	243,534
ING Groep NV
3.95% 3/29/27	750,000	723,953
μ4.02% 3/28/28	250,000	241,075
μ6.08% 9/11/27	200,000	202,220
JPMorgan Chase & Co.
μ1.04% 2/4/27	500,000	465,765
μ1.05% 11/19/26	250,000	234,868
μ1.58% 4/22/27	1,000,000	933,208
μ2.18% 6/1/28	250,000	229,416
2.95% 10/1/26	750,000	714,698
3.20% 6/15/26	250,000	240,671
μ3.54% 5/1/28	1,250,000	1,192,963
μ3.78% 2/1/28	1,000,000	963,356
3.90% 7/15/25	250,000	246,151
μ3.96% 1/29/27	500,000	488,397
4.13% 12/15/26	1,000,000	974,263
μ4.32% 4/26/28	1,500,000	1,463,301
μ5.04% 1/23/28	250,000	248,647
μ5.57% 4/22/28	245,000	246,984
μ6.07% 10/22/27	400,000	406,998
7.75% 7/15/25	250,000	255,096
JPMorgan Chase Bank NA 5.11% 12/8/26	500,000	499,920
KeyBank NA 4.15% 8/8/25	500,000	490,324
KeyCorp 2.25% 4/6/27	250,000	227,219
Lloyds Banking Group PLC
μ1.63% 5/11/27	350,000	325,132
3.75% 1/11/27	250,000	240,569
μ3.75% 3/18/28	250,000	239,071
4.58% 12/10/25	250,000	245,448
4.65% 3/24/26	250,000	245,401
μ4.72% 8/11/26	200,000	197,700
μ5.46% 1/5/28	500,000	498,938
μ5.99% 8/7/27	220,000	221,302
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Manufacturers & Traders Trust Co.
4.65% 1/27/26	250,000	$245,413
5.40% 11/21/25	400,000	398,140
Mitsubishi UFJ Financial Group, Inc.
1.41% 7/17/25	750,000	718,610
μ1.64% 10/13/27	200,000	184,156
μ2.34% 1/19/28	250,000	232,295
2.76% 9/13/26	250,000	236,955
3.68% 2/22/27	250,000	241,227
3.85% 3/1/26	350,000	341,177
μ4.08% 4/19/28	250,000	242,110
μMizuho Financial Group, Inc.
1.23% 5/22/27	350,000	323,530
1.55% 7/9/27	250,000	231,411
Morgan Stanley
μ0.99% 12/10/26	1,250,000	1,168,862
μ1.59% 5/4/27	500,000	466,130
μ2.48% 1/21/28	850,000	792,566
3.13% 7/27/26	500,000	478,019
3.63% 1/20/27	500,000	482,073
3.88% 1/27/26	500,000	488,768
3.95% 4/23/27	250,000	241,441
4.00% 7/23/25	850,000	837,272
μ4.21% 4/20/28	1,000,000	971,713
μ4.68% 7/17/26	460,000	455,492
μ5.05% 1/28/27	200,000	198,869
μ5.65% 4/13/28	155,000	156,535
μ6.14% 10/16/26	500,000	503,284
6.25% 8/9/26	250,000	254,497
Morgan Stanley Bank NA
4.75% 4/21/26	300,000	297,297
μ4.95% 1/14/28	775,000	769,164
5.48% 7/16/25	460,000	460,721
μ5.50% 5/26/28	280,000	281,916
5.88% 10/30/26	640,000	647,894
National Australia Bank Ltd.
2.50% 7/12/26	350,000	332,318
3.38% 1/14/26	250,000	243,453
3.91% 6/9/27	250,000	243,025
NatWest Group PLC
μ1.64% 6/14/27	500,000	462,822
μ3.07% 5/22/28	250,000	233,934
4.80% 4/5/26	250,000	246,902
μ5.58% 3/1/28	450,000	450,352
μ5.85% 3/2/27	250,000	250,584
Northern Trust Corp. 3.95% 10/30/25	350,000	342,905
PNC Financial Services Group, Inc.
1.15% 8/13/26	250,000	229,779
2.60% 7/23/26	350,000	331,385
μ4.76% 1/26/27	115,000	113,593
μ5.30% 1/21/28	85,000	84,883
LVIP SSGA Short-Term Bond Index Fund-3

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
PNC Financial Services Group, Inc. (continued)
μ6.62% 10/20/27	355,000	$363,623
Royal Bank of Canada
1.40% 11/2/26	250,000	229,020
3.63% 5/4/27	500,000	479,813
4.88% 1/12/26	750,000	744,423
4.88% 1/19/27	165,000	163,906
5.20% 7/20/26	250,000	249,677
μSantander Holdings USA, Inc.
2.49% 1/6/28	150,000	138,233
5.81% 9/9/26	90,000	89,570
6.12% 5/31/27	375,000	376,549
μSantander U.K. Group Holdings PLC
1.53% 8/21/26	250,000	237,924
2.47% 1/11/28	500,000	461,284
Sumitomo Mitsui Financial Group, Inc.
0.95% 1/12/26	250,000	233,609
1.40% 9/17/26	350,000	321,245
1.47% 7/8/25	750,000	720,008
2.63% 7/14/26	250,000	236,790
3.01% 10/19/26	750,000	712,518
3.78% 3/9/26	150,000	146,011
5.46% 1/13/26	635,000	634,935
5.88% 7/13/26	200,000	201,824
Synchrony Bank 5.40% 8/22/25	250,000	248,124
Toronto-Dominion Bank
0.75% 9/11/25	350,000	331,185
1.25% 9/10/26	250,000	229,255
2.80% 3/10/27	250,000	234,721
4.98% 4/5/27	700,000	696,255
5.10% 1/9/26	350,000	348,722
5.26% 12/11/26	130,000	129,955
5.53% 7/17/26	700,000	702,453
Truist Bank
3.30% 5/15/26	250,000	239,545
3.63% 9/16/25	350,000	340,826
Truist Financial Corp.
1.20% 8/5/25	350,000	333,429
μ1.27% 3/2/27	350,000	325,479
μ5.90% 10/28/26	370,000	370,927
μ6.05% 6/8/27	115,000	115,805
U.S. Bancorp
μ2.22% 1/27/28	250,000	231,145
3.15% 4/27/27	250,000	237,749
3.95% 11/17/25	250,000	245,273
μ5.73% 10/21/26	315,000	315,537
μ6.79% 10/26/27	750,000	772,208
UBS AG 5.80% 9/11/25	500,000	501,829
UBS Group AG 4.55% 4/17/26	500,000	491,337
Wachovia Corp. 7.57% 8/1/26	500,000	521,028
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Wells Fargo & Co.
μ2.39% 6/2/28	500,000	$460,494
3.00% 4/22/26	750,000	719,024
3.00% 10/23/26	300,000	284,981
μ3.20% 6/17/27	500,000	478,657
μ3.53% 3/24/28	1,250,000	1,192,309
3.55% 9/29/25	750,000	732,127
μ3.58% 5/22/28	750,000	714,320
4.10% 6/3/26	500,000	487,043
μ4.54% 8/15/26	600,000	592,574
μ5.71% 4/22/28	375,000	378,245
Wells Fargo Bank NA
4.81% 1/15/26	350,000	347,749
5.25% 12/11/26	600,000	600,621
5.45% 8/7/26	250,000	250,749
5.55% 8/1/25	250,000	250,342
Westpac Banking Corp.
1.15% 6/3/26	250,000	232,190
2.70% 8/19/26	250,000	237,875
2.85% 5/13/26	500,000	479,351
3.35% 3/8/27	250,000	239,873
3.74% 8/26/25	350,000	344,018
μ4.32% 11/23/31	250,000	241,289
5.20% 4/16/26	200,000	200,069
5.51% 11/17/25	250,000	251,174
		101,908,683
Beverages–1.51%
Coca-Cola Co.
1.45% 6/1/27	250,000	228,353
2.90% 5/25/27	250,000	237,114
Constellation Brands, Inc.
3.50% 5/9/27	250,000	238,681
3.70% 12/6/26	250,000	241,551
4.40% 11/15/25	250,000	246,529
Diageo Capital PLC
1.38% 9/29/25	500,000	475,951
5.38% 10/5/26	250,000	251,336
Keurig Dr Pepper, Inc.
2.55% 9/15/26	250,000	235,769
3.43% 6/15/27	150,000	143,052
5.10% 3/15/27	225,000	225,061
Molson Coors Beverage Co. 3.00% 7/15/26	500,000	478,651
Pepsico Singapore Financing I Pte. Ltd. 4.65% 2/16/27	250,000	248,051
PepsiCo, Inc.
2.38% 10/6/26	200,000	189,041
2.85% 2/24/26	250,000	241,476
3.50% 7/17/25	250,000	245,600
4.55% 2/13/26	450,000	446,966
5.13% 11/10/26	130,000	130,571
		4,503,753
LVIP SSGA Short-Term Bond Index Fund-4

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology–0.74%
Amgen, Inc.
2.20% 2/21/27	350,000	$324,670
5.51% 3/2/26	330,000	329,937
Biogen, Inc. 4.05% 9/15/25	350,000	343,663
Bio-Rad Laboratories, Inc. 3.30% 3/15/27	250,000	236,782
Gilead Sciences, Inc.
2.95% 3/1/27	250,000	237,271
3.65% 3/1/26	500,000	485,985
Royalty Pharma PLC 1.20% 9/2/25	250,000	237,426
		2,195,734
Building Materials–0.31%
Lennox International, Inc. 1.35% 8/1/25	250,000	238,664
Owens Corning
3.40% 8/15/26	250,000	240,009
5.50% 6/15/27	70,000	70,606
Trane Technologies Financing Ltd. 3.50% 3/21/26	150,000	145,198
Vulcan Materials Co. 3.90% 4/1/27	250,000	241,876
		936,353
Chemicals–1.07%
Air Products & Chemicals, Inc.
1.50% 10/15/25	250,000	238,038
1.85% 5/15/27	250,000	229,737
Albemarle Corp. 4.65% 6/1/27	250,000	246,167
Ecolab, Inc. 1.65% 2/1/27	150,000	137,930
EIDP, Inc.
1.70% 7/15/25	250,000	240,557
4.50% 5/15/26	180,000	177,439
Linde, Inc. 4.70% 12/5/25	150,000	149,106
LYB International Finance III LLC 1.25% 10/1/25	350,000	331,185
Nutrien Ltd.
4.00% 12/15/26	250,000	241,892
5.20% 6/21/27	110,000	109,867
5.95% 11/7/25	55,000	55,294
PPG Industries, Inc. 1.20% 3/15/26	250,000	232,876
RPM International, Inc. 3.75% 3/15/27	250,000	239,808
Sherwin-Williams Co.
3.45% 6/1/27	250,000	238,086
4.25% 8/8/25	70,000	69,068
Westlake Corp. 3.60% 8/15/26	250,000	240,553
		3,177,603
Commercial Services–0.75%
Automatic Data Processing, Inc. 3.38% 9/15/25	350,000	342,798
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Cintas Corp. No. 2 3.70% 4/1/27	250,000	$240,640
Equifax, Inc. 2.60% 12/15/25	250,000	239,471
Global Payments, Inc.
1.20% 3/1/26	250,000	232,691
2.15% 1/15/27	250,000	231,540
GXO Logistics, Inc. 1.65% 7/15/26	250,000	230,425
PayPal Holdings, Inc. 2.65% 10/1/26	500,000	473,218
S&P Global, Inc. 2.45% 3/1/27	250,000	233,734
		2,224,517
Computers–2.88%
Apple, Inc.
0.55% 8/20/25	500,000	474,872
2.05% 9/11/26	250,000	235,023
2.45% 8/4/26	1,000,000	949,939
3.00% 6/20/27	250,000	238,295
3.25% 2/23/26	750,000	728,973
3.35% 2/9/27	750,000	723,006
4.42% 5/8/26	180,000	178,827
Dell International LLC/EMC Corp.
4.90% 10/1/26	500,000	495,107
6.02% 6/15/26	714,000	721,470
Fortinet, Inc. 1.00% 3/15/26	250,000	232,067
Hewlett Packard Enterprise Co.
1.75% 4/1/26	250,000	234,551
4.90% 10/15/25	500,000	495,912
6.10% 4/1/26	250,000	250,003
HP, Inc. 3.00% 6/17/27	250,000	235,100
IBM International Capital Pte. Ltd. 4.60% 2/5/27	250,000	246,916
International Business Machines Corp.
1.70% 5/15/27	350,000	319,274
2.20% 2/9/27	150,000	139,572
3.30% 5/15/26	500,000	483,234
4.00% 7/27/25	200,000	197,141
4.50% 2/6/26	500,000	495,055
7.00% 10/30/25	250,000	255,471
Kyndryl Holdings, Inc. 2.05% 10/15/26	250,000	230,553
		8,560,361
Cosmetics & Personal Care–0.84%
Colgate-Palmolive Co.
3.10% 8/15/25	65,000	63,594
4.80% 3/2/26	440,000	438,968
Conopco, Inc. 7.25% 12/15/26	250,000	263,638
Estee Lauder Cos., Inc. 3.15% 3/15/27	250,000	238,737
LVIP SSGA Short-Term Bond Index Fund-5

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Cosmetics & Personal Care (continued)
Procter & Gamble Co.
0.55% 10/29/25	350,000	$330,138
2.70% 2/2/26	250,000	241,414
2.80% 3/25/27	250,000	237,679
4.10% 1/26/26	125,000	123,439
Unilever Capital Corp.
2.00% 7/28/26	350,000	328,922
2.90% 5/5/27	250,000	237,005
		2,503,534
Diversified Financial Services–4.66%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	1,000,000	932,833
4.45% 10/1/25	250,000	246,507
6.10% 1/15/27	250,000	253,667
Air Lease Corp.
1.88% 8/15/26	500,000	463,655
2.88% 1/15/26	350,000	335,797
3.38% 7/1/25	250,000	244,286
3.63% 4/1/27	250,000	235,829
5.30% 6/25/26	85,000	84,702
Ally Financial, Inc. 4.75% 6/9/27	250,000	244,077
American Express Co.
1.65% 11/4/26	250,000	230,010
2.55% 3/4/27	250,000	233,660
3.30% 5/3/27	250,000	237,852
3.95% 8/1/25	850,000	836,034
4.90% 2/13/26	85,000	84,453
μ5.10% 2/16/28	430,000	428,084
μ5.39% 7/28/27	250,000	250,306
μ5.65% 4/23/27	500,000	501,933
μ6.34% 10/30/26	250,000	252,455
Capital One Financial Corp.
3.65% 5/11/27	750,000	717,197
4.20% 10/29/25	350,000	342,764
μ4.93% 5/10/28	500,000	492,912
μ4.99% 7/24/26	450,000	446,088
μ7.15% 10/29/27	100,000	103,345
Charles Schwab Corp.
1.15% 5/13/26	350,000	323,668
2.45% 3/3/27	350,000	326,431
3.30% 4/1/27	250,000	238,569
3.45% 2/13/26	250,000	242,684
5.88% 8/24/26	165,000	166,896
Discover Financial Services
4.10% 2/9/27	250,000	240,348
4.50% 1/30/26	350,000	343,037
Intercontinental Exchange, Inc. 3.75% 12/1/25	350,000	342,075
Jefferies Financial Group, Inc. 6.45% 6/8/27	250,000	255,938
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Mastercard, Inc. 2.95% 11/21/26	250,000	$238,635
Nomura Holdings, Inc.
1.65% 7/14/26	350,000	323,514
2.33% 1/22/27	250,000	231,108
5.10% 7/3/25	500,000	496,834
5.71% 1/9/26	200,000	200,130
Radian Group, Inc. 4.88% 3/15/27	250,000	244,667
Synchrony Financial 4.50% 7/23/25	250,000	245,789
Visa, Inc.
1.90% 4/15/27	250,000	230,776
3.15% 12/14/25	1,000,000	972,529
		13,862,074
Electric–5.09%
AEP Transmission Co. LLC 3.10% 12/1/26	250,000	238,088
American Electric Power Co., Inc. 5.70% 8/15/25	340,000	340,269
Baltimore Gas & Electric Co. 2.40% 8/15/26	250,000	235,969
CenterPoint Energy, Inc. 5.25% 8/10/26	500,000	498,738
Connecticut Light & Power Co. 3.20% 3/15/27	250,000	238,596
Dominion Energy, Inc. 3.90% 10/1/25	350,000	342,698
DTE Electric Co. 4.85% 12/1/26	120,000	119,918
DTE Energy Co. 2.85% 10/1/26	250,000	236,662
Duke Energy Carolinas LLC 2.95% 12/1/26	250,000	238,184
Duke Energy Corp.
0.90% 9/15/25	250,000	236,769
2.65% 9/1/26	250,000	236,334
4.85% 1/5/27	110,000	109,150
5.00% 12/8/25	90,000	89,552
Edison International 4.70% 8/15/25	200,000	197,710
Enel Americas SA 4.00% 10/25/26	100,000	96,000
Entergy Corp. 0.90% 9/15/25	750,000	709,633
Evergy Kansas Central, Inc. 2.55% 7/1/26	350,000	332,733
Eversource Energy
0.80% 8/15/25	350,000	331,634
4.75% 5/15/26	125,000	123,367
5.00% 1/1/27	65,000	64,479
Exelon Corp. 2.75% 3/15/27	250,000	234,308
Florida Power & Light Co.
3.30% 5/30/27	500,000	476,038
4.45% 5/15/26	125,000	123,480
LVIP SSGA Short-Term Bond Index Fund-6

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Fortis, Inc. 3.06% 10/4/26	300,000	$284,658
Georgia Power Co.
3.25% 4/1/26	250,000	241,627
3.25% 3/30/27	250,000	237,706
5.00% 2/23/27	260,000	259,179
MidAmerican Energy Co. 3.10% 5/1/27	250,000	238,450
National Rural Utilities Cooperative Finance Corp.
1.00% 6/15/26	250,000	230,655
3.25% 11/1/25	250,000	242,939
4.45% 3/13/26	320,000	315,563
4.80% 2/5/27	250,000	248,432
5.10% 5/6/27	250,000	249,959
5.45% 10/30/25	100,000	100,022
5.60% 11/13/26	180,000	181,599
NextEra Energy Capital Holdings, Inc.
3.55% 5/1/27	500,000	477,374
4.95% 1/29/26	260,000	258,480
NSTAR Electric Co. 3.20% 5/15/27	250,000	237,997
Oncor Electric Delivery Co. LLC 0.55% 10/1/25	350,000	329,668
Pacific Gas & Electric Co.
2.95% 3/1/26	350,000	331,555
3.15% 1/1/26	250,000	240,793
3.30% 3/15/27	250,000	236,762
3.45% 7/1/25	250,000	243,886
Public Service Electric & Gas Co. 3.00% 5/15/27	250,000	236,931
Sempra
3.25% 6/15/27	150,000	141,578
5.40% 8/1/26	250,000	249,774
Southern California Edison Co.
1.20% 2/1/26	250,000	234,178
3.70% 8/1/25	250,000	244,917
4.70% 6/1/27	250,000	246,767
5.35% 3/1/26	115,000	114,764
Southern Co.
3.25% 7/1/26	350,000	336,493
5.15% 10/6/25	80,000	79,634
Southwestern Electric Power Co. 1.65% 3/15/26	250,000	235,181
Union Electric Co. 2.95% 6/15/27	250,000	235,847
Virginia Electric & Power Co.
2.95% 11/15/26	250,000	237,670
3.50% 3/15/27	250,000	239,964
3.75% 5/15/27	250,000	240,770
WEC Energy Group, Inc.
4.75% 1/9/26	415,000	410,508
5.00% 9/27/25	30,000	29,805
5.60% 9/12/26	65,000	65,246
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Wisconsin Public Service Corp. 5.35% 11/10/25	75,000	$74,949
Xcel Energy, Inc.
1.75% 3/15/27	250,000	227,456
3.35% 12/1/26	250,000	238,562
		15,158,607
Electrical Components & Equipment–0.09%
Emerson Electric Co. 0.88% 10/15/26	300,000	273,617
		273,617
Electronics–0.73%
Amphenol Corp.
4.75% 3/30/26	255,000	252,878
5.05% 4/5/27	110,000	109,908
Flex Ltd. 3.75% 2/1/26	250,000	242,615
Honeywell International, Inc.
1.10% 3/1/27	250,000	226,712
2.50% 11/1/26	500,000	472,565
Jabil, Inc. 4.25% 5/15/27	250,000	242,213
Keysight Technologies, Inc. 4.60% 4/6/27	250,000	245,542
Tyco Electronics Group SA
3.70% 2/15/26	250,000	244,105
4.50% 2/13/26	150,000	148,584
		2,185,122
Entertainment–0.43%
Warnermedia Holdings, Inc.
3.76% 3/15/27	1,000,000	949,420
6.41% 3/15/26	325,000	324,999
		1,274,419
Environmental Control–0.15%
Republic Services, Inc. 0.88% 11/15/25	250,000	235,045
Waste Management, Inc. 4.95% 7/3/27	200,000	199,692
		434,737
Food–1.27%
Campbell Soup Co.
5.20% 3/19/27	100,000	100,150
5.30% 3/20/26	65,000	64,838
Conagra Brands, Inc.
4.60% 11/1/25	250,000	246,950
5.30% 10/1/26	450,000	449,463
Flowers Foods, Inc. 3.50% 10/1/26	250,000	240,024
General Mills, Inc.
3.20% 2/10/27	150,000	142,924
4.70% 1/30/27	75,000	74,058
5.24% 11/18/25	160,000	159,404
LVIP SSGA Short-Term Bond Index Fund-7

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL 2.50% 1/15/27	250,000	$232,612
Kraft Heinz Foods Co.
3.00% 6/1/26	250,000	239,429
3.88% 5/15/27	250,000	241,739
Kroger Co.
2.65% 10/15/26	300,000	283,457
3.50% 2/1/26	250,000	242,602
McCormick & Co., Inc. 0.90% 2/15/26	250,000	232,784
Sysco Corp.
3.30% 7/15/26	250,000	240,423
3.75% 10/1/25	250,000	244,685
Tyson Foods, Inc.
3.55% 6/2/27	200,000	191,151
4.00% 3/1/26	150,000	146,434
		3,773,127
Gas–0.40%
National Fuel Gas Co. 5.20% 7/15/25	250,000	248,345
NiSource, Inc.
0.95% 8/15/25	500,000	474,895
3.49% 5/15/27	250,000	238,513
Southern California Gas Co. 2.95% 4/15/27	250,000	235,377
		1,197,130
Hand Machine Tools–0.22%
Stanley Black & Decker, Inc.
3.40% 3/1/26	150,000	145,306
6.27% 3/6/26	500,000	500,265
		645,571
Health Care Products–0.68%
Abbott Laboratories
3.75% 11/30/26	250,000	243,839
3.88% 9/15/25	250,000	246,392
Baxter International, Inc. 1.92% 2/1/27	200,000	183,322
Danaher Corp. 3.35% 9/15/25	250,000	244,680
GE HealthCare Technologies, Inc. 5.60% 11/15/25	350,000	350,117
Stryker Corp. 3.50% 3/15/26	250,000	242,587
Thermo Fisher Scientific, Inc.
4.95% 8/10/26	250,000	249,370
5.00% 12/5/26	250,000	249,699
		2,010,006
Health Care Services–1.78%
CommonSpirit Health 1.55% 10/1/25	250,000	237,449
Elevance Health, Inc.
1.50% 3/15/26	250,000	234,468
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Elevance Health, Inc. (continued)
4.90% 2/8/26	70,000	$69,445
5.35% 10/15/25	120,000	119,855
HCA, Inc.
3.13% 3/15/27	250,000	236,195
4.50% 2/15/27	350,000	342,005
5.25% 6/15/26	350,000	348,436
5.38% 9/1/26	250,000	249,377
5.88% 2/15/26	250,000	250,332
Humana, Inc. 5.70% 3/13/26	375,000	374,816
Kaiser Foundation Hospitals 3.15% 5/1/27	250,000	239,505
Laboratory Corp. of America Holdings 1.55% 6/1/26	250,000	232,257
PeaceHealth Obligated Group 1.38% 11/15/25	250,000	235,524
SSM Health Care Corp. 3.82% 6/1/27	250,000	241,471
UnitedHealth Group, Inc.
1.25% 1/15/26	250,000	235,555
3.10% 3/15/26	250,000	241,763
3.70% 12/15/25	250,000	244,690
3.70% 5/15/27	250,000	241,930
3.75% 7/15/25	600,000	591,083
4.60% 4/15/27	250,000	247,963
5.15% 10/15/25	80,000	79,883
		5,294,002
Home Builders–0.20%
DR Horton, Inc. 2.60% 10/15/25	350,000	337,231
Toll Brothers Finance Corp. 4.88% 3/15/27	250,000	246,281
		583,512
Household Products Ware–0.08%
Kimberly-Clark Corp. 2.75% 2/15/26	250,000	240,713
		240,713
Insurance–1.46%
Aflac, Inc. 1.13% 3/15/26	350,000	326,739
Allied World Assurance Co. Holdings Ltd. 4.35% 10/29/25	250,000	249,677
Allstate Corp. 0.75% 12/15/25	350,000	327,232
American National Group, Inc. 5.00% 6/15/27	250,000	244,262
Aon Global Ltd. 3.88% 12/15/25	250,000	244,305
Aon North America, Inc. 5.13% 3/1/27	95,000	94,835
Arch Capital Finance LLC 4.01% 12/15/26	250,000	242,306
LVIP SSGA Short-Term Bond Index Fund-8

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Berkshire Hathaway, Inc. 3.13% 3/15/26	500,000	$483,965
Brighthouse Financial, Inc. 3.70% 6/22/27	250,000	237,482
Chubb INA Holdings LLC 3.35% 5/3/26	350,000	338,675
CNA Financial Corp. 4.50% 3/1/26	250,000	246,112
Corebridge Financial, Inc. 3.65% 4/5/27	250,000	239,232
Manulife Financial Corp. 4.15% 3/4/26	350,000	342,445
Old Republic International Corp. 3.88% 8/26/26	250,000	241,720
Principal Financial Group, Inc. 3.10% 11/15/26	250,000	237,924
Trinity Acquisition PLC 4.40% 3/15/26	250,000	245,248
		4,342,159
Internet–1.38%
Alphabet, Inc.
0.45% 8/15/25	250,000	238,007
2.00% 8/15/26	500,000	470,932
Amazon.com, Inc.
1.00% 5/12/26	500,000	465,162
1.20% 6/3/27	250,000	225,682
3.30% 4/13/27	500,000	479,472
4.60% 12/1/25	400,000	397,474
5.20% 12/3/25	250,000	250,270
Baidu, Inc. 1.63% 2/23/27	250,000	228,207
Booking Holdings, Inc. 3.60% 6/1/26	250,000	243,008
eBay, Inc.
1.40% 5/10/26	350,000	325,476
5.90% 11/22/25	280,000	281,596
Expedia Group, Inc. 5.00% 2/15/26	250,000	248,095
Netflix, Inc. 4.38% 11/15/26	250,000	245,478
		4,098,859
Investment Companies–1.31%
Ares Capital Corp.
2.15% 7/15/26	250,000	231,050
2.88% 6/15/27	150,000	137,301
3.25% 7/15/25	350,000	340,039
3.88% 1/15/26	250,000	241,382
Blackstone Private Credit Fund
2.63% 12/15/26	750,000	685,915
3.25% 3/15/27	250,000	230,800
7.05% 9/29/25	65,000	65,626
Blackstone Secured Lending Fund 2.75% 9/16/26	250,000	231,436
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Investment Companies (continued)
Blue Owl Capital Corp.
3.40% 7/15/26	250,000	$235,563
3.75% 7/22/25	250,000	243,711
FS KKR Capital Corp. 2.63% 1/15/27	250,000	225,674
Goldman Sachs BDC, Inc. 6.38% 3/11/27	125,000	125,975
Golub Capital BDC, Inc.
2.05% 2/15/27	100,000	89,854
2.50% 8/24/26	250,000	229,962
Main Street Capital Corp.
3.00% 7/14/26	250,000	234,044
6.50% 6/4/27	60,000	60,046
Morgan Stanley Direct Lending Fund 4.50% 2/11/27	150,000	144,530
Oaktree Specialty Lending Corp. 2.70% 1/15/27	150,000	136,173
		3,889,081
Iron & Steel–0.25%
ArcelorMittal SA 4.55% 3/11/26	250,000	245,816
Reliance, Inc. 1.30% 8/15/25	250,000	238,095
Vale Overseas Ltd. 6.25% 8/10/26	250,000	253,986
		737,897
Leisure Time–0.08%
Harley-Davidson, Inc. 3.50% 7/28/25	250,000	244,282
		244,282
Lodging–0.57%
Hyatt Hotels Corp.
4.85% 3/15/26	250,000	247,232
5.75% 1/30/27	150,000	151,481
Las Vegas Sands Corp. 5.90% 6/1/27	500,000	502,654
Marriott International, Inc.
3.75% 10/1/25	250,000	244,641
5.45% 9/15/26	65,000	65,268
Sands China Ltd. 4.05% 1/8/26	500,000	483,858
		1,695,134
Machinery Construction & Mining–0.63%
Caterpillar Financial Services Corp.
0.90% 3/2/26	250,000	233,201
1.15% 9/14/26	250,000	229,696
3.65% 8/12/25	200,000	196,418
4.35% 5/15/26	250,000	246,634
4.50% 1/8/27	135,000	133,634
4.80% 1/6/26	100,000	99,510
5.00% 5/14/27	250,000	250,154
LVIP SSGA Short-Term Bond Index Fund-9

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Construction & Mining (continued)
Caterpillar Financial Services Corp. (continued)
5.05% 2/27/26	250,000	$249,857
5.15% 8/11/25	250,000	249,556
		1,888,660
Machinery Diversified–1.21%
CNH Industrial Capital LLC
1.45% 7/15/26	250,000	231,134
1.88% 1/15/26	250,000	236,603
5.45% 10/14/25	85,000	84,925
John Deere Capital Corp.
1.70% 1/11/27	150,000	138,324
3.40% 9/11/25	350,000	342,466
4.05% 9/8/25	160,000	157,803
4.50% 1/8/27	250,000	247,512
4.75% 6/8/26	110,000	109,305
4.80% 1/9/26	665,000	660,851
4.85% 3/5/27	250,000	249,073
4.90% 6/11/27	220,000	219,481
4.95% 3/6/26	150,000	149,710
5.05% 3/3/26	100,000	99,996
5.15% 9/8/26	100,000	100,143
5.30% 9/8/25	100,000	100,125
Westinghouse Air Brake Technologies Corp. 3.45% 11/15/26	250,000	238,918
Xylem, Inc. 3.25% 11/1/26	250,000	239,014
		3,605,383
Media–1.66%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91% 7/23/25	173,000	171,320
6.15% 11/10/26	240,000	242,319
Comcast Corp.
2.35% 1/15/27	250,000	234,057
3.15% 3/1/26	250,000	241,647
3.30% 2/1/27	250,000	239,637
3.30% 4/1/27	250,000	239,051
3.38% 8/15/25	500,000	489,986
3.95% 10/15/25	350,000	344,481
5.25% 11/7/25	355,000	354,748
FactSet Research Systems, Inc. 2.90% 3/1/27	250,000	233,951
Paramount Global 2.90% 1/15/27	500,000	461,455
TCI Communications, Inc. 7.88% 2/15/26	250,000	260,232
TWDC Enterprises 18 Corp.
1.85% 7/30/26	250,000	233,780
2.95% 6/15/27	250,000	236,202
3.00% 2/13/26	250,000	241,004
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
TWDC Enterprises 18 Corp. (continued)
3.15% 9/17/25	500,000	$487,262
Walt Disney Co. 1.75% 1/13/26	250,000	237,195
		4,948,327
Mining–0.17%
BHP Billiton Finance USA Ltd.
5.25% 9/8/26	250,000	250,383
6.42% 3/1/26	250,000	254,424
		504,807
Miscellaneous Manufacturing–0.19%
3M Co. 3.00% 8/7/25	350,000	341,099
Illinois Tool Works, Inc. 2.65% 11/15/26	250,000	237,751
		578,850
Office Business Equipment–0.16%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	500,000	467,075
		467,075
Oil & Gas–2.46%
BP Capital Markets America, Inc.
3.12% 5/4/26	350,000	336,756
3.41% 2/11/26	250,000	242,915
3.59% 4/14/27	250,000	240,410
3.80% 9/21/25	350,000	343,893
Canadian Natural Resources Ltd.
2.05% 7/15/25	350,000	337,063
3.85% 6/1/27	250,000	240,645
Cenovus Energy, Inc. 4.25% 4/15/27	250,000	243,087
Chevron Corp.
2.00% 5/11/27	250,000	230,990
2.95% 5/16/26	750,000	721,563
3.33% 11/17/25	250,000	244,236
Chevron USA, Inc. 0.69% 8/12/25	350,000	333,385
Coterra Energy, Inc. 3.90% 5/15/27	250,000	240,482
Devon Energy Corp. 5.85% 12/15/25	250,000	250,620
Diamondback Energy, Inc. 5.20% 4/18/27	100,000	100,021
EOG Resources, Inc. 4.15% 1/15/26	250,000	246,068
Exxon Mobil Corp.
2.28% 8/16/26	250,000	236,422
3.04% 3/1/26	250,000	241,799
LVIP SSGA Short-Term Bond Index Fund-10

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Hess Corp. 4.30% 4/1/27	250,000	$243,759
HF Sinclair Corp.
5.88% 4/1/26	240,000	240,510
6.38% 4/15/27	150,000	150,317
Occidental Petroleum Corp. 5.88% 9/1/25	500,000	500,237
Ovintiv, Inc. 5.38% 1/1/26	250,000	248,717
Phillips 66 Co. 3.55% 10/1/26	250,000	241,402
Pioneer Natural Resources Co. 5.10% 3/29/26	160,000	159,646
Shell International Finance BV
2.50% 9/12/26	250,000	236,645
2.88% 5/10/26	500,000	480,762
		7,332,350
Oil & Gas Services–0.19%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc. 2.06% 12/15/26	250,000	232,028
Schlumberger Finance Canada Ltd. 1.40% 9/17/25	350,000	333,876
		565,904
Packaging & Containers–0.24%
Berry Global, Inc.
1.57% 1/15/26	250,000	234,877
1.65% 1/15/27	250,000	227,677
WRKCo, Inc. 4.65% 3/15/26	250,000	246,349
		708,903
Pharmaceuticals–4.14%
AbbVie, Inc.
2.95% 11/21/26	500,000	476,623
3.20% 5/14/26	350,000	337,960
4.80% 3/15/27	575,000	572,420
Astrazeneca Finance LLC
1.20% 5/28/26	750,000	696,325
4.80% 2/26/27	320,000	318,156
AstraZeneca PLC 3.13% 6/12/27	250,000	237,862
Becton Dickinson & Co. 3.70% 6/6/27	250,000	240,525
Bristol-Myers Squibb Co.
3.25% 2/27/27	250,000	238,924
4.90% 2/22/27	165,000	164,526
4.95% 2/20/26	100,000	99,671
Cardinal Health, Inc. 3.41% 6/15/27	250,000	238,063
Cigna Group
4.13% 11/15/25	250,000	245,800
4.50% 2/25/26	250,000	246,205
5.69% 3/15/26	750,000	749,990
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
CVS Health Corp.
2.88% 6/1/26	500,000	$476,084
3.00% 8/15/26	250,000	238,226
3.63% 4/1/27	500,000	479,616
3.88% 7/20/25	500,000	490,932
5.00% 2/20/26	205,000	203,428
Eli Lilly & Co.
3.10% 5/15/27	250,000	238,663
4.50% 2/9/27	350,000	346,961
5.00% 2/27/26	110,000	109,953
Johnson & Johnson
0.55% 9/1/25	350,000	332,310
2.45% 3/1/26	250,000	240,085
2.95% 3/3/27	250,000	238,889
McKesson Corp. 5.25% 2/15/26	65,000	64,909
Merck & Co., Inc.
0.75% 2/24/26	250,000	233,447
1.70% 6/10/27	350,000	321,186
Novartis Capital Corp.
2.00% 2/14/27	350,000	325,947
3.00% 11/20/25	250,000	243,175
3.10% 5/17/27	250,000	238,685
Pfizer Investment Enterprises Pte. Ltd. 4.45% 5/19/26	585,000	577,527
Pfizer, Inc. 3.00% 12/15/26	500,000	477,137
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/26	750,000	719,268
Utah Acquisition Sub, Inc. 3.95% 6/15/26	500,000	484,796
Viatris, Inc. 2.30% 6/22/27	250,000	228,238
Zoetis, Inc. 5.40% 11/14/25	155,000	154,885
		12,327,397
Pipelines–2.35%
Cheniere Corpus Christi Holdings LLC 5.13% 6/30/27	250,000	249,582
Enbridge, Inc.
1.60% 10/4/26	200,000	184,151
5.25% 4/5/27	180,000	179,988
5.90% 11/15/26	110,000	111,258
Energy Transfer LP
3.90% 7/15/26	350,000	338,909
4.40% 3/15/27	250,000	243,846
5.50% 6/1/27	250,000	250,710
6.05% 12/1/26	500,000	506,381
Enterprise Products Operating LLC
3.95% 2/15/27	150,000	145,727
4.60% 1/11/27	400,000	396,149
5.05% 1/10/26	90,000	89,751
Kinder Morgan, Inc. 1.75% 11/15/26	250,000	230,538
MPLX LP 1.75% 3/1/26	250,000	234,927
LVIP SSGA Short-Term Bond Index Fund-11

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Northwest Pipeline LLC 4.00% 4/1/27	250,000	$242,233
ONEOK, Inc.
5.55% 11/1/26	250,000	251,020
5.85% 1/15/26	250,000	251,271
Plains All American Pipeline LP/PAA Finance Corp.
4.50% 12/15/26	250,000	244,605
4.65% 10/15/25	350,000	345,276
Sabine Pass Liquefaction LLC
5.00% 3/15/27	250,000	247,892
5.88% 6/30/26	250,000	251,001
Spectra Energy Partners LP 3.38% 10/15/26	250,000	239,339
TC PipeLines LP 3.90% 5/25/27	250,000	239,487
Tennessee Gas Pipeline Co. LLC 7.00% 3/15/27	250,000	260,322
TransCanada PipeLines Ltd. 6.20% 3/9/26	250,000	250,122
Transcontinental Gas Pipe Line Co. LLC 7.85% 2/1/26	250,000	257,201
Western Midstream Operating LP 4.65% 7/1/26	250,000	245,141
Williams Cos., Inc.
4.00% 9/15/25	250,000	245,165
5.40% 3/2/26	260,000	259,749
		6,991,741
Real Estate–0.05%
CBRE Services, Inc. 4.88% 3/1/26	150,000	148,166
		148,166
Real Estate Investment Trusts–2.86%
American Tower Corp.
1.60% 4/15/26	250,000	233,368
3.13% 1/15/27	150,000	142,129
3.38% 10/15/26	350,000	334,265
3.65% 3/15/27	250,000	239,419
AvalonBay Communities, Inc.
2.90% 10/15/26	150,000	142,389
3.35% 5/15/27	250,000	238,457
3.50% 11/15/25	250,000	244,094
Boston Properties LP 2.75% 10/1/26	300,000	279,938
Brixmor Operating Partnership LP 3.90% 3/15/27	250,000	240,123
Crown Castle, Inc.
1.05% 7/15/26	250,000	228,827
2.90% 3/15/27	350,000	328,494
3.70% 6/15/26	250,000	241,596
4.00% 3/1/27	250,000	241,468
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
DOC DR LLC 4.30% 3/15/27	250,000	$244,588
EPR Properties 4.75% 12/15/26	250,000	241,598
Equinix, Inc.
1.00% 9/15/25	350,000	331,333
1.25% 7/15/25	250,000	238,868
1.45% 5/15/26	250,000	232,097
ERP Operating LP 2.85% 11/1/26	250,000	237,035
Highwoods Realty LP 3.88% 3/1/27	250,000	237,034
Host Hotels & Resorts LP 4.50% 2/1/26	250,000	245,491
Kimco Realty OP LLC 2.80% 10/1/26	300,000	283,691
Kite Realty Group LP 4.00% 10/1/26	100,000	96,735
Mid-America Apartments LP 4.00% 11/15/25	250,000	245,255
NNN REIT, Inc. 3.60% 12/15/26	250,000	239,829
Prologis LP
2.13% 4/15/27	250,000	230,845
3.25% 10/1/26	200,000	191,810
Public Storage Operating Co. 0.88% 2/15/26	250,000	233,195
Realty Income Corp.
3.00% 1/15/27	500,000	473,634
5.05% 1/13/26	70,000	69,534
Simon Property Group LP
3.25% 11/30/26	250,000	238,754
3.30% 1/15/26	250,000	242,236
3.50% 9/1/25	350,000	342,471
Ventas Realty LP 3.85% 4/1/27	250,000	240,359
Welltower OP LLC 4.25% 4/1/26	250,000	244,856
		8,515,815
Retail–2.26%
AutoNation, Inc. 4.50% 10/1/25	250,000	246,087
AutoZone, Inc. 5.05% 7/15/26	190,000	189,275
Costco Wholesale Corp. 1.38% 6/20/27	250,000	227,083
Dollar General Corp.
3.88% 4/15/27	250,000	240,394
4.15% 11/1/25	250,000	245,242
Home Depot, Inc.
2.13% 9/15/26	250,000	234,910
2.50% 4/15/27	250,000	234,107
2.88% 4/15/27	250,000	236,632
3.35% 9/15/25	350,000	342,285
4.00% 9/15/25	145,000	142,888
4.88% 6/25/27	85,000	84,827
LVIP SSGA Short-Term Bond Index Fund-12

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Home Depot, Inc. (continued)
4.95% 9/30/26	170,000	$169,763
5.15% 6/25/26	115,000	115,097
Lowe's Cos., Inc.
2.50% 4/15/26	250,000	238,117
3.10% 5/3/27	250,000	236,660
3.35% 4/1/27	250,000	238,521
3.38% 9/15/25	250,000	243,933
4.40% 9/8/25	140,000	138,195
4.80% 4/1/26	100,000	99,156
McDonald's Corp.
1.45% 9/1/25	250,000	239,155
3.30% 7/1/25	500,000	489,537
3.70% 1/30/26	250,000	244,263
O'Reilly Automotive, Inc. 5.75% 11/20/26	125,000	126,160
Starbucks Corp.
3.80% 8/15/25	250,000	245,687
4.75% 2/15/26	185,000	183,675
4.85% 2/8/27	250,000	248,631
TJX Cos., Inc. 2.25% 9/15/26	250,000	235,549
Walmart, Inc.
1.05% 9/17/26	250,000	230,459
3.05% 7/8/26	250,000	241,599
3.90% 9/9/25	150,000	147,847
4.00% 4/15/26	200,000	196,823
		6,732,557
Semiconductors–1.88%
Analog Devices, Inc. 3.50% 12/5/26	250,000	241,178
Applied Materials, Inc.
3.30% 4/1/27	250,000	240,058
3.90% 10/1/25	350,000	345,017
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88% 1/15/27	500,000	483,776
Broadcom, Inc. 3.46% 9/15/26	250,000	240,646
Intel Corp.
2.60% 5/19/26	250,000	238,170
3.15% 5/11/27	250,000	237,584
3.70% 7/29/25	500,000	491,396
4.88% 2/10/26	670,000	665,998
Lam Research Corp. 3.75% 3/15/26	250,000	244,014
Microchip Technology, Inc. 4.25% 9/1/25	350,000	344,564
Micron Technology, Inc. 4.19% 2/15/27	200,000	194,376
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15% 5/1/27	250,000	236,387
4.40% 6/1/27	250,000	244,515
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Skyworks Solutions, Inc. 1.80% 6/1/26	250,000	$232,486
Texas Instruments, Inc. 4.60% 2/8/27	120,000	119,215
TSMC Arizona Corp.
1.75% 10/25/26	350,000	323,898
3.88% 4/22/27	500,000	483,287
		5,606,565
Software–2.06%
Adobe, Inc.
2.15% 2/1/27	150,000	139,901
4.85% 4/4/27	85,000	85,019
Fidelity National Information Services, Inc. 1.15% 3/1/26	250,000	232,896
Fiserv, Inc.
2.25% 6/1/27	250,000	230,681
3.20% 7/1/26	250,000	239,906
5.15% 3/15/27	215,000	215,111
Intuit, Inc.
0.95% 7/15/25	250,000	238,897
5.25% 9/15/26	200,000	200,786
Microsoft Corp.
2.40% 8/8/26	750,000	713,580
3.13% 11/3/25	500,000	487,602
3.30% 2/6/27	750,000	723,451
Oracle Corp.
1.65% 3/25/26	750,000	703,011
2.80% 4/1/27	750,000	704,139
5.80% 11/10/25	145,000	145,687
Roper Technologies, Inc.
1.00% 9/15/25	350,000	331,561
3.85% 12/15/25	250,000	244,364
Take-Two Interactive Software, Inc. 5.00% 3/28/26	250,000	248,376
Workday, Inc. 3.50% 4/1/27	250,000	239,150
		6,124,118
Telecommunications–2.71%
AT&T, Inc.
1.70% 3/25/26	750,000	704,037
2.30% 6/1/27	500,000	462,526
2.95% 7/15/26	250,000	238,469
3.80% 2/15/27	150,000	144,922
4.25% 3/1/27	250,000	244,163
5.54% 2/20/26	300,000	299,984
Cisco Systems, Inc.
2.95% 2/28/26	250,000	241,636
4.80% 2/26/27	315,000	314,148
4.90% 2/26/26	235,000	234,640
Juniper Networks, Inc. 1.20% 12/10/25	250,000	234,767
Rogers Communications, Inc.
2.90% 11/15/26	250,000	236,394
3.63% 12/15/25	250,000	243,066
LVIP SSGA Short-Term Bond Index Fund-13

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Sprint LLC 7.63% 3/1/26	1,000,000	$1,027,580
Telefonica Emisiones SA 4.10% 3/8/27	250,000	242,673
T-Mobile USA, Inc.
2.25% 2/15/26	500,000	474,793
3.75% 4/15/27	1,250,000	1,201,450
Verizon Communications, Inc.
1.45% 3/20/26	750,000	702,154
2.63% 8/15/26	500,000	474,189
4.13% 3/16/27	350,000	341,177
		8,062,768
Toys Games Hobby–0.08%
Hasbro, Inc. 3.55% 11/19/26	250,000	238,601
		238,601
Transportation–0.95%
Burlington Northern Santa Fe LLC
3.65% 9/1/25	250,000	245,336
7.00% 12/15/25	250,000	256,404
Canadian Pacific Railway Co. 1.75% 12/2/26	250,000	230,640
CSX Corp.
2.60% 11/1/26	250,000	236,284
3.25% 6/1/27	250,000	238,850
JB Hunt Transport Services, Inc. 3.88% 3/1/26	250,000	244,341
Norfolk Southern Corp. 3.65% 8/1/25	250,000	245,315
Ryder System, Inc.
2.90% 12/1/26	250,000	236,303
3.35% 9/1/25	250,000	243,627
5.30% 3/15/27	110,000	110,134
Union Pacific Corp.
3.25% 8/15/25	250,000	244,269
4.75% 2/21/26	65,000	64,504
United Parcel Service, Inc. 2.40% 11/15/26	250,000	235,772
		2,831,779
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Trucking & Leasing–0.03%
GATX Corp. 5.40% 3/15/27	80,000	$80,073
		80,073
Total Corporate Bonds (Cost $289,560,592)		288,901,540
SUPRANATIONAL BANKS–1.30%
Australia & New Zealand Banking Group Ltd.
4.75% 1/18/27	250,000	248,721
5.00% 3/18/26	250,000	249,321
5.09% 12/8/25	285,000	284,610
5.67% 10/3/25	400,000	402,067
Commonwealth Bank of Australia 5.50% 9/12/25	500,000	501,756
Cooperatieve Rabobank UA
4.85% 1/9/26	350,000	348,032
5.04% 3/5/27	250,000	249,604
5.50% 7/18/25	295,000	295,402
5.50% 10/5/26	500,000	503,129
National Australia Bank Ltd.
4.75% 12/10/25	250,000	248,518
4.97% 1/12/26	295,000	293,442
5.09% 6/11/27	250,000	250,365
Total Supranational Banks (Cost $3,873,393)		3,874,967

	Number of Shares
MONEY MARKET FUND–4.54%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	13,517,514	13,517,514
Total Money Market Fund (Cost $13,517,514)		13,517,514

TOTAL INVESTMENTS–102.92% (Cost $306,951,499)	306,294,021

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.92%)	(8,684,890)
NET ASSETS APPLICABLE TO 29,729,034 SHARES OUTSTANDING–100.00%	$297,609,131
NET ASSET VALUE PER SHARE–LVIP SSGA SHORT-TERM BOND INDEX FUND STANDARD CLASS ($65,416,478 / 6,515,496 Shares)	$10.040
NET ASSET VALUE PER SHARE–LVIP SSGA SHORT-TERM BOND INDEX FUND SERVICE CLASS ($232,192,653 / 23,213,538 Shares)	$10.002
LVIP SSGA Short-Term Bond Index Fund-14

LVIP SSGA Short-Term Bond Index Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$301,614,999
Distributable earnings/(accumulated loss)	(4,005,868)
TOTAL NET ASSETS	$297,609,131

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2024. Rate will reset at a future date.

★Includes $7,606 expense reimbursement receivable from Lincoln Financial Investments Corporation, $11,728,049 payable for securities purchased, $226,615 payable for fund shares redeemed, $33,262 other accrued expenses payable, $122,576 due to manager and affiliates,
$20,430 payable for audit fee and $22,374 payable for fund accounting fee as of June 30, 2024.

Summary of Abbreviations:
HSBC–Hong Kong and Shanghai Banking Corporation
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Short-Term Bond Index Fund-15

LVIP SSGA Short-Term Bond Index Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Interest	$7,049,970
Foreign taxes withheld	(1,353)
7,048,617
EXPENSES:
Management fees	403,500
Distribution fees-Service Class	277,420
Shareholder servicing fees	41,791
Accounting and administration expenses	36,361
Professional fees	27,696
Pricing fees	21,136
Index fees	17,572
Trustees’ fees and expenses	4,629
Reports and statements to shareholders	3,680
Consulting fees	1,211
Custodian fees	1,174
Other	5,324
841,494
Less:
Expenses reimbursed	(41,686)
Total operating expenses	799,808
NET INVESTMENT INCOME	6,248,809
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(1,321,446)
Net change in unrealized appreciation (depreciation) of investments	(332,715)
NET REALIZED AND UNREALIZED LOSS	(1,654,161)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,594,648
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Short-Term Bond Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$6,248,809	$8,981,722
Net realized loss	(1,321,446)	(5,584,858)
Net change in unrealized appreciation (depreciation)	(332,715)	10,040,700
Net increase in net assets resulting from operations	4,594,648	13,437,564
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,996,373)
Service Class	—	(6,090,792)
	—	(8,087,165)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	9,971,135	11,124,259
Service Class	47,261,425	66,983,079
Reinvestment of dividends and distributions:
Standard Class	—	1,996,373
Service Class	—	6,090,792
	57,232,560	86,194,503
Cost of shares redeemed:
Standard Class	(11,363,980)	(14,556,540)
Service Class	(36,561,505)	(61,074,019)
	(47,925,485)	(75,630,559)
Increase in net assets derived from capital share transactions	9,307,075	10,563,944
NET INCREASE IN NET ASSETS	13,901,723	15,914,343
NET ASSETS:
Beginning of period	283,707,408	267,793,065
End of period	$297,609,131	$283,707,408
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Short-Term Bond Index Fund-16

LVIP SSGA Short-Term Bond Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Short-Term Bond Index Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$9.874	$9.685	$10.227	$10.429	$10.254	$10.033
Income (loss) from investment operations:
Net investment income[2]	0.224	0.340	0.136	0.086	0.185	0.276
Net realized and unrealized gain (loss)	(0.058)	0.159	(0.489)	(0.140)	0.188	0.204
Total from investment operations	0.166	0.499	(0.353)	(0.054)	0.373	0.480
Less dividends and distributions from:
Net investment income	—	(0.310)	(0.138)	(0.099)	(0.185)	(0.251)
Net realized gain	—	—	(0.051)	(0.049)	(0.013)	(0.008)
Total dividends and distributions	—	(0.310)	(0.189)	(0.148)	(0.198)	(0.259)
Net asset value, end of period	$10.040	$9.874	$9.685	$10.227	$10.429	$10.254
Total return[3]	1.68%	5.17%	(3.45% )	(0.52% )	3.65%	4.79%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$65,416	$65,694	$65,787	$82,628	$77,578	$89,778
Ratio of expenses to average net assets	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.39%	0.40%	0.39%	0.39%	0.42%	0.41%
Ratio of net investment income to average net assets	4.53%	3.45%	1.38%	0.83%	1.77%	2.68%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.50%	3.41%	1.35%	0.80%	1.71%	2.63%
Portfolio turnover	29%	51%	59%	50%	77%	45%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Short-Term Bond Index Fund-17

LVIP SSGA Short-Term Bond Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Short-Term Bond Index Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$9.849	$9.662	$10.205	$10.408	$10.236	$10.023
Income (loss) from investment operations:
Net investment income[2]	0.211	0.314	0.111	0.060	0.158	0.249
Net realized and unrealized gain (loss)	(0.058)	0.158	(0.488)	(0.140)	0.189	0.205
Total from investment operations	0.153	0.472	(0.377)	(0.080)	0.347	0.454
Less dividends and distributions from:
Net investment income	—	(0.285)	(0.115)	(0.074)	(0.162)	(0.233)
Net realized gain	—	—	(0.051)	(0.049)	(0.013)	(0.008)
Total dividends and distributions	—	(0.285)	(0.166)	(0.123)	(0.175)	(0.241)
Net asset value, end of period	$10.002	$9.849	$9.662	$10.205	$10.408	$10.236
Total return[3]	1.56%	4.91%	(3.69% )	(0.77% )	3.40%	4.53%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$232,193	$218,013	$202,006	$183,965	$166,091	$108,887
Ratio of expenses to average net assets	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.64%	0.65%	0.64%	0.64%	0.67%	0.66%
Ratio of net investment income to average net assets	4.28%	3.20%	1.13%	0.58%	1.52%	2.43%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.25%	3.16%	1.10%	0.55%	1.46%	2.38%
Portfolio turnover	29%	51%	59%	50%	77%	45%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Short-Term Bond Index Fund-18

LVIP SSGA Short-Term Bond Index Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Short-Term Bond Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual
LVIP SSGA Short-Term Bond Index Fund-19

LVIP SSGA Short-Term Bond Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.28% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.3625% of the Fund’s average daily net assets for the Standard Class and 0.6125% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2024	2025	2026	Total
LFI	$79,477	$88,862	$101,111	$269,450
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$12,189
Legal	1,855
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,216 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$7,606
Management fees payable to LFI	68,070
Distribution fees payable to LFD	47,344
Printing and mailing fees payable to Lincoln Life	112
Shareholder servicing fees payable to Lincoln Life	7,050
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP SSGA Short-Term Bond Index Fund-20

LVIP SSGA Short-Term Bond Index Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$95,306,682
Sales	82,118,434
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$306,951,499
Aggregate unrealized appreciation of investments	$692,626
Aggregate unrealized depreciation of investments	(1,350,104)
Net unrealized depreciation of investments	$(657,478)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds	$—	$288,901,540	$—	$288,901,540
Supranational Banks	—	3,874,967	—	3,874,967
Money Market Fund	13,517,514	—	—	13,517,514
Total Investments	$13,517,514	$292,776,507	$—	$306,294,021
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Short-Term Bond Index Fund-21

LVIP SSGA Short-Term Bond Index Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	1,004,437	1,133,045
Service Class	4,766,875	6,823,939
Shares reinvested:
Standard Class	—	203,292
Service Class	—	621,752
	5,771,312	8,782,028
Shares redeemed:
Standard Class	(1,142,212)	(1,475,606)
Service Class	(3,688,553)	(6,217,460)
	(4,830,765)	(7,693,066)
Net increase	940,547	1,088,962
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $75,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Risk Factors
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Short-Term Bond Index Fund-22

LVIP SSGA Small-Cap Index Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP SSGA Small-Cap Index Fund

LVIP SSGA Small-Cap Index Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.34%
Aerospace & Defense–1.06%
†AAR Corp.	27,398	$1,991,835
†AeroVironment, Inc.	20,881	3,803,683
†AerSale Corp.	26,600	184,072
†Archer Aviation, Inc. Class A	185,600	653,312
†Astronics Corp.	22,705	454,781
†Byrna Technologies, Inc.	13,700	136,743
Cadre Holdings, Inc.	20,700	694,692
†Ducommun, Inc.	10,800	627,048
†Eve Holding, Inc.	13,000	52,650
†Intuitive Machines, Inc.	22,600	74,608
†Kratos Defense & Security Solutions, Inc.	117,650	2,354,176
†Leonardo DRS, Inc.	58,500	1,492,335
†Mercury Systems, Inc.	43,600	1,176,819
Moog, Inc. Class A	22,581	3,777,801
National Presto Industries, Inc.	4,072	305,929
Park Aerospace Corp.	15,788	215,980
†Redwire Corp.	17,700	126,909
†Rocket Lab USA, Inc.	276,800	1,328,640
†Terran Orbital Corp.	122,300	100,286
†Triumph Group, Inc.	51,500	793,615
†V2X, Inc.	9,800	470,008
†Virgin Galactic Holdings, Inc.	14,870	125,354
†VirTra, Inc.	8,400	64,607
		21,005,883
Air Freight & Logistics–0.16%
†Air Transport Services Group, Inc.	41,276	572,498
Forward Air Corp.	19,339	368,215
Hub Group, Inc. Class A	48,288	2,078,798
†Radiant Logistics, Inc.	26,676	151,787
		3,171,298
Automobile Components–1.28%
†Adient PLC	72,300	1,786,533
†American Axle & Manufacturing Holdings, Inc.	91,284	638,075
†Cooper-Standard Holdings, Inc.	13,200	164,208
Dana, Inc.	103,772	1,257,717
†Dorman Products, Inc.	20,873	1,909,462
†Fox Factory Holding Corp.	33,604	1,619,377
†Gentherm, Inc.	25,164	1,241,088
†Goodyear Tire & Rubber Co.	226,616	2,572,092
†Holley, Inc.	39,300	140,694
LCI Industries	19,743	2,041,031
†Luminar Technologies, Inc.	266,300	396,787
†Modine Manufacturing Co.	41,122	4,120,013
Patrick Industries, Inc.	17,171	1,863,912
Phinia, Inc.	36,100	1,420,941
†Solid Power, Inc.	118,700	195,855
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobile Components (continued)
Standard Motor Products, Inc.	17,251	$478,370
†Stoneridge, Inc.	22,031	351,615
†Visteon Corp.	21,700	2,315,390
†XPEL, Inc.	20,100	714,756
		25,227,916
Automobiles–0.07%
†Canoo, Inc.	47,100	100,382
†Livewire Group, Inc.	14,300	109,538
Winnebago Industries, Inc.	22,673	1,228,877
		1,438,797
Banks–9.12%
1st Source Corp.	14,634	784,675
ACNB Corp.	6,500	235,755
Amalgamated Financial Corp.	13,800	378,120
Amerant Bancorp, Inc.	23,600	535,720
Ameris Bancorp	52,412	2,638,944
Ames National Corp.	6,800	139,332
Arrow Financial Corp.	13,179	343,313
Associated Banc-Corp.	119,200	2,521,080
Atlantic Union Bankshares Corp.	71,172	2,338,000
†Axos Financial, Inc.	43,460	2,483,739
Banc of California, Inc.	110,530	1,412,573
BancFirst Corp.	16,886	1,480,902
†Bancorp, Inc.	39,647	1,497,071
Bank First Corp.	7,800	644,202
Bank of Hawaii Corp.	31,200	1,784,952
Bank of Marin Bancorp	12,098	195,867
Bank of NT Butterfield & Son Ltd.	37,300	1,309,976
Bank7 Corp.	2,900	90,770
BankUnited, Inc.	59,300	1,735,711
Bankwell Financial Group, Inc.	5,500	139,535
Banner Corp.	27,419	1,361,079
Bar Harbor Bankshares	11,468	308,260
BayCom Corp.	8,500	172,975
BCB Bancorp, Inc.	12,300	130,749
Berkshire Hills Bancorp, Inc.	34,693	791,000
†Blue Foundry Bancorp	16,800	152,376
†Bridgewater Bancshares, Inc.	15,300	177,633
Brookline Bancorp, Inc.	70,592	589,443
Burke & Herbert Financial Services Corp.	10,320	526,114
Business First Bancshares, Inc.	18,600	404,736
Byline Bancorp, Inc.	24,900	591,126
Cadence Bank	145,004	4,100,713
†California BanCorp	6,300	135,458
Cambridge Bancorp	5,870	405,030
LVIP SSGA Small-Cap Index Fund-1

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Camden National Corp.	11,855	$391,215
Capital Bancorp, Inc.	7,200	147,600
Capital City Bank Group, Inc.	11,084	315,229
Capitol Federal Financial, Inc.	97,300	534,177
†Carter Bankshares, Inc.	17,219	260,351
Cathay General Bancorp	55,403	2,089,801
Central Pacific Financial Corp.	21,630	458,556
Chemung Financial Corp.	2,600	124,800
ChoiceOne Financial Services, Inc.	5,500	157,575
Citizens & Northern Corp.	11,713	209,546
Citizens Financial Services, Inc.	3,629	163,087
City Holding Co.	11,697	1,242,806
Civista Bancshares, Inc.	11,700	181,233
CNB Financial Corp.	16,795	342,786
†Coastal Financial Corp.	9,000	415,260
Colony Bankcorp, Inc.	12,400	151,900
†Columbia Financial, Inc.	22,500	336,825
Community Financial System, Inc.	41,728	1,969,979
Community Trust Bancorp, Inc.	12,030	525,230
Community West Bancshares	13,600	251,600
ConnectOne Bancorp, Inc.	28,069	530,223
†CrossFirst Bankshares, Inc.	36,700	514,534
†Customers Bancorp, Inc.	23,580	1,131,368
CVB Financial Corp.	105,559	1,819,837
Dime Community Bancshares, Inc.	28,363	578,605
Eagle Bancorp, Inc.	24,146	456,359
Eastern Bankshares, Inc.	123,700	1,729,326
Enterprise Bancorp, Inc.	7,499	186,575
Enterprise Financial Services Corp.	29,570	1,209,709
Equity Bancshares, Inc. Class A	11,400	401,280
Esquire Financial Holdings, Inc.	5,500	261,800
ESSA Bancorp, Inc.	6,700	117,853
Farmers & Merchants Bancorp, Inc.	10,000	232,200
Farmers National Banc Corp.	29,792	372,102
FB Financial Corp.	28,271	1,103,417
Fidelity D&D Bancorp, Inc.	3,700	162,060
Financial Institutions, Inc.	11,467	221,542
First Bancorp	31,909	1,018,535
First BanCorp	131,135	2,398,459
First Bancorp, Inc.	8,780	218,183
First Bancshares, Inc.	24,600	639,108
First Bank	15,800	201,292
First Busey Corp.	42,635	1,032,193
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
First Business Financial Services, Inc.	6,200	$229,338
First Commonwealth Financial Corp.	80,839	1,116,387
First Community Bankshares, Inc.	13,934	513,329
First Financial Bancorp	75,317	1,673,544
First Financial Bankshares, Inc.	103,584	3,058,836
First Financial Corp.	9,369	345,529
First Financial Northwest, Inc.	5,700	120,448
First Foundation, Inc.	39,605	259,413
First Internet Bancorp	6,500	175,638
First Interstate BancSystem, Inc. Class A	63,543	1,764,589
First Merchants Corp.	46,468	1,546,920
First Mid Bancshares, Inc.	18,313	602,131
First of Long Island Corp.	16,354	163,867
†First Western Financial, Inc.	6,200	105,400
Five Star Bancorp	13,100	309,815
Flushing Financial Corp.	21,297	280,056
FS Bancorp, Inc.	5,100	185,895
Fulton Financial Corp.	142,200	2,414,556
†FVCBankcorp, Inc.	12,450	135,954
German American Bancorp, Inc.	22,777	805,167
Glacier Bancorp, Inc.	90,682	3,384,252
Great Southern Bancorp, Inc.	6,770	376,480
Greene County Bancorp, Inc.	5,500	185,405
Guaranty Bancshares, Inc.	6,428	202,739
Hancock Whitney Corp.	69,033	3,301,848
Hanmi Financial Corp.	23,342	390,278
HarborOne Bancorp, Inc.	31,058	345,676
HBT Financial, Inc.	9,900	202,158
Heartland Financial USA, Inc.	33,738	1,499,654
Heritage Commerce Corp.	48,638	423,151
Heritage Financial Corp.	26,555	478,787
Hilltop Holdings, Inc.	37,175	1,162,834
Hingham Institution For Savings The	1,260	225,389
Home Bancorp, Inc.	5,574	223,016
Home BancShares, Inc.	150,128	3,597,067
HomeStreet, Inc.	15,629	178,171
HomeTrust Bancshares, Inc.	11,341	340,570
Hope Bancorp, Inc.	92,458	992,999
Horizon Bancorp, Inc.	35,182	435,201
Independent Bank Corp.	49,504	2,142,969
Independent Bank Group, Inc.	28,860	1,313,707
International Bancshares Corp.	43,064	2,463,691
Investar Holding Corp.	7,500	115,509
John Marshall Bancorp, Inc.	9,600	167,424
LVIP SSGA Small-Cap Index Fund-2

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Kearny Financial Corp.	42,437	$260,988
Lakeland Financial Corp.	19,817	1,219,142
LCNB Corp.	9,500	132,145
LINKBANCORP, Inc.	17,600	107,734
Live Oak Bancshares, Inc.	27,600	967,656
Macatawa Bank Corp.	21,545	314,557
Mercantile Bank Corp.	12,233	496,293
Metrocity Bankshares, Inc.	14,300	377,520
†Metropolitan Bank Holding Corp.	8,600	361,974
Mid Penn Bancorp, Inc.	12,100	265,595
Middlefield Banc Corp.	6,100	146,705
Midland States Bancorp, Inc.	17,104	387,406
MidWestOne Financial Group, Inc.	10,942	246,086
MVB Financial Corp.	8,700	162,168
National Bank Holdings Corp. Class A	29,452	1,150,101
National Bankshares, Inc.	4,600	130,088
†NB Bancorp, Inc.	31,000	467,519
NBT Bancorp, Inc.	36,639	1,414,265
New York Community Bancorp, Inc.	605,600	1,950,789
Nicolet Bankshares, Inc.	10,600	880,224
Northeast Bank	5,100	310,386
Northeast Community Bancorp, Inc.	9,400	167,508
Northfield Bancorp, Inc.	30,256	286,827
Northrim BanCorp, Inc.	4,200	242,088
Northwest Bancshares, Inc.	101,909	1,177,049
Norwood Financial Corp.	5,600	142,128
Oak Valley Bancorp	5,500	137,335
OceanFirst Financial Corp.	46,167	733,594
OFG Bancorp	37,088	1,388,946
Old National Bancorp	250,551	4,306,972
Old Second Bancorp, Inc.	35,146	520,512
Orange County Bancorp, Inc.	4,000	211,520
Origin Bancorp, Inc.	23,400	742,248
Orrstown Financial Services, Inc.	14,800	404,928
Pacific Premier Bancorp, Inc.	76,282	1,752,198
Park National Corp.	11,476	1,633,494
Parke Bancorp, Inc.	7,900	137,460
Pathward Financial, Inc.	20,500	1,159,685
PCB Bancorp	8,300	135,124
Peapack-Gladstone Financial Corp.	12,991	294,246
Peoples Bancorp of North Carolina, Inc.	3,700	108,045
Peoples Bancorp, Inc.	27,740	832,200
Peoples Financial Services Corp.	7,377	335,949
†Pioneer Bancorp, Inc.	9,100	91,091
Plumas Bancorp	4,200	151,116
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†Ponce Financial Group, Inc.	14,600	$133,444
Preferred Bank	9,746	735,726
Premier Financial Corp.	28,575	584,644
Primis Financial Corp.	15,600	163,488
Princeton Bancorp, Inc.	3,800	125,780
†Provident Bancorp, Inc.	12,600	128,410
Provident Financial Services, Inc.	100,263	1,438,774
QCR Holdings, Inc.	13,100	786,000
RBB Bancorp	14,032	263,942
Red River Bancshares, Inc.	3,700	177,563
Renasant Corp.	44,108	1,347,058
Republic Bancorp, Inc. Class A	6,525	349,805
S&T Bancorp, Inc.	30,424	1,015,857
Sandy Spring Bancorp, Inc.	35,017	853,014
Seacoast Banking Corp. of Florida	67,231	1,589,341
ServisFirst Bancshares, Inc.	40,400	2,552,876
Shore Bancshares, Inc.	24,944	285,609
Sierra Bancorp	10,466	234,229
Simmons First National Corp. Class A	98,870	1,738,135
SmartFinancial, Inc.	12,200	288,774
South Plains Financial, Inc.	9,077	245,079
†Southern California Bancorp	9,800	132,018
†Southern First Bancshares, Inc.	5,915	172,955
Southern Missouri Bancorp, Inc.	7,498	337,485
Southern States Bancshares, Inc.	6,700	181,838
Southside Bancshares, Inc.	23,067	636,880
SouthState Corp.	60,505	4,623,792
Stellar Bancorp, Inc.	39,110	897,966
†Sterling Bancorp, Inc.	16,900	88,387
Stock Yards Bancorp, Inc.	20,932	1,039,692
†Texas Capital Bancshares, Inc.	36,900	2,256,066
†Third Coast Bancshares, Inc.	9,800	208,446
Timberland Bancorp, Inc.	6,500	176,085
Tompkins Financial Corp.	10,659	521,225
Towne Bank	56,037	1,528,129
TriCo Bancshares	25,513	1,009,549
†Triumph Financial, Inc.	17,600	1,438,800
TrustCo Bank Corp.	15,000	431,550
Trustmark Corp.	48,479	1,456,309
UMB Financial Corp.	35,682	2,976,592
United Bankshares, Inc.	105,378	3,418,462
United Community Banks, Inc.	95,196	2,423,690
Unity Bancorp, Inc.	5,400	159,678
Univest Financial Corp.	23,320	532,396
USCB Financial Holdings, Inc.	8,100	103,923
LVIP SSGA Small-Cap Index Fund-3

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Valley National Bancorp	343,376	$2,396,764
Veritex Holdings, Inc.	41,882	883,291
Virginia National Bankshares Corp.	3,900	127,920
WaFd, Inc.	53,184	1,519,999
Washington Trust Bancorp, Inc.	13,975	383,055
WesBanco, Inc.	45,895	1,280,929
West BanCorp, Inc.	12,496	223,678
Westamerica BanCorp	20,481	993,943
WSFS Financial Corp.	47,736	2,243,592
		179,983,068
Beverages–0.29%
†Duckhorn Portfolio, Inc.	41,600	295,360
MGP Ingredients, Inc.	12,100	900,240
National Beverage Corp.	18,734	959,930
Primo Water Corp.	125,300	2,739,058
†Vita Coco Co., Inc.	31,200	868,920
		5,763,508
Biotechnology–8.68%
†2seventy bio, Inc.	38,300	147,455
†4D Molecular Therapeutics, Inc.	39,600	831,204
†89bio, Inc.	64,400	515,844
†Absci Corp.	63,200	194,735
†ACADIA Pharmaceuticals, Inc.	95,400	1,550,250
†ACELYRIN, Inc.	57,100	251,811
†Achieve Life Sciences, Inc.	27,300	128,344
†Acrivon Therapeutics, Inc.	7,400	42,920
†Actinium Pharmaceuticals, Inc.	25,300	187,220
†Acumen Pharmaceuticals, Inc.	33,100	80,143
†ADC Therapeutics SA	55,600	175,766
†ADMA Biologics, Inc.	179,100	2,002,338
†Adverum Biotechnologies, Inc.	16,500	113,211
†Aerovate Therapeutics, Inc.	8,800	14,608
†Agenus, Inc.	16,110	269,843
†Agios Pharmaceuticals, Inc.	45,000	1,940,400
†Akebia Therapeutics, Inc.	165,100	168,608
†Akero Therapeutics, Inc.	54,000	1,266,840
†Aldeyra Therapeutics, Inc.	42,000	139,020
†Alector, Inc.	63,989	290,510
†Alkermes PLC	134,000	3,229,400
†Allogene Therapeutics, Inc.	83,300	194,089
†Altimmune, Inc.	56,500	375,725
†ALX Oncology Holdings, Inc.	26,200	157,986
†Amicus Therapeutics, Inc.	233,400	2,315,328
†AnaptysBio, Inc.	15,500	388,430
†Anavex Life Sciences Corp.	60,500	255,310
†Anika Therapeutics, Inc.	11,595	293,701
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Annexon, Inc.	66,900	$327,810
†Apogee Therapeutics, Inc.	30,100	1,184,435
†Applied Therapeutics, Inc.	76,400	356,884
†Arbutus Biopharma Corp.	110,500	341,445
†Arcellx, Inc.	34,300	1,893,017
†Arcturus Therapeutics Holdings, Inc.	18,700	455,345
†Arcus Biosciences, Inc.	43,200	657,936
†Arcutis Biotherapeutics, Inc.	84,500	785,850
†Ardelyx, Inc.	184,900	1,370,109
†ArriVent Biopharma, Inc.	7,800	144,700
†Arrowhead Pharmaceuticals, Inc.	95,032	2,469,882
†ARS Pharmaceuticals, Inc.	38,900	331,039
†Astria Therapeutics, Inc.	37,700	343,070
†Atossa Therapeutics, Inc.	100,100	119,244
†Aura Biosciences, Inc.	36,800	278,208
†Aurinia Pharmaceuticals, Inc.	114,100	651,511
†Avid Bioservices, Inc.	48,800	348,432
†Avidity Biosciences, Inc.	80,500	3,288,425
†Avita Medical, Inc.	19,300	152,856
†Beam Therapeutics, Inc.	60,800	1,424,544
†BioCryst Pharmaceuticals, Inc.	164,403	1,016,011
†Biohaven Ltd.	59,750	2,073,923
†Biomea Fusion, Inc.	21,900	98,550
†Black Diamond Therapeutics, Inc.	29,400	137,041
†Bluebird Bio, Inc.	152,000	149,598
†Blueprint Medicines Corp.	50,048	5,394,173
†Boundless Bio, Inc.	5,600	21,679
†Bridgebio Pharma, Inc.	111,885	2,834,047
†C4 Therapeutics, Inc.	46,600	215,350
†Cabaletta Bio, Inc.	34,200	255,816
†Candel Therapeutics, Inc.	15,700	97,360
†Capricor Therapeutics, Inc.	20,000	95,425
†Cardiff Oncology, Inc.	30,900	68,637
†CareDx, Inc.	40,300	625,859
†Cargo Therapeutics, Inc.	16,900	277,498
†Caribou Biosciences, Inc.	63,000	103,320
†Cartesian Therapeutics, Inc.	5,726	154,659
†Catalyst Pharmaceuticals, Inc.	92,600	1,434,374
†Celcuity, Inc.	18,500	303,030
†Celldex Therapeutics, Inc.	51,400	1,902,314
†Century Therapeutics, Inc.	36,200	92,310
†CervoMed, Inc.	4,300	73,621
†CG oncology, Inc.	18,800	593,516
†Cibus, Inc.	11,900	117,230
†Cogent Biosciences, Inc.	73,000	615,390
†Coherus Biosciences, Inc.	83,905	145,156
†Compass Therapeutics, Inc.	90,600	90,600
†Corbus Pharmaceuticals Holdings, Inc.	8,100	366,535
LVIP SSGA Small-Cap Index Fund-4

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Crinetics Pharmaceuticals, Inc.	61,868	$2,771,068
†Cullinan Therapeutics, Inc.	30,700	535,408
†Cytokinetics, Inc.	88,966	4,820,178
†Day One Biopharmaceuticals, Inc.	47,800	658,684
†Denali Therapeutics, Inc.	98,900	2,296,458
†Design Therapeutics, Inc.	24,800	83,080
†Dianthus Therapeutics, Inc.	19,000	491,744
†Disc Medicine, Inc.	13,100	590,417
†Dynavax Technologies Corp.	104,715	1,175,949
†Dyne Therapeutics, Inc.	64,200	2,265,618
†Editas Medicine, Inc.	67,238	314,001
†Elevation Oncology, Inc.	41,300	111,562
†Eliem Therapeutics, Inc.	5,700	40,534
†Enanta Pharmaceuticals, Inc.	15,200	197,144
†Entrada Therapeutics, Inc.	19,600	279,300
†Erasca, Inc.	89,400	210,984
†Fate Therapeutics, Inc.	79,454	260,609
†Fennec Pharmaceuticals, Inc.	18,900	115,479
†Fibrobiologics, Inc.	20,300	101,322
†Foghorn Therapeutics, Inc.	20,000	115,000
†G1 Therapeutics, Inc.	39,100	89,197
†Galectin Therapeutics, Inc.	16,000	36,180
†Generation Bio Co.	42,500	119,850
†Geron Corp.	458,294	1,943,167
†Greenwich Lifesciences, Inc.	4,700	81,128
†Gyre Therapeutics, Inc.	5,500	65,622
†Halozyme Therapeutics, Inc.	99,143	5,191,128
†Heron Therapeutics, Inc.	93,292	326,522
†HilleVax, Inc.	25,000	361,500
†Humacyte, Inc.	69,800	335,040
†Ideaya Biosciences, Inc.	59,400	2,085,534
†IGM Biosciences, Inc.	10,200	70,074
†ImmunityBio, Inc.	112,800	712,896
†Immunome, Inc.	40,800	493,731
†Immunovant, Inc.	46,200	1,219,680
†Inhibrx Biosciences, Inc.	8,300	117,621
†Inmune Bio, Inc.	9,600	84,684
†Inovio Pharmaceuticals, Inc.	20,100	162,433
†Inozyme Pharma, Inc.	40,900	182,414
†Insmed, Inc.	123,700	8,287,900
†Intellia Therapeutics, Inc.	76,600	1,714,308
†Invivyd, Inc.	62,400	68,718
†Iovance Biotherapeutics, Inc.	201,500	1,616,030
†Ironwood Pharmaceuticals, Inc.	112,572	733,969
†iTeos Therapeutics, Inc.	20,600	305,704
†Janux Therapeutics, Inc.	22,300	934,147
†Jasper Therapeutics, Inc.	9,000	204,311
†KalVista Pharmaceuticals, Inc.	30,200	355,756
†Keros Therapeutics, Inc.	23,400	1,069,380
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Kiniksa Pharmaceuticals International PLC	24,100	$449,947
†Kodiak Sciences, Inc.	27,015	63,485
†Korro Bio, Inc.	4,800	162,582
†Krystal Biotech, Inc.	19,746	3,626,155
†Kura Oncology, Inc.	57,599	1,185,963
†Kymera Therapeutics, Inc.	35,400	1,056,690
†Kyverna Therapeutics, Inc.	13,400	100,517
†Larimar Therapeutics, Inc.	33,400	242,150
LENZ Therapeutics, Inc.	9,985	172,641
†Lexeo Therapeutics, Inc.	8,100	129,934
†Lexicon Pharmaceuticals, Inc.	91,016	152,907
†Lineage Cell Therapeutics, Inc.	124,500	124,164
†Lyell Immunopharma, Inc.	135,300	196,185
†MacroGenics, Inc.	47,400	201,450
†Madrigal Pharmaceuticals, Inc.	13,974	3,914,956
†MannKind Corp.	211,000	1,101,420
†MeiraGTx Holdings PLC	31,192	131,318
=†Merrimack Pharmaceuticals, Inc.	1,500	0
†Mersana Therapeutics, Inc.	94,100	189,141
†Metagenomi, Inc.	6,700	27,344
†MiMedx Group, Inc.	94,300	653,499
†Mineralys Therapeutics, Inc.	22,700	265,590
†Mirum Pharmaceuticals, Inc.	31,200	1,066,728
†Monte Rosa Therapeutics, Inc.	22,700	84,898
†Morphic Holding, Inc.	31,700	1,080,019
†Myriad Genetics, Inc.	71,200	1,741,552
†Neurogene, Inc.	8,200	298,408
†Nkarta, Inc.	42,000	248,220
†Novavax, Inc.	112,400	1,422,984
†Nurix Therapeutics, Inc.	48,200	1,005,934
†Nuvalent, Inc. Class A	25,400	1,926,844
†Ocugen, Inc.	203,100	315,059
†Olema Pharmaceuticals, Inc.	31,700	342,994
†Organogenesis Holdings, Inc.	56,800	159,040
†ORIC Pharmaceuticals, Inc.	48,900	345,723
†Outlook Therapeutics, Inc.	6,724	49,623
†Ovid therapeutics, Inc.	44,200	33,999
†PepGen, Inc.	12,300	196,308
†Perspective Therapeutics, Inc.	37,400	372,925
†Poseida Therapeutics, Inc.	52,500	153,300
†Praxis Precision Medicines, Inc.	13,700	566,649
†Precigen, Inc.	104,500	165,110
†Prelude Therapeutics, Inc.	9,400	35,814
†Prime Medicine, Inc.	45,000	231,300
†ProKidney Corp.	50,100	123,246
†Protagonist Therapeutics, Inc.	46,500	1,611,225
LVIP SSGA Small-Cap Index Fund-5

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Prothena Corp. PLC	33,800	$697,632
†PTC Therapeutics, Inc.	60,624	1,853,882
†Puma Biotechnology, Inc.	32,800	106,969
†Pyxis Oncology, Inc.	38,700	128,145
†Q32 Bio, Inc.	4,800	86,166
†RAPT Therapeutics, Inc.	21,400	65,270
†Recursion Pharmaceuticals, Inc. Class A	164,500	1,233,750
†REGENXBIO, Inc.	36,600	428,220
†Regulus Therapeutics, Inc.	50,000	89,313
†Relay Therapeutics, Inc.	79,000	515,080
†Renovaro, Inc.	38,600	67,598
†Replimune Group, Inc.	39,976	359,784
†REVOLUTION Medicines, Inc.	121,312	4,708,119
†Rhythm Pharmaceuticals, Inc.	43,500	1,786,110
†Rigel Pharmaceuticals, Inc.	13,206	108,556
†Rocket Pharmaceuticals, Inc.	52,300	1,126,019
†Sage Therapeutics, Inc.	42,800	464,808
†Sana Biotechnology, Inc.	105,100	573,846
†Savara, Inc.	76,800	309,504
†Scholar Rock Holding Corp.	54,400	453,152
†Sera Prognostics, Inc. Class A	21,800	129,083
†Shattuck Labs, Inc.	31,000	119,699
†Skye Bioscience, Inc.	13,700	109,754
†Soleno Therapeutics, Inc.	17,500	714,022
†Solid Biosciences, Inc.	17,800	100,948
†SpringWorks Therapeutics, Inc.	54,700	2,060,549
†Spyre Therapeutics, Inc.	27,500	646,559
†Stoke Therapeutics, Inc.	28,300	382,333
†Summit Therapeutics, Inc.	71,800	560,040
†Sutro Biopharma, Inc.	65,000	190,450
†Syndax Pharmaceuticals, Inc.	65,306	1,340,732
†Tango Therapeutics, Inc.	38,000	326,040
†Taysha Gene Therapies, Inc.	127,200	285,087
†Tenaya Therapeutics, Inc.	43,700	135,470
†TG Therapeutics, Inc.	111,100	1,976,469
Tourmaline Bio, Inc.	18,300	235,361
†Travere Therapeutics, Inc.	58,600	481,692
†TScan Therapeutics, Inc.	30,400	177,878
†Twist Bioscience Corp.	45,800	2,257,024
†Tyra Biosciences, Inc.	16,100	257,439
†UroGen Pharma Ltd.	27,300	458,094
†Vanda Pharmaceuticals, Inc.	44,181	249,623
†Vaxcyte, Inc.	86,900	6,561,819
†Vera Therapeutics, Inc.	30,900	1,117,962
†Veracyte, Inc.	61,100	1,324,037
†Verastem, Inc.	20,100	59,923
†Vericel Corp.	38,600	1,770,968
†Verve Therapeutics, Inc.	56,400	275,232
†Vir Biotechnology, Inc.	71,100	632,790
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Viridian Therapeutics, Inc.	49,700	$646,597
†Voyager Therapeutics, Inc.	36,500	288,715
†Werewolf Therapeutics, Inc.	24,100	58,834
†X4 Pharmaceuticals, Inc.	133,300	77,314
†XBiotech, Inc.	14,600	75,062
†Xencor, Inc.	47,200	893,496
†XOMA Corp.	6,400	151,616
†Y-mAbs Therapeutics, Inc.	28,700	346,696
†Zentalis Pharmaceuticals, Inc.	45,400	185,686
†Zura Bio Ltd.	17,100	59,850
†Zymeworks, Inc.	45,400	386,354
		171,197,126
Broadline Retail–0.03%
†1stdibs.com, Inc.	19,800	88,927
†Groupon, Inc.	18,200	278,483
†Qurate Retail, Inc. Class B	1,527	6,459
†Savers Value Village, Inc.	20,000	244,800
		618,669
Building Products–1.41%
†American Woodmark Corp.	12,675	996,255
Apogee Enterprises, Inc.	17,447	1,096,282
AZZ, Inc.	23,345	1,803,401
†Caesarstone Ltd.	16,400	82,021
CSW Industrials, Inc.	12,300	3,263,313
†Gibraltar Industries, Inc.	24,356	1,669,604
Griffon Corp.	30,831	1,968,868
Insteel Industries, Inc.	15,239	471,799
†Janus International Group, Inc.	112,900	1,425,927
†JELD-WEN Holding, Inc.	68,359	920,796
†Masterbrand, Inc.	100,900	1,481,212
Quanex Building Products Corp.	26,452	731,398
†Resideo Technologies, Inc.	116,300	2,274,828
Tecnoglass, Inc.	17,900	898,244
UFP Industries, Inc.	48,210	5,399,520
Zurn Elkay Water Solutions Corp.	116,000	3,410,400
		27,893,868
Capital Markets–1.59%
†AlTi Global, Inc.	26,600	138,586
Artisan Partners Asset Management, Inc. Class A	50,100	2,067,627
†AssetMark Financial Holdings, Inc.	18,000	621,900
B Riley Financial, Inc.	15,723	277,354
BGC Group, Inc. Class A	293,900	2,439,370
Brightsphere Investment Group, Inc.	24,517	543,542
Cohen & Steers, Inc.	21,869	1,586,815
LVIP SSGA Small-Cap Index Fund-6

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Diamond Hill Investment Group, Inc.	2,132	$300,079
†Donnelley Financial Solutions, Inc.	20,800	1,240,096
†Forge Global Holdings, Inc.	85,000	124,100
GCM Grosvenor, Inc. Class A	31,800	310,368
Hamilton Lane, Inc. Class A	30,500	3,769,190
MarketWise, Inc.	25,600	29,696
Moelis & Co. Class A	56,200	3,195,532
†Open Lending Corp. Class A	81,200	453,096
P10, Inc. Class A	34,100	289,168
Patria Investments Ltd. Class A	44,600	537,876
Perella Weinberg Partners	41,600	676,000
Piper Sandler Cos.	13,768	3,168,980
PJT Partners, Inc. Class A	18,800	2,028,708
Silvercrest Asset Management Group, Inc. Class A	7,400	115,366
StepStone Group, Inc. Class A	42,800	1,964,092
†StoneX Group, Inc.	21,786	1,640,704
Value Line, Inc.	700	30,149
Victory Capital Holdings, Inc. Class A	32,660	1,558,862
Virtus Investment Partners, Inc.	5,332	1,204,232
WisdomTree, Inc.	110,708	1,097,116
		31,408,604
Chemicals–2.01%
AdvanSix, Inc.	20,100	460,692
American Vanguard Corp.	20,595	177,117
†Arcadium Lithium PLC	862,355	2,897,513
†Arq, Inc.	19,500	118,389
†ASP Isotopes, Inc.	31,400	96,123
†Aspen Aerogels, Inc.	46,400	1,106,640
Avient Corp.	71,802	3,134,157
Balchem Corp.	25,709	3,957,901
Cabot Corp.	43,100	3,960,459
†Core Molding Technologies, Inc.	5,800	92,452
†Ecovyst, Inc.	92,600	830,622
Hawkins, Inc.	15,336	1,395,576
HB Fuller Co.	43,609	3,356,149
†Ingevity Corp.	28,953	1,265,536
Innospec, Inc.	19,804	2,447,576
†Intrepid Potash, Inc.	8,200	192,126
Koppers Holdings, Inc.	16,260	601,458
Kronos Worldwide, Inc.	17,689	221,997
†LSB Industries, Inc.	41,700	341,106
Mativ Holdings, Inc.	43,079	730,620
Minerals Technologies, Inc.	25,564	2,125,902
Northern Technologies International Corp.	6,200	102,680
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Orion SA	45,795	$1,004,742
†Perimeter Solutions SA	116,178	909,674
†PureCycle Technologies, Inc.	98,100	580,752
Quaker Chemical Corp.	11,113	1,885,876
†Rayonier Advanced Materials, Inc.	49,300	268,192
Sensient Technologies Corp.	33,495	2,484,994
Stepan Co.	16,970	1,424,801
Tronox Holdings PLC	94,500	1,482,705
Valhi, Inc.	2,100	37,443
		39,691,970
Commercial Services & Supplies–1.77%
ABM Industries, Inc.	50,223	2,539,777
ACCO Brands Corp.	76,224	358,253
†ACV Auctions, Inc. Class A	117,600	2,146,200
Aris Water Solutions, Inc. Class A	23,100	361,977
†Bridger Aerospace Group Holdings, Inc.	7,000	26,189
†BrightView Holdings, Inc.	34,900	464,170
Brink's Co.	35,760	3,661,824
†Casella Waste Systems, Inc. Class A	45,534	4,517,884
†CECO Environmental Corp.	23,000	663,550
†Cimpress PLC	14,334	1,255,802
CompX International, Inc.	1,538	37,942
†CoreCivic, Inc.	87,681	1,138,099
Deluxe Corp.	35,140	789,244
†Driven Brands Holdings, Inc.	47,500	604,734
Ennis, Inc.	20,462	447,913
†Enviri Corp.	63,800	550,594
†GEO Group, Inc.	98,738	1,417,878
†Healthcare Services Group, Inc.	59,581	630,367
HNI Corp.	37,335	1,680,822
Interface, Inc.	46,221	678,524
†LanzaTech Global, Inc.	88,500	163,725
†Liquidity Services, Inc.	17,873	357,103
Matthews International Corp. Class A	23,910	598,946
MillerKnoll, Inc.	56,805	1,504,764
†Montrose Environmental Group, Inc.	25,300	1,127,368
NL Industries, Inc.	6,336	38,206
†OPENLANE, Inc.	85,200	1,413,468
†Perma-Fix Environmental Services, Inc.	9,900	100,299
Pitney Bowes, Inc.	135,700	689,356
Quad/Graphics, Inc.	22,700	123,715
†Quest Resource Holding Corp.	13,600	119,697
Steelcase, Inc. Class A	73,498	952,534
UniFirst Corp.	11,967	2,052,700
†Viad Corp.	16,313	554,642
LVIP SSGA Small-Cap Index Fund-7

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Virco Mfg. Corp.	8,300	$115,712
VSE Corp.	10,866	959,251
		34,843,229
Communications Equipment–0.56%
ADTRAN Holdings, Inc.	60,648	319,008
†Applied Optoelectronics, Inc.	29,400	243,763
†Aviat Networks, Inc.	8,800	252,472
†Calix, Inc.	46,731	1,655,679
†Clearfield, Inc.	10,000	385,600
†CommScope Holding Co., Inc.	178,000	218,940
†Digi International, Inc.	28,443	652,198
†Extreme Networks, Inc.	100,045	1,345,605
†Harmonic, Inc.	87,888	1,034,442
†Infinera Corp.	158,623	966,014
†NETGEAR, Inc.	22,234	340,180
†NetScout Systems, Inc.	55,056	1,006,974
†Ribbon Communications, Inc.	75,702	249,060
†Viasat, Inc.	96,500	1,225,671
†Viavi Solutions, Inc.	175,300	1,204,311
		11,099,917
Construction & Engineering–1.48%
†Ameresco, Inc. Class A	25,621	738,141
Arcosa, Inc.	38,700	3,227,967
Argan, Inc.	9,824	718,724
†Bowman Consulting Group Ltd.	10,600	336,974
†Centuri Holdings, Inc.	10,900	212,346
†Concrete Pumping Holdings, Inc.	18,900	113,589
†Construction Partners, Inc. Class A	34,200	1,888,182
†Dycom Industries, Inc.	22,629	3,818,870
†Fluor Corp.	136,000	5,922,800
Granite Construction, Inc.	35,079	2,173,846
†Great Lakes Dredge & Dock Corp.	53,334	468,272
†IES Holdings, Inc.	6,600	919,578
†Limbach Holdings, Inc.	8,100	461,133
†Matrix Service Co.	21,100	209,549
†MYR Group, Inc.	13,194	1,790,558
†Northwest Pipe Co.	7,548	256,405
†Orion Group Holdings, Inc.	24,400	232,074
Primoris Services Corp.	42,538	2,122,221
†Southland Holdings, Inc.	8,200	37,556
†Sterling Infrastructure, Inc.	24,100	2,851,994
†Tutor Perini Corp.	34,406	749,363
		29,250,142
Construction Materials–0.38%
†Knife River Corp.	45,200	3,170,328
†Smith-Midland Corp.	3,600	99,688
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials (continued)
†Summit Materials, Inc. Class A	96,226	$3,522,834
U.S. Lime & Minerals, Inc.	1,687	614,372
		7,407,222
Consumer Finance–0.80%
†Atlanticus Holdings Corp.	4,315	121,597
Bread Financial Holdings, Inc.	39,400	1,755,664
†Consumer Portfolio Services, Inc.	6,500	63,700
†Encore Capital Group, Inc.	18,463	770,461
†Enova International, Inc.	21,723	1,352,257
FirstCash Holdings, Inc.	31,024	3,253,797
†Green Dot Corp. Class A	41,802	395,029
†LendingClub Corp.	87,060	736,528
†LendingTree, Inc.	8,200	341,038
Medallion Financial Corp.	14,500	111,378
†Moneylion, Inc.	6,700	492,726
Navient Corp.	63,500	924,560
Nelnet, Inc. Class A	11,438	1,153,637
†NerdWallet, Inc. Class A	30,500	445,300
OppFi, Inc.	16,800	56,952
†PRA Group, Inc.	31,023	609,912
PROG Holdings, Inc.	34,105	1,182,761
Regional Management Corp.	6,143	176,550
†Upstart Holdings, Inc.	61,200	1,443,708
†World Acceptance Corp.	3,101	383,221
		15,770,776
Consumer Staples Distribution & Retail–0.70%
Andersons, Inc.	25,963	1,287,765
†Chefs' Warehouse, Inc.	27,835	1,088,627
†HF Foods Group, Inc.	32,900	98,700
Ingles Markets, Inc. Class A	11,531	791,142
Natural Grocers by Vitamin Cottage, Inc.	7,389	156,647
PriceSmart, Inc.	19,932	1,618,478
SpartanNash Co.	27,858	522,616
†Sprouts Farmers Market, Inc.	80,200	6,709,532
†United Natural Foods, Inc.	47,199	618,307
Village Super Market, Inc. Class A	6,613	174,649
Weis Markets, Inc.	13,100	822,287
		13,888,750
Containers & Packaging–0.25%
Ardagh Metal Packaging SA	114,800	390,464
Greif, Inc. Class A	23,517	1,379,217
Myers Industries, Inc.	29,997	401,360
†O-I Glass, Inc.	123,100	1,370,103
Pactiv Evergreen, Inc.	33,100	374,692
†Ranpak Holdings Corp.	33,000	212,190
TriMas Corp.	32,325	826,227
		4,954,253
LVIP SSGA Small-Cap Index Fund-8

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Distributors–0.06%
A-Mark Precious Metals, Inc.	14,500	$469,365
†GigaCloud Technology, Inc. Class A	18,700	568,877
Weyco Group, Inc.	4,500	136,440
		1,174,682
Diversified Consumer Services–0.92%
†Adtalem Global Education, Inc.	31,017	2,115,670
†American Public Education, Inc.	12,400	218,007
Carriage Services, Inc.	10,335	277,391
†Chegg, Inc.	87,900	277,764
†Coursera, Inc.	109,000	780,440
†European Wax Center, Inc. Class A	26,500	263,145
†Frontdoor, Inc.	62,200	2,101,738
Graham Holdings Co. Class B	2,700	1,888,785
Laureate Education, Inc.	106,200	1,586,628
†Lincoln Educational Services Corp.	20,900	247,874
†Mister Car Wash, Inc.	74,100	527,685
†Nerdy, Inc.	63,800	106,546
†OneSpaWorld Holdings Ltd.	79,700	1,224,989
Perdoceo Education Corp.	51,868	1,111,013
Strategic Education, Inc.	17,635	1,951,489
†Stride, Inc.	33,800	2,382,900
†Udemy, Inc.	75,600	652,428
†Universal Technical Institute, Inc.	31,200	490,776
		18,205,268
Diversified REITs–0.62%
Alexander & Baldwin, Inc.	57,908	982,120
Alpine Income Property Trust, Inc.	9,800	152,488
American Assets Trust, Inc.	37,473	838,646
Armada Hoffler Properties, Inc.	52,000	576,680
Broadstone Net Lease, Inc.	150,000	2,380,500
CTO Realty Growth, Inc.	17,842	311,521
Empire State Realty Trust, Inc. Class A	106,400	998,032
Essential Properties Realty Trust, Inc.	139,435	3,863,744
Gladstone Commercial Corp.	32,205	459,565
Global Net Lease, Inc.	159,728	1,174,001
NexPoint Diversified Real Estate Trust	25,542	141,247
One Liberty Properties, Inc.	12,507	293,664
		12,172,208
Diversified Telecommunication Services–0.41%
†Anterix, Inc.	9,700	384,023
†AST SpaceMobile, Inc.	93,800	1,089,018
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
ATN International, Inc.	8,492	$193,618
†Bandwidth, Inc. Class A	19,700	332,536
Cogent Communications Holdings, Inc.	35,004	1,975,626
†Consolidated Communications Holdings, Inc.	63,755	280,522
†Globalstar, Inc.	584,900	655,088
IDT Corp. Class B	12,600	452,592
†Liberty Latin America Ltd. Class A	132,971	1,278,922
†Lumen Technologies, Inc.	804,100	884,510
Shenandoah Telecommunications Co.	39,250	640,952
		8,167,407
Electric Utilities–0.76%
ALLETE, Inc.	46,073	2,872,651
Genie Energy Ltd. Class B	15,500	226,610
Hawaiian Electric Industries, Inc.	88,400	797,478
MGE Energy, Inc.	28,915	2,160,529
Otter Tail Corp.	32,881	2,880,047
PNM Resources, Inc.	71,536	2,643,971
Portland General Electric Co.	80,600	3,485,144
		15,066,430
Electrical Equipment–1.61%
Allient, Inc.	11,600	293,132
†American Superconductor Corp.	27,200	636,242
†Amprius Technologies, Inc.	4,300	5,461
†Array Technologies, Inc.	121,600	1,247,616
Atkore, Inc.	29,200	3,939,956
†Blink Charging Co.	76,300	209,062
†Bloom Energy Corp. Class A	158,345	1,938,143
†ChargePoint Holdings, Inc.	308,400	466,070
Encore Wire Corp.	11,526	3,340,581
†Energy Vault Holdings, Inc.	81,100	77,013
EnerSys	31,822	3,294,213
†Enovix Corp.	118,300	1,828,918
†Fluence Energy, Inc.	48,400	839,256
†Freyr Battery, Inc.	88,900	151,241
†FuelCell Energy, Inc.	354,000	226,135
†GrafTech International Ltd.	205,800	199,626
LSI Industries, Inc.	21,600	312,552
†Net Power, Inc.	16,700	164,182
†NEXTracker, Inc. Class A	94,700	4,439,536
†NuScale Power Corp.	61,800	722,442
†Plug Power, Inc.	502,200	1,170,754
Powell Industries, Inc.	7,408	1,062,307
Preformed Line Products Co.	1,886	234,882
†SES AI Corp.	93,900	117,375
LVIP SSGA Small-Cap Index Fund-9

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
†Shoals Technologies Group, Inc. Class A	136,500	$851,760
†SolarMax Technology, Inc.	5,700	18,760
†Stem, Inc.	108,100	119,991
†SunPower Corp.	68,100	201,576
†Sunrun, Inc.	174,000	2,063,857
†Thermon Group Holdings, Inc.	26,560	816,986
†TPI Composites, Inc.	36,700	146,433
†Ultralife Corp.	8,000	84,970
†Vicor Corp.	17,871	592,602
		31,813,630
Electronic Equipment, Instruments & Components–3.04%
†908 Devices, Inc.	18,100	93,215
Advanced Energy Industries, Inc.	29,779	3,238,764
†Aeva Technologies, Inc.	20,980	52,870
†Arlo Technologies, Inc.	75,715	987,324
Badger Meter, Inc.	23,422	4,364,690
Bel Fuse, Inc. Class A	9,700	651,633
Belden, Inc.	32,342	3,033,680
Benchmark Electronics, Inc.	28,366	1,119,322
Climb Global Solutions, Inc.	3,500	219,835
CTS Corp.	24,311	1,230,866
†Daktronics, Inc.	29,600	412,920
†ePlus, Inc.	20,916	1,541,091
†Evolv Technologies Holdings, Inc.	103,900	264,945
†Fabrinet	29,056	7,112,618
†FARO Technologies, Inc.	14,699	235,184
†Insight Enterprises, Inc.	22,203	4,404,187
†Iteris, Inc.	33,600	145,488
†Itron, Inc.	36,544	3,616,394
†Kimball Electronics, Inc.	19,575	430,258
†Knowles Corp.	70,406	1,215,208
†Lightwave Logic, Inc.	91,400	273,286
Methode Electronics, Inc.	25,866	267,713
†MicroVision, Inc.	153,100	162,286
†Mirion Technologies, Inc.	159,100	1,708,734
Napco Security Technologies, Inc.	28,000	1,454,600
†nLight, Inc.	36,900	403,317
†Novanta, Inc.	28,563	4,658,911
†OSI Systems, Inc.	12,868	1,769,607
†Ouster, Inc.	34,400	338,195
†PAR Technology Corp.	26,800	1,262,012
PC Connection, Inc.	9,224	592,181
†Plexus Corp.	21,663	2,235,188
†Powerfleet, Inc. NJ	72,000	329,130
Richardson Electronics Ltd.	9,000	107,010
†Rogers Corp.	14,952	1,803,361
†Sanmina Corp.	43,695	2,894,794
†ScanSource, Inc.	19,937	883,408
†SmartRent, Inc.	156,000	372,840
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†TTM Technologies, Inc.	80,425	$1,562,658
Vishay Intertechnology, Inc.	100,621	2,243,848
†Vishay Precision Group, Inc.	9,372	285,284
		59,978,855
Energy Equipment & Services–2.71%
Archrock, Inc.	123,002	2,487,100
Atlas Energy Solutions, Inc.	54,100	1,078,213
†Borr Drilling Ltd.	188,700	1,217,115
†Bristow Group, Inc.	19,573	656,283
Cactus, Inc. Class A	52,200	2,753,028
ChampionX Corp.	152,000	5,047,920
Core Laboratories, Inc.	37,500	760,875
†Diamond Offshore Drilling, Inc.	81,500	1,262,435
†DMC Global, Inc.	14,988	216,127
†Drilling Tools International Corp.	7,500	42,159
†Dril-Quip, Inc.	26,500	492,900
†Expro Group Holdings NV	75,366	1,727,389
†Forum Energy Technologies, Inc.	9,400	158,484
†Geospace Technologies Corp.	10,000	89,812
†Helix Energy Solutions Group, Inc.	114,756	1,370,187
Helmerich & Payne, Inc.	77,000	2,782,780
Kodiak Gas Services, Inc.	16,100	438,886
Liberty Energy, Inc.	128,522	2,684,825
†Mammoth Energy Services, Inc.	16,700	54,776
†Nabors Industries Ltd.	7,114	506,232
†Natural Gas Services Group, Inc.	8,500	171,031
†Newpark Resources, Inc.	66,041	548,801
Noble Corp. PLC	91,100	4,067,615
†Oceaneering International, Inc.	80,500	1,904,630
†Oil States International, Inc.	47,900	212,676
Patterson-UTI Energy, Inc.	317,889	3,293,330
†ProFrac Holding Corp. Class A	19,900	147,459
†ProPetro Holding Corp.	72,400	627,708
Ranger Energy Services, Inc.	13,700	144,124
RPC, Inc.	69,000	431,250
†SEACOR Marine Holdings, Inc.	18,800	253,612
†Seadrill Ltd.	59,300	3,053,950
Select Water Solutions, Inc.	72,700	777,890
Solaris Oilfield Infrastructure, Inc. Class A	22,600	193,908
†TETRA Technologies, Inc.	96,900	335,274
†Tidewater, Inc.	38,811	3,695,195
†Transocean Ltd.	580,500	3,106,401
†U.S. Silica Holdings, Inc.	60,583	936,007
LVIP SSGA Small-Cap Index Fund-10

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Valaris Ltd.	50,000	$3,725,000
		53,453,387
Entertainment–0.50%
†AMC Entertainment Holdings, Inc. Class A	221,300	1,102,351
†Atlanta Braves Holdings, Inc. Class A	47,600	1,886,794
†Cinemark Holdings, Inc.	87,600	1,893,912
†Eventbrite, Inc. Class A	65,900	318,956
†Golden Matrix Group, Inc.	15,600	38,551
†IMAX Corp.	34,800	583,596
†Lions Gate Entertainment Corp. Class A	144,100	1,271,487
†LiveOne, Inc.	52,600	82,648
†Madison Square Garden Entertainment Corp.	30,472	1,043,056
Marcus Corp.	18,434	209,595
†Playstudios, Inc.	67,100	138,897
†Reservoir Media, Inc.	14,500	114,550
†Sphere Entertainment Co.	21,272	745,796
†Vivid Seats, Inc. Class A	62,500	359,375
		9,789,564
Financial Services–2.72%
†Acacia Research Corp.	29,500	147,795
Alerus Financial Corp.	13,800	270,618
†AvidXchange Holdings, Inc.	137,900	1,663,074
Banco Latinoamericano de Comercio Exterior SA	21,958	651,494
Burford Capital Ltd.	159,300	2,079,064
Cannae Holdings, Inc.	50,900	923,326
†Cantaloupe, Inc.	44,600	294,360
Cass Information Systems, Inc.	10,615	425,343
Compass Diversified Holdings	52,700	1,153,603
Enact Holdings, Inc.	23,100	708,246
Essent Group Ltd.	82,809	4,653,038
EVERTEC, Inc.	51,107	1,699,308
Federal Agricultural Mortgage Corp. Class C	7,274	1,315,285
†Flywire Corp.	96,000	1,573,440
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	89,500	2,649,200
†I3 Verticals, Inc. Class A	17,491	386,201
†International Money Express, Inc.	25,434	530,045
Jackson Financial, Inc. Class A	61,000	4,529,860
†Marqeta, Inc. Class A	370,600	2,030,888
Merchants Bancorp	13,514	547,857
†Mr Cooper Group, Inc.	50,687	4,117,305
†NCR Atleos Corp.	57,400	1,551,020
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
NewtekOne, Inc.	18,300	$230,031
†NMI Holdings, Inc. Class A	62,900	2,141,116
†Onity Group, Inc.	4,600	110,308
†Pagseguro Digital Ltd. Class A	152,800	1,786,232
†Payoneer Global, Inc.	224,800	1,245,392
†Paysafe Ltd.	25,084	443,485
†Paysign, Inc.	25,700	110,767
PennyMac Financial Services, Inc.	21,200	2,005,520
†Priority Technology Holdings, Inc.	15,200	80,256
Radian Group, Inc.	120,454	3,746,119
†Remitly Global, Inc.	115,300	1,397,436
†Repay Holdings Corp.	71,700	757,152
†Sezzle, Inc.	1,900	167,620
†StoneCo Ltd. Class A	227,600	2,728,924
†SWK Holdings Corp.	2,900	49,271
†Velocity Financial, Inc.	7,000	125,510
Walker & Dunlop, Inc.	25,563	2,510,287
Waterstone Financial, Inc.	12,980	166,014
		53,701,810
Food Products–1.01%
Alico, Inc.	5,500	142,505
B&G Foods, Inc.	60,114	485,721
†Beyond Meat, Inc.	45,900	307,989
†BRC, Inc. Class A	41,300	253,169
Calavo Growers, Inc.	13,454	305,406
Cal-Maine Foods, Inc.	32,630	1,994,019
Dole PLC	59,400	727,056
†Forafric Global PLC	4,600	49,082
Fresh Del Monte Produce, Inc.	26,056	569,324
†Hain Celestial Group, Inc.	69,200	478,172
J & J Snack Foods Corp.	12,087	1,962,566
John B Sanfilippo & Son, Inc.	7,202	699,818
Lancaster Colony Corp.	15,554	2,939,240
†Lifeway Foods, Inc.	3,500	44,699
Limoneira Co.	13,800	287,178
†Mama's Creations, Inc.	26,000	175,273
†Mission Produce, Inc.	37,500	370,500
†Seneca Foods Corp. Class A	3,788	217,431
†Simply Good Foods Co.	72,500	2,619,425
†SunOpta, Inc.	72,400	390,960
†TreeHouse Foods, Inc.	39,100	1,432,624
Utz Brands, Inc.	55,700	926,848
†Vital Farms, Inc.	25,900	1,211,343
†Westrock Coffee Co.	26,700	273,141
†Whole Earth Brands, Inc.	25,700	124,934
WK Kellogg Co.	52,200	859,277
		19,847,700
LVIP SSGA Small-Cap Index Fund-11

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities–0.94%
Brookfield Infrastructure Corp. Class A	95,578	$3,217,155
Chesapeake Utilities Corp.	17,565	1,865,403
New Jersey Resources Corp.	78,197	3,342,140
Northwest Natural Holding Co.	30,119	1,087,597
ONE Gas, Inc.	44,779	2,859,139
RGC Resources, Inc.	6,300	128,835
Southwest Gas Holdings, Inc.	48,422	3,407,940
Spire, Inc.	43,020	2,612,605
		18,520,814
Ground Transportation–0.47%
ArcBest Corp.	18,775	2,010,427
Covenant Logistics Group, Inc.	6,400	315,456
FTAI Infrastructure, Inc.	80,000	690,400
Heartland Express, Inc.	37,809	466,185
†Hertz Global Holdings, Inc.	97,500	344,297
Marten Transport Ltd.	46,294	854,124
†PAM Transportation Services, Inc.	4,800	83,382
†RXO, Inc.	92,783	2,426,275
Universal Logistics Holdings, Inc.	5,197	210,946
Werner Enterprises, Inc.	50,420	1,806,549
		9,208,041
Health Care Equipment & Supplies–3.38%
†Accuray, Inc.	76,700	139,594
†Alphatec Holdings, Inc.	81,700	853,765
†AngioDynamics, Inc.	30,192	182,662
†Artivion, Inc.	31,610	810,796
†AtriCure, Inc.	37,703	858,497
Atrion Corp.	1,067	482,743
†Avanos Medical, Inc.	35,400	705,168
†Axogen, Inc.	34,100	246,884
†Axonics, Inc.	40,600	2,729,538
†Bioventus, Inc. Class A	29,800	171,387
†Cerus Corp.	137,283	241,618
CONMED Corp.	24,522	1,699,865
†CVRx, Inc.	11,700	140,283
Embecta Corp.	46,400	580,000
†Fractyl Health, Inc.	5,900	25,200
†Glaukos Corp.	38,945	4,609,141
†Haemonetics Corp.	40,000	3,309,200
†ICU Medical, Inc.	17,100	2,030,646
†Inari Medical, Inc.	42,100	2,027,115
†Inmode Ltd.	63,300	1,154,592
†Inogen, Inc.	17,290	140,568
†Integer Holdings Corp.	26,525	3,071,330
†Integra LifeSciences Holdings Corp.	54,600	1,591,112
iRadimed Corp.	6,400	281,216
†iRhythm Technologies, Inc.	24,850	2,674,854
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Lantheus Holdings, Inc.	54,106	$4,344,171
LeMaitre Vascular, Inc.	16,198	1,332,771
†LivaNova PLC	43,396	2,378,969
†Merit Medical Systems, Inc.	45,541	3,914,249
†Neogen Corp.	173,750	2,715,712
†NeuroPace, Inc.	10,800	81,662
†Nevro Corp.	27,900	234,918
†Novocure Ltd.	84,800	1,452,730
=†OmniAb, Inc. Earnout Shares	4,688	0
=†OmniAb, Inc. Earnout Shares.	4,688	0
†Omnicell, Inc.	36,325	983,318
†OraSure Technologies, Inc.	61,306	261,164
†Orchestra BioMed Holdings, Inc.	18,500	150,775
†Orthofix Medical, Inc.	27,118	359,585
†OrthoPediatrics Corp.	13,205	379,776
†Paragon 28, Inc.	37,800	258,552
†PROCEPT BioRobotics Corp.	33,700	2,058,733
†Pulmonx Corp.	28,500	180,690
†Pulse Biosciences, Inc.	13,600	152,184
†RxSight, Inc.	27,086	1,629,765
†Sanara Medtech, Inc.	3,100	87,482
†Semler Scientific, Inc.	3,500	120,400
†SI-BONE, Inc.	32,400	418,932
†Sight Sciences, Inc.	27,900	186,093
†Silk Road Medical, Inc.	31,200	843,648
†STAAR Surgical Co.	39,399	1,875,786
†Stereotaxis, Inc.	43,500	79,224
†Surmodics, Inc.	11,265	473,581
†Tactile Systems Technology, Inc.	18,100	216,114
†Tandem Diabetes Care, Inc.	51,600	2,079,028
†TransMedics Group, Inc.	25,600	3,855,872
†Treace Medical Concepts, Inc.	39,300	261,345
†UFP Technologies, Inc.	5,740	1,514,614
Utah Medical Products, Inc.	2,615	174,708
†Varex Imaging Corp.	30,000	441,900
†Zimvie, Inc.	21,500	392,375
†Zynex, Inc.	13,960	130,107
		66,778,707
Health Care Providers & Services–2.84%
†Accolade, Inc.	58,600	209,788
†AdaptHealth Corp.	80,900	809,000
†Addus HomeCare Corp.	12,500	1,451,375
†Agilon Health, Inc.	245,400	1,605,223
†AirSculpt Technologies, Inc.	10,100	40,400
†Alignment Healthcare, Inc.	79,400	620,908
†AMN Healthcare Services, Inc.	30,174	1,545,814
†Astrana Health, Inc.	34,200	1,387,152
†Aveanna Healthcare Holdings, Inc.	42,300	116,748
LVIP SSGA Small-Cap Index Fund-12

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†BrightSpring Health Services, Inc.	41,800	$474,848
†Brookdale Senior Living, Inc.	152,100	1,038,843
†Castle Biosciences, Inc.	20,500	446,285
†Community Health Systems, Inc.	97,500	327,600
†CorVel Corp.	7,086	1,801,757
†Cross Country Healthcare, Inc.	25,917	358,691
†DocGo, Inc.	80,500	248,745
†Enhabit, Inc.	38,800	346,096
Ensign Group, Inc.	44,133	5,458,811
†Fulgent Genetics, Inc.	15,800	309,996
†GeneDx Holdings Corp.	9,700	253,570
†Guardant Health, Inc.	93,900	2,711,832
†HealthEquity, Inc.	67,330	5,803,846
†Hims & Hers Health, Inc.	151,000	3,048,690
†InfuSystem Holdings, Inc.	13,700	93,571
†Innovage Holding Corp.	15,700	77,872
†Joint Corp.	10,800	151,848
†LifeStance Health Group, Inc.	94,400	463,504
†ModivCare, Inc.	9,833	258,018
†Nano-X Imaging Ltd.	43,000	315,620
National HealthCare Corp.	9,875	1,070,450
National Research Corp.	12,137	278,544
†NeoGenomics, Inc.	101,365	1,405,933
†OPKO Health, Inc.	311,800	389,750
†Option Care Health, Inc.	138,607	3,839,414
†Owens & Minor, Inc.	59,954	809,379
†PACS Group, Inc.	19,700	581,175
Patterson Cos., Inc.	64,400	1,553,328
†Pediatrix Medical Group, Inc.	68,000	513,400
†Pennant Group, Inc.	23,166	537,219
†Performant Financial Corp.	52,200	151,380
†PetIQ, Inc.	21,200	467,672
†Privia Health Group, Inc.	86,600	1,505,108
†Progyny, Inc.	67,100	1,919,731
†Quipt Home Medical Corp.	30,400	97,888
†RadNet, Inc.	52,600	3,099,192
Select Medical Holdings Corp.	84,967	2,978,943
†Sonida Senior Living, Inc.	2,700	74,253
†Surgery Partners, Inc.	61,000	1,451,190
†Talkspace, Inc.	97,000	223,221
U.S. Physical Therapy, Inc.	11,849	1,095,085
†Viemed Healthcare, Inc.	26,400	172,920
		55,991,626
Health Care REITs–0.59%
American Healthcare REIT, Inc.	51,700	755,402
CareTrust REIT, Inc.	107,771	2,705,052
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care REITs (continued)
Community Healthcare Trust, Inc.	21,710	$507,797
Diversified Healthcare Trust	184,300	562,115
Global Medical REIT, Inc.	46,900	425,852
LTC Properties, Inc.	34,273	1,182,418
National Health Investors, Inc.	33,334	2,257,712
Sabra Health Care REIT, Inc.	184,177	2,836,326
Strawberry Fields REIT, Inc.	4,900	55,915
Universal Health Realty Income Trust	10,073	394,257
		11,682,846
Health Care Technology–0.35%
†Definitive Healthcare Corp.	42,100	229,866
†Evolent Health, Inc. Class A	91,800	1,755,216
†Health Catalyst, Inc.	44,500	284,355
HealthStream, Inc.	19,445	542,516
†LifeMD, Inc.	27,500	188,684
†OptimizeRx Corp.	14,800	148,000
†Phreesia, Inc.	40,900	867,080
†Schrodinger, Inc.	44,200	854,828
Simulations Plus, Inc.	12,800	622,336
†Teladoc Health, Inc.	135,200	1,322,425
		6,815,306
Hotel & Resort REITs–0.79%
Apple Hospitality REIT, Inc.	181,300	2,636,102
Braemar Hotels & Resorts, Inc.	50,900	129,795
Chatham Lodging Trust	38,831	330,840
DiamondRock Hospitality Co.	167,074	1,411,775
Pebblebrook Hotel Trust	94,760	1,302,950
RLJ Lodging Trust	121,055	1,165,760
Ryman Hospitality Properties, Inc.	46,706	4,664,061
Service Properties Trust	132,200	679,508
Summit Hotel Properties, Inc.	84,973	508,988
Sunstone Hotel Investors, Inc.	161,692	1,691,299
Xenia Hotels & Resorts, Inc.	81,204	1,163,653
		15,684,731
Hotels, Restaurants & Leisure–1.85%
†Accel Entertainment, Inc.	40,900	419,634
†Bally's Corp.	22,873	273,790
†Biglari Holdings, Inc. Class B	555	107,326
†BJ's Restaurants, Inc.	16,459	571,127
Bloomin' Brands, Inc.	67,452	1,297,102
†Brinker International, Inc.	35,000	2,533,650
Cheesecake Factory, Inc.	38,274	1,503,785
†Chuy's Holdings, Inc.	13,132	340,381
Cracker Barrel Old Country Store, Inc.	17,562	740,414
LVIP SSGA Small-Cap Index Fund-13

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Dave & Buster's Entertainment, Inc.	26,100	$1,039,041
†Denny's Corp.	38,956	276,588
†Despegar.com Corp.	48,700	644,362
Dine Brands Global, Inc.	12,032	435,558
†El Pollo Loco Holdings, Inc.	21,400	242,034
†Everi Holdings, Inc.	62,700	526,680
†First Watch Restaurant Group, Inc.	23,800	417,928
†Full House Resorts, Inc.	24,900	124,500
†Global Business Travel Group I	98,900	652,740
Golden Entertainment, Inc.	15,500	482,205
†Hilton Grand Vacations, Inc.	60,600	2,450,058
†Inspired Entertainment, Inc.	17,600	161,040
International Game Technology PLC	90,300	1,847,538
Jack in the Box, Inc.	15,715	800,522
Krispy Kreme, Inc.	67,800	729,528
†Kura Sushi USA, Inc. Class A	4,800	302,832
†Life Time Group Holdings, Inc.	46,600	877,478
†Lindblad Expeditions Holdings, Inc.	26,900	259,585
Monarch Casino & Resort, Inc.	10,184	693,836
†Mondee Holdings, Inc.	38,000	91,200
Nathan's Famous, Inc.	2,000	135,560
†ONE Group Hospitality, Inc.	17,000	72,250
Papa John's International, Inc.	26,322	1,236,608
†PlayAGS, Inc.	31,500	362,250
†Portillo's, Inc. Class A	42,600	414,072
†Potbelly Corp.	20,100	161,403
RCI Hospitality Holdings, Inc.	6,700	291,852
Red Rock Resorts, Inc. Class A	39,000	2,142,270
†Rush Street Interactive, Inc.	60,200	577,318
†Sabre Corp.	298,800	797,796
†Shake Shack, Inc. Class A	30,200	2,718,000
Six Flags Entertainment Corp.	58,000	1,922,120
†Super Group SGHC Ltd.	117,800	380,494
†Sweetgreen, Inc. Class A	78,600	2,369,004
†Target Hospitality Corp.	24,200	210,782
†United Parks & Resorts, Inc.	28,462	1,545,771
†Vacasa, Inc. Class A	7,200	35,073
†Xponential Fitness, Inc. Class A	19,500	304,200
		36,519,285
Household Durables–2.16%
†Beazer Homes USA, Inc.	23,619	649,050
†Cavco Industries, Inc.	6,626	2,293,722
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
Century Communities, Inc.	22,538	$1,840,453
Cricut, Inc. Class A	36,800	220,432
†Dream Finders Homes, Inc. Class A	22,300	575,786
Ethan Allen Interiors, Inc.	18,432	514,069
Flexsteel Industries, Inc.	3,700	114,927
†GoPro, Inc. Class A	97,300	138,166
†Green Brick Partners, Inc.	25,082	1,435,694
Hamilton Beach Brands Holding Co. Class A	6,800	116,901
†Helen of Troy Ltd.	18,898	1,752,601
Hooker Furnishings Corp.	8,200	118,736
†Hovnanian Enterprises, Inc. Class A	4,000	567,680
Installed Building Products, Inc.	19,118	3,932,190
†iRobot Corp.	21,222	193,332
KB Home	53,636	3,764,175
†Landsea Homes Corp.	14,301	131,426
La-Z-Boy, Inc.	34,233	1,276,206
†Legacy Housing Corp.	9,260	212,424
†LGI Homes, Inc.	16,600	1,485,534
Lifetime Brands, Inc.	9,900	85,053
†Lovesac Co.	11,100	250,638
†M/I Homes, Inc.	21,474	2,622,834
Meritage Homes Corp.	28,584	4,626,320
†Purple Innovation, Inc.	43,311	45,044
†Skyline Champion Corp.	42,734	2,895,229
†Sonos, Inc.	98,136	1,448,487
†Taylor Morrison Home Corp.	82,700	4,584,888
†Traeger, Inc.	28,800	69,120
†Tri Pointe Homes, Inc.	74,452	2,773,337
†United Homes Group, Inc.	4,700	26,743
†Vizio Holding Corp. Class A	70,900	765,720
Worthington Enterprises, Inc.	25,108	1,188,362
		42,715,279
Household Products–0.30%
†Central Garden & Pet Co.	49,152	1,663,422
Energizer Holdings, Inc.	57,300	1,692,642
Oil-Dri Corp. of America	3,800	243,542
WD-40 Co.	10,838	2,380,458
		5,980,064
Independent Power and Renewable Electricity Producers–0.21%
†Altus Power, Inc.	60,300	236,376
†Montauk Renewables, Inc.	51,900	295,830
Ormat Technologies, Inc.	42,960	3,080,232
†Sunnova Energy International, Inc.	86,500	482,670
		4,095,108
LVIP SSGA Small-Cap Index Fund-14

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial Conglomerates–0.02%
Brookfield Business Corp. Class A	20,000	$408,400
		408,400
Industrial REITs–0.51%
Industrial Logistics Properties Trust	51,500	189,585
Innovative Industrial Properties, Inc.	22,400	2,446,528
LXP Industrial Trust	231,286	2,109,328
Plymouth Industrial REIT, Inc.	35,300	754,714
Terreno Realty Corp.	76,034	4,499,692
		9,999,847
Insurance–1.83%
†Ambac Financial Group, Inc.	34,193	438,354
†American Coastal Insurance Corp. Class C	19,100	201,505
AMERISAFE, Inc.	15,099	662,695
†Baldwin Insurance Group, Inc.	52,300	1,855,081
CNO Financial Group, Inc.	85,812	2,378,709
Crawford & Co. Class A	11,300	97,632
Donegal Group, Inc. Class A	12,146	156,440
Employers Holdings, Inc.	19,527	832,436
†Enstar Group Ltd.	10,011	3,060,363
F&G Annuities & Life, Inc.	14,500	551,725
Fidelis Insurance Holdings Ltd.	47,000	766,570
†Genworth Financial, Inc. Class A	343,700	2,075,948
†GoHealth, Inc. Class A	3,300	32,076
†Goosehead Insurance, Inc. Class A	18,600	1,068,384
†Greenlight Capital Re Ltd. Class A	22,057	288,947
†Hamilton Insurance Group Ltd. Class B	12,900	214,801
HCI Group, Inc.	6,407	590,533
†Heritage Insurance Holdings, Inc.	18,000	127,463
†Hippo Holdings, Inc.	15,632	268,714
Horace Mann Educators Corp.	32,531	1,061,161
Investors Title Co.	1,153	207,690
James River Group Holdings Ltd.	28,900	223,397
†Kingsway Financial Services, Inc.	8,700	71,688
†Lemonade, Inc.	40,900	674,850
†Maiden Holdings Ltd.	69,000	142,140
†MBIA, Inc.	33,784	185,474
Mercury General Corp.	21,200	1,126,568
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
National Western Life Group, Inc. Class A	1,816	$902,443
†NI Holdings, Inc.	6,400	97,920
†Oscar Health, Inc. Class A	154,700	2,447,354
†Palomar Holdings, Inc.	19,400	1,574,310
†ProAssurance Corp.	42,600	520,572
†Root, Inc. Class A	6,900	356,118
Safety Insurance Group, Inc.	11,599	870,273
Selective Insurance Group, Inc.	48,307	4,532,646
†Selectquote, Inc.	105,500	291,180
†SiriusPoint Ltd.	77,900	950,380
†Skyward Specialty Insurance Group, Inc.	29,400	1,063,692
Stewart Information Services Corp.	21,439	1,330,933
Tiptree, Inc.	20,246	333,857
†Trupanion, Inc.	28,161	827,933
United Fire Group, Inc.	15,921	342,142
Universal Insurance Holdings, Inc.	19,003	356,496
		36,159,593
Interactive Media & Services–0.63%
†Bumble, Inc. Class A	78,000	819,780
†Cargurus, Inc.	73,700	1,930,940
†Cars.com, Inc.	51,100	1,006,670
†EverQuote, Inc. Class A	19,800	413,028
†fuboTV, Inc.	219,600	272,304
†Getty Images Holdings, Inc.	78,300	255,356
†Grindr, Inc.	29,700	363,528
†MediaAlpha, Inc. Class A	19,560	257,605
†Nextdoor Holdings, Inc.	136,900	380,582
†Outbrain, Inc.	30,400	151,392
†QuinStreet, Inc.	40,911	678,714
Shutterstock, Inc.	19,652	760,532
†System1, Inc.	22,200	33,744
†TrueCar, Inc.	68,700	215,031
†Vimeo, Inc.	119,000	443,870
†Yelp, Inc.	51,800	1,914,010
†Ziff Davis, Inc.	35,887	1,975,579
†ZipRecruiter, Inc. Class A	56,100	509,949
		12,382,614
IT Services–0.75%
†Applied Digital Corp.	78,309	465,939
†ASGN, Inc.	35,804	3,156,839
†Backblaze, Inc. Class A	31,600	194,695
†BigBear.ai Holdings, Inc.	80,300	121,253
†BigCommerce Holdings, Inc.	56,500	455,390
†Core Scientific, Inc.	142,000	1,320,777
†Couchbase, Inc.	30,800	562,408
†DigitalOcean Holdings, Inc.	52,200	1,813,950
†Fastly, Inc. Class A	102,300	753,951
†Grid Dynamics Holdings, Inc.	46,100	484,511
LVIP SSGA Small-Cap Index Fund-15

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
Hackett Group, Inc.	20,276	$440,395
Information Services Group, Inc.	25,500	74,970
†Perficient, Inc.	27,625	2,066,074
†Rackspace Technology, Inc.	49,600	147,808
†Squarespace, Inc. Class A	48,300	2,107,329
†Thoughtworks Holding, Inc.	80,500	228,620
†Tucows, Inc. Class A	7,700	148,764
†Unisys Corp.	51,754	213,744
		14,757,417
Leisure Products–0.45%
Acushnet Holdings Corp.	23,200	1,472,736
†AMMO, Inc.	70,500	118,440
Clarus Corp.	23,724	159,663
Escalade, Inc.	8,200	113,078
†Funko, Inc. Class A	27,900	272,304
†JAKKS Pacific, Inc.	5,900	105,669
Johnson Outdoors, Inc. Class A	3,986	139,430
†Latham Group, Inc.	29,900	90,597
†Malibu Boats, Inc. Class A	16,300	571,152
Marine Products Corp.	5,836	58,944
†MasterCraft Boat Holdings, Inc.	12,800	241,664
†Peloton Interactive, Inc. Class A	269,000	909,556
Smith & Wesson Brands, Inc.	37,032	531,039
†Solo Brands, Inc. Class A	17,700	40,356
Sturm Ruger & Co., Inc.	13,414	558,693
†Topgolf Callaway Brands Corp.	112,727	1,724,723
†Vista Outdoor, Inc.	46,300	1,743,195
		8,851,239
Life Sciences Tools & Services–0.26%
†Adaptive Biotechnologies Corp.	95,400	345,348
†Akoya Biosciences, Inc.	18,300	42,822
†BioLife Solutions, Inc.	28,500	610,755
†ChromaDex Corp.	38,800	105,973
†Codexis, Inc.	53,500	165,850
†Conduit Pharmaceuticals, Inc.	20,300	21,543
†CryoPort, Inc.	33,100	228,721
†Cytek Biosciences, Inc.	98,000	546,840
†Harvard Bioscience, Inc.	30,800	87,780
†Lifecore Biomedical, Inc.	17,000	87,231
†Maravai LifeSciences Holdings, Inc. Class A	87,900	629,474
†MaxCyte, Inc.	83,300	326,536
Mesa Laboratories, Inc.	4,230	367,037
†Nautilus Biotechnology, Inc.	41,900	98,046
†OmniAb, Inc.	72,889	273,334
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Pacific Biosciences of California, Inc.	217,298	$297,698
†Quanterix Corp.	29,500	389,695
†Quantum-Si, Inc.	75,400	79,170
†Standard BioTools, Inc.	239,900	424,923
		5,128,776
Machinery–3.79%
†374Water, Inc.	49,000	58,800
†3D Systems Corp.	101,222	310,752
Alamo Group, Inc.	8,135	1,407,355
Albany International Corp. Class A	24,843	2,097,991
Astec Industries, Inc.	18,469	547,791
†Atmus Filtration Technologies, Inc.	66,700	1,919,626
Barnes Group, Inc.	37,554	1,555,111
†Blue Bird Corp.	25,592	1,378,129
†Chart Industries, Inc.	33,574	4,846,071
Columbus McKinnon Corp.	22,608	780,880
†Commercial Vehicle Group, Inc.	24,600	120,540
Douglas Dynamics, Inc.	18,549	434,047
Eastern Co.	4,100	104,432
†Energy Recovery, Inc.	45,200	600,708
Enerpac Tool Group Corp.	43,214	1,649,911
Enpro, Inc.	16,709	2,432,329
ESCO Technologies, Inc.	20,538	2,157,311
Federal Signal Corp.	47,807	4,000,012
Franklin Electric Co., Inc.	36,040	3,471,373
†Gencor Industries, Inc.	7,900	152,786
Gorman-Rupp Co.	17,682	649,106
†Graham Corp.	8,100	228,106
Greenbrier Cos., Inc.	24,401	1,209,070
Helios Technologies, Inc.	26,428	1,261,937
Hillenbrand, Inc.	55,932	2,238,399
†Hillman Solutions Corp.	156,100	1,381,485
†Hyliion Holdings Corp.	119,800	194,076
Hyster-Yale, Inc.	9,066	632,172
John Bean Technologies Corp.	25,292	2,401,981
Kadant, Inc.	9,299	2,731,860
Kennametal, Inc.	63,100	1,485,374
†L B Foster Co. Class A	7,200	154,953
Lindsay Corp.	8,707	1,069,916
Luxfer Holdings PLC	20,700	239,913
†Manitowoc Co., Inc.	26,675	307,563
†Mayville Engineering Co., Inc.	10,200	169,932
Miller Industries, Inc.	8,946	492,209
Mueller Industries, Inc.	88,980	5,066,521
Mueller Water Products, Inc. Class A	123,627	2,215,396
†Nikola Corp.	1	5
†NN, Inc.	36,400	109,245
LVIP SSGA Small-Cap Index Fund-16

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Omega Flex, Inc.	2,989	$153,276
Park-Ohio Holdings Corp.	6,500	168,285
†Proto Labs, Inc.	20,643	637,662
REV Group, Inc.	40,800	1,015,512
Shyft Group, Inc.	26,016	308,550
†SPX Technologies, Inc.	35,800	5,088,612
Standex International Corp.	9,254	1,491,282
†Taylor Devices, Inc.	1,900	85,464
Tennant Co.	15,081	1,484,574
Terex Corp.	53,000	2,906,520
†Titan International, Inc.	39,600	293,436
Trinity Industries, Inc.	65,100	1,947,792
Twin Disc, Inc.	8,900	104,853
†Velo3D, Inc.	1	3
Wabash National Corp.	35,440	774,010
Watts Water Technologies, Inc. Class A	21,794	3,996,366
		74,721,371
Marine Transportation–0.35%
Costamare, Inc.	35,300	579,979
Genco Shipping & Trading Ltd.	33,300	709,623
Golden Ocean Group Ltd.	96,500	1,331,700
†Himalaya Shipping Ltd.	23,200	212,512
Matson, Inc.	27,000	3,536,190
Pangaea Logistics Solutions Ltd.	27,300	213,759
Safe Bulkers, Inc.	50,000	291,000
		6,874,763
Media–0.80%
†Advantage Solutions, Inc.	83,800	269,836
†AMC Networks, Inc. Class A	26,300	254,058
†Boston Omaha Corp. Class A	19,700	265,162
Cable One, Inc.	4,500	1,593,006
†Cardlytics, Inc.	31,800	261,078
†Clear Channel Outdoor Holdings, Inc.	291,400	410,874
†EchoStar Corp. Class A	96,700	1,722,227
†Emerald Holding, Inc.	11,500	65,435
Entravision Communications Corp. Class A	49,930	101,358
†EW Scripps Co. Class A	46,266	145,275
†Gambling.com Group Ltd.	12,700	104,394
†Gannett Co., Inc.	111,824	515,509
Gray Television, Inc.	65,018	338,094
†Ibotta, Inc. Class A	6,000	450,967
†iHeartMedia, Inc. Class A	77,000	83,930
†Innovid Corp.	83,500	154,579
†Integral Ad Science Holding Corp.	56,800	552,096
John Wiley & Sons, Inc. Class A	28,400	1,155,880
†Magnite, Inc.	104,342	1,386,705
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†National CineMedia, Inc.	55,700	$244,593
†PubMatic, Inc. Class A	33,500	680,385
Scholastic Corp.	19,891	705,534
Sinclair, Inc.	25,800	343,914
†Stagwell, Inc.	71,300	486,266
†TechTarget, Inc.	19,998	623,338
TEGNA, Inc.	151,694	2,114,614
†Thryv Holdings, Inc.	25,500	454,410
Townsquare Media, Inc. Class A	9,100	99,736
†WideOpenWest, Inc.	39,094	211,498
		15,794,751
Metals & Mining–1.75%
Alpha Metallurgical Resources, Inc.	8,800	2,468,664
Arch Resources, Inc.	14,000	2,131,220
Caledonia Mining Corp. PLC	12,800	124,416
Carpenter Technology Corp.	37,900	4,153,082
†Century Aluminum Co.	42,158	706,146
†Coeur Mining, Inc.	314,286	1,766,287
Commercial Metals Co.	92,100	5,064,579
Compass Minerals International, Inc.	26,500	273,745
†Constellium SE	103,000	1,941,550
†Contango ORE, Inc.	6,200	112,034
†Critical Metals Corp.	5,800	65,373
†Dakota Gold Corp.	55,900	142,545
Haynes International, Inc.	10,181	597,625
Hecla Mining Co.	466,676	2,263,379
†i-80 Gold Corp.	205,000	221,400
†Ivanhoe Electric, Inc.	66,400	622,832
Kaiser Aluminum Corp.	12,722	1,118,264
†Lifezone Holdings Ltd.	29,000	222,756
Materion Corp.	16,384	1,771,602
†Metallus, Inc.	34,100	691,207
†Metals Acquisition Ltd. Class A	42,800	585,986
†Novagold Resources, Inc.	194,900	674,354
Olympic Steel, Inc.	8,806	394,773
†Perpetua Resources Corp.	32,600	169,520
†Piedmont Lithium, Inc.	14,000	139,720
Radius Recycling, Inc.	20,101	306,942
Ramaco Resources, Inc. Class A	24,920	305,611
Ryerson Holding Corp.	23,125	450,938
SSR Mining, Inc.	161,200	727,213
SunCoke Energy, Inc.	67,244	658,991
†Tredegar Corp.	20,230	96,902
†Universal Stainless & Alloy Products, Inc.	6,900	188,931
Warrior Met Coal, Inc.	41,200	2,586,124
Worthington Steel, Inc.	25,908	864,291
		34,609,002
LVIP SSGA Small-Cap Index Fund-17

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Mortgage Real Estate Investment Trusts (REITs)–0.99%
AFC Gamma, Inc.	14,400	$175,680
AG Mortgage Investment Trust, Inc.	22,700	150,756
Angel Oak Mortgage REIT, Inc.	9,600	125,760
Apollo Commercial Real Estate Finance, Inc.	112,681	1,103,147
Arbor Realty Trust, Inc.	146,400	2,100,840
ARES Commercial Real Estate Corp.	42,789	284,547
ARMOUR Residential REIT, Inc.	39,270	761,053
Blackstone Mortgage Trust, Inc. Class A	137,817	2,400,772
BrightSpire Capital, Inc.	103,200	588,240
Chicago Atlantic Real Estate Finance, Inc.	13,900	213,504
Chimera Investment Corp.	63,966	818,765
Claros Mortgage Trust, Inc.	70,100	562,202
Dynex Capital, Inc.	50,643	604,677
Ellington Financial, Inc.	65,300	788,824
Franklin BSP Realty Trust, Inc.	64,530	813,078
Granite Point Mortgage Trust, Inc.	40,100	119,097
Invesco Mortgage Capital, Inc.	38,853	364,053
KKR Real Estate Finance Trust, Inc.	47,300	428,065
Ladder Capital Corp.	89,689	1,012,589
MFA Financial, Inc.	80,850	860,244
New York Mortgage Trust, Inc.	69,045	403,223
Nexpoint Real Estate Finance, Inc.	6,300	86,436
Orchid Island Capital, Inc.	42,060	350,780
PennyMac Mortgage Investment Trust	68,921	947,664
Ready Capital Corp.	127,672	1,044,357
Redwood Trust, Inc.	104,225	676,420
Seven Hills Realty Trust	10,000	126,812
TPG RE Finance Trust, Inc.	53,800	464,832
Two Harbors Investment Corp.	82,300	1,087,183
		19,463,600
Multi-Utilities–0.42%
Avista Corp.	62,226	2,153,642
Black Hills Corp.	54,473	2,962,242
Northwestern Energy Group, Inc.	49,006	2,454,220
Unitil Corp.	12,841	665,035
		8,235,139
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Office REITs–0.73%
Brandywine Realty Trust	132,200	$592,256
City Office REIT, Inc.	29,700	147,906
COPT Defense Properties	89,600	2,242,688
Douglas Emmett, Inc.	128,400	1,709,004
Easterly Government Properties, Inc.	77,200	954,964
†Equity Commonwealth	84,200	1,633,480
Franklin Street Properties Corp.	76,600	117,294
Hudson Pacific Properties, Inc.	106,800	513,708
JBG SMITH Properties	71,600	1,090,468
NET Lease Office Properties	11,800	290,531
Orion Office REIT, Inc.	44,000	157,960
Paramount Group, Inc.	147,800	684,314
Peakstone Realty Trust	28,000	296,800
Piedmont Office Realty Trust, Inc. Class A	98,000	710,500
Postal Realty Trust, Inc. Class A	17,500	233,275
SL Green Realty Corp.	52,800	2,990,592
		14,365,740
Oil, Gas & Consumable Fuels–3.86%
†Aemetis, Inc.	28,800	86,724
†Amplify Energy Corp.	31,600	214,248
Ardmore Shipping Corp.	33,500	754,755
Berry Corp.	61,171	395,165
California Resources Corp.	54,900	2,921,778
†Centrus Energy Corp. Class A	11,224	479,826
†Clean Energy Fuels Corp.	132,295	353,228
†CNX Resources Corp.	119,700	2,908,710
=†Cobalt International Energy, Inc.	1	0
Comstock Resources, Inc.	73,400	761,892
†CONSOL Energy, Inc.	23,400	2,387,502
Crescent Energy Co. Class A	75,980	900,363
CVR Energy, Inc.	27,200	728,144
Delek U.S. Holdings, Inc.	50,462	1,249,439
DHT Holdings, Inc.	107,400	1,242,618
Diversified Energy Co. PLC	37,400	504,573
Dorian LPG Ltd.	27,536	1,155,411
†Empire Petroleum Corp.	10,400	53,664
†Encore Energy Corp.	141,600	557,904
†Energy Fuels, Inc.	129,000	781,740
Equitrans Midstream Corp.	346,100	4,492,378
Evolution Petroleum Corp.	23,900	125,953
Excelerate Energy, Inc. Class A	14,000	258,160
FLEX LNG Ltd.	24,300	657,072
FutureFuel Corp.	19,108	98,024
Golar LNG Ltd.	78,701	2,467,276
Granite Ridge Resources, Inc.	41,900	265,227
†Green Plains, Inc.	50,693	803,991
LVIP SSGA Small-Cap Index Fund-18

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Gulfport Energy Corp.	10,300	$1,555,300
†Hallador Energy Co.	20,900	162,393
HighPeak Energy, Inc.	11,400	160,284
International Seaways, Inc.	32,136	1,900,202
Kinetik Holdings, Inc.	30,442	1,261,516
†Kosmos Energy Ltd.	372,000	2,060,880
Magnolia Oil & Gas Corp. Class A	137,700	3,489,318
Murphy Oil Corp.	115,300	4,754,972
NACCO Industries, Inc. Class A	3,200	88,544
†NextDecade Corp.	91,900	729,686
Nordic American Tankers Ltd.	159,698	635,598
Northern Oil & Gas, Inc.	78,900	2,932,713
Overseas Shipholding Group, Inc. Class A	45,700	387,536
†Par Pacific Holdings, Inc.	45,535	1,149,759
PBF Energy, Inc. Class A	84,300	3,879,486
Peabody Energy Corp.	101,812	2,252,081
†PrimeEnergy Resources Corp.	600	63,810
†REX American Resources Corp.	12,050	549,359
Riley Exploration Permian, Inc.	9,000	254,790
†Ring Energy, Inc.	116,800	197,392
†Sable Offshore Corp.	40,100	604,357
SandRidge Energy, Inc.	25,100	324,543
Scorpio Tankers, Inc.	37,222	3,025,776
SFL Corp. Ltd.	88,942	1,234,515
†SilverBow Resources, Inc.	17,000	643,110
Sitio Royalties Corp. Class A	65,621	1,549,312
SM Energy Co.	91,000	3,933,930
†Talos Energy, Inc.	117,500	1,427,625
†Teekay Corp.	48,100	431,457
Teekay Tankers Ltd. Class A	19,100	1,314,271
†Uranium Energy Corp.	312,900	1,880,529
†Ur-Energy, Inc.	217,600	304,912
VAALCO Energy, Inc.	82,400	516,648
†Verde Clean Fuels, Inc.	1,012	4,190
†Vital Energy, Inc.	22,700	1,017,414
Vitesse Energy, Inc.	19,500	462,150
W&T Offshore, Inc.	78,136	167,211
World Kinect Corp.	46,900	1,210,020
		76,123,354
Paper & Forest Products–0.13%
†Clearwater Paper Corp.	12,651	613,194
Sylvamo Corp.	28,000	1,920,800
		2,533,994
Passenger Airlines–0.41%
Allegiant Travel Co.	12,084	606,979
†Blade Air Mobility, Inc.	48,600	169,128
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Passenger Airlines (continued)
†Frontier Group Holdings, Inc.	30,100	$148,393
†Hawaiian Holdings, Inc.	39,325	488,810
†JetBlue Airways Corp.	259,300	1,579,137
†Joby Aviation, Inc.	318,600	1,624,860
†SkyWest, Inc.	31,392	2,576,341
Spirit Airlines, Inc.	84,594	309,614
†Sun Country Airlines Holdings, Inc.	32,000	401,920
†Wheels Up Experience, Inc.	70,800	133,901
		8,039,083
Personal Care Products–0.30%
†Beauty Health Co.	63,200	121,344
Edgewell Personal Care Co.	39,200	1,575,448
†Herbalife Ltd.	79,600	827,044
†Honest Co., Inc.	63,700	186,084
Inter Parfums, Inc.	14,493	1,681,623
Medifast, Inc.	8,287	180,822
†Nature's Sunshine Products, Inc.	10,340	155,824
Nu Skin Enterprises, Inc. Class A	38,400	404,736
†Olaplex Holdings, Inc.	110,100	169,692
†USANA Health Sciences, Inc.	9,305	420,958
†Veru, Inc.	104,800	88,168
†Waldencast PLC Class A	19,600	70,364
		5,882,107
Pharmaceuticals–1.60%
†Alimera Sciences, Inc.	16,900	93,985
†Alto Neuroscience, Inc.	7,000	74,839
†Amneal Pharmaceuticals, Inc.	126,402	802,653
†Amphastar Pharmaceuticals, Inc.	30,600	1,224,000
†ANI Pharmaceuticals, Inc.	14,700	936,096
†Aquestive Therapeutics, Inc.	58,700	152,693
†Arvinas, Inc.	51,100	1,360,282
†Atea Pharmaceuticals, Inc.	57,600	190,656
†Avadel Pharmaceuticals PLC	73,500	1,033,502
†Axsome Therapeutics, Inc.	29,000	2,334,500
†Biote Corp. Class A	21,400	159,858
†Cassava Sciences, Inc.	32,400	400,140
†Collegium Pharmaceutical, Inc.	25,900	833,980
†Contineum Therapeutics, Inc. Class A	5,500	96,862
†Corcept Therapeutics, Inc.	64,302	2,089,172
†CorMedix, Inc.	42,700	184,891
†Edgewise Therapeutics, Inc.	57,700	1,039,177
=†Empire Resorts, Inc.	4,339	0
†Enliven Therapeutics, Inc.	28,000	654,360
†Esperion Therapeutics, Inc.	150,100	333,410
†Evolus, Inc.	43,800	475,230
LVIP SSGA Small-Cap Index Fund-19

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†EyePoint Pharmaceuticals, Inc.	39,700	$345,390
†Fulcrum Therapeutics, Inc.	49,100	304,481
†Harmony Biosciences Holdings, Inc.	25,000	754,250
†Harrow, Inc.	23,800	497,182
†Innoviva, Inc.	44,300	726,520
†Ligand Pharmaceuticals, Inc.	13,557	1,142,313
†Liquidia Corp.	45,700	548,400
†Longboard Pharmaceuticals, Inc.	25,700	694,671
†MediWound Ltd.	6,300	97,784
†Mind Medicine MindMed, Inc.	57,200	412,483
†Nektar Therapeutics	141,300	175,389
†Neumora Therapeutics, Inc.	66,800	656,727
†Nuvation Bio, Inc.	142,500	416,100
†Ocular Therapeutix, Inc.	123,800	846,792
†Omeros Corp.	47,500	192,850
†Pacira BioSciences, Inc.	36,375	1,040,689
†Phathom Pharmaceuticals, Inc.	27,100	279,130
Phibro Animal Health Corp. Class A	16,200	271,674
†Pliant Therapeutics, Inc.	45,800	492,350
†Prestige Consumer Healthcare, Inc.	39,355	2,709,592
†Revance Therapeutics, Inc.	82,500	212,025
†Scilex Holding Co.	43,798	84,531
†scPharmaceuticals, Inc.	24,000	104,400
SIGA Technologies, Inc.	36,188	274,667
†Supernus Pharmaceuticals, Inc.	39,890	1,067,057
†Tarsus Pharmaceuticals, Inc.	29,200	793,656
†Telomir Pharmaceuticals, Inc.	5,600	26,943
†Terns Pharmaceuticals, Inc.	45,700	311,217
†Theravance Biopharma, Inc.	36,800	312,064
†Third Harmonic Bio, Inc.	16,600	215,800
†Trevi Therapeutics, Inc.	46,300	137,974
†Ventyx Biosciences, Inc.	48,200	111,342
†Verrica Pharmaceuticals, Inc.	16,000	116,640
†WaVe Life Sciences Ltd.	61,400	306,386
†Xeris Biopharma Holdings, Inc.	105,900	238,275
†Zevra Therapeutics, Inc.	34,800	170,520
		31,558,550
Professional Services–2.36%
†Alight, Inc. Class A	378,000	2,789,640
†Asure Software, Inc.	19,700	165,480
Barrett Business Services, Inc.	20,128	659,594
†Blacksky Technology, Inc.	100,600	107,642
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
†CBIZ, Inc.	38,146	$2,826,619
†Conduent, Inc.	133,100	433,906
CRA International, Inc.	5,251	904,327
CSG Systems International, Inc.	23,588	971,118
†DLH Holdings Corp.	6,700	70,760
†ExlService Holdings, Inc.	125,140	3,924,390
Exponent, Inc.	40,185	3,822,397
First Advantage Corp.	40,200	646,014
†FiscalNote Holdings, Inc.	42,700	62,342
†Forrester Research, Inc.	8,733	149,160
†Franklin Covey Co.	9,080	345,040
Heidrick & Struggles International, Inc.	16,164	510,459
HireQuest, Inc.	4,300	53,105
†Huron Consulting Group, Inc.	14,278	1,406,383
†IBEX Holdings Ltd.	6,959	112,597
ICF International, Inc.	14,851	2,204,779
†Innodata, Inc.	21,500	318,845
Insperity, Inc.	28,567	2,605,596
Kelly Services, Inc. Class A	23,977	513,348
Kforce, Inc.	14,938	928,098
Korn Ferry	41,345	2,775,903
†Legalzoom.com, Inc.	109,600	919,544
Maximus, Inc.	48,574	4,162,792
†Mistras Group, Inc.	16,300	135,127
†NV5 Global, Inc.	11,400	1,059,858
†Planet Labs PBC	136,100	253,146
Resources Connection, Inc.	24,989	275,879
†Spire Global, Inc.	17,700	191,890
†Sterling Check Corp.	26,300	389,240
TriNet Group, Inc.	25,922	2,592,200
†TrueBlue, Inc.	23,400	241,020
TTEC Holdings, Inc.	14,560	85,613
†Upwork, Inc.	99,000	1,064,250
†Verra Mobility Corp.	132,500	3,604,000
†Willdan Group, Inc.	10,400	300,040
†WNS Holdings Ltd.	36,900	1,937,296
		46,519,437
Real Estate Management & Development–0.68%
†American Realty Investors, Inc.	1,300	18,460
†Anywhere Real Estate, Inc.	82,697	273,727
†Compass, Inc. Class A	289,900	1,043,640
†Cushman & Wakefield PLC	182,080	1,893,632
DigitalBridge Group, Inc.	126,550	1,733,735
eXp World Holdings, Inc.	64,400	726,754
†Forestar Group, Inc.	15,105	483,209
†FRP Holdings, Inc.	10,744	306,419
Kennedy-Wilson Holdings, Inc.	92,053	894,755
Marcus & Millichap, Inc.	18,200	573,664
†Maui Land & Pineapple Co., Inc.	5,600	123,480
LVIP SSGA Small-Cap Index Fund-20

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development (continued)
Newmark Group, Inc. Class A	108,500	$1,109,955
†Offerpad Solutions, Inc.	8,300	36,696
†Opendoor Technologies, Inc.	492,700	906,568
RE/MAX Holdings, Inc. Class A	14,198	115,004
†Real Brokerage, Inc.	75,500	306,624
†Redfin Corp.	93,200	560,132
RMR Group, Inc. Class A	12,668	286,297
St. Joe Co.	28,668	1,568,140
†Star Holdings	10,422	125,689
†Stratus Properties, Inc.	4,200	105,924
†Tejon Ranch Co.	15,818	269,855
†Transcontinental Realty Investors, Inc.	1,100	30,503
		13,492,862
Residential REITs–0.45%
†Apartment Investment & Management Co. Class A	114,200	946,718
BRT Apartments Corp.	9,100	158,977
Centerspace	12,046	814,671
Clipper Realty, Inc.	9,600	34,656
Elme Communities	69,975	1,114,702
Independence Realty Trust, Inc.	179,724	3,368,028
NexPoint Residential Trust, Inc.	18,100	715,131
UMH Properties, Inc.	50,867	813,363
Veris Residential, Inc.	62,900	943,500
		8,909,746
Retail REITs–1.20%
Acadia Realty Trust	80,215	1,437,453
Alexander's, Inc.	1,676	376,866
CBL & Associates Properties, Inc.	20,700	483,966
Getty Realty Corp.	39,364	1,049,444
InvenTrust Properties Corp.	54,175	1,341,373
Kite Realty Group Trust	172,785	3,866,928
Macerich Co.	172,303	2,660,358
NETSTREIT Corp.	58,500	941,850
Phillips Edison & Co., Inc.	97,600	3,192,496
Retail Opportunity Investments Corp.	98,667	1,226,431
Saul Centers, Inc.	8,866	326,003
SITE Centers Corp.	151,000	2,189,500
Tanger, Inc.	84,700	2,296,217
Urban Edge Properties	95,300	1,760,191
Whitestone REIT	39,471	525,359
		23,674,435
Semiconductors & Semiconductor Equipment–2.62%
†ACM Research, Inc. Class A	40,500	933,930
†Aehr Test Systems	21,700	242,389
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Alpha & Omega Semiconductor Ltd.	18,471	$690,261
†Ambarella, Inc.	30,192	1,628,858
†Axcelis Technologies, Inc.	25,933	3,687,413
†CEVA, Inc.	19,117	368,767
†Cohu, Inc.	36,913	1,221,820
†Credo Technology Group Holding Ltd.	101,300	3,235,522
†Diodes, Inc.	36,365	2,615,735
†Everspin Technologies, Inc.	15,700	94,063
†FormFactor, Inc.	61,631	3,730,525
†GCT Semiconductor Holding, Inc.	6,000	31,268
†Ichor Holdings Ltd.	25,900	998,445
†Impinj, Inc.	18,100	2,837,537
†indie Semiconductor, Inc. Class A	130,500	805,185
Kulicke & Soffa Industries, Inc.	43,700	2,149,603
†MaxLinear, Inc.	62,934	1,267,491
†Navitas Semiconductor Corp.	100,200	393,786
NVE Corp.	3,900	291,291
†PDF Solutions, Inc.	24,757	900,660
†Photronics, Inc.	49,060	1,210,310
Power Integrations, Inc.	45,112	3,166,411
†QuickLogic Corp.	10,900	113,265
†Rambus, Inc.	86,686	5,093,669
†Rigetti Computing, Inc.	112,300	120,301
†Semtech Corp.	51,623	1,542,495
†Silicon Laboratories, Inc.	25,186	2,786,327
†SiTime Corp.	14,600	1,815,948
†SkyWater Technology, Inc.	21,600	165,240
†SMART Global Holdings, Inc.	41,002	937,716
†Synaptics, Inc.	31,052	2,738,786
†Ultra Clean Holdings, Inc.	35,229	1,726,221
†Veeco Instruments, Inc.	44,235	2,066,217
		51,607,455
Software–6.01%
†8x8, Inc.	94,905	210,689
A10 Networks, Inc.	56,238	778,896
†ACI Worldwide, Inc.	83,978	3,324,689
Adeia, Inc.	86,516	967,682
†Agilysys, Inc.	17,604	1,833,281
†Alarm.com Holdings, Inc.	38,300	2,433,582
†Alkami Technology, Inc.	34,900	993,952
†Altair Engineering, Inc. Class A	45,500	4,462,640
American Software, Inc. Class A	24,888	227,227
†Amplitude, Inc. Class A	60,500	538,450
†Appian Corp. Class A	31,700	978,262
†Arteris, Inc.	21,800	163,745
†Asana, Inc. Class A	64,000	895,360
†AudioEye, Inc.	5,500	96,862
LVIP SSGA Small-Cap Index Fund-21

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Aurora Innovation, Inc.	669,100	$1,853,407
†AvePoint, Inc.	114,500	1,193,090
†Bit Digital, Inc.	93,000	295,740
†Blackbaud, Inc.	33,471	2,549,486
†BlackLine, Inc.	45,883	2,223,031
†Blend Labs, Inc. Class A	183,300	432,817
†Box, Inc. Class A	112,000	2,961,280
†Braze, Inc. Class A	41,200	1,600,208
†C3.ai, Inc. Class A	65,700	1,902,672
†Cerence, Inc.	31,000	87,730
†Cipher Mining, Inc.	137,300	569,795
†Cleanspark, Inc.	176,400	2,813,580
Clear Secure, Inc. Class A	69,800	1,305,958
†Clearwater Analytics Holdings, Inc. Class A	111,300	2,061,415
†CommVault Systems, Inc.	34,702	4,218,722
†Consensus Cloud Solutions, Inc.	14,695	252,460
†CS Disco, Inc.	23,200	138,272
†Daily Journal Corp.	1,150	453,652
†Dave, Inc.	6,200	187,868
†Digimarc Corp.	12,058	373,919
†Digital Turbine, Inc.	74,700	124,002
†Domo, Inc. Class B	28,000	216,160
†D-Wave Quantum, Inc.	69,300	79,089
†E2open Parent Holdings, Inc.	133,100	597,619
†eGain Corp.	15,200	95,912
†Enfusion, Inc. Class A	38,300	326,316
†Envestnet, Inc.	40,259	2,519,811
†Everbridge, Inc.	33,100	1,158,169
†EverCommerce, Inc.	17,600	193,248
†Freshworks, Inc. Class A	162,100	2,057,049
†Hut 8 Corp.	63,800	956,442
†iLearningEngines Holdings, Inc.	23,300	211,593
†Instructure Holdings, Inc.	17,400	407,334
†Intapp, Inc.	31,300	1,147,771
InterDigital, Inc.	20,088	2,341,457
†Jamf Holding Corp.	58,800	970,200
†Kaltura, Inc.	69,600	83,520
†LiveRamp Holdings, Inc.	51,772	1,601,826
†Marathon Digital Holdings, Inc.	217,700	4,321,345
†Matterport, Inc.	207,800	928,866
†MeridianLink, Inc.	21,400	457,104
†Mitek Systems, Inc.	36,700	410,306
†N-able, Inc.	56,500	860,495
†NCR Voyix Corp.	115,600	1,427,805
†NextNav, Inc.	59,600	483,356
†Olo, Inc. Class A	79,800	352,716
†ON24, Inc.	23,100	138,831
†OneSpan, Inc.	30,757	394,305
†Ooma, Inc.	18,694	185,631
†Pagaya Technologies Ltd. Class A	32,100	409,636
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†PagerDuty, Inc.	70,900	$1,625,737
†Porch Group, Inc.	60,900	92,035
†PowerSchool Holdings, Inc. Class A	47,200	1,056,808
†Prairie Operating Co.	3,300	35,809
Progress Software Corp.	34,300	1,861,118
†PROS Holdings, Inc.	36,337	1,041,055
†Q2 Holdings, Inc.	46,800	2,823,444
†Qualys, Inc.	29,525	4,210,265
†Rapid7, Inc.	49,200	2,126,916
†Red Violet, Inc.	8,600	218,440
†Rekor Systems, Inc.	55,900	86,715
ReposiTrak, Inc.	9,200	140,680
†Rimini Street, Inc.	37,916	116,402
†Riot Platforms, Inc.	216,000	1,974,240
†Roadzen, Inc.	12,400	27,544
Sapiens International Corp. NV	24,400	827,892
†SEMrush Holdings, Inc. Class A	28,700	384,293
SolarWinds Corp.	42,900	516,945
†SoundHound AI, Inc. Class A	225,800	891,910
†SoundThinking, Inc.	8,100	98,658
†Sprinklr, Inc. Class A	81,400	783,068
†Sprout Social, Inc. Class A	39,300	1,402,224
†SPS Commerce, Inc.	29,602	5,569,912
†Telos Corp.	44,600	179,348
†Tenable Holdings, Inc.	93,800	4,087,804
†Terawulf, Inc.	183,200	815,240
†Varonis Systems, Inc.	87,621	4,203,179
†Verint Systems, Inc.	49,056	1,579,603
†Vertex, Inc. Class A	43,100	1,553,809
†Viant Technology, Inc. Class A	11,600	114,492
†Weave Communications, Inc.	31,000	279,620
†WM Technology, Inc.	65,800	68,514
†Workiva, Inc.	40,200	2,934,198
†Xperi, Inc.	36,806	302,177
†Yext, Inc.	82,300	440,305
†Zeta Global Holdings Corp. Class A	130,800	2,308,620
†Zuora, Inc. Class A	104,500	1,037,685
		118,655,037
Specialized REITs–0.41%
Farmland Partners, Inc.	34,400	396,632
Four Corners Property Trust, Inc.	73,000	1,800,910
Gladstone Land Corp.	27,000	369,630
Outfront Media, Inc.	117,800	1,684,540
PotlatchDeltic Corp.	63,215	2,490,039
Safehold, Inc.	41,134	793,475
Uniti Group, Inc.	193,400	564,728
		8,099,954
LVIP SSGA Small-Cap Index Fund-22

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–2.52%
†1-800-Flowers.com, Inc. Class A	19,964	$190,057
Aaron's Co., Inc.	25,300	252,494
†Abercrombie & Fitch Co. Class A	40,000	7,113,600
Academy Sports & Outdoors, Inc.	57,600	3,067,200
American Eagle Outfitters, Inc.	145,218	2,898,551
†America's Car-Mart, Inc.	4,585	276,063
Arhaus, Inc.	40,700	689,509
Arko Corp.	65,200	408,804
†Asbury Automotive Group, Inc.	16,144	3,678,733
†BARK, Inc.	109,300	197,833
†Beyond, Inc.	36,697	479,997
†Boot Barn Holdings, Inc.	23,518	3,032,176
Buckle, Inc.	24,608	909,019
Build-A-Bear Workshop, Inc.	10,000	252,700
Caleres, Inc.	27,251	915,634
Camping World Holdings, Inc. Class A	33,800	603,668
†Citi Trends, Inc.	6,400	136,072
Designer Brands, Inc. Class A	32,600	222,658
†Destination XL Group, Inc.	42,900	156,156
†EVgo, Inc.	78,700	192,815
Foot Locker, Inc.	66,400	1,654,688
†Genesco, Inc.	8,532	220,638
Group 1 Automotive, Inc.	10,535	3,131,845
†GrowGeneration Corp.	46,500	99,975
Haverty Furniture Cos., Inc.	11,214	283,602
Hibbett, Inc.	9,282	809,483
J Jill, Inc.	3,500	122,395
†Lands' End, Inc.	11,100	150,849
†Leslie's, Inc.	143,000	599,170
†MarineMax, Inc.	17,540	567,770
Monro, Inc.	23,849	569,037
†National Vision Holdings, Inc.	62,000	811,580
†ODP Corp.	28,410	1,115,661
†OneWater Marine, Inc. Class A	9,900	272,943
†Petco Health & Wellness Co., Inc.	66,000	249,562
†RealReal, Inc.	77,800	248,279
†Revolve Group, Inc.	30,700	488,437
†RumbleON, Inc. Class B	12,700	52,086
†Sally Beauty Holdings, Inc.	82,500	885,225
Shoe Carnival, Inc.	14,042	518,009
Signet Jewelers Ltd.	33,976	3,043,570
†Sleep Number Corp.	16,546	158,345
Sonic Automotive, Inc. Class A	11,731	638,988
†Stitch Fix, Inc. Class A	71,900	298,385
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†ThredUp, Inc. Class A	58,500	$99,450
†Tile Shop Holdings, Inc.	22,200	153,846
†Tilly's, Inc. Class A	17,363	104,699
†Torrid Holdings, Inc.	10,100	75,649
Upbound Group, Inc.	42,810	1,314,267
†Urban Outfitters, Inc.	51,000	2,093,550
†Victoria's Secret & Co.	62,500	1,104,453
†Warby Parker, Inc. Class A	69,400	1,114,564
Winmark Corp.	2,287	806,465
†Zumiez, Inc.	12,423	242,000
		49,773,204
Technology Hardware, Storage & Peripherals–0.21%
CompoSecure, Inc.	13,500	91,800
†Corsair Gaming, Inc.	35,200	388,608
†CPI Card Group, Inc.	4,200	114,450
†Diebold Nixdorf, Inc.	20,100	773,473
†Eastman Kodak Co.	48,600	261,468
Immersion Corp.	24,000	225,840
†IonQ, Inc.	157,700	1,108,631
†Turtle Beach Corp.	14,400	206,496
Xerox Holdings Corp.	92,500	1,074,850
		4,245,616
Textiles, Apparel & Luxury Goods–0.56%
†Figs, Inc. Class A	104,000	554,320
†G-III Apparel Group Ltd.	32,496	879,667
†Hanesbrands, Inc.	281,200	1,386,316
Kontoor Brands, Inc.	44,300	2,930,445
Movado Group, Inc.	11,580	287,879
Oxford Industries, Inc.	11,766	1,178,365
Rocky Brands, Inc.	6,000	221,760
Steven Madden Ltd.	57,601	2,436,522
Superior Group of Cos., Inc.	10,300	194,786
†Vera Bradley, Inc.	19,500	122,070
Wolverine World Wide, Inc.	63,171	854,072
		11,046,202
Tobacco–0.14%
†Ispire Technology, Inc.	15,200	121,600
Turning Point Brands, Inc.	13,425	430,808
Universal Corp.	19,042	917,634
Vector Group Ltd.	116,686	1,233,371
		2,703,413
Trading Companies & Distributors–2.21%
Alta Equipment Group, Inc.	21,390	171,976
Applied Industrial Technologies, Inc.	30,630	5,942,220
†Beacon Roofing Supply, Inc.	50,690	4,587,445
†BlueLinx Holdings, Inc.	6,800	633,012
Boise Cascade Co.	31,546	3,760,914
†Custom Truck One Source, Inc.	43,300	188,355
LVIP SSGA Small-Cap Index Fund-23

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†Distribution Solutions Group, Inc.	8,496	$254,880
†DNOW, Inc.	85,832	1,178,473
†DXP Enterprises, Inc.	10,143	464,955
EVI Industries, Inc.	4,300	81,356
FTAI Aviation Ltd.	79,300	8,186,139
GATX Corp.	28,500	3,772,260
Global Industrial Co.	10,958	343,643
†GMS, Inc.	31,900	2,571,459
H&E Equipment Services, Inc.	25,681	1,134,330
Herc Holdings, Inc.	22,400	2,985,696
†Hudson Technologies, Inc.	34,200	300,618
Karat Packaging, Inc.	5,600	165,648
McGrath RentCorp	19,440	2,071,332
†MRC Global, Inc.	67,200	867,552
Rush Enterprises, Inc. Class A	55,782	2,313,527
†Titan Machinery, Inc.	15,770	250,743
†Transcat, Inc.	6,900	825,792
Willis Lease Finance Corp.	2,300	159,390
†Xometry, Inc. Class A	33,500	387,260
		43,598,975
Transportation Infrastructure–0.00%
†Sky Harbour Group Corp.	8,900	82,336
		82,336
Water Utilities–0.39%
American States Water Co.	29,779	2,161,062
†Cadiz, Inc.	29,200	90,228
California Water Service Group	46,142	2,237,426
Consolidated Water Co. Ltd.	11,700	310,518
Global Water Resources, Inc.	8,783	106,274
Middlesex Water Co.	14,131	738,486
†Pure Cycle Corp.	15,900	151,845
SJW Group	25,915	1,405,111
York Water Co.	11,637	431,617
		7,632,567
Wireless Telecommunication Services–0.12%
†Gogo, Inc.	51,100	491,582
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services (continued)
Spok Holdings, Inc.	14,000	$207,340
Telephone & Data Systems, Inc.	78,400	1,625,232
		2,324,154
Total Common Stock (Cost $1,397,673,110)		1,960,232,477
RIGHTS–0.00%
=†Aduro Biotech, Inc.	15,060	5,723
=†Chinook Therapeutics, Inc.	47,760	18,626
†Contra Rights Pulse Bi	1,477	16,528
=†Gtx, Inc.	828	1,565
=†Tobira Therapeutics, Inc.	7,700	34,881
Total Rights (Cost $35,094)		77,323
WARRANTS–0.01%
†Chord Energy Corp. exp 9/01/24 exercise price USD 116.37	5,399	173,200
†Chord Energy Corp. exp 9/01/25 exercise price USD 133.70	2,699	63,561
=†Danimer Scientific, Inc. exp exercise price USD 5.00	25,300	0
†Nabors Industries Ltd. exp 6/11/26 exercise price USD 166.66	2,445	16,137
Total Warrants (Cost $737,635)		252,898

MONEY MARKET FUND–0.87%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.25%)	17,087,417	17,087,417
Total Money Market Fund (Cost $17,087,417)		17,087,417

TOTAL INVESTMENTS–100.22% (Cost $1,415,533,256)	1,977,650,115
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.22%)	(4,349,990)
NET ASSETS APPLICABLE TO 62,514,982 SHARES OUTSTANDING–100.00%	$1,973,300,125

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
LVIP SSGA Small-Cap Index Fund-24

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2024:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
149	E-mini Russell 2000 Index	$15,384,250	$15,405,739	9/20/24	$—	$(21,489)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
IT–Information Technology
LNG–Liquefied Natural Gas
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Small-Cap Index Fund-25

LVIP SSGA Small-Cap Index Fund
Statement of Assets and Liabilities
June 30, 2024 (unaudited)
ASSETS:
Investments, at value	$1,977,650,115
Receivable for securities sold	193,195,161
Dividends and interest receivable	1,864,432
Receivable for fund shares sold	1,317,484
Cash collateral held at broker for futures contracts	968,499
Cash	46,751
Variation margin due from broker on futures contracts	36,457
Prepaid expenses	11,304
TOTAL ASSETS	2,175,090,203
LIABILITIES:
Payable for securities purchased	200,153,984
Payable for fund shares redeemed	766,704
Due to manager and affiliates	645,396
Other accrued expenses payable	129,739
Payable for fund accounting fee	78,367
Payable for audit fee	15,888
TOTAL LIABILITIES	201,790,078
TOTAL NET ASSETS	$1,973,300,125
Investments, at cost	$1,415,533,256
Standard Class:
Net Assets	$1,479,474,984
Shares Outstanding	46,832,932
Net Asset Value Per Share	$31.590
Service Class:
Net Assets	$493,825,141
Shares Outstanding	15,682,050
Net Asset Value Per Share	$31.490
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$1,286,120,752
Distributable earnings/(accumulated loss)	687,179,373
TOTAL NET ASSETS	$1,973,300,125
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Small-Cap Index Fund-26

LVIP SSGA Small-Cap Index Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$15,482,246
Foreign taxes withheld	(23,727)
15,458,519
EXPENSES:
Management fees	3,299,467
Distribution fees-Service Class	607,266
Shareholder servicing fees	299,014
Accounting and administration expenses	181,785
Index fees	107,583
Professional fees	41,623
Trustees’ fees and expenses	33,114
Reports and statements to shareholders	20,611
Pricing fees	12,121
Custodian fees	8,609
Consulting fees	1,787
Other	31,063
4,644,043
Less:
Management fees waived	(104,936)
Total operating expenses	4,539,107
NET INVESTMENT INCOME	10,919,412
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	88,941,640
Futures contracts	358,373
Net realized gain	89,300,013
Net change in unrealized appreciation (depreciation) of:
Investments	(65,636,276)
Futures contracts	(1,012,232)
Net change in unrealized appreciation (depreciation)	(66,648,508)
NET REALIZED AND UNREALIZED GAIN	22,651,505
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,570,917
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA Small-Cap Index Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$10,919,412	$21,568,238
Net realized gain	89,300,013	58,707,261
Net change in unrealized appreciation (depreciation)	(66,648,508)	231,184,281
Net increase in net assets resulting from operations	33,570,917	311,459,780
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(36,093,106)
Service Class	—	(9,498,016)
	—	(45,591,122)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	63,441,622	223,823,465
Service Class	35,466,260	60,274,981
Reinvestment of dividends and distributions:
Standard Class	—	36,093,106
Service Class	—	9,498,016
	98,907,882	329,689,568
Cost of shares redeemed:
Standard Class	(274,986,288)	(250,753,446)
Service Class	(37,383,712)	(58,096,583)
	(312,370,000)	(308,850,029)
Increase (decrease) in net assets derived from capital share transactions	(213,462,118)	20,839,539
NET INCREASE (DECREASE) IN NET ASSETS	(179,891,201)	286,708,197
NET ASSETS:
Beginning of period	2,153,191,326	1,866,483,129
End of period	$1,973,300,125	$2,153,191,326
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Small-Cap Index Fund-27

LVIP SSGA Small-Cap Index Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Small-Cap Index Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$31.106	$27.338	$39.636	$35.910	$31.692	$26.880
Income (loss) from investment operations:
Net investment income[2]	0.173	0.332	0.303	0.252	0.218	0.270
Net realized and unrealized gain (loss)	0.311	4.124	(8.624)	4.931	5.573	6.358
Total from investment operations	0.484	4.456	(8.321)	5.183	5.791	6.628
Less dividends and distributions from:
Net investment income	—	(0.371)	(0.358)	(0.343)	(0.316)	(0.293)
Net realized gain	—	(0.317)	(3.619)	(1.114)	(1.257)	(1.523)
Total dividends and distributions	—	(0.688)	(3.977)	(1.457)	(1.573)	(1.816)
Net asset value, end of period	$31.590	$31.106	$27.338	$39.636	$35.910	$31.692
Total return[3]	1.56%	16.50%	(20.78% )	14.56%	19.20%	25.03%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,479,475	$1,664,375	$1,449,348	$1,994,358	$1,829,548	$1,839,740
Ratio of expenses to average net assets	0.38%	0.38%	0.38%	0.38%	0.39%	0.40%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.39%	0.39%	0.39%	0.39%	0.39%	0.40%
Ratio of net investment income to average net assets	1.12%	1.16%	0.94%	0.62%	0.77%	0.88%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.11%	1.15%	0.93%	0.61%	0.77%	0.88%
Portfolio turnover	11%	15%	16%	25%	23%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Small-Cap Index Fund-28

LVIP SSGA Small-Cap Index Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA Small-Cap Index Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$31.046	$27.292	$39.580	$35.858	$31.665	$26.866
Income (loss) from investment operations:
Net investment income[2]	0.134	0.260	0.221	0.150	0.147	0.193
Net realized and unrealized gain (loss)	0.310	4.112	(8.609)	4.927	5.547	6.350
Total from investment operations	0.444	4.372	(8.388)	5.077	5.694	6.543
Less dividends and distributions from:
Net investment income	—	(0.301)	(0.281)	(0.241)	(0.244)	(0.221)
Net realized gain	—	(0.317)	(3.619)	(1.114)	(1.257)	(1.523)
Total dividends and distributions	—	(0.618)	(3.900)	(1.355)	(1.501)	(1.744)
Net asset value, end of period	$31.490	$31.046	$27.292	$39.580	$35.858	$31.665
Total return[3]	1.43%	16.21%	(20.98% )	14.27%	18.90%	24.72%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$493,825	$488,817	$417,135	$551,286	$507,602	$440,102
Ratio of expenses to average net assets	0.63%	0.63%	0.63%	0.63%	0.64%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.64%	0.64%	0.64%	0.64%	0.64%	0.65%
Ratio of net investment income to average net assets	0.87%	0.91%	0.69%	0.37%	0.52%	0.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.86%	0.90%	0.68%	0.36%	0.52%	0.63%
Portfolio turnover	11%	15%	16%	25%	23%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA Small-Cap Index Fund-29

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA Small-Cap Index Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP SSGA Small-Cap Index Fund-30

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2024.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.32% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.005% of the first $500 million of the Fund’s average daily net assets; 0.010% of the next $1 billion; and 0.015% of the Fund’s average daily net assets in excess of $1.5 billion.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
SSGA Funds Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$89,022
Legal	13,545
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP SSGA Small-Cap Index Fund-31

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $10,384 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$497,470
Distribution fees payable to LFD	100,298
Printing and mailing fees payable to Lincoln Life	1,107
Shareholder servicing fees payable to Lincoln Life	46,521
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$231,158,017
Sales	434,437,379
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$1,415,533,256
Aggregate unrealized appreciation of investments and derivatives	$786,224,117
Aggregate unrealized depreciation of investments and derivatives	(224,128,747)
Net unrealized appreciation of investments and derivatives	$562,095,370
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Schedule of Investments are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange
LVIP SSGA Small-Cap Index Fund-32

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$21,005,883	$—	$—	$21,005,883
Air Freight & Logistics	3,171,298	—	—	3,171,298
Automobile Components	25,227,916	—	—	25,227,916
Automobiles	1,438,797	—	—	1,438,797
Banks	179,983,068	—	—	179,983,068
Beverages	5,763,508	—	—	5,763,508
Biotechnology	171,197,126	—	— *	171,197,126
Broadline Retail	618,669	—	—	618,669
Building Products	27,893,868	—	—	27,893,868
Capital Markets	31,408,604	—	—	31,408,604
Chemicals	39,691,970	—	—	39,691,970
Commercial Services & Supplies	34,843,229	—	—	34,843,229
Communications Equipment	11,099,917	—	—	11,099,917
Construction & Engineering	29,250,142	—	—	29,250,142
Construction Materials	7,407,222	—	—	7,407,222
Consumer Finance	15,770,776	—	—	15,770,776
Consumer Staples Distribution & Retail	13,888,750	—	—	13,888,750
Containers & Packaging	4,954,253	—	—	4,954,253
Distributors	1,174,682	—	—	1,174,682
Diversified Consumer Services	18,205,268	—	—	18,205,268
Diversified REITs	12,172,208	—	—	12,172,208
Diversified Telecommunication Services	8,167,407	—	—	8,167,407
Electric Utilities	15,066,430	—	—	15,066,430
Electrical Equipment	31,813,630	—	—	31,813,630
Electronic Equipment, Instruments & Components	59,978,855	—	—	59,978,855
Energy Equipment & Services	53,453,387	—	—	53,453,387
Entertainment	9,789,564	—	—	9,789,564
Financial Services	53,701,810	—	—	53,701,810
Food Products	19,847,700	—	—	19,847,700
Gas Utilities	18,520,814	—	—	18,520,814
Ground Transportation	9,208,041	—	—	9,208,041
Health Care Equipment & Supplies	66,778,707	—	— *	66,778,707
Health Care Providers & Services	55,991,626	—	—	55,991,626
Health Care REITs	11,682,846	—	—	11,682,846
Health Care Technology	6,815,306	—	—	6,815,306
Hotel & Resort REITs	15,684,731	—	—	15,684,731
Hotels, Restaurants & Leisure	36,519,285	—	—	36,519,285
Household Durables	42,715,279	—	—	42,715,279
Household Products	5,980,064	—	—	5,980,064
Independent Power and Renewable Electricity Producers	4,095,108	—	—	4,095,108
Industrial Conglomerates	408,400	—	—	408,400
Industrial REITs	9,999,847	—	—	9,999,847
Insurance	36,159,593	—	—	36,159,593
LVIP SSGA Small-Cap Index Fund-33

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Interactive Media & Services	$12,382,614	$—	$—	$12,382,614
IT Services	14,757,417	—	—	14,757,417
Leisure Products	8,851,239	—	—	8,851,239
Life Sciences Tools & Services	5,128,776	—	—	5,128,776
Machinery	74,721,371	—	—	74,721,371
Marine Transportation	6,874,763	—	—	6,874,763
Media	15,794,751	—	—	15,794,751
Metals & Mining	34,609,002	—	—	34,609,002
Mortgage Real Estate Investment Trusts (REITs)	19,463,600	—	—	19,463,600
Multi-Utilities	8,235,139	—	—	8,235,139
Office REITs	14,365,740	—	—	14,365,740
Oil, Gas & Consumable Fuels	76,123,354	—	— *	76,123,354
Paper & Forest Products	2,533,994	—	—	2,533,994
Passenger Airlines	8,039,083	—	—	8,039,083
Personal Care Products	5,882,107	—	—	5,882,107
Pharmaceuticals	31,558,550	—	— *	31,558,550
Professional Services	46,519,437	—	—	46,519,437
Real Estate Management & Development	13,492,862	—	—	13,492,862
Residential REITs	8,909,746	—	—	8,909,746
Retail REITs	23,674,435	—	—	23,674,435
Semiconductors & Semiconductor Equipment	51,607,455	—	—	51,607,455
Software	118,655,037	—	—	118,655,037
Specialized REITs	8,099,954	—	—	8,099,954
Specialty Retail	49,773,204	—	—	49,773,204
Technology Hardware, Storage & Peripherals	4,245,616	—	—	4,245,616
Textiles, Apparel & Luxury Goods	11,046,202	—	—	11,046,202
Tobacco	2,703,413	—	—	2,703,413
Trading Companies & Distributors	43,598,975	—	—	43,598,975
Transportation Infrastructure	82,336	—	—	82,336
Water Utilities	7,632,567	—	—	7,632,567
Wireless Telecommunication Services	2,324,154	—	—	2,324,154
Rights	—	16,528	60,795	77,323
Warrants	252,898	—	— *	252,898
Money Market Fund	17,087,417	—	—	17,087,417
Total Investments	$1,977,572,792	$16,528	$60,795	$1,977,650,115
Derivatives:

Liabilities:
Futures Contract	$(21,489)	$—	$—	$(21,489)

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2024, there were no material transfers to or from Level 3 investments.
LVIP SSGA Small-Cap Index Fund-34

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	2,033,232	7,967,055
Service Class	1,148,128	2,133,926
Shares reinvested:
Standard Class	—	1,244,829
Service Class	—	329,545
	3,181,360	11,675,355
Shares redeemed:
Standard Class	(8,707,279)	(8,721,709)
Service Class	(1,210,785)	(2,002,817)
	(9,918,064)	(10,724,526)
Net increase (decrease)	(6,736,704)	950,829
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $75,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. In addition, certain Participants, including the Fund, is subject to an up-front fee of 0.10% of the sum of commitments. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2024, the Fund used futures contracts to facilitate investments in portfolio securities; as a cash management tool and to reduce transaction costs.
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$—	Variation margin due from broker on futures contracts	$(21,489)

LVIP SSGA Small-Cap Index Fund-35

LVIP SSGA Small-Cap Index Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$358,373	$(1,012,232)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$11,658,081	$—
7. Risk Factors
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA Small-Cap Index Fund-36

LVIP SSGA SMID Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP SSGA SMID Cap Managed Volatility Fund

LVIP SSGA SMID Cap Managed Volatility Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.02%
INVESTMENT COMPANIES–95.02%
Equity Funds–95.02%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	9,136,178	$118,934,767
LVIP SSGA Small-Cap Index Fund	15,234,961	481,272,421
Total Affiliated Investments (Cost $478,508,882)		600,207,188

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–4.65%
INVESTMENT COMPANY–4.65%
Money Market Fund–4.65%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	29,393,501	$29,393,501
Total Unaffiliated Investment (Cost $29,393,501)		29,393,501

TOTAL INVESTMENTS–99.67% (Cost $507,902,383)	629,600,689
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.33%	2,055,503
NET ASSETS APPLICABLE TO 50,613,693 SHARES OUTSTANDING–100.00%	$631,656,192

✧✧Standard Class shares.

The following futures contracts were outstanding at June 30, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
251	E-mini Russell 2000 Index	$25,915,750	$26,138,502	9/20/24	$—	$(222,752)
21	E-mini S&P MidCap 400 Index	6,212,010	6,273,382	9/20/24	—	(61,372)
Total Futures Contracts					$—	$(284,124)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund-1

LVIP SSGA SMID Cap Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2024 (unaudited)
ASSETS:
Affiliated investments, at value	$600,207,188
Unaffiliated investments, at value	29,393,501
Cash collateral held at broker for futures contracts	2,143,460
Dividends and interest receivable	126,681
Receivable for fund shares sold	87,615
Variation margin due from broker on futures contracts	68,596
Expense reimbursement receivable from Lincoln Financial Investments Corporation	21,030
Prepaid expenses	1,559
TOTAL ASSETS	632,049,630
LIABILITIES:
Due to manager and affiliates	260,706
Payable for fund shares redeemed	68,365
Payable for fund accounting fee	21,978
Payable for securities purchased	18,287
Payable for audit fee	13,762
Other accrued expenses payable	10,340
TOTAL LIABILITIES	393,438
TOTAL NET ASSETS	$631,656,192
Affiliated investments, at cost	$478,508,882
Unaffiliated investments, at cost	29,393,501
Standard Class:
Net Assets	$74,606
Shares Outstanding	5,960
Net Asset Value Per Share	$12.518
Service Class:
Net Assets	$631,581,586
Shares Outstanding	50,607,733
Net Asset Value Per Share	$12.480
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$587,894,943
Distributable earnings/(accumulated loss)	43,761,249
TOTAL NET ASSETS	$631,656,192
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund-2

LVIP SSGA SMID Cap Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$627,217
EXPENSES:
Distribution fees-Service Class	789,122
Management fees	726,077
Shareholder servicing fees	91,549
Accounting and administration expenses	53,664
Professional fees	23,430
Trustees’ fees and expenses	10,100
Reports and statements to shareholders	9,990
Custodian fees	2,602
Consulting fees	2,194
Pricing fees	69
Other	8,388
1,717,185
Less:
Management fees waived	(15,784)
Expenses reimbursed	(138,850)
Total operating expenses	1,562,551
NET INVESTMENT LOSS	(935,334)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	3,640,026
Futures contracts	(151,141)
Net realized gain	3,488,885
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	11,176,538
Futures contracts	(303,464)
Net change in unrealized appreciation (depreciation)	10,873,074
NET REALIZED AND UNREALIZED GAIN	14,361,959
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,426,625
See accompanying notes, which are an integral part of the financial statements.

LVIP SSGA SMID Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(935,334)	$5,938,133
Net realized gain (loss)	3,488,885	(988,297)
Net change in unrealized appreciation (depreciation)	10,873,074	75,671,204
Net increase in net assets resulting from operations	13,426,625	80,621,040
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(847)
Service Class	—	(5,826,715)
	—	(5,827,562)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	218	12,898
Service Class	9,480,163	52,586,060
Reinvestment of dividends and distributions:
Standard Class	—	847
Service Class	—	5,826,715
	9,480,381	58,426,520
Cost of shares redeemed:
Standard Class	(3,118)	(5,152)
Service Class	(43,449,833)	(63,971,804)
	(43,452,951)	(63,976,956)
Decrease in net assets derived from capital share transactions	(33,972,570)	(5,550,436)
NET INCREASE (DECREASE) IN NET ASSETS	(20,545,945)	69,243,042
NET ASSETS:
Beginning of period	652,202,137	582,959,095
End of period	$631,656,192	$652,202,137
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund-3

LVIP SSGA SMID Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA SMID Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20[2]	12/31/19
Net asset value, beginning of period	$12.238	$10.884	$14.150	$14.479	$13.009	$11.865
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.002)	0.140	0.097	0.098	0.105	0.111
Net realized and unrealized gain (loss)	0.282	1.352	(2.703)	2.216	1.631	1.588
Total from investment operations	0.280	1.492	(2.606)	2.314	1.736	1.699
Less dividends and distributions from:
Net investment income	—	(0.138)	(0.094)	(0.379)	(0.266)	(0.103)
Net realized gain	—	—	(0.539)	(2.264)	—	(0.452)
Return of capital	—	—	(0.027)	—	—	—
Total dividends and distributions	—	(0.138)	(0.660)	(2.643)	(0.266)	(0.555)
Net asset value, end of period	$12.518	$12.238	$10.884	$14.150	$14.479	$13.009
Total return[4]	2.29%	13.69%	(18.36% )	16.24%	13.37%	14.56%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$75	$76	$59	$79	$123	$110
Ratio of expenses to average net assets[5]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.30%	0.30%	0.30%	0.30%	0.30%	0.51%
Ratio of net investment income (loss) to average net assets	(0.05% )[6]	1.23%	0.79%	0.61%	0.88%	0.88%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.10% )[6]	1.18%	0.74%	0.56%	0.82%	0.62%
Portfolio turnover	0%	9%	11%	13%	22%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund-4

LVIP SSGA SMID Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP SSGA SMID Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20[2]	12/31/19
Net asset value, beginning of period	$12.216	$10.867	$14.127	$14.463	$13.000	$11.860
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.018)	0.111	0.066	0.058	0.075	0.079
Net realized and unrealized gain (loss)	0.282	1.348	(2.696)	2.213	1.622	1.587
Total from investment operations	0.264	1.459	(2.630)	2.271	1.697	1.666
Less dividends and distributions from:
Net investment income	—	(0.110)	(0.064)	(0.343)	(0.234)	(0.074)
Net realized gain	—	—	(0.539)	(2.264)	—	(0.452)
Return of capital	—	—	(0.027)	—	—	—
Total dividends and distributions	—	(0.110)	(0.630)	(2.607)	(0.234)	(0.526)
Net asset value, end of period	$12.480	$12.216	$10.867	$14.127	$14.463	$13.000
Total return[4]	2.16%	13.41%	(18.57% )	15.95%	13.08%	14.28%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$631,582	$652,126	$582,900	$725,057	$676,118	$604,909
Ratio of expenses to average net assets[5]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.55%	0.55%	0.55%	0.55%	0.55%	0.76%
Ratio of net investment income (loss) to average net assets	(0.30% )[6]	0.98%	0.54%	0.36%	0.63%	0.63%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.35% )[6]	0.93%	0.49%	0.31%	0.57%	0.37%
Portfolio turnover	0%	9%	11%	13%	22%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund-5

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP SSGA SMID Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP SSGA Small-Cap Index Fund and LVIP SSGA Mid-Cap Index Fund (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Financial Investments Corporation ("LFI"). The LVIP SSGA Small-Cap Index Fund and LVIP SSGA Mid-Cap Index Fund, which are sub-advised by an unaffiliated adviser, invest primarily in stocks that make up the SSGA Small-Cap Index and SSGA Mid-Cap Index, respectively, and money market instruments. In addition to mutual fund investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial Statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.23% of the Fund's
LVIP SSGA SMID Cap Managed Volatility Fund-6

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.245% of the Fund’s average daily net assets for the Standard Class and 0.495% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2024	2025	2026	Total
LFI	$283,234	$287,011	$284,705	$854,950
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$27,046
Legal	4,115
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $5,999 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$21,030
Management fees payable to LFI	115,649
Distribution fees payable to LFD	128,484
Printing and mailing fees payable to Lincoln Life	1,667
Shareholder servicing fees payable to Lincoln Life	14,906
LVIP SSGA SMID Cap Managed Volatility Fund-7

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Number of Shares 06/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.02%@
Equity Funds-95.02%@
✧✧LVIP SSGA Mid-Cap Index Fund	$123,565,429	$606,970	$12,556,130	$1,365,840	$5,952,658	$118,934,767	9,136,178	$—	$—
✧✧LVIP SSGA Small-Cap Index Fund	506,716,063	2,427,878	35,369,586	2,274,186	5,223,880	481,272,421	15,234,961	—	—
Total	$630,281,492	$3,034,848	$47,925,716	$3,640,026	$11,176,538	$600,207,188		$—	$—

@ As a percentage of Net Assets as of June 30, 2024.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$3,034,848
Sales	47,925,716
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$507,902,383
Aggregate unrealized appreciation of investments and derivatives	$121,698,306
Aggregate unrealized depreciation of investments and derivatives	(284,124)
Net unrealized appreciation of investments and derivatives	$121,414,182
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange
LVIP SSGA SMID Cap Managed Volatility Fund-8

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$600,207,188	$—	$—	$600,207,188
Unaffiliated Investment Company	29,393,501	—	—	29,393,501
Total Investments	$629,600,689	$—	$—	$629,600,689
Derivatives:
Liabilities:
Futures Contracts	$(284,124)	$—	$—	$(284,124)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	18	1,185
Service Class	767,033	4,770,515
Shares reinvested:
Standard Class	—	68
Service Class	—	468,989
	767,051	5,240,757
Shares redeemed:
Standard Class	(254)	(442)
Service Class	(3,542,507)	(5,496,073)
	(3,542,761)	(5,496,515)
Net decrease	(2,775,710)	(255,758)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded.
LVIP SSGA SMID Cap Managed Volatility Fund-9

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$—	Variation margin due from broker on futures contracts	$(284,124)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(151,141)	$(303,464)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$24,797,269	$—
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP SSGA SMID Cap Managed Volatility Fund-10

LVIP SSGA SMID Cap Managed Volatility Fund
Notes to Financial Statements (continued)
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP SSGA SMID Cap Managed Volatility Fund-11

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.97%
Aerospace & Defense–2.04%
†Axon Enterprise, Inc.	31,500	$9,268,560
BWX Technologies, Inc.	16,100	1,529,500
HEICO Corp.	26,300	5,880,943
Howmet Aerospace, Inc.	52,000	4,036,760
†Loar Holdings, Inc.	20,800	1,110,928
TransDigm Group, Inc.	1,750	2,235,818
		24,062,509
Banks–0.63%
†NU Holdings Ltd. Class A	578,900	7,462,021
		7,462,021
Beverages–0.84%
Brown-Forman Corp. Class B	72,955	3,150,926
†Celsius Holdings, Inc.	79,200	4,521,528
Constellation Brands, Inc. Class A	8,600	2,212,608
		9,885,062
Biotechnology–3.26%
†Alkermes PLC	39,500	951,950
†Alnylam Pharmaceuticals, Inc.	30,095	7,313,085
†Apellis Pharmaceuticals, Inc.	50,600	1,941,016
†Argenx SE ADR	7,137	3,069,195
†Ascendis Pharma AS ADR	9,336	1,273,244
†BeiGene Ltd. ADR	6,500	927,355
†BioNTech SE ADR	8,700	699,132
†Blueprint Medicines Corp.	10,800	1,164,024
†Exact Sciences Corp.	30,954	1,307,807
†Insmed, Inc.	20,300	1,360,100
†Legend Biotech Corp. ADR	40,600	1,798,174
†Natera, Inc.	34,400	3,725,176
†Neurocrine Biosciences, Inc.	41,517	5,715,645
†Sarepta Therapeutics, Inc.	29,400	4,645,200
†United Therapeutics Corp.	3,700	1,178,635
†Vaxcyte, Inc.	18,000	1,359,180
		38,428,918
Broadline Retail–0.94%
†Coupang, Inc.	426,600	8,937,270
†Ollie's Bargain Outlet Holdings, Inc.	21,400	2,100,838
		11,038,108
Building Products–1.69%
Advanced Drainage Systems, Inc.	23,700	3,801,243
Allegion PLC	15,200	1,795,880
Carrier Global Corp.	22,800	1,438,224
Fortune Brands Innovations, Inc.	17,483	1,135,346
Lennox International, Inc.	2,200	1,176,956
Trane Technologies PLC	22,411	7,371,650
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
†Trex Co., Inc.	42,500	$3,150,100
		19,869,399
Capital Markets–4.95%
Ameriprise Financial, Inc.	26,000	11,106,940
ARES Management Corp. Class A	75,600	10,075,968
Blue Owl Capital, Inc.	112,500	1,996,875
Cboe Global Markets, Inc.	10,367	1,763,012
†Coinbase Global, Inc. Class A	12,650	2,811,210
FactSet Research Systems, Inc.	9,750	3,980,632
LPL Financial Holdings, Inc.	31,500	8,797,950
MarketAxess Holdings, Inc.	8,463	1,697,085
Morningstar, Inc.	8,000	2,366,800
MSCI, Inc.	15,500	7,467,125
StepStone Group, Inc. Class A	30,900	1,418,001
TPG, Inc.	27,500	1,139,875
Tradeweb Markets, Inc. Class A	34,117	3,616,402
		58,237,875
Chemicals–0.22%
CF Industries Holdings, Inc.	14,800	1,096,976
RPM International, Inc.	13,800	1,485,984
		2,582,960
Commercial Services & Supplies–4.02%
Cintas Corp.	23,200	16,246,032
†Clean Harbors, Inc.	18,900	4,274,235
†Copart, Inc.	284,400	15,403,104
RB Global, Inc.	49,500	3,779,820
Republic Services, Inc.	15,255	2,964,657
Rollins, Inc.	37,330	1,821,331
Waste Connections, Inc.	16,193	2,839,604
		47,328,783
Communications Equipment–0.19%
†Ciena Corp.	21,600	1,040,688
Motorola Solutions, Inc.	3,068	1,184,401
		2,225,089
Construction & Engineering–0.93%
†API Group Corp.	30,200	1,136,426
Comfort Systems USA, Inc.	9,800	2,980,376
Quanta Services, Inc.	19,600	4,980,164
†WillScot Mobile Mini Holdings Corp.	49,300	1,855,652
		10,952,618
Construction Materials–0.23%
Vulcan Materials Co.	10,718	2,665,352
		2,665,352
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail–0.68%
†BJ's Wholesale Club Holdings, Inc.	23,800	$2,090,592
Casey's General Stores, Inc.	5,300	2,022,268
†Performance Food Group Co.	41,500	2,743,565
†U.S. Foods Holding Corp.	22,200	1,176,156
		8,032,581
Containers & Packaging–0.11%
Avery Dennison Corp.	5,700	1,246,305
		1,246,305
Distributors–0.34%
Pool Corp.	12,900	3,964,557
		3,964,557
Diversified Consumer Services–0.42%
†Bright Horizons Family Solutions, Inc.	14,800	1,629,184
†Duolingo, Inc.	7,100	1,481,557
Service Corp. International	25,200	1,792,476
		4,903,217
Diversified Telecommunication Services–0.01%
=†πSocure, Inc.	14,128	88,300
		88,300
Electrical Equipment–1.37%
AMETEK, Inc.	24,225	4,038,550
†GE Vernova, Inc.	7,200	1,234,872
Hubbell, Inc.	13,800	5,043,624
nVent Electric PLC	14,300	1,095,523
Rockwell Automation, Inc.	8,700	2,394,936
Vertiv Holdings Co. Class A	26,700	2,311,419
		16,118,924
Electronic Equipment, Instruments & Components–2.55%
Amphenol Corp. Class A	213,700	14,396,969
CDW Corp.	43,600	9,759,424
†Celestica, Inc.	30,400	1,742,832
†Keysight Technologies, Inc.	8,062	1,102,479
TE Connectivity Ltd.	10,100	1,519,343
†Zebra Technologies Corp. Class A	4,700	1,451,971
		29,973,018
Energy Equipment & Services–0.56%
Halliburton Co.	154,450	5,217,321
Noble Corp. PLC	32,200	1,437,730
		6,655,051
Entertainment–1.98%
†ROBLOX Corp. Class A	146,100	5,436,381
†Spotify Technology SA	52,600	16,505,354
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†Take-Two Interactive Software, Inc.	8,700	$1,352,763
		23,294,498
Financial Services–3.31%
Apollo Global Management, Inc.	191,900	22,657,633
†Block, Inc.	78,300	5,049,567
†Corpay, Inc.	24,100	6,420,481
†Euronet Worldwide, Inc.	13,800	1,428,300
†Mr Cooper Group, Inc.	15,700	1,275,311
†Toast, Inc. Class A	84,300	2,172,411
		39,003,703
Food Products–0.31%
†Freshpet, Inc.	16,400	2,121,996
Hershey Co.	8,200	1,507,406
		3,629,402
Ground Transportation–1.25%
Old Dominion Freight Line, Inc.	70,600	12,467,960
†Saia, Inc.	4,700	2,229,163
		14,697,123
Health Care Equipment & Supplies–5.50%
Alcon, Inc.	13,000	1,158,040
†Align Technology, Inc.	26,500	6,397,895
†Dexcom, Inc.	136,300	15,453,694
†Globus Medical, Inc. Class A	43,200	2,958,768
†IDEXX Laboratories, Inc.	29,300	14,274,960
†Inspire Medical Systems, Inc.	8,000	1,070,640
†Insulet Corp.	25,813	5,209,063
†Lantheus Holdings, Inc.	24,600	1,975,134
†Masimo Corp.	10,600	1,334,964
†Penumbra, Inc.	17,200	3,095,484
ResMed, Inc.	48,500	9,283,870
STERIS PLC	11,250	2,469,825
		64,682,337
Health Care Providers & Services–3.32%
Cardinal Health, Inc.	60,900	5,987,688
Cencora, Inc.	79,700	17,956,410
Chemed Corp.	6,400	3,472,512
Encompass Health Corp.	21,800	1,870,222
†Molina Healthcare, Inc.	15,500	4,608,150
†Tenet Healthcare Corp.	38,900	5,174,867
		39,069,849
Health Care Technology–0.72%
†Veeva Systems, Inc. Class A	46,603	8,528,815
		8,528,815
Hotels, Restaurants & Leisure–6.90%
†Cava Group, Inc.	27,100	2,513,525
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Churchill Downs, Inc.	27,500	$3,839,000
Darden Restaurants, Inc.	24,300	3,677,076
Domino's Pizza, Inc.	14,000	7,228,620
†DoorDash, Inc. Class A	93,400	10,160,052
†DraftKings, Inc. Class A	188,962	7,212,680
†Expedia Group, Inc.	20,500	2,582,795
Hilton Worldwide Holdings, Inc.	58,900	12,851,980
Hyatt Hotels Corp. Class A	9,500	1,443,240
†MGM Resorts International	28,200	1,253,208
Restaurant Brands International, Inc.	19,504	1,372,496
†Royal Caribbean Cruises Ltd.	50,700	8,083,101
†Viking Holdings Ltd.	73,167	2,483,288
Wingstop, Inc.	15,100	6,382,166
Wynn Resorts Ltd.	13,300	1,190,350
Yum! Brands, Inc.	67,800	8,980,788
		81,254,365
Household Durables–0.62%
†NVR, Inc.	812	6,161,911
†TopBuild Corp.	2,900	1,117,283
		7,279,194
Household Products–0.10%
Church & Dwight Co., Inc.	11,700	1,213,056
		1,213,056
Independent Power and Renewable Electricity Producers–0.49%
Vistra Corp.	67,300	5,786,454
		5,786,454
Industrial REITs–0.18%
Rexford Industrial Realty, Inc.	22,300	994,357
Terreno Realty Corp.	18,800	1,112,584
		2,106,941
Insurance–2.28%
†Arch Capital Group Ltd.	73,600	7,425,504
Arthur J Gallagher & Co.	19,881	5,155,342
Brown & Brown, Inc.	50,800	4,542,028
Hartford Financial Services Group, Inc.	29,600	2,975,984
Kinsale Capital Group, Inc.	10,200	3,929,856
Ryan Specialty Holdings, Inc.	49,000	2,837,590
		26,866,304
Interactive Media & Services–1.04%
†Pinterest, Inc. Class A	235,200	10,365,264
†Reddit, Inc. Class A	29,026	1,854,471
		12,219,735
IT Services–3.43%
†Cloudflare, Inc. Class A	124,100	10,279,203
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†EPAM Systems, Inc.	5,141	$967,074
†Gartner, Inc.	25,200	11,316,312
†Globant SA	6,300	1,123,038
†GoDaddy, Inc. Class A	54,200	7,572,282
†MongoDB, Inc.	29,500	7,373,820
†WEX, Inc.	9,600	1,700,544
		40,332,273
Life Sciences Tools & Services–3.99%
Agilent Technologies, Inc.	30,500	3,953,715
†Bio-Rad Laboratories, Inc. Class A	4,100	1,119,751
Bio-Techne Corp.	55,200	3,955,080
Bruker Corp.	32,700	2,086,587
†Charles River Laboratories International, Inc.	5,300	1,094,874
†ICON PLC	9,200	2,883,924
†IQVIA Holdings, Inc.	57,020	12,056,309
†Medpace Holdings, Inc.	8,850	3,644,872
†Mettler-Toledo International, Inc.	4,000	5,590,360
†Repligen Corp.	13,227	1,667,396
West Pharmaceutical Services, Inc.	27,220	8,965,996
		47,018,864
Machinery–0.87%
AGCO Corp.	9,800	959,224
Esab Corp.	32,017	3,023,365
Otis Worldwide Corp.	17,700	1,703,802
†RBC Bearings, Inc.	5,400	1,456,812
Toro Co.	15,700	1,468,107
Westinghouse Air Brake Technologies Corp.	10,400	1,643,720
		10,255,030
Media–1.94%
Omnicom Group, Inc.	41,100	3,686,670
†Trade Desk, Inc. Class A	196,036	19,146,836
		22,833,506
Metals & Mining–0.14%
Steel Dynamics, Inc.	12,700	1,644,650
		1,644,650
Oil, Gas & Consumable Fuels–3.07%
Cheniere Energy, Inc.	71,800	12,552,794
Chesapeake Energy Corp.	18,200	1,495,858
Coterra Energy, Inc.	46,400	1,237,488
Diamondback Energy, Inc.	17,700	3,543,363
Magnolia Oil & Gas Corp. Class A	66,100	1,674,974
Matador Resources Co.	24,200	1,442,320
Permian Resources Corp.	222,200	3,588,530
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp.	82,000	$10,559,960
		36,095,287
Personal Care Products–0.27%
†elf Beauty, Inc.	10,200	2,149,344
Estee Lauder Cos., Inc. Class A	9,400	1,000,160
		3,149,504
Pharmaceuticals–0.09%
†Elanco Animal Health, Inc.	73,600	1,062,048
		1,062,048
Professional Services–4.52%
Booz Allen Hamilton Holding Corp.	55,320	8,513,748
Broadridge Financial Solutions, Inc.	37,813	7,449,161
†Dayforce, Inc.	14,921	740,081
Equifax, Inc.	11,800	2,861,028
†FTI Consulting, Inc.	8,300	1,788,899
KBR, Inc.	39,200	2,514,288
Paychex, Inc.	98,900	11,725,584
†Paylocity Holding Corp.	19,200	2,531,520
Verisk Analytics, Inc.	51,596	13,907,702
†Verra Mobility Corp.	43,300	1,177,760
		53,209,771
Real Estate Management & Development–0.43%
†CoStar Group, Inc.	68,700	5,093,418
		5,093,418
Residential REITs–0.12%
Equity LifeStyle Properties, Inc.	22,200	1,445,886
		1,445,886
Retail REITs–0.23%
Simon Property Group, Inc.	17,600	2,671,680
		2,671,680
Semiconductors & Semiconductor Equipment–3.95%
†Astera Labs, Inc.	9,916	600,017
†Enphase Energy, Inc.	23,300	2,323,243
Entegris, Inc.	22,199	3,005,745
†First Solar, Inc.	6,700	1,510,582
†Lattice Semiconductor Corp.	54,200	3,143,058
Microchip Technology, Inc.	126,364	11,562,306
MKS Instruments, Inc.	8,000	1,044,640
Monolithic Power Systems, Inc.	17,400	14,297,232
†ON Semiconductor Corp.	19,100	1,309,305
†Onto Innovation, Inc.	16,500	3,622,740
Teradyne, Inc.	27,100	4,018,659
		46,437,527
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software–13.86%
†Appfolio, Inc. Class A	7,800	$1,907,646
†AppLovin Corp. Class A	31,800	2,646,396
Bentley Systems, Inc. Class B	56,850	2,806,116
†Bill Holdings, Inc.	12,400	652,488
†Braze, Inc. Class A	30,800	1,196,272
=†πCanva, Inc.	607	647,463
†Confluent, Inc. Class A	91,403	2,699,131
†Crowdstrike Holdings, Inc. Class A	75,095	28,775,653
†CyberArk Software Ltd.	10,600	2,898,252
=†πDatabricks, Inc.	29,136	2,141,496
†Datadog, Inc. Class A	110,518	14,333,079
†Descartes Systems Group, Inc.	29,700	2,876,148
†DocuSign, Inc.	69,200	3,702,200
†Dynatrace, Inc.	93,088	4,164,757
†Elastic NV	30,500	3,474,255
†Fair Isaac Corp.	9,150	13,621,239
†Fortinet, Inc.	19,200	1,157,184
†Guidewire Software, Inc.	8,900	1,227,221
†HubSpot, Inc.	16,959	10,002,249
†Manhattan Associates, Inc.	28,900	7,129,052
†Monday.com Ltd.	12,000	2,889,120
†Nutanix, Inc. Class A	76,500	4,349,025
†Palantir Technologies, Inc. Class A	710,700	18,002,031
†Procore Technologies, Inc.	18,774	1,244,904
†PTC, Inc.	27,051	4,914,355
†Samsara, Inc. Class A	160,700	5,415,590
=†πSNYK Ltd.	62,548	606,716
=†πTanium, Inc. Class B	26,961	132,378
†Tyler Technologies, Inc.	14,200	7,139,476
†Workiva, Inc.	14,100	1,029,159
†Zscaler, Inc.	48,800	9,378,872
		163,159,923
Specialized REITs–0.81%
CubeSmart	37,100	1,675,807
Iron Mountain, Inc.	41,000	3,674,420
Lamar Advertising Co. Class A	34,806	4,160,361
		9,510,588
Specialty Retail–4.56%
†AutoZone, Inc.	618	1,831,814
†Burlington Stores, Inc.	19,600	4,704,000
†Carvana Co.	24,000	3,089,280
Dick's Sporting Goods, Inc.	5,800	1,246,130
†Five Below, Inc.	21,200	2,310,164
†Floor & Decor Holdings, Inc. Class A	15,700	1,560,737
†Restoration Hardware, Inc.	4,200	1,026,648
Ross Stores, Inc.	114,400	16,624,608
Tractor Supply Co.	45,100	12,177,000
†Ulta Beauty, Inc.	20,053	7,737,851
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Williams-Sonoma, Inc.	5,000	$1,411,850
		53,720,082
Technology Hardware, Storage & Peripherals–0.60%
†Pure Storage, Inc. Class A	73,500	4,719,435
†Super Micro Computer, Inc.	2,850	2,335,148
		7,054,583
Textiles, Apparel & Luxury Goods–0.36%
†On Holding AG Class A	63,900	2,479,320
†Skechers USA, Inc. Class A	24,800	1,714,176
		4,193,496
Trading Companies & Distributors–1.75%
Fastenal Co.	150,800	9,476,272
Ferguson PLC	12,600	2,439,990
†SiteOne Landscape Supply, Inc.	17,300	2,100,393
United Rentals, Inc.	5,850	3,783,371
Watsco, Inc.	6,000	2,779,440
		20,579,466
Total Common Stock (Cost $757,444,124)		1,164,820,005
CONVERTIBLE PREFERRED STOCKS–0.85%
=†πCanva, Inc. Series A	36	38,400
=†πCanva, Inc. Series A-3	1	1,067
	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCKS (continued)
=†πCaris Life Sciences, Inc. Series D	107,248	$390,383
=†πDatabricks, Inc. Series F	61,884	4,548,474
=†πDatabricks, Inc. Series G	6,699	492,376
=†πDatabricks, Inc. Series H	16,050	1,179,675
=†πDataRobot, Inc. Series G	43,773	182,971
=†πRappi, Inc. Series E	27,648	628,163
=†πSNYK Ltd. Series F	104,823	1,016,783
=†πSocure, Inc. Series A	17,170	107,312
=†πSocure, Inc. Series A-1	14,092	88,075
=†πSocure, Inc. Series B	255	1,594
=†πSocure, Inc. Series E	32,664	204,150
=†πTanium, Inc. Series G	234,645	1,152,107
Total Convertible Preferred Stocks (Cost $9,934,202)		10,031,530

MONEY MARKET FUND–0.22%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.25%)	2,581,953	2,581,953
Total Money Market Fund (Cost $2,581,953)		2,581,953

TOTAL INVESTMENTS–100.04% (Cost $769,960,279)	1,177,433,488
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(491,420)
NET ASSETS APPLICABLE TO 38,822,846 SHARES OUTSTANDING–100.00%	$1,176,942,068
NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND STANDARD CLASS ($770,940,613 / 24,782,708 Shares)	$31.108
NET ASSET VALUE PER SHARE–LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH FUND SERVICE CLASS ($406,001,455 / 14,040,138 Shares)	$28.917
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$627,179,201
Distributable earnings/(accumulated loss)	549,762,867
TOTAL NET ASSETS	$1,176,942,068

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At June 30, 2024, the aggregate value of restricted securities was $13,647,883, which represented 1.16% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund-5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Net Assets (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Canva, Inc.	8/16/2021	$1,034,657	$647,463
Canva, Inc. Series A	11/4/2021	61,371	38,400
Canva, Inc. Series A-3	11/4/2021	1,705	1,067
Caris Life Sciences, Inc. Series D	5/11/2021	868,709	390,383
Databricks, Inc.	7/24/2020	466,419	2,141,496
Databricks, Inc. Series F	10/22/2019	885,940	4,548,474
Databricks, Inc. Series G	2/1/2021	396,063	492,376
Databricks, Inc. Series H	9/1/2021	1,179,420	1,179,675
DataRobot, Inc. Series G	6/11/2021	1,197,647	182,971
Rappi, Inc. Series E	9/8/2020	1,651,858	628,163
SNYK Ltd.	9/3/2021	897,220	606,716
SNYK Ltd. Series F	9/3/2021	1,495,342	1,016,783
Socure, Inc.	12/22/2021	227,017	88,300
Socure, Inc. Series A	12/22/2021	275,898	107,312
Socure, Inc. Series A-1	12/22/2021	226,439	88,075
Socure, Inc. Series B	12/22/2021	4,097	1,594
Socure, Inc. Series E	10/27/2021	524,865	204,150
Tanium, Inc. Class B	9/24/2020	307,226	132,378
Tanium, Inc. Series G	8/16/2015	1,164,848	1,152,107
Total		$12,866,741	$13,647,883

★Includes $2,710,942 payable for securities purchased, $350,589 payable for fund shares redeemed, $19,132 other accrued expenses payable,
$742,375 due to manager and affiliates, $18,322 payable for audit fee and $48,424 payable for fund accounting fee as of June 30, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$3,869,340
Foreign taxes withheld	(8,799)
3,860,541
EXPENSES:
Management fees	3,962,613
Distribution fees-Service Class	500,505
Shareholder servicing fees	170,138
Accounting and administration expenses	106,040
Professional fees	33,363
Trustees’ fees and expenses	18,360
Reports and statements to shareholders	13,822
Custodian fees	4,266
Pricing fees	1,630
Consulting fees	1,491
Other	19,763
4,831,991
Less:
Management fees waived	(106,866)
Total operating expenses	4,725,125
NET INVESTMENT LOSS	(864,584)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	43,059,351
Foreign currencies	(15)
Net realized gain	43,059,336
Net change in unrealized appreciation (depreciation) of investments	47,850,221
NET REALIZED AND UNREALIZED GAIN	90,909,557
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$90,044,973
See accompanying notes, which are an integral part of the financial statements.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(864,584)	$(77,400)
Net realized gain	43,059,336	124,866,524
Net change in unrealized appreciation (depreciation)	47,850,221	81,408,908
Net increase in net assets resulting from operations	90,044,973	206,198,032
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(234,102)
	—	(234,102)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	21,992,729	57,046,811
Service Class	18,883,042	37,468,631
Reinvestment of dividends and distributions:
Standard Class	—	234,102
	40,875,771	94,749,544
Cost of shares redeemed:
Standard Class	(76,500,991)	(110,728,661)
Service Class	(30,762,451)	(48,670,964)
	(107,263,442)	(159,399,625)
Decrease in net assets derived from capital share transactions	(66,387,671)	(64,650,081)
NET INCREASE IN NET ASSETS	23,657,302	141,313,849
NET ASSETS:
Beginning of period	1,153,284,766	1,011,970,917
End of period	$1,176,942,068	$1,153,284,766
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-7

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$28.804	$23.777	$36.260	$36.647	$29.717	$23.259
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.009)	0.020	0.022	(0.135)	(0.012)	0.058
Net realized and unrealized gain (loss)	2.313	5.016	(9.040)	5.240	9.016	8.512
Total from investment operations	2.304	5.036	(9.018)	5.105	9.004	8.570
Less dividends and distributions from:
Net investment income	—	(0.009)	(0.001)	(0.005)	—	(0.047)
Net realized gain	—	—	(3.461)	(5.487)	(2.074)	(2.065)
Return of capital	—	—	(0.003)	—	—	—
Total dividends and distributions	—	(0.009)	(3.465)	(5.492)	(2.074)	(2.112)
Net asset value, end of period	$31.108	$28.804	$23.777	$36.260	$36.647	$29.717
Total return[3]	8.00%	21.17%	(24.52% )	13.84%	31.69%	37.40%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$770,941	$765,685	$680,842	$837,074	$786,921	$688,038
Ratio of expenses to average net assets	0.72%	0.72%	0.73%	0.71%	0.73%	0.74%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.74%	0.74%	0.75%	0.73%	0.74%	0.75%
Ratio of net investment income (loss) to average net assets	(0.06% )	0.08%	0.08%	(0.35% )	(0.04% )	0.21%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.08% )	0.06%	0.06%	(0.37% )	(0.05% )	0.20%
Portfolio turnover	14%	46%	38%	36%	53%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-8

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$26.809	$22.179	$34.219	$34.939	$28.489	$22.385
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.044)	(0.042)	(0.044)	(0.219)	(0.085)	(0.012)
Net realized and unrealized gain (loss)	2.152	4.672	(8.535)	4.991	8.609	8.181
Total from investment operations	2.108	4.630	(8.579)	4.772	8.524	8.169
Less dividends and distributions from:
Net investment income	—	—	0.003	(0.005)	—	—
Net realized gain	—	—	(3.461)	(5.487)	(2.074)	(2.065)
Return of capital	—	—	(0.003)	—	—	—
Total dividends and distributions	—	—	(3.461)	(5.492)	(2.074)	(2.065)
Net asset value, end of period	$28.917	$26.809	$22.179	$34.219	$34.939	$28.489
Total return[3]	7.86%	20.87%	(24.71% )	13.56%	31.37%	37.06%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$406,001	$387,599	$331,129	$452,441	$409,360	$322,875
Ratio of expenses to average net assets	0.97%	0.97%	0.98%	0.96%	0.98%	0.99%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.99%	0.99%	1.00%	0.98%	0.99%	1.00%
Ratio of net investment (loss) to average net assets	(0.31% )	(0.17% )	(0.17% )	(0.60% )	(0.29% )	(0.04% )
Ratio of net investment (loss) to average net assets prior to expenses waived/reimbursed	(0.33% )	(0.19% )	(0.19% )	(0.62% )	(0.30% )	(0.05% )
Portfolio turnover	14%	46%	38%	36%	53%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-9

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP T. Rowe Price Structured Mid-Cap Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize the value of your shares (capital appreciation).
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-10

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2024.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the first $200 million of the Fund’s average daily net assets; 0.70% of the next $200 million; and 0.65% of the Fund’s average daily net assets in excess of $400 million.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of the Fund’s average daily net assets in excess of $750 million.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
T. Rowe Price (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$49,827
Legal	7,581
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $7,616 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-11

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$630,514
Distribution fees payable to LFD	82,422
Printing and mailing fees payable to Lincoln Life	1,638
Shareholder servicing fees payable to Lincoln Life	27,801
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$164,864,305
Sales	232,352,439
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$769,960,280
Aggregate unrealized appreciation of investments	$429,998,127
Aggregate unrealized depreciation of investments	(22,524,919)
Net unrealized appreciation of investments	$407,473,208
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-12

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following tables summarize the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$24,062,509	$—	$—	$24,062,509
Banks	7,462,021	—	—	7,462,021
Beverages	9,885,062	—	—	9,885,062
Biotechnology	38,428,918	—	—	38,428,918
Broadline Retail	11,038,108	—	—	11,038,108
Building Products	19,869,399	—	—	19,869,399
Capital Markets	58,237,875	—	—	58,237,875
Chemicals	2,582,960	—	—	2,582,960
Commercial Services & Supplies	47,328,783	—	—	47,328,783
Communications Equipment	2,225,089	—	—	2,225,089
Construction & Engineering	10,952,618	—	—	10,952,618
Construction Materials	2,665,352	—	—	2,665,352
Consumer Staples Distribution & Retail	8,032,581	—	—	8,032,581
Containers & Packaging	1,246,305	—	—	1,246,305
Distributors	3,964,557	—	—	3,964,557
Diversified Consumer Services	4,903,217	—	—	4,903,217
Diversified Telecommunication Services	—	—	88,300	88,300
Electrical Equipment	16,118,924	—	—	16,118,924
Electronic Equipment, Instruments & Components	29,973,018	—	—	29,973,018
Energy Equipment & Services	6,655,051	—	—	6,655,051
Entertainment	23,294,498	—	—	23,294,498
Financial Services	39,003,703	—	—	39,003,703
Food Products	3,629,402	—	—	3,629,402
Ground Transportation	14,697,123	—	—	14,697,123
Health Care Equipment & Supplies	64,682,337	—	—	64,682,337
Health Care Providers & Services	39,069,849	—	—	39,069,849
Health Care Technology	8,528,815	—	—	8,528,815
Hotels, Restaurants & Leisure	81,254,365	—	—	81,254,365
Household Durables	7,279,194	—	—	7,279,194
Household Products	1,213,056	—	—	1,213,056
Independent Power and Renewable Electricity Producers	5,786,454	—	—	5,786,454
Industrial REITs	2,106,941	—	—	2,106,941
Insurance	26,866,304	—	—	26,866,304
Interactive Media & Services	12,219,735	—	—	12,219,735
IT Services	40,332,273	—	—	40,332,273
Life Sciences Tools & Services	47,018,864	—	—	47,018,864
Machinery	10,255,030	—	—	10,255,030
Media	22,833,506	—	—	22,833,506
Metals & Mining	1,644,650	—	—	1,644,650
Oil, Gas & Consumable Fuels	36,095,287	—	—	36,095,287
Personal Care Products	3,149,504	—	—	3,149,504
Pharmaceuticals	1,062,048	—	—	1,062,048
Professional Services	53,209,771	—	—	53,209,771
Real Estate Management & Development	5,093,418	—	—	5,093,418
Residential REITs	1,445,886	—	—	1,445,886
Retail REITs	2,671,680	—	—	2,671,680
Semiconductors & Semiconductor Equipment	46,437,527	—	—	46,437,527
Software	159,631,870	—	3,528,053	163,159,923
Specialized REITs	9,510,588	—	—	9,510,588
Specialty Retail	53,720,082	—	—	53,720,082
Technology Hardware, Storage & Peripherals	7,054,583	—	—	7,054,583
Textiles, Apparel & Luxury Goods	4,193,496	—	—	4,193,496
Trading Companies & Distributors	20,579,466	—	—	20,579,466
Convertible Preferred Stocks	—	—	10,031,530	10,031,530
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-13

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Money Market Fund	$2,581,953	$—	$—	$2,581,953
Total Investments	$1,163,785,605	$—	$13,647,883	$1,177,433,488
During the six months ended June 30, 2024, there were no material transfers to or from Level 3 investments.
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended June 30, 2024.
Asset Type	Fair Value at June 30, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (c)
Common Stock	$3,616,353	Recent Transaction	#	#
		Market Comparable Companies	Enterprise Value to Sales Multiple (b)	5.7x-29.0x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	7.1x-25.8x (N/A)
		Market Comparable Companies	Discount for Lack of Marketability (a)	10% (N/A)
Convertible Preferred Stock	$10,031,530	Recent Transaction	#	#
		Market Comparable Companies	Enterprise Value to Sales Multiple (b)	4.3x-20.8x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	5.0x-25.8x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Merchandise Value Multiple (b)	0.5x-0.6x (N/A)
		Market Comparable Companies	Enterprise Value to EBITDA multiple (b)	14.5x-23.1x (N/A)
		Market Comparable Companies	Discount for Lack of Marketability (a)	10% (N/A)
		Market Comparable Companies	Projected future value discount rate (a)	15% (N/A)
		Market Comparable Companies	Projected future value discount rate term	3 years (N/A)
		Market Comparable Companies	Present Value Factor	0.658 (N/A)
Total	$13,647,883
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.

(a) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(c) Unobservable inputs were weighted by the relative fair value of the investments, where applicable.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2023	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 06/30/24	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 06/30/24
Common Stock	$3,754,677	$—	$—	$—	$—	$—	$—	$—	$(138,324)	$3,616,353	$(138,324)
Convertible Preferred Stocks	10,429,047	—	—	—	—	—	—	—	(397,517)	10,031,530	(397,517)
Total	$14,183,724	$—	$—	$—	$—	$—	$—	$—	$(535,841)	$13,647,883	$(535,841)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-14

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	714,040	2,194,252
Service Class	663,244	1,532,146
Shares reinvested:
Standard Class	—	8,293
Service Class	—	—
	1,377,284	3,734,691
Shares redeemed:
Standard Class	(2,514,074)	(4,253,877)
Service Class	(1,081,104)	(2,004,156)
	(3,595,178)	(6,258,033)
Net decrease	(2,217,894)	(2,523,342)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Risk Factors
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-15

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes to Financial Statements (continued)
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund-16

LVIP T. Rowe Price Target Date Funds
LVIP T. Rowe Price 2020 Fund
LVIP T. Rowe Price 2030 Fund
LVIP T. Rowe Price 2040 Fund
LVIP T. Rowe Price 2050 Fund
LVIP T. Rowe Price 2060 Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP T. Rowe Price Target Date Funds

LVIP T. Rowe Price 2020 Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–44.82%
INVESTMENT COMPANIES–44.82%
Equity Funds–18.41%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	130,233	$1,695,368
LVIP SSGA S&P 500 Index Fund	483,627	14,731,770
LVIP SSGA Small-Cap Index Fund	42,012	1,327,161
		17,754,299
Fixed Income Fund–19.73%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	1,915,396	19,023,712
		19,023,712
International Equity Fund–6.68%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	585,590	6,446,758
		6,446,758
Total Affiliated Investments (Cost $27,518,201)		43,224,769

UNAFFILIATED INVESTMENTS–56.92%
INVESTMENT COMPANIES–56.92%
Equity Funds–23.59%
**T. Rowe Price Emerging Markets Discovery Stock Fund	94,761	1,333,287
**T. Rowe Price Growth Stock Fund	44,294	4,639,327
**T. Rowe Price Hedged Equity Fund	446,547	5,371,965
**T. Rowe Price Mid-Cap Growth Fund	9,151	949,731
**T. Rowe Price Mid-Cap Value Fund	23,308	785,003
**T. Rowe Price New Horizons Fund	11,096	608,971
**T. Rowe Price Real Assets Fund	238,768	3,404,837
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Small-Cap Value Fund	13,475	$702,572
**T. Rowe Price Value Fund	107,257	4,960,651
		22,756,344
Fixed Income Funds–20.16%
**T. Rowe Price Dynamic Credit Fund	134,582	1,185,665
**T. Rowe Price High Yield Fund	650,899	3,807,760
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	1,215,530	11,195,033
**T. Rowe Price U.S. Treasury Long-Term Fund	443,152	3,257,168
		19,445,626
International Equity Funds–5.25%
**T. Rowe Price Emerging Markets Stock Fund	33,345	1,155,722
**T. Rowe Price International Stock Fund	94,161	1,863,456
**T. Rowe Price International Value Equity Fund	119,278	2,042,039
		5,061,217
International Fixed Income Funds–6.52%
**T. Rowe Price Emerging Markets Bond Fund	336,064	3,044,739
**T. Rowe Price International Bond Fund	387,276	3,241,500
		6,286,239
Money Market Fund–1.40%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	1,349,360	1,349,360
		1,349,360
Total Unaffiliated Investments (Cost $51,549,749)		54,898,786

TOTAL INVESTMENTS–101.74% (Cost $79,067,950)	98,123,555
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.74%)	(1,676,254)
NET ASSETS APPLICABLE TO 10,150,150 SHARES OUTSTANDING–100.00%	$96,447,301

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-1

LVIP T. Rowe Price 2030 Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–49.35%
INVESTMENT COMPANIES–49.35%
Equity Funds–25.45%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	364,978	$4,751,280
LVIP SSGA S&P 500 Index Fund	1,381,241	42,073,996
LVIP SSGA Small-Cap Index Fund	118,883	3,755,502
		50,580,778
Fixed Income Fund–14.68%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	2,937,093	29,171,210
		29,171,210
International Equity Fund–9.22%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,663,623	18,314,823
		18,314,823
Total Affiliated Investments (Cost $56,176,246)		98,066,811

UNAFFILIATED INVESTMENTS–51.47%
INVESTMENT COMPANIES–51.47%
Equity Funds–27.14%
**T. Rowe Price Emerging Markets Discovery Stock Fund	267,739	3,767,094
**T. Rowe Price Growth Stock Fund	125,906	13,187,418
**T. Rowe Price Hedged Equity Fund	446,555	5,372,058
**T. Rowe Price Mid-Cap Growth Fund	25,319	2,627,809
**T. Rowe Price Mid-Cap Value Fund	65,430	2,203,694
**T. Rowe Price New Horizons Fund	30,392	1,667,890
**T. Rowe Price Real Assets Fund	614,104	8,757,123
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Small-Cap Value Fund	40,338	$2,103,211
**T. Rowe Price Value Fund	307,837	14,237,461
		53,923,758
Fixed Income Funds–10.35%
**T. Rowe Price Dynamic Credit Fund	64,584	568,988
**T. Rowe Price High Yield Fund	940,846	5,503,951
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	816,502	7,519,982
**T. Rowe Price U.S. Treasury Long-Term Fund	949,174	6,976,429
		20,569,350
International Equity Funds–7.20%
**T. Rowe Price Emerging Markets Stock Fund	93,142	3,228,322
**T. Rowe Price International Stock Fund	260,352	5,152,362
**T. Rowe Price International Value Equity Fund	346,441	5,931,070
		14,311,754
International Fixed Income Funds–4.60%
**T. Rowe Price Emerging Markets Bond Fund	466,238	4,224,119
**T. Rowe Price International Bond Fund	586,315	4,907,452
		9,131,571
Money Market Fund–2.18%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	4,339,234	4,339,234
		4,339,234
Total Unaffiliated Investments (Cost $95,402,245)		102,275,667

TOTAL INVESTMENTS–100.82% (Cost $151,578,491)	200,342,478
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.82%)	(1,637,376)
NET ASSETS APPLICABLE TO 17,125,289 SHARES OUTSTANDING–100.00%	$198,705,102

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-2

LVIP T. Rowe Price 2040 Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–52.38%
INVESTMENT COMPANIES–52.38%
Equity Funds–34.60%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	400,179	$5,209,531
LVIP SSGA S&P 500 Index Fund	1,529,222	46,581,628
LVIP SSGA Small-Cap Index Fund	129,586	4,093,630
		55,884,789
Fixed Income Fund–5.15%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	838,258	8,325,580
		8,325,580
International Equity Fund–12.63%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,853,080	20,400,553
		20,400,553
Total Affiliated Investments (Cost $38,114,635)		84,610,922

UNAFFILIATED INVESTMENTS–47.22%
INVESTMENT COMPANIES–47.22%
Equity Funds–32.97%
**T. Rowe Price Emerging Markets Discovery Stock Fund	297,051	4,179,507
**T. Rowe Price Growth Stock Fund	139,507	14,611,950
**T. Rowe Price Mid-Cap Growth Fund	27,792	2,884,504
**T. Rowe Price Mid-Cap Value Fund	71,427	2,405,667
**T. Rowe Price New Horizons Fund	31,541	1,730,972
**T. Rowe Price Real Assets Fund	650,044	9,269,623
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Small-Cap Value Fund	45,187	$2,356,066
**T. Rowe Price Value Fund	342,122	15,823,162
		53,261,451
Fixed Income Funds–2.66%
**T. Rowe Price High Yield Fund	196,176	1,147,627
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	43,321	398,986
**T. Rowe Price U.S. Treasury Long-Term Fund	374,509	2,752,642
		4,299,255
International Equity Funds–9.51%
**T. Rowe Price Emerging Markets Stock Fund	98,802	3,424,471
**T. Rowe Price International Stock Fund	279,185	5,525,074
**T. Rowe Price International Value Equity Fund	374,535	6,412,042
		15,361,587
International Fixed Income Funds–1.27%
**T. Rowe Price Emerging Markets Bond Fund	77,978	706,479
**T. Rowe Price International Bond Fund	160,379	1,342,374
		2,048,853
Money Market Fund–0.81%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	1,319,106	1,319,106
		1,319,106
Total Unaffiliated Investments (Cost $67,069,222)		76,290,252

TOTAL INVESTMENTS–99.60% (Cost $105,183,857)	160,901,174
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.40%	638,431
NET ASSETS APPLICABLE TO 13,123,352 SHARES OUTSTANDING–100.00%	$161,539,605

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-3

LVIP T. Rowe Price 2050 Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–51.91%
INVESTMENT COMPANIES–51.91%
Equity Funds–37.47%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	253,970	$3,306,180
LVIP SSGA S&P 500 Index Fund	930,756	28,351,771
LVIP SSGA Small-Cap Index Fund	80,787	2,552,068
		34,210,019
Fixed Income Fund–0.48%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	44,276	439,745
		439,745
International Equity Fund–13.96%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,157,746	12,745,630
		12,745,630
Total Affiliated Investments (Cost $26,492,777)		47,395,394

UNAFFILIATED INVESTMENTS–46.95%
INVESTMENT COMPANIES–46.95%
Equity Funds–35.85%
**T. Rowe Price Emerging Markets Discovery Stock Fund	182,779	2,571,708
**T. Rowe Price Growth Stock Fund	83,558	8,751,817
**T. Rowe Price Mid-Cap Growth Fund	16,878	1,751,747
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Mid-Cap Value Fund	43,709	$1,472,134
**T. Rowe Price New Horizons Fund	18,333	1,006,124
**T. Rowe Price Real Assets Fund	413,111	5,890,960
**T. Rowe Price Small-Cap Value Fund	27,741	1,446,400
**T. Rowe Price Value Fund	212,744	9,839,396
		32,730,286
Fixed Income Funds–0.51%
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	24,993	230,184
**T. Rowe Price U.S. Treasury Long-Term Fund	31,465	231,271
		461,455
International Equity Funds–10.51%
**T. Rowe Price Emerging Markets Stock Fund	62,662	2,171,877
**T. Rowe Price International Stock Fund	173,847	3,440,419
**T. Rowe Price International Value Equity Fund	232,730	3,984,344
		9,596,640
International Fixed Income Fund–0.08%
**T. Rowe Price International Bond Fund	8,384	70,174
		70,174
Total Unaffiliated Investments (Cost $36,280,059)		42,858,555

TOTAL INVESTMENTS–98.86% (Cost $62,772,836)	90,253,949
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.14%	1,040,305
NET ASSETS APPLICABLE TO 6,807,375 SHARES OUTSTANDING–100.00%	$91,294,254

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-4

LVIP T. Rowe Price 2060 Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–51.98%
INVESTMENT COMPANIES–51.98%
Equity Funds–37.72%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	73,914	$962,213
LVIP SSGA S&P 500 Index Fund	272,309	8,294,819
LVIP SSGA Small-Cap Index Fund	24,004	758,282
		10,015,314
Fixed Income Fund–0.40%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	10,774	107,008
		107,008
International Equity Fund–13.86%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	334,396	3,681,365
		3,681,365
Total Affiliated Investments (Cost $11,732,842)		13,803,687

UNAFFILIATED INVESTMENTS–47.74%
INVESTMENT COMPANIES–47.74%
Equity Funds–36.05%
**T. Rowe Price Emerging Markets Discovery Stock Fund	50,801	714,765
**T. Rowe Price Growth Stock Fund	24,601	2,576,655
**T. Rowe Price Mid-Cap Growth Fund	5,038	522,926
**T. Rowe Price Mid-Cap Value Fund	12,778	430,353
**T. Rowe Price New Horizons Fund	5,361	294,216
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Real Assets Fund	124,266	$1,772,039
**T. Rowe Price Small-Cap Value Fund	8,243	429,815
**T. Rowe Price Value Fund	61,252	2,832,888
		9,573,657
Fixed Income Funds–0.39%
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	6,109	56,267
**T. Rowe Price U.S. Treasury Long-Term Fund	6,378	46,874
		103,141
International Equity Funds–10.80%
**T. Rowe Price Emerging Markets Stock Fund	18,556	643,162
**T. Rowe Price International Stock Fund	52,809	1,045,091
**T. Rowe Price International Value Equity Fund	68,890	1,179,393
		2,867,646
International Fixed Income Fund–0.05%
**T. Rowe Price International Bond Fund	1,601	13,400
		13,400
Money Market Fund–0.45%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	119,839	119,839
		119,839
Total Unaffiliated Investments (Cost $11,466,283)		12,677,683

TOTAL INVESTMENTS–99.72% (Cost $23,199,125)	26,481,370
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.28%	74,544
NET ASSETS APPLICABLE TO 1,786,204 SHARES OUTSTANDING–100.00%	$26,555,914

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-5

LVIP T. Rowe Price Target Date Funds
Statements of Assets and Liabilities
June 30, 2024 (unaudited)
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
ASSETS:
Unaffiliated investments, at value	$54,898,786	$102,275,667	$76,290,252	$42,858,555	$12,677,683
Affiliated investments, at value	43,224,769	98,066,811	84,610,922	47,395,394	13,803,687
Dividends and interest receivable	64,129	103,232	32,055	4,963	1,078
Receivable for fund shares sold	12,694	35,873	53,276	55,966	104,002
Expense reimbursement receivable from Lincoln Financial Investments Corporation	5,113	3,534	2,441	3,084	4,831
Prepaid expenses	256	481	399	229	224
Receivable for securities sold	—	—	1,200,000	2,150,000	—
TOTAL ASSETS	98,205,747	200,485,598	162,189,345	92,468,191	26,591,505
LIABILITIES:
Payable for fund shares redeemed	1,648,245	1,323,820	159,558	9,105	110
Payable for securities purchased	58,108	384,384	421,049	899	180
Due to manager and affiliates	20,809	42,735	38,187	21,937	5,095
Payable for fund accounting fee	14,583	14,601	14,593	14,579	14,564
Payable for audit fee	13,762	13,762	13,762	13,762	13,762
Other accrued expenses payable	2,939	1,194	2,591	2,055	1,880
Due to custodian	—	—	—	1,111,600	—
TOTAL LIABILITIES	1,758,446	1,780,496	649,740	1,173,937	35,591
TOTAL NET ASSETS	$96,447,301	$198,705,102	$161,539,605	$91,294,254	$26,555,914
Unaffiliated investments, at cost	$51,549,749	$95,402,245	$67,069,222	$36,280,059	$11,466,283
Affiliated investments, at cost	27,518,201	56,176,246	38,114,635	26,492,777	11,732,842
Standard Class:
Net Assets	$80,977,358	$165,298,777	$118,722,627	$65,803,389	$24,495,823
Shares Outstanding	8,519,048	14,240,511	9,629,757	4,897,277	1,647,138
Net Asset Value Per Share	$9.505	$11.608	$12.329	$13.437	$14.872
Service Class:
Net Assets	$15,469,943	$33,406,325	$42,816,978	$25,490,865	$2,060,091
Shares Outstanding	1,631,102	2,884,778	3,493,595	1,910,098	139,066
Net Asset Value Per Share	$9.484	$11.580	$12.256	$13.345	$14.814
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$83,895,997	$156,909,345	$114,346,434	$66,092,588	$23,452,314
Distributable earnings/(accumulated loss)	12,551,304	41,795,757	47,193,171	25,201,666	3,103,600
TOTAL NET ASSETS	$96,447,301	$198,705,102	$161,539,605	$91,294,254	$26,555,914
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–6

LVIP T. Rowe Price Target Date Funds
Statements of Operations
Six Months Ended June 30, 2024 (unaudited)
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$444,137	$636,703	$195,672	$34,689	$6,490
EXPENSES:
Management fees	92,061	180,837	149,645	85,393	22,127
Accounting and administration expenses	19,261	23,814	22,200	18,821	15,504
Distribution fees-Service Class	19,122	40,783	52,213	30,478	2,251
Professional fees	18,391	19,221	18,913	18,282	17,673
Shareholder servicing fees	14,051	27,601	22,841	13,034	3,377
Reports and statements to shareholders	1,831	2,468	2,375	2,030	1,463
Trustees’ fees and expenses	1,579	2,989	2,465	1,393	332
Consulting fees	1,143	1,173	1,161	1,138	1,115
Custodian fees	671	771	697	602	569
Pricing fees	32	32	26	26	26
Other	1,990	2,623	2,339	1,817	1,346
	170,132	302,312	274,875	173,014	65,783
Less:
Expenses reimbursed	(34,723)	(23,586)	(17,885)	(21,188)	(32,088)
Total operating expenses	135,409	278,726	256,990	151,826	33,695
NET INVESTMENT INCOME (LOSS)	308,728	357,977	(61,318)	(117,137)	(27,205)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	2,156,412	2,841,774	774,461	478,621	(34,545)
Sale of unaffiliated investments	81,862	225,793	157,201	137,057	(12,401)
Net realized gain (loss)	2,238,274	3,067,567	931,662	615,678	(46,946)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	170,473	3,951,902	6,993,473	4,356,409	1,286,251
Unaffiliated investments	2,139,278	4,718,755	5,111,051	3,235,942	889,126
Net change in unrealized appreciation (depreciation)	2,309,751	8,670,657	12,104,524	7,592,351	2,175,377
NET REALIZED AND UNREALIZED GAIN	4,548,025	11,738,224	13,036,186	8,208,029	2,128,431
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,856,753	$12,096,201	$12,974,868	$8,090,892	$2,101,226
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–7

LVIP T. Rowe Price Target Date Funds
Statements of Changes in Net Assets
	LVIP T. Rowe Price 2020 Fund		LVIP T. Rowe Price 2030 Fund		LVIP T. Rowe Price 2040 Fund
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$308,728	$2,303,041	$357,977	$3,564,311	$(61,318)	$2,297,083
Net realized gain (loss)	2,238,274	1,904,271	3,067,567	2,484,130	931,662	2,170,426
Net change in unrealized appreciation (depreciation)	2,309,751	8,114,365	8,670,657	20,209,004	12,104,524	20,198,060
Net increase in net assets resulting from operations	4,856,753	12,321,677	12,096,201	26,257,445	12,974,868	24,665,569
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(5,113,023)	—	(9,428,676)	—	(5,985,355)
Service Class	—	(906,645)	—	(1,896,498)	—	(2,041,813)
	—	(6,019,668)	—	(11,325,174)	—	(8,027,168)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,578,571	18,237,207	30,817,196	45,289,016	12,706,029	24,161,733
Service Class	313,478	661,239	736,972	2,655,109	990,597	1,860,568
Reinvestment of dividends and distributions:
Standard Class	—	5,113,023	—	9,428,676	—	5,985,355
Service Class	—	906,645	—	1,896,498	—	2,041,813
	5,892,049	24,918,114	31,554,168	59,269,299	13,696,626	34,049,469
Cost of shares redeemed:
Standard Class	(11,418,622)	(21,583,845)	(29,191,960)	(40,164,273)	(16,016,736)	(20,704,987)
Service Class	(1,035,005)	(2,125,151)	(1,704,817)	(4,896,572)	(2,075,514)	(3,366,376)
	(12,453,627)	(23,708,996)	(30,896,777)	(45,060,845)	(18,092,250)	(24,071,363)
Increase (decrease) in net assets derived from capital share transactions	(6,561,578)	1,209,118	657,391	14,208,454	(4,395,624)	9,978,106
NET INCREASE (DECREASE) IN NET ASSETS	(1,704,825)	7,511,127	12,753,592	29,140,725	8,579,244	26,616,507
NET ASSETS:
Beginning of period	98,152,126	90,640,999	185,951,510	156,810,785	152,960,361	126,343,854
End of period	$96,447,301	$98,152,126	$198,705,102	$185,951,510	$161,539,605	$152,960,361
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–8

LVIP T. Rowe Price Target Date Funds
Statements of Changes in Net Assets (continued)
	LVIP T. Rowe Price 2050 Fund		LVIP T. Rowe Price 2060 Fund
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(117,137)	$1,152,108	$(27,205)	$291,841
Net realized gain (loss)	615,678	880,459	(46,946)	245,838
Net change in unrealized appreciation (depreciation)	7,592,351	11,965,163	2,175,377	2,336,453
Net increase in net assets resulting from operations	8,090,892	13,997,730	2,101,226	2,874,132
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(3,094,374)	—	(545,006)
Service Class	—	(1,061,693)	—	(42,854)
	—	(4,156,067)	—	(587,860)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,471,855	18,343,314	4,487,981	8,910,694
Service Class	734,790	1,547,923	416,021	616,083
Reinvestment of dividends and distributions:
Standard Class	—	3,094,374	—	545,006
Service Class	—	1,061,693	—	42,854
	7,206,645	24,047,304	4,904,002	10,114,637
Cost of shares redeemed:
Standard Class	(8,908,007)	(13,839,810)	(1,165,814)	(1,483,110)
Service Class	(760,788)	(1,994,706)	(120,008)	(75,035)
	(9,668,795)	(15,834,516)	(1,285,822)	(1,558,145)
Increase (decrease) in net assets derived from capital share transactions	(2,462,150)	8,212,788	3,618,180	8,556,492
NET INCREASE (DECREASE) IN NET ASSETS	5,628,742	18,054,451	5,719,406	10,842,764
NET ASSETS:
Beginning of period	85,665,512	67,611,061	20,836,508	9,993,744
End of period	$91,294,254	$85,665,512	$26,555,914	$20,836,508
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds–9

LVIP T. Rowe Price 2020 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2020 Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$9.039	$8.479	$11.391	$10.897	$10.050	$10.458
Income (loss) from investment operations:
Net investment income[2]	0.031	0.216	0.232	0.195	0.146	0.210
Net realized and unrealized gain (loss)	0.435	0.913	(1.987)	0.917	1.165	1.681
Total from investment operations	0.466	1.129	(1.755)	1.112	1.311	1.891
Less dividends and distributions from:
Net investment income	—	(0.220)	(0.275)	(0.339)	(0.246)	(0.293)
Net realized gain	—	(0.349)	(0.882)	(0.279)	(0.218)	(2.006)
Total dividends and distributions	—	(0.569)	(1.157)	(0.618)	(0.464)	(2.299)
Net asset value, end of period	$9.505	$9.039	$8.479	$11.391	$10.897	$10.050
Total return[3]	5.17%	13.54%	(15.18% )	10.23%	13.27%	18.93%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$80,977	$82,716	$75,626	$100,543	$104,187	$99,074
Ratio of expenses to average net assets[4]	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.31%	0.31%	0.30%	0.31%	0.32%
Ratio of net investment income to average net assets	0.68% [5]	2.43%	2.36%	1.69%	1.46%	1.92%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.61% [5]	2.36%	2.29%	1.63%	1.39%	1.84%
Portfolio turnover	2%	29%	15%	8%	24%	16%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses waived/reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-10

LVIP T. Rowe Price 2020 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2020 Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$9.030	$8.472	$11.382	$10.889	$10.045	$10.456
Income (loss) from investment operations:
Net investment income[2]	0.020	0.194	0.208	0.166	0.121	0.182
Net realized and unrealized gain (loss)	0.434	0.911	(1.985)	0.916	1.162	1.680
Total from investment operations	0.454	1.105	(1.777)	1.082	1.283	1.862
Less dividends and distributions from:
Net investment income	—	(0.198)	(0.251)	(0.310)	(0.221)	(0.267)
Net realized gain	—	(0.349)	(0.882)	(0.279)	(0.218)	(2.006)
Total dividends and distributions	—	(0.547)	(1.133)	(0.589)	(0.439)	(2.273)
Net asset value, end of period	$9.484	$9.030	$8.472	$11.382	$10.889	$10.045
Total return[3]	5.03%	13.27%	(15.39% )	9.95%	12.99%	18.64%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,470	$15,436	$15,015	$20,170	$21,256	$20,393
Ratio of expenses to average net assets[4]	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.56%	0.56%	0.56%	0.55%	0.56%	0.57%
Ratio of net investment income to average net assets	0.43% [5]	2.18%	2.11%	1.44%	1.21%	1.67%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.36% [5]	2.11%	2.04%	1.38%	1.14%	1.59%
Portfolio turnover	2%	29%	15%	8%	24%	16%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses waived/reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-11

LVIP T. Rowe Price 2030 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2030 Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$10.894	$10.000	$13.145	$11.978	$10.788	$10.447
Income (loss) from investment operations:
Net investment income[2]	0.023	0.222	0.204	0.170	0.145	0.200
Net realized and unrealized gain (loss)	0.691	1.361	(2.447)	1.457	1.477	2.026
Total from investment operations	0.714	1.583	(2.243)	1.627	1.622	2.226
Less dividends and distributions from:
Net investment income	—	(0.220)	(0.240)	(0.299)	(0.241)	(0.263)
Net realized gain	—	(0.469)	(0.662)	(0.161)	(0.191)	(1.622)
Total dividends and distributions	—	(0.689)	(0.902)	(0.460)	(0.432)	(1.885)
Net asset value, end of period	$11.608	$10.894	$10.000	$13.145	$11.978	$10.788
Total return[3]	6.55%	16.14%	(16.87% )	13.60%	15.25%	22.15%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$165,299	$153,622	$126,830	$158,690	$145,103	$133,104
Ratio of expenses to average net assets[4]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.27%	0.28%	0.28%	0.27%	0.29%	0.30%
Ratio of net investment income to average net assets	0.42% [5]	2.10%	1.82%	1.32%	1.36%	1.78%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.40% [5]	2.07%	1.79%	1.30%	1.32%	1.73%
Portfolio turnover	6%	15%	14%	13%	22%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses waived/reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-12

LVIP T. Rowe Price 2030 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2030 Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$10.882	$9.992	$13.133	$11.969	$10.783	$10.447
Income (loss) from investment operations:
Net investment income[2]	0.009	0.196	0.176	0.138	0.119	0.172
Net realized and unrealized gain (loss)	0.689	1.357	(2.443)	1.454	1.472	2.023
Total from investment operations	0.698	1.553	(2.267)	1.592	1.591	2.195
Less dividends and distributions from:
Net investment income	—	(0.194)	(0.212)	(0.267)	(0.214)	(0.237)
Net realized gain	—	(0.469)	(0.662)	(0.161)	(0.191)	(1.622)
Total dividends and distributions	—	(0.663)	(0.874)	(0.428)	(0.405)	(1.859)
Net asset value, end of period	$11.580	$10.882	$9.992	$13.133	$11.969	$10.783
Total return[3]	6.41%	15.84%	(17.07% )	13.31%	14.97%	21.84%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$33,406	$32,330	$29,981	$37,437	$34,060	$30,392
Ratio of expenses to average net assets[4]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.52%	0.53%	0.53%	0.52%	0.54%	0.55%
Ratio of net investment income to average net assets	0.17% [5]	1.85%	1.57%	1.07%	1.11%	1.53%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.15% [5]	1.82%	1.54%	1.05%	1.07%	1.48%
Portfolio turnover	6%	15%	14%	13%	22%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses waived/reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-13

LVIP T. Rowe Price 2040 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2040 Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$11.352	$10.067	$13.056	$11.595	$10.290	$9.851
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.001)	0.185	0.171	0.139	0.124	0.176
Net realized and unrealized gain (loss)	0.978	1.714	(2.510)	1.822	1.562	2.131
Total from investment operations	0.977	1.899	(2.339)	1.961	1.686	2.307
Less dividends and distributions from:
Net investment income	—	(0.184)	(0.194)	(0.337)	(0.217)	(0.227)
Net realized gain	—	(0.430)	(0.456)	(0.163)	(0.164)	(1.641)
Total dividends and distributions	—	(0.614)	(0.650)	(0.500)	(0.381)	(1.868)
Net asset value, end of period	$12.329	$11.352	$10.067	$13.056	$11.595	$10.290
Total return[3]	8.61%	19.19%	(17.74% )	16.93%	16.62%	24.44%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$118,723	$112,467	$90,927	$113,550	$102,012	$92,296
Ratio of expenses to average net assets[4]	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.28%	0.29%	0.30%	0.28%	0.31%	0.32%
Ratio of net investment income (loss) to average net assets	(0.01% )[5]	1.70%	1.54%	1.09%	1.22%	1.65%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.03% )[5]	1.67%	1.50%	1.07%	1.17%	1.59%
Portfolio turnover	4%	9%	10%	13%	14%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses waived/reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-14

LVIP T. Rowe Price 2040 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2040 Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$11.299	$10.024	$13.004	$11.552	$10.256	$9.828
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.015)	0.157	0.142	0.107	0.098	0.149
Net realized and unrealized gain (loss)	0.972	1.705	(2.499)	1.813	1.553	2.123
Total from investment operations	0.957	1.862	(2.357)	1.920	1.651	2.272
Less dividends and distributions from:
Net investment income	—	(0.157)	(0.167)	(0.305)	(0.191)	(0.203)
Net realized gain	—	(0.430)	(0.456)	(0.163)	(0.164)	(1.641)
Total dividends and distributions	—	(0.587)	(0.623)	(0.468)	(0.355)	(1.844)
Net asset value, end of period	$12.256	$11.299	$10.024	$13.004	$11.552	$10.256
Total return[3]	8.47%	18.89%	(17.95% )	16.64%	16.34%	24.13%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$42,817	$40,493	$35,417	$42,766	$37,387	$31,866
Ratio of expenses to average net assets[4]	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.53%	0.54%	0.55%	0.53%	0.56%	0.57%
Ratio of net investment income (loss) to average net assets	(0.26% )[5]	1.45%	1.29%	0.84%	0.97%	1.40%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.28% )[5]	1.42%	1.25%	0.82%	0.92%	1.34%
Portfolio turnover	4%	9%	10%	13%	14%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses waived/reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-15

LVIP T. Rowe Price 2050 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2050 Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$12.277	$10.733	$13.894	$12.238	$10.838	$9.705
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.012)	0.181	0.179	0.140	0.129	0.179
Net realized and unrealized gain (loss)	1.172	1.965	(2.697)	2.061	1.674	2.196
Total from investment operations	1.160	2.146	(2.518)	2.201	1.803	2.375
Less dividends and distributions from:
Net investment income	—	(0.181)	(0.201)	(0.361)	(0.223)	(0.218)
Net realized gain	—	(0.421)	(0.442)	(0.184)	(0.180)	(1.024)
Total dividends and distributions	—	(0.602)	(0.643)	(0.545)	(0.403)	(1.242)
Net asset value, end of period	$13.437	$12.277	$10.733	$13.894	$12.238	$10.838
Total return[3]	9.45%	20.30%	(17.95% )	18.01%	16.89%	25.15%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$65,803	$62,326	$47,789	$57,815	$49,732	$42,023
Ratio of expenses to average net assets[4]	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.32%	0.33%	0.35%	0.33%	0.38%	0.40%
Ratio of net investment income (loss) to average net assets	(0.19% )[5]	1.56%	1.52%	1.03%	1.21%	1.66%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.24% )[5]	1.50%	1.44%	0.97%	1.10%	1.53%
Portfolio turnover	4%	12%	11%	12%	19%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses waived/reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-16

LVIP T. Rowe Price 2050 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2050 Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$12.208	$10.679	$13.827	$12.184	$10.796	$9.681
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.028)	0.151	0.149	0.105	0.102	0.152
Net realized and unrealized gain (loss)	1.165	1.951	(2.682)	2.049	1.663	2.181
Total from investment operations	1.137	2.102	(2.533)	2.154	1.765	2.333
Less dividends and distributions from:
Net investment income	—	(0.152)	(0.173)	(0.327)	(0.197)	(0.194)
Net realized gain	—	(0.421)	(0.442)	(0.184)	(0.180)	(1.024)
Total dividends and distributions	—	(0.573)	(0.615)	(0.511)	(0.377)	(1.218)
Net asset value, end of period	$13.345	$12.208	$10.679	$13.827	$12.184	$10.796
Total return[3]	9.31%	19.99%	(18.15% )	17.70%	16.61%	24.77%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$25,491	$23,339	$19,822	$23,862	$20,276	$16,671
Ratio of expenses to average net assets[4]	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.57%	0.58%	0.60%	0.58%	0.63%	0.65%
Ratio of net investment income (loss) to average net assets	(0.44% )[5]	1.31%	1.27%	0.78%	0.96%	1.41%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.49% )[5]	1.25%	1.19%	0.72%	0.85%	1.28%
Portfolio turnover	4%	12%	11%	12%	19%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses waived/reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-17

LVIP T. Rowe Price 2060 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2060 Fund Standard Class
	Six Months Ended 6/30/24[2] (unaudited)	Year Ended			5/1/20[1] to 12/31/20
		12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.581	$11.630	$15.026	$13.123	$10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.015)	0.252	0.261	0.267	0.190
Net realized and unrealized gain (loss)	1.306	2.104	(2.958)	2.186	3.215
Total from investment operations	1.291	2.356	(2.697)	2.453	3.405
Less dividends and distributions from:
Net investment income	—	(0.206)	(0.229)	(0.338)	(0.236)
Net realized gain	—	(0.199)	(0.470)	(0.212)	(0.046)
Total dividends and distributions	—	(0.405)	(0.699)	(0.550)	(0.282)
Net asset value, end of period	$14.872	$13.581	$11.630	$15.026	$13.123
Total return[4]	9.51%	20.31%	(17.87% )	18.69%	34.06%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$24,496	$19,233	$9,150	$5,127	$871
Ratio of expenses to average net assets[5]	0.27%	0.27%	0.27%	0.27%	0.27%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.55%	0.73%	1.35%	2.81%	12.80%
Ratio of net investment income (loss) to average net assets	(0.21% )[6]	1.98%	2.06%	1.80%	2.42%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.49% )[6]	1.52%	0.98%	(0.74% )	(10.11% )
Portfolio turnover	3%	3%	13%	25%	22%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses waived/reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-18

LVIP T. Rowe Price 2060 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP T. Rowe Price 2060 Fund Service Class
	Six Months Ended 6/30/24[2] (unaudited)	Year Ended			5/1/20[1] to 12/31/20
		12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.545	$11.608	$15.010	$13.116	$10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.033)	0.219	0.230	0.227	0.169
Net realized and unrealized gain (loss)	1.302	2.098	(2.954)	2.186	3.213
Total from investment operations	1.269	2.317	(2.724)	2.413	3.382
Less dividends and distributions from:
Net investment income	—	(0.181)	(0.208)	(0.307)	(0.220)
Net realized gain	—	(0.199)	(0.470)	(0.212)	(0.046)
Total dividends and distributions	—	(0.380)	(0.678)	(0.519)	(0.266)
Net asset value, end of period	$14.814	$13.545	$11.608	$15.010	$13.116
Total return[4]	9.37%	20.00%	(18.07% )	18.39%	33.83%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,060	$1,604	$843	$473	$277
Ratio of expenses to average net assets[5]	0.52%	0.52%	0.52%	0.52%	0.52%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.80%	0.98%	1.60%	3.06%	13.05%
Ratio of net investment income (loss) to average net assets	(0.46% )[6]	1.73%	1.81%	1.55%	2.17%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.74% )[6]	1.27%	0.73%	(0.99% )	(10.36% )
Portfolio turnover	3%	3%	13%	25%	22%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses waived/reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP T. Rowe Price Target Date Funds-19

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP T. Rowe Price 2020 Fund, LVIP T. Rowe Price 2030 Fund, LVIP T. Rowe Price 2040 Fund, LVIP T. Rowe Price 2050 Fund and LVIP T. Rowe Price 2060 Fund (each, a Fund, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Financial Investments Corporation ("LFI") or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment companies, the Funds may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Funds are T. Rowe Price target date funds which are designed for investors planning to retire close to the year indicated in the name of the Fund.
Each Fund’s investment objective is to seek the highest total return over time consistent with an emphasis on both capital growth and income.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023)*, and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2024, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
* May 1, 2020, date of commencement of operations for T.Rowe Price 2060 Fund.
LVIP T. Rowe Price Target Date Funds-20

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of each Fund's investment portfolio, including monitoring of each Fund's investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.19% of each Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
LFI has contractually agreed to reimburse each Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Funds fees and expenses) exceed the following percentages of average daily net assets for each Fund. The reimbursement is accrued daily and received monthly.   This agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Standard Class	0.24%	0.25%	0.26%	0.27%	0.27%
Service Class	0.49%	0.50%	0.51%	0.52%	0.52%
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2024, LFI has not recouped any previously reimbursed expenses of the Funds.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2024	2025	2026	Total
LVIP T. Rowe Price 2020 Fund	$68,308	$75,896	$71,837	$216,041
LVIP T. Rowe Price 2030 Fund	$43,934	$56,544	$51,699	$152,177
LVIP T. Rowe Price 2040 Fund	$36,937	$47,619	$43,020	$127,576
LVIP T. Rowe Price 2050 Fund	$49,806	$56,108	$49,822	$155,736
LVIP T. Rowe Price 2060 Fund	$76,917	$77,843	$69,113	$223,873
T. Rowe Price Associates, Inc. is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Funds, pays T. Rowe Price Associates, Inc. a fee based on each Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Administrative	$4,143	$8,023	$6,651	$3,775	$952
Legal	630	1,221	1,012	574	145
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2024, these fees were as follows:
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Printing and mailing	$197	$471	$533	$486	$208
LVIP T. Rowe Price Target Date Funds-21

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2024, each Fund had receivables due from and liabilities payable to affiliates as follows:
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Expense reimbursement receivable due from LFI	$5,113	$3,534	$2,441	$3,084	$4,831
Management fees payable to LFI	15,275	31,089	25,312	14,494	4,062
Distribution fees payable to LFD	3,159	6,843	8,763	5,205	413
Printing and mailing fees payable to Lincoln Life	44	58	249	26	—
Shareholder servicing fees payable to Lincoln Life	2,331	4,745	3,863	2,212	620
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2024, were as follows:
LVIP T. Rowe Price 2020 Fund
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Number of Shares 06/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-44.82%@
Equity Funds-18.41%@
✧✧LVIP SSGA Mid-Cap Index Fund	$1,778,300	$200,001	$375,001	$76,156	$15,912	$1,695,368	130,233	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	15,010,253	655,000	2,992,999	1,714,099	345,417	14,731,770	483,627	—	—
✧✧LVIP SSGA Small-Cap Index Fund	1,748,364	50,000	485,000	267,052	(253,255)	1,327,161	42,012	—	—
Fixed Income Fund-19.73%@
✧✧LVIP SSGA Bond Index Fund	19,885,901	—	700,000	(155,717)	(6,472)	19,023,712	1,915,396	—	—
International Equity Fund-6.68%@
✧✧LVIP SSGA International Index Fund	6,703,065	99,999	679,999	254,822	68,871	6,446,758	585,590	—	—
Total	$45,125,883	$1,005,000	$5,232,999	$2,156,412	$170,473	$43,224,769		$—	$—

@ As a percentage of Net Assets as of June 30, 2024.
✧✧ Standard Class shares.
LVIP T. Rowe Price Target Date Funds-22

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP T. Rowe Price 2030 Fund
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Number of Shares 06/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-49.35%@
Equity Funds-25.45%@
✧✧LVIP SSGA Mid-Cap Index Fund	$4,762,413	$300,000	$575,000	$38,233	$225,634	$4,751,280	364,978	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	39,828,391	2,500,000	5,995,000	2,568,637	3,171,968	42,073,996	1,381,241	—	—
✧✧LVIP SSGA Small-Cap Index Fund	4,491,129	—	800,000	69,664	(5,291)	3,755,502	118,883	—	—
Fixed Income Fund-14.68%@
✧✧LVIP SSGA Bond Index Fund	28,106,247	1,500,000	249,999	(53,329)	(131,709)	29,171,210	2,937,093	—	—
International Equity Fund-9.22%@
✧✧LVIP SSGA International Index Fund	17,884,954	800,000	1,280,000	218,569	691,300	18,314,823	1,663,623	—	—
Total	$95,073,134	$5,100,000	$8,899,999	$2,841,774	$3,951,902	$98,066,811		$—	$—

@ As a percentage of Net Assets as of June 30, 2024.
✧✧ Standard Class shares.
LVIP T. Rowe Price 2040 Fund
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Number of Shares 06/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-52.38%@
Equity Funds-34.60%@
✧✧LVIP SSGA Mid-Cap Index Fund	$5,144,723	$125,000	$374,999	$(6,852)	$321,659	$5,209,531	400,179	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	44,697,205	1,300,000	5,805,000	777,140	5,612,283	46,581,628	1,529,222	—	—
✧✧LVIP SSGA Small-Cap Index Fund	5,164,997	—	1,150,000	(37,944)	116,577	4,093,630	129,586	—	—
Fixed Income Fund-5.15%@
✧✧LVIP SSGA Bond Index Fund	7,703,816	675,000	—	—	(53,236)	8,325,580	838,258	—	—
International Equity Fund-12.63%@
✧✧LVIP SSGA International Index Fund	20,022,246	640,000	1,300,000	42,117	996,190	20,400,553	1,853,080	—	—
Total	$82,732,987	$2,740,000	$8,629,999	$774,461	$6,993,473	$84,610,922		$—	$—

@ As a percentage of Net Assets as of June 30, 2024.
✧✧ Standard Class shares.
LVIP T. Rowe Price 2050 Fund
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Number of Shares 06/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-51.91%@
Equity Funds-37.47%@
✧✧LVIP SSGA Mid-Cap Index Fund	$3,138,202	$50,000	$69,999	$2,037	$185,940	$3,306,180	253,970	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	26,860,388	775,000	3,255,000	456,571	3,514,812	28,351,771	930,756	—	—
✧✧LVIP SSGA Small-Cap Index Fund	3,171,240	100,000	765,000	39,723	6,105	2,552,068	80,787	—	—
Fixed Income Fund-0.48%@
✧✧LVIP SSGA Bond Index Fund	606,824	—	160,000	(20,422)	13,343	439,745	44,276	—	—
International Equity Fund-13.96%@
✧✧LVIP SSGA International Index Fund	11,843,710	815,000	550,001	712	636,209	12,745,630	1,157,746	—	—
Total	$45,620,364	$1,740,000	$4,800,000	$478,621	$4,356,409	$47,395,394		$—	$—

@ As a percentage of Net Assets as of June 30, 2024.
✧✧ Standard Class shares.
LVIP T. Rowe Price Target Date Funds-23

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP T. Rowe Price 2060 Fund
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Number of Shares 06/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-51.98%@
Equity Funds-37.72%@
✧✧LVIP SSGA Mid-Cap Index Fund	$754,978	$180,500	$19,999	$(3,435)	$50,169	$962,213	73,914	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	6,605,375	935,000	277,000	(6,131)	1,037,575	8,294,819	272,309	—	—
✧✧LVIP SSGA Small-Cap Index Fund	738,008	122,000	115,000	(22,512)	35,786	758,282	24,004	—	—
Fixed Income Fund-0.40%@
✧✧LVIP SSGA Bond Index Fund	117,892	—	10,000	(1,964)	1,080	107,008	10,774	—	—
International Equity Fund-13.86%@
✧✧LVIP SSGA International Index Fund	2,923,228	647,000	50,001	(503)	161,641	3,681,365	334,396	—	—
Total	$11,139,481	$1,884,500	$472,000	$(34,545)	$1,286,251	$13,803,687		$—	$—

@ As a percentage of Net Assets as of June 30, 2024.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2024, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Purchases	$1,521,146	$10,583,766	$6,106,717	$3,980,962	$4,131,214
Sales	8,023,000	11,760,000	12,140,000	6,830,000	598,000
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Cost of investments	$79,067,950	$151,578,491	$105,183,857	$62,772,836	$23,199,125
Aggregate unrealized appreciation of investments	$22,867,744	$56,152,769	$58,098,153	$28,039,731	$3,349,357
Aggregate unrealized depreciation of investments	(3,812,139)	(7,388,782)	(2,380,836)	(558,618)	(67,112)
Net unrealized appreciation of investments	$19,055,605	$48,763,987	$55,717,317	$27,481,113	$3,282,245
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statements of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default
LVIP T. Rowe Price Target Date Funds-24

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2024:
Level 1	LVIP T. Rowe Price 2020 Fund	LVIP T. Rowe Price 2030 Fund	LVIP T. Rowe Price 2040 Fund	LVIP T. Rowe Price 2050 Fund	LVIP T. Rowe Price 2060 Fund
Investments:
Assets:
Affiliated Investment Companies	$43,224,769	$98,066,811	$84,610,922	$47,395,394	$13,803,687
Unaffiliated Investment Companies	54,898,786	102,275,667	76,290,252	42,858,555	12,677,683
Total Investments	$98,123,555	$200,342,478	$160,901,174	$90,253,949	$26,481,370
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP T. Rowe Price 2020 Fund		LVIP T. Rowe Price 2030 Fund		LVIP T. Rowe Price 2040 Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/24	12/31/23	6/30/24	12/31/23	6/30/24	12/31/23
Shares sold:
Standard Class	600,920	2,076,370	2,752,394	4,288,234	1,066,925	2,244,207
Service Class	33,813	74,321	65,453	253,081	83,906	173,111
Shares reinvested:
Standard Class	—	575,943	—	889,952	—	547,076
Service Class	—	102,433	—	179,639	—	188,054
	634,733	2,829,067	2,817,847	5,610,906	1,150,831	3,152,448
Shares redeemed:
Standard Class	(1,233,394)	(2,419,846)	(2,612,932)	(3,759,505)	(1,344,636)	(1,916,402)
Service Class	(112,198)	(239,497)	(151,559)	(462,434)	(174,156)	(310,485)
	(1,345,592)	(2,659,343)	(2,764,491)	(4,221,939)	(1,518,792)	(2,226,887)
Net increase (decrease)	(710,859)	169,724	53,356	1,388,967	(367,961)	925,561

	LVIP T. Rowe Price 2050 Fund		LVIP T. Rowe Price 2060 Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/24	12/31/23	6/30/24	12/31/23
Shares sold:
Standard Class	501,485	1,569,275	311,499	702,600
Service Class	57,400	134,258	29,180	48,380
Shares reinvested:
Standard Class	—	263,080	—	40,450
Service Class	—	90,992	—	3,194
	558,885	2,057,605	340,679	794,624
Shares redeemed:
Standard Class	(681,059)	(1,208,031)	(80,541)	(113,661)
Service Class	(59,105)	(169,635)	(8,508)	(5,836)
	(740,164)	(1,377,666)	(89,049)	(119,497)
Net increase (decrease)	(181,279)	679,939	251,630	675,127
LVIP T. Rowe Price Target Date Funds-25

LVIP T. Rowe Price Target Date Funds
Notes to Financial Statements (continued)
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Funds had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
7. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP T. Rowe Price Target Date Funds-26

LVIP U.S. Growth Allocation Managed Risk Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP U.S. Growth Allocation Managed Risk Fund

LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.99%
INVESTMENT COMPANIES–96.99%
Equity Funds–68.99%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	4,334,395	$265,225,949
LVIP Baron Growth Opportunities Fund	589,846	43,419,155
LVIP Channing Small Cap Value Fund	1,499,977	17,561,733
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	2,743,737	39,657,979
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	4,537,951	54,763,987
LVIP MFS Value Fund	4,892,656	263,753,329
LVIP SSGA Mid-Cap Index Fund	3,461,147	45,057,208
LVIP SSGA Nasdaq-100 Index Fund	961,882	13,421,135
LVIP SSGA S&P 500 Index Fund	11,035,354	336,147,920
LVIP SSGA Small-Cap Index Fund	1,576,077	49,788,268
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	1,977,920	61,529,147
LVIP Wellington SMID Cap Value Fund	3,695,226	95,177,946
		1,285,503,756
Fixed Income Funds–27.53%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	972,230	8,969,798
LVIP JPMorgan Core Bond Fund	15,881,564	156,449,284
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP JPMorgan High Yield Fund	4,070,597	$40,539,075
LVIP Macquarie Bond Fund	14,377,099	167,593,838
LVIP SSGA Bond Index Fund	13,671,960	135,789,910
LVIP SSGA Short-Term Bond Index Fund	357,361	3,587,903
		512,929,808
Global Equity Fund–0.47%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	1,216,795	8,835,150
		8,835,150
Total Affiliated Investments (Cost $1,380,524,397)		1,807,268,714

UNAFFILIATED INVESTMENT–2.90%
INVESTMENT COMPANY–2.90%
Money Market Fund–2.90%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	53,966,952	53,966,952
Total Unaffiliated Investment (Cost $53,966,952)		53,966,952

TOTAL INVESTMENTS–99.89% (Cost $1,434,491,349)	1,861,235,666
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.11%	2,026,144
NET ASSETS APPLICABLE TO 153,795,270 SHARES OUTSTANDING–100.00%	$1,863,261,810

✧✧Standard Class shares.
LVIP U.S. Growth Allocation Managed Risk Fund-1

LVIP U.S. Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
68	E-mini Russell 2000 Index	$7,021,000	$6,901,328	9/20/24	$119,672	$—
155	E-mini S&P 500 Index	42,791,625	42,651,334	9/20/24	140,291	—
36	E-mini S&P MidCap 400 Index	10,649,160	10,546,752	9/20/24	102,408	—
Total Futures Contracts					$362,371	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund-2

LVIP U.S. Growth Allocation Managed Risk Fund
Statement of Assets and Liabilities
June 30, 2024 (unaudited)
ASSETS:
Affiliated investments, at value	$1,807,268,714
Unaffiliated investments, at value	53,966,952
Cash collateral held at broker for futures contracts	2,814,601
Dividends and interest receivable	231,329
Receivable for securities sold	139,080
Receivable for fund shares sold	129,151
Prepaid expenses	4,516
TOTAL ASSETS	1,864,554,343
LIABILITIES:
Due to manager and affiliates	789,708
Payable for fund shares redeemed	272,532
Variation margin due to broker on futures contracts	160,950
Other accrued expenses payable	32,521
Payable for fund accounting fee	23,060
Payable for audit fee	13,762
TOTAL LIABILITIES	1,292,533
TOTAL NET ASSETS	$1,863,261,810
Affiliated investments, at cost	$1,380,524,397
Unaffiliated investments, at cost	53,966,952
Standard Class:
Net Assets	$17,898,953
Shares Outstanding	1,473,596
Net Asset Value Per Share	$12.146
Service Class:
Net Assets	$1,845,362,857
Shares Outstanding	152,321,674
Net Asset Value Per Share	$12.115
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$1,596,922,541
Distributable earnings/(accumulated loss)	266,339,269
TOTAL NET ASSETS	$1,863,261,810
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund-3

LVIP U.S. Growth Allocation Managed Risk Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$1,640,310
EXPENSES:
Management fees	2,275,875
Distribution fees-Service Class	2,254,292
Shareholder servicing fees	264,001
Accounting and administration expenses	113,179
Professional fees	34,629
Trustees’ fees and expenses	28,643
Reports and statements to shareholders	12,543
Custodian fees	6,740
Consulting fees	2,590
Pricing fees	188
Other	22,310
5,014,990
Less:
Management fees waived	(91,035)
Total operating expenses	4,923,955
NET INVESTMENT LOSS	(3,283,645)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Sale of affiliated investments	10,834,955
Futures contracts	6,555,550
Net realized gain	17,390,505
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	111,565,567
Futures contracts	(1,908,090)
Net change in unrealized appreciation (depreciation)	109,657,477
NET REALIZED AND UNREALIZED GAIN	127,047,982
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$123,764,337
See accompanying notes, which are an integral part of the financial statements.

LVIP U.S. Growth Allocation Managed Risk Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(3,283,645)	$19,611,141
Net realized gain (loss)	17,390,505	(22,997,612)
Net change in unrealized appreciation (depreciation)	109,657,477	236,383,416
Net increase in net assets resulting from operations	123,764,337	232,996,945
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(256,205)
Service Class	—	(22,829,341)
	—	(23,085,546)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	448,566	1,416,847
Service Class	43,761,982	87,137,204
Reinvestment of dividends and distributions:
Standard Class	—	256,205
Service Class	—	22,829,341
	44,210,548	111,639,597
Cost of shares redeemed:
Standard Class	(658,237)	(1,638,281)
Service Class	(94,457,251)	(143,270,886)
	(95,115,488)	(144,909,167)
Decrease in net assets derived from capital share transactions	(50,904,940)	(33,269,570)
NET INCREASE IN NET ASSETS	72,859,397	176,641,829
NET ASSETS:
Beginning of period	1,790,402,413	1,613,760,584
End of period	$1,863,261,810	$1,790,402,413
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund-4

LVIP U.S. Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP U.S. Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$11.338	$10.008	$13.421	$12.092	$11.393	$10.250
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.007)	0.150	0.138	0.137	0.140	0.172
Net realized and unrealized gain (loss)	0.815	1.354	(2.840)	1.717	0.822	1.570
Total from investment operations	0.808	1.504	(2.702)	1.854	0.962	1.742
Less dividends and distributions from:
Net investment income	—	(0.174)	(0.155)	(0.358)	(0.202)	(0.177)
Net realized gain	—	—	(0.541)	(0.167)	(0.061)	(0.422)
Total dividends and distributions	—	(0.174)	(0.711)	(0.525)	(0.263)	(0.599)
Net asset value, end of period	$12.146	$11.338	$10.008	$13.421	$12.092	$11.393
Total return[3]	7.13%	15.02%	(20.13% )	15.37%	8.50%	17.18%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$17,899	$16,914	$14,915	$17,656	$14,053	$17,450
Ratio of expenses to average net assets[4]	0.29%	0.30%	0.29%	0.29%	0.29%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.30%	0.31%	0.30%	0.30%	0.30%	0.43%
Ratio of net investment income (loss) to average net assets	(0.11% )[5]	1.41%	1.23%	1.05%	1.25%	1.56%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.12% )[5]	1.40%	1.22%	1.04%	1.24%	1.42%
Portfolio turnover	7%	24%	22%	15%	30%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver/reimbursed by the manager. Performance would have been lower had the waiver/reimbursement not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund-5

LVIP U.S. Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP U.S. Growth Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$11.322	$9.997	$13.406	$12.081	$11.385	$10.248
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.021)	0.123	0.110	0.104	0.112	0.144
Net realized and unrealized gain (loss)	0.814	1.350	(2.835)	1.714	0.820	1.567
Total from investment operations	0.793	1.473	(2.725)	1.818	0.932	1.711
Less dividends and distributions from:
Net investment income	—	(0.148)	(0.128)	(0.326)	(0.175)	(0.152)
Net realized gain	—	—	(0.541)	(0.167)	(0.061)	(0.422)
Total dividends and distributions	—	(0.148)	(0.684)	(0.493)	(0.236)	(0.574)
Net asset value, end of period	$12.115	$11.322	$9.997	$13.406	$12.081	$11.385
Total return[3]	7.00%	14.72%	(20.33% )	15.08%	8.24%	16.88%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,845,363	$1,773,488	$1,598,845	$2,004,437	$1,743,766	$1,498,376
Ratio of expenses to average net assets[4]	0.54%	0.55%	0.54%	0.54%	0.54%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.55%	0.56%	0.55%	0.55%	0.55%	0.68%
Ratio of net investment income (loss) to average net assets	(0.36% )[5]	1.16%	0.98%	0.80%	1.00%	1.31%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.37% )[5]	1.15%	0.97%	0.79%	0.99%	1.17%
Portfolio turnover	7%	24%	22%	15%	30%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver/reimbursed by the manager. Performance would have been lower had the waiver/reimbursement not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund-6

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed  to be a shareholder  of any other series. These financial statements  and the related notes pertain to the LVIP U.S. Growth Allocation Managed Risk Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders.  The Trust is an open-end  investment company. The Fund is a diversified management investment company registered  under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln  Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Financial Investments Corporation ("LFI") or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign  stocks,  bonds and money market instruments. A significant  portion  of the Underlying Funds employ  a passive investment style (i.e. index funds). In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded  futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP U.S. Growth Allocation Managed Risk Fund-7

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.    LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.01% of the Fund’s average daily net assets.   This agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Fund's managed risk strategy. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$77,016
Legal	11,719
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,550 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$366,536
Distribution fees payable to LFD	378,163
Printing and mailing fees payable to Lincoln Life	719
Shareholder servicing fees payable to Lincoln Life	44,290
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP U.S. Growth Allocation Managed Risk Fund-8

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Number of Shares 06/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.99%@
Equity Funds-68.99%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$237,930,948	$2,787,925	$20,857,036	$5,306,538	$40,057,574	$265,225,949	4,334,395	$—	$—
✧✧LVIP Baron Growth Opportunities Fund	43,274,499	3,395,696	2,085,184	94,890	(1,260,746)	43,419,155	589,846	—	—
✧✧LVIP Channing Small Cap Value Fund	18,238,798	202,110	1,437,904	146,698	412,031	17,561,733	1,499,977	—	—
✧✧‡LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	—	38,389,537	411,882	9,388	1,670,936	39,657,979	2,743,737	—	—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	38,902,249	17,416,713	2,999,036	45,406	1,398,655	54,763,987	4,537,951	—	—
×,✧✧LVIP Macquarie U.S. Growth Fund	8,579,936	4,119,134	13,980,225	1,770,091	(488,936)	—	—	—	—
✧✧LVIP MFS Value Fund	256,161,209	3,212,410	12,216,378	550,162	16,045,926	263,753,329	4,892,656	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	46,367,973	515,182	4,567,863	307,826	2,434,090	45,057,208	3,461,147	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	12,061,604	138,703	784,294	131,482	1,873,640	13,421,135	961,882	—	—
✧✧LVIP SSGA S&P 500 Index Fund	313,278,534	3,599,312	26,593,581	6,159,914	39,703,741	336,147,920	11,035,354	—	—
✧✧LVIP SSGA Small-Cap Index Fund	70,191,130	692,115	22,417,873	1,188,235	134,661	49,788,268	1,576,077	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	61,034,920	1,301,566	5,555,558	969,497	3,778,722	61,529,147	1,977,920	—	—
✧✧LVIP Wellington SMID Cap Value Fund	98,327,292	1,430,859	6,030,779	99,903	1,350,671	95,177,946	3,695,226	—	—
Fixed Income Funds-27.53%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	8,276,812	972,969	368,169	(59,537)	147,723	8,969,798	972,230	—	—
✧✧LVIP JPMorgan Core Bond Fund	147,724,929	15,327,190	6,398,780	17,818	(221,873)	156,449,284	15,881,564	—	—
✧✧LVIP JPMorgan High Yield Fund	33,981,972	7,201,572	1,521,020	(154,516)	1,031,067	40,539,075	4,070,597	—	—
✧✧LVIP Macquarie Bond Fund	176,004,169	11,374,126	18,719,326	(4,104,727)	3,039,596	167,593,838	14,377,099	—	—
×,✧✧LVIP PIMCO Low Duration Bond Fund	4,939,836	16,730	4,973,549	69,857	(52,874)	—	—	—	—
✧✧LVIP SSGA Bond Index Fund	131,570,965	10,712,264	5,601,055	(869,029)	(23,235)	135,789,910	13,671,960	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	7,416,459	573,030	4,505,429	(41,347)	145,190	3,587,903	357,361	—	—
Global Equity Fund-0.47%@
✧✧LVIP BlackRock Real Estate Fund	13,571,358	356,466	4,678,088	(803,594)	389,008	8,835,150	1,216,795	—	—
Total	$1,727,835,592	$123,735,609	$166,703,009	$10,834,955	$111,565,567	$1,807,268,714		$—	$—

@ As a percentage of Net Assets as of June 30, 2024.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2023.
× Issuer is no longer an investment of the Fund at June 30, 2024.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$123,735,609
Sales	166,703,009
LVIP U.S. Growth Allocation Managed Risk Fund-9

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$1,434,491,349
Aggregate unrealized appreciation of investments and derivatives	$453,519,560
Aggregate unrealized depreciation of investments and derivatives	(26,412,872)
Net unrealized appreciation of investments and derivatives	$427,106,688
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$1,807,268,714	$—	$—	$1,807,268,714
Unaffiliated Investment Company	53,966,952	—	—	53,966,952
Total Investments	$1,861,235,666	$—	$—	$1,861,235,666
Derivatives:
Assets:
Futures Contracts	$362,371	$—	$—	$362,371
There were no Level 3 investments at the beginning or end of the period.
LVIP U.S. Growth Allocation Managed Risk Fund-10

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	37,975	133,528
Service Class	3,729,138	8,237,073
Shares reinvested:
Standard Class	—	22,502
Service Class	—	2,007,681
	3,767,113	10,400,784
Shares redeemed:
Standard Class	(56,219)	(154,466)
Service Class	(8,043,550)	(13,546,246)
	(8,099,769)	(13,700,712)
Net decrease	(4,332,656)	(3,299,928)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$362,371	Variation margin due to broker on futures contracts	$—

LVIP U.S. Growth Allocation Managed Risk Fund-11

LVIP U.S. Growth Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$6,555,550	$(1,908,090)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$57,270,028	$—
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP U.S. Growth Allocation Managed Risk Fund-12

LVIP Vanguard Allocation Funds
LVIP Vanguard Bond Allocation Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP Vanguard Allocation Funds

LVIP Vanguard Bond Allocation Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.07%
Fixed Income Funds–99.86%
Vanguard Core Bond Fund	21,318,695	$377,767,280
Vanguard Intermediate-Term Bond ETF	1,877,684	140,619,755
Vanguard Long-Term Bond ETF	2,156,593	151,586,922
Vanguard Mortgage-Backed Securities ETF	3,253,806	147,722,792
Vanguard Short-Term Bond ETF	3,300,120	253,119,204
Vanguard Total International Bond ETF	3,859,143	187,824,490
		1,258,640,443
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–0.21%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	2,622,110	$2,622,110
		2,622,110
Total Investment Companies (Cost $1,426,243,272)		1,261,262,553

TOTAL INVESTMENTS–100.07% (Cost $1,426,243,272)	1,261,262,553
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(876,201)
NET ASSETS APPLICABLE TO 137,916,932 SHARES OUTSTANDING–100.00%	$1,260,386,352
NET ASSET VALUE PER SHARE–LVIP VANGUARD BOND ALLOCATION FUND STANDARD CLASS ($257,509,701 / 28,134,852 Shares)	$9.153
NET ASSET VALUE PER SHARE–LVIP VANGUARD BOND ALLOCATION FUND SERVICE CLASS ($1,002,876,651 / 109,782,080 Shares)	$9.135
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$1,437,128,774
Distributable earnings/(accumulated loss)	(176,742,422)
TOTAL NET ASSETS	$1,260,386,352

★Includes $2,156,440 payable for securities purchased, $302,533 payable for fund shares redeemed, $11,515 other accrued expenses payable,
$495,030 due to manager and affiliates, $11,398 payable for audit fee and $16,306 payable for fund accounting fee as of June 30, 2024.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-1

LVIP Vanguard Domestic Equity ETF Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.63%
Equity Funds–99.63%
Vanguard Dividend Appreciation ETF	539,322	$98,453,231
Vanguard Mega Cap 300 Growth ETF	909,779	285,861,660
Vanguard Mega Cap 300 Value ETF	1,922,492	227,815,302
Vanguard Mid-Cap Growth ETF	176,779	40,581,387
Vanguard Mid-Cap Value ETF	264,002	39,713,821
Vanguard Real Estate ETF	129,812	10,873,053
Vanguard Small-Cap Growth ETF	149,752	37,457,468
Vanguard Small-Cap Value ETF	200,295	36,557,843
Vanguard Total Stock Market ETF	1,280,004	342,413,870
Total Investment Companies (Cost $482,820,799)		1,119,727,635

TOTAL INVESTMENTS–99.63% (Cost $482,820,799)	1,119,727,635
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.37%	4,109,679
NET ASSETS APPLICABLE TO 31,565,815 SHARES OUTSTANDING–100.00%	$1,123,837,314
NET ASSET VALUE PER SHARE–LVIP VANGUARD DOMESTIC EQUITY ETF FUND STANDARD CLASS ($575,023,734 / 16,127,658 Shares)	$35.655
NET ASSET VALUE PER SHARE–LVIP VANGUARD DOMESTIC EQUITY ETF FUND SERVICE CLASS ($548,813,580 / 15,438,157 Shares)	$35.549
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$479,840,385
Distributable earnings/(accumulated loss)	643,996,929
TOTAL NET ASSETS	$1,123,837,314

★Includes $1,594,310 payable for fund shares redeemed, $9,392 other accrued expenses payable, $321,816 due to manager and affiliates,
$833,777 due to custodian, $11,398 payable for audit fee and $14,773 payable for fund accounting fee as of June 30, 2024.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-2

LVIP Vanguard International Equity ETF Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.03%
International Equity Funds–100.03%
Vanguard FTSE All World ex-US Small-Cap ETF	274,554	$32,257,349
Vanguard FTSE All-World ex-US ETF	2,955,841	173,330,516
Vanguard FTSE Developed Markets ETF	3,104,621	153,430,370
Vanguard FTSE Emerging Markets ETF	1,926,509	84,304,034
Vanguard FTSE European ETF	1,233,369	82,352,048
Vanguard FTSE Pacific ETF	1,224,822	90,857,296
Vanguard Global ex-U.S. Real Estate ETF	616,161	24,997,652
Total Investment Companies (Cost $541,622,835)		641,529,265

TOTAL INVESTMENTS–100.03% (Cost $541,622,835)	641,529,265
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(187,489)
NET ASSETS APPLICABLE TO 52,394,589 SHARES OUTSTANDING–100.00%	$641,341,776
NET ASSET VALUE PER SHARE–LVIP VANGUARD INTERNATIONAL EQUITY ETF FUND STANDARD CLASS ($307,913,467 / 25,118,349 Shares)	$12.259
NET ASSET VALUE PER SHARE–LVIP VANGUARD INTERNATIONAL EQUITY ETF FUND SERVICE CLASS ($333,428,309 / 27,276,240 Shares)	$12.224
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$559,969,587
Distributable earnings/(accumulated loss)	81,372,189
TOTAL NET ASSETS	$641,341,776

★Includes $840,112 payable for fund shares redeemed, $8,535 other accrued expenses payable, $191,672 due to manager and affiliates,
$1,585,302 due to custodian, $11,398 payable for audit fee and $14,686 payable for fund accounting fee as of June 30, 2024.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-3

LVIP Vanguard Allocation Funds
Statements of Operations
Six Months Ended June 30, 2024 (unaudited)
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$20,555,265	$7,959,825	$7,240,717
EXPENSES:
Management fees	1,524,587	1,339,450	783,984
Distribution fees-Service Class	1,217,777	660,066	411,785
Shareholder servicing fees	176,852	155,376	90,942
Accounting and administration expenses	76,282	67,189	45,378
Professional fees	26,355	24,905	20,838
Trustees’ fees and expenses	19,198	16,517	9,690
Reports and statements to shareholders	12,190	8,278	7,061
Custodian fees	2,687	3,400	2,167
Consulting fees	1,519	1,456	1,314
Pricing fees	31	46	36
Other	11,321	12,826	7,906
	3,068,799	2,289,509	1,381,101
Less:
Management fees waived	—	(267,890)	(156,797)
Total operating expenses	3,068,799	2,021,619	1,224,304
NET INVESTMENT INCOME	17,486,466	5,938,206	6,016,413
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from investments	(3,428,247)	6,806,026	(897,470)
Net change in unrealized appreciation (depreciation) of:
Investments	(23,584,167)	111,977,945	23,351,195
NET REALIZED AND UNREALIZED GAIN (LOSS)	(27,012,414)	118,783,971	22,453,725
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,525,948)	$124,722,177	$28,470,138
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-4

LVIP Vanguard Allocation Funds
Statements of Changes in Net Assets
	LVIP Vanguard Bond Allocation Fund		LVIP Vanguard Domestic Equity ETF Fund		LVIP Vanguard International Equity ETF Fund
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$17,486,466	$35,504,842	$5,938,206	$11,522,462	$6,016,413	$17,022,704
Net realized gain (loss)	(3,428,247)	(9,051,126)	6,806,026	6,841,716	(897,470)	(5,996,889)
Net change in unrealized appreciation (depreciation)	(23,584,167)	37,069,383	111,977,945	189,832,391	23,351,195	69,076,621
Net increase (decrease) in net assets resulting from operations	(9,525,948)	63,523,099	124,722,177	208,196,569	28,470,138	80,102,436
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(7,483,781)	—	(9,406,603)	—	(8,411,703)
Service Class	—	(28,025,035)	—	(8,207,851)	—	(8,599,308)
Return of capital:
Standard Class	—	(263)	—	—	—	—
Service Class	—	(1,088)	—	—	—	—
	—	(35,510,167)	—	(17,614,454)	—	(17,011,011)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	34,718,971	48,007,443	39,927,152	59,087,640	31,174,718	46,370,163
Service Class	91,986,698	139,722,224	23,326,087	69,805,535	21,396,081	44,498,007
Reinvestment of dividends and distributions:
Standard Class	—	7,484,044	—	9,406,603	—	8,411,703
Service Class	—	28,026,123	—	8,207,851	—	8,599,308
	126,705,669	223,239,834	63,253,239	146,507,629	52,570,799	107,879,181
Cost of shares redeemed:
Standard Class	(13,506,312)	(22,230,780)	(44,981,713)	(62,082,413)	(27,439,149)	(39,579,189)
Service Class	(39,715,061)	(83,657,865)	(47,785,995)	(83,767,951)	(24,023,736)	(47,998,402)
	(53,221,373)	(105,888,645)	(92,767,708)	(145,850,364)	(51,462,885)	(87,577,591)
Increase (decrease) in net assets derived from capital share transactions	73,484,296	117,351,189	(29,514,469)	657,265	1,107,914	20,301,590
NET INCREASE IN NET ASSETS	63,958,348	145,364,121	95,207,708	191,239,380	29,578,052	83,393,015
NET ASSETS:
Beginning of period	1,196,428,004	1,051,063,883	1,028,629,606	837,390,226	611,763,724	528,370,709
End of period	$1,260,386,352	$1,196,428,004	$1,123,837,314	$1,028,629,606	$641,341,776	$611,763,724
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-5

LVIP Vanguard Bond Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard Bond Allocation Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$9.221	$8.981	$10.878	$11.206	$10.766	$10.268
Income (loss) from investment operations:
Net investment income[2]	0.139	0.312	0.195	0.160	0.168	0.267
Net realized and unrealized gain (loss)	(0.207)	0.228	(1.649)	(0.303)	0.444	0.501
Total from investment operations	(0.068)	0.540	(1.454)	(0.143)	0.612	0.768
Less dividends and distributions from:
Net investment income	—	(0.300)	(0.195)	(0.158)	(0.164)	(0.269)
Net realized gain	—	—	(0.248)	(0.027)	(0.008)	(0.001)
Total dividends and distributions	—	(0.300)	(0.443)	(0.185)	(0.172)	(0.270)
Net asset value, end of period	$9.153	$9.221	$8.981	$10.878	$11.206	$10.766
Total return[3]	(0.74% )	6.00%	(13.37% )	(1.29% )	5.68%	7.48%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$257,510	$237,906	$199,220	$227,649	$188,656	$151,894
Ratio of expenses to average net assets[4]	0.30%	0.31%	0.30%	0.28%	0.26%	0.26%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.30%	0.31%	0.30%	0.30%	0.31%	0.31%
Ratio of net investment income to average net assets	3.07% [5]	3.41%	2.00%	1.45%	1.50%	2.49%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.07% [5]	3.41%	2.00%	1.43%	1.45%	2.44%
Portfolio turnover	1%	4%	10%	88%	13%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-6

LVIP Vanguard Bond Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard Bond Allocation Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$9.214	$8.976	$10.871	$11.201	$10.763	$10.268
Income (loss) from investment operations:
Net investment income[2]	0.127	0.288	0.171	0.132	0.140	0.240
Net realized and unrealized gain (loss)	(0.206)	0.228	(1.648)	(0.304)	0.443	0.500
Total from investment operations	(0.079)	0.516	(1.477)	(0.172)	0.583	0.740
Less dividends and distributions from:
Net investment income	—	(0.278)	(0.170)	(0.131)	(0.137)	(0.244)
Net realized gain	—	—	(0.248)	(0.027)	(0.008)	(0.001)
Total dividends and distributions	—	(0.278)	(0.418)	(0.158)	(0.145)	(0.245)
Net asset value, end of period	$9.135	$9.214	$8.976	$10.871	$11.201	$10.763
Total return[3]	(0.86% )	5.73%	(13.58% )	(1.54% )	5.42%	7.20%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,002,877	$958,522	$851,844	$1,030,920	$923,509	$823,566
Ratio of expenses to average net assets[4]	0.55%	0.56%	0.55%	0.53%	0.51%	0.51%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.55%	0.56%	0.55%	0.55%	0.56%	0.56%
Ratio of net investment income to average net assets	2.82% [5]	3.16%	1.75%	1.20%	1.25%	2.24%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.82% [5]	3.16%	1.75%	1.18%	1.20%	2.19%
Portfolio turnover	1%	4%	10%	88%	13%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-7

LVIP Vanguard Domestic Equity ETF Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard Domestic Equity ETF Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$31.738	$25.816	$32.366	$26.296	$22.284	$17.549
Income (loss) from investment operations:
Net investment income[2]	0.207	0.394	0.356	0.322	0.331	0.336
Net realized and unrealized gain (loss)	3.710	6.115	(6.431)	6.438	4.081	4.964
Total from investment operations	3.917	6.509	(6.075)	6.760	4.412	5.300
Less dividends and distributions from:
Net investment income	—	(0.400)	(0.352)	(0.379)	(0.329)	(0.334)
Net realized gain	—	(0.187)	(0.123)	(0.311)	(0.071)	(0.231)
Total dividends and distributions	—	(0.587)	(0.475)	(0.690)	(0.400)	(0.565)
Net asset value, end of period	$35.655	$31.738	$25.816	$32.366	$26.296	$22.284
Total return[3]	12.34%	25.22%	(18.74% )	25.74%	19.82%	30.29%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$575,024	$516,504	$414,472	$473,107	$372,061	$283,135
Ratio of expenses to average net assets[4]	0.25%	0.26%	0.26%	0.25%	0.26%	0.26%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.30%	0.31%	0.31%	0.30%	0.31%	0.31%
Ratio of net investment income to average net assets	1.24% [5]	1.37%	1.28%	1.08%	1.47%	1.64%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.19% [5]	1.32%	1.23%	1.03%	1.42%	1.59%
Portfolio turnover	2%	10%	13%	13%	15%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-8

LVIP Vanguard Domestic Equity ETF Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard Domestic Equity ETF Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$31.684	$25.779	$32.314	$26.260	$22.262	$17.538
Income (loss) from investment operations:
Net investment income[2]	0.164	0.321	0.286	0.246	0.274	0.284
Net realized and unrealized gain (loss)	3.701	6.098	(6.416)	6.423	4.067	4.954
Total from investment operations	3.865	6.419	(6.130)	6.669	4.341	5.238
Less dividends and distributions from:
Net investment income	—	(0.327)	(0.282)	(0.304)	(0.272)	(0.283)
Net realized gain	—	(0.187)	(0.123)	(0.311)	(0.071)	(0.231)
Total dividends and distributions	—	(0.514)	(0.405)	(0.615)	(0.343)	(0.514)
Net asset value, end of period	$35.549	$31.684	$25.779	$32.314	$26.260	$22.262
Total return[3]	12.20%	24.91%	(18.95% )	25.42%	19.53%	29.96%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$548,814	$512,126	$422,918	$531,395	$435,348	$375,597
Ratio of expenses to average net assets[4]	0.50%	0.51%	0.51%	0.50%	0.51%	0.51%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.55%	0.56%	0.56%	0.55%	0.56%	0.56%
Ratio of net investment income to average net assets	0.99% [5]	1.12%	1.03%	0.83%	1.22%	1.39%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.94% [5]	1.07%	0.98%	0.78%	1.17%	1.34%
Portfolio turnover	2%	10%	13%	13%	15%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-9

LVIP Vanguard International Equity ETF Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard International Equity ETF Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$11.714	$10.457	$12.901	$12.454	$11.453	$9.645
Income (loss) from investment operations:
Net investment income[2]	0.122	0.358	0.293	0.396	0.216	0.336
Net realized and unrealized gain (loss)	0.423	1.249	(2.441)	0.626	1.030	1.804
Total from investment operations	0.545	1.607	(2.148)	1.022	1.246	2.140
Less dividends and distributions from:
Net investment income	—	(0.350)	(0.284)	(0.364)	(0.245)	(0.332)
Net realized gain	—	—	(0.012)	(0.211)	—	—
Return of capital	—	—	(— )[3]	—	—	—
Total dividends and distributions	—	(0.350)	(0.296)	(0.575)	(0.245)	(0.332)
Net asset value, end of period	$12.259	$11.714	$10.457	$12.901	$12.454	$11.453
Total return[4]	4.64%	15.36%	(16.62% )	8.16%	10.89%	22.20%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$307,913	$290,532	$245,817	$265,041	$213,262	$167,736
Ratio of expenses to average net assets[5]	0.26%	0.27%	0.26%	0.26%	0.27%	0.27%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.31%	0.32%	0.31%	0.31%	0.32%	0.32%
Ratio of net investment income to average net assets	2.05% [6]	3.18%	2.66%	2.97%	2.02%	3.12%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.00% [6]	3.13%	2.61%	2.92%	1.97%	3.07%
Portfolio turnover	4%	8%	6%	6%	19%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount rounds to less than $(0.001) per share.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-10

LVIP Vanguard International Equity ETF Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Vanguard International Equity ETF Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$11.695	$10.443	$12.883	$12.440	$11.445	$9.641
Income (loss) from investment operations:
Net investment income[2]	0.107	0.329	0.265	0.361	0.189	0.309
Net realized and unrealized gain (loss)	0.422	1.245	(2.436)	0.626	1.024	1.801
Total from investment operations	0.529	1.574	(2.171)	0.987	1.213	2.110
Less dividends and distributions from:
Net investment income	—	(0.322)	(0.257)	(0.333)	(0.218)	(0.306)
Net realized gain	—	—	(0.012)	(0.211)	—	—
Return of capital	—	—	(— )[3]	—	—	—
Total dividends and distributions	—	(0.322)	(0.269)	(0.544)	(0.218)	(0.306)
Net asset value, end of period	$12.224	$11.695	$10.443	$12.883	$12.440	$11.445
Total return[4]	4.52%	15.07%	(16.83% )	7.89%	10.61%	21.90%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$333,428	$321,232	$282,554	$330,229	$281,429	$255,198
Ratio of expenses to average net assets[5]	0.51%	0.52%	0.51%	0.51%	0.52%	0.52%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.56%	0.57%	0.56%	0.56%	0.57%	0.57%
Ratio of net investment income to average net assets	1.80% [6]	2.93%	2.41%	2.72%	1.77%	2.87%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.75% [6]	2.88%	2.36%	2.67%	1.72%	2.82%
Portfolio turnover	4%	8%	6%	6%	19%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount rounds to less than $(0.001) per share.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Vanguard Allocation Funds-11

LVIP Vanguard Allocation Funds
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Vanguard Bond Allocation Fund , LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells their shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The LVIP Vanguard Bond Allocation Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign fixed-income securities. The Underlying Funds and ETFs will primarily be those of The Vanguard Group, Inc. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments.
The LVIP Vanguard Domestic Equity ETF Fund and the LVIP Vanguard International Equity ETF Fund operate under a fund of funds structure and invest a significant portion of their assets in ETFs which, in turn, invest in U.S. and foreign stocks and money market instruments. The underlying ETFs will primarily be Vanguard ETFs®. In addition to ETFs investments, the Funds may invest in individual securities, such as money market instruments.
Financial statements for the Underlying Funds and the underlying ETFs can be found at www.sec.gov.
The investment objective of the LVIP Vanguard Bond Allocation Fund is to seek total return consistent with the preservation of capital. Total return is comprised of income and capital appreciation.
The investment objective of the LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund is to seek long-term capital appreciation.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2024, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Vanguard Allocation Funds-12

LVIP Vanguard Allocation Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Financial Investments Corporation ("LFI") is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Funds' investment portfolios, including monitoring of the Funds' investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.05% of each of the LVIP Vanguard Domestic Equity ETF Fund and LVIP Vanguard International Equity ETF Fund's average daily net assets.   This agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Administrative	$51,442	$44,989	$26,399
Legal	7,827	6,845	4,017
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2024, these fees were as follows:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Printing and mailing	$5,840	$2,723	$3,258
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds and ETFs in which they invest. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.
LVIP Vanguard Allocation Funds-13

LVIP Vanguard Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2024, each Fund had liabilities payable to affiliates as follows:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Management fees payable to LFI	$258,894	$183,254	$105,812
Distribution fees payable to LFD	206,104	111,990	69,112
Printing and mailing fees payable to Lincoln Life	—	—	1,405
Shareholder servicing fees payable to Lincoln Life	30,032	26,572	15,343
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Purchases	$105,987,295	$18,497,170	$29,903,298
Sales	14,902,393	47,777,787	23,245,101
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Cost of investments	$1,426,243,272	$482,820,799	$541,622,835
Aggregate unrealized appreciation of investments	$—	$636,906,836	$104,306,515
Aggregate unrealized depreciation of investments	(164,980,719)	—	(4,400,085)
Net Unrealized Appreciation (Depreciation) of investments	$(164,980,719)	$636,906,836	$99,906,430
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statements of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments)
LVIP Vanguard Allocation Funds-14

LVIP Vanguard Allocation Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
(e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2024:
Level 1	LVIP Vanguard Bond Allocation Fund	LVIP Vanguard Domestic Equity ETF Fund	LVIP Vanguard International Equity ETF Fund
Investments:
Assets:
Investment Companies	$1,261,262,553	$1,119,727,635	$641,529,265
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP Vanguard Bond Allocation Fund		LVIP Vanguard Domestic Equity ETF Fund		LVIP Vanguard International Equity ETF Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/24	12/31/23	6/30/24	12/31/23	6/30/24	12/31/23
Shares sold:
Standard Class	3,818,274	5,251,961	1,177,270	2,043,966	2,594,530	4,109,477
Service Class	10,127,095	15,318,100	692,529	2,406,905	1,811,311	3,965,122
Shares reinvested:
Standard Class	—	807,778	—	296,902	—	718,826
Service Class	—	3,026,916	—	259,743	—	735,990
	13,945,369	24,404,755	1,869,799	5,007,516	4,405,841	9,529,415
Shares redeemed:
Standard Class	(1,484,890)	(2,441,812)	(1,323,549)	(2,121,567)	(2,278,778)	(3,532,481)
Service Class	(4,369,069)	(9,220,163)	(1,418,108)	(2,908,123)	(2,001,422)	(4,290,501)
	(5,853,959)	(11,661,975)	(2,741,657)	(5,029,690)	(4,280,200)	(7,822,982)
Net increase (decrease)	8,091,410	12,742,780	(871,858)	(22,174)	125,641	1,706,433
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Funds had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
LVIP Vanguard Allocation Funds-15

LVIP Vanguard Allocation Funds
Notes to Financial Statements (continued)
7. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP Vanguard Allocation Funds-16

LVIP Wellington Capital Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP Wellington Capital Growth Fund

LVIP Wellington Capital Growth Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.96%
Aerospace & Defense–2.59%
Airbus SE ADR	113,203	$3,876,071
General Dynamics Corp.	29,614	8,592,206
General Electric Co.	55,760	8,864,167
		21,332,444
Automobiles–1.46%
†Tesla, Inc.	60,906	12,052,079
		12,052,079
Biotechnology–0.85%
†Vertex Pharmaceuticals, Inc.	14,879	6,974,085
		6,974,085
Broadline Retail–6.84%
†Amazon.com, Inc.	291,737	56,378,175
		56,378,175
Capital Markets–5.49%
ARES Management Corp. Class A	68,492	9,128,614
KKR & Co., Inc.	95,485	10,048,841
Morgan Stanley	58,437	5,679,492
MSCI, Inc.	4,309	2,075,861
S&P Global, Inc.	25,438	11,345,348
Tradeweb Markets, Inc. Class A	65,944	6,990,064
		45,268,220
Commercial Services & Supplies–1.52%
†Copart, Inc.	151,099	8,183,522
Waste Connections, Inc.	24,591	4,312,278
		12,495,800
Consumer Finance–0.99%
American Express Co.	35,398	8,196,407
		8,196,407
Entertainment–3.07%
†Netflix, Inc.	24,320	16,413,081
†Spotify Technology SA	28,444	8,925,443
		25,338,524
Financial Services–3.25%
†Corpay, Inc.	13,727	3,657,010
Mastercard, Inc. Class A	42,795	18,879,442
Visa, Inc. Class A	16,084	4,221,568
		26,758,020
Ground Transportation–1.60%
†Uber Technologies, Inc.	182,111	13,235,827
		13,235,827
Health Care Equipment & Supplies–1.46%
†Boston Scientific Corp.	65,690	5,058,787
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Stryker Corp.	20,640	$7,022,760
		12,081,547
Health Care Providers & Services–1.99%
UnitedHealth Group, Inc.	32,157	16,376,274
		16,376,274
Health Care REITs–1.42%
Welltower, Inc.	112,348	11,712,279
		11,712,279
Hotels, Restaurants & Leisure–2.66%
†Chipotle Mexican Grill, Inc.	76,108	4,768,166
†DraftKings, Inc. Class A	189,869	7,247,300
Hilton Worldwide Holdings, Inc.	45,279	9,879,878
		21,895,344
Interactive Media & Services–10.55%
Alphabet, Inc. Class C	335,968	61,623,251
Meta Platforms, Inc. Class A	50,237	25,330,500
		86,953,751
IT Services–1.58%
†Gartner, Inc.	12,602	5,659,054
†MongoDB, Inc.	29,504	7,374,820
		13,033,874
Life Sciences Tools & Services–1.29%
Danaher Corp.	33,008	8,247,049
†Mettler-Toledo International, Inc.	1,705	2,382,891
		10,629,940
Pharmaceuticals–4.77%
Eli Lilly & Co.	33,591	30,412,619
Zoetis, Inc.	51,402	8,911,051
		39,323,670
Professional Services–0.73%
TransUnion	81,016	6,008,146
		6,008,146
Semiconductors & Semiconductor Equipment–23.91%
†Advanced Micro Devices, Inc.	131,125	21,269,786
†ARM Holdings PLC ADR	10,085	1,650,108
ASML Holding NV	9,808	10,030,936
Broadcom, Inc.	24,442	39,242,364
KLA Corp.	9,311	7,677,013
Marvell Technology, Inc.	294,238	20,567,236
Microchip Technology, Inc.	112,724	10,314,246
Micron Technology, Inc.	71,799	9,443,722
Monolithic Power Systems, Inc.	17,278	14,196,987
NVIDIA Corp.	317,453	39,218,144
LVIP Wellington Capital Growth Fund-1

LVIP Wellington Capital Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.	117,878	$23,478,940
		197,089,482
Software–14.36%
†Cadence Design Systems, Inc.	16,952	5,216,978
Intuit, Inc.	17,888	11,756,173
Microsoft Corp.	197,496	88,270,837
Salesforce, Inc.	9,407	2,418,540
†ServiceNow, Inc.	13,590	10,690,845
		118,353,373
Specialized REITs–0.97%
Equinix, Inc.	10,565	7,993,479
		7,993,479
Specialty Retail–1.94%
†O'Reilly Automotive, Inc.	4,643	4,903,287
TJX Cos., Inc.	100,681	11,084,978
		15,988,265
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–4.67%
Apple, Inc.	182,988	$38,540,932
		38,540,932
Total Common Stock (Cost $432,166,025)		824,009,937

MONEY MARKET FUND–0.19%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.25%)	1,561,291	1,561,291
Total Money Market Fund (Cost $1,561,291)		1,561,291

TOTAL INVESTMENTS–100.15% (Cost $433,727,316)	825,571,228
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.15%)	(1,222,838)
NET ASSETS APPLICABLE TO 12,532,881 SHARES OUTSTANDING–100.00%	$824,348,390
NET ASSET VALUE PER SHARE–LVIP WELLINGTON CAPITAL GROWTH FUND STANDARD CLASS ($384,338,751 / 5,645,506 Shares)	$68.079
NET ASSET VALUE PER SHARE–LVIP WELLINGTON CAPITAL GROWTH FUND SERVICE CLASS ($440,009,639 / 6,887,375 Shares)	$63.886
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$298,977,027
Distributable earnings/(accumulated loss)	525,371,363
TOTAL NET ASSETS	$824,348,390

†Non-income producing.

★Includes $3,959,906 payable for fund shares redeemed, $14,619 other accrued expenses payable, $528,152 due to manager and affiliates,
$13,762 payable for audit fee and $35,214 payable for fund accounting fee as of June 30, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington Capital Growth Fund-2

LVIP Wellington Capital Growth Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$2,672,674
Foreign taxes withheld	(20,223)
2,652,451
EXPENSES:
Management fees	2,649,796
Distribution fees-Service Class	532,497
Shareholder servicing fees	114,339
Accounting and administration expenses	73,549
Professional fees	24,986
Reports and statements to shareholders	12,826
Trustees’ fees and expenses	12,039
Custodian fees	3,411
Consulting fees	1,362
Pricing fees	426
Other	15,466
3,440,697
Less:
Management fees waived	(201,401)
Total operating expenses	3,239,296
NET INVESTMENT LOSS	(586,845)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	104,310,913
Foreign currencies	(25)
Net realized gain	104,310,888
Net change in unrealized appreciation (depreciation) of investments	28,525,272
NET REALIZED AND UNREALIZED GAIN	132,836,160
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$132,249,315
See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington Capital Growth Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(586,845)	$(917,801)
Net realized gain	104,310,888	35,349,778
Net change in unrealized appreciation (depreciation)	28,525,272	187,054,429
Net increase in net assets resulting from operations	132,249,315	221,486,406
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(4,655,757)
Service Class	—	(6,151,001)
	—	(10,806,758)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	15,678,854	26,056,027
Service Class	15,364,877	25,389,543
Reinvestment of dividends and distributions:
Standard Class	—	4,655,757
Service Class	—	6,151,001
	31,043,731	62,252,328
Cost of shares redeemed:
Standard Class	(28,253,102)	(48,313,293)
Service Class	(53,504,659)	(90,275,322)
	(81,757,761)	(138,588,615)
Decrease in net assets derived from capital share transactions	(50,714,030)	(76,336,287)
NET INCREASE IN NET ASSETS	81,535,285	134,343,361
NET ASSETS:
Beginning of period	742,813,105	608,469,744
End of period	$824,348,390	$742,813,105
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington Capital Growth Fund-3

LVIP Wellington Capital Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Wellington Capital Growth Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$57.544	$42.127	$79.347	$74.780	$56.741	$43.556
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.004)	0.003	(0.055)	(0.237)	(0.103)	(0.006)
Net realized and unrealized gain (loss)	10.539	16.216	(26.286)	13.140	23.994	17.676
Total from investment operations	10.535	16.219	(26.341)	12.903	23.891	17.670
Less dividends and distributions from:
Net realized gain	—	(0.802)	(10.879)	(8.336)	(5.852)	(4.485)
Total dividends and distributions	—	(0.802)	(10.879)	(8.336)	(5.852)	(4.485)
Net asset value, end of period	$68.079	$57.544	$42.127	$79.347	$74.780	$56.741
Total return[3]	18.31%	38.70%	(33.33% )	17.12%	43.03%	41.38%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$384,339	$335,903	$260,526	$380,982	$333,154	$235,426
Ratio of expenses to average net assets	0.69%	0.70%	0.71%	0.70%	0.71%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.74%	0.75%	0.74%	0.73%	0.74%	0.76%
Ratio of net investment loss to average net assets	(0.02% )	—	(0.10% )	(0.29% )	(0.16% )	(0.01% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.07% )	(0.05% )	(0.13% )	(0.32% )	(0.19% )	(0.04% )
Portfolio turnover	43%	40%	38%	32%	27%	30%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington Capital Growth Fund-4

LVIP Wellington Capital Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Wellington Capital Growth Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$54.067	$39.719	$75.915	$72.024	$54.949	$42.392
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.078)	(0.115)	(0.187)	(0.420)	(0.256)	(0.135)
Net realized and unrealized gain (loss)	9.897	15.265	(25.130)	12.647	23.183	17.177
Total from investment operations	9.819	15.150	(25.317)	12.227	22.927	17.042
Less dividends and distributions from:
Net realized gain	—	(0.802)	(10.879)	(8.336)	(5.852)	(4.485)
Total dividends and distributions	—	(0.802)	(10.879)	(8.336)	(5.852)	(4.485)
Net asset value, end of period	$63.886	$54.067	$39.719	$75.915	$72.024	$54.949
Total return[3]	18.16%	38.35%	(33.49% )	16.82%	42.67%	41.03%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$440,010	$406,910	$347,944	$536,260	$529,852	$419,005
Ratio of expenses to average net assets	0.94%	0.95%	0.96%	0.95%	0.96%	0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.99%	1.00%	0.99%	0.98%	0.99%	1.01%
Ratio of net investment loss to average net assets	(0.27% )	(0.25% )	(0.35% )	(0.54% )	(0.41% )	(0.26% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.32% )	(0.30% )	(0.38% )	(0.57% )	(0.44% )	(0.29% )
Portfolio turnover	43%	40%	38%	32%	27%	30%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington Capital Growth Fund-5

LVIP Wellington Capital Growth Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Wellington Capital Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital growth. Realization of income is not a significant investment consideration and any income realized will be incidental.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP Wellington Capital Growth Fund-6

LVIP Wellington Capital Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $1,083 for the six months ended June 30, 2024. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the first $100 million of the Fund's average daily net assets; 0.70% of the next $150 million; 0.65% of the next $750 million; and 0.60% of the Fund's average daily net assets in excess of $1 billion.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.04% on the first $500 million of the Fund’s average daily net assets and 0.07% of the Fund’s average daily net assets in excess of $500 million.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Wellington Management Company LLP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$33,038
Legal	5,027
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Wellington Capital Growth Fund-7

LVIP Wellington Capital Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $7,742 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$416,981
Distribution fees payable to LFD	89,707
Printing and mailing fees payable to Lincoln Life	1,947
Shareholder servicing fees payable to Lincoln Life	19,517
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2024, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$336,377,469
Sales	384,716,980
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$433,727,316
Aggregate unrealized appreciation of investments	$396,250,481
Aggregate unrealized depreciation of investments	(4,406,569)
Net unrealized appreciation of investments	$391,843,912
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted
LVIP Wellington Capital Growth Fund-8

LVIP Wellington Capital Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$824,009,937	$—	$—	$824,009,937
Money Market Fund	1,561,291	—	—	1,561,291
Total Investments	$825,571,228	$—	$—	$825,571,228
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	249,342	526,260
Service Class	261,433	535,254
Shares reinvested:
Standard Class	—	89,306
Service Class	—	125,497
	510,775	1,276,317
Shares redeemed:
Standard Class	(441,204)	(962,544)
Service Class	(900,072)	(1,894,884)
	(1,341,276)	(2,857,428)
Net decrease	(830,501)	(1,581,111)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was
LVIP Wellington Capital Growth Fund-9

LVIP Wellington Capital Growth Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
At a meeting held on March 4-5, 2024, of the Board of Trustees ("Board") of the Trust, the Board approved an Agreement and Plan of Reorganization to merge the Fund with and into the LVIP American Century Ultra® Fund (the "Acquiring Fund"). The Reorganization is subject to certain conditions, including approval by shareholders of the Fund. The Fund's Reorganization is expected to be completed on or about August 23, 2024 ("Closing Date").
LVIP Wellington Capital Growth Fund-10

LVIP Wellington SMID Cap Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP Wellington SMID Cap Value Fund

LVIP Wellington SMID Cap Value Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.69%
Aerospace & Defense–0.90%
Curtiss-Wright Corp.	11,577	$3,137,135
		3,137,135
Automobile Components–3.90%
Gentex Corp.	171,022	5,765,152
†Goodyear Tire & Rubber Co.	344,017	3,904,593
†Visteon Corp.	37,136	3,962,411
		13,632,156
Banks–8.91%
Ameris Bancorp	86,112	4,335,739
Cadence Bank	194,893	5,511,574
Columbia Banking System, Inc.	259,758	5,166,587
First Citizens BancShares, Inc. Class A	1,051	1,769,474
SouthState Corp.	66,698	5,097,061
Synovus Financial Corp.	131,373	5,279,881
Webster Financial Corp.	90,453	3,942,846
		31,103,162
Building Products–1.83%
†Builders FirstSource, Inc.	18,415	2,548,820
Fortune Brands Innovations, Inc.	59,328	3,852,760
		6,401,580
Capital Markets–3.93%
Evercore, Inc. Class A	24,143	5,032,126
StepStone Group, Inc. Class A	91,511	4,199,440
TPG, Inc.	108,521	4,498,195
		13,729,761
Chemicals–4.17%
Celanese Corp.	18,665	2,517,722
FMC Corp.	76,312	4,391,755
Huntsman Corp.	184,884	4,209,809
†Ingevity Corp.	78,559	3,433,814
		14,553,100
Communications Equipment–1.34%
†F5, Inc.	27,087	4,665,194
		4,665,194
Construction & Engineering–1.21%
†Fluor Corp.	96,869	4,218,645
		4,218,645
Consumer Finance–1.89%
Bread Financial Holdings, Inc.	93,488	4,165,825
†PRA Group, Inc.	123,229	2,422,682
		6,588,507
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail–1.98%
†U.S. Foods Holding Corp.	130,706	$6,924,804
		6,924,804
Diversified REITs–1.50%
Essential Properties Realty Trust, Inc.	189,253	5,244,201
		5,244,201
Electric Utilities–0.45%
IDACORP, Inc.	16,846	1,569,205
		1,569,205
Electronic Equipment, Instruments & Components–4.23%
Belden, Inc.	54,569	5,118,572
†Coherent Corp.	73,539	5,328,636
†Flex Ltd.	146,895	4,331,934
		14,779,142
Energy Equipment & Services–0.82%
†Seadrill Ltd.	55,774	2,872,361
		2,872,361
Financial Services–1.50%
Voya Financial, Inc.	73,424	5,224,118
		5,224,118
Gas Utilities–2.51%
ONE Gas, Inc.	67,736	4,324,943
Spire, Inc.	73,112	4,440,092
		8,765,035
Ground Transportation–1.74%
Knight-Swift Transportation Holdings, Inc.	121,413	6,060,937
		6,060,937
Health Care Equipment & Supplies–5.15%
DENTSPLY SIRONA, Inc.	130,713	3,256,061
†ICU Medical, Inc.	42,156	5,006,025
†Integra LifeSciences Holdings Corp.	148,486	4,326,882
Teleflex, Inc.	25,593	5,382,976
		17,971,944
Health Care REITs–0.96%
American Healthcare REIT, Inc.	229,692	3,355,800
		3,355,800
Hotels, Restaurants & Leisure–3.51%
†Denny's Corp.	254,517	1,807,071
International Game Technology PLC	210,998	4,317,019
LVIP Wellington SMID Cap Value Fund-1

LVIP Wellington SMID Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc.	82,692	$6,119,208
		12,243,298
Household Durables–1.72%
Century Communities, Inc.	41,832	3,416,001
Meritage Homes Corp.	16,010	2,591,219
		6,007,220
Industrial REITs–1.11%
First Industrial Realty Trust, Inc.	81,909	3,891,497
		3,891,497
Insurance–7.01%
Aegon Ltd.	522,816	3,204,862
Everest Group Ltd.	16,244	6,189,289
Globe Life, Inc.	37,669	3,099,405
Hanover Insurance Group, Inc.	31,108	3,902,188
Kemper Corp.	136,304	8,086,916
		24,482,660
Interactive Media & Services–1.74%
†Cargurus, Inc.	158,586	4,154,953
†Taboola.com Ltd.	561,850	1,932,764
		6,087,717
Life Sciences Tools & Services–0.44%
†Evotec SE ADR	319,857	1,535,314
		1,535,314
Machinery–3.90%
†Atmus Filtration Technologies, Inc.	37,734	1,085,985
Flowserve Corp.	77,542	3,729,770
John Bean Technologies Corp.	40,386	3,835,458
†Middleby Corp.	40,599	4,977,843
		13,629,056
Metals & Mining–1.75%
Reliance, Inc.	21,406	6,113,554
		6,113,554
Multi-Utilities–1.44%
NiSource, Inc.	173,951	5,011,528
		5,011,528
Office REITs–0.96%
Douglas Emmett, Inc.	251,595	3,348,729
		3,348,729
Oil, Gas & Consumable Fuels–6.64%
Chesapeake Energy Corp.	50,206	4,126,431
Chord Energy Corp.	25,846	4,333,857
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
EQT Corp.	162,244	$5,999,783
Ovintiv, Inc.	92,726	4,346,068
Viper Energy, Inc.	116,613	4,376,486
		23,182,625
Passenger Airlines–1.22%
Delta Air Lines, Inc.	90,029	4,270,976
		4,270,976
Pharmaceuticals–0.94%
Perrigo Co. PLC	127,309	3,269,295
		3,269,295
Professional Services–1.29%
Science Applications International Corp.	38,391	4,512,862
		4,512,862
Retail REITs–2.79%
Acadia Realty Trust	227,443	4,075,778
Brixmor Property Group, Inc.	245,563	5,670,050
		9,745,828
Semiconductors & Semiconductor Equipment–3.47%
MKS Instruments, Inc.	32,002	4,178,821
†Qorvo, Inc.	27,270	3,164,411
Silicon Motion Technology Corp. ADR	34,904	2,826,875
†Synaptics, Inc.	22,134	1,952,219
		12,122,326
Software–1.20%
Progress Software Corp.	77,117	4,184,368
		4,184,368
Specialized REITs–1.52%
Gaming & Leisure Properties, Inc.	117,785	5,325,060
		5,325,060
Textiles, Apparel & Luxury Goods–2.26%
†Skechers USA, Inc. Class A	53,923	3,727,158
Steven Madden Ltd.	98,466	4,165,112
		7,892,270
Trading Companies & Distributors–3.86%
AerCap Holdings NV	40,066	3,734,151
Air Lease Corp.	126,716	6,022,811
Boise Cascade Co.	31,376	3,740,647
		13,497,609
Total Common Stock (Cost $290,824,542)		341,150,579

LVIP Wellington SMID Cap Value Fund-2

LVIP Wellington SMID Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–2.19%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.25%)	7,661,630	$7,661,630
Total Money Market Fund (Cost $7,661,630)		7,661,630

TOTAL INVESTMENTS–99.88% (Cost $298,486,172)	$348,812,209
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.12%	421,670
NET ASSETS APPLICABLE TO 13,606,162 SHARES OUTSTANDING–100.00%	$349,233,879
NET ASSET VALUE PER SHARE–LVIP WELLINGTON SMID CAP VALUE FUND STANDARD CLASS ($203,578,441 / 7,903,957 Shares)	$25.757
NET ASSET VALUE PER SHARE–LVIP WELLINGTON SMID CAP VALUE FUND SERVICE CLASS ($145,655,438 / 5,702,205 Shares)	$25.544
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$281,034,383
Distributable earnings/(accumulated loss)	68,199,496
TOTAL NET ASSETS	$349,233,879

†Non-income producing.

★Includes $433,160 payable for securities purchased, $94,430 payable for fund shares redeemed, $4,242 other accrued expenses payable,
$238,477 due to manager and affiliates, $13,762 payable for audit fee and $21,966 payable for fund accounting fee as of June 30, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington SMID Cap Value Fund-3

LVIP Wellington SMID Cap Value Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$3,691,731
EXPENSES:
Management fees	1,369,935
Distribution fees-Service Class	183,469
Shareholder servicing fees	50,574
Accounting and administration expenses	39,114
Professional fees	21,114
Reports and statements to shareholders	5,702
Trustees’ fees and expenses	5,531
Custodian fees	4,135
Consulting fees	1,223
Pricing fees	502
Other	7,924
1,689,223
Less:
Management fees waived	(150,686)
Total operating expenses	1,538,537
NET INVESTMENT INCOME	2,153,194
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	15,087,252
Net change in unrealized appreciation (depreciation) of investments	(12,020,976)
NET REALIZED AND UNREALIZED GAIN	3,066,276
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,219,470
See accompanying notes, which are an integral part of the financial statements.

LVIP Wellington SMID Cap Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,153,194	$2,707,011
Net realized gain	15,087,252	26,744,656
Net change in unrealized appreciation (depreciation)	(12,020,976)	23,590,440
Net increase in net assets resulting from operations	5,219,470	53,042,107
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(24,406,112)
Service Class	—	(18,117,368)
	—	(42,523,480)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,167,291	35,779,525
Service Class	9,886,151	21,886,430
Reinvestment of dividends and distributions:
Standard Class	—	24,406,112
Service Class	—	18,117,368
	20,053,442	100,189,435
Cost of shares redeemed:
Standard Class	(14,550,219)	(30,583,916)
Service Class	(15,713,089)	(26,795,524)
	(30,263,308)	(57,379,440)
Increase (decrease) in net assets derived from capital share transactions	(10,209,866)	42,809,995
NET INCREASE (DECREASE) IN NET ASSETS	(4,990,396)	53,328,622
NET ASSETS:
Beginning of period	354,224,275	300,895,653
End of period	$349,233,879	$354,224,275
See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington SMID Cap Value Fund-4

LVIP Wellington SMID Cap Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Wellington SMID Cap Value Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$25.365	$24.760	$31.474	$25.906	$27.575	$22.929
Income (loss) from investment operations:
Net investment income[2]	0.170	0.244	0.180	0.139	0.190	0.265
Net realized and unrealized gain (loss)	0.222	3.760	(3.536)	7.094	(0.121)	6.599
Total from investment operations	0.392	4.004	(3.356)	7.233	0.069	6.864
Less dividends and distributions from:
Net investment income	—	(0.240)	(0.200)	(0.152)	(0.182)	(0.259)
Net realized gain	—	(3.159)	(3.158)	(1.513)	(1.533)	(1.959)
Return of capital	—	—	—	—	(0.023)	—
Total dividends and distributions	—	(3.399)	(3.358)	(1.665)	(1.738)	(2.218)
Net asset value, end of period	$25.757	$25.365	$24.760	$31.474	$25.906	$27.575
Total return[3]	1.55%	17.24%	(10.00% )	28.20%	1.77%	30.59%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$203,578	$204,882	$168,753	$212,471	$153,274	$134,735
Ratio of expenses to average net assets	0.78%	0.79%	0.79%	0.78%	0.83%	0.83%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.86%	0.88%	0.88%	0.87%	0.92%	0.92%
Ratio of net investment income to average net assets	1.33%	0.95%	0.64%	0.46%	0.85%	1.01%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.25%	0.86%	0.55%	0.37%	0.76%	0.92%
Portfolio turnover	57%	93%	85%	58%	77%	54%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington SMID Cap Value Fund-5

LVIP Wellington SMID Cap Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Wellington SMID Cap Value Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$25.187	$24.614	$31.316	$25.785	$27.469	$22.856
Income (loss) from investment operations:
Net investment income[2]	0.137	0.179	0.109	0.062	0.134	0.199
Net realized and unrealized gain (loss)	0.220	3.732	(3.519)	7.057	(0.134)	6.570
Total from investment operations	0.357	3.911	(3.410)	7.119	—	6.769
Less dividends and distributions from:
Net investment income	—	(0.179)	(0.134)	(0.075)	(0.134)	(0.197)
Net realized gain	—	(3.159)	(3.158)	(1.513)	(1.533)	(1.959)
Return of capital	—	—	—	—	(0.017)	—
Total dividends and distributions	—	(3.338)	(3.292)	(1.588)	(1.684)	(2.156)
Net asset value, end of period	$25.544	$25.187	$24.614	$31.316	$25.785	$27.469
Total return[3]	1.42%	16.95%	(10.23% )	27.88%	1.52%	30.27%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$145,655	$149,343	$132,142	$159,303	$134,098	$125,178
Ratio of expenses to average net assets	1.03%	1.04%	1.04%	1.03%	1.08%	1.08%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.11%	1.13%	1.13%	1.12%	1.17%	1.17%
Ratio of net investment income to average net assets	1.08%	0.70%	0.39%	0.21%	0.60%	0.76%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.00%	0.61%	0.30%	0.12%	0.51%	0.67%
Portfolio turnover	57%	93%	85%	58%	77%	54%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Wellington SMID Cap Value Fund-6

LVIP Wellington SMID Cap Value Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Wellington SMID Cap Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP Wellington SMID Cap Value Fund-7

LVIP Wellington SMID Cap Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
The Fund invests in master limited partnerships (“MLPs”) which make distributions that are primarily attributable to return of capital. The Fund records investment income and return of capital in the Statement of Operations using management’s estimate of the percentage of income included in the distributions received from each MLP based on historical information from the MLPs and other industry sources. These estimates may be adjusted based on information received from the MLPs after the tax and fiscal year ends.
The return of capital portion of the MLP distributions is a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amounts. For the six months ended June 30, 2024, the Fund estimated that 100% of the MLP distributions received would be treated as a return of capital.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $6,522 for the six months ended June 30, 2024. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 1.05% of the first $25 million of the Fund's average daily net assets; 0.95% of the next $25 million; 0.85% of the next $50 million; 0.75% of the next $150 million; and 0.70% of the Fund's average daily net assets in excess of $250 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.115% on the first $100 million of the Fund’s average daily net assets and 0.075% of the Fund’s average daily net assets in excess of $100 million.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Wellington Management Company LLP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$14,875
Legal	2,263
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Wellington SMID Cap Value Fund-8

LVIP Wellington SMID Cap Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,022 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$199,566
Distribution fees payable to LFD	29,735
Printing and mailing fees payable to Lincoln Life	905
Shareholder servicing fees payable to Lincoln Life	8,271
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2024, the Fund engaged in securities purchases of $86,995.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$200,352,984
Sales	212,183,076
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$298,486,172
Aggregate unrealized appreciation of investments	$58,820,926
Aggregate unrealized depreciation of investments	(8,494,889)
Net unrealized appreciation of investments	$50,326,037
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted
LVIP Wellington SMID Cap Value Fund-9

LVIP Wellington SMID Cap Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$341,150,579	$—	$—	$341,150,579
Money Market Fund	7,661,630	—	—	7,661,630
Total Investments	$348,812,209	$—	$—	$348,812,209
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	397,493	1,421,059
Service Class	392,320	856,671
Shares reinvested:
Standard Class	—	1,004,362
Service Class	—	751,788
	789,813	4,033,880
Shares redeemed:
Standard Class	(570,782)	(1,163,766)
Service Class	(619,477)	(1,047,601)
	(1,190,259)	(2,211,367)
Net increase (decrease)	(400,446)	1,822,513
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
LVIP Wellington SMID Cap Value Fund-10

LVIP Wellington SMID Cap Value Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Wellington SMID Cap Value Fund-11

LVIP Western Asset Core Bond Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP Western Asset Core Bond Fund

LVIP Western Asset Core Bond Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.44%
•Fannie Mae Connecticut Avenue Securities
Series 2021-R01 1M2 6.89% (SOFR30A + 1.55%) 10/25/41	293,074	$294,817
Series 2022-R03 1M2 8.84% (SOFR30A + 3.50%) 3/25/42	240,000	252,115
Series 2023-R06 1M2 8.04% (SOFR30A + 2.70%) 7/25/43	240,000	249,580
Series 2024-R01 1M2 7.14% (SOFR30A + 1.80%) 1/25/44	300,000	303,387
Series 2024-R01 IM2 7.14% (SOFR30A + 1.80%) 2/25/44	250,000	251,378
Fannie Mae REMICs
*•Series 2010-100 SV 1.18% (6.52% minus SOFR30A) 9/25/40	227,367	21,264
*Series 2012-101 BI 4.00% 9/25/27	1,308	16
Series 2012-118 VZ 3.00% 11/25/42	247,067	218,507
*•Series 2013-124 SB 0.50% (5.84% minus SOFR30A) 12/25/43	38,025	3,349
*•Series 2013-54 BS 0.70% (6.04% minus SOFR30A) 6/25/43	15,462	1,487
Series 2015-65 CZ 3.50% 9/25/45	272,335	225,794
*•Series 2016-61 BS 0.65% (5.99% minus SOFR30A) 9/25/46	279,688	14,695
*•Series 2017-76 SB 0.65% (5.99% minus SOFR30A) 10/25/57	248,455	27,379
*•Series 2017-85 SC 0.75% (6.09% minus SOFR30A) 11/25/47	50,617	4,024
Series 2020-47 GZ 2.00% 7/25/50	216,643	122,216
Series 2020-56 AQ 2.00% 8/25/50	600,000	450,728
*Series 2020-56 DI 2.50% 8/25/50	146,429	25,073
Series 2020-57 TA 2.00% 4/25/50	421,325	353,262
*Series 2020-61 NI 3.50% 9/25/50	608,385	101,905
*Series 2020-73 KI 3.00% 10/25/50	132,940	22,453
*Series 2021-1 IG 2.50% 2/25/51	404,487	66,675
Series 2021-28 LB 2.00% 4/25/51	362,543	291,777
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2021-3 NI 2.50% 2/25/51	706,508	$108,080
*Series 2021-3 QI 2.50% 2/25/51	526,832	83,097
*Series 2021-43 IO 2.50% 6/25/51	870,899	136,551
*Series 2021-44 MI 2.50% 7/25/51	177,823	31,338
*Series 2021-61 KI 2.50% 4/25/49	844,750	126,611
Series 2021-65 JA 2.00% 1/25/46	139,671	119,848
*Series 2021-77 WI 3.00% 8/25/50	646,614	102,455
*Series 2022-22 IO 2.50% 10/25/51	1,337,848	231,529
Series 2022-29 KZ 1.50% 6/25/42	412,689	292,027
*Series 2022-86 IO 2.50% 5/25/50	549,635	75,420
*Series 2023-2 CI 2.00% 10/25/50	1,830,396	232,133
*Series 2024-5 DI 3.00% 10/25/51	1,074,143	183,909
*Series 4980 KI 4.50% 6/25/50	864,742	200,976
*Series 5093 IY 4.50% 12/25/50	471,529	110,971
*Series 5118 NI 2.00% 2/25/51	751,248	96,046
*Series 5159 IP 3.00% 11/25/51	710,585	102,487
*Series 5293 IC 4.50% 11/25/51	483,224	111,667
*Series 5293 IO 2.00% 3/25/51	915,730	116,444
*Fannie Mae Strips
Series 427 C21 2.00% 3/25/50	804,403	99,614
Series 427 C73 3.00% 12/25/48	510,246	83,963
Series 440 C6 2.00% 10/25/52	1,854,782	237,224
Freddie Mac REMICs
*•Series 3973 SA 1.04% (6.38% minus SOFR30A) 12/15/41	113,483	10,879
Series 4793 CB 3.00% 5/15/48	141,267	122,431
Series 4793 CD 3.00% 6/15/48	94,528	81,830
Series 4813 CJ 3.00% 8/15/48	78,938	66,296
Series 4991 QV 2.00% 9/25/45	91,678	73,867
LVIP Western Asset Core Bond Fund-1

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
*Series 5010 IK 2.50% 9/25/50	126,584	$19,285
*Series 5010 JI 2.50% 9/25/50	302,923	49,434
*Series 5013 IN 2.50% 9/25/50	78,025	13,334
*Series 5018 MI 2.00% 10/25/50	237,291	31,366
*Series 5059 IB 2.50% 1/25/51	478,011	82,914
Series 5092 AP 2.00% 4/25/41	150,617	128,131
*Series 5140 NI 2.50% 5/25/49	425,037	61,203
*Series 5148 BI 2.50% 1/25/49	953,886	138,720
*Series 5148 CI 2.00% 6/25/49	440,715	54,554
*Series 5161 IO 2.00% 3/25/51	781,734	108,287
*Series 5202 IN 3.00% 1/25/47	313,140	40,960
Series 5224 HL 4.00% 4/25/52	400,000	353,370
*Series 5293 CI 2.50% 4/25/51	1,555,065	245,325
*Series 5377 IO 2.50% 12/25/51	866,832	113,566
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2024-1 MT 3.00% 11/25/63	393,344	319,390
•Freddie Mac STACR REMIC Trust
Series 2021-DNA2 M2 7.64% (SOFR30A + 2.30%) 8/25/33	225,073	231,731
Series 2021-DNA6 M2 6.84% (SOFR30A + 1.50%) 10/25/41	780,000	783,810
Series 2022-DNA2 M1A 6.64% (SOFR30A + 1.30%) 2/25/42	508,610	510,538
Series 2022-DNA3 M1B 8.24% (SOFR30A + 2.90%) 4/25/42	830,000	862,361
Series 2022-DNA4 M1B 8.69% (SOFR30A + 3.35%) 5/25/42	220,000	231,143
Series 2022-DNA5 M1B 9.84% (SOFR30A + 4.50%) 6/25/42	240,000	260,135
Series 2024-DNA1 M2 7.29% (SOFR30A + 1.95%) 2/25/44	470,000	475,703
*•Freddie Mac Strips
Series 334 S7 0.65% (5.99% minus SOFR30A) 8/15/44	184,942	18,019
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
*•Freddie Mac Strips (continued)
Series 353 S1 0.55% (5.89% minus SOFR30A) 12/15/46	86,568	$7,816
GNMA
*•Series 2007-51 SG 1.13% (6.47% minus TSFR01M) 8/20/37	28,966	2,651
•Series 2013-107 AD 2.80% 11/16/47	97,699	88,075
*•Series 2013-50 IO 0.06% 10/16/48	1,044,586	2,700
*Series 2013-53 OI 3.50% 4/20/43	120,577	13,366
*•Series 2013-74 IO 0.51% 12/16/53	922,962	11,264
*•Series 2016-128 IO 0.86% 9/16/56	792,965	33,408
*•Series 2016-135 SB 0.66% (5.99% minus TSFR01M) 10/16/46	140,176	15,944
*•Series 2016-21 ST 0.70% (6.04% minus TSFR01M) 2/20/46	244,799	24,786
*Series 2016-84 IG 4.50% 11/16/45	386,466	74,971
*•Series 2017-145 IO 0.50% 4/16/57	377,141	10,787
*•Series 2017-157 IO 0.52% 12/16/59	198,959	6,509
*•Series 2017-8 IO 0.45% 8/16/58	281,513	6,520
*•Series 2017-H11 IO 1.67% 5/20/67	7,890,420	298,796
•Series 2017-H14 FK 5.38% (H15T1Y + 0.20%) 5/20/67	23,376	23,270
*•Series 2017-H22 IC 0.63% 11/20/67	234,792	7,984
•Series 2018-H13 FC 5.74% (TSFR01M + 0.41%) 7/20/68	71,683	71,189
•Series 2019-H13 FT 5.63% (H15T1Y + 0.45%) 8/20/69	19,381	19,337
Series 2020-103 AD 1.45% 1/16/63	575,205	428,849
*•Series 2020-109 AI 0.84% 5/16/60	513,444	29,293
*Series 2020-123 IL 2.50% 8/20/50	63,564	8,281
*Series 2020-123 NI 2.50% 8/20/50	286,083	39,333
*Series 2020-127 IN 2.50% 8/20/50	138,754	19,168
*Series 2020-129 IE 2.50% 9/20/50	72,714	9,874
*Series 2020-160 IH 2.50% 10/20/50	75,315	10,464
LVIP Western Asset Core Bond Fund-2

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*Series 2020-160 VI 2.50% 10/20/50	72,159	$10,032
*Series 2020-160 YI 2.50% 10/20/50	364,434	49,768
*Series 2020-173 MI 2.50% 11/20/50	1,615,043	229,991
*Series 2020-181 WI 2.00% 12/20/50	829,159	93,023
*•Series 2020-184 IO 0.91% 11/16/60	645,316	41,652
*Series 2020-47 MI 3.50% 4/20/50	229,454	40,673
*Series 2020-47 NI 3.50% 4/20/50	66,487	11,866
*•Series 2020-68 IO 1.61% 5/16/60	2,527,992	273,131
•Series 2020-H13 FA 5.89% (TSFR01M + 0.56%) 7/20/70	61,645	61,023
*•Series 2021-108 IO 0.97% 6/16/61	3,264,802	219,036
*•Series 2021-110 IO 0.87% 11/16/63	1,119,525	71,855
*•Series 2021-133 IO 0.88% 7/16/63	1,225,342	77,837
*Series 2021-138 IK 3.00% 7/20/51	874,691	125,309
*Series 2021-191 NI 3.00% 10/20/51	177,073	29,189
Series 2021-223 P 2.00% 6/20/51	318,303	272,565
*Series 2021-29 TI 2.50% 2/20/51	441,288	76,747
*•Series 2021-37 IO 0.80% 1/16/61	654,498	36,774
*•Series 2021-60 IO 0.83% 5/16/63	534,504	31,674
*•Series 2021-68 IO 0.87% 10/16/62	616,228	37,374
Series 2022-139 AL 4.00% 7/20/51	500,000	437,402
Series 2022-189 PT 2.50% 10/20/51	271,372	223,070
•Series 2022-196 BE 3.00% 10/16/64	300,000	204,543
*•Series 2022-210 IO 0.70% 7/16/64	393,003	24,729
*•Series 2022-216 IO 0.75% 7/16/65	395,414	23,838
•Series 2022-220 E 3.00% 10/16/64	200,000	148,587
*•Series 2022-3 IO 0.64% 2/16/61	1,528,080	73,506
*•Series 2022-59 IO 0.57% 2/16/62	768,453	33,646
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*Series 2022-81 CI 3.00% 9/20/50	761,094	$108,185
Series 2022-99 JW 2.50% 1/20/52	100,000	79,607
Series 92 AH 2.00% 6/16/64	1,299,685	976,610
*•Series 92 IA 0.61% 6/16/64	1,399,660	79,549
*GNMA REMIC Series 2023-130 IO 4.00% 8/20/47	1,380,940	255,712
Total Agency Collateralized Mortgage Obligations (Cost $18,541,692)		17,395,991
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.52%
Fannie Mae-Aces
Series 2016-M11 AL 2.94% 7/25/39	33,006	30,790
Series 2018-M15 1A2 3.70% 1/25/36	300,000	278,930
*♦•Freddie Mac Multifamily Structured Pass Through Certificates
Series K058 X1 1.03% 8/25/26	6,075,594	95,059
Series K094 X1 1.01% 6/25/29	690,755	24,829
Series K094 XAM 1.28% 6/25/29	1,150,000	57,487
Series K095 XAM 1.38% 6/25/29	300,000	15,707
Series K101 X1 0.95% 10/25/29	295,820	10,503
Series K104 XAM 1.51% 1/25/30	600,000	38,692
Series K105 X1 1.64% 1/25/30	1,689,450	113,517
Series K110 X1 1.81% 4/25/30	1,783,678	132,354
Series K115 X1 1.42% 6/25/30	694,422	43,219
Series K116 X1 1.53% 7/25/30	1,286,300	85,179
Series K124 X1 0.81% 12/25/30	695,929	25,436
Series K128 X1 0.61% 3/25/31	1,979,892	54,090
Series K130 X1 1.14% 6/25/31	2,892,578	159,233
Series K131 X1 0.83% 7/25/31	2,393,057	98,969
Series K133 X1 0.44% 9/25/31	3,778,742	79,123
Series K142 X1 0.40% 3/25/32	1,598,136	31,535
Series K143 X1 0.45% 4/25/55	1,696,122	39,485
LVIP Western Asset Core Bond Fund-3

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
*♦•Freddie Mac Multifamily Structured Pass Through Certificates (continued)
Series K145 X1 0.43% 6/25/55	1,895,143	$41,372
Series K147 X1 0.49% 6/25/32	2,693,570	68,574
Series K148 X1 0.39% 7/25/32	5,793,280	110,044
Series K149 X1 0.40% 8/25/32	2,692,174	54,284
Series K-151 X1 0.33% 10/25/32	4,795,902	73,059
Series K-1511 X1 0.93% 3/25/34	589,403	29,218
Series K-1520 X1 0.58% 2/25/36	1,193,665	44,977
Series K-157 X1 0.42% 5/25/33	2,199,838	48,055
Series K737 X1 0.74% 10/25/26	1,907,923	21,062
Series K741 X1 0.65% 12/25/27	694,055	10,965
Series K742 X1 0.86% 3/25/28	1,488,328	28,006
Series K743 X1 1.02% 5/25/28	992,353	29,959
Series KC05 X1 1.36% 6/25/27	345,232	7,125
*•GNMA
Series 2021-11 IX 1.16% 12/16/62	3,011,660	246,328
Series 2021-63 IO 0.82% 4/16/61	3,423,163	197,685
Series 2021-94 IO 0.83% 2/16/63	3,279,248	205,270
Total Agency Commercial Mortgage-Backed Securities (Cost $2,706,448)		2,630,120
AGENCY MORTGAGE-BACKED SECURITIES–28.47%
Fannie Mae S.F. 15 yr
2.95% 7/1/27	348,244	329,290
3.50% 4/1/32	330,173	317,165
Fannie Mae S.F. 20 yr
1.50% 11/1/41	496,092	399,819
2.00% 10/1/40	1,620,615	1,368,991
2.00% 6/1/41	77,086	65,115
2.00% 9/1/41	314,151	264,197
2.00% 10/1/41	240,673	202,091
2.00% 11/1/41	241,426	202,035
2.00% 12/1/41	740,535	619,535
2.00% 1/1/42	1,001,091	837,275
2.00% 2/1/42	745,786	623,496
2.00% 3/1/42	83,819	70,040
2.00% 4/1/42	171,244	142,430
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 20 yr (continued)
2.00% 5/1/42	193,928	$160,930
2.00% 8/1/42	292,091	246,729
2.50% 9/1/36	88,902	79,850
2.50% 3/1/38	254,353	229,094
2.50% 11/1/40	167,558	146,116
2.50% 3/1/41	144,623	126,011
2.50% 4/1/41	296,721	257,537
2.50% 5/1/41	306,254	263,526
2.50% 11/1/41	410,852	355,837
2.50% 2/1/42	239,258	206,937
2.50% 3/1/42	247,489	212,358
2.50% 4/1/42	254,364	219,389
2.50% 5/1/42	85,266	73,051
2.50% 9/1/42	90,709	78,612
3.00% 7/1/35	63,886	59,116
3.00% 2/1/36	157,296	145,381
3.00% 4/1/36	115,547	106,850
3.00% 7/1/36	262,104	241,800
3.00% 8/1/36	432,898	399,199
3.00% 10/1/36	293,876	270,595
3.00% 4/1/38	103,898	97,363
3.00% 6/1/38	134,277	123,852
3.00% 9/1/40	40,079	35,738
3.00% 1/1/41	65,379	59,513
3.00% 3/1/42	79,708	70,694
3.00% 5/1/42	171,663	151,893
3.00% 6/1/42	261,650	231,762
3.50% 12/1/34	83,666	79,206
3.50% 1/1/35	48,729	46,121
3.50% 2/1/37	37,264	35,143
3.50% 12/1/37	34,810	32,457
3.50% 8/1/39	45,565	42,969
3.50% 2/1/40	123,529	114,955
Fannie Mae S.F. 30 yr
1.50% 1/1/51	159,071	118,999
1.50% 3/1/51	607,940	454,421
2.00% 8/1/50	61,615	49,116
2.00% 9/1/50	581,911	459,611
2.00% 10/1/50	349,700	276,392
2.00% 2/1/51	998,518	796,059
2.00% 3/1/51	827,969	658,367
2.00% 4/1/51	141,638	113,016
2.00% 5/1/51	1,359,030	1,068,785
2.00% 8/1/51	415,935	328,677
2.00% 10/1/51	1,646,894	1,298,284
2.00% 11/1/51	163,266	129,016
2.00% 1/1/52	615,271	486,242
2.00% 2/1/52	165,681	131,820
2.00% 3/1/52	458,726	363,426
2.50% 6/1/50	58,661	48,595
2.50% 10/1/50	540,062	448,919
2.50% 11/1/50	157,419	130,936
2.50% 12/1/50	67,220	55,873
2.50% 1/1/51	359,616	298,968
LVIP Western Asset Core Bond Fund-4

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
2.50% 2/1/51	108,653	$90,611
2.50% 3/1/51	71,049	59,275
2.50% 5/1/51	210,577	176,108
2.50% 6/1/51	889,256	736,969
2.50% 7/1/51	391,909	327,178
2.50% 8/1/51	593,439	491,896
2.50% 9/1/51	232,273	193,606
2.50% 10/1/51	628,382	522,273
2.50% 11/1/51	74,107	61,648
2.50% 1/1/52	656,238	545,764
2.50% 2/1/52	1,192,273	988,307
2.50% 3/1/52	263,209	218,363
2.50% 5/1/52	5,419,451	4,469,714
2.50% 7/1/61	1,053,147	844,762
2.50% 9/1/61	329,257	264,106
3.00% 6/1/43	16,908	14,911
3.00% 7/1/43	56,313	49,663
3.00% 10/1/43	45,951	40,525
3.00% 1/1/45	78,166	68,946
3.00% 10/1/46	180,444	157,456
3.00% 12/1/46	104,380	91,217
3.00% 1/1/47	1,437,928	1,262,158
3.00% 2/1/47	561,748	493,306
3.00% 11/1/48	80,078	70,634
3.00% 4/1/50	344,567	298,336
3.00% 10/1/50	139,031	120,915
3.00% 11/1/50	349,650	300,965
3.00% 6/1/51	68,895	60,166
3.00% 8/1/51	356,120	310,525
3.00% 10/1/51	73,383	63,593
3.00% 11/1/51	788,819	682,067
3.00% 12/1/51	158,360	137,726
3.00% 1/1/52	1,648,036	1,414,235
3.00% 2/1/52	169,731	146,460
3.00% 3/1/52	1,555,649	1,346,890
3.00% 4/1/52	340,231	291,628
3.00% 5/1/52	446,341	380,154
3.50% 12/1/42	28,560	26,010
3.50% 3/1/43	194,164	177,497
3.50% 11/1/44	1,787,734	1,620,283
3.50% 12/1/46	230,658	210,217
3.50% 12/1/47	500,291	450,195
3.50% 11/1/48	2,233,441	2,023,724
3.50% 12/1/51	78,583	70,450
3.50% 1/1/52	162,804	145,957
3.50% 3/1/52	84,092	74,795
3.50% 4/1/52	340,344	303,345
3.50% 5/1/52	1,735,960	1,548,512
4.00% 11/1/42	150,403	141,750
4.00% 4/1/44	305,290	285,981
4.00% 10/1/44	1,702,605	1,594,748
4.00% 12/1/44	87,629	82,125
4.00% 5/1/47	215,447	201,156
4.00% 10/1/48	136,355	126,514
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.00% 1/1/49	160,142	$149,439
4.00% 4/1/52	507,527	469,635
4.00% 7/1/52	556,233	509,957
4.00% 8/1/56	1,085,728	995,586
4.00% 6/1/57	235,888	216,309
4.27% 10/1/32	97,571	94,323
4.50% 6/1/39	134,128	130,289
4.50% 10/1/43	157,604	153,096
4.50% 3/1/46	210,337	203,276
4.50% 6/1/48	71,127	68,547
4.50% 7/1/48	106,483	102,202
4.50% 8/1/48	165,119	158,413
4.50% 11/1/48	95,063	91,163
4.50% 7/1/49	55,665	53,152
4.50% 9/1/49	513,541	492,491
4.50% 1/1/50	815,877	791,324
4.50% 3/1/50	86,736	83,820
4.50% 5/1/50	105,847	100,854
4.50% 9/1/51	63,121	60,208
4.50% 8/1/52	706,470	666,114
4.50% 9/1/52	266,172	251,747
4.50% 11/1/52	184,066	173,763
4.50% 1/1/53	180,512	170,438
4.50% 9/1/57	303,092	288,023
4.50% 8/1/58	297,088	282,323
4.50% 1/1/59	40,580	38,262
5.00% 9/1/48	176,111	174,438
5.00% 9/1/49	238,352	234,858
5.00% 6/1/52	162,970	158,984
5.00% 7/1/52	419,322	412,070
5.00% 11/1/52	250,065	242,059
5.00% 1/1/53	92,380	89,503
5.00% 2/1/53	186,466	180,692
5.00% 4/1/53	87,118	84,376
5.50% 6/1/41	51,569	51,758
5.50% 5/1/44	762,448	765,239
5.50% 1/1/53	1,590,377	1,571,682
5.50% 2/1/53	92,498	91,499
5.50% 4/1/53	275,521	272,544
5.50% 5/1/53	370,311	366,893
5.50% 8/1/53	284,598	282,327
5.50% 9/1/53	751,917	743,694
6.00% 10/1/39	87,535	89,068
6.00% 7/1/41	164,560	168,073
6.00% 1/1/53	83,975	84,616
6.00% 5/1/53	267,990	270,389
6.00% 6/1/53	1,764,356	1,785,754
6.00% 7/1/53	556,422	560,910
6.50% 11/1/52	82,651	84,975
6.50% 1/1/53	509,787	524,124
6.50% 2/1/53	83,309	85,428
6.50% 12/1/53	275,344	282,692
6.50% 1/1/54	193,068	197,831
6.50% 3/1/54	194,635	199,428
LVIP Western Asset Core Bond Fund-5

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
•Freddie Mac ARM
2.88% (RFUCCT1Y + 1.62%) 11/1/47	251,363	$244,784
3.01% (RFUCCT1Y + 1.63%) 11/1/48	680,344	640,879
3.10% (RFUCCT1Y + 1.62%) 2/1/50	391,994	377,291
Freddie Mac S.F. 15 yr
3.00% 9/1/32	32,857	31,054
3.00% 10/1/32	17,195	16,229
3.00% 10/1/33	11,271	10,550
Freddie Mac S.F. 20 yr
1.50% 11/1/40	701,601	568,074
1.50% 5/1/41	781,718	632,279
1.50% 7/1/41	556,835	450,120
1.50% 10/1/41	784,469	632,179
1.50% 11/1/41	82,576	66,545
2.00% 9/1/40	116,284	98,223
2.00% 10/1/40	335,840	283,677
2.00% 3/1/41	577,169	487,501
2.00% 6/1/41	76,152	63,688
2.00% 7/1/41	300,212	253,568
2.00% 8/1/41	235,238	198,686
2.00% 9/1/41	864,689	728,870
2.00% 10/1/41	400,663	336,175
2.00% 11/1/41	232,795	196,477
2.00% 12/1/41	588,807	492,630
2.00% 1/1/42	1,296,722	1,086,063
2.00% 2/1/42	501,007	418,827
2.00% 4/1/42	895,860	751,786
2.50% 3/1/42	167,164	144,307
2.50% 4/1/42	85,509	73,111
3.00% 7/1/42	173,984	153,840
3.00% 9/1/42	262,854	232,094
3.50% 1/1/38	264,289	247,046
Freddie Mac S.F. 30 yr
1.50% 2/1/51	158,262	118,864
1.50% 3/1/52	181,360	135,484
2.00% 7/1/50	508,978	401,946
2.00% 11/1/50	221,589	176,436
2.00% 2/1/51	911,926	726,632
2.00% 3/1/51	436,760	347,826
2.00% 4/1/51	133,928	107,373
2.00% 5/1/51	999,981	793,284
2.00% 6/1/51	242,836	192,635
2.00% 11/1/51	86,240	68,393
2.50% 7/1/50	372,791	311,924
2.50% 10/1/50	326,349	272,376
2.50% 11/1/50	952,258	794,531
2.50% 12/1/50	1,018,354	847,976
2.50% 2/1/51	344,700	288,234
2.50% 7/1/51	78,533	65,417
2.50% 8/1/51	796,733	663,154
2.50% 9/1/51	83,711	69,562
2.50% 11/1/51	2,445,722	2,030,143
2.50% 1/1/52	2,830,742	2,352,089
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
2.50% 2/1/52	338,114	$281,345
2.50% 4/1/52	2,126,401	1,766,654
3.00% 1/1/47	513,882	449,377
3.00% 9/1/49	87,248	75,869
3.00% 11/1/49	86,753	75,197
3.00% 6/1/50	320,525	273,960
3.00% 8/1/50	1,569,033	1,355,911
3.00% 6/1/51	138,620	119,767
3.00% 10/1/51	84,989	73,399
3.00% 11/1/51	45,277	38,722
3.00% 1/1/52	3,045,659	2,630,122
3.00% 2/1/52	87,995	75,098
3.00% 3/1/52	172,701	148,003
3.00% 4/1/52	341,952	293,469
3.50% 12/1/50	271,888	242,064
3.50% 1/1/52	80,175	71,491
4.00% 7/1/49	1,047,427	975,073
4.00% 7/1/50	97,795	91,575
4.00% 4/1/52	665,943	614,572
4.00% 2/1/53	449,121	416,316
4.50% 10/1/35	32,702	31,687
4.50% 3/1/47	85,418	82,670
4.50% 1/1/51	158,563	151,548
4.50% 7/1/52	271,714	258,010
4.50% 10/1/52	18,306	17,273
4.50% 11/1/52	539,695	511,131
4.50% 12/1/52	180,051	170,000
5.00% 7/1/52	659,733	640,535
5.00% 11/1/52	358,392	347,219
5.00% 12/1/52	89,672	86,964
5.00% 1/1/53	265,132	256,836
5.00% 3/1/53	273,235	265,920
5.00% 4/1/53	740,335	723,085
5.50% 12/1/52	90,665	89,608
5.50% 1/1/53	85,517	84,594
5.50% 3/1/53	182,696	180,895
5.50% 4/1/53	184,564	182,228
5.50% 5/1/53	364,625	361,252
5.50% 6/1/53	277,995	274,955
5.50% 7/1/53	190,149	188,601
5.50% 8/1/53	464,178	458,674
5.50% 9/1/53	189,682	187,858
6.00% 12/1/52	407,657	411,772
6.00% 10/1/53	2,690,555	2,718,414
6.00% 4/1/54	199,448	200,979
6.50% 1/1/53	144,727	148,109
6.50% 2/1/53	262,597	269,544
6.50% 4/1/53	167,478	171,679
6.50% 5/1/53	354,532	364,631
6.50% 11/1/53	822,404	840,961
6.50% 2/1/54	290,951	298,117
6.50% 4/1/54	199,693	204,611
GNMA I S.F. 30 yr
3.00% 9/15/42	99,175	88,554
LVIP Western Asset Core Bond Fund-6

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
3.00% 10/15/42	13,186	$11,774
3.50% 5/15/50	76,554	70,103
GNMA II S.F. 30 yr
2.00% 8/20/50	117,739	95,288
2.00% 10/20/50	2,215,141	1,793,907
2.00% 12/20/50	1,741,491	1,406,486
2.00% 1/20/51	1,679,517	1,360,421
2.00% 2/20/51	2,032,355	1,628,575
2.00% 3/20/51	660,945	522,226
2.00% 4/20/51	610,057	478,495
2.50% 10/20/49	210,257	178,395
2.50% 12/20/50	213,009	176,962
2.50% 1/20/51	115,692	97,436
2.50% 2/20/51	83,145	70,042
2.50% 5/20/51	551,550	463,014
2.50% 6/20/51	78,038	64,874
2.50% 7/20/51	228,908	191,790
2.50% 8/20/51	155,365	129,157
2.50% 10/20/51	716,835	595,916
2.50% 11/20/51	83,093	69,076
2.50% 12/20/51	651,020	542,423
3.00% 1/20/46	14,239	12,609
3.00% 8/20/46	92,155	81,597
3.00% 11/20/46	50,225	44,371
3.00% 2/20/47	19,148	16,921
3.00% 9/20/47	64,667	57,070
3.00% 2/20/48	4,168	3,676
3.00% 1/20/50	230,143	200,924
3.00% 3/20/50	176,889	152,792
3.00% 2/20/51	2,098,928	1,828,721
3.00% 11/20/51	246,231	210,871
3.00% 2/20/52	662,143	578,906
3.00% 3/20/52	2,136,671	1,852,995
3.00% 4/20/52	638,305	543,217
3.50% 4/20/45	54,038	49,332
3.50% 11/20/45	60,483	55,162
3.50% 1/20/46	36,028	32,842
3.50% 3/20/46	168,038	153,181
3.50% 4/20/46	102,742	93,613
3.50% 5/20/46	38,773	35,321
3.50% 6/20/46	66,310	60,395
3.50% 7/20/46	40,222	36,618
3.50% 9/20/46	14,636	13,330
3.50% 9/20/47	578,479	525,494
3.50% 10/20/47	95,294	86,257
3.50% 2/20/48	347,895	313,258
3.50% 9/20/48	1,583,850	1,437,429
3.50% 10/20/48	26,830	24,370
3.50% 11/20/48	333,114	302,539
3.50% 10/20/49	27,317	24,691
3.50% 2/20/50	27,547	24,730
3.50% 3/20/52	90,024	79,036
3.50% 6/20/52	87,454	77,435
4.00% 10/20/44	7,782	7,381
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
4.00% 8/20/46	140,765	$132,087
4.00% 2/20/47	44,195	41,453
4.00% 6/20/47	340,262	317,809
4.00% 9/20/47	215,757	202,306
4.00% 11/20/47	104,188	97,698
4.00% 12/20/47	51,889	48,628
4.00% 2/20/48	143,806	133,413
4.00% 3/20/48	466,669	437,068
4.00% 4/20/48	28,863	27,010
4.00% 5/20/48	51,709	48,373
4.00% 8/20/48	134,197	125,477
4.00% 9/20/48	33,813	31,610
4.00% 2/20/49	254,457	238,131
4.00% 3/20/49	79,003	73,788
4.00% 4/20/49	66,002	61,645
4.00% 10/20/49	28,325	26,495
4.00% 11/20/49	197,879	184,548
4.00% 1/20/50	33,107	30,282
4.00% 2/20/50	153,296	143,461
4.00% 4/20/50	86,425	80,192
4.00% 6/20/52	175,338	162,695
4.00% 8/20/52	179,951	166,289
4.00% 10/20/52	366,150	338,352
4.50% 7/20/32	306	301
4.50% 6/20/34	626	612
4.50% 2/20/40	2,223	2,170
4.50% 8/20/45	2,989	2,900
4.50% 8/20/47	61,754	59,624
4.50% 4/20/48	99,504	95,931
4.50% 5/20/48	8,707	8,392
4.50% 6/20/48	127,130	122,493
4.50% 8/20/48	459,248	441,858
4.50% 10/20/48	90,451	87,124
4.50% 12/20/48	165,571	159,472
4.50% 1/20/49	184,307	177,501
4.50% 2/20/49	162,065	156,071
4.50% 3/20/49	332,475	320,197
4.50% 2/20/50	252,951	243,613
4.50% 3/20/50	32,964	31,738
4.50% 5/20/50	368,771	354,379
4.50% 11/20/50	172,454	164,112
4.50% 12/20/50	32,633	31,430
4.50% 8/20/52	269,986	256,842
4.50% 9/20/52	352,933	336,403
4.50% 11/20/52	91,620	87,206
5.00% 5/20/48	34,697	34,300
5.00% 6/20/48	26,545	26,216
5.00% 9/20/48	44,280	43,690
5.00% 10/20/48	181,062	178,904
5.00% 11/20/48	83,867	82,949
5.00% 12/20/48	121,161	119,586
5.00% 1/20/49	129,223	127,384
5.00% 4/20/49	77,324	76,200
5.00% 9/20/49	72,045	71,197
LVIP Western Asset Core Bond Fund-7

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
5.00% 11/20/49	45,866	$45,334
5.00% 1/20/50	68,059	67,229
5.00% 8/20/52	1,934,232	1,886,731
5.00% 9/20/52	180,145	177,701
5.00% 10/20/52	268,204	261,548
5.00% 12/20/52	90,604	88,344
5.00% 1/20/53	269,098	263,200
5.00% 5/20/53	187,325	182,694
5.00% 8/20/53	372,672	364,227
5.50% 11/20/52	176,004	174,826
5.50% 1/20/53	714,857	709,999
5.50% 2/20/53	364,811	362,508
5.50% 3/20/53	744,237	743,694
5.50% 5/20/53	664,417	664,194
5.50% 7/20/53	189,355	190,106
5.50% 8/20/53	771,529	773,197
6.00% 7/20/53	95,606	96,379
6.00% 1/20/54	2,416,475	2,459,067
6.00% 2/20/54	1,092,462	1,109,273
6.50% 9/20/53	180,458	184,381
6.50% 11/20/53	98,144	100,719
6.50% 1/20/54	3,028,984	3,106,483
Total Agency Mortgage-Backed Securities (Cost $152,782,455)		143,927,171
CORPORATE BONDS–30.73%
Aerospace & Defense–0.96%
Boeing Co.
2.70% 2/1/27	50,000	46,095
2.80% 3/1/27	80,000	73,668
3.10% 5/1/26	60,000	56,930
3.20% 3/1/29	200,000	177,444
3.25% 2/1/35	320,000	244,362
3.75% 2/1/50	30,000	19,631
4.88% 5/1/25	540,000	534,266
General Dynamics Corp.
4.25% 4/1/40	10,000	8,779
4.25% 4/1/50	160,000	134,766
L3Harris Technologies, Inc. 4.85% 4/27/35	140,000	132,899
Lockheed Martin Corp.
4.15% 6/15/53	500,000	403,388
4.50% 5/15/36	200,000	187,746
5.20% 2/15/64	90,000	85,091
Northrop Grumman Corp.
2.93% 1/15/25	380,000	374,586
3.25% 1/15/28	160,000	150,685
5.25% 5/1/50	1,060,000	1,005,641
RTX Corp.
2.25% 7/1/30	180,000	153,729
3.13% 7/1/50	480,000	315,191
3.95% 8/16/25	230,000	226,056
4.13% 11/16/28	310,000	298,406
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
RTX Corp. (continued)
6.00% 3/15/31	220,000	$229,163
		4,858,522
Agriculture–0.63%
Altria Group, Inc.
2.35% 5/6/25	50,000	48,616
2.45% 2/4/32	410,000	331,518
3.40% 2/4/41	190,000	137,036
4.80% 2/14/29	27,000	26,555
5.80% 2/14/39	130,000	130,072
5.95% 2/14/49	160,000	156,878
6.20% 2/14/59	158,000	156,712
6.88% 11/1/33	650,000	702,378
BAT Capital Corp.
3.56% 8/15/27	185,000	175,724
3.73% 9/25/40	180,000	133,230
4.54% 8/15/47	270,000	207,896
Philip Morris International, Inc.
2.10% 5/1/30	250,000	211,714
4.50% 3/20/42	560,000	478,526
4.88% 2/13/29	130,000	128,551
5.13% 2/13/31	30,000	29,682
5.25% 2/13/34	100,000	98,107
Reynolds American, Inc. 5.85% 8/15/45	50,000	46,117
		3,199,312
Airlines–0.13%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50% 10/20/25	185,004	182,763
4.75% 10/20/28	500,000	486,954
		669,717
Apparel–0.10%
NIKE, Inc.
2.75% 3/27/27	100,000	94,691
2.85% 3/27/30	380,000	342,134
3.25% 3/27/40	100,000	77,795
		514,620
Auto Manufacturers–0.11%
BMW U.S. Capital LLC 2.80% 4/11/26	154,000	147,791
Ford Motor Co. 6.10% 8/19/32	270,000	269,615
General Motors Co.
5.60% 10/15/32	70,000	70,015
6.75% 4/1/46	41,000	42,814
		530,235
Banks–9.59%
Banco Santander SA 2.75% 5/28/25	1,000,000	974,032
LVIP Western Asset Core Bond Fund-8

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America Corp.
μ1.32% 6/19/26	560,000	$536,597
μ1.90% 7/23/31	410,000	337,713
μ2.57% 10/20/32	670,000	555,332
μ2.59% 4/29/31	240,000	207,508
μ2.97% 2/4/33	1,070,000	905,514
μ3.59% 7/21/28	890,000	847,086
μ3.97% 3/5/29	480,000	458,949
μ3.97% 2/7/30	280,000	265,167
μ4.08% 3/20/51	1,160,000	926,429
4.25% 10/22/26	810,000	789,895
μ4.33% 3/15/50	230,000	192,003
4.45% 3/3/26	1,221,000	1,200,711
5.00% 1/21/44	520,000	489,193
Bank of Montreal
1.85% 5/1/25	400,000	388,001
μ3.80% 12/15/32	70,000	65,769
Bank of New York Mellon Corp. 1.60% 4/24/25	120,000	116,319
Bank of Nova Scotia
1.30% 6/11/25	210,000	201,785
3.45% 4/11/25	510,000	501,592
μ4.59% 5/4/37	180,000	162,116
μBarclays PLC 4.97% 5/16/29	450,000	440,460
BNP Paribas SA
μ2.22% 6/9/26	260,000	251,336
3.38% 1/9/25	200,000	197,380
4.40% 8/14/28	430,000	412,908
μ5.13% 1/13/29	850,000	842,654
μ5.20% 1/10/30	300,000	295,924
μ5.89% 12/5/34	590,000	604,327
BPCE SA 5.15% 7/21/24	200,000	199,815
Citigroup, Inc.
μ2.52% 11/3/32	240,000	197,191
μ2.57% 6/3/31	1,010,000	866,907
μ3.11% 4/8/26	160,000	156,754
3.30% 4/27/25	970,000	953,291
μ3.79% 3/17/33	390,000	347,501
4.45% 9/29/27	2,380,000	2,319,867
4.65% 7/23/48	490,000	427,461
μ4.66% 5/24/28	90,000	88,567
4.75% 5/18/46	150,000	128,676
μ4.91% 5/24/33	620,000	595,361
8.13% 7/15/39	10,000	12,501
Cooperatieve Rabobank UA
μ3.65% 4/6/28	250,000	238,619
μ3.76% 4/6/33	250,000	221,420
4.38% 8/4/25	860,000	846,470
μCredit Agricole SA 1.91% 6/16/26	250,000	240,659
μDanske Bank AS 0.98% 9/10/25	320,000	316,823
Goldman Sachs Group, Inc.
μ2.65% 10/21/32	350,000	290,965
μ2.91% 7/21/42	180,000	126,400
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Goldman Sachs Group, Inc. (continued)
μ3.21% 4/22/42	80,000	$59,147
3.50% 4/1/25	150,000	147,706
3.50% 11/16/26	840,000	806,221
μ3.62% 3/15/28	90,000	86,056
μ3.69% 6/5/28	720,000	688,768
μ4.22% 5/1/29	560,000	539,070
4.25% 10/21/25	500,000	491,238
4.75% 10/21/45	260,000	233,410
5.15% 5/22/45	190,000	177,731
6.25% 2/1/41	400,000	424,734
6.75% 10/1/37	180,000	194,189
μHSBC Holdings PLC 4.04% 3/13/28	630,000	606,940
JPMorgan Chase & Co.
μ2.08% 4/22/26	380,000	369,003
μ2.52% 4/22/31	970,000	838,397
μ2.55% 11/8/32	740,000	616,187
μ3.11% 4/22/51	240,000	163,406
3.63% 12/1/27	130,000	124,360
μ4.20% 7/23/29	290,000	279,084
4.25% 10/1/27	1,148,000	1,118,902
μ4.45% 12/5/29	460,000	446,576
Lloyds Banking Group PLC 4.65% 3/24/26	340,000	333,746
μMitsubishi UFJ Financial Group, Inc.
3.84% 4/17/26	200,000	196,988
4.08% 4/19/28	200,000	193,688
μMorgan Stanley
2.19% 4/28/26	530,000	514,706
2.70% 1/22/31	540,000	473,353
3.62% 4/1/31	1,110,000	1,018,552
3.77% 1/24/29	390,000	371,244
4.43% 1/23/30	20,000	19,348
National Securities Clearing Corp. 1.50% 4/23/25	250,000	242,360
μNatWest Group PLC 4.89% 5/18/29	200,000	195,503
PNC Bank NA 3.88% 4/10/25	250,000	246,334
μPNC Financial Services Group, Inc.
5.58% 6/12/29	370,000	374,047
5.81% 6/12/26	130,000	130,129
Royal Bank of Canada
1.15% 6/10/25	200,000	192,049
3.88% 5/4/32	600,000	549,587
5.15% 2/1/34	220,000	218,308
Toronto-Dominion Bank
1.15% 6/12/25	200,000	192,104
4.46% 6/8/32	370,000	348,685
μTruist Financial Corp. 6.05% 6/8/27	250,000	251,751
LVIP Western Asset Core Bond Fund-9

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
U.S. Bancorp
1.45% 5/12/25	460,000	$444,265
μ2.22% 1/27/28	40,000	36,983
μ5.78% 6/12/29	270,000	274,088
μ5.84% 6/12/34	100,000	101,390
UBS AG
2.95% 4/9/25	250,000	245,015
4.75% 8/9/24	250,000	249,689
5.00% 7/9/27	490,000	485,966
7.50% 2/15/28	820,000	877,377
7.95% 1/9/25	660,000	666,932
UBS Group AG
μ3.09% 5/14/32	270,000	230,311
4.13% 4/15/26	286,000	278,754
μ4.19% 4/1/31	400,000	373,410
4.25% 3/23/28	890,000	851,701
μ4.49% 5/12/26	200,000	197,641
4.55% 4/17/26	271,000	266,305
μ4.75% 5/12/28	410,000	401,542
μ9.02% 11/15/33	250,000	301,314
Wells Fargo & Co.
μ2.19% 4/30/26	680,000	660,310
μ2.39% 6/2/28	230,000	211,827
μ2.88% 10/30/30	430,000	381,434
3.00% 10/23/26	330,000	313,479
μ3.35% 3/2/33	340,000	294,850
4.15% 1/24/29	410,000	394,187
4.30% 7/22/27	204,000	198,608
4.40% 6/14/46	610,000	492,002
μ4.48% 4/4/31	390,000	373,384
4.65% 11/4/44	10,000	8,447
4.75% 12/7/46	580,000	491,136
4.90% 11/17/45	360,000	313,035
μ5.01% 4/4/51	2,030,000	1,849,162
		48,480,099
Beverages–0.49%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90% 2/1/46	810,000	746,787
Anheuser-Busch InBev Worldwide, Inc.
3.50% 6/1/30	680,000	631,733
4.35% 6/1/40	260,000	229,153
4.75% 1/23/29	120,000	119,320
5.55% 1/23/49	510,000	513,813
Constellation Brands, Inc.
2.25% 8/1/31	30,000	24,624
4.35% 5/9/27	160,000	156,044
PepsiCo, Inc.
1.63% 5/1/30	50,000	41,845
2.63% 3/19/27	20,000	18,848
		2,482,167
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology–0.03%
Gilead Sciences, Inc. 4.75% 3/1/46	160,000	$142,605
		142,605
Building Materials–0.00%
Carrier Global Corp. 3.58% 4/5/50	20,000	14,548
		14,548
Chemicals–0.43%
MEGlobal BV
2.63% 4/28/28	770,000	691,845
4.25% 11/3/26	510,000	492,623
OCP SA 4.50% 10/22/25	297,000	291,060
Orbia Advance Corp. SAB de CV
1.88% 5/11/26	390,000	363,537
2.88% 5/11/31	370,000	306,117
		2,145,182
Commercial Services–0.32%
Cintas Corp. No. 2
3.70% 4/1/27	160,000	154,009
4.00% 5/1/32	100,000	93,958
DP World Ltd.
4.70% 9/30/49	330,000	273,900
5.63% 9/25/48	970,000	921,500
PayPal Holdings, Inc.
2.30% 6/1/30	120,000	103,446
4.40% 6/1/32	70,000	66,601
		1,613,414
Cosmetics & Personal Care–0.17%
Haleon U.S. Capital LLC
3.38% 3/24/27	250,000	238,558
3.63% 3/24/32	250,000	223,955
Kenvue, Inc. 4.90% 3/22/33	290,000	286,809
Procter & Gamble Co. 3.00% 3/25/30	120,000	110,414
		859,736
Diversified Financial Services–0.93%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	370,000	345,148
3.00% 10/29/28	770,000	699,753
3.30% 1/30/32	420,000	360,871
Air Lease Corp.
3.38% 7/1/25	130,000	127,029
5.30% 2/1/28	180,000	179,611
American Express Co.
2.50% 7/30/24	980,000	980,000
4.05% 5/3/29	250,000	241,264
LVIP Western Asset Core Bond Fund-10

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Charles Schwab Corp.
5.88% 8/24/26	540,000	$546,206
μ6.14% 8/24/34	110,000	114,547
Intercontinental Exchange, Inc. 4.60% 3/15/33	80,000	76,402
Mastercard, Inc. 3.85% 3/26/50	660,000	520,566
Visa, Inc. 4.30% 12/14/45	610,000	529,041
		4,720,438
Electric–0.64%
American Transmission Systems, Inc. 2.65% 1/15/32	80,000	66,549
Cleveland Electric Illuminating Co. 3.50% 4/1/28	70,000	65,606
Comision Federal de Electricidad 3.88% 7/26/33	220,000	175,900
Consolidated Edison Co. of New York, Inc.
3.35% 4/1/30	80,000	73,447
3.95% 4/1/50	60,000	46,815
Duke Energy Corp. 3.15% 8/15/27	80,000	75,437
FirstEnergy Corp.
1.60% 1/15/26	80,000	75,298
4.15% 7/15/27	510,000	489,370
MidAmerican Energy Co. 3.65% 4/15/29	260,000	245,853
Mid-Atlantic Interstate Transmission LLC 4.10% 5/15/28	200,000	192,106
Pacific Gas & Electric Co.
2.10% 8/1/27	50,000	45,114
2.50% 2/1/31	110,000	90,675
3.30% 8/1/40	230,000	163,793
3.50% 8/1/50	50,000	32,630
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13% 5/15/27	310,000	298,819
5.45% 5/21/28	200,000	200,148
6.15% 5/21/48	890,000	877,504
		3,215,064
Electrical Components & Equipment–0.04%
Emerson Electric Co. 2.80% 12/21/51	350,000	220,021
		220,021
Electronics–0.08%
Honeywell International, Inc. 5.00% 3/1/35	400,000	396,555
		396,555
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Entertainment–0.16%
Warnermedia Holdings, Inc.
3.76% 3/15/27	100,000	$94,942
4.05% 3/15/29	130,000	120,054
4.28% 3/15/32	290,000	253,120
5.05% 3/15/42	50,000	40,671
5.14% 3/15/52	90,000	70,075
6.41% 3/15/26	210,000	209,999
		788,861
Environmental Control–0.05%
Waste Connections, Inc. 5.00% 3/1/34	240,000	234,593
		234,593
Food–0.15%
Mars, Inc.
2.38% 7/16/40	300,000	201,989
2.70% 4/1/25	80,000	78,443
3.20% 4/1/30	250,000	228,593
Mondelez International, Inc. 1.50% 5/4/25	270,000	260,925
		769,950
Forest Products & Paper–0.12%
Suzano Austria GmbH 6.00% 1/15/29	600,000	598,448
		598,448
Health Care Products–0.31%
Abbott Laboratories 4.75% 11/30/36	160,000	155,330
Medtronic, Inc. 4.63% 3/15/45	34,000	30,709
Solventum Corp.
5.40% 3/1/29	310,000	309,054
5.45% 3/13/31	310,000	306,107
5.60% 3/23/34	430,000	422,335
5.90% 4/30/54	340,000	324,992
		1,548,527
Health Care Services–0.64%
Aetna, Inc. 3.88% 8/15/47	110,000	79,869
Elevance Health, Inc.
3.35% 12/1/24	100,000	99,094
3.65% 12/1/27	100,000	95,584
4.10% 5/15/32	190,000	176,272
4.55% 5/15/52	160,000	134,099
Humana, Inc.
3.13% 8/15/29	260,000	235,537
3.70% 3/23/29	420,000	393,856
3.95% 3/15/27	290,000	280,383
4.50% 4/1/25	40,000	39,709
4.80% 3/15/47	10,000	8,454
Roche Holdings, Inc. 2.61% 12/13/51	300,000	183,332
LVIP Western Asset Core Bond Fund-11

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
UnitedHealth Group, Inc.
1.25% 1/15/26	70,000	$65,955
2.00% 5/15/30	230,000	195,463
2.30% 5/15/31	40,000	33,563
2.90% 5/15/50	120,000	77,826
3.13% 5/15/60	20,000	12,609
3.70% 8/15/49	560,000	420,972
3.88% 12/15/28	70,000	67,067
3.88% 8/15/59	160,000	118,394
4.00% 5/15/29	200,000	192,347
4.20% 5/15/32	240,000	225,865
4.25% 6/15/48	50,000	41,320
4.45% 12/15/48	40,000	34,295
		3,211,865
Household Products Ware–0.01%
Kimberly-Clark Corp. 3.10% 3/26/30	60,000	54,874
		54,874
Housewares–0.02%
Newell Brands, Inc. 5.70% 4/1/26	110,000	108,647
		108,647
Insurance–0.31%
Aon North America, Inc. 5.45% 3/1/34	540,000	537,628
Berkshire Hathaway Finance Corp. 4.25% 1/15/49	280,000	239,048
Chubb INA Holdings LLC 3.35% 5/3/26	140,000	135,470
Guardian Life Global Funding 1.10% 6/23/25	80,000	76,649
MetLife, Inc. 6.40% 12/15/66	380,000	384,619
New York Life Global Funding 0.95% 6/24/25	140,000	134,002
Principal Life Global Funding II 1.25% 6/23/25	70,000	67,183
		1,574,599
Internet–0.80%
Alphabet, Inc.
1.10% 8/15/30	360,000	294,016
1.90% 8/15/40	150,000	97,695
Amazon.com, Inc.
1.50% 6/3/30	340,000	283,189
2.10% 5/12/31	230,000	193,768
2.50% 6/3/50	1,750,000	1,070,167
3.15% 8/22/27	330,000	313,347
3.30% 4/13/27	70,000	67,126
3.45% 4/13/29	140,000	132,808
3.60% 4/13/32	590,000	541,855
3.88% 8/22/37	120,000	105,967
4.25% 8/22/57	50,000	41,836
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Amazon.com, Inc. (continued)
4.95% 12/5/44	150,000	$145,011
Prosus NV
3.68% 1/21/30	200,000	177,748
4.03% 8/3/50	850,000	573,692
		4,038,225
Iron & Steel–0.32%
Vale Overseas Ltd.
6.25% 8/10/26	1,100,000	1,117,540
6.88% 11/21/36	480,000	515,107
		1,632,647
Lodging–0.19%
Las Vegas Sands Corp. 6.00% 8/15/29	140,000	140,723
Sands China Ltd.
4.38% 6/18/30	600,000	552,692
5.13% 8/8/25	270,000	267,634
		961,049
Machinery Diversified–0.06%
Deere & Co.
3.10% 4/15/30	150,000	136,418
3.75% 4/15/50	100,000	78,385
Otis Worldwide Corp. 2.06% 4/5/25	100,000	97,304
		312,107
Media–1.44%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 3/1/42	90,000	59,875
4.20% 3/15/28	420,000	396,915
4.40% 4/1/33	540,000	476,033
4.80% 3/1/50	230,000	168,725
4.91% 7/23/25	174,000	172,310
5.05% 3/30/29	410,000	394,294
5.13% 7/1/49	370,000	284,013
5.38% 4/1/38	400,000	348,287
5.38% 5/1/47	200,000	159,781
5.50% 4/1/63	150,000	116,235
6.48% 10/23/45	290,000	264,880
6.55% 6/1/34	120,000	120,040
Comcast Corp.
2.80% 1/15/51	290,000	179,151
2.89% 11/1/51	320,000	199,646
2.94% 11/1/56	54,000	32,574
3.15% 3/1/26	266,000	257,112
3.25% 11/1/39	30,000	23,087
3.40% 4/1/30	180,000	165,473
3.40% 7/15/46	20,000	14,465
LVIP Western Asset Core Bond Fund-12

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Comcast Corp. (continued)
3.45% 2/1/50	120,000	$84,666
3.75% 4/1/40	100,000	81,347
3.97% 11/1/47	350,000	272,989
4.00% 8/15/47	40,000	31,434
4.00% 3/1/48	30,000	23,539
4.00% 11/1/49	30,000	23,412
4.05% 11/1/52	590,000	456,927
4.15% 10/15/28	730,000	706,702
4.25% 10/15/30	570,000	546,604
4.95% 10/15/58	30,000	26,846
Fox Corp.
5.48% 1/25/39	710,000	676,909
6.50% 10/13/33	220,000	230,454
Time Warner Cable LLC
6.55% 5/1/37	60,000	56,820
7.30% 7/1/38	120,000	121,436
Walt Disney Co. 6.65% 11/15/37	110,000	123,667
		7,296,648
Mining–0.51%
Anglo American Capital PLC
3.63% 9/11/24	260,000	258,711
4.00% 9/11/27	220,000	210,767
Barrick North America Finance LLC 5.70% 5/30/41	330,000	326,129
BHP Billiton Finance USA Ltd. 5.00% 9/30/43	220,000	205,271
Freeport-McMoRan, Inc.
5.40% 11/14/34	80,000	78,686
5.45% 3/15/43	70,000	66,488
Glencore Funding LLC
3.88% 10/27/27	30,000	28,629
4.00% 3/27/27	130,000	125,315
Southern Copper Corp. 5.25% 11/8/42	1,390,000	1,297,807
		2,597,803
Miscellaneous Manufacturing–0.04%
Eaton Corp. 4.15% 11/2/42	250,000	212,412
		212,412
Oil & Gas–2.99%
Apache Corp.
4.75% 4/15/43	400,000	320,003
6.00% 1/15/37	533,000	528,829
BP Capital Markets America, Inc.
2.77% 11/10/50	70,000	43,022
2.94% 6/4/51	50,000	31,742
3.00% 2/24/50	440,000	286,357
3.41% 2/11/26	50,000	48,583
3.63% 4/6/30	140,000	130,451
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Chevron Corp.
2.00% 5/11/27	60,000	$55,437
3.08% 5/11/50	150,000	102,385
Chevron USA, Inc.
3.25% 10/15/29	490,000	454,630
3.85% 1/15/28	160,000	155,251
Continental Resources, Inc.
4.38% 1/15/28	480,000	461,472
4.90% 6/1/44	70,000	57,218
5.75% 1/15/31	10,000	9,833
Coterra Energy, Inc.
3.90% 5/15/27	300,000	288,578
4.38% 3/15/29	850,000	812,847
Devon Energy Corp.
4.50% 1/15/30	195,000	187,623
4.75% 5/15/42	50,000	41,870
5.00% 6/15/45	875,000	745,865
5.60% 7/15/41	297,000	276,300
5.85% 12/15/25	180,000	180,446
Diamondback Energy, Inc.
3.13% 3/24/31	360,000	316,423
3.25% 12/1/26	110,000	105,115
3.50% 12/1/29	440,000	405,766
Ecopetrol SA 5.88% 5/28/45	970,000	695,375
EOG Resources, Inc.
3.90% 4/1/35	510,000	456,544
4.38% 4/15/30	290,000	282,992
4.95% 4/15/50	400,000	366,732
EQT Corp. 7.00% 2/1/30	220,000	233,470
Exxon Mobil Corp.
2.44% 8/16/29	290,000	259,248
3.45% 4/15/51	180,000	129,904
3.48% 3/19/30	220,000	205,108
4.11% 3/1/46	180,000	148,708
4.33% 3/19/50	30,000	25,264
KazMunayGas National Co. JSC
5.38% 4/24/30	250,000	243,525
5.75% 4/19/47	650,000	567,044
Occidental Petroleum Corp.
3.00% 2/15/27	200,000	187,217
3.50% 8/15/29	120,000	109,063
4.10% 2/15/47	180,000	134,501
4.20% 3/15/48	50,000	38,124
4.40% 4/15/46	90,000	70,637
4.50% 7/15/44	680,000	522,022
4.63% 6/15/45	280,000	221,303
5.55% 3/15/26	50,000	49,905
6.60% 3/15/46	600,000	625,940
Pertamina Persero PT 6.00% 5/3/42	430,000	430,542
Petroleos del Peru SA
4.75% 6/19/32	670,000	499,479
5.63% 6/19/47	360,000	228,622
LVIP Western Asset Core Bond Fund-13

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Petroleos Mexicanos 6.88% 8/4/26	85,000	$83,238
Pioneer Natural Resources Co.
1.13% 1/15/26	50,000	46,893
1.90% 8/15/30	200,000	167,570
2.15% 1/15/31	440,000	369,414
Reliance Industries Ltd.
2.88% 1/12/32	360,000	304,945
3.63% 1/12/52	630,000	440,451
Shell International Finance BV
2.38% 11/7/29	50,000	44,112
2.75% 4/6/30	100,000	89,168
3.25% 4/6/50	380,000	263,809
4.00% 5/10/46	660,000	530,825
		15,117,740
Oil & Gas Services–0.03%
Halliburton Co. 5.00% 11/15/45	70,000	63,367
Schlumberger Holdings Corp. 3.90% 5/17/28	75,000	71,626
		134,993
Pharmaceuticals–2.07%
AbbVie, Inc.
2.60% 11/21/24	720,000	712,064
2.95% 11/21/26	160,000	152,519
3.20% 11/21/29	1,200,000	1,101,123
3.60% 5/14/25	150,000	147,574
3.80% 3/15/25	190,000	187,656
4.25% 11/21/49	380,000	316,675
4.55% 3/15/35	20,000	18,971
4.80% 3/15/29	300,000	298,840
4.88% 11/14/48	30,000	27,560
4.95% 3/15/31	130,000	129,662
5.05% 3/15/34	180,000	179,474
Becton Dickinson & Co.
3.73% 12/15/24	16,000	15,860
4.69% 12/15/44	113,000	99,558
Bristol-Myers Squibb Co.
3.40% 7/26/29	81,000	75,479
4.55% 2/20/48	202,000	173,098
5.10% 2/22/31	160,000	160,613
5.20% 2/22/34	450,000	449,082
5.55% 2/22/54	90,000	88,729
5.65% 2/22/64	60,000	58,612
Cigna Group
4.38% 10/15/28	600,000	582,643
4.80% 8/15/38	240,000	220,523
4.90% 12/15/48	220,000	193,361
CVS Health Corp.
1.88% 2/28/31	50,000	40,119
2.13% 9/15/31	180,000	144,511
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
CVS Health Corp. (continued)
3.63% 4/1/27	70,000	$67,146
3.75% 4/1/30	230,000	211,663
3.88% 7/20/25	480,000	471,294
4.13% 4/1/40	70,000	56,550
4.25% 4/1/50	220,000	167,365
4.30% 3/25/28	392,000	378,522
5.05% 3/25/48	570,000	491,116
5.13% 7/20/45	270,000	237,617
Eli Lilly & Co.
4.70% 2/9/34	420,000	411,820
5.00% 2/9/54	40,000	38,199
5.10% 2/9/64	330,000	315,184
Johnson & Johnson 2.10% 9/1/40	440,000	293,625
Merck & Co., Inc.
1.45% 6/24/30	600,000	496,413
2.75% 12/10/51	50,000	31,259
Pfizer, Inc.
1.70% 5/28/30	1,030,000	866,973
2.63% 4/1/30	220,000	195,165
2.70% 5/28/50	240,000	154,159
		10,458,376
Pipelines–2.49%
Cameron LNG LLC 3.30% 1/15/35	760,000	625,802
Columbia Pipelines Holding Co. LLC 6.04% 8/15/28	1,240,000	1,268,165
Columbia Pipelines Operating Co. LLC
6.04% 11/15/33	250,000	255,479
6.54% 11/15/53	310,000	326,644
Energy Transfer LP
2.90% 5/15/25	130,000	126,812
3.75% 5/15/30	1,240,000	1,140,682
4.95% 6/15/28	80,000	78,943
5.25% 4/15/29	250,000	249,011
5.30% 4/1/44	20,000	17,992
5.40% 10/1/47	210,000	187,863
5.50% 6/1/27	170,000	170,483
5.55% 5/15/34	210,000	207,833
6.25% 4/15/49	110,000	109,427
Enterprise Products Operating LLC
2.80% 1/31/30	470,000	419,799
3.13% 7/31/29	50,000	45,790
3.70% 1/31/51	320,000	235,903
3.95% 2/15/27	303,000	294,369
3.95% 1/31/60	90,000	65,734
4.15% 10/16/28	260,000	251,346
4.45% 2/15/43	50,000	42,907
4.85% 1/31/34	480,000	466,128
4.85% 3/15/44	40,000	36,025
LVIP Western Asset Core Bond Fund-14

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Enterprise Products Operating LLC (continued)
5.10% 2/15/45	180,000	$167,183
μ5.38% 2/15/78	70,000	65,381
6.65% 10/15/34	110,000	120,654
7.55% 4/15/38	40,000	47,265
Kinder Morgan Energy Partners LP
4.25% 9/1/24	260,000	259,224
5.50% 3/1/44	140,000	129,325
Kinder Morgan, Inc.
4.30% 6/1/25	150,000	148,047
4.30% 3/1/28	220,000	213,584
MPLX LP
4.50% 4/15/38	230,000	200,551
4.70% 4/15/48	170,000	139,833
4.80% 2/15/29	310,000	303,859
5.20% 3/1/47	100,000	89,294
5.20% 12/1/47	130,000	114,959
5.50% 2/15/49	190,000	175,267
ONEOK, Inc.
5.55% 11/1/26	100,000	100,408
5.80% 11/1/30	160,000	163,776
6.05% 9/1/33	270,000	277,988
6.63% 9/1/53	420,000	448,197
Targa Resources Corp. 4.95% 4/15/52	70,000	59,653
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	210,000	183,506
Transcontinental Gas Pipe Line Co. LLC
3.25% 5/15/30	180,000	162,416
7.85% 2/1/26	1,020,000	1,049,379
Western Midstream Operating LP
3.10% 2/1/25	340,000	334,138
4.05% 2/1/30	40,000	37,202
Williams Cos., Inc.
4.85% 3/1/48	50,000	43,245
4.90% 1/15/45	270,000	235,638
5.10% 9/15/45	190,000	171,177
5.15% 3/15/34	380,000	370,738
8.75% 3/15/32	120,000	143,381
		12,578,405
Retail–0.62%
Costco Wholesale Corp.
1.38% 6/20/27	290,000	263,416
1.60% 4/20/30	30,000	25,216
1.75% 4/20/32	120,000	96,377
Home Depot, Inc.
2.50% 4/15/27	100,000	93,643
2.70% 4/15/30	150,000	133,631
3.25% 4/15/32	530,000	470,058
3.30% 4/15/40	160,000	124,636
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Home Depot, Inc. (continued)
3.35% 4/15/50	210,000	$149,148
3.90% 6/15/47	30,000	23,663
Lowe's Cos., Inc.
1.70% 9/15/28	250,000	218,446
4.50% 4/15/30	240,000	232,903
McDonald's Corp.
1.45% 9/1/25	250,000	239,155
2.13% 3/1/30	220,000	188,835
3.50% 3/1/27	50,000	47,997
3.50% 7/1/27	40,000	38,333
3.60% 7/1/30	140,000	129,641
3.63% 9/1/49	30,000	21,745
3.70% 1/30/26	90,000	87,935
4.20% 4/1/50	160,000	127,539
4.88% 12/9/45	330,000	296,615
Walmart, Inc.
1.50% 9/22/28	80,000	70,664
1.80% 9/22/31	50,000	41,197
2.38% 9/24/29	30,000	26,912
		3,147,705
Semiconductors–0.74%
Applied Materials, Inc. 1.75% 6/1/30	90,000	75,792
Broadcom, Inc.
3.14% 11/15/35	380,000	304,299
3.19% 11/15/36	8,000	6,331
4.15% 11/15/30	72,000	68,000
4.93% 5/15/37	199,000	187,162
Intel Corp.
1.60% 8/12/28	120,000	105,037
3.05% 8/12/51	60,000	38,059
4.75% 3/25/50	200,000	172,145
5.13% 2/10/30	170,000	170,711
5.20% 2/10/33	120,000	119,813
KLA Corp. 4.65% 7/15/32	160,000	156,192
Micron Technology, Inc.
5.30% 1/15/31	190,000	189,572
5.88% 2/9/33	190,000	194,095
5.88% 9/15/33	20,000	20,466
NVIDIA Corp. 3.70% 4/1/60	210,000	158,805
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.70% 5/1/25	60,000	58,578
Texas Instruments, Inc.
1.75% 5/4/30	130,000	109,829
3.88% 3/15/39	70,000	61,096
4.15% 5/15/48	370,000	306,795
TSMC Arizona Corp.
1.75% 10/25/26	210,000	194,339
2.50% 10/25/31	1,250,000	1,058,153
		3,755,269
LVIP Western Asset Core Bond Fund-15

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software–0.34%
Adobe, Inc. 2.30% 2/1/30	260,000	$227,799
Oracle Corp.
1.65% 3/25/26	630,000	590,529
2.88% 3/25/31	510,000	440,372
2.95% 4/1/30	40,000	35,574
3.60% 4/1/50	90,000	62,989
4.65% 5/6/30	170,000	166,579
Salesforce, Inc. 3.70% 4/11/28	190,000	183,156
		1,706,998
Telecommunications–1.55%
AT&T, Inc.
2.25% 2/1/32	330,000	267,696
2.55% 12/1/33	340,000	270,350
3.55% 9/15/55	28,000	18,877
3.65% 9/15/59	50,000	33,531
3.80% 2/15/27	320,000	309,167
3.80% 12/1/57	60,000	41,918
4.35% 3/1/29	1,300,000	1,259,934
4.35% 6/15/45	58,000	48,097
Telefonica Emisiones SA 5.21% 3/8/47	150,000	132,487
T-Mobile USA, Inc.
2.25% 11/15/31	220,000	179,804
2.55% 2/15/31	130,000	110,354
3.00% 2/15/41	250,000	178,885
3.30% 2/15/51	60,000	40,507
3.50% 4/15/25	210,000	206,463
3.75% 4/15/27	40,000	38,446
3.88% 4/15/30	1,520,000	1,420,937
5.15% 4/15/34	190,000	186,744
Verizon Communications, Inc.
1.75% 1/20/31	840,000	679,788
2.10% 3/22/28	200,000	179,866
2.55% 3/21/31	398,000	338,144
2.65% 11/20/40	100,000	68,878
3.15% 3/22/30	170,000	153,297
3.40% 3/22/41	60,000	45,882
3.85% 11/1/42	210,000	166,564
4.00% 3/22/50	210,000	163,572
4.13% 3/16/27	110,000	107,227
4.40% 11/1/34	220,000	203,861
4.50% 8/10/33	840,000	789,694
4.86% 8/21/46	20,000	18,138
5.25% 3/16/37	130,000	128,418
5.50% 3/16/47	30,000	29,970
		7,817,496
Transportation–0.12%
Union Pacific Corp.
2.15% 2/5/27	170,000	158,347
2.40% 2/5/30	160,000	140,021
3.75% 7/15/25	90,000	88,622
3.75% 2/5/70	220,000	153,523
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Union Pacific Corp. (continued)
3.84% 3/20/60	90,000	$66,083
		606,596
Total Corporate Bonds (Cost $170,004,965)		155,327,068
NON-AGENCY ASSET-BACKED SECURITIES–7.60%
•522 Funding CLO Ltd. Series 2020-6A A1R 6.74% (TSFR03M + 1.41%) 10/23/34	480,000	480,374
•AB BSL CLO 4 Ltd. Series 2023-4A A 7.32% (TSFR03M + 2.00%) 4/20/36	250,000	251,995
•AGL CLO 13 Ltd. Series 2021-13A A1 6.75% (TSFR03M + 1.42%) 10/20/34	260,000	260,000
•Apex Credit CLO Ltd. Series 2020-1A A1RR 6.77% (TSFR03M + 1.45%) 4/20/35	680,000	679,961
•Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 A 6.78% (SOFR30A + 1.45%) 1/15/37	526,000	523,759
•ARES Loan Funding IV Ltd. Series 2023-ALF4A A1 7.08% (TSFR03M + 1.75%) 10/15/36	710,000	715,143
•ARES XLIV CLO Ltd. Series 2017-44A A1R 6.67% (TSFR03M + 1.34%) 4/15/34	680,000	680,360
Avis Budget Rental Car Funding AESOP LLC Series 2024-1A A 5.36% 6/20/30	330,000	328,472
•Balboa Bay Loan Funding Ltd. Series 2021-2A A1 6.76% (TSFR03M + 1.43%) 1/20/35	380,000	380,291
•Birch Grove CLO 4 Ltd. Series 2022-4A A1R 6.82% (TSFR03M + 1.48%) 7/15/37	410,000	410,000
•Birch Grove CLO 7 Ltd. Series 2023-7A A1 7.18% (TSFR03M + 1.80%) 10/20/36	1,760,000	1,772,255
•Birch Grove CLO 8 Ltd. Series 2024-8A A1 6.93% (TSFR03M + 1.63%) 4/20/37	240,000	241,497
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A A 2.44% 7/15/46	211,823	189,504
•BlueMountain CLO XXXI Ltd. Series 2021-31A A1 6.74% (TSFR03M + 1.41%) 4/19/34	440,000	440,872
LVIP Western Asset Core Bond Fund-16

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Catskill Park CLO Ltd. Series 2017-1A A2 7.29% (TSFR03M + 1.96%) 4/20/29	360,000	$360,397
•Cayuga Park CLO Ltd. Series 2020-1A AR 6.70% (TSFR03M + 1.38%) 7/17/34	620,000	620,577
•CBAM Ltd. Series 2017-1A A1 6.84% (TSFR03M + 1.51%) 7/20/30	451,865	451,867
•CIFC Funding Ltd. Series 2015-4A A1A2 6.66% (TSFR03M + 1.33%) 4/20/34	440,000	440,306
•CWHEQ Revolving Home Equity Loan Trust Series 2006-I 2A 5.58% (TSFR01M + 0.25%) 1/15/37	134,477	122,158
DRIVEN BRANDS FUNDING LLC Series 2024-1A A2 6.37% 10/20/54	850,000	850,000
•EFS Volunteer No. 2 LLC Series 2012-1 A2 6.80% (SOFR30A + 1.46%) 3/25/36	252,210	253,747
ELFI Graduate Loan Program LLC Series 2023-A A 6.37% 2/4/48	735,863	750,633
•Elmwood CLO 26 Ltd. Series 2024-1A A1 6.79% (TSFR03M + 1.50%) 4/18/37	200,000	201,340
•Elmwood CLO I Ltd. Series 2019-1A A1RR 6.83% (TSFR03M + 1.52%) 4/20/37	670,000	674,636
•Empower CLO Ltd. Series 2024-1A A1 6.91% (TSFR03M + 1.60%) 4/25/37	250,000	251,249
•Golub Capital Partners CLO 25M Ltd. Series 2015-25A AR 6.98% (TSFR03M + 1.64%) 5/5/30	166,176	166,380
•Golub Capital Partners CLO 57M Ltd. Series 2021-57A A1 7.08% (TSFR03M + 1.75%) 10/25/34	950,000	950,340
•Golub Capital Partners CLO 66B Ltd. Series 2023-66A A 7.27% (TSFR03M + 1.95%) 4/25/36	250,000	251,523
GoodLeap Sustainable Home Solutions Trust Series 2022-1GS A 2.70% 1/20/49	388,759	320,097
•Halsey Point CLO I Ltd. Series 2019-1A A1A1 6.94% (TSFR03M + 1.61%) 1/20/33	250,000	250,144
•HalseyPoint CLO 3 Ltd. Series 2020-3A A1A 7.04% (TSFR03M + 1.71%) 11/30/32	250,000	250,102
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Hardee's Funding LLC Series 2021-1A A2 2.87% 6/20/51	698,400	$599,896
Hertz Vehicle Financing III LP Series 2021-2A C 2.52% 12/27/27	580,000	525,955
•HGI CRE CLO Ltd. Series 2021-FL1 A 6.49% (TSFR01M + 1.16%) 6/16/36	169,389	168,587
Hildene Community Funding CDO Ltd. Series 2015-1A ARR 2.60% 11/1/35	573,188	484,362
•HPS Loan Management Ltd. Series 2021-16A A1 6.73% (TSFR03M + 1.40%) 1/23/35	360,000	360,119
•Kings Park CLO Ltd. Series 2021-1A A 6.72% (TSFR03M + 1.39%) 1/21/35	880,000	880,704
LAD Auto Receivables Trust Series 2023-2A A2 5.93% 6/15/27	796,704	797,462
•Magnetite XVII Ltd. Series 2016-17A AR2 6.82% (TSFR03M + 1.50%) 4/20/37	540,000	543,547
•Magnetite XXVI Ltd. Series 2020-26A A1R 6.71% (TSFR03M + 1.38%) 7/25/34	470,000	470,386
•Midocean Credit CLO VII Series 2017-7A BR 7.19% (TSFR03M + 1.86%) 7/15/29	420,000	420,081
MMAF Equipment Finance LLC Series 2024-A A4 5.10% 7/13/49	520,000	519,076
•Myers Park CLO Ltd. Series 2018-1A B1 7.19% (TSFR03M + 1.86%) 10/20/30	250,000	250,323
•Navient Student Loan Trust Series 2016-3A A3 6.80% (SOFR30A + 1.46%) 6/25/65	324,459	327,732
NP SPE X LP Series 2021-1A A1 2.23% 3/19/51	537,149	492,916
•Oaktree CLO Ltd. Series 2024-25A A 6.85% (TSFR03M + 1.55%) 4/20/37	750,000	755,045
•Ocean Trails CLO XIV Ltd. Series 2023-14A A1 7.32% (TSFR03M + 2.00%) 1/20/35	390,000	391,560
•Octagon Investment Partners XXI Ltd. Series 2014-1A AAR3 6.58% (TSFR03M + 1.26%) 2/14/31	363,227	363,697
•OHA Credit Funding 7 Ltd. Series 2020-7A AR 6.63% (TSFR03M + 1.30%) 2/24/37	590,000	590,002
•OHA Credit Partners XVI Series 2021-16A A 6.74% (TSFR03M + 1.41%) 10/18/34	440,000	440,358
LVIP Western Asset Core Bond Fund-17

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•OHA Loan Funding Ltd. Series 2013-2A AR 6.63% (TSFR03M + 1.30%) 5/23/31	475,015	$475,105
•Palmer Square CLO Ltd.
Series 2019-1A A1R 6.73% (TSFR03M + 1.41%) 11/14/34	440,000	440,684
Series 2022-5A A 7.32% (TSFR03M + 2.00%) 10/20/35	880,000	884,141
•Park Blue CLO Ltd. Series 2024-5A A1 6.80% (TSFR03M + 1.48%) 7/25/37	620,000	620,316
•Point Au Roche Park CLO Ltd. Series 2021-1A A 6.67% (TSFR03M + 1.34%) 7/20/34	900,000	900,692
•Rad CLO Ltd. Series 2023-22A A1 7.20% (TSFR03M + 1.83%) 1/20/37	1,500,000	1,517,803
•Recette CLO Ltd. Series 2015-1A ARR 6.67% (TSFR03M + 1.34%) 4/20/34	250,000	250,000
•REESE PARK CLO Ltd. Series 2020-1A AR 6.72% (TSFR03M + 1.39%) 10/15/34	790,000	790,724
•SLC Student Loan Trust Series 2008-1 A4A 7.21% (SOFR90A + 1.86%) 12/15/32	299,852	304,768
•SLM Private Credit Student Loan Trust
Series 2005-B A4 5.93% (TSFR03M + 0.59%) 6/15/39	174,025	170,488
Series 2006-A A5 5.89% (TSFR03M + 0.55%) 6/15/39	160,881	156,121
SMB Private Education Loan Trust
Series 2020-A A2A 2.23% 9/15/37	151,362	142,249
Series 2021-C APT1 1.39% 1/15/53	517,621	456,936
Series 2021-C B 2.30% 1/15/53	270,154	252,695
Series 2022-C A1A 4.48% 5/16/50	977,922	951,197
•Series 2024-C A1B 6.43% (SOFR30A + 1.10%) 6/17/52	404,222	404,542
•Symphony CLO Ltd. Series 2023-40A A1 6.97% (TSFR03M + 1.64%) 1/14/34	1,610,000	1,613,690
Triumph Rail Holdings LLC Series 2021-2 A 2.15% 6/19/51	447,766	407,569
U.S. Bank NA Series 2023-1 B 6.79% 8/25/32	354,622	356,081
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
U.S. Small Business Administration
Series 2019-20D 1 2.98% 4/1/39	69,832	$63,237
Series 2019-25G 1 2.69% 7/1/44	106,371	92,357
•Voya CLO Ltd.
Series 2017-3A A1R 6.63% (TSFR03M + 1.30%) 4/20/34	370,000	369,778
Series 2018-4A A1AR 6.63% (TSFR03M + 1.30%) 1/15/32	666,373	667,069
•Whitebox CLO I Ltd. Series 2019-1A A1RR 6.66% (TSFR03M + 1.32%) 7/24/36	680,000	680,000
•Whitebox CLO II Ltd. Series 2020-2A A1R 6.80% (TSFR03M + 1.48%) 10/24/34	500,000	500,635
•Whitebox CLO III Ltd. Series 2021-3A A1 6.81% (TSFR03M + 1.48%) 10/15/34	1,070,000	1,071,134
Total Non-Agency Asset-Backed Securities (Cost $38,830,898)		38,441,798
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.10%
Angel Oak Mortgage Trust
•Series 2021-7 A3 2.34% 10/25/66	197,393	165,010
Series 2022-3 A1 4.00% 1/25/67	414,326	387,823
BRAVO Residential Funding Trust
•Series 2022-NQM3 A1 5.11% 7/25/62	762,667	757,217
φ•Series 2024-NQM3 A1 6.19% 3/25/64	520,360	521,784
•CENT Trust Series 2023-CITY A 7.95% (TSFR01M + 2.62%) 9/15/38	870,000	874,349
•CRSO Trust Series 2023 7.12% 7/10/40	1,280,000	1,294,224
CSMC Trust
•Series 2018-J1 A2 3.50% 2/25/48	856,644	749,917
φ•Series 2019-NQM1 A3 4.06% 10/25/59	264,893	256,849
•Series 2020-RPL4 A1 2.00% 1/25/60	252,461	219,791
•Series 2021-AFC1 A1 0.83% 3/25/56	230,767	185,920
•Series 2021-AFC1 A3 1.17% 3/25/56	309,437	250,412
•Series 2021-NQM3 A3 1.63% 4/25/66	528,633	444,720
•Series 2021-NQM7 A1 1.76% 10/25/66	176,989	149,209
LVIP Western Asset Core Bond Fund-18

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
CSMC Trust (continued)
•Series 2021-NQM8 A1 1.84% 10/25/66	876,683	$761,294
Series 2021-RPL2 A1 2.00% 1/25/60	153,346	130,733
•Series 2022-NQM1 A1 2.27% 11/25/66	861,925	750,573
•Deephaven Residential Mortgage Trust Series 2022-1 A1 2.21% 1/25/67	616,141	547,260
•Ellington Financial Mortgage Trust Series 2021-2 A1 0.93% 6/25/66	235,687	187,765
*Freddie Mac REMICs Series 5179 GI 2.50% 1/25/52	855,400	141,677
φ•GCAT Trust Series 2020-NQM1 A3 3.55% 1/25/60	656,734	622,373
GNMA
Series 2022-24 AH 2.50% 2/20/52	162,707	136,150
Series 2022-9 GA 2.00% 1/20/52	320,497	258,635
•Impac CMB Trust Series 2007-A A 5.96% (TSFR01M + 0.61%) 5/25/37	296,732	284,736
•JP Morgan Mortgage Trust Series 2017-5 A2 5.52% 10/26/48	877,715	858,995
•MFA Trust Series 2020-NQM1 A3 2.30% 8/25/49	153,081	142,883
•Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV2 A1 6.50% 2/25/54	966,065	971,688
•New Residential Mortgage Loan Trust
Series 2014-2A A3 3.75% 5/25/54	162,280	150,883
Series 2015-2A A1 3.75% 8/25/55	550,697	514,825
Series 2015-2A A2 3.75% 8/25/55	313,460	291,530
Series 2016-3A A1B 3.25% 9/25/56	175,817	159,994
Series 2017-2A B2 4.75% 3/25/57	389,161	377,363
Series 2017-4A A1 4.00% 5/25/57	410,139	382,327
Series 2017-6A A1 4.00% 8/27/57	884,321	825,106
Series 2022-NQM2 A1 3.08% 3/27/62	866,731	794,332
OBX Trust
•Series 2021-NQM2 A1 1.10% 5/25/61	164,555	129,938
•Series 2021-NQM3 A1 1.05% 7/25/61	255,863	201,369
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
OBX Trust (continued)
•Series 2022-NQM1 A1 2.31% 11/25/61	845,520	$732,534
φ•Series 2024-NQM1 A1 5.93% 11/25/63	230,446	229,941
•Onslow Bay Mortgage Loan Trust Series 2021-NQM4 A1 1.96% 10/25/61	538,888	448,087
PRKCM Trust
•Series 2021-AFC2 A1 2.07% 11/25/56	237,383	202,416
φ•Series 2024-HOME1 A1 6.43% 5/25/59	670,651	674,046
φ•PRPM LLC Series 2024-RCF1 A1 4.00% 1/25/54	247,629	236,327
•RCKT Mortgage Trust Series 2024-INV1 A1 6.50% 6/25/54	300,000	301,746
•SG Residential Mortgage Trust Series 2022-1 A1 3.17% 3/27/62	829,054	759,727
Towd Point Mortgage Trust
•Series 2016-3 B1 4.13% 4/25/56	270,000	256,928
•Series 2019-HY2 M2 7.36% (TSFR01M + 2.01%) 5/25/58	300,000	307,625
Series 2022-4 A1 3.75% 9/25/62	768,501	710,759
Total Non-Agency Collateralized Mortgage Obligations (Cost $22,392,420)		20,739,790
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.00%
•AREIT Trust Series 2022-CRE6 A 6.58% (SOFR30A + 1.25%) 1/20/37	455,788	452,084
•BANK Series 2018-BN14 C 4.77% 9/15/60	520,000	435,099
•BMP Series 2024-MF23 A 6.70% (TSFR01M + 1.37%) 6/15/41	1,000,000	993,127
•BX Commercial Mortgage Trust
Series 2021-SOAR A 6.11% (TSFR01M + 0.78%) 6/15/38	350,695	346,311
Series 2021-XL2 A 6.13% (TSFR01M + 0.80%) 10/15/38	1,013,628	1,002,857
Series 2023-XL3 A 7.09% (TSFR01M + 1.76%) 12/9/40	470,000	469,413
Series 2024-XL5 A 6.72% (TSFR01M + 1.39%) 3/15/41	374,003	371,666
LVIP Western Asset Core Bond Fund-19

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Trust
Series 2019-OC11 A 3.20% 12/9/41	270,000	$240,157
•Series 2021-BXMF A 6.08% (TSFR01M + 0.75%) 10/15/26	587,553	579,840
•Series 2022-LBA6 A 6.33% (TSFR01M + 1.00%) 1/15/39	530,000	523,392
•Series 2024-PALM A 6.84% (TSFR01M + 1.54%) 6/15/37	250,000	248,832
•Series 2024-VLT4 B 7.26% (TSFR01M + 1.94%) 7/15/29	750,000	746,485
•CAMB Commercial Mortgage Trust Series 2019-LIFE A 6.70% (TSFR01M + 1.37%) 12/15/37	420,000	420,000
CD Mortgage Trust Series 2016-CD1 A4 2.72% 8/10/49	610,000	562,887
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	209,000	207,458
Series 2016-P3 A4 3.33% 4/15/49	178,000	170,352
Series 2016-P6 A4 3.46% 12/10/49	88,681	84,421
COMM Mortgage Trust
Series 2014-CR20 A4 3.59% 11/10/47	92,000	90,331
Series 2014-CR20 AM 3.94% 11/10/47	380,000	368,250
Series 2015-CR23 A4 3.50% 5/10/48	98,000	96,007
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	225,000	214,772
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 A5 3.91% 1/15/49	308,000	298,687
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	425,000	413,430
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.14% 6/15/49	404,000	380,981
•MHC Commercial Mortgage Trust Series 2021-MHC A 6.24% (TSFR01M + 0.92%) 4/15/38	293,607	291,221
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•MHC Trust Series 2021-MHC2 A 6.29% (TSFR01M + 0.96%) 5/15/38	131,523	$130,458
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23 A4 3.72% 7/15/50	388,000	379,542
Series 2015-C26 A5 3.53% 10/15/48	301,800	292,482
Series 2016-C29 A4 3.33% 5/15/49	170,000	162,537
•MSWF Commercial Mortgage Trust Series 2023-2 A5 6.01% 12/15/56	540,000	564,826
•MTN Commercial Mortgage Trust Series 2022-LPFL A 6.73% (TSFR01M + 1.40%) 3/15/39	320,000	316,100
•NJ Trust Series 2023-GSP A 6.70% 1/6/29	420,000	433,042
•OPG Trust Series 2021-PORT A 5.93% (TSFR01M + 0.60%) 10/15/36	695,464	683,762
•SMRT Series 2022-MINI A 6.33% (TSFR01M + 1.00%) 1/15/39	540,000	533,250
VLS Commercial Mortgage Trust Series 2020-LAB A 2.13% 10/10/42	480,000	383,481
VNDO Trust Series 2016-350P A 3.81% 1/10/35	1,080,000	1,007,376
*•Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1 XA 1.85% 8/15/49	3,828,661	96,169
Series 2016-C36 XA 1.30% 11/15/59	7,791,833	154,884
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $15,974,507)		15,145,969
ΔSOVEREIGN BONDS–1.54%
Chile—0.03%
Chile Government International Bonds 3.10% 1/22/61	290,000	178,750
		178,750
Colombia—0.36%
Colombia Government International Bonds
3.13% 4/15/31	280,000	220,374
3.88% 4/25/27	420,000	394,853
5.00% 6/15/45	650,000	455,640
5.20% 5/15/49	210,000	147,646
5.63% 2/26/44	760,000	581,099
		1,799,612
LVIP Western Asset Core Bond Fund-20

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
India—0.06%
Export-Import Bank of India 3.38% 8/5/26	310,000	$298,123
		298,123
Israel—0.22%
Israel Government International Bonds 2.75% 7/3/30	870,000	733,402
State of Israel
3.38% 1/15/50	220,000	140,131
3.80% 5/13/60	380,000	245,530
		1,119,063
Kazakhstan—0.15%
Kazakhstan Government International Bonds 4.88% 10/14/44	770,000	747,516
		747,516
Mexico—0.62%
Mexico Government International Bonds
3.50% 2/12/34	1,510,000	1,226,773
4.40% 2/12/52	1,000,000	729,120
4.75% 3/8/44	1,490,000	1,193,467
		3,149,360
Peru—0.08%
Peruvian Government International Bonds
3.55% 3/10/51	160,000	112,568
3.60% 1/15/72	430,000	275,122
		387,690
Uruguay—0.02%
Uruguay Government International Bonds 7.63% 3/21/36	80,000	94,437
		94,437
Total Sovereign Bonds (Cost $9,745,528)		7,774,551
U.S. TREASURY OBLIGATIONS–18.49%
U.S. Treasury Bonds
1.88% 2/15/51	5,300,000	3,095,117
3.88% 5/15/43	2,740,000	2,472,208
4.25% 2/15/54	1,210,000	1,152,147
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
4.38% 8/15/43	2,130,000	$2,055,949
4.50% 2/15/44	230,000	225,616
4.63% 5/15/44	11,260,000	11,238,887
4.75% 11/15/43	10,800,000	10,943,438
4.75% 11/15/53	19,090,000	19,734,287
U.S. Treasury Inflation Indexed Notes 1.13% 1/15/33	1,315,600	1,217,150
U.S. Treasury Notes
3.88% 11/30/29	11,200,000	10,939,250
3.88% 8/15/33	8,700,000	8,369,672
4.00% 1/31/31	3,000,000	2,939,648
4.00% 2/15/34	300,000	291,188
4.13% 8/31/30	220,000	217,198
4.25% 2/28/31	3,200,000	3,181,125
4.50% 5/31/29	570,000	573,874
4.50% 11/15/33	13,000,000	13,119,844
4.63% 5/31/31	1,700,000	1,727,625
Total U.S. Treasury Obligations (Cost $94,679,430)		93,494,223

	Number of Contracts
OPTIONS PURCHASED–0.01%
Centrally Cleared–0.01%
Put Options–0.01%
3 Month SOFR Strike price $95.50, expiration date 12/13/24, notional amount $13,608,750	57	63,413
		63,413
Total Options Purchased (Cost $53,557)		63,413

	Number of Shares
MONEY MARKET FUND–0.97%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	4,881,372	4,881,372
Total Money Market Fund (Cost $4,881,372)		4,881,372

TOTAL INVESTMENTS–98.87% (Cost $530,593,272)	499,821,466

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN –(0.00)%
Centrally Cleared–(0.00)%
Call Options Written–(0.00)%
3 Month SOFR Strike price $97.13, expiration date 12/13/24, notional amount $(27,680,625)	(114)	(4,987)
LVIP Western Asset Core Bond Fund-21

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Centrally Cleared (continued)
Put Option Written–(0.00)%
3 Month SOFR Strike price $95.00, expiration date 12/13/24, notional amount $(13,537,500)	(57)	$(15,319)
Total Options Written (Premium received $(85,266))		(20,306)

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.13%	5,746,260
NET ASSETS APPLICABLE TO 64,978,291 SHARES OUTSTANDING–100.00%	$505,547,420
NET ASSET VALUE PER SHARE–LVIP WESTERN ASSET CORE BOND FUND STANDARD CLASS ($24,722,797 / 3,184,654 Shares)	$7.763
NET ASSET VALUE PER SHARE–LVIP WESTERN ASSET CORE BOND FUND SERVICE CLASS ($480,824,623 / 61,793,637 Shares)	$7.781
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$733,724,072
Distributable earnings/(accumulated loss)	(228,176,652)
TOTAL NET ASSETS	$505,547,420

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2024. Rate will reset at a future date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2024.
ΔSecurities have been classified by country of origin.

★Includes $767,397 cash collateral held at broker for futures contracts, $1,962,722 cash collateral held at brokers for centrally cleared swap contracts, $339,267 variation margin due from brokers on centrally cleared swap contracts, $850,000 payable for securities purchased,
$107,458 payable for fund shares redeemed, $113,416 other accrued expenses payable, $296,440 due to manager and affiliates, $241,947 variation margin due to broker on futures contracts, $24,869 payable for audit fee and $55,238 payable for fund accounting fee as of June 30,
2024.

LVIP Western Asset Core Bond Fund-22

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)

The following futures contracts and swap contracts were outstanding at June 30, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
64	3 Month SOFR	$15,223,201	$15,289,446	3/18/25	$—	$(66,245)
236	3 Month SOFR	56,657,700	56,609,853	3/17/26	47,847	—
782	U.S. Treasury 10 yr Notes	86,007,781	85,444,381	9/19/24	563,400	—
210	U.S. Treasury 5 yr Notes	22,381,406	22,300,828	9/30/24	80,578	—
12	U.S. Treasury Long Bonds	1,419,750	1,402,322	9/19/24	17,428	—
Total Futures Contracts					$709,253	$(66,245)
Swap Contract1
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared/
Protection Sold
CDX.NA.IG.42[4]	49,283,000	(1.00%)	6/20/29	$1,023,368	$1,032,307	$—	$(8,939)
Swap Contracts1
Interest Rate Swap (IRS) Contracts
Notional Amount[3]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared
5,145,000	(2.60)	SOFR12M	Receive	Annual	10/14/27	$361,882	$54,588	$307,294	$—
12,415,000	(2.77)	SOFR12M	Pay	Annual	10/14/24	(325,724)	(9,844)	—	(315,880)
14,508,000	(3.50)	SOFR12M	Pay	Annual	9/30/24	(275,766)	1,031	—	(276,797)
2,730,000	(2.60)	SOFR12M	Receive	Annual	2/15/48	557,193	174,434	382,759	—
6,587,000	(3.15)	SOFR12M	Receive	Annual	5/15/48	738,246	(1,228,197)	1,966,443	—
4,705,000	(3.05)	SOFR12M	Receive	Annual	2/15/48	628,001	183,379	444,622	—
26,849,000	(3.87)	SOFR12M	Receive	Annual	2/28/31	227,157	(67,621)	294,778	—
17,066,000	(4.20)	SOFR12M	Receive	Annual	4/30/31	(250,386)	(161,479)	—	(88,907)
Total IRS Contracts							$(1,053,709)	$3,395,896	$(681,584)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2024.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[4] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
CDX.NA.IG–Credit Default Swap Index North American Investment Grade
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
GNMA–Government National Mortgage Association
H15T1Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 Year
HSBC–Hong Kong and Shanghai Banking Corporation
LVIP Western Asset Core Bond Fund-23

LVIP Western Asset Core Bond Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
IRS–Interest Rate Swap
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LNG–Liquefied Natural Gas
REMIC–Real Estate Mortgage Investment Conduits
RFUCCT1Y–Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
SOFR12M–Secured Overnight Financing Rate 12 Months
SOFR30A–Secured Overnight Financing Rate 30 Days Average
SOFR90A–Secured Overnight Financing Rate 90 Days Average
STACR–Structured Agency Credit Risk
TSFR01M–1 Month Term Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Western Asset Core Bond Fund-24

LVIP Western Asset Core Bond Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Interest	$11,257,613
EXPENSES:
Management fees	1,098,664
Distribution fees-Service Class	582,313
Shareholder servicing fees	70,803
Accounting and administration expenses	54,385
Custodian fees	45,555
Pricing fees	44,585
Professional fees	35,333
Reports and statements to shareholders	12,654
Trustees’ fees and expenses	8,048
Consulting fees	1,274
Other	12,718
Total operating expenses	1,966,332
NET INVESTMENT INCOME	9,291,281
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(16,462,413)
Futures contracts	(2,111,473)
Options purchased	(150,352)
Options written	151,140
Swap contracts	3,437,934
Net realized loss	(15,135,164)
Net change in unrealized appreciation (depreciation) of:
Investments	5,108,498
Futures contracts	(2,811,490)
Options purchased	68,382
Options written	59,054
Swap contracts	(901,302)
Net change in unrealized appreciation (depreciation)	1,523,142
NET REALIZED AND UNREALIZED LOSS	(13,612,022)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,320,741)
See accompanying notes, which are an integral part of the financial statements.

LVIP Western Asset Core Bond Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$9,291,281	$55,278,888
Net realized loss	(15,135,164)	(270,772,747)
Net change in unrealized appreciation (depreciation)	1,523,142	221,611,237
Net increase (decrease) in net assets resulting from operations	(4,320,741)	6,117,378
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(2,930,979)
Service Class	—	(46,809,185)
	—	(49,740,164)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,520,955	127,426,886
Service Class	45,492,693	89,466,117
Reinvestment of dividends and distributions:
Standard Class	—	2,930,979
Service Class	—	46,809,185
	50,013,648	266,633,167
Cost of shares redeemed:
Standard Class	(1,379,572)	(1,580,183,769)
Service Class	(24,798,421)	(48,099,208)
	(26,177,993)	(1,628,282,977)
Increase (decrease) in net assets derived from capital share transactions	23,835,655	(1,361,649,810)
NET INCREASE (DECREASE) IN NET ASSETS	19,514,914	(1,405,272,596)
NET ASSETS:
Beginning of period	486,032,506	1,891,305,102
End of period	$505,547,420	$486,032,506
See accompanying notes, which are an integral part of the financial statements.
LVIP Western Asset Core Bond Fund-25

LVIP Western Asset Core Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Western Asset Core Bond Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$7.827	$8.261	$10.197	$10.782	$10.116	$9.415
Income (loss) from investment operations:
Net investment income[2]	0.155	0.307	0.228	0.169	0.217	0.276
Net realized and unrealized gain (loss)	(0.219)	0.172	(1.893)	(0.352)	0.692	0.710
Total from investment operations	(0.064)	0.479	(1.665)	(0.183)	0.909	0.986
Less dividends and distributions from:
Net investment income	—	(0.913)	(0.271)	(0.235)	(0.243)	(0.283)
Net realized gain	—	—	—	(0.159)	—	—
Return of capital	—	—	—	(0.008)	—	(0.002)
Total dividends and distributions	—	(0.913)	(0.271)	(0.402)	(0.243)	(0.285)
Net asset value, end of period	$7.763	$7.827	$8.261	$10.197	$10.782	$10.116
Total return[3]	(0.82% )	5.93%	(16.42% )	(1.72% )	9.00%	10.48%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$24,723	$21,725	$1,494,224	$1,971,350	$1,868,293	$1,748,824
Ratio of expenses to average net assets	0.57%	0.53%	0.52%	0.50%	0.51%	0.51%
Ratio of net investment income to average net assets	4.04%	3.61%	2.53%	1.61%	2.06%	2.75%
Portfolio turnover	73%	207% [4]	128%	129%	225%	159%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes, which are an integral part of the financial statements.
LVIP Western Asset Core Bond Fund-26

LVIP Western Asset Core Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Western Asset Core Bond Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$7.855	$8.249	$10.181	$10.768	$10.107	$9.413
Income (loss) from investment operations:
Net investment income[2]	0.146	0.280	0.205	0.143	0.190	0.251
Net realized and unrealized gain (loss)	(0.220)	0.218	(1.889)	(0.352)	0.691	0.709
Total from investment operations	(0.074)	0.498	(1.684)	(0.209)	0.881	0.960
Less dividends and distributions from:
Net investment income	—	(0.892)	(0.248)	(0.212)	(0.220)	(0.264)
Net realized gain	—	—	—	(0.159)	—	—
Return of capital	—	—	—	(0.007)	—	(0.002)
Total dividends and distributions	—	(0.892)	(0.248)	(0.378)	(0.220)	(0.266)
Net asset value, end of period	$7.781	$7.855	$8.249	$10.181	$10.768	$10.107
Total return[3]	(0.94% )	6.19%	(16.62% )	(1.97% )	8.73%	10.21%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$480,825	$464,308	$397,081	$498,962	$404,800	$272,881
Ratio of expenses to average net assets	0.82%	0.78%	0.77%	0.75%	0.76%	0.76%
Ratio of net investment income to average net assets	3.79%	3.36%	2.28%	1.36%	1.81%	2.50%
Portfolio turnover	73%	207% [4]	128%	129%	225%	159%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes, which are an integral part of the financial statements.
LVIP Western Asset Core Bond Fund-27

LVIP Western Asset Core Bond Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Western Asset Core Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to maximize total return, consistent with prudent investment management and liquidity needs.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.   Swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a
LVIP Western Asset Core Bond Fund-28

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.45% of the first $2 billion of the Fund’s average daily net assets; and 0.35% of the Fund’s average daily net assets in excess of $2 billion.   The management fee is calculated daily and paid monthly.
Western Asset Management Company (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$20,639
Legal	3,140
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,626 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$186,056
Distribution fees payable to LFD	98,356
Printing and mailing fees payable to Lincoln Life	38
Shareholder servicing fees payable to Lincoln Life	11,990
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP Western Asset Core Bond Fund-29

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$21,317,717
Purchases of U.S. government securities	366,151,704
Sales other than U.S. government securities	31,383,226
Sales of U.S. government securities	320,393,178
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$530,593,272
Aggregate unrealized appreciation of investments and derivatives	$6,391,677
Aggregate unrealized depreciation of investments and derivatives	(33,815,102)
Net unrealized depreciation of investments and derivatives	$(27,423,425)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Western Asset Core Bond Fund-30

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$17,395,991	$—	$17,395,991
Agency Commercial Mortgage-Backed Securities	—	2,630,120	—	2,630,120
Agency Mortgage-Backed Securities	—	143,927,171	—	143,927,171
Corporate Bonds	—	155,327,068	—	155,327,068
Non-Agency Asset-Backed Securities	—	38,441,798	—	38,441,798
Non-Agency Collateralized Mortgage Obligations	—	20,739,790	—	20,739,790
Non-Agency Commercial Mortgage-Backed Securities	—	15,145,969	—	15,145,969
Sovereign Bonds	—	7,774,551	—	7,774,551
U.S. Treasury Obligations	—	93,494,223	—	93,494,223
Money Market Fund	4,881,372	—	—	4,881,372
Options Purchased	63,413	—	—	63,413
Total Investments	$4,944,785	$494,876,681	$—	$499,821,466
Derivatives:

Assets:
Futures Contracts	$709,253	$—	$—	$709,253
Swap Contracts	$—	$3,395,896	$—	$3,395,896
Liabilities:
Futures Contract	$(66,245)	$—	$—	$(66,245)
Swap Contracts	$—	$(690,523)	$—	$(690,523)
Options Written	$(20,306)	$—	$—	$(20,306)
During the six months ended June 30, 2024, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	587,494	15,019,213
Service Class	5,887,780	10,719,279
Shares reinvested:
Standard Class	—	372,995
Service Class	—	6,040,566
	6,475,274	32,152,053
Shares redeemed:
Standard Class	(178,554)	(193,487,169)
Service Class	(3,206,490)	(5,786,101)
	(3,385,044)	(199,273,270)
Net increase (decrease)	3,090,230	(167,121,217)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
LVIP Western Asset Core Bond Fund-31

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; to facilitate investments in portfolio securities and to reduce transaction costs.
Options Contracts–During the six months ended June 30, 2024, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the six months ended June 30, 2024, the Fund used options contracts to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions; to adjust the Fund's overall exposure to certain markets; to protect the value of portfolio securities and to facilitate investments in portfolio securities.
Swap Contracts–The Fund enters into inflation swap contracts, interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from (paid to) the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is
LVIP Western Asset Core Bond Fund-32

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
positive. This risk is mitigated by (1) for bilateral swap contracts having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, trading these instruments through a central counterparty.
During the six months ended June 30, 2024, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the six months ended June 30, 2024, the Fund entered into CDS contracts as a seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparty for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
As disclosed in the footnotes to the Statement of Net Assets, at June 30, 2024, the notional value of the protection sold was USD 49,283,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2024, net unrealized depreciation of the protection sold was $8,939.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the six months ended June 30, 2024, the Fund used CDS contracts to gain exposure to certain securities or markets.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
LVIP Western Asset Core Bond Fund-33

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	$709,253	Receivables and other assets net of liabilities	$(66,245)
Options purchased (Equity contracts)	Receivables and other assets net of liabilities	63,413	Receivables and other assets net of liabilities	—
Options written (Equity contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(20,306)
Swap contracts (Credit contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(8,939)
Swap contracts (Interest rate contracts)	Receivables and other assets net of liabilities	3,395,896	Receivables and other assets net of liabilities	(681,584)
Total		$4,168,562		$(777,074)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(2,111,473)	$(2,811,490)
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	60,608	66,647
Options purchased (Interest rate contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(210,960)	1,735
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	(55,556)	63,864
Options written (Interest rate contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	206,696	(4,810)
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	849,922	(490,200)
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	2,588,012	(411,102)
Total		$1,327,249	$(3,585,356)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$245,563,175	$60,136,157
Options contracts (average value)	146,326	104,450
CDS contracts (average notional value)**	38,974,043	(14,080,857)
Interest rate swap contracts (average notional value)***	42,622,714	50,183,143

**Long represents buying protection and short represents selling protection.
***Long represents paying floating interest payments and short represent receiving floating interest payments.
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting
LVIP Western Asset Core Bond Fund-34

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2024, the Fund had no assets and liabilities subject to offsetting provisions.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP Western Asset Core Bond Fund-35

LVIP Western Asset Core Bond Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU was effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In March 2021, the Financial Conduct Authority (FCA), regulator of financial services firms and financial markets in the United Kingdom, announced that the intended cessation date of the overnight 1-, 3-, 6-, and 12-month tenors of USD LIBOR would be June 30, 2023. In December 2022, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2022-06, Reference Rate Reform (Topic 848)-Deferral of the Sunset Date of Topic 848. The amendments in this update defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management is currently evaluating the impact, if any, of applying this ASU.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Western Asset Core Bond Fund-36

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Effective, January 1, 2024, the Lincoln Variable Insurance Products Trust (the “Trust”), on behalf of LVIP JPMorgan Core Bond Fund, LVIP JPMorgan Mid Cap Value Fund, LVIP JPMorgan Small Cap Core Fund, and LVIP JPMorgan U.S. Equity Fund (the “Funds”), each a series of the Trust, dismissed Tait, Weller and Baker LLP (“TW”) as the Funds’ independent registered public accounting firm for the fiscal year ending December 31, 2024.

TW’s report on the Funds’ financial statements for the fiscal year ended December 31, 2023 does not contain an adverse opinion or a disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope and accounting principles.

During the fiscal year ended December 31, 2023, there have been no disagreements between the Trust and TW on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of TW would have cause them to make reference thereto in their reports on the financial statements for such year.

During the fiscal year ended December 31, 2023, there were no “reportable events” (as defined in paragraph (a)(1)(v) of Item 304 of Regulation S-K).

The Trust provided TW with a copy of the disclosure contained herein prior to filing and has requested that TW furnish the Trust with a letter addressed to the SEC stating whether it agrees with the above statements and, if not, stating the respects in which it does not agree. TW agrees with the above statements. A copy of the letter is attached hereto as Exhibit 19(a)(5).

The Audit Committee of the Trust’s Board of Trustees participated in and approved the decision to engage Ernst and Young (“EY”) as the independent registered public accounting firm for the fiscal year ended December 31, 2024. The selection of EY does not reflect any disagreements with or dissatisfaction by the Trust or the Board of Trustees with the performance of the Funds’ prior independent registered public accounting firm, TW.

During the fiscal year ended December 31, 2023 neither the Funds, nor anyone on their behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered regarding the Funds’ financial statements; or (ii) concerned the subject of a “disagreement” (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a “reportable event” (as defined in paragraph (a)(1)(v) of Item 304 of Regulation S-K).

Effective, April 26, 2024, the Lincoln Variable Insurance Products Trust (the “Trust”), on behalf of LVIP American Century Balanced Fund, LVIP American Century Capital Appreciation Fund, LVIP American Century Disciplined Core Value Fund, LVIP American Century Inflation Protection Fund, LVIP American Century International Fund, LVIP American Century Large Company Value Fund, LVIP American Century Mid Cap Value Fund, LVIP American Century Ultra Fund, and LVIP American Century Value Fund (the “Funds”), each a series of the Trust, appointed another firm to replace Deloitte & Touche LLP (“Deloitte”) as the Funds’ independent registered public accounting firm for the fiscal year ending December 31, 2024.

Deloitte’s report on the Funds’ financial statements for the fiscal years ended December 31, 2023 and 2022 do not contain an adverse opinion or a disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope and accounting principles.

During the fiscal years ended December 31, 2023 and December 31, 2022 and the subsequent interim period through April 26, 2024, there have been no disagreements between the Trust and Deloitte on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of Deloitte would have cause them to make reference thereto in their reports on the financial statements for such years.

During the fiscal years ended December 31, 2023 and December 31, 2022 and the subsequent interim period through April 26, 2024, there were no “reportable events” (as defined in paragraph (a)(1)(v) of Item 304 of Regulation S-K).

The Trust provided Deloitte with a copy of the disclosure contained herein prior to filing and has requested that Deloitte furnish the Trust with a letter addressed to the SEC stating whether it agrees with the above statements and, if not, stating the respects in which it does not agree. Deloitte agrees with the above statements. A copy of the letter is attached hereto as Exhibit 19(a)(5).

The Audit Committee of the Trust’s Board of Trustees participated in and approved the decision to engage Ernst and Young (“EY”) as the independent registered public accounting firm for the fiscal year ended December 31, 2024. The selection of EY does not reflect any disagreements with or dissatisfaction by the Trust or the Board of Trustees with the performance of the Funds’ prior independent registered public accounting firm, Deloitte.

During the fiscal years ended December 31, 2023 and December 31, 2022 and the subsequent interim period through April 26, 2024, neither the Funds, nor anyone on their behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered regarding the Funds’ financial statements; or (ii) concerned the subject of a “disagreement” (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a “reportable event” (as defined in paragraph (a)(1)(v) of Item 304 of Regulation S-K).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a special shareholder meeting on June 14, 2024, the election of ten Board of Trustee candidates to the Board of Trustees of the Lincoln Variable Insurance Products Trust was submitted for shareholder vote as follows:

Trustee Candidate	For	Against or Withheld	Abstain	Broker Non-Votes
Jayson R. Bronchetti	6,863,291,774.722	269,784,902.285	0.000	0.000
Steve A. Cobb	6,850,221,349.302	282,855,327.705	0.000	0.000
Peter Finnerty	6,856,995,831.897	276,080,845.110	0.000	0.000
Ken C. Joseph	6,862,755,926.503	270,320,750.504	0.000	0.000
Barbara L. Lamb	6,864,928,520.271	268,148,156.736	0.000	0.000
Thomas A. Leonard	6,847,828,600.847	285,248,076.160	0.000	0.000
Pamela L. Salaway	6,860,649,835.602	272,426,841.405	0.000	0.000
Manisha A. Thakor	6,851,790,004.392	281,286,672.615	0.000	0.000
Brian W. Wixted	6,861,863,205.723	271,213,471.284	0.000	0.000
Nancy B. Wolcott	6,864,314,321.309	268,762,355.698	0.000	0.000

Also at the special shareholder meeting on June 14, 2024, a vote to authorize the LVIP BlackRock Global Allocation Fund to rely on a Securities and Exchange Commission “manager-of-managers” exemptive order was submitted to shareholders as follows:

For	Against or Withheld	Abstain	Broker Non-Votes
157,089,597.435	6,738,741.079	11,734,223.694	0.000

At a special shareholder meeting on March 15, 2024, a vote was submitted to shareholders of the LVIP T. Rowe Price Growth Stock Fund (now the LVIP AllianceBernstein Large Cap Growth Fund) to approve changing the Fund’s sub-classification from “diversified” to “non-diversified,” and the elimination of a related fundamental investment restriction, as follows:

For	Against or Withheld	Abstain	Broker Non-Votes
20,193,158.447	1,404,086.248	993,616.361	0.000

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The following table sets forth the compensation paid to the Trust’s Independent Trustees and by the Fund Complex for the fiscal year ended December 31, 2023:

Name of Person, Position	Aggregate Compensation from the Trust	Total Compensation from the Trust and Fund Complex
Steve A. Cobb, Trustee	$346,500	$346,500
Ken C. Joseph, Trustee	$322,500	$322,500
Barbara L. Lamb, Trustee	$322,500	$322,500
Gary D. Lemon, Trustee*	$322,500	$322,500
Thomas A. Leonard, Trustee	$390,500	$390,500
Charles I. Plosser, Trustee*	$319,000	$319,000
Pamela L. Salaway, Trustee	$322,500	$322,500
Manisha A. Thakor, Trustee	$322,500	$322,500
Brian W. Wixted, Trustee	$346,500	$346,500
Nancy B. Wolcott, Trustee	$332,500	$332,500

*	Effective December 31, 2023, Dr. Lemon and Mr. Plosser retired as Independent Trustees of the Trust

Certain officers and trustees of the Fund Complex are also officers or directors of The Lincoln National Life Insurance Company and its affiliates and receive no compensation from the Fund Complex. The Fund Complex pays compensation to unaffiliated trustees.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Lincoln Variable Insurance Products Trust

Board Considerations for the Appointment of Sub-adviser

LVIP T. Rowe Price Growth Stock Fund

Background

On December 5-6, 2023, the Board of Trustees of the Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) (the “Board”) met to consider, among other things, the approval of a sub-advisory agreement between Lincoln Financial Investments Corporation (“LFI”) and AllianceBernstein L.P. (“AllianceBernstein”) (the “Sub-Advisory Agreement”), with respect to the LVIP T. Rowe Price Growth Stock Fund (to be renamed the LVIP AllianceBernstein Large Cap Growth Fund) (the “Fund”), expected to take effect on or around April 5, 2024.

The trustees who were not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LFI and AllianceBernstein prior to the meeting, and were advised by their independent legal counsel of their fiduciary duties pertaining to approval of sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LFI and AllianceBernstein provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including AllianceBernstein’s responses to LFI’s request for proposal. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and Lincoln National Life Insurance Company employees to consider the approval of the Sub-Advisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendation to the Board.

The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement for the Fund. In considering the approval of the proposed Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Sub-Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the proposed Sub-Advisory Agreement between LFI and AllianceBernstein on behalf of the Fund, the Board considered the nature, extent and quality of services to be provided by AllianceBernstein under the proposed Sub-Advisory Agreement. The Board reviewed the services to be provided by AllianceBernstein, the backgrounds of the investment professionals proposed to service the Fund and the reputation, resources and investment approach of AllianceBernstein. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board also noted that AllianceBernstein currently subadvises an equity sleeve of the LVIP Blended Large Cap Growth Managed Volatility Fund in a strategy similar to that proposed for Fund. The Board also considered that it reviewed extensive information provided by AllianceBernstein in connection with the 2023 contract renewal process. The Board concluded that the services to be provided by AllianceBernstein were expected to be satisfactory.

Sub-Advisory Fee and Economies of Scale. The Board considered comparable sub-advisory fee information provided by LFI and noted that, with respect to the proposed sub-advisory fee schedule, the schedule was lower than the current sub-advisory fee schedule for the Fund. The Board considered that the proposed sub-advisory fee schedule was negotiated between LFI and AllianceBernstein, an unaffiliated third party, and that LFI would compensate AllianceBernstein from its fees. The Board concluded that the proposed sub-advisory fee schedule was reasonable.

Profitability and Fallout Benefits. The Board considered that the proposed sub-advisory fee schedule was negotiated between LFI and AllianceBernstein, an unaffiliated third party, and that LFI would compensate AllianceBernstein from its fees. The Board considered materials provided by AllianceBernstein as to any additional benefits it would receive and that AllianceBernstein indicated it identified no fall-out benefits from its proposed relationship to the Fund and that it obtains research with soft dollars.

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement were fair and reasonable, and that approval of the Sub-Advisory Agreement was in the best interests of the Fund.

Lincoln Variable Insurance Products Trust
Board Considerations

American Century Fund Adoptions — Sub-Advised Funds

LVIP American Century Balanced Fund

LVIP American Century Capital Appreciation Fund

LVIP American Century Disciplined Core Value Fund

LVIP American Century Inflation Protection Fund

LVIP American Century International Fund

LVIP American Century Large Company Value Fund

LVIP American Century Mid Cap Value Fund

LVIP American Century Ultra Fund

LVIP American Century Value Fund

Background

On October 23, 2023 the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the approval of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”); and (ii) the approval of the investment sub-advisory agreement (together with the investment management agreement, the “Advisory Agreements”) with American Century Investment Management, Inc. (“ACIM”) for nine new series of the Trust (each a “Fund” and collectively the “Funds”). On September 13, 2023, the Board approved the organization of the Funds, and noted that each Fund was being formed to acquire the assets and liabilities (the “Transaction”) of an existing fund advised by ACIM (each an “Acquired Fund” and collectively the “Acquired Funds”) with substantially similar investment objective(s) and principal investment strategies.

The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LFI, Lincoln National Life Insurance Company (“Lincoln Life”) and ACIM prior to and during the meetings. Among other information, LFI, Lincoln Life and ACIM provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including a presentation by representatives of ACIM at the September 12, 2023 meeting. The Board noted that LFI provided services to other funds in the Trust and ACIM provided services to a fund in the Trust and that the Board reviewed extensive information provided by LFI and ACIM in connection with the 2023 contract renewal process. The Board determined that, given the totality of the information provided in connection with the 2023 annual contract renewal process and with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LFI and ACIM to consider the approval of the Advisory Agreements.

Based upon its review, the Board concluded that it was in the best interests of each Fund that the Advisory Agreements be approved. In considering the approval of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the approval of the investment management agreement with LFI, the Board considered the nature, extent and quality of services expected to be provided to the Funds by LFI, including LFI personnel and resources and LFI’s criteria for review of a sub-adviser’s performance. The Board considered LFI’s rationale for proposing the organization of the Funds in connection with the adoption of the Acquired Funds. The Board reviewed the services to be provided by LFI in serving as investment adviser, including the backgrounds of the personnel providing the investment management services and compliance staff. The Board also considered that certain Lincoln Life personnel provide services to the other funds in the Trust on behalf of LFI, and that Lincoln Life was proposed to provide administrative services to the Funds under a separate administration agreement. The Board concluded that the services provided by LFI were expected to be satisfactory.

Performance. The Board considered that LFI would not manage the day-to-day investment portfolio of the Funds and would delegate those duties to ACIM. The Board noted the oversight activities to be performed by LFI, including review of returns on a relative and absolute basis, evaluation of brokerage execution quality and compliance reviews.

Management Fee. The Board reviewed each Fund’s proposed investment management fee schedule and estimated net expense ratio giving effect to the expense limitation that LFI proposed for the Standard Class, Standard Class II and Service Class of each Fund through at least April 30, 2026 (i.e., two years from the anticipated closing of the Transaction), and reviewed information comparing the investment management fee schedule and estimated net expense ratio to the median of a peer group provided by LFI.

The Board noted that the proposed effective investment management fee for the LVIP American Century Balanced Fund was the same as the median investment management fee of the peer group provided by LFI. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through at least April 30, 2026 (i.e., two years from the closing of the Transaction), was below the median expense ratio of the peer group.

The Board noted that the proposed effective investment management fee for the LVIP American Century Capital Appreciation Fund was below the median investment management fee of the peer group provided by LFI. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through at least April 30, 2026 (i.e., two years from the closing of the Transaction), was below the median expense ratio of the peer group.

The Board noted that the proposed effective investment management fee for the LVIP American Century Disciplined Core Value Fund was below the median investment management fee of the peer group provided by LFI. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through at least April 30, 2026 (i.e., two years from the closing of the Transaction), was below the median expense ratio of the peer group.

The Board noted that the proposed effective investment management fee for the LVIP American Century Inflation Protection Fund was below the median investment management fee of the peer group provided by LFI. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through at least April 30, 2026 (i.e., two years from the closing of the Transaction), was below the median expense ratio of the peer group.

The Board noted that the proposed effective investment management fee for the LVIP American Century International Fund was within range of the median investment management fee of the peer group provided by LFI. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through at least April 30, 2026 (i.e., two years from the closing of the Transaction), was below the median expense ratio of the peer group.

The Board noted that the proposed effective investment management fee for LVIP American Century Large Company Value Fund was below the median investment management fee of the peer group provided by LFI. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through at least April 30, 2026 (i.e., two years from the closing of the Transaction), was below the median expense ratio of the peer group.

The Board noted that the proposed effective investment management fee for LVIP American Century Mid Cap Value Fund was the same as the median investment management fee of the peer group provided by LFI. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through at least April 30, 2026 (i.e., two years from the closing of the Transaction), was within range of the median expense ratio of the peer group.

The Board noted that the proposed effective investment management fee for LVIP American Century Ultra Fund was below the median investment management fee of the peer group provided by LFI. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through at least April 30, 2026 (i.e., two years from the closing of the Transaction), was below the median expense ratio of the peer group.

The Board noted that the proposed effective investment management fee for LVIP American Century Value Fund was within range of median investment management fee of the peer group provided by LFI. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through at least April 30, 2026 (i.e., two years from the closing of the Transaction), was below the median expense ratio of the peer group.

In light of the nature, quality and extent of services to be provided by LFI, including sub-adviser oversight, the Board concluded that each Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of the Funds’ investors. The Board considered that LFI proposed to implement an expense limitation for each Fund’s Standard Class, Standard Class II and Service Class shares through April 30, 2026 (i.e., two years from the closing of the Transaction), and concluded that economies of scale would be appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability analysis to LFI with respect to each Fund, and concluded that the estimated profitability of LFI in connection with the management of each Fund was not unreasonable. The Board also considered that ACIM and LFI would bear the costs associated with the Transaction.

Fallout Benefits. The Board considered LFI’s statement that the information LFI provided in connection with the 2023 contract renewal process regarding the benefits LFI and its affiliates receive because of their relationship with the Trust and its series was the same as those that would apply to the Fund.

Sub-Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the sub-advisory agreement between LFI and ACIM with respect to the Funds, the Board considered the nature, extent and quality of day-to-day investment management services to be provided by ACIM under the sub-advisory agreement. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board considered that ACIM currently serves as investment adviser to the Acquired Funds. The Board concluded that the services to be provided by ACIM were expected to be satisfactory.

Performance. With respect to performance, the Board considered that the Funds had not commenced operations. The Board considered the performance of the Acquired Funds and that, at the closing of the Transaction, LFI anticipates that each Fund will be managed pursuant to substantially similar principal investment strategies. The Board reviewed each Acquired Fund’s investment performance over multiple time periods ended June 30, 2023 and the average performance of funds in its respective Morningstar category and benchmark index.

Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee for each Fund and comparable sub-advisory information provided by LFI. The Board considered that the sub-advisory fee schedules were negotiated between LFI and ACIM, an unaffiliated third party, and that LFI would compensate ACIM from its fees. The Board concluded that the proposed subadvisory fee for each Fund was reasonable.

Profitability and Fallout Benefits. The Board noted that the proposed sub-advisory fee for each Fund was negotiated between LFI and ACIM, an unaffiliated third party, and that LFI would compensate ACIM from its fees. The Board noted management’s representation that any additional benefits ACIM expects to receive were consistent with those ACIM identified in connection with the 2023 15(c) process. The Board further noted ACIM’s statement at that time that its relationship with the fund may enhance its name recognition in the investment community and may enhance its ability to obtain research from broker-dealers or obtaining research with soft dollars.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Funds were fair and reasonable, and that approval of the Advisory Agreements was in the best interests of each Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics - Not applicable to this semi-annual report.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not applicable to this semi-annual report.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 – attached hereto.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 – Not applicable to this semi-annual report.

(a)(5)	Change in Registrant’s independent public accountant – attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lincoln Variable Insurance Products Trust

By (Signature and Title)	/s/ Jayson Bronchetti
Jayson Bronchetti, President
(principal executive officer)

Date:	August 15, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jayson Bronchetti
Jayson Bronchetti, President
(principal executive officer)

Date:	August 15, 2024

By (Signature and Title)	/s/ James Hoffmayer
James Hoffmayer, Chief Accounting Officer
(principal financial officer)

Date:	August 19, 2024